As filed with the Securities and Exchange Commission on September 4, 2015
File Nos. 333-76651, 811-09301

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 86	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 89	☒
(Check appropriate box or boxes)

TIAA-CREF Funds

(Exact Name of Registrant as Specified in Charter)

730 Third Avenue
New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip Code)
Registrant’s Telephone Number, including Area Code: (800) 842-2733

Rachael M. Zufall, Esq.
TIAA-CREF Funds
8500 Andrew Carnegie Boulevard
Charlotte, North Carolina 28262

(Name and Address of Agent for Service)

Copy to:

Jeffrey S. Puretz, Esq.
Dechert LLP
1900 K Street, N.W.

Washington, D.C. 20006
Approximate Date of Proposed Public Offering:

As soon as practicable after effectiveness of the Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)
☐	On _____________ pursuant to paragraph (b)
☒	60 days after filing pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2) of rule 485
☐	On (date) pursuant to paragraph (a)(1)
☐	On _____________ pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS

[DECEMBER __, 2015]

TIAA-CREF International & Global Funds

of the TIAA-CREF Funds

Fund Class Ticker:	[Investor] Class
Emerging Markets Equity Fund	–
Enhanced International Equity Index Fund	–
Global Natural Resources	–
International Equity Fund	–
International Opportunities Fund	–
Social Choice International Equity Fund Emerging Markets Debt Fund	– –

This Prospectus describes the [Investor] Class shares offered by the investment portfolios listed above (each, a “Fund” and, collectively, the “Funds”) of the TIAA-CREF Funds (the “Trust”).

An investment in a Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investor can lose money in any of the Funds and the Funds could perform more poorly than other investments.

The Securities and Exchange Commission (the “SEC”) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Summary information

Emerging Markets Equity Fund

Investment objective 5

Fees and expenses 5

Shareholder fees 5

Annual Fund operating expenses 5

Example 6

Portfolio turnover 6

Principal investment strategies 6

Principal investment risks 7

Past performance 7

Portfolio management 10

Purchase and sale of [Investor] Class shares 10

Tax information 10

Payments to broker-dealers and other financial intermediary compensation 10

Summary information

Enhanced International Equity Index Fund

Investment objective 11

Fees and expenses 11

Shareholder fees 11

Annual Fund operating expenses 11

Example 12

Portfolio turnover 12

Principal investment strategies 12

Principal investment risks 13

Past performance 14

Portfolio management 15

Purchase and sale of [Investor] Class shares 16

Tax information 16

Payments to broker-dealers and other financial intermediary compensation 16

Summary information

Global Natural Resources Fund

Investment objective 17

Fees and expenses 17

Shareholder fees 17

Annual Fund operating expenses 17

Example 18

Portfolio turnover 18

Principal investment strategies 18

Principal investment risks 19

Past performance 20

Portfolio management 22

Purchase and sale of [Investor] Class shares 22

Tax information 23

Payments to broker-dealers and other financial intermediary compensation 23

Summary information

International Equity Fund

Investment objective 24

Fees and expenses 24

Shareholder fees 24

Annual Fund operating expenses 24

Example 25

Portfolio turnover 25

Principal investment strategies 25

Principal investment risks 26

Past performance 27

Portfolio management 29

Purchase and sale of [Investor] Class shares 29

Tax information 29

Payments to broker-dealers and other financial intermediary compensation 29

Summary information

International Opportunities Fund

Investment objective 30

Fees and expenses 30

Shareholder fees 30

Annual Fund operating expenses 30

Example 31

Portfolio turnover 31

Principal investment strategies 31

Principal investment risks 32

Past performance 32

Portfolio management 34

Purchase and sale of [Investor] Class shares 34

Tax information 35

Payments to broker-dealers and other financial intermediary compensation 35

Summary information

Social Choice International Equity Fund

Investment objective 36

Fees and expenses 36

Shareholder fees 36

Annual Fund operating expenses 36

Example 37

Portfolio turnover 37

Principal investment strategies 37

Principal investment risks 39

Past performance 40

Portfolio management 40

Purchase and sale of [Investor] Class shares 40

Tax information 40

Payments to broker-dealers and other financial intermediary compensation 40

Summary information

Emerging Markets Debt Fund

Investment objective 42

Fees and expenses 42

Shareholder fees 42

Annual Fund operating expenses 42

Example 43

Portfolio turnover 43

Principal investment strategies 43

Principal investment risks 44

Past performance 46

Portfolio management 46

Purchase and sale of [Investor] Class shares 46

Tax information 47

Payments to broker-dealers and other financial intermediary compensation 47

Additional information about investment strategies and risks 47

Additional information about the Funds 47

Additional information on principal investment risks of the Funds 49

Additional information about the Funds’ benchmark indices 56

Additional information on principal and non-principal investment strategies 58

Portfolio holdings 59

Portfolio turnover 59

Advisors’ prior performance of a substantially similar Composite 60

Share classes 61

Management of the Funds 62

The Funds’ investment adviser 62

Investment management fees 63

Portfolio management teams 64

Other services 67

Distribution and service arrangements 67

Calculating share price 68

Dividends and distributions 70

Taxes 71

Your account: purchasing, redeeming or exchanging shares 74

Share class eligibility 74

Purchasing shares 75

Redeeming shares 78

Exchanging shares 80

Conversion of shares–applicable to all investors 81

Important transaction information 82

Market timing/excessive trading policy–applicable to all investors 84

Electronic prospectuses 86

Additional information about index providers 86

Glossary 87

Financial highlights 89

Summary information

TIAA-CREF Emerging Markets Equity Fund

of the TIAA-CREF Funds

Investment objective

The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing in a portfolio of emerging markets equity investments.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

SHAREHOLDER FEES (fees paid directly from your investment)

[Investor] Class
Maximum sales charge imposed on purchases (percentage of offering price)	X%
Maximum deferred sales charge	X%
Maximum sales charge imposed on reinvested dividends and other distributions	X%
Redemption or exchange fee	X%
Maximum account fee	X%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

[Investor] Class
Management fees	X.XX%
Distribution (Rule 12b-1) fees	X.XX%
Other expenses	X.XX%
Total annual Fund operating expenses	X.XX%
Waivers and expense reimbursements	X.XX%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	X.XX%

TIAA-CREF International & Global Funds  ■  Prospectus     5

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s expense reimbursement agreement will remain in place through [December __, 2016], but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

[Investor] Class
1 year	$	X
3 years	$	XX
5 years	$	XXX
10 years	$	XXX

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended October 31, 2014, the Fund’s portfolio turnover rate was 104% of the average value of its portfolio.

Principal investment strategies

Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of emerging market issuers or in instruments with economic characteristics similar to emerging market equity securities. The Fund considers an “emerging market security” to be a security that is principally traded on a securities exchange of an emerging market or that is issued by an issuer that has primary operations in an emerging market. The Fund generally defines an “emerging market” as any of the countries or markets represented in the Fund’s benchmark index, the MSCI Emerging Markets® Index (“MSCI EM Index”), or any other country or market with similar emerging characteristics. The stock selection decisions of the Fund’s investment adviser, Teachers Advisors, Inc. (“Advisors”), drive Advisors’ country and regional asset allocations for the Fund. However, Advisors regularly compares the Fund’s sector and country exposure against the MSCI EM Index to assess its comparative investment exposures. Advisors looks for companies of any size that it believes have sustainable earnings growth, focused management with successful track records, unique and easy-to-

6     Prospectus  ■  TIAA-CREF International & Global Funds

understand franchises (brands), stock prices that do not fully reflect the stock’s potential value (based on current earnings, assets, and long-term growth prospects), and consistent generation of free cash flow. For purposes of the 80% investment policy, the term “assets” means net assets, plus the amount of any borrowings for investment purposes.

Principal investment risks

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

• Market Risk—The risk that market prices of portfolio investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions. Market risk may affect a single issuer, industry or sector of the economy, or it may affect the market as a whole.

• Issuer Risk (often called Financial Risk)—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time.

• Active Management Risk—The risk that Advisors’ strategy, investment selection or trading execution may cause the Fund to underperform relative to the benchmark index or mutual funds with similar investment objectives.

• Foreign Investment Risk—Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from financial instruments of U.S. issuers. This risk may be heightened in emerging or developing markets. Foreign investments may also be less liquid and more difficult to value than investments in U.S. issuers.

• Emerging Markets Risk—The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their financial markets may be very small, share prices of financial instruments in emerging markets countries may be volatile and difficult to determine. Financial instruments of issuers in these countries may be less liquid than those of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many emerging markets countries.

Please see the non-summary portion of the Prospectus for more detailed information about the risks described above.

Past performance

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.

TIAA-CREF International & Global Funds  ■  Prospectus     7

Because the Fund only recently began offering [Investor] Class shares, the performance information shown is for the Fund’s existing classes, which would have substantially similar annual returns to the new [Investor] Class because all of the Fund’s classes are invested in the same portfolio of securities with the only difference being that the classes do not have the same expenses. The bar chart shows the annual total returns of the Institutional Class of the Fund, before taxes, in each full calendar year since inception of the Institutional Class. Because the expenses vary across share classes, the performance of the Institutional Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Institutional Class for a calendar quarter during the period covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Institutional, Retirement, Premier and Retail Classes over the one-year, five-year, ten-year and since-inception periods ended December 31, 2014, and how those returns compare to those of the Fund's benchmark index. After-tax performance is also shown only for Institutional Class shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Institutional Class shares. The performance in the bar charts and table has not been restated to reflect any difference between the existing classes’ expenses and estimated [Investor] Class expenses. Because existing class shares generally are expected to have different expenses than [Investor] Class shares, if the charts below had been restated with [Investor] Class expenses, performance would have differed.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark index listed below is unmanaged, and you cannot invest directly in an index. The returns for the benchmark index reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE INSTITUTIONAL CLASS SHARES (%)

8     Prospectus  ■  TIAA-CREF International & Global Funds

Best quarter: 13.99%, for the quarter ended March 31, 2012. Worst quarter: -23.77%, for the quarter ended September 30, 2011.

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2014

	Inception Date	One Year	Since Inception
Institutional Class	8/31/2010
Return Before Taxes		–7.75%	0.86%
Return After Taxes on Distributions		–8.03%	0.76%
Return After Taxes on Distributions and Sale of
Fund Shares		–4.14%	0.78%
Retail Class	8/31/2010
Return Before Taxes		–8.05%	0.48%
Retirement Class	8/31/2010
Return Before Taxes		–7.90%	0.61%
Premier Class	8/31/2010
Return Before Taxes		–7.78%	0.74%
MSCI Emerging Markets® Index
(reflects no deductions for fees, expenses or taxes)		–2.19%	2.13%†
Current performance of the Fund’s shares may be higher or lower than that shown above.
†		Performance is calculated from the inception date of the Institutional Class.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

TIAA-CREF International & Global Funds  ■  Prospectus     9

Portfolio management

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, Inc.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Alexander Lee Muromcew	Barton Grenning
Title:	Managing Director	Managing Director
Experience on Fund:	since 2010	since 2015

Purchase and sale of [Investor] Class shares

[Investor] Class shares are available for purchase through certain financial intermediaries and employee benefit plans. The Fund also offers Institutional, Retirement, Premier and Retail Class shares, which are offered through another prospectus that contains information about their respective eligibility criteria.

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any day that the New York Stock Exchange (“NYSE”) is open for business. Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements.

Tax information

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

Payments to broker-dealers and other financial intermediary compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the financial intermediary for providing investor services. The Fund’s related companies may also pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conﬂict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

10     Prospectus  ■  TIAA-CREF International & Global Funds

Summary information

TIAA-CREF Enhanced International Equity Index Fund

of the TIAA-CREF Funds

Investment objective

The Fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of foreign issuers.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

SHAREHOLDER FEES (fees paid directly from your investment)

[Investor] Class
Maximum sales charge imposed on purchases (percentage of offering price)	X%
Maximum deferred sales charge	X%
Maximum sales charge imposed on reinvested dividends and other distributions	X%
Redemption or exchange fee	X%
Maximum account fee	X%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

[Investor] Class
Management fees	X.XX%
Distribution (Rule 12b-1) fees	X.XX%
Other expenses	X.XX%
Total annual Fund operating expenses	X.XX%
Waivers and expense reimbursements	X.XX%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	X.XX%

TIAA-CREF International & Global Funds  ■  Prospectus     11

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s expense reimbursement agreement will remain in place through [December __, 2016], but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

[Investor] Class
1 year	$	X
3 years	$	XX
5 years	$	XXX
10 years	$	XXX

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended October 31, 2014, the Fund’s portfolio turnover rate was 71% of the average value of its portfolio.

Principal investment strategies

Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of foreign issuers included in the Fund’s benchmark index, the MSCI EAFE® Index, at the time of purchase, but not necessarily at index weightings. The Fund has a policy of maintaining investments of equity securities of foreign issuers in at least three countries other than the United States. For purposes of the 80% investment policy, the term “assets” means net assets, plus the amount of any borrowings for investment purposes.

The Fund follows an enhanced index management strategy. The Fund’s investment adviser, Teachers Advisors, Inc. (“Advisors”), actively uses quantitative analysis to attempt to enhance the Fund’s performance relative to the MSCI EAFE® Index while retaining a similar risk profile, instead of passively holding a representative basket of securities designed to match the index. The MSCI EAFE® Index measures stock performance in certain countries outside North America.

12     Prospectus  ■  TIAA-CREF International & Global Funds

Enhanced index strategies employ quantitative modeling techniques for stock selection, country allocation and portfolio construction. With enhanced indexing, the Fund may use several different investment techniques to seek to build a portfolio of stocks that is structured to resemble and share the risk characteristics of the Fund’s benchmark index, while also seeking to outperform the benchmark index. Enhanced indexing is designed so that the Fund diverges from its benchmark index more than a pure indexing strategy, with the goal of outperforming its benchmark index while effectively managing benchmark relative risks.

Under these quantitative modeling techniques, a number of variables related to individual stocks are evaluated to select a broadly diversified group of stocks that may have the potential to provide a higher total return than that of the benchmark index, the MSCI EAFE® Index. The Fund uses a proprietary, quantitative stock scoring model to evaluate and score a broad universe of stocks in which the Fund invests.

Advisors will generally attempt to overweight securities (relative to the benchmark) that score high in the stock selection screening process and to either not hold or underweight securities that score low in the screening process. The Fund may also purchase and sell swaps and other equity derivatives to carry out the Fund’s investment strategies. The Fund’s strategy is based upon Advisors’ understanding of the interplay of market factors and does not assure successful investment. The markets or the process of selecting individual securities may be affected by factors not taken into account in Advisors’ analysis.

Principal investment risks

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

• Market Risk—The risk that market prices of portfolio investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions. Market risk may affect a single issuer, industry or sector of the economy, or it may affect the market as a whole.

• Issuer Risk (often called Financial Risk)—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time.

• Foreign Investment Risk—Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from financial instruments of U.S. issuers. This risk may be heightened in emerging or developing markets. Foreign

TIAA-CREF International & Global Funds  ■  Prospectus     13

investments may also be less liquid and more difficult to value than investments in U.S. issuers.

• Enhanced Index Risk—As an enhanced index fund, the Fund may also underperform its benchmark index due to differences between the investments of the Fund and its benchmark index.

• Quantitative Analysis Risk—The risk that stocks selected using quantitative modeling and analysis could perform differently from the market as a whole.

• Derivatives Risk—The risks associated with investing in derivatives may be different and greater than the risks associated with directly investing in the underlying securities and other instruments. The Fund may use futures, options, single name or index credit default swaps, or forwards, and the Fund may also use more complex derivatives such as swaps that might present liquidity, credit and counterparty risk. When investing in derivatives, the Fund may lose more than the principal amount invested.

Please see the non-summary portion of the Prospectus for more detailed information about the risks described above.

Past performance

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Because the Fund only recently began offering [Investor] Class shares, the performance information shown is for the Fund’s existing Institutional Class, which would have substantially similar annual returns to the new [Investor] Class because the Fund’s classes are invested in the same portfolio of securities with the only difference being that the Institutional Class has lower expenses. The bar chart shows the annual total returns of the Institutional Class of the Fund, before taxes, in each full calendar year since inception of the Institutional Class. Below the bar chart are the best and worst returns of the Institutional Class for a calendar quarter during the period covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Institutional Class over the one-year, five year, ten year and since-inception periods (where applicable) ended December 31, 2014, and how those returns compare to those of the Fund’s benchmark index. The performance in the bar charts and table has not been restated to reflect any difference between Institutional Class expenses and estimated [Investor] Class expenses. Because Institutional Class shares are expected to have lower expenses than [Investor] Class shares, if the charts below had been restated with [Investor] Class expenses, performance would have been lower.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark index listed below is

14     Prospectus  ■  TIAA-CREF International & Global Funds

unmanaged, and you cannot invest directly in an index. The returns for the benchmark index reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE INSTITUTIONAL CLASS SHARES (%)

Best quarter: 25.11%, for the quarter ended June 30, 2009. Worst quarter: -20.99%, for the quarter ended September 30, 2008.

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2014

	Inception Date	One Year	Five Years	Since Inception
Institutional Class	11/30/2007
Return Before Taxes		–4.08%	6.56%	–0.60%
Return After Taxes on Distributions		–5.96%	5.47%	–1.38%
Return After Taxes on Distributions and Sale of
Fund Shares		–1.09%	5.16%	–0.41%
MSCI EAFE® Index
(reflects no deductions for fees, expenses or taxes)		–4.90%	5.33%	–0.78%†
Current performance of the Fund’s shares may be higher or lower than that shown above.
†		Performance is calculated from the inception date of the Institutional Class.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs).

Portfolio management

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, Inc.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

TIAA-CREF International & Global Funds  ■  Prospectus     15

Name:	Steve Rossiello, CFA	Pablo Mitchell
Title	Managing Director	Director
Experience on Fund:	since 2007	since 2009

Purchase and sale of [Investor] Class shares

[Investor] Class shares are available for purchase through certain financial intermediaries and employee benefit plans. The Fund also offers Institutional Class shares, which are offered through another prospectus that contains information about the eligibility criteria related to that class.

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any day that the New York Stock Exchange (“NYSE”) is open for business. Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements.

Tax information

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

Payments to broker-dealers and other financial intermediary compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the financial intermediary for providing investor services. The Fund’s related companies may also pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conﬂict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

16     Prospectus  ■  TIAA-CREF International & Global Funds

Summary information

TIAA-CREF Global Natural Resources Fund

of the TIAA-CREF Funds

Investment objective

The Fund seeks a favorable long-term total return, mainly through capital appreciation, from investments related to the natural resources sector.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

SHAREHOLDER FEES (fees paid directly from your investment)

[Investor] Class
Maximum sales charge imposed on purchases (percentage of offering price)	X%
Maximum deferred sales charge	X%
Maximum sales charge imposed on reinvested dividends and other distributions	X%
Redemption or exchange fee	X%
Maximum account fee	X%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

[Investor] Class
Management fees	X.XX%
Distribution (Rule 12b-1) fees	X.XX%
Other expenses	X.XX%
Total annual Fund operating expenses	X.XX%
Waivers and expense reimbursements	X.XX%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	X.XX%

TIAA-CREF International & Global Funds  ■  Prospectus     17

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s expense reimbursement agreement will remain in place through [December __, 2016], but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

[Investor] Class
1 year	$	X
3 years	$	XX
5 years	$	XXX
10 years	$	XXX

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended October 31, 2014, the Fund’s portfolio turnover rate was 169% of the average value of its portfolio.

Principal investment strategies

Under normal circumstances, the Fund invests at least 80% of its assets in securities of issuers that are primarily engaged in the ownership, development, exploration, production, distribution or processing of natural resources, as well as in securities of companies that are suppliers to firms producing natural resources, in instruments with economic characteristics similar to natural resources securities or in direct holdings of natural resources. The Fund will primarily invest in equity securities, but, from time to time, the Fund may also invest in debt securities of issuers engaged in or related to the natural resources sector. The Fund generally defines “natural resources” as energy, metals, agriculture and other commodities, as well as related products and services. For purposes of the 80% investment policy, the term “assets” means net assets, plus the amount of any borrowings for investment purposes.

The Fund is considered to be “non-diversified,” which means it may invest in fewer issuers than a “diversified” fund. Due to the Fund’s substantial investment

18     Prospectus  ■  TIAA-CREF International & Global Funds

in issuers within the natural resources sector, the Fund’s investments are considered to be “concentrated” in this sector.

Typically, the Fund will invest in issuers listed in at least three countries outside the United States, and will invest at least 40% of its assets in foreign issuers. However, when market conditions warrant, the Fund may invest a higher percentage in U.S. issuers. In such cases, the Fund will invest at least 30% in foreign issuers. The investment selection decisions of the Fund’s investment adviser, Teachers Advisors, Inc. (“Advisors”), drives country and regional asset allocations for the Fund. However, Advisors regularly compares the Fund’s issuer, natural resource sub-sector and country exposure against its benchmark index, the MSCI All Country World Commodity Producers Sector Capped Index (the “Index”), to assess the Fund’s relative investment exposures. Advisors looks to invest the Fund’s assets globally in financial instruments of well-positioned companies in the natural resources sector, both in developed and emerging markets. In selecting the Fund’s investments, Advisors generally favors companies that it believes are resource-rich, have growth potential and trade at relatively attractive valuations, regardless of their geographical location. The Fund may also invest in companies that Advisors believes are well-positioned as suppliers to the natural resources sector, or benefit in some way from the natural resources value chain. The Fund may also hold certain natural resources directly, such as precious metals or timberland, subject to regulatory illiquidity limits and other restrictions. The Fund may invest in issuers with various levels of market capitalization.

Principal investment risks

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

• Market Risk—The risk that market prices of portfolio investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions. Market risk may affect a single issuer, industry or sector of the economy, or it may affect the market as a whole.

• Issuer Risk (often called Financial Risk)—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time.

• Industry/Sector Risk—The risk that focusing on investment in specific industries or sectors makes a fund more vulnerable to developments particularly affecting those industries or sectors than a more broadly diversified fund would be.

• Special Risks of Investing in Natural Resources Investments—The value of the Fund’s investments in financial instruments of natural resources issuers and directly in natural resources may be affected by various factors,

TIAA-CREF International & Global Funds  ■  Prospectus     19

including increased market volatility, natural events, inflationary pressure and national and international politics, causing the Fund to perform poorly. In addition, direct investments in natural resources, such as holding precious metals, are generally more illiquid than securities holdings, which could result in difficulty in their disposal in a timely and favorable manner.

• Non-Diversification Risk—The Fund is considered to be “non-diversified,” which means that it can invest a greater percentage of its assets in the securities of a single issuer than a “diversified” fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss in value of a particular security may have a greater effect on the Fund’s return since it may represent a larger portion of the Fund’s total portfolio assets.

• Active Management Risk—The risk that Advisors’ strategy, investment selection or trading execution may cause the Fund to underperform relative to the benchmark index or mutual funds with similar investment objectives.

• Foreign Investment Risk—Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from financial instruments of U.S. issuers. This risk may be heightened in emerging or developing markets. Foreign investments may also be less liquid and more difficult to value than investments in U.S. issuers.

• Emerging Markets Risk—The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their financial markets may be very small, share prices of financial instruments in emerging markets countries may be volatile and difficult to determine. Financial instruments of issuers in these countries may be less liquid than those of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many emerging markets countries.

Please see the non-summary portion of the Prospectus for more detailed information about the risks described above.

Past performance

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Because the Fund only recently began offering [Investor] Class shares, the performance information shown is for the Fund’s existing classes, which would have substantially similar annual returns to the new [Investor] Class because all of the Fund’s classes are invested in the same portfolio of securities with the only difference being that the classes do not have the same expenses. The bar chart shows the annual total returns of the Institutional Class of the Fund, before taxes, in each full calendar year since inception of the Institutional Class.

20     Prospectus  ■  TIAA-CREF International & Global Funds

Because the expenses vary across share classes, the performance of the Institutional Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Institutional Class for a calendar quarter during the period covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Institutional, Retirement, Premier and Retail Classes over the one-year, five-year, ten-year and since-inception periods ended December 31, 2014, and how those returns compare to those of the Fund's benchmark index. After-tax performance is also shown only for Institutional Class shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Institutional Class shares. The performance in the bar charts and table has not been restated to reflect any difference between the existing classes’ expenses and estimated [Investor] Class expenses. Because existing class shares generally are expected to have different expenses than [Investor] Class shares, if the charts below had been restated with [Investor] Class expenses, performance would have differed.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark index listed below is unmanaged, and you cannot invest directly in an index. The returns for the benchmark index reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE INSTITUTIONAL CLASS SHARES (%)

Best quarter: 10.18%, for the quarter ended March 31, 2012. Worst quarter: -10.01%, for the quarter ended June 30, 2013.

TIAA-CREF International & Global Funds  ■  Prospectus     21

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2014

	Inception Date	One Year	Since Inception
Institutional Class	11/1/2011
Return Before Taxes		–11.64%	–2.83%
Return After Taxes on Distributions		–11.96%	–3.18%
Return After Taxes on Distributions and Sale of
Fund Shares		–6.25%	–2.04%
Retail Class	11/1/2011
Return Before Taxes		–11.95%	–3.22%
Retirement Class	11/1/2011
Return Before Taxes		–11.80%	–3.04%
Premier Class	11/1/2011
Return Before Taxes		–11.77%	–2.99%
MSCI All Country World Commodity Producers Sector Capped Index
(reflects no deductions for fees, expenses or taxes)		–11.17%	–2.78%†
Current performance of the Fund’s shares may be higher or lower than that shown above.
†		Performance is calculated from the inception date of the Institutional Class.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

Portfolio management

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, Inc.

Portfolio Manager. The following person manages the Fund on a day-to-day basis:

Name:	Navaneel Ray
Title:	Managing Director
Experience on Fund:	since 2011

Purchase and sale of [Investor] Class shares

[Investor] Class shares are available for purchase through certain financial intermediaries and employee benefit plans. The Fund also offers Institutional, Retirement, Premier and Retail Class shares, which are offered through another prospectus that contains information about their respective eligibility criteria.

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any day that the New York Stock Exchange (“NYSE”) is open for business. Exchanges may be made for shares of the same share class

22     Prospectus  ■  TIAA-CREF International & Global Funds

of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements.

Tax information

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

Payments to broker-dealers and other financial intermediary compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the financial intermediary for providing investor services. The Fund’s related companies may also pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conﬂict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

TIAA-CREF International & Global Funds  ■  Prospectus     23

Summary information

TIAA-CREF International Equity Fund

of the TIAA-CREF Funds

Investment objective

The Fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of foreign issuers.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

SHAREHOLDER FEES (fees paid directly from your investment)

[Investor] Class
Maximum sales charge imposed on purchases (percentage of offering price)	X%
Maximum deferred sales charge	X%
Maximum sales charge imposed on reinvested dividends and other distributions	X%
Redemption or exchange fee	X%
Maximum account fee	X%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

[Investor] Class
Management fees	X.XX%
Distribution (Rule 12b-1) fees	X.XX%
Other expenses	X.XX%
Total annual Fund operating expenses	X.XX%
Waivers and expense reimbursements	X.XX%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	X.XX%

24     Prospectus  ■  TIAA-CREF International & Global Funds

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s expense reimbursement agreement will remain in place through [December __, 2016], but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

[Investor] Class
1 year	$	X
3 years	$	XX
5 years	$	XXX
10 years	$	XXX

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended October 31, 2014, the Fund’s portfolio turnover rate was 85% of the average value of its portfolio.

Principal investment strategies

Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of foreign issuers. The Fund has a policy of maintaining investments of equity securities of foreign issuers in at least three countries other than the United States. The Fund’s investment adviser, Teachers Advisors, Inc. (“Advisors”), selects individual stocks, and lets the Fund’s country and regional asset allocations evolve from their stock selection. However, the Fund’s sector and country exposure is regularly managed against the Fund’s benchmark index, the Morgan Stanley Capital International EAFE® (Europe, Australasia, Far East) Index (the “MSCI EAFE® Index”), in order to control risk. The Fund may invest in emerging markets to varying degrees, depending on the prevalence of stock specific opportunities. The Fund typically invests in companies of all sizes, including smaller, lesser-known companies where Advisors believes it has some unique insights into the company. For purposes of the 80% investment policy, the term “assets” means net assets, plus the amount of any borrowings for investment purposes.

TIAA-CREF International & Global Funds  ■  Prospectus     25

Advisors typically invests in companies that can demonstrate an ability to generate free cash flow and strong market share. In addition, Advisors looks for companies with performance oriented management that focuses on growth through innovation, sustainable earnings growth and shareholder returns. Advisors will typically invest in these types of companies when Advisors believes that their stock prices do not fully reflect the stock’s potential value, based on current earnings, assets and long-term growth prospects.

Principal investment risks

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

• Market Risk—The risk that market prices of portfolio investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions. Market risk may affect a single issuer, industry or sector of the economy, or it may affect the market as a whole.

• Issuer Risk (often called Financial Risk)—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time.

• Active Management Risk—The risk that Advisors’ strategy, investment selection or trading execution may cause the Fund to underperform relative to the benchmark index or mutual funds with similar investment objectives.

• Foreign Investment Risk—Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from financial instruments of U.S. issuers. This risk may be heightened in emerging or developing markets. Foreign investments may also be less liquid and more difficult to value than investments in U.S. issuers.

• Emerging Markets Risk—The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their financial markets may be very small, share prices of financial instruments in emerging markets countries may be volatile and difficult to determine. Financial instruments of issuers in these countries may be less liquid than those of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many emerging markets countries.

Please see the non-summary portion of the Prospectus for more detailed information about the risks described above.

26     Prospectus  ■  TIAA-CREF International & Global Funds

Past performance

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Because the Fund only recently began offering [Investor] Class shares, the performance information shown is for the Fund’s existing classes, which would have substantially similar annual returns to the new [Investor] Class because all of the Fund’s classes are invested in the same portfolio of securities with the only difference being that the classes do not have the same expenses. The bar chart shows the annual total returns of the Institutional Class of the Fund, before taxes, in each full calendar year for the last ten years. Because the expenses vary across share classes, the performance of the Institutional Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Institutional Class for a calendar quarter during the period covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Institutional, Retirement, Premier and Retail Classes over the one-year, five-year, ten-year and since-inception periods ended December 31, 2014, and how those returns compare to those of the Fund's benchmark index. After-tax performance is also shown only for Institutional Class shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Institutional Class shares. The performance in the bar charts and table has not been restated to reflect any difference between the existing classes’ expenses and estimated [Investor] Class expenses. Because existing class shares generally are expected to have different expenses than [Investor] Class shares, if the charts below had been restated with [Investor] Class expenses, performance would have differed.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark index listed below is unmanaged, and you cannot invest directly in an index. The returns for the benchmark index reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

TIAA-CREF International & Global Funds  ■  Prospectus     27

ANNUAL TOTAL RETURNS FOR THE INSTITUTIONAL CLASS SHARES (%)

Best quarter: 25.32%, for the quarter ended June 30, 2009. Worst quarter: -26.49%, for the quarter ended September 30, 2011.

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2014

	Inception Date	One Year	Five Years	Ten Years
Institutional Class	7/1/1999
Return Before Taxes		–7.99%	6.57%	4.92%
Return After Taxes on Distributions		–8.26%	6.34%	4.09%
Return After Taxes on Distributions and Sale of
Fund Shares		–4.22%	5.27%	4.20%
Retail Class	3/31/2006
Return Before Taxes		–8.28%	6.21%	4.92%*
Retirement Class	10/1/2002
Return Before Taxes		–8.25%	6.31%	4.57%
Premier Class	9/30/2009
Return Before Taxes		–8.14%	6.43%	4.83%*
MSCI EAFE® Index
(reflects no deductions for fees, expenses or taxes)		–4.90%	5.33%	4.43%
Current performance of the Fund’s shares may be higher or lower than that shown above.
*

The performance shown for the Retail Class and Premier Class that is prior to their inception date is based on performance of the Fund’s Institutional Class. The performance for these periods has not been restated to reflect higher expenses of the Retail Class and Premier Class. If those expenses had been reflected, the performance would have been lower.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

28     Prospectus  ■  TIAA-CREF International & Global Funds

Portfolio management

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, Inc.

Portfolio Manager. The following person manages the Fund on a day-to-day basis:

Name:	Chris Semenuk
Title:	Managing Director
Experience on Fund:	since 1999

Purchase and sale of [Investor] Class shares

[Investor] Class shares are available for purchase through certain financial intermediaries and employee benefit plans. The Fund also offers Institutional, Retirement, Premier and Retail Class shares, which are offered through another prospectus that contains information about their respective eligibility criteria.

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any day that the New York Stock Exchange (“NYSE”) is open for business. Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements.

Tax information

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

Payments to broker-dealers and other financial intermediary compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the financial intermediary for providing investor services. The Fund’s related companies may also pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conﬂict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

TIAA-CREF International & Global Funds  ■  Prospectus     29

Summary information

TIAA-CREF International Opportunities Fund

of the TIAA-CREF Funds

Investment objective

The Fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of foreign issuers.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

SHAREHOLDER FEES (fees paid directly from your investment)

[Investor] Class
Maximum sales charge imposed on purchases (percentage of offering price)	X%
Maximum deferred sales charge	X%
Maximum sales charge imposed on reinvested dividends and other distributions	X%
Redemption or exchange fee	X%
Maximum account fee	X%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

[Investor] Class
Management fees	X.XX%
Distribution (Rule 12b-1) fees	X.XX%
Other expenses	X.XX%
Total annual Fund operating expenses	X.XX%
Waivers and expense reimbursements	X.XX%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	X.XX%

30     Prospectus  ■  TIAA-CREF International & Global Funds

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s expense reimbursement agreement will remain in place through [December __, 2016], but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

[Investor] Class
1 year	$	X
3 years	$	XX
5 years	$	XXX
10 years	$	XXX

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended October 31, 2014, the Fund’s portfolio turnover rate was 46% of the average value of its portfolio.

Principal investment strategies

The Fund primarily invests in equity securities of issuers in developed and emerging markets located around the world but outside the United States. The Fund anticipates investing in a number of foreign markets, but at a minimum it will invest in at least three countries outside the United States. The Fund’s investment adviser, Teachers Advisors, Inc. (“Advisors”), selects individual stocks, and lets the Fund’s country and regional asset allocations evolve from this stock selection. The Fund may invest in companies of all sizes.

Advisors typically invests in companies that it believes can demonstrate positive and sustainable structural change. In addition, Advisors looks for companies in the early stages of a structural growth opportunity driven by differentiated products and/or services that maintain strong barriers to entry, continue to outgrow peers and demonstrate accelerating top-line growth with margin expansion. Advisors will typically invest in these types of companies when Advisors believes that their stock prices do not fully reflect the stock’s potential value, based on current earnings, assets and long-term growth prospects.

TIAA-CREF International & Global Funds  ■  Prospectus     31

The Fund is actively managed; however, Advisors regularly reviews the Fund’s sector and country exposure against the Fund’s benchmark index, the Morgan Stanley Capital International ACWI (All Country World Index) ex USA® Index (the “MSCI ACWI ex USA® Index”), to seek to control risk.

Principal investment risks

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

• Market Risk—The risk that market prices of portfolio investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions. Market risk may affect a single issuer, industry or sector of the economy, or it may affect the market as a whole.

• Issuer Risk (often called Financial Risk)—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time.

• Active Management Risk—The risk that Advisors’ strategy, investment selection or trading execution may cause the Fund to underperform relative to the benchmark index or mutual funds with similar investment objectives.

• Foreign Investment Risk—Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from financial instruments of U.S. issuers. This risk may be heightened in emerging or developing markets. Foreign investments may also be less liquid and more difficult to value than investments in U.S. issuers.

• Emerging Markets Risk—The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their financial markets may be very small, share prices of financial instruments in emerging markets countries may be volatile and difficult to determine. Financial instruments of issuers in these countries may be less liquid than those of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many emerging markets countries.

Please see the non-summary portion of the Prospectus for more detailed information about the risks described above.

Past performance

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Because the Fund only recently began offering [Investor] Class shares, the

32     Prospectus  ■  TIAA-CREF International & Global Funds

performance information shown is for the Fund’s existing classes, which would have substantially similar annual returns to the new [Investor] Class because all of the Fund’s classes are invested in the same portfolio of securities with the only difference being that the classes do not have the same expenses. The bar chart shows the annual total returns of the Institutional Class of the Fund, before taxes, in each full calendar year since inception of the Institutional Class. Because the expenses vary across share classes, the performance of the Institutional Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Institutional Class for a calendar quarter during the period covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Institutional, Retirement, Premier and Retail Classes over the one-year, five-year, ten-year and since-inception periods ended December 31, 2014, and how those returns compare to those of the Fund's benchmark index. After-tax performance is also shown only for Institutional Class shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Institutional Class shares. The performance in the bar charts and table has not been restated to reflect any difference between the existing classes’ expenses and estimated [Investor] Class expenses. Because existing class shares generally are expected to have different expenses than [Investor] Class shares, if the charts below had been restated with [Investor] Class expenses, performance would have differed.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark index listed below is unmanaged, and you cannot invest directly in an index. The returns for the benchmark index reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE INSTITUTIONAL CLASS SHARES (%)

Best quarter: -0.27%, for the quarter ended June 30, 2014. Worst quarter: -5.32%, for the quarter ended September 30, 2014.

TIAA-CREF International & Global Funds  ■  Prospectus     33

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2014

	Inception Date	One Year	Since Inception
Institutional Class	4/12/2013
Return Before Taxes		–8.09%	1.82%
Return After Taxes on Distributions		–8.26%	1.65%
Return After Taxes on Distributions and Sale of
Fund Shares		–4.34%	1.41%
Retail Class	4/12/2013
Return Before Taxes		–8.48%	1.40%
Retirement Class	4/12/2013
Return Before Taxes		–8.34%	1.54%
Premier Class	4/12/2013
Return Before Taxes		–8.26%	1.60%
MSCI ACWI ex USA® Index
(reflects no deductions for fees, expenses or taxes)		–3.87%	3.51%†
Current performance of the Fund’s shares may be higher or lower than that shown above.
†		Performance is calculated from the inception date of the Institutional Class.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

Portfolio management

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, Inc.

Portfolio Manager. The following person manages the Fund on a day-to-day basis:

Name:	Jason Campbell
Title:	Managing Director
Experience on Fund:	since 2013

Purchase and sale of [Investor] Class shares

[Investor] Class shares are available for purchase through certain financial intermediaries and employee benefit plans. The Fund also offers Institutional, Retirement, Premier and Retail Class shares, which are offered through another prospectus that contains information about their respective eligibility criteria.

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any day that the New York Stock Exchange (“NYSE”) is open for business. Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements.

34     Prospectus  ■  TIAA-CREF International & Global Funds

Tax information

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

Payments to broker-dealers and other financial intermediary compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the financial intermediary for providing investor services. The Fund’s related companies may also pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conﬂict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

TIAA-CREF International & Global Funds  ■  Prospectus     35

Summary information

TIAA-CREF Social Choice International Equity Fund

of the TIAA-CREF Funds

Investment objective

The Fund seeks a favorable long-term total return, that reflects the investment performance of the overall foreign equity markets while giving special consideration to certain environmental, social and governance (“ESG”) criteria.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

SHAREHOLDER FEES (fees paid directly from your investment)

[Investor] Class
Maximum sales charge imposed on purchases (percentage of offering price)	X%
Maximum deferred sales charge	X%
Maximum sales charge imposed on reinvested dividends and other distributions	X%
Redemption or exchange fee	X%
Maximum account fee	X%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

[Investor] Class
Management fees	X.XX%
Distribution (Rule 12b-1) fees	X.XX%
Other expenses	X.XX%
Total annual Fund operating expenses	X.XX%
Waivers and expense reimbursements	X.XX%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	X.XX%

36     Prospectus  ■  TIAA-CREF International & Global Funds

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s expense reimbursement agreement will remain in place through [December __, 2016], but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

[Investor] Class
1 year	$	X
3 years	$	XX
5 years	$	XXX
10 years	$	XXX

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund has no annual portfolio turnover rate because the Fund is newly operational.

Principal investment strategies

Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of foreign issuers. The Fund attempts to achieve the return of the foreign equity markets, as represented by its benchmark index, the Morgan Stanley Capital International EAFE® (Europe, Australasia, Far East) Index (the “MSCI EAFE® Index”), while investing in companies whose activities are consistent with the Fund’s ESG criteria. See “Additional information about the Fund’s benchmark index” below for more information about the Fund’s benchmark. Fund holdings may be denominated in U.S. dollars or non-U.S. dollar currencies.

The Fund’s investments are subject to certain ESG criteria. The research vendor currently providing the ESG performance evaluation is MSCI, Inc. (“MSCI”). All companies must meet or exceed minimum ESG performance standards to be eligible for inclusion in the Fund. The evaluation process favors companies with leadership in ESG performance relative to their peers. Typically, environmental assessment categories include climate change, natural resource

TIAA-CREF International & Global Funds  ■  Prospectus     37

use, waste management and environmental opportunities. Social evaluation categories include human capital, product safety and social opportunities. Governance assessment categories include corporate governance, business ethics and government and public policy. How well companies adhere to international norms and principles and involvement in major ESG controversies (examples of which may relate to the environment, customers, human rights and community, labor rights and supply chain, and governance) are other considerations.

The ESG evaluation process is conducted on an industry-specific basis and involves the identification of key performance indicators, which are given more relative weight compared to the broader range of potential assessment categories. Concerns in one area do not automatically eliminate an issuer from being an eligible investment for the Fund. When ESG concerns exist, the evaluation process gives careful consideration to how companies address the risks and opportunities they face in the context of their industry and relative to their peers. The social and environmental impact of corporate activities related to the production and sale of alcohol, tobacco, military weapons, firearms, nuclear power and gambling products and services are quantified and incorporated into a company’s overall ESG performance assessment. While not automatically excluded from the Fund, most companies involved in these industries are ineligible for inclusion in the Fund due to their poor overall ESG performance.

Once a universe of ESG-eligible companies is established, the Fund’s investment adviser, Teachers Advisors, Inc. (“Advisors”) then uses quantitative investment techniques to attempt to closely match, to the extent practicable, the overall risk characteristics of the benchmark index. Under these quantitative investment techniques, the Fund uses a risk model to evaluate the universe of stocks in which the Fund may invest and to help construct a broadly diversified group of stocks. The Fund holdings will generally consist of a subset of the eligible investment universe. The Fund is not required to invest in all of the companies that meet the ESG criteria.

The Corporate Governance and Social Responsibility Committee (the “CGSR Committee”) of the Board of Trustees of the Trust (“Board of Trustees”) reviews the ESG criteria used to determine eligibility of the securities held by the Fund and approves the vendor of that service. Advisors seeks to ensure that the Fund’s investments are consistent with its ESG criteria, but Advisors cannot guarantee that this will always be the case for every Fund investment. Consistent with its responsibilities, the CGSR Committee evaluates options for implementing the Fund’s ESG investment criteria and monitors the ESG vendor(s) selected to supply the ESG-eligible universe. Advisors has the right to change the ESG vendor(s) at any time and to add to the number of vendors providing the universe of eligible companies. Investing on the basis of ESG criteria is qualitative and subjective by nature, and there can be no assurance that the process utilized by the Fund’s vendor(s) or any judgment exercised by the CGSR Committee or Advisors will reflect the beliefs or values of any particular investor.

38     Prospectus  ■  TIAA-CREF International & Global Funds

The ESG criteria the Fund takes into consideration are non-fundamental investment policies. Such criteria and the universe of investments that the Fund utilizes may be changed without the approval of the Fund’s shareholders. For purposes of the 80% investment policy, the term “assets” means net assets, plus the amount of any borrowings for investment purposes.

Principal investment risks

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

• ESG Criteria Risk—The risk that because the Fund’s ESG criteria exclude securities of certain issuers for nonfinancial reasons, the Fund may forgo some market opportunities available to funds that do not use these criteria.

• Market Risk—The risk that market prices of portfolio investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions. Market risk may affect a single issuer, industry or sector of the economy, or it may affect the market as a whole.

• Issuer Risk (often called Financial Risk)—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time.

• Foreign Investment Risk—Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from financial instruments of U.S. issuers. This risk may be heightened in emerging or developing markets. Foreign investments may also be less liquid and more difficult to value than investments in U.S. issuers.

• Large-Cap Risk—The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

• Mid-Cap Risk—The risk that the stocks of mid-capitalization companies often experience greater price volatility, lower trading volume and less liquidity than the stocks of larger, more established companies.

• Active Management Risk—The risk that Advisors’ strategy, investment selection or trading execution may cause the Fund to underperform relative to the benchmark index or mutual funds with similar investment objectives.

• Benchmark Risk—The risk that the Fund’s performance may not correspond to its benchmark index for any period of time and may underperform such index or the overall financial market. Additionally, to the extent that the Fund’s investments vary from the composition of its benchmark index, the

TIAA-CREF International & Global Funds  ■  Prospectus     39

Fund’s performance could potentially vary from the index’s performance to a greater extent than if the Fund merely attempted to replicate the index.

• Quantitative Analysis Risk—The risk that stocks selected using quantitative modeling and analysis could perform differently from the market as a whole.

Please see the non-summary portion of the Prospectus for more detailed information about the risks described above.

Past performance

Performance information is not available for the Fund for the most recently completed calendar year because the Fund is newly operational.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

Portfolio management

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, Inc.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Philip James (Jim) Campagna, CFA	Lei Liao, CFA
Title:	Senior Director	Director
Experience on Fund:	since 2015	since 2015

Purchase and sale of [Investor] Class shares

[Investor] Class shares are available for purchase through certain financial intermediaries and employee benefit plans. The Fund also offers Institutional, Retirement, Premier and Retail Class shares, which are offered through another prospectus that contains information about their respective eligibility criteria.

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any day that the New York Stock Exchange (“NYSE”) is open for business. Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements.

Tax information

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

Payments to broker-dealers and other financial intermediary compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay

40     Prospectus  ■  TIAA-CREF International & Global Funds

the financial intermediary for providing investor services. The Fund’s related companies may also pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conﬂict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

TIAA-CREF International & Global Funds  ■  Prospectus     41

Summary information

TIAA-CREF Emerging Markets Debt Fund

of the TIAA-CREF Funds

Investment objective

The Fund seeks a favorable long-term total return, through income and capital appreciation, by investing primarily in a portfolio of emerging markets fixed-income investments.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

SHAREHOLDER FEES (fees paid directly from your investment)

[Investor] Class
Maximum sales charge imposed on purchases (percentage of offering price)	X%
Maximum deferred sales charge	X%
Maximum sales charge imposed on reinvested dividends and other distributions	X%
Redemption or exchange fee	X%
Maximum account fee	X%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

[Investor] Class
Management fees	X.XX%
Distribution (Rule 12b-1) fees	X.XX%
Other expenses	X.XX%
Total annual Fund operating expenses	X.XX%
Waivers and expense reimbursements	X.XX%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	X.XX%

42     Prospectus  ■  TIAA-CREF International & Global Funds

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s expense reimbursement agreement will remain in place through [December __, 2016], but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

[Investor] Class
1 year	$	X
3 years	$	XX
5 years	$	XXX
10 years	$	XXX

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal period between September 26, 2014 (inception date) and October 31, 2014, the Fund’s portfolio turnover rate was 3% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the Fund invests at least 80% of its assets in fixed-income securities of emerging market issuers or in instruments with economic characteristics similar to emerging market fixed-income securities. The Fund primarily invests in a broad range of sovereign, quasi-sovereign and corporate fixed-income securities rated B- or better but may also invest in fixed-income securities having a lower credit rating. The Fund does not rely exclusively on rating agencies when making investment decisions. Instead, the Fund’s investment adviser, Teachers Advisors, Inc. (“Advisors”), performs its own credit analysis, paying particular attention to economic trends and other market events. Country and individual issuer allocations are then overweighted or underweighted relative to the Fund’s benchmark index, the JP Morgan Emerging Markets Bond Index (EMBI) Global Diversified (“EMBI-GD Index”), when Advisors believes that the Fund can take advantage of what appear to be undervalued, overlooked or misunderstood issuers that offer the potential to boost returns above that of the

TIAA-CREF International & Global Funds  ■  Prospectus     43

index. Fund holdings may be denominated in U.S. dollars or non-U.S. dollar currencies, including emerging market currencies. For purposes of the 80% investment policy, the term “assets” means net assets, plus the amount of any borrowings for investment purposes.

The Fund considers an “emerging market security” to be a security that is principally traded on a securities exchange of an emerging market or that is issued by an issuer that is located or has primary operations in an emerging market. The Fund generally defines an “emerging market” as any of the countries or markets represented in the Fund’s benchmark index, the EMBI-GD Index, or any other country or market with similar emerging characteristics. The Fund is considered to be “non-diversified,” which means it may invest in fewer issuers than a “diversified” fund.

The Fund may also engage in relative value trading, a strategy in which the Fund reallocates assets across different countries, currencies, sectors and maturities. Relative value trading is designed to enhance the Fund’s returns but increases the Fund’s portfolio turnover rate.

The Fund may purchase and sell futures, options, swaps and other fixed-income derivative instruments to carry out the Fund’s investment strategies.

Principal investment risks

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

• Market Volatility, Liquidity and Valuation Risk (types of Market Risk)—The risk that volatile or dramatic reductions in trading activity make it difficult for the Fund to properly value its investments and that the Fund may not be able to purchase or sell an investment at an attractive price, if at all.

• Emerging Markets Risk—The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their financial markets may be very small, share prices of financial instruments in emerging markets countries may be volatile and difficult to determine. Financial instruments of issuers in these countries may be less liquid than those of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many emerging markets countries.

• Interest Rate Risk (a type of Market Risk)—The risk that increases in interest rates can cause the prices of fixed-income investments to decline. This risk is heightened to the extent the Fund invests in longer duration fixed-income investments and during periods when prevailing interest rates are low or negative. As of the date of this Prospectus, interest rates in the United States and in certain foreign markets are at or near historic lows, which may increase the Fund’s exposure to risks associated with rising interest rates. In general, changing interest rates could have unpredictable

44     Prospectus  ■  TIAA-CREF International & Global Funds

effects on the markets and may expose fixed-income and related markets to heightened volatility.

• Sovereign Debt Risk—The risk that the issuer of non-U.S. sovereign debt or the governmental authorities that control the repayment of such debt may be unable or unwilling to repay principal or interest when due. This may result from political or social factors, the general economic environment of a country, levels of foreign debt or foreign currency exchange rates, among other possible reasons. To the extent the issuer or controlling governmental authority is unable or unwilling to repay principal or interest when due, the Fund may have limited recourse to compel payment in the event of default.

• Fixed-Income Foreign Investment Risk—Investment in fixed-income securities or financial instruments of foreign issuers involves increased risks due to adverse issuer, political, regulatory, currency, market or economic developments. These developments may impact the ability of a foreign debt issuer to make timely and ultimate payments on its debt obligations to the Fund or impair the Fund’s ability to enforce its rights against the foreign debt issuer. These risks are heightened in emerging or developing markets. Foreign investments may also be less liquid and more difficult to value than investments in U.S. issuers.

• Non-Diversification Risk—The Fund is considered to be “non-diversified,” which means that it can invest a greater percentage of its assets in the securities of a single issuer than a “diversified” fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss in value of a particular security may have a greater effect on the Fund’s return since it may represent a larger portion of the Fund’s total portfolio assets.

• Active Management Risk—The risk that Advisors’ strategy, investment selection or trading execution may cause the Fund to underperform relative to the benchmark index or mutual funds with similar investment objectives.

• Issuer Risk (often called Financial Risk)—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time.

• Credit Risk (a type of Issuer Risk)—The risk that the issuer of fixed-income investments may not be able or willing to meet interest or principal payments when the payments become due.

• Downgrade Risk—The risk that securities are subsequently downgraded should Advisors and/or rating agencies believe the issuer’s business outlook or creditworthiness has deteriorated.

• Income Volatility Risk—The risk that the level of current income from a portfolio of fixed-income investments may decline in certain interest rate environments.

TIAA-CREF International & Global Funds  ■  Prospectus     45

• Call Risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in the Fund’s income.

• Non-Investment-Grade Securities Risk—Issuers of non-investment-grade securities, which are usually called “high-yield” or “junk bonds,” are typically in weaker financial health and such securities can be harder to value and sell and their prices can be more volatile than more highly rated securities. While these securities generally have higher rates of interest, they also involve greater risk of default than do securities of a higher-quality rating.

• Illiquid Investments Risk—The risk that illiquid investments may be difficult to sell for their fair market value, if at all, or at any price.

• Derivatives Risk—The risks associated with investing in derivatives may be different and greater than the risks associated with directly investing in the underlying securities and other instruments. The Fund may use futures, options, single name or index credit default swaps, or forwards, and the Fund may also use more complex derivatives such as swaps that might present liquidity, credit and counterparty risk. When investing in derivatives, the Fund may lose more than the principal amount invested.

Please see the non-summary portion of the Prospectus for more detailed information about the risks described above.

Past performance

Performance information is not available for the Fund because the Fund has less than one calendar year of performance.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

Portfolio management

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, Inc.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Katherine Renfrew	Anupam Damani, CFA
Title:	Managing Director	Managing Director
Experience on Fund:	since 2014	since 2014

Purchase and sale of [Investor] Class shares

[Investor] Class shares are available for purchase through certain financial intermediaries and employee benefit plans. The Fund also offers Institutional, Retirement, Premier and Retail Class shares, which are offered through another prospectus that contains information about their respective eligibility criteria.

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any day that the New York Stock Exchange (“NYSE”) is open for business. Exchanges may be made for shares of the same share class

46     Prospectus  ■  TIAA-CREF International & Global Funds

of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements.

Tax information

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

Payments to broker-dealers and other financial intermediary compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the financial intermediary for providing investor services. The Fund’s related companies may also pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conﬂict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Additional information about investment strategies and risks

Additional information about the Funds

This Prospectus describes the Funds and their investment objectives, principal investment strategies and restrictions and principal investment risks. An investor should consider whether the Funds are an appropriate investment. The investment objective of the Funds and their non-fundamental investment restrictions may be changed by the Board of Trustees of the Trust (“Board of Trustees”) without shareholder approval. Certain investment restrictions described in the Funds’ Statement of Additional Information (“SAI”) are fundamental and may only be changed with shareholder approval.

As noted in the “Principal investment strategies” section of these Prospectuses, some Funds may have a policy of normally investing at least 80% of their assets (net assets, plus the amount of any borrowings for investment purposes) in the type of securities suggested by their names. Shareholders will receive at least 60 days’ prior written notice before changes are made to this 80% policy.

The ESG criteria utilized by the Social Choice International Equity Fund evaluates corporate and certain foreign government issuers of fixed-income securities in connection with certain environmental, social and governance assessment categories. Examples of environmental assessment categories are: management systems, types of products and services produced, natural

TIAA-CREF International & Global Funds  ■  Prospectus     47

resource use, effect on climate change and waste and emissions. Social evaluation categories include the treatment of employees and suppliers and dealings with the community and society at large. Governance assessment categories include governance structure, business ethics, transparency and reporting and response to shareholder resolutions. The Fund has the right to change the ESG vendor(s) at any time and to change the number of vendors providing this service.

The Fund may use an investment strategy called “mortgage rolls” (also referred to as “dollar rolls”), in which the Fund sells securities for delivery in the current month and simultaneously contracts with a counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund would benefit to the extent of any price received for the securities sold and the lower forward price for the future purchase (often referred to as the “drop”) plus the interest earned on the short-term investment awaiting the settlement date of the forward purchase. If such benefits exceed the income and gain or loss due to mortgage repayments that would have been realized on the securities sold as part of the mortgage roll, the use of this technique will enhance the investment performance of the Fund compared with what such performance would have been without the use of mortgage rolls. Realizing benefits from the use of mortgage rolls depends upon the ability of Advisors to correctly predict mortgage prepayments and interest rates.

Advisors may, for temporary defensive purposes, invest some or all of the Funds’ assets in cash and money market instruments, although Advisors is not obligated to do so. In doing so, the Funds may be successful in reducing market losses but may otherwise not achieve their investment objectives.

The use of a particular index as a Fund’s benchmark index is not a fundamental policy and can be changed by the Board of Trustees without shareholder approval. The Funds will notify you before such a change is made.

The Funds are not appropriate for market timing. You should not invest in the Funds if you are a market timer.

There can be no assurances that a Fund will achieve its investment objective and investors should not consider an investment in any one Fund to be a complete investment program.

Investors should be aware that investments made by a Fund and the results achieved by it at any given time are not expected to be the same as those made by other mutual funds for which Advisors acts as an investment adviser, including mutual funds with names, investment objectives and policies similar to those of the Funds.

Please see the Glossary toward the end of this Prospectus for certain defined terms used in this Prospectus.

48     Prospectus  ■  TIAA-CREF International & Global Funds

Additional information on principal investment risks of the Funds

The Funds invest primarily in equity securities (except the Emerging Markets Debt Fund). In general, the value of equity securities fluctuates in response to the fortune of individual companies and in response to general market and economic conditions. The value of a Fund may increase or decrease as a result of its investments in equity securities and other instruments. More specifically, the Funds typically are subject to the following principal investment risks:

• Market Risk—The risk that the price of equity investments may decline in response to general market and economic conditions or events, including conditions and developments outside of the financial markets such as significant changes in interest and inflation rates and the availability of credit. Accordingly, the value of the equity investments that the Funds hold may decline over short or extended periods of time. Any investment is subject to the risk that the financial markets as a whole may decline in value, thereby depressing the investment’s price. Equity markets, for example, tend to be cyclical, with periods when prices generally rise and periods when prices generally decline. Foreign equity markets tend to reflect local economic and financial conditions and, therefore, trends often vary from country to country and region to region. During periods of unusual volatility or turmoil in the financial markets, a Fund may undergo an extended period of decline.

• Issuer Risk (often called Financial Risk)—The risk that the issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time. In times of market turmoil, perceptions of an issuer’s credit risk can quickly change and even large, well-established issuers may deteriorate rapidly with little or no warning.

• Foreign Investment Risk—Foreign investments, which may include securities of foreign issuers, securities or contracts traded or acquired in non-U.S. markets or on non-U.S. exchanges, or securities or contracts payable or denominated in non-U.S. currencies, can involve special risks that arise from one or more of the following events or circumstances: (1) changes in currency exchange rates; (2) possible imposition of market controls or currency exchange controls; (3) possible imposition of withholding taxes on dividends and interest; (4) possible seizure, expropriation or nationalization of assets; (5) more limited foreign financial information or difficulties interpreting it because of foreign regulations and accounting standards; (6) lower liquidity and higher volatility in some foreign markets; (7) the impact of political, social or diplomatic events; (8) economic sanctions or other measures by the United States or other governments; (9) the difficulty of evaluating some foreign economic trends; and (10) the possibility that a foreign government could restrict an issuer from paying principal and interest to investors outside the country. Brokerage commissions and custodial and

TIAA-CREF International & Global Funds  ■  Prospectus     49

transaction costs are often higher for foreign investments, and it may be difficult to use foreign laws and courts to enforce financial or legal obligations.

• Emerging Markets Risk—The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their financial markets may be very small, share prices of financial instruments in emerging markets countries may be volatile and difficult to determine. Financial instruments of issuers in these countries may be less liquid than those of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many emerging markets countries.

• Active Management Risk—In the case of actively managed Funds, the risk that the performance of a Fund, which is actively managed, reflects in part the ability of Advisors to make active investment, strategic or trading decisions that are suited to achieving the Fund’s investment objective. As a result of strategy, investment selection or trading execution, a Fund could underperform its benchmark or other mutual funds with similar investment objectives.

• Enhanced Index Risk—As an enhanced index fund, the Enhanced International Equity Index Fund may also underperform its benchmark index due to differences between the investments of the Fund and its benchmark index. In addition, seeking enhanced results relative to an index may cause an enhanced index fund to underperform its respective index, resulting in losses. Unlike a mutual fund, the returns of an index are not reduced by investment and other operating expenses, and therefore, the ability of an enhanced index fund to match the performance of its index is adversely affected by the costs of buying or selling investments as well as other expenses. Because an enhanced index fund follows a quantitative strategy and does not seek to replicate its benchmark index, the Funds may underperform their indices to a greater extent than a fund that follows a passive index strategy.

• Large-Cap Risk—The risk that, by focusing on securities of larger companies, a Fund may have fewer opportunities to identify securities that the market misprices and that these companies may grow more slowly than the economy as a whole or not at all. Also, larger companies may fall out of favor with the investing public as a result of market, political and economic conditions, including for reasons unrelated to their businesses or economic fundamentals.

• Mid-Cap Risk—Securities of medium-sized companies may experience greater fluctuations in price than the securities of larger companies. From time to time, medium-sized company securities may have to be sold at a discount from their current market prices or in small lots over an extended period, since they may be harder to sell than larger-cap securities. In

50     Prospectus  ■  TIAA-CREF International & Global Funds

addition, it may be difficult to find buyers for securities of medium-sized companies that a Fund wishes to sell when the company is not perceived favorably in the marketplace or during periods of poor economic or market conditions. Such companies may be subject to certain business risks due to their smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The costs of purchasing and selling securities of medium-sized companies may be greater than those of more widely traded securities.

• Quantitative Analysis Risk—The risk that securities selected for Funds that are actively managed, in whole or in part, according to a quantitative analysis methodology can perform differently from the market as a whole based on the model and the factors used in the analysis, the weight placed on each factor and changes in the factor’s historical trends. Because such models are based on assumptions of these and other market factors, the models may not take into account certain factors, or perform as intended, and may result in a decline in the value of the Fund’s portfolio.

• Special Risks of Investing in Natural Resources Investments—Exposure to natural resources investments may subject the Global Natural Resources Fund to greater volatility than more traditional investments. The value of natural resources and their related financial instruments may fluctuate widely based on a variety of factors, including changes in overall market conditions, political and economic events and policies, war, terrorism and changes in interest or inflation rates. Prices of various natural resources may also be affected by factors such as drought, floods, weather, embargoes, taxes, levies and other regulatory developments, as well as by fluctuations in supply and demand and disruptions in both producing and consuming countries. Certain natural resources may be produced in limited quantities, in limited areas or by a limited number of producers. As a result, events related to such areas or producers could have a disproportionate impact on the prices of such natural resources.

Additionally, a Fund’s direct investment in natural resources may be subject to greater business and financial risk than other investments if there is no readily available market for such natural resources. There may also be enhanced costs with custodying and protecting such natural resources than in the case of financial instruments.

• Derivatives Risk—Derivatives Risk is a risk of the Enhanced International Equity Index Fund. The risks associated with investing in derivatives may be different and greater than the risks associated with directly investing in the underlying securities and other instruments. Derivatives such as swaps are subject to risks such as liquidity risk, interest rate risk, market risk, and credit risk. These derivatives involve the risk of mispricing or improper valuation and the risk that the prices of certain options, futures, swaps (including credit default swaps), forwards and other types of derivative instruments, and their prices, may not correlate perfectly with the prices or

TIAA-CREF International & Global Funds  ■  Prospectus     51

performance of the underlying security, currency, rate, index or other asset. Certain derivatives present the risk of default by the other party to the contract, and some derivatives are, or may suddenly become, illiquid. Some of these risks exist for futures and options which may trade on established markets. Unanticipated changes in interest rates, securities prices or currency exchange rates may result in poorer overall performance of a Fund than if it had not entered into derivatives transactions. The potential for loss as a result of investing in derivatives, and the speed at which such losses can be realized, may be greater than investing directly in the underlying security or other instrument. Derivative investments can create leverage by magnifying investment losses or gains, and a Fund could lose more than the amount invested.

• ESG Criteria Risk—The risk that because the Social Choice International Equity Fund’s ESG criteria exclude securities of certain issuers for nonfinancial reasons, the Fund may forgo some market opportunities available to funds that do not use these criteria.

• Benchmark Risk—The risk that the performance of the Social Choice International Equity Fund may not correspond to, or may underperform, its benchmark index for any period of time. Although each Fund attempts to use the investment performance of its index as a baseline, it may not duplicate the exact composition of that index. In addition, unlike a mutual fund, the returns of an index are not reduced by investment and other operating expenses, and therefore, the ability of an indexed fund to match the performance of its index is adversely affected by the costs of buying and selling investments as well as other expenses.

• Industry/Sector Risk—The risk that focusing on investment in specific industries or sectors makes a fund more vulnerable to developments particularly affecting those industries or sectors than a more broadly diversified fund would be. Financial instruments of companies in the same industry or sector may decline in price at the same time due to market conditions, interest rates or economic, regulatory, financial or industry/sector specific developments since these companies may share common characteristics and are more likely to react similarly to industry/sector specific market or economic developments. In addition, at times, a small number of companies may represent a large portion of a single industry or sector, and these companies can be sensitive to adverse economic, regulatory or financial developments.

• Non-Diversification Risk—Certain Funds are considered to be “non-diversified,” which means that they can invest a greater percentage of their assets in a single issuer than a “diversified” fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss in value of a particular investment may have a greater effect on a Fund’s return since it may represent a larger portion of the Fund’s total portfolio assets, which could lead to greater volatility in a Fund’s returns.

52     Prospectus  ■  TIAA-CREF International & Global Funds

Fixed-income securities risks

Funds investing in fixed-income instruments, like the Emerging Markets Debt Fund, may be subject to the following risks:

• Market Volatility, Liquidity and Valuation Risk (types of Market Risk)—Trading activity in fixed-income investments in which a Fund invests may be dramatically reduced or cease at any time, whether due to general market turmoil, a reduction in dealer capacity, problems experienced by a single company or a market sector or other factors. In such cases, it may be difficult for a Fund to properly value assets represented by such investments. In addition, a Fund may not be able to purchase or sell a security at a price deemed to be attractive, if at all. Further, an increase in interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain Fund investments, adversely affect values, and increase the Fund’s costs. If dealer capacity in fixed-income markets is insufficient for market conditions, this has the potential to further inhibit liquidity and increase volatility in the fixed-income markets.

• Interest Rate Risk (a type of Market Risk)—The risk that the value or yield of fixed-income investments may decline if interest rates change. In general, when prevailing interest rates decline, the market values of outstanding fixed-income investments (particularly those paying a fixed rate of interest) tend to increase while yields on similar newly issued fixed-income investments tend to decrease, which could adversely affect a Fund’s income. Conversely, when prevailing interest rates increase, the market values of outstanding fixed-income investments (particularly those paying a fixed rate of interest) tend to decline while yields on similar newly issued fixed-income investments tend to increase. If a fixed-income investment pays a floating or variable rate of interest, changes in prevailing interest rates may increase or decrease the investment’s yield. Fixed-income investments with longer durations tend to be more sensitive to interest rate changes than shorter-term investments. Interest rate risk is generally heightened during periods when prevailing interest rates are low or negative. During periods of very low or negative interest rates, a Fund may not be able to maintain positive returns. As of the date of this Prospectus, interest rates in the United States and in certain foreign markets are at or near historic lows, which may increase a Fund’s exposure to risks associated with rising interest rates. In general, changing interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility.

• Sovereign Debt Risk—The risk that the issuer of non-U.S. sovereign debt or the governmental authorities that control the repayment of such debt may be unable or unwilling to repay principal or interest when due. This may result from political or social factors, the general economic environment of a country, levels of foreign debt or foreign currency exchange rates, among other possible reasons. To the extent the issuer or controlling governmental

TIAA-CREF International & Global Funds  ■  Prospectus     53

authority is unable or unwilling to repay principal or interest when due, the Fund may have limited recourse to compel payment in the event of default.

• Fixed-Income Foreign Investment Risk—Foreign investments, which may include fixed-income securities of foreign issuers, or securities or contracts payable or denominated in non-U.S. currencies, can involve special risks that arise from one or more of the following events or circumstances: (1) changes in currency exchange rates; (2) possible imposition of market controls or currency exchange controls; (3) possible imposition of withholding taxes on dividends and interest; (4) possible seizure, expropriation or nationalization of assets; (5) more limited foreign financial information about the foreign debt issuer or difficulties interpreting it because of foreign regulations and accounting standards; (6) lower liquidity and higher volatility in some foreign markets; (7) the impact of political, social or diplomatic events; (8) economic sanctions or other measures by the United States or other governments; (9) the difficulty of evaluating some foreign economic trends; and (10) the possibility that a foreign government could restrict an issuer from paying principal and interest on its debt obligations to investors outside the country. It may also be difficult to use foreign laws and courts to force a foreign issuer to make principal and interest payments on its debt obligations. In addition, the cost of servicing external debt will also generally be adversely affected by rising international interest rates because many external debt obligations bear interest at rates which are adjusted based upon international interest rates.

The risks described above often increase in countries with emerging markets. For example, the ability of a foreign sovereign issuer, especially in an emerging market country, to make timely and ultimate payments on its debt obligations may be strongly influenced by the issuer’s balance of payments, including export performance, its access to international credit and investments, fluctuations of interest rates and the extent of its foreign reserves. If a deterioration occurs in the foreign country’s balance of payments, it could impose temporary restrictions on foreign capital remittances. In addition, there is a risk of restructuring certain foreign debt obligations that could reduce and reschedule interest and principal payments.

• Credit Risk (a type of Issuer Risk)—The risk that a decline in an issuer’s financial position may prevent it from making principal and interest payments on fixed-income investments when due. Credit risk relates to the possibility that the issuer could default on its obligations, thereby causing a Fund to lose its investment. Credit risk is heightened in times of market turmoil when perceptions of an issuer’s credit risk can quickly change and even large, well-established issuers and/or governments may deteriorate rapidly with little or no warning. Credit risk is also heightened in the case of investments in lower-rated, high-yield fixed-income securities because their issuers are typically in weak financial health and their ability to pay interest and principal is uncertain. Compared to issuers of investment-grade

54     Prospectus  ■  TIAA-CREF International & Global Funds

securities, issuers of lower-rated, high-yield fixed-income investments are more likely to encounter financial difficulties and to be materially affected by such difficulties. High-yield securities may also be relatively more illiquid, therefore, they may be more difficult to purchase or sell than more highly rated securities.

• Downgrade Risk—The risk that securities are subsequently downgraded should Advisors and/or rating agencies believe the issuer’s business outlook or creditworthiness has deteriorated. If this occurs, the values of these investments may decline, or it may affect the issuer’s ability to raise additional capital for operational or financial purposes and increase the chance of default, as a downgrade may be seen in the financial markets as a signal of an issuer’s deteriorating financial position.

• Income Volatility Risk—Income volatility refers to the degree and speed with which changes in prevailing market interest rates diminish the level of current income from a portfolio of fixed-income securities. The risk of income volatility is that the level of current income from a portfolio of fixed-income securities may decline in certain interest rate environments.

• Call Risk—The risk that an issuer will redeem a fixed-income investment prior to maturity. This often happens when prevailing interest rates are lower than the rate specified for the fixed-income investment. If a fixed-income investment is called early, a Fund may not be able to benefit fully from the increase in value that other fixed-income investments experience when interest rates decline. Additionally, a Fund would likely have to reinvest the payoff proceeds at current yields, which are likely to be lower than the fixed-income investment in which the Fund originally invested, resulting in a decline in income.

• Non-Investment-Grade Securities Risk—Issuers of non-investment-grade securities, which are usually called “high-yield” or “junk bonds,” are typically in weaker financial health and such securities can be harder to value and sell and their prices can be more volatile than more highly rated securities. While these securities generally have higher rates of interest, they also involve greater risk of default than do securities of a higher-quality rating.

• Illiquid Investments Risk—The risk that illiquid investments may be difficult to sell for their fair market value, if at all, or at any price. Securities that are liquid at the time of purchase may subsequently become illiquid due to events such as adverse developments for an issuer, industry-specific developments, market events, rising interest rates, changing economic conditions or investor perceptions and geopolitical risk.

In addition to the principal investment risks set forth above, there are other risks associated with investing in the Funds and their investments that are discussed elsewhere in the Funds’ Prospectuses and in the Funds’ SAI. There can be no assurances that the Fund will achieve its investment objective. You should not consider any Fund to be a complete investment program.

TIAA-CREF International & Global Funds  ■  Prospectus     55

Additional information about the Funds’ benchmark indices

The benchmark index for each of the Funds described below are unmanaged, and you cannot invest directly in the index.

MSCI Emerging Markets® Index

This is the benchmark index for the Emerging Markets Equity Fund. The MSCI EM Index tracks the performance of the leading stocks in certain MSCI emerging markets countries in the following areas: Europe, Asia, Africa, Latin America and the Middle East. MSCI constructs indices country by country, then assembles the country indices into regional indices. To construct an MSCI country index, MSCI analyzes each stock in that country’s market based on its market capitalization, trading volume and significant owners. The stocks are sorted by free float-adjusted market capitalization, and the largest stocks (meeting liquidity and trading volume requirements) are selected until approximately 85% of the free float-adjusted market representation of each country’s market is reached. When combined as the MSCI EM Index, the regional index captures approximately 85% of the free float-adjusted market capitalization of certain emerging markets countries around the world.

The MSCI EM Index may include securities of large- and mid-cap issuers. MSCI determines the composition of the index based on a combination of factors including regional/country exposure, price, trading volume and significant owners, and can change its composition at any time.

MSCI All Country World Commodity Producers Sector Capped Index

This is the benchmark index for the Global Natural Resources Fund. The MSCI All Country World Commodity Producers Sector Capped Index (the “Index”) is a free float-adjusted index that tracks the overall performance of stocks of commodity producers in the markets of certain developed countries and emerging markets countries around the world. The Index is constructed from the MSCI All Country World Index (“Parent Index”), a broad global equity index covering domestic, foreign developed and foreign emerging markets. Securities of companies that belong to a specific set of eligible sub-industries derived from the Global Industry Classification Standard (GICS®) are selected to create the Index.

The Index is divided into three commodity producers sectors, namely: 1) Energy, 2) Metals, and 3) Agriculture. Generally, changes in the Parent Index affecting securities in the relevant sub-industries are reflected simultaneously in the Index.

The Index follows similar index construction rules to the market capitalization weighted (non-capped) indices except that the weights of the Energy, Metals and Agriculture sectors are each fixed at one-third of the Index. Constituent weights within the respective sector are based on free float-adjusted market capitalization.

56     Prospectus  ■  TIAA-CREF International & Global Funds

MSCI EAFE® Index

This is the benchmark index for the Enhanced International Equity Index Fund, the International Equity Fund and the Social Choice International Equity Fund. The MSCI EAFE® Index tracks the performance of the leading stocks in certain MSCI countries outside of North America in Europe, Australasia and the Far East. The MSCI EAFE® Index constructs indices country by country, then assembles the country indices into regional indices. To construct an MSCI country index, the MSCI EAFE® Index analyzes each stock in that country’s market based on its market capitalization, trading volume and significant owners. The stocks are sorted by free float adjusted market capitalization, and the largest stocks (meeting liquidity and trading volume requirements) are selected until approximately 85% of the free float adjusted market representation of each country’s market is reached. When combined as the MSCI EAFE® Index, the regional index captures approximately 85% of the free float adjusted market capitalization of certain countries around the world.

The MSCI EAFE® Index is primarily a large-capitalization index, with approximately 83% of its stocks falling in this category. MSCI determines the composition of the index based on a combination of factors including regional/country exposure, price, trading volume and significant owners, and can change its composition at any time.

MSCI ACWI ex USA® Index

This is the benchmark index for the International Opportunities Fund. The MSCI ACWI (All Country World Index) ex USA® Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance by capturing large and mid-capitalization representation of developed and emerging markets. The MSCI ACWI ex USA® Index consists of 44 country indices comprising certain developed and emerging markets country indices.

JP Morgan Emerging Markets Bond Index (EMBI) Global Diversified

This is the benchmark index for the Emerging Markets Debt Fund. The JP Morgan Emerging Markets Bond Index (EMBI) Global Diversified (“EMBI-GD Index”) tracks total returns for traded external debt instruments in the emerging markets. The EMBI-GD Index includes U.S. dollar-denominated sovereign and quasi-sovereign fixed-income securities, including Brady bonds, loans and Eurobonds with an outstanding face value of at least $500 million. Securities must have at least 2.5 years until maturity at the time of issuance and must have at least 1 year until maturity at any given time. The EMBI-GD Index defines emerging markets countries with a combination of World Bank-defined per capita income brackets and each country’s debt-restructuring history. EMBI-GD Index limits the weights of countries with larger debt stocks by only including a specified portion of these countries’ eligible current face amounts of debt outstanding.

TIAA-CREF International & Global Funds  ■  Prospectus     57

Additional information on principal and non-principal investment strategies

The Funds may invest in short-term debt securities of the same type as those held by money market funds and other kinds of short-term instruments for cash management and other purposes. These securities help the Funds maintain liquidity, use cash balances effectively, and take advantage of attractive investment opportunities. Each Fund also may invest up to 20% of its assets in fixed-income investments.

Each Fund may write (sell) call options, including covered call options, and purchase call and put options, to try to enhance income, reduce portfolio volatility or protect gains in its portfolio. Such options may include put and call options on securities of the types in which a Fund may invest and on securities indices composed of such securities. In writing (selling) call options, a Fund may give up the opportunity to profit on a security if the market price of the security rises and the option is exercised and, conversely, the premiums received from call options sold may not reduce the extent of Fund losses during periods of market decline. In purchasing call and put options, a Fund may purchase a call or put option that expires with no value due to the market price of the security remaining below or above, as applicable, the strike price of the option. In such an event, a Fund would lose the value of the premium paid for the call or put option but would also receive no economic benefit from the purchase or sale, as applicable, of the security. Each Fund can also write (sell) put options. In writing put options, a Fund may experience losses on a security if the market price of the security declines and the option is exercised and, conversely, the premiums received from put options sold may not reduce the extent of Fund losses during periods of market decline.

In addition, each Fund may buy and sell futures contracts on securities indices composed of securities of the types in which it may invest, and put and call options on such futures contracts. Each Fund may use such futures contracts and options on futures contracts for hedging or cash management purposes, or to seek increased total return. Futures contracts permit a Fund to gain or reduce exposure to groups of securities and thereby have the potential to earn returns that are similar to those that would be earned by direct investments in those securities or instruments.

Where appropriate futures contracts are not available, or if Advisors deems advisable for other reasons, a Fund may invest in investment company securities, such as exchange-traded funds (“ETFs”). The Funds may also use ETFs for cash management purposes and other purposes, including to gain exposure to certain sectors or securities that are represented by ownership in ETFs.

Each Fund may invest in instruments including exchange-traded notes (“ETNs”), equity-linked notes (“ELNs”) and futures contracts or other derivatives to achieve its investment objective. A Fund may also use such instruments for cash management and other purposes, including foreign exposure to certain

58     Prospectus  ■  TIAA-CREF International & Global Funds

sectors or securities that are represented by ownership in ETFs, ETNs, or ELNs. When a Fund invests in ETFs or other investment companies, the Funds bear a proportionate share of expenses charged by the investment company in which it invests. An ETF may trade at a premium or discount to its net asset value.

In seeking to manage currency exposure, a Fund also may enter into forward currency contracts and currency swaps and may buy or sell put and call options and futures contracts on foreign currencies.

Each Fund can invest in other derivatives and similar financial instruments, such as equity swaps (including contracts for difference, an arrangement where the return is linked to the price movement of an underlying security, and other arrangements where the return is linked to a stock market index), options on swaps, and equity-linked fixed-income securities, so long as these derivatives and other financial instruments are consistent with a particular Fund’s investment objective, restrictions and policies and current regulations.

From time to time, the Funds may determine not to invest in securities of issuers that do not meet certain corporate governance criteria. The Funds currently do not invest in certain companies with operations in Sudan.

Please see the Funds’ SAI for more information on these and other investments the Funds may utilize.

Portfolio holdings

A description of the Funds’ policies and procedures with respect to the disclosure of their portfolio holdings is available in the Funds’ SAI.

Portfolio turnover

If a Fund engages in active and frequent trading of portfolio securities, it will have a correspondingly higher “portfolio turnover rate.” A high portfolio turnover rate generally will result in (1) greater brokerage commission expenses or other transaction costs borne by a Fund and, ultimately, by shareholders and (2) higher amounts of realized investment gain subject to the payment of taxes by shareholders. Also, a high portfolio turnover rate for a Fund may cause the Fund to be more likely to generate capital gains that must be distributed to shareholders as taxable income. The Funds are not subject to a specific limitation on portfolio turnover, and securities of a Fund may be sold at any time such sale is deemed advisable for investment or operational reasons. Also, certain trading strategies utilized by a Fund may increase portfolio turnover. The portfolio turnover rates of the Funds are listed above in the “Summary information” sections and the portfolio turnover rates during recent fiscal periods are provided in the Financial Highlights. The Funds are not generally managed to minimize the tax burden for shareholders. The Funds may have investors that are funds of funds, education savings plans or other asset allocation programs that are also managed by Advisors. These investors may engage in reallocations, rebalancings or other activity that may increase a Fund’s portfolio turnover rate and brokerage costs. Advisors may employ various portfolio management

TIAA-CREF International & Global Funds  ■  Prospectus     59

strategies to attempt to minimize any potential disruptive effects or costs of such activity.

Advisors’ prior performance of a substantially similar Composite for the Emerging Markets Debt Fund

The Emerging Markets Debt Fund does not yet have a full calendar year of performance to report as of the date of this Prospectus. The performance information shown below represents the performance of the Emerging Markets Debt Composite (the “Composite”), which currently consists of a single unregistered fund managed by Advisors and, for performance information on and after October 1, 2014, all share classes of the Fund. The unregistered fund included in the Composite has substantially similar investment objectives, policies and investment strategies as the Fund. The Composite includes all fund(s) or account(s), in existence during the periods presented, that are substantially similar to the Fund.

The unregistered fund included in the Composite is not subject to the diversification requirements, specific tax restrictions, and investment limitations imposed on the Fund by the Investment Company Act of 1940 and Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), which, if applicable, may have affected the performance of the Composite. Additionally, although the unregistered fund included in the Composite and the Fund hold similar securities, their investment results may differ. In particular, differences in asset size and cash flows may result in different securities selections, differences in the relative weightings of securities or differences in the prices paid for particular portfolio holdings. Unlike the Fund, which has a fair valuation policy, the unregistered fund included in the Composite does not generally subject its portfolio securities to fair valuation. There may also be differences in certain investment criteria between the unregistered fund included in the Composite versus the Fund. The past performance of the Composite may have also been affected by certain investment guidelines and industry sector weightings.

The “net of fees” performance figures for the Composite reflect the fees and expenses of the unregistered fund included in the Composite, excluding custody-related fees, as well as the management fees and other expenses payable by all share classes of the Fund. The “gross of fees” performance figures for the Composite do not reflect the fees and expenses of the unregistered fund included in the Composite or of the Fund. The performance of the Composite was calculated in compliance with the Global Investment Performance Standards (GIPS®) maintained by the CFA Institute. This performance calculation method differs from the SEC performance standards applicable to registered investment companies, such as the Fund. Investors should be aware that the use of a methodology different from that used to calculate the performance of the Fund could result in differing performance data.

60     Prospectus  ■  TIAA-CREF International & Global Funds

THE INVESTMENT RESULTS PRESENTED BELOW ARE NOT THOSE OF THE FUND AND ARE NOT INTENDED TO PREDICT OR SUGGEST RETURNS THAT MIGHT BE EXPERIENCED BY THE FUND. These figures represent past performance and do not indicate future results, which will vary, so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

AVERAGE ANNUAL TOTAL RETURNS OF THE EMERGING MARKETS DEBT COMPOSITE

(For the periods ended December 31, 2014)

	Inception Date	One Year	Three Years	Five Years	Since Inception
Emerging Markets Debt Composite (net of fees)	8/2/2004	5.83%	6.93%	8.12%	7.91%
Emerging Markets Debt Composite (gross of fees)	8/2/2004	6.47%	7.57%	8.77%	8.53%
JP Morgan Emerging Markets Bond Index (EMBI) Global Diversified*		7.43%	6.12%	7.56%	7.77%

* You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

ANNUAL TOTAL RETURNS OF THE EMERGING MARKETS DEBT COMPOSITE

(For the calendar year)

	Emerging Markets Debt Composite (net of fees)	Emerging Markets Debt Composite (gross of fees)	JP Morgan Emerging Markets Bond Index (EMBI) Global Diversified†
2014	5.83%	6.47%	7.43%
2013	-5.68%	-5.11%	-5.25%
2012	22.51%	23.24%	17.44%
2011	4.11%	4.73%	7.34%
2010	16.10%	16.78%	12.24%
2009	33.49%	34.28%	29.82%
2008	-16.14%	-15.65%	-12.03%
2007	5.25%	5.85%	6.16%
2006	11.45%	12.08%	9.86%
2005	10.32%	10.87%	10.25%

† You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

Share classes

Each Fund may offer Retail, Retirement, Premier, [Investor] and Institutional Class shares. [Investor] Class shares are offered in this Prospectus; Retail, Retirement, Premier and Institutional Class shares are offered in a separate prospectus. Each Fund’s investments are held by the Fund as a whole, not by a particular share class, so an investor’s money will be invested the same way no

TIAA-CREF International & Global Funds  ■  Prospectus     61

matter which class of shares is held. However, there are differences among the fees and expenses associated with each class and not everyone is eligible to buy every class. After determining which classes you are eligible to buy, decide which class best suits your needs. Please contact us if you have questions or would like assistance in determining which class is right for you.

Management of the Funds

The Funds’ investment adviser

Advisors manages the assets of the Trust, under the supervision of the Board of Trustees. Advisors is an indirect wholly owned subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). TIAA is a life insurance company founded in 1918 by the Carnegie Foundation for the Advancement of Teaching and is the companion organization of College Retirement Equities Fund (“CREF”), the first company in the United States to issue a variable annuity. Advisors is registered as an investment adviser with the SEC under the Investment Advisers Act of 1940. Advisors also manages the investments of TIAA Separate Account VA-1 and TIAA-CREF Life Funds. Through an affiliated investment adviser, TIAA-CREF Investment Management, LLC (“TCIM”), certain personnel of Advisors also manage the investment accounts of CREF. As of June 30, 2015, Advisors and TCIM together had approximately $319 billion of registered investment company assets under management. Advisors is located at 730 Third Avenue, New York, NY 10017-3206.

TIAA-CREF entities sponsor an array of financial products for retirement and other investment goals. For some of these products, for example, the investment accounts of CREF, TIAA or its subsidiaries perform services “at cost.” The Funds, however, pay the management fees and other expenses that are described in the table of fees and expenses in this Prospectus. The management fees paid by the Funds to Advisors are intended to compensate Advisors for its services to the Funds and are not limited to the reimbursement of Advisors’ costs. Thus, under this arrangement, Advisors can earn a profit or incur a loss on the services which it renders to the Funds. The Funds also pay Advisors for certain administrative services that Advisors provides to the Funds on an at-cost basis.

Advisors manages the assets of the Funds pursuant to an investment management agreement with the Trust (the “Management Agreement”). Advisors’ duties under the Management Agreement include, among other things, providing the Funds with investment research, advice and supervision; furnishing an investment program for the Funds; determining which securities or other investments to purchase, sell or exchange; and providing or obtaining any other necessary services to manage, acquire or dispose of securities, cash or other investments. Advisors also supervises and acts as liaison among the various service providers to the Funds, such as the custodian and transfer agent.

The annual investment management fees charged under the Management Agreement with respect to the Funds are as follows:

62     Prospectus  ■  TIAA-CREF International & Global Funds

INVESTMENT MANAGEMENT FEES

	Assets Under Management	Fee Rate
	(Billions)	(average daily net assets)
Emerging Markets Equity Fund*	$0.0—$1.0	0.85%
	Over $1.0—$2.0	0.82%
	Over $2.0—$4.0	0.79%
	Over $4.0—$8.0	0.76%
	Over $8.0	0.73%

*	For the fiscal year ended October 31, 2014, the effective annual fee rate was 0.85% for the Fund.

	Assets Under Management	Fee Rate
	(Billions)	(average daily net assets)
Enhanced International Equity Index Fund*	$0.0—$1.0	0.40%
	Over $1.0—$2.0	0.35%
	Over $2.0—$4.0	0.30%
	Over $4.0—$8.0	0.25%
	Over $8.0	0.20%

*	For the fiscal year ended October 31, 2014, the effective annual fee rate was 0.42% for the Fund, which reflects a higher investment management fee rate schedule in place during that period.

	Assets Under Management	Fee Rate
	(Billions)	(average daily net assets)
Global Natural Resources Fund*	$0.0—$1.0	0.65%
	Over $1.0—$2.0	0.62%
	Over $2.0—$4.0	0.59%
	Over $4.0—$8.0	0.56%
	Over $8.0	0.53%

*	For the fiscal year ended October 31, 2014, the effective annual fee rate was 0.65% for the Fund.

	Assets Under Management	Fee Rate
	(Billions)	(average daily net assets)
International Equity Fund*	$0.0—$1.0	0.50%
	Over $1.0—$2.0	0.47%
	Over $2.0—$4.0	0.44%
	Over $4.0—$8.0	0.41%
	Over $8.0	0.38%

*	For the fiscal year ended October 31, 2014, the effective annual fee rate was 0.48% for the Fund, which reflects a higher investment management fee rate schedule in place during that period.

TIAA-CREF International & Global Funds  ■  Prospectus     63

	Assets Under Management	Fee Rate
	(Billions)	(average daily net assets)
International Opportunities Fund*	$0.0—$1.0	0.60%
	Over $1.0—$2.0	0.57%
	Over $2.0—$4.0	0.54%
	Over $4.0—$8.0	0.51%
	Over $8.0	0.48%

*	For the fiscal year ended October 31, 2014, the effective annual fee rate was 0.60% for the Fund.

	Assets Under Management	Fee Rate
	(Billions)	(average daily net assets)
Social Choice International Equity Fund	All Assets	0.30%

	Assets Under Management	Fee Rate
	(Billions)	(average daily net assets)
Emerging Markets Debt Fund*	$0.0—$1.0	0.55%
	Over $1.0—$2.0	0.53%
	Over $2.0—$4.0	0.51%
	Over $4.0—$8.0	0.49%
	Over $8.0	0.47%

*	For the fiscal year ended October 31, 2014, the effective annual fee rate was 0.55% for the Fund.

A discussion regarding the basis for the Board of Trustees’ most recent approval of the Funds’ Management Agreement is available in the Funds’ shareholder report for the period ended April 30, 2015. For a free copy of the Funds’ shareholder report, please call 800 842-2252, visit the Funds’ website at www.tiaa-cref.org or visit the SEC’s website at www.sec.gov.

Portfolio management teams

The Funds are managed by one or more portfolio managers, who are responsible for the day-to-day management of the Funds, with expertise in the area applicable to the Funds’ investments. In the case of Funds with multiple portfolio managers, each may be responsible for different aspects of the Fund’s management. For example, one manager may be principally responsible for selecting appropriate investments for a Fund, while another may be principally responsible for asset allocation. The following is a list of the portfolio managers primarily responsible for managing each Fund’s investments, along with their relevant experience. The Funds’ portfolio managers may change from time to time.

64     Prospectus  ■  TIAA-CREF International & Global Funds

Name & Title	Portfolio Role/ Coverage/ Expertise/Specialty	Experience Over Past Five Years	Total Experience (since dates specified below)
			At TIAA	Total	On Team
EMERGING MARKETS EQUITY FUND
Alexander Lee Muromcew Managing Director	Stock Selection-Lead Portfolio Manager	Advisors, TCIM and other advisory affiliates of TIAA—2004 to Present (portfolio management of international portfolios); Loomis, Sayles & Co., LP—1999 to 2004 (portfolio management of international portfolios)	2004	1990	2010
Barton Grenning Managing Director	Stock Selection	Advisors, TCIM and other advisory affiliates of TIAA—2008 to Present (Asian and global consumer products equity research and portfolio management); Pequot Capital—2006 to 2008 (long/short Asian portfolio and long only Asian portfolio management	2008	1990	2015

ENHANCED INTERNATIONAL EQUITY INDEX FUND
Steve Rossiello, CFA Managing Director	Quantitative Portfolio Management - Lead Portfolio Manager	Advisors, TCIM and other advisory affiliates of TIAA—1996 to Present (portfolio management of international large-cap developed market portfolios, international small-cap developed market portfolios and emerging market portfolios)	1996	1992	2007
Pablo Mitchell Director	Quantitative Portfolio Management	Advisors, TCIM and other advisory affiliates of TIAA—2004 to Present (quantitative portfolio manager; various quantitative equity research responsibilities); Thomson Vestek—2003 to 2004 (senior quantitative researcher for equity and fixed-income performance analysis and risk modeling)	2004	2002	2009
GLOBAL NATURAL RESOURCES FUND
Navaneel Ray, CFA Managing Director	Lead Portfolio Manager	Advisors, TCIM and other advisory affiliates of TIAA—2005 to Present (portfolio manager of various metals/mining/energy domestic and international portfolios and global metals/mining/energy equity analyst), 2007 to Present (portfolio manager of global natural resources equity portfolio), 2009 to 2011 (portfolio manager for global equities portfolio)	2005	1994	2011

TIAA-CREF International & Global Funds  ■  Prospectus     65

Name & Title	Portfolio Role/ Coverage/ Expertise/Specialty	Experience Over Past Five Years	Total Experience (since dates specified below)
			At TIAA	Total	On Team
INTERNATIONAL EQUITY FUND
Chris Semenuk Managing Director	Stock Selection - Lead Portfolio Manager	Advisors, TCIM and other advisory affiliates of TIAA—1993 to Present (portfolio management of international large-cap core portfolios)	1993	1987	1999
INTERNATIONAL OPPORTUNITIES FUND
Jason Campbell Managing Director	Stock Selection - Lead Portfolio Manager	Advisors, TCIM and other advisory affiliates of TIAA—2005 to Present (manager and analyst for international portfolios)	2005	1997	2013
SOCIAL CHOICE INTERNATIONAL EQUITY FUND
Philip James (Jim) Campagna, CFA Senior Director	Quantitative Portfolio Management	Advisors, TCIM and other advisory affiliates of TIAA—2005 to Present (portfolio management of domestic and international large-, mid- and small-cap equity index portfolios); Mellon Capital Management—1997 to 2005 (portfolio manager for a variety of equity index funds)	2005	1991	2015
Lei Liao, CFA Director	Quantitative Portfolio Management	Advisors, TCIM and other advisory affiliates of TIAA—2012 to Present (portfolio management of domestic and international large-, mid- and small-cap equity index portfolios); Northern Trust Global Investment—2007 to 2012 (portfolio management of domestic and international, tax advantaged and index portfolios); World Asset Management—2005 to 2007 (portfolio manager for a variety of equity index funds)	2012	2005	2015
EMERGING MARKETS DEBT FUND
Katherine Renfrew Managing Director	Lead Portfolio Manager and Portfolio Manager - Corporate & Quasi-Sovereign Sector	Advisors, TCIM and other advisory affiliates of TIAA—1997 to Present (fixed-income portfolio management, research and trading)	1997	1994	2014
Anupam Damani, CFA Managing Director	Portfolio Manager - Sovereign Sector	Advisors, TCIM and other advisory affiliates of TIAA—2005 to Present (fixed-income portfolio management, research and trading)	2005	1994	2014

The Funds’ SAI provides additional disclosure about the compensation structure for the Funds’ portfolio managers, the other accounts they manage, total assets in those accounts and potential conflicts of interest, as well as the portfolio managers’ ownership of shares of the Funds they manage.

66     Prospectus  ■  TIAA-CREF International & Global Funds

Other services

Under the terms of the Administrative Services Agreement with the Trust, responsibility for payment of expenses relating to oversight and performance of certain services, including transfer agency, dividend disbursing, accounting, administrative, compliance and shareholder services, is allocated directly either to the Funds or to Advisors.

For Advisors’ provision of such administrative, compliance and other services to the Funds under the Administrative Services Agreement, the Funds pay to Advisors at the end of each calendar month the allocated costs of such services as determined under the TIAA-CREF cost allocation methodology then in effect.

Distribution and service arrangements

Teachers Personal Investors Services, Inc. (“TPIS”) distributes each class of Fund shares.

Other Payments by the Funds

In addition to the fees the Funds pay to their transfer agent, TPIS or Advisors, on behalf of the [Investor] Class of the Funds, may enter into agreements with financial intermediaries pursuant to which the Funds will pay financial intermediaries for administrative, networking, recordkeeping, sub-transfer agency and shareholder services. The Funds have adopted a Shareholder Servicing Plan (“Servicing Plan”) with respect to [Investor] Class shares that has been approved by the Board of Trustees that outlines the types of services to be provided to the Funds by these financial intermediaries. The Servicing Plan also provides the maximum rates that the Funds may pay such financial intermediaries, which are generally based on: (1) an annual percentage of the average daily net assets of Fund shareholders serviced by a financial intermediary; and/or (2) a fixed dollar amount for each account serviced by a financial intermediary. The aggregate amount of these payments may be substantial and may vary significantly among intermediaries but will be limited by Advisors’ agreement to reimburse each Fund for total [Investor] Class expenses that exceed certain specified amounts.

Other Payments by TPIS, Advisors or their Affiliates

In addition to the payments from the Funds made to financial intermediaries as previously described, TPIS, Advisors or their affiliates may from time to time make additional payments, out of their own resources, to certain financial intermediaries that sell shares of the TIAA-CREF Funds. These payments are often referred to as “revenue sharing.” These payments may be made in order to promote the sale and retention of Fund shares by intermediaries and their customers. The amounts of these distribution-related revenue sharing payments may vary by financial intermediary and, with respect to a given financial intermediary, are typically calculated by reference to the amount of the financial intermediary’s recent gross sales of TIAA-CREF Fund shares and/or total assets

TIAA-CREF International & Global Funds  ■  Prospectus     67

of TIAA-CREF Funds held by the intermediary’s customers. The level of distribution-related revenue sharing payments that TPIS, Advisors or their affiliates are willing to provide to a particular financial intermediary may be affected by, among other factors, the intermediary’s total assets held in and recent net investments into the TIAA-CREF Funds, the intermediary’s level of participation in TIAA-CREF Fund sales and marketing programs, the intermediary’s compensation program for its registered representatives who sell TIAA-CREF Fund shares and provide services to TIAA-CREF Fund shareholders, and the asset class of the TIAA-CREF Funds for which these payments are provided. The SAI contains additional information about these payments. TPIS may also make payments to financial intermediaries in connection with sales meetings, due diligence meetings, prospecting seminars and other meetings at which TPIS promotes its products and services.

In addition to revenue sharing payments to financial intermediaries related to distribution of the Funds’ shares, Advisors or its affiliates may also make revenue sharing payments out of their own assets to financial intermediaries as compensation for certain recordkeeping, shareholder communications and other account administration services provided to TIAA-CREF Fund shareholders who own their shares through these financial intermediaries’ accounts. These servicing-related revenue sharing payments are in addition to any applicable sub-transfer agency or similar fees paid to these financial intermediaries with respect to these services by the TIAA-CREF Funds out of Fund assets.

The amounts of revenue sharing payments to a financial intermediary could be significant, and may create an incentive for the intermediary or its representatives to recommend or offer shares of the Funds to you. The financial intermediary may elevate the prominence or profile of the Funds within the intermediary’s organization by, for example, placing the Funds on a list of preferred or recommended funds and/or granting TPIS, Advisors and/or their affiliates preferential or enhanced opportunities to promote the Funds in various ways within the intermediary’s organization.

Calculating share price

Each Fund determines its net asset value (“NAV”) per share, or share price, on each day the NYSE is open for business. The NAV for each Fund is calculated as of the time when regular trading closes on the NYSE (generally, 4:00 p.m. Eastern Time or at such earlier time that regular trading on the NYSE closes). The Funds do not price their shares on days that the NYSE is closed. NAV per share for each class is determined by dividing the value of the Fund’s assets attributable to such class, less all liabilities attributable to such class, by the total number of shares of the class outstanding.

If the Funds invest in foreign securities that are primarily listed on foreign exchanges that trade on days when the Funds do not price their shares, the value of the foreign securities in the Funds’ portfolios may change on days when

68     Prospectus  ■  TIAA-CREF International & Global Funds

shareholders will not be able to purchase or redeem Fund shares. The value of a Fund’s investments denominated in foreign currencies is converted to U.S. dollars for purposes of determining a Fund’s NAV.

Each Fund generally uses market quotations or values obtained from independent pricing services to value securities and other instruments held by a Fund. If market quotations or values from independent pricing services are not readily available or are not considered reliable, a Fund will use a security’s “fair value,” as determined in good faith using procedures approved by the Board of Trustees. A Fund may also use fair value if events that have a significant effect on the value of an investment (as determined in Advisors’ sole discretion) occur between the time when its price is determined and the time the Fund’s NAV is calculated. For example, a Fund might use a domestic security’s fair value when the exchange on which the security is principally traded closes early or when trading in the security is halted and does not resume before the Fund’s NAV is calculated. The use of fair value pricing can involve reliance on quantitative models or individual judgment, and may result in changes to the prices of portfolio securities that are used to calculate a Fund’s NAV. Although each Fund fair values portfolio securities on a security-by-security basis, Funds that hold foreign portfolio securities may see their portfolio securities fair valued more frequently than other funds that do not hold foreign securities.

Fair value pricing of equity securities most commonly occurs with securities that are primarily traded outside the United States. This may have the effect of decreasing the ability of market timers to engage in “stale price arbitrage,” which takes advantage of the perceived difference in price from a foreign market closing price.

While using a fair value price for foreign securities is intended to decrease the ability of market timers to make money by exchanging into or out of the Funds to the detriment of longer-term shareholders, it may reduce some of the certainty in pricing obtained by using actual market close prices.

The Funds’ fair value pricing procedures provide, among other things, for the Funds to examine whether to fair value foreign securities when there is a movement in the value of a U.S. market index between the close of one or more foreign markets and the close of the NYSE. For these securities, the Funds use a fair value pricing service approved by the Board of Trustees. This pricing service employs quantitative models to value foreign investments in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE. Fair value pricing is subjective in nature and the use of fair value pricing by a Fund may cause the NAV of the Fund’s shares to differ significantly from the NAV that would have been calculated using market prices at the close of the foreign exchange on which a portfolio security is primarily traded. The Funds also examine the prices of individual securities to determine, among other things, whether the price of such securities reflects fair value at the close of the NYSE based on market movements. In addition, the Funds may fair value

TIAA-CREF International & Global Funds  ■  Prospectus     69

domestic securities when it is believed the last market quotation is not readily available or such quotation does not represent the fair value of that security.

Fixed-income securities, including money market instruments, are valued using market quotations, independent pricing sources or values derived from a pricing matrix that has various types of the applicable fixed-income instrument along one axis and various maturities along the other. The use of a price derived from a pricing matrix is a method of fair value pricing.

Dividends and distributions

Each Fund expects to declare and distribute to shareholders substantially all of its net investment income and net realized capital gains, if any. The amount distributed will vary according to the income received from investments held by a Fund and capital gains realized from the sale of investments. The Emerging Markets Debt Fund plans to pay dividends on a quarterly basis. Each other Fund plans to pay dividends on an annual basis.

Each Fund intends to pay net capital gains, if any, annually. Dividends and capital gains can be paid in cash or reinvested. If you have elected to receive your distributions in cash and the distribution amount is less than $10, then the amount will be automatically reinvested in the particular Fund and no check will be issued. If the postal service is unable to deliver checks to your address of record, or the distribution check remains outstanding for six months or more, then the Funds reserve the right to reinvest the distribution check into your account using the particular Fund’s current NAV and to change your distribution option to reinvestment. No interest will accrue on amounts represented by uncashed distribution checks.

Dividends and capital gain distributions paid to shareholders who hold their shares through a TIAA-CREF-administered retirement plan or custody account will automatically be reinvested in additional shares of the same class of the particular Fund. All other shareholders may elect from the following distribution options (barring any restrictions from the intermediary or plan through which such shares are held):

1. Reinvestment Option, Same Fund. Your dividend and capital gain distributions are automatically reinvested in additional shares of the same share class of the Fund. Unless you elect otherwise, this will be your default distribution option.

2. Reinvestment Option, Different Fund. Your dividend and capital gain distributions are automatically reinvested in additional shares of the same share class of another fund in which you already hold shares.

3. Income-Earned Option. Your long-term capital gain distributions are automatically reinvested, but you will be sent a check for each dividend and short-term capital gain distribution.

70     Prospectus  ■  TIAA-CREF International & Global Funds

4. Capital Gains Option. Your dividend and short-term capital gain distributions are automatically reinvested, but you will be sent a check for each long-term capital gain distribution.

5. Cash Option. A check will be sent for your dividend and each capital gain distribution.

On a Fund’s distribution date, the Fund makes distributions on a per share basis to the shareholders who hold and have paid for Fund shares on the record date. The Funds do this regardless of how long the shares have been held. This means that if you buy shares just before or on a record date, you will pay the full price for the shares and then you may receive a portion of the price back as a taxable distribution (see the discussion of “Buying a dividend” below under “Taxes”). Cash distribution checks will be mailed within seven days of the distribution date.

Shareholders who hold their shares through a variable insurance or annuity product, an employee benefit plan or through an intermediary may be subject to restrictions on their distribution payment options imposed by the product, plan or intermediary. Please contact the variable insurance or annuity product issuer or your plan sponsor or intermediary for more details.

Taxes

As with any investment, you should consider how your investment in a Fund will be taxed.

Taxes on dividends and distributions. Unless you are tax-exempt or hold Fund shares in a tax-deferred account, you are subject to federal income tax on dividends and taxable distributions each year. Your dividends and taxable distributions generally are taxable when they are paid, whether you take them in cash or reinvest them. However, distributions declared in October, November or December of a year and paid in January of the following year are taxable as if they were paid on December 31 of the prior year.

For federal tax purposes, income and short-term capital gain distributions from a Fund are taxed as ordinary income, and long-term capital gain distributions are taxed as long-term capital gains. Every January, a statement showing the taxable distributions paid to you in the previous year from a Fund will be sent to you and the Internal Revenue Service (“IRS”) (for taxable accounts only). Whether or not a capital gain distribution is considered long-term or short-term depends on how long the Fund held the securities the sale of which led to the gain.

A portion of ordinary income dividends paid by a Fund to individual investors may constitute “qualified dividend income” that is subject to the same maximum tax rates as long-term capital gains. The portion of a dividend that will qualify for this treatment will depend on the aggregated qualified dividend income received by a Fund. Notwithstanding this, certain holding period requirements with respect to a shareholder’s shares in a Fund may apply to prevent the shareholder from

TIAA-CREF International & Global Funds  ■  Prospectus     71

treating any portion of a dividend as “qualified dividend income.” Additional information about this can be found in the Funds’ SAI.

Taxes on transactions. Unless a transaction involves Fund shares held in a tax-deferred account, redemptions (sales), including exchanges to other funds, may also give rise to capital gains or losses. The amount of any capital gain or loss will be the difference, if any, between the adjusted cost basis of your shares and the price you receive when you sell or exchange them. In general, a capital gain or loss will be treated as a long-term capital gain or loss if you have held your shares for more than one year.

Each Fund is required to report to the IRS and furnish to Fund shareholders the cost basis information for sale transactions of shares purchased on or after January 1, 2012. Shareholders may elect to have one of several cost basis methods applied to their account when calculating the cost basis of shares sold, including average cost, “first-in, first-out” (“FIFO”), or some other specific identification method. Unless you instruct otherwise, each Fund will use average cost as its default cost basis method, and will treat sales as first coming from shares purchased prior to January 1, 2012. If average cost is used for a shareholder’s first sale of the Funds shares covered by these new rules, the shareholder may only use an alternative cost basis method for shares purchased prospectively. Fund shareholders should consult with their tax advisors to determine the best cost basis method for their tax situation.

For shares you sell that were purchased prior to January 1, 2012, you will be sent a statement showing how many shares you sold and at what price. However, the statement will not include cost basis information and will not be furnished to the IRS. You or your tax preparer must determine whether this sale resulted in a capital gain or loss and the amount of tax to be paid on any gain. Be sure to keep your regular account statements; the information they contain will be essential in calculating the amount of your capital gains or losses.

Backup withholding. If you fail to provide a correct taxpayer identification number or fail to certify that it is correct, the Funds are required by law to withhold 28% of all the distributions and redemption proceeds paid from your account. The Funds are also required to begin backup withholding if instructed by the IRS to do so.

Buying a dividend. If you buy shares just before a Fund deducts a distribution from its NAV, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable distribution. This is referred to as “buying a dividend.” For example, assume you bought shares of a Fund for $10.00 per share the day before the Fund paid a $0.25 dividend. After the dividend was paid, each share would be worth $9.75, and, unless you hold your shares through a tax-deferred arrangement such as a 401(a), 401(k) or 403(b) plan or an IRA, you would have to include the $0.25 dividend in your gross income for tax purposes.

Effect of foreign taxes. Foreign governments may impose taxes on a Fund and its investments and these taxes generally will reduce the Fund’s distributions. If

72     Prospectus  ■  TIAA-CREF International & Global Funds

a Fund qualifies to pass through a credit for such taxes paid and elects to do so, an offsetting tax credit or deduction may be available to you if you maintain a taxable account. If so, your tax statement will show more taxable income than was actually distributed by a Fund, but will also show the amount of the available offsetting credit or deduction.

Other restrictions. There are tax requirements that all mutual funds must follow in order to avoid federal taxation. In its effort to adhere to these requirements, a Fund may have to limit its investment in some types of instruments.

Special considerations for certain institutional investors. If you are a corporate investor, a portion of the dividends from net investment income paid by a Fund may qualify for the corporate dividends-received deduction. The portion of the dividends that will qualify for this treatment will depend on the aggregate qualifying dividend income received by a Fund from domestic (U.S.) sources. Certain holding period and debt financing restrictions may apply to corporate investors seeking to claim the deduction.

Taxes related to employee benefit plans or IRAs. Generally, individuals are not subject to federal income tax in connection with shares held (or that are held on their behalf) in participant or custody accounts under Code section 401(a) employee benefit plans (including 401(k) and Keogh plans), Code section 403(b) or 457 employee benefit plans, or IRAs. Distributions from such plan participant or custody accounts may, however, be subject to ordinary income taxation in the year of the distribution. For information about the tax aspects of your plan or IRA or Keogh account, please consult your plan administrator, TIAA-CREF or your tax advisor.

Other tax matters. Certain investments of a Fund, including certain debt instruments, foreign securities and shares of other investment funds, could affect the amount, timing and character of distributions you receive and could cause a Fund to recognize taxable income in excess of the cash generated by such investments (which may require a Fund to liquidate other investments in order to make required distributions).

This information is only a brief summary of certain federal income tax information about your investment in a Fund. The investment may have state, local or foreign tax consequences, and you should consult your tax advisor about the effect of your investment in a Fund in your particular situation. Additional tax information can be found in the Funds’ SAI.

TIAA-CREF International & Global Funds  ■  Prospectus     73

Your account: purchasing, redeeming
or exchanging shares

Share class eligibility

Definitions

Financial Intermediary Accounts. These include accounts held through platforms, programs, plans and other similar entities, as well as omnibus accounts, on behalf of other investors. Additionally, Financial Intermediary Accounts may include, but are not limited to, the following:

• Benefit Plans (as defined below);

• Certain custody accounts sponsored or administered by TIAA-CREF, or by other entities not affiliated with TIAA-CREF, that are established by individuals as IRAs pursuant to section 408 of the Code; and

• Wrap accounts or other such arrangements as may be offered by a financial advisor or other intermediary.

Benefit Plan Accounts. These include accounts sponsored or administered by either TIAA-CREF and its affiliates or by other entities not affiliated with TIAA-CREF and that are established by or on behalf of employers, or the trustees of plans sponsored by employers, in connection with certain employee benefit plans. Such Benefit Plans include those described in sections 401(a) (including 401(k) plans), 403(a), 403(b) or 457 of the Code. Shareholders investing through such Benefit Plans may have to pay additional expenses related to the administration of such plans. The [Investor Class] is not available to SEPs, SAR-SEPs, SIMPLE IRAs, and Keogh plans.

Eligibility

[Investor] Class shares are available for purchase by or through the following types of accounts:

• Financial Intermediary Accounts;

• Other investment companies or pools;

• State-sponsored tuition savings plans (529) or healthcare saving accounts (HSA);

• Insurance company separate accounts advised by or affiliated with Advisors, or other affiliates of TIAA-CREF; and

• Other accounts, entities, programs, plans and categories of shareholders as may be approved by the Funds from time to time.

Account minimums

Currently, there are no minimum account requirements, including initial or subsequent minimum investment requirements, for [Investor] Class shares. The Funds have the discretion to impose initial or subsequent minimum investment requirements at any time without any prior notice to shareholders.

74     Prospectus  ■  TIAA-CREF International & Global Funds

Additional information

The Funds reserve the right to determine in their sole discretion whether any potential investor is eligible to purchase [Investor] Class shares. For more information, please contact your financial intermediary or you may call the Funds at 800 842-2252, Monday through Friday, from 8:00 a.m. to 10:00 p.m. Eastern Time.

The Funds may from time to time, in their discretion, deviate from or vary the processes and procedures outlined below for purchasing, redeeming and exchanging shares.

The Funds are not responsible for any losses due to unauthorized or fraudulent instructions when purchasing, redeeming or exchanging shares as long as the Funds follow reasonable security procedures to verify your identity. It is your responsibility to review and verify the accuracy of your confirmation statements immediately after you receive them.

Purchasing shares

How to open an account through a Financial Intermediary Account or Benefit Plan Account not administered by TIAA-CREF

Your Financial Intermediary or Benefit Plan will have its own instructions and procedures for opening an account and establishing a position within the Funds. If you are enrolling in a Benefit Plan you should first contact your employer to learn important details necessary to facilitate enrollment into the plan. Investors purchasing shares through a Financial Intermediary or a Benefit Plan, may purchase shares only in accordance with instructions and limitations pertaining to their account with such intermediary or plan. These Financial Intermediaries or Benefit Plans may set different minimum investment requirements for their customers’ investments. Please contact your Financial Intermediary or Benefit Plan sponsor for more information.

For Participants in a Benefit Plan Account or Financial Intermediary Account administered by TIAA-CREF

You should first contact your employer to learn important details necessary to facilitate enrollment in a Benefit Plan. Your employer must notify TIAA-CREF that you are eligible to enroll. In many cases, you will be able to use the TIAA-CREF Web Center’s online enrollment feature at www.tiaa-cref.org. Some plans allow submission of a hard-copy application for a new account; this form can be returned to your human resources (HR) office, a TIAA-CREF Relationship Manager or to either of the addresses below:

First-Class or Standard Mail:

TIAA-CREF

PO Box 1259

Charlotte, NC 28262

TIAA-CREF International & Global Funds  ■  Prospectus     75

Overnight Mail:

TIAA-CREF

8500 Andrew Carnegie Blvd

Charlotte, NC 28262

You may allocate single or ongoing contributions by selecting a Fund and the amounts you wish to contribute to that Fund.

Subject to the terms of your plan, you may be eligible to roll over or transfer in balances from other eligible accounts as determined by the Code.

The Funds may suspend or terminate the offering to your employer’s plan. You may be able to change your allocation for future contributions by:

• writing to TIAA-CREF at P.O. Box 1259, Charlotte, NC 28201;

• calling our Automated Telephone Service (24 hours a day) at 800 842-2252; or

• using the TIAA-CREF website’s account access feature at www.tiaa-cref.org.

Other information for Benefit Plans

As a participant in a Benefit Plan, the Funds impose no minimum investment. The Funds do not currently restrict the frequency of investments made in the Funds by participant accounts through Benefit Plans, although the Funds reserve the right to impose such restrictions in the future. If you are investing in the Funds through a Benefit Plan, your employer’s plan may limit the amount and available methods to invest in your participant account. Additionally, the Code limits total annual contributions to most types of Benefit Plans.

Transaction methods for purchases

Purchasing via wire: You may remit initial or subsequent deposits into your account via wire. To open an account by wire please send a completed and signed application by mail as instructed above and then follow the wiring instructions below once you have confirmed the account is open and have the account number.

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

ABA Number (all classes) 011000028

DDA Number 99054546

Specify on the wire:

• “The TIAA-CREF Funds—” and the “Share Class” being purchased. For example, a proper set of wire instructions for an initial or subsequent investment into the [Investor] Class would read as follows: “The TIAA-CREF Funds— [Investor] Class”

• Account registration (names of registered owners), address and Social Security number or taxpayer identification number;

76     Prospectus  ■  TIAA-CREF International & Global Funds

• The Fund account number; and

• The Fund and amount to be invested.

Points to remember for all purchases

The Funds consider all purchase requests to be received when they are received in “good order” as determined by the Funds’ transfer agent (or other authorized Fund agent). (See the section entitled “Important transaction information—Good Order” below.) Your investment must be for a specified dollar amount. The Funds cannot accept purchase requests specifying a certain price, date, or number of shares. These types of requests will be deemed to be not in “good order” and the money you sent will be returned to you. If you hold your shares through a Financial Intermediary Account, such intermediary may have its own independent “good order” and eligibility requirements.

Your ability to purchase shares may be restricted due to limitations on purchases or exchanges, including limitations under the Funds’ Market Timing/Excessive Trading Policy (see below). If you hold your shares through a Financial Intermediary Account, such intermediary may charge you additional fees. Contact your Financial Intermediary to find out if it imposes any other conditions on your transactions, such as a different minimum investment requirement.

Federal law requires the Funds to obtain, verify and record information that identifies each person who opens an account. Until the Funds receive such information, it may not be able to open an account or effect transactions for you. Furthermore, if the Funds are unable to verify your identity, or that of another person authorized to act on your behalf, or if it is believed potential criminal activity has been identified, the Funds reserve the right to take such action as deemed appropriate, which may include closing your account.

Before you can use TIAA-CREF’s Web Center, you must enter your Social Security number, date of birth and active account number. You will then be given an opportunity to create a user name and password. TIAA-CREF’s Web Center will lead you through the transaction process, and the Funds will use reasonable procedures to confirm that the instructions given are genuine. All transactions over TIAA-CREF’s Web Center are recorded electronically.

All purchases must be in U.S. dollars and all checks must be drawn on U.S. banks. The Funds will only accept accounts with a U.S. address of record. The Funds will not accept a P.O. Box as the address of record.

There may be circumstances when the Funds will not accept new investments. The Funds reserve the right to suspend or terminate the offering of its shares at any time without prior notice. The Funds also reserve the right to restrict you from making future purchases in the Funds or any other series of the Trust. In addition, the Funds reserve the right to reject any application or investment or any other specific purchase request.

TIAA-CREF International & Global Funds  ■  Prospectus     77

Redeeming shares

You can redeem (sell) your shares on any business day. If you hold your Fund shares through a Financial Intermediary Account, please contact the intermediary to sell your shares. Your Financial Intermediary may have different requirements and restrictions on redemptions than the Funds. If you hold your Fund shares through a Benefit Plan Account or Financial Intermediary Account administered by TIAA-CREF, the Benefit Plan or Financial Intermediary may impose further restrictions on the sale of Fund shares.

If you hold your shares through a Benefit Plan Account or Financial Intermediary Account administered by TIAA-CREF, you may be required to complete and return certain forms to effect your redemption. Before you complete your redemption request, please make sure you understand the possible federal and other income tax consequences of a redemption. Neither the Funds nor their transfer agent can process redemption requests that specify a certain price or date; these requests will be deemed not in “good order” and will be returned. (See the section entitled “Important transaction information—Good Order” below.)

Usually, the Funds send redemption proceeds on the next business day after the Funds receive a redemption request in “good order” as determined by the Funds’ transfer agent (or other authorized Fund agent), and not later than seven days afterwards.

If a redemption is requested after a recent purchase of shares, the Funds may delay payment of the redemption proceeds until the check or an electronic funds transfer transaction clears. This can take up to 10 days.

The Funds can postpone payment if: (a) the NYSE is closed for other than usual holidays or weekends, or trading on the NYSE is restricted; (b) an emergency exists as defined by the SEC, or when the SEC requires that trading be restricted; or (c) the SEC permits a delay for the protection of investors.

The Funds reserve the right to require a Medallion Signature Guarantee for a redemption. The Funds can suspend or terminate your ability to transact by telephone, Internet, or by fax at any time, for any reason.

Once mailed to the Funds, your redemption request is irrevocable and cannot be modified or canceled.

For participants holding shares through a Benefit Plan Account

A redemption can be part of an exchange into (1) another fund available through your Benefit Plan or, (2) another account or IRA.

If you are married, and all or part of your investment is attributable to purchases made under either (i) an employer plan subject to the Employee Retirement Income Security Act of 1974 (“ERISA”) or (ii) an employer plan that provides for spousal rights to benefits, then to the extent required by the Code or ERISA or the terms of your employer plan, your rights to make certain redemptions may be restricted by the rights of your spouse to such benefits.

78     Prospectus  ■  TIAA-CREF International & Global Funds

Transaction methods for redemptions

For all Accounts

In-kind redemptions of shares: Certain large redemptions of Fund shares may be detrimental to a Fund’s other shareholders because such redemptions can adversely affect a portfolio manager’s ability to implement the Fund’s investment strategy by causing premature sale of portfolio securities that would otherwise be held. Consequently, if, in any 90 day period, an investor redeems (sells) shares in an amount that exceeds the lesser of (i) $250,000 or (ii) 1% of a Fund’s assets, then the Fund, at its sole discretion, has the right (without prior notice) to satisfy the difference between the redemption amount and the lesser of the two previously mentioned figures with securities from the Fund’s portfolio instead of cash. This is referred to as a “distribution in-kind” redemption and the securities you receive in this manner represent a portion of the Fund’s entire portfolio. The securities you receive will be selected by the Fund in its discretion. The investor receiving the securities will be responsible for disposing of the securities and bearing any associated costs, and related market and other risks of holding securities.

For Benefit Plan or other Financial Intermediary Accounts administered by TIAA-CREF

By mail: Send your written request to the appropriate address as described in the section entitled “Purchasing shares” above.

Over the Internet: Shares held through a Benefit Plan Account or Financial Intermediary Account administered by TIAA-CREF can be redeemed over the Internet subject to any rules imposed by the Benefit Plan or Financial Intermediary. TIAA-CREF’s Web Center can be accessed through TIAA-CREF’s homepage at www.tiaa-cref.org. Before you can use the Web Center, you must enter your Social Security number, date of birth and active account number. The Funds will use reasonable procedures to confirm that the instructions given are genuine. All transactions over the Web Center are recorded electronically.

By telephone: Participants holding shares through a Benefit Plan Account or Financial Intermediary Account administered by TIAA-CREF can call the appropriate number provided in the section entitled “Purchasing shares” above. If you do not want to be able to redeem by telephone, contact either your TIAA-CREF Relationship Manager or Financial Intermediary.

• Participants holding shares through a Benefit Plan or other account administered by TIAA-CREF can redeem up to $50,000 every seven calendar days or any greater amount as approved from time to time.

By systematic redemption plan: TIAA will automatically redeem the requested dollar amount or number of shares held in a Benefit Plan Account or Financial Intermediary Account administered by TIAA-CREF on any business day between the 1st and 28th of the month. If the days selected are not business days,

TIAA-CREF International & Global Funds  ■  Prospectus     79

shares will be redeemed on the following business day. Redemptions will be made via check or electronic transfer to your bank.

All owners of an account must sign the systematic redemption plan request. Similarly, all owners must sign any request to increase the amount or frequency of the systematic redemptions or a request for payments to be sent to an address other than the address of record. A Medallion Signature Guarantee may be required for this address change. TIAA can terminate the systematic redemption plan option at any time, although TIAA will notify you if this occurs. You can terminate the plan or reduce the amount or frequency of the redemptions by writing or by calling TIAA or through the TIAA-CREF Web Center. Requests to establish, terminate, or change the amount or frequency of redemptions will become effective within five days after the Funds receive your instructions.

Exchanging shares

Overview

An exchange is a simultaneous redemption of shares in a Fund and a purchase of shares in another fund or series of the Trust. Investors can exchange shares on any business day subject to limitations (i) described in the section entitled “Market timing/excessive trading policy” below, (ii) imposed by your Financial Intermediary or (iii) any limitations under your employer’s Benefit Plan. Shareholders who own shares through a Benefit Plan Account or Financial Intermediary Account should contact the plan or intermediary for exchange requests.

Exchanges between accounts can be made only if the accounts are registered in the same name(s), address and Social Security number or taxpayer identification number. Because restrictions may apply to certain accounts or plans, you should contact your Financial Intermediary or Benefit Plan representative for further information. An exchange is considered a sale of securities and therefore may be a taxable event.

In the case of shares held through a Benefit Plan Account or Financial Intermediary Account administered by TIAA-CREF, exchanges must generally be for at least $1,000 (except for systematic exchanges, which must be for at least $100) or your entire balance, if it is less.

Make sure you understand the investment objective, policies, strategies and risks disclosed in the prospectus of the fund into which you exchange shares. The exchange option is not designed to allow you to time the market. It gives you a convenient way to adjust the balance of your account so that it more closely matches your overall investment objectives and risk tolerance level.

The Funds reserve the right to reject any exchange request and to modify or terminate the exchange option at any time without prior notice to shareholders. The Funds may do this, in particular, when your transaction activity is deemed to be harmful to the Funds, including if it is considered to be market timing activity.

Once made, an exchange request by mail cannot be modified or cancelled.

80     Prospectus  ■  TIAA-CREF International & Global Funds

Transaction methods for exchanges

If your shares are held through a Benefit Plan or Financial Intermediary Account, please contact the plan or intermediary for exchange requirements. Investors holding shares through Accounts administered by TIAA-CREF may exchange:

Over the Internet: If your Account is administered through TIAA-CREF you can exchange shares using TIAA-CREF’s Web Center, which can be accessed through TIAA-CREF’s homepage at www.tiaa-cref.org.

By mail: Send your written request to the appropriate address as described in the section entitled “Purchasing shares” above. The letter must include your name, address, and the funds and Accounts you want to exchange between.

By telephone: Please call 800 842-2252.

By systematic exchange: Under this feature, TIAA-CREF automatically redeems shares in a Fund and purchases shares in another fund or series of the Trust as specified by the applicable agreement. For all systematic exchanges, you must specify the dollar amount and the funds involved in the exchange. If you want to set up a systematic exchange, contact TIAA-CREF. You can terminate the plan or change the amount or frequency of the exchanges by writing or calling the number identified in the section entitled “Purchasing shares” above. Requests to establish, terminate, or change the amount or frequency of exchanges will become effective within five days after TIAA-CREF receives your instructions. All account owners must sign the systematic exchange request. Similarly, all account owners must sign any request to increase the amount or frequency of systematic exchanges.

Conversion of shares—applicable to all investors

A share conversion is a transaction where shares of one class of a Fund are exchanged for shares of another class of the Fund. Share conversions can occur between each share class of a Fund. Generally, share conversions occur where a shareholder becomes eligible for another share class of a Fund or no longer meets the eligibility of the share class they own (and another class exists for which they would be eligible). Please note that a share conversion is generally a non-taxable event, but please consult with your personal tax advisor on your particular circumstances.

A request for a share conversion will not be processed until it is received in “good order” (as defined below) by the Funds’ transfer agent (or other authorized Fund agent). Conversion requests received in “good order” prior to the close of the NYSE (generally 4:00 p.m. Eastern Time) on a day the NYSE is open will receive the NAV of the new class calculated that day. Please note that, because the NAV of each class of a Fund will generally vary from the NAVs of the other classes due to differences in expenses, you will receive a different number of shares in the new class than you held in the old class, but the total value of your holdings will remain the same.

TIAA-CREF International & Global Funds  ■  Prospectus     81

The Funds' market timing policies will not be applicable to share conversions. Please contact the Financial Intermediary or Benefit Plan through which you hold your Fund shares for more information on share conversions. Please note that certain intermediaries or plan sponsors may not permit all types of share conversions. The Funds reserve the right to terminate, suspend or modify the share conversion privilege for any shareholder or group of shareholders.

Voluntary conversions

If you believe that you are eligible to convert your Fund shares to another class, you may place an order for a share conversion by contacting your Relationship Manager. Please contact the Financial Intermediary or Benefit Plan through which you hold your Fund shares regarding conversions. Please be sure to read the applicable sections of the prospectus for the new class in which you wish to convert prior to such a conversion in order to learn more about its different features, performance and expenses. Neither the Funds nor Advisors has any responsibility for reviewing accounts and/or contacting shareholders to apprise them that they may qualify to request a voluntary conversion. Some Financial Intermediaries or Benefit Plans may not allow investors who own Fund shares through them to make share conversions.

Mandatory conversions

The Funds reserve the right to automatically convert shareholders from one class to another if they no longer qualify as eligible for their existing class or if they become eligible for another class. Such mandatory conversions may be as a result of a change in value of an account due to market movements, exchanges or redemptions. The Funds will notify affected shareholders in writing prior to any mandatory conversion.

Important transaction information

Good Order. Purchase, redemption and exchange requests are not processed until received in good order by the Funds’ transfer agent at its processing center (or by another authorized Fund agent). “Good order” means actual receipt of the order along with all information and supporting legal documentation necessary to effect the transaction by the Funds’ transfer agent (or other authorized Fund agent). This information and documentation generally includes the Fund account number, the transaction amount (in dollars or shares), signatures of all account owners exactly as registered on the account and any other information or supporting documentation as the Funds, their transfer agent or other authorized Fund agent may require. With respect to purchase requests, “good order” also generally includes receipt of sufficient funds by the Funds’ transfer agent (or other authorized Fund agent) to effect the purchase. The Funds, their transfer agent or any other authorized Fund agent may, in their sole discretion, determine whether any particular transaction request is in good order and reserve the right to change or waive any good order requirement at any time.

82     Prospectus  ■  TIAA-CREF International & Global Funds

Financial intermediaries or plan sponsors may have their own requirements for considering transaction requests to be in “good order.” If you hold your shares through a financial intermediary or plan sponsor, please contact them for their specific “good order” requirements.

Share Price. If the Funds’ transfer agent (or other authorized Fund agent) receives an order to purchase, redeem or exchange shares that is in good order anytime before close of regular trading on the NYSE (usually 4:00 p.m. Eastern Time), the transaction price will be the NAV per share for that day. If the Funds’ transfer agent (or other authorized Fund agent) receives an order to purchase, redeem or exchange shares that is in good order anytime after the NYSE closes, the transaction price will be the NAV per share calculated the next business day.

The Financial Intermediary or Benefit Plan through which you hold your shares may require you to communicate to it any purchase, redemption or exchange request by a specified deadline earlier than 4:00 p.m. Eastern Time in order to receive that day’s NAV per share as the transaction price.

Large Redemptions—Applicable to All Investors. Please contact the Funds before attempting to redeem a large dollar amount of shares (including exchange requests since they include redemption transactions). Large redemptions of Fund shares may be detrimental to the Funds’ other shareholders because such transactions can adversely affect a portfolio manager’s ability to efficiently manage the Funds. By contacting the Funds before you attempt to redeem a large dollar amount, you may avoid in-kind payment of your request.

Taxpayer Identification Number. Regardless of whether you hold your Fund shares directly or through a Financial Intermediary, you must give the Funds your taxpayer identification number (which, for most individuals, is your Social Security number) and tell the Funds whether or not you are subject to backup withholding. If you do not furnish your taxpayer identification number, redemptions or exchanges of shares, as well as dividends and capital gains distributions, will be subject to backup tax withholding. In addition, if you hold Fund shares directly and do not furnish your taxpayer identification number, then your account application will be rejected and returned.

Changing Your Address. To change the address on an account, please send the Funds a written notification.

Medallion Signature Guarantee. For some transaction requests (for example, when you are redeeming shares within 14 days (for participants holding shares through a plan or account administered by TIAA-CREF) of changing your address, bank or bank account or adding certain new services to an existing account), the Funds may require a Medallion Signature Guarantee of each owner of record of an account. This requirement is designed to protect you and the Funds from fraud, and to comply with rules on stock transfers. A Medallion Signature Guarantee is a written endorsement from an eligible guarantor institution that the signature(s) on the written request is (are) valid. Certain commercial banks, trust companies, savings associations, credit unions and members of U.S. stock exchanges participate in the Medallion Signature Guarantee program. No other

TIAA-CREF International & Global Funds  ■  Prospectus     83

form of signature verification will be accepted. A notary public cannot provide a signature guarantee. For more information about when a Medallion Signature Guarantee may be required, please contact your Financial Intermediary or Benefit Plan.

Transferring Shares. For certain share classes, you can transfer ownership of your account to another person or organization that also qualifies to own the class of shares or change the name on your account by sending the Funds written instructions. Generally, each registered owner of the account must sign the request and provide Medallion Signature Guarantees. When you change the name on an account, shares in that account are transferred to a new account.

Limitations. Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require the Funds to block an account owner’s ability to make certain transactions and thereby refuse to accept a purchase order or any request for transfers or withdrawals, until instructions are received from the appropriate regulator. The Funds may also be required to provide additional information about you and your account to government regulators.

Customer Complaints. Customer complaints may be directed to TIAA-CREF Funds, 730 Third Avenue, New York, NY 10017-3206, Mail Stop 730/07/01, Attention: Director, Distribution Operation Services.

TIAA-CREF Web Center and Telephone Transactions. The Funds are not liable for losses from unauthorized TIAA-CREF Web Center and telephone transactions so long as reasonable procedures designed to verify the identity of the person effecting the transaction are followed. The Funds require the use of personal identification numbers, codes and other procedures designed to reasonably confirm that instructions given through TIAA-CREF’s Web Center or by telephone are genuine. The Funds also tape record telephone instructions and provide written confirmations of such instructions. The Funds accept all telephone instructions that are reasonably believed to be genuine and accurate. However, you should verify the accuracy of your confirmation statements immediately after you receive them. The Funds may suspend or terminate Internet or telephone transaction facilities at any time, for any reason. If you do not want to be able to effect transactions over the telephone, call the Funds for instructions.

Market timing/excessive trading policy—applicable to all investors

There are shareholders who may try to profit from making transactions back and forth among the Funds and other funds in an effort to “time” the market. As money is shifted in and out of a Fund, the Fund may incur transaction costs, including, among other things, expenses for buying and selling securities. These costs are borne by all Fund shareholders, including long-term investors who do not generate these costs. In addition, market timing can interfere with efficient portfolio management and cause dilution if timers are able to take advantage of

84     Prospectus  ■  TIAA-CREF International & Global Funds

pricing inefficiencies. Consequently, the Funds are not appropriate for such market timing and you should not invest in the Funds if you want to engage in market timing activity.

The Board of Trustees has adopted policies and procedures to discourage this market timing activity. Under these policies and procedures, if, within a 60 calendar day period, a shareholder redeems or exchanges any monies out of a Fund, subsequently purchases or exchanges any monies back into the same Fund and then redeems or exchanges any monies out of that Fund, the shareholder will not be permitted to transfer back into the Fund through a purchase or exchange for 90 calendar days.

These market timing policies and procedures will not be applied to certain types of transactions like reinvestments of dividends and capital gains distributions, systematic withdrawals, systematic purchases, automatic rebalancings, death and hardship withdrawals, certain transactions made within a retirement or employee benefit plan, such as contributions, mandatory distributions, loans and plan sponsor-initiated transactions, and other types of transactions specified by the Fund. In addition, the market timing policies and procedures will not apply to certain tuition (529) plan programs, funds of funds, wrap programs, asset allocation programs and other similar programs that are approved by the Funds.

A Fund may also waive the market timing policies and procedures when it is believed that such waiver is in a Fund’s best interest, including but not limited to when it is determined that enforcement of these policies and procedures is not necessary to protect the Fund from the effects of short-term trading.

The Funds also reserve the right to reject any purchase or exchange request, including when it is believed that a request would be disruptive to a Fund’s efficient portfolio management. The Funds also may suspend or terminate your ability to transact by telephone, fax or Internet for any reason, including the prevention of market timing activity. A purchase or exchange request could be rejected or electronic trading privileges could be suspended because of the timing or amount of the investment or because of a history of excessive trading by the investor. Because the Funds have discretion in applying this policy, it is possible that similar transaction activity could be handled differently because of the surrounding circumstances.

Each Fund’s portfolio securities are fair valued, as necessary (most frequently with respect to international holdings), to help ensure that a portfolio security’s true value is reflected in the Fund’s NAV, thereby minimizing any potential stale price arbitrage.

The Funds seek to apply their market timing policies and procedures uniformly to all shareholders, and not to make exceptions with respect to these policies and procedures (beyond the exemptions noted above). The Funds make reasonable efforts to apply these policies and procedures to shareholders who own shares through omnibus accounts. However, an intermediary’s omnibus accounts, by their nature, do not initially identify their individual investors to the

TIAA-CREF International & Global Funds  ■  Prospectus     85

Funds, thereby making it more difficult for the Funds to identify market timing activity by such individual investors. At times, the Funds may agree to defer to an intermediary’s market timing policy if the Funds believe that the intermediary’s policy provides comparable protection of Fund shareholders’ interests. The Funds have the right to modify their market timing policies and procedures at any time without advance notice. These efforts may include requesting transaction data from intermediaries from time to time to verify whether a Fund’s policies are being followed and/or to instruct intermediaries to take action against shareholders who have violated a Fund’s market timing policies.

The Funds are not appropriate for market timing. You should not invest in the Funds if you want to engage in market timing activity.

Shareholders seeking to engage in market timing may deploy a variety of strategies to avoid detection, and, despite efforts to discourage market timing, there is no guarantee that the Funds or their agents will be able to identify such shareholders or curtail their trading practices.

If you invest in the Funds through an intermediary, including through a retirement or employee benefit plan, you may be subject to additional market timing or excessive trading policies implemented by the intermediary or plan. Please contact your intermediary or plan sponsor for more details.

Electronic prospectuses

If you received this Prospectus electronically and would like a paper copy, please contact the Funds and one will be sent to you.

Additional information about index providers

The Funds are not sponsored, endorsed, sold or promoted by MSCI Inc. (“MSCI”), any of its affiliates, any of its information providers or any other third party involved in, or related to, compiling, computing or creating any MSCI index (collectively, the “MSCI parties”). The MSCI indexes are the exclusive property of MSCI. MSCI and the MSCI index names are service mark(s) of MSCI or its affiliates and have been licensed for use for certain purposes by Advisors. None of the MSCI parties makes any representation or warranty, express or implied, to the issuer or owners of a fund or any other person or entity regarding the advisability of investing in funds generally or in these Funds particularly or the ability of any MSCI index to track corresponding stock market performance. MSCI or its affiliates are the licensors of certain trademarks, service marks and trade names and of the MSCI indexes which are determined, composed and calculated by MSCI without regard to the Funds or the issuer or owners of a Fund or any other person or entity. None of the MSCI parties has any obligation to take the needs of the issuer or owners of the Funds or any other person or entity into consideration in determining, composing or calculating the MSCI indexes. None of the MSCI parties is responsible for or has participated in the determination of the timing of, prices at, or quantities of the Funds to be issued or in the

86     Prospectus  ■  TIAA-CREF International & Global Funds

determination or calculation of the equation by or the consideration into which a fund is redeemable. Further, none of the MSCI parties has any obligation or liability to the issuer or owners of the Funds or any other person or entity in connection with the administration, marketing or offering of the Funds.

although msci shall obtain information for inclusion in or for use in the calculation of the msci indexes from sources that msci considers reliable, none of the msci parties warrants or guarantees the originality, accuracy and/or the completeness of any msci index or any data included therein. none of the msci parties makes any warranty, express or implied, as to results to be obtained by the issuer of the funds, owners of the funds, or any other person or entity, from the use of any msci index or any data included therein. none of the msci parties shall have any liability for any errors, omissions or interruptions of or in connection with any msci index or any data included therein. further, none of the msci parties makes any express or implied warranties of any kind, and the msci parties hereby expressly disclaim all warranties of merchantability and fitness for a particular purpose, with respect to each msci index and any data included therein. without limiting any of the foregoing, in no event shall any of the msci parties have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

No purchaser, seller or holder of this security, product or Fund, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote this security without first contacting MSCI to determine whether MSCI’s permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.

Glossary

Code: The Internal Revenue Code of 1986, as amended, including any applicable regulations and Revenue Rulings.

Duration: Duration is a measure of volatility in the price of a bond in response to a change in prevailing interest rates, with a longer duration indicating more volatility. It can be understood as the weighted average of the time to each coupon and principal payment of such a security. For an investment portfolio of fixed-income securities, duration is the weighted average of each security’s duration. For example, the price of a bond with a duration of two years will rise (fall) two percent for every one percent decrease (increase) in its interest rate.

Equity Investments: Primarily, common stock, preferred stock and securities convertible or exchangeable into common stock, including convertible debt securities, convertible preferred stock and warrants or rights to acquire common stock.

Fixed-Income or Fixed-Income Investments: Primarily, bonds and notes (such as corporate and government debt obligations), mortgage-backed securities, asset-backed securities, and structured securities that generally pay fixed or

TIAA-CREF International & Global Funds  ■  Prospectus     87

variable rates of interest; debt obligations issued at a discount from face value (i.e., that have an imputed rate of interest); non-interest-bearing debt securities (i.e., zero coupon bonds); and other non-equity securities that pay dividends.

Foreign Investments: Foreign investments may include securities of foreign issuers, securities or contracts traded or acquired in non-U.S. markets or on non-U.S. exchanges, or securities or contracts payable or denominated in non-U.S. currencies. Obligations issued by U.S. companies in non-U.S. currencies are not considered to be foreign investments.

Foreign Issuers: Foreign issuers generally include (1) companies whose securities are principally traded outside of the United States, (2) companies having their principal business operations outside of the United States,
(3) companies organized outside the United States, and (4) foreign governments and agencies or instrumentalities of foreign governments.

Investment-Grade: A fixed-income security is investment-grade if it is rated in the four highest categories by a nationally recognized statistical rating organization (“NRSRO”) or an unrated security that Advisors determines is of comparable quality.

U.S. Government Securities: Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

88     Prospectus  ■  TIAA-CREF International & Global Funds

Financial highlights

The Financial highlights table is intended to help you understand the financial performance of each class of shares of the Funds for the past five years (or, if the class has not been in operation for five years, since commencement of operations of that class). Certain information reflects financial results for a single share of the Fund. The total returns in the table show the rates that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions).

Please note that since the [Investor] Class of the Funds is newly-operational, no financial highlights information is available for it at this time, but information for the existing classes is reflected in the tables. Because the Social Choice International Equity Fund is newly operational, no financial highlights information for this Fund is currently available.

PricewaterhouseCoopers LLP serves as the Funds’ independent registered public accounting firm and has audited the financial statements of each of the Funds for each of the periods presented. Its report appears in the Funds’ Annual Report, which is available without charge upon request.

TIAA-CREF International & Global Funds  ■  Prospectus     89

Financial highlights

Emerging Markets Equity Fund

			Selected per share data
				Gain (loss) from investment operations
								Less distributions from
	For the period or year ended		Net asset value, beginning of period	Net investment income (loss)	[a]	Net realized & unrealized gain (loss) on total investments	Total gain (loss) from investment operations	Net investment income	Net realized gains
Institutional Class
	10/31/14		$ 11.17	$ 0.12		$ (0.43)	$ (0.31)	$ (0.08)	$ —
	10/31/13		10.44	0.12		0.73	0.85	(0.12)	—
	10/31/12		10.11	0.13		0.27	0.40	(0.07)	—
	10/31/11		11.35	0.14		(1.36)	(1.22)	—	(0.02)
	10/31/10	‡	10.00	0.01		1.34	1.35	—	—

Premier Class
	10/31/14		11.16	0.10		(0.43)	(0.33)	(0.06)	—
	10/31/13		10.42	0.10		0.74	0.84	(0.10)	—
	10/31/12		10.09	0.05		0.34	0.39	(0.06)	—
	10/31/11		11.34	0.13		(1.36)	(1.23)	—	(0.02)
	10/31/10	‡	10.00	0.01		1.33	1.34	—	—

Retirement Class
	10/31/14		11.12	0.09		(0.43)	(0.34)	(0.05)	—
	10/31/13		10.40	0.09		0.73	0.82	(0.10)	—
	10/31/12		10.08	0.11		0.26	0.37	(0.05)	—
	10/31/11		11.34	0.14		(1.38)	(1.24)	—	(0.02)
	10/31/10	‡	10.00	0.00	[d]	1.34	1.34	—	—

Retail Class
	10/31/14		11.11	0.08		(0.43)	(0.35)	(0.04)	—
	10/31/13		10.39	0.08		0.72	0.80	(0.08)	—
	10/31/12		10.07	0.08		0.27	0.35	(0.03)	—
	10/31/11		11.34	0.09		(1.34)	(1.25)	—	(0.02)
	10/31/10	‡	10.00	0.00	[d]	1.34	1.34	—	—

[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[d]	Amount represents less than $0.01 per share.
‡	The Fund commenced operations on August 31, 2010.

90     Prospectus  ■  TIAA-CREF International & Global Funds

 (continued)

				Ratios and supplemental data

					Ratios to average net assets
Total dividends and distributions	Net asset value, end of period	Total return		Net assets at end of period (in thousands)	Gross expenses		Net expenses		Net investment income (loss)	Portfolio turnover rate

$ (0.08)	$10.78	(2.79)%		$850,536	0.95%		0.95%		1.10%		104%
(0.12)	11.17	8.18		676,999	0.95		0.95		1.11		110
(0.07)	10.44	4.00		596,017	0.99		0.95		1.25		115
(0.02)	10.11	(10.78)		370,441	1.08		0.95		1.29		70
—	11.35	13.50	[b]	156,464	2.00	[c]	0.95	[c]	0.42	[c]	9	[b]

(0.06)	10.77	(2.91)		4,906	1.10		1.10		0.95		104
(0.10)	11.16	7.96		4,126	1.10		1.10		0.97		110
(0.06)	10.42	3.96		2,113	1.15		1.10		0.46		115
(0.02)	10.09	(10.87)		7,788	1.23		1.10		1.21		70
—	11.34	(13.40	) [b]	1,134	2.89	[c]	1.10	[c]	0.37	[c]	9	[b]

(0.05)	10.73	(3.05)		17,678	1.20		1.20		0.84		104
(0.10)	11.12	7.91		15,040	1.20		1.20		0.84		110
(0.05)	10.40	3.71		10,655	1.24		1.20		1.06		115
(0.02)	10.08	(10.96)		5,476	1.33		1.20		1.22		70
—	11.34	13.40	[b]	1,134	2.98	[c]	1.20	[c]	0.27	[c]	9	[b]

(0.04)	10.72	(3.19)		6,352	1.33		1.33		0.70		104
(0.08)	11.11	7.74		6,321	1.35		1.34		0.71		110
(0.03)	10.39	3.50		5,203	1.40		1.34		0.83		115
(0.02)	10.07	(11.05)		4,417	1.47		1.34		0.84		70
—	11.34	13.40	[b]	2,189	2.80	[c]	1.34	[c]	(0.03	) [c]	9	[b]

TIAA-CREF International & Global Funds  ■  Prospectus     91

Financial highlights

Enhanced International Equity Index Fund

			Selected per share data
				Gain (loss) from investment operations
								Less distributions from
	For the period or year ended		Net asset value, beginning of period	Net investment income (loss)	[a]	Net realized & unrealized gain (loss) on total investments	Total gain (loss) from investment operations	Net investment income	Net realized gains
Institutional Class
	10/31/14		$ 8.44	$ 0.30		$ (0.21)	$ 0.09	$ (0.27)	$ (0.29)
	10/31/13		6.82	0.23		1.66	1.89	(0.27)	—
	10/31/12		6.62	0.24		0.16	0.40	(0.20)	—
	10/31/11		7.11	0.21		(0.52)	(0.31)	(0.18)	—
	10/31/10	†	6.82	0.00	[d]	0.29	0.29	—	—
	9/30/10		6.71	0.18		0.08	0.26	(0.15)	—

[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[d]	Amount represents less than $0.01 per share.
†	Amounts shown are for the one-month period ended October 31, 2010 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to October 31.

92     Prospectus  ■  TIAA-CREF International & Global Funds

 (continued)

				Ratios and supplemental data

					Ratios to average net assets
Total dividends and distributions	Net asset value, end of period	Total return		Net assets at end of period (in thousands)	Gross expenses		Net expenses		Net investment income (loss)		Portfolio turnover rate

$ (0.56)	$7.97	1.28%		$1,030,084	0.46%		0.43%		3.70%		71%
(0.27)	8.44	28.75		821,836	0.47		0.47		3.12		110
(0.20)	6.82	6.33		636,659	0.51		0.51		3.69		81
(0.18)	6.62	(4.51)		536,415	0.53		0.53		2.97		92
—	7.11	4.25	[b]	536,717	0.66	[c]	0.55	[c]	0.17	[c]	10	[b]
(0.15)	6.82	3.88		518,371	0.53		0.53		2.74		146

TIAA-CREF International & Global Funds  ■  Prospectus     93

Financial highlights

Global Natural Resources Fund

			Selected per share data
				Gain (loss) from investment operations
								Less distributions from
	For the period or year ended		Net asset value, beginning of period	Net investment income (loss)	[a]	Net realized & unrealized gain (loss) on total investments	Total gain (loss) from investment operations	Net investment income	Net realized gains
Institutional Class
	10/31/14		$ 9.99	$ 0.17		$ (0.84)	$ (0.67)	$ (0.19)	$ —
	10/31/13		10.19	0.20		(0.21)	(0.01)	(0.19)	—
	10/31/12	‡	10.00	0.18		0.03	0.21	(0.02)	—

Premier Class
	10/31/14		9.97	0.15		(0.84)	(0.69)	(0.17)	—
	10/31/13		10.17	0.18		(0.20)	(0.02)	(0.18)	—
	10/31/12	‡	10.00	0.16		0.03	0.19	(0.02)	—

Retirement Class
	10/31/14		9.96	0.14		(0.83)	(0.69)	(0.16)	—
	10/31/13		10.17	0.17		(0.21)	(0.04)	(0.17)	—
	10/31/12	‡	10.00	0.17		0.02	0.19	(0.02)	—

Retail Class
	10/31/14		9.94	0.13		(0.82)	(0.69)	(0.15)	—
	10/31/13		10.15	0.16		(0.21)	(0.05)	(0.16)	—
	10/31/12	‡	10.00	0.15		0.01	0.16	(0.01)	—

[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
‡	The Fund commenced operations on November 1, 2011.

94     Prospectus  ■  TIAA-CREF International & Global Funds

 (continued)

			Ratios and supplemental data

				Ratios to average net assets
Total dividends and distributions	Net asset value, end of period	Total return	Net assets at end of period (in thousands)	Gross expenses		Net expenses		Net investment income (loss)		Portfolio turnover rate

$ (0.19)	$9.13	(6.80)%	$234,559	0.74%		0.74%		1.70%		169%
(0.19)	9.99	(0.05)	237,218	0.74		0.74		2.03		162
(0.02)	10.19	2.09 [b]	244,856	0.86	[c]	0.75	[c]	1.80	[c]	65	[b]

(0.17)	9.11	(6.95)	3,944	0.89		0.89		1.55		169
(0.18)	9.97	(0.16)	4,088	0.90		0.90		1.87		162
(0.02)	10.17	1.88 [b]	2,568	1.11	[c]	0.90	[c]	1.59	[c]	65	[b]

(0.16)	9.11	(7.06)	11,352	0.99		0.99		1.44		169
(0.17)	9.96	(0.28)	13,548	0.99		0.99		1.74		162
(0.02)	10.17	1.87 [b]	11,290	1.13	[c]	1.00	[c]	1.65	[c]	65	[b]

(0.15)	9.10	(7.02)	6,502	1.13		1.13		1.31		169
(0.16)	9.94	(0.49)	6,872	1.16		1.14		1.58		162
(0.01)	10.15	1.64 [b]	6,149	1.31	[c]	1.14	[c]	1.52	[c]	65	[b]

TIAA-CREF International & Global Funds  ■  Prospectus     95

Financial highlights

International Equity Fund

			Selected per share data
				Gain (loss) from investment operations
								Less distributions from
	For the period or year ended		Net asset value, beginning of period	Net investment income (loss)	[a]	Net realized & unrealized gain (loss) on total investments	Total gain (loss) from investment operations	Net investment income	Net realized gains
Institutional Class
	10/31/14		$ 11.50	$ 0.17		$ (0.67)	$ (0.50)	$ (0.19)	$ —
	10/31/13		9.06	0.20		2.41	2.61	(0.17)	—
	10/31/12		8.14	0.18		0.88	1.06	(0.14)	—
	10/31/11		9.41	0.16		(1.35)	(1.19)	(0.08)	—
	10/31/10	†	8.95	0.00	[d]	0.46	0.46	—	—
	9/30/10		8.06	0.11		0.90	1.01	(0.12)	—

Premier Class
	10/31/14		11.46	0.16		(0.67)	(0.51)	(0.17)	—
	10/31/13		9.04	0.18		2.40	2.58	(0.16)	—
	10/31/12		8.12	0.15		0.90	1.05	(0.13)	—
	10/31/11		9.40	0.14		(1.34)	(1.20)	(0.08)	—
	10/31/10	†	8.93	0.00	[d]	0.47	0.47	—	—
	9/30/10		8.06	0.13		0.85	0.98	(0.11)	—

Retirement Class
	10/31/14		11.85	0.15		(0.69)	(0.54)	(0.16)	—
	10/31/13		9.33	0.18		2.49	2.67	(0.15)	—
	10/31/12		8.37	0.16		0.91	1.07	(0.11)	—
	10/31/11		9.68	0.14		(1.39)	(1.25)	(0.06)	—
	10/31/10	†	9.20	0.00	[d]	0.48	0.48	—	—
	9/30/10		8.29	0.09		0.92	1.01	(0.10)	—

Retail Class
	10/31/14		7.89	0.09		(0.46)	(0.37)	(0.16)	—
	10/31/13		6.27	0.11		1.66	1.77	(0.15)	—
	10/31/12		5.68	0.10		0.61	0.71	(0.12)	—
	10/31/11		6.59	0.09		(0.93)	(0.84)	(0.07)	—
	10/31/10	†	6.27	0.00	[d]	0.32	0.32	—	—
	9/30/10		5.69	0.06		0.63	0.69	(0.11)	—

[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[d]	Amount represents less than $0.01 per share.
†	Amounts shown are for the one-month period ended October 31, 2010 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to October 31.

96     Prospectus  ■  TIAA-CREF International & Global Funds

 (continued)

			Ratios and supplemental data

				Ratios to average net assets
Total dividends and distributions	Net asset value, end of period	Total return	Net assets at end of period (in thousands)	Gross expenses		Net expenses		Net investment income (loss)		Portfolio turnover rate

$ (0.19)	$10.81	(4.43)%	$2,398,855	0.51%		0.51%		1.51%		85%
(0.17)	11.50	29.29	2,059,286	0.51		0.51		1.95		130
(0.14)	9.06	13.36	1,644,055	0.52		0.52		2.16		98
(0.08)	8.14	(12.76)	1,092,168	0.53		0.53		1.69		107
—	9.41	5.14 [b]	841,417	0.57	[c]	0.57	[c]	0.39	[c]	8	[b]
(0.12)	8.95	12.62	785,755	0.53		0.53		1.36		119

(0.17)	10.78	(4.50)	282,958	0.66		0.66		1.37		85
(0.16)	11.46	28.96	292,438	0.66		0.66		1.78		130
(0.13)	9.04	13.21	260,341	0.67		0.67		1.78		98
(0.08)	8.12	(12.93)	218,288	0.68		0.68		1.50		107
—	9.40	5.26 [b]	178,553	0.72	[c]	0.72	[c]	0.55	[c]	8	[b]
(0.11)	8.93	12.32	90,273	0.68		0.68		1.55		119

(0.16)	11.15	(4.62)	702,668	0.76		0.76		1.29		85
(0.15)	11.85	28.97	862,960	0.76		0.76		1.68		130
(0.11)	9.33	13.06	716,864	0.78		0.78		1.92		98
(0.06)	8.37	(13.03)	754,251	0.78		0.78		1.43		107
—	9.68	5.22 [b]	1,105,129	0.82	[c]	0.82	[c]	0.12	[c]	8	[b]
(0.10)	9.20	12.28	1,124,555	0.78		0.78		1.07		119

(0.16)	7.36	(4.77)	309,488	0.85		0.85		1.18		85
(0.15)	7.89	28.75	328,367	0.88		0.88		1.59		130
(0.12)	6.27	12.93	266,770	0.92		0.92		1.74		98
(0.07)	5.68	(12.96)	258,283	0.79		0.79		1.42		107
—	6.59	5.10 [b]	314,977	0.80	[c]	0.80	[c]	0.17	[c]	8	[b]
(0.11)	6.27	12.28	301,044	0.72		0.72		1.12		119

TIAA-CREF International & Global Funds  ■  Prospectus     97

Financial highlights

International Opportunities Fund

			Selected per share data
				Gain (loss) from investment operations
								Less distributions from
	For the period or year ended		Net asset value, beginning of period	Net investment income (loss)	[a]	Net realized & unrealized gain (loss) on total investments	Total gain (loss) from investment operations	Net investment income	Net realized gains
Institutional Class
	10/31/14		$ 10.89	$ 0.13		$ (0.53)	$ (0.40)	$ (0.04)	$ —
	10/31/13	‡	10.00	0.06		0.83	0.89	—	—

Premier Class
	10/31/14		10.87	0.11		(0.52)	(0.41)	(0.03)	—
	10/31/13	‡	10.00	0.08		0.79	0.87	—	—

Retirement Class
	10/31/14		10.87	0.10		(0.52)	(0.42)	(0.03)	—
	10/31/13	‡	10.00	0.06		0.81	0.87	—	—

Retail Class
	10/31/14		10.86	0.10		(0.53)	(0.43)	(0.02)	—
	10/31/13	‡	10.00	0.06		0.80	0.86	—	—

[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
‡	The Fund commenced operations on April 12, 2013.

98     Prospectus  ■  TIAA-CREF International & Global Funds

 (concluded)

				Ratios and supplemental data

					Ratios to average net assets
Total dividends and distributions	Net asset value, end of period	Total return		Net assets at end of period (in thousands)	Gross expenses		Net expenses		Net investment income (loss)		Portfolio turnover rate

$ (0.04)	$10.45	(3.59)%		$1,041,194	0.64%		0.64%		1.23%		46%
—	10.89	8.80	[b]	778,178	0.80	[c]	0.70	[c]	0.96	[c]	35	[b]

(0.03)	10.43	(3.77)		1,046	0.81		0.81		1.05		46
—	10.87	8.70	[b]	1,087	1.00	[c]	0.85	[c]	1.39	[c]	35	[b]

(0.03)	10.42	(3.88)		4,128	0.90		0.90		0.97		46
—	10.87	8.70	[b]	2,675	1.08	[c]	0.95	[c]	1.06	[c]	35	[b]

(0.02)	10.41	(3.96)		2,517	0.97		0.97		0.95		46
—	10.86	8.60	[b]	1,560	1.10	[c]	1.00	[c]	1.13	[c]	35	[b]

TIAA-CREF International & Global Funds  ■  Prospectus     99

Financial highlights

Emerging Markets Debt Fund

Selected per share data
Gain (loss) from investment operations
Less distributions from
	For the period or year ended		Net asset value, beginning of period	Net investment income (loss)	[a]	Net realized & unrealized gain (loss) on total investments		Total gain (loss) from investment operations	Net investment income	Net realized gains
Institutional Class
	10/31/14	‡	$ 10.00	$ 0.04		$ 0.00	[d]	$ 0.04	—	—

Premier Class
	10/31/14	‡	10.00	0.04		0.00	[d]	0.04	—	—

Retirement Class
	10/31/14	‡	10.00	0.04		0.00	[d]	0.04	—	—

Retail Class
	10/31/14	‡	10.00	0.03		0.01		0.04	—	—

[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[d]	Amount represents less than $0.01 per share.
‡	The Fund commenced operations on September 26, 2014.

100     Prospectus  ■  TIAA-CREF International & Global Funds

 (concluded)

				Ratios and supplemental data

					Ratios to average net assets
Total dividends and distributions	Net asset value, end of period	Total return		Net assets at end of period (in thousands)	Gross expenses		Net expenses		Net investment income (loss)		Portfolio turnover rate

—	$10.04	0.40%[b]		$53,371	8.89%[c]		0.65%[c]		4.07%[c]		3%[b]

—	10.04	0.40	[b]	1,004	10.26	[c]	0.80	[c]	3.70	[c]	3	[b]

—	10.04	0.40	[b]	1,218	10.22	[c]	0.90	[c]	3.70	[c]	3	[b]

—	10.04	0.40	[b]	1,114	10.33	[c]	1.00	[c]	3.53	[c]	3	[b]

TIAA-CREF International & Global Funds  ■  Prospectus     101

For more information about TIAA-CREF Funds

Statement of Additional Information (“SAI”). The Funds’ SAI contains more information about certain aspects of the Funds. A current SAI has been filed with the SEC and is incorporated into this Prospectus by reference. This means that the Funds’ SAI is legally a part of the Prospectus.

Annual and Semiannual Reports. The Funds’ annual and semiannual reports provide additional information about the Funds’ investments. In the Funds’ annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the preceding fiscal year. The audited financial statements in the Funds’ annual shareholder report dated October 31, 2014 are also incorporated into this Prospectus by reference.

Requesting documents. You can request a copy of the Funds’ SAI or these reports without charge, or contact the Funds for any other purpose, in any of the following ways:

By telephone:

Call 877 518-9161

In writing:

TIAA-CREF Funds
P.O. Box 1259
Charlotte, NC 28201

Over the Internet:

www.tiaa-cref.org

Information about the Trust (including the Funds’ SAI) can be reviewed and copied at the SEC’s public reference room (202 551-8090) in Washington, DC. The reports and other information are also available through the EDGAR Database on the SEC’s Internet website at www.sec.gov. Copies of the information can also be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, DC 20549.

To lower costs and eliminate duplicate documents sent to your home, the Funds may mail only one copy of the Funds’ Prospectus, prospectus supplements, annual and semiannual reports, or any other required documents, to your household, even if more than one shareholder lives there. If you would prefer to continue receiving your own copy of any of these documents, you may call the Funds toll-free or write to the Funds as follows:

By telephone:

Call 877 518-9161

In writing:

TIAA-CREF Funds
P.O. Box 1259
Charlotte, NC 28201

Important information about procedures for opening a new account

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions, including the Funds, to obtain, verify and record information that identifies each person who opens an account.

What this means for you: When you open an account, the Funds will ask for your name, address, date of birth, Social Security number and other information that will allow the Funds to identify you, such as your home telephone number. Until you provide the Funds with the information they need, the Funds may not be able to open an account or effect any transactions for you.

1940 Act File No. 811-9301	A______ (__/15)

PROSPECTUS

[DECEMBER __, 2015]

TIAA-CREF U.S. Equity Funds

of the TIAA-CREF Funds

Fund Class Ticker:	[Investor] Class
Enhanced Large-Cap Growth Index Fund	__
Enhanced Large-Cap Value Index Fund	__
Growth & Income Fund	__
Large-Cap Growth Fund	__
Large-Cap Value Fund	__
Mid-Cap Growth Fund	__
Mid-Cap Value Fund	__
Small-Cap Equity Fund	__
Social Choice Equity Fund	__
Social Choice Low Carbon Equity Fund	__

This Prospectus describes the [Investor] Class shares offered by the investment portfolios listed above (each, a “Fund” and, collectively, the “Funds”) of the TIAA-CREF Funds (the “Trust”).

An investment in a Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investor can lose money in any of the Funds and the Funds could perform more poorly than other investments.

The Securities and Exchange Commission (the “SEC”) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Summary information

Enhanced Large-Cap Growth Index Fund

Investment objective 6

Fees and expenses 6

Shareholder fees 6

Annual fund operating expenses 6

Example 7

Portfolio turnover 7

Principal investment strategies 7

Principal investment risks 8

Past performance 9

Portfolio management 11

Purchase and sale of [Investor] Class shares 11

Tax information 11

Payments to broker-dealers and other financial intermediary compensation 12

Summary information

Enhanced Large-Cap Value Index Fund

Investment objective 13

Fees and expenses 13

Shareholder fees 13

Annual fund operating expenses 13

Example 14

Portfolio turnover 14

Principal investment strategies 14

Principal investment risks 15

Past performance 16

Portfolio management 19

Purchase and sale of [Investor] Class shares 19

Tax information 19

Payments to broker-dealers and other financial intermediary compensation 19

Summary information

Growth & Income Fund

Investment objective 20

Fees and expenses 20

Shareholder fees 20

Annual fund operating expenses 20

Example 21

Portfolio turnover 21

Principal investment strategies 21

Principal investment risks 22

Past performance 23

Portfolio management 25

Purchase and sale of [Investor] Class shares 25

Tax information 25

Payments to broker-dealers and other financial intermediary compensation 25

Summary information

Large-Cap Growth Fund

Investment objective 26

Fees and expenses 26

Shareholder fees 26

Annual fund operating expenses 26

Example 27

Portfolio turnover 27

Principal investment strategies 27

Principal investment risks 28

Past performance 29

Portfolio management 31

Purchase and sale of [Investor] Class shares 31

Tax information 32

Payments to broker-dealers and other financial intermediary compensation 32

Summary information

Large-Cap Value Fund

Investment objective 33

Fees and expenses 33

Shareholder fees 33

Annual fund operating expenses 33

Example 34

Portfolio turnover 34

Principal investment strategies 34

Principal investment risks 35

Past performance 36

Portfolio management 38

Purchase and sale of [Investor] Class shares 38

Tax information 38

Payments to broker-dealers and other financial intermediary compensation 38

Summary information

Mid-Cap Growth Fund

Investment objective 39

Fees and expenses 39

Shareholder fees 39

Annual fund operating expenses 39

Example 40

Portfolio turnover 40

Principal investment strategies 40

Principal investment risks 41

Past performance 42

Portfolio management 44

Purchase and sale of [Investor] Class shares 44

Tax information 45

Payments to broker-dealers and other financial intermediary compensation 45

Summary information

Mid-Cap Value Fund

Investment objective 46

Fees and expenses 46

Shareholder fees 46

Annual fund operating expenses 46

Example 47

Portfolio turnover 47

Principal investment strategies 47

Principal investment risks 48

Past performance 49

Portfolio management 51

Purchase and sale of [Investor] Class shares 51

Tax information 51

Payments to broker-dealers and other financial intermediary compensation 51

Summary information

Small-Cap Equity Fund

Investment objective 52

Fees and expenses 52

Shareholder fees 52

Annual fund operating expenses 52

Example 53

Portfolio turnover 53

Principal investment strategies 53

Principal investment risks 54

Past performance 55

Portfolio management 57

Purchase and sale of [Investor] Class shares 57

Tax information 57

Payments to broker-dealers and other financial intermediary compensation 57

Summary information

Social Choice Equity Fund

Investment objective 58

Fees and expenses 58

Shareholder fees 58

Annual fund operating expenses 58

Example 59

Portfolio turnover 59

Principal investment strategies 59

Principal investment risks 61

Past performance 62

Portfolio management 64

Purchase and sale of [Investor] Class shares 64

Tax information 64

Payments to broker-dealers and other financial intermediary compensation 64

Summary information

Social Choice Low Carbon Equity Fund

Investment objective 65

Fees and expenses 65

Shareholder fees 65

Annual fund operating expenses 65

Example 66

Portfolio turnover 66

Principal investment strategies 66

Principal investment risks 68

Past performance 69

Portfolio management 69

Purchase and sale of [Investor] Class shares 70

Tax information 70

Payments to broker-dealers and other financial intermediary compensation 70

Additional information about investment strategies and risks 70

Additional information about the Funds 70

Additional information on principal investment risks of the Funds 72

Additional information about the Funds’ benchmark indices 76

Additional information on principal and non-principal investment strategies 79

Portfolio holdings 80

Portfolio turnover 80

Share classes 81

Management of the Funds 81

The Funds’ investment adviser 81

Investment management fees 82

Portfolio management teams 84

Other services 89

Distribution and service arrangements 89

Calculating share price 90

Dividends and distributions 92

Taxes 93

Your account: purchasing, redeeming or exchanging shares 96

Share class eligibility 96

Purchasing shares 97

Redeeming shares 100

Exchanging shares 102

Conversion of shares–applicable to all investors 103

Important transaction information 104

Market timing/excessive trading policy–applicable to all investors 106

Electronic prospectuses 108

Glossary 109

Financial highlights 110

Summary information

TIAA-CREF Enhanced Large-Cap Growth Index Fund

of the TIAA-CREF Funds

Investment objective

The Fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of large domestic companies.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

SHAREHOLDER FEES (fees paid directly from your investment)

[Investor] Class
Maximum sales charge imposed on purchases (percentage of offering price)	X%
Maximum deferred sales charge	X%
Maximum sales charge imposed on reinvested dividends and other distributions	X%
Redemption or exchange fee	X%
Maximum account fee	X%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

[Investor] Class
Management fees	X.XX%
Distribution (Rule 12b-1) fees	X.XX%
Other expenses	X.XX%
Total annual Fund operating expenses	X.XX%
Waivers and expense reimbursements	X.XX%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	X.XX%

6     Prospectus  ■  TIAA-CREF U.S. Equity Funds

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s expense reimbursement agreement will remain in place through [December __, 2016], but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

[Investor] Class
1 year	$	X
3 years	$	XX
5 years	$	XXX
10 years	$	XXX

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended October 31, 2014, the Fund’s portfolio turnover rate was 105% of the average value of its portfolio.

Principal investment strategies

Under normal circumstances, the Fund invests at least 80% of its assets in large-cap equity securities of issuers included in the Fund’s benchmark index, the Russell 1000® Growth Index, at the time of purchase, but not necessarily at index weightings. For purposes of the 80% investment policy, “large-cap” securities are securities of issuers with a capitalization equal to or greater than the top 80% of issuers by capitalization within the Russell 1000® Index at the time of purchase. For purposes of the 80% investment policy, the term “assets” means net assets, plus the amount of any borrowings for investment purposes.

The Fund follows an enhanced index management strategy. The Fund’s investment adviser, Teachers Advisors, Inc. (“Advisors”), actively uses quantitative analysis to attempt to enhance the Fund’s performance relative to the Russell 1000® Growth Index, while retaining a similar risk profile, instead of passively holding a representative basket of securities designed to match the index. The Russell 1000® Growth Index is a subset of the Russell 1000® Index, which represents the performance of the large-cap growth segment of the U.S.

TIAA-CREF U.S. Equity Funds  ■  Prospectus     7

equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Enhanced index strategies employ quantitative modeling techniques for both stock selection and portfolio construction. With enhanced indexing, the Fund may use several different investment techniques to seek to build a portfolio of stocks that is structured to resemble and share the risk characteristics of the Fund’s benchmark index, while also seeking to outperform the benchmark index. Enhanced indexing is designed so that the Fund diverges from its benchmark index more than a pure indexing strategy, with the goal of outperforming its benchmark index while effectively managing benchmark relative risks.

Under these quantitative modeling techniques, a number of variables related to individual stocks are evaluated to select a broadly diversified group of stocks that may have the potential to provide a higher total return than that of the benchmark index, the Russell 1000® Growth Index. The Fund uses a proprietary, quantitative stock scoring model to evaluate and score a broad universe of stocks in which the Fund invests.

Advisors will generally attempt to overweight securities (relative to the benchmark) that score high in the stock selection screening process and to either not hold or underweight securities that score low in the screening process. The Fund may also purchase foreign securities and securities issued in connection with reorganizations or other special situations. The Fund may also purchase and sell swaps and other equity derivatives to carry out the Fund’s investment strategies. The Fund’s strategy is based upon Advisors’ understanding of the interplay of market factors and does not assure successful investment. The markets or the process of selecting individual securities may be affected by factors not taken into account in Advisors’ analysis.

Principal investment risks

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

• Market Risk—The risk that market prices of portfolio investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions. Market risk may affect a single issuer, industry or sector of the economy, or it may affect the market as a whole.

• Issuer Risk (often called Financial Risk)—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time.

• Large-Cap Risk—The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

8     Prospectus  ■  TIAA-CREF U.S. Equity Funds

• Style Risk—The risk that use of a particular investing style (such as growth or value investing) may fall out of favor in the marketplace for various periods of time and result in underperformance relative to the broader market sector or significant declines in the value of the Fund’s portfolio investments.

• Risks of Growth Investing—Due to their relatively high valuations, growth stocks are typically more volatile than value stocks and may experience a larger decline on a forecast of lower earnings, or a negative event or market development, than would a value stock.

• Foreign Investment Risk—Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from financial instruments of U.S. issuers. This risk may be heightened in emerging or developing markets. Foreign investments may also be less liquid and more difficult to value than investments in U.S. issuers.

• Enhanced Index Risk—As an enhanced index fund, the Fund may also underperform its benchmark index due to differences between the investments of the Fund and its benchmark index.

• Quantitative Analysis Risk—The risk that stocks selected using quantitative modeling and analysis could perform differently from the market as a whole.

• Special Situation Risk—Stocks of companies involved in reorganizations, mergers and other special situations can involve the risk that such situations may not materialize or may develop in unexpected ways. Consequently, those stocks can involve more risk than ordinary securities.

• Derivatives Risk—The risks associated with investing in derivatives may be different and greater than the risks associated with directly investing in the underlying securities and other instruments. The Fund may use futures, options, single name or index credit default swaps, or forwards, and the Fund may also use more complex derivatives such as swaps that might present liquidity, credit and counterparty risk. When investing in derivatives, the Fund may lose more than the principal amount invested.

Please see the non-summary portion of the Prospectus for more detailed information about the risks described above.

Past performance

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Because the Fund only recently began offering [Investor] Class shares, the performance information shown is for the Fund’s existing Institutional Class, which would have substantially similar annual returns to the new [Investor] Class because the Fund’s classes are invested in the same portfolio of securities with the only difference being that the Institutional Class has lower expenses. The bar

TIAA-CREF U.S. Equity Funds  ■  Prospectus     9

chart shows the annual total returns of the Institutional Class of the Fund, before taxes, in each full calendar year since inception of the Institutional Class. Below the bar chart are the best and worst returns of the Institutional Class for a calendar quarter during the period covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Institutional Class over the one-year, five year, ten year and since-inception periods (where applicable) ended December 31, 2014, and how those returns compare to those of the Fund’s benchmark index. The performance in the bar charts and table has not been restated to reflect any difference between Institutional Class expenses and estimated [Investor] Class expenses. Because Institutional Class shares are expected to have lower expenses than [Investor] Class shares, if the charts below had been restated with [Investor] Class expenses, performance would have been lower.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark index listed below is unmanaged, and you cannot invest directly in an index. The returns for the benchmark index reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE INSTITUTIONAL CLASS SHARES (%)

Best quarter: 16.04%, for the quarter ended March 31, 2012. Worst quarter: -22.34%, for the quarter ended December 31, 2008.

10     Prospectus  ■  TIAA-CREF U.S. Equity Funds

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2014

	Inception Date	One Year	Five Years	Since Inception
Institutional Class	11/30/2007
Return Before Taxes		10.52%	14.83%	7.67%
Return After Taxes on Distributions		7.63%	12.62%	6.15%
Return After Taxes on Distributions and Sale of
Fund Shares		7.62%	11.37%	5.73%
Russell 1000® Growth Index
(reflects no deductions for fees, expenses or taxes)		13.05%	15.81%	8.25%†
Current performance of the Fund’s shares may be higher or lower than that shown above.
†		Performance is calculated from the inception date of the Institutional Class.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs).

Portfolio management

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, Inc.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Adam Cao, CFA	James M. Johnson, Jr., CFA
Title:	Managing Director	Director
Experience on Fund:	since 2014	since 2014

Purchase and sale of [Investor] Class shares

[Investor] Class shares are available for purchase through certain financial intermediaries and employee benefit plans. The Fund also offers Institutional Class shares, which are offered through another prospectus that contains information about the eligibility criteria related to that class.

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any day that the New York Stock Exchange (“NYSE”) is open for business. Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements.

Tax information

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

TIAA-CREF U.S. Equity Funds  ■  Prospectus     11

Payments to broker-dealers and other financial intermediary compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the financial intermediary for providing investor services. The Fund’s related companies may also pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conﬂict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

12     Prospectus  ■  TIAA-CREF U.S. Equity Funds

Summary information

TIAA-CREF Enhanced Large-Cap Value Index Fund

of the TIAA-CREF Funds

Investment objective

The Fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of large domestic companies.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

SHAREHOLDER FEES (fees paid directly from your investment)

[Investor] Class
Maximum sales charge imposed on purchases (percentage of offering price)	X%
Maximum deferred sales charge	X%
Maximum sales charge imposed on reinvested dividends and other distributions	X%
Redemption or exchange fee	X%
Maximum account fee	X%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

[Investor] Class
Management fees	X.XX%
Distribution (Rule 12b-1) fees	X.XX%
Other expenses	X.XX%
Total annual Fund operating expenses	X.XX%
Waivers and expense reimbursements	X.XX%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	X.XX%

TIAA-CREF U.S. Equity Funds  ■  Prospectus     13

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s expense reimbursement agreement will remain in place through [December __, 2016], but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

[Investor] Class
1 year	$	X
3 years	$	XX
5 years	$	XXX
10 years	$	XXX

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended October 31, 2014, the Fund’s portfolio turnover rate was 91% of the average value of its portfolio.

Principal investment strategies

Under normal circumstances, the Fund invests at least 80% of its assets in large domestic companies included in the Fund’s benchmark index, the Russell 1000® Value Index, at the time of purchase, but not necessarily at index weightings. For purposes of the 80% investment policy, “large-cap” securities are securities of issuers with a capitalization equal to or greater than the top 80% of issuers by capitalization within the Russell 1000® Index at the time of purchase. For purposes of the 80% investment policy, the term “assets” means net assets, plus the amount of any borrowings for investment purposes.

The Fund follows an enhanced index management strategy. The Fund’s investment adviser, Teachers Advisors, Inc. (“Advisors”), actively uses quantitative analysis to attempt to enhance the Fund’s performance relative to the Russell 1000® Value Index while retaining a similar risk profile, instead of passively holding a representative basket of securities designed to match the index. The Russell 1000® Value Index is a subset of the Russell 1000® Index, which represents the performance of the large-cap value segment of the U.S. equity

14     Prospectus  ■  TIAA-CREF U.S. Equity Funds

universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

Enhanced index strategies employ quantitative modeling techniques for both stock selection and portfolio construction. With enhanced indexing, the Fund may use several different investment techniques to seek to build a portfolio of stocks that is structured to resemble and share the risk characteristics of the Fund’s benchmark index, while also seeking to outperform the benchmark index. Enhanced indexing is designed so that the Fund diverges from its benchmark index more than a pure indexing strategy, with the goal of outperforming its benchmark index while effectively managing benchmark relative risks.

Under these quantitative modeling techniques, a number of variables related to individual stocks are evaluated to select a broadly diversified group of stocks that may have the potential to provide a higher total return than that of the benchmark index, the Russell 1000® Value Index. The Fund uses a proprietary, quantitative stock scoring model to evaluate and score a broad universe of stocks in which the Fund invests.

Advisors will generally attempt to overweight securities (relative to the benchmark) that score high in the stock selection screening process and to either not hold or underweight securities that score low in the screening process. The Fund may also purchase foreign securities and securities issued in connection with reorganizations or other special situations. The Fund may also purchase and sell swaps and other equity derivatives to carry out the Fund’s investment strategies. The Fund’s strategy is based upon Advisors’ understanding of the interplay of market factors and does not assure successful investment. The markets or the process of selecting individual securities may be affected by factors not taken into account in Advisors’ analysis.

Principal investment risks

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

• Market Risk—The risk that market prices of portfolio investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions. Market risk may affect a single issuer, industry or sector of the economy, or it may affect the market as a whole.

• Issuer Risk (often called Financial Risk)—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time.

• Large-Cap Risk—The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

TIAA-CREF U.S. Equity Funds  ■  Prospectus     15

• Style Risk—The risk that use of a particular investing style (such as growth or value investing) may fall out of favor in the marketplace for various periods of time and result in underperformance relative to the broader market sector or significant declines in the value of the Fund’s portfolio investments.

• Risks of Value Investing—Securities believed to be undervalued are subject to the risks that the issuer’s potential business prospects are not realized, its potential value is never recognized by the market or the securities were appropriately priced when acquired. As a result, value stocks can be overpriced when acquired and may not perform as anticipated.

• Foreign Investment Risk—Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from financial instruments of U.S. issuers. This risk may be heightened in emerging or developing markets. Foreign investments may also be less liquid and more difficult to value than investments in U.S. issuers.

• Enhanced Index Risk—As an enhanced index fund, the Fund may also underperform its benchmark index due to differences between the investments of the Fund and its benchmark index.

• Quantitative Analysis Risk—The risk that stocks selected using quantitative modeling and analysis could perform differently from the market as a whole.

• Special Situation Risk—Stocks of companies involved in reorganizations, mergers and other special situations can involve the risk that such situations may not materialize or may develop in unexpected ways. Consequently, those stocks can involve more risk than ordinary securities.

• Derivatives Risk—The risks associated with investing in derivatives may be different and greater than the risks associated with directly investing in the underlying securities and other instruments. The Fund may use futures, options, single name or index credit default swaps, or forwards, and the Fund may also use more complex derivatives such as swaps that might present liquidity, credit and counterparty risk. When investing in derivatives, the Fund may lose more than the principal amount invested.

Please see the non-summary portion of the Prospectus for more detailed information about the risks described above.

Past performance

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Because the Fund only recently began offering [Investor] Class shares, the performance information shown is for the Fund’s existing Institutional Class, which would have substantially similar annual returns to the new [Investor] Class

16     Prospectus  ■  TIAA-CREF U.S. Equity Funds

because the Fund’s classes are invested in the same portfolio of securities with the only difference being that the Institutional Class has lower expenses. The bar chart shows the annual total returns of the Institutional Class of the Fund, before taxes, in each full calendar year since inception of the Institutional Class. Below the bar chart are the best and worst returns of the Institutional Class for a calendar quarter during the period covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Institutional Class over the one-year, five year, ten year and since-inception periods (where applicable) ended December 31, 2014, and how those returns compare to those of the Fund’s benchmark index. The performance in the bar charts and table has not been restated to reflect any difference between Institutional Class expenses and estimated [Investor] Class expenses. Because Institutional Class shares are expected to have lower expenses than [Investor] Class shares, if the charts below had been restated with [Investor] Class expenses, performance would have been lower.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark index listed below is unmanaged, and you cannot invest directly in an index. The returns for the benchmark index reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

TIAA-CREF U.S. Equity Funds  ■  Prospectus     17

ANNUAL TOTAL RETURNS FOR THE INSTITUTIONAL CLASS SHARES (%)

Best quarter: 17.74%, for the quarter ended September 30, 2009. Worst quarter: -21.54%, for the quarter ended December 31, 2008.

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2014

	Inception Date	One Year	Five Years	Since Inception
Institutional Class	11/30/2007
Return Before Taxes		10.54%	14.28%	5.57%
Return After Taxes on Distributions		7.36%	12.53%	4.34%
Return After Taxes on Distributions and Sale of
Fund Shares		7.77%	11.15%	4.16%
Russell 1000® Value Index
(reflects no deductions for fees, expenses or taxes)		13.45%	15.42%	6.22%†
Current performance of the Fund’s shares may be higher or lower than that shown above.
†		Performance is calculated from the inception date of the Institutional Class.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs).

18     Prospectus  ■  TIAA-CREF U.S. Equity Funds

Portfolio management

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, Inc.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Michael S. Shing, CFA	Pei Chen
Title:	Managing Director	Director
Experience on Fund:	since 2007	since 2007

Purchase and sale of [Investor] Class shares

[Investor] Class shares are available for purchase through certain financial intermediaries and employee benefit plans. The Fund also offers Institutional Class shares, which are offered through another prospectus that contains information about the eligibility criteria related to that class.

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any day that the New York Stock Exchange (“NYSE”) is open for business. Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements.

Tax information

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

Payments to broker-dealers and other financial intermediary compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the financial intermediary for providing investor services. The Fund’s related companies may also pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conﬂict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

TIAA-CREF U.S. Equity Funds  ■  Prospectus     19

Summary information

TIAA-CREF Growth & Income Fund

of the TIAA-CREF Funds

Investment objective

The Fund seeks a favorable long-term total return, through both capital appreciation and investment income, primarily from income-producing equity securities.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

SHAREHOLDER FEES (fees paid directly from your investment)

[Investor] Class
Maximum sales charge imposed on purchases (percentage of offering price)	X%
Maximum deferred sales charge	X%
Maximum sales charge imposed on reinvested dividends and other distributions	X%
Redemption or exchange fee	X%
Maximum account fee	X%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

[Investor] Class
Management fees	X.XX%
Distribution (Rule 12b-1) fees	X.XX%
Other expenses	X.XX%
Total annual Fund operating expenses	X.XX%
Waivers and expense reimbursements	X.XX%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	X.XX%

20     Prospectus  ■  TIAA-CREF U.S. Equity Funds

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s expense reimbursement agreement will remain in place through [December __, 2016], but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

[Investor] Class
1 year	$	X
3 years	$	XX
5 years	$	XXX
10 years	$	XXX

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended October 31, 2014, the Fund’s portfolio turnover rate was 98% of the average value of its portfolio.

Principal investment strategies

Under normal circumstances, the Fund invests at least 80% of its assets in equity securities. In seeking a favorable long-term total return, the Fund will invest in securities which the Fund’s investment adviser, Teachers Advisors, Inc. (“Advisors”), believes have the potential for capital appreciation, dividend income, or both. The Fund focuses on large-cap securities that Advisors believes to be attractively valued, show the potential to appreciate faster than the rest of the market and return cash to shareholders in the form of dividends, stock buy-backs or both. Advisors seeks to construct a portfolio whose weighted average market capitalization is similar to the Fund’s benchmark index, the Standard & Poor’s 500® Index (the “S&P 500® Index”).

Advisors generally looks for companies that it believes are leaders in their respective industries, with sustainable competitive advantages. Advisors also looks for companies that it believes have management teams that are dedicated to creating shareholder value. The Fund may invest up to 20% of its assets in

TIAA-CREF U.S. Equity Funds  ■  Prospectus     21

foreign issuers when Advisors believes these issuers offer more attractive investment opportunities.

Principal investment risks

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

• Market Risk—The risk that market prices of portfolio investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions. Market risk may affect a single issuer, industry or sector of the economy, or it may affect the market as a whole.

• Issuer Risk (often called Financial Risk)—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time.

• Large-Cap Risk—The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

• Style Risk—The risk that use of a particular investing style (such as growth or value investing) may fall out of favor in the marketplace for various periods of time and result in underperformance relative to the broader market sector or significant declines in the value of the Fund’s portfolio investments.

• Risks of Growth Investing—Due to their relatively high valuations, growth stocks are typically more volatile than value stocks and may experience a larger decline on a forecast of lower earnings, or a negative event or market development, than would a value stock.

• Active Management Risk—The risk that Advisors’ strategy, investment selection or trading execution may cause the Fund to underperform relative to the benchmark index or mutual funds with similar investment objectives.

• Foreign Investment Risk—Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from financial instruments of U.S. issuers. This risk may be heightened in emerging or developing markets. Foreign investments may also be less liquid and more difficult to value than investments in U.S. issuers.

Please see the non-summary portion of the Prospectus for more detailed information about the risks described above.

22     Prospectus  ■  TIAA-CREF U.S. Equity Funds

Past performance

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Because the Fund only recently began offering [Investor] Class shares, the performance information shown is for the Fund’s existing classes, which would have substantially similar annual returns to the new [Investor] Class because all of the Fund’s classes are invested in the same portfolio of securities with the only difference being that the classes do not have the same expenses. The bar chart shows the annual total returns of the Institutional Class of the Fund, before taxes, in each full calendar year for the last ten years. Because the expenses vary across share classes, the performance of the Institutional Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Institutional Class for a calendar quarter during the period covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Institutional, Retirement, Premier and Retail Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2014, and how those returns compare to those of the Fund's benchmark index. After-tax performance is also shown only for Institutional Class shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Institutional Class shares. The performance in the bar charts and table has not been restated to reflect any difference between the existing classes’ expenses and estimated [Investor] Class expenses. Because existing class shares generally are expected to have different expenses than [Investor] Class shares, if the charts below had been restated with [Investor] Class expenses, performance would have differed.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark index listed below is unmanaged, and you cannot invest directly in an index. The returns for the benchmark index reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

TIAA-CREF U.S. Equity Funds  ■  Prospectus     23

ANNUAL TOTAL RETURNS FOR THE INSTITUTIONAL CLASS SHARES (%)

Best quarter: 16.17%, for the quarter ended September 30, 2009. Worst quarter: -19.97%, for the quarter ended December 31, 2008.

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2014

	Inception Date	One Year	Five Years	Ten Years
Institutional Class	7/1/1999
Return Before Taxes		11.26%	15.20%	9.51%
Return After Taxes on Distributions		8.26%	13.46%	8.18%
Return After Taxes on Distributions and Sale of
Fund Shares		7.93%	11.92%	7.56%
Retail Class	3/31/2006
Return Before Taxes		10.87%	14.86%	9.33%*
Retirement Class	10/1/2002
Return Before Taxes		10.92%	14.92%	9.23%
Premier Class	9/30/2009
Return Before Taxes		11.09%	15.04%	9.44%*
S&P 500® Index
(reflects no deductions for fees, expenses or taxes)		13.69%	15.45%	7.67%
Current performance of the Fund’s shares may be higher or lower than that shown above.
*

The performance shown for the Retail Class and Premier Class that is prior to their inception date is based on performance of the Fund’s Institutional Class. The performance for these periods has not been restated to reflect higher expenses of the Retail Class and Premier Class. If those expenses had been reflected, the performance would have been lower.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

24     Prospectus  ■  TIAA-CREF U.S. Equity Funds

Portfolio management

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, Inc.

Portfolio Manager. The following person manages the Fund on a day-to-day basis:

Name:	Susan Kempler
Title:	Managing Director
Experience on Fund:	since 2005

Purchase and sale of [Investor] Class shares

[Investor] Class shares are available for purchase through certain financial intermediaries and employee benefit plans. The Fund also offers Institutional, Retirement, Premier and Retail Class shares, which are offered through another prospectus that contains information about their respective eligibility criteria.

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any day that the New York Stock Exchange (“NYSE”) is open for business. Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements.

Tax information

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

Payments to broker-dealers and other financial intermediary compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the financial intermediary for providing investor services. The Fund’s related companies may also pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conﬂict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

TIAA-CREF U.S. Equity Funds  ■  Prospectus     25

Summary information

TIAA-CREF Large-Cap Growth Fund

of the TIAA-CREF Funds

Investment objective

The Fund seeks a favorable long-term return, mainly through capital appreciation, primarily from equity securities.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

SHAREHOLDER FEES (fees paid directly from your investment)

[Investor] Class
Maximum sales charge imposed on purchases (percentage of offering price)	X%
Maximum deferred sales charge	X%
Maximum sales charge imposed on reinvested dividends and other distributions	X%
Redemption or exchange fee	X%
Maximum account fee	X%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

[Investor] Class
Management fees	X.XX%
Distribution (Rule 12b-1) fees	X.XX%
Other expenses	X.XX%
Total annual Fund operating expenses	X.XX%
Waivers and expense reimbursements	X.XX%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	X.XX%

26     Prospectus  ■  TIAA-CREF U.S. Equity Funds

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s expense reimbursement agreement will remain in place through [December __, 2016], but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

[Investor] Class
1 year	$	X
3 years	$	XX
5 years	$	XXX
10 years	$	XXX

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended October 31, 2014, the Fund’s portfolio turnover rate was 96% of the average value of its portfolio.

Principal investment strategies

Under normal circumstances, the Fund invests at least 80% of its assets in large-cap equity securities. The Fund will invest primarily in large-cap equity securities that the Fund’s investment adviser, Teachers Advisors, Inc. (“Advisors”), believes present the opportunity for growth. For purposes of the Fund’s 80% investment policy, “large-cap” securities are securities of issuers with a capitalization equal to or greater than the top 80% of issuers by capitalization within the Russell 1000® Index at the time of purchase. Generally, these equity securities will be those of large capitalized companies in new and emerging areas of the economy and companies with distinctive products or promising markets. Advisors looks for companies that it believes have the potential for strong earnings and/or sales growth, or that appear to be mispriced based on current earnings, assets or growth prospects. The Fund may invest in large, well-known, established companies, particularly when Advisors believes that the companies offer new or innovative products, services or processes that may enhance their future earnings. For purposes of the 80% investment policy,

TIAA-CREF U.S. Equity Funds  ■  Prospectus     27

the term “assets” means net assets, plus the amount of any borrowings for investment purposes.

The Fund also seeks to invest in companies expected to benefit from prospective acquisitions, reorganizations, corporate restructurings or other special situations. The Fund may invest up to 20% of its assets in foreign investments.

The Fund’s benchmark index is the Russell 1000® Growth Index.

Principal investment risks

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

• Market Risk—The risk that market prices of portfolio investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions. Market risk may affect a single issuer, industry or sector of the economy, or it may affect the market as a whole.

• Issuer Risk (often called Financial Risk)—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time.

• Large-Cap Risk—The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

• Mid-Cap Risk—The risk that the stocks of mid-capitalization companies often experience greater price volatility, lower trading volume and less liquidity than the stocks of larger, more established companies.

• Style Risk—The risk that use of a particular investing style (such as growth or value investing) may fall out of favor in the marketplace for various periods of time and result in underperformance relative to the broader market sector or significant declines in the value of the Fund’s portfolio investments.

• Risks of Growth Investing—Due to their relatively high valuations, growth stocks are typically more volatile than value stocks and may experience a larger decline on a forecast of lower earnings, or a negative event or market development, than would a value stock.

• Active Management Risk—The risk that Advisors’ strategy, investment selection or trading execution may cause the Fund to underperform relative to the benchmark index or mutual funds with similar investment objectives.

• Foreign Investment Risk—Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from financial instruments of U.S. issuers.

28     Prospectus  ■  TIAA-CREF U.S. Equity Funds

This risk may be heightened in emerging or developing markets. Foreign investments may also be less liquid and more difficult to value than investments in U.S. issuers.

• Special Situation Risk—Stocks of companies involved in reorganizations, mergers and other special situations can involve the risk that such situations may not materialize or may develop in unexpected ways. Consequently, those stocks can involve more risk than ordinary securities.

Please see the non-summary portion of the Prospectus for more detailed information about the risks described above.

Past performance

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Because the Fund only recently began offering [Investor] Class shares, the performance information shown is for the Fund’s existing classes, which would have substantially similar annual returns to the new [Investor] Class because all of the Fund’s classes are invested in the same portfolio of securities with the only difference being that the classes do not have the same expenses. The bar chart shows the annual total returns of the Institutional Class of the Fund, before taxes, in each full calendar year since inception of the Institutional Class. Because the expenses vary across share classes, the performance of the Institutional Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Institutional Class for a calendar quarter during the period covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Institutional, Retirement, Premier and Retail Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2014, and how those returns compare to those of the Fund's benchmark index. After-tax performance is also shown only for Institutional Class shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Institutional Class shares. The performance in the bar charts and table has not been restated to reflect any difference between the existing classes’ expenses and estimated [Investor] Class expenses. Because existing class shares generally are expected to have different expenses than [Investor] Class shares, if the charts below had been restated with [Investor] Class expenses, performance would have differed.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark index listed below is unmanaged, and you cannot invest directly in an index. The returns for the benchmark index reflect no deduction for fees, expenses or taxes.

TIAA-CREF U.S. Equity Funds  ■  Prospectus     29

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE INSTITUTIONAL CLASS SHARES (%)

Best quarter: 15.96%, for the quarter ended March 31, 2012. Worst quarter: -23.27%, for the quarter ended December 31, 2008.

30     Prospectus  ■  TIAA-CREF U.S. Equity Funds

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2014

	Inception Date	One Year	Five Years	Since Inception
Institutional Class	3/31/2006
Return Before Taxes		11.22%	15.90%	8.65%
Return After Taxes on Distributions		7.70%	14.50%	7.75%
Return After Taxes on Distributions and Sale of
Fund Shares		8.22%	12.57%	6.87%
Retail Class	3/31/2006
Return Before Taxes		10.89%	15.51%	8.36%
Retirement Class	3/31/2006
Return Before Taxes		10.99%	15.60%	8.38%
Premier Class	9/30/2009
Return Before Taxes		11.07%	15.71%	8.55%*
Russell 1000® Growth Index
(reflects no deductions for fees, expenses or taxes)		13.05%	15.81%	8.74%†
Current performance of the Fund’s shares may be higher or lower than that shown above.
*

The performance shown for the Premier Class that is prior to its inception date is based on performance of the Fund’s Institutional Class. The performance for these periods has not been restated to reflect higher expenses of the Premier Class. If those expenses had been reflected, the performance would have been lower.

†		Performance is calculated from the inception date of the Institutional Class.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

Portfolio management

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, Inc.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Susan Hirsch	Terrence Kontos, CFA
Title:	Managing Director	Managing Director
Experience on Fund:	since 2006	since 2014

Purchase and sale of [Investor] Class shares

[Investor] Class shares are available for purchase through certain financial intermediaries and employee benefit plans. The Fund also offers Institutional, Retirement, Premier and Retail Class shares, which are offered through another prospectus that contains information about their respective eligibility criteria.

TIAA-CREF U.S. Equity Funds  ■  Prospectus     31

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any day that the New York Stock Exchange (“NYSE”) is open for business. Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements.

Tax information

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

Payments to broker-dealers and other financial intermediary compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the financial intermediary for providing investor services. The Fund’s related companies may also pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conﬂict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

32     Prospectus  ■  TIAA-CREF U.S. Equity Funds

Summary information

TIAA-CREF Large-Cap Value Fund

of the TIAA-CREF Funds

Investment objective

The Fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of large domestic companies.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

SHAREHOLDER FEES (fees paid directly from your investment)

[Investor] Class
Maximum sales charge imposed on purchases (percentage of offering price)	X%
Maximum deferred sales charge	X%
Maximum sales charge imposed on reinvested dividends and other distributions	X%
Redemption or exchange fee	X%
Maximum account fee	X%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

[Investor] Class
Management fees	X.XX%
Distribution (Rule 12b-1) fees	X.XX%
Other expenses	X.XX%
Total annual Fund operating expenses	X.XX%
Waivers and expense reimbursements	X.XX%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	X.XX%

TIAA-CREF U.S. Equity Funds  ■  Prospectus     33

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s expense reimbursement agreement will remain in place through [December __, 2016], but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

[Investor] Class
1 year	$	X
3 years	$	XX
5 years	$	XXX
10 years	$	XXX

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended October 31, 2014, the Fund’s portfolio turnover rate was 49% of the average value of its portfolio.

Principal investment strategies

Under normal circumstances, the Fund invests at least 80% of its assets in large-cap equity securities. The Fund invests primarily in equity securities of large domestic companies, as defined by the Fund’s benchmark index (the Russell 1000® Value Index), that the Fund’s investment adviser, Teachers Advisors, Inc. (“Advisors”), believes appear undervalued by the market based on an evaluation of their potential worth. For purposes of the Fund’s 80% investment policy, “large-cap” securities are securities of issuers with a capitalization equal to or greater than the top 80% of issuers by capitalization within the Russell 1000® Index at the time of purchase. For purposes of the 80% investment policy, the term “assets” means net assets, plus the amount of any borrowings for investment purposes.

Advisors uses a variety of comparative valuation criteria to determine whether shares of a particular company might be undervalued, including analyses of historical valuations of the same security; valuations of comparable securities in the same sector or the overall market; various financial ratios such as stock

34     Prospectus  ■  TIAA-CREF U.S. Equity Funds

price-to-book value, stock price-to-earnings, and dividend yield; and free cash flow generated by the company. Advisors generally focuses on companies with normalized earnings and high operating leverage, which may cause the Fund to be more volatile in down markets than other large-cap value funds that have more defensive-oriented investment strategies.

The Fund may invest up to 20% of its assets in foreign investments.

Principal investment risks

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

• Market Risk—The risk that market prices of portfolio investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions. Market risk may affect a single issuer, industry or sector of the economy, or it may affect the market as a whole.

• Issuer Risk (often called Financial Risk)—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time.

• Large-Cap Risk—The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

• Mid-Cap Risk—The risk that the stocks of mid-capitalization companies often experience greater price volatility, lower trading volume and less liquidity than the stocks of larger, more established companies.

• Style Risk—The risk that use of a particular investing style (such as growth or value investing) may fall out of favor in the marketplace for various periods of time and result in underperformance relative to the broader market sector or significant declines in the value of the Fund’s portfolio investments.

• Risks of Value Investing—Securities believed to be undervalued are subject to the risks that the issuer’s potential business prospects are not realized, its potential value is never recognized by the market or the securities were appropriately priced when acquired. As a result, value stocks can be overpriced when acquired and may not perform as anticipated.

• Active Management Risk—The risk that Advisors’ strategy, investment selection or trading execution may cause the Fund to underperform relative to the benchmark index or mutual funds with similar investment objectives.

• Foreign Investment Risk—Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price

TIAA-CREF U.S. Equity Funds  ■  Prospectus     35

volatility and perform differently from financial instruments of U.S. issuers. This risk may be heightened in emerging or developing markets. Foreign investments may also be less liquid and more difficult to value than investments in U.S. issuers.

Please see the non-summary portion of the Prospectus for more detailed information about the risks described above.

Past performance

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Because the Fund only recently began offering [Investor] Class shares, the performance information shown is for the Fund’s existing classes, which would have substantially similar annual returns to the new [Investor] Class because all of the Fund’s classes are invested in the same portfolio of securities with the only difference being that the classes do not have the same expenses. The bar chart shows the annual total returns of the Institutional Class of the Fund, before taxes, in each full calendar year for the last ten years. Because the expenses vary across share classes, the performance of the Institutional Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Institutional Class for a calendar quarter during the period covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Institutional, Retirement, Premier and Retail Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2014, and how those returns compare to those of the Fund's benchmark index. After-tax performance is also shown only for Institutional Class shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Institutional Class shares. The performance in the bar charts and table has not been restated to reflect any difference between the existing classes’ expenses and estimated [Investor] Class expenses. Because existing class shares generally are expected to have different expenses than [Investor] Class shares, if the charts below had been restated with [Investor] Class expenses, performance would have differed.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark index listed below is unmanaged, and you cannot invest directly in an index. The returns for the benchmark index reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

36     Prospectus  ■  TIAA-CREF U.S. Equity Funds

ANNUAL TOTAL RETURNS FOR THE INSTITUTIONAL CLASS SHARES (%)

Best quarter: 22.75%, for the quarter ended June 30, 2009. Worst quarter: -22.69%, for the quarter ended December 31, 2008.

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2014

	Inception Date	One Year	Five Years	Ten Years
Institutional Class	10/1/2002
Return Before Taxes		9.16%	14.38%	6.98%
Return After Taxes on Distributions		7.11%	13.19%	5.97%
Return After Taxes on Distributions and Sale of
Fund Shares		6.08%	11.29%	5.44%
Retail Class	10/1/2002
Return Before Taxes		8.80%	14.02%	6.73%
Retirement Class	10/1/2002
Return Before Taxes		8.88%	14.10%	6.71%
Premier Class	9/30/2009
Return Before Taxes		9.01%	14.21%	6.90%*
Russell 1000® Value Index
(reflects no deductions for fees, expenses or taxes)		13.45%	15.42%	7.30%
Current performance of the Fund’s shares may be higher or lower than that shown above.
*

The performance shown for the Premier Class that is prior to its inception date is based on performance of the Fund’s Institutional Class. The performance for these periods has not been restated to reflect higher expenses of the Premier Class. If those expenses had been reflected, the performance would have been lower.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

TIAA-CREF U.S. Equity Funds  ■  Prospectus     37

Portfolio management

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, Inc.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Richard Cutler	Athanasios (Tom) Kolefas, CFA
Title:	Managing Director	Managing Director
Experience on Fund:	since 2002	since 2004

Purchase and sale of [Investor] Class shares

[Investor] Class shares are available for purchase through certain financial intermediaries and employee benefit plans. The Fund also offers Institutional, Retirement, Premier and Retail Class shares, which are offered through another prospectus that contains information about their respective eligibility criteria.

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any day that the New York Stock Exchange (“NYSE”) is open for business. Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements.

Tax information

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

Payments to broker-dealers and other financial intermediary compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the financial intermediary for providing investor services. The Fund’s related companies may also pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conﬂict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

38     Prospectus  ■  TIAA-CREF U.S. Equity Funds

Summary information

TIAA-CREF Mid-Cap Growth Fund

of the TIAA-CREF Funds

Investment objective

The Fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of medium-sized domestic companies.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

SHAREHOLDER FEES (fees paid directly from your investment)

[Investor] Class
Maximum sales charge imposed on purchases (percentage of offering price)	X%
Maximum deferred sales charge	X%
Maximum sales charge imposed on reinvested dividends and other distributions	X%
Redemption or exchange fee	X%
Maximum account fee	X%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

[Investor] Class
Management fees	X.XX%
Distribution (Rule 12b-1) fees	X.XX%
Other expenses	X.XX%
Total annual Fund operating expenses	X.XX%
Waivers and expense reimbursements	X.XX%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	X.XX%

TIAA-CREF U.S. Equity Funds  ■  Prospectus     39

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s expense reimbursement agreement will remain in place through [December __, 2016], but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

[Investor] Class
1 year	$	X
3 years	$	XX
5 years	$	XXX
10 years	$	XXX

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended October 31, 2014, the Fund’s portfolio turnover rate was 104% of the average value of its portfolio.

Principal investment strategies

Under normal circumstances, the Fund invests at least 80% of its assets in mid-cap equity securities. The Fund invests primarily in equity securities of medium-sized domestic companies, as defined by the Fund’s benchmark index (the Russell Midcap® Growth Index), that the Fund’s investment adviser, Teachers Advisors, Inc. (“Advisors”), believes present the opportunity for growth. For purposes of the 80% investment policy, the term “assets” means net assets, plus the amount of any borrowings for investment purposes. Advisors considers medium-sized companies to be those companies whose market capitalizations fall within the range represented by the Russell Midcap® Growth Index at the time of the Fund’s investment.

Advisors looks for equity securities of companies that it believes have prospects for strong earnings or sales growth. The Fund invests in equity securities of companies that Advisors believes may represent high growth industries or rapidly evolving areas of the economy, that have distinctive products or services and that are growing faster than the overall equity market. The Fund

40     Prospectus  ■  TIAA-CREF U.S. Equity Funds

may also invest in companies that Advisors believes to be undervalued based on current earnings, assets or growth prospects. These investments could include companies likely to benefit from prospective acquisitions, reorganizations, corporate restructurings or other special situations.

The Fund also uses proprietary quantitative models to screen and identify potential portfolio companies. Often, these companies represent modest deviations from the benchmark index based on relative value, price or potential earnings growth. The Fund may invest up to 20% of its assets in foreign investments.

Principal investment risks

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

• Market Risk—The risk that market prices of portfolio investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions. Market risk may affect a single issuer, industry or sector of the economy, or it may affect the market as a whole.

• Issuer Risk (often called Financial Risk)—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time.

• Mid-Cap Risk—The risk that the stocks of mid-capitalization companies often experience greater price volatility, lower trading volume and less liquidity than the stocks of larger, more established companies.

• Small-Cap Risk—The risk that the stocks of small-capitalization companies often experience greater price volatility than large- or mid-sized companies because small-cap companies are often newer or less established than larger companies and are likely to have more limited resources, products and markets. Securities of small-cap companies are often less liquid than securities of larger companies as a result of there being a smaller market for their securities.

• Active Management Risk—The risk that Advisors’ strategy, investment selection or trading execution may cause the Fund to underperform relative to the benchmark index or mutual funds with similar investment objectives.

• Style Risk—The risk that use of a particular investing style (such as growth or value investing) may fall out of favor in the marketplace for various periods of time and result in underperformance relative to the broader market sector or significant declines in the value of the Fund’s portfolio investments.

• Risks of Growth Investing—Due to their relatively high valuations, growth stocks are typically more volatile than value stocks and may

TIAA-CREF U.S. Equity Funds  ■  Prospectus     41

experience a larger decline on a forecast of lower earnings, or a negative event or market development, than would a value stock.

• Foreign Investment Risk—Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from financial instruments of U.S. issuers. This risk may be heightened in emerging or developing markets. Foreign investments may also be less liquid and more difficult to value than investments in U.S. issuers.

• Special Situation Risk—Stocks of companies involved in reorganizations, mergers and other special situations can involve the risk that such situations may not materialize or may develop in unexpected ways. Consequently, those stocks can involve more risk than ordinary securities.

• Quantitative Analysis Risk—The risk that stocks selected using quantitative modeling and analysis could perform differently from the market as a whole.

Please see the non-summary portion of the Prospectus for more detailed information about the risks described above.

Past performance

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Because the Fund only recently began offering [Investor] Class shares, the performance information shown is for the Fund’s existing classes, which would have substantially similar annual returns to the new [Investor] Class because all of the Fund’s classes are invested in the same portfolio of securities with the only difference being that the classes do not have the same expenses. The bar chart shows the annual total returns of the Institutional Class of the Fund, before taxes, in each full calendar year for the last ten years. Because the expenses vary across share classes, the performance of the Institutional Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Institutional Class for a calendar quarter during the period covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Institutional, Retirement, Premier and Retail Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2014, and how those returns compare to those of the Fund's benchmark index. After-tax performance is also shown only for Institutional Class shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Institutional Class shares. The performance in the bar charts and table has not been restated to reflect any difference between the existing classes’ expenses and estimated [Investor] Class expenses. Because existing class shares generally are expected to have different expenses than [Investor] Class shares, if the charts below had been restated with [Investor] Class expenses, performance would have differed.

42     Prospectus  ■  TIAA-CREF U.S. Equity Funds

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark index listed below is unmanaged, and you cannot invest directly in an index. The returns for the benchmark index reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE INSTITUTIONAL CLASS SHARES (%)

Best quarter: 19.86%, for the quarter ended June 30, 2009. Worst quarter: -28.66%, for the quarter ended December 31, 2008.

TIAA-CREF U.S. Equity Funds  ■  Prospectus     43

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2014

	Inception Date	One Year	Five Years	Ten Years
Institutional Class	10/1/2002
Return Before Taxes		7.74%	16.18%	8.91%
Return After Taxes on Distributions		3.13%	14.01%	7.63%
Return After Taxes on Distributions and Sale of
Fund Shares		6.52%	12.72%	7.12%
Retail Class	10/1/2002
Return Before Taxes		7.36%	15.83%	8.62%
Retirement Class	10/1/2002
Return Before Taxes		7.45%	15.90%	8.63%
Premier Class	9/30/2009
Return Before Taxes		7.59%	16.02%	8.83%*
Russell Mid Cap® Growth Index
(reflects no deductions for fees, expenses or taxes)		11.90%	16.94%	9.43%
Current performance of the Fund’s shares may be higher or lower than that shown above.
*

The performance shown for the Premier Class that is prior to its inception date is based on performance of the Fund’s Institutional Class. The performance for these periods has not been restated to reflect higher expenses of the Premier Class. If those expenses had been reflected, the performance would have been lower.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

Portfolio management

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, Inc.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	George (Ted) Scalise, CFA	Susan Hirsch
Title:	Managing Director	Managing Director
Experience on Fund:	since 2006	since 2007

Purchase and sale of [Investor] Class shares

[Investor] Class shares are available for purchase through certain financial intermediaries and employee benefit plans. The Fund also offers Institutional, Retirement, Premier and Retail Class shares, which are offered through another prospectus that contains information about their respective eligibility criteria.

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any day that the New York Stock Exchange (“NYSE”) is

44     Prospectus  ■  TIAA-CREF U.S. Equity Funds

open for business. Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements.

Tax information

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

Payments to broker-dealers and other financial intermediary compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the financial intermediary for providing investor services. The Fund’s related companies may also pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conﬂict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

TIAA-CREF U.S. Equity Funds  ■  Prospectus     45

Summary information

TIAA-CREF Mid-Cap Value Fund

of the TIAA-CREF Funds

Investment objective

The Fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of medium-sized domestic companies.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

SHAREHOLDER FEES (fees paid directly from your investment)

[Investor] Class
Maximum sales charge imposed on purchases (percentage of offering price)	X%
Maximum deferred sales charge	X%
Maximum sales charge imposed on reinvested dividends and other distributions	X%
Redemption or exchange fee	X%
Maximum account fee	X%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

[Investor] Class
Management fees	X.XX%
Distribution (Rule 12b-1) fees	X.XX%
Other expenses	X.XX%
Total annual Fund operating expenses	X.XX%
Waivers and expense reimbursements	X.XX%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	X.XX%

46     Prospectus  ■  TIAA-CREF U.S. Equity Funds

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s expense reimbursement agreement will remain in place through [December __, 2016], but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

[Investor] Class
1 year	$	X
3 years	$	XX
5 years	$	XXX
10 years	$	XXX

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended October 31, 2014, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.

Principal investment strategies

Under normal circumstances, the Fund invests at least 80% of its assets in mid-cap equity securities. The Fund will invest primarily in equity securities of medium-sized domestic companies, as defined by the Fund’s benchmark index (the Russell Midcap® Value Index), that the Fund’s investment adviser, Teachers Advisors, Inc. (“Advisors”), believes appear undervalued by the market based on an evaluation of their potential worth. In particular, the Fund invests in equity securities of companies that Advisors believes may represent high growth industries or rapidly evolving areas of the economy. For purposes of the 80% investment policy, the term “assets” means net assets, plus the amount of any borrowings for investment purposes. Advisors considers medium-sized companies to be those companies whose market capitalizations fall within the range represented by the Russell Midcap® Value Index at the time of the Fund’s investment.

Advisors uses a variety of comparative valuation criteria to determine whether shares of a particular company might be undervalued, including analyses of

TIAA-CREF U.S. Equity Funds  ■  Prospectus     47

historical valuations of the same security; valuations of comparable securities in the same sector or the overall market; various financial ratios such as stock price-to-earnings, stock price-to-book value, free cash flow, debt-to-capital and, to a lesser extent, dividend yield.

The Fund may invest up to 20% of its assets in foreign investments.

Principal investment risks

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

• Market Risk—The risk that market prices of portfolio investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions. Market risk may affect a single issuer, industry or sector of the economy, or it may affect the market as a whole.

• Issuer Risk (often called Financial Risk)—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time.

• Mid-Cap Risk—The risk that the stocks of mid-capitalization companies often experience greater price volatility, lower trading volume and less liquidity than the stocks of larger, more established companies.

• Small-Cap Risk—The risk that the stocks of small-capitalization companies often experience greater price volatility than large- or mid-sized companies because small-cap companies are often newer or less established than larger companies and are likely to have more limited resources, products and markets. Securities of small-cap companies are often less liquid than securities of larger companies as a result of there being a smaller market for their securities.

• Style Risk—The risk that use of a particular investing style (such as growth or value investing) may fall out of favor in the marketplace for various periods of time and result in underperformance relative to the broader market sector or significant declines in the value of the Fund’s portfolio investments.

• Risks of Value Investing—Securities believed to be undervalued are subject to the risks that the issuer’s potential business prospects are not realized, its potential value is never recognized by the market or the securities were appropriately priced when acquired. As a result, value stocks can be overpriced when acquired and may not perform as anticipated.

• Active Management Risk—The risk that Advisors’ strategy, investment selection or trading execution may cause the Fund to underperform relative to the benchmark index or mutual funds with similar investment objectives.

48     Prospectus  ■  TIAA-CREF U.S. Equity Funds

• Foreign Investment Risk—Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from financial instruments of U.S. issuers. This risk may be heightened in emerging or developing markets. Foreign investments may also be less liquid and more difficult to value than investments in U.S. issuers.

Please see the non-summary portion of the Prospectus for more detailed information about the risks described above.

Past performance

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Because the Fund only recently began offering [Investor] Class shares, the performance information shown is for the Fund’s existing classes, which would have substantially similar annual returns to the new [Investor] Class because all of the Fund’s classes are invested in the same portfolio of securities with the only difference being that the classes do not have the same expenses. The bar chart shows the annual total returns of the Institutional Class of the Fund, before taxes, in each full calendar year for the last ten years. Because the expenses vary across share classes, the performance of the Institutional Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Institutional Class for a calendar quarter during the period covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Institutional, Retirement, Premier and Retail Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2014, and how those returns compare to those of the Fund's benchmark index. After-tax performance is also shown only for Institutional Class shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Institutional Class shares. The performance in the bar charts and table has not been restated to reflect any difference between the existing classes’ expenses and estimated [Investor] Class expenses. Because existing class shares generally are expected to have different expenses than [Investor] Class shares, if the charts below had been restated with [Investor] Class expenses, performance would have differed.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark index listed below is unmanaged, and you cannot invest directly in an index. The returns for the benchmark index reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

TIAA-CREF U.S. Equity Funds  ■  Prospectus     49

ANNUAL TOTAL RETURNS FOR THE INSTITUTIONAL CLASS SHARES (%)

Best quarter: 20.46%, for the quarter ended June 30, 2009. Worst quarter: -26.96%, for the quarter ended December 31, 2008.

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2014

	Inception Date	One Year	Five Years	Ten Years
Institutional Class	10/1/2002
Return Before Taxes		12.85%	15.64%	9.21%
Return After Taxes on Distributions		11.16%	14.61%	8.11%
Return After Taxes on Distributions and Sale of
Fund Shares		8.40%	12.51%	7.31%
Retail Class	10/1/2002
Return Before Taxes		12.49%	15.30%	8.96%
Retirement Class	10/1/2002
Return Before Taxes		12.57%	15.35%	8.92%
Premier Class	9/30/2009
Return Before Taxes		12.63%	15.46%	9.12%*
Russell Mid Cap® Value Index
(reflects no deductions for fees, expenses or taxes)		14.75%	17.43%	9.43%
Current performance of the Fund’s shares may be higher or lower than that shown above.
*

The performance shown for the Premier Class that is prior to its inception date is based on performance of the Fund’s Institutional Class. The performance for these periods has not been restated to reflect higher expenses of the Premier Class. If those expenses had been reflected, the performance would have been lower.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

50     Prospectus  ■  TIAA-CREF U.S. Equity Funds

Portfolio management

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, Inc.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Athanasios (Tom) Kolefas, CFA	Richard Cutler
Title:	Managing Director	Managing Director
Experience on Fund:	since 2004	since 2002

Purchase and sale of [Investor] Class shares

[Investor] Class shares are available for purchase through certain financial intermediaries and employee benefit plans. The Fund also offers Institutional, Retirement, Premier and Retail Class shares, which are offered through another prospectus that contains information about their respective eligibility criteria.

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any day that the New York Stock Exchange (“NYSE”) is open for business. Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements.

Tax information

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

Payments to broker-dealers and other financial intermediary compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the financial intermediary for providing investor services. The Fund’s related companies may also pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conﬂict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

TIAA-CREF U.S. Equity Funds  ■  Prospectus     51

Summary information

TIAA-CREF Small-Cap Equity Fund

of the TIAA-CREF Funds

Investment objective

The Fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of smaller domestic companies.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

SHAREHOLDER FEES (fees paid directly from your investment)

[Investor] Class
Maximum sales charge imposed on purchases (percentage of offering price)	X%
Maximum deferred sales charge	X%
Maximum sales charge imposed on reinvested dividends and other distributions	X%
Redemption or exchange fee	X%
Maximum account fee	X%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

[Investor] Class
Management fees	X.XX%
Distribution (Rule 12b-1) fees	X.XX%
Other expenses	X.XX%
Total annual Fund operating expenses	X.XX%
Waivers and expense reimbursements	X.XX%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	X.XX%

52     Prospectus  ■  TIAA-CREF U.S. Equity Funds

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s expense reimbursement agreement will remain in place through [December __, 2016], but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

[Investor] Class
1 year	$	X
3 years	$	XX
5 years	$	XXX
10 years	$	XXX

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended October 31, 2014, the Fund’s portfolio turnover rate was 94% of the average value of its portfolio.

Principal investment strategies

Under normal circumstances, the Fund invests at least 80% of its assets in small-cap equity securities. In seeking a favorable long-term total return, the Fund will invest in securities that the Fund’s investment adviser, Teachers Advisors, Inc. (“Advisors”), believes have favorable prospects for significant long-term capital appreciation potential. A small-cap equity security is a security within the capitalization range of the companies included in the Fund’s benchmark index, the Russell 2000® Index, at the time of purchase. The Fund invests primarily in equity securities of smaller domestic companies across a wide range of sectors, growth rates and valuations. For purposes of the 80% investment policy, the term “assets” means net assets, plus the amount of any borrowings for investment purposes.

The Fund seeks to add incremental return over its stated benchmark index, while also managing the relative risk of the Fund versus its benchmark index. Advisors uses proprietary quantitative models based on financial and investment theories to evaluate and score a broad universe of stocks in which the Fund

TIAA-CREF U.S. Equity Funds  ■  Prospectus     53

invests. These models typically weigh many different variables, including the valuation of the individual stock versus the market or its peers, future earnings and sustainable growth prospects, and the price and volume trends of the stock. The score is used to form the portfolio, along with the following additional inputs: weightings of the stock and its corresponding sector in the benchmark, correlations between the performance of the stocks in the universe, and trading costs. The Fund may purchase foreign securities and securities issued in connection with reorganizations and other special situations.

The overall goal is to build a portfolio of stocks that outperform the Fund’s stated benchmark index, while also managing the relative risk of the Fund versus its benchmark index. The Fund’s strategy is based upon Advisors’ understanding of the interplay of market factors and does not assure successful investment. The markets or the prices of individual securities may be affected by factors not taken into account in Advisors’ analysis.

Principal investment risks

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

• Market Risk—The risk that market prices of portfolio investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions. Market risk may affect a single issuer, industry or sector of the economy, or it may affect the market as a whole.

• Issuer Risk (often called Financial Risk)—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time.

• Small-Cap Risk—The risk that the stocks of small-capitalization companies often experience greater price volatility than large- or mid-sized companies because small-cap companies are often newer or less established than larger companies and are likely to have more limited resources, products and markets. Securities of small-cap companies are often less liquid than securities of larger companies as a result of there being a smaller market for their securities.

• Active Management Risk—The risk that Advisors’ strategy, investment selection or trading execution may cause the Fund to underperform relative to the benchmark index or mutual funds with similar investment objectives.

• Quantitative Analysis Risk—The risk that stocks selected using quantitative modeling and analysis could perform differently from the market as a whole.

• Foreign Investment Risk—Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from financial instruments of U.S. issuers.

54     Prospectus  ■  TIAA-CREF U.S. Equity Funds

This risk may be heightened in emerging or developing markets. Foreign investments may also be less liquid and more difficult to value than investments in U.S. issuers.

• Special Situation Risk—Stocks of companies involved in reorganizations, mergers and other special situations can involve the risk that such situations may not materialize or may develop in unexpected ways. Consequently, those stocks can involve more risk than ordinary securities.

Please see the non-summary portion of the Prospectus for more detailed information about the risks described above.

Past performance

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Because the Fund only recently began offering [Investor] Class shares, the performance information shown is for the Fund’s existing classes, which would have substantially similar annual returns to the new [Investor] Class because all of the Fund’s classes are invested in the same portfolio of securities with the only difference being that the classes do not have the same expenses. The bar chart shows the annual total returns of the Institutional Class of the Fund, before taxes, in each full calendar year for the last ten years. Because the expenses vary across share classes, the performance of the Institutional Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Institutional Class for a calendar quarter during the period covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Institutional, Retirement, Premier and Retail Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2014, and how those returns compare to those of the Fund's benchmark index. After-tax performance is also shown only for Institutional Class shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Institutional Class shares. The performance in the bar charts and table has not been restated to reflect any difference between the existing classes’ expenses and estimated [Investor] Class expenses. Because existing class shares generally are expected to have different expenses than [Investor] Class shares, if the charts below had been restated with [Investor] Class expenses, performance would have differed.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark index listed below is unmanaged, and you cannot invest directly in an index. The returns for the benchmark index reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

TIAA-CREF U.S. Equity Funds  ■  Prospectus     55

ANNUAL TOTAL RETURNS FOR THE INSTITUTIONAL CLASS SHARES (%)

Best quarter: 20.16%, for the quarter ended June 30, 2009. Worst quarter: -24.81%, for the quarter ended December 31, 2008.

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2014

	Inception Date	One Year	Five Years	Ten Years
Institutional Class	10/1/2002
Return Before Taxes		6.92%	15.91%	7.42%
Return After Taxes on Distributions		2.86%	14.06%	5.89%
Return After Taxes on Distributions and Sale of
Fund Shares		6.29%	12.49%	5.62%
Retail Class	10/1/2002
Return Before Taxes		6.63%	15.53%	7.16%
Retirement Class	10/1/2002
Return Before Taxes		6.68%	15.63%	7.15%
Premier Class	9/30/2009
Return Before Taxes		6.75%	15.73%	7.33%*
Russell 2000® Index
(reflects no deductions for fees, expenses or taxes)		4.89%	15.55%	7.77%
Current performance of the Fund’s shares may be higher or lower than that shown above.
*

The performance shown for the Premier Class that is prior to its inception date is based on performance of the Fund’s Institutional Class. The performance for these periods has not been restated to reflect higher expenses of the Premier Class. If those expenses had been reflected, the performance would have been lower.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

56     Prospectus  ■  TIAA-CREF U.S. Equity Funds

Portfolio management

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, Inc.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Adam Cao, CFA	Michael S. Shing, CFA
Title:	Managing Director	Managing Director
Experience on Fund:	since 2006	since 2004

Purchase and sale of [Investor] Class shares

[Investor] Class shares are available for purchase through certain financial intermediaries and employee benefit plans. The Fund also offers Institutional, Retirement, Premier and Retail Class shares, which are offered through another prospectus that contains information about their respective eligibility criteria.

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any day that the New York Stock Exchange (“NYSE”) is open for business. Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements.

Tax information

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

Payments to broker-dealers and other financial intermediary compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the financial intermediary for providing investor services. The Fund’s related companies may also pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conﬂict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

TIAA-CREF U.S. Equity Funds  ■  Prospectus     57

Summary information

TIAA-CREF Social Choice Equity Fund

of the TIAA-CREF Funds

Investment objective

The Fund seeks a favorable long-term total return that reflects the investment performance of the overall U.S. stock market while giving special consideration to certain social criteria.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

SHAREHOLDER FEES (fees paid directly from your investment)

[Investor] Class
Maximum sales charge imposed on purchases (percentage of offering price)	X%
Maximum deferred sales charge	X%
Maximum sales charge imposed on reinvested dividends and other distributions	X%
Redemption or exchange fee	X%
Maximum account fee	X%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

[Investor] Class
Management fees	X.XX%
Distribution (Rule 12b-1) fees	X.XX%
Other expenses	X.XX%
Total annual Fund operating expenses	X.XX%
Waivers and expense reimbursements	X.XX%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	X.XX%

58     Prospectus  ■  TIAA-CREF U.S. Equity Funds

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s expense reimbursement agreement will remain in place through [December __, 2016], but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

[Investor] Class
1 year	$	X
3 years	$	XX
5 years	$	XXX
10 years	$	XXX

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended October 31, 2014, the Fund’s portfolio turnover rate was 7% of the average value of its portfolio.

Principal investment strategies

Under normal circumstances, the Fund invests at least 80% of its assets in equity securities. The Fund attempts to achieve the return of the U.S. stock market as represented by its benchmark, the Russell 3000®Index, while investing only in companies whose activities are consistent with the Fund’s social criteria. See “Additional information about the Fund’s benchmark index” below for more information about the Fund’s benchmark.

The social criteria the Fund takes into consideration are non-fundamental investment policies. Such criteria and the universe of investments that the Fund utilizes may be changed without the approval of the Fund’s shareholders. For purposes of the 80% investment policy, the term “assets” means net assets, plus the amount of any borrowings for investment purposes.

The Fund’s investments are subject to certain environmental, social and governance (“ESG”) criteria. The research vendor currently providing the ESG performance evaluation is MSCI, Inc. (“MSCI”). All companies must meet or exceed minimum ESG performance standards to be eligible for inclusion in the

TIAA-CREF U.S. Equity Funds  ■  Prospectus     59

Fund. The evaluation process favors companies with leadership in ESG performance relative to their peers. Typically, environmental assessment categories include climate change, natural resource use, waste management and environmental opportunities. Social evaluation categories include human capital, product safety and social opportunities. Governance assessment categories include corporate governance, business ethics and government and public policy. How well companies adhere to international norms and principles and involvement in major ESG controversies (examples of which may relate to the environment, customers, human rights and community, labor rights and supply chain, and governance) are other considerations.

The ESG evaluation process is conducted on an industry-specific basis and involves the identification of key performance indicators, which are given more relative weight compared to the broader range of potential assessment categories. Concerns in one area do not automatically eliminate an issuer from being an eligible investment for the Fund. When ESG concerns exist, the evaluation process gives careful consideration to how companies address the risks and opportunities they face in the context of their industry and relative to their peers. The social and environmental impact of corporate activities related to the production and sale of alcohol, tobacco, military weapons, firearms, nuclear power and gambling products and services are quantified and incorporated into a company’s overall ESG performance assessment. While not automatically excluded from the Fund, most companies involved in these industries are ineligible for inclusion in the Fund due to their poor overall ESG performance.

Once a universe of ESG-eligible companies is established, the Fund’s investment adviser, Teachers Advisors, Inc. (“Advisors”), then uses quantitative investment techniques to attempt to closely match, to the extent practicable, the overall risk characteristics of the benchmark index. The Fund holdings will generally consist of a subset of the eligible investment universe. The Fund is not required to invest in all companies that meet the ESG criteria.

The Corporate Governance and Social Responsibility Committee (the “CGSR Committee”) of the Board of Trustees of the Trust (“Board of Trustees”) reviews the ESG criteria used to screen securities held by the Fund and approves the vendor of that service. Advisors seeks to ensure that the Fund’s investments are consistent with its ESG criteria, but Advisors cannot guarantee that this will always be the case for every Fund investment. Consistent with its responsibilities, the CGSR Committee evaluates options for implementing the Fund’s ESG investment criteria and monitors the ESG vendors selected to supply the ESG-eligible universe. Advisors has the right to change the ESG vendor(s) at any time and to add to the number of vendors providing the universe of eligible companies. Investing on the basis of ESG criteria is qualitative and subjective by nature, and there can be no assurance that the process utilized by the Fund’s vendor(s) or any judgment exercised by the CGSR Committee or Advisors will reflect the beliefs or values of any particular investor.

60     Prospectus  ■  TIAA-CREF U.S. Equity Funds

The Fund is not restricted from investing in any securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The Fund may also invest in securities issued by other countries or their agencies or instrumentalities as approved by the CGSR Committee. Consistent with its ESG criteria, the Fund may invest up to 15% of its assets in foreign investments.

Principal investment risks

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

• ESG Criteria Risk—The risk that because the Fund’s ESG criteria exclude securities of certain issuers for nonfinancial reasons, the Fund may forgo some market opportunities available to funds that do not use these criteria.

• Market Risk—The risk that market prices of portfolio investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions. Market risk may affect a single issuer, industry or sector of the economy, or it may affect the market as a whole.

• Issuer Risk (often called Financial Risk)—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time.

• Foreign Investment Risk—Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from financial instruments of U.S. issuers. This risk may be heightened in emerging or developing markets. Foreign investments may also be less liquid and more difficult to value than investments in U.S. issuers.

• Mid-Cap Risk—The risk that the stocks of mid-capitalization companies often experience greater price volatility, lower trading volume and less liquidity than the stocks of larger, more established companies.

• Small-Cap Risk—The risk that the stocks of small-capitalization companies often experience greater price volatility than large- or mid-sized companies because small-cap companies are often newer or less established than larger companies and are likely to have more limited resources, products and markets. Securities of small-cap companies are often less liquid than securities of larger companies as a result of there being a smaller market for their securities.

• Active Management Risk—The risk that Advisors’ strategy, investment selection or trading execution may cause the Fund to underperform relative to the benchmark index or mutual funds with similar investment objectives.

TIAA-CREF U.S. Equity Funds  ■  Prospectus     61

• Benchmark Risk—The risk that the Fund’s performance may not correspond to its benchmark index for any period of time and may underperform such index or the overall financial market. Additionally, to the extent that the Fund’s investments vary from the composition of its benchmark index, the Fund’s performance could potentially vary from the index’s performance to a greater extent than if the Fund merely attempted to replicate the index.

• Quantitative Analysis Risk—The risk that stocks selected using quantitative modeling and analysis could perform differently from the market as a whole.

Please see the non-summary portion of the Prospectus for more detailed information about the risks described above.

Past performance

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Because the Fund only recently began offering [Investor] Class shares, the performance information shown is for the Fund’s existing classes, which would have substantially similar annual returns to the new [Investor] Class because all of the Fund’s classes are invested in the same portfolio of securities with the only difference being that the classes do not have the same expenses. The bar chart shows the annual total returns of the Institutional Class of the Fund, before taxes, in each full calendar year for the last ten years. Because the expenses vary across share classes, the performance of the Institutional Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Institutional Class for a calendar quarter during the period covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Institutional, Retirement, Premier and Retail Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2014, and how those returns compare to those of the Fund's benchmark index. After-tax performance is also shown only for Institutional Class shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Institutional Class shares. The performance in the bar charts and table has not been restated to reflect any difference between the existing classes’ expenses and estimated [Investor] Class expenses. Because existing class shares generally are expected to have different expenses than [Investor] Class shares, if the charts below had been restated with [Investor] Class expenses, performance would have differed.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark index listed below is unmanaged, and you cannot invest directly in an index. The returns for the benchmark index reflect no deduction for fees, expenses or taxes.

62     Prospectus  ■  TIAA-CREF U.S. Equity Funds

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE INSTITUTIONAL CLASS SHARES (%)

Best quarter: 17.87%, for the quarter ended June 30, 2009. Worst quarter: -23.79%, for the quarter ended December 31, 2008.

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2014

	Inception Date	One Year	Five Years	Ten Years
Institutional Class	7/1/1999
Return Before Taxes		11.25%	14.57%	7.80%
Return After Taxes on Distributions		10.57%	14.12%	7.41%
Return After Taxes on Distributions and Sale of
Fund Shares		6.89%	11.74%	6.34%
Retail Class	3/31/2006
Return Before Taxes		10.98%	14.27%	7.61%*
Retirement Class	10/1/2002
Return Before Taxes		11.00%	14.29%	7.51%
Premier Class	9/30/2009
Return Before Taxes		11.12%	14.40%	7.70%*
Russell 3000® Index
(reflects no deductions for fees, expenses or taxes)		12.56%	15.63%	7.94%
Current performance of the Fund’s shares may be higher or lower than that shown above.
*

The performance shown for the Retail Class and Premier Class that is prior to their inception date is based on performance of the Fund’s Institutional Class. The performance for these periods has not been restated to reflect higher expenses of the Retail Class and Premier Class. If those expenses had been reflected, the performance would have been lower.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

TIAA-CREF U.S. Equity Funds  ■  Prospectus     63

Portfolio management

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, Inc.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Philip James (Jim) Campagna, CFA	Lei Liao, CFA
Title:	Senior Director	Director
Experience on Fund:	since 2005	since 2014

Purchase and sale of [Investor] Class shares

[Investor] Class shares are available for purchase through certain financial intermediaries and employee benefit plans. The Fund also offers Institutional, Retirement, Premier and Retail Class shares, which are offered through another prospectus that contains information about their respective eligibility criteria.

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any day that the New York Stock Exchange (“NYSE”) is open for business. Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements.

Tax information

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

Payments to broker-dealers and other financial intermediary compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the financial intermediary for providing investor services. The Fund’s related companies may also pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conﬂict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

64     Prospectus  ■  TIAA-CREF U.S. Equity Funds

Summary information

TIAA-CREF Social Choice Low Carbon Equity Fund

of the TIAA-CREF Funds

Investment objective

The Fund seeks a favorable long-term total return that reflects the investment performance of the overall U.S. stock market while giving special consideration to certain environmental, social, and governance criteria (“ESG”), which include additional criteria relating to carbon emissions and fossil fuel reserves.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

SHAREHOLDER FEES (fees paid directly from your investment)

[Investor] Class
Maximum sales charge imposed on purchases (percentage of offering price)	X%
Maximum deferred sales charge	X%
Maximum sales charge imposed on reinvested dividends and other distributions	X%
Redemption or exchange fee	X%
Maximum account fee	X%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

[Investor] Class
Management fees	X.XX%
Distribution (Rule 12b-1) fees	X.XX%
Other expenses	X.XX%
Total annual Fund operating expenses	X.XX%
Waivers and expense reimbursements	X.XX%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	X.XX%

TIAA-CREF U.S. Equity Funds  ■  Prospectus     65

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s expense reimbursement agreement will remain in place through [December __, 2016], but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

[Investor] Class
1 year	$	X
3 years	$	XX
5 years	$	XXX
10 years	$	XXX

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund has no annual portfolio turnover rate because the Fund is newly operational.

Principal investment strategies

Under normal circumstances, the Fund invests at least 80% of its assets in equity securities. The Fund attempts to achieve investment results that reflect the return of the U.S. stock market as represented by its benchmark index, the Russell 3000®Index while investing in companies whose activities are consistent with the Fund’s ESG criteria, which include additional criteria relating to carbon emissions and fossil fuel reserves. See “Additional information about the Fund’s benchmark index” below for more information about the Fund’s benchmark.

The Fund’s investments are subject to certain ESG criteria. The research vendor currently providing the ESG performance evaluation is MSCI, Inc. (“MSCI”). All companies must meet or exceed minimum ESG performance standards to be eligible for inclusion in the Fund. The evaluation process favors companies with leadership in ESG performance relative to their peers. Typically, environmental assessment categories include climate change, natural resource

66     Prospectus  ■  TIAA-CREF U.S. Equity Funds

use, waste management and environmental opportunities. Social evaluation categories include human capital, product safety and social opportunities. Governance assessment categories include corporate governance, business ethics and government and public policy. How well companies adhere to international norms and principles and involvement in major ESG controversies (examples of which may relate to the environment, customers, human rights and community, labor rights and supply chain, and governance) are other considerations.

The ESG evaluation process is conducted on an industry-specific basis and involves the identification of key performance indicators, which are given more relative weight compared to the broader range of potential assessment categories. Concerns in one area do not automatically eliminate an issuer from being an eligible investment for the Fund. When ESG concerns exist, the evaluation process gives careful consideration to how companies address the risks and opportunities they face in the context of their industry and relative to their peers. The social and environmental impact of corporate activities related to the production and sale of alcohol, tobacco, military weapons, firearms, nuclear power and gambling products and services are quantified and incorporated into a company’s overall ESG performance assessment. While not automatically excluded from the Fund, most companies involved in these industries are ineligible for inclusion in the Fund due to their poor overall ESG performance.

In addition to the overall ESG performance evaluation, the Fund favors companies that (1) demonstrate leadership in managing and mitigating their current carbon emissions and (2) have limited exposure to oil, gas, and coal (i.e., fossil fuel) reserves. The determination of leadership criteria takes into consideration company carbon emissions both in absolute terms (e.g., tons of carbon emitted directly into the atmosphere) and in relative terms (e.g., tons of carbon emitted per unit of economic output such as sales). Reserves are fossil fuel deposits that have not yet been extracted.

Once a universe of ESG-eligible companies is established, the Fund’s investment adviser, Teachers Advisors, Inc. (“Advisors”), then uses quantitative investment techniques to attempt to closely match, to the extent practicable, the overall risk characteristics of the benchmark index. Under these quantitative investment techniques, the Fund uses a risk model to evaluate the universe of stocks in which the Fund may invest and to inform the construction of a broadly diversified group of stocks. The Fund holdings will generally consist of a subset of the eligible investment universe. The Fund is not required to invest in all of the companies that meet the ESG criteria.

The Corporate Governance and Social Responsibility Committee (the “CGSR Committee”) of the Board of Trustees of the Trust (“Board of Trustees”) reviews the ESG criteria used to determine eligibility of the securities held by the Fund and approves the vendor of that service. Advisors seeks to ensure that the Fund’s investments are consistent with its ESG criteria, but Advisors cannot guarantee that this will always be the case for every Fund investment. Consistent

TIAA-CREF U.S. Equity Funds  ■  Prospectus     67

with its responsibilities, the CGSR Committee evaluates options for implementing the Fund’s ESG investment criteria and monitors the ESG vendor(s) selected to supply the ESG-eligible universe. Advisors has the right to change the ESG vendor(s) at any time and to add to the number of vendors providing the universe of eligible companies. Investing on the basis of ESG criteria is qualitative and subjective by nature, and there can be no assurance that the process utilized by the Fund’s vendor(s) or any judgment exercised by the CGSR Committee or Advisors will reflect the beliefs or values of any particular investor.

The ESG criteria the Fund takes into consideration are non-fundamental investment policies. Such criteria and the universe of investments that the Fund utilizes may be changed without the approval of the Fund’s shareholders. For purposes of the 80% investment policy, the term “assets” means net assets, plus the amount of any borrowings for investment purposes.

The Fund is not restricted from investing in any securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The Fund may also invest in securities issued by other countries or their agencies or instrumentalities as approved by the CGSR Committee. Consistent with its ESG criteria, the Fund may invest up to 15% of its assets in foreign investments.

Principal investment risks

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

• ESG Criteria Risk—The risk that because the Fund’s ESG criteria exclude securities of certain issuers for nonfinancial reasons, the Fund may forgo some market opportunities available to funds that do not use these criteria.

• Low-Carbon Risk—The risk that because the Social Choice Low Carbon Equity Funds’ investment will have special emphasis on companies with low current carbon emissions and limited exposure to fossil fuel reserves, the Fund’s portfolio might exclude certain issuers for nonfinancial reasons and the Fund may forgo some market opportunities that otherwise would be available.

• Market Risk—The risk that market prices of portfolio investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions. Market risk may affect a single issuer, industry or sector of the economy, or it may affect the market as a whole.

• Issuer Risk (often called Financial Risk)—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time.

• Foreign Investment Risk—Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price

68     Prospectus  ■  TIAA-CREF U.S. Equity Funds

volatility and perform differently from financial instruments of U.S. issuers. This risk may be heightened in emerging or developing markets. Foreign investments may also be less liquid and more difficult to value than investments in U.S. issuers.

• Large-Cap Risk—The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

• Mid-Cap Risk—The risk that the stocks of mid-capitalization companies often experience greater price volatility, lower trading volume and less liquidity than the stocks of larger, more established companies.

• Small-Cap Risk—The risk that the stocks of small-capitalization companies often experience greater price volatility than large- or mid-sized companies because small-cap companies are often newer or less established than larger companies and are likely to have more limited resources, products and markets. Securities of small-cap companies are often less liquid than securities of larger companies as a result of there being a smaller market for their securities.

• Active Management Risk—The risk that Advisors’ strategy, investment selection or trading execution may cause the Fund to underperform relative to the benchmark index or mutual funds with similar investment objectives.

• Benchmark Risk—The risk that the Fund’s performance may not correspond to its benchmark index for any period of time and may underperform such index or the overall financial market. Additionally, to the extent that the Fund’s investments vary from the composition of its benchmark index, the Fund’s performance could potentially vary from the index’s performance to a greater extent than if the Fund merely attempted to replicate the index.

• Quantitative Analysis Risk—The risk that stocks selected using quantitative modeling and analysis could perform differently from the market as a whole.

Please see the non-summary portion of the Prospectus for more detailed information about the risks described above.

Past performance

Performance information is not available for the Fund for the most recently completed calendar year because the Fund is newly operational.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

Portfolio management

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, Inc.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

TIAA-CREF U.S. Equity Funds  ■  Prospectus     69

Name:	Philip James (Jim) Campagna, CFA	Lei Liao, CFA
Title:	Senior Director	Director
Experience on Fund:	since 2015	since 2015

Purchase and sale of [Investor] Class shares

[Investor] Class shares are available for purchase through certain financial intermediaries and employee benefit plans. The Fund also offers Institutional, Retirement, Premier and Retail Class shares, which are offered through another prospectus that contains information about their respective eligibility criteria.

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any day that the New York Stock Exchange (“NYSE”) is open for business. Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements.

Tax information

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

Payments to broker-dealers and other financial intermediary compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the financial intermediary for providing investor services. The Fund’s related companies may also pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conﬂict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Additional information about investment strategies and risks

Additional information about the Funds

This Prospectus describes the Funds and their investment objectives, principal investment strategies and restrictions and principal investment risks. An investor should consider whether the Funds are an appropriate investment. The investment objective of the Funds and their non-fundamental investment restrictions may be changed by the Board of Trustees of the Trust (“Board of Trustees”) without shareholder approval. Certain investment restrictions

70     Prospectus  ■  TIAA-CREF U.S. Equity Funds

described in the Funds’ Statement of Additional Information (“SAI”) are fundamental and may only be changed with shareholder approval.

As noted in the “Principal investment strategies” section of these Prospectuses, some Funds may have a policy of normally investing at least 80% of their assets (net assets, plus the amount of any borrowings for investment purposes) in the type of securities suggested by their names. Shareholders will receive at least 60 days’ prior written notice before changes are made to this 80% policy.

The ESG criteria utilized by the Social Choice Equity Fund and the Social Choice Low Carbon Equity Fund evaluates corporate and certain foreign government issuers of fixed-income securities in connection with certain environmental, social and governance assessment categories. Examples of environmental assessment categories are: management systems, types of products and services produced, natural resource use, effect on climate change and waste and emissions. Social evaluation categories include the treatment of employees and suppliers and dealings with the community and society at large. Governance assessment categories include governance structure, business ethics, transparency and reporting and response to shareholder resolutions. The Funds have the right to change the ESG vendor(s) at any time and to change the number of vendors providing this service.

The Funds may use an investment strategy called “mortgage rolls” (also referred to as “dollar rolls”), in which a Fund sells securities for delivery in the current month and simultaneously contracts with a counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund would benefit to the extent of any price received for the securities sold and the lower forward price for the future purchase (often referred to as the “drop”) plus the interest earned on the short-term investment awaiting the settlement date of the forward purchase. If such benefits exceed the income and gain or loss due to mortgage repayments that would have been realized on the securities sold as part of the mortgage roll, the use of this technique will enhance the investment performance of the Fund compared with what such performance would have been without the use of mortgage rolls. Realizing benefits from the use of mortgage rolls depends upon the ability of Advisors to correctly predict mortgage prepayments and interest rates.

Advisors may, for temporary defensive purposes, invest some or all of the Funds’ assets in cash and money market instruments, although Advisors is not obligated to do so. In doing so, the Funds may be successful in reducing market losses but may otherwise not achieve their investment objectives.

The use of a particular index as a Fund’s benchmark index is not a fundamental policy and can be changed by the Board of Trustees without shareholder approval. The Funds will notify you before such a change is made.

TIAA-CREF U.S. Equity Funds  ■  Prospectus     71

The Funds are not appropriate for market timing. You should not invest in the Funds if you are a market timer.

There can be no assurances that a Fund will achieve its investment objective and investors should not consider an investment in this Fund to be a complete investment program.

Investors should be aware that investments made by a Fund and the results achieved by it at any given time are not expected to be the same as those made by other mutual funds for which Advisors acts as an investment adviser, including mutual funds with names, investment objectives and policies similar to those of the Funds.

Please see the Glossary toward the end of this Prospectus for certain defined terms used in this Prospectus.

Additional information on principal investment risks of the Funds

The Funds invest primarily in equity securities. In general, the value of equity securities fluctuates in response to the fortune of individual companies and in response to general market and economic conditions. The value of a Fund may increase or decrease as a result of its investments in equity securities and other instruments. More specifically, the Funds typically are subject to the following principal investment risks:

• Market Risk—The risk that the price of equity investments may decline in response to general market and economic conditions or events, including conditions and developments outside of the financial markets such as significant changes in interest and inflation rates and the availability of credit. Accordingly, the value of the equity investments that the Funds hold may decline over short or extended periods of time. Any investment is subject to the risk that the financial markets as a whole may decline in value, thereby depressing the investment’s price. Equity markets, for example, tend to be cyclical, with periods when prices generally rise and periods when prices generally decline. Foreign equity markets tend to reflect local economic and financial conditions and, therefore, trends often vary from country to country and region to region. During periods of unusual volatility or turmoil in the financial markets, a Fund may undergo an extended period of decline.

• Issuer Risk (often called Financial Risk)—The risk that the issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time. In times of market turmoil, perceptions of an issuer’s credit risk can quickly change and even large, well-established issuers may deteriorate rapidly with little or no warning.

• Style Risk—A Fund that uses either a growth investing or a value investing style entails the risk that equity securities representing either style may be out of favor in the marketplace for various periods of time, and result in

72     Prospectus  ■  TIAA-CREF U.S. Equity Funds

underperformance relative to the broader market sector or significant declines in the Fund’s portfolio value.

• Risks of Growth Investing—Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For example, the price of a growth stock may experience a larger decline on a forecast of lower earnings, or a negative event or market development, than would a value stock. Because the value of growth companies is often a function of their expected earnings growth, there is a risk that such earnings growth may not occur or cannot be sustained.

• Risks of Value Investing—Securities believed to be undervalued are subject to the risks that: (1) the issuer’s potential business prospects are not realized; (2) their potential values are never recognized by the market; and (3) due to unanticipated or unforeseen problems associated with the issuer or industry, they were appropriately priced when acquired and therefore do not perform as anticipated.

• Foreign Investment Risk—Foreign investments, which may include securities of foreign issuers, securities or contracts traded or acquired in non-U.S. markets or on non-U.S. exchanges, or securities or contracts payable or denominated in non-U.S. currencies, can involve special risks that arise from one or more of the following events or circumstances: (1) changes in currency exchange rates; (2) possible imposition of market controls or currency exchange controls; (3) possible imposition of withholding taxes on dividends and interest; (4) possible seizure, expropriation or nationalization of assets; (5) more limited foreign financial information or difficulties interpreting it because of foreign regulations and accounting standards; (6) lower liquidity and higher volatility in some foreign markets; (7) the impact of political, social or diplomatic events; (8) economic sanctions or other measures by the United States or other governments; (9) the difficulty of evaluating some foreign economic trends; and (10) the possibility that a foreign government could restrict an issuer from paying principal and interest to investors outside the country. Brokerage commissions and custodial and transaction costs are often higher for foreign investments, and it may be difficult to use foreign laws and courts to enforce financial or legal obligations.
 The risks described above often increase in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their financial markets may be very small, prices of issuers in emerging market countries may be volatile and difficult to determine. In addition, foreign investors such as a Fund are subject to a variety of special restrictions in many such countries.

• Active Management Risk—In the case of actively managed Funds, the risk that the performance of a Fund, which is actively managed, reflects in part the ability of Advisors to make active investment, strategic or trading

TIAA-CREF U.S. Equity Funds  ■  Prospectus     73

decisions that are suited to achieving the Fund’s investment objective. As a result of strategy, investment selection or trading execution, a Fund could underperform its benchmark or other mutual funds with similar investment objectives.

• Enhanced Index Risk—As enhanced index funds, the Enhanced Large-Cap Growth Fund and the Enhanced Large-Cap Value Fund may also underperform their benchmark index due to differences between the investments of the Funds and their benchmark index. In addition, seeking enhanced results relative to an index may cause an enhanced index fund to underperform its respective index, resulting in losses. Unlike a mutual fund, the returns of an index are not reduced by investment and other operating expenses, and therefore, the ability of an enhanced index fund to match the performance of its index is adversely affected by the costs of buying or selling investments as well as other expenses. Because an enhanced index fund follows a quantitative strategy and does not seek to replicate its benchmark index, the Funds may underperform their indices to a greater extent than a fund that follows a passive index strategy.

• Large-Cap Risk—The risk that, by focusing on securities of larger companies, a Fund may have fewer opportunities to identify securities that the market misprices and that these companies may grow more slowly than the economy as a whole or not at all. Also, larger companies may fall out of favor with the investing public as a result of market, political and economic conditions, including for reasons unrelated to their businesses or economic fundamentals.

• Mid-Cap Risk—Securities of medium-sized companies may experience greater fluctuations in price than the securities of larger companies. From time to time, medium-sized company securities may have to be sold at a discount from their current market prices or in small lots over an extended period, since they may be harder to sell than larger-cap securities. In addition, it may be difficult to find buyers for securities of medium-sized companies that a Fund wishes to sell when the company is not perceived favorably in the marketplace or during periods of poor economic or market conditions. Such companies may be subject to certain business risks due to their smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The costs of purchasing and selling securities of medium-sized companies may be greater than those of more widely traded securities.

• Small-Cap Risk—Securities of small-sized companies may experience greater fluctuations in price than the securities of larger companies. From time to time, small-sized company securities may have to be sold at a discount from their current market prices or in small lots over an extended period, since they may be harder to sell than larger-cap securities. In addition, it may be difficult to find buyers for securities of small-sized companies that a Fund wishes to sell when the company is not perceived

74     Prospectus  ■  TIAA-CREF U.S. Equity Funds

favorably in the marketplace or during periods of poor economic or market conditions. Such companies may be subject to certain business risks due to their smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The costs of purchasing and selling securities of small-sized companies may be greater than those of more widely traded securities.

• Quantitative Analysis Risk—The risk that securities selected for Funds that are actively managed, in whole or in part, according to a quantitative analysis methodology can perform differently from the market as a whole based on the model and the factors used in the analysis, the weight placed on each factor and changes in the factor’s historical trends. Because such models are based on assumptions of these and other market factors, the models may not take into account certain factors, or perform as intended, and may result in a decline in the value of the Fund’s portfolio.

• Special Situation Risk—Stocks of companies involved in reorganizations, mergers and other special situations can involve more risk than ordinary securities. For instance, the prices of securities of these companies can be more volatile than the prices of securities of similar companies, resulting in permanent loss of capital. Transactions may also take longer than originally anticipated, resulting in lower annualized returns than contemplated at the time of investment.

• Derivatives Risk—Derivatives Risk is a risk of the Enhanced Large-Cap Growth Index Fund and the Enhanced Large-Cap Value Index Fund. The risks associated with investing in derivatives may be different and greater than the risks associated with directly investing in the underlying securities and other instruments. Derivatives such as swaps are subject to risks such as liquidity risk, interest rate risk, market risk, and credit risk. These derivatives involve the risk of mispricing or improper valuation and the risk that the prices of certain options, futures, swaps (including credit default swaps), forwards and other types of derivative instruments, and their prices, may not correlate perfectly with the prices or performance of the underlying security, currency, rate, index or other asset. Certain derivatives present the risk of default by the other party to the contract, and some derivatives are, or may suddenly become, illiquid. Some of these risks exist for futures and options which may trade on established markets. Unanticipated changes in interest rates, securities prices or currency exchange rates may result in poorer overall performance of a Fund than if it had not entered into derivatives transactions. The potential for loss as a result of investing in derivatives, and the speed at which such losses can be realized, may be greater than investing directly in the underlying security or other instrument. Derivative investments can create leverage by magnifying investment losses or gains, and a Fund could lose more than the amount invested.

• ESG Criteria Risk—The risk that because the Social Choice Equity Fund and Social Choice Low Carbon Equity Fund’s ESG criteria exclude securities of

TIAA-CREF U.S. Equity Funds  ■  Prospectus     75

certain issuers for nonfinancial reasons, the Fund may forgo some market opportunities available to funds that do not use these criteria.

• Benchmark Risk—The risk that the performance of the Social Choice Equity Fund and the Social Choice Low Carbon Equity Fund may not correspond to, or may underperform, their benchmark index for any period of time. Although each Fund attempts to use the investment performance of its index as a baseline, it may not duplicate the exact composition of that index. In addition, unlike a mutual fund, the returns of an index are not reduced by investment and other operating expenses, and therefore, the ability of an indexed fund to match the performance of its index is adversely affected by the costs of buying and selling investments as well as other expenses.

• Low-Carbon Risk—The risk that because the Social Choice Low Carbon Equity Funds’ investment will have special emphasis on companies with low current carbon emissions and limited exposure to fossil fuel reserves, the Fund’s portfolio might exclude certain issuers for nonfinancial reasons and the Fund may forgo some market opportunities that otherwise would be available.

In addition to the principal investment risks set forth above, there are other risks associated with investing in the Funds and their investments that are discussed elsewhere in the Funds’ Prospectuses and in the Funds’ SAI. There can be no assurances that a Fund will achieve its investment objective. You should not consider any Fund to be a complete investment program.

Additional information about the Funds’ benchmark indices

The benchmark index for each of the Funds described below are unmanaged, and you cannot invest directly in the index.

Russell 1000® Growth Index

This is the benchmark index for the Enhanced Large-Cap Growth Index Fund and the Large-Cap Growth Fund. The Russell 1000® Growth Index is a subset of the Russell 1000® Index, which represents the top 1,000 U.S. equity securities in market capitalization (according to the Russell Investment Group). The Russell 1000® Growth Index represents those Russell 1000® Index securities with higher relative forecasted growth rates and price/book ratios. The Russell 1000® Growth Index has higher weightings in those sectors of the market with typically higher relative valuations and higher growth rates, including sectors such as technology and health care. As of September 30, 2015, the Russell 1000® Growth Index had a mean market capitalization of $_____ billion and a median market capitalization of $___ billion. The largest market capitalization of companies in the Russell 1000® Growth Index was $_____ billion. The Russell Investment Group determines the composition of the index based on certain factors and can change its composition at any time.

76     Prospectus  ■  TIAA-CREF U.S. Equity Funds

Russell 1000® Value Index

This is the benchmark index for the Enhanced Large-Cap Value Index Fund and the Large-Cap Value Fund. The Russell 1000® Value Index is a subset of the Russell 1000® Index, which represents the top 1,000 U.S. equity securities in market capitalization (according to the Russell Investment Group). The Russell 1000® Value Index contains higher weightings of roughly one-third of the Russell 1000® Index securities with lower relative growth rates and price/book values and lower weightings of the roughly middle third of companies. The Russell 1000® Value Index has higher weightings in those sectors of the market with typically lower relative valuations and growth rates, including sectors such as financial services and energy. As of September 30, 2015, the Russell 1000® Value Index had a mean market capitalization of $_____ billion and a median market capitalization of $___ billion. The largest market capitalization of companies in the Russell 1000® Value Index was $___ billion. The Russell Investment Group determines the composition of the index based on certain factors and can change the index’s composition at any time.

S&P 500® Index

This is the benchmark index for the Growth & Income Fund. The S&P 500® Index is a market capitalization-weighted index of the 500 leading companies in leading industries of the U.S. economy. It is widely recognized as a guide to the overall health of the U.S. stock market. The index covers industrial, utility, technology, financial, and other companies of the U.S. markets. The index focuses on the large-cap segment of the market, with 75% coverage (by market capitalization) of U.S. equities. As of September 30, 2015 the market capitalization of companies in the S&P 500® Index ranged from $___ billion to $_____ billion, with a mean market capitalization of $____ billion and a median market capitalization of $____ billion. Standard & Poor’s determines the composition of the index based on a combination of factors including market capitalization, liquidity and industry group representation, and can change its composition at any time.

Russell Midcap® Growth Index

This is the benchmark index for the Mid-Cap Growth Fund. The Russell Midcap® Growth Index is a subset of the Russell Midcap® Index, which represents the 800 largest U.S. equity securities in market capitalization after the largest 200 U.S. equity securities (according to the Russell Investment Group). The Russell Midcap® Growth Index contains higher weightings of roughly one-third of these 800 Russell Midcap® Index securities with higher relative growth rates and price/book values and lower weightings of the roughly middle third of companies. The Russell Midcap® Growth Index has higher weightings in those sectors of the market with typically higher relative valuations and growth rates, including sectors such as technology and health care. As of September 30, 2015 the Russell Midcap® Growth Index had a mean market capitalization of

TIAA-CREF U.S. Equity Funds  ■  Prospectus     77

$__ billion and a median market capitalization of $__ billion. The largest market capitalization of companies in the Russell Midcap® Growth Index was $____ billion. The Russell Investment Group determines the composition of the index based on certain factors and can change its composition at any time.

Russell Midcap® Value Index

This is the benchmark index for the Mid-Cap Value Fund. The Russell Midcap® Value Index is a subset of the Russell Midcap® Index, which represents the 800 largest U.S. equity securities in market capitalization after the largest 200 U.S. equity securities (according to the Russell Investment Group). The Russell Midcap® Value Index contains higher weightings of roughly one-third of these 800 Russell Midcap securities with lower relative growth rates and price/book values and lower weightings of the roughly middle third of companies. The Russell Midcap® Value Index has higher weightings in those sectors of the market with typically lower relative valuations, including sectors such as financial services and utilities. As of September 30, 2015 the Russell Midcap® Value Index had a mean market capitalization of $____ billion and a median market capitalization of $___ billion. The largest market capitalization of companies in the Russell Midcap® Value Index was $____ billion. The Russell Investment Group determines the composition of the index based on certain factors and can change its composition at any time.

Russell 2000® Index

This is the benchmark index for the Small-Cap Equity Fund. The Russell 2000® Index represents the largest 2,000 U.S. equities in market capitalization following the top 1,000 U.S. equities (according to the Russell Investment Group). As of September 30, 2015, the Russell 2000® Index had a mean market capitalization of $___ billion and a median market capitalization of $___ million. The largest market capitalization of companies in the Russell 2000® Index was $___ billion. The Russell Investment Group determines the composition of the index based on certain factors and can change its composition at any time.

Russell 3000® Index (U.S. Equity)

This is the benchmark index for the Social Choice Equity Fund and the Social Choice Low Carbon Equity Fund. The Russell 3000® Index represents the 3,000 largest publicly traded U.S. companies, based on market capitalization (according to the Russell Investment Group). Russell 3000® Index companies represent about 98% of the total market capitalization of the publicly traded U.S. equity market. As of September 30, 2015, the Russell 3000® Index had a mean market capitalization of $_____ billion and a median market capitalization of $___ billion. The largest market capitalization of companies in the Russell 3000® Index was $_____ billion. The Russell Investment Group determines the composition of the index based only on market capitalization and can change its composition at any time.

78     Prospectus  ■  TIAA-CREF U.S. Equity Funds

Additional information on principal and non-principal investment strategies

The Funds may invest in short-term debt securities of the same type as those held by money market funds and other kinds of short-term instruments for cash management and other purposes. These securities help the Funds maintain liquidity, use cash balances effectively, and take advantage of attractive investment opportunities. Each Fund also may invest up to 20% of its assets in fixed-income investments.

Each Fund may write (sell) call options, including covered call options, and purchase call and put options, to try to enhance income, reduce portfolio volatility or protect gains in its portfolio. Such options may include put and call options on securities of the types in which a Fund may invest and on securities indices composed of such securities. In writing (selling) call options, a Fund may give up the opportunity to profit on a security if the market price of the security rises and the option is exercised and, conversely, the premiums received from call options sold may not reduce the extent of Fund losses during periods of market decline. In purchasing call and put options, a Fund may purchase a call or put option that expires with no value due to the market price of the security remaining below or above, as applicable, the strike price of the option. In such an event, a Fund would lose the value of the premium paid for the call or put option but would also receive no economic benefit from the purchase or sale, as applicable, of the security. Each Fund can also write (sell) put options. In writing put options, a Fund may experience losses on a security if the market price of the security declines and the option is exercised and, conversely, the premiums received from put options sold may not reduce the extent of Fund losses during periods of market decline.

In addition, each Fund may buy and sell futures contracts on securities indices composed of securities of the types in which it may invest, and put and call options on such futures contracts. Each Fund may use such futures contracts and options on futures contracts for hedging or cash management purposes, or to seek increased total return. Futures contracts permit a Fund to gain or reduce exposure to groups of securities and thereby have the potential to earn returns that are similar to those that would be earned by direct investments in those securities or instruments.

Where appropriate futures contracts are not available, or if Advisors deems advisable for other reasons, a Fund may invest in investment company securities, such as exchange-traded funds (“ETFs”). The Funds may also use ETFs for cash management purposes and other purposes, including to gain exposure to certain sectors or securities that are represented by ownership in ETFs.

Each Fund may invest in instruments including exchange-traded notes (“ETNs”), equity-linked notes (“ELNs”) and futures contracts or other derivatives to achieve its investment objective. A Fund may also use such instruments for cash management and other purposes, including foreign exposure to certain

TIAA-CREF U.S. Equity Funds  ■  Prospectus     79

sectors or securities that are represented by ownership in ETFs, ETNs, or ELNs. When a Fund invests in ETFs or other investment companies, the Funds bear a proportionate share of expenses charged by the investment company in which it invests. An ETF may trade at a premium or discount to its net asset value.

In seeking to manage currency exposure, a Fund also may enter into forward currency contracts and currency swaps and may buy or sell put and call options and futures contracts on foreign currencies.

Each Fund can invest in other derivatives and similar financial instruments, such as equity swaps (including contracts for difference, an arrangement where the return is linked to the price movement of an underlying security, and other arrangements where the return is linked to a stock market index), options on swaps, and equity-linked fixed-income securities, so long as these derivatives and other financial instruments are consistent with a particular Fund’s investment objective, restrictions and policies and current regulations.

From time to time, the Funds may determine not to invest in securities of issuers that do not meet certain corporate governance criteria. The Funds currently do not invest in certain companies with operations in Sudan.

Please see the Funds’ SAI for more information on these and other investments the Funds may utilize.

Portfolio holdings

A description of the Funds’ policies and procedures with respect to the disclosure of its portfolio holdings is available in the Funds’ SAI.

Portfolio turnover

If a Fund engages in active and frequent trading of portfolio securities, it will have a correspondingly higher “portfolio turnover rate.” A high portfolio turnover rate generally will result in (1) greater brokerage commission expenses or other transaction costs borne by a Fund and, ultimately, by shareholders and (2) higher amounts of realized investment gain subject to the payment of taxes by shareholders. Also, a high portfolio turnover rate for a Fund may cause the Fund to be more likely to generate capital gains that must be distributed to shareholders as taxable income. The Funds are not subject to a specific limitation on portfolio turnover, and securities of a Fund may be sold at any time such sale is deemed advisable for investment or operational reasons. Also, certain trading strategies utilized by a Fund may increase portfolio turnover. The portfolio turnover rates of the Funds are listed above in the “Summary information” section and the portfolio turnover rates during recent fiscal periods are provided in the Financial Highlights. The Funds are not generally managed to minimize the tax burden for shareholders. The Funds may have investors that are funds of funds, education savings plans or other asset allocation programs that are also managed by Advisors. These investors may engage in reallocations, rebalancings or other activity that may increase a Fund’s portfolio turnover rate and brokerage costs. Advisors may employ various portfolio management

80     Prospectus  ■  TIAA-CREF U.S. Equity Funds

strategies to attempt to minimize any potential disruptive effects or costs of such activity.

Share classes

Each Fund may offer Retail, Retirement, Premier, [Investor] or Institutional Class shares. [Investor] Class shares are offered in this Prospectus; Retail, Retirement, Premier and Institutional Class shares are offered in a separate prospectus. Each Fund’s investments are held by the Fund as a whole, not by a particular share class, so an investor’s money will be invested the same way no matter which class of shares is held. However, there are differences among the fees and expenses associated with each class and not everyone is eligible to buy every class. After determining which classes you are eligible to buy, decide which class best suits your needs. Please contact us if you have questions or would like assistance in determining which class is right for you.

Management of the Funds

The Funds’ investment adviser

Advisors manages the assets of the Trust, under the supervision of the Board of Trustees. Advisors is an indirect wholly owned subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). TIAA is a life insurance company founded in 1918 by the Carnegie Foundation for the Advancement of Teaching and is the companion organization of College Retirement Equities Fund (“CREF”), the first company in the United States to issue a variable annuity. Advisors is registered as an investment adviser with the SEC under the Investment Advisers Act of 1940. Advisors also manages the investments of TIAA Separate Account VA-1 and TIAA-CREF Life Funds. Through an affiliated investment adviser, TIAA-CREF Investment Management, LLC (“TCIM”), certain personnel of Advisors also manage the investment accounts of CREF. As of June 30, 2015, Advisors and TCIM together had approximately $319 billion of registered investment company assets under management. Advisors is located at 730 Third Avenue, New York, NY 10017-3206.

TIAA-CREF entities sponsor an array of financial products for retirement and other investment goals. For some of these products, for example, the investment accounts of CREF, TIAA or its subsidiaries perform services “at cost.” The Funds, however, pay the management fees and other expenses that are described in the table of fees and expenses in this Prospectus. The management fees paid by the Funds to Advisors are intended to compensate Advisors for its services to the Funds and are not limited to the reimbursement of Advisors’ costs. Thus, under this arrangement, Advisors can earn a profit or incur a loss on the services which it renders to the Funds. The Funds also pay Advisors for certain administrative services that Advisors provides to the Funds on an at-cost basis.

TIAA-CREF U.S. Equity Funds  ■  Prospectus     81

Advisors manages the assets of the Funds pursuant to an investment management agreement with the Trust (the “Management Agreement”). Advisors’ duties under the Management Agreement include, among other things, providing the Funds with investment research, advice and supervision; furnishing an investment program for the Funds; determining which securities or other investments to purchase, sell or exchange; and providing or obtaining any other necessary services to manage, acquire or dispose of securities, cash or other investments. Advisors also supervises and acts as liaison among the various service providers to the Funds, such as the custodian and transfer agent.

The annual investment management fees charged under the Management Agreement with respect to the Funds are as follows:

INVESTMENT MANAGEMENT FEES

	Assets Under Management	Fee Rate
	(Billions)	(average daily net assets)
Enhanced Large-Cap Growth Index Fund*	$0.0—$1.0	0.35%
	Over $1.0—$2.0	0.30%
	Over $2.0—$4.0	0.25%
	Over $4.0—$8.0	0.20%
	Over $8.0	0.15%

*	For the fiscal year ended October 31, 2014, the effective annual fee rate was 0.33% for the Fund.

	Assets Under Management	Fee Rate
	(Billions)	(average daily net assets)
Enhanced Large-Cap Value Index Fund*	$0.0—$1.0	0.35%
	Over $1.0—$2.0	0.30%
	Over $2.0—$4.0	0.25%
	Over $4.0—$8.0	0.20%
	Over $8.0	0.15%

*	For the fiscal year ended October 31, 2014, the effective annual fee rate was 0.33% for the Fund.

	Assets Under Management	Fee Rate
	(Billions)	(average daily net assets)
Growth & Income Fund*	$0.0—$1.0	0.45%
	Over $1.0—$2.0	0.42%
	Over $2.0—$4.0	0.39%
	Over $4.0—$8.0	0.36%
	Over $8.0	0.33%

*	For the fiscal year ended October 31, 2014, the effective annual fee rate was 0.42% for the Fund, which reflects a higher investment management fee rate schedule in place during that period.

82     Prospectus  ■  TIAA-CREF U.S. Equity Funds

	Assets Under Management	Fee Rate
	(Billions)	(average daily net assets)
Large-Cap Growth Fund*	$0.0—$1.0	0.45%
	Over $1.0—$2.0	0.42%
	Over $2.0—$4.0	0.39%
	Over $4.0—$8.0	0.36%
	Over $8.0	0.33%

*	For the fiscal year ended October 31, 2014, the effective annual fee rate was 0.44% for the Fund, which reflects a higher investment management fee rate schedule in place during that period.

	Assets Under Management	Fee Rate
	(Billions)	(average daily net assets)
Large-Cap Value Fund*	$0.0—$1.0	0.45%
	Over $1.0—$2.0	0.42%
	Over $2.0—$4.0	0.39%
	Over $4.0—$8.0	0.36%
	Over $8.0	0.33%

*	For the fiscal year ended October 31, 2014, the effective annual fee rate was 0.42% for the Fund, which reflects a higher investment management fee rate schedule in place during that period.

	Assets Under Management	Fee Rate
	(Billions)	(average daily net assets)
Mid-Cap Growth Fund*	$0.0—$0.5	0.48%
	Over $0.5—$0.75	0.46%
	Over $0.75—$1.0	0.44%
	Over $1.0—$2.0	0.41%
	Over $2.0—$4.0	0.38%
	Over $4.0—$8.0	0.35%
	Over $8.0	0.32%

*	For the fiscal year ended October 31, 2014, the effective annual fee rate was 0.44% for the Fund.

	Assets Under Management	Fee Rate
	(Billions)	(average daily net assets)
Mid-Cap Value Fund*	$0.0—$0.5	0.48%
	Over $0.5—$0.75	0.46%
	Over $0.75—$1.0	0.44%
	Over $1.0—$2.0	0.41%
	Over $2.0—$4.0	0.38%
	Over $4.0—$8.0	0.35%
	Over $8.0	0.32%

*	For the fiscal year ended October 31, 2014, the effective annual fee rate was 0.42% for the Fund, which reflects a higher investment management fee rate schedule in place during that period.

TIAA-CREF U.S. Equity Funds  ■  Prospectus     83

	Assets Under Management	Fee Rate
	(Billions)	(average daily net assets)
Small-Cap Equity Fund*	$0.0—$0.5	0.46%
	Over $0.5—$0.75	0.44%
	Over $0.75—$1.0	0.42%
	Over $1.0—$2.0	0.39%
	Over $2.0—$4.0	0.36%
	Over $4.0—$8.0	0.33%
	Over $8.0	0.30%

*	For the fiscal year ended October 31, 2014, the effective annual fee rate was 0.43% for the Fund, which reflects a higher investment management fee rate schedule in place during that period.

	Assets Under Management	Fee Rate
	(Billions)	(average daily net assets)
Social Choice Equity Fund	All assets	0.15%

	Assets Under Management	Fee Rate
	(Billions)	(average daily net assets)
Social Choice Low Carbon Equity Fund	All Assets	0.25%

A discussion regarding the basis for the Board of Trustees’ most recent approval of the Funds’ Management Agreement is available in the Funds’ shareholder report for the period ended April 30, 2015. For a free copy of the Funds’ shareholder report, please call 800 842-2252, visit the Funds’ website at www.tiaa-cref.org or visit the SEC’s website at www.sec.gov.

Portfolio management teams

The Funds are managed by one or more portfolio managers, who are responsible for the day-to-day management of the Funds, with expertise in the area applicable to the Funds’ investments. In the case of Funds with multiple portfolio managers, each may be responsible for different aspects of the Fund’s management. For example, one manager may be principally responsible for selecting appropriate investments for a Fund, while another may be principally responsible for asset allocation. The following is a list of the portfolio managers primarily responsible for managing each Fund’s investments, along with their relevant experience. The Funds’ portfolio managers may change from time to time.

84     Prospectus  ■  TIAA-CREF U.S. Equity Funds

Name & Title	Portfolio Role/ Coverage/ Expertise/Specialty	Experience Over Past Five Years	Total Experience (since dates specified below)
			At TIAA	Total	On Team
ENHANCED LARGE-CAP GROWTH INDEX FUND
Adam Cao, CFA Managing Director	Quantitative Portfolio Management	Advisors, TCIM and other advisory affiliates of TIAA—2006 to Present (portfolio management of domestic large-cap and small-cap portfolios); Procinea Management—2005 to 2006 (quantitative market research associate for alternative asset classes); Advisors, TIAA and its affiliates—2004 to 2005 (quantitative equity market research with coverage of domestic and global multi-cap portfolios); Barra—1996 to 2004 (quantitative equity market research and risk modeling)	2004	1996	2014
James M. Johnson, Jr., CFA Director	Quantitative Portfolio Management	Advisors, TCIM and other advisory affiliates of TIAA—2012 to Present (portfolio manager of a domestic large-cap value portfolio); State Street Global Advisors—2005 to 2012 (portfolio manager of various domestic large-cap, mid-cap and long-short strategies in US Active Group); American Express Financial Advisors—1994 to 2005 (manager of various domestic large-cap and long-short strategies, quantitative research analyst); Piper Capital Management—1990 to 1994 (quantitative research analyst)	2012	1990	2014

ENHANCED LARGE-CAP VALUE INDEX FUND
Michael S. Shing, CFA Managing Director	Quantitative Portfolio Management - Lead Portfolio Manager	Advisors, TCIM and other advisory affiliates of TIAA—2004 to Present (portfolio management of domestic large-cap and small-cap core and value portfolios); Barclays Global Investors—1993 to 2004 (Research Officer responsible for Japanese equity strategy and portfolio management of Japanese equity portfolios)	2004	1990	2007
Pei Chen Director	Quantitative Portfolio Management	Advisors, TCIM and other advisory affiliates of TIAA—2004 to Present (portfolio management of domestic large-cap core and value portfolios). Barra—1991 to 2004 (equity risk model research, market impact modeling and general quantitative equity research)	2004	1991	2007

TIAA-CREF U.S. Equity Funds  ■  Prospectus     85

Name & Title	Portfolio Role/ Coverage/ Expertise/Specialty	Experience Over Past Five Years	Total Experience (since dates specified below)
			At TIAA	Total	On Team
GROWTH & INCOME FUND
Susan Kempler Managing Director	Stock Selection - Lead Portfolio Manager	Advisors, TCIM and other advisory affiliates of TIAA—2005 to Present (portfolio management of domestic large-cap core portfolios), Citigroup Asset Management—1997 to 2005 (portfolio management of large- and mid-cap core portfolios)	2005	1987	2005
LARGE-CAP GROWTH FUND
Susan Hirsch Managing Director	Stock Selection - Lead Portfolio Manager	Advisors, TCIM and other advisory affiliates of TIAA—2005 to Present (portfolio management of domestic large-cap portfolios), Jennison Associates—2000 to 2005 (portfolio management of mid-cap growth and technology sector portfolios)	2005	1975	2014
Terrence Kontos, CFA Managing Director	Stock Selection	Advisors, TCIM and other advisory affiliates of TIAA—2012 to Present (research of growth portfolios), Fred Alger—2005 to 2012 (research of growth portfolios)	2012	2005	2014

LARGE-CAP VALUE FUND
Richard Cutler Managing Director	Stock Selection - Lead Portfolio Manager	Advisors, TCIM and other advisory affiliates of TIAA—1997 to Present (portfolio management of domestic large-cap value portfolios)	1997	1991	2002
Athanasios (Tom) Kolefas, CFA Managing Director	Stock Selection	Advisors, TCIM and other advisory affiliates of TIAA—2004 to Present (portfolio management of domestic mid-cap and large-cap value portfolios), Jennison Associates—2000 to 2004 (portfolio management of domestic large-cap value portfolios)	2004	1987	2004
MID-CAP GROWTH FUND
George (Ted) Scalise CFA Managing Director	Stock Selection - Lead Portfolio Manager	Advisors, TCIM and other advisory affiliates of TIAA—2006 to Present (portfolio management of domestic mid-cap growth portfolios), Duncan-Hurst Capital Management—1996 to 2006 (portfolio management of domestic large- and mid-cap growth portfolios)	2006	1995	2006

86     Prospectus  ■  TIAA-CREF U.S. Equity Funds

Name & Title	Portfolio Role/ Coverage/ Expertise/Specialty	Experience Over Past Five Years	Total Experience (since dates specified below)
			At TIAA	Total	On Team
Susan Hirsch Managing Director	Stock Selection	Advisors, TCIM and other advisory affiliates of TIAA—2005 to Present (portfolio management of domestic large-cap portfolios), Jennison Associates—2000 to 2005 (portfolio management of mid-cap growth and technology sector portfolios)	2005	1975	2007
MID-CAP VALUE FUND
Athanasios (Tom) Kolefas, CFA Managing Director	Stock Selection - Lead Portfolio Manager	Advisors, TCIM and other advisory affiliates of TIAA—2004 to Present (portfolio management of domestic mid-cap and large-cap value portfolios), Jennison Associates—2000 to 2004 (portfolio management of domestic large-cap value portfolios)	2004	1987	2004
Richard Cutler Managing Director	Stock Selection	Advisors, TCIM and other advisory affiliates of TIAA—1997 to Present (portfolio management of domestic large-cap value portfolios)	1997	1991	2002

SMALL-CAP EQUITY FUND
Adam Cao, CFA Managing Director	Quantitative Portfolio Management – Lead Portfolio Manager	Advisors, TCIM and other advisory affiliates of TIAA—2006 to Present (portfolio management of domestic large-cap and small-cap portfolios); Procinea Management—2005 to 2006 (quantitative market research associate for alternative asset classes); Advisors, TIAA and its affiliates—2004 to 2005 (quantitative equity market research with coverage of domestic and global multi-cap portfolios); Barra—1996 to 2004 (quantitative equity market research and risk modeling)	2004	1996	2006
Michael S. Shing, CFA Managing Director	Quantitative Portfolio Management	Advisors, TCIM and other advisory affiliates of TIAA—2004 to Present (portfolio management of domestic large-cap and small-cap core and value portfolios); Barclays Global Investors—1993 to 2004 (Research Officer responsible for Japanese equity strategy and portfolio management of Japanese equity portfolios)	2004	1990	2004

TIAA-CREF U.S. Equity Funds  ■  Prospectus     87

Name & Title	Portfolio Role/ Coverage/ Expertise/Specialty	Experience Over Past Five Years	Total Experience (since dates specified below)
			At TIAA	Total	On Team
SOCIAL CHOICE EQUITY FUND
Philip James (Jim) Campagna, CFA Senior Director	Quantitative Portfolio Management	Advisors, TCIM and other advisory affiliates of TIAA—2005 to Present (portfolio management of domestic and international large-, mid- and small-cap equity index portfolios); Mellon Capital Management—1997 to 2005 (portfolio manager for a variety of equity index funds)	2005	1991	2005
Lei Liao, CFA Director	Quantitative Portfolio Management	Advisors, TCIM and other advisory affiliates of TIAA—2012 to Present (portfolio management of domestic and international large-, mid- and small-cap equity index portfolios); Northern Trust Global Investment—2007 to 2012 (portfolio management of domestic and international, tax advantaged and index portfolios); World Asset Management—2005 to 2007 (portfolio manager for a variety of equity index funds)	2012	2005	2014

SOCIAL CHOICE LOW CARBON EQUITY FUND
Philip James (Jim) Campagna, CFA Senior Director	Quantitative Portfolio Management	Advisors, TCIM and other advisory affiliates of TIAA—2005 to Present (portfolio management of domestic and international large-, mid- and small-cap equity index portfolios); Mellon Capital Management—1997 to 2005 (portfolio manager for a variety of equity index funds)	2005	1991	2015
Lei Liao, CFA Director	Quantitative Portfolio Management	Advisors, TCIM and other advisory affiliates of TIAA—2012 to Present (portfolio management of domestic and international large-, mid- and small-cap equity index portfolios); Northern Trust Global Investment—2007 to 2012 (portfolio management of domestic and international, tax advantaged and index portfolios); World Asset Management—2005 to 2007 (portfolio manager for a variety of equity index funds)	2012	2005	2015

The Funds’ SAI provides additional disclosure about the compensation structure for the Funds’ portfolio managers, the other accounts they manage, total assets in those accounts and potential conflicts of interest, as well as the portfolio managers’ ownership of shares of the Funds they manage.

88     Prospectus  ■  TIAA-CREF U.S. Equity Funds

Other services

Under the terms of the Administrative Services Agreement with the Trust, responsibility for payment of expenses relating to oversight and performance of certain services, including transfer agency, dividend disbursing, accounting, administrative, compliance and shareholder services, is allocated directly either to the Funds or to Advisors.

For Advisors’ provision of such administrative, compliance and other services to the Funds under the Administrative Services Agreement, the Funds pay to Advisors at the end of each calendar month the allocated costs of such services as determined under the TIAA-CREF cost allocation methodology then in effect.

Distribution and service arrangements

Teachers Personal Investors Services, Inc. (“TPIS”) distributes each class of Fund shares.

Other Payments by the Funds

In addition to the fees the Funds pay to their transfer agent, TPIS or Advisors, on behalf of the [Investor] Class of the Funds, may enter into agreements with financial intermediaries pursuant to which the Funds will pay financial intermediaries for administrative, networking, recordkeeping, sub-transfer agency and shareholder services. The Funds have adopted a Shareholder Servicing Plan (“Servicing Plan”) with respect to [Investor] Class shares that has been approved by the Board of Trustees that outlines the types of services to be provided to the Funds by these financial intermediaries. The Servicing Plan also provides the maximum rates that the Funds may pay such financial intermediaries, which are generally based on: (1) an annual percentage of the average daily net assets of Fund shareholders serviced by a financial intermediary; and/or (2) a fixed dollar amount for each account serviced by a financial intermediary. The aggregate amount of these payments may be substantial and may vary significantly among intermediaries but will be limited by Advisors’ agreement to reimburse each Fund for total [Investor] Class expenses that exceed certain specified amounts.

Other Payments by TPIS, Advisors or their Affiliates

In addition to the payments from the Funds made to financial intermediaries as previously described, TPIS, Advisors or their affiliates may from time to time make additional payments, out of their own resources, to certain financial intermediaries that sell shares of the TIAA-CREF Funds. These payments are often referred to as “revenue sharing.” These payments may be made in order to promote the sale and retention of Fund shares by intermediaries and their customers. The amounts of these distribution-related revenue sharing payments may vary by financial intermediary and, with respect to a given financial intermediary, are typically calculated by reference to the amount of the financial intermediary’s recent gross sales of TIAA-CREF Fund shares and/or total assets

TIAA-CREF U.S. Equity Funds  ■  Prospectus     89

of TIAA-CREF Funds held by the intermediary’s customers. The level of distribution-related revenue sharing payments that TPIS, Advisors or their affiliates are willing to provide to a particular financial intermediary may be affected by, among other factors, the intermediary’s total assets held in and recent net investments into the TIAA-CREF Funds, the intermediary’s level of participation in TIAA-CREF Fund sales and marketing programs, the intermediary’s compensation program for its registered representatives who sell TIAA-CREF Fund shares and provide services to TIAA-CREF Fund shareholders, and the asset class of the TIAA-CREF Funds for which these payments are provided. The SAI contains additional information about these payments. TPIS may also make payments to financial intermediaries in connection with sales meetings, due diligence meetings, prospecting seminars and other meetings at which TPIS promotes its products and services.

In addition to revenue sharing payments to financial intermediaries related to distribution of the Funds’ shares, Advisors or its affiliates may also make revenue sharing payments out of their own assets to financial intermediaries as compensation for certain recordkeeping, shareholder communications and other account administration services provided to TIAA-CREF Fund shareholders who own their shares through these financial intermediaries’ accounts. These servicing-related revenue sharing payments are in addition to any applicable sub-transfer agency or similar fees paid to these financial intermediaries with respect to these services by the TIAA-CREF Funds out of Fund assets.

The amounts of revenue sharing payments to a financial intermediary could be significant, and may create an incentive for the intermediary or its representatives to recommend or offer shares of the Funds to you. The financial intermediary may elevate the prominence or profile of the Funds within the intermediary’s organization by, for example, placing the Funds on a list of preferred or recommended funds and/or granting TPIS, Advisors and/or their affiliates preferential or enhanced opportunities to promote the Funds in various ways within the intermediary’s organization.

Calculating share price

Each Fund determines its net asset value (“NAV”) per share, or share price, on each day the NYSE is open for business. The NAV for each Fund is calculated as of the time when regular trading closes on the NYSE (generally, 4:00 p.m. Eastern Time or at such earlier time that regular trading on the NYSE closes). The Funds do not price their shares on days that the NYSE is closed. NAV per share for each class is determined by dividing the value of the Fund’s assets attributable to such class, less all liabilities attributable to such class, by the total number of shares of the class outstanding.

If the Funds invest in foreign securities that are primarily listed on foreign exchanges that trade on days when the Funds do not price their shares, the value of the foreign securities in the Funds’ portfolios may change on days when

90     Prospectus  ■  TIAA-CREF U.S. Equity Funds

shareholders will not be able to purchase or redeem Fund shares. The value of a Fund’s investments denominated in foreign currencies is converted to U.S. dollars for purposes of determining a Fund’s NAV.

Each Fund generally uses market quotations or values obtained from independent pricing services to value securities and other instruments held by a Fund. If market quotations or values from independent pricing services are not readily available or are not considered reliable, a Fund will use a security’s “fair value,” as determined in good faith using procedures approved by the Board of Trustees. A Fund may also use fair value if events that have a significant effect on the value of an investment (as determined in Advisors’ sole discretion) occur between the time when its price is determined and the time the Fund’s NAV is calculated. For example, a Fund might use a domestic security’s fair value when the exchange on which the security is principally traded closes early or when trading in the security is halted and does not resume before the Fund’s NAV is calculated. The use of fair value pricing can involve reliance on quantitative models or individual judgment, and may result in changes to the prices of portfolio securities that are used to calculate a Fund’s NAV. Although each Fund fair values portfolio securities on a security-by-security basis, Funds that hold foreign portfolio securities may see their portfolio securities fair valued more frequently than other funds that do not hold foreign securities.

Fair value pricing of equity securities most commonly occurs with securities that are primarily traded outside the United States. This may have the effect of decreasing the ability of market timers to engage in “stale price arbitrage,” which takes advantage of the perceived difference in price from a foreign market closing price.

While using a fair value price for foreign securities is intended to decrease the ability of market timers to make money by exchanging into or out of the Funds to the detriment of longer-term shareholders, it may reduce some of the certainty in pricing obtained by using actual market close prices.

The Funds’ fair value pricing procedures provide, among other things, for the Funds to examine whether to fair value foreign securities when there is a movement in the value of a U.S. market index between the close of one or more foreign markets and the close of the NYSE. For these securities, the Funds use a fair value pricing service approved by the Board of Trustees. This pricing service employs quantitative models to value foreign investments in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE. Fair value pricing is subjective in nature and the use of fair value pricing by a Fund may cause the NAV of the Fund’s shares to differ significantly from the NAV that would have been calculated using market prices at the close of the foreign exchange on which a portfolio security is primarily traded. The Funds also examine the prices of individual securities to determine, among other things, whether the price of such securities reflects fair value at the close of the NYSE based on market movements. In addition, the Funds may fair value

TIAA-CREF U.S. Equity Funds  ■  Prospectus     91

domestic securities when it is believed the last market quotation is not readily available or such quotation does not represent the fair value of that security.

Fixed-income securities, including money market instruments, are valued using market quotations, independent pricing sources or values derived from a pricing matrix that has various types of the applicable fixed-income instrument along one axis and various maturities along the other. The use of a price derived from a pricing matrix is a method of fair value pricing.

Dividends and distributions

Each Fund expects to declare and distribute to shareholders substantially all of its net investment income and net realized capital gains, if any. The amount distributed will vary according to the income received from investments held by a Fund and capital gains realized from the sale of investments. The Growth & Income Fund plans to pay dividends on a quarterly basis. Each other Fund plans to pay dividends on an annual basis.

Each Fund intends to pay net capital gains, if any, annually. Dividends and capital gains can be paid in cash or reinvested. If you have elected to receive your distributions in cash and the distribution amount is less than $10, then the amount will be automatically reinvested in the particular Fund and no check will be issued. If the postal service is unable to deliver checks to your address of record, or the distribution check remains outstanding for six months or more, then the Funds reserve the right to reinvest the distribution check into your account using the particular Fund’s current NAV and to change your distribution option to reinvestment. No interest will accrue on amounts represented by uncashed distribution checks.

Dividends and capital gain distributions paid to shareholders who hold their shares through a TIAA-CREF-administered retirement plan or custody account will automatically be reinvested in additional shares of the same class of the particular Fund. All other shareholders may elect from the following distribution options (barring any restrictions from the intermediary or plan through which such shares are held):

1. Reinvestment Option, Same Fund. Your dividend and capital gain distributions are automatically reinvested in additional shares of the same share class of the Fund. Unless you elect otherwise, this will be your default distribution option.

2. Reinvestment Option, Different Fund. Your dividend and capital gain distributions are automatically reinvested in additional shares of the same share class of another fund in which you already hold shares.

3. Income-Earned Option. Your long-term capital gain distributions are automatically reinvested, but you will be sent a check for each dividend and short-term capital gain distribution.

92     Prospectus  ■  TIAA-CREF U.S. Equity Funds

4. Capital Gains Option. Your dividend and short-term capital gain distributions are automatically reinvested, but you will be sent a check for each long-term capital gain distribution.

5. Cash Option. A check will be sent for your dividend and each capital gain distribution.

On a Fund’s distribution date, the Fund makes distributions on a per share basis to the shareholders who hold and have paid for Fund shares on the record date. The Funds do this regardless of how long the shares have been held. This means that if you buy shares just before or on a record date, you will pay the full price for the shares and then you may receive a portion of the price back as a taxable distribution (see the discussion of “Buying a dividend” below under “Taxes”). Cash distribution checks will be mailed within seven days of the distribution date.

Shareholders who hold their shares through a variable insurance or annuity product, an employee benefit plan or through an intermediary may be subject to restrictions on their distribution payment options imposed by the product, plan or intermediary. Please contact the variable insurance or annuity product issuer or your plan sponsor or intermediary for more details.

Taxes

As with any investment, you should consider how your investment in a Fund will be taxed.

Taxes on dividends and distributions. Unless you are tax-exempt or hold Fund shares in a tax-deferred account, you are subject to federal income tax on dividends and taxable distributions each year. Your dividends and taxable distributions generally are taxable when they are paid, whether you take them in cash or reinvest them. However, distributions declared in October, November or December of a year and paid in January of the following year are taxable as if they were paid on December 31 of the prior year.

For federal tax purposes, income and short-term capital gain distributions from a Fund are taxed as ordinary income, and long-term capital gain distributions are taxed as long-term capital gains. Every January, a statement showing the taxable distributions paid to you in the previous year from a Fund will be sent to you and the Internal Revenue Service (“IRS”) (for taxable accounts only). Whether or not a capital gain distribution is considered long-term or short-term depends on how long the Fund held the securities the sale of which led to the gain.

A portion of ordinary income dividends paid by a Fund to individual investors may constitute “qualified dividend income” that is subject to the same maximum tax rates as long-term capital gains. The portion of a dividend that will qualify for this treatment will depend on the aggregated qualified dividend income received by a Fund. Notwithstanding this, certain holding period requirements with respect to a shareholder’s shares in a Fund may apply to prevent the shareholder from

TIAA-CREF U.S. Equity Funds  ■  Prospectus     93

treating any portion of a dividend as “qualified dividend income.” Additional information about this can be found in the Funds’ SAI.

Taxes on transactions. Unless a transaction involves Fund shares held in a tax-deferred account, redemptions (sales), including exchanges to other funds, may also give rise to capital gains or losses. The amount of any capital gain or loss will be the difference, if any, between the adjusted cost basis of your shares and the price you receive when you sell or exchange them. In general, a capital gain or loss will be treated as a long-term capital gain or loss if you have held your shares for more than one year.

Each Fund is required to report to the IRS and furnish to Fund shareholders the cost basis information for sale transactions of shares purchased on or after January 1, 2012. Shareholders may elect to have one of several cost basis methods applied to their account when calculating the cost basis of shares sold, including average cost, “first-in, first-out” (“FIFO”), or some other specific identification method. Unless you instruct otherwise, each Fund will use average cost as its default cost basis method, and will treat sales as first coming from shares purchased prior to January 1, 2012. If average cost is used for a shareholder’s first sale of the Fund shares covered by these new rules, the shareholder may only use an alternative cost basis method for shares purchased prospectively. Fund shareholders should consult with their tax advisors to determine the best cost basis method for their tax situation.

For shares you sell that were purchased prior to January 1, 2012, you will be sent a statement showing how many shares you sold and at what price. However, the statement will not include cost basis information and will not be furnished to the IRS. You or your tax preparer must determine whether this sale resulted in a capital gain or loss and the amount of tax to be paid on any gain. Be sure to keep your regular account statements; the information they contain will be essential in calculating the amount of your capital gains or losses.

Backup withholding. If you fail to provide a correct taxpayer identification number or fail to certify that it is correct, the Funds are required by law to withhold 28% of all the distributions and redemption proceeds paid from your account. The Funds are also required to begin backup withholding if instructed by the IRS to do so.

Buying a dividend. If you buy shares just before a Fund deducts a distribution from its NAV, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable distribution. This is referred to as “buying a dividend.” For example, assume you bought shares of a Fund for $10.00 per share the day before the Fund paid a $0.25 dividend. After the dividend was paid, each share would be worth $9.75, and, unless you hold your shares through a tax-deferred arrangement such as a 401(a), 401(k) or 403(b) plan or an IRA, you would have to include the $0.25 dividend in your gross income for tax purposes.

Effect of foreign taxes. Foreign governments may impose taxes on a Fund and its investments and these taxes generally will reduce the Funds’ distributions. If

94     Prospectus  ■  TIAA-CREF U.S. Equity Funds

a Fund qualifies to pass through a credit for such taxes paid and elects to do so, an offsetting tax credit or deduction may be available to you if you maintain a taxable account. If so, your tax statement will show more taxable income than was actually distributed by a Fund, but will also show the amount of the available offsetting credit or deduction.

Other restrictions. There are tax requirements that all mutual funds must follow in order to avoid federal taxation. In its effort to adhere to these requirements, a Fund may have to limit its investment in some types of instruments.

Special considerations for certain institutional investors. If you are a corporate investor, a portion of the dividends from net investment income paid by a Fund may qualify for the corporate dividends-received deduction. The portion of the dividends that will qualify for this treatment will depend on the aggregate qualifying dividend income received by a Fund from domestic (U.S.) sources. Certain holding period and debt financing restrictions may apply to corporate investors seeking to claim the deduction.

Taxes related to employee benefit plans or IRAs. Generally, individuals are not subject to federal income tax in connection with shares held (or that are held on their behalf) in participant or custody accounts under Code section 401(a) employee benefit plans (including 401(k) and Keogh plans), Code section 403(b) or 457 employee benefit plans, or IRAs. Distributions from such plan participant or custody accounts may, however, be subject to ordinary income taxation in the year of the distribution. For information about the tax aspects of your plan or IRA or Keogh account, please consult your plan administrator, TIAA-CREF or your tax advisor.

Other tax matters. Certain investments of a Fund, including certain debt instruments, foreign securities and shares of other investment funds, could affect the amount, timing and character of distributions you receive and could cause a Fund to recognize taxable income in excess of the cash generated by such investments (which may require a Fund to liquidate other investments in order to make required distributions).

This information is only a brief summary of certain federal income tax information about your investment in a Fund. The investment may have state, local or foreign tax consequences, and you should consult your tax advisor about the effect of your investment in a Fund in your particular situation. Additional tax information can be found in the Funds’ SAI.

TIAA-CREF U.S. Equity Funds  ■  Prospectus     95

Your account: purchasing, redeeming
or exchanging shares

Share class eligibility

Definitions

Financial Intermediary Accounts. These include accounts held through platforms, programs, plans and other similar entities, as well as omnibus accounts, on behalf of other investors. Additionally, Financial Intermediary Accounts may include, but are not limited to, the following:

• Benefit Plans (as defined below);

• Certain custody accounts sponsored or administered by TIAA-CREF, or by other entities not affiliated with TIAA-CREF, that are established by individuals as IRAs pursuant to section 408 of the Code; and

• Wrap accounts or other such arrangements as may be offered by a financial advisor or other intermediary.

Benefit Plan Accounts. These include accounts sponsored or administered by either TIAA-CREF and its affiliates or by other entities not affiliated with TIAA-CREF and that are established by or on behalf of employers, or the trustees of plans sponsored by employers, in connection with certain employee benefit plans. Such Benefit Plans include those described in sections 401(a) (including 401(k) plans), 403(a), 403(b) or 457 of the Code. Shareholders investing through such Benefit Plans may have to pay additional expenses related to the administration of such plans. The [Investor Class] is not available to SEPs, SAR-SEPs, SIMPLE IRAs, and Keogh plans.

Eligibility

[Investor] Class shares are available for purchase by or through the following types of accounts:

• Financial Intermediary Accounts;

• Other investment companies or pools;

• State-sponsored tuition savings plans (529) or healthcare saving accounts (HSA);

• Insurance company separate accounts advised by or affiliated with Advisors, or other affiliates of TIAA-CREF; and

• Other accounts, entities, programs, plans and categories of shareholders as may be approved by the Funds from time to time.

Account minimums

Currently, there are no minimum account requirements, including initial or subsequent minimum investment requirements, for [Investor] Class shares. The Funds have the discretion to impose initial or subsequent minimum investment requirements at any time without any prior notice to shareholders.

96     Prospectus  ■  TIAA-CREF U.S. Equity Funds

Additional information

The Funds reserve the right to determine in their sole discretion whether any potential investor is eligible to purchase [Investor] Class shares. For more information, please contact your financial intermediary or you may call the Funds at 800 842-2252, Monday through Friday, from 8:00 a.m. to 10:00 p.m. Eastern Time.

The Funds may from time to time, in their discretion, deviate from or vary the processes and procedures outlined below for purchasing, redeeming and exchanging shares.

The Funds are not responsible for any losses due to unauthorized or fraudulent instructions when purchasing, redeeming or exchanging shares as long as the Funds follow reasonable security procedures to verify your identity. It is your responsibility to review and verify the accuracy of your confirmation statements immediately after you receive them.

Purchasing shares

How to open an account through a Financial Intermediary Account or Benefit Plan Account not administered by TIAA-CREF

Your Financial Intermediary or Benefit Plan will have its own instructions and procedures for opening an account and establishing a position within the Funds. If you are enrolling in a Benefit Plan you should first contact your employer to learn important details necessary to facilitate enrollment into the plan. Investors purchasing shares through a Financial Intermediary or a Benefit Plan, may purchase shares only in accordance with instructions and limitations pertaining to their account with such intermediary or plan. These Financial Intermediaries or Benefit Plans may set different minimum investment requirements for their customers’ investments. Please contact your Financial Intermediary or Benefit Plan sponsor for more information.

For Participants in a Benefit Plan Account or Financial Intermediary Account administered by TIAA-CREF

You should first contact your employer to learn important details necessary to facilitate enrollment in a Benefit Plan. Your employer must notify TIAA-CREF that you are eligible to enroll. In many cases, you will be able to use the TIAA-CREF Web Center’s online enrollment feature at www.tiaa-cref.org. Some plans allow submission of a hard-copy application for a new account; this form can be returned to your human resources (HR) office, a TIAA-CREF Relationship Manager or to either of the addresses below:

First-Class or Standard Mail:

TIAA-CREF

PO Box 1259

Charlotte, NC 28262

TIAA-CREF U.S. Equity Funds  ■  Prospectus     97

Overnight Mail:

TIAA-CREF

8500 Andrew Carnegie Blvd

Charlotte, NC 28262

You may allocate single or ongoing contributions by selecting a Fund and the amounts you wish to contribute to that Fund.

Subject to the terms of your plan, you may be eligible to roll over or transfer in balances from other eligible accounts as determined by the Code.

The Funds may suspend or terminate the offering to your employer’s plan. You may be able to change your allocation for future contributions by:

• writing to TIAA-CREF at P.O. Box 1259, Charlotte, NC 28201;

• calling our Automated Telephone Service (24 hours a day) at 800 842-2252; or

• using the TIAA-CREF website’s account access feature at www.tiaa-cref.org.

Other information for Benefit Plans

As a participant in a Benefit Plan, the Funds impose no minimum investment. The Funds do not currently restrict the frequency of investments made in the Funds by participant accounts through Benefit Plans, although the Funds reserve the right to impose such restrictions in the future. If you are investing in the Funds through a Benefit Plan, your employer’s plan may limit the amount and available methods to invest in your participant account. Additionally, the Code limits total annual contributions to most types of Benefit Plans.

Transaction methods for purchases

Purchasing via wire: You may remit initial or subsequent deposits into your account via wire. To open an account by wire please send a completed and signed application by mail as instructed above and then follow the wiring instructions below once you have confirmed the account is open and have the account number.

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

ABA Number (all classes) 011000028

DDA Number 99054546

Specify on the wire:

• “The TIAA-CREF Funds—” and the “Share Class” being purchased. For example, a proper set of wire instructions for an initial or subsequent investment into the [Investor] Class would read as follows: “The TIAA-CREF Funds— [Investor] Class”

• Account registration (names of registered owners), address and Social Security number or taxpayer identification number;

98     Prospectus  ■  TIAA-CREF U.S. Equity Funds

• The Fund account number; and

• The Fund and amount to be invested.

Points to remember for all purchases

The Funds consider all purchase requests to be received when they are received in “good order” as determined by the Funds’ transfer agent (or other authorized Fund agent). (See the section entitled “Important transaction information—Good Order” below.) Your investment must be for a specified dollar amount. The Funds cannot accept purchase requests specifying a certain price, date, or number of shares. These types of requests will be deemed to be not in “good order” and the money you sent will be returned to you. If you hold your shares through a Financial Intermediary Account, such intermediary may have its own independent “good order” and eligibility requirements.

Your ability to purchase shares may be restricted due to limitations on purchases or exchanges, including limitations under the Funds’ Market Timing/Excessive Trading Policy (see below). If you hold your shares through a Financial Intermediary Account, such intermediary may charge you additional fees. Contact your Financial Intermediary to find out if it imposes any other conditions on your transactions, such as a different minimum investment requirement.

Federal law requires the Funds to obtain, verify and record information that identifies each person who opens an account. Until the Funds receive such information, it may not be able to open an account or effect transactions for you. Furthermore, if the Funds are unable to verify your identity, or that of another person authorized to act on your behalf, or if it is believed potential criminal activity has been identified, the Funds reserve the right to take such action as deemed appropriate, which may include closing your account.

Before you can use TIAA-CREF’s Web Center, you must enter your Social Security number, date of birth and active account number. You will then be given an opportunity to create a user name and password. TIAA-CREF’s Web Center will lead you through the transaction process, and the Funds will use reasonable procedures to confirm that the instructions given are genuine. All transactions over TIAA-CREF’s Web Center are recorded electronically.

All purchases must be in U.S. dollars and all checks must be drawn on U.S. banks. The Funds will only accept accounts with a U.S. address of record. The Funds will not accept a P.O. Box as the address of record.

There may be circumstances when the Funds will not accept new investments. The Funds reserve the right to suspend or terminate the offering of its shares at any time without prior notice. The Funds also reserve the right to restrict you from making future purchases in the Funds or any other series of the Trust. In addition, the Funds reserve the right to reject any application or investment or any other specific purchase request.

TIAA-CREF U.S. Equity Funds  ■  Prospectus     99

Redeeming shares

You can redeem (sell) your shares on any business day. If you hold your Fund shares through a Financial Intermediary Account, please contact the intermediary to sell your shares. Your Financial Intermediary may have different requirements and restrictions on redemptions than the Funds. If you hold your Fund shares through a Benefit Plan Account or Financial Intermediary Account administered by TIAA-CREF, the Benefit Plan or Financial Intermediary may impose further restrictions on the sale of Fund shares.

If you hold your shares through a Benefit Plan Account or Financial Intermediary Account administered by TIAA-CREF, you may be required to complete and return certain forms to effect your redemption. Before you complete your redemption request, please make sure you understand the possible federal and other income tax consequences of a redemption. Neither the Funds nor their transfer agent can process redemption requests that specify a certain price or date; these requests will be deemed not in “good order” and will be returned. (See the section entitled “Important transaction information—Good Order” below.)

Usually, the Funds send redemption proceeds on the next business day after the Funds receive a redemption request in “good order” as determined by the Funds’ transfer agent (or other authorized Fund agent), and not later than seven days afterwards.

If a redemption is requested after a recent purchase of shares, the Funds may delay payment of the redemption proceeds until the check or an electronic funds transfer transaction clears. This can take up to 10 days.

The Funds can postpone payment if: (a) the NYSE is closed for other than usual holidays or weekends, or trading on the NYSE is restricted; (b) an emergency exists as defined by the SEC, or when the SEC requires that trading be restricted; or (c) the SEC permits a delay for the protection of investors.

The Funds reserve the right to require a Medallion Signature Guarantee for a redemption. The Funds can suspend or terminate your ability to transact by telephone, Internet, or by fax at any time, for any reason.

Once mailed to the Funds, your redemption request is irrevocable and cannot be modified or canceled.

For participants holding shares through a Benefit Plan Account

A redemption can be part of an exchange into (1) another fund available through your Benefit Plan or, (2) another account or IRA.

If you are married, and all or part of your investment is attributable to purchases made under either (i) an employer plan subject to the Employee Retirement Income Security Act of 1974 (“ERISA”) or (ii) an employer plan that provides for spousal rights to benefits, then to the extent required by the Code or ERISA or the terms of your employer plan, your rights to make certain redemptions may be restricted by the rights of your spouse to such benefits.

100     Prospectus  ■  TIAA-CREF U.S. Equity Funds

Transaction methods for redemptions

For all Accounts

In-kind redemptions of shares: Certain large redemptions of Fund shares may be detrimental to a Fund’s other shareholders because such redemptions can adversely affect a portfolio manager’s ability to implement the Fund’s investment strategy by causing premature sale of portfolio securities that would otherwise be held. Consequently, if, in any 90 day period, an investor redeems (sells) shares in an amount that exceeds the lesser of (i) $250,000 or (ii) 1% of a Fund’s assets, then the Fund, at its sole discretion, has the right (without prior notice) to satisfy the difference between the redemption amount and the lesser of the two previously mentioned figures with securities from the Fund’s portfolio instead of cash. This is referred to as a “distribution in-kind” redemption and the securities you receive in this manner represent a portion of the Fund’s entire portfolio. The securities you receive will be selected by the Fund in its discretion. The investor receiving the securities will be responsible for disposing of the securities and bearing any associated costs, and related market and other risks of holding securities.

For Benefit Plan or other Financial Intermediary Accounts administered by TIAA-CREF

By mail: Send your written request to the appropriate address as described in the section entitled “Purchasing shares” above.

Over the Internet: Shares held through a Benefit Plan Account or Financial Intermediary Account administered by TIAA-CREF can be redeemed over the Internet subject to any rules imposed by the Benefit Plan or Financial Intermediary. TIAA-CREF’s Web Center can be accessed through TIAA-CREF’s homepage at www.tiaa-cref.org. Before you can use the Web Center, you must enter your Social Security number, date of birth and active account number. The Funds will use reasonable procedures to confirm that the instructions given are genuine. All transactions over the Web Center are recorded electronically.

By telephone: Participants holding shares through a Benefit Plan Account or Financial Intermediary Account administered by TIAA-CREF can call the appropriate number provided in the section entitled “Purchasing shares” above. If you do not want to be able to redeem by telephone, contact either your TIAA-CREF Relationship Manager or Financial Intermediary.

• Participants holding shares through a Benefit Plan or other account administered by TIAA-CREF can redeem up to $50,000 every seven calendar days or any greater amount as approved from time to time.

By systematic redemption plan: TIAA will automatically redeem the requested dollar amount or number of shares held in a Benefit Plan Account or Financial Intermediary Account administered by TIAA-CREF on any business day between the 1st and 28th of the month. If the days selected are not business days,

TIAA-CREF U.S. Equity Funds  ■  Prospectus     101

shares will be redeemed on the following business day. Redemptions will be made via check or electronic transfer to your bank.

All owners of an account must sign the systematic redemption plan request. Similarly, all owners must sign any request to increase the amount or frequency of the systematic redemptions or a request for payments to be sent to an address other than the address of record. A Medallion Signature Guarantee may be required for this address change. TIAA can terminate the systematic redemption plan option at any time, although TIAA will notify you if this occurs. You can terminate the plan or reduce the amount or frequency of the redemptions by writing or by calling TIAA or through the TIAA-CREF Web Center. Requests to establish, terminate, or change the amount or frequency of redemptions will become effective within five days after the Funds receive your instructions.

Exchanging shares

Overview

An exchange is a simultaneous redemption of shares in a Fund and a purchase of shares in another fund or series of the Trust. Investors can exchange shares on any business day subject to limitations (i) described in the section entitled “Market timing/excessive trading policy” below, (ii) imposed by your Financial Intermediary or (iii) any limitations under your employer’s Benefit Plan. Shareholders who own shares through a Benefit Plan Account or Financial Intermediary Account should contact the plan or intermediary for exchange requests.

Exchanges between accounts can be made only if the accounts are registered in the same name(s), address and Social Security number or taxpayer identification number. Because restrictions may apply to certain accounts or plans, you should contact your Financial Intermediary or Benefit Plan representative for further information. An exchange is considered a sale of securities and therefore may be a taxable event.

In the case of shares held through a Benefit Plan Account or Financial Intermediary Account administered by TIAA-CREF, exchanges must generally be for at least $1,000 (except for systematic exchanges, which must be for at least $100) or your entire balance, if it is less.

Make sure you understand the investment objective, policies, strategies and risks disclosed in the prospectus of the fund into which you exchange shares. The exchange option is not designed to allow you to time the market. It gives you a convenient way to adjust the balance of your account so that it more closely matches your overall investment objectives and risk tolerance level.

The Funds reserve the right to reject any exchange request and to modify or terminate the exchange option at any time without prior notice to shareholders. The Funds may do this, in particular, when your transaction activity is deemed to be harmful to the Funds, including if it is considered to be market timing activity.

Once made, an exchange request by mail cannot be modified or cancelled.

102     Prospectus  ■  TIAA-CREF U.S. Equity Funds

Transaction methods for exchanges

If your shares are held through a Benefit Plan or Financial Intermediary Account, please contact the plan or intermediary for exchange requirements. Investors holding shares through Accounts administered by TIAA-CREF may exchange:

Over the Internet: If your Account is administered through TIAA-CREF you can exchange shares using TIAA-CREF’s Web Center, which can be accessed through TIAA-CREF’s homepage at www.tiaa-cref.org.

By mail: Send your written request to the appropriate address as described in the section entitled “Purchasing shares” above. The letter must include your name, address, and the funds and Accounts you want to exchange between.

By telephone: Please call 800 842-2252.

By systematic exchange: Under this feature, TIAA-CREF automatically redeems shares in a Fund and purchases shares in another fund or series of the Trust as specified by the applicable agreement. For all systematic exchanges, you must specify the dollar amount and the funds involved in the exchange. If you want to set up a systematic exchange, contact TIAA-CREF. You can terminate the plan or change the amount or frequency of the exchanges by writing or calling the number identified in the section entitled “Purchasing shares” above. Requests to establish, terminate, or change the amount or frequency of exchanges will become effective within five days after TIAA-CREF receives your instructions. All account owners must sign the systematic exchange request. Similarly, all account owners must sign any request to increase the amount or frequency of systematic exchanges.

Conversion of shares—applicable to all investors

A share conversion is a transaction where shares of one class of a Fund are exchanged for shares of another class of the Fund. Share conversions can occur between each share class of a Fund. Generally, share conversions occur where a shareholder becomes eligible for another share class of a Fund or no longer meets the eligibility of the share class they own (and another class exists for which they would be eligible). Please note that a share conversion is generally a non-taxable event, but please consult with your personal tax advisor on your particular circumstances.

A request for a share conversion will not be processed until it is received in “good order” (as defined below) by the Funds’ transfer agent (or other authorized Fund agent). Conversion requests received in “good order” prior to the close of the NYSE (generally 4:00 p.m. Eastern Time) on a day the NYSE is open will receive the NAV of the new class calculated that day. Please note that, because the NAV of each class of a Fund will generally vary from the NAVs of the other classes due to differences in expenses, you will receive a different number of shares in the new class than you held in the old class, but the total value of your holdings will remain the same.

TIAA-CREF U.S. Equity Funds  ■  Prospectus     103

The Funds' market timing policies will not be applicable to share conversions. Please contact the Financial Intermediary or Benefit Plan through which you hold your Fund shares for more information on share conversions. Please note that certain intermediaries or plan sponsors may not permit all types of share conversions. The Funds reserve the right to terminate, suspend or modify the share conversion privilege for any shareholder or group of shareholders.

Voluntary conversions

If you believe that you are eligible to convert your Fund shares to another class, you may place an order for a share conversion by contacting your Relationship Manager. Please contact the Financial Intermediary or Benefit Plan through which you hold your Fund shares regarding conversions. Please be sure to read the applicable sections of the prospectus for the new class in which you wish to convert prior to such a conversion in order to learn more about its different features, performance and expenses. Neither the Funds nor Advisors has any responsibility for reviewing accounts and/or contacting shareholders to apprise them that they may qualify to request a voluntary conversion. Some Financial Intermediaries or Benefit Plans may not allow investors who own Fund shares through them to make share conversions.

Mandatory conversions

The Funds reserve the right to automatically convert shareholders from one class to another if they no longer qualify as eligible for their existing class or if they become eligible for another class. Such mandatory conversions may be as a result of a change in value of an account due to market movements, exchanges or redemptions. The Funds will notify affected shareholders in writing prior to any mandatory conversion.

Important transaction information

Good Order. Purchase, redemption and exchange requests are not processed until received in good order by the Funds’ transfer agent at its processing center (or by another authorized Fund agent). “Good order” means actual receipt of the order along with all information and supporting legal documentation necessary to effect the transaction by the Funds’ transfer agent (or other authorized Fund agent). This information and documentation generally includes the Fund account number, the transaction amount (in dollars or shares), signatures of all account owners exactly as registered on the account and any other information or supporting documentation as the Funds, their transfer agent or other authorized Fund agent may require. With respect to purchase requests, “good order” also generally includes receipt of sufficient funds by the Funds’ transfer agent (or other authorized Fund agent) to effect the purchase. The Funds, their transfer agent or any other authorized Fund agent may, in their sole discretion, determine whether any particular transaction request is in good order and reserve the right to change or waive any good order requirement at any time.

104     Prospectus  ■  TIAA-CREF U.S. Equity Funds

Financial intermediaries or plan sponsors may have their own requirements for considering transaction requests to be in “good order.” If you hold your shares through a financial intermediary or plan sponsor, please contact them for their specific “good order” requirements.

Share Price. If the Funds’ transfer agent (or other authorized Fund agent) receives an order to purchase, redeem or exchange shares that is in good order anytime before close of regular trading on the NYSE (usually 4:00 p.m. Eastern Time), the transaction price will be the NAV per share for that day. If the Funds’ transfer agent (or other authorized Fund agent) receives an order to purchase, redeem or exchange shares that is in good order anytime after the NYSE closes, the transaction price will be the NAV per share calculated the next business day.

The Financial Intermediary or Benefit Plan through which you hold your shares may require you to communicate to it any purchase, redemption or exchange request by a specified deadline earlier than 4:00 p.m. Eastern Time in order to receive that day’s NAV per share as the transaction price.

Large Redemptions—Applicable to All Investors. Please contact the Funds before attempting to redeem a large dollar amount of shares (including exchange requests since they include redemption transactions). Large redemptions of Fund shares may be detrimental to the Funds’ other shareholders because such transactions can adversely affect a portfolio manager’s ability to efficiently manage the Funds. By contacting the Funds before you attempt to redeem a large dollar amount, you may avoid in-kind payment of your request.

Taxpayer Identification Number. Regardless of whether you hold your Fund shares directly or through a Financial Intermediary, you must give the Funds your taxpayer identification number (which, for most individuals, is your Social Security number) and tell the Funds whether or not you are subject to backup withholding. If you do not furnish your taxpayer identification number, redemptions or exchanges of shares, as well as dividends and capital gains distributions, will be subject to backup tax withholding. In addition, if you hold Fund shares directly and do not furnish your taxpayer identification number, then your account application will be rejected and returned.

Changing Your Address. To change the address on an account, please send the Funds a written notification.

Medallion Signature Guarantee. For some transaction requests (for example, when you are redeeming shares within 14 days (for participants holding shares through a plan or account administered by TIAA-CREF) of changing your address, bank or bank account or adding certain new services to an existing account), the Funds may require a Medallion Signature Guarantee of each owner of record of an account. This requirement is designed to protect you and the Funds from fraud, and to comply with rules on stock transfers. A Medallion Signature Guarantee is a written endorsement from an eligible guarantor institution that the signature(s) on the written request is (are) valid. Certain commercial banks, trust companies, savings associations, credit unions and members of U.S. stock exchanges participate in the Medallion Signature Guarantee program. No other

TIAA-CREF U.S. Equity Funds  ■  Prospectus     105

form of signature verification will be accepted. A notary public cannot provide a signature guarantee. For more information about when a Medallion Signature Guarantee may be required, please contact your Financial Intermediary or Benefit Plan.

Transferring Shares. For certain share classes, you can transfer ownership of your account to another person or organization that also qualifies to own the class of shares or change the name on your account by sending the Funds written instructions. Generally, each registered owner of the account must sign the request and provide Medallion Signature Guarantees. When you change the name on an account, shares in that account are transferred to a new account.

Limitations. Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require the Funds to block an account owner’s ability to make certain transactions and thereby refuse to accept a purchase order or any request for transfers or withdrawals, until instructions are received from the appropriate regulator. The Funds may also be required to provide additional information about you and your account to government regulators.

Customer Complaints. Customer complaints may be directed to TIAA-CREF Funds, 730 Third Avenue, New York, NY 10017-3206, Mail Stop 730/07/01, Attention: Director, Distribution Operation Services.

TIAA-CREF Web Center and Telephone Transactions. The Funds are not liable for losses from unauthorized TIAA-CREF Web Center and telephone transactions so long as reasonable procedures designed to verify the identity of the person effecting the transaction are followed. The Funds require the use of personal identification numbers, codes and other procedures designed to reasonably confirm that instructions given through TIAA-CREF’s Web Center or by telephone are genuine. The Funds also tape record telephone instructions and provide written confirmations of such instructions. The Funds accept all telephone instructions that are reasonably believed to be genuine and accurate. However, you should verify the accuracy of your confirmation statements immediately after you receive them. The Funds may suspend or terminate Internet or telephone transaction facilities at any time, for any reason. If you do not want to be able to effect transactions over the telephone, call the Funds for instructions.

Market timing/excessive trading policy—applicable to all investors

There are shareholders who may try to profit from making transactions back and forth among the Funds and other funds in an effort to “time” the market. As money is shifted in and out of a Fund, the Fund may incur transaction costs, including, among other things, expenses for buying and selling securities. These costs are borne by all Fund shareholders, including long-term investors who do not generate these costs. In addition, market timing can interfere with efficient portfolio management and cause dilution if timers are able to take advantage of

106     Prospectus  ■  TIAA-CREF U.S. Equity Funds

pricing inefficiencies. Consequently, the Funds are not appropriate for such market timing and you should not invest in the Funds if you want to engage in market timing activity.

The Board of Trustees has adopted policies and procedures to discourage this market timing activity. Under these policies and procedures, if, within a 60 calendar day period, a shareholder redeems or exchanges any monies out of a Fund, subsequently purchases or exchanges any monies back into the same Fund and then redeems or exchanges any monies out of that Fund, the shareholder will not be permitted to transfer back into the Fund through a purchase or exchange for 90 calendar days.

These market timing policies and procedures will not be applied to certain types of transactions like reinvestments of dividends and capital gains distributions, systematic withdrawals, systematic purchases, automatic rebalancings, death and hardship withdrawals, certain transactions made within a retirement or employee benefit plan, such as contributions, mandatory distributions, loans and plan sponsor-initiated transactions, and other types of transactions specified by the Fund. In addition, the market timing policies and procedures will not apply to certain tuition (529) plan programs, funds of funds, wrap programs, asset allocation programs and other similar programs that are approved by the Funds.

A Fund may also waive the market timing policies and procedures when it is believed that such waiver is in a Fund’s best interest, including but not limited to when it is determined that enforcement of these policies and procedures is not necessary to protect the Fund from the effects of short-term trading.

The Funds also reserve the right to reject any purchase or exchange request, including when it is believed that a request would be disruptive to a Fund’s efficient portfolio management. The Funds also may suspend or terminate your ability to transact by telephone, fax or Internet for any reason, including the prevention of market timing activity. A purchase or exchange request could be rejected or electronic trading privileges could be suspended because of the timing or amount of the investment or because of a history of excessive trading by the investor. Because the Funds have discretion in applying this policy, it is possible that similar transaction activity could be handled differently because of the surrounding circumstances.

Each Fund’s portfolio securities are fair valued, as necessary (most frequently with respect to international holdings), to help ensure that a portfolio security’s true value is reflected in the Fund’s NAV, thereby minimizing any potential stale price arbitrage.

The Funds seek to apply their market timing policies and procedures uniformly to all shareholders, and not to make exceptions with respect to these policies and procedures (beyond the exemptions noted above). The Funds make reasonable efforts to apply these policies and procedures to shareholders who own shares through omnibus accounts. However, an intermediary’s omnibus accounts, by their nature, do not initially identify their individual investors to the

TIAA-CREF U.S. Equity Funds  ■  Prospectus     107

Funds, thereby making it more difficult for the Funds to identify market timing activity by such individual investors. At times, the Funds may agree to defer to an intermediary’s market timing policy if the Funds believe that the intermediary’s policy provides comparable protection of Fund shareholders’ interests. The Funds have the right to modify their market timing policies and procedures at any time without advance notice. These efforts may include requesting transaction data from intermediaries from time to time to verify whether a Fund’s policies are being followed and/or to instruct intermediaries to take action against shareholders who have violated a Fund’s market timing policies.

The Funds are not appropriate for market timing. You should not invest in the Funds if you want to engage in market timing activity.

Shareholders seeking to engage in market timing may deploy a variety of strategies to avoid detection, and, despite efforts to discourage market timing, there is no guarantee that the Funds or their agents will be able to identify such shareholders or curtail their trading practices.

If you invest in the Funds through an intermediary, including through a retirement or employee benefit plan, you may be subject to additional market timing or excessive trading policies implemented by the intermediary or plan. Please contact your intermediary or plan sponsor for more details.

Electronic prospectuses

If you received this Prospectus electronically and would like a paper copy, please contact the Funds and one will be sent to you.

108     Prospectus  ■  TIAA-CREF U.S. Equity Funds

The Russell 1000® Growth, 1000® Value, 2000® Growth, 3000® Growth, Mid-Cap® Growth and Mid-Cap® Value Indexes are a trademark/service mark of the Russell Investment Group. The Russell Investment Group is the owner of the copyrights relating to the Russell Indexes and is the source and owner of the data contained or reflected in the performance values relating to the Russell Indexes. The Funds are not promoted by, nor in any way affiliated with, the Russell Investment Group. The Russell Investment Group is not responsible for and has not reviewed the Funds nor any associated literature or publications and the Russell Investment Group makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

Russell’s publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based. russell makes no representation, warranty or guarantee as to the accuracy, completeness, reliability or otherwise of the russell indexes or any data included in the russell indexes. russell makes no representation, warranty or guarantee regarding the use or the results of use of the russell indexes or any data included therein, or any securities (or combination thereof) comprising the russell indexes. russell makes no other express or implied warranty, and expressly disclaims any warranty, of any kind, including without limitation, any warranty of merchantability or fitness for a particular purpose with respect to the russell index(es) or any data or any security (or combination thereof) included therein.

Additional information about index providers

The S&P 500® Index is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by the Funds. The Funds are not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Funds.

Glossary

Code: The Internal Revenue Code of 1986, as amended, including any applicable regulations and Revenue Rulings.

Duration: Duration is a measure of volatility in the price of a bond in response to a change in prevailing interest rates, with a longer duration indicating more volatility. It can be understood as the weighted average of the time to each coupon and principal payment of such a security. For an investment portfolio of fixed-income securities, duration is the weighted average of each security’s

TIAA-CREF U.S. Equity Funds  ■  Prospectus     109

duration. For example, the price of a bond with a duration of two years will rise (fall) two percent for every one percent decrease (increase) in its interest rate.

Equity Investments: Primarily, common stock, preferred stock and securities convertible or exchangeable into common stock, including convertible debt securities, convertible preferred stock and warrants or rights to acquire common stock.

Fixed-Income or Fixed-Income Investments: Primarily, bonds and notes (such as corporate and government debt obligations), mortgage-backed securities, asset-backed securities, and structured securities that generally pay fixed or variable rates of interest; debt obligations issued at a discount from face value (i.e., that have an imputed rate of interest); non-interest-bearing debt securities (i.e., zero coupon bonds); and other non-equity securities that pay dividends.

Foreign Investments: Foreign investments may include securities of foreign issuers, securities or contracts traded or acquired in non-U.S. markets or on non-U.S. exchanges, or securities or contracts payable or denominated in non-U.S. currencies. Obligations issued by U.S. companies in non-U.S. currencies are not considered to be foreign investments.

Foreign Issuers: Foreign issuers generally include (1) companies whose securities are principally traded outside of the United States, (2) companies having their principal business operations outside of the United States,
(3) companies organized outside the United States, and (4) foreign governments and agencies or instrumentalities of foreign governments.

Investment-Grade: A fixed-income security is investment-grade if it is rated in the four highest categories by a nationally recognized statistical rating organization (“NRSRO”) or an unrated security that Advisors determines is of comparable quality.

U.S. Government Securities: Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

Financial highlights

The Financial highlights table is intended to help you understand the financial performance of each class of shares of the Funds for the past five years (or, if the class has not been in operation for five years, since commencement of operations of that class). Certain information reflects financial results for a single share of the Fund. The total returns in the table show the rates that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions).

Please note that since the [Investor] Class of the Funds is newly-operational, no financial highlights information is available for it at this time, but information for the existing classes is reflected in the tables. Because the the Social Choice

110     Prospectus  ■  TIAA-CREF U.S. Equity Funds

Low Carbon Equity Fund is newly operational, no financial highlights information for this Fund is currently available.

PricewaterhouseCoopers LLP serves as the Funds’ independent registered public accounting firm and has audited the financial statements of each of the Funds for each of the periods presented. Its report appears in the Funds’ Annual Report, which is available without charge upon request.

TIAA-CREF U.S. Equity Funds  ■  Prospectus     111

Financial highlights

Enhanced Large-Cap Growth Index Fund

			Selected per share data
				Gain (loss) from investment operations
								Less distributions from
	For the period or year ended		Net asset value, beginning of period	Net investment income (loss)	[a]	Net realized & unrealized gain (loss) on total investments	Total gain (loss) from investment operations	Net investment income	Net realized gains
Institutional Class
	10/31/14		$ 11.53	$ 0.14		$ 1.44	$ 1.58	$ (0.12)	$ (0.80)
	10/31/13		9.65	0.14		2.22	2.36	(0.12)	(0.36)
	10/31/12		9.54	0.11		0.93	1.04	(0.10)	(0.83)
	10/31/11		9.05	0.10		0.86	0.96	(0.09)	(0.38)
	10/31/10	†	8.63	0.00	[d]	0.42	0.42	—	—
	9/30/10		7.77	0.10		0.85	0.95	(0.09)	—

[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[d]	Amount represents less than $0.01 per share.
†	Amounts shown are for the one-month period ended October 31, 2010 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to October 31.

112     Prospectus  ■  TIAA-CREF U.S. Equity Funds

 (continued)

				Ratios and supplemental data

					Ratios to average net assets
Total dividends and distributions	Net asset value, end of period	Total return		Net assets at end of period (in thousands)	Gross expenses		Net expenses		Net investment income (loss)		Portfolio turnover rate

$ (0.92)	$12.19	14.75%		$1,785,221	0.35%		0.35%		1.22%		105%
(0.48)	11.53	25.73		1,471,091	0.37		0.37		1.34		104
(0.93)	9.65	12.07		1,007,636	0.38		0.38		1.16		150
(0.47)	9.54	10.78		818,884	0.38		0.37		1.05		121
—	9.05	4.87	[b]	777,478	0.47	[c]	0.40	[c]	0.41	[c]	8	[b]
(0.09)	8.63	12.22		737,787	0.40		0.39		1.21		130

TIAA-CREF U.S. Equity Funds  ■  Prospectus     113

Financial highlights

Enhanced Large-Cap Value Index Fund

			Selected per share data
				Gain (loss) from investment operations
								Less distributions from
	For the period or year ended		Net asset value, beginning of period	Net investment income (loss)	[a]	Net realized & unrealized gain (loss) on total investments	Total gain (loss) from investment operations	Net investment income	Net realized gains
Institutional Class
	10/31/14		$ 10.64	$ 0.17		$ 1.23	$ 1.40	$ (0.16)	$ (0.70)
	10/31/13		8.64	0.18		2.20	2.38	(0.19)	(0.19)
	10/31/12		8.01	0.17		0.94	1.11	(0.15)	(0.33)
	10/31/11		7.72	0.15		0.32	0.47	(0.11)	(0.07)
	10/31/10	†	7.48	0.01		0.23	0.24	—	—
	9/30/10		7.10	0.14		0.36	0.50	(0.12)	—

[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
†	Amounts shown are for the one-month period ended October 31, 2010 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to October 31.

114     Prospectus  ■  TIAA-CREF U.S. Equity Funds

 (continued)

				Ratios and supplemental data

					Ratios to average net assets
Total dividends and distributions	Net asset value, end of period	Total return		Net assets at end of period (in thousands)	Gross expenses		Net expenses		Net investment income (loss)		Portfolio turnover rate

$ (0.86)	$11.18	14.29%		$1,723,933	0.35%		0.35%		1.63%		91%
(0.38)	10.64	28.65		1,415,633	0.36		0.36		1.86		80
(0.48)	8.64	14.73		1,050,177	0.38		0.38		2.12		87
(0.18)	8.01	6.19		800,221	0.38		0.37		1.79		114
—	7.72	3.21	[b]	752,004	0.47	[c]	0.40	[c]	1.44	[c]	10	[b]
(0.12)	7.48	7.12		726,396	0.40		0.39		1.87		54

TIAA-CREF U.S. Equity Funds  ■  Prospectus     115

Financial highlights

Growth & Income Fund

			Selected per share data
				Gain (loss) from investment operations
								Less distributions from
	For the period or year ended		Net asset value, beginning of period	Net investment income (loss)	[a]	Net realized & unrealized gain (loss) on total investments	Total gain (loss) from investment operations	Net investment income	Net realized gains
Institutional Class
	10/31/14		$ 12.64	$ 0.13		$ 1.64	$ 1.77	$ (0.14)	$ (1.31)
	10/31/13		10.34	0.15		2.76	2.91	(0.16)	(0.45)
	10/31/12		9.21	0.13		1.22	1.35	(0.14)	(0.08)
	10/31/11		8.53	0.10		0.68	0.78	(0.10)	—
	10/31/10	†	8.22	0.00	[d]	0.31	0.31	—	—
	9/30/10		7.83	0.10		0.39	0.49	(0.10)	—

Premier Class
	10/31/14		12.65	0.11		1.63	1.74	(0.12)	(1.31)
	10/31/13		10.35	0.14		2.75	2.89	(0.14)	(0.45)
	10/31/12		9.21	0.12		1.23	1.35	(0.13)	(0.08)
	10/31/11		8.53	0.09		0.68	0.77	(0.09)	—
	10/31/10	†	8.23	0.00	[d]	0.30	0.30	—	—
	9/30/10		7.83	0.09		0.40	0.49	(0.09)	—

Retirement Class
	10/31/14		12.79	0.10		1.66	1.76	(0.11)	(1.31)
	10/31/13		10.46	0.13		2.78	2.91	(0.13)	(0.45)
	10/31/12		9.31	0.11		1.24	1.35	(0.12)	(0.08)
	10/31/11		8.62	0.08		0.69	0.77	(0.08)	—
	10/31/10	†	8.31	0.00	[d]	0.31	0.31	—	—
	9/30/10		7.91	0.08		0.40	0.48	(0.08)	—

Retail Class
	10/31/14		15.55	0.12		2.04	2.16	(0.09)	(1.31)
	10/31/13		12.59	0.14		3.38	3.52	(0.11)	(0.45)
	10/31/12		11.16	0.12		1.49	1.61	(0.10)	(0.08)
	10/31/11		10.32	0.10		0.82	0.92	(0.08)	—
	10/31/10	†	9.95	0.00	[d]	0.37	0.37	—	—
	9/30/10		9.45	0.10		0.48	0.58	(0.08)	—

[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[d]	Amount represents less than $0.01 per share.
†	Amounts shown are for the one-month period ended October 31, 2010 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to October 31.

116     Prospectus  ■  TIAA-CREF U.S. Equity Funds

 (continued)

				Ratios and supplemental data

					Ratios to average net assets
Total dividends and distributions	Net asset value, end of period	Total return		Net assets at end of period (in thousands)	Gross expenses		Net expenses		Net investment income (loss)		Portfolio turnover rate

$ (1.45)	$12.96	15.48%		$2,893,199	0.44%		0.44%		1.06%		98%
(0.61)	12.64	29.53		2,307,313	0.45		0.45		1.35		146
(0.22)	10.34	14.83		1,547,720	0.46		0.46		1.33		111
(0.10)	9.21	9.20		1,105,465	0.47		0.47		1.09		116
—	8.53	3.77	[b]	684,913	0.53	[c]	0.52	[c]	0.42	[c]	13	[b]
(0.10)	8.22	6.27		600,386	0.48		0.48		1.23		126

(1.43)	12.96	15.30		174,273	0.59		0.59		0.92		98
(0.59)	12.65	29.20		169,367	0.60		0.60		1.23		146
(0.21)	10.35	14.77		152,950	0.61		0.61		1.20		111
(0.09)	9.21	9.03		126,358	0.62		0.62		0.95		116
—	8.53	3.65	[b]	112,196	0.68	[c]	0.67	[c]	0.22	[c]	13	[b]
(0.09)	8.23	6.25		72,282	0.64		0.64		1.07		126

(1.42)	13.13	15.26		687,630	0.69		0.69		0.82		98
(0.58)	12.79	29.05		623,206	0.70		0.70		1.12		146
(0.20)	10.46	14.61		528,574	0.71		0.71		1.08		111
(0.08)	9.31	8.92		393,410	0.72		0.72		0.86		116
—	8.62	3.73	[b]	513,285	0.78	[c]	0.77	[c]	0.18	[c]	13	[b]
(0.08)	8.31	6.07		545,887	0.73		0.73		0.98		126

(1.40)	16.31	15.12		960,469	0.76		0.76		0.75		98
(0.56)	15.55	28.98		857,921	0.79		0.79		1.03		146
(0.18)	12.59	14.52		674,389	0.82		0.82		0.99		111
(0.08)	11.16	8.90		569,318	0.72		0.72		0.85		116
—	10.32	3.72	[b]	501,950	0.75	[c]	0.74	[c]	0.20	[c]	13	[b]
(0.08)	9.95	6.17		487,427	0.66		0.66		1.04		126

TIAA-CREF U.S. Equity Funds  ■  Prospectus     117

Financial highlights

Large-Cap Growth Fund

			Selected per share data
				Gain (loss) from investment operations
								Less distributions from
	For the period or year ended		Net asset value, beginning of period	Net investment income (loss)	[a]	Net realized & unrealized gain (loss) on total investments	Total gain (loss) from investment operations	Net investment income	Net realized gains
Institutional Class
	10/31/14		$ 15.11	$ 0.06		$ 2.54	$ 2.60	$ (0.06)	$ (1.04)
	10/31/13		11.65	0.08		3.75	3.83	(0.05)	(0.32)
	10/31/12		10.64	0.05		1.09	1.14	(0.03)	(0.10)
	10/31/11		9.91	0.04		0.72	0.76	(0.03)	—
	10/31/10	†	9.38	0.00	[d]	0.53	0.53	—	—
	9/30/10		8.51	0.04		0.88	0.92	(0.05)	—

Premier Class
	10/31/14		15.10	0.03		2.53	2.56	(0.04)	(1.04)
	10/31/13		11.63	0.06		3.76	3.82	(0.03)	(0.32)
	10/31/12		10.62	0.04		1.09	1.13	(0.02)	(0.10)
	10/31/11		9.90	0.02		0.73	0.75	(0.03)	—
	10/31/10	†	9.38	0.00	[d]	0.52	0.52	—	—
	9/30/10		8.51	0.02		0.90	0.92	(0.05)	—

Retirement Class
	10/31/14		15.04	0.02		2.53	2.55	(0.03)	(1.04)
	10/31/13		11.60	0.04		3.75	3.79	(0.03)	(0.32)
	10/31/12		10.60	0.03		1.08	1.11	(0.01)	(0.10)
	10/31/11		9.87	0.01		0.73	0.74	(0.01)	—
	10/31/10	†	9.35	0.00	[d]	0.52	0.52	—	—
	9/30/10		8.48	0.02		0.88	0.90	(0.03)	—

Retail Class
	10/31/14		15.06	0.00	[d]	2.53	2.53	0.00 [d]	(1.04)
	10/31/13		11.61	0.03		3.74	3.77	0.00 [d]	(0.32)
	10/31/12		10.61	0.01		1.09	1.10	0.00 [d]	(0.10)
	10/31/11		9.89	0.01		0.72	0.73	(0.01)	—
	10/31/10	†	9.37	0.00	[d]	0.52	0.52	—	—
	9/30/10		8.49	0.02		0.89	0.91	(0.03)	—

[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[d]	Amount represents less than $0.01 per share.
†	Amounts shown are for the one-month period ended October 31, 2010 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to October 31.

118     Prospectus  ■  TIAA-CREF U.S. Equity Funds

 (continued)

				Ratios and supplemental data

					Ratios to average net assets
Total dividends and distributions	Net asset value, end of period	Total return		Net assets at end of period (in thousands)	Gross expenses		Net expenses		Net investment income (loss)	Portfolio turnover rate

$ (1.10)	$16.61	18.18%		$2,140,596	0.46%		0.46%		0.37%	96%
(0.37)	15.11	33.71		1,581,268	0.46		0.46		0.61	102
(0.13)	11.65	10.95		1,082,094	0.47		0.47		0.48	148
(0.03)	10.64	7.71		843,064	0.48		0.48		0.34	160
—	9.91	5.65	[b]	542,509	0.58	[c]	0.52	[c]	(0.22)[c]	18	[b]
(0.05)	9.38	10.82		497,251	0.50		0.50		0.45	214

(1.08)	16.58	17.91		9,194	0.61		0.61		0.21	96
(0.35)	15.10	33.68		5,110	0.62		0.62		0.48	102
(0.12)	11.63	10.72		4,288	0.63		0.63		0.35	148
(0.03)	10.62	7.55		10,205	0.63		0.63		0.20	160
—	9.90	5.54	[b]	6,771	0.73	[c]	0.67	[c]	(0.36)[c]	18	[b]
(0.05)	9.38	10.78		4,650	0.66		0.66		0.26	214

(1.07)	16.52	17.89		102,990	0.71		0.71		0.13	96
(0.35)	15.04	33.49		191,225	0.71		0.71		0.34	102
(0.11)	11.60	10.57		111,273	0.72		0.72		0.23	148
(0.01)	10.60	7.49		69,209	0.73		0.73		0.10	160
—	9.87	5.56	[b]	40,808	0.83	[c]	0.77	[c]	(0.47)[c]	18	[b]
(0.03)	9.35	10.65		38,261	0.75		0.75		0.20	214

(1.04)	16.55	17.75		580,569	0.81		0.81		0.02	96
(0.32)	15.06	33.29		493,908	0.85		0.85		0.24	102
(0.10)	11.61	10.44		387,606	0.89		0.89		0.06	148
(0.01)	10.61	7.41		367,733	0.79		0.79		0.05	160
—	9.89	5.55	[b]	357,252	0.84	[c]	0.79	[c]	(0.49)[c]	18	[b]
(0.03)	9.37	10.78		340,417	0.67		0.67		0.28	214

TIAA-CREF U.S. Equity Funds  ■  Prospectus     119

Financial highlights

Large-Cap Value Fund

			Selected per share data
				Gain (loss) from investment operations
								Less distributions from
	For the period or year ended		Net asset value, beginning of period	Net investment income (loss)	[a]	Net realized & unrealized gain (loss) on total investments	Total gain (loss) from investment operations	Net investment income	Net realized gains
Institutional Class
	10/31/14		$ 18.13	$ 0.33		$ 1.65	$ 1.98	$ (0.24)	$ (1.23)
	10/31/13		14.11	0.29		4.05	4.34	(0.27)	(0.05)
	10/31/12		12.27	0.26		1.77	2.03	(0.19)	—
	10/31/11		12.21	0.19		0.03	0.22	(0.16)	—
	10/31/10	†	11.83	0.01		0.37	0.38	—	—
	9/30/10		11.14	0.18		0.66	0.84	(0.15)	—

Premier Class
	10/31/14		18.09	0.30		1.65	1.95	(0.22)	(1.23)
	10/31/13		14.08	0.27		4.04	4.31	(0.25)	(0.05)
	10/31/12		12.24	0.24		1.77	2.01	(0.17)	—
	10/31/11		12.20	0.17		0.02	0.19	(0.15)	—
	10/31/10	†	11.82	0.01		0.37	0.38	—	—
	9/30/10		11.14	0.16		0.66	0.82	(0.14)	—

Retirement Class
	10/31/14		18.05	0.29		1.64	1.93	(0.20)	(1.23)
	10/31/13		14.05	0.25		4.03	4.28	(0.23)	(0.05)
	10/31/12		12.21	0.22		1.77	1.99	(0.15)	—
	10/31/11		12.15	0.16		0.03	0.19	(0.13)	—
	10/31/10	†	11.78	0.01		0.36	0.37	—	—
	9/30/10		11.10	0.14		0.66	0.80	(0.12)	—

Retail Class
	10/31/14		17.57	0.27		1.59	1.86	(0.19)	(1.23)
	10/31/13		13.68	0.22		3.94	4.16	(0.22)	(0.05)
	10/31/12		11.91	0.20		1.72	1.92	(0.15)	—
	10/31/11		11.86	0.15		0.03	0.18	(0.13)	—
	10/31/10	†	11.49	0.01		0.36	0.37	—	—
	9/30/10		10.84	0.14		0.64	0.78	(0.13)	—

[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
†	Amounts shown are for the one-month period ended October 31, 2010 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to October 31.

120     Prospectus  ■  TIAA-CREF U.S. Equity Funds

 (continued)

				Ratios and supplemental data

					Ratios to average net assets
Total dividends and distributions	Net asset value, end of period	Total return		Net assets at end of period (in thousands)	Gross expenses		Net expenses		Net investment income (loss)		Portfolio turnover rate

$ (1.47)	$18.64	11.78%		$3,734,156	0.44%		0.44%		1.84%		49%
(0.32)	18.13	31.38		2,837,163	0.45		0.45		1.78		54
(0.19)	14.11	16.79		1,774,248	0.46		0.46		1.93		63
(0.16)	12.27	1.77		1,210,661	0.47		0.47		1.48		68
—	12.21	3.21	[b]	643,951	0.53	[c]	0.52	[c]	0.89	[c]	11	[b]
(0.15)	11.83	7.59		580,659	0.49		0.49		1.53		73

(1.45)	18.59	11.59		380,387	0.59		0.59		1.70		49
(0.30)	18.09	31.21		331,817	0.60		0.60		1.65		54
(0.17)	14.08	16.66		267,987	0.61		0.61		1.79		63
(0.15)	12.24	1.54		189,354	0.62		0.62		1.31		68
—	12.20	3.21	[b]	163,731	0.68	[c]	0.67	[c]	0.68	[c]	11	[b]
(0.14)	11.82	7.46		114,733	0.64		0.64		1.39		73

(1.43)	18.55	11.51		1,061,428	0.69		0.69		1.62		49
(0.28)	18.05	31.06		1,162,308	0.70		0.70		1.54		54
(0.15)	14.05	16.53		794,585	0.71		0.71		1.70		63
(0.13)	12.21	1.52		704,222	0.72		0.72		1.22		68
—	12.15	3.14	[b]	788,706	0.78	[c]	0.77	[c]	0.66	[c]	11	[b]
(0.12)	11.78	7.33		818,179	0.74		0.74		1.27		73

(1.42)	18.01	11.39		138,226	0.76		0.76		1.53		49
(0.27)	17.57	30.94		125,958	0.80		0.80		1.44		54
(0.15)	13.68	16.36		86,119	0.84		0.84		1.58		63
(0.13)	11.91	1.49		79,489	0.72		0.72		1.22		68
—	11.86	3.22	[b]	81,100	0.75	[c]	0.74	[c]	0.68	[c]	11	[b]
(0.13)	11.49	7.28		79,558	0.70		0.70		1.30		73

TIAA-CREF U.S. Equity Funds  ■  Prospectus     121

Financial highlights

Mid-Cap Growth Fund

			Selected per share data
				Gain (loss) from investment operations
							Less distributions from
	For the period or year ended		Net asset value, beginning of period	Net investment income (loss) [a]	Net realized & unrealized gain (loss) on total investments	Total gain (loss) from investment operations	Net investment income	Net realized gains
Institutional Class
	10/31/14		$ 25.18	$ 0.10	$ 2.24	$ 2.34	$ (0.06)	$ (3.15)
	10/31/13		19.94	0.10	6.33	6.43	(0.15)	(1.04)
	10/31/12		18.75	0.11	1.80	1.91	—	(0.72)
	10/31/11		17.57	0.03	1.15	1.18	—	—
	10/31/10	†	16.85	0.00 [d]	0.72	0.72	—	—
	9/30/10		13.90	0.03	2.95	2.98	(0.03)	—

Premier Class
	10/31/14		25.05	0.06	2.25	2.31	(0.03)	(3.15)
	10/31/13		19.84	0.07	6.30	6.37	(0.12)	(1.04)
	10/31/12		18.69	0.08	1.79	1.87	—	(0.72)
	10/31/11		17.54	0.00 [d]	1.15	1.15	—	—
	10/31/10	†	16.83	(0.01)	0.72	0.71	—	—
	9/30/10		13.90	0.00 [d]	2.96	2.96	(0.03)	—

Retirement Class
	10/31/14		24.70	0.04	2.20	2.24	0.00 [d]	(3.15)
	10/31/13		19.58	0.05	6.21	6.26	(0.10)	(1.04)
	10/31/12		18.47	0.06	1.77	1.83	—	(0.72)
	10/31/11		17.35	(0.02)	1.14	1.12	—	—
	10/31/10	†	16.64	(0.01)	0.72	0.71	—	—
	9/30/10		13.74	(0.01)	2.92	2.91	(0.01)	—

Retail Class
	10/31/14		24.71	0.02	2.20	2.22	—	(3.15)
	10/31/13		19.58	0.03	6.22	6.25	(0.08)	(1.04)
	10/31/12		18.49	0.04	1.77	1.81	—	(0.72)
	10/31/11		17.37	(0.02)	1.14	1.12	—	—
	10/31/10	†	16.66	(0.01)	0.72	0.71	—	—
	9/30/10		13.76	(0.01)	2.92	2.91	(0.01)	—

[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[d]	Amount represents less than $0.01 per share.
†	Amounts shown are for the one-month period ended October 31, 2010 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to October 31.

122     Prospectus  ■  TIAA-CREF U.S. Equity Funds

 (continued)

				Ratios and supplemental data

					Ratios to average net assets
Total dividends and distributions	Net asset value, end of period	Total return		Net assets at end of period (in thousands)	Gross expenses		Net expenses		Net investment income (loss)	Portfolio turnover rate

$ (3.21)	$24.31	10.64%		$896,227	0.47%		0.47%		0.42%	104%
(1.19)	25.18	34.07		915,882	0.47		0.47		0.46	105
(0.72)	19.94	10.66		586,349	0.48		0.48		0.59	85
—	18.75	6.72		409,941	0.49		0.49		0.16	81
—	17.57	4.27	[b]	174,007	0.58	[c]	0.55	[c]	(0.29)[c]	9	[b]
(0.03)	16.85	21.48		151,222	0.52		0.52		0.18	77

(3.18)	24.18	10.48		141,798	0.62		0.62		0.27	104
(1.16)	25.05	33.93		177,935	0.62		0.62		0.33	105
(0.72)	19.84	10.48		159,806	0.63		0.63		0.41	85
—	18.69	6.56		165,209	0.64		0.64		0.01	81
—	17.54	4.22	[b]	140,980	0.73	[c]	0.70	[c]	(0.44)[c]	9	[b]
(0.03)	16.83	21.29		85,529	0.67		0.67		0.00	77

(3.15)	23.79	10.40		510,331	0.72		0.72		0.17	104
(1.14)	24.70	33.71		570,942	0.72		0.72		0.25	105
(0.72)	19.58	10.38		476,061	0.73		0.73		0.30	85
—	18.47	6.52		505,020	0.74		0.74		(0.10)	81
—	17.35	4.21	[b]	597,228	0.83	[c]	0.80	[c]	(0.54)[c]	9	[b]
(0.01)	16.64	21.16		619,355	0.77		0.77		(0.08)	77

(3.15)	23.78	10.29		181,627	0.79		0.79		0.10	104
(1.12)	24.71	33.64		175,018	0.82		0.82		0.13	105
(0.72)	19.58	10.26		125,453	0.84		0.84		0.20	85
—	18.49	6.45		115,367	0.74		0.74		(0.10)	81
—	17.37	4.26	[b]	93,257	0.80	[c]	0.77	[c]	(0.52)[c]	9	[b]
(0.01)	16.66	21.15		88,419	0.75		0.75		(0.05)	77

TIAA-CREF U.S. Equity Funds  ■  Prospectus     123

Financial highlights

Mid-Cap Value Fund

			Selected per share data
				Gain (loss) from investment operations
								Less distributions from
	For the period or year ended		Net asset value, beginning of period	Net investment income (loss)	[a]	Net realized & unrealized gain (loss) on total investments	Total gain (loss) from investment operations	Net investment income	Net realized gains
Institutional Class
	10/31/14		$ 23.44	$ 0.33		$ 2.92	$ 3.25	$ (0.29)	$ (1.42)
	10/31/13		18.50	0.33		5.26	5.59	(0.32)	(0.33)
	10/31/12		16.65	0.28		1.80	2.08	(0.23)	—
	10/31/11		15.96	0.23		0.70	0.93	(0.24)	—
	10/31/10	†	15.42	0.00	[d]	0.54	0.54	—	—
	9/30/10		13.89	0.24		1.49	1.73	(0.20)	—

Premier Class
	10/31/14		23.38	0.30		2.91	3.21	(0.26)	(1.42)
	10/31/13		18.46	0.30		5.24	5.54	(0.29)	(0.33)
	10/31/12		16.61	0.26		1.79	2.05	(0.20)	—
	10/31/11		15.94	0.22		0.68	0.90	(0.23)	—
	10/31/10	†	15.40	0.00	[d]	0.54	0.54	—	—
	9/30/10		13.89	0.22		1.48	1.70	(0.19)	—

Retirement Class
	10/31/14		23.29	0.27		2.91	3.18	(0.24)	(1.42)
	10/31/13		18.39	0.28		5.22	5.50	(0.27)	(0.33)
	10/31/12		16.54	0.24		1.79	2.03	(0.18)	—
	10/31/11		15.86	0.20		0.68	0.88	(0.20)	—
	10/31/10	†	15.33	0.00	[d]	0.53	0.53	—	—
	9/30/10		13.81	0.20		1.49	1.69	(0.17)	—

Retail Class
	10/31/14		22.98	0.25		2.86	3.11	(0.21)	(1.42)
	10/31/13		18.15	0.27		5.16	5.43	(0.27)	(0.33)
	10/31/12		16.35	0.22		1.76	1.98	(0.18)	—
	10/31/11		15.68	0.21		0.67	0.88	(0.21)	—
	10/31/10	†	15.15	0.00	[d]	0.53	0.53	—	—
	9/30/10		13.66	0.20		1.47	1.67	(0.18)	—

[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[d]	Amount represents less than $0.01 per share.
†	Amounts shown are for the one-month period ended October 31, 2010 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to October 31.

124     Prospectus  ■  TIAA-CREF U.S. Equity Funds

 (continued)

				Ratios and supplemental data

					Ratios to average net assets
Total dividends and distributions	Net asset value, end of period	Total return		Net assets at end of period (in thousands)	Gross expenses		Net expenses		Net investment income (loss)	Portfolio turnover rate

$ (1.71)	$24.98	14.91%		$3,186,049	0.44%		0.43%		1.37%	28%
(0.65)	23.44	31.23		2,181,142	0.45		0.45		1.59	46
(0.23)	18.50	12.66		1,393,965	0.46		0.46		1.61	33
(0.24)	16.65	5.83		965,871	0.46		0.46		1.36	39
—	15.96	3.50	[b]	446,584	0.52	[c]	0.52	[c]	0.17 [c]	4	[b]
(0.20)	15.42	12.58		395,329	0.49		0.49		1.65	51

(1.68)	24.91	14.73		424,326	0.59		0.58		1.27	28
(0.62)	23.38	31.00		457,994	0.60		0.60		1.46	46
(0.20)	18.46	12.53		378,125	0.61		0.61		1.47	33
(0.23)	16.61	5.71		313,155	0.61		0.61		1.30	39
—	15.94	3.44	[b]	248,261	0.67	[c]	0.67	[c]	0.00 [c]	4	[b]
(0.19)	15.40	12.39		170,223	0.64		0.64		1.50	51

(1.66)	24.81	14.62		1,244,449	0.69		0.68		1.16	28
(0.60)	23.29	30.87		1,542,181	0.70		0.70		1.37	46
(0.18)	18.39	12.41		1,233,934	0.71		0.71		1.39	33
(0.20)	16.54	5.62		1,190,007	0.71		0.71		1.18	39
—	15.86	3.39	[b]	1,311,060	0.77	[c]	0.77	[c]	(0.08)[c]	4	[b]
(0.17)	15.33	12.38		1,344,289	0.74		0.74		1.39	51

(1.63)	24.46	14.52		308,362	0.75		0.74		1.08	28
(0.60)	22.98	30.83		255,059	0.76		0.76		1.30	46
(0.18)	18.15	12.27		199,693	0.81		0.81		1.26	33
(0.21)	16.35	5.59		155,210	0.70		0.70		1.22	39
—	15.68	3.50	[b]	172,489	0.72	[c]	0.72	[c]	(0.03)[c]	4	[b]
(0.18)	15.15	12.35		167,576	0.69		0.69		1.43	51

TIAA-CREF U.S. Equity Funds  ■  Prospectus     125

Financial highlights

Small-Cap Equity Fund

			Selected per share data
				Gain (loss) from investment operations
								Less distributions from
	For the period or year ended		Net asset value, beginning of period	Net investment income (loss)	[a]	Net realized & unrealized gain (loss) on total investments	Total gain (loss) from investment operations	Net investment income	Net realized gains
Institutional Class
	10/31/14		$ 19.79	$ 0.15		$ 1.53	$ 1.68	$ (0.16)	$ (1.61)
	10/31/13		14.63	0.18		5.43	5.61	(0.18)	(0.27)
	10/31/12		13.88	0.13		1.15	1.28	(0.10)	(0.43)
	10/31/11		13.13	0.08		0.74	0.82	(0.07)	—
	10/31/10	†	12.58	0.00	[d]	0.55	0.55	—	—
	9/30/10		11.02	0.09		1.55	1.64	(0.08)	—

Premier Class
	10/31/14		19.74	0.13		1.51	1.64	(0.15)	(1.61)
	10/31/13		14.59	0.16		5.41	5.57	(0.15)	(0.27)
	10/31/12		13.85	0.11		1.15	1.26	(0.09)	(0.43)
	10/31/11		13.11	0.06		0.75	0.81	(0.07)	—
	10/31/10	†	12.57	0.00	[d]	0.54	0.54	—	—
	9/30/10		11.02	0.06		1.56	1.62	(0.07)	—

Retirement Class
	10/31/14		19.51	0.11		1.49	1.60	(0.14)	(1.61)
	10/31/13		14.42	0.14		5.36	5.50	(0.14)	(0.27)
	10/31/12		13.68	0.09		1.14	1.23	(0.06)	(0.43)
	10/31/11		12.94	0.04		0.74	0.78	(0.04)	—
	10/31/10	†	12.41	0.00	[d]	0.53	0.53	—	—
	9/30/10		10.88	0.06		1.52	1.58	(0.05)	—

Retail Class
	10/31/14		19.39	0.09		1.48	1.57	(0.13)	(1.61)
	10/31/13		14.33	0.12		5.33	5.45	(0.12)	(0.27)
	10/31/12		13.62	0.07		1.13	1.20	(0.06)	(0.43)
	10/31/11		12.89	0.04		0.73	0.77	(0.04)	—
	10/31/10	†	12.35	0.00	[d]	0.54	0.54	—	—
	9/30/10		10.83	0.06		1.52	1.58	(0.06)	—

[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[d]	Amount represents less than $0.01 per share.
†	Amounts shown are for the one-month period ended October 31, 2010 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to October 31.

126     Prospectus  ■  TIAA-CREF U.S. Equity Funds

 (continued)

				Ratios and supplemental data

					Ratios to average net assets
Total dividends and distributions	Net asset value, end of period	Total return		Net assets at end of period (in thousands)	Gross expenses		Net expenses		Net investment income (loss)	Portfolio turnover rate

$ (1.77)	$19.70	9.40%		$1,831,047	0.45%		0.44%		0.81%	94%
(0.45)	19.79	39.49		1,482,702	0.47		0.44		1.06	85
(0.53)	14.63	9.55		956,314	0.48		0.45		0.90	101
(0.07)	13.88	6.25		648,675	0.49		0.46		0.53	100
—	13.13	4.37	[b]	404,053	0.58	[c]	0.54	[c]	0.13 [c]	3	[b]
(0.08)	12.58	14.94		365,132	0.52		0.51		0.75	87

(1.76)	19.62	9.19		188,209	0.60		0.59		0.69	94
(0.42)	19.74	39.32		199,759	0.62		0.59		0.94	85
(0.52)	14.59	9.35		162,874	0.63		0.60		0.76	101
(0.07)	13.85	6.13		151,593	0.64		0.61		0.40	100
—	13.11	4.30	[b]	90,330	0.73	[c]	0.69	[c]	(0.05)[c]	3	[b]
(0.07)	12.57	14.81		46,963	0.68		0.66		0.50	87

(1.75)	19.36	9.08		527,052	0.70		0.69		0.57	94
(0.41)	19.51	39.20		558,845	0.72		0.69		0.86	85
(0.49)	14.42	9.29		493,397	0.73		0.70		0.65	101
(0.04)	13.68	5.96		469,155	0.74		0.71		0.30	100
—	12.94	4.35	[b]	479,234	0.83	[c]	0.79	[c]	(0.11)[c]	3	[b]
(0.05)	12.41	14.64		490,390	0.77		0.76		0.50	87

(1.74)	19.22	8.98		104,321	0.79		0.78		0.48	94
(0.39)	19.39	39.04		100,054	0.83		0.81		0.70	85
(0.49)	14.33	9.09		67,848	0.87		0.85		0.51	101
(0.04)	13.62	5.97		67,381	0.77		0.74		0.27	100
—	12.89	4.37	[b]	58,724	0.83	[c]	0.79	[c]	(0.12)[c]	3	[b]
(0.06)	12.35	14.66		56,094	0.76		0.74		0.51	87

TIAA-CREF U.S. Equity Funds  ■  Prospectus     127

Financial highlights

Social Choice Equity Fund

			Selected per share data
				Gain (loss) from investment operations
								Less distributions from
	For the period or year ended		Net asset value, beginning of period	Net investment income (loss)	[a]	Net realized & unrealized gain (loss) on total investments	Total gain (loss) from investment operations	Net investment income	Net realized gains
Institutional Class
	10/31/14		$ 15.08	$ 0.27		$ 1.92	$ 2.19	$ (0.22)	$ (0.14)
	10/31/13		11.72	0.25		3.35	3.60	(0.24)	—
	10/31/12		10.75	0.23		0.93	1.16	(0.19)	—
	10/31/11		10.21	0.19		0.52	0.71	(0.17)	—
	10/31/10	†	9.81	0.01		0.39	0.40	—	—
	9/30/10		8.92	0.18		0.86	1.04	(0.15)	—

Premier Class
	10/31/14		15.03	0.25		1.91	2.16	(0.19)	(0.14)
	10/31/13		11.68	0.23		3.34	3.57	(0.22)	—
	10/31/12		10.71	0.21		0.93	1.14	(0.17)	—
	10/31/11		10.18	0.17		0.52	0.69	(0.16)	—
	10/31/10	†	9.79	0.01		0.38	0.39	—	—
	9/30/10		8.92	0.17		0.85	1.02	(0.15)	—

Retirement Class
	10/31/14		15.24	0.24		1.94	2.18	(0.18)	(0.14)
	10/31/13		11.84	0.22		3.39	3.61	(0.21)	—
	10/31/12		10.85	0.20		0.94	1.14	(0.15)	—
	10/31/11		10.30	0.16		0.53	0.69	(0.14)	—
	10/31/10	†	9.91	0.00	[d]	0.39	0.39	—	—
	9/30/10		9.01	0.15		0.88	1.03	(0.13)	—

Retail Class
	10/31/14		13.80	0.21		1.76	1.97	(0.18)	(0.14)
	10/31/13		10.75	0.19		3.07	3.26	(0.21)	—
	10/31/12		9.88	0.18		0.85	1.03	(0.16)	—
	10/31/11		9.40	0.15		0.48	0.63	(0.15)	—
	10/31/10	†	9.04	0.01		0.35	0.36	—	—
	9/30/10		8.23	0.15		0.80	0.95	(0.14)	—

[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[d]	Amount represents less than $0.01 per share.
†	Amounts shown are for the one-month period ended October 31, 2010 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to October 31.

128     Prospectus  ■  TIAA-CREF U.S. Equity Funds

 (concluded)

				Ratios and supplemental data

					Ratios to average net assets
Total dividends and distributions	Net asset value, end of period	Total return		Net assets at end of period (in thousands)	Gross expenses		Net expenses		Net investment income (loss)		Portfolio turnover rate

$ (0.36)	$16.91	14.82%		$1,284,871	0.18%		0.18%		1.72%		7%
(0.24)	15.08	31.32		934,574	0.18		0.18		1.85		12
(0.19)	11.72	10.93		612,990	0.19		0.19		2.00		17
(0.17)	10.75	6.94		452,268	0.19		0.19		1.74		19
—	10.21	4.08	[b]	287,199	0.28	[c]	0.22	[c]	0.81	[c]	0	[b]
(0.15)	9.81	11.74		255,997	0.20		0.20		1.86		16

(0.33)	16.86	14.70		95,987	0.33		0.33		1.58		7
(0.22)	15.03	31.14		90,567	0.33		0.33		1.73		12
(0.17)	11.68	10.80		83,697	0.33		0.33		1.86		17
(0.16)	10.71	6.79		83,157	0.34		0.34		1.61		19
—	10.18	3.98	[b]	77,584	0.43	[c]	0.37	[c]	0.68	[c]	0	[b]
(0.15)	9.79	11.48		55,609	0.35		0.35		1.77		16

(0.32)	17.10	14.59		387,327	0.43		0.43		1.48		7
(0.21)	15.24	30.99		392,917	0.43		0.43		1.62		12
(0.15)	11.84	10.68		313,635	0.43		0.43		1.76		17
(0.14)	10.85	6.71		335,015	0.44		0.44		1.50		19
—	10.30	3.94	[b]	409,282	0.52	[c]	0.47	[c]	0.55	[c]	0	[b]
(0.13)	9.91	11.52		423,195	0.45		0.45		1.60		16

(0.32)	15.45	14.58		917,583	0.46		0.46		1.42		7
(0.21)	13.80	30.87		313,597	0.48		0.48		1.56		12
(0.16)	10.75	10.62		222,461	0.49		0.49		1.69		17
(0.15)	9.88	6.71		199,997	0.41		0.41		1.53		19
—	9.40	3.98	[b]	163,749	0.44	[c]	0.39	[c]	0.64	[c]	0	[b]
(0.14)	9.04	11.62		157,804	0.37		0.37		1.67		16

TIAA-CREF U.S. Equity Funds  ■  Prospectus     129

For more information about TIAA-CREF Funds

Statement of Additional Information (“SAI”). The Funds’ SAI contains more information about certain aspects of the Funds. A current SAI has been filed with the SEC and is incorporated into this Prospectus by reference. This means that the Funds’ SAI is legally a part of the Prospectus.

Annual and Semiannual Reports. The Funds’ annual and semiannual reports provide additional information about the Funds’ investments. In the Funds’ annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the preceding fiscal year. The audited financial statements in the Funds’ annual shareholder report dated October 31, 2014 are also incorporated into this Prospectus by reference.

Requesting documents. You can request a copy of the Funds’ SAI or these reports without charge, or contact the Funds for any other purpose, in any of the following ways:

By telephone:

Call 877 518-9161

In writing:

TIAA-CREF Funds
P.O. Box 1259
Charlotte, NC 28201

Over the Internet:

www.tiaa-cref.org

Information about the Trust (including the Funds’ SAI) can be reviewed and copied at the SEC’s public reference room (202 551-8090) in Washington, DC. The reports and other information are also available through the EDGAR Database on the SEC’s Internet website at www.sec.gov. Copies of the information can also be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, DC 20549.

To lower costs and eliminate duplicate documents sent to your home, the Funds may mail only one copy of the Funds’ Prospectus, prospectus supplements, annual and semiannual reports, or any other required documents, to your household, even if more than one shareholder lives there. If you would prefer to continue receiving your own copy of any of these documents, you may call the Funds toll-free or write to the Funds as follows:

By telephone:

Call 877 518-9161

In writing:

TIAA-CREF Funds
P.O. Box 1259
Charlotte, NC 28201

Important information about procedures for opening a new account

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions, including the Funds, to obtain, verify and record information that identifies each person who opens an account.

What this means for you: When you open an account, the Funds will ask for your name, address, date of birth, Social Security number and other information that will allow the Funds to identify you, such as your home telephone number. Until you provide the Funds with the information they need, the Funds may not be able to open an account or effect any transactions for you.

1940 Act File No. 811-9301	A_____ (_/15)

PROSPECTUS

[DECEMBER __, 2015]

TIAA-CREF Equity Index Funds

of the TIAA-CREF Funds

Fund Class Ticker:	[Investor] Class
Equity Index Fund	__
Large-Cap Growth Index Fund	__
Large-Cap Value Index Fund	__
S&P 500 Index Fund	__
Small-Cap Blend Index Fund	__
Emerging Markets Equity Index Fund	__
International Equity Index Fund	__

This Prospectus describes the [Investor] Class shares offered by the investment portfolios listed above (each, a “Fund” and, collectively, the “Funds”) of the TIAA-CREF Funds (the “Trust”).

An investment in a Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investor can lose money in any of the Funds and the Funds could perform more poorly than other investments.

The Securities and Exchange Commission (the “SEC”) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Summary information

Equity Index Fund

Investment objective 5

Fees and expenses 5

Shareholder fees 5

Annual Fund operating expenses 5

Example 6

Portfolio turnover 6

Principal investment strategies 6

Principal investment risks 7

Past performance 7

Portfolio management 9

Purchase and sale of [Investor] Class shares 9

Tax information 10

Payments to broker-dealers and other financial intermediary compensation 10

Summary information

Large-Cap Growth Index Fund

Investment objective 11

Fees and expenses 11

Shareholder fees 11

Annual Fund operating expenses 11

Example 12

Portfolio turnover 12

Principal investment strategies 12

Principal investment risks 13

Past performance 14

Portfolio management 15

Purchase and sale of [Investor] Class shares 16

Tax information 16

Payments to broker-dealers and other financial intermediary compensation 16

Summary information

Large-Cap Value Index Fund

Investment objective 17

Fees and expenses 17

Shareholder fees 17

Annual Fund operating expenses 17

Example 18

Portfolio turnover 18

Principal investment strategies 18

Principal investment risks 19

Past performance 20

Portfolio management 21

Purchase and sale of [Investor] Class shares 22

Tax information 22

Payments to broker-dealers and other financial intermediary compensation 22

Summary information

S&P 500 Index Fund

Investment objective 23

Fees and expenses 23

Shareholder fees 23

Annual Fund operating expenses 23

Example 24

Portfolio turnover 24

Principal investment strategies 24

Principal investment risks 25

Past performance 25

Portfolio management 27

Purchase and sale of [Investor] Class shares 27

Tax information 27

Payments to broker-dealers and other financial intermediary compensation 28

Summary information

Small-Cap Blend Index Fund

Investment objective 29

Fees and expenses 29

Shareholder fees 29

Annual Fund operating expenses 29

Example 30

Portfolio turnover 30

Principal investment strategies 30

Principal investment risks 31

Past performance 31

Portfolio management 33

Purchase and sale of [Investor] Class shares 33

Tax information 33

Payments to broker-dealers and other financial intermediary compensation 34

Summary information

Emerging Markets Equity Index Fund

Investment objective 35

Fees and expenses 35

Shareholder fees 35

Annual Fund operating expenses 35

Example 36

Portfolio turnover 36

Principal investment strategies 36

Principal investment risks 37

Past performance 38

Portfolio management 39

Purchase and sale of [Investor] Class shares 40

Tax information 40

Payments to broker-dealers and other financial intermediary compensation 40

Summary information

International Equity Index Fund

Investment objective 41

Fees and expenses 41

Shareholder fees 41

Annual Fund operating expenses 41

Example 42

Portfolio turnover 42

Principal investment strategies 42

Principal investment risks 43

Past performance 43

Portfolio management 45

Purchase and sale of [Investor] Class shares 45

Tax information 46

Payments to broker-dealers and other financial intermediary compensation 46

Additional information about investment strategies and risks 46

Additional information about the Funds 46

Additional information on principal investment risks of the Funds 47

Additional information about the Funds’ benchmark indices 50

Additional information on principal and non-principal investment strategies 52

Portfolio holdings 54

Portfolio turnover 54

Share classes 54

Management of the Fund 55

The Fund’s investment adviser 55

Investment management fees 56

Portfolio management teams 56

Other services 60

Distribution and service arrangements 60

Calculating share price 62

Dividends and distributions 63

Taxes 65

Your account: purchasing, redeeming or exchanging shares 67

Share class eligibility 67

Purchasing shares 68

Redeeming shares 71

Exchanging shares 73

Conversion of shares–applicable to all investors 75

Important transaction information 76

Market timing/excessive trading policy–applicable to all investors 78

Additional information about index providers 79

Electronic prospectuses 81

Glossary 81

Financial highlights 84

Summary information

TIAA-CREF Equity Index Fund

of the TIAA-CREF Funds

Investment objective

The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities selected to track the overall U.S. equity markets based on a market index.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

SHAREHOLDER FEES (fees paid directly from your investment)

[Investor] Class
Maximum sales charge imposed on purchases (percentage of offering price)	X%
Maximum deferred sales charge	X%
Maximum sales charge imposed on reinvested dividends and other distributions	X%
Redemption or exchange fee	X%
Maximum account fee	X%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

[Investor] Class
Management fees	X.XX%
Distribution (Rule 12b-1) fees	X.XX%
Other expenses	X.XX%
Total annual Fund operating expenses	X.XX%
Waivers and expense reimbursements	X.XX%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	X.XX%

TIAA-CREF Equity Index Funds  ■  Prospectus     5

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s expense reimbursement agreement will remain in place through [December __, 2016], but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

[Investor] Class
1 year	$	X
3 years	$	XX
5 years	$	XXX
10 years	$	XXX

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended October 31, 2014, the Fund’s portfolio turnover rate was 6% of the average value of its portfolio.

Principal investment strategies

Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of its benchmark index (the Russell 3000® Index). The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. The Fund buys most, but not necessarily all, of the stocks in its benchmark index, and will attempt to closely match the overall investment characteristics of its benchmark index. For purposes of the 80% investment policy, the term “assets” means net assets, plus the amount of any borrowings for investment purposes.

The Fund is designed to track various U.S. equity markets as a whole or a segment of these markets. The Fund primarily invests its assets in equity securities its investment adviser, Teachers Advisors, Inc. (“Advisors”), has selected to track a designated stock market index. Because the return of an index is not reduced by investment and other operating expenses, the Fund’s ability to match the returns of the Russell 3000® Index is negatively affected by the costs of buying and selling securities as well as the Fund’s fees and other

6     Prospectus  ■  TIAA-CREF Equity Index Funds

expenses. The use of a particular index by the Fund is not a fundamental policy and may be changed without shareholder approval. The portfolio management team of Advisors will attempt to build a portfolio that generally matches the market weighted investment characteristics of the Fund’s benchmark index.

Principal investment risks

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

• Market Risk—The risk that market prices of portfolio investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions. Market risk may affect a single issuer, industry or sector of the economy, or it may affect the market as a whole.

• Index Risk—The risk that the Fund’s performance may not correspond to its benchmark index for any period of time and may underperform such index or the overall financial market. Additionally, to the extent that the Fund’s investments vary from the composition of its benchmark index, the Fund’s performance could potentially vary from the index’s performance to a greater extent than if the Fund merely attempted to replicate the index.

• Issuer Risk (often called Financial Risk)—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time.

• Large-Cap Risk—The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

• Mid-Cap Risk—The risk that the stocks of mid-capitalization companies often experience greater price volatility, lower trading volume and less liquidity than the stocks of larger, more established companies.

• Small-Cap Risk—The risk that the stocks of small-capitalization companies often experience greater price volatility than large- or mid-sized companies because small-cap companies are often newer or less established than larger companies and are likely to have more limited resources, products and markets. Securities of small-cap companies are often less liquid than securities of larger companies as a result of there being a smaller market for their securities.

Please see the non-summary portion of the Prospectus for more detailed information about the risks described above.

Past performance

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.

TIAA-CREF Equity Index Funds  ■  Prospectus     7

Because the Fund only recently began offering [Investor] Class shares, the performance information shown is for the Fund’s existing classes, which would have substantially similar annual returns to the new [Investor] Class because all of the Fund’s classes are invested in the same portfolio of securities with the only difference being that the classes do not have the same expenses. The bar chart shows the annual total returns of the Institutional Class of the Fund, before taxes, in each full calendar year for the last ten years. Because the expenses vary across share classes, the performance of the Institutional Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Institutional Class for a calendar quarter during the period covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Institutional, Retirement, Premier and Retail Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2014, and how those returns compare to those of the Fund's benchmark index. After-tax performance is also shown only for Institutional Class shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Institutional Class shares. The performance in the bar charts and table has not been restated to reflect any difference between the existing classes’ expenses and estimated [Investor] Class expenses. Because existing class shares generally are expected to have different expenses than [Investor] Class shares, if the charts below had been restated with [Investor] Class expenses, performance would have differed.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark index listed below is unmanaged, and you cannot invest directly in an index. The returns for the benchmark index reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE INSTITUTIONAL CLASS SHARES (%)

8     Prospectus  ■  TIAA-CREF Equity Index Funds

Best quarter: 16.89%, for the quarter ended June 30, 2009. Worst quarter: -22.73%, for the quarter ended December 31, 2008.

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2014

	Inception Date	One Year	Five Years	Ten Years
Institutional Class	7/1/1999
Return Before Taxes		12.52%	15.57%	7.91%
Return After Taxes on Distributions		11.80%	15.11%	7.40%
Return After Taxes on Distributions and Sale of
Fund Shares		7.50%	12.54%	6.40%
Retail Class	3/31/2006
Return Before Taxes		12.20%	15.25%	7.72%*
Retirement Class	3/31/2006
Return Before Taxes		12.21%	15.28%	7.69%*
Premier Class	9/30/2009
Return Before Taxes		12.40%	15.38%	7.83%*
Russell 3000® Index
(reflects no deductions for fees, expenses or taxes)		12.56%	15.63%	7.94%
Current performance of the Fund’s shares may be higher or lower than that shown above.
*

The performance shown for the Retail, Retirement and Premier Classes that is prior to their inception date is based on performance of the Fund’s Institutional Class. The performance for these periods has not been restated to reflect higher expenses of the Retail, Retirement and Premier Classes. If those expenses had been reflected, the performance would have been lower.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

Portfolio management

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, Inc.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Philip James (Jim) Campagna, CFA	Lei Liao, CFA
Title:	Senior Director	Director
Experience on Fund:	since 2005	since 2014

Purchase and sale of [Investor] Class shares

[Investor] Class shares are available for purchase through certain financial intermediaries and employee benefit plans. The Fund also offers Institutional,

TIAA-CREF Equity Index Funds  ■  Prospectus     9

Retirement, Premier and Retail Class shares, which are offered through another prospectus that contains information about their respective eligibility criteria.

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any day that the New York Stock Exchange (“NYSE”) is open for business. Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements.

Tax information

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

Payments to broker-dealers and other financial intermediary compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the financial intermediary for providing investor services. The Fund’s related companies may also pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conﬂict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

10     Prospectus  ■  TIAA-CREF Equity Index Funds

Summary information

TIAA-CREF Large-Cap Growth Index Fund

of the TIAA-CREF Funds

Investment objective

The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of large domestic growth companies based on a market index.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

SHAREHOLDER FEES (fees paid directly from your investment)

[Investor] Class
Maximum sales charge imposed on purchases (percentage of offering price)	X%
Maximum deferred sales charge	X%
Maximum sales charge imposed on reinvested dividends and other distributions	X%
Redemption or exchange fee	X%
Maximum account fee	X%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

[Investor] Class
Management fees	X.XX%
Distribution (Rule 12b-1) fees	X.XX%
Other expenses	X.XX%
Total annual Fund operating expenses	X.XX%
Waivers and expense reimbursements	X.XX%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	X.XX%

TIAA-CREF Equity Index Funds  ■  Prospectus     11

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s expense reimbursement agreement will remain in place through [December __, 2016], but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

[Investor] Class
1 year	$	X
3 years	$	XX
5 years	$	XXX
10 years	$	XXX

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended October 31, 2014, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio.

Principal investment strategies

Under normal circumstances, the Fund invests at least 80% of its assets in securities of its benchmark index (the Russell 1000® Growth Index). For purposes of the 80% investment policy, “large-cap” securities are securities of issuers with a capitalization equal to or greater than the top 80% of issuers by capitalization within the Russell 1000® Index at the time of purchase. The Russell 1000® Growth Index is a subset of the Russell 1000® Index, which represents the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values. The Fund buys most, but not necessarily all, of the stocks in its benchmark index, and will attempt to closely match the overall investment characteristics of its benchmark index. For purposes of the 80% investment policy, the term “assets” means net assets, plus the amount of any borrowings for investment purposes.

The Fund is designed to track various U.S. equity markets as a whole or a segment of these markets. The Fund primarily invests its assets in equity

12     Prospectus  ■  TIAA-CREF Equity Index Funds

securities its investment adviser, Teachers Advisors, Inc. (“Advisors”), has selected to track a designated stock market index. Because the return of an index is not reduced by investment and other operating expenses, the Fund’s ability to match the returns of the Russell 1000® Growth Index is negatively affected by the costs of buying and selling securities as well as the Fund’s fees and other expenses. The use of a particular index by the Fund is not a fundamental policy and may be changed without shareholder approval. The portfolio management team of Advisors will attempt to build a portfolio that generally matches the market weighted investment characteristics of the Fund’s benchmark index.

Principal investment risks

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

• Market Risk—The risk that market prices of portfolio investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions. Market risk may affect a single issuer, industry or sector of the economy, or it may affect the market as a whole.

• Index Risk—The risk that the Fund’s performance may not correspond to its benchmark index for any period of time and may underperform such index or the overall financial market. Additionally, to the extent that the Fund’s investments vary from the composition of its benchmark index, the Fund’s performance could potentially vary from the index’s performance to a greater extent than if the Fund merely attempted to replicate the index.

• Issuer Risk (often called Financial Risk)—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time.

• Style Risk—The risk that use of a particular investing style (such as growth or value investing) may fall out of favor in the marketplace for various periods of time and result in underperformance relative to the broader market sector or significant declines in the value of the Fund’s portfolio investments.

• Risks of Growth Investing—Due to their relatively high valuations, growth stocks are typically more volatile than value stocks and may experience a larger decline on a forecast of lower earnings, or a negative event or market development, than would a value stock.

• Large-Cap Risk—The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

TIAA-CREF Equity Index Funds  ■  Prospectus     13

Please see the non-summary portion of the Prospectus for more detailed information about the risks described above.

Past performance

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Because the Fund only recently began offering [Investor] Class shares, the performance information shown is for the Fund’s existing classes, which would have substantially similar annual returns to the new [Investor] Class because all of the Fund’s classes are invested in the same portfolio of securities with the only difference being that the classes do not have the same expenses. The bar chart shows the annual total returns of the Institutional Class of the Fund, before taxes, in each full calendar year for the last ten years. Because the expenses vary across share classes, the performance of the Institutional Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Institutional Class for a calendar quarter during the period covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Institutional and Retirement Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2014, and how those returns compare to those of the Fund's benchmark index. After-tax performance is also shown only for Institutional Class shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Institutional Class shares. The performance in the bar charts and table has not been restated to reflect any difference between the existing classes’ expenses and estimated [Investor] Class expenses. Because existing class shares generally are expected to have different expenses than [Investor] Class shares, if the charts below had been restated with [Investor] Class expenses, performance would have differed.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark index listed below is unmanaged, and you cannot invest directly in an index. The returns for the benchmark index reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

14     Prospectus  ■  TIAA-CREF Equity Index Funds

ANNUAL TOTAL RETURNS FOR THE INSTITUTIONAL CLASS SHARES (%)

Best quarter: 16.41%, for the quarter ended June 30, 2009. Worst quarter: -22.74%, for the quarter ended December 31, 2008.

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2014

	Inception Date	One Year	Five Years	Ten Years
Institutional Class	10/1/2002
Return Before Taxes		12.98%	15.72%	8.40%
Return After Taxes on Distributions		12.12%	15.29%	8.04%
Return After Taxes on Distributions and Sale of
Fund Shares		7.94%	12.69%	6.83%
Retirement Class	10/1/2002
Return Before Taxes		12.73%	15.44%	8.12%
Russell 1000® Growth Index
(reflects no deductions for fees, expenses or taxes)		13.05%	15.81%	8.49%
Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

Portfolio management

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, Inc.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Philip James (Jim) Campagna, CFA	Lei Liao, CFA
Title:	Senior Director	Director
Experience on Fund:	since 2005	since 2014

TIAA-CREF Equity Index Funds  ■  Prospectus     15

Purchase and sale of [Investor] Class shares

[Investor] Class shares are available for purchase through certain financial intermediaries and employee benefit plans. The Fund also offers Institutional and Retirement Class shares, which are offered through another prospectus that contains information about their respective eligibility criteria.

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any day that the New York Stock Exchange (“NYSE”) is open for business. Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements.

Tax information

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

Payments to broker-dealers and other financial intermediary compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the financial intermediary for providing investor services. The Fund’s related companies may also pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conﬂict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

16     Prospectus  ■  TIAA-CREF Equity Index Funds

Summary information

TIAA-CREF Large-Cap Value Index Fund

of the TIAA-CREF Funds

Investment objective

The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of large domestic value companies based on a market index.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

SHAREHOLDER FEES (fees paid directly from your investment)

[Investor] Class
Maximum sales charge imposed on purchases (percentage of offering price)	X%
Maximum deferred sales charge	X%
Maximum sales charge imposed on reinvested dividends and other distributions	X%
Redemption or exchange fee	X%
Maximum account fee	X%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

[Investor] Class
Management fees	X.XX%
Distribution (Rule 12b-1) fees	X.XX%
Other expenses	X.XX%
Total annual Fund operating expenses	X.XX%
Waivers and expense reimbursements	X.XX%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	X.XX%

TIAA-CREF Equity Index Funds  ■  Prospectus     17

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s expense reimbursement agreement will remain in place through [December __, 2016], but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

[Investor] Class
1 year	$	X
3 years	$	XX
5 years	$	XXX
10 years	$	XXX

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended October 31, 2014, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio.

Principal investment strategies

Under normal circumstances, the Fund invests at least 80% of its assets in securities of its benchmark index (the Russell 1000® Value Index). For purposes of the 80% investment policy, “large-cap” securities are securities of issuers with a capitalization equal to or greater than the top 80% of issuers by capitalization within the Russell 1000® Index at the time of purchase. The Russell 1000® Value Index is a subset of the Russell 1000® Index, which represents the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values. The Fund buys most, but not necessarily all, of the stocks in its benchmark index, and will attempt to closely match the overall investment characteristics of its benchmark index. For purposes of the 80% investment policy, the term “assets” means net assets, plus the amount of any borrowings for investment purposes.

The Fund is designed to track various U.S. equity markets as a whole or a segment of these markets. The Fund primarily invests its assets in equity

18     Prospectus  ■  TIAA-CREF Equity Index Funds

securities its investment adviser, Teachers Advisors, Inc. (“Advisors”), has selected to track a designated stock market index. Because the return of an index is not reduced by investment and other operating expenses, the Fund’s ability to match the returns of the Russell 1000® Value Index is negatively affected by the costs of buying and selling securities as well as the Fund’s fees and other expenses. The use of a particular index by the Fund is not a fundamental policy and may be changed without shareholder approval. The portfolio management team of Advisors will attempt to build a portfolio that generally matches the market weighted investment characteristics of the Fund’s benchmark index.

Principal investment risks

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

• Market Risk—The risk that market prices of portfolio investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions. Market risk may affect a single issuer, industry or sector of the economy, or it may affect the market as a whole.

• Index Risk—The risk that the Fund’s performance may not correspond to its benchmark index for any period of time and may underperform such index or the overall financial market. Additionally, to the extent that the Fund’s investments vary from the composition of its benchmark index, the Fund’s performance could potentially vary from the index’s performance to a greater extent than if the Fund merely attempted to replicate the index.

• Issuer Risk (often called Financial Risk)—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time.

• Style Risk—The risk that use of a particular investing style (such as growth or value investing) may fall out of favor in the marketplace for various periods of time and result in underperformance relative to the broader market sector or significant declines in the value of the Fund’s portfolio investments.

• Risks of Value Investing—Securities believed to be undervalued are subject to the risks that the issuer’s potential business prospects are not realized, its potential value is never recognized by the market or the securities were appropriately priced when acquired. As a result, value stocks can be overpriced when acquired and may not perform as anticipated.

• Large-Cap Risk—The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

TIAA-CREF Equity Index Funds  ■  Prospectus     19

Please see the non-summary portion of the Prospectus for more detailed information about the risks described above.

Past performance

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Because the Fund only recently began offering [Investor] Class shares, the performance information shown is for the Fund’s existing classes, which would have substantially similar annual returns to the new [Investor] Class because all of the Fund’s classes are invested in the same portfolio of securities with the only difference being that the classes do not have the same expenses. The bar chart shows the annual total returns of the Institutional Class of the Fund, before taxes, in each full calendar year for the last ten years. Because the expenses vary across share classes, the performance of the Institutional Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Institutional Class for a calendar quarter during the period covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Institutional and Retirement Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2014, and how those returns compare to those of the Fund's benchmark index. After-tax performance is also shown only for Institutional Class shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Institutional Class shares. The performance in the bar charts and table has not been restated to reflect any difference between the existing classes’ expenses and estimated [Investor] Class expenses. Because existing class shares generally are expected to have different expenses than [Investor] Class shares, if the charts below had been restated with [Investor] Class expenses, performance would have differed.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark index listed below is unmanaged, and you cannot invest directly in an index. The returns for the benchmark index reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

20     Prospectus  ■  TIAA-CREF Equity Index Funds

ANNUAL TOTAL RETURNS FOR THE INSTITUTIONAL CLASS SHARES (%)

Best quarter: 18.13%, for the quarter ended September 30, 2009. Worst quarter: -22.15%, for the quarter ended December 31, 2008.

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2014

	Inception Date	One Year	Five Years	Ten Years
Institutional Class	10/1/2002
Return Before Taxes		13.37%	15.31%	7.23%
Return After Taxes on Distributions		11.94%	14.23%	6.31%
Return After Taxes on Distributions and Sale of
Fund Shares		8.26%	12.17%	5.73%
Retirement Class	10/1/2002
Return Before Taxes		13.10%	15.04%	6.96%
Russell 1000® Value Index
(reflects no deductions for fees, expenses or taxes)		13.45%	15.42%	7.30%
Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

Portfolio management

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, Inc.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Philip James (Jim) Campagna, CFA	Lei Liao, CFA
Title:	Senior Director	Director
Experience on Fund:	since 2005	since 2014

TIAA-CREF Equity Index Funds  ■  Prospectus     21

Purchase and sale of [Investor] Class shares

[Investor] Class shares are available for purchase through certain financial intermediaries and employee benefit plans. The Fund also offers Institutional and Retirement Class shares, which are offered through another prospectus that contains information about their respective eligibility criteria.

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any day that the New York Stock Exchange (“NYSE”) is open for business. Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements.

Tax information

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

Payments to broker-dealers and other financial intermediary compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the financial intermediary for providing investor services. The Fund’s related companies may also pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conﬂict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

22     Prospectus  ■  TIAA-CREF Equity Index Funds

Summary information

TIAA-CREF S&P 500 Index Fund

of the TIAA-CREF Funds

Investment objective

The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of large domestic companies selected to track U.S. equity markets based on a market index.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

SHAREHOLDER FEES (fees paid directly from your investment)

[Investor] Class
Maximum sales charge imposed on purchases (percentage of offering price)	X%
Maximum deferred sales charge	X%
Maximum sales charge imposed on reinvested dividends and other distributions	X%
Redemption or exchange fee	X%
Maximum account fee	X%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

[Investor] Class
Management fees	X.XX%
Distribution (Rule 12b-1) fees	X.XX%
Other expenses	X.XX%
Total annual Fund operating expenses	X.XX%
Waivers and expense reimbursements	X.XX%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	X.XX%

TIAA-CREF Equity Index Funds  ■  Prospectus     23

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s expense reimbursement agreement will remain in place through [December __, 2016], but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

[Investor] Class
1 year	$	X
3 years	$	XX
5 years	$	XXX
10 years	$	XXX

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended October 31, 2014, the Fund’s portfolio turnover rate was 9% of the average value of its portfolio.

Principal investment strategies

Under normal circumstances, the Fund invests at least 80% of its assets in securities of its benchmark index (the S&P 500® Index). The S&P 500® Index includes 500 leading companies and captures approximately 80% coverage of available market capitalization of the U.S. equity market. The Fund buys most, but not necessarily all, of the stocks in its benchmark index, and will attempt to closely match the overall investment characteristics of its benchmark index. For purposes of the 80% investment policy, the term “assets” means net assets, plus the amount of any borrowings for investment purposes.

The Fund is designed to track various U.S. equity markets as a whole or a segment of these markets. The Fund primarily invests its assets in equity securities its investment adviser, Teachers Advisors, Inc. (“Advisors”), has selected to track a designated stock market index. Because the return of an index is not reduced by investment and other operating expenses, the Fund’s ability to match the returns of the S&P 500® Index is negatively affected by the costs of buying and selling securities as well as the Fund’s fees and other

24     Prospectus  ■  TIAA-CREF Equity Index Funds

expenses. The use of a particular index by the Fund is not a fundamental policy and may be changed without shareholder approval. The portfolio management team of Advisors will attempt to build a portfolio that generally matches the market weighted investment characteristics of the Fund’s benchmark index.

Principal investment risks

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

• Market Risk—The risk that market prices of portfolio investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions. Market risk may affect a single issuer, industry or sector of the economy, or it may affect the market as a whole.

• Index Risk—The risk that the Fund’s performance may not correspond to its benchmark index for any period of time and may underperform such index or the overall financial market. Additionally, to the extent that the Fund’s investments vary from the composition of its benchmark index, the Fund’s performance could potentially vary from the index’s performance to a greater extent than if the Fund merely attempted to replicate the index.

• Issuer Risk (often called Financial Risk)—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time.

• Large-Cap Risk—The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

Please see the non-summary portion of the Prospectus for more detailed information about the risks described above.

Past performance

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Because the Fund only recently began offering [Investor] Class shares, the performance information shown is for the Fund’s existing classes, which would have substantially similar annual returns to the new [Investor] Class because all of the Fund’s classes are invested in the same portfolio of securities with the only difference being that the classes do not have the same expenses. The bar chart shows the annual total returns of the Institutional Class of the Fund, before taxes, in each full calendar year for the last ten years. Because the expenses vary across share classes, the performance of the Institutional Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Institutional Class for a calendar quarter during the period covered by the bar chart. The performance table following the bar chart shows the Fund’s

TIAA-CREF Equity Index Funds  ■  Prospectus     25

average annual total returns for the Institutional and Retirement Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2014, and how those returns compare to those of the Fund's benchmark index. After-tax performance is also shown only for Institutional Class shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Institutional Class shares. The performance in the bar charts and table has not been restated to reflect any difference between the existing classes’ expenses and estimated [Investor] Class expenses. Because existing class shares generally are expected to have different expenses than [Investor] Class shares, if the charts below had been restated with [Investor] Class expenses, performance would have differed.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark index listed below is unmanaged, and you cannot invest directly in an index. The returns for the benchmark index reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE INSTITUTIONAL CLASS SHARES (%)

Best quarter: 15.89%, for the quarter ended June 30, 2009. Worst quarter: -21.94%, for the quarter ended December 31, 2008.

26     Prospectus  ■  TIAA-CREF Equity Index Funds

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2014

	Inception Date	One Year	Five Years	Ten Years
Institutional Class	10/1/2002
Return Before Taxes		13.60%	15.35%	7.61%
Return After Taxes on Distributions		13.12%	14.92%	7.22%
Return After Taxes on Distributions and Sale of
Fund Shares		8.08%	12.39%	6.17%
Retirement Class	10/1/2002
Return Before Taxes		13.32%	15.07%	7.33%
S&P 500® Index
(reflects no deductions for fees, expenses or taxes)		13.69%	15.45%	7.67%
Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

Portfolio management

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, Inc.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Philip James (Jim) Campagna, CFA	Lei Liao, CFA
Title:	Senior Director	Director
Experience on Fund:	since 2005	since 2014

Purchase and sale of [Investor] Class shares

[Investor] Class shares are available for purchase through certain financial intermediaries and employee benefit plans. The Fund also offers Institutional and Retirement Class shares, which are offered through another prospectus that contains information about their respective eligibility criteria.

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any day that the New York Stock Exchange (“NYSE”) is open for business. Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements.

Tax information

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally

TIAA-CREF Equity Index Funds  ■  Prospectus     27

not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

Payments to broker-dealers and other financial intermediary compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the financial intermediary for providing investor services. The Fund’s related companies may also pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conﬂict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

28     Prospectus  ■  TIAA-CREF Equity Index Funds

Summary information

TIAA-CREF Small-Cap Blend Index Fund

of the TIAA-CREF Funds

Investment objective

The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities in smaller domestic companies based on a market index.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

SHAREHOLDER FEES (fees paid directly from your investment)

[Investor] Class
Maximum sales charge imposed on purchases (percentage of offering price)	X%
Maximum deferred sales charge	X%
Maximum sales charge imposed on reinvested dividends and other distributions	X%
Redemption or exchange fee	X%
Maximum account fee	X%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

[Investor] Class
Management fees	X.XX%
Distribution (Rule 12b-1) fees	X.XX%
Other expenses	X.XX%
Total annual Fund operating expenses	X.XX%
Waivers and expense reimbursements	X.XX%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	X.XX%

TIAA-CREF Equity Index Funds  ■  Prospectus     29

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s expense reimbursement agreement will remain in place through [December __, 2016], but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

[Investor] Class
1 year	$	X
3 years	$	XX
5 years	$	XXX
10 years	$	XXX

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended October 31, 2014, the Fund’s portfolio turnover rate was 24% of the average value of its portfolio.

Principal investment strategies

Under normal circumstances, the Fund invests at least 80% of its assets in equity securities included in its benchmark index (the Russell 2000® Index). A small-cap equity security is a security within the capitalization range of the companies included in the Russell 2000® Index at the time of purchase. The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. The Fund buys most, but not necessarily all, of the stocks in its benchmark index, and will attempt to closely match the overall investment characteristics of its benchmark index. For purposes of the 80% investment policy, the term “assets” means net assets, plus the amount of any borrowings for investment purposes.

The Fund is designed to track various U.S. equity markets as a whole or a segment of these markets. The Fund primarily invests its assets in equity securities its investment adviser, Teachers Advisors, Inc. (“Advisors”), has selected to track a designated stock market index. Because the return of an index is not reduced by investment and other operating expenses, the Fund’s

30     Prospectus  ■  TIAA-CREF Equity Index Funds

ability to match the returns of the Russell 2000® Index is negatively affected by the costs of buying and selling securities as well as the Fund’s fees and other expenses. The use of a particular index by the Fund is not a fundamental policy and may be changed without shareholder approval. The portfolio management team of Advisors will attempt to build a portfolio that generally matches the market weighted investment characteristics of the Fund’s benchmark index.

Principal investment risks

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

• Market Risk—The risk that market prices of portfolio investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions. Market risk may affect a single issuer, industry or sector of the economy, or it may affect the market as a whole.

• Index Risk—The risk that the Fund’s performance may not correspond to its benchmark index for any period of time and may underperform such index or the overall financial market. Additionally, to the extent that the Fund’s investments vary from the composition of its benchmark index, the Fund’s performance could potentially vary from the index’s performance to a greater extent than if the Fund merely attempted to replicate the index.

• Issuer Risk (often called Financial Risk)—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time.

• Small-Cap Risk—The risk that the stocks of small-capitalization companies often experience greater price volatility than large- or mid-sized companies because small-cap companies are often newer or less established than larger companies and are likely to have more limited resources, products and markets. Securities of small-cap companies are often less liquid than securities of larger companies as a result of there being a smaller market for their securities.

Please see the non-summary portion of the Prospectus for more detailed information about the risks described above.

Past performance

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Because the Fund only recently began offering [Investor] Class shares, the performance information shown is for the Fund’s existing classes, which would have substantially similar annual returns to the new [Investor] Class because all of the Fund’s classes are invested in the same portfolio of securities with the only difference being that the classes do not have the same expenses. The bar

TIAA-CREF Equity Index Funds  ■  Prospectus     31

chart shows the annual total returns of the Institutional Class of the Fund, before taxes, in each full calendar year for the last ten years. Because the expenses vary across share classes, the performance of the Institutional Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Institutional Class for a calendar quarter during the period covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Institutional and Retirement Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2014, and how those returns compare to those of the Fund's benchmark index. After-tax performance is also shown only for Institutional Class shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Institutional Class shares. The performance in the bar charts and table has not been restated to reflect any difference between the existing classes’ expenses and estimated [Investor] Class expenses. Because existing class shares generally are expected to have different expenses than [Investor] Class shares, if the charts below had been restated with [Investor] Class expenses, performance would have differed.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark index listed below is unmanaged, and you cannot invest directly in an index. The returns for the benchmark index reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE INSTITUTIONAL CLASS SHARES (%)

Best quarter: 20.56%, for the quarter ended June 30, 2009. Worst quarter: -26.18%, for the quarter ended December 31, 2008.

32     Prospectus  ■  TIAA-CREF Equity Index Funds

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2014

	Inception Date	One Year	Five Years	Ten Years
Institutional Class	10/1/2002
Return Before Taxes		5.15%	15.68%	7.82%
Return After Taxes on Distributions		3.48%	14.60%	6.65%
Return After Taxes on Distributions and Sale of
Fund Shares		3.70%	12.46%	6.10%
Retirement Class	10/1/2002
Return Before Taxes		4.91%	15.39%	7.56%
Russell 2000® Index
(reflects no deductions for fees, expenses or taxes)		4.89%	15.55%	7.77%
Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

Portfolio management

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, Inc.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Philip James (Jim) Campagna, CFA	Lei Liao, CFA
Title:	Senior Director	Director
Experience on Fund:	since 2005	since 2014

Purchase and sale of [Investor] Class shares

[Investor] Class shares are available for purchase through certain financial intermediaries and employee benefit plans. The Fund also offers Institutional and Retirement Class shares, which are offered through another prospectus that contains information about their respective eligibility criteria.

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any day that the New York Stock Exchange (“NYSE”) is open for business. Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements.

Tax information

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally

TIAA-CREF Equity Index Funds  ■  Prospectus     33

not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

Payments to broker-dealers and other financial intermediary compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the financial intermediary for providing investor services. The Fund’s related companies may also pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conﬂict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

34     Prospectus  ■  TIAA-CREF Equity Index Funds

Summary information

TIAA-CREF Emerging Markets Equity Index Fund

of the TIAA-CREF Funds

Investment objective

The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of emerging market equity investments based on a market index.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

SHAREHOLDER FEES (fees paid directly from your investment)

[Investor] Class
Maximum sales charge imposed on purchases (percentage of offering price)	X%
Maximum deferred sales charge	X%
Maximum sales charge imposed on reinvested dividends and other distributions	X%
Redemption or exchange fee	X%
Maximum account fee	X%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

[Investor] Class
Management fees	X.XX%
Distribution (Rule 12b-1) fees	X.XX%
Other expenses	X.XX%
Total annual Fund operating expenses	X.XX%
Waivers and expense reimbursements	X.XX%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	X.XX%

TIAA-CREF Equity Index Funds  ■  Prospectus     35

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s expense reimbursement agreement will remain in place through [December __, 2016], but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

[Investor] Class
1 year	$	X
3 years	$	XX
5 years	$	XXX
10 years	$	XXX

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended October 31, 2014, the Fund’s portfolio turnover rate was 13% of the average value of its portfolio.

Principal investment strategies

Under normal circumstances, the Fund invests at least 80% of its assets in equity securities that comprise its benchmark index, the MSCI Emerging Markets® Index (“MSCI EM Index”), or in instruments with economic characteristics similar to all or a portion of the MSCI EM Index. The MSCI EM Index is designed to measure equity market performance in the global emerging markets. The Fund buys most, but not necessarily all, of the stocks in its benchmark index, and will attempt to closely match the overall investment attributes of its benchmark index. For purposes of the 80% investment policy, the term “assets” means net assets, plus the amount of any borrowings for investment purposes.

The Fund is designed to track various emerging market equity markets as a whole or a segment of these markets. The Fund primarily invests its assets in equity securities its investment adviser, Teachers Advisors, Inc. (“Advisors”), has selected to track a designated stock market index.

36     Prospectus  ■  TIAA-CREF Equity Index Funds

Because the return of an index is not reduced by investment and other operating expenses, the Fund’s ability to match the returns of the MSCI EM Index is negatively affected by the costs of buying and selling securities as well as the Fund’s fees and other expenses. The use of a particular index by the Fund is not a fundamental policy and may be changed without shareholder approval. The portfolio management team of Advisors will attempt to build a portfolio that generally matches the market weighted investment characteristics of the Fund’s benchmark index.

From time to time, Advisors may determine that the Fund may not invest in securities of issuers that do not meet certain corporate governance criteria. The Fund currently does not invest in certain companies with operations in Sudan.

Principal investment risks

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

• Market Risk—The risk that market prices of portfolio investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions. Market risk may affect a single issuer, industry or sector of the economy, or it may affect the market as a whole.

• Issuer Risk (often called Financial Risk)—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time.

• Index Risk—The risk that the Fund’s performance may not correspond to its benchmark index for any period of time and may underperform such index or the overall financial market. Additionally, to the extent that the Fund’s investments vary from the composition of its benchmark index, the Fund’s performance could potentially vary from the index’s performance to a greater extent than if the Fund merely attempted to replicate the index.

• Foreign Investment Risk—Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from financial instruments of U.S. issuers. This risk may be heightened in emerging or developing markets. Foreign investments may also be less liquid and more difficult to value than investments in U.S. issuers.

• Emerging Markets Risk—The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their financial markets may be very small, share prices of financial instruments in emerging markets countries may be volatile and difficult to determine. Financial instruments of

TIAA-CREF Equity Index Funds  ■  Prospectus     37

issuers in these countries may be less liquid than those of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many emerging markets countries.

Please see the non-summary portion of the Prospectus for more detailed information about the risks described above.

Past performance

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Because the Fund only recently began offering [Investor] Class shares, the performance information shown is for the Fund’s existing classes, which would have substantially similar annual returns to the new [Investor] Class because all of the Fund’s classes are invested in the same portfolio of securities with the only difference being that the classes do not have the same expenses. The bar chart shows the annual total returns of the Institutional Class of the Fund, before taxes, in each full calendar year since inception of the Institutional Class. Because the expenses vary across share classes, the performance of the Institutional Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Institutional Class for a calendar quarter during the period covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Institutional, Retirement, Premier and Retail Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2014, and how those returns compare to those of the Fund's benchmark index. After-tax performance is also shown only for Institutional Class shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Institutional Class shares. The performance in the bar charts and table has not been restated to reflect any difference between the existing classes’ expenses and estimated [Investor] Class expenses. Because existing class shares generally are expected to have different expenses than [Investor] Class shares, if the charts below had been restated with [Investor] Class expenses, performance would have differed.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark index listed below is unmanaged, and you cannot invest directly in an index. The returns for the benchmark index reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

38     Prospectus  ■  TIAA-CREF Equity Index Funds

ANNUAL TOTAL RETURNS FOR THE INSTITUTIONAL CLASS SHARES (%)

Best quarter: 14.12%, for the quarter ended March 31, 2012. Worst quarter: -24.07%, for the quarter ended September 30, 2011.

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2014

	Inception Date	One Year	Since Inception
Institutional Class	8/31/2010
Return Before Taxes		–3.21%	1.42%
Return After Taxes on Distributions		–3.71%	1.05%
Return After Taxes on Distributions and Sale of
Fund Shares		–1.42%	1.15%
Retail Class	8/31/2010
Return Before Taxes		–3.59%	1.02%
Retirement Class	8/31/2010
Return Before Taxes		–3.52%	1.16%
Premier Class	8/31/2010
Return Before Taxes		–3.34%	1.27%
MSCI Emerging Markets® Index
(reflects no deductions for fees, expenses or taxes)		–2.19%	2.13%†
Current performance of the Fund’s shares may be higher or lower than that shown above.
†		Performance is calculated from the inception date of the Institutional Class.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

Portfolio management

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, Inc.

TIAA-CREF Equity Index Funds  ■  Prospectus     39

Portfolio Managers. The following person manages the Fund on a day-to-day basis:

Name:	Philip James (Jim) Campagna, CFA	Lei Liao, CFA
Title:	Senior Director	Director
Experience on Fund:	since 2010	since 2014

Purchase and sale of [Investor] Class shares

[Investor] Class shares are available for purchase through certain financial intermediaries and employee benefit plans. The Fund also offers Institutional, Retirement, Premier and Retail Class shares, which are offered through another prospectus that contains information about their respective eligibility criteria.

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any day that the New York Stock Exchange (“NYSE”) is open for business. Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements.

Tax information

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

Payments to broker-dealers and other financial intermediary compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the financial intermediary for providing investor services. The Fund’s related companies may also pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conﬂict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

40     Prospectus  ■  TIAA-CREF Equity Index Funds

Summary information

TIAA-CREF International Equity Index Fund

of the TIAA-CREF Funds

Investment objective

The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of foreign equity investments based on a market index.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

SHAREHOLDER FEES (fees paid directly from your investment)

[Investor] Class
Maximum sales charge imposed on purchases (percentage of offering price)	X%
Maximum deferred sales charge	X%
Maximum sales charge imposed on reinvested dividends and other distributions	X%
Redemption or exchange fee	X%
Maximum account fee	X%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

[Investor] Class
Management fees	X.XX%
Distribution (Rule 12b-1) fees	X.XX%
Other expenses	X.XX%
Total annual Fund operating expenses	X.XX%
Waivers and expense reimbursements	X.XX%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	X.XX%

TIAA-CREF Equity Index Funds  ■  Prospectus     41

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s expense reimbursement agreement will remain in place through [December __, 2016], but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

[Investor] Class
1 year	$	X
3 years	$	XX
5 years	$	XXX
10 years	$	XXX

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended October 31, 2014, the Fund’s portfolio turnover rate was 5% of the average value of its portfolio.

Principal investment strategies

Under normal circumstances, the Fund invests at least 80% of its assets in securities of its benchmark index (the MSCI EAFE® Index). The MSCI EAFE® Index measures stock performance in certain countries outside North America. The Fund buys most, but not necessarily all, of the stocks included in its benchmark index, and will attempt to closely match the overall investment characteristics of its benchmark index. For purposes of the 80% investment policy, the term “assets” means net assets, plus the amount of any borrowings for investment purposes.

The Fund is designed to track various foreign equity markets as a whole or a segment of these markets. The Fund primarily invests its assets in equity securities its investment adviser, Teachers Advisors, Inc. (“Advisors”), has selected to track a designated stock market index. Because the return of an index is not reduced by investment and other operating expenses, the Fund’s ability to match the returns of the MSCI EAFE® Index is negatively affected by the costs of buying and selling securities as well as the Fund’s fees and other

42     Prospectus  ■  TIAA-CREF Equity Index Funds

expenses. The use of a particular index by the Fund is not a fundamental policy and may be changed without shareholder approval. The portfolio management team of Advisors will attempt to build a portfolio that generally matches the market weighted investment characteristics of the Fund’s benchmark index.

Principal investment risks

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

• Market Risk—The risk that market prices of portfolio investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions. Market risk may affect a single issuer, industry or sector of the economy, or it may affect the market as a whole.

• Issuer Risk (often called Financial Risk)—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time.

• Foreign Investment Risk—Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from financial instruments of U.S. issuers. This risk may be heightened in emerging or developing markets. Foreign investments may also be less liquid and more difficult to value than investments in U.S. issuers.

• Index Risk—The risk that the Fund’s performance may not correspond to its benchmark index for any period of time and may underperform such index or the overall financial market. Additionally, to the extent that the Fund’s investments vary from the composition of its benchmark index, the Fund’s performance could potentially vary from the index’s performance to a greater extent than if the Fund merely attempted to replicate the index.

• Large-Cap Risk—The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

• Mid-Cap Risk—The risk that the stocks of mid-capitalization companies often experience greater price volatility, lower trading volume and less liquidity than the stocks of larger, more established companies.

Please see the non-summary portion of the Prospectus for more detailed information about the risks described above.

Past performance

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.

TIAA-CREF Equity Index Funds  ■  Prospectus     43

Because the Fund only recently began offering [Investor] Class shares, the performance information shown is for the Fund’s existing classes, which would have substantially similar annual returns to the new [Investor] Class because all of the Fund’s classes are invested in the same portfolio of securities with the only difference being that the classes do not have the same expenses. The bar chart shows the annual total returns of the Institutional Class of the Fund, before taxes, in each full calendar year for the last ten years. Because the expenses vary across share classes, the performance of the Institutional Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Institutional Class for a calendar quarter during the period covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Institutional, Premier and Retirement Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2014, and how those returns compare to those of the Fund's benchmark index. After-tax performance is also shown only for Institutional Class shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Institutional Class shares. The performance in the bar charts and table has not been restated to reflect any difference between the existing classes’ expenses and estimated [Investor] Class expenses. Because existing class shares generally are expected to have different expenses than [Investor] Class shares, if the charts below had been restated with [Investor] Class expenses, performance would have differed.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark index listed below is unmanaged, and you cannot invest directly in an index. The returns for the benchmark index reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE INSTITUTIONAL CLASS SHARES (%)

44     Prospectus  ■  TIAA-CREF Equity Index Funds

Best quarter: 25.38%, for the quarter ended June 30, 2009. Worst quarter: -19.99%, for the quarter ended September 30, 2011.

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2014

	Inception Date	One Year	Five Years	Ten Years
Institutional Class	10/1/2002
Return Before Taxes		–5.51%	5.36%	4.46%
Return After Taxes on Distributions		–6.61%	4.69%	3.90%
Return After Taxes on Distributions and Sale of
Fund Shares		–2.59%	4.19%	3.63%
Retirement Class	10/1/2002
Return Before Taxes		–5.71%	5.11%	4.19%
Premier Class	9/30/2009
Return Before Taxes		–5.60%	5.23%	4.38%*
MSCI EAFE® Index
(reflects no deductions for fees, expenses or taxes)		–4.90%	5.33%	4.43%
Current performance of the Fund’s shares may be higher or lower than that shown above.
*

The performance shown for the Premier Class that is prior to its inception date is based on performance of the Fund’s Institutional Class. The performance for these periods has not been restated to reflect higher expenses of the Premier Class. If those expenses had been reflected, the performance would have been lower.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

Portfolio management

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, Inc.

Portfolio Managers. The following person manages the Fund on a day-to-day basis:

Name:	Philip James (Jim) Campagna, CFA	Lei Liao, CFA
Title:	Senior Director	Director
Experience on Fund:	since 2005	since 2014

Purchase and sale of [Investor] Class shares

[Investor] Class shares are available for purchase through certain financial intermediaries and employee benefit plans. The Fund also offers Institutional, Retirement, and Premier Class shares, which are offered through another prospectus that contains information about their respective eligibility criteria.

TIAA-CREF Equity Index Funds  ■  Prospectus     45

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any day that the New York Stock Exchange (“NYSE”) is open for business. Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements.

Tax information

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

Payments to broker-dealers and other financial intermediary compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the financial intermediary for providing investor services. The Fund’s related companies may also pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conﬂict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Additional information about investment strategies and risks

Additional information about the Funds

This Prospectus describes the Funds and their investment objectives, principal investment strategies and restrictions and principal investment risks. An investor should consider whether the Funds are an appropriate investment. The investment objective of the Funds and their non-fundamental investment restrictions may be changed by the Board of Trustees of the Trust (“Board of Trustees”) without shareholder approval. Certain investment restrictions described in the Funds’ Statement of Additional Information (“SAI”) are fundamental and may only be changed with shareholder approval.

As noted in the “Principal investment strategies” section of these Prospectuses, some Funds may have a policy of normally investing at least 80% of their assets (net assets, plus the amount of any borrowings for investment purposes) in the type of securities suggested by their names. Shareholders will receive at least 60 days’ prior written notice before changes are made to this 80% policy.

Advisors may, for temporary defensive purposes, invest some or all of the Funds’ assets in cash and money market instruments, although Advisors is not

46     Prospectus  ■  TIAA-CREF Equity Index Funds

obligated to do so. In doing so, the Funds may be successful in reducing market losses but may otherwise not achieve their investment objectives.

The use of a particular index as a Fund’s benchmark index is not a fundamental policy and can be changed by the Board of Trustees without shareholder approval. The Funds will notify you before such a change is made.

The Funds are not appropriate for market timing. You should not invest in the Funds if you are a market timer.

There can be no assurances that a Fund will achieve its investment objective and investors should not consider an investment in any one Fund to be a complete investment program.

Investors should be aware that investments made by a Fund and the results achieved by it at any given time are not expected to be the same as those made by other mutual funds for which Advisors acts as an investment adviser, including mutual funds with names, investment objectives and policies similar to those of the Funds.

Please see the Glossary toward the end of this Prospectus for certain defined terms used in this Prospectus.

Additional information on principal investment risks of the Funds

The Funds invest primarily in equity securities. In general, the value of equity securities fluctuates in response to the fortune of individual companies and in response to general market and economic conditions. The value of a Fund may increase or decrease as a result of its investments in equity securities and other instruments. More specifically, the Funds typically are subject to the following principal investment risks:

• Market Risk—The risk that the price of equity investments may decline in response to general market and economic conditions or events, including conditions and developments outside of the financial markets such as significant changes in interest and inflation rates and the availability of credit. Accordingly, the value of the equity investments that the Funds hold may decline over short or extended periods of time. Any investment is subject to the risk that the financial markets as a whole may decline in value, thereby depressing the investment’s price. Equity markets, for example, tend to be cyclical, with periods when prices generally rise and periods when prices generally decline. Foreign equity markets tend to reflect local economic and financial conditions and, therefore, trends often vary from country to country and region to region. During periods of unusual volatility or turmoil in the financial markets, a Fund may undergo an extended period of decline.

• Issuer Risk (often called Financial Risk)—The risk that the issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time. In times of market turmoil, perceptions of an issuer’s credit

TIAA-CREF Equity Index Funds  ■  Prospectus     47

risk can quickly change and even large, well-established issuers may deteriorate rapidly with little or no warning.

• Index Risk—The risk that the performance of the Fund may not correspond to, or may underperform, its benchmark index for any period of time. Although the Fund attempts to use the investment performance of its respective index as a baseline, it may not duplicate the exact composition of that index. In addition, unlike a mutual fund, the returns of an index are not reduced by investment and other operating expenses, and therefore, the ability of an indexed fund to match the performance of its index is adversely affected by the costs of buying and selling investments as well as other expenses. Therefore, no indexed funds can guarantee that its performance will match or exceed its index for any period of time.

• Foreign Investment Risk—This is a risk of the Emerging Markets Equity Index Fund and the International Equity Index Fund. Foreign investments, which may include securities of foreign issuers, securities or contracts traded or acquired in non-U.S. markets or on non-U.S. exchanges, or securities or contracts payable or denominated in non-U.S. currencies, can involve special risks that arise from one or more of the following events or circumstances: (1) changes in currency exchange rates; (2) possible imposition of market controls or currency exchange controls; (3) possible imposition of withholding taxes on dividends and interest; (4) possible seizure, expropriation or nationalization of assets; (5) more limited foreign financial information or difficulties interpreting it because of foreign regulations and accounting standards; (6) lower liquidity and higher volatility in some foreign markets; (7) the impact of political, social or diplomatic events; (8) economic sanctions or other measures by the United States or other governments; (9) the difficulty of evaluating some foreign economic trends; and (10) the possibility that a foreign government could restrict an issuer from paying principal and interest to investors outside the country. Brokerage commissions and custodial and transaction costs are often higher for foreign investments, and it may be difficult to use foreign laws and courts to enforce financial or legal obligations.

• Emerging Markets Risk—This is a risk for the Emerging Markets Equity Index Fund. The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their financial markets may be very small, share prices of financial instruments in emerging markets countries may be volatile and difficult to determine. Financial instruments of issuers in these countries may be less liquid than those of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many emerging markets countries.

• Large-Cap Risk—The risk that, by focusing on securities of larger companies, a Fund may have fewer opportunities to identify securities that

48     Prospectus  ■  TIAA-CREF Equity Index Funds

the market misprices and that these companies may grow more slowly than the economy as a whole or not at all. Also, larger companies may fall out of favor with the investing public as a result of market, political and economic conditions, including for reasons unrelated to their businesses or economic fundamentals.

• Mid-Cap Risk—Securities of medium-sized companies may experience greater fluctuations in price than the securities of larger companies. From time to time, medium-sized company securities may have to be sold at a discount from their current market prices or in small lots over an extended period, since they may be harder to sell than larger-cap securities. In addition, it may be difficult to find buyers for securities of medium-sized companies that a Fund wishes to sell when the company is not perceived favorably in the marketplace or during periods of poor economic or market conditions. Such companies may be subject to certain business risks due to their smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The costs of purchasing and selling securities of medium-sized companies may be greater than those of more widely traded securities.

• Small-Cap Risk—Securities of small-sized companies may experience greater fluctuations in price than the securities of larger companies. From time to time, small-sized company securities may have to be sold at a discount from their current market prices or in small lots over an extended period, since they may be harder to sell than larger-cap securities. In addition, it may be difficult to find buyers for securities of small-sized companies that a Fund wishes to sell when the company is not perceived favorably in the marketplace or during periods of poor economic or market conditions. Such companies may be subject to certain business risks due to their smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The costs of purchasing and selling securities of small-sized companies may be greater than those of more widely traded securities.

• Style Risk—A Fund that uses either a growth investing or a value investing style entails the risk that equity securities representing either style may be out of favor in the marketplace for various periods of time, and result in underperformance relative to the broader market sector or significant declines in the Fund’s portfolio value.

• Risks of Growth Investing—Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For example, the price of a growth stock may experience a larger decline on a forecast of lower earnings, or a negative event or market development, than would a value stock. Because the value of growth companies is often a function of their expected earnings growth, there is a risk that such earnings growth may not occur or cannot be sustained.

TIAA-CREF Equity Index Funds  ■  Prospectus     49

• Risks of Value Investing—Securities believed to be undervalued are subject to the risks that: (1) the issuer’s potential business prospects are not realized; (2) their potential values are never recognized by the market; and (3) due to unanticipated or unforeseen problems associated with the issuer or industry, they were appropriately priced when acquired and therefore do not perform as anticipated.

In addition to the principal investment risks set forth above, there are other risks associated with investing in the Funds and their investments that are discussed elsewhere in the Funds’ Prospectuses and in the Funds’ SAI. There can be no assurances that a Fund will achieve its investment objective. You should not consider any Fund to be a complete investment program.

Additional information about the Funds’ benchmark indices

The benchmark index for each of the Funds described below are unmanaged, and you cannot invest directly in the index.

Russell 3000® Index

This is the benchmark index for the Equity Index Fund. The Russell 3000® Index represents the 3,000 largest publicly traded U.S. companies, based on market capitalization (according to the Russell Investment Group). Russell 3000® Index companies represent about 98% of the total market capitalization of the publicly traded U.S. equity market. As of September 30, 2015, the Russell 3000® Index had a mean market capitalization of $_____ billion and a median market capitalization of $___ billion. The largest market capitalization of companies in the Russell 3000® Index was $_____ billion. The Russell Investment Group determines the composition of the index based only on market capitalization and can change its composition at any time.

Russell 1000® Growth Index

This is the benchmark index for the Large-Cap Growth Index Fund. The Russell 1000® Growth Index is a subset of the Russell 1000® Index, which represents the top 1,000 U.S. equity securities in market capitalization (according to the Russell Investment Group). The Russell 1000® Growth Index represents those Russell 1000® Index securities with higher relative forecasted growth rates and price/book ratios. The Russell 1000® Growth Index has higher weightings in those sectors of the market with typically higher relative valuations and higher growth rates, including sectors such as technology and health care. As of September 30, 2015, the Russell 1000® Growth Index had a mean market capitalization of $_____ billion and a median market capitalization of $___ billion. The largest market capitalization of companies in the Russell 1000® Growth Index was $_____ billion. The Russell Investment Group determines the composition of the index based on certain factors and can change its composition at any time.

50     Prospectus  ■  TIAA-CREF Equity Index Funds

Russell 1000® Value Index

This is the benchmark index for the Large-Cap Value Index Fund. The Russell 1000® Value Index is a subset of the Russell 1000® Index, which represents the top 1,000 U.S. equity securities in market capitalization (according to the Russell Investment Group). The Russell 1000® Value Index contains higher weightings of roughly one-third of the Russell 1000® Index securities with lower relative growth rates and price/book values and lower weightings of the roughly middle third of companies. The Russell 1000® Value Index has higher weightings in those sectors of the market with typically lower relative valuations and growth rates, including sectors such as financial services and energy. As of September 30, 2015, the Russell 1000® Value Index had a mean market capitalization of $_____ billion and a median market capitalization of $___ billion. The largest market capitalization of companies in the Russell 1000® Value Index was $____ billion. The Russell Investment Group determines the composition of the index based on certain factors and can change the index’s composition at any time.

S&P 500® Index

This is the benchmark index for the S&P 500 Index Fund. The S&P 500® Index is a market capitalization-weighted index of the 500 leading companies in leading industries of the U.S. economy. It is widely recognized as a guide to the overall health of the U.S. stock market. The index covers industrial, utility, technology, financial, and other companies of the U.S. markets. The index focuses on the large-cap segment of the market, with 75% coverage (by market capitalization) of U.S. equities. As of September 30, 2015 the market capitalization of companies in the S&P 500® Index ranged from $___ billion to $_____ billion, with a mean market capitalization of $____ billion and a median market capitalization of $____ billion. Standard & Poor’s determines the composition of the index based on a combination of factors including market capitalization, liquidity and industry group representation, and can change its composition at any time.

Russell 2000® Index

This is the benchmark index for the Small-Cap Blend Index Fund. The Russell 2000® Index represents the largest 2,000 U.S. equities in market capitalization following the top 1,000 U.S. equities (according to the Russell Investment Group). As of September 30, 2015, the Russell 2000® Index had a mean market capitalization of $___ billion and a median market capitalization of $___ million. The largest market capitalization of companies in the Russell 2000® Index was $___ billion. The Russell Investment Group determines the composition of the index based on certain factors and can change its composition at any time.

MSCI Emerging Markets® Index

This is the benchmark index for the Emerging Markets Equity Index Fund. The MSCI EM Index tracks the performance of the leading stocks in certain MSCI emerging markets countries in the following areas: Europe, Asia, Africa, Latin

TIAA-CREF Equity Index Funds  ■  Prospectus     51

America and the Middle East. MSCI constructs indices country by country, then assembles the country indices into regional indices. To construct an MSCI country index, MSCI analyzes each stock in that country’s market based on its market capitalization, trading volume and significant owners. The stocks are sorted by free float-adjusted market capitalization, and the largest stocks (meeting liquidity and trading volume requirements) are selected until approximately 85% of the free float-adjusted market representation of each country’s market is reached. When combined as the MSCI EM Index, the regional index captures approximately 85% of the free float-adjusted market capitalization of certain emerging markets countries around the world.

The MSCI EM Index may include securities of large- and mid-cap issuers. MSCI determines the composition of the index based on a combination of factors including regional/country exposure, price, trading volume and significant owners, and can change its composition at any time.

MSCI EAFE® Index

This is the benchmark index for the International Equity Index Fund. The MSCI EAFE® Index tracks the performance of the leading stocks in certain MSCI countries outside of North America in Europe, Australasia and the Far East. The MSCI EAFE® Index constructs indices country by country, then assembles the country indices into regional indices. To construct an MSCI country index, the MSCI EAFE® Index analyzes each stock in that country’s market based on its market capitalization, trading volume and significant owners. The stocks are sorted by free float adjusted market capitalization, and the largest stocks (meeting liquidity and trading volume requirements) are selected until approximately 85% of the free float adjusted market representation of each country’s market is reached. When combined as the MSCI EAFE® Index, the regional index captures approximately 85% of the free float adjusted market capitalization of certain countries around the world.

The MSCI EAFE® Index is primarily a large-capitalization index, with approximately 83% of its stocks falling in this category. MSCI determines the composition of the index based on a combination of factors including regional/country exposure, price, trading volume and significant owners, and can change its composition at any time.

Additional information on principal and non-principal investment strategies

The Funds may invest in short-term debt securities of the same type as those held by money market funds and other kinds of short-term instruments for cash management and other purposes. These securities help the Funds maintain liquidity, use cash balances effectively, and take advantage of attractive investment opportunities. Each Fund also may invest up to 20% of its assets in fixed-income investments.

52     Prospectus  ■  TIAA-CREF Equity Index Funds

Each Fund may write (sell) call options, including covered call options, and purchase call and put options, to try to enhance income, reduce portfolio volatility or protect gains in its portfolio. Such options may include put and call options on securities of the types in which a Fund may invest and on securities indices composed of such securities. In writing (selling) call options, a Fund may give up the opportunity to profit on a security if the market price of the security rises and the option is exercised and, conversely, the premiums received from call options sold may not reduce the extent of Fund losses during periods of market decline. In purchasing call and put options, a Fund may purchase a call or put option that expires with no value due to the market price of the security remaining below or above, as applicable, the strike price of the option. In such an event, a Fund would lose the value of the premium paid for the call or put option but would also receive no economic benefit from the purchase or sale, as applicable, of the security. Each Fund can also write (sell) put options. In writing put options, a Fund may experience losses on a security if the market price of the security declines and the option is exercised and, conversely, the premiums received from put options sold may not reduce the extent of Fund losses during periods of market decline.

In addition, each Fund may buy and sell futures contracts on securities indices composed of securities of the types in which it may invest, and put and call options on such futures contracts. Each Fund may use such futures contracts and options on futures contracts for hedging or cash management purposes, or to seek increased total return. Futures contracts permit a Fund to gain or reduce exposure to groups of securities and thereby have the potential to earn returns that are similar to those that would be earned by direct investments in those securities or instruments.

Where appropriate futures contracts are not available, or if Advisors deems advisable for other reasons, a Fund may invest in investment company securities, such as exchange-traded funds (“ETFs”). The Funds may also use ETFs for cash management purposes and other purposes, including to gain exposure to certain sectors or securities that are represented by ownership in ETFs.

Each Fund may invest in instruments including exchange-traded notes (“ETNs”), equity-linked notes (“ELNs”) and futures contracts or other derivatives to achieve its investment objective. A Fund may also use such instruments for cash management and other purposes, including foreign exposure to certain sectors or securities that are represented by ownership in ETFs, ETNs, or ELNs. When the Funds invest in ETFs or other investment companies, the Funds bear a proportionate share of expenses charged by the investment company in which it invests. An ETF may trade at a premium or discount to its net asset value.

In seeking to manage currency exposure, a Fund also may enter into forward currency contracts and currency swaps and may buy or sell put and call options and futures contracts on foreign currencies.

TIAA-CREF Equity Index Funds  ■  Prospectus     53

Each Fund can invest in other derivatives and similar financial instruments, such as equity swaps (including contracts for difference, an arrangement where the return is linked to the price movement of an underlying security, and other arrangements where the return is linked to a stock market index), options on swaps, and equity-linked fixed-income securities, so long as these derivatives and other financial instruments are consistent with a particular Fund’s investment objective, restrictions and policies and current regulations.

Please see the Funds’ SAI for more information on these and other investments the Funds may utilize.

Portfolio holdings

A description of the Funds’ policies and procedures with respect to the disclosure of their portfolio holdings is available in the Funds’ SAI.

Portfolio turnover

If a Fund engages in active and frequent trading of portfolio securities, it will have a correspondingly higher “portfolio turnover rate.” A high portfolio turnover rate generally will result in (1) greater brokerage commission expenses or other transaction costs borne by a Fund and, ultimately, by shareholders and (2) higher amounts of realized investment gain subject to the payment of taxes by shareholders. Also, a high portfolio turnover rate for a Fund may cause the Fund to be more likely to generate capital gains that must be distributed to shareholders as taxable income. The Funds are not subject to a specific limitation on portfolio turnover, and securities of a Fund may be sold at any time such sale is deemed advisable for investment or operational reasons. Also, certain trading strategies utilized by a Fund may increase portfolio turnover. The portfolio turnover rates of the Funds are listed above in the “Summary information” section and the portfolio turnover rates during recent fiscal periods are provided in the Financial Highlights. The Funds are not generally managed to minimize the tax burden for shareholders. The Funds may have investors that are funds of funds, education savings plans or other asset allocation programs that are also managed by Advisors. These investors may engage in reallocations, rebalancings or other activity that may increase a Fund’s portfolio turnover rate and brokerage costs. Advisors may employ various portfolio management strategies to attempt to minimize any potential disruptive effects or costs of such activity.

Share classes

Each Fund may offer Retail, Retirement, Premier, [Investor] or Institutional Class shares. [Investor] Class shares are offered in this Prospectus; Retail, Retirement, Premier and Institutional Class shares are offered in a separate prospectus. Each Fund’s investments are held by the Fund as a whole, not by a particular share class, so an investor’s money will be invested the same way no

54     Prospectus  ■  TIAA-CREF Equity Index Funds

matter which class of shares is held. However, there are differences among the fees and expenses associated with each class and not everyone is eligible to buy every class. After determining which classes you are eligible to buy, decide which class best suits your needs. Please contact us if you have questions or would like assistance in determining which class is right for you.

Management of the Funds

The Funds’ investment adviser

Advisors manages the assets of the Trust, under the supervision of the Board of Trustees. Advisors is an indirect wholly owned subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). TIAA is a life insurance company founded in 1918 by the Carnegie Foundation for the Advancement of Teaching and is the companion organization of College Retirement Equities Fund (“CREF”), the first company in the United States to issue a variable annuity. Advisors is registered as an investment adviser with the SEC under the Investment Advisers Act of 1940. Advisors also manages the investments of TIAA Separate Account VA-1 and TIAA-CREF Life Funds. Through an affiliated investment adviser, TIAA-CREF Investment Management, LLC (“TCIM”), certain personnel of Advisors also manage the investment accounts of CREF. As of June 30, 2015, Advisors and TCIM together had approximately $319 billion of registered investment company assets under management. Advisors is located at 730 Third Avenue, New York, NY 10017-3206.

TIAA-CREF entities sponsor an array of financial products for retirement and other investment goals. For some of these products, for example, the investment accounts of CREF, TIAA or its subsidiaries perform services “at cost.” The Funds, however, pay the management fees and other expenses that are described in the table of fees and expenses in this Prospectus. The management fees paid by the Funds to Advisors are intended to compensate Advisors for its services to the Funds and are not limited to the reimbursement of Advisors’ costs. Thus, under this arrangement, Advisors can earn a profit or incur a loss on the services which it renders to the Funds. The Funds also pay Advisors for certain administrative services that Advisors provides to the Funds on an at-cost basis.

Advisors manages the assets of the Funds pursuant to an investment management agreement with the Trust (the “Management Agreement”). Advisors’ duties under the Management Agreement include, among other things, providing the Funds with investment research, advice and supervision; furnishing an investment program for the Funds; determining which securities or other investments to purchase, sell or exchange; and providing or obtaining any other necessary services to manage, acquire or dispose of securities, cash or other investments. Advisors also supervises and acts as liaison among the various service providers to the Funds, such as the custodian and transfer agent.

The annual investment management fees charged under the Management Agreement with respect to the Funds are as follows:

TIAA-CREF Equity Index Funds  ■  Prospectus     55

INVESTMENT MANAGEMENT FEES

	Assets Under Management	Fee Rate
	(Billions)	(average daily net assets)
Equity Index Fund	All assets	0.04%

	Assets Under Management	Fee Rate
	(Billions)	(average daily net assets)
Large-Cap Growth Index Fund	All assets	0.04%

	Assets Under Management	Fee Rate
	(Billions)	(average daily net assets)
Large-Cap Value Index Fund	All assets	0.04%

	Assets Under Management	Fee Rate
	(Billions)	(average daily net assets)
S&P 500 Index Fund	All assets	0.04%

	Assets Under Management	Fee Rate
	(Billions)	(average daily net assets)
Small-Cap Blend Index Fund	All assets	0.04%

	Assets Under Management	Fee Rate
	(Billions)	(average daily net assets)
Emerging Markets Equity Index Fund	All assets	0.14%

	Assets Under Management	Fee Rate
	(Billions)	(average daily net assets)
International Equity Index Fund	All assets	0.04%

A discussion regarding the basis for the Board of Trustees’ most recent approval of the Funds’ Management Agreement is available in the Funds’ shareholder report for the period ended April 30, 2015. For a free copy of the Funds’ shareholder report, please call 800 842-2252, visit the Funds’ website at www.tiaa-cref.org or visit the SEC’s website at www.sec.gov.

Portfolio management teams

The Funds are managed by one or more portfolio managers, who are responsible for the day-to-day management of the Funds, with expertise in the area applicable to the Funds’ investments. In the case of Funds with multiple portfolio managers, each may be responsible for different aspects of the Fund’s management. For example, one manager may be principally responsible for selecting appropriate investments for a Fund, while another may be principally responsible for asset allocation. The following is a list of the portfolio managers primarily responsible for managing each Fund’s investments, along with their relevant experience. The Funds’ portfolio managers may change from time to time.

56     Prospectus  ■  TIAA-CREF Equity Index Funds

Name & Title	Portfolio Role/ Coverage/ Expertise/Specialty	Experience Over Past Five Years	Total Experience (since dates specified below)
			At TIAA	Total	On Team
EQUITY INDEX FUND
Philip James (Jim) Campagna, CFA Senior Director	Quantitative Portfolio Management	Advisors, TCIM and other advisory affiliates of TIAA—2005 to Present (portfolio management of domestic and international large-, mid- and small-cap equity index portfolios); Mellon Capital Management—1997 to 2005 (portfolio manager for a variety of equity index funds)	2005	1991	2005
Lei Liao, CFA Director	Quantitative Portfolio Management	Advisors, TCIM and other advisory affiliates of TIAA—2012 to Present (portfolio management of domestic and international large-, mid- and small-cap equity index portfolios); Northern Trust Global Investment—2007 to 2012 (portfolio management of domestic and international, tax advantaged and index portfolios); World Asset Management—2005 to 2007 (portfolio manager for a variety of equity index funds)	2012	2005	2014
LARGE-CAP GROWTH INDEX FUND
Philip James (Jim) Campagna, CFA Senior Director	Quantitative Portfolio Management	Advisors, TCIM and other advisory affiliates of TIAA—2005 to Present (portfolio management of domestic and international large-, mid- and small-cap equity index portfolios); Mellon Capital Management—1997 to 2005 (portfolio manager for a variety of equity index funds)	2005	1991	2005
Lei Liao, CFA Director	Quantitative Portfolio Management	Advisors, TCIM and other advisory affiliates of TIAA—2012 to Present (portfolio management of domestic and international large-, mid- and small-cap equity index portfolios); Northern Trust Global Investment—2007 to 2012 (portfolio management of domestic and international, tax advantaged and index portfolios); World Asset Management—2005 to 2007 (portfolio manager for a variety of equity index funds)	2012	2005	2014

TIAA-CREF Equity Index Funds  ■  Prospectus     57

Name & Title	Portfolio Role/ Coverage/ Expertise/Specialty	Experience Over Past Five Years	Total Experience (since dates specified below)
			At TIAA	Total	On Team
LARGE-CAP VALUE INDEX FUND
Philip James (Jim) Campagna, CFA Senior Director	Quantitative Portfolio Management	Advisors, TCIM and other advisory affiliates of TIAA—2005 to Present (portfolio management of domestic and international large-, mid- and small-cap equity index portfolios); Mellon Capital Management—1997 to 2005 (portfolio manager for a variety of equity index funds)	2005	1991	2005
Lei Liao, CFA Director	Quantitative Portfolio Management	Advisors, TCIM and other advisory affiliates of TIAA—2012 to Present (portfolio management of domestic and international large-, mid- and small-cap equity index portfolios); Northern Trust Global Investment—2007 to 2012 (portfolio management of domestic and international, tax advantaged and index portfolios); World Asset Management—2005 to 2007 (portfolio manager for a variety of equity index funds)	2012	2005	2014
S&P 500 INDEX FUND
Philip James (Jim) Campagna, CFA Senior Director	Quantitative Portfolio Management	Advisors, TCIM and other advisory affiliates of TIAA—2005 to Present (portfolio management of domestic and international large-, mid- and small-cap equity index portfolios); Mellon Capital Management—1997 to 2005 (portfolio manager for a variety of equity index funds)	2005	1991	2005
Lei Liao, CFA Director	Quantitative Portfolio Management	Advisors, TCIM and other advisory affiliates of TIAA—2012 to Present (portfolio management of domestic and international large-, mid- and small-cap equity index portfolios); Northern Trust Global Investment—2007 to 2012 (portfolio management of domestic and international, tax advantaged and index portfolios); World Asset Management—2005 to 2007 (portfolio manager for a variety of equity index funds)	2012	2005	2014

58     Prospectus  ■  TIAA-CREF Equity Index Funds

Name & Title	Portfolio Role/ Coverage/ Expertise/Specialty	Experience Over Past Five Years	Total Experience (since dates specified below)
			At TIAA	Total	On Team
SMALL-CAP BLEND INDEX FUND
Philip James (Jim) Campagna, CFA Senior Director	Quantitative Portfolio Management	Advisors, TCIM and other advisory affiliates of TIAA—2005 to Present (portfolio management of domestic and international large-, mid- and small-cap equity index portfolios); Mellon Capital Management—1997 to 2005 (portfolio manager for a variety of equity index funds)	2005	1991	2005
Lei Liao, CFA Director	Quantitative Portfolio Management	Advisors, TCIM and other advisory affiliates of TIAA—2012 to Present (portfolio management of domestic and international large-, mid- and small-cap equity index portfolios); Northern Trust Global Investment—2007 to 2012 (portfolio management of domestic and international, tax advantaged and index portfolios); World Asset Management—2005 to 2007 (portfolio manager for a variety of equity index funds)	2012	2005	2014
EMERGING MARKETS EQUITY INDEX FUND
Philip James (Jim) Campagna, CFA Senior Director	Quantitative Portfolio Management	Advisors, TCIM and other advisory affiliates of TIAA—2005 to Present (portfolio management of domestic and international large-, mid- and small-cap equity index portfolios); Mellon Capital Management—1997 to 2005 (portfolio manager for a variety of equity index funds)	2005	1991	2010
Lei Liao, CFA Director	Quantitative Portfolio Management	Advisors, TCIM and other advisory affiliates of TIAA—2012 to Present (portfolio management of domestic and international large-, mid- and small-cap equity index portfolios); Northern Trust Global Investment—2007 to 2012 (portfolio management of domestic and international, tax advantaged and index portfolios); World Asset Management—2005 to 2007 (portfolio manager for a variety of equity index funds)	2012	2005	2014

TIAA-CREF Equity Index Funds  ■  Prospectus     59

Name & Title	Portfolio Role/ Coverage/ Expertise/Specialty	Experience Over Past Five Years	Total Experience (since dates specified below)
			At TIAA	Total	On Team
INTERNATIONAL EQUITY INDEX FUND
Philip James (Jim) Campagna, CFA Senior Director	Quantitative Portfolio Management	Advisors, TCIM and other advisory affiliates of TIAA—2005 to Present (portfolio management of domestic and international large-, mid- and small-cap equity index portfolios); Mellon Capital Management—1997 to 2005 (portfolio manager for a variety of equity index funds)	2005	1991	2005
Lei Liao, CFA Director	Quantitative Portfolio Management	Advisors, TCIM and other advisory affiliates of TIAA—2012 to Present (portfolio management of domestic and international large-, mid- and small-cap equity index portfolios); Northern Trust Global Investment—2007 to 2012 (portfolio management of domestic and international, tax advantaged and index portfolios); World Asset Management—2005 to 2007 (portfolio manager for a variety of equity index funds)	2012	2005	2014

The Funds’ SAI provides additional disclosure about the compensation structure for the Funds’ portfolio managers, the other accounts they manage, total assets in those accounts and potential conflicts of interest, as well as the portfolio managers’ ownership of shares of the Funds they manage.

Other services

Under the terms of the Administrative Services Agreement with the Trust, responsibility for payment of expenses relating to oversight and performance of certain services, including transfer agency, dividend disbursing, accounting, administrative, compliance and shareholder services, is allocated directly either to the Funds or to Advisors.

For Advisors’ provision of such administrative, compliance and other services to the Funds under the Administrative Services Agreement, the Funds pay to Advisors at the end of each calendar month the allocated costs of such services as determined under the TIAA-CREF cost allocation methodology then in effect.

Distribution and service arrangements

Teachers Personal Investors Services, Inc. (“TPIS”) distributes each class of Fund shares.

60     Prospectus  ■  TIAA-CREF Equity Index Funds

Other Payments by the Funds

In addition to the fees the Funds pay to their transfer agent, TPIS or Advisors, on behalf of the [Investor] Class of the Funds, may enter into agreements with financial intermediaries pursuant to which the Funds will pay financial intermediaries for administrative, networking, recordkeeping, sub-transfer agency and shareholder services. The Funds have adopted a Shareholder Servicing Plan (“Servicing Plan”) with respect to [Investor] Class shares that has been approved by the Board of Trustees that outlines the types of services to be provided to the Funds by these financial intermediaries. The Servicing Plan also provides the maximum rates that the Funds may pay such financial intermediaries, which are generally based on: (1) an annual percentage of the average daily net assets of Fund shareholders serviced by a financial intermediary; and/or (2) a fixed dollar amount for each account serviced by a financial intermediary. The aggregate amount of these payments may be substantial and may vary significantly among intermediaries but will be limited by Advisors’ agreement to reimburse each Fund for total [Investor] Class expenses that exceed certain specified amounts.

Other Payments by TPIS, Advisors or their Affiliates

In addition to the payments from the Funds made to financial intermediaries as previously described, TPIS, Advisors or their affiliates may from time to time make additional payments, out of their own resources, to certain financial intermediaries that sell shares of the TIAA-CREF Funds. These payments are often referred to as “revenue sharing.” These payments may be made in order to promote the sale and retention of Fund shares by intermediaries and their customers. The amounts of these distribution-related revenue sharing payments may vary by financial intermediary and, with respect to a given financial intermediary, are typically calculated by reference to the amount of the financial intermediary’s recent gross sales of TIAA-CREF Fund shares and/or total assets of TIAA-CREF Funds held by the intermediary’s customers. The level of distribution-related revenue sharing payments that TPIS, Advisors or their affiliates are willing to provide to a particular financial intermediary may be affected by, among other factors, the intermediary’s total assets held in and recent net investments into the TIAA-CREF Funds, the intermediary’s level of participation in TIAA-CREF Fund sales and marketing programs, the intermediary’s compensation program for its registered representatives who sell TIAA-CREF Fund shares and provide services to TIAA-CREF Fund shareholders, and the asset class of the TIAA-CREF Funds for which these payments are provided. The SAI contains additional information about these payments. TPIS may also make payments to financial intermediaries in connection with sales meetings, due diligence meetings, prospecting seminars and other meetings at which TPIS promotes its products and services.

In addition to revenue sharing payments to financial intermediaries related to distribution of the Funds’ shares, Advisors or its affiliates may also make revenue sharing payments out of their own assets to financial intermediaries as

TIAA-CREF Equity Index Funds  ■  Prospectus     61

compensation for certain recordkeeping, shareholder communications and other account administration services provided to TIAA-CREF Fund shareholders who own their shares through these financial intermediaries’ accounts. These servicing-related revenue sharing payments are in addition to any applicable sub-transfer agency or similar fees paid to these financial intermediaries with respect to these services by the TIAA-CREF Funds out of Fund assets.

The amounts of revenue sharing payments to a financial intermediary could be significant, and may create an incentive for the intermediary or its representatives to recommend or offer shares of the Funds to you. The financial intermediary may elevate the prominence or profile of the Funds within the intermediary’s organization by, for example, placing the Funds on a list of preferred or recommended funds and/or granting TPIS, Advisors and/or their affiliates preferential or enhanced opportunities to promote the Funds in various ways within the intermediary’s organization.

Calculating share price

Each Fund determines its net asset value (“NAV”) per share, or share price, on each day the NYSE is open for business. The NAV for each Fund is calculated as of the time when regular trading closes on the NYSE (generally, 4:00 p.m. Eastern Time or at such earlier time that regular trading on the NYSE closes). The Funds do not price their shares on days that the NYSE is closed. NAV per share for each class is determined by dividing the value of the Fund's assets attributable to such class, less all liabilities attributable to such class, by the total number of shares of the class outstanding.

If the Funds invest in foreign securities that are primarily listed on foreign exchanges that trade on days when the Funds do not price their shares, the value of the foreign securities in the Funds’ portfolios may change on days when shareholders will not be able to purchase or redeem Fund shares. The value of a Fund’s investments denominated in foreign currencies is converted to U.S. dollars for purposes of determining the Fund’s NAV.

Each Fund generally uses market quotations or values obtained from independent pricing services to value securities and other instruments held by a Fund. If market quotations or values from independent pricing services are not readily available or are not considered reliable, a Fund will use a security’s “fair value,” as determined in good faith using procedures approved by the Board of Trustees. A Fund may also use fair value if events that have a significant effect on the value of an investment (as determined in Advisors’ sole discretion) occur between the time when its price is determined and the time the Fund’s NAV is calculated. For example, a Fund might use a domestic security’s fair value when the exchange on which the security is principally traded closes early or when trading in the security is halted and does not resume before the Fund’s NAV is calculated. The use of fair value pricing can involve reliance on quantitative models or individual judgment, and may result in changes to the prices of

62     Prospectus  ■  TIAA-CREF Equity Index Funds

portfolio securities that are used to calculate a Fund’s NAV. Although each Fund fair values portfolio securities on a security-by-security basis, Funds that hold foreign portfolio securities may see their portfolio securities fair valued more frequently than other funds that do not hold foreign securities.

Fair value pricing of equity securities most commonly occurs with securities that are primarily traded outside the United States. This may have the effect of decreasing the ability of market timers to engage in “stale price arbitrage,” which takes advantage of the perceived difference in price from a foreign market closing price.

While using a fair value price for foreign securities is intended to decrease the ability of market timers to make money by exchanging into or out of the Funds to the detriment of longer-term shareholders, it may reduce some of the certainty in pricing obtained by using actual market close prices.

The Funds’ fair value pricing procedures provide, among other things, for the Funds to examine whether to fair value foreign securities when there is a movement in the value of a U.S. market index between the close of one or more foreign markets and the close of the NYSE. For these securities, the Funds use a fair value pricing service approved by the Board of Trustees. This pricing service employs quantitative models to value foreign investments in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE. Fair value pricing is subjective in nature and the use of fair value pricing by a Fund may cause the NAV of the Fund’s shares to differ significantly from the NAV that would have been calculated using market prices at the close of the foreign exchange on which a portfolio security is primarily traded. The Funds also examine the prices of individual securities to determine, among other things, whether the price of such securities reflects fair value at the close of the NYSE based on market movements. In addition, the Funds may fair value domestic securities when it is believed the last market quotation is not readily available or such quotation does not represent the fair value of that security.

Fixed-income securities, including money market instruments, are valued using market quotations, independent pricing sources or values derived from a pricing matrix that has various types of the applicable fixed-income instrument along one axis and various maturities along the other. The use of a price derived from a pricing matrix is a method of fair value pricing.

Dividends and distributions

Each Fund expects to declare and distribute to shareholders substantially all of its net investment income and net realized capital gains, if any. The amount distributed will vary according to the income received from investments held by a Fund and capital gains realized from the sale of investments. The Funds plan to pay dividends on an annual basis.

Each Fund intends to pay net capital gains, if any, annually. Dividends and capital gains can be paid in cash or reinvested. If you have elected to receive

TIAA-CREF Equity Index Funds  ■  Prospectus     63

your distributions in cash and the distribution amount is less than $10, then the amount will be automatically reinvested in the particular Fund and no check will be issued. If the postal service is unable to deliver checks to your address of record, or the distribution check remains outstanding for six months or more, then the Funds reserve the right to reinvest the distribution check into your account using the particular Fund’s current NAV and to change your distribution option to reinvestment. No interest will accrue on amounts represented by uncashed distribution checks.

Dividends and capital gain distributions paid to shareholders who hold their shares through a TIAA-CREF-administered retirement plan or custody account will automatically be reinvested in additional shares of the same class of the particular Fund. All other shareholders may elect from the following distribution options (barring any restrictions from the intermediary or plan through which such shares are held):

1. Reinvestment Option, Same Fund. Your dividend and capital gain distributions are automatically reinvested in additional shares of the same share class of the Fund. Unless you elect otherwise, this will be your default distribution option.

2. Reinvestment Option, Different Fund. Your dividend and capital gain distributions are automatically reinvested in additional shares of the same share class of another fund in which you already hold shares.

3. Income-Earned Option. Your long-term capital gain distributions are automatically reinvested, but you will be sent a check for each dividend and short-term capital gain distribution.

4. Capital Gains Option. Your dividend and short-term capital gain distributions are automatically reinvested, but you will be sent a check for each long-term capital gain distribution.

5. Cash Option. A check will be sent for your dividend and each capital gain distribution.

On a Fund’s distribution date, the Fund makes distributions on a per share basis to the shareholders who hold and have paid for Fund shares on the record date. The Funds do this regardless of how long the shares have been held. This means that if you buy shares just before or on a record date, you will pay the full price for the shares and then you may receive a portion of the price back as a taxable distribution (see the discussion of “Buying a dividend” below under “Taxes”). Cash distribution checks will be mailed within seven days of the distribution date.

Shareholders who hold their shares through a variable insurance or annuity product, an employee benefit plan or through an intermediary may be subject to restrictions on their distribution payment options imposed by the product, plan or intermediary. Please contact the variable insurance or annuity product issuer or your plan sponsor or intermediary for more details.

64     Prospectus  ■  TIAA-CREF Equity Index Funds

Taxes

As with any investment, you should consider how your investment in a Fund will be taxed.

Taxes on dividends and distributions. Unless you are tax-exempt or hold Fund shares in a tax-deferred account, you are subject to federal income tax on dividends and taxable distributions each year. Your dividends and taxable distributions generally are taxable when they are paid, whether you take them in cash or reinvest them. However, distributions declared in October, November or December of a year and paid in January of the following year are taxable as if they were paid on December 31 of the prior year.

For federal tax purposes, income and short-term capital gain distributions from a Fund are taxed as ordinary income, and long-term capital gain distributions are taxed as long-term capital gains. Every January, a statement showing the taxable distributions paid to you in the previous year from a Fund will be sent to you and the Internal Revenue Service (“IRS”) (for taxable accounts only). Whether or not a capital gain distribution is considered long-term or short-term depends on how long the Fund held the securities the sale of which led to the gain.

A portion of ordinary income dividends paid by a Fund to individual investors may constitute “qualified dividend income” that is subject to the same maximum tax rates as long-term capital gains. The portion of a dividend that will qualify for this treatment will depend on the aggregated qualified dividend income received by a Fund. Notwithstanding this, certain holding period requirements with respect to a shareholder’s shares in a Fund may apply to prevent the shareholder from treating any portion of a dividend as “qualified dividend income.” Additional information about this can be found in the Funds’ SAI.

Taxes on transactions. Unless a transaction involves Fund shares held in a tax-deferred account, redemptions (sales), including exchanges to other funds, may also give rise to capital gains or losses. The amount of any capital gain or loss will be the difference, if any, between the adjusted cost basis of your shares and the price you receive when you sell or exchange them. In general, a capital gain or loss will be treated as a long-term capital gain or loss if you have held your shares for more than one year.

Each Fund is required to report to the IRS and furnish to Fund shareholders the cost basis information for sale transactions of shares purchased on or after January 1, 2012. Shareholders may elect to have one of several cost basis methods applied to their account when calculating the cost basis of shares sold, including average cost, “first-in, first-out” (“FIFO”), or some other specific identification method. Unless you instruct otherwise, each Fund will use average cost as its default cost basis method, and will treat sales as first coming from shares purchased prior to January 1, 2012. If average cost is used for a shareholder’s first sale of the Fund shares covered by these new rules, the shareholder may only use an alternative cost basis method for shares purchased

TIAA-CREF Equity Index Funds  ■  Prospectus     65

prospectively. Fund shareholders should consult with their tax advisors to determine the best cost basis method for their tax situation.

For shares you sell that were purchased prior to January 1, 2012, you will be sent a statement showing how many shares you sold and at what price. However, the statement will not include cost basis information and will not be furnished to the IRS. You or your tax preparer must determine whether this sale resulted in a capital gain or loss and the amount of tax to be paid on any gain. Be sure to keep your regular account statements; the information they contain will be essential in calculating the amount of your capital gains or losses.

Backup withholding. If you fail to provide a correct taxpayer identification number or fail to certify that it is correct, the Funds are required by law to withhold 28% of all the distributions and redemption proceeds paid from your account. The Funds are also required to begin backup withholding if instructed by the IRS to do so.

Buying a dividend. If you buy shares just before a Fund deducts a distribution from its NAV, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable distribution. This is referred to as “buying a dividend.” For example, assume you bought shares of a Fund for $10.00 per share the day before the Fund paid a $0.25 dividend. After the dividend was paid, each share would be worth $9.75, and, unless you hold your shares through a tax-deferred arrangement such as a 401(a), 401(k) or 403(b) plan or an IRA, you would have to include the $0.25 dividend in your gross income for tax purposes.

Effect of foreign taxes. Foreign governments may impose taxes on a Fund and its investments and these taxes generally will reduce the Funds’ distributions. If a Fund qualifies to pass through a credit for such taxes paid and elects to do so, an offsetting tax credit or deduction may be available to you if you maintain a taxable account. If so, your tax statement will show more taxable income than was actually distributed by a Fund, but will also show the amount of the available offsetting credit or deduction.

Other restrictions. There are tax requirements that all mutual funds must follow in order to avoid federal taxation. In its effort to adhere to these requirements, a Fund may have to limit its investment in some types of instruments.

Special considerations for certain institutional investors. If you are a corporate investor, a portion of the dividends from net investment income paid by a Fund may qualify for the corporate dividends-received deduction. The portion of the dividends that will qualify for this treatment will depend on the aggregate qualifying dividend income received by a Fund from domestic (U.S.) sources. Certain holding period and debt financing restrictions may apply to corporate investors seeking to claim the deduction.

Taxes related to employee benefit plans or IRAs. Generally, individuals are not subject to federal income tax in connection with shares held (or that are held on their behalf) in participant or custody accounts under Code section 401(a)

66     Prospectus  ■  TIAA-CREF Equity Index Funds

employee benefit plans (including 401(k) and Keogh plans), Code section 403(b) or 457 employee benefit plans, or IRAs. Distributions from such plan participant or custody accounts may, however, be subject to ordinary income taxation in the year of the distribution. For information about the tax aspects of your plan or IRA or Keogh account, please consult your plan administrator, TIAA-CREF or your tax advisor.

Other tax matters. Certain investments of a Fund, including certain debt instruments, foreign securities and shares of other investment funds, could affect the amount, timing and character of distributions you receive and could cause a Fund to recognize taxable income in excess of the cash generated by such investments (which may require a Fund to liquidate other investments in order to make required distributions).

This information is only a brief summary of certain federal income tax information about your investment in a Fund. The investment may have state, local or foreign tax consequences, and you should consult your tax advisor about the effect of your investment in a Fund in your particular situation. Additional tax information can be found in the Funds’ SAI.

Your account: purchasing, redeeming
or exchanging shares

Share class eligibility

Definitions

Financial Intermediary Accounts. These include accounts held through platforms, programs, plans and other similar entities, as well as omnibus accounts, on behalf of other investors. Additionally, Financial Intermediary Accounts may include, but are not limited to, the following:

• Benefit Plans (as defined below);

• Certain custody accounts sponsored or administered by TIAA-CREF, or by other entities not affiliated with TIAA-CREF, that are established by individuals as IRAs pursuant to section 408 of the Code; and

• Wrap accounts or other such arrangements as may be offered by a financial advisor or other intermediary.

Benefit Plan Accounts. These include accounts sponsored or administered by either TIAA-CREF and its affiliates or by other entities not affiliated with TIAA-CREF and that are established by or on behalf of employers, or the trustees of plans sponsored by employers, in connection with certain employee benefit plans. Such Benefit Plans include those described in sections 401(a) (including 401(k) plans), 403(a), 403(b) or 457 of the Code. Shareholders investing through such Benefit Plans may have to pay additional expenses related to the administration of such plans. The [Investor Class] is not available to SEPs, SAR-SEPs, SIMPLE IRAs, and Keogh plans.

TIAA-CREF Equity Index Funds  ■  Prospectus     67

Eligibility

[Investor] Class shares are available for purchase by or through the following types of accounts:

• Financial Intermediary Accounts;

• Other investment companies or pools;

• State-sponsored tuition savings plans (529) or healthcare saving accounts (HSA);

• Insurance company separate accounts advised by or affiliated with Advisors, or other affiliates of TIAA-CREF; and

• Other accounts, entities, programs, plans and categories of shareholders as may be approved by the Funds from time to time.

Account minimums

Currently, there are no minimum account requirements, including initial or subsequent minimum investment requirements, for [Investor] Class shares. The Funds have the discretion to impose initial or subsequent minimum investment requirements at any time without any prior notice to shareholders.

Additional information

The Funds reserve the right to determine in their sole discretion whether any potential investor is eligible to purchase [Investor] Class shares. For more information, please contact your financial intermediary or you may call the Funds at 800 842-2252, Monday through Friday, from 8:00 a.m. to 10:00 p.m. Eastern Time.

The Funds may from time to time, in their discretion, deviate from or vary the processes and procedures outlined below for purchasing, redeeming and exchanging shares.

The Funds are not responsible for any losses due to unauthorized or fraudulent instructions when purchasing, redeeming or exchanging shares as long as the Funds follow reasonable security procedures to verify your identity. It is your responsibility to review and verify the accuracy of your confirmation statements immediately after you receive them.

Purchasing shares

How to open an account through a Financial Intermediary Account or Benefit Plan Account not administered by TIAA-CREF

Your Financial Intermediary or Benefit Plan will have its own instructions and procedures for opening an account and establishing a position within the Funds. If you are enrolling in a Benefit Plan you should first contact your employer to learn important details necessary to facilitate enrollment into the plan. Investors purchasing shares through a Financial Intermediary or a Benefit Plan, may purchase shares only in accordance with instructions and limitations pertaining to their account with such intermediary or plan. These Financial Intermediaries or

68     Prospectus  ■  TIAA-CREF Equity Index Funds

Benefit Plans may set different minimum investment requirements for their customers’ investments. Please contact your Financial Intermediary or Benefit Plan sponsor for more information.

For Participants in a Benefit Plan Account or Financial Intermediary Account administered by TIAA-CREF

You should first contact your employer to learn important details necessary to facilitate enrollment in a Benefit Plan. Your employer must notify TIAA-CREF that you are eligible to enroll. In many cases, you will be able to use the TIAA-CREF Web Center’s online enrollment feature at www.tiaa-cref.org. Some plans allow submission of a hard-copy application for a new account; this form can be returned to your human resources (HR) office, a TIAA-CREF Relationship Manager or to either of the addresses below:

First-Class or Standard Mail:

TIAA-CREF

PO Box 1259

Charlotte, NC 28262

Overnight Mail:

TIAA-CREF

8500 Andrew Carnegie Blvd

Charlotte, NC 28262

You may allocate single or ongoing contributions by selecting a Fund and the amounts you wish to contribute to that Fund.

Subject to the terms of your plan, you may be eligible to roll over or transfer in balances from other eligible accounts as determined by the Code.

The Funds may suspend or terminate the offering to your employer’s plan. You may be able to change your allocation for future contributions by:

• writing to TIAA-CREF at P.O. Box 1259, Charlotte, NC 28201;

• calling our Automated Telephone Service (24 hours a day) at 800 842-2252; or

• using the TIAA-CREF website’s account access feature at www.tiaa-cref.org.

Other information for Benefit Plans

As a participant in a Benefit Plan, the Funds impose no minimum investment. The Funds do not currently restrict the frequency of investments made in the Funds by participant accounts through Benefit Plans, although the Funds reserve the right to impose such restrictions in the future. If you are investing in the Funds through a Benefit Plan, your employer’s plan may limit the amount and available methods to invest in your participant account. Additionally, the Code limits total annual contributions to most types of Benefit Plans.

TIAA-CREF Equity Index Funds  ■  Prospectus     69

Transaction methods for purchases

Purchasing via wire: You may remit initial or subsequent deposits into your account via wire. To open an account by wire please send a completed and signed application by mail as instructed above and then follow the wiring instructions below once you have confirmed the account is open and have the account number.

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

ABA Number (all classes) 011000028

DDA Number 99054546

Specify on the wire:

• “The TIAA-CREF Funds—” and the “Share Class” being purchased. For example, a proper set of wire instructions for an initial or subsequent investment into the [Investor] Class would read as follows: “The TIAA-CREF Funds— [Investor] Class”

• Account registration (names of registered owners), address and Social Security number or taxpayer identification number;

• The Fund account number; and

• The Fund and amount to be invested.

Points to remember for all purchases

The Funds consider all purchase requests to be received when they are received in “good order” as determined by the Funds’ transfer agent (or other authorized Fund agent). (See the section entitled “Important transaction information—Good Order” below.) Your investment must be for a specified dollar amount. The Funds cannot accept purchase requests specifying a certain price, date, or number of shares. These types of requests will be deemed to be not in “good order” and the money you sent will be returned to you. If you hold your shares through a Financial Intermediary Account, such intermediary may have its own independent “good order” and eligibility requirements.

Your ability to purchase shares may be restricted due to limitations on purchases or exchanges, including limitations under the Funds’ Market Timing/Excessive Trading Policy (see below). If you hold your shares through a Financial Intermediary Account, such intermediary may charge you additional fees. Contact your Financial Intermediary to find out if it imposes any other conditions on your transactions, such as a different minimum investment requirement.

Federal law requires the Funds to obtain, verify and record information that identifies each person who opens an account. Until the Funds receive such information, it may not be able to open an account or effect transactions for you.

70     Prospectus  ■  TIAA-CREF Equity Index Funds

Furthermore, if the Funds are unable to verify your identity, or that of another person authorized to act on your behalf, or if it is believed potential criminal activity has been identified, the Funds reserve the right to take such action as deemed appropriate, which may include closing your account.

Before you can use TIAA-CREF’s Web Center, you must enter your Social Security number, date of birth and active account number. You will then be given an opportunity to create a user name and password. TIAA-CREF’s Web Center will lead you through the transaction process, and the Funds will use reasonable procedures to confirm that the instructions given are genuine. All transactions over TIAA-CREF’s Web Center are recorded electronically.

All purchases must be in U.S. dollars and all checks must be drawn on U.S. banks. The Funds will only accept accounts with a U.S. address of record. The Funds will not accept a P.O. Box as the address of record.

There may be circumstances when the Funds will not accept new investments. The Funds reserve the right to suspend or terminate the offering of its shares at any time without prior notice. The Funds also reserve the right to restrict you from making future purchases in the Funds or any other series of the Trust. In addition, the Funds reserve the right to reject any application or investment or any other specific purchase request.

Redeeming shares

You can redeem (sell) your shares on any business day. If you hold your Fund shares through a Financial Intermediary Account, please contact the intermediary to sell your shares. Your Financial Intermediary may have different requirements and restrictions on redemptions than the Funds. If you hold your Fund shares through a Benefit Plan Account or Financial Intermediary Account administered by TIAA-CREF, the Benefit Plan or Financial Intermediary may impose further restrictions on the sale of Fund shares.

If you hold your shares through a Benefit Plan Account or Financial Intermediary Account administered by TIAA-CREF, you may be required to complete and return certain forms to effect your redemption. Before you complete your redemption request, please make sure you understand the possible federal and other income tax consequences of a redemption. Neither the Funds nor their transfer agent can process redemption requests that specify a certain price or date; these requests will be deemed not in “good order” and will be returned. (See the section entitled “Important transaction information—Good Order” below.)

Usually, the Funds send redemption proceeds on the next business day after the Funds receive a redemption request in “good order” as determined by the Funds’ transfer agent (or other authorized Fund agent), and not later than seven days afterwards.

If a redemption is requested after a recent purchase of shares, the Funds may delay payment of the redemption proceeds until the check or an electronic funds transfer transaction clears. This can take up to 10 days.

TIAA-CREF Equity Index Funds  ■  Prospectus     71

The Funds can postpone payment if: (a) the NYSE is closed for other than usual holidays or weekends, or trading on the NYSE is restricted; (b) an emergency exists as defined by the SEC, or when the SEC requires that trading be restricted; or (c) the SEC permits a delay for the protection of investors.

The Funds reserve the right to require a Medallion Signature Guarantee for a redemption. The Funds can suspend or terminate your ability to transact by telephone, Internet, or by fax at any time, for any reason.

Once mailed to the Funds, your redemption request is irrevocable and cannot be modified or canceled.

For participants holding shares through a Benefit Plan Account

A redemption can be part of an exchange into (1) another fund available through your Benefit Plan or, (2) another account or IRA.

If you are married, and all or part of your investment is attributable to purchases made under either (i) an employer plan subject to the Employee Retirement Income Security Act of 1974 (“ERISA”) or (ii) an employer plan that provides for spousal rights to benefits, then to the extent required by the Code or ERISA or the terms of your employer plan, your rights to make certain redemptions may be restricted by the rights of your spouse to such benefits.

Transaction methods for redemptions

For all Accounts

In-kind redemptions of shares: Certain large redemptions of Fund shares may be detrimental to a Fund’s other shareholders because such redemptions can adversely affect a portfolio manager’s ability to implement the Fund’s investment strategy by causing premature sale of portfolio securities that would otherwise be held. Consequently, if, in any 90 day period, an investor redeems (sells) shares in an amount that exceeds the lesser of (i) $250,000 or (ii) 1% of a Fund’s assets, then the Fund, at its sole discretion, has the right (without prior notice) to satisfy the difference between the redemption amount and the lesser of the two previously mentioned figures with securities from the Fund’s portfolio instead of cash. This is referred to as a “distribution in-kind” redemption and the securities you receive in this manner represent a portion of the Fund’s entire portfolio. The securities you receive will be selected by the Fund in its discretion. The investor receiving the securities will be responsible for disposing of the securities and bearing any associated costs, and related market and other risks of holding securities.

For Benefit Plan or other Financial Intermediary Accounts administered by TIAA-CREF

By mail: Send your written request to the appropriate address as described in the section entitled “Purchasing shares” above.

Over the Internet: Shares held through a Benefit Plan Account or Financial Intermediary Account administered by TIAA-CREF can be redeemed over the

72     Prospectus  ■  TIAA-CREF Equity Index Funds

Internet subject to any rules imposed by the Benefit Plan or Financial Intermediary. TIAA-CREF’s Web Center can be accessed through TIAA-CREF’s homepage at www.tiaa-cref.org. Before you can use the Web Center, you must enter your Social Security number, date of birth and active account number. The Funds will use reasonable procedures to confirm that the instructions given are genuine. All transactions over the Web Center are recorded electronically.

By telephone: Participants holding shares through a Benefit Plan Account or Financial Intermediary Account administered by TIAA-CREF can call the appropriate number provided in the section entitled “Purchasing shares” above. If you do not want to be able to redeem by telephone, contact either your TIAA-CREF Relationship Manager or Financial Intermediary.

• Participants holding shares through a Benefit Plan or other account administered by TIAA-CREF can redeem up to $50,000 every seven calendar days or any greater amount as approved from time to time.

By systematic redemption plan: TIAA will automatically redeem the requested dollar amount or number of shares held in a Benefit Plan Account or Financial Intermediary Account administered by TIAA-CREF on any business day between the 1st and 28th of the month. If the days selected are not business days, shares will be redeemed on the following business day. Redemptions will be made via check or electronic transfer to your bank.

All owners of an account must sign the systematic redemption plan request. Similarly, all owners must sign any request to increase the amount or frequency of the systematic redemptions or a request for payments to be sent to an address other than the address of record. A Medallion Signature Guarantee may be required for this address change. TIAA can terminate the systematic redemption plan option at any time, although TIAA will notify you if this occurs. You can terminate the plan or reduce the amount or frequency of the redemptions by writing or by calling TIAA or through the TIAA-CREF Web Center. Requests to establish, terminate, or change the amount or frequency of redemptions will become effective within five days after the Funds receive your instructions.

Exchanging shares

Overview

An exchange is a simultaneous redemption of shares in a Fund and a purchase of shares in another fund or series of the Trust. Investors can exchange shares on any business day subject to limitations (i) described in the section entitled “Market timing/excessive trading policy” below, (ii) imposed by your Financial Intermediary or (iii) any limitations under your employer’s Benefit Plan. Shareholders who own shares through a Benefit Plan Account or Financial Intermediary Account should contact the plan or intermediary for exchange requests.

Exchanges between accounts can be made only if the accounts are registered in the same name(s), address and Social Security number or taxpayer

TIAA-CREF Equity Index Funds  ■  Prospectus     73

identification number. Because restrictions may apply to certain accounts or plans, you should contact your Financial Intermediary or Benefit Plan representative for further information. An exchange is considered a sale of securities and therefore may be a taxable event.

In the case of shares held through a Benefit Plan Account or Financial Intermediary Account administered by TIAA-CREF, exchanges must generally be for at least $1,000 (except for systematic exchanges, which must be for at least $100) or your entire balance, if it is less.

Make sure you understand the investment objective, policies, strategies and risks disclosed in the prospectus of the fund into which you exchange shares. The exchange option is not designed to allow you to time the market. It gives you a convenient way to adjust the balance of your account so that it more closely matches your overall investment objectives and risk tolerance level.

The Funds reserve the right to reject any exchange request and to modify or terminate the exchange option at any time without prior notice to shareholders. The Funds may do this, in particular, when your transaction activity is deemed to be harmful to the Funds, including if it is considered to be market timing activity.

Once made, an exchange request by mail cannot be modified or cancelled.

Transaction methods for exchanges

If your shares are held through a Benefit Plan or Financial Intermediary Account, please contact the plan or intermediary for exchange requirements. Investors holding shares through Accounts administered by TIAA-CREF may exchange:

Over the Internet: If your Account is administered through TIAA-CREF you can exchange shares using TIAA-CREF’s Web Center, which can be accessed through TIAA-CREF’s homepage at www.tiaa-cref.org.

By mail: Send your written request to the appropriate address as described in the section entitled “Purchasing shares” above. The letter must include your name, address, and the funds and Accounts you want to exchange between.

By telephone: Please call 800 842-2252.

By systematic exchange: Under this feature, TIAA-CREF automatically redeems shares in a Fund and purchases shares in another fund or series of the Trust as specified by the applicable agreement. For all systematic exchanges, you must specify the dollar amount and the funds involved in the exchange. If you want to set up a systematic exchange, contact TIAA-CREF. You can terminate the plan or change the amount or frequency of the exchanges by writing or calling the number identified in the section entitled “Purchasing shares” above. Requests to establish, terminate, or change the amount or frequency of exchanges will become effective within five days after TIAA-CREF receives your instructions. All account owners must sign the systematic exchange request. Similarly, all account owners must sign any request to increase the amount or frequency of systematic exchanges.

74     Prospectus  ■  TIAA-CREF Equity Index Funds

Conversion of shares—applicable to all investors

A share conversion is a transaction where shares of one class of a Fund are exchanged for shares of another class of the Fund. Share conversions can occur between each share class of a Fund. Generally, share conversions occur where a shareholder becomes eligible for another share class of a Fund or no longer meets the eligibility of the share class they own (and another class exists for which they would be eligible). Please note that a share conversion is generally a non-taxable event, but please consult with your personal tax advisor on your particular circumstances.

A request for a share conversion will not be processed until it is received in “good order” (as defined below) by the Funds’ transfer agent (or other authorized Fund agent). Conversion requests received in “good order” prior to the close of the NYSE (generally 4:00 p.m. Eastern Time) on a day the NYSE is open will receive the NAV of the new class calculated that day. Please note that, because the NAV of each class of a Fund will generally vary from the NAVs of the other classes due to differences in expenses, you will receive a different number of shares in the new class than you held in the old class, but the total value of your holdings will remain the same.

The Funds' market timing policies will not be applicable to share conversions. Please contact the Financial Intermediary or Benefit Plan through which you hold your Fund shares for more information on share conversions. Please note that certain intermediaries or plan sponsors may not permit all types of share conversions. The Funds reserve the right to terminate, suspend or modify the share conversion privilege for any shareholder or group of shareholders.

Voluntary conversions

If you believe that you are eligible to convert your Fund shares to another class, you may place an order for a share conversion by contacting your Relationship Manager. Please contact the Financial Intermediary or Benefit Plan through which you hold your Fund shares regarding conversions. Please be sure to read the applicable sections of the prospectus for the new class in which you wish to convert prior to such a conversion in order to learn more about its different features, performance and expenses. Neither the Funds nor Advisors has any responsibility for reviewing accounts and/or contacting shareholders to apprise them that they may qualify to request a voluntary conversion. Some Financial Intermediaries or Benefit Plans may not allow investors who own Fund shares through them to make share conversions.

Mandatory conversions

The Funds reserve the right to automatically convert shareholders from one class to another if they no longer qualify as eligible for their existing class or if they become eligible for another class. Such mandatory conversions may be as a result of a change in value of an account due to market movements, exchanges

TIAA-CREF Equity Index Funds  ■  Prospectus     75

or redemptions. The Funds will notify affected shareholders in writing prior to any mandatory conversion.

Important transaction information

Good Order. Purchase, redemption and exchange requests are not processed until received in good order by the Funds’ transfer agent at its processing center (or by another authorized Fund agent). “Good order” means actual receipt of the order along with all information and supporting legal documentation necessary to effect the transaction by the Funds’ transfer agent (or other authorized Fund agent). This information and documentation generally includes the Fund account number, the transaction amount (in dollars or shares), signatures of all account owners exactly as registered on the account and any other information or supporting documentation as the Funds, their transfer agent or other authorized Fund agent may require. With respect to purchase requests, “good order” also generally includes receipt of sufficient funds by the Funds’ transfer agent (or other authorized Fund agent) to effect the purchase. The Funds, their transfer agent or any other authorized Fund agent may, in their sole discretion, determine whether any particular transaction request is in good order and reserve the right to change or waive any good order requirement at any time.

Financial intermediaries or plan sponsors may have their own requirements for considering transaction requests to be in “good order.” If you hold your shares through a financial intermediary or plan sponsor, please contact them for their specific “good order” requirements.

Share Price. If the Funds’ transfer agent (or other authorized Fund agent) receives an order to purchase, redeem or exchange shares that is in good order anytime before close of regular trading on the NYSE (usually 4:00 p.m. Eastern Time), the transaction price will be the NAV per share for that day. If the Funds’ transfer agent (or other authorized Fund agent) receives an order to purchase, redeem or exchange shares that is in good order anytime after the NYSE closes, the transaction price will be the NAV per share calculated the next business day.

The Financial Intermediary or Benefit Plan through which you hold your shares may require you to communicate to it any purchase, redemption or exchange request by a specified deadline earlier than 4:00 p.m. Eastern Time in order to receive that day’s NAV per share as the transaction price.

Large Redemptions—Applicable to All Investors. Please contact the Funds before attempting to redeem a large dollar amount of shares (including exchange requests since they include redemption transactions). Large redemptions of Fund shares may be detrimental to the Funds’ other shareholders because such transactions can adversely affect a portfolio manager’s ability to efficiently manage the Funds. By contacting the Funds before you attempt to redeem a large dollar amount, you may avoid in-kind payment of your request.

Taxpayer Identification Number. Regardless of whether you hold your Fund shares directly or through a Financial Intermediary, you must give the Funds your taxpayer identification number (which, for most individuals, is your Social Security

76     Prospectus  ■  TIAA-CREF Equity Index Funds

number) and tell the Funds whether or not you are subject to backup withholding. If you do not furnish your taxpayer identification number, redemptions or exchanges of shares, as well as dividends and capital gains distributions, will be subject to backup tax withholding. In addition, if you hold Fund shares directly and do not furnish your taxpayer identification number, then your account application will be rejected and returned.

Changing Your Address. To change the address on an account, please send the Funds a written notification.

Medallion Signature Guarantee. For some transaction requests (for example, when you are redeeming shares within 14 days (for participants holding shares through a plan or account administered by TIAA-CREF) of changing your address, bank or bank account or adding certain new services to an existing account), the Funds may require a Medallion Signature Guarantee of each owner of record of an account. This requirement is designed to protect you and the Funds from fraud, and to comply with rules on stock transfers. A Medallion Signature Guarantee is a written endorsement from an eligible guarantor institution that the signature(s) on the written request is (are) valid. Certain commercial banks, trust companies, savings associations, credit unions and members of U.S. stock exchanges participate in the Medallion Signature Guarantee program. No other form of signature verification will be accepted. A notary public cannot provide a signature guarantee. For more information about when a Medallion Signature Guarantee may be required, please contact your Financial Intermediary or Benefit Plan.

Transferring Shares. For certain share classes, you can transfer ownership of your account to another person or organization that also qualifies to own the class of shares or change the name on your account by sending the Funds written instructions. Generally, each registered owner of the account must sign the request and provide Medallion Signature Guarantees. When you change the name on an account, shares in that account are transferred to a new account.

Limitations. Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require the Funds to block an account owner’s ability to make certain transactions and thereby refuse to accept a purchase order or any request for transfers or withdrawals, until instructions are received from the appropriate regulator. The Funds may also be required to provide additional information about you and your account to government regulators.

Customer Complaints. Customer complaints may be directed to TIAA-CREF Funds, 730 Third Avenue, New York, NY 10017-3206, Mail Stop 730/07/01, Attention: Director, Distribution Operation Services.

TIAA-CREF Web Center and Telephone Transactions. The Funds are not liable for losses from unauthorized TIAA-CREF Web Center and telephone transactions so long as reasonable procedures designed to verify the identity of the person effecting the transaction are followed. The Funds require the use of personal identification numbers, codes and other procedures designed to

TIAA-CREF Equity Index Funds  ■  Prospectus     77

reasonably confirm that instructions given through TIAA-CREF’s Web Center or by telephone are genuine. The Funds also tape records telephone instructions and provides written confirmations of such instructions. The Funds accept all telephone instructions that are reasonably believed to be genuine and accurate. However, you should verify the accuracy of your confirmation statements immediately after you receive them. The Funds may suspend or terminate Internet or telephone transaction facilities at any time, for any reason. If you do not want to be able to effect transactions over the telephone, call the Funds for instructions.

Market timing/excessive trading policy—applicable to all investors

There are shareholders who may try to profit from making transactions back and forth among the Funds and other funds in an effort to “time” the market. As money is shifted in and out of a Fund, the Fund may incur transaction costs, including, among other things, expenses for buying and selling securities. These costs are borne by all Fund shareholders, including long-term investors who do not generate these costs. In addition, market timing can interfere with efficient portfolio management and cause dilution if timers are able to take advantage of pricing inefficiencies. Consequently, the Funds are not appropriate for such market timing and you should not invest in the Funds if you want to engage in market timing activity.

The Board of Trustees has adopted policies and procedures to discourage this market timing activity. Under these policies and procedures, if, within a 60 calendar day period, a shareholder redeems or exchanges any monies out of a Fund, subsequently purchases or exchanges any monies back into the same Fund and then redeems or exchanges any monies out of that Fund, the shareholder will not be permitted to transfer back into the Fund through a purchase or exchange for 90 calendar days.

These market timing policies and procedures will not be applied to certain types of transactions like reinvestments of dividends and capital gains distributions, systematic withdrawals, systematic purchases, automatic rebalancings, death and hardship withdrawals, certain transactions made within a retirement or employee benefit plan, such as contributions, mandatory distributions, loans and plan sponsor-initiated transactions, and other types of transactions specified by the Fund. In addition, the market timing policies and procedures will not apply to certain tuition (529) plan programs, funds of funds, wrap programs, asset allocation programs and other similar programs that are approved by the Funds.

A Fund may also waive the market timing policies and procedures when it is believed that such waiver is in a Fund’s best interest, including but not limited to when it is determined that enforcement of these policies and procedures is not necessary to protect the Fund from the effects of short-term trading.

78     Prospectus  ■  TIAA-CREF Equity Index Funds

The Funds also reserve the right to reject any purchase or exchange request, including when it is believed that a request would be disruptive to a Fund’s efficient portfolio management. The Funds also may suspend or terminate your ability to transact by telephone, fax or Internet for any reason, including the prevention of market timing activity. A purchase or exchange request could be rejected or electronic trading privileges could be suspended because of the timing or amount of the investment or because of a history of excessive trading by the investor. Because the Funds have discretion in applying this policy, it is possible that similar transaction activity could be handled differently because of the surrounding circumstances.

Each Fund’s portfolio securities are fair valued, as necessary (most frequently with respect to international holdings), to help ensure that a portfolio security’s true value is reflected in the Fund’s NAV, thereby minimizing any potential stale price arbitrage.

The Funds seek to apply their market timing policies and procedures uniformly to all shareholders, and not to make exceptions with respect to these policies and procedures (beyond the exemptions noted above). The Funds make reasonable efforts to apply these policies and procedures to shareholders who own shares through omnibus accounts. However, an intermediary’s omnibus accounts, by their nature, do not initially identify their individual investors to the Funds, thereby making it more difficult for the Funds to identify market timing activity by such individual investors. At times, the Funds may agree to defer to an intermediary’s market timing policy if the Funds believe that the intermediary’s policy provides comparable protection of Fund shareholders’ interests. The Funds have the right to modify their market timing policies and procedures at any time without advance notice. These efforts may include requesting transaction data from intermediaries from time to time to verify whether a Fund’s policies are being followed and/or to instruct intermediaries to take action against shareholders who have violated a Fund’s market timing policies.

The Funds are not appropriate for market timing. You should not invest in the Funds if you want to engage in market timing activity.

Shareholders seeking to engage in market timing may deploy a variety of strategies to avoid detection, and, despite efforts to discourage market timing, there is no guarantee that the Funds or their agents will be able to identify such shareholders or curtail their trading practices.

If you invest in the Funds through an intermediary, including through a retirement or employee benefit plan, you may be subject to additional market timing or excessive trading policies implemented by the intermediary or plan. Please contact your intermediary or plan sponsor for more details.

Additional information about index providers

The Russell 1000® Growth, 1000® Value, 2000® Growth and 3000® Growth, Indexes are a trademark/service mark of the Russell Investment Group.

TIAA-CREF Equity Index Funds  ■  Prospectus     79

The Russell Investment Group is the owner of the copyrights relating to the Russell Indexes and is the source and owner of the data contained or reflected in the performance values relating to the Russell Indexes. The Funds are not promoted by, nor in any way affiliated with, the Russell Investment Group. The Russell Investment Group is not responsible for and has not reviewed the Funds nor any associated literature or publications and the Russell Investment Group makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

Russell’s publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based. russell makes no representation, warranty or guarantee as to the accuracy, completeness, reliability or otherwise of the russell indexes or any data included in the russell indexes. russell makes no representation, warranty or guarantee regarding the use or the results of use of the russell indexes or any data included therein, or any securities (or combination thereof) comprising the russell indexes. russell makes no other express or implied warranty, and expressly disclaims any warranty, of any kind, including without limitation, any warranty of merchantability or fitness for a particular purpose with respect to the russell index(es) or any data or any security (or combination thereof) included therein.

The Funds are not sponsored, endorsed, sold or promoted by MSCI Inc. (“MSCI”), any of its affiliates, any of its information providers or any other third party involved in, or related to, compiling, computing or creating any MSCI index (collectively, the “MSCI parties”). The MSCI indexes are the exclusive property of MSCI. MSCI and the MSCI index names are service mark(s) of MSCI or its affiliates and have been licensed for use for certain purposes by Advisors. None of the MSCI parties makes any representation or warranty, express or implied, to the issuer or owners of a fund or any other person or entity regarding the advisability of investing in funds generally or in these Funds particularly or the ability of any MSCI index to track corresponding stock market performance. MSCI or its affiliates are the licensors of certain trademarks, service marks and trade names and of the MSCI indexes which are determined, composed and calculated by MSCI without regard to the Funds or the issuer or owners of a Fund or any other person or entity. None of the MSCI parties has any obligation to take the needs of the issuer or owners of the Funds or any other person or entity into consideration in determining, composing or calculating the MSCI indexes. None of the MSCI parties is responsible for or has participated in the determination of the timing of, prices at, or quantities of the Funds to be issued or in the determination or calculation of the equation by or the consideration into which a

80     Prospectus  ■  TIAA-CREF Equity Index Funds

fund is redeemable. Further, none of the MSCI parties has any obligation or liability to the issuer or owners of the Funds or any other person or entity in connection with the administration, marketing or offering of the Funds.

although msci shall obtain information for inclusion in or for use in the calculation of the msci indexes from sources that msci considers reliable, none of the msci parties warrants or guarantees the originality, accuracy and/or the completeness of any msci index or any data included therein. none of the msci parties makes any warranty, express or implied, as to results to be obtained by the issuer of the funds, owners of the funds, or any other person or entity, from the use of any msci index or any data included therein. none of the msci parties shall have any liability for any errors, omissions or interruptions of or in connection with any msci index or any data included therein. further, none of the msci parties makes any express or implied warranties of any kind, and the msci parties hereby expressly disclaim all warranties of merchantability and fitness for a particular purpose, with respect to each msci index and any data included therein. without limiting any of the foregoing, in no event shall any of the msci parties have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

No purchaser, seller or holder of this security, product or Fund, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote this security without first contacting MSCI to determine whether MSCI’s permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.

The S&P 500® Index is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by the Fund. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund.

Electronic prospectuses

If you received this Prospectus electronically and would like a paper copy, please contact the Funds and one will be sent to you.

Glossary

Code: The Internal Revenue Code of 1986, as amended, including any applicable regulations and Revenue Rulings.

Duration: Duration is a measure of volatility in the price of a bond in response to a change in prevailing interest rates, with a longer duration indicating more volatility. It can be understood as the weighted average of the time to each coupon and principal payment of such a security. For an investment portfolio of fixed-income securities, duration is the weighted average of each security’s duration. For example, the price of a bond with a duration of two years will rise (fall) two percent for every one percent decrease (increase) in its interest rate.

TIAA-CREF Equity Index Funds  ■  Prospectus     81

Equity Investments: Primarily, common stock, preferred stock and securities convertible or exchangeable into common stock, including convertible debt securities, convertible preferred stock and warrants or rights to acquire common stock.

Fixed-Income or Fixed-Income Investments: Primarily, bonds and notes (such as corporate and government debt obligations), mortgage-backed securities, asset-backed securities, and structured securities that generally pay fixed or variable rates of interest; debt obligations issued at a discount from face value (i.e., that have an imputed rate of interest); non-interest-bearing debt securities (i.e., zero coupon bonds); and other non-equity securities that pay dividends.

Foreign Investments: Foreign investments may include securities of foreign issuers, securities or contracts traded or acquired in non-U.S. markets or on non-U.S. exchanges, or securities or contracts payable or denominated in non-U.S. currencies. Obligations issued by U.S. companies in non-U.S. currencies are not considered to be foreign investments.

Foreign Issuers: Foreign issuers generally include (1) companies whose securities are principally traded outside of the United States, (2) companies having their principal business operations outside of the United States,
(3) companies organized outside the United States, and (4) foreign governments and agencies or instrumentalities of foreign governments.

Investment-Grade: A fixed-income security is investment-grade if it is rated in the four highest categories by a nationally recognized statistical rating organization (“NRSRO”) or an unrated security that Advisors determines is of comparable quality.

U.S. Government Securities: Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

82     Prospectus  ■  TIAA-CREF Equity Index Funds

[This page intentionally left blank.]

TIAA-CREF Equity Index Funds  ■  Prospectus     83

Financial highlights

The Financial highlights table is intended to help you understand the financial performance of each class of shares of the Funds for the past five years (or, if the class has not been in operation for five years, since commencement of operations of that class). Certain information reflects financial results for a single share of the Fund. The total returns in the table show the rates that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions).

Please note that since the [Investor] Class of the Funds is newly-operational, no financial highlights information is available for it at this time, but information for the existing classes is reflected in the tables.

PricewaterhouseCoopers LLP serves as the Funds’ independent registered public accounting firm and has audited the financial statements of each of the Funds for each of the periods presented. Its report appears in the Funds’ Annual Report, which is available without charge upon request.

84     Prospectus  ■  TIAA-CREF Equity Index Funds

Financial highlights

Equity Index Fund

			Selected per share data
				Gain (loss) from investment operations
								Less distributions from
	For the period or year ended		Net asset value, beginning of period	Net investment income (loss)	[a]	Net realized & unrealized gain (loss) on total investments	Total gain (loss) from investment operations	Net investment income	Net realized gains
Institutional Class
	10/31/14		$ 13.65	$ 0.27		$ 1.88	$ 2.15	$ (0.24)	$ (0.05)
	10/31/13		10.84	0.25		2.81	3.06	(0.19)	(0.06)
	10/31/12		9.58	0.21		1.18	1.39	(0.13)	—
	10/31/11		9.03	0.18		0.53	0.71	(0.16)	—
	10/31/10	†	8.70	0.01		0.32	0.33	—	—
	9/30/10		7.97	0.16		0.70	0.86	(0.13)	—

Premier Class
	10/31/14		13.61	0.25		1.87	2.12	(0.22)	(0.05)
	10/31/13		10.81	0.24		2.80	3.04	(0.18)	(0.06)
	10/31/12		9.56	0.20		1.17	1.37	(0.12)	—
	10/31/11		9.03	0.16		0.52	0.68	(0.15)	—
	10/31/10	†	8.69	0.01		0.33	0.34	—	—
	9/30/10		7.97	0.16		0.69	0.85	(0.13)	—

Retirement Class
	10/31/14		13.82	0.24		1.91	2.15	(0.21)	(0.05)
	10/31/13		10.97	0.23		2.84	3.07	(0.16)	(0.06)
	10/31/12		9.69	0.19		1.20	1.39	(0.11)	—
	10/31/11		9.13	0.16		0.53	0.69	(0.13)	—
	10/31/10	†	8.79	0.01		0.33	0.34	—	—
	9/30/10		8.06	0.14		0.71	0.85	(0.12)	—

Retail Class
	10/31/14		13.85	0.23		1.92	2.15	(0.20)	(0.05)
	10/31/13		10.99	0.22		2.85	3.07	(0.15)	(0.06)
	10/31/12		9.72	0.18		1.20	1.38	(0.11)	—
	10/31/11		9.17	0.16		0.53	0.69	(0.14)	—
	10/31/10	†	8.83	0.01		0.33	0.34	—	—
	9/30/10		8.09	0.14		0.72	0.86	(0.12)	—

[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[g]	Does not include in-kind transactions.
†	Amounts shown are for the one-month period ended October 31, 2010 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to October 31.

TIAA-CREF Equity Index Funds  ■  Prospectus     85

 (continued)

				Ratios and supplemental data

					Ratios to average net assets
Total dividends and distributions	Net asset value, end of period	Total return		Net assets at end of period (in thousands)	Gross expenses		Net expenses		Net investment income (loss)		Portfolio turnover rate

$ (0.29)	$15.51	16.00%		$7,998,323	0.05%		0.05%		1.88%		6%
(0.25)	13.65	28.85		6,705,277	0.06		0.06		2.09		8	[g]
(0.13)	10.84	14.75		3,706,630	0.07		0.07		2.08		6	[g]
(0.16)	9.58	7.88		1,749,384	0.07		0.07		1.83		11
—	9.03	3.79	[b]	1,484,700	0.12	[c]	0.09	[c]	1.15	[c]	0	[b]
(0.13)	8.70	10.90		1,361,428	0.08		0.08		1.87		9

(0.27)	15.46	15.81		70,236	0.20		0.20		1.73		6
(0.24)	13.61	28.68		61,343	0.21		0.21		1.95		8	[g]
(0.12)	10.81	14.56		48,184	0.22		0.22		1.90		6	[g]
(0.15)	9.56	7.60		20,918	0.22		0.22		1.63		11
—	9.03	3.91	[b]	7,776	0.28	[c]	0.24	[c]	1.00	[c]	0	[b]
(0.13)	8.69	10.73		4,812	0.24		0.24		1.86		9

(0.26)	15.71	15.76		314,958	0.30		0.30		1.63		6
(0.22)	13.82	28.52		267,636	0.31		0.31		1.86		8	[g]
(0.11)	10.97	14.46		195,671	0.32		0.32		1.85		6	[g]
(0.13)	9.69	7.61		204,345	0.32		0.32		1.59		11
—	9.13	3.87	[b]	242,319	0.37	[c]	0.34	[c]	0.90	[c]	0	[b]
(0.12)	8.79	10.63		251,201	0.33		0.33		1.62		9

(0.25)	15.75	15.73		645,889	0.36		0.36		1.58		6
(0.21)	13.85	28.49		536,027	0.38		0.38		1.79		8	[g]
(0.11)	10.99	14.35		397,199	0.40		0.40		1.76		6	[g]
(0.14)	9.72	7.54		361,203	0.29		0.29		1.61		11
—	9.17	3.85	[b]	348,162	0.31	[c]	0.28	[c]	0.96	[c]	0	[b]
(0.12)	8.83	10.71		336,495	0.26		0.26		1.69		9

86     Prospectus  ■  TIAA-CREF Equity Index Funds

Financial highlights

Large-Cap Growth Index Fund

			Selected per share data
				Gain (loss) from investment operations
								Less distributions from
	For the period or year ended		Net asset value, beginning of period	Net investment income (loss)	[a]	Net realized & unrealized gain (loss) on total investments	Total gain (loss) from investment operations	Net investment income	Net realized gains
Institutional Class
	10/31/14		$ 18.29	$ 0.30		$ 2.76	$ 3.06	$ (0.26)	$ (0.06)
	10/31/13		14.54	0.29		3.73	4.02	(0.27)	—
	10/31/12		13.06	0.23		1.44	1.67	(0.19)	—
	10/31/11		12.04	0.19		0.99	1.18	(0.16)	—
	10/31/10	†	11.49	0.01		0.54	0.55	—	—
	9/30/10		10.35	0.17		1.11	1.28	(0.14)	—

Retirement Class
	10/31/14		18.39	0.26		2.77	3.03	(0.21)	(0.06)
	10/31/13		14.61	0.26		3.75	4.01	(0.23)	—
	10/31/12		13.12	0.20		1.45	1.65	(0.16)	—
	10/31/11		12.10	0.16		0.99	1.15	(0.13)	—
	10/31/10	†	11.55	0.00	[d]	0.55	0.55	—	—
	9/30/10		10.41	0.15		1.12	1.27	(0.13)	—

[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[d]	Amount represents less than $0.01 per share.
[g]	Does not include in-kind transactions.
†	Amounts shown are for the one-month period ended October 31, 2010 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to October 31.

TIAA-CREF Equity Index Funds  ■  Prospectus     87

 (continued)

				Ratios and supplemental data

					Ratios to average net assets
Total dividends and distributions	Net asset value, end of period	Total return		Net assets at end of period (in thousands)	Gross expenses		Net expenses		Net investment income (loss)		Portfolio turnover rate

$ (0.32)	$21.03	17.00%		$1,750,638	0.06%		0.06%		1.56%		21%
(0.27)	18.29	28.14		1,157,001	0.07		0.07		1.81		19	[g]
(0.19)	14.54	12.96		971,051	0.07		0.07		1.66		24	[g]
(0.16)	13.06	9.85		568,586	0.08		0.08		1.45		24
—	12.04	4.79	[b]	470,424	0.19	[c]	0.09	[c]	0.71	[c]	0	[b]
(0.14)	11.49	12.49		422,219	0.09		0.09		1.55		34

(0.27)	21.15	16.72		298,976	0.31		0.31		1.31		21
(0.23)	18.39	27.90		241,402	0.32		0.32		1.60		19	[g]
(0.16)	14.61	12.69		231,810	0.32		0.32		1.42		24	[g]
(0.13)	13.12	9.51		173,769	0.33		0.33		1.20		24
—	12.10	4.76	[b]	161,099	0.44	[c]	0.34	[c]	0.45	[c]	0	[b]
(0.13)	11.55	12.22		162,611	0.34		0.34		1.30		34

88     Prospectus  ■  TIAA-CREF Equity Index Funds

Financial highlights

Large-Cap Value Index Fund

			Selected per share data
				Gain (loss) from investment operations
								Less distributions from
	For the period or year ended		Net asset value, beginning of period	Net investment income (loss)	[a]	Net realized & unrealized gain (loss) on total investments	Total gain (loss) from investment operations	Net investment income	Net realized gains
Institutional Class
	10/31/14		$ 16.19	$ 0.38		$ 2.16	$ 2.54	$ (0.33)	$ (0.43)
	10/31/13		13.27	0.35		3.21	3.56	(0.33)	(0.31)
	10/31/12		11.99	0.31		1.59	1.90	(0.28)	(0.34)
	10/31/11		11.52	0.28		0.42	0.70	(0.22)	(0.01)
	10/31/10	†	11.18	0.02		0.32	0.34	—	—
	9/30/10		10.49	0.25		0.66	0.91	(0.22)	—

Retirement Class
	10/31/14		16.40	0.34		2.19	2.53	(0.29)	(0.43)
	10/31/13		13.43	0.32		3.25	3.57	(0.29)	(0.31)
	10/31/12		12.12	0.29		1.61	1.90	(0.25)	(0.34)
	10/31/11		11.64	0.25		0.43	0.68	(0.19)	(0.01)
	10/31/10	†	11.30	0.01		0.33	0.34	—	—
	9/30/10		10.61	0.22		0.67	0.89	(0.20)	—

[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[g]	Does not include in-kind transactions.
†	Amounts shown are for the one-month period ended October 31, 2010 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to October 31.

TIAA-CREF Equity Index Funds  ■  Prospectus     89

 (continued)

				Ratios and supplemental data

					Ratios to average net assets
Total dividends and distributions	Net asset value, end of period	Total return		Net assets at end of period (in thousands)	Gross expenses		Net expenses		Net investment income (loss)		Portfolio turnover rate

$ (0.76)	$17.97	16.38%		$2,362,546	0.06%		0.06%		2.23%		21%
(0.64)	16.19	28.07		1,359,068	0.07		0.07		2.41		19	[g]
(0.62)	13.27	16.70		1,134,741	0.08		0.08		2.48		20	[g]
(0.23)	11.99	6.13		605,062	0.08		0.08		2.27		27
—	11.52	3.04	[b]	514,065	0.19	[c]	0.09	[c]	1.67	[c]	0	[b]
(0.22)	11.18	8.82		462,184	0.09		0.09		2.29		36

(0.72)	18.21	16.07		384,292	0.31		0.31		2.00		21
(0.60)	16.40	27.79		302,435	0.32		0.32		2.15		19	[g]
(0.59)	13.43	16.46		226,640	0.32		0.32		2.28		20	[g]
(0.20)	12.12	5.88		192,336	0.33		0.33		2.02		27
—	11.64	3.01	[b]	173,247	0.43	[c]	0.34	[c]	1.43	[c]	0	[b]
(0.20)	11.30	8.52		176,489	0.34		0.34		2.03		36

90     Prospectus  ■  TIAA-CREF Equity Index Funds

Financial highlights

S&P 500 Index Fund

			Selected per share data
				Gain (loss) from investment operations
								Less distributions from
	For the period or year ended		Net asset value, beginning of period	Net investment income (loss)	[a]	Net realized & unrealized gain (loss) on total investments	Total gain (loss) from investment operations	Net investment income	Net realized gains
Institutional Class
	10/31/14		$ 19.91	$ 0.42		$ 2.94	$ 3.36	$ (0.35)	$ —
	10/31/13		16.05	0.39		3.86	4.25	(0.39)	—
	10/31/12		14.27	0.33		1.78	2.11	(0.27)	(0.06)
	10/31/11		13.51	0.28		0.79	1.07	(0.31)	—
	10/31/10	†	13.02	0.01		0.48	0.49	—	—
	9/30/10		12.06	0.25		0.95	1.20	(0.24)	—

Retirement Class
	10/31/14		19.79	0.36		2.93	3.29	(0.31)	—
	10/31/13		15.96	0.34		3.84	4.18	(0.35)	—
	10/31/12		14.19	0.29		1.78	2.07	(0.24)	(0.06)
	10/31/11		13.44	0.24		0.78	1.02	(0.27)	—
	10/31/10	†	12.95	0.01		0.48	0.49	—	—
	9/30/10		12.00	0.22		0.95	1.17	(0.22)	—

[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[g]	Does not include in-kind transactions.
†	Amounts shown are for the one-month period ended October 31, 2010 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to October 31.

TIAA-CREF Equity Index Funds  ■  Prospectus     91

 (continued)

				Ratios and supplemental data

					Ratios to average net assets
Total dividends and distributions	Net asset value, end of period	Total return		Net assets at end of period (in thousands)	Gross expenses		Net expenses		Net investment income (loss)		Portfolio turnover rate

$ (0.35)	$22.92	17.16%		$1,808,921	0.06%		0.06%		1.97%		9%
(0.39)	19.91	27.08		1,436,986	0.06		0.06		2.19		4	[g]
(0.33)	16.05	15.14		1,342,205	0.07		0.07		2.13		7	[g]
(0.31)	14.27	7.96		884,211	0.07		0.07		1.96		14
—	13.51	3.76	[b]	725,376	0.15	[c]	0.09	[c]	1.26	[c]	0	[b]
(0.24)	13.02	10.07		740,600	0.08		0.08		1.99		12

(0.31)	22.77	16.84		653,216	0.31		0.31		1.72		9
(0.35)	19.79	26.73		490,695	0.31		0.31		1.92		4	[g]
(0.30)	15.96	14.85		396,922	0.32		0.32		1.89		7	[g]
(0.27)	14.19	7.75		352,405	0.32		0.32		1.71		14
—	13.44	3.71	[b]	338,947	0.40	[c]	0.34	[c]	1.01	[c]	0	[b]
(0.22)	12.95	9.82		339,172	0.33		0.33		1.74		12

92     Prospectus  ■  TIAA-CREF Equity Index Funds

Financial highlights

Small-Cap Blend Index Fund

			Selected per share data
				Gain (loss) from investment operations
								Less distributions from
	For the period or year ended		Net asset value, beginning of period	Net investment income (loss)	[a]	Net realized & unrealized gain (loss) on total investments	Total gain (loss) from investment operations	Net investment income	Net realized gains
Institutional Class
	10/31/14		$ 18.58	$ 0.28		$ 1.20	$ 1.48	$ (0.26)	$ (0.58)
	10/31/13		14.24	0.31		4.65	4.96	(0.30)	(0.32)
	10/31/12		13.17	0.25		1.33	1.58	(0.20)	(0.31)
	10/31/11		12.49	0.17		0.66	0.83	(0.15)	—
	10/31/10	†	12.00	0.01		0.48	0.49	—	—
	9/30/10		10.69	0.14		1.26	1.40	(0.09)	—

Retirement Class
	10/31/14		18.62	0.23		1.20	1.43	(0.22)	(0.58)
	10/31/13		14.26	0.27		4.68	4.95	(0.27)	(0.32)
	10/31/12		13.18	0.22		1.33	1.55	(0.16)	(0.31)
	10/31/11		12.51	0.14		0.65	0.79	(0.12)	—
	10/31/10	†	12.02	0.01		0.48	0.49	—	—
	9/30/10		10.71	0.11		1.28	1.39	(0.08)	—

[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[g]	Does not include in-kind transactions.
†	Amounts shown are for the one-month period ended October 31, 2010 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to October 31.

TIAA-CREF Equity Index Funds  ■  Prospectus     93

 (continued)

				Ratios and supplemental data

					Ratios to average net assets
Total dividends and distributions	Net asset value, end of period	Total return		Net assets at end of period (in thousands)	Gross expenses		Net expenses		Net investment income (loss)		Portfolio turnover rate

$ (0.84)	$19.22	8.32%		$1,154,539	0.06%		0.06%		1.50%		24%
(0.62)	18.58	36.38		1,048,944	0.07		0.07		1.92		17	[g]
(0.51)	14.24	12.48		648,984	0.08		0.08		1.81		17	[g]
(0.15)	13.17	6.64		447,756	0.08		0.08		1.26		25
—	12.49	4.08	[b]	354,242	0.18	[c]	0.09	[c]	0.79	[c]	0	[b]
(0.09)	12.00	13.25		316,168	0.10		0.09		1.22		21

(0.80)	19.25	8.01		475,533	0.31		0.31		1.25		24
(0.59)	18.62	36.10		506,706	0.32		0.32		1.67		17	[g]
(0.47)	14.26	12.20		311,294	0.33		0.33		1.57		17	[g]
(0.12)	13.18	6.30		325,760	0.33		0.33		1.02		25
—	12.51	4.08	[b]	383,599	0.43	[c]	0.34	[c]	0.54	[c]	0	[b]
(0.08)	12.02	13.07		386,480	0.35		0.34		0.97		21

94     Prospectus  ■  TIAA-CREF Equity Index Funds

Financial highlights

Emerging Markets Equity Index Fund

			Selected per share data
				Gain (loss) from investment operations
								Less distributions from
	For the period or year ended		Net asset value, beginning of period	Net investment income (loss)	[a]	Net realized & unrealized gain (loss) on total investments	Total gain (loss) from investment operations	Net investment income	Net realized gains
Institutional Class
	10/31/14		$ 10.84	$ 0.24		$ (0.20)	$ 0.04	$ (0.20)	$ —
	10/31/13		10.37	0.23		0.39	0.62	(0.15)	—
	10/31/12		10.24	0.24		0.09	0.33	(0.16)	(0.04)
	10/31/11		11.33	0.25		(1.31)	(1.06)	(0.02)	(0.01)
	10/31/10	‡	10.00	0.03		1.30	1.33	—	—

Premier Class
	10/31/14		10.82	0.21		(0.19)	0.02	(0.19)	—
	10/31/13		10.35	0.22		0.39	0.61	(0.14)	—
	10/31/12		10.23	0.24		0.06	0.30	(0.14)	(0.04)
	10/31/11		11.33	0.23		(1.30)	(1.07)	(0.02)	(0.01)
	10/31/10	‡	10.00	0.02		1.31	1.33	—	—

Retirement Class
	10/31/14		10.80	0.21		(0.20)	0.01	(0.17)	—
	10/31/13		10.34	0.20		0.40	0.60	(0.14)	—
	10/31/12		10.22	0.23		0.07	0.30	(0.14)	(0.04)
	10/31/11		11.33	0.26		(1.35)	(1.09)	(0.01)	(0.01)
	10/31/10	‡	10.00	0.02		1.31	1.33	—	—

Retail Class
	10/31/14		10.79	0.19		(0.19)	0.00 [d]	(0.16)	—
	10/31/13		10.32	0.19		0.40	0.59	(0.12)	—
	10/31/12		10.21	0.20		0.07	0.27	(0.12)	(0.04)
	10/31/11		11.32	0.22		(1.31)	(1.09)	(0.01)	(0.01)
	10/31/10	‡	10.00	0.02		1.30	1.32	—	—

[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[d]	Amount represents less than $0.01 per share.
[g]	Does not include in-kind transactions.
‡	The Fund commenced operations on August 31, 2010.

TIAA-CREF Equity Index Funds  ■  Prospectus     95

 (continued)

				Ratios and supplemental data

					Ratios to average net assets
Total dividends and distributions	Net asset value, end of period	Total return		Net assets at end of period (in thousands)	Gross expenses		Net expenses		Net investment income (loss)		Portfolio turnover rate

$ (0.20)	$10.68	0.42%		$942,827	0.23%		0.23%		2.29%		13%
(0.15)	10.84	6.06		680,382	0.29		0.25		2.25		13
(0.20)	10.37	3.31		289,041	0.38		0.25		2.42		25	[g]
(0.03)	10.24	(9.36)		149,206	0.46		0.25		2.26		38
—	11.33	13.30	[b]	109,910	1.30	[c]	0.25	[c]	1.37	[c]	2	[b]

(0.19)	10.65	0.23		4,475	0.39		0.39		1.95		13
(0.14)	10.82	5.96		6,454	0.44		0.40		2.16		13
(0.18)	10.35	3.06		2,016	0.54		0.40		2.38		25	[g]
(0.03)	10.23	(9.50)		1,330	0.62		0.40		2.04		38
—	11.33	13.30	[b]	1,133	2.18	[c]	0.40	[c]	1.22	[c]	2	[b]

(0.17)	10.64	0.17		50,771	0.48		0.48		2.01		13
(0.14)	10.80	5.79		34,503	0.54		0.50		1.96		13
(0.18)	10.34	3.03		24,877	0.63		0.50		2.28		25	[g]
(0.02)	10.22	(9.61)		9,356	0.70		0.50		2.38		38
—	11.33	13.30	[b]	1,133	2.27	[c]	0.50	[c]	1.12	[c]	2	[b]

(0.16)	10.63	0.04		8,885	0.64		0.64		1.83		13
(0.12)	10.79	5.70		7,127	0.73		0.64		1.81		13
(0.16)	10.32	2.73		5,773	0.83		0.64		2.00		25	[g]
(0.02)	10.21	(9.64)		5,313	0.88		0.64		1.99		38
—	11.32	13.20	[b]	1,776	2.18	[c]	0.64	[c]	0.89	[c]	2	[b]

96     Prospectus  ■  TIAA-CREF Equity Index Funds

Financial highlights

International Equity Index Fund

			Selected per share data
				Gain (loss) from investment operations
								Less distributions from
	For the period or year ended		Net asset value, beginning of period	Net investment income (loss)	[a]	Net realized & unrealized gain (loss) on total investments	Total gain (loss) from investment operations	Net investment income	Net realized gains
Institutional Class
	10/31/14		$ 19.31	$ 0.72		$ (0.67)	$ 0.05	$ (0.54)	$ —
	10/31/13		15.73	0.54		3.54	4.08	(0.50)	—
	10/31/12		15.23	0.55		0.39	0.94	(0.44)	—
	10/31/11		16.43	0.53		(1.38)	(0.85)	(0.35)	—
	10/31/10	†	15.82	0.01		0.60	0.61	—	—
	9/30/10		15.67	0.44		0.05	0.49	(0.34)	—

Premier Class
	10/31/14		19.26	0.68		(0.65)	0.03	(0.52)	—
	10/31/13		15.69	0.51		3.54	4.05	(0.48)	—
	10/31/12		15.20	0.53		0.38	0.91	(0.42)	—
	10/31/11		16.41	0.49		(1.36)	(0.87)	(0.34)	—
	10/31/10	†	15.80	0.01		0.60	0.61	—	—
	9/30/10		15.67	0.48		(0.02)	0.46	(0.33)	—

Retirement Class
	10/31/14		19.64	0.69		(0.68)	0.01	(0.50)	—
	10/31/13		15.99	0.50		3.61	4.11	(0.46)	—
	10/31/12		15.47	0.53		0.38	0.91	(0.39)	—
	10/31/11		16.68	0.51		(1.42)	(0.91)	(0.30)	—
	10/31/10	†	16.06	0.01		0.61	0.62	—	—
	9/30/10		15.92	0.39		0.06	0.45	(0.31)	—

[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[g]	Does not include in-kind transactions.
†	Amounts shown are for the one-month period ended October 31, 2010 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to October 31.

TIAA-CREF Equity Index Funds  ■  Prospectus     97

 (concluded)

				Ratios and supplemental data

					Ratios to average net assets
Total dividends and distributions	Net asset value, end of period	Total return		Net assets at end of period (in thousands)	Gross expenses		Net expenses		Net investment income (loss)		Portfolio turnover rate

$ (0.54)	$18.82	0.37%		$4,949,536	0.06%		0.06%		3.73%		5%
(0.50)	19.31	26.65		4,459,896	0.07		0.07		3.13		3
(0.44)	15.73	6.43		2,833,093	0.08		0.08		3.69		6	[g]
(0.35)	15.23	(5.32)		1,647,918	0.09		0.09		3.23		6
—	16.43	3.86	[b]	1,203,484	0.15	[c]	0.15	[c]	0.88	[c]	3	[b]
(0.34)	15.82	3.14		1,001,071	0.10		0.10		2.88		11

(0.52)	18.77	0.23		191,665	0.21		0.21		3.55		5
(0.48)	19.26	26.47		200,497	0.22		0.22		2.97		3
(0.42)	15.69	6.25		162,307	0.23		0.23		3.53		6	[g]
(0.34)	15.20	(5.44)		125,215	0.24		0.24		3.02		6
—	16.41	3.86	[b]	60,259	0.30	[c]	0.30	[c]	0.73	[c]	3	[b]
(0.33)	15.80	2.97		39,623	0.25		0.25		3.24		11

(0.50)	19.15	0.11		746,134	0.31		0.31		3.51		5
(0.46)	19.64	26.35		774,407	0.32		0.32		2.86		3
(0.39)	15.99	6.13		645,359	0.33		0.33		3.46		6	[g]
(0.30)	15.47	(5.54)		625,016	0.34		0.34		3.02		6
—	16.68	3.86	[b]	783,583	0.40	[c]	0.40	[c]	0.62	[c]	3	[b]
(0.31)	16.06	2.85		801,279	0.35		0.35		2.55		11

98     Prospectus  ■  TIAA-CREF Equity Index Funds

[This page intentionally left blank.]

[This page intentionally left blank.]

[This page intentionally left blank.]

For more information about TIAA-CREF Funds

Statement of Additional Information (“SAI”). The Funds’ SAI contains more information about certain aspects of the Funds. A current SAI has been filed with the SEC and is incorporated into this Prospectus by reference. This means that the Funds’ SAI is legally a part of the Prospectus.

Annual and Semiannual Reports. The Funds’ annual and semiannual reports provide additional information about the Funds’ investments. In the Funds’ annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the preceding fiscal year. The audited financial statements in the Funds’ annual shareholder report dated October 31, 2014 are also incorporated into this Prospectus by reference.

Requesting documents. You can request a copy of the Funds’ SAI or these reports without charge, or contact the Funds for any other purpose, in any of the following ways:

By telephone:

Call 877 518-9161

In writing:

TIAA-CREF Funds
P.O. Box 1259
Charlotte, NC 28201

Over the Internet:

www.tiaa-cref.org

Information about the Trust (including the Funds’ SAI) can be reviewed and copied at the SEC’s public reference room (202 551-8090) in Washington, DC. The reports and other information are also available through the EDGAR Database on the SEC’s Internet website at www.sec.gov. Copies of the information can also be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, DC 20549.

To lower costs and eliminate duplicate documents sent to your home, the Funds may mail only one copy of the Funds’ Prospectus, prospectus supplements, annual and semiannual reports, or any other required documents, to your household, even if more than one shareholder lives there. If you would prefer to continue receiving your own copy of any of these documents, you may call the Funds toll-free or write to the Funds as follows:

By telephone:

Call 877 518-9161

In writing:

TIAA-CREF Funds
P.O. Box 1259
Charlotte, NC 28201

Important information about procedures for opening a new account

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions, including the Funds, to obtain, verify and record information that identifies each person who opens an account.

What this means for you: When you open an account, the Funds will ask for your name, address, date of birth, Social Security number and other information that will allow the Funds to identify you, such as your home telephone number. Until you provide the Funds with the information they need, the Funds may not be able to open an account or effect any transactions for you.

1940 Act File No. 811-9301	A# tk (tk/15)

PROSPECTUS

[DECEMBER __, 2015]

TIAA-CREF Fixed-Income & Real Estate Securities Funds

of the TIAA-CREF Funds

Fund Class Ticker:	[Investor] Class
Bond Fund	–
Bond Index Fund	–
Bond Plus Fund	–
High-Yield Fund	–
Inflation-Linked Bond Fund	–
Short-Term Bond Fund	–
Short-Term Bond Index Fund	–
Social Choice Bond Fund	–
Tax-Exempt Bond Fund	–
Money Market Fund	–
Real Estate Securities Fund	–

This Prospectus describes the [Investor] Class shares offered by the investment portfolios listed above (each, a “Fund” and, collectively, the “Funds”) of the TIAA-CREF Funds (the “Trust”).

An investment in a Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investor can lose money in any of the Funds and the Funds could perform more poorly than other investments.

The Securities and Exchange Commission (the “SEC”) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Summary information

Bond Fund

Investment objective 6

Fees and expenses 6

Shareholder fees 6

Annual Fund operating expenses 6

Example 6

Portfolio turnover 7

Principal investment strategies 7

Principal investment risks 8

Past performance 10

Portfolio management 12

Purchase and sale of [Investor] Class shares 12

Tax information 13

Payments to broker-dealers and other financial intermediary compensation 13

Summary information

Bond Index Fund

Investment objective 14

Fees and expenses 14

Shareholder fees 14

Annual Fund operating expenses 14

Example 15

Portfolio turnover 15

Principal investment strategies 15

Principal investment risks 16

Past performance 17

Portfolio management 19

Purchase and sale of [Investor] Class shares 19

Tax information 20

Payments to broker-dealers and other financial intermediary compensation 20

Summary information

Bond Plus Fund

Investment objective 21

Fees and expenses 21

Shareholder fees 21

Annual Fund operating expenses 21

Example 22

Portfolio turnover 22

Principal investment strategies 22

Principal investment risks 23

Past performance 25

Portfolio management 27

Purchase and sale of [Investor] Class shares 28

Tax information 28

Payments to broker-dealers and other financial intermediary compensation 28

Summary information

High-Yield Fund

Investment objective 29

Fees and expenses 29

Shareholder fees 29

Annual Fund operating expenses 29

Example 30

Portfolio turnover 30

Principal investment strategies 30

Principal investment risks 31

Past performance 33

Portfolio management 35

Purchase and sale of [Investor] Class shares 35

Tax information 36

Payments to broker-dealers and other financial intermediary compensation 36

Summary information

Inflation-Linked Bond Fund

Investment objective 37

Fees and expenses 37

Shareholder fees 37

Annual Fund operating expenses 37

Example 38

Portfolio turnover 38

Principal investment strategies 38

Principal investment risks 39

Past performance 40

Portfolio management 42

Purchase and sale of [Investor] Class shares 42

Tax information 43

Payments to broker-dealers and other financial intermediary compensation 43

Summary information

Short-Term Bond Fund

Investment objective 44

Fees and expenses 44

Shareholder fees 44

Annual Fund operating expenses 44

Example 44

Portfolio turnover 45

Principal investment strategies 45

Principal investment risks 46

Past performance 47

Portfolio management 49

Purchase and sale of [Investor] Class shares 50

Tax information 50

Payments to broker-dealers and other financial intermediary compensation 50

Summary information

Short-Term Bond Index Fund

Investment objective 51

Fees and expenses 51

Shareholder fees 51

Annual Fund operating expenses 51

Example 52

Portfolio turnover 52

Principal investment strategies 52

Principal investment risks 53

Past performance 54

Portfolio management 54

Purchase and sale of [Investor] Class shares 54

Tax information 54

Payments to broker-dealers and other financial intermediary compensation 55

Summary information

Social Choice Bond Fund

Investment objective 56

Fees and expenses 56

Shareholder fees 56

Annual Fund operating expenses 56

Example 57

Portfolio turnover 57

Principal investment strategies 57

Principal investment risks 60

Past performance 62

Portfolio management 65

Purchase and sale of [Investor] Class shares 65

Tax information 65

Payments to broker-dealers and other financial intermediary compensation 65

Summary information

Tax-Exempt Bond Fund

Investment objective 66

Fees and expenses 66

Shareholder fees 66

Annual Fund operating expenses 66

Example 67

Portfolio turnover 67

Principal investment strategies 67

Principal investment risks 68

Past performance 70

Portfolio management 71

Purchase and sale of [Investor] Class shares 72

Tax information 72

Payments to broker-dealers and other financial intermediary compensation 72

Summary information

Money Market Fund

Investment objective 73

Fees and expenses 73

Shareholder fees 73

Annual Fund operating expenses 73

Example 74

Principal investment strategies 74

Principal investment risks 75

Past performance 76

Portfolio management 78

Purchase and sale of [Investor] Class shares 78

Tax information 79

Payments to broker-dealers and other financial intermediary compensation 79

Summary information

Real Estate Securities Fund

Investment objective 80

Fees and expenses 80

Shareholder fees 80

Annual Fund operating expenses 80

Example 81

Portfolio turnover 81

Principal investment strategies 81

Principal investment risks 82

Past performance 83

Portfolio management 85

Purchase and sale of [Investor] Class shares 85

Tax information 86

Payments to broker-dealers and other financial intermediary compensation 86

Additional information about investment strategies and risks 86

Additional information about the Funds 86

Additional information on principal investment risks of the Funds 88

Additional information about the Funds’ benchmark indices 96

Additional information on principal and non-principal investment strategies for the Fixed-Income Funds 97

Additional information on principal and non-principal investment strategies for the Real Estate Securities Fund 98

Portfolio holdings 99

Portfolio turnover 100

Advisors’ prior performance of a substantially similar Composite for the Social Choice Bond Fund 100

Investments by funds of funds 101

Share classes 102

Management of the Fund 102

The Funds’ investment adviser 102

Investment management fees 103

Portfolio management teams 105

Other services 108

Distribution and service arrangements 109

Calculating share price 110

Dividends and distributions 112

Taxes 113

Your account: purchasing, redeeming or exchanging shares 116

Share class eligibility 116

Purchasing shares 117

Redeeming shares 120

Exchanging shares 122

Conversion of shares–applicable to all investors 123

Important transaction information 124

Market timing/excessive trading policy—applicable to Money Market Fund, Short-Term Bond Fund and Short-Term Bond Index Fund 126

Market timing/excessive trading policy—applicable to all other Funds 127

Electronic prospectuses 128

Glossary 128

Financial highlights 129

Summary information

TIAA-CREF Bond Fund

of the TIAA-CREF Funds

Investment objective

The Fund seeks as favorable a long-term total return through income, primarily from investment grade fixed-income securities.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

SHAREHOLDER FEES (fees paid directly from your investment)

[Investor] Class
Maximum sales charge imposed on purchases (percentage of offering price)	X%
Maximum deferred sales charge	X%
Maximum sales charge imposed on reinvested dividends and other distributions	X%
Redemption or exchange fee	X%
Maximum account fee	X%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

[Investor] Class
Management fees	X.XX%
Distribution (Rule 12b-1) fees	X.XX%
Other expenses	X.XX%
Total annual Fund operating expenses	X.XX%
Waivers and expense reimbursements	X.XX%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	X.XX%

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example

6     Prospectus  ■  TIAA-CREF Fixed-Income & Real Estate Securities Funds

assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s expense reimbursement agreement will remain in place through [December __, 2016], but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

[Investor] Class
1 year	$	X
3 years	$	XX
5 years	$	XXX
10 years	$	XXX

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.During the fiscal year ended March 31, 2015, the Fund’s portfolio turnover rate was 328% of the average value of its portfolio.

Principal investment strategies

Under normal circumstances, the Fund invests at least 80% of its assets in bonds. For these purposes, bonds include fixed-income securities of all types. The Fund primarily invests in a broad range of investment-grade bonds and fixed-income securities, including, but not limited to, U.S. Government securities, corporate bonds and mortgage-backed and other asset-backed securities. The Fund may also invest in other fixed-income securities, including those of non-investment grade quality. The Fund does not rely exclusively on rating agencies when making investment decisions. Instead, the Fund’s investment adviser, Teachers Advisors, Inc. (“Advisors”), performs its own credit analysis, paying particular attention to economic trends and other market events. Individual securities or sectors are then overweighted or underweighted relative to the Fund’s benchmark index, the Barclays U.S. Aggregate Bond Index, when Advisors believes that the Fund can take advantage of what appear to be undervalued, overlooked or misunderstood issuers that offer the potential to boost returns above that of the index. For purposes of the 80% investment policy, the term “assets” means net assets, plus the amount of any borrowings for investment purposes.

TIAA-CREF Fixed-Income & Real Estate Securities Funds  ■  Prospectus     7

The Fund may invest in fixed-income securities of any duration. As of May 31, 2015, the duration of the Fund’s benchmark index, the Barclays U.S. Aggregate Bond Index, was 5.52 years.

The Fund’s investments in mortgage-backed securities can include pass-through securities sold by private, governmental and government-related organizations and collateralized mortgage obligations (“CMOs”). Mortgage pass-through securities are created when mortgages are pooled together and interests in the pool are sold to investors. The cash flow from the underlying mortgages is “passed through” to investors in periodic principal and interest payments. CMOs are obligations that are fully collateralized directly or indirectly by a pool of mortgages from which payments of principal and interest are dedicated to the payment of principal and interest on the CMO.

The Fund may use an investment strategy called “mortgage rolls” (also referred to as “dollar rolls”), in which the Fund sells securities for delivery in the current month and simultaneously contracts with a counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund would benefit to the extent of any price received for the securities sold and the lower forward price for the future purchase (often referred to as the “drop”) plus the interest earned on the short-term investment awaiting the settlement date of the forward purchase. If such benefits exceed the income and gain or loss due to mortgage repayments that would have been realized on the securities sold as part of the mortgage roll, the use of this technique will enhance the investment performance of the Fund compared with what such performance would have been without the use of mortgage rolls. Realizing benefits from the use of mortgage rolls depends upon the ability of Advisors to correctly predict mortgage prepayments and interest rates.

The Fund may also engage in relative value trading, a strategy in which the Fund reallocates assets across different sectors and maturities. Relative value trading is designed to enhance the Fund’s returns but increases the Fund’s portfolio turnover rate.

The Fund may purchase and sell futures, options, swaps, forwards and other fixed-income derivative instruments to carry out the Fund’s investment strategies. The Fund may also invest in foreign securities, including emerging markets fixed-income securities and non-dollar denominated instruments. Under most circumstances, the Fund’s investments in fixed-income securities of foreign issuers constitute less than 20% of the Fund’s assets.

Principal investment risks

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

8     Prospectus  ■  TIAA-CREF Fixed-Income & Real Estate Securities Funds

• Interest Rate Risk (a type of Market Risk)—The risk that increases in interest rates can cause the prices of fixed-income investments to decline. This risk is heightened to the extent the Fund invests in longer duration fixed-income investments and during periods when prevailing interest rates are low or negative. As of the date of this Prospectus, interest rates in the United States and in certain foreign markets are at or near historic lows, which may increase the Fund’s exposure to risks associated with rising interest rates. In general, changing interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility.

• Prepayment Risk—The risk that during periods of falling interest rates, borrowers may pay off their mortgage loans sooner than expected, forcing the Fund to reinvest the unanticipated proceeds at lower interest rates and resulting in a decline in income.

• Extension Risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing the Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

• Issuer Risk (often called Financial Risk)—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time.

• Credit Risk (a type of Issuer Risk)—The risk that the issuer of fixed-income investments may not be able or willing to meet interest or principal payments when the payments become due.

• Income Volatility Risk—The risk that the level of current income from a portfolio of fixed-income investments may decline in certain interest rate environments.

• Market Volatility, Liquidity and Valuation Risk (types of Market Risk)—The risk that volatile or dramatic reductions in trading activity make it difficult for the Fund to properly value its investments and that the Fund may not be able to purchase or sell an investment at an attractive price, if at all.

• Fixed-Income Foreign Investment Risk—Investment in fixed-income securities or financial instruments of foreign issuers involves increased risks due to adverse issuer, political, regulatory, currency, market or economic developments. These developments may impact the ability of a foreign debt issuer to make timely and ultimate payments on its debt obligations to the Fund or impair the Fund’s ability to enforce its rights against the foreign debt issuer. These risks are heightened in emerging or developing markets. Foreign investments may also be less liquid and more difficult to value than investments in U.S. issuers.

TIAA-CREF Fixed-Income & Real Estate Securities Funds  ■  Prospectus     9

• Active Management Risk—The risk that Advisors’ strategy, investment selection or trading execution may cause the Fund to underperform relative to the benchmark index or mutual funds with similar investment objectives.

• Call Risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in the Fund’s income.

• Mortgage Roll Risk—The risk that Advisors will not correctly predict mortgage prepayments and interest rates, which will diminish the Fund’s performance.

• Downgrade Risk—The risk that securities are subsequently downgraded should Advisors and/or rating agencies believe the issuer’s business outlook or creditworthiness has deteriorated.

• Non-Investment-Grade Securities Risk—Issuers of non-investment-grade securities, which are usually called “high-yield” or “junk bonds,” are typically in weaker financial health and such securities can be harder to value and sell and their prices can be more volatile than more highly rated securities. While these securities generally have higher rates of interest, they also involve greater risk of default than do securities of a higher-quality rating.

• Illiquid Investments Risk—The risk that illiquid investments may be difficult to sell for their fair market value, if at all, or at any price.

• Emerging Markets Risk—The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their financial markets may be very small, share prices of financial instruments in emerging markets countries may be volatile and difficult to determine. Financial instruments of issuers in these countries may be less liquid than those of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many emerging markets countries.

• Derivatives Risk—The risks associated with investing in derivatives may be different and greater than the risks associated with directly investing in the underlying securities and other instruments. The Fund may use futures, options, single name or index credit default swaps, or forwards, and the Fund may also use more complex derivatives such as swaps that might present liquidity, credit and counterparty risk. When investing in derivatives, the Fund may lose more than the principal amount invested.

Please see the non-summary portion of the Prospectus for more detailed information about the risks described above.

Past performance

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Because the Fund only recently began offering [Investor] Class shares, the

10     Prospectus  ■  TIAA-CREF Fixed-Income & Real Estate Securities Funds

performance information shown is for the Fund’s existing classes, which would have substantially similar annual returns to the new [Investor] Class because all of the Fund’s classes are invested in the same portfolio of securities with the only difference being that the classes do not have the same expenses. The bar chart shows the annual total returns of the Institutional Class of the Fund, before taxes, in each full calendar year for the last ten years. Because the expenses vary across share classes, the performance of the Institutional Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Institutional Class for a calendar quarter during the period covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Institutional, Retirement, Premier and Retail Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2014, and how those returns compare to those of the Fund's benchmark index. After-tax performance is also shown only for Institutional Class shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Institutional Class shares. The performance in the bar charts and table has not been restated to reflect any difference between the existing classes’ expenses and estimated [Investor] Class expenses. Because existing class shares generally are expected to have different expenses than [Investor] Class shares, if the charts below had been restated with [Investor] Class expenses, performance would have differed.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark index listed below is unmanaged, and you cannot invest directly in an index. The returns for the benchmark index reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE INSTITUTIONAL CLASS SHARES (%)†

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2015, was 0.27%.

TIAA-CREF Fixed-Income & Real Estate Securities Funds  ■  Prospectus     11

Best quarter: 4.14%, for the quarter ended September 30, 2009. Worst quarter: -2.83%, for the quarter ended June 30, 2013.

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2014

	Inception Date	One Year	Five Years	Ten Years
Institutional Class	7/1/1999
Return Before Taxes		5.84%	5.11%	4.76%
Return After Taxes on Distributions		4.47%	3.59%	3.18%
Return After Taxes on Distributions and Sale of
Fund Shares		3.33%	3.43%	3.12%
Retail Class	3/31/2006
Return Before Taxes		5.46%	4.80%	4.56%*
Retirement Class	3/31/2006
Return Before Taxes		5.52%	4.83%	4.52%*
Premier Class	9/30/2009
Return Before Taxes		5.58%	4.95%	4.68%*
Barclays U.S. Aggregate Bond Index
(reflects no deductions for fees, expenses or taxes)		5.97%	4.45%	4.71%
Current performance of the Fund’s shares may be higher or lower than that shown above.
*

The performance shown for the Retail, Retirement and Premier Classes that is prior to their inception date is based on performance of the Fund’s Institutional Class. The performance for these periods has not been restated to reflect higher expenses of the Retail, Retirement and Premier Classes. If those expenses had been reflected, the performance would have been lower.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

For the Fund’s most current 30-day yield, please call the Fund at 800 842-2252.

Portfolio management

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, Inc.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Joseph Higgins, CFA	John M. Cerra
Title:	Managing Director	Managing Director
Experience on Fund:	since 2011	since 2003

Purchase and sale of [Investor] Class shares

[Investor] Class shares are available for purchase through certain financial intermediaries and employee benefit plans. The Fund also offers Institutional,

12     Prospectus  ■  TIAA-CREF Fixed-Income & Real Estate Securities Funds

Retirement, Premier and Retail Class shares, which are offered through another prospectus that contains information about their respective eligibility criteria.

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any day that the New York Stock Exchange (“NYSE”) is open for business. Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements.

Tax information

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

Payments to broker-dealers and other financial intermediary compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the financial intermediary for providing investor services. The Fund’s related companies may also pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conﬂict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

TIAA-CREF Fixed-Income & Real Estate Securities Funds  ■  Prospectus     13

Summary information

TIAA-CREF Bond Index Fund

of the TIAA-CREF Funds

Investment objective

The Fund seeks a favorable long-term total return, mainly from current income, by primarily investing in a portfolio of fixed-income securities that is designed to produce a return that corresponds with the total return of the U.S. investment-grade bond market based on a broad bond index.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

SHAREHOLDER FEES (fees paid directly from your investment)

[Investor] Class
Maximum sales charge imposed on purchases (percentage of offering price)	X%
Maximum deferred sales charge	X%
Maximum sales charge imposed on reinvested dividends and other distributions	X%
Redemption or exchange fee	X%
Maximum account fee	X%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

[Investor] Class
Management fees	X.XX%
Distribution (Rule 12b-1) fees	X.XX%
Other expenses	X.XX%
Total annual Fund operating expenses	X.XX%
Waivers and expense reimbursements	X.XX%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	X.XX%

14     Prospectus  ■  TIAA-CREF Fixed-Income & Real Estate Securities Funds

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s expense reimbursement agreement will remain in place through [December __, 2016], but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

[Investor] Class
1 year	$	X
3 years	$	XX
5 years	$	XXX
10 years	$	XXX

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended March 31, 2015, the Fund’s portfolio turnover rate was 20% of the average value of its portfolio.

Principal investment strategies

Under normal circumstances, the Fund invests at least 80% of its assets in bonds within its benchmark and portfolio tracking index, the Barclays U.S. Aggregate Bond Index (the “Index”). The Fund uses a sampling technique to create a portfolio that closely matches the overall investment characteristics of the Index (for example, duration, sector diversification and credit quality) without investing in all of the securities in its index. At times the Fund may purchase securities not held in the Index, but which Teachers Advisors, Inc. (“Advisors”) believes have similar investment characteristics to securities held in its index. Generally, the Fund intends to invest in a wide spectrum of public, investment-grade, taxable debt securities denominated in U.S. dollars including government securities, as well as mortgage-backed, commercial mortgage-backed and asset-backed securities. The Fund’s investments in mortgage-backed securities may include pass-through securities sold by private, governmental and government-related organizations and collateralized mortgage obligations, to the extent that such instruments are held by the Index. The Fund generally will invest in foreign

TIAA-CREF Fixed-Income & Real Estate Securities Funds  ■  Prospectus     15

securities denominated in U.S. dollars only to the extent they are included or eligible to be included in the Index. For purposes of the 80% investment policy, the term “assets” means net assets, plus the amount of any borrowings for investment purposes.

The securities purchased by the Fund will mainly be high-quality instruments rated in the top four credit categories by Moody’s or S&P or deemed to be of the same quality by Advisors using its own credit quality analysis. The Fund may continue to hold instruments that were rated as high-quality when purchased, but which subsequently are downgraded to below-investment-grade status or have their ratings withdrawn by one or more rating agencies.

Because the return of the Index is not reduced by investment and other operating expenses, the Fund’s ability to match the Index is negatively affected by the costs of buying and selling securities, as well as other fees and expenses. The use of the Index by the Fund is not a fundamental policy of the Fund and may be changed without shareholder approval.

Principal investment risks

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

• Interest Rate Risk (a type of Market Risk)—The risk that increases in interest rates can cause the prices of fixed-income investments to decline. This risk is heightened to the extent the Fund invests in longer duration fixed-income investments and during periods when prevailing interest rates are low or negative. As of the date of this Prospectus, interest rates in the United States and in certain foreign markets are at or near historic lows, which may increase the Fund’s exposure to risks associated with rising interest rates. In general, changing interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility.

• Prepayment Risk—The risk that during periods of falling interest rates, borrowers may pay off their mortgage loans sooner than expected, forcing the Fund to reinvest the unanticipated proceeds at lower interest rates and resulting in a decline in income.

• Extension Risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing the Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

• Issuer Risk (often called Financial Risk)—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time.

16     Prospectus  ■  TIAA-CREF Fixed-Income & Real Estate Securities Funds

• Credit Risk (a type of Issuer Risk)—The risk that the issuer of fixed-income investments may not be able or willing to meet interest or principal payments when the payments become due.

• Income Volatility Risk—The risk that the level of current income from a portfolio of fixed-income investments may decline in certain interest rate environments.

• Market Volatility, Liquidity and Valuation Risk (types of Market Risk)—The risk that volatile or dramatic reductions in trading activity make it difficult for the Fund to properly value its investments and that the Fund may not be able to purchase or sell an investment at an attractive price, if at all.

• Index Risk—The risk that the Fund’s performance may not correspond to its benchmark index for any period of time and may underperform such index or the overall financial market. Additionally, to the extent that the Fund’s investments vary from the composition of its benchmark index, the Fund’s performance could potentially vary from the index’s performance to a greater extent than if the Fund merely attempted to replicate the index.

• Fixed-Income Foreign Investment Risk—Investment in fixed-income securities or financial instruments of foreign issuers involves increased risks due to adverse issuer, political, regulatory, currency, market or economic developments. These developments may impact the ability of a foreign debt issuer to make timely and ultimate payments on its debt obligations to the Fund or impair the Fund’s ability to enforce its rights against the foreign debt issuer. These risks are heightened in emerging or developing markets. Foreign investments may also be less liquid and more difficult to value than investments in U.S. issuers.

• Call Risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in the Fund’s income.

Please see the non-summary portion of the Prospectus for more detailed information about the risks described above.

Past performance

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Because the Fund only recently began offering [Investor] Class shares, the performance information shown is for the Fund’s existing classes, which would have substantially similar annual returns to the new [Investor] Class because all of the Fund’s classes are invested in the same portfolio of securities with the only difference being that the classes do not have the same expenses. The bar chart shows the annual total returns of the Institutional Class of the Fund, before taxes, in each full calendar year since inception of the Institutional Class. Because the expenses vary across share classes, the performance of the Institutional Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Institutional Class for a calendar quarter

TIAA-CREF Fixed-Income & Real Estate Securities Funds  ■  Prospectus     17

during the period covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Institutional, Retirement, Premier and Retail Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2014, and how those returns compare to those of the Fund's benchmark index. After-tax performance is also shown only for Institutional Class shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Institutional Class shares. The performance in the bar charts and table has not been restated to reflect any difference between the existing classes’ expenses and estimated [Investor] Class expenses. Because existing class shares generally are expected to have different expenses than [Investor] Class shares, if the charts below had been restated with [Investor] Class expenses, performance would have differed.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark index listed below is unmanaged, and you cannot invest directly in an index. The returns for the benchmark index reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE INSTITUTIONAL CLASS SHARES (%)†

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2015, was -0.12%.

Best quarter: 3.75%, for the quarter ended September 30, 2011. Worst quarter: -2.41%, for the quarter ended June 30, 2013.

18     Prospectus  ■  TIAA-CREF Fixed-Income & Real Estate Securities Funds

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2014

	Inception Date	One Year	Five Years	Since Inception
Institutional Class	9/14/2009
Return Before Taxes		5.87%	4.26%	4.11%
Return After Taxes on Distributions		4.85%	3.34%	3.19%
Return After Taxes on Distributions and Sale of
Fund Shares		3.32%	2.93%	2.82%
Retail Class	9/14/2009
Return Before Taxes		5.61%	3.92%	3.77%
Retirement Class	9/14/2009
Return Before Taxes		5.71%	4.02%	3.87%
Premier Class	9/30/2009
Return Before Taxes		5.72%	4.13%	3.96%*
Barclays U.S. Aggregate Bond Index
(reflects no deductions for fees, expenses or taxes)		5.97%	4.45%	4.36%†
Current performance of the Fund’s shares may be higher or lower than that shown above.
*

The performance shown for the Premier Class that is prior to its inception date is based on performance of the Fund’s Institutional Class. The performance for these periods has not been restated to reflect higher expenses of the Premier Class. If those expenses had been reflected, the performance would have been lower.

†		Performance is calculated from the inception date of the Institutional Class.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

For the Fund’s most current 30-day yield, please call the Fund at 800 842-2252.

Portfolio management

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, Inc.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Lijun (Kevin) Chen	James Tsang, CFA
Title:	Director	Director
Experience on Fund:	since 2009	since 2011

Purchase and sale of [Investor] Class shares

[Investor] Class shares are available for purchase through certain financial intermediaries and employee benefit plans. The Fund also offers Institutional, Retirement, Premier and Retail Class shares, which are offered through another prospectus that contains information about their respective eligibility criteria.

TIAA-CREF Fixed-Income & Real Estate Securities Funds  ■  Prospectus     19

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any day that the New York Stock Exchange (“NYSE”) is open for business. Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements.

Tax information

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

Payments to broker-dealers and other financial intermediary compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the financial intermediary for providing investor services. The Fund’s related companies may also pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conﬂict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

20     Prospectus  ■  TIAA-CREF Fixed-Income & Real Estate Securities Funds

Summary information

TIAA-CREF Bond Plus Fund

of the TIAA-CREF Funds

Investment objective

The Fund seeks a favorable long-term total return, primarily through high current income.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

SHAREHOLDER FEES (fees paid directly from your investment)

[Investor] Class
Maximum sales charge imposed on purchases (percentage of offering price)	X%
Maximum deferred sales charge	X%
Maximum sales charge imposed on reinvested dividends and other distributions	X%
Redemption or exchange fee	X%
Maximum account fee	X%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

[Investor] Class
Management fees	X.XX%
Distribution (Rule 12b-1) fees	X.XX%
Other expenses	X.XX%
Total annual Fund operating expenses	X.XX%
Waivers and expense reimbursements	X.XX%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	X.XX%

TIAA-CREF Fixed-Income & Real Estate Securities Funds  ■  Prospectus     21

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s expense reimbursement agreement will remain in place through [December __, 2016], but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

[Investor] Class
1 year	$	X
3 years	$	XX
5 years	$	XXX
10 years	$	XXX

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended March 31, 2015, the Fund’s portfolio turnover rate was 285% of the average value of its portfolio.

Principal investment strategies

Under normal circumstances, the Fund invests at least 80% of its assets in bonds. For these purposes, bonds include fixed-income securities of all types. The Fund’s portfolio is divided into two segments. The first segment, which makes up at least 70% of the Fund’s assets, is invested primarily in a broad range of investment-grade bonds and fixed-income securities, including, but not limited to, corporate bonds, U.S. Treasury and agency securities and mortgage-backed and asset-backed securities. The securities within the Fund’s first segment are mainly high-quality instruments rated in the top four credit categories by Moody’s or S&P, or deemed to be of the same quality by Teachers Advisors, Inc. (“Advisors”) using its own credit analysis. The second segment, which will not exceed 30% of the Fund’s assets, is invested in fixed-income securities and bonds with special features in an effort to improve the Fund’s total return. Potential investments in this segment include, but are not limited to, non-investment-grade securities (those rated Ba1 or lower by Moody’s or BB+ or lower by S&P), emerging market fixed-income securities and convertible and preferred

22     Prospectus  ■  TIAA-CREF Fixed-Income & Real Estate Securities Funds

securities. For purposes of the 80% investment policy, the term “assets” means net assets, plus the amount of any borrowings for investment purposes.

The Fund may invest in fixed-income securities of any duration. As of May 31, 2015, the duration of the Fund’s benchmark index, the Barclays U.S. Aggregate Bond Index, was 5.52 years.

The Fund’s investments in mortgage-backed securities can include pass-through securities sold by private, governmental and government-related organizations and collateralized mortgage obligations (“CMOs”). Mortgage pass-through securities are created when mortgages are pooled together and interests in the pool are sold to investors. The cash flow from the underlying mortgages is “passed through” to investors in periodic principal and interest payments. CMOs are obligations that are fully collateralized directly or indirectly by a pool of mortgages from which payments of principal and interest are dedicated to the payment of principal and interest on the CMO.

The Fund may use an investment strategy called “mortgage rolls” (also referred to as “dollar rolls”), in which the Fund sells securities for delivery in the current month and simultaneously contracts with a counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund would benefit to the extent of any price received for the securities sold and the lower forward price for the future purchase (often referred to as the “drop”) plus the interest earned on the short-term investment awaiting the settlement date of the forward purchase. If such benefits exceed the income and gain or loss due to mortgage repayments that would have been realized on the securities sold as part of the mortgage roll, the use of this technique will enhance the investment performance of the Fund compared with what such performance would have been without the use of mortgage rolls. Realizing benefits from the use of mortgage rolls depends upon the ability of Advisors to predict correctly mortgage prepayments and interest rates.

The Fund can make foreign investments, including investments in emerging market countries and non-dollar denominated instruments, but the Fund does not expect such investments to exceed 20% of its assets under most circumstances.

The Fund may also engage in relative value trading, a strategy in which the Fund reallocates assets across different sectors and maturities. Relative value trading is designed to enhance the Fund’s returns but increases the Fund’s portfolio turnover rate.

The Fund may purchase and sell futures, options, swaps, forwards and other fixed-income derivative instruments to carry out the Fund’s investment strategies.

Principal investment risks

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

TIAA-CREF Fixed-Income & Real Estate Securities Funds  ■  Prospectus     23

• Interest Rate Risk (a type of Market Risk)—The risk that increases in interest rates can cause the prices of fixed-income investments to decline. This risk is heightened to the extent the Fund invests in longer duration fixed-income investments and during periods when prevailing interest rates are low or negative. As of the date of this Prospectus, interest rates in the United States and in certain foreign markets are at or near historic lows, which may increase the Fund’s exposure to risks associated with rising interest rates. In general, changing interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility.

• Prepayment Risk—The risk that during periods of falling interest rates, borrowers may pay off their mortgage loans sooner than expected, forcing the Fund to reinvest the unanticipated proceeds at lower interest rates and resulting in a decline in income.

• Extension Risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing the Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

• Issuer Risk (often called Financial Risk)—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time.

• Credit Risk (a type of Issuer Risk)—The risk that the issuer of fixed-income investments may not be able or willing to meet interest or principal payments when the payments become due.

• Income Volatility Risk—The risk that the level of current income from a portfolio of fixed-income investments may decline in certain interest rate environments.

• Market Volatility, Liquidity and Valuation Risk (types of Market Risk)—The risk that volatile or dramatic reductions in trading activity make it difficult for the Fund to properly value its investments and that the Fund may not be able to purchase or sell an investment at an attractive price, if at all.

• Fixed-Income Foreign Investment Risk—Investment in fixed-income securities or financial instruments of foreign issuers involves increased risks due to adverse issuer, political, regulatory, currency, market or economic developments. These developments may impact the ability of a foreign debt issuer to make timely and ultimate payments on its debt obligations to the Fund or impair the Fund’s ability to enforce its rights against the foreign debt issuer. These risks are heightened in emerging or developing markets. Foreign investments may also be less liquid and more difficult to value than investments in U.S. issuers.

24     Prospectus  ■  TIAA-CREF Fixed-Income & Real Estate Securities Funds

• Active Management Risk—The risk that Advisors’ strategy, investment selection or trading execution may cause the Fund to underperform relative to the benchmark index or mutual funds with similar investment objectives.

• Call Risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in the Fund’s income.

• Mortgage Roll Risk—The risk that Advisors will not correctly predict mortgage prepayments and interest rates, which will diminish the Fund’s performance.

• Downgrade Risk—The risk that securities are subsequently downgraded should Advisors and/or rating agencies believe the issuer’s business outlook or creditworthiness has deteriorated.

• Non-Investment-Grade Securities Risk—Issuers of non-investment-grade securities, which are usually called “high-yield” or “junk bonds,” are typically in weaker financial health and such securities can be harder to value and sell and their prices can be more volatile than more highly rated securities. While these securities generally have higher rates of interest, they also involve greater risk of default than do securities of a higher-quality rating.

• Illiquid Investments Risk—The risk that illiquid investments may be difficult to sell for their fair market value, if at all, or at any price.

• Emerging Markets Risk—The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their financial markets may be very small, share prices of financial instruments in emerging markets countries may be volatile and difficult to determine. Financial instruments of issuers in these countries may be less liquid than those of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many emerging markets countries.

• Derivatives Risk—The risks associated with investing in derivatives may be different and greater than the risks associated with directly investing in the underlying securities and other instruments. The Fund may use futures, options, single name or index credit default swaps, or forwards, and the Fund may also use more complex derivatives such as swaps that might present liquidity, credit and counterparty risk. When investing in derivatives, the Fund may lose more than the principal amount invested.

Please see the non-summary portion of the Prospectus for more detailed information about the risks described above.

Past performance

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Because the Fund only recently began offering [Investor] Class shares, the

TIAA-CREF Fixed-Income & Real Estate Securities Funds  ■  Prospectus     25

performance information shown is for the Fund’s existing classes, which would have substantially similar annual returns to the new [Investor] Class because all of the Fund’s classes are invested in the same portfolio of securities with the only difference being that the classes do not have the same expenses. The bar chart shows the annual total returns of the Institutional Class of the Fund, before taxes, in each full calendar year since inception of the Institutional Class. Because the expenses vary across share classes, the performance of the Institutional Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Institutional Class for a calendar quarter during the period covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Institutional, Retirement, Premier and Retail Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2014, and how those returns compare to those of the Fund's benchmark index. After-tax performance is also shown only for Institutional Class shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Institutional Class shares. The performance in the bar charts and table has not been restated to reflect any difference between the existing classes’ expenses and estimated [Investor] Class expenses. Because existing class shares generally are expected to have different expenses than [Investor] Class shares, if the charts below had been restated with [Investor] Class expenses, performance would have differed.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark index listed below is unmanaged, and you cannot invest directly in an index. The returns for the benchmark index reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE INSTITUTIONAL CLASS SHARES (%)†

26     Prospectus  ■  TIAA-CREF Fixed-Income & Real Estate Securities Funds

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2015, was 0.81%.

Best quarter: 5.36%, for the quarter ended September 30, 2009. Worst quarter: -2.59%, for the quarter ended June 30, 2013.

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2014

	Inception Date	One Year	Five Years	Since Inception
Institutional Class	3/31/2006
Return Before Taxes		5.80%	5.72%	5.24%
Return After Taxes on Distributions		4.10%	4.20%	3.58%
Return After Taxes on Distributions and Sale of
Fund Shares		3.35%	3.86%	3.43%
Retail Class	3/31/2006
Return Before Taxes		5.45%	5.40%	5.02%
Retirement Class	3/31/2006
Return Before Taxes		5.63%	5.46%	5.00%
Premier Class	9/30/2009
Return Before Taxes		5.74%	5.56%	5.15%*
Barclays U.S. Aggregate Bond Index
(reflects no deductions for fees, expenses or taxes)		5.97%	4.45%	5.19%†
Current performance of the Fund’s shares may be higher or lower than that shown above.
*

The performance shown for the Premier Class that is prior to its inception date is based on performance of the Fund’s Institutional Class. The performance for these periods has not been restated to reflect higher expenses of the Premier Class. If those expenses had been reflected, the performance would have been lower.

†		Performance is calculated from the inception date of the Institutional Class.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

For the Fund’s most current 30-day yield, please call the Fund at 800 842-2252.

Portfolio management

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, Inc.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	William Martin	John M. Cerra	Kevin R. Lorenz, CFA
Title:	Managing Director	Managing Director	Managing Director
Experience on Fund:	since 2011	since 2003	since 2006

TIAA-CREF Fixed-Income & Real Estate Securities Funds  ■  Prospectus     27

Purchase and sale of [Investor] Class shares

[Investor] Class shares are available for purchase through certain financial intermediaries and employee benefit plans. The Fund also offers Institutional, Retirement, Premier and Retail Class shares, which are offered through another prospectus that contains information about their respective eligibility criteria.

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any day that the New York Stock Exchange (“NYSE”) is open for business. Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements.

Tax information

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

Payments to broker-dealers and other financial intermediary compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the financial intermediary for providing investor services. The Fund’s related companies may also pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conﬂict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

28     Prospectus  ■  TIAA-CREF Fixed-Income & Real Estate Securities Funds

Summary information

TIAA-CREF High-Yield Fund

of the TIAA-CREF Funds

Investment objective

The Fund seeks high current income and, when consistent with its primary objective, capital appreciation.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

SHAREHOLDER FEES (fees paid directly from your investment)

[Investor] Class
Maximum sales charge imposed on purchases (percentage of offering price)	X%
Maximum deferred sales charge	X%
Maximum sales charge imposed on reinvested dividends and other distributions	X%
Redemption or exchange fee	X%
Maximum account fee	X%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

[Investor] Class
Management fees	X.XX%
Distribution (Rule 12b-1) fees	X.XX%
Other expenses	X.XX%
Total annual Fund operating expenses	X.XX%
Waivers and expense reimbursements	X.XX%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	X.XX%

TIAA-CREF Fixed-Income & Real Estate Securities Funds  ■  Prospectus     29

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s expense reimbursement agreement will remain in place through [December __, 2016], but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

[Investor] Class
1 year	$	X
3 years	$	XX
5 years	$	XXX
10 years	$	XXX

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended March 31, 2015, the Fund’s portfolio turnover rate was 71% of the average value of its portfolio.

Principal investment strategies

The Fund invests primarily in lower-rated, higher-yielding fixed-income securities, such as domestic and foreign corporate bonds, debentures, loan participations and assignments and notes, as well as convertible securities and preferred stocks. Under normal circumstances, the Fund invests at least 80% of its assets in debt and other fixed-income securities rated lower than investment-grade (and their unrated equivalents) or other high-yielding debt securities. (These are often called “junk” bonds.) Most of these will be securities rated in the BB or B categories by S&P, or the Ba or B categories by Moody’s. For purposes of the 80% investment policy, the term “assets” means net assets, plus the amount of any borrowings for investment purposes.

The Fund may invest up to 20% of its assets in the following types of instruments: payment-in-kind or deferred-interest obligations, defaulted securities, asset-backed securities, securities rated lower than B- or its equivalent by at least two rating agencies and securities having limited liquidity.

30     Prospectus  ■  TIAA-CREF Fixed-Income & Real Estate Securities Funds

The Fund can make foreign investments, including investments in emerging market countries and non-dollar denominated instruments, but the Fund does not expect such investments to exceed 20% of its assets under most circumstances. The Fund can also invest in U.S. Treasury and agency securities or other short-term instruments when other suitable investment opportunities are not available, or when Teachers Advisors, Inc. (“Advisors”) would like to build the Fund’s liquidity.

Over long periods of time, a broadly diversified portfolio of lower-rated, higher-yielding securities is designed to, net of capital losses, provide a higher net return than a similarly diversified portfolio of higher-rated, lower-yielding securities of similar duration. Advisors attempts to minimize the risks of investing in lower-rated securities by:

• Doing its own credit analysis (independent of the rating agencies). The Fund buys securities of issuers with a balance of operational and financial risks that Advisors believes make it likely that such issuers will be able to meet their financial obligations;

• Constructing a portfolio of securities diversified by industry, maturity, duration and credit quality; and

• Buying or selling particular securities to seek to take advantage of anticipated changes and trends in the economy and financial markets.

Advisors’ judgment of the value of any particular security is a function of its experience with lower-rated securities, evaluation of general economic and securities market conditions and the financial condition of the security’s issuer. Under some market conditions, the Fund may sacrifice potential yield in order to adopt a defensive posture designed to preserve capital.

The Fund may purchase and sell futures, options, swaps, forwards and other fixed-income derivative instruments to carry out the Fund’s investment strategies.

The benchmark index for the Fund is the BofA Merrill Lynch BB-B U.S. Cash Pay High Yield Constrained Index.

Principal investment risks

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

• Issuer Risk (often called Financial Risk)—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time.

• Credit Risk (a type of Issuer Risk)—The risk that the issuer of fixed-income investments may not be able or willing to meet interest or principal payments when the payments become due.

• Non-Investment-Grade Securities Risk—Issuers of non-investment-grade securities, which are usually called “high-yield” or “junk bonds,” are typically

TIAA-CREF Fixed-Income & Real Estate Securities Funds  ■  Prospectus     31

in weaker financial health and such securities can be harder to value and sell and their prices can be more volatile than more highly rated securities. While these securities generally have higher rates of interest, they also involve greater risk of default than do securities of a higher-quality rating.

• Interest Rate Risk (a type of Market Risk)—The risk that increases in interest rates can cause the prices of fixed-income investments to decline. This risk is heightened to the extent the Fund invests in longer duration fixed-income investments and during periods when prevailing interest rates are low or negative. As of the date of this Prospectus, interest rates in the United States and in certain foreign markets are at or near historic lows, which may increase the Fund’s exposure to risks associated with rising interest rates. In general, changing interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility.

• Call Risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in the Fund’s income.

• Market Volatility, Liquidity and Valuation Risk (types of Market Risk)—The risk that volatile or dramatic reductions in trading activity make it difficult for the Fund to properly value its investments and that the Fund may not be able to purchase or sell an investment at an attractive price, if at all.

• Income Volatility Risk—The risk that the level of current income from a portfolio of fixed-income investments may decline in certain interest rate environments.

• Fixed-Income Foreign Investment Risk—Investment in fixed-income securities or financial instruments of foreign issuers involves increased risks due to adverse issuer, political, regulatory, currency, market or economic developments. These developments may impact the ability of a foreign debt issuer to make timely and ultimate payments on its debt obligations to the Fund or impair the Fund’s ability to enforce its rights against the foreign debt issuer. These risks are heightened in emerging or developing markets. Foreign investments may also be less liquid and more difficult to value than investments in U.S. issuers.

• Active Management Risk—The risk that Advisors’ strategy, investment selection or trading execution may cause the Fund to underperform relative to the benchmark index or mutual funds with similar investment objectives.

• Emerging Markets Risk—The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their financial markets may be very small, share prices of financial instruments in emerging markets countries may be volatile and difficult to determine. Financial instruments of issuers in these countries may be less liquid than those of issuers in more

32     Prospectus  ■  TIAA-CREF Fixed-Income & Real Estate Securities Funds

developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many emerging markets countries.

• Illiquid Investments Risk—The risk that illiquid investments may be difficult to sell for their fair market value, if at all, or at any price.

• Derivatives Risk—The risks associated with investing in derivatives may be different and greater than the risks associated with directly investing in the underlying securities and other instruments. The Fund may use futures, options, single name or index credit default swaps, or forwards, and the Fund may also use more complex derivatives such as swaps that might present liquidity, credit and counterparty risk. When investing in derivatives, the Fund may lose more than the principal amount invested.

Please see the non-summary portion of the Prospectus for more detailed information about the risks described above.

Past performance

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Because the Fund only recently began offering [Investor] Class shares, the performance information shown is for the Fund’s existing classes, which would have substantially similar annual returns to the new [Investor] Class because all of the Fund’s classes are invested in the same portfolio of securities with the only difference being that the classes do not have the same expenses. The bar chart shows the annual total returns of the Institutional Class of the Fund, before taxes, in each full calendar year since inception of the Institutional Class. Because the expenses vary across share classes, the performance of the Institutional Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Institutional Class for a calendar quarter during the period covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Institutional, Retirement, Premier and Retail Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2014, and how those returns compare to those of the Fund's benchmark index. After-tax performance is also shown only for Institutional Class shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Institutional Class shares. The performance in the bar charts and table has not been restated to reflect any difference between the existing classes’ expenses and estimated [Investor] Class expenses. Because existing class shares generally are expected to have different expenses than [Investor] Class shares, if the charts below had been restated with [Investor] Class expenses, performance would have differed.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication

TIAA-CREF Fixed-Income & Real Estate Securities Funds  ■  Prospectus     33

of how it will perform in the future. The benchmark index listed below is unmanaged, and you cannot invest directly in an index. The returns for the benchmark index reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE INSTITUTIONAL CLASS SHARES (%)†

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2015, was 2.75%.

Best quarter: 17.76%, for the quarter ended June 30, 2009. Worst quarter: -12.70%, for the quarter ended December 31, 2008.

34     Prospectus  ■  TIAA-CREF Fixed-Income & Real Estate Securities Funds

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2014

	Inception Date	One Year	Five Years	Since Inception
Institutional Class	3/31/2006
Return Before Taxes		2.48%	8.64%	7.63%
Return After Taxes on Distributions		–0.18%	5.85%	4.75%
Return After Taxes on Distributions and Sale of
Fund Shares		1.62%	5.64%	4.77%
Retail Class	3/31/2006
Return Before Taxes		2.32%	8.38%	7.46%
Retirement Class	3/31/2006
Return Before Taxes		2.33%	8.39%	7.37%
Premier Class	9/30/2009
Return Before Taxes		2.43%	8.50%	7.55%*
BofA Merrill Lynch BB-B U.S. Cash Pay High Yield Constrained Index
(reflects no deductions for fees, expenses or taxes)		3.48%	8.71%	7.46%†
Current performance of the Fund’s shares may be higher or lower than that shown above.
*

The performance shown for the Premier Class that is prior to its inception date is based on performance of the Fund’s Institutional Class. The performance for these periods has not been restated to reflect higher expenses of the Premier Class. If those expenses had been reflected, the performance would have been lower.

†		Performance is calculated from the inception date of the Institutional Class.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

For the Fund’s most current 30-day yield, please call the Fund at 800 842-2252.

Portfolio management

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, Inc.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Kevin R. Lorenz, CFA	Jean C. Lin, CFA
Title:	Managing Director	Managing Director
Experience on Fund:	since 2006	since 2011

Purchase and sale of [Investor] Class shares

[Investor] Class shares are available for purchase through certain financial intermediaries and employee benefit plans. The Fund also offers Institutional, Retirement, Premier and Retail Class shares, which are offered through another prospectus that contains information about their respective eligibility criteria.

TIAA-CREF Fixed-Income & Real Estate Securities Funds  ■  Prospectus     35

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any day that the New York Stock Exchange (“NYSE”) is open for business. Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements.

Tax information

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

Payments to broker-dealers and other financial intermediary compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the financial intermediary for providing investor services. The Fund’s related companies may also pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conﬂict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

36     Prospectus  ■  TIAA-CREF Fixed-Income & Real Estate Securities Funds

Summary information

TIAA-CREF Inflation-Linked Bond Fund

of the TIAA-CREF Funds

Investment objective

The Fund seeks a long-term rate of return that outpaces inflation, primarily through investment in inflation-linked bonds.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

SHAREHOLDER FEES (fees paid directly from your investment)

[Investor] Class
Maximum sales charge imposed on purchases (percentage of offering price)	X%
Maximum deferred sales charge	X%
Maximum sales charge imposed on reinvested dividends and other distributions	X%
Redemption or exchange fee	X%
Maximum account fee	X%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

[Investor] Class
Management fees	X.XX%
Distribution (Rule 12b-1) fees	X.XX%
Other expenses	X.XX%
Total annual Fund operating expenses	X.XX%
Waivers and expense reimbursements	X.XX%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	X.XX%

TIAA-CREF Fixed-Income & Real Estate Securities Funds  ■  Prospectus     37

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s expense reimbursement agreement will remain in place through [December __, 2016], but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

[Investor] Class
1 year	$	X
3 years	$	XX
5 years	$	XXX
10 years	$	XXX

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended March 31, 2015, the Fund’s portfolio turnover rate was 17% of the average value of its portfolio.

Principal investment strategies

Under normal circumstances, the Fund’s investment adviser, Teachers Advisors, Inc. (“Advisors”), invests at least 80% of the Fund’s assets in fixed-income securities whose principal value increases or decreases based on changes in the Consumer Price Index for All Urban Consumers (“CPI-U”), over the life of the security. Typically, the Fund will invest in U.S. Treasury Inflation-Indexed Securities (“TIIS”). The Fund can also invest in (1) other inflation-indexed bonds issued or guaranteed by the U.S. Government or its agencies, by corporations and other U.S. domiciled issuers, as well as foreign governments, and (2) money market instruments or other short-term securities. For purposes of the 80% investment policy, the term “assets” means net assets, plus the amount of any borrowings for investment purposes.

Like conventional bonds, inflation-indexed bonds generally pay interest at fixed intervals and return the principal at maturity. Unlike conventional bonds, an inflation-indexed bond’s principal or interest is adjusted periodically to reflect changes in a specified inflation index. Inflation-indexed bonds are designed to

38     Prospectus  ■  TIAA-CREF Fixed-Income & Real Estate Securities Funds

preserve purchasing power over the life of the bond while paying a “real” rate of interest (i.e., a return over and above the inflation rate). These bonds are generally issued at a fixed interest rate that is lower than that of conventional bonds of comparable maturity and quality, but they generally retain their value against inflation over time.

The principal amount of a TIIS bond is adjusted periodically for inflation using the CPI-U. Interest is paid twice a year. The interest rate is fixed, but the amount of each interest payment varies as the principal is adjusted for inflation. The principal amount of a TIIS instrument may diminish in times of deflation. However, the U.S. Treasury guarantees that the final principal payment at maturity is at least the original principal amount of the bond. The interest and principal components of the bonds may be “stripped” or sold separately. The Fund can buy or sell either component.

The Fund may also invest in inflation-indexed bonds issued or guaranteed by foreign governments and their agencies, as well as other foreign issuers. These investments are usually designed to track the inflation rate in the issuing country. Under most circumstances, the Fund’s investments in inflation-linked bonds of foreign issuers are generally less than 20% of its assets.

The Fund may invest in fixed-income securities of any duration. As of May 31, 2015, the duration of the Fund’s benchmark, the Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L), was 8.09 years. Typically, the Fund invests in corporate and foreign inflation-indexed bonds that are similar in duration and maturity as those of U.S. Government inflation-indexed bonds.

The Fund may purchase and sell futures, options, swaps, forwards and other fixed-income derivative instruments to carry out the Fund’s investment strategies. In particular, the Fund may purchase and sell interest rate futures to attempt to manage duration and/or certain risks. The Fund also may invest in any fixed-income securities provided that no more than 5% of its assets are invested in fixed-income securities rated below investment-grade.

Principal investment risks

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

• Interest Rate Risk (a type of Market Risk)—The risk that increases in interest rates can cause the prices of fixed-income investments to decline. This risk is heightened to the extent the Fund invests in longer duration fixed-income investments and during periods when prevailing interest rates are low or negative. As of the date of this Prospectus, interest rates in the United States and in certain foreign markets are at or near historic lows, which may increase the Fund’s exposure to risks associated with rising interest rates. In general, changing interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility.

TIAA-CREF Fixed-Income & Real Estate Securities Funds  ■  Prospectus     39

• Market Volatility, Liquidity and Valuation Risk (types of Market Risk)—The risk that volatile or dramatic reductions in trading activity make it difficult for the Fund to properly value its investments and that the Fund may not be able to purchase or sell an investment at an attractive price, if at all.

• Income Volatility Risk—The risk that the level of current income from a portfolio of fixed-income investments may decline in certain interest rate environments.

• Special Risks for Inflation-Indexed Bonds—The risk that interest payments on, or market values of, inflation-indexed investments decline because of a decline in inflation (or deflation) or changes in investors’ and/or the market’s inflation expectations. In addition, inflation indices may not reflect the true rate of inflation.

• Credit Risk (a type of Issuer Risk)—The risk that the issuer of fixed-income investments may not be able or willing to meet interest or principal payments when the payments become due.

• Fixed-Income Foreign Investment Risk—Investment in fixed-income securities or financial instruments of foreign issuers involves increased risks due to adverse issuer, political, regulatory, currency, market or economic developments. These developments may impact the ability of a foreign debt issuer to make timely and ultimate payments on its debt obligations to the Fund or impair the Fund’s ability to enforce its rights against the foreign debt issuer. These risks are heightened in emerging or developing markets. Foreign investments may also be less liquid and more difficult to value than investments in U.S. issuers.

• Active Management Risk—The risk that Advisors’ strategy, investment selection or trading execution may cause the Fund to underperform relative to the benchmark index or mutual funds with similar investment objectives.

• Derivatives Risk—The risks associated with investing in derivatives may be different and greater than the risks associated with directly investing in the underlying securities and other instruments. The Fund may use futures, options, single name or index credit default swaps, or forwards, and the Fund may also use more complex derivatives such as swaps that might present liquidity, credit and counterparty risk. When investing in derivatives, the Fund may lose more than the principal amount invested.

Please see the non-summary portion of the Prospectus for more detailed information about the risks described above.

Past performance

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Because the Fund only recently began offering [Investor] Class shares, the performance information shown is for the Fund’s existing classes, which would have substantially similar annual returns to the new [Investor] Class because all

40     Prospectus  ■  TIAA-CREF Fixed-Income & Real Estate Securities Funds

of the Fund’s classes are invested in the same portfolio of securities with the only difference being that the classes do not have the same expenses. The bar chart shows the annual total returns of the Institutional Class of the Fund, before taxes, in each full calendar year for the last ten years. Because the expenses vary across share classes, the performance of the Institutional Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Institutional Class for a calendar quarter during the period covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Institutional, Retirement, Premier and Retail Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2014, and how those returns compare to those of the Fund's benchmark index. After-tax performance is also shown only for Institutional Class shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Institutional Class shares. The performance in the bar charts and table has not been restated to reflect any difference between the existing classes’ expenses and estimated [Investor] Class expenses. Because existing class shares generally are expected to have different expenses than [Investor] Class shares, if the charts below had been restated with [Investor] Class expenses, performance would have differed.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark index listed below is unmanaged, and you cannot invest directly in an index. The returns for the benchmark index reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE INSTITUTIONAL CLASS SHARES (%)†

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2015, was 0.00%.

Best quarter: 5.32%, for the quarter ended March 31, 2008. Worst quarter: -7.01%, for the quarter ended June 30, 2013.

TIAA-CREF Fixed-Income & Real Estate Securities Funds  ■  Prospectus     41

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2014

	Inception Date	One Year	Five Years	Ten Years
Institutional Class	10/1/2002
Return Before Taxes		3.42%	3.87%	4.08%
Return After Taxes on Distributions		2.53%	2.94%	2.86%
Return After Taxes on Distributions and Sale of
Fund Shares		1.96%	2.66%	2.73%
Retail Class	10/1/2002
Return Before Taxes		3.17%	3.58%	3.88%
Retirement Class	3/31/2006
Return Before Taxes		3.20%	3.62%	3.88%*
Premier Class	9/30/2009
Return Before Taxes		3.31%	3.70%	3.99%*
Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)
(reflects no deductions for fees, expenses or taxes)		3.64%	4.11%	4.37%
Current performance of the Fund’s shares may be higher or lower than that shown above.
*

The performance shown for the Retirement Class and Premier Class that is prior to their inception date is based on performance of the Fund’s Institutional Class. The performance for these periods has not been restated to reflect higher expenses of the Retirement Class and Premier Class. If those expenses had been reflected, the performance would have been lower.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

For the Fund’s most current 30-day yield, please call the Fund at 800 842-2252.

Portfolio management

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, Inc.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	John M. Cerra	Stephen Liberatore, CFA
Title:	Managing Director	Managing Director
Experience on Fund:	since 2008	since 2011

Purchase and sale of [Investor] Class shares

[Investor] Class shares are available for purchase through certain financial intermediaries and employee benefit plans. The Fund also offers Institutional, Retirement, Premier and Retail Class shares, which are offered through another prospectus that contains information about their respective eligibility criteria.

42     Prospectus  ■  TIAA-CREF Fixed-Income & Real Estate Securities Funds

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any day that the New York Stock Exchange (“NYSE”) is open for business. Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements.

Tax information

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

Payments to broker-dealers and other financial intermediary compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the financial intermediary for providing investor services. The Fund’s related companies may also pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conﬂict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

TIAA-CREF Fixed-Income & Real Estate Securities Funds  ■  Prospectus     43

Summary information

TIAA-CREF Short-Term Bond Fund

of the TIAA-CREF Funds

Investment objective

The Fund seeks high current income.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

SHAREHOLDER FEES (fees paid directly from your investment)

[Investor] Class
Maximum sales charge imposed on purchases (percentage of offering price)	X%
Maximum deferred sales charge	X%
Maximum sales charge imposed on reinvested dividends and other distributions	X%
Redemption or exchange fee	X%
Maximum account fee	X%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

[Investor] Class
Management fees	X.XX%
Distribution (Rule 12b-1) fees	X.XX%
Other expenses	X.XX%
Total annual Fund operating expenses	X.XX%
Waivers and expense reimbursements	X.XX%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	X.XX%

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example

44     Prospectus  ■  TIAA-CREF Fixed-Income & Real Estate Securities Funds

assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s expense reimbursement agreement will remain in place through [December __, 2016], but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

[Investor] Class
1 year	$	X
3 years	$	XX
5 years	$	XXX
10 years	$	XXX

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended March 31, 2015, the Fund’s portfolio turnover rate was 114% of the average value of its portfolio.

Principal investment strategies

Under normal circumstances, the Fund invests at least 80% of its assets in U.S. Treasury and agency securities and investment-grade fixed-income investments with an average maturity or average lives of less than 5 years. The Fund primarily invests in a broad range of investment-grade bonds and fixed-income securities, including, but not limited to, U.S. Government securities, corporate bonds and mortgage-backed and other asset-backed securities. The Fund may also invest in other fixed-income securities, including those of non-investment grade quality. The Fund may overweight or underweight individual securities or sectors as compared to their weight in the index when the Fund’s Investment Adviser, Teacher’s Advisors, Inc. (“Advisors”) finds undervalued or overlooked issues that it believes offer the potential for superior returns. For purposes of the 80% investment policy, the term “assets” means net assets, plus the amount of any borrowings for investment purposes.

As of May 31, 2015, the duration of the Barclays U.S. 1–3 Year Government/Credit Bond Index was 1.91 years. Although the Fund may invest in fixed-income securities of any maturity, the duration of the Fund’s portfolio typically ranges between one and three years. The Fund also has a policy of maintaining a dollar weighted average maturity of portfolio holdings of no more than three years.

TIAA-CREF Fixed-Income & Real Estate Securities Funds  ■  Prospectus     45

The Fund can make foreign investments, including investments in emerging market countries and non-dollar denominated instruments, but the Fund does not expect such investments to exceed 20% of its assets under most circumstances.

The Fund may purchase and sell futures, options, swaps, forwards and other fixed-income derivative instruments to carry out the Fund’s investment strategies. In particular, the Fund may purchase and sell interest rate futures to attempt to manage duration and/or certain risks.

Principal investment risks

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

• Interest Rate Risk (a type of Market Risk)—The risk that increases in interest rates can cause the prices of fixed-income investments to decline. This risk is heightened to the extent the Fund invests in longer duration fixed-income investments and during periods when prevailing interest rates are low or negative. As of the date of this Prospectus, interest rates in the United States and in certain foreign markets are at or near historic lows, which may increase the Fund’s exposure to risks associated with rising interest rates. In general, changing interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility.

• Issuer Risk (often called Financial Risk)—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time.

• Credit Risk (a type of Issuer Risk)—The risk that the issuer of fixed-income investments may not be able or willing to meet interest or principal payments when the payments become due.

• Income Volatility Risk—The risk that the level of current income from a portfolio of fixed-income investments may decline in certain interest rate environments.

• Market Volatility, Liquidity and Valuation Risk (types of Market Risk)—The risk that volatile or dramatic reductions in trading activity make it difficult for the Fund to properly value its investments and that the Fund may not be able to purchase or sell an investment at an attractive price, if at all.

• Fixed-Income Foreign Investment Risk—Investment in fixed-income securities or financial instruments of foreign issuers involves increased risks due to adverse issuer, political, regulatory, currency, market or economic developments. These developments may impact the ability of a foreign debt issuer to make timely and ultimate payments on its debt obligations to the Fund or impair the Fund’s ability to enforce its rights against the foreign debt issuer. These risks are heightened in emerging or developing markets.

46     Prospectus  ■  TIAA-CREF Fixed-Income & Real Estate Securities Funds

Foreign investments may also be less liquid and more difficult to value than investments in U.S. issuers.

• Active Management Risk—The risk that Advisors’ strategy, investment selection or trading execution may cause the Fund to underperform relative to the benchmark index or mutual funds with similar investment objectives.

• Call Risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in the Fund’s income.

• Extension Risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing the Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

• Prepayment Risk—The risk that during periods of falling interest rates, borrowers may pay off their mortgage loans sooner than expected, forcing the Fund to reinvest the unanticipated proceeds at lower interest rates and resulting in a decline in income.

• Downgrade Risk—The risk that securities are subsequently downgraded should Advisors and/or rating agencies believe the issuer’s business outlook or creditworthiness has deteriorated.

• Non-Investment-Grade Securities Risk—Issuers of non-investment-grade securities, which are usually called “high-yield” or “junk bonds,” are typically in weaker financial health and such securities can be harder to value and sell and their prices can be more volatile than more highly rated securities. While these securities generally have higher rates of interest, they also involve greater risk of default than do securities of a higher-quality rating.

• Illiquid Investments Risk—The risk that illiquid investments may be difficult to sell for their fair market value, if at all, or at any price.

• Derivatives Risk—The risks associated with investing in derivatives may be different and greater than the risks associated with directly investing in the underlying securities and other instruments. The Fund may use futures, options, single name or index credit default swaps, or forwards, and the Fund may also use more complex derivatives such as swaps that might present liquidity, credit and counterparty risk. When investing in derivatives, the Fund may lose more than the principal amount invested.

Please see the non-summary portion of the Prospectus for more detailed information about the risks described above.

Past performance

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Because the Fund only recently began offering [Investor] Class shares, the performance information shown is for the Fund’s existing classes, which would have substantially similar annual returns to the new [Investor] Class because all

TIAA-CREF Fixed-Income & Real Estate Securities Funds  ■  Prospectus     47

of the Fund’s classes are invested in the same portfolio of securities with the only difference being that the classes do not have the same expenses. The bar chart shows the annual total returns of the Institutional Class of the Fund, before taxes, in each full calendar year since inception of the Institutional Class. Because the expenses vary across share classes, the performance of the Institutional Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Institutional Class for a calendar quarter during the period covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Institutional, Retirement, Premier and Retail Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2014, and how those returns compare to those of the Fund's benchmark index. After-tax performance is also shown only for Institutional Class shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Institutional Class shares. The performance in the bar charts and table has not been restated to reflect any difference between the existing classes’ expenses and estimated [Investor] Class expenses. Because existing class shares generally are expected to have different expenses than [Investor] Class shares, if the charts below had been restated with [Investor] Class expenses, performance would have differed.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark index listed below is unmanaged, and you cannot invest directly in an index. The returns for the benchmark index reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE INSTITUTIONAL CLASS SHARES (%)†

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2015, was 0.71%.

48     Prospectus  ■  TIAA-CREF Fixed-Income & Real Estate Securities Funds

Best quarter: 3.13%, for the quarter ended September 30, 2009. Worst quarter: -1.24%, for the quarter ended June 30, 2013.

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2014

	Inception Date	One Year	Five Years	Since Inception
Institutional Class	3/31/2006
Return Before Taxes		1.01%	2.48%	3.41%
Return After Taxes on Distributions		0.41%	1.75%	2.33%
Return After Taxes on Distributions and Sale of
Fund Shares		0.58%	1.64%	2.24%
Retail Class	3/31/2006
Return Before Taxes		0.70%	2.20%	3.21%
Retirement Class	3/31/2006
Return Before Taxes		0.76%	2.23%	3.16%
Premier Class	9/30/2009
Return Before Taxes		0.86%	2.33%	3.33%*
Barclays U.S. 1-3 Year Government/Credit Bond Index
(reflects no deductions for fees, expenses or taxes)		0.77%	1.41%	3.01%†
Current performance of the Fund’s shares may be higher or lower than that shown above.
*

The performance shown for the Premier Class that is prior to its inception date is based on performance of the Fund’s Institutional Class. The performance for these periods has not been restated to reflect higher expenses of the Premier Class. If those expenses had been reflected, the performance would have been lower.

†		Performance is calculated from the inception date of the Institutional Class.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

For the Fund’s most current 30-day yield, please call the Fund at 800 842-2252.

Portfolio management

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, Inc.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	John M. Cerra	Richard Cheng
Title:	Managing Director	Managing Director
Experience on Fund:	since 2006	since 2011

TIAA-CREF Fixed-Income & Real Estate Securities Funds  ■  Prospectus     49

Purchase and sale of [Investor] Class shares

[Investor] Class shares are available for purchase through certain financial intermediaries and employee benefit plans. The Fund also offers Institutional, Retirement, Premier and Retail Class shares, which are offered through another prospectus that contains information about their respective eligibility criteria.

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any day that the New York Stock Exchange (“NYSE”) is open for business. Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements.

Tax information

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

Payments to broker-dealers and other financial intermediary compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the financial intermediary for providing investor services. The Fund’s related companies may also pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conﬂict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

50     Prospectus  ■  TIAA-CREF Fixed-Income & Real Estate Securities Funds

Summary information

TIAA-CREF Short-Term Bond Index Fund

of the TIAA-CREF Funds

Investment objective

The Fund seeks a favorable long-term total return, mainly from current income, by primarily investing in a portfolio of fixed-income securities that is designed to produce a return that corresponds with the total return of the short-term U.S. investment-grade bond market.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

SHAREHOLDER FEES (fees paid directly from your investment)

[Investor] Class
Maximum sales charge imposed on purchases (percentage of offering price)	X%
Maximum deferred sales charge	X%
Maximum sales charge imposed on reinvested dividends and other distributions	X%
Redemption or exchange fee	X%
Maximum account fee	X%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

[Investor] Class
Management fees	X.XX%
Distribution (Rule 12b-1) fees	X.XX%
Other expenses	X.XX%
Total annual Fund operating expenses	X.XX%
Waivers and expense reimbursements	X.XX%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	X.XX%

TIAA-CREF Fixed-Income & Real Estate Securities Funds  ■  Prospectus     51

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s expense reimbursement agreement will remain in place through [December __, 2016], but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

[Investor] Class
1 year	$	X
3 years	$	XX
5 years	$	XXX
10 years	$	XXX

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund has no annual portfolio turnover rate because the Fund is newly operational.

Principal investment strategies

Under normal circumstances, the Fund invests at least 80% of its assets in bonds within its benchmark and portfolio tracking index, the Barclays U.S. 1–3 Year Government/Credit Bond Index (the “Index”). The Fund uses a sampling technique to create a portfolio that closely matches the overall investment characteristics of the Index (for example, duration, sector diversification and credit quality) without investing in all of the securities in the Index. At times the Fund may purchase securities not held in the Index, but which Teachers Advisors, Inc. (“Advisors”) believes have similar investment characteristics to securities held in its index. Generally, the Fund intends to invest in a wide spectrum of public, investment-grade, taxable debt securities denominated in U.S. dollars including United States treasury debt, government-related debt, and corporate issues. The Fund has a policy of maintaining a dollar weighted average maturity of no more than three years. For purposes of the 80% investment policy, the term

52     Prospectus  ■  TIAA-CREF Fixed-Income & Real Estate Securities Funds

“assets” means net assets, plus the amount of any borrowings for investment purposes.

The securities purchased by the Fund will mainly be high-quality instruments rated in the top four credit categories by Moody’s or S&P or deemed to be of the same quality by Advisors using its own credit quality analysis. The Fund may continue to hold instruments that were rated as high-quality when purchased, but which subsequently are downgraded to below-investment-grade status or have their ratings withdrawn by one or more rating agencies.

Because the return of the Index is not reduced by investment and other operating expenses, the Fund’s ability to match the Index is negatively affected by the costs of buying and selling securities, as well as other fees and expenses. The use of this index by the Fund is not a fundamental policy of the Fund and may be changed without shareholder approval.

Principal investment risks

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

• Income Volatility Risk—The risk that the level of current income from a portfolio of fixed-income investments may decline in certain interest rate environments.

• Credit Risk (a type of Issuer Risk)—The risk that the issuer of fixed-income investments may not be able or willing to meet interest or principal payments when the payments become due.

• Call Risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in the Fund’s income.

• Market Volatility, Liquidity and Valuation Risk (types of Market Risk)—The risk that volatile or dramatic reductions in trading activity make it difficult for the Fund to properly value its investments and that the Fund may not be able to purchase or sell an investment at an attractive price, if at all.

• Interest Rate Risk (a type of Market Risk)—The risk that increases in interest rates can cause the prices of fixed-income investments to decline. This risk is heightened to the extent the Fund invests in longer duration fixed-income investments and during periods when prevailing interest rates are low or negative. As of the date of this Prospectus, interest rates in the United States and in certain foreign markets are at or near historic lows, which may increase the Fund’s exposure to risks associated with rising interest rates. In general, changing interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility.

• Issuer Risk (often called Financial Risk)—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in

TIAA-CREF Fixed-Income & Real Estate Securities Funds  ■  Prospectus     53

the value of the issuer’s financial instruments over short or extended periods of time.

• Index Risk—The risk that the Fund’s performance may not correspond to its benchmark index for any period of time and may underperform such index or the overall financial market. Additionally, to the extent that the Fund’s investments vary from the composition of its benchmark index, the Fund’s performance could potentially vary from the index’s performance to a greater extent than if the Fund merely attempted to replicate the index.

Please see the non-summary portion of the Prospectus for more detailed information about the risks described above.

Past performance

Performance information is not available for the Fund for the most recently completed calendar year because the Fund is newly operational.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

Portfolio management

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, Inc.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Lijun (Kevin) Chen	James Tsang, CFA
Title:	Director	Director
Experience on Fund:	since 2015	since 2015

Purchase and sale of [Investor] Class shares

[Investor] Class shares are available for purchase through certain financial intermediaries and employee benefit plans. The Fund also offers Institutional, Retirement, Premier and Retail Class shares, which are offered through another prospectus that contains information about their respective eligibility criteria.

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any day that the New York Stock Exchange (“NYSE”) is open for business. Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements.

Tax information

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

54     Prospectus  ■  TIAA-CREF Fixed-Income & Real Estate Securities Funds

Payments to broker-dealers and other financial intermediary compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the financial intermediary for providing investor services. The Fund’s related companies may also pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conﬂict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

TIAA-CREF Fixed-Income & Real Estate Securities Funds  ■  Prospectus     55

Summary information

TIAA-CREF Social Choice Bond Fund

of the TIAA-CREF Funds

Investment objective

The Fund seeks a favorable long-term total return through income and capital appreciation while giving special consideration to certain environmental, social and governance (“ESG”) criteria.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

SHAREHOLDER FEES (fees paid directly from your investment)

[Investor] Class
Maximum sales charge imposed on purchases (percentage of offering price)	X%
Maximum deferred sales charge	X%
Maximum sales charge imposed on reinvested dividends and other distributions	X%
Redemption or exchange fee	X%
Maximum account fee	X%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

[Investor] Class
Management fees	X.XX%
Distribution (Rule 12b-1) fees	X.XX%
Other expenses	X.XX%
Total annual Fund operating expenses	X.XX%
Waivers and expense reimbursements	X.XX%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	X.XX%

56     Prospectus  ■  TIAA-CREF Fixed-Income & Real Estate Securities Funds

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s expense reimbursement agreement will remain in place through [December __, 2016], but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

[Investor] Class
1 year	$	X
3 years	$	XX
5 years	$	XXX
10 years	$	XXX

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended March 31, 2015, the Fund’s portfolio turnover rate was 459% of the average value of its portfolio.

Principal investment strategies

Under normal circumstances, the Fund invests at least 80% of its assets in bonds. For these purposes, bonds include fixed-income securities of all types. The Fund primarily invests in a broad range of investment-grade bonds and fixed-income securities, including, but not limited to, U.S. Government securities, corporate bonds, taxable municipal securities and mortgage-backed or other asset backed-securities. The Fund may also invest in other fixed-income securities, including those of non-investment grade quality. The Fund may invest in fixed-income securities of any duration. As of May 31, 2015, the duration of the Fund’s benchmark index, the Barclays U.S. Aggregate Bond Index, was 5.52 years. For purposes of the 80% investment policy, the term “assets” means net assets, plus the amount of any borrowings for investment purposes.

The Fund is actively managed and does not rely exclusively on rating agencies when making investment decisions. Instead, the Fund’s investment adviser, Teachers Advisors, Inc. (“Advisors”) performs its own credit analysis, paying particular attention to economic trends and other market events. Subject to the

TIAA-CREF Fixed-Income & Real Estate Securities Funds  ■  Prospectus     57

ESG criteria described below, individual securities or sectors are then overweighted or underweighted relative to the Fund’s benchmark index, when Advisors believes that the Fund can take advantage of what appear to be undervalued, overlooked or misunderstood issuers that offer the potential to boost returns above that of the index.

The Fund’s investments in fixed-income securities issued by corporate entities or certain foreign governments are subject to certain ESG criteria. The research vendor currently providing the ESG performance evaluation is MSCI, Inc. (“MSCI”). All corporate issuers must meet or exceed minimum ESG performance standards to be eligible for investment by the Fund. The evaluation process favors companies with leadership in ESG performance relative to their peers. Typically, environmental assessment categories include climate change, natural resource use, waste management and environmental opportunities. Social evaluation categories include human capital, product safety and social opportunities. Governance assessment categories include corporate governance, business ethics and government & public policy. How well companies adhere to international norms and principles and involvement in major ESG controversies (examples of which may relate to the environment, customers, human rights & community, labor rights & supply chain, and governance) are other considerations.

The ESG evaluation process is conducted on an industry-specific basis and involves the identification of key performance indicators, which are given more or less relative weight compared to the broader range of potential assessment categories. Concerns in one area do not automatically eliminate an issuer from being an eligible Fund investment. When ESG concerns exist, the evaluation process gives careful consideration to how companies address the risks and opportunities they face in the context of their sector or industry and relative to their peers. The social and environmental impact of corporate activities related to the production and sale of alcohol, tobacco, military weapons, firearms, nuclear power and gambling products and services are quantified and incorporated into a corporate issuer’s overall ESG performance assessment. While not automatically excluded from the Fund, most corporate issuers involved in these industries are ineligible for inclusion in the Fund due to their poor overall ESG performance. While Advisors may invest in corporate and foreign government issuers that meet these criteria, it is not required to invest in every issuer that meets these criteria. The ESG criteria the Fund takes into consideration are non-fundamental investment policies. Such criteria and the universe of investments that the Fund utilizes may be changed without the approval of the Fund’s shareholders.

The Fund is not restricted from investing in any securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Advisors considers investments in these securities to be consistent with the Fund’s investment and social objectives.

The Fund also invests in certain asset-backed securities, mortgage-backed securities and other securities that represent interests in assets such as pools

58     Prospectus  ■  TIAA-CREF Fixed-Income & Real Estate Securities Funds

of mortgage loans, automobile loans or credit card receivables. These securities are typically issued by legal entities established specifically to hold assets and to issue debt obligations backed by those assets. Asset-backed or mortgage-backed securities are normally created or “sponsored” by banks or other institutions or by certain government-sponsored enterprises such as Fannie Mae or Freddie Mac. Advisors does not take into consideration whether the sponsor of an asset-backed security in which the Fund invests meets the ESG criteria. That is because asset-backed securities represent interests in pools of loans, and not of the ongoing business enterprise of the sponsor. It is therefore possible that the Fund could invest in an asset-backed or mortgage-backed security sponsored by a bank or other financial institution in which the Fund could not invest directly.

The Fund’s investments in mortgage-backed securities can include pass-through securities sold by private, governmental and government-related organizations and collateralized mortgage obligations (“CMOs”). Mortgage pass-through securities are created when mortgages are pooled together and interests in the pool are sold to investors. The cash flow from the underlying mortgages is “passed through” to investors in periodic principal and interest payments. CMOs are obligations that are fully collateralized directly or indirectly by a pool of mortgages from which payments of principal and interest are dedicated to the payment of principal and interest on the CMO.

The Corporate Governance and Social Responsibility Committee (the “CGSR Committee”) of the Board of Trustees of the Trust (“Board of Trustees”) reviews the ESG criteria used to evaluate securities issued by corporate and foreign government issuers held by the Fund and approves the ESG vendor of that service. Advisors seeks to ensure that the Fund’s investments in securities issued by corporate and foreign government issuers are consistent with its ESG criteria, but Advisors cannot guarantee that this will always be the case for every Fund investment issued by a corporate entity or by a foreign government or agency. Consistent with its responsibilities, the CGSR Committee evaluates options for implementing the Fund’s ESG investment criteria and monitors the ESG vendors selected to supply the ESG-eligible universe. Advisors has the right to change the ESG vendor(s) at any time and to add to the number of vendors providing the universe of eligible companies. Investing on the basis of ESG criteria is qualitative and subjective by nature, and there can be no assurance that the ESG criteria utilized by the Fund’s ESG vendor(s) or any judgment exercised by the CGSR Committee or Advisors will reflect the beliefs or values of any particular investor.

Additionally, Advisors invests a portion of the Fund’s assets in fixed-income instruments according to TIAA-CREF’s proprietary Proactive Social Investments (“PSI”) framework. As of March 31, 2015, these investments were 23.5% of the portfolio. These investments provide direct exposure to issuers and/or individual projects with social or environmental benefits. Within this PSI allocation, the Fund seeks opportunities to invest in publicly traded fixed-income securities that finance initiatives in areas including affordable housing, community and

TIAA-CREF Fixed-Income & Real Estate Securities Funds  ■  Prospectus     59

economic development, renewable energy and climate change, and natural resources. These investments will be selected based on the same financial criteria used by Advisors in selecting the Fund’s other fixed-income investments.

The Fund may also use a trading technique called “mortgage rolls” or “dollar rolls” in which the Fund “rolls over” an investment in a mortgage-backed security before its settlement date in exchange for a similar security with a later settlement date.

The Fund may also engage in relative value trading, a strategy in which the Fund reallocates assets across different sectors and maturities. Relative value trading is designed to enhance the Fund’s returns but increases the Fund’s portfolio turnover rate.

The Fund may purchase and sell futures, options, swaps, forwards and other fixed-income derivative instruments to carry out the Fund’s investment strategies. The Fund may also invest in foreign securities, including emerging markets fixed-income securities and non-dollar denominated instruments. Under most circumstances, the Fund’s investments in fixed-income securities of foreign issuers constitute less than 20% of the Fund’s assets.

Principal investment risks

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

• ESG Criteria Risk—The risk that because the Fund’s ESG criteria exclude securities of certain issuers for nonfinancial reasons, the Fund may forgo some market opportunities available to funds that do not use these criteria.

• Interest Rate Risk (a type of Market Risk)—The risk that increases in interest rates can cause the prices of fixed-income investments to decline. This risk is heightened to the extent the Fund invests in longer duration fixed-income investments and during periods when prevailing interest rates are low or negative. As of the date of this Prospectus, interest rates in the United States and in certain foreign markets are at or near historic lows, which may increase the Fund’s exposure to risks associated with rising interest rates. In general, changing interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility.

• Prepayment Risk—The risk that during periods of falling interest rates, borrowers may pay off their mortgage loans sooner than expected, forcing the Fund to reinvest the unanticipated proceeds at lower interest rates and resulting in a decline in income.

• Extension Risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing the Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

60     Prospectus  ■  TIAA-CREF Fixed-Income & Real Estate Securities Funds

• Issuer Risk (often called Financial Risk)—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time.

• Credit Risk (a type of Issuer Risk)—The risk that the issuer of fixed-income investments may not be able or willing to meet interest or principal payments when the payments become due.

• Income Volatility Risk—The risk that the level of current income from a portfolio of fixed-income investments may decline in certain interest rate environments.

• Market Volatility, Liquidity and Valuation Risk (types of Market Risk)—The risk that volatile or dramatic reductions in trading activity make it difficult for the Fund to properly value its investments and that the Fund may not be able to purchase or sell an investment at an attractive price, if at all.

• Fixed-Income Foreign Investment Risk—Investment in fixed-income securities or financial instruments of foreign issuers involves increased risks due to adverse issuer, political, regulatory, currency, market or economic developments. These developments may impact the ability of a foreign debt issuer to make timely and ultimate payments on its debt obligations to the Fund or impair the Fund’s ability to enforce its rights against the foreign debt issuer. These risks are heightened in emerging or developing markets. Foreign investments may also be less liquid and more difficult to value than investments in U.S. issuers.

• Active Management Risk—The risk that Advisors’ strategy, investment selection or trading execution may cause the Fund to underperform relative to the benchmark index or mutual funds with similar investment objectives.

• Call Risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in the Fund’s income.

• Mortgage Roll Risk—The risk that Advisors will not correctly predict mortgage prepayments and interest rates, which will diminish the Fund’s performance.

• Downgrade Risk—The risk that securities are subsequently downgraded should Advisors and/or rating agencies believe the issuer’s business outlook or creditworthiness has deteriorated.

• Non-Investment-Grade Securities Risk—Issuers of non-investment-grade securities, which are usually called “high-yield” or “junk bonds,” are typically in weaker financial health and such securities can be harder to value and sell and their prices can be more volatile than more highly rated securities. While these securities generally have higher rates of interest, they also involve greater risk of default than do securities of a higher-quality rating.

• Illiquid Investments Risk—The risk that illiquid investments may be difficult to sell for their fair market value, if at all, or at any price.

TIAA-CREF Fixed-Income & Real Estate Securities Funds  ■  Prospectus     61

• Derivatives Risk—The risks associated with investing in derivatives may be different and greater than the risks associated with directly investing in the underlying securities and other instruments. The Fund may use futures, options, single name or index credit default swaps, or forwards, and the Fund may also use more complex derivatives such as swaps that might present liquidity, credit and counterparty risk. When investing in derivatives, the Fund may lose more than the principal amount invested.

Please see the non-summary portion of the Prospectus for more detailed information about the risks described above.

Past performance

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Because the Fund only recently began offering [Investor] Class shares, the performance information shown is for the Fund’s existing classes, which would have substantially similar annual returns to the new [Investor] Class because all of the Fund’s classes are invested in the same portfolio of securities with the only difference being that the classes do not have the same expenses. The bar chart shows the annual total returns of the Institutional Class of the Fund, before taxes, in each full calendar year since inception of the Institutional Class. Because the expenses vary across share classes, the performance of the Institutional Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Institutional Class for a calendar quarter during the period covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Institutional, Retirement, Premier and Retail Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2014, and how those returns compare to those of the Fund's benchmark index. After-tax performance is also shown only for Institutional Class shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Institutional Class shares. The performance in the bar charts and table has not been restated to reflect any difference between the existing classes’ expenses and estimated [Investor] Class expenses. Because existing class shares generally are expected to have different expenses than [Investor] Class shares, if the charts below had been restated with [Investor] Class expenses, performance would have differed.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark index listed below is unmanaged, and you cannot invest directly in an index. The returns for the benchmark index reflect no deduction for fees, expenses or taxes.

62     Prospectus  ■  TIAA-CREF Fixed-Income & Real Estate Securities Funds

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

TIAA-CREF Fixed-Income & Real Estate Securities Funds  ■  Prospectus     63

ANNUAL TOTAL RETURNS FOR THE INSTITUTIONAL CLASS SHARES (%)†

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2015, was 0.39%.

Best quarter: 2.80%, for the quarter ended June 30, 2014. Worst quarter: -2.54%, for the quarter ended June 30, 2013.

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2014

	Inception Date	One Year	Since Inception
Institutional Class	9/21/2012
Return Before Taxes		8.80%	3.77%
Return After Taxes on Distributions		7.28%	2.69%
Return After Taxes on Distributions and Sale of
Fund Shares		4.96%	2.40%
Retail Class	9/21/2012
Return Before Taxes		8.47%	3.44%
Retirement Class	9/21/2012
Return Before Taxes		8.53%	3.52%
Premier Class	9/21/2012
Return Before Taxes		8.63%	3.62%
Barclays U.S. Aggregate Bond Index
(reflects no deductions for fees, expenses or taxes)		5.97%	1.91%†
Current performance of the Fund’s shares may be higher or lower than that shown above.
†		Performance is calculated from the inception date of the Institutional Class.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

For the Fund’s most current 30-day yield, please call the Fund at 800 842-2252.

64     Prospectus  ■  TIAA-CREF Fixed-Income & Real Estate Securities Funds

Portfolio management

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, Inc.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Stephen M. Liberatore, CFA	Joseph Higgins, CFA
Title:	Managing Director	Managing Director
Experience on Fund:	since 2012	since 2012

Purchase and sale of [Investor] Class shares

[Investor] Class shares are available for purchase through certain financial intermediaries and employee benefit plans. The Fund also offers Institutional, Retirement, Premier and Retail Class shares, which are offered through another prospectus that contains information about their respective eligibility criteria.

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any day that the New York Stock Exchange (“NYSE”) is open for business. Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements.

Tax information

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

Payments to broker-dealers and other financial intermediary compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the financial intermediary for providing investor services. The Fund’s related companies may also pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conﬂict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

TIAA-CREF Fixed-Income & Real Estate Securities Funds  ■  Prospectus     65

Summary information

TIAA-CREF Tax-Exempt Bond Fund

of the TIAA-CREF Funds

Investment objective

The Fund seeks a high level of current income that is exempt from regular federal income tax.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

SHAREHOLDER FEES (fees paid directly from your investment)

[Investor] Class
Maximum sales charge imposed on purchases (percentage of offering price)	X%
Maximum deferred sales charge	X%
Maximum sales charge imposed on reinvested dividends and other distributions	X%
Redemption or exchange fee	X%
Maximum account fee	X%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

[Investor] Class
Management fees	X.XX%
Distribution (Rule 12b-1) fees	X.XX%
Other expenses	X.XX%
Total annual Fund operating expenses	X.XX%
Waivers and expense reimbursements	X.XX%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	X.XX%

66     Prospectus  ■  TIAA-CREF Fixed-Income & Real Estate Securities Funds

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s expense reimbursement agreement will remain in place through [December __, 2016], but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

[Investor] Class
1 year	$	X
3 years	$	XX
5 years	$	XXX
10 years	$	XXX

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended March 31, 2015, the Fund’s portfolio turnover rate was 155% of the average value of its portfolio.

Principal investment strategies

Under normal circumstances, the Fund invests at least 80% of its assets in tax-exempt bonds, a type of municipal security, the interest on which, in the opinion of the issuer’s bond counsel at the time of issuance, is exempt from federal income tax, including federal alternative minimum tax (“AMT”). The Fund may also invest in other municipal securities including bonds, notes, commercial paper and other instruments (including participation interests in such securities) issued by or on behalf of the states, territories and possessions of the United States (including the District of Columbia) and their political subdivisions, agencies and instrumentalities, the interest on which, in the opinion of bond counsel for the issuers at the time of issuance, is exempt from regular federal income tax (i.e., excludable from gross income for individuals for federal income tax purposes but not necessarily exempt from AMT). Some of these securities may also be exempt from certain state and local income taxes. For purposes of the 80% investment policy, the term “assets” means net assets, plus the amount of any borrowings for investment purposes.

TIAA-CREF Fixed-Income & Real Estate Securities Funds  ■  Prospectus     67

Municipal securities are often issued to raise funds for various public purposes, including the construction of a wide range of public facilities such as bridges, highways, housing, hospitals, mass transportation facilities, schools, streets and public utilities such as water and sewer works.

The Fund may invest in fixed-income securities of any duration. As of May 31, 2015, the duration of the Fund’s benchmark index, the Barclays 10-Year Municipal Bond Index, was 5.97 years.

The Fund may invest up to 20% of its assets in private activity bonds. Private activity bonds are tax-exempt bonds whose proceeds are used to finance private, for-profit organizations. The interest on these securities (including the Fund’s distribution of that interest) may be a preference item for purposes of the AMT. The AMT is a special tax system that ensures that individuals and certain corporations pay at least some federal taxes. Income from securities that are a preference item is included in the computation of the AMT.

The Fund can also invest in other municipal securities, including certificates of participation, municipal leases, municipal obligation components and municipal custody receipts. In addition, the Fund can invest in municipal bonds secured by mortgages on single-family homes and multi-family projects. The Fund’s investments in these securities are subject to prepayment and extension risk. All of the Fund’s assets are dollar-denominated securities.

The Fund may invest up to 20% of its assets in securities rated below investment-grade, or unrated securities of comparable quality which are usually called “junk” bonds. The Fund may purchase and sell futures, options, swaps, forwards and other fixed-income derivative instruments to carry out the Fund’s investment strategies.

The Fund pursues superior returns using historical yield spread and credit analysis to identify and invest in undervalued market sectors and individual securities. The Fund usually sells investments that Teachers Advisors, Inc. (“Advisors”) believes to be overvalued on a relative basis.

Principal investment risks

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

• Interest Rate Risk (a type of Market Risk)—The risk that increases in interest rates can cause the prices of fixed-income investments to decline. This risk is heightened to the extent the Fund invests in longer duration fixed-income investments and during periods when prevailing interest rates are low or negative. As of the date of this Prospectus, interest rates in the United States and in certain foreign markets are at or near historic lows, which may increase the Fund’s exposure to risks associated with rising interest rates. In general, changing interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility.

68     Prospectus  ■  TIAA-CREF Fixed-Income & Real Estate Securities Funds

• Issuer Risk (often called Financial Risk)—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time.

• Credit Risk (a type of Issuer Risk)—The risk that the issuer of fixed-income investments may not be able or willing to meet interest or principal payments when the payments become due.

• State and Municipal Investment Risk—Because the Fund invests significantly in tax-exempt bonds and other municipal securities, events affecting states and municipalities may adversely affect the Fund’s investments and its performance. These events may include severe financial difficulties and continued budget deficits, economic or political policy changes, tax base erosion, state constitutional limits on tax increases, and changes in the credit ratings assigned to state and municipal issuers of debt instruments.

• Market Volatility, Liquidity and Valuation Risk (types of Market Risk)—The risk that volatile or dramatic reductions in trading activity make it difficult for the Fund to properly value its investments and that the Fund may not be able to purchase or sell an investment at an attractive price, if at all.

• Income Volatility Risk—The risk that the level of current income from a portfolio of fixed-income investments may decline in certain interest rate environments.

• Illiquid Investments Risk—The risk that illiquid investments may be difficult to sell for their fair market value, if at all, or at any price.

• Active Management Risk—The risk that Advisors’ strategy, investment selection or trading execution may cause the Fund to underperform relative to the benchmark index or mutual funds with similar investment objectives.

• Call Risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in the Fund’s income.

• Non-Investment-Grade Securities Risk—Issuers of non-investment-grade securities, which are usually called “high-yield” or “junk bonds,” are typically in weaker financial health and such securities can be harder to value and sell and their prices can be more volatile than more highly rated securities. While these securities generally have higher rates of interest, they also involve greater risk of default than do securities of a higher-quality rating.

• Derivatives Risk—The risks associated with investing in derivatives may be different and greater than the risks associated with directly investing in the underlying securities and other instruments. The Fund may use futures, options, single name or index credit default swaps, or forwards, and the Fund may also use more complex derivatives such as swaps that might present liquidity, credit and counterparty risk. When investing in derivatives, the Fund may lose more than the principal amount invested.

TIAA-CREF Fixed-Income & Real Estate Securities Funds  ■  Prospectus     69

Please see the non-summary portion of the Prospectus for more detailed information about the risks described above.

Past performance

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Because the Fund only recently began offering [Investor] Class shares, the performance information shown is for the Fund’s existing classes, which would have substantially similar annual returns to the new [Investor] Class because all of the Fund’s classes are invested in the same portfolio of securities with the only difference being that the classes do not have the same expenses. The bar chart shows the annual total returns of the Institutional Class of the Fund, before taxes, in each full calendar year since inception of the Institutional Class. Because the expenses vary across share classes, the performance of the Institutional Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Institutional Class for a calendar quarter during the period covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Institutional and Retail Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2014, and how those returns compare to those of the Fund's benchmark index. After-tax performance is also shown only for Institutional Class shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Institutional Class shares. The performance in the bar charts and table has not been restated to reflect any difference between the existing classes’ expenses and estimated [Investor] Class expenses. Because existing class shares generally are expected to have different expenses than [Investor] Class shares, if the charts below had been restated with [Investor] Class expenses, performance would have differed.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark index listed below is unmanaged, and you cannot invest directly in an index. The returns for the benchmark index reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

70     Prospectus  ■  TIAA-CREF Fixed-Income & Real Estate Securities Funds

ANNUAL TOTAL RETURNS FOR THE INSTITUTIONAL CLASS SHARES (%)†

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2015, was 0.09%.

Best quarter: 6.48%, for the quarter ended September 30, 2009. Worst quarter: -4.78%, for the quarter ended December 31, 2010.

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2014

	Inception Date	One Year	Five Years	Since Inception
Institutional Class	3/31/2006
Return Before Taxes		6.98%	4.50%	4.60%
Return After Taxes on Distributions		6.62%	4.32%	4.49%
Return After Taxes on Distributions and Sale of
Fund Shares		5.03%	4.15%	4.32%
Retail Class	3/31/2006
Return Before Taxes		6.67%	4.27%	4.43%
Barclays 10-Year Municipal Bond Index
(reflects no deductions for fees, expenses or taxes)		8.72%	5.61%	5.53%†
Current performance of the Fund’s shares may be higher or lower than that shown above.
†		Performance is calculated from the inception date of the Institutional Class.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

For the Fund’s most current 30-day yield, please call the Fund at 800 842-2252.

Portfolio management

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, Inc.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

TIAA-CREF Fixed-Income & Real Estate Securities Funds  ■  Prospectus     71

Name:	Barnet Sherman	Joel Levy
Title:	Director	Director
Experience on Fund:	since 2010	since 2015

Purchase and sale of [Investor] Class shares

[Investor] Class shares are available for purchase through certain financial intermediaries and employee benefit plans. The Fund also offers Institutional and Retail Class shares, which are offered through another prospectus that contains information about their respective eligibility criteria.

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any day that the New York Stock Exchange (“NYSE”) is open for business. Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements.

Tax information

The Fund intends to make distributions to shareholders that may be tax-exempt income, taxable ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year.

Payments to broker-dealers and other financial intermediary compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the financial intermediary for providing investor services. The Fund’s related companies may also pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conﬂict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

72     Prospectus  ■  TIAA-CREF Fixed-Income & Real Estate Securities Funds

Summary information

TIAA-CREF Money Market Fund

of the TIAA-CREF Funds

Investment objective

The Fund seeks high current income consistent with maintaining liquidity and preserving capital.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

SHAREHOLDER FEES (fees paid directly from your investment)

[Investor] Class
Maximum sales charge imposed on purchases (percentage of offering price)	X%
Maximum deferred sales charge	X%
Maximum sales charge imposed on reinvested dividends and other distributions	X%
Redemption or exchange fee	X%
Maximum account fee	X%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

[Investor] Class
Management fees	X.XX%
Distribution (Rule 12b-1) fees	X.XX%
Other expenses	X.XX%
Total annual Fund operating expenses	X.XX%
Waivers and expense reimbursements	X.XX%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	X.XX%

TIAA-CREF Fixed-Income & Real Estate Securities Funds  ■  Prospectus     73

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s expense reimbursement agreement will remain in place through [December __, 2016], but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

[Investor] Class
1 year	$	X
3 years	$	XX
5 years	$	XXX
10 years	$	XXX

Principal investment strategies

The Fund invests in high-quality, short-term money market instruments. Generally, the Fund seeks to maintain a share value of $1.00 per share. The Fund’s investments will be made in accordance with the applicable rules governing the quality, maturity and diversification of securities and other instruments held by money market funds.

The Fund invests in debt obligations with a remaining maturity of 397 days or less, such as:

(1) Commercial paper (short-term “IOUs” issued by corporations and others) or variable-rate, floating-rate or variable-amount securities of domestic or foreign companies;

(2) Obligations of commercial banks, savings banks, savings and loan associations, and foreign banks whose latest annual financial statements show more than $1 billion in assets. These include certificates of deposit, time deposits, bankers’ acceptances and other short-term debt;

(3) Securities issued by, or whose principal and interest are guaranteed by, the U.S. Government or one of its agencies or instrumentalities;

(4) Other debt obligations issued by domestic or foreign companies;

(5) Repurchase agreements involving securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, or involving certificates of deposit, commercial paper or bankers’ acceptances;

(6) Obligations issued or guaranteed by foreign governments or their political subdivisions, agencies or instrumentalities; and/or

74     Prospectus  ■  TIAA-CREF Fixed-Income & Real Estate Securities Funds

(7) Obligations of international organizations (and related government agencies) designated or supported by U.S. or foreign government agencies to promote economic development or international banking.

The Fund maintains a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life to maturity of 120 days or less. The Fund’s investment adviser, Teachers Advisors, Inc. (“Advisors”), limits the Fund’s investments to securities that present minimal credit risk and are rated in the highest rating categories for short-term instruments. The Fund will only purchase money market instruments that at the time of purchase are “First Tier Securities,” that is, instruments rated within the highest short-term rating category by at least two nationally recognized statistical rating organizations (“NRSROs”), or rated within the highest short-term rating category by one NRSRO if it is the only NRSRO to have issued a rating for the security, or unrated securities of comparable quality or “Government Securities” as such term is defined by the applicable rules governing money market funds. The Fund can also invest up to 30% of its assets in money market and debt instruments of foreign issuers denominated in U.S. dollars.

The above list of investments is not exclusive and the Fund may make other investments consistent with its investment objective and policies.

Principal investment risks

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

• Current Income Risk—The risk that the income the Money Market Fund receives may fall as a result of a decline in interest rates. In a low or negative interest rate environment, the Fund may not be able to achieve a positive or zero yield or maintain a stable net asset value of $1.00 per share.

• Issuer Risk (often called Financial Risk)—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time.

• Credit Risk (a type of Issuer Risk)—The risk that the issuer of fixed-income investments may not be able or willing to meet interest or principal payments when the payments become due.

• Market Volatility, Liquidity and Valuation Risk (types of Market Risk)—The risk that volatile or dramatic reductions in trading activity make it difficult for the Fund to properly value its investments and that the Fund may not be able to purchase or sell an investment at an attractive price, if at all.

• Income Volatility Risk—The risk that the level of current income from a portfolio of fixed-income investments may decline in certain interest rate environments.

TIAA-CREF Fixed-Income & Real Estate Securities Funds  ■  Prospectus     75

• Interest Rate Risk (a type of Market Risk)—The risk that increases in interest rates can cause the prices of fixed-income investments to decline. This risk is heightened to the extent the Fund invests in longer duration fixed-income investments and during periods when prevailing interest rates are low or negative. As of the date of this Prospectus, interest rates in the United States and in certain foreign markets are at or near historic lows, which may increase the Fund’s exposure to risks associated with rising interest rates. In general, changing interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility.

• Fixed-Income Foreign Investment Risk—Investment in fixed-income securities or financial instruments of foreign issuers involves increased risks due to adverse issuer, political, regulatory, currency, market or economic developments. These developments may impact the ability of a foreign debt issuer to make timely and ultimate payments on its debt obligations to the Fund or impair the Fund’s ability to enforce its rights against the foreign debt issuer. These risks are heightened in emerging or developing markets. Foreign investments may also be less liquid and more difficult to value than investments in U.S. issuers.

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Please see the non-summary portion of the Prospectus for more detailed information about the risks described above.

Past performance

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Because the Fund only recently began offering [Investor] Class shares, the performance information shown is for the Fund’s existing classes, which would have substantially similar annual returns to the new [Investor] Class because all of the Fund’s classes are invested in the same portfolio of securities with the only difference being that the classes do not have the same expenses. The bar chart shows the annual total returns of the Institutional Class of the Fund, before taxes, in each full calendar year for the last ten years. Because the expenses vary across share classes, the performance of the Institutional Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Institutional Class for a calendar quarter during the period covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Institutional, Retirement, Premier and Retail Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2014, and how those returns compare to those of the Fund's peer group average. The performance in the bar charts and table has not been restated to reflect any difference between the existing classes’ expenses and estimated [Investor] Class expenses. Because existing class

76     Prospectus  ■  TIAA-CREF Fixed-Income & Real Estate Securities Funds

shares generally are expected to have different expenses than [Investor] Class shares, if the charts below had been restated with [Investor] Class expenses, performance would have differed.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The peer group average listed below is unmanaged, and you cannot invest directly in the peer group average. The returns for the peer group average reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE INSTITUTIONAL CLASS SHARES (%)†

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2015, was 0.00%.

Best quarter: 1.33%, for the quarter ended December 31, 2006. Worst quarter: 0.00%, for the quarter ended September 30, 2011.

TIAA-CREF Fixed-Income & Real Estate Securities Funds  ■  Prospectus     77

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2014

	Inception Date	One Year	Five Years	Ten Years
Institutional Class	7/1/1999
Return Before Taxes†		0.00%	0.04%	1.68%
Retail Class	3/31/2006
Return Before Taxes†		0.00%	0.00%	1.63	%*
Retirement Class	3/31/2006
Return Before Taxes†		0.00%	0.00%	1.57	%*
Premier Class	9/30/2009
Return Before Taxes†		0.00%	0.00%	1.66	%*
iMoneyNet Money Fund Averages™—All Taxable		0.01%	0.02%	1.40%
Current performance of the Fund’s shares may be higher or lower than that shown above.
*

The performance shown for the Retail, Retirement and Premier Classes that is prior to their inception date is based on performance of the Fund’s Institutional Class. The performance for these periods has not been restated to reflect higher expenses of the Retail, Retirement and Premier Classes. If those expenses had been reflected, the performance would have been lower.

†

Beginning August 27, 2013, part or all of the investment management fees of the Institutional, Retail, Retirement and Premier Classes are being voluntarily waived. In addition, the Fund’s adviser is reimbursing certain other Fund expenses. Beginning January 1, 2013, part or all of the 12b-1 distribution expenses of the Retail Class are being waived. Prior to that, beginning August 18, 2009 part or all of the 12b-1 distribution expenses were not being reimbursed to the Fund’s distributor. Also, beginning August 18, 2009 part or all of the service fees of the Retirement Class are being voluntarily waived. Beginning October 1, 2009, part or all of the 12b-1 distribution expenses of the Premier Class are being voluntarily waived. Without these changes, the 7-day current and effective net annualized yields and total returns for the Fund would have been lower. The suspension of reimbursements and the addition of waivers are voluntary and may be discontinued at any time without notice.

For the Fund’s most current 7-day yield, please call the Fund at 800 842-2252.

Portfolio management

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, Inc.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Michael Ferraro, CFA	Joseph Rolston
Title:	Director	Director
Experience on Fund:	since 1999	since 2011

Purchase and sale of [Investor] Class shares

[Investor] Class shares are available for purchase through certain financial intermediaries and employee benefit plans. The Fund also offers Institutional, Retirement, Premier and Retail Class shares, which are offered through another prospectus that contains information about their respective eligibility criteria.

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any day that the New York Stock Exchange (“NYSE”) is

78     Prospectus  ■  TIAA-CREF Fixed-Income & Real Estate Securities Funds

open for business. Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements.

Tax information

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

Payments to broker-dealers and other financial intermediary compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the financial intermediary for providing investor services. The Fund’s related companies may also pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conﬂict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

TIAA-CREF Fixed-Income & Real Estate Securities Funds  ■  Prospectus     79

Summary information

TIAA-CREF Real Estate Securities Fund

of the TIAA-CREF Funds

Investment objective

The Fund seeks to obtain a favorable long-term total return through both capital appreciation and current income, by investing primarily in equity securities of companies principally engaged in or related to the real estate industry.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

SHAREHOLDER FEES (fees paid directly from your investment)

[Investor] Class
Maximum sales charge imposed on purchases (percentage of offering price)	X%
Maximum deferred sales charge	X%
Maximum sales charge imposed on reinvested dividends and other distributions	X%
Redemption or exchange fee	X%
Maximum account fee	X%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

[Investor] Class
Management fees	X.XX%
Distribution (Rule 12b-1) fees	X.XX%
Other expenses	X.XX%
Total annual Fund operating expenses	X.XX%
Waivers and expense reimbursements	X.XX%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	X.XX%

80     Prospectus  ■  TIAA-CREF Fixed-Income & Real Estate Securities Funds

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s expense reimbursement agreement will remain in place through [December __, 2016], but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

[Investor] Class
1 year	$	X
3 years	$	XX
5 years	$	XXX
10 years	$	XXX

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended March 31, 2015, the Fund’s portfolio turnover rate was 29% of the average value of its portfolio.

Principal investment strategies

Under normal circumstances, the Fund invests at least 80% of its assets in the securities of companies that are principally engaged in or related to the real estate industry (“real estate securities”), including those that own significant real estate assets, such as real estate investment trusts (“REITs”). The Fund will invest primarily in equity securities of such companies. The Fund is actively managed using a research-oriented process with a focus on cash flows, asset values and Teachers Advisors, Inc.’s (“Advisors”) belief in management’s ability to increase shareholder value. The Fund does not invest directly in real estate. The Fund concentrates its investments in the real estate industry. From time to time, the Fund may also invest in debt securities of companies principally engaged in or related to the real estate industry. For purposes of the 80% investment policy, the term “assets” means net assets, plus the amount of any borrowings for investment purposes.

An issuer is principally “engaged in” or principally “related to” the real estate industry if at least 50% of its assets, gross income or net profits are attributable

TIAA-CREF Fixed-Income & Real Estate Securities Funds  ■  Prospectus     81

to ownership, construction, management or sale of residential, commercial or industrial real estate, or to products or services related to the real estate industry. The Fund typically invests in securities issued by equity REITs (which directly own real estate), mortgage REITs (which make short-term construction or real estate development loans or invest in long-term mortgages or mortgage pools), real estate brokers and developers, homebuilders, companies that manage real estate and companies that own substantial amounts of real estate. Businesses related to the real estate industry include manufacturers and distributors of building supplies and financial institutions that make or service mortgage loans.

The Fund also may invest up to 15% of its assets in real estate securities of foreign issuers and up to 20% of its assets in equity (including preferred stock) and debt securities of issuers that are not engaged in or related to the real estate industry. The benchmark index for the Fund is the FTSE NAREIT All Equity REITs Index.

Principal investment risks

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

• Real Estate Investing Risk—As a result of the Fund’s investment objective, the Fund is subject to all of the risks associated with the ownership of real estate. These risks include, among others, declines in the value of real estate, negative changes in the climate for real estate, risks related to general and local economic conditions, decreases in property revenues, increases in prevailing interest rates, property taxes and operating expenses, changes in zoning laws and costs resulting from the cleanup of environmental problems.

• Active Management Risk—The risk that Advisors’ strategy, investment selection or trading execution may cause the Fund to underperform relative to the benchmark index or mutual funds with similar investment objectives.

• Market Risk—The risk that market prices of portfolio investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions. Market risk may affect a single issuer, industry or sector of the economy, or it may affect the market as a whole.

• Foreign Investment Risk—Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from financial instruments of U.S. issuers. This risk may be heightened in emerging or developing markets. Foreign investments may also be less liquid and more difficult to value than investments in U.S. issuers.

82     Prospectus  ■  TIAA-CREF Fixed-Income & Real Estate Securities Funds

• Issuer Risk (often called Financial Risk)—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time.

• Industry Concentration Risk—Because the Fund concentrates its investments in only one industry and holds securities of relatively few issuers, the value of its portfolio is likely to experience greater fluctuations and may be subject to greater risk than those of other funds.

• Mid-Cap Risk—The risk that the stocks of mid-capitalization companies often experience greater price volatility, lower trading volume and less liquidity than the stocks of larger, more established companies.

• Small-Cap Risk—The risk that the stocks of small-capitalization companies often experience greater price volatility than large- or mid-sized companies because small-cap companies are often newer or less established than larger companies and are likely to have more limited resources, products and markets. Securities of small-cap companies are often less liquid than securities of larger companies as a result of there being a smaller market for their securities.

Please see the non-summary portion of the Prospectus for more detailed information about the risks described above.

Past performance

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Because the Fund only recently began offering [Investor] Class shares, the performance information shown is for the Fund’s existing classes, which would have substantially similar annual returns to the new [Investor] Class because all of the Fund’s classes are invested in the same portfolio of securities with the only difference being that the classes do not have the same expenses. The bar chart shows the annual total returns of the Institutional Class of the Fund, before taxes, in each full calendar year for the last ten years. Because the expenses vary across share classes, the performance of the Institutional Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Institutional Class for a calendar quarter during the period covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Institutional, Retirement, Premier and Retail Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2014, and how those returns compare to those of the Fund's benchmark index. After-tax performance is also shown only for Institutional Class shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Institutional Class shares. The performance in the bar charts and table has not been restated to reflect any difference between the existing classes’ expenses and estimated [Investor] Class expenses. Because existing class shares generally are expected to have

TIAA-CREF Fixed-Income & Real Estate Securities Funds  ■  Prospectus     83

different expenses than [Investor] Class shares, if the charts below had been restated with [Investor] Class expenses, performance would have differed.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark index listed below is unmanaged, and you cannot invest directly in an index. The returns for the benchmark index reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE INSTITUTIONAL CLASS SHARES (%)†

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2015, was -4.55%.

Best quarter: 31.84%, for the quarter ended September 30, 2009. Worst quarter: -37.54%, for the quarter ended December 31, 2008.

84     Prospectus  ■  TIAA-CREF Fixed-Income & Real Estate Securities Funds

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2014

	Inception Date	One Year	Five Years	Ten Years
Institutional Class	10/1/2002
Return Before Taxes		28.13%	16.92%	7.11%
Return After Taxes on Distributions		26.63%	15.94%	5.40%
Return After Taxes on Distributions and Sale of
Fund Shares		16.28%	13.27%	5.06%
Retail Class	10/1/2002
Return Before Taxes		27.83%	16.56%	6.91%
Retirement Class	10/1/2002
Return Before Taxes		27.88%	16.62%	6.89%
Premier Class	9/30/2009
Return Before Taxes		28.03%	16.73%	7.03%*
FTSE NAREIT All Equity REITs Index
(reflects no deductions for fees, expenses or taxes)		28.03%	16.91%	8.32%
Current performance of the Fund’s shares may be higher or lower than that shown above.
*

The performance shown for the Premier Class that is prior to its inception date is based on performance of the Fund’s Institutional Class. The performance for these periods has not been restated to reflect higher expenses of the Premier Class. If those expenses had been reflected, the performance would have been lower.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

Portfolio management

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, Inc.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	David Copp	Brendan W. Lee
Title:	Managing Director	Director
Experience on Fund:	since 2005	since 2006

Purchase and sale of [Investor] Class shares

[Investor] Class shares are available for purchase through certain financial intermediaries and employee benefit plans. The Fund also offers Institutional, Retirement, Premier and Retail Class shares, which are offered through another prospectus that contains information about their respective eligibility criteria.

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any day that the New York Stock Exchange (“NYSE”) is

TIAA-CREF Fixed-Income & Real Estate Securities Funds  ■  Prospectus     85

open for business. Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements.

Tax information

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

Payments to broker-dealers and other financial intermediary compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the financial intermediary for providing investor services. The Fund’s related companies may also pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conﬂict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Additional information about investment strategies and risks

Additional information about the Funds

This Prospectus describes the Funds and their investment objectives, principal investment strategies and restrictions and principal investment risks. An investor should consider whether the Funds are an appropriate investment. The investment objective of the Funds and their non-fundamental investment restrictions may be changed by the Board of Trustees without shareholder approval. Certain investment restrictions described in the Funds’ Statement of Additional Information (“SAI”) are fundamental and may only be changed with shareholder approval.

As noted in the “Principal investment strategies” section of these Prospectuses, some Funds may have a policy of normally investing at least 80% of their assets (net assets, plus the amount of any borrowings for investment purposes) in the type of securities suggested by their names. Shareholders will receive at least 60 days’ prior written notice before changes are made to this 80% policy.

The ESG criteria utilized by the Social Choice Bond Fund evaluates corporate and certain foreign government issuers of fixed-income securities in connection with certain environmental, social and governance assessment categories. Examples of environmental assessment categories are: management systems,

86     Prospectus  ■  TIAA-CREF Fixed-Income & Real Estate Securities Funds

types of products and services produced, natural resource use, effect on climate change and waste and emissions. Social evaluation categories include the treatment of employees and suppliers and dealings with the community and society at large. Governance assessment categories include governance structure, business ethics, transparency and reporting and response to shareholder resolutions. The Fund has the right to change the ESG vendor(s) at any time and to change the number of vendors providing this service.

The Funds may use an investment strategy called “mortgage rolls” (also referred to as “dollar rolls”), in which a Fund sells securities for delivery in the current month and simultaneously contracts with a counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund would benefit to the extent of any price received for the securities sold and the lower forward price for the future purchase (often referred to as the “drop”) plus the interest earned on the short-term investment awaiting the settlement date of the forward purchase. If such benefits exceed the income and gain or loss due to mortgage repayments that would have been realized on the securities sold as part of the mortgage roll, the use of this technique will enhance the investment performance of the Fund compared with what such performance would have been without the use of mortgage rolls. Realizing benefits from the use of mortgage rolls depends upon the ability of Advisors to correctly predict mortgage prepayments and interest rates.

Advisors may, for temporary defensive purposes, invest some or all of the Funds’ assets in cash, money market instruments or conventional bonds (i.e., non-inflation-linked), although Advisors is not obligated to do so. In doing so, the Funds may be successful in reducing market losses but may otherwise not achieve their investment objectives.

The use of a particular index as a Fund’s benchmark index is not a fundamental policy and can be changed by the Board of Trustees without shareholder approval. The Fund will notify you before such a change is made.

The Funds are not appropriate for market timing. You should not invest in the Funds if you are a market timer.

There can be no assurances that a Fund will achieve its investment objective and investors should not consider an investment in any one Fund to be a complete investment program.

Investors should be aware that investments made by a Fund and the results achieved by it at any given time are not expected to be the same as those made by other mutual funds for which Advisors acts as an investment adviser, including mutual funds with names, investment objectives and policies similar to those of the Funds.

Please see the Glossary toward the end of this Prospectus for certain defined terms used in this Prospectus.

TIAA-CREF Fixed-Income & Real Estate Securities Funds  ■  Prospectus     87

Additional information on principal investment risks of the Funds

The value of a Fund may increase or decrease as a result of its investments in fixed-income securities. More specifically, a Fund typically is subject to the following principal investment risks:

• Interest Rate Risk (a type of Market Risk)—The risk that the value or yield of fixed-income investments may decline if interest rates change. In general, when prevailing interest rates decline, the market values of outstanding fixed-income investments (particularly those paying a fixed rate of interest) tend to increase while yields on similar newly issued fixed-income investments tend to decrease, which could adversely affect a Fund’s income. Conversely, when prevailing interest rates increase, the market values of outstanding fixed-income investments (particularly those paying a fixed rate of interest) tend to decline while yields on similar newly issued fixed-income investments tend to increase. If a fixed-income investment pays a floating or variable rate of interest, changes in prevailing interest rates may increase or decrease the investment’s yield. Fixed-income investments with longer durations tend to be more sensitive to interest rate changes than shorter-term investments. Interest rate risk is generally heightened during periods when prevailing interest rates are low or negative. During periods of very low or negative interest rates, a Fund may not be able to maintain positive returns. As of the date of this Prospectus, interest rates in the United States and in certain foreign markets are at or near historic lows, which may increase a Fund’s exposure to risks associated with rising interest rates. In general, changing interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility.

• Credit Risk (a type of Issuer Risk)—The risk that a decline in an issuer’s financial position may prevent it from making principal and interest payments on fixed-income investments when due. Credit risk relates to the possibility that the issuer could default on its obligations, thereby causing a Fund to lose its investment. Credit risk is heightened in times of market turmoil when perceptions of an issuer’s credit risk can quickly change and even large, well-established issuers and/or governments may deteriorate rapidly with little or no warning. Credit risk is also heightened in the case of investments in lower-rated, high-yield fixed-income securities because their issuers are typically in weak financial health and their ability to pay interest and principal is uncertain. Compared to issuers of investment-grade securities, issuers of lower-rated, high-yield fixed-income investments are more likely to encounter financial difficulties and to be materially affected by such difficulties. High-yield securities may also be relatively more illiquid; therefore, they may be more difficult to purchase or sell than more highly rated securities.

• Income Volatility Risk—Income volatility refers to the degree and speed with which changes in prevailing market interest rates diminish the level of

88     Prospectus  ■  TIAA-CREF Fixed-Income & Real Estate Securities Funds

current income from a portfolio of fixed-income securities. The risk of income volatility is that the level of current income from a portfolio of fixed-income securities may decline in certain interest rate environments.

• Market Volatility, Liquidity and Valuation Risk (types of Market Risk)—Trading activity in fixed-income investments in which a Fund invests may be dramatically reduced or cease at any time, whether due to general market turmoil, a reduction in dealer capacity, problems experienced by a single company or a market sector or other factors. In such cases, it may be difficult for a Fund to properly value assets represented by such investments. In addition, a Fund may not be able to purchase or sell a security at a price deemed to be attractive, if at all. Further, an increase in interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain Fund investments, adversely affect values, and increase the Fund’s costs. If dealer capacity in fixed-income markets is insufficient for market conditions, this has the potential to further inhibit liquidity and increase volatility in the fixed-income markets.

• Issuer Risk (often called Financial Risk)—The risk that the issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time. In times of market turmoil, perceptions of an issuer’s credit risk can quickly change and even large, well-established issuers may deteriorate rapidly with little or no warning.

• Fixed-Income Foreign Investment Risk—Foreign investments, which may include fixed-income securities of foreign issuers, or securities or contracts payable or denominated in non-U.S. currencies, can involve special risks that arise from one or more of the following events or circumstances: (1) changes in currency exchange rates; (2) possible imposition of market controls or currency exchange controls; (3) possible imposition of withholding taxes on dividends and interest; (4) possible seizure, expropriation or nationalization of assets; (5) more limited foreign financial information about the foreign debt issuer or difficulties interpreting it because of foreign regulations and accounting standards; (6) lower liquidity and higher volatility in some foreign markets; (7) the impact of political, social or diplomatic events; (8) economic sanctions or other measures by the United States or other governments; (9) the difficulty of evaluating some foreign economic trends; and (10) the possibility that a foreign government could restrict an issuer from paying principal and interest on its debt obligations to investors outside the country. It may also be difficult to use foreign laws and courts to force a foreign issuer to make principal and interest payments on its debt obligations. In addition, the cost of servicing external debt will also generally be adversely affected by rising international interest rates because many external debt obligations bear interest at rates which are adjusted based upon international interest rates.

TIAA-CREF Fixed-Income & Real Estate Securities Funds  ■  Prospectus     89

The risks described above often increase in countries with emerging markets. For example, the ability of a foreign sovereign issuer, especially in an emerging market country, to make timely and ultimate payments on its debt obligations may be strongly influenced by the issuer’s balance of payments, including export performance, its access to international credit and investments, fluctuations of interest rates and the extent of its foreign reserves. If a deterioration occurs in the foreign country’s balance of payments, it could impose temporary restrictions on foreign capital remittances. In addition, there is a risk of restructuring certain foreign debt obligations that could reduce and reschedule interest and principal payments.

• Active Management Risk—In the case of actively managed Funds, the risk that the performance of a Fund, which is actively managed, reflects in part the ability of Advisors to make active investment, strategic or trading decisions that are suited to achieving the Fund’s investment objective. As a result of strategy, investment selection or trading execution, a Fund could underperform its benchmark or other mutual funds with similar investment objectives.

• Call Risk—The risk that an issuer will redeem a fixed-income investment prior to maturity. This often happens when prevailing interest rates are lower than the rate specified for the fixed-income investment. If a fixed-income investment is called early, a Fund may not be able to benefit fully from the increase in value that other fixed-income investments experience when interest rates decline. Additionally, a Fund would likely have to reinvest the payoff proceeds at current yields, which are likely to be lower than the fixed-income investment in which the Fund originally invested, resulting in a decline in income.

• Derivatives Risk—The risks associated with investing in derivatives may be different and greater than the risks associated with directly investing in the underlying securities and other instruments. Derivatives such as swaps are subject to risks such as liquidity risk, interest rate risk, market risk, and credit risk. These derivatives involve the risk of mispricing or improper valuation and the risk that the prices of certain options, futures, swaps (including credit default swaps), forwards and other types of derivative instruments, and their prices, may not correlate perfectly with the prices or performance of the underlying security, currency, rate, index or other asset. Certain derivatives present the risk of default by the other party to the contract, and some derivatives are, or may suddenly become, illiquid. Some of these risks exist for futures and options which may trade on established markets. Unanticipated changes in interest rates, securities prices or currency exchange rates may result in poorer overall performance of a Fund than if it had not entered into derivatives transactions. The potential for loss as a result of investing in derivatives, and the speed at which such losses can be realized, may be greater than investing directly in the underlying security or other instrument. Derivative investments can create leverage by

90     Prospectus  ■  TIAA-CREF Fixed-Income & Real Estate Securities Funds

magnifying investment losses or gains, and a Fund could lose more than the amount invested.

• Non-Investment-Grade Securities Risk—Issuers of non-investment-grade securities, which are usually called “high-yield” or “junk bonds,” are typically in weaker financial health and such securities can be harder to value and sell and their prices can be more volatile than more highly rated securities. While these securities generally have higher rates of interest, they also involve greater risk of default than do securities of a higher-quality rating.

• Illiquid Investments Risk—The risk that illiquid investments may be difficult to sell for their fair market value, if at all, or at any price. Securities that are liquid at the time of purchase may subsequently become illiquid due to events such as adverse developments for an issuer, industry-specific developments, market events, rising interest rates, changing economic conditions or investor perceptions and geopolitical risk.

• Prepayment Risk—The risk that during periods of falling interest rates, borrowers may pay off their mortgage loans sooner than expected, forcing a Fund to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in income. These risks are normally present in mortgage-backed securities and other asset-backed securities. For example, homeowners have the option to prepay their mortgages. Therefore, the duration of a security backed by home mortgages can shorten depending on homeowner prepayment activity. A rise in the prepayment rate and the resulting decline in duration of fixed-income securities held by a Fund can result in losses to investors in the Fund.

• Extension Risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing a Fund from reinvesting principal proceeds at higher interest rates, resulting in less income than potentially available. These risks are normally present in mortgage-backed securities and other asset-backed securities. For example, homeowners have the option to prepay their mortgages. Therefore, the duration of a security backed by home mortgages can lengthen depending on homeowner prepayment activity. A decline in the prepayment rate and the resulting increase in duration of fixed-income securities held by a Fund can result in losses to investors in the Fund.

• Downgrade Risk—The risk that securities are subsequently downgraded should Advisors and/or rating agencies believe the issuer’s business outlook or creditworthiness has deteriorated. If this occurs, the values of these investments may decline, or it may affect the issuer’s ability to raise additional capital for operational or financial purposes and increase the chance of default, as a downgrade may be seen in the financial markets as a signal of an issuer’s deteriorating financial position.

• Mortgage Roll Risk—The risk that Advisors will not correctly predict mortgage prepayments and interest rates, which will diminish the investment

TIAA-CREF Fixed-Income & Real Estate Securities Funds  ■  Prospectus     91

performance of a Fund compared with what such performance would have been without the use of the strategy.

• Emerging Markets Risk—The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their financial markets may be very small, share prices of financial instruments in emerging markets countries may be volatile and difficult to determine. Financial instruments of issuers in these countries may be less liquid than those of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many emerging markets countries.

• Index Risk—The risk that the performance of the Bond Index Fund and Short-Term Bond Index Fund may not correspond to, or may underperform, its benchmark index for any period of time. Although the Fund attempts to use the investment performance of its respective index as a baseline, it may not duplicate the exact composition of that index. In addition, unlike a mutual fund, the returns of an index are not reduced by investment and other operating expenses, and therefore, the ability of an indexed fund to match the performance of its index is adversely affected by the costs of buying and selling investments as well as other expenses. Therefore, no indexed funds can guarantee that its performance will match or exceed its index for any period of time.

• Special Risks Relating to Inflation-Indexed Bonds—The risk that market values of inflation-indexed investments held by the Inflation-Linked Bond Fund may be adversely affected by a number of factors, including changes in the market’s inflation expectations, changes in real rates of interest or declines in inflation (or deflation). There is a risk that interest payments in inflation-indexed investments may fall because of a decline in inflation (or deflation). In addition, the CPI-U may not accurately reflect the true rate of inflation. If the market perceives that any of these events have occurred, then the market value of those investments could be adversely affected.

• Current Income Risk—The risk that the income the Money Market Fund receives may fall as a result of a decline in interest rates. In a low or negative interest rate environment, the Fund may not be able to achieve a positive or zero yield or maintain a stable net asset value of $1.00 per share.

• ESG Criteria Risk—The risk that because the Social Choice Bond Fund’s ESG criteria exclude securities of certain issuers for nonfinancial reasons, the Fund may forgo some market opportunities available to funds that do not use these criteria.

• State and Municipal Investment Risk—Because the Tax-Exempt Bond Fund invests heavily in tax-exempt bonds and other municipal securities and financial instruments, events affecting states and municipalities may adversely affect the Fund’s investments and its performance. These events

92     Prospectus  ■  TIAA-CREF Fixed-Income & Real Estate Securities Funds

may include severe financial difficulties and continued budget deficits, economic or political policy changes, tax base erosion, state constitutional limits on tax increases, and changes in the credit ratings assigned to state and municipal issuers of debt instruments. Since 2008, many states and municipalities have experienced—and continue to experience—severe financial difficulties. As a result, the economies and fiscal condition of these states and municipalities have deteriorated significantly as a result of a number of economic and other factors, including continued state and local housing crises, high unemployment levels, a drop in tax revenue and the larger national economic slowdown. The continued deterioration of state and municipal economies has resulted in large state and municipal budget deficits and it is unclear at this time when and how states and municipalities will close their budget gaps or how those solutions might affect state or municipal governments. A negative change in any one of these or other areas could affect the ability of state or municipal issuers to meet their debt obligations and result in losses to the Fund.

Equity securities risks

The Real Estate Securities Fund invests primarily in equity securities. In general, the value of equity securities fluctuates in response to the fortune of individual companies and in response to general market and economic conditions. The value of the Fund may increase or decrease as a result of its investments in equity securities and other instruments. More specifically, the Real Estate Securities Fund typically is subject to the following principal investment risks:

• Real Estate Investing Risk—As a result of the Fund’s investment objective, the Fund is subject to all of the risks associated with the ownership of real estate. These risks include, among others: declines in the value of real estate, negative changes in the climate for real estate, risks related to general and local economic conditions, over-building and increased competition, decreases in property revenues, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants, leveraging of interests in real estate, increases in prevailing interest rates and costs resulting from the cleanup of environmental problems. Because of its objective of investing in the securities of issuers whose products and services are engaged in or related to the real estate industry, it is subject to the risk that the value of such securities will be negatively affected by one or more of these risks.

 In addition to these risks, equity REITs may be affected by changes in the value of the underlying property of the trusts, while mortgage REITs may be affected by changes in the quality of any credit extended. Both equity and mortgage REITs are dependent upon management skill and may not be diversified. REITs are also subject to heavy cash flow dependency, defaults

TIAA-CREF Fixed-Income & Real Estate Securities Funds  ■  Prospectus     93

by borrowers, self-liquidation and the possibility of failing to qualify for special tax treatment under the Internal Revenue Code of 1986, as amended (the “Code”), or failing to meet other applicable regulatory requirements. Finally, certain REITs may be self-liquidating, meaning that a specific term of existence is provided for in their trust documents. In acquiring the securities of REITs, the Fund runs the risk that it could sell such securities at an inopportune time.

• Market Risk—The risk that the price of equity investments may decline in response to general market and economic conditions or events, including conditions and developments outside of the financial markets such as significant changes in interest and inflation rates and the availability of credit. Accordingly, the value of the equity investments that the Funds hold may decline over short or extended periods of time. Any investment is subject to the risk that the financial markets as a whole may decline in value, thereby depressing the investment’s price. Equity markets, for example, tend to be cyclical, with periods when prices generally rise and periods when prices generally decline. Foreign equity markets tend to reflect local economic and financial conditions and, therefore, trends often vary from country to country and region to region. During periods of unusual volatility or turmoil in the financial markets, a Fund may undergo an extended period of decline.

• Foreign Investment Risk—Foreign investments, which may include securities of foreign issuers, securities or contracts traded or acquired in non-U.S. markets or on non-U.S. exchanges, or securities or contracts payable or denominated in non-U.S. currencies, can involve special risks that arise from one or more of the following events or circumstances: (1) changes in currency exchange rates; (2) possible imposition of market controls or currency exchange controls; (3) possible imposition of withholding taxes on dividends and interest; (4) possible seizure, expropriation or nationalization of assets; (5) more limited foreign financial information or difficulties interpreting it because of foreign regulations and accounting standards; (6) lower liquidity and higher volatility in some foreign markets; (7) the impact of political, social or diplomatic events; (8) economic sanctions or other measures by the United States or other governments; (9) the difficulty of evaluating some foreign economic trends; and (10) the possibility that a foreign government could restrict an issuer from paying principal and interest to investors outside the country. Brokerage commissions and custodial and transaction costs are often higher for foreign investments, and it may be difficult to use foreign laws and courts to enforce financial or legal obligations.
 The risks described above often increase in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their financial markets may be very small, prices of issuers in emerging market countries may be volatile and difficult

94     Prospectus  ■  TIAA-CREF Fixed-Income & Real Estate Securities Funds

to determine. In addition, foreign investors such as a Fund are subject to a variety of special restrictions in many such countries.

• Industry Concentration Risk—Because the Fund concentrates its investments in only one industry and holds securities of relatively few issuers, the value of its portfolio is likely to experience greater fluctuations and may be subject to greater risk than those of other funds.

• Mid-Cap Risk—Securities of medium-sized companies may experience greater fluctuations in price than the securities of larger companies. From time to time, medium-sized company securities may have to be sold at a discount from their current market prices or in small lots over an extended period, since they may be harder to sell than larger-cap securities. In addition, it may be difficult to find buyers for securities of medium-sized companies that a Fund wishes to sell when the company is not perceived favorably in the marketplace or during periods of poor economic or market conditions. Such companies may be subject to certain business risks due to their smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The costs of purchasing and selling securities of medium-sized companies may be greater than those of more widely traded securities.

• Small-Cap Risk—Securities of small-sized companies may experience greater fluctuations in price than the securities of larger companies. From time to time, small-sized company securities may have to be sold at a discount from their current market prices or in small lots over an extended period, since they may be harder to sell than larger-cap securities. In addition, it may be difficult to find buyers for securities of small-sized companies that a Fund wishes to sell when the company is not perceived favorably in the marketplace or during periods of poor economic or market conditions. Such companies may be subject to certain business risks due to their smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The costs of purchasing and selling securities of small-sized companies may be greater than those of more widely traded securities.

In addition to the principal investment risks set forth above, there are other risks associated with investing in the Funds and their investments that are discussed elsewhere in the Funds’ Prospectuses and in the Funds’ SAI. There can be no assurances that a Fund will achieve its investment objective. You should not consider any Fund to be a complete investment program.

Although the Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. An investment in the Fund, like other mutual funds, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. As with all mutual funds, there is a risk that an investor could lose money by investing in the Fund.

TIAA-CREF Fixed-Income & Real Estate Securities Funds  ■  Prospectus     95

Additional information about the Funds’ benchmark indices

The benchmark index for each of the Funds described below are unmanaged, and you cannot invest directly in the index.

Barclays U.S. Aggregate Bond Index

This is the benchmark index for the Bond Fund, the Bond Index Fund, the Bond Plus Fund and the Social Choice Bond Fund. The Barclays U.S. Aggregate Bond Index covers the U.S. investment-grade fixed-rate bond market, including government and corporate securities, agency mortgage pass through securities, asset-backed securities and commercial mortgage-backed securities. This index contains approximately 9,454 issues. The Barclays U.S. Aggregate Bond Index represents securities that are SEC-registered, taxable and dollar denominated. To be selected for inclusion in the Barclays U.S. Aggregate Bond Index, the securities must have a minimum maturity of one year. Securities must be rated investment-grade or higher using the middle rating of Moody’s, S&P and Fitch after dropping the highest and lowest available ratings. When a rating from only two agencies is available, the lower rating is used. When a rating from only one agency is available, that rating is used to determine index eligibility.

BofA Merrill Lynch BB-B U.S. Cash Pay High Yield Constrained Index

This is the benchmark index for the High-Yield Fund. The BofA Merrill Lynch BB-B U.S. Cash Pay High Yield Constrained Index tracks the performance of bond securities that pay interest in cash and have a credit rating of BB1 through B3, inclusive. Bank of America Merrill Lynch uses a composite of Fitch, Inc., Moody’s and S&P’s credit ratings in selecting bonds for this index. These ratings measure the risk that the bond issuer will fail to pay interest or to repay principal in full. The index is market weighted, so that larger bond issues have a greater effect on the index’s return. However, the representation of any single bond issuer is restricted to a maximum of 2% of the total index.

Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)

This is the benchmark index for the Inflation-Linked Bond Fund. The Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) measures the return of fixed-income securities with fixed-rate coupon payments that adjust for inflation as measured by the CPI-U. To be selected for inclusion in the Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L), the securities must have a minimum maturity of one year and a minimum par amount outstanding of $250 million.

Barclays U.S. 1–3 Year Government/Credit Bond Index

This is the benchmark index for the Short-Term Bond Fund and the Short-Term Bond Index Fund. The Barclays U.S. 1–3 Year Government/Credit Bond Index

96     Prospectus  ■  TIAA-CREF Fixed-Income & Real Estate Securities Funds

tracks the performance primarily of U.S. Treasury and agency securities and corporate bonds with 1–3 year maturities. The securities in the index must be rated investment-grade or higher by at least two of the following rating agencies: Moody’s, S&P and Fitch.

FTSE NAREIT All Equity REITs Index

This is the benchmark index for the Real Estate Securities Fund. The FTSE NAREIT All Equity REITs Index is a free float adjusted market capitalization weighted index that includes all eligible tax qualified equity REITs listed in the NYSE, AMEX, and NASDAQ National Market. Eligible equity REITs must meet FTSE’s minimum size and liquidity criteria and hold more than 50% of their total assets in qualifying real estate assets other than mortgages secured by real property.

Barclays 10-Year Municipal Bond Index

This is the benchmark index for the Tax-Exempt Bond Fund. The Barclays 10-Year Municipal Bond Index is a weighted index that tracks the performance of tax-exempt bonds which have maturities between eight and 12 years with an average life of 10 years. Bonds in the index must have a minimum credit rating of Baa3/BBB– or higher, as rated by at least two of the following rating agencies: Moody’s, S&P and Fitch. In addition, the bonds must have an outstanding par value of at least $7 million, and be issued as part of a transaction of at least $75 million. These requirements may skew performance of the index because the return of a larger security typically has a greater effect on the return of the index than that of a smaller security.

Additional information on principal and non-principal investment strategies for the Fixed-Income Funds

The Funds may invest in interest-only and principal-only mortgage-backed securities. These instruments have unique characteristics and are more sensitive to prepayment risk and extension risk than traditional mortgage-backed securities. Each Fund may also buy and sell put and call options, futures contracts, options on futures, and forwards; and engage in certain swap transactions. The Funds intend to use options and futures primarily as a hedging technique or for cash management as well as for risk management and to increase total return. Futures contracts permit a Fund to seek to gain or reduce exposure to groups of securities and thereby have the potential to earn returns that are similar to those that would be earned by direct investments in those securities or instruments. In seeking to manage currency risk, a Fund also may enter into forward currency contracts, buy or sell options and futures on foreign currencies, and enter into foreign currency swap contracts.

Where appropriate futures contracts are not available, or if Advisors deems advisable for other reasons, the Funds may invest in investment company securities, such as exchange-traded funds (“ETFs”). The Funds may also use

TIAA-CREF Fixed-Income & Real Estate Securities Funds  ■  Prospectus     97

ETFs for cash management purposes and other purposes, including to gain exposure to certain sectors or securities that are represented by ownership in ETFs. When a Fund invests in ETFs or other investment companies, the Funds bear a proportionate share of expenses charged by the investment company in which it invests. An ETF may trade at a premium or discount to its net asset value.

Each Fund can buy and sell swaps and options on swaps, so long as these are consistent with a Fund’s investment objective and restrictions. For example, a Fund can invest in derivatives and other similar financial instruments such as credit default swaps (a derivative in which the buyer of the swap makes a series of payments to the seller and, in exchange, receives a payment if the underlying credit instrument (e.g., a bond) goes into default) and interest rate swaps (a derivative in which one party exchanges a stream of interest payments for another party’s stream of cash flows).

The Funds may also make certain other investments. For example, a Fund may invest in short-term debt securities of the same type as those held by money market funds and other kinds of short-term instruments for cash management and other purposes.

The Money Market Fund seeks to maintain a stable net asset value of $1.00 per share of the Fund by investing in assets that present minimal credit risk, maintaining an average weighted maturity of 60 days or less and an average life to maturity of 120 days or less, and investing all of the Fund’s assets in U.S. dollar-denominated securities or other instruments maturing in 397 days or less. The Fund cannot assure you that it will be able to maintain a stable net asset value of $1.00 per share.

Please see the Funds’ SAI for more information on these and other investments the Funds may utilize.

Additional information on principal and non-principal investment strategies for the Real Estate Securities Fund

The Fund may invest in short-term debt securities of the same type as those held by money market funds and other kinds of short-term instruments for cash management and other purposes. These securities help the Fund maintain liquidity, use cash balances effectively, and take advantage of attractive investment opportunities. The Fund also may invest up to 20% of its assets in fixed-income investments.

The Fund may write (sell) call options, including covered call options, and purchase call and put options, to try to enhance income, reduce portfolio volatility or protect gains in the Fund’s portfolio. Such options may include put and call options on securities of the types in which the Fund may invest and on securities indices composed of such securities. In writing (selling) call options, the Fund may give up the opportunity to profit on a security if the market price of the security rises and the option is exercised and, conversely, the premiums received from call options sold may not reduce the extent of Fund losses during periods of

98     Prospectus  ■  TIAA-CREF Fixed-Income & Real Estate Securities Funds

market decline. In purchasing call and put options, the Fund may purchase a call or put option that expires with no value due to the market price of the security remaining below or above, as applicable, the strike price of the option. In such an event, the Fund would lose the value of the premium paid for the call or put option but would also receive no economic benefit from the purchase or sale, as applicable, of the security. The Fund can also write (sell) put options. In writing put options, the Fund may experience losses on a security if the market price of the security declines and the option is exercised and, conversely, the premiums received from put options sold may not reduce the extent of Fund losses during periods of market decline.

In addition, the Fund may buy and sell futures contracts on securities indices composed of securities of the types in which it may invest, and put and call options on such futures contracts. The Fund may use such futures contracts and options on futures contracts for hedging or cash management purposes, or to seek increased total return. Futures contracts permit the Fund to gain or reduce exposure to groups of securities and thereby have the potential to earn returns that are similar to those that would be earned by direct investments in those securities or instruments.

Where appropriate futures contracts are not available, or if Advisors deems advisable for other reasons, the Fund may invest in investment company securities, such as exchange-traded funds (“ETFs”). The Fund may also use ETFs for cash management purposes and other purposes, including to gain exposure to certain sectors or securities that are represented by ownership in ETFs. When the Fund invests in ETFs or other investment companies, the Fund bears a proportionate share of expenses charged by the investment company in which it invests. An ETF may trade at a premium or discount to its net asset value.

In seeking to manage currency exposure, the Fund also may enter into forward currency contracts and currency swaps and may buy or sell put and call options and futures contracts on foreign currencies.

The Fund can invest in other derivatives and similar financial instruments, such as equity swaps (including contracts for difference, an arrangement where the return is linked to the price movement of an underlying security, and other arrangements where the return is linked to a stock market index), options on swaps, and equity-linked fixed-income securities, so long as these derivatives and other financial instruments are consistent with the Fund’s investment objective, restrictions and policies and current regulations.

Please see the Fund’s SAI for more information on these and other investments the Fund may utilize.

Portfolio holdings

A description of the Funds’ policies and procedures with respect to the disclosure of its portfolio holdings is available in the Funds’ SAI.

TIAA-CREF Fixed-Income & Real Estate Securities Funds  ■  Prospectus     99

Portfolio turnover

If a Fund engages in active and frequent trading of portfolio securities, it will have a correspondingly higher “portfolio turnover rate.” A high portfolio turnover rate generally will result in (1) greater brokerage commission expenses or other transaction costs borne by a Fund and, ultimately, by shareholders and (2) higher amounts of realized investment gain subject to the payment of taxes by shareholders. Also, a high portfolio turnover rate for a Fund may cause the Fund to be more likely to generate capital gains that must be distributed to shareholders as taxable income. The Funds are not subject to a specific limitation on portfolio turnover, and securities of a Fund may be sold at any time such sale is deemed advisable for investment or operational reasons. Also, certain trading strategies utilized by a Fund may increase portfolio turnover. The portfolio turnover rates of the Funds is listed above in the “Summary information” section and the portfolio turnover rates during recent fiscal periods are provided in the Financial Highlights. The Funds are not generally managed to minimize the tax burden for shareholders. The Funds may have investors that are funds of funds, education savings plans or other asset allocation programs that are also managed by Advisors. These investors may engage in reallocations, rebalancings or other activity that may increase a Fund’s portfolio turnover rate and brokerage costs. Advisors may employ various portfolio management strategies to attempt to minimize any potential disruptive effects or costs of such activity.

Advisors’ prior performance of a substantially similar Composite for the Social Choice Bond Fund

The performance information shown below represents the performance of the Social Choice Fixed-Income Composite (the “Composite”), which currently consists of a single discretionary account managed by Advisors and, for performance information on and after October 1, 2012, all share classes of the Fund. The discretionary account included in the Composite has substantially similar investment objectives, policies and investment strategies as the Fund.

The discretionary account included in the Composite is not subject to the diversification requirements, specific tax restrictions, and investment limitations imposed on the Fund by the Investment Company Act of 1940 and Subchapter M of the Internal Revenue Code, which, if applicable, may have affected the performance of the Composite. Although the Composite and the Fund hold similar securities, their investment results may differ. In particular, differences in asset size and cash flows may result in different securities selections, differences in the relative weightings of securities or differences in the prices paid for particular portfolio holdings. There may also be differences in the ESG criteria and other investment criteria between the Composite versus the Fund. The past performance of the Composite may have also been affected by certain investment guidelines and industry sector weightings.

The “net of fees” performance figures for the Composite reflect the fees and expenses of the Composite excluding custody-related fees and have not been

100     Prospectus  ■  TIAA-CREF Fixed-Income & Real Estate Securities Funds

adjusted to reflect the management fee and other expenses payable by the Fund. The “gross of fees” performance figures for the Composite do not reflect the fees and expenses of the Composite or of the Fund. The performance of the Composite was calculated in compliance with the Global Investment Performance Standards (GIPS®) maintained by the CFA Institute. This performance calculation method differs from the SEC performance standards applicable to registered investment companies, such as the Fund. Investors should be aware that the use of a methodology different from that used to calculate the performance of the Fund could result in differing performance data.

THE INVESTMENT RESULTS PRESENTED BELOW ARE NOT THOSE OF THE FUND AND ARE NOT INTENDED TO PREDICT OR SUGGEST RETURNS THAT MIGHT BE EXPERIENCED BY THE FUND. These figures represent past performance and do not indicate future results, which will vary, so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

AVERAGE ANNUAL TOTAL RETURNS

(For the periods ended June 30, 2015)

	Inception Date	One Year	Three Years	Five Years	Since Inception
Social Choice Fixed-Income Composite (net of fees)	3/31/2010	3.11%	3.14%	4.37%	4.83%
Social Choice Fixed-Income Composite (gross of fees)	3/31/2010	3.53%	3.49%	4.72%	5.18%
Barclays U.S. Aggregate Bond Index*		1.86%	1.83%	3.35%	3.86%

* You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

ANNUAL TOTAL RETURNS

(For the calendar year)

	Social Choice Fixed-Income Composite (net of fees)	Social Choice Fixed-Income Composite (gross of fees)	Barclays U.S. Aggregate Bond Index†
2015‡	0.35%	0.56%	-0.10%
2014	8.23%	8.63%	5.97%
2013	-1.43%	-1.13%	-2.02%
2012	5.72%	5.98%	4.21%
2011	8.41%	8.77%	7.84%
2010§	4.42%	4.74%	4.68%

† You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

‡ Partial year for the period January 1–June 30, 2015, not annualized.

§ Partial year for the period April 1–December 31, 2010, not annualized.

Investments by funds of funds

The Trust offers other investment portfolios structured as “funds of funds,” which means that they invest their assets in certain of the Trust’s other

TIAA-CREF Fixed-Income & Real Estate Securities Funds  ■  Prospectus     101

investment portfolios, including the Funds, and potentially in other investment pools or products (“TCF Funds of Funds”). At certain times, a TCF Funds of Funds may be a significant or sole shareholder of a Fund. Investment decisions made with respect to the TCF Funds of Funds could, under certain circumstances, negatively impact the Funds, with respect to the expenses and investment performance of the Funds. For instance, large purchases or redemptions of shares of a Fund by the TCF Funds of Funds, whether as part of a reallocation or rebalancing strategy or otherwise, may result in a Fund having to sell securities or invest cash when it otherwise would not do so. Such transactions could increase the Fund’s transaction costs, accelerate the realization of taxable income if sales of securities resulted in gains, and, in extreme cases, could threaten the continued viability of the Funds to operate as intended.

Share classes

Each Fund may offer Retail, Retirement, Premier, [Investor] or Institutional Class shares. [Investor] Class shares are offered in this Prospectus; Retail, Retirement, Premier and Institutional Class shares are offered in a separate prospectus. Each Fund’s investments are held by the Fund as a whole, not by a particular share class, so an investor’s money will be invested the same way no matter which class of shares is held. However, there are differences among the fees and expenses associated with each class and not everyone is eligible to buy every class. After determining which classes you are eligible to buy, decide which class best suits your needs. Please contact us if you have questions or would like assistance in determining which class is right for you.

Management of the Fund

The Funds’ investment adviser

Advisors manages the assets of the Trust, under the supervision of the Board of Trustees. Advisors is an indirect wholly owned subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). TIAA is a life insurance company founded in 1918 by the Carnegie Foundation for the Advancement of Teaching and is the companion organization of College Retirement Equities Fund (“CREF”), the first company in the United States to issue a variable annuity. Advisors is registered as an investment adviser with the SEC under the Investment Advisers Act of 1940. Advisors also manages the investments of TIAA Separate Account VA-1 and TIAA-CREF Life Funds. Through an affiliated investment adviser, TIAA-CREF Investment Management, LLC (“TCIM”), certain personnel of Advisors also manage the investment accounts of CREF. As of June 30, 2015, Advisors and TCIM together had approximately $319 billion of registered investment company assets under management. Advisors is located at 730 Third Avenue, New York, NY 10017-3206.

102     Prospectus  ■  TIAA-CREF Fixed-Income & Real Estate Securities Funds

TIAA-CREF entities sponsor an array of financial products for retirement and other investment goals. For some of these products, for example, the investment accounts of CREF, TIAA or its subsidiaries perform services “at cost.” The Funds, however, pay the management fees and other expenses that are described in the table of fees and expenses in this Prospectus. The management fees paid by the Funds to Advisors are intended to compensate Advisors for its services to the Funds and are not limited to the reimbursement of Advisors’ costs. Thus, under this arrangement, Advisors can earn a profit or incur a loss on the services which it renders to the Funds. The Funds also pay Advisors for certain administrative services that Advisors provides to the Funds on an at-cost basis.

Advisors manages the assets of the Funds pursuant to an investment management agreement with the Trust (the “Management Agreement”). Advisors’ duties under the Management Agreement include, among other things, providing the Funds with investment research, advice and supervision; furnishing an investment program for the Funds; determining which securities or other investments to purchase, sell or exchange; and providing or obtaining any other necessary services to manage, acquire or dispose of securities, cash or other investments. Advisors also supervises and acts as liaison among the various service providers to the Funds, such as the custodian and transfer agent.

The annual investment management fees charged under the Management Agreement with respect to the Fund are as follows:

INVESTMENT MANAGEMENT FEES

	Assets Under Management	Fee Rate
	(Billions)	(average daily net assets)
Bond Fund*	$0.0—$1.0	0.30%
	Over $1.0—$2.0	0.29%
	Over $2.0—$4.0	0.28%
	Over $4.0—$8.0	0.27%
	Over $8.0	0.26%

*	For the fiscal year ended March 31, 2015, the effective annual fee rate was 0.29% for the Fund.

	Assets Under Management	Fee Rate
	(Billions)	(average daily net assets)
Bond Index Fund	All Assets	0.10%

	Assets Under Management	Fee Rate
	(Billions)	(average daily net assets)
Bond Plus Fund*	$0.0—$1.0	0.30%
	Over $1.0—$2.0	0.29%
	Over $2.0—$4.0	0.28%
	Over $4.0—$8.0	0.27%
	Over $8.0	0.26%

TIAA-CREF Fixed-Income & Real Estate Securities Funds  ■  Prospectus     103

*	For the fiscal year ended March 31, 2015, the effective annual fee rate was 0.29% for the Fund.

	Assets Under Management	Fee Rate
	(Billions)	(average daily net assets)
High-Yield Fund*	$0.0—$1.0	0.35%
	Over $1.0—$2.0	0.34%
	Over $2.0—$4.0	0.33%
	Over $4.0—$8.0	0.32%
	Over $8.0	0.31%

*	For the fiscal year ended March 31, 2015, the effective annual fee rate was 0.34% for the Fund.

	Assets Under Management	Fee Rate
	(Billions)	(average daily net assets)
Inflation-Linked Bond Fund*	$0.0—$1.0	0.25%
	Over $1.0—$2.0	0.24%
	Over $2.0—$4.0	0.23%
	Over $4.0—$8.0	0.22%
	Over $8.0	0.21%

*	For the fiscal year ended March 31, 2015, the effective annual fee rate was 0.25% for the Fund.

	Assets Under Management	Fee Rate
	(Billions)	(average daily net assets)
Short-Term Bond Fund*	$0.0—$1.0	0.25%
	Over $1.0—$2.0	0.24%
	Over $2.0—$4.0	0.23%
	Over $4.0—$8.0	0.22%
	Over $8.0	0.21%

*	For the fiscal year ended March 31, 2015, the effective annual fee rate was 0.25% for the Fund.

	Assets Under Management	Fee Rate
	(Billions)	(average daily net assets)
Short-Term Bond Index Fund	All Assets	0.07%

	Assets Under Management	Fee Rate
	(Billions)	(average daily net assets)
Social Choice Bond Fund*	$0.0—$1.0	0.35%
	Over $1.0—$2.0	0.34%
	Over $2.0—$4.0	0.33%
	Over $4.0—$8.0	0.32%
	Over $8.0	0.31%

*	For the fiscal year ended March 31, 2015, the effective annual fee rate was 0.35% for the Fund.

104     Prospectus  ■  TIAA-CREF Fixed-Income & Real Estate Securities Funds

	Assets Under Management	Fee Rate
	(Billions)	(average daily net assets)
Tax-Exempt Bond Fund*	$0.0—$1.0	0.30%
	Over $1.0—$2.0	0.29%
	Over $2.0—$4.0	0.28%
	Over $4.0—$8.0	0.27%
	Over $8.0	0.26%

*	For the fiscal year ended March 31, 2015, the effective annual fee rate was 0.30% for the Fund.

	Assets Under Management	Fee Rate
	(Billions)	(average daily net assets)
Money Market Fund	All Assets	0.10%

	Assets Under Management	Fee Rate
	(Billions)	(average daily net assets)
Real Estate Securities Fund*	$0.0—$1.0	0.50%
	Over $1.0—$2.0	0.47%
	Over $2.0—$4.0	0.44%
	Over $4.0—$8.0	0.41%
	Over $8.0	0.38%

*	For the fiscal year ended March 31, 2015, the effective annual fee rate was 0.49% for the Fund.

A discussion regarding the basis for the Board of Trustees’ most recent approval of the Fund’s Management Agreement is available in the Fund’s shareholder report for the period ended March 31, 2015. For a free copy of the Funds’ shareholder report, please call 800 842-2252, visit the Funds’ website at www.tiaa-cref.org or visit the SEC’s website at www.sec.gov.

Portfolio management teams

The Funds are managed by one or more portfolio managers, who are responsible for the day-to-day management of the Funds, with expertise in the area applicable to the Funds’ investments. In the case of Funds with multiple portfolio managers, each may be responsible for different aspects of the Fund’s management. For example, one manager may be principally responsible for selecting appropriate investments for a Fund, while another may be principally responsible for asset allocation. The following is a list of the portfolio managers primarily responsible for managing each Fund’s investments, along with their relevant experience. The Funds’ portfolio managers may change from time to time.

TIAA-CREF Fixed-Income & Real Estate Securities Funds  ■  Prospectus     105

Name & Title	Portfolio Role/ Coverage/ Expertise/Specialty	Experience Over Past Five Years	Total Experience (since dates specified below)
			At TIAA	Total	On Team
BOND FUND
Joseph Higgins, CFA Managing Director	Lead Portfolio Manager and Asset Allocation	Advisors, TCIM and other advisory affiliates of TIAA—1995 to Present (fixed-income portfolio management)	1995	1995	2011
John M. Cerra Managing Director	Portfolio Manager - Government Sector	Advisors, TCIM and other advisory affiliates of TIAA—1985 to Present (fixed-income portfolio management)	1985	1985	2003
BOND INDEX FUND
Lijun (Kevin) Chen Director	Lead Portfolio Manager	Advisors, TCIM and other advisory affiliates of TIAA—2006 to Present (quantitative portfolio management); previously, fixed-income quantitative strategies, enterprise risk management	2004	1992	2009
James Tsang, CFA Director	Quantitative Portfolio Manager	Advisors, TCIM and other advisory affiliates of TIAA—2007 to Present, AIG Investments 2002 to 2007 (quantitative analyst)	2007	1997	2011
BOND PLUS FUND
William Martin Managing Director	Lead Portfolio Manager and Asset Allocation	Advisors, TCIM and other advisory affiliates of TIAA—2004 to Present (fixed-income portfolio management)	1987	1987	2011
John M. Cerra Managing Director	Portfolio Manager - Government Sector	Advisors, TCIM and other advisory affiliates of TIAA—1985 to Present (fixed-income portfolio management)	1985	1985	2003
Kevin R. Lorenz, CFA Managing Director	Portfolio Manager - High-Yield Sector	Advisors, TCIM and other advisory affiliates of TIAA—1987 to Present (high-yield portfolio management)	1987	1987	2006
HIGH-YIELD FUND
Kevin R. Lorenz, CFA Managing Director	Lead Portfolio Manager	Advisors, TCIM and other advisory affiliates of TIAA—1987 to Present (high-yield portfolio management)	1987	1987	2006
Jean C. Lin, CFA Managing Director	Portfolio Manager, High-Yield Research	Advisors, TCIM and other advisory affiliates of TIAA—1994 to Present (high-yield portfolio management)	1994	1994	2011
INFLATION-LINKED BOND FUND
John M. Cerra Managing Director	Lead Portfolio Manager	Advisors, TCIM and other advisory affiliates of TIAA—1985 to Present (fixed-income portfolio management)	1985	1985	2008

106     Prospectus  ■  TIAA-CREF Fixed-Income & Real Estate Securities Funds

Name & Title	Portfolio Role/ Coverage/ Expertise/Specialty	Experience Over Past Five Years	Total Experience (since dates specified below)
			At TIAA	Total	On Team
Stephen M. Liberatore, CFA Managing Director	Portfolio Manager, Investment Selection	Advisors, TCIM and other advisory affiliates of TIAA—2004 to Present (fixed-income credit research and portfolio management), Nationwide Mutual Insurance Company—2003 to 2004 (fixed-income credit research and portfolio management)	2004	1994	2011
SHORT-TERM BOND FUND
John M. Cerra Managing Director	Lead Portfolio Manager and Asset Allocation	Advisors, TCIM and other advisory affiliates of TIAA—1985 to Present (fixed-income portfolio management)	1985	1985	2006
Richard Cheng Managing Director	Portfolio Manager - Corporate Sector	Advisors, TCIM and other advisory affiliates of TIAA—1997 to Present (fixed-income portfolio management)	1997	1991	2011
SHORT-TERM BOND INDEX FUND
Lijun (Kevin) Chen Director	Lead Portfolio Manager	Advisors, TCIM and other advisory affiliates of TIAA—2006 to Present (quantitative portfolio management); previously, fixed-income quantitative strategies, enterprise risk management	2004	1992	2015
James Tsang, CFA Director	Quantitative Portfolio Manager	Advisors, TCIM and other advisory affiliates of TIAA—2007 to Present, AIG Investments 2002 to 2007 (quantitative analyst)	2007	1997	2015
SOCIAL CHOICE BOND FUND
Stephen M. Liberatore, CFA Managing Director	Lead Portfolio Manager	Advisors, TCIM and other advisory affiliates of TIAA—2004 to Present (fixed-income credit research and portfolio management), Nationwide Mutual Insurance Company—2003 to 2004 (fixed-income credit research and portfolio management)	2004	1994	2012
Joseph Higgins, CFA Managing Director	Portfolio Manager, Commercial Mortgage- Backed/Asset Backed Securities Sector	Advisors, TCIM and other advisory affiliates of TIAA—1995 to Present (fixed-income portfolio management)	1995	1995	2012
TAX-EXEMPT BOND FUND
Barnet Sherman Director	Lead Portfolio Manager	Advisors, TCIM and other advisory affiliates of TIAA—2010 to Present (fixed-income credit research), Braintree Capital Partners—2008 to 2010 (portfolio management and municipal bond research)	2010	1984	2010

TIAA-CREF Fixed-Income & Real Estate Securities Funds  ■  Prospectus     107

Name & Title	Portfolio Role/ Coverage/ Expertise/Specialty	Experience Over Past Five Years	Total Experience (since dates specified below)
			At TIAA	Total	On Team
Joel Levy Director	Portfolio Manager	Advisors, TCIM and other advisory affiliates of TIAA—2011 to Present (municipal bond research), Bank of America—2010 to 2011 (credit research)	2011	2003	2015
MONEY MARKET FUND
Michael F. Ferraro, CFA Director	Lead Portfolio Manager	Advisors, TCIM and other advisory affiliates of TIAA—1998 to Present (fixed-income credit research and portfolio management)	1998	1974	1999
Joseph Rolston Director	Portfolio Manager, Investment Selection	Advisors, TCIM and other advisory affiliates of TIAA—1998 to Present (portfolio management and research)	1984	1979	2011
REAL ESTATE SECURITIES FUND
David Copp Managing Director	Stock Selection - REITs; Lead Portfolio Manager	Advisors, TCIM and other advisory affiliates of TIAA—2005 to Present (portfolio management of domestic REIT portfolios), RBC Capital Markets—2002 to 2005 (senior research analyst covering REITS)	2005	1996	2005
Brendan W. Lee Director	Stock Selection - REITs	Advisors, TCIM and other advisory affiliates of TIAA—2006 to Present (portfolio management of domestic REIT portfolios), Cliffwood Partners—1998 to 2006 (senior research analyst supporting REIT hedge fund and long-only strategies)	2006	1998	2006

The Funds’ SAI provides additional disclosure about the compensation structure for the Funds’ portfolio managers, the other accounts they manage, total assets in those accounts and potential conflicts of interest, as well as the portfolio managers’ ownership of shares of the Funds they manage.

Other services

Under the terms of the Administrative Services Agreement with the Trust, responsibility for payment of expenses relating to oversight and performance of certain services, including transfer agency, dividend disbursing, accounting, administrative, compliance and shareholder services, is allocated directly either to the Funds or to Advisors.

For Advisors’ provision of such administrative, compliance and other services to the Funds under the Administrative Services Agreement, the Funds pay to Advisors at the end of each calendar month the allocated costs of such services as determined under the TIAA-CREF cost allocation methodology then in effect.

108     Prospectus  ■  TIAA-CREF Fixed-Income & Real Estate Securities Funds

Distribution and service arrangements

Teachers Personal Investors Services, Inc. (“TPIS”) distributes each class of Fund shares.

Other Payments by the Funds

In addition to the fees the Funds pay to their transfer agent, TPIS or Advisors, on behalf of the [Investor] Class of the Funds, may enter into agreements with financial intermediaries pursuant to which the Funds will pay financial intermediaries for administrative, networking, recordkeeping, sub-transfer agency and shareholder services. The Funds have adopted a Shareholder Servicing Plan (“Servicing Plan”) with respect to [Investor] Class shares that has been approved by the Board of Trustees that outlines the types of services to be provided to the Funds by these financial intermediaries. The Servicing Plan also provides the maximum rates that the Funds may pay such financial intermediaries, which are generally based on: (1) an annual percentage of the average daily net assets of Fund shareholders serviced by a financial intermediary; and/or (2) a fixed dollar amount for each account serviced by a financial intermediary. The aggregate amount of these payments may be substantial and may vary significantly among intermediaries but will be limited by Advisors’ agreement to reimburse each Fund for total [Investor] Class expenses that exceed certain specified amounts.

Other Payments by TPIS, Advisors or their Affiliates

In addition to the payments from the Funds made to financial intermediaries as previously described, TPIS, Advisors or their affiliates may from time to time make additional payments, out of their own resources, to certain financial intermediaries that sell shares of the TIAA-CREF Funds. These payments are often referred to as “revenue sharing.” These payments may be made in order to promote the sale and retention of Fund shares by intermediaries and their customers. The amounts of these distribution-related revenue sharing payments may vary by financial intermediary and, with respect to a given financial intermediary, are typically calculated by reference to the amount of the financial intermediary’s recent gross sales of TIAA-CREF Fund shares and/or total assets of TIAA-CREF Funds held by the intermediary’s customers. The level of distribution-related revenue sharing payments that TPIS, Advisors or their affiliates are willing to provide to a particular financial intermediary may be affected by, among other factors, the intermediary’s total assets held in and recent net investments into the TIAA-CREF Funds, the intermediary’s level of participation in TIAA-CREF Fund sales and marketing programs, the intermediary’s compensation program for its registered representatives who sell TIAA-CREF Fund shares and provide services to TIAA-CREF Fund shareholders, and the asset class of the TIAA-CREF Funds for which these payments are provided. The SAI contains additional information about these payments. TPIS may also make payments to financial intermediaries in connection with sales meetings, due

TIAA-CREF Fixed-Income & Real Estate Securities Funds  ■  Prospectus     109

diligence meetings, prospecting seminars and other meetings at which TPIS promotes its products and services.

In addition to revenue sharing payments to financial intermediaries related to distribution of the Funds’ shares, Advisors or its affiliates may also make revenue sharing payments out of their own assets to financial intermediaries as compensation for certain recordkeeping, shareholder communications and other account administration services provided to TIAA-CREF Fund shareholders who own their shares through these financial intermediaries’ accounts. These servicing-related revenue sharing payments are in addition to any applicable sub-transfer agency or similar fees paid to these financial intermediaries with respect to these services by the TIAA-CREF Funds out of Fund assets.

The amounts of revenue sharing payments to a financial intermediary could be significant, and may create an incentive for the intermediary or its representatives to recommend or offer shares of the Funds to you. The financial intermediary may elevate the prominence or profile of the Funds within the intermediary’s organization by, for example, placing the Funds on a list of preferred or recommended funds and/or granting TPIS, Advisors and/or their affiliates preferential or enhanced opportunities to promote the Funds in various ways within the intermediary’s organization.

Calculating share price

Each Fund determines its net asset value (“NAV”) per share, or share price, on each day the NYSE is open for business. The NAV for each Fund is calculated as of the time when regular trading closes on the NYSE (generally, 4:00 p.m. Eastern Time or at such earlier time that regular trading on the NYSE closes). The Funds do not price their shares on days that the NYSE is closed. NAV per share for each class is determined by dividing the value of the Fund’s assets attributable to such class, less all liabilities attributable to such class, by the total number of shares of the class outstanding.

If the Funds invest in foreign securities that are primarily listed on foreign exchanges that trade on days when the Funds do not price their shares, the value of the foreign securities in the Funds’ portfolios may change on days when shareholders will not be able to purchase or redeem Fund shares. The value of a Fund’s investments denominated in foreign currencies is converted to U.S. dollars for purposes of determining the Fund’s NAV.

Each Fund generally uses market quotations or values obtained from independent pricing services to value securities and other instruments held by a Fund. If market quotations or values from independent pricing services are not readily available or are not considered reliable, a Fund will use a security’s “fair value,” as determined in good faith using procedures approved by the Board of Trustees. A Fund may also use fair value if events that have a significant effect on the value of an investment (as determined in Advisors’ sole discretion) occur between the time when its price is determined and the time the Fund’s NAV is

110     Prospectus  ■  TIAA-CREF Fixed-Income & Real Estate Securities Funds

calculated. For example, a Fund might use a domestic security’s fair value when the exchange on which the security is principally traded closes early or when trading in the security is halted and does not resume before the Fund’s NAV is calculated. The use of fair value pricing can involve reliance on quantitative models or individual judgment, and may result in changes to the prices of portfolio securities that are used to calculate the Fund’s NAV. Although each Fund fair values portfolio securities on a security-by-security basis, Funds that hold foreign portfolio securities may see their portfolio securities fair valued more frequently than other funds that do not hold foreign securities.

Fair value pricing of equity securities most commonly occurs with securities that are primarily traded outside the United States. This may have the effect of decreasing the ability of market timers to engage in “stale price arbitrage,” which takes advantage of the perceived difference in price from a foreign market closing price.

While using a fair value price for foreign securities is intended to decrease the ability of market timers to make money by exchanging into or out of the Funds to the detriment of longer-term shareholders, it may reduce some of the certainty in pricing obtained by using actual market close prices.

The Funds’ fair value pricing procedures provide, among other things, for the Funds to examine whether to fair value foreign securities when there is a movement in the value of a U.S. market index between the close of one or more foreign markets and the close of the NYSE. For these securities, the Funds use a fair value pricing service approved by the Board of Trustees. This pricing service employs quantitative models to value foreign investments in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE. Fair value pricing is subjective in nature and the use of fair value pricing by a Fund may cause the NAV of the Fund’s shares to differ significantly from the NAV that would have been calculated using market prices at the close of the foreign exchange on which a portfolio security is primarily traded. The Funds also examine the prices of individual securities to determine, among other things, whether the price of such securities reflects fair value at the close of the NYSE based on market movements. In addition, the Funds may fair value domestic securities when it is believed the last market quotation is not readily available or such quotation does not represent the fair value of that security.

Fixed-income securities, including money market instruments, are valued using market quotations, independent pricing sources or values derived from a pricing matrix that has various types of the applicable fixed-income instrument along one axis and various maturities along the other. The use of a price derived from a pricing matrix is a method of fair value pricing.

To calculate the Money Market Fund’s NAV per share, the Fund’s portfolio securities are valued at their amortized cost. This valuation method does not take into account unrealized gains or losses on the Fund’s portfolio securities. Amortized cost valuation involves first valuing a security at cost, and thereafter assuming an amortization to maturity of any discount or premium, regardless of

TIAA-CREF Fixed-Income & Real Estate Securities Funds  ■  Prospectus     111

the impact of fluctuating interest rates on the security’s market value. While this method provides certainty in valuation, there may be times when the value of a security, as determined by amortized cost, may be higher or lower than the price the Money Market Fund would receive if it sold the security.

Dividends and distributions

Each Fund expects to declare and distribute to shareholders substantially all of its net investment income and net realized capital gains, if any. The amount distributed will vary according to the income received from investments held by a Fund and capital gains realized from the sale of investments. The Fund declares dividends as of each business day of the calendar year (to the extent such dividends are not previously distributed) and pays dividends monthly. The Inflation-Linked Bond Fund and Real Estate Securities Fund plans to pay dividends on a quarterly basis.

Each Fund intends to pay net capital gains, if any, annually. Dividends and capital gains can be paid in cash or reinvested. If you have elected to receive your distributions in cash and the distribution amount is less than $10, then the amount will be automatically reinvested in the particular Fund and no check will be issued. If the postal service is unable to deliver checks to your address of record, or the distribution check remains outstanding for six months or more, then the Funds reserve the right to reinvest the distribution check into your account using the particular Fund’s current NAV and to change your distribution option to reinvestment. No interest will accrue on amounts represented by uncashed distribution checks.

Dividends and capital gain distributions paid to shareholders who hold their shares through a TIAA-CREF-administered retirement plan or custody account will automatically be reinvested in additional shares of the same class of the particular Fund. All other shareholders may elect from the following distribution options (barring any restrictions from the intermediary or plan through which such shares are held):

1. Reinvestment Option, Same Fund. Your dividend and capital gain distributions are automatically reinvested in additional shares of the same share class of the Fund. Unless you elect otherwise, this will be your default distribution option.

2. Reinvestment Option, Different Fund. Your dividend and capital gain distributions are automatically reinvested in additional shares of the same share class of another fund in which you already hold shares.

3. Income-Earned Option. Your long-term capital gain distributions are automatically reinvested, but you will be sent a check for each dividend and short-term capital gain distribution.

4. Capital Gains Option. Your dividend and short-term capital gain distributions are automatically reinvested, but you will be sent a check for each long-term capital gain distribution.

112     Prospectus  ■  TIAA-CREF Fixed-Income & Real Estate Securities Funds

5. Cash Option. A check will be sent for your dividend and each capital gain distribution.

On a Fund’s distribution date, the Fund makes distributions on a per share basis to the shareholders who hold and have paid for Fund shares on the record date. The Funds do this regardless of how long the shares have been held. This means that if you buy shares just before or on a record date, you will pay the full price for the shares and then you may receive a portion of the price back as a taxable distribution (see the discussion of “Buying a dividend” below under “Taxes”). Cash distribution checks will be mailed within seven days of the distribution date.

Shareholders who hold their shares through a variable insurance or annuity product, an employee benefit plan or through an intermediary may be subject to restrictions on their distribution payment options imposed by the product, plan or intermediary. Please contact the variable insurance or annuity product issuer or your plan sponsor or intermediary for more details.

Taxes

As with any investment, you should consider how your investment in a Fund will be taxed.

Taxes on dividends and distributions. The Tax-Exempt Bond Fund expects to qualify to pay “exempt-interest dividends” which may be treated by shareholders as items of interest that are exempt from regular federal income tax. Distributions derived from net long-term capital gains of the Fund will ordinarily be taxable to shareholders as long-term capital gains, and any distributions derived from taxable interest income, net short-term capital gains and certain net realized foreign exchange gains will be taxable to shareholders as ordinary income. Unless you are tax-exempt or hold Fund shares in a tax-deferred account, you are subject to federal income tax on dividends and taxable distributions each year. Your dividends and taxable distributions generally are taxable when they are paid, whether you take them in cash or reinvest them. However, distributions declared in October, November or December of a year and paid in January of the following year are taxable as if they were paid on December 31 of the prior year.

For federal tax purposes, income and short-term capital gain distributions from a Fund are taxed as ordinary income, and long-term capital gain distributions are taxed as long-term capital gains. Every January, a statement showing the taxable distributions and tax-exempt distributions paid to you in the previous year from a Fund will be sent to you and the Internal Revenue Service (“IRS”) (for taxable accounts only). Whether or not a capital gain distribution is considered long-term or short-term depends on how long the Fund held the securities the sale of which led to the gain.

A portion of ordinary income dividends paid by a Fund to individual investors may constitute “qualified dividend income” that is subject to the same maximum tax rates as long-term capital gains. The portion of a dividend that will qualify for

TIAA-CREF Fixed-Income & Real Estate Securities Funds  ■  Prospectus     113

this treatment will depend on the aggregated qualified dividend income received by a Fund. Notwithstanding this, certain holding period requirements with respect to a shareholder’s shares in a Fund may apply to prevent the shareholder from treating any portion of a dividend as “qualified dividend income.” Additional information about this can be found in the Funds’ SAI.

Taxes on transactions. Unless a transaction involves Fund shares held in a tax-deferred account, redemptions (sales), including exchanges to other funds, may also give rise to capital gains or losses. The amount of any capital gain or loss will be the difference, if any, between the adjusted cost basis of your shares and the price you receive when you sell or exchange them. In general, a capital gain or loss will be treated as a long-term capital gain or loss if you have held your shares for more than one year.

Each Fund is required to report to the IRS and furnish to certain Fund shareholders the cost basis information for sale transactions. Shareholders may elect to have one of several cost basis methods applied to their account when calculating the cost basis of shares sold, including average cost, “first-in, first-out” (“FIFO”), or some other specific identification method. Unless you instruct otherwise, each Fund will use average cost as its default cost basis method. If average cost is used for a shareholder’s first sale of the Fund shares covered by these new rules, the shareholder may only use an alternative cost basis method for shares purchased prospectively. Fund shareholders should consult with their tax advisors to determine the best cost basis method for their tax situation.

Backup withholding. If you fail to provide a correct taxpayer identification number or fail to certify that it is correct, the Funds are required by law to withhold 28% of all the distributions and redemption proceeds paid from your account. The Funds are also required to begin backup withholding if instructed by the IRS to do so.

Buying a dividend. If you buy shares just before a Fund deducts a distribution from its NAV, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable distribution. This is referred to as “buying a dividend.” For example, assume you bought shares of a Fund for $10.00 per share the day before the Fund paid a $0.25 dividend. After the dividend was paid, each share would be worth $9.75, and, unless you hold your shares through a tax-deferred arrangement such as a 401(a), 401(k) or 403(b) plan or an IRA, you would have to include the $0.25 dividend in your gross income for tax purposes.

Effect of foreign taxes. Foreign governments may impose taxes on a Fund and its investments and these taxes generally will reduce the Fund’s distributions. If a Fund qualifies to pass through a credit for such taxes paid and elects to do so, an offsetting tax credit or deduction may be available to you if you maintain a taxable account. If so, your tax statement will show more taxable income than was actually distributed by a Fund, but will also show the amount of the available offsetting credit or deduction.

114     Prospectus  ■  TIAA-CREF Fixed-Income & Real Estate Securities Funds

Other restrictions. There are tax requirements that all mutual funds must follow in order to avoid federal taxation. In its effort to adhere to these requirements, a Fund may have to limit its investment in some types of instruments.

Special considerations for certain institutional investors. If you are a corporate investor, a portion of the dividends from net investment income paid by a Fund may qualify for the corporate dividends-received deduction. The portion of the dividends that will qualify for this treatment will depend on the aggregate qualifying dividend income received by a Fund from domestic (U.S.) sources. Certain holding period and debt financing restrictions may apply to corporate investors seeking to claim the deduction.

Special Considerations for Inflation-Linked Bond Fund Shareholders. Periodic adjustments for inflation to the principal amount of an inflation-indexed bond held by the Fund may give rise to original issue discount, which will be included in the Fund’s gross income. Due to original issue discount, the Fund may be required to make annual distributions to shareholders that exceed the cash received, which may cause the Fund to liquidate certain investments when it is not advantageous to do so. Also, if the principal value of an inflation-indexed bond is adjusted downward due to deflation, amounts previously distributed in the taxable year of the adjustment may be characterized in some circumstances as a return of capital to Fund shareholders.

Taxes related to employee benefit plans or IRAs. Generally, individuals are not subject to federal income tax in connection with shares held (or that are held on their behalf) in participant or custody accounts under Code section 401(a) employee benefit plans (including 401(k) and Keogh plans), Code section 403(b) or 457 employee benefit plans, or IRAs. Distributions from such plan participant or custody accounts may, however, be subject to ordinary income taxation in the year of the distribution. For information about the tax aspects of your plan or IRA or Keogh account, please consult your plan administrator, TIAA-CREF or your tax advisor.

Other tax matters. Certain investments of a Fund, including certain debt instruments, foreign securities and shares of other investment funds, could affect the amount, timing and character of distributions you receive and could cause a Fund to recognize taxable income in excess of the cash generated by such investments (which may require a Fund to liquidate other investments in order to make required distributions).

This information is only a brief summary of certain federal income tax information about your investment in a Fund. The investment may have state, local or foreign tax consequences, and you should consult your tax advisor about the effect of your investment in a Fund in your particular situation. Additional tax information can be found in the Funds’ SAI.

TIAA-CREF Fixed-Income & Real Estate Securities Funds  ■  Prospectus     115

Your account: purchasing, redeeming
or exchanging shares

Share class eligibility

Definitions

Financial Intermediary Accounts. These include accounts held through platforms, programs, plans and other similar entities, as well as omnibus accounts, on behalf of other investors. Additionally, Financial Intermediary Accounts may include, but are not limited to, the following:

• Benefit Plans (as defined below);

• Certain custody accounts sponsored or administered by TIAA-CREF, or by other entities not affiliated with TIAA-CREF, that are established by individuals as IRAs pursuant to section 408 of the Code; and

• Wrap accounts or other such arrangements as may be offered by a financial advisor or other intermediary.

Benefit Plan Accounts. These include accounts sponsored or administered by either TIAA-CREF and its affiliates or by other entities not affiliated with TIAA-CREF and that are established by or on behalf of employers, or the trustees of plans sponsored by employers, in connection with certain employee benefit plans. Such Benefit Plans include those described in sections 401(a) (including 401(k) plans), 403(a), 403(b) or 457 of the Code. Shareholders investing through such Benefit Plans may have to pay additional expenses related to the administration of such plans. The [Investor Class] is not available to SEPs, SAR-SEPs, SIMPLE IRAs, and Keogh plans.

Eligibility

[Investor] Class shares are available for purchase by or through the following types of accounts:

• Financial Intermediary Accounts;

• Other investment companies or pools;

• State-sponsored tuition savings plans (529) or healthcare saving accounts (HSA);

• Insurance company separate accounts advised by or affiliated with Advisors, or other affiliates of TIAA-CREF; and

• Other accounts, entities, programs, plans and categories of shareholders as may be approved by the Funds from time to time.

Account minimums

Currently, there are no minimum account requirements, including initial or subsequent minimum investment requirements, for [Investor] Class shares. The Funds have the discretion to impose initial or subsequent minimum investment requirements at any time without any prior notice to shareholders.

116     Prospectus  ■  TIAA-CREF Fixed-Income & Real Estate Securities Funds

Additional information

The Funds reserve the right to determine in their sole discretion whether any potential investor is eligible to purchase [Investor] Class shares. For more information, please contact your financial intermediary or you may call the Funds at 800 842-2252, Monday through Friday, from 8:00 a.m. to 10:00 p.m. Eastern Time.

The Funds may from time to time, in their discretion, deviate from or vary the processes and procedures outlined below for purchasing, redeeming and exchanging shares.

The Funds are not responsible for any losses due to unauthorized or fraudulent instructions when purchasing, redeeming or exchanging shares as long as the Funds follow reasonable security procedures to verify your identity. It is your responsibility to review and verify the accuracy of your confirmation statements immediately after you receive them.

Purchasing shares

How to open an account through a Financial Intermediary Account or Benefit Plan Account not administered by TIAA-CREF

Your Financial Intermediary or Benefit Plan will have its own instructions and procedures for opening an account and establishing a position within the Funds. If you are enrolling in a Benefit Plan you should first contact your employer to learn important details necessary to facilitate enrollment into the plan. Investors purchasing shares through a Financial Intermediary or a Benefit Plan, may purchase shares only in accordance with instructions and limitations pertaining to their account with such intermediary or plan. These Financial Intermediaries or Benefit Plans may set different minimum investment requirements for their customers’ investments. Please contact your Financial Intermediary or Benefit Plan sponsor for more information.

For Participants in a Benefit Plan Account or Financial Intermediary Account administered by TIAA-CREF

You should first contact your employer to learn important details necessary to facilitate enrollment in a Benefit Plan. Your employer must notify TIAA-CREF that you are eligible to enroll. In many cases, you will be able to use the TIAA-CREF Web Center’s online enrollment feature at www.tiaa-cref.org. Some plans allow submission of a hard-copy application for a new account; this form can be returned to your human resources (HR) office, a TIAA-CREF Relationship Manager or to either of the addresses below:

First-Class or Standard Mail:

TIAA-CREF

PO Box 1259

Charlotte, NC 28262

TIAA-CREF Fixed-Income & Real Estate Securities Funds  ■  Prospectus     117

Overnight Mail:

TIAA-CREF

8500 Andrew Carnegie Blvd

Charlotte, NC 28262

You may allocate single or ongoing contributions by selecting a Fund and the amounts you wish to contribute to that Fund.

Subject to the terms of your plan, you may be eligible to roll over or transfer in balances from other eligible accounts as determined by the Code.

The Funds may suspend or terminate the offering to your employer’s plan. You may be able to change your allocation for future contributions by:

• writing to TIAA-CREF at P.O. Box 1259, Charlotte, NC 28201;

• calling our Automated Telephone Service (24 hours a day) at 800 842-2252; or

• using the TIAA-CREF website’s account access feature at www.tiaa-cref.org.

Other information for Benefit Plans

As a participant in a Benefit Plan, the Funds impose no minimum investment. The Funds do not currently restrict the frequency of investments made in the Funds by participant accounts through Benefit Plans, although the Funds reserve the right to impose such restrictions in the future. If you are investing in the Funds through a Benefit Plan, your employer’s plan may limit the amount and available methods to invest in your participant account. Additionally, the Code limits total annual contributions to most types of Benefit Plans.

Transaction methods for purchases

Purchasing via wire: You may remit initial or subsequent deposits into your account via wire. To open an account by wire please send a completed and signed application by mail as instructed above and then follow the wiring instructions below once you have confirmed the account is open and have the account number.

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

ABA Number (all classes) 011000028

DDA Number 99054546

Specify on the wire:

• “The TIAA-CREF Funds—” and the “Share Class” being purchased. For example, a proper set of wire instructions for an initial or subsequent investment into the [Investor] Class would read as follows: “The TIAA-CREF Funds— [Investor] Class”

• Account registration (names of registered owners), address and Social Security number or taxpayer identification number;

118     Prospectus  ■  TIAA-CREF Fixed-Income & Real Estate Securities Funds

• The Fund account number; and

• The Fund and amount to be invested.

Points to remember for all purchases

The Funds consider all purchase requests to be received when they are received in “good order” as determined by the Funds’ transfer agent (or other authorized Fund agent). (See the section entitled “Important transaction information—Good Order” below.) Your investment must be for a specified dollar amount. The Funds cannot accept purchase requests specifying a certain price, date, or number of shares. These types of requests will be deemed to be not in “good order” and the money you sent will be returned to you. If you hold your shares through a Financial Intermediary Account, such intermediary may have its own independent “good order” and eligibility requirements.

Your ability to purchase shares may be restricted due to limitations on purchases or exchanges, including limitations under the Funds’ Market Timing/Excessive Trading Policy (see below). If you hold your shares through a Financial Intermediary Account, such intermediary may charge you additional fees. Contact your Financial Intermediary to find out if it imposes any other conditions on your transactions, such as a different minimum investment requirement.

Federal law requires the Funds to obtain, verify and record information that identifies each person who opens an account. Until the Funds receive such information, it may not be able to open an account or effect transactions for you. Furthermore, if the Funds are unable to verify your identity, or that of another person authorized to act on your behalf, or if it is believed potential criminal activity has been identified, the Funds reserve the right to take such action as deemed appropriate, which may include closing your account.

Before you can use TIAA-CREF’s Web Center, you must enter your Social Security number, date of birth and active account number. You will then be given an opportunity to create a user name and password. TIAA-CREF’s Web Center will lead you through the transaction process, and the Funds will use reasonable procedures to confirm that the instructions given are genuine. All transactions over TIAA-CREF’s Web Center are recorded electronically.

All purchases must be in U.S. dollars and all checks must be drawn on U.S. banks. The Funds will only accept accounts with a U.S. address of record. The Funds will not accept a P.O. Box as the address of record.

There may be circumstances when the Funds will not accept new investments. The Funds reserve the right to suspend or terminate the offering of its shares at any time without prior notice. The Funds also reserve the right to restrict you from making future purchases in the Funds or any other series of the Trust. In addition, the Funds reserve the right to reject any application or investment or any other specific purchase request.

TIAA-CREF Fixed-Income & Real Estate Securities Funds  ■  Prospectus     119

Redeeming shares

You can redeem (sell) your shares on any business day. If you hold your Fund shares through a Financial Intermediary Account, please contact the intermediary to sell your shares. Your Financial Intermediary may have different requirements and restrictions on redemptions than the Funds. If you hold your Fund shares through a Benefit Plan Account or Financial Intermediary Account administered by TIAA-CREF, the Benefit Plan or Financial Intermediary may impose further restrictions on the sale of Fund shares.

If you hold your shares through a Benefit Plan Account or Financial Intermediary Account administered by TIAA-CREF, you may be required to complete and return certain forms to effect your redemption. Before you complete your redemption request, please make sure you understand the possible federal and other income tax consequences of a redemption. Neither the Funds nor their transfer agent can process redemption requests that specify a certain price or date; these requests will be deemed not in “good order” and will be returned. (See the section entitled “Important transaction information—Good Order” below.)

Usually, the Funds send redemption proceeds on the next business day after the Funds receive a redemption request in “good order” as determined by the Funds’ transfer agent (or other authorized Fund agent), and not later than seven days afterwards.

If a redemption is requested after a recent purchase of shares, the Funds may delay payment of the redemption proceeds until the check or an electronic funds transfer transaction clears. This can take up to 10 days.

The Funds can postpone payment if: (a) the NYSE is closed for other than usual holidays or weekends, or trading on the NYSE is restricted; (b) an emergency exists as defined by the SEC, or when the SEC requires that trading be restricted; or (c) the SEC permits a delay for the protection of investors.

The Funds reserve the right to require a Medallion Signature Guarantee for a redemption. The Funds can suspend or terminate your ability to transact by telephone, Internet, or by fax at any time, for any reason.

Once mailed to the Funds, your redemption request is irrevocable and cannot be modified or canceled.

For participants holding shares through a Benefit Plan Account

A redemption can be part of an exchange into (1) another fund available through your Benefit Plan or, (2) another account or IRA.

If you are married, and all or part of your investment is attributable to purchases made under either (i) an employer plan subject to the Employee Retirement Income Security Act of 1974 (“ERISA”) or (ii) an employer plan that provides for spousal rights to benefits, then to the extent required by the Code or ERISA or the terms of your employer plan, your rights to make certain redemptions may be restricted by the rights of your spouse to such benefits.

120     Prospectus  ■  TIAA-CREF Fixed-Income & Real Estate Securities Funds

Transaction methods for redemptions

For all Accounts

In-kind redemptions of shares: Certain large redemptions of Fund shares may be detrimental to a Fund’s other shareholders because such redemptions can adversely affect a portfolio manager’s ability to implement the Fund’s investment strategy by causing premature sale of portfolio securities that would otherwise be held. Consequently, if, in any 90 day period, an investor redeems (sells) shares in an amount that exceeds the lesser of (i) $250,000 or (ii) 1% of a Fund’s assets, then the Fund, at its sole discretion, has the right (without prior notice) to satisfy the difference between the redemption amount and the lesser of the two previously mentioned figures with securities from the Fund’s portfolio instead of cash. This is referred to as a “distribution in-kind” redemption and the securities you receive in this manner represent a portion of the Fund’s entire portfolio. The securities you receive will be selected by the Fund in its discretion. The investor receiving the securities will be responsible for disposing of the securities and bearing any associated costs, and related market and other risks of holding securities.

For Benefit Plan or other Financial Intermediary Accounts administered by TIAA-CREF

By mail: Send your written request to the appropriate address as described in the section entitled “Purchasing shares” above.

Over the Internet: Shares held through a Benefit Plan Account or Financial Intermediary Account administered by TIAA-CREF can be redeemed over the Internet subject to any rules imposed by the Benefit Plan or Financial Intermediary. TIAA-CREF’s Web Center can be accessed through TIAA-CREF’s homepage at www.tiaa-cref.org. Before you can use the Web Center, you must enter your Social Security number, date of birth and active account number. The Funds will use reasonable procedures to confirm that the instructions given are genuine. All transactions over the Web Center are recorded electronically.

By telephone: Participants holding shares through a Benefit Plan Account or Financial Intermediary Account administered by TIAA-CREF can call the appropriate number provided in the section entitled “Purchasing shares” above. If you do not want to be able to redeem by telephone, contact either your TIAA-CREF Relationship Manager or Financial Intermediary.

• Participants holding shares through a Benefit Plan or other account administered by TIAA-CREF can redeem up to $50,000 every seven calendar days or any greater amount as approved from time to time.

By systematic redemption plan: TIAA will automatically redeem the requested dollar amount or number of shares held in a Benefit Plan Account or Financial Intermediary Account administered by TIAA-CREF on any business day between the 1st and 28th of the month. If the days selected are not business days,

TIAA-CREF Fixed-Income & Real Estate Securities Funds  ■  Prospectus     121

shares will be redeemed on the following business day. Redemptions will be made via check or electronic transfer to your bank.

All owners of an account must sign the systematic redemption plan request. Similarly, all owners must sign any request to increase the amount or frequency of the systematic redemptions or a request for payments to be sent to an address other than the address of record. A Medallion Signature Guarantee may be required for this address change. TIAA can terminate the systematic redemption plan option at any time, although TIAA will notify you if this occurs. You can terminate the plan or reduce the amount or frequency of the redemptions by writing or by calling TIAA or through the TIAA-CREF Web Center. Requests to establish, terminate, or change the amount or frequency of redemptions will become effective within five days after the Funds receive your instructions.

Exchanging shares

Overview

An exchange is a simultaneous redemption of shares in a Fund and a purchase of shares in another fund or series of the Trust. Investors can exchange shares on any business day subject to limitations (i) described in the section entitled “Market timing/excessive trading policy” below, (ii) imposed by your Financial Intermediary or (iii) any limitations under your employer’s Benefit Plan. Shareholders who own shares through a Benefit Plan Account or Financial Intermediary Account should contact the plan or intermediary for exchange requests.

Exchanges between accounts can be made only if the accounts are registered in the same name(s), address and Social Security number or taxpayer identification number. Because restrictions may apply to certain accounts or plans, you should contact your Financial Intermediary or Benefit Plan representative for further information. An exchange is considered a sale of securities and therefore may be a taxable event.

In the case of shares held through a Benefit Plan Account or Financial Intermediary Account administered by TIAA-CREF, exchanges must generally be for at least $1,000 (except for systematic exchanges, which must be for at least $100) or your entire balance, if it is less.

Make sure you understand the investment objective, policies, strategies and risks disclosed in the prospectus of the fund into which you exchange shares. The exchange option is not designed to allow you to time the market. It gives you a convenient way to adjust the balance of your account so that it more closely matches your overall investment objectives and risk tolerance level.

The Funds reserve the right to reject any exchange request and to modify or terminate the exchange option at any time without prior notice to shareholders. The Funds may do this, in particular, when your transaction activity is deemed to be harmful to the Funds, including if it is considered to be market timing activity.

Once made, an exchange request by mail cannot be modified or cancelled.

122     Prospectus  ■  TIAA-CREF Fixed-Income & Real Estate Securities Funds

Transaction methods for exchanges

If your shares are held through a Benefit Plan or Financial Intermediary Account, please contact the plan or intermediary for exchange requirements. Investors holding shares through Accounts administered by TIAA-CREF may exchange:

Over the Internet: If your Account is administered through TIAA-CREF you can exchange shares using TIAA-CREF’s Web Center, which can be accessed through TIAA-CREF’s homepage at www.tiaa-cref.org.

By mail: Send your written request to the appropriate address as described in the section entitled “Purchasing shares” above. The letter must include your name, address, and the funds and Accounts you want to exchange between.

By telephone: Please call 800 842-2252.

By systematic exchange: Under this feature, TIAA-CREF automatically redeems shares in a Fund and purchases shares in another fund or series of the Trust as specified by the applicable agreement. For all systematic exchanges, you must specify the dollar amount and the funds involved in the exchange. If you want to set up a systematic exchange, contact TIAA-CREF. You can terminate the plan or change the amount or frequency of the exchanges by writing or calling the number identified in the section entitled “Purchasing shares” above. Requests to establish, terminate, or change the amount or frequency of exchanges will become effective within five days after TIAA-CREF receives your instructions. All account owners must sign the systematic exchange request. Similarly, all account owners must sign any request to increase the amount or frequency of systematic exchanges.

Conversion of shares—applicable to all investors

A share conversion is a transaction where shares of one class of a Fund are exchanged for shares of another class of the Fund. Share conversions can occur between each share class of a Fund. Generally, share conversions occur where a shareholder becomes eligible for another share class of a Fund or no longer meets the eligibility of the share class they own (and another class exists for which they would be eligible). Please note that a share conversion is generally a non-taxable event, but please consult with your personal tax advisor on your particular circumstances.

A request for a share conversion will not be processed until it is received in “good order” (as defined below) by the Funds’ transfer agent (or other authorized Fund agent). Conversion requests received in “good order” prior to the close of the NYSE (generally 4:00 p.m. Eastern Time) on a day the NYSE is open will receive the NAV of the new class calculated that day. Please note that, because the NAV of each class of a Fund will generally vary from the NAVs of the other classes due to differences in expenses, you will receive a different number of shares in the new class than you held in the old class, but the total value of your holdings will remain the same.

TIAA-CREF Fixed-Income & Real Estate Securities Funds  ■  Prospectus     123

The Funds’ market timing policies will not be applicable to share conversions. Please contact the Financial Intermediary or Benefit Plan through which you hold your Fund shares for more information on share conversions. Please note that certain intermediaries or plan sponsors may not permit all types of share conversions. The Funds reserve the right to terminate, suspend or modify the share conversion privilege for any shareholder or group of shareholders.

Voluntary conversions

If you believe that you are eligible to convert your Fund shares to another class, you may place an order for a share conversion by contacting your Relationship Manager. Please contact the Financial Intermediary or Benefit Plan through which you hold your Fund shares regarding conversions. Please be sure to read the applicable sections of the prospectus for the new class in which you wish to convert prior to such a conversion in order to learn more about its different features, performance and expenses. Neither the Funds nor Advisors has any responsibility for reviewing accounts and/or contacting shareholders to apprise them that they may qualify to request a voluntary conversion. Some Financial Intermediaries or Benefit Plans may not allow investors who own Fund shares through them to make share conversions.

Mandatory conversions

The Funds reserve the right to automatically convert shareholders from one class to another if they no longer qualify as eligible for their existing class or if they become eligible for another class. Such mandatory conversions may be as a result of a change in value of an account due to market movements, exchanges or redemptions. The Funds will notify affected shareholders in writing prior to any mandatory conversion.

Important transaction information

Good Order. Purchase, redemption and exchange requests are not processed until received in good order by the Funds’ transfer agent at its processing center (or by another authorized Fund agent). “Good order” means actual receipt of the order along with all information and supporting legal documentation necessary to effect the transaction by the Funds’ transfer agent (or other authorized Fund agent). This information and documentation generally includes the Fund account number, the transaction amount (in dollars or shares), signatures of all account owners exactly as registered on the account and any other information or supporting documentation as the Funds, their transfer agent or other authorized Fund agent may require. With respect to purchase requests, “good order” also generally includes receipt of sufficient funds by the Funds’ transfer agent (or other authorized Fund agent) to effect the purchase. The Funds, their transfer agent or any other authorized Fund agent may, in their sole discretion, determine whether any particular transaction request is in good order and reserve the right to change or waive any good order requirement at any time.

124     Prospectus  ■  TIAA-CREF Fixed-Income & Real Estate Securities Funds

Financial intermediaries or plan sponsors may have their own requirements for considering transaction requests to be in “good order.” If you hold your shares through a financial intermediary or plan sponsor, please contact them for their specific “good order” requirements.

Share Price. If the Funds’ transfer agent (or other authorized Fund agent) receives an order to purchase, redeem or exchange shares that is in good order anytime before close of regular trading on the NYSE (usually 4:00 p.m. Eastern Time), the transaction price will be the NAV per share for that day. If the Funds’ transfer agent (or other authorized Fund agent) receives an order to purchase, redeem or exchange shares that is in good order anytime after the NYSE closes, the transaction price will be the NAV per share calculated the next business day.

The Financial Intermediary or Benefit Plan through which you hold your shares may require you to communicate to it any purchase, redemption or exchange request by a specified deadline earlier than 4:00 p.m. Eastern Time in order to receive that day’s NAV per share as the transaction price.

Large Redemptions—Applicable to All Investors. Please contact the Funds before attempting to redeem a large dollar amount of shares (including exchange requests since they include redemption transactions). Large redemptions of Fund shares may be detrimental to the Funds’ other shareholders because such transactions can adversely affect a portfolio manager’s ability to efficiently manage the Funds. By contacting the Funds before you attempt to redeem a large dollar amount, you may avoid in-kind payment of your request.

Taxpayer Identification Number. Regardless of whether you hold your Fund shares directly or through a Financial Intermediary, you must give the Funds your taxpayer identification number (which, for most individuals, is your Social Security number) and tell the Funds whether or not you are subject to backup withholding. If you do not furnish your taxpayer identification number, redemptions or exchanges of shares, as well as dividends and capital gains distributions, will be subject to backup tax withholding. In addition, if you hold Fund shares directly and do not furnish your taxpayer identification number, then your account application will be rejected and returned.

Changing Your Address. To change the address on an account, please send the Funds a written notification.

Medallion Signature Guarantee. For some transaction requests (for example, when you are redeeming shares within 30 days (for direct investors) or 14 days (for participants holding shares through a plan or account administered by TIAA-CREF) of changing your address, bank or bank account or adding certain new services to an existing account), the Funds may require a Medallion Signature Guarantee of each owner of record of an account. This requirement is designed to protect you and the Funds from fraud, and to comply with rules on stock transfers. A Medallion Signature Guarantee is a written endorsement from an eligible guarantor institution that the signature(s) on the written request is (are) valid. Certain commercial banks, trust companies, savings associations, credit unions and members of U.S. stock exchanges participate in the Medallion

TIAA-CREF Fixed-Income & Real Estate Securities Funds  ■  Prospectus     125

Signature Guarantee program. No other form of signature verification will be accepted. A notary public cannot provide a signature guarantee. For more information about when a Medallion Signature Guarantee may be required, please contact your Financial Intermediary or Benefit Plan.

Transferring Shares. For certain share classes, you can transfer ownership of your account to another person or organization that also qualifies to own the class of shares or change the name on your account by sending the Funds written instructions. Generally, each registered owner of the account must sign the request and provide Medallion Signature Guarantees. When you change the name on an account, shares in that account are transferred to a new account.

Limitations. Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require the Funds to block an account owner’s ability to make certain transactions and thereby refuse to accept a purchase order or any request for transfers or withdrawals, until instructions are received from the appropriate regulator. The Funds may also be required to provide additional information about you and your account to government regulators.

Customer Complaints. Customer complaints may be directed to TIAA-CREF Funds, 730 Third Avenue, New York, NY 10017-3206, Mail Stop 730/07/01, Attention: Director, Distribution Operation Services.

TIAA-CREF Web Center and Telephone Transactions. The Funds are not liable for losses from unauthorized TIAA-CREF Web Center and telephone transactions so long as reasonable procedures designed to verify the identity of the person effecting the transaction are followed. The Funds require the use of personal identification numbers, codes and other procedures designed to reasonably confirm that instructions given through TIAA-CREF’s Web Center or by telephone are genuine. The Funds also tape record telephone instructions and provide written confirmations of such instructions. The Funds accept all telephone instructions that are reasonably believed to be genuine and accurate. However, you should verify the accuracy of your confirmation statements immediately after you receive them. The Funds may suspend or terminate Internet or telephone transaction facilities at any time, for any reason. If you do not want to be able to effect transactions over the telephone, call the Funds for instructions.

Market timing/excessive trading policy—applicable to Money Market Fund, Short-Term Bond Fund and Short-Term Bond Index Fund

The Money Market Fund, Short-Term Bond Fund and Short-Term Bond Index Fund anticipate that shareholders will purchase and sell shares of the Funds frequently because the Funds are generally designed to offer investors a somewhat more liquid investment. For this reason, the Board of Trustees has determined that it is not necessary to adopt policies and procedures designed to detect and deter frequent trading and market-timing in Fund shares.

126     Prospectus  ■  TIAA-CREF Fixed-Income & Real Estate Securities Funds

Market timing/excessive trading policy—applicable to all other Funds

There are shareholders who may try to profit from making transactions back and forth among the Funds and other funds in an effort to “time” the market. As money is shifted in and out of a Fund, the Fund may incur transaction costs, including, among other things, expenses for buying and selling securities. These costs are borne by all Fund shareholders, including long-term investors who do not generate these costs. In addition, market timing can interfere with efficient portfolio management and cause dilution if timers are able to take advantage of pricing inefficiencies. Consequently, the Funds are not appropriate for such market timing and you should not invest in the Funds if you want to engage in market timing activity.

The Board of Trustees has adopted policies and procedures to discourage this market timing activity. Under these policies and procedures, if, within a 60 calendar day period, a shareholder redeems or exchanges any monies out of a Fund, subsequently purchases or exchanges any monies back into the same Fund and then redeems or exchanges any monies out of that Fund, the shareholder will not be permitted to transfer back into the Fund through a purchase or exchange for 90 calendar days.

These market timing policies and procedures will not be applied to certain types of transactions like reinvestments of dividends and capital gains distributions, systematic withdrawals, systematic purchases, automatic rebalancings, death and hardship withdrawals, certain transactions made within a retirement or employee benefit plan, such as contributions, mandatory distributions, loans and plan sponsor-initiated transactions, and other types of transactions specified by the Fund. In addition, the market timing policies and procedures will not apply to certain tuition (529) plan programs, funds of funds, wrap programs, asset allocation programs and other similar programs that are approved by the Funds.

A Fund may also waive the market timing policies and procedures when it is believed that such waiver is in a Fund’s best interest, including but not limited to when it is determined that enforcement of these policies and procedures is not necessary to protect the Fund from the effects of short-term trading.

The Funds also reserve the right to reject any purchase or exchange request, including when it is believed that a request would be disruptive to a Fund’s efficient portfolio management. The Funds also may suspend or terminate your ability to transact by telephone, fax or Internet for any reason, including the prevention of market timing activity. A purchase or exchange request could be rejected or electronic trading privileges could be suspended because of the timing or amount of the investment or because of a history of excessive trading by the investor. Because the Funds have discretion in applying this policy, it is possible that similar transaction activity could be handled differently because of the surrounding circumstances.

TIAA-CREF Fixed-Income & Real Estate Securities Funds  ■  Prospectus     127

Each Fund’s portfolio securities are fair valued, as necessary (most frequently with respect to international holdings), to help ensure that a portfolio security’s true value is reflected in the Fund’s NAV, thereby minimizing any potential stale price arbitrage.

The Funds seek to apply their market timing policies and procedures uniformly to all shareholders, and not to make exceptions with respect to these policies and procedures (beyond the exemptions noted above). The Funds make reasonable efforts to apply these policies and procedures to shareholders who own shares through omnibus accounts. However, an intermediary’s omnibus accounts, by their nature, do not initially identify their individual investors to the Funds, thereby making it more difficult for the Funds to identify market timing activity by such individual investors. At times, the Funds may agree to defer to an intermediary’s market timing policy if the Funds believe that the intermediary’s policy provides comparable protection of Fund shareholders’ interests. The Funds have the right to modify their market timing policies and procedures at any time without advance notice. These efforts may include requesting transaction data from intermediaries from time to time to verify whether a Fund’s policies are being followed and/or to instruct intermediaries to take action against shareholders who have violated a Fund’s market timing policies.

The Funds are not appropriate for market timing. You should not invest in the Funds if you want to engage in market timing activity.

Shareholders seeking to engage in market timing may deploy a variety of strategies to avoid detection, and, despite efforts to discourage market timing, there is no guarantee that the Funds or their agents will be able to identify such shareholders or curtail their trading practices.

If you invest in the Funds through an intermediary, including through a retirement or employee benefit plan, you may be subject to additional market timing or excessive trading policies implemented by the intermediary or plan. Please contact your intermediary or plan sponsor for more details.

Electronic prospectuses

If you received this Prospectus electronically and would like a paper copy, please contact the Funds and one will be sent to you.

Glossary

Code: The Internal Revenue Code of 1986, as amended, including any applicable regulations and Revenue Rulings.

Duration: Duration is a measure of volatility in the price of a bond in response to a change in prevailing interest rates, with a longer duration indicating more volatility. It can be understood as the weighted average of the time to each coupon and principal payment of such a security. For an investment portfolio of fixed-income securities, duration is the weighted average of each security’s

128     Prospectus  ■  TIAA-CREF Fixed-Income & Real Estate Securities Funds

duration. For example, the price of a bond with a duration of two years will rise (fall) two percent for every one percent decrease (increase) in its interest rate.

Equity Investments: Primarily, common stock, preferred stock and securities convertible or exchangeable into common stock, including convertible debt securities, convertible preferred stock and warrants or rights to acquire common stock.

Fixed-Income or Fixed-Income Investments: Primarily, bonds and notes (such as corporate and government debt obligations), mortgage-backed securities, asset-backed securities, and structured securities that generally pay fixed or variable rates of interest; debt obligations issued at a discount from face value (i.e., that have an imputed rate of interest); non-interest-bearing debt securities (i.e., zero coupon bonds); and other non-equity securities that pay dividends.

Foreign Investments: Foreign investments may include securities of foreign issuers, securities or contracts traded or acquired in non-U.S. markets or on non-U.S. exchanges, or securities or contracts payable or denominated in non-U.S. currencies. Obligations issued by U.S. companies in non-U.S. currencies are not considered to be foreign investments.

Foreign Issuers: Foreign issuers generally include (1) companies whose securities are principally traded outside of the United States, (2) companies having their principal business operations outside of the United States,
(3) companies organized outside the United States, and (4) foreign governments and agencies or instrumentalities of foreign governments.

Investment-Grade: A fixed-income security is investment-grade if it is rated in the four highest categories by a nationally recognized statistical rating organization (“NRSRO”) or an unrated security that Advisors determines is of comparable quality.

U.S. Government Securities: Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

Financial highlights

The Financial highlights table is intended to help you understand the financial performance of each class of shares of the Funds for the past five years (or, if the class has not been in operation for five years, since commencement of operations of that class). Certain information reflects financial results for a single share of the Fund. The total returns in the table show the rates that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions).

Please note that since the [Investor] Class of the Funds is newly-operational, no financial highlights information is available for it at this time, but information for the existing classes is reflected in the tables. Because the Short-Term Bond

TIAA-CREF Fixed-Income & Real Estate Securities Funds  ■  Prospectus     129

Index Fund is newly operational, no financial highlights information for this Fund is currently available.

PricewaterhouseCoopers LLP serves as the Funds’ independent registered public accounting firm and has audited the financial statements of each of the Funds for each of the periods presented. Its report appears in the Funds’ Annual Report, which is available without charge upon request.

130     Prospectus  ■  TIAA-CREF Fixed-Income & Real Estate Securities Funds

[This page intentionally left blank.]

TIAA-CREF Fixed-Income & Real Estate Securities Funds  ■  Prospectus     131

Financial highlights

Bond Fund

		Selected per share data
				Gain (loss) from investment operations
								Less distributions from
	For the period or year ended	Net asset value, beginning of period		Net investment income (loss)	[a]	Net realized & unrealized gain (loss) on total investments	Total gain (loss) from investment operations	Net investment income	Net realized gains	Total dividends and distributions
Institutional Class
	3/31/15		$ 10.40	$ 0.24		$ 0.33	$ 0.57	$ (0.24)	$ (0.08)	$ (0.32)
	3/31/14		10.64	0.26		(0.16)	0.10	(0.26)	(0.08)	(0.34)
	3/31/13		10.59	0.27		0.34	0.61	(0.27)	(0.29)	(0.56)
	3/31/12		10.36	0.29		0.50	0.79	(0.29)	(0.27)	(0.56)
	3/31/11	†	10.70	0.15		(0.22)	(0.07)	(0.15)	(0.12)	(0.27)
	9/30/10		10.20	0.35		0.50	0.85	(0.35)	—	(0.35)

Premier Class
	3/31/15		10.41	0.23		0.33	0.56	(0.23)	(0.08)	(0.31)
	3/31/14		10.64	0.24		(0.15)	0.09	(0.24)	(0.08)	(0.32)
	3/31/13		10.59	0.26		0.33	0.59	(0.25)	(0.29)	(0.54)
	3/31/12		10.37	0.28		0.49	0.77	(0.28)	(0.27)	(0.55)
	3/31/11	†	10.71	0.14		(0.22)	(0.08)	(0.14)	(0.12)	(0.26)
	9/30/10		10.20	0.31		0.53	0.84	(0.33)	—	(0.33)

Retirement Class
	3/31/15		10.59	0.22		0.33	0.55	(0.22)	(0.08)	(0.30)
	3/31/14		10.83	0.23		(0.16)	0.07	(0.23)	(0.08)	(0.31)
	3/31/13		10.77	0.25		0.35	0.60	(0.25)	(0.29)	(0.54)
	3/31/12		10.54	0.27		0.50	0.77	(0.27)	(0.27)	(0.54)
	3/31/11	†	10.88	0.14		(0.22)	(0.08)	(0.14)	(0.12)	(0.26)
	9/30/10		10.37	0.32		0.52	0.84	(0.33)	—	(0.33)

Retail Class
	3/31/15		10.58	0.22		0.32	0.54	(0.21)	(0.08)	(0.29)
	3/31/14		10.81	0.23		(0.15)	0.08	(0.23)	(0.08)	(0.31)
	3/31/13		10.76	0.24		0.34	0.58	(0.24)	(0.29)	(0.53)
	3/31/12		10.53	0.27		0.50	0.77	(0.27)	(0.27)	(0.54)
	3/31/11	†	10.87	0.14		(0.22)	(0.08)	(0.14)	(0.12)	(0.26)
	9/30/10		10.36	0.33		0.52	0.85	(0.34)	—	(0.34)

[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[f]	Does not include in-kind transactions.
†	Amounts shown are for the six-month period ended March 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to March 31.

132     Prospectus  ■  TIAA-CREF Fixed-Income & Real Estate Securities Funds

 (continued)

		Ratios and supplemental data

			Ratios to average net assets
Net asset value, end of period	Total return	Net assets at end of period (in thousands)	Gross expenses		Net expenses		Net investment income (loss)		Portfolio turnover rate		Portfolio turnover rate excluding mortgage dollar rolls

$10.65	5.59%	$2,501,853	0.31%		0.31%		2.32%		328%		162%
10.40	0.96	1,882,776	0.32		0.32		2.46		307		156
10.64	5.77	1,951,905	0.32		0.32		2.50		358		196
10.59	7.81	1,759,983	0.33		0.33		2.78		402		140
10.36	(0.67)[b]	1,681,237	0.33	[c]	0.33	[c]	2.80	[c]	161	bf	49	bf
10.70	8.47	2,474,347	0.33		0.33		3.35		216	[f]	67	[f]

10.66	5.43	19,336	0.47		0.47		2.17		328		162
10.41	0.90	17,715	0.47		0.47		2.30		307		156
10.64	5.61	21,595	0.47		0.47		2.35		358		196
10.59	7.54	33,425	0.48		0.48		2.63		402		140
10.37	(0.75)[b]	35,712	0.48	[c]	0.48	[c]	2.65	[c]	161	bf	49	bf
10.71	8.40	22,196	0.48		0.48		2.94		216	[f]	67	[f]

10.84	5.27	266,855	0.56		0.56		2.06		328		162
10.59	0.73	350,208	0.57		0.57		2.21		307		156
10.83	5.55	354,693	0.57		0.57		2.25		358		196
10.77	7.45	327,833	0.58		0.58		2.53		402		140
10.54	(0.76)[b]	261,330	0.58	[c]	0.58	[c]	2.56	[c]	161	bf	49	bf
10.88	8.22	239,160	0.58		0.58		3.06		216	[f]	67	[f]

10.83	5.21	78,781	0.62		0.62		2.01		328		162
10.58	0.75	74,396	0.63		0.63		2.13		307		156
10.81	5.39	90,667	0.63		0.63		2.19		358		196
10.76	7.44	76,117	0.60		0.60		2.50		402		140
10.53	(0.74)[b]	56,163	0.52	[c]	0.52	[c]	2.61	[c]	161	bf	49	bf
10.87	8.31	58,330	0.50		0.50		3.16		216	[f]	67	[f]

TIAA-CREF Fixed-Income & Real Estate Securities Funds  ■  Prospectus     133

Financial highlights

Bond Index Fund

			Selected per share data
				Gain (loss) from investment operations
								Less distributions from
	For the period or year ended		Net asset value, beginning of period	Net investment income (loss)	[a]	Net realized & unrealized gain (loss) on total investments	Total gain (loss) from investment operations	Net investment income	Net realized gains
Institutional Class
	3/31/15		$ 10.67	$ 0.24		$ 0.37	$ 0.61	$ (0.24)	$ (0.01)
	3/31/14		10.93	0.21		(0.25)	(0.04)	(0.21)	(0.01)
	3/31/13		10.77	0.20		0.18	0.38	(0.21)	(0.01)
	3/31/12		10.25	0.26		0.52	0.78	(0.26)	—
	3/31/11	†	10.50	0.13		(0.24)	(0.11)	(0.13)	(0.01)
	9/30/10		10.04	0.31		0.46	0.77	(0.31)	(0.00)[d]

Premier Class
	3/31/15		10.67	0.22		0.37	0.59	(0.22)	(0.01)
	3/31/14		10.93	0.19		(0.25)	(0.06)	(0.19)	(0.01)
	3/31/13		10.77	0.19		0.17	0.36	(0.19)	(0.01)
	3/31/12		10.25	0.24		0.53	0.77	(0.25)	—
	3/31/11	†	10.49	0.12		(0.23)	(0.11)	(0.12)	(0.01)
	9/30/10		10.04	0.30		0.45	0.75	(0.30)	(0.00)[d]

Retirement Class
	3/31/15		10.68	0.21		0.37	0.58	(0.21)	(0.01)
	3/31/14		10.93	0.18		(0.24)	(0.06)	(0.18)	(0.01)
	3/31/13		10.77	0.18		0.17	0.35	(0.18)	(0.01)
	3/31/12		10.26	0.23		0.52	0.75	(0.24)	—
	3/31/11	†	10.50	0.11		(0.23)	(0.12)	(0.11)	(0.01)
	9/30/10		10.04	0.29		0.46	0.75	(0.29)	(0.00)[d]

Retail Class
	3/31/15		10.68	0.20		0.37	0.57	(0.20)	(0.01)
	3/31/14		10.93	0.17		(0.24)	(0.07)	(0.17)	(0.01)
	3/31/13		10.77	0.17		0.17	0.34	(0.17)	(0.01)
	3/31/12		10.26	0.22		0.52	0.74	(0.23)	—
	3/31/11	†	10.50	0.11		(0.23)	(0.12)	(0.11)	(0.01)
	9/30/10		10.04	0.28		0.46	0.74	(0.28)	(0.00)[d]

[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[d]	Amount represents less than $0.01 per share.
[f]	Does not include in-kind transactions.
†	Amounts shown are for the six-month period ended March 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to March 31.

134     Prospectus  ■  TIAA-CREF Fixed-Income & Real Estate Securities Funds

 (continued)

			Ratios and supplemental data

				Ratios to average net assets
Total dividends and distributions	Net asset value, end of period	Total return	Net assets at end of period (in thousands)	Gross expenses		Net expenses		Net investment income (loss)		Portfolio turnover rate

$ (0.25)	$11.03	5.73%	$5,727,975	0.12%		0.12%		2.18%		20%
(0.22)	10.67	(0.39)	4,964,509	0.12		0.12		1.98		23
(0.22)	10.93	3.51	4,174,241	0.14		0.13		1.85		22
(0.26)	10.77	7.69	2,908,947	0.15		0.13		2.42		23
(0.14)	10.25	(1.11)[b]	1,382,598	0.17	[c]	0.13	[c]	2.44	[c]	87	bf
(0.31)	10.50	7.87	411,709	0.31		0.13		3.08		66	[f]

(0.23)	11.03	5.58	48,961	0.27		0.27		2.04		20
(0.20)	10.67	(0.54)	31,048	0.27		0.27		1.82		23
(0.20)	10.93	3.36	27,364	0.29		0.28		1.70		22
(0.25)	10.77	7.53	11,577	0.30		0.28		2.22		23
(0.13)	10.25	(1.09)[b]	2,784	0.33	[c]	0.28	[c]	2.31	[c]	87	bf
(0.30)	10.49	7.61	1,451	0.47		0.28		2.94		66	[f]

(0.22)	11.04	5.47	96,643	0.37		0.37		1.93		20
(0.19)	10.68	(0.55)	73,881	0.37		0.37		1.72		23
(0.19)	10.93	3.25	65,143	0.38		0.38		1.60		22
(0.24)	10.77	7.32	40,874	0.40		0.38		2.11		23
(0.12)	10.26	(1.14)[b]	3,157	0.43	[c]	0.38	[c]	2.19	[c]	87	bf
(0.29)	10.50	7.61	2,887	0.57		0.38		2.82		66	[f]

(0.21)	11.04	5.38	18,307	0.45		0.45		1.85		20
(0.18)	10.68	(0.65)	14,058	0.49		0.48		1.61		23
(0.18)	10.93	3.15	14,344	0.50		0.48		1.52		22
(0.23)	10.77	7.22	12,737	0.49		0.48		2.08		23
(0.12)	10.26	(1.19)[b]	6,242	0.54	[c]	0.48	[c]	2.10	[c]	87	bf
(0.28)	10.50	7.51	4,215	0.66		0.48		2.74		66	[f]

TIAA-CREF Fixed-Income & Real Estate Securities Funds  ■  Prospectus     135

Financial highlights

Bond Plus Fund

		Selected per share data
				Gain (loss) from investment operations
								Less distributions from
	For the period or year ended	Net asset value, beginning of period		Net investment income (loss)	[a]	Net realized & unrealized gain (loss) on total investments	Total gain (loss) from investment operations	Net investment income	Net realized gains	Total dividends and distributions
Institutional Class
	3/31/15		$ 10.58	$ 0.29		$ 0.30	$ 0.59	$ (0.29)	$ (0.13)	$ (0.42)
	3/31/14		10.78	0.28		(0.16)	0.12	(0.28)	(0.04)	(0.32)
	3/31/13		10.56	0.33		0.37	0.70	(0.33)	(0.15)	(0.48)
	3/31/12		10.16	0.38		0.41	0.79	(0.38)	(0.01)	(0.39)
	3/31/11	†	10.36	0.20		(0.20)	0.00 [d]	(0.20)	—	(0.20)
	9/30/10		9.78	0.47		0.58	1.05	(0.47)	—	(0.47)

Premier Class
	3/31/15		10.58	0.27		0.30	0.57	(0.27)	(0.13)	(0.40)
	3/31/14		10.78	0.27		(0.16)	0.11	(0.27)	(0.04)	(0.31)
	3/31/13		10.56	0.31		0.37	0.68	(0.31)	(0.15)	(0.46)
	3/31/12		10.16	0.36		0.41	0.77	(0.36)	(0.01)	(0.37)
	3/31/11	†	10.36	0.19		(0.20)	(0.01)	(0.19)	—	(0.19)
	9/30/10		9.78	0.40		0.63	1.03	(0.45)	—	(0.45)

Retirement Class
	3/31/15		10.59	0.26		0.30	0.56	(0.26)	(0.13)	(0.39)
	3/31/14		10.80	0.26		(0.17)	0.09	(0.26)	(0.04)	(0.30)
	3/31/13		10.57	0.30		0.38	0.68	(0.30)	(0.15)	(0.45)
	3/31/12		10.17	0.35		0.41	0.76	(0.35)	(0.01)	(0.36)
	3/31/11	†	10.37	0.18		(0.20)	(0.02)	(0.18)	—	(0.18)
	9/30/10		9.79	0.43		0.59	1.02	(0.44)	—	(0.44)

Retail Class
	3/31/15		10.60	0.26		0.29	0.55	(0.25)	(0.13)	(0.38)
	3/31/14		10.80	0.25		(0.16)	0.09	(0.25)	(0.04)	(0.29)
	3/31/13		10.58	0.29		0.37	0.66	(0.29)	(0.15)	(0.44)
	3/31/12		10.18	0.35		0.41	0.76	(0.35)	(0.01)	(0.36)
	3/31/11	†	10.38	0.18		(0.20)	(0.02)	(0.18)	—	(0.18)
	9/30/10		9.80	0.45		0.58	1.03	(0.45)	—	(0.45)

[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[d]	Amount represents less than $0.01 per share.
†	Amounts shown are for the six-month period ended March 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to March 31.

136     Prospectus  ■  TIAA-CREF Fixed-Income & Real Estate Securities Funds

 (continued)

		Ratios and supplemental data

			Ratios to average net assets
Net asset value, end of period	Total return	Net assets at end of period (in thousands)	Gross expenses		Net expenses		Net investment income (loss)		Portfolio turnover rate		Portfolio turnover rate excluding mortgage dollar rolls

$10.75	5.66%	$2,522,232	0.32%		0.32%		2.71%		285%		133%
10.58	1.20	1,807,530	0.33		0.33		2.70		290		97
10.78	6.69	846,872	0.34		0.34		3.05		268		108
10.56	7.91	718,619	0.35		0.35		3.62		221		105
10.16	(0.03)[b]	496,173	0.37	[c]	0.35	[c]	3.90	[c]	99	[b]	63	[b]
10.36	10.98	238,020	0.37		0.35		4.68		158		90

10.75	5.60	17,022	0.47		0.47		2.57		285		133
10.58	0.95	12,140	0.48		0.48		2.51		290		97
10.78	6.53	16,773	0.49		0.49		2.89		268		108
10.56	7.75	12,334	0.50		0.50		3.45		221		105
10.16	(0.11)[b]	11,028	0.52	[c]	0.50	[c]	3.69	[c]	99	[b]	63	[b]
10.36	10.82	10,857	0.52		0.50		3.89		158		90

10.76	5.39	200,632	0.57		0.57		2.46		285		133
10.59	0.86	194,476	0.58		0.58		2.44		290		97
10.80	6.52	151,447	0.59		0.59		2.79		268		108
10.57	7.64	95,480	0.60		0.60		3.36		221		105
10.17	(0.16)[b]	72,668	0.62	[c]	0.60	[c]	3.58	[c]	99	[b]	63	[b]
10.37	10.70	92,179	0.62		0.60		4.34		158		90

10.77	5.31	270,579	0.64		0.64		2.39		285		133
10.60	0.86	262,239	0.67		0.67		2.34		290		97
10.80	6.32	288,131	0.68		0.68		2.71		268		108
10.58	7.59	275,663	0.64		0.64		3.33		221		105
10.18	(0.14)[b]	265,818	0.59	[c]	0.58	[c]	3.62	[c]	99	[b]	63	[b]
10.38	10.78	277,069	0.54		0.52		4.50		158		90

TIAA-CREF Fixed-Income & Real Estate Securities Funds  ■  Prospectus     137

Financial highlights

High-Yield Fund

			Selected per share data
				Gain (loss) from investment operations
								Less distributions from
	For the period or year ended		Net asset value, beginning of period	Net investment income (loss)	[a]	Net realized & unrealized gain (loss) on total investments	Total gain (loss) from investment operations	Net investment income	Net realized gains
Institutional Class
	3/31/15		$ 10.38	$ 0.55		$ (0.32)	$ 0.23	$ (0.55)	$ (0.12)
	3/31/14		10.51	0.57		0.11	0.68	(0.57)	(0.24)
	3/31/13		9.97	0.61		0.57	1.18	(0.61)	(0.03)
	3/31/12		9.99	0.68		(0.02)	0.66	(0.68)	—
	3/31/11	†	9.74	0.35		0.25	0.60	(0.35)	—
	9/30/10		9.04	0.72		0.70	1.42	(0.72)	—

Premier Class
	3/31/15		10.39	0.54		(0.33)	0.21	(0.54)	(0.12)
	3/31/14		10.51	0.55		0.13	0.68	(0.56)	(0.24)
	3/31/13		9.97	0.59		0.58	1.17	(0.60)	(0.03)
	3/31/12		9.99	0.66		(0.02)	0.64	(0.66)	—
	3/31/11	†	9.74	0.34		0.25	0.59	(0.34)	—
	9/30/10		9.04	0.71		0.70	1.41	(0.71)	—

Retirement Class
	3/31/15		10.38	0.52		(0.31)	0.21	(0.53)	(0.12)
	3/31/14		10.51	0.54		0.11	0.65	(0.54)	(0.24)
	3/31/13		9.96	0.58		0.59	1.17	(0.59)	(0.03)
	3/31/12		9.99	0.65		(0.03)	0.62	(0.65)	—
	3/31/11	†	9.74	0.34		0.25	0.59	(0.34)	—
	9/30/10		9.04	0.70		0.70	1.40	(0.70)	—

Retail Class
	3/31/15		10.43	0.52		(0.32)	0.20	(0.53)	(0.12)
	3/31/14		10.56	0.54		0.11	0.65	(0.54)	(0.24)
	3/31/13		10.01	0.58		0.58	1.16	(0.58)	(0.03)
	3/31/12		10.03	0.65		(0.02)	0.63	(0.65)	—
	3/31/11	†	9.78	0.34		0.25	0.59	(0.34)	—
	9/30/10		9.08	0.71		0.70	1.41	(0.71)	—

[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
†	Amounts shown are for the six-month period ended March 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to March 31.

138     Prospectus  ■  TIAA-CREF Fixed-Income & Real Estate Securities Funds

 (continued)

				Ratios and supplemental data

					Ratios to average net assets
Total dividends and distributions	Net asset value, end of period	Total return		Net assets at end of period (in thousands)	Gross expenses		Net expenses		Net investment income (loss)		Portfolio turnover rate

$ (0.67)	$9.94	2.33%		$2,154,591	0.36%		0.36%		5.41%		71%
(0.81)	10.38	6.78		1,790,122	0.37		0.37		5.51		69
(0.64)	10.51	12.21		1,493,399	0.38		0.38		5.96		83
(0.68)	9.97	6.91		889,869	0.39		0.39		6.90		62
(0.35)	9.99	6.22	[b]	527,004	0.40	[c]	0.40	[c]	7.04	[c]	43	[b]
(0.72)	9.74	16.41		398,933	0.41		0.40		7.76		109

(0.66)	9.94	2.08		33,545	0.51		0.51		5.26		71
(0.80)	10.39	6.72		30,851	0.52		0.52		5.36		69
(0.63)	10.51	12.05		32,381	0.53		0.53		5.80		83
(0.66)	9.97	6.75		20,842	0.54		0.54		6.74		62
(0.34)	9.99	6.14	[b]	30,472	0.55	[c]	0.55	[c]	6.87	[c]	43	[b]
(0.71)	9.74	16.23		16,836	0.56		0.55		7.52		109

(0.65)	9.94	2.08		245,574	0.61		0.61		5.10		71
(0.78)	10.38	6.51		402,054	0.62		0.62		5.26		69
(0.62)	10.51	12.05		300,278	0.63		0.63		5.72		83
(0.65)	9.96	6.54		202,282	0.64		0.64		6.65		62
(0.34)	9.99	6.09	[b]	176,489	0.65	[c]	0.65	[c]	6.78	[c]	43	[b]
(0.70)	9.74	16.12		166,383	0.66		0.65		7.49		109

(0.65)	9.98	1.97		541,978	0.64		0.64		5.11		71
(0.78)	10.43	6.48		600,237	0.65		0.65		5.23		69
(0.61)	10.56	11.98		437,147	0.67		0.67		5.67		83
(0.65)	10.01	6.63		249,119	0.66		0.66		6.62		62
(0.34)	10.03	6.11	[b]	169,337	0.59	[c]	0.59	[c]	6.85	[c]	43	[b]
(0.71)	9.78	16.18		156,374	0.58		0.57		7.60		109

TIAA-CREF Fixed-Income & Real Estate Securities Funds  ■  Prospectus     139

Financial highlights

Inflation-Linked Bond Fund

			Selected per share data
				Gain (loss) from investment operations
								Less distributions from
	For the period or year ended		Net asset value, beginning of period	Net investment income (loss)	[a]	Net realized & unrealized gain (loss) on total investments	Total gain (loss) from investment operations	Net investment income	Net realized gains
Institutional Class
	3/31/15		$ 11.41	$ 0.02		$ 0.31	$ 0.33	$ (0.21)	$ (0.01)
	3/31/14		12.40	0.20		(1.01)	(0.81)	(0.17)	(0.01)
	3/31/13		12.07	0.21		0.43	0.64	(0.25)	(0.06)
	3/31/12		11.16	0.36		0.95	1.31	(0.39)	(0.01)
	3/31/11	†	11.21	0.17		(0.05)	0.12	(0.17)	—
	9/30/10		10.53	0.27		0.67	0.94	(0.26)	—

Premier Class
	3/31/15		11.39	0.01		0.30	0.31	(0.20)	(0.01)
	3/31/14		12.38	0.22		(1.05)	(0.83)	(0.15)	(0.01)
	3/31/13		12.06	0.24		0.38	0.62	(0.24)	(0.06)
	3/31/12		11.15	0.37		0.92	1.29	(0.37)	(0.01)
	3/31/11	†	11.21	0.16		(0.06)	0.10	(0.16)	—
	9/30/10		10.53	0.13		0.80	0.93	(0.25)	—

Retirement Class
	3/31/15		11.50	0.04		0.27	0.31	(0.20)	(0.01)
	3/31/14		12.50	0.18		(1.03)	(0.85)	(0.14)	(0.01)
	3/31/13		12.18	0.19		0.42	0.61	(0.23)	(0.06)
	3/31/12		11.25	0.36		0.94	1.30	(0.36)	(0.01)
	3/31/11	†	11.31	0.15		(0.06)	0.09	(0.15)	—
	9/30/10		10.62	0.24		0.68	0.92	(0.23)	—

Retail Class
	3/31/15		11.16	0.01		0.27	0.28	(0.19)	(0.01)
	3/31/14		12.13	0.18		(1.01)	(0.83)	(0.13)	(0.01)
	3/31/13		11.84	0.17		0.41	0.58	(0.23)	(0.06)
	3/31/12		10.95	0.34		0.92	1.26	(0.36)	(0.01)
	3/31/11	†	11.00	0.16		(0.05)	0.11	(0.16)	—
	9/30/10		10.34	0.24		0.66	0.90	(0.24)	—

[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
†	Amounts shown are for the six-month period ended March 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to March 31.

140     Prospectus  ■  TIAA-CREF Fixed-Income & Real Estate Securities Funds

 (continued)

				Ratios and supplemental data

					Ratios to average net assets
Total dividends and distributions	Net asset value, end of period	Total return		Net assets at end of period (in thousands)	Gross expenses		Net expenses		Net investment income (loss)		Portfolio turnover rate

$ (0.22)	$11.52	2.92%		$1,713,985	0.26%		0.26%		0.16%		17%
(0.18)	11.41	(6.55)		1,472,700	0.27		0.27		1.68		10
(0.31)	12.40	5.28		1,428,566	0.27		0.27		1.72		14
(0.40)	12.07	11.92		1,174,406	0.28		0.28		3.07		13
(0.17)	11.16	1.05	[b]	771,048	0.29	[c]	0.29	[c]	3.01	[c]	7	[b]
(0.26)	11.21	9.04		737,043	0.32		0.32		2.47		12

(0.21)	11.49	2.76		7,545	0.42		0.42		0.08		17
(0.16)	11.39	(6.72)		7,433	0.42		0.42		1.90		10
(0.30)	12.38	5.12		14,323	0.42		0.42		1.89		14
(0.38)	12.06	11.77		18,303	0.43		0.43		3.13		13
(0.16)	11.15	0.89	[b]	15,832	0.44	[c]	0.44	[c]	2.88	[c]	7	[b]
(0.25)	11.21	8.89		14,474	0.47		0.47		1.19		12

(0.21)	11.60	2.67		166,302	0.51		0.51		0.32		17
(0.15)	11.50	(6.82)		190,395	0.52		0.52		1.54		10
(0.29)	12.50	5.02		220,926	0.52		0.52		1.48		14
(0.37)	12.18	11.73		191,083	0.53		0.53		3.01		13
(0.15)	11.25	0.83	[b]	176,090	0.54	[c]	0.54	[c]	2.77	[c]	7	[b]
(0.23)	11.31	8.80		175,037	0.57		0.57		2.20		12

(0.20)	11.24	2.55		138,801	0.57		0.57		0.08		17
(0.14)	11.16	(6.85)		150,162	0.59		0.59		1.55		10
(0.29)	12.13	4.90		220,169	0.58		0.58		1.43		14
(0.37)	11.84	11.68		201,227	0.55		0.55		2.91		13
(0.16)	10.95	0.98	[b]	146,917	0.47	[c]	0.47	[c]	2.80	[c]	7	[b]
(0.24)	11.00	8.84		147,427	0.49		0.49		2.30		12

TIAA-CREF Fixed-Income & Real Estate Securities Funds  ■  Prospectus     141

Financial highlights

Short-Term Bond Fund

			Selected per share data
				Gain (loss) from investment operations
								Less distributions from
	For the period or year ended		Net asset value, beginning of period	Net investment income (loss)	[a]	Net realized & unrealized gain (loss) on total investments	Total gain (loss) from investment operations	Net investment income	Net realized gains
Institutional Class
	3/31/15		$ 10.41	$ 0.13		$ (0.01)	$ 0.12	$ (0.13)	$ (0.01)
	3/31/14		10.52	0.15		(0.09)	0.06	(0.15)	(0.02)
	3/31/13		10.40	0.16		0.13	0.29	(0.16)	(0.01)
	3/31/12		10.30	0.20		0.16	0.36	(0.20)	(0.06)
	3/31/11	†	10.43	0.11		(0.13)	(0.02)	(0.11)	—
	9/30/10		10.11	0.28		0.32	0.60	(0.28)	—

Premier Class
	3/31/15		10.42	0.12		(0.01)	0.11	(0.12)	(0.01)
	3/31/14		10.53	0.13		(0.09)	0.04	(0.13)	(0.02)
	3/31/13		10.41	0.15		0.13	0.28	(0.15)	(0.01)
	3/31/12		10.31	0.18		0.16	0.34	(0.18)	(0.06)
	3/31/11	†	10.43	0.10		(0.12)	(0.02)	(0.10)	—
	9/30/10		10.11	0.25		0.34	0.59	(0.27)	—

Retirement Class
	3/31/15		10.42	0.11		(0.01)	0.10	(0.11)	(0.01)
	3/31/14		10.53	0.12		(0.09)	0.03	(0.12)	(0.02)
	3/31/13		10.41	0.13		0.14	0.27	(0.14)	(0.01)
	3/31/12		10.31	0.17		0.16	0.33	(0.17)	(0.06)
	3/31/11	†	10.44	0.10		(0.13)	(0.03)	(0.10)	—
	9/30/10		10.12	0.25		0.33	0.58	(0.26)	—

Retail Class
	3/31/15		10.42	0.10		(0.01)	0.09	(0.10)	(0.01)
	3/31/14		10.53	0.12		(0.09)	0.03	(0.12)	(0.02)
	3/31/13		10.41	0.13		0.13	0.26	(0.13)	(0.01)
	3/31/12		10.31	0.17		0.16	0.33	(0.17)	(0.06)
	3/31/11	†	10.44	0.10		(0.13)	(0.03)	(0.10)	—
	9/30/10		10.12	0.26		0.33	0.59	(0.27)	—

[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
†	Amounts shown are for the six-month period ended March 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to March 31.

142     Prospectus  ■  TIAA-CREF Fixed-Income & Real Estate Securities Funds

 (continued)

			Ratios and supplemental data

				Ratios to average net assets
Total dividends and distributions	Net asset value, end of period	Total return	Net assets at end of period (in thousands)	Gross expenses		Net expenses		Net investment income (loss)		Portfolio turnover rate

$ (0.14)	$10.39	1.18%	$1,170,805	0.27%		0.27%		1.28%		114%
(0.17)	10.41	0.56	938,244	0.28		0.28		1.42		112
(0.17)	10.52	2.82	646,931	0.29		0.29		1.52		78
(0.26)	10.40	3.53	431,936	0.31		0.30		1.90		146
(0.11)	10.30	(0.20)[b]	255,835	0.32	[c]	0.30	[c]	2.11	[c]	93	[b]
(0.28)	10.43	6.05	176,043	0.33		0.30		2.74		95

(0.13)	10.40	1.02	10,103	0.42		0.42		1.13		114
(0.15)	10.42	0.41	11,982	0.43		0.43		1.27		112
(0.16)	10.53	2.67	16,257	0.44		0.44		1.42		78
(0.24)	10.41	3.37	21,211	0.45		0.45		1.75		146
(0.10)	10.31	(0.18)[b]	19,881	0.47	[c]	0.45	[c]	1.95	[c]	93	[b]
(0.27)	10.43	5.89	19,884	0.48		0.45		2.39		95

(0.12)	10.40	0.92	100,515	0.52		0.52		1.04		114
(0.14)	10.42	0.31	206,496	0.53		0.53		1.18		112
(0.15)	10.53	2.56	334,477	0.54		0.54		1.26		78
(0.23)	10.41	3.27	188,614	0.55		0.55		1.65		146
(0.10)	10.31	(0.32)[b]	134,128	0.57	[c]	0.55	[c]	1.86	[c]	93	[b]
(0.26)	10.44	5.79	121,535	0.58		0.55		2.42		95

(0.11)	10.40	0.87	152,100	0.58		0.58		0.98		114
(0.14)	10.42	0.25	169,391	0.60		0.60		1.10		112
(0.14)	10.53	2.50	184,637	0.60		0.60		1.22		78
(0.23)	10.41	3.24	166,750	0.58		0.57		1.64		146
(0.10)	10.31	(0.30)[b]	155,623	0.52	[c]	0.50	[c]	1.91	[c]	93	[b]
(0.27)	10.44	5.87	149,768	0.50		0.47		2.58		95

TIAA-CREF Fixed-Income & Real Estate Securities Funds  ■  Prospectus     143

Financial highlights

Social Choice Bond Fund

		Selected per share data
				Gain (loss) from investment operations
								Less distributions from
	For the period or year ended	Net asset value, beginning of period		Net investment income (loss)	[a]	Net realized & unrealized gain (loss) on total investments	Total gain (loss) from investment operations	Net investment income	Net realized gains
Institutional Class
	3/31/15		$ 9.98	$ 0.21		$ 0.60	$ 0.81	$ (0.21)	$ (0.13)
	3/31/14		10.03	0.17		(0.04)	0.13	(0.17)	(0.01)
	3/31/13	‡	10.00	0.06		0.08	0.14	(0.06)	(0.05)

Premier Class
	3/31/15		9.98	0.20		0.60	0.80	(0.20)	(0.13)
	3/31/14		10.03	0.16		(0.04)	0.12	(0.16)	(0.01)
	3/31/13	‡	10.00	0.05		0.08	0.13	(0.05)	(0.05)

Retirement Class
	3/31/15		9.98	0.19		0.60	0.79	(0.19)	(0.13)
	3/31/14		10.03	0.16		(0.05)	0.11	(0.15)	(0.01)
	3/31/13	‡	10.00	0.05		0.08	0.13	(0.05)	(0.05)

Retail Class
	3/31/15		9.98	0.19		0.59	0.78	(0.18)	(0.13)
	3/31/14		10.03	0.14		(0.04)	0.10	(0.14)	(0.01)
	3/31/13	‡	10.00	0.05		0.07	0.12	(0.04)	(0.05)

[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
‡	The Fund commenced operations on September 21, 2012.

144     Prospectus  ■  TIAA-CREF Fixed-Income & Real Estate Securities Funds

 (continued)

				Ratios and supplemental data

					Ratios to average net assets
Total dividends and distributions	Net asset value, end of period	Total return		Net assets at end of period (in thousands)	Gross expenses		Net expenses		Net investment income (loss)		Portfolio turnover rate

$ (0.34)	$10.45	8.19%		$276,997	0.45%		0.40%		2.08%		459%
(0.18)	9.98	1.33		85,771	0.59		0.40		1.76		393
(0.11)	10.03	1.41	[b]	50,034	1.29	[c]	0.40	[c]	1.18	[c]	186	[b]

(0.33)	10.45	8.03		5,359	0.61		0.55		1.93		459
(0.17)	9.98	1.18		2,019	0.75		0.55		1.64		393
(0.10)	10.03	1.33	[b]	1,013	1.78	[c]	0.55	[c]	1.02	[c]	186	[b]

(0.32)	10.45	7.93		100,119	0.70		0.65		1.87		459
(0.16)	9.98	1.08		6,631	0.85		0.65		1.56		393
(0.10)	10.03	1.28	[b]	2,152	1.77	[c]	0.65	[c]	0.97	[c]	186	[b]

(0.31)	10.45	7.99		46,434	0.73		0.68		1.83		459
(0.15)	9.98	0.89		6,717	0.92		0.74		1.45		393
(0.09)	10.03	1.22	[b]	2,755	1.94	[c]	0.75	[c]	0.88	[c]	186	[b]

TIAA-CREF Fixed-Income & Real Estate Securities Funds  ■  Prospectus     145

Financial highlights

Tax-Exempt Bond Fund

			Selected per share data
				Gain (loss) from investment operations
								Less distributions from
	For the period or year ended		Net asset value, beginning of period	Net investment income (loss)	[a]	Net realized & unrealized gain (loss) on total investments	Total gain (loss) from investment operations	Net investment income	Net realized gains
Institutional Class
	3/31/15		$ 10.51	$ 0.24		$ 0.41	$ 0.65	$ (0.23)	$ (0.11)
	3/31/14		11.08	0.25		(0.51)	(0.26)	(0.25)	(0.06)
	3/31/13		10.86	0.32		0.30	0.62	(0.32)	(0.08)
	3/31/12		10.06	0.34		0.80	1.14	(0.34)	—
	3/31/11	†	10.80	0.19		(0.63)	(0.44)	(0.19)	(0.11)
	9/30/10		10.51	0.38		0.31	0.69	(0.38)	(0.02)

Retail Class
	3/31/15		10.52	0.20		0.43	0.63	(0.20)	(0.11)
	3/31/14		11.10	0.22		(0.52)	(0.30)	(0.22)	(0.06)
	3/31/13		10.88	0.29		0.30	0.59	(0.29)	(0.08)
	3/31/12		10.07	0.32		0.81	1.13	(0.32)	—
	3/31/11	†	10.81	0.18		(0.63)	(0.45)	(0.18)	(0.11)
	9/30/10		10.52	0.37		0.31	0.68	(0.37)	(0.02)

[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
†	Amounts shown are for the six-month period ended March 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to March 31.

146     Prospectus  ■  TIAA-CREF Fixed-Income & Real Estate Securities Funds

 (continued)

			Ratios and supplemental data

				Ratios to average net assets
Total dividends and distributions	Net asset value, end of period	Total return	Net assets at end of period (in thousands)	Gross expenses		Net expenses		Net investment income (loss)		Portfolio turnover rate

$ (0.34)	$10.82	6.27%	$43,616	0.35%		0.35%		2.19%		155%
(0.31)	10.51	(2.33)	9,626	0.35		0.35		2.33		155
(0.40)	11.08	5.74	10,155	0.35		0.35		2.89		49
(0.34)	10.86	11.46	9,508	0.38		0.35		3.21		59
(0.30)	10.06	(4.07)[b]	10,003	0.40	[c]	0.35	[c]	3.70	[c]	11	[b]
(0.40)	10.80	6.75	14,845	0.38		0.35		3.66		29

(0.31)	10.84	6.07	306,179	0.63		0.63		1.90		155
(0.28)	10.52	(2.69)	327,779	0.63		0.63		2.06		155
(0.37)	11.10	5.44	397,445	0.63		0.63		2.61		49
(0.32)	10.88	11.30	341,517	0.62		0.59		2.96		59
(0.29)	10.07	(4.14)[b]	281,980	0.55	[c]	0.51	[c]	3.56	[c]	11	[b]
(0.39)	10.81	6.61	318,965	0.52		0.49		3.52		29

TIAA-CREF Fixed-Income & Real Estate Securities Funds  ■  Prospectus     147

Financial highlights

Money Market Fund

			Selected per share data
				Gain (loss) from investment operations
									Less distributions from
	For the period or year ended		Net asset value, beginning of period	Net investment income (loss)	[a]	Net realized & unrealized gain (loss) on total investments	Total gain (loss) from investment operations		Net investment income	Net realized gains
Institutional Class
	3/31/15		$ 1.00	$ —		$ —	$ —		$ —	$ —
	3/31/14		1.00	0.00	[d]	—	0.00	[d]	(0.00)[d]	0.00	[d]
	3/31/13		1.00	0.00	[d]	—	0.00	[d]	(0.00)[d]	—
	3/31/12		1.00	0.00	[d]	—	0.00	[d]	(0.00)[d]	—
	3/31/11	†	1.00	0.00	[d]	—	0.00	[d]	(0.00)[d]	—
	9/30/10		1.00	0.00	[d]	—	0.00	[d]	(0.00)[d]	—

Premier Class
	3/31/15		1.00	—		—	—		—	—
	3/31/14		1.00	0.00	[d]	—	0.00	[d]	—	0.00	[d]
	3/31/13		1.00	—		—	—		—	—
	3/31/12		1.00	—		—	—		—	—
	3/31/11	†	1.00	—		—	—		—	—
	9/30/10		1.00	0.00	[d]	—	0.00	[d]	(0.00)[d]	—

Retirement Class
	3/31/15		1.00	—		—	—		—	—
	3/31/14		1.00	0.00	[d]	—	0.00	[d]	—	0.00	[d]
	3/31/13		1.00	—		—	—		—	—
	3/31/12		1.00	—		—	—		—	—
	3/31/11	†	1.00	—		—	—		—	—
	9/30/10		1.00	0.00	[d]	—	0.00	[d]	(0.00)[d]	—

Retail Class
	3/31/15		1.00	—		—	—		—	—
	3/31/14		1.00	0.00	[d]	—	0.00	[d]	—	0.00	[d]
	3/31/13		1.00	—		—	—		—	—
	3/31/12		1.00	—		—	—		—	—
	3/31/11	†	1.00	—		—	—		—	—
	9/30/10		1.00	0.00	[d]	—	—		(0.00)[d]	—

[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[d]	Amount represents less than $0.01 per share.
†	Amounts shown are for the six-month period ended March 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to March 31.

148     Prospectus  ■  TIAA-CREF Fixed-Income & Real Estate Securities Funds

 (continued)

				Ratios and supplemental data

					Ratios to average net assets
Total dividends and distributions	Net asset value, end of period	Total return		Net assets at end of period (in thousands)	Gross expenses		Net expenses		Net investment income (loss)		Portfolio turnover rate

$ —	$1.00	0.00%		$316,667	0.14%		0.12%		0.00%		—
(0.00)[d]	1.00	0.01		345,892	0.13		0.13		0.01		—
(0.00)[d]	1.00	0.05		293,090	0.14		0.14		0.05		—
(0.00)[d]	1.00	0.03		469,588	0.13		0.13		0.03		—
(0.00)[d]	1.00	0.04	[b]	427,230	0.15	[c]	0.15	[c]	0.09	[c]	—
(0.00)[d]	1.00	0.13		433,888	0.15		0.15		0.13		—

—	1.00	0.00		4,247	0.29		0.12		0.00		—
—	1.00	0.00		5,371	0.28		0.14		0.00		—
—	1.00	0.00		8,929	0.29		0.19		0.00		—
—	1.00	0.00		6,706	0.28		0.16		0.00		—
—	1.00	0.00	[b]	15,678	0.30	[c]	0.23	[c]	0.00	[c]	—
(0.00)[d]	1.00	0.00		12,431	0.29		0.27		0.00		—

—	1.00	0.00		88,424	0.39		0.12		0.00		—
—	1.00	0.00		90,363	0.38		0.14		0.00		—
—	1.00	0.00		73,609	0.39		0.19		0.00		—
—	1.00	0.00		80,690	0.39		0.16		0.00		—
—	1.00	0.00	[b]	64,760	0.40	[c]	0.23	[c]	0.00	[c]	—
(0.00)[d]	1.00	0.00		79,434	0.40		0.27		0.00		—

—	1.00	0.00		365,853	0.48		0.12		0.00		—
—	1.00	0.00		415,477	0.50		0.14		0.00		—
—	1.00	0.00		429,522	0.51		0.19		0.00		—
—	1.00	0.00		486,370	0.44		0.16		0.00		—
—	1.00	0.00	[b]	582,093	0.39	[c]	0.23	[c]	0.00	[c]	—
(0.00)[d]	1.00	0.00		650,426	0.33		0.27		0.00		—

TIAA-CREF Fixed-Income & Real Estate Securities Funds  ■  Prospectus     149

Financial highlights

Real Estate Securities Fund

		Selected per share data
				Gain (loss) from investment operations
								Less distributions from
	For the period or year ended	Net asset value, beginning of period		Net investment income (loss)	[a]	Net realized & unrealized gain (loss) on total investments	Total gain (loss) from investment operations	Net investment income	Net realized gains	Return of capital
Institutional Class
	3/31/15		$ 13.20	$ 0.26		$ 2.97	$ 3.23	$ (0.25)	$ (0.26)	$ —
	3/31/14		13.05	0.26		0.34	0.60	(0.25)	(0.20)	—
	3/31/13		11.87	0.19		1.21	1.40	(0.22)	—	—
	3/31/12		10.75	0.19		1.09	1.28	(0.16)	—	—
	3/31/11	†	9.35	0.05		1.42	1.47	(0.07)	—	—
	9/30/10		7.24	0.19		2.12	2.31	(0.18)	—	(0.02)

Premier Class
	3/31/15		13.21	0.25		2.96	3.21	(0.23)	(0.26)	—
	3/31/14		13.05	0.24		0.35	0.59	(0.23)	(0.20)	—
	3/31/13		11.88	0.17		1.20	1.37	(0.20)	—	—
	3/31/12		10.75	0.18		1.10	1.28	(0.15)	—	—
	3/31/11	†	9.36	0.05		1.41	1.46	(0.07)	—	—
	9/30/10		7.24	0.14		2.17	2.31	(0.17)	(0.02)	—

Retirement Class
	3/31/15		13.64	0.23		3.07	3.30	(0.21)	(0.26)	—
	3/31/14		13.46	0.24		0.36	0.60	(0.22)	(0.20)	—
	3/31/13		12.25	0.17		1.23	1.40	(0.19)	—	—
	3/31/12		11.08	0.17		1.14	1.31	(0.14)	—	—
	3/31/11	†	9.64	0.04		1.46	1.50	(0.06)	—	—
	9/30/10		7.46	0.17		2.19	2.36	(0.16)	—	(0.02)

Retail Class
	3/31/15		13.12	0.22		2.95	3.17	(0.21)	(0.26)	—
	3/31/14		12.97	0.22		0.34	0.56	(0.21)	(0.20)	—
	3/31/13		11.80	0.14		1.21	1.35	(0.18)	—	—
	3/31/12		10.69	0.15		1.09	1.24	(0.13)	—	—
	3/31/11	†	9.30	0.04		1.41	1.45	(0.06)	—	—
	9/30/10		7.20	0.17		2.11	2.28	(0.16)	—	(0.02)

[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
†	Amounts shown are for the six-month period ended March 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to March 31.

150     Prospectus  ■  TIAA-CREF Fixed-Income & Real Estate Securities Funds

 (concluded)

				Ratios and supplemental data

					Ratios to average net assets
Total dividends and distributions	Net asset value, end of period	Total return		Net assets at end of period (in thousands)	Gross expenses		Net expenses		Net investment income (loss)		Portfolio turnover rate

$ (0.51)	$15.92	24.80%		$1,379,388	0.52%		0.52%		1.79%		29%
(0.45)	13.20	4.89		950,769	0.52		0.52		2.00		65
(0.22)	13.05	11.88		864,577	0.53		0.53		1.53		50
(0.16)	11.87	12.16		644,849	0.54		0.54		1.73		75
(0.07)	10.75	15.80	[b]	334,174	0.59	[c]	0.57	[c]	0.98	[c]	30	[b]
(0.20)	9.35	32.16		265,753	0.56		0.56		2.29		66

(0.49)	15.93	24.59		65,159	0.67		0.67		1.72		29
(0.43)	13.21	4.81		47,330	0.67		0.67		1.88		65
(0.20)	13.05	11.62		62,709	0.68		0.68		1.37		50
(0.15)	11.88	12.06		58,528	0.68		0.68		1.67		75
(0.07)	10.75	15.60	[b]	75,047	0.74	[c]	0.72	[c]	1.03	[c]	30	[b]
(0.19)	9.36	32.12		31,260	0.71		0.71		1.56		66

(0.47)	16.47	24.50		370,757	0.77		0.77		1.53		29
(0.42)	13.64	4.70		238,718	0.77		0.77		1.76		65
(0.19)	13.46	11.47		253,707	0.78		0.78		1.30		50
(0.14)	12.25	11.96		249,433	0.78		0.78		1.54		75
(0.06)	11.08	15.60	[b]	289,161	0.83	[c]	0.82	[c]	0.77	[c]	30	[b]
(0.18)	9.64	31.85		280,763	0.81		0.81		1.98		66

(0.47)	15.82	24.41		239,535	0.83		0.83		1.49		29
(0.41)	13.12	4.56		180,245	0.86		0.86		1.68		65
(0.18)	12.97	11.49		187,722	0.87		0.87		1.17		50
(0.13)	11.80	11.79		141,355	0.84		0.84		1.42		75
(0.06)	10.69	15.64	[b]	124,104	0.84	[c]	0.83	[c]	0.75	[c]	30	[b]
(0.18)	9.30	31.95		102,686	0.77		0.77		2.08		66

TIAA-CREF Fixed-Income & Real Estate Securities Funds  ■  Prospectus     151

[This page intentionally left blank.]

[This page intentionally left blank.]

For more information about TIAA-CREF Funds

Statement of Additional Information (“SAI”). The Funds’ SAI contains more information about certain aspects of the Funds. A current SAI has been filed with the SEC and is incorporated into this Prospectus by reference. This means that the Funds’ SAI is legally a part of the Prospectus.

Annual and Semiannual Reports. The Funds’ annual and semiannual reports provide additional information about the Funds’ investments. In the Funds’ annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the preceding fiscal year. The audited financial statements in the Funds’ annual shareholder report dated March 31, 2015 are also incorporated into this Prospectus by reference.

Requesting documents. You can request a copy of the Funds’ SAI or these reports without charge, or contact the Funds for any other purpose, in any of the following ways:

By telephone:

Call 877 518-9161

In writing:

TIAA-CREF Funds
P.O. Box 1259
Charlotte, NC 28201

Over the Internet:

www.tiaa-cref.org

Information about the Trust (including the Funds’ SAI) can be reviewed and copied at the SEC’s public reference room (202 551-8090) in Washington, DC. The reports and other information are also available through the EDGAR Database on the SEC’s Internet website at www.sec.gov. Copies of the information can also be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, DC 20549.

To lower costs and eliminate duplicate documents sent to your home, the Funds may mail only one copy of the Funds’ Prospectus, prospectus supplements, annual and semiannual reports, or any other required documents, to your household, even if more than one shareholder lives there. If you would prefer to continue receiving your own copy of any of these documents, you may call the Funds toll-free or write to the Funds as follows:

By telephone:

Call 877 518-9161

In writing:

TIAA-CREF Funds
P.O. Box 1259
Charlotte, NC 28201

Important information about procedures for opening a new account

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions, including the Funds, to obtain, verify and record information that identifies each person who opens an account.

What this means for you: When you open an account, the Funds will ask for your name, address, date of birth, Social Security number and other information that will allow the Funds to identify you, such as your home telephone number. Until you provide the Funds with the information they need, the Funds may not be able to open an account or effect any transactions for you.

1940 Act File No. 811-9301	A_____ (__/15)

PROSPECTUS

[DECEMBER __, 2015]

TIAA-CREF Lifecycle Funds

of the TIAA-CREF Funds

Fund Class Ticker:	[Investor] Class
Lifecycle Retirement Income Fund	—
Lifecycle 2010 Fund	—
Lifecycle 2015 Fund	—
Lifecycle 2020 Fund	—
Lifecycle 2025 Fund	—
Lifecycle 2030 Fund	—
Lifecycle 2035 Fund	—
Lifecycle 2040 Fund	—
Lifecycle 2045 Fund	—
Lifecycle 2050 Fund	—
Lifecycle 2055 Fund	—
Lifecycle 2060 Fund	—

This Prospectus describes the [Investor] Class shares offered by the investment portfolios listed above (each, a “Fund” and, collectively, the “Funds”) of the TIAA-CREF Funds (the “Trust”). These Funds comprise the TIAA-CREF Lifecycle Funds (the “Lifecycle Funds”), a sub-family of funds offered by the Trust.

An investment in a Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investor can lose money in any of the Funds and the Funds could perform more poorly than other investments.

The Securities and Exchange Commission (the “SEC”) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Summary information

Lifecycle Retirement Income Fund

Investment objective 6

Fees and expenses 6

Shareholder fees 6

Annual Fund operating expenses 6

Example 7

Portfolio turnover 7

Principal investment strategies 7

Principal investment risks 9

Past performance 10

Portfolio management 12

Purchase and sale of [Investor] Class shares 13

Tax information 13

Payments to broker-dealers and other financial intermediary compensation 13

Summary information

Lifecycle 2010 Fund

Investment objective 14

Fees and expenses 14

Shareholder fees 14

Annual Fund operating expenses 14

Example 15

Portfolio turnover 15

Principal investment strategies 15

Principal investment risks 18

Past performance 19

Portfolio management 21

Purchase and sale of [Investor] Class shares 22

Tax information 22

Payments to broker-dealers and other financial intermediary compensation 22

Summary information

Lifecycle 2015 Fund

Investment objective 23

Fees and expenses 23

Shareholder fees 23

Annual Fund operating expenses 23

Example 24

Portfolio turnover 24

Principal investment strategies 24

Principal investment risks 27

Past performance 28

Portfolio management 30

Purchase and sale of [Investor] Class shares 31

Tax information 31

Payments to broker-dealers and other financial intermediary compensation 31

Summary information

Lifecycle 2020 Fund

Investment objective 32

Fees and expenses 32

Shareholder fees 32

Annual Fund operating expenses 32

Example 33

Portfolio turnover 33

Principal investment strategies 33

Principal investment risks 36

Past performance 37

Portfolio management 39

Purchase and sale of [Investor] Class shares 40

Tax information 40

Payments to broker-dealers and other financial intermediary compensation 40

Summary information

Lifecycle 2025 Fund

Investment objective 41

Fees and expenses 41

Shareholder fees 41

Annual Fund operating expenses 41

Example 42

Portfolio turnover 42

Principal investment strategies 42

Principal investment risks 45

Past performance 46

Portfolio management 48

Purchase and sale of [Investor] Class shares 49

Tax information 49

Payments to broker-dealers and other financial intermediary compensation 49

Summary information

Lifecycle 2030 Fund

Investment objective 50

Fees and expenses 50

Shareholder fees 50

Annual Fund operating expenses 50

Example 51

Portfolio turnover 51

Principal investment strategies 51

Principal investment risks 54

Past performance 55

Portfolio management 57

Purchase and sale of [Investor] Class shares 57

Tax information 58

Payments to broker-dealers and other financial intermediary compensation 58

Summary information

Lifecycle 2035 Fund

Investment objective 59

Fees and expenses 59

Shareholder fees 59

Annual Fund operating expenses 59

Example 60

Portfolio turnover 60

Principal investment strategies 60

Principal investment risks 63

Past performance 64

Portfolio management 66

Purchase and sale of [Investor] Class shares 66

Tax information 67

Payments to broker-dealers and other financial intermediary compensation 67

Summary information

Lifecycle 2040 Fund

Investment objective 68

Fees and expenses 68

Shareholder fees 68

Annual Fund operating expenses 68

Example 69

Portfolio turnover 69

Principal investment strategies 69

Principal investment risks 72

Past performance 73

Portfolio management 75

Purchase and sale of [Investor] Class shares 75

Tax information 76

Payments to broker-dealers and other financial intermediary compensation 76

Summary information

Lifecycle 2045 Fund

Investment objective 77

Fees and expenses 77

Shareholder fees 77

Annual Fund operating expenses 77

Example 78

Portfolio turnover 78

Principal investment strategies 78

Principal investment risks 81

Past performance 82

Portfolio management 84

Purchase and sale of [Investor] Class shares 85

Tax information 85

Payments to broker-dealers and other financial intermediary compensation 85

Summary information

Lifecycle 2050 Fund

Investment objective 86

Fees and expenses 86

Shareholder fees 86

Annual Fund operating expenses 86

Example 87

Portfolio turnover 87

Principal investment strategies 87

Principal investment risks 90

Past performance 91

Portfolio management 93

Purchase and sale of [Investor] Class shares 94

Tax information 94

Payments to broker-dealers and other financial intermediary compensation 94

Summary information

Lifecycle 2055 Fund

Investment objective 95

Fees and expenses 95

Shareholder fees 95

Annual Fund operating expenses 95

Example 96

Portfolio turnover 96

Principal investment strategies 96

Principal investment risks 99

Past performance 100

Portfolio management 102

Purchase and sale of [Investor] Class shares 102

Tax information 103

Payments to broker-dealers and other financial intermediary compensation 103

Summary information

Lifecycle 2060 Fund

Investment objective 104

Fees and expenses 104

Shareholder fees 104

Annual Fund operating expenses 104

Example 105

Portfolio turnover 105

Principal investment strategies 105

Principal investment risks 108

Past Performance 109

Portfolio management 109

Purchase and sale of [Investor] Class shares 110

Tax information 110

Payments to broker-dealers and other financial intermediary compensation 110

Additional information about investment strategies and risks 110

Additional information about the Funds 110

More about the Funds’ strategy 111

Additional information about the Funds’ composite benchmark indices 113

Additional information about the Underlying Funds 115

Additional information on principal investment risks of the Funds and Underlying Funds 118

Additional information on principal and non-principal investment strategies and risks of the Funds and Underlying Funds 128

Portfolio holdings 131

Portfolio turnover 132

Share classes 132

Management of the Funds 133

The Funds’ investment adviser 133

Investment management fees 133

Portfolio management team 134

Other services 135

Distribution and service arrangements 135

Calculating share price 137

Dividends and distributions 138

Taxes 139

Your account: purchasing, redeeming or exchanging shares 142

Share class eligibility 142

Purchasing shares 143

Redeeming shares 146

Exchanging shares 148

Conversion of shares–applicable to all investors 149

Important transaction information 150

Market timing/excessive trading policy–applicable to all investors 153

Electronic prospectuses 154

Additional information about index providers 154

Glossary 156

Financial highlights 157

Summary information

TIAA-CREF Lifecycle Retirement Income Fund

of the TIAA-CREF Funds

Investment objective

The Lifecycle Retirement Income Fund seeks high total return over time primarily through income, with a secondary emphasis on capital appreciation.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

[Investor] Class
Maximum sales charge imposed on purchases (percentage of offering price)	X%
Maximum deferred sales charge	X%
Maximum sales charge imposed on reinvested dividends and other distributions	X%
Redemption or exchange fee	X%
Maximum account fee	X%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

[Investor] Class
Management fees	X.XX%
Distribution (Rule 12b-1) fees	X.XX%
Other expenses	X.XX%
Acquired Fund fees and expenses	X.XX%
Total annual Fund operating expenses	X.XX%
Waivers and expense reimbursements	X.XX%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	X.XX%

6     Prospectus  ■  TIAA-CREF Lifecycle Funds

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement agreement will remain in place through [December __, 2016] but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

[Investor] Class
1 year	$	X
3 years	$	XX
5 years	$	XXX
10 years	$	XXX

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2015, the Fund’s portfolio turnover rate was 19% of the average value of its portfolio.

Principal investment strategies

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the Trust and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). The Fund invests in Underlying Funds according to a relatively stable asset allocation strategy that will not gradually adjust over time and is designed for investors who are already in or entering retirement (i.e., have already passed their retirement year).

The Fund’s investment adviser, Teachers Advisors, Inc. (“Advisors”), expects to allocate approximately 40.00% of the Fund’s assets to equity Underlying Funds and 60.00% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations may be changed and actual allocations may vary up to ten percentage points from the targets. Within the equity and fixed-income asset classes, Advisors allocates the Fund’s investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income short-term fixed-income and inflation-protected assets) represented by various Underlying

TIAA-CREF Lifecycle Funds  ■  Prospectus     7

Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2016, which may change, are approximately as follows: U.S. Equity: 28%; International Equity: 12%; Fixed-Income: 40%; Short-Term Fixed-Income: 10%; and Inflation-Protected Assets: 10%.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Equity Fund, Enhanced Large-Cap Growth Index Fund and Enhanced Large-Cap Value Index Fund (U.S. Equity); International Equity Fund, International Opportunities Fund, Enhanced International Equity Index Fund, Global Natural Resources Fund and Emerging Markets Equity Fund (International Equity); Bond Fund, Bond Plus Fund, High-Yield Fund and Emerging Markets Debt Fund (Fixed-Income); Short-Term Bond Fund and Money Market Fund (Short-Term Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders, and the portfolio management team may use tactical allocation to take advantage of short to intermediate term opportunities through a combination of positions in Underlying Funds. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change. Investors should note that the Fund has a significant level of equity exposure and this exposure could cause fluctuation in the value of the Fund depending on the performance of the equity markets generally.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2015, are listed in the chart below. These allocations will change over time. Underlying Fund allocations in particular may change from year to year.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	40.26%	U.S. Equity	27.19%	• Large-Cap Growth Fund	5.44%
				• Enhanced Large-Cap Growth Index Fund	5.12%
				• Large-Cap Value Fund	5.04%
				• Enhanced Large-Cap Value Index Fund	4.75%
				• Growth & Income Fund	4.47%
				• Small-Cap Equity Fund	2.18%
				• Mid-Cap Growth Fund	0.11%
				• Mid-Cap Value Fund	0.08%
		International Equity	13.07%	• International Equity Fund	3.78%

8     Prospectus  ■  TIAA-CREF Lifecycle Funds

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
				• Enhanced International Equity Index Fund	3.18%
				• International Opportunities Fund	3.00%
				• Emerging Markets Equity Fund	2.51%
				• Global Natural Resources Fund	0.60%
FIXED-INCOME	59.74%	Fixed-Income	39.78%	• Bond Fund	24.85%
				• Bond Plus Fund	10.95%
				• High-Yield Fund	2.99%
				• Emerging Markets Debt Fund	0.99%
		Short-Term Fixed-Income	10.01%	• Short-Term Bond Fund	10.00%
				• Money Market Fund	0.01%
		Inflation-Protected Assets	9.95%	• Inflation-Linked Bond Fund	9.95%

Total	100.00%	100.00%	100.00%

Principal investment risks

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

• Underlying Funds Risks—The Fund is exposed to the risks of the Underlying Funds in which it invests in direct proportion to the amount of assets the Fund allocates to each Underlying Fund.

• Equity Underlying Funds Risks—The risks of investing in equity Underlying Funds include risks specific to their investment strategies, as well as risks related to the equity markets in general, such as:

• market risk—The risk that the price of equity investments may decline in response to general market and economic conditions or events, including conditions and developments outside of the financial markets;

• issuer risk—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time; and

• foreign investment risk– The increased risks of adverse issuer, political, regulatory, currency, market or economic developments compared to investments in U.S. issuers, which can result in greater market and price volatility.

• Fixed-Income Underlying Funds Risks—The risks of investing in fixed-income Underlying Funds include risks specific to their investment

TIAA-CREF Lifecycle Funds  ■  Prospectus     9

strategies, as well as risks related to the fixed-income markets in general, such as:

• credit risk—The risk that a decline in an issuer’s financial position may prevent it from making principal and interest payments on fixed-income investments held by a Fund when due;

• interest rate risk—The risk that the value or yield of fixed-income investments may decline if interest rates change, which could adversely affect a Fund’s income or the value of its holdings;

• income volatility risk—The risk that the level of current income from a Fund’s portfolio of fixed-income securities may decline due to rapid and unpredictable changes in prevailing market interest rates;

• call risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in a Fund’s income; and

• extension risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing a Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

• Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

• Fund of Funds Risk—The ability of the Fund to achieve its investment objective will depend in part upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the Prospectus for more detailed information about the risks described above, including the risks of the Underlying Funds.

Past performance

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Because the Fund only recently began offering [Investor] Class shares, the performance information shown is for the Fund’s existing classes, which would have substantially similar annual returns to the new [Investor] Class because all of the Fund’s classes are invested in the same portfolio of securities with the only difference being that the classes do not have the same expenses. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class may vary from the other share classes. Below the bar chart are the best and

10     Prospectus  ■  TIAA-CREF Lifecycle Funds

worst returns of the Retirement Class for a calendar quarter during the period covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional, Retail and Premier Classes over the one-year, five-year, ten-year and since-inception periods(where applicable) ended December 31, 2014, and how those returns compare to those of certain broad-based securities market indices and a composite index based on the Fund's target allocations. After-tax performance is also shown only for Retirement Class shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Retirement Class shares. The performance in the bar charts and table has not been restated to reflect any difference between the existing classes’ expenses and estimated [Investor] Class expenses. Because existing class shares generally are expected to have different expenses than [Investor] Class shares, if the charts below had been restated with [Investor] Class expenses, performance would have differed.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Lifecycle Retirement Income Fund

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2015, was 2.07%.

Best quarter: 8.88%, for the quarter ended September 30, 2009. Worst quarter: -7.81%, for the quarter ended December 31, 2008.

TIAA-CREF Lifecycle Funds  ■  Prospectus     11

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2014

	Inception Date	One Year	Five Years	Since Inception
Retirement Class	11/30/2007
Return Before Taxes		4.18%	7.54%	4.63%
Return After Taxes on Distributions		2.82%	6.49%	3.58%
Return After Taxes on Distributions and Sale of
Fund Shares		2.71%	5.58%	3.25%
Institutional Class	11/30/2007
Return Before Taxes		4.53%	7.81%	4.89%
Retail Class	11/30/2007
Return Before Taxes		4.18%	7.56%	4.71%
Premier Class	9/30/2009
Return Before Taxes		4.38%	7.66%	4.71%*
Barclays U.S. Aggregate Bond Index
(reflects no deductions for fees, expenses or taxes)		5.97%	4.45%	4.76%†
Russell 3000® Index
(reflects no deductions for fees, expenses or taxes)		12.56%	15.63%	7.35%†
Lifecycle Retirement Income Fund Composite Index‡
(reflects no deductions for fees, expenses or taxes)		5.86%	7.63%	5.09%†
Current performance of the Fund’s shares may be higher or lower than that shown above.
*

The performance shown for the Premier Class that is prior to its inception date is based on performance of the Fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Premier Class.

†		Performance is calculated from the inception date of the Retirement Class.
‡

As of the close of business on December 31, 2014, the Lifecycle Retirement Income Fund Composite Index consisted of: 40.0% Barclays U.S. Aggregate Bond Index; 28.0% Russell 3000® Index; 12.0% MSCI All Country World Index ex-USA; 10.0% Barclays U.S. 1–3 Year Government/Credit Bond Index; and 10.0% Barclays U.S. Treasury Inflation Protected Securities Index (Series-L). The Fund’s composite benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

Portfolio management

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, Inc.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

12     Prospectus  ■  TIAA-CREF Lifecycle Funds

Name:	Hans Erickson, CFA	John Cunniff, CFA
Title:	Managing Director	Managing Director
Experience on Fund:	since 2007	since 2007

Purchase and sale of [Investor] Class shares

[Investor] Class shares are available for purchase through certain financial intermediaries and employee benefit plans. The Fund also offers Institutional, Retirement, Premier and Retail Class shares, which are offered through another prospectus that contains information about their respective eligibility criteria.

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any day that the New York Stock Exchange (“NYSE”) is open for business. Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements.

Tax information

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

Payments to broker-dealers and other financial intermediary compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the financial intermediary for providing investor services. The Fund’s related companies may also pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conﬂict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

TIAA-CREF Lifecycle Funds  ■  Prospectus     13

Summary information

TIAA-CREF Lifecycle 2010 Fund

of the TIAA-CREF Funds

Investment objective

The Lifecycle 2010 Fund seeks high total return over time through a combination of capital appreciation and income.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

[Investor] Class
Maximum sales charge imposed on purchases (percentage of offering price)	X%
Maximum deferred sales charge	X%
Maximum sales charge imposed on reinvested dividends and other distributions	X%
Redemption or exchange fee	X%
Maximum account fee	X%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

[Investor] Class
Management fees	X.XX%
Distribution (Rule 12b-1) fees	X.XX%
Other expenses	X.XX%
Acquired Fund fees and expenses	X.XX%
Total annual Fund operating expenses	X.XX%
Waivers and expense reimbursements	X.XX%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	X.XX%

14     Prospectus  ■  TIAA-CREF Lifecycle Funds

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement agreement will remain in place through [December __, 2016], but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

[Investor] Class
1 year	$	X
3 years	$	XX
5 years	$	XXX
10 years	$	XXX

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2015, the Fund’s portfolio turnover rate was 20% of the average value of its portfolio.

Principal investment strategies

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the Trust and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have recently retired or have an approximate target retirement year within a few years, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors who retired in 2010 or plan to retire within a few years of 2010.

The Fund’s investment adviser, Teachers Advisors, Inc. (“Advisors”), expects to allocate approximately 45.00% of the Fund’s assets to equity Underlying Funds and 55% of the Fund’s assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to ten

TIAA-CREF Lifecycle Funds  ■  Prospectus     15

percentage points from the targets. The target allocations along the investment glidepath, illustrated in the chart below, gradually become more conservative. The Fund had target allocations of approximately 50% equity/50% fixed-income in the Fund’s target retirement year of 2010 and will reach the Fund’s final target allocation of approximately 40% equity/60% fixed-income at some point from 2017 to 2020. Within the equity and fixed-income asset classes, Advisors allocates the Fund’s investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2016, which will change over time, are approximately as follows: U.S. Equity: 30.80%; International Equity: 13.20%; Fixed-Income: 39.20%; Short-Term Fixed-Income: 8.40%; and Inflation-Protected Assets: 8.40%.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Equity Fund, Enhanced Large-Cap Growth Index Fund and Enhanced Large-Cap Value Index Fund (U.S. Equity); International Equity Fund, International Opportunities Fund, Enhanced International Equity Index Fund, Global Natural Resources Fund and Emerging Markets Equity Fund (International Equity); Bond Fund, Bond Plus Fund, High-Yield Fund and Emerging Markets Debt Fund (Fixed-Income); Short-Term Bond Fund and Money Market Fund (Short-Term Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders, and the portfolio management team may use tactical allocation to take advantage of short to intermediate term opportunities through a combination of positions in Underlying Funds. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2015, are listed in the chart below. These allocations will change over time. Underlying Fund allocations in particular may change from year to year.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	45.35%	U.S. Equity	30.76%	• Large-Cap Growth Fund	6.15%
				• Enhanced Large-Cap Growth Index Fund	5.81%

16     Prospectus  ■  TIAA-CREF Lifecycle Funds

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
				• Large-Cap Value Fund	5.62%
				• Enhanced Large-Cap Value Index Fund	5.41%
				• Growth & Income Fund	5.05%
				• Small-Cap Equity Fund	2.44%
				• Mid-Cap Growth Fund	0.16%
				• Mid-Cap Value Fund	0.12%
		International Equity	14.59%	• International Equity Fund	4.17%
				• Enhanced International Equity Index Fund	3.60%
				• International Opportunities Fund	3.37%
				• Emerging Markets Equity Fund	2.77%
				• Global Natural Resources Fund	0.68%
FIXED-INCOME	54.65%	Fixed-Income	38.72%	• Bond Fund	23.84%
				• Bond Plus Fund	10.91%
				• High-Yield Fund	2.98%
				• Emerging Markets Debt Fund	0.99%
		Short-Term Fixed-Income	7.92%	• Short-Term Bond Fund	7.91%
				• Money Market Fund	0.01%
		Inflation-Protected Assets	8.01%	• Inflation-Linked Bond Fund	8.01%

Total	100.00%	100.00%	100.00%

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately seven to ten years following the target date.

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement

TIAA-CREF Lifecycle Funds  ■  Prospectus     17

date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Retirement Income Fund is designed to maintain a relatively stable allocation among the Underlying Funds reflecting the resting point on the glidepath described in the chart above. More detailed information about the Lifecycle Retirement Income Fund is contained in the prospectus for that fund.

Principal investment risks

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

• Underlying Funds Risks—The Fund is exposed to the risks of the Underlying Funds in which it invests in direct proportion to the amount of assets the Fund allocates to each Underlying Fund.

• Equity Underlying Funds Risks—The risks of investing in equity Underlying Funds include risks specific to their investment strategies, as well as risks related to the equity markets in general, such as:

• market risk—The risk that the price of equity investments may decline in response to general market and economic conditions or events, including conditions and developments outside of the financial markets;

• issuer risk—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time; and

• foreign investment risk– The increased risks of adverse issuer, political, regulatory, currency, market or economic developments compared to investments in U.S. issuers, which can result in greater market and price volatility.

• Fixed-Income Underlying Funds Risks—The risks of investing in fixed-income Underlying Funds include risks specific to their investment strategies, as well as risks related to the fixed-income markets in general, such as:

18     Prospectus  ■  TIAA-CREF Lifecycle Funds

• credit risk—The risk that a decline in an issuer’s financial position may prevent it from making principal and interest payments on fixed-income investments held by a Fund when due;

• interest rate risk—The risk that the value or yield of fixed-income investments may decline if interest rates change, which could adversely affect a Fund’s income or the value of its holdings;

• income volatility risk—The risk that the level of current income from a Fund’s portfolio of fixed-income securities may decline due to rapid and unpredictable changes in prevailing market interest rates;

• call risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in a Fund’s income; and

• extension risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing a Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

• Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

• Fund of Funds Risk—The ability of the Fund to achieve its investment objective will depend in part upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the Prospectus for more detailed information about the risks described above, including the risks of the Underlying Funds.

Past performance

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Because the Fund only recently began offering [Investor] Class shares, the performance information shown is for the Fund’s existing classes, which would have substantially similar annual returns to the new [Investor] Class because all of the Fund’s classes are invested in the same portfolio of securities with the only difference being that the classes do not have the same expenses. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year for the last ten years. Because the expenses vary across share classes, the performance of the Retirement Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Retirement Class for a calendar quarter during the period covered by the bar chart. The performance table following the bar chart shows the Fund’s

TIAA-CREF Lifecycle Funds  ■  Prospectus     19

average annual total returns for the Retirement, Premier and Institutional Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2014, and how those returns compare to those of certain broad-based securities market indices and a composite index based on the Fund's target allocations. After-tax performance is also shown only for Retirement Class shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Retirement Class shares. The performance in the bar charts and table has not been restated to reflect any difference between the existing classes’ expenses and estimated [Investor] Class expenses. Because existing class shares generally are expected to have different expenses than [Investor] Class shares, if the charts below had been restated with [Investor] Class expenses, performance would have differed.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Lifecycle 2010 Fund

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2015, was 2.26%.

Best quarter: 10.87%, for the quarter ended June 30, 2009. Worst quarter: -11.04%, for the quarter ended December 31, 2008.

20     Prospectus  ■  TIAA-CREF Lifecycle Funds

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2014

	Inception Date	One Year	Five Years	Ten Years
Retirement Class	10/15/2004
Return Before Taxes		4.38%	8.19%	5.25%
Return After Taxes on Distributions		2.91%	7.15%	4.34%
Return After Taxes on Distributions and Sale of
Fund Shares		2.94%	6.12%	3.87%
Institutional Class	1/17/2007
Return Before Taxes		4.59%	8.46%	5.46%*
Premier Class	9/30/2009
Return Before Taxes		4.44%	8.30%	5.30%*
Barclays U.S. Aggregate Bond Index
(reflects no deductions for fees, expenses or taxes)		5.97%	4.45%	4.71%
Russell 3000® Index
(reflects no deductions for fees, expenses or taxes)		12.56%	15.63%	7.94%
Lifecycle 2010 Fund Composite Index‡
(reflects no deductions for fees, expenses or taxes)		6.13%	8.31%	5.57%
Current performance of the Fund’s shares may be higher or lower than that shown above.
*

The performance shown for the Institutional Class and Premier Class that is prior to their inception dates is based on performance of the Fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Institutional Class and Premier Class.

‡

As of the close of business on December 31, 2014, the Lifecycle 2010 Fund Composite Index consisted of: 38.9% Barclays U.S. Aggregate Bond Index; 31.8% Russell 3000® Index; 13.7% MSCI All Country World Index ex-USA; 7.8% Barclays U.S. 1–3 Year Government/Credit Bond Index; and 7.8% Barclays U.S. Treasury Inflation Protected Securities Index (Series-L). The Fund’s composite benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

Portfolio management

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, Inc.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Hans Erickson, CFA	John Cunniff, CFA
Title:	Managing Director	Managing Director
Experience on Fund:	since 2006	since 2006

TIAA-CREF Lifecycle Funds  ■  Prospectus     21

Purchase and sale of [Investor] Class shares

[Investor] Class shares are available for purchase through certain financial intermediaries and employee benefit plans. The Fund also offers Institutional, Retirement, and Premier Class shares, which are offered through another prospectus that contains information about their respective eligibility criteria.

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any day that the New York Stock Exchange (“NYSE”) is open for business. Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements.

Tax information

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

Payments to broker-dealers and other financial intermediary compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the financial intermediary for providing investor services. The Fund’s related companies may also pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conﬂict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

22     Prospectus  ■  TIAA-CREF Lifecycle Funds

Summary information

TIAA-CREF Lifecycle 2015 Fund

of the TIAA-CREF Funds

Investment objective

The Lifecycle 2015 Fund seeks high total return over time through a combination of capital appreciation and income.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

[Investor] Class
Maximum sales charge imposed on purchases (percentage of offering price)	X%
Maximum deferred sales charge	X%
Maximum sales charge imposed on reinvested dividends and other distributions	X%
Redemption or exchange fee	X%
Maximum account fee	X%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

[Investor] Class
Management fees	X.XX%
Distribution (Rule 12b-1) fees	X.XX%
Other expenses	X.XX%
Acquired Fund fees and expenses	X.XX%
Total annual Fund operating expenses	X.XX%
Waivers and expense reimbursements	X.XX%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	X.XX%

TIAA-CREF Lifecycle Funds  ■  Prospectus     23

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement agreement will remain in place through [December __, 2016], but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

[Investor] Class
1 year	$	X
3 years	$	XX
5 years	$	XXX
10 years	$	XXX

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2015, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.

Principal investment strategies

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the Trust and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have an approximate target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire within a few years of 2015.

The Fund’s investment adviser, Teachers Advisors, Inc. (“Advisors”), expects to allocate approximately 50.00% of the Fund’s assets to equity Underlying Funds and 50% of the Fund’s assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to ten

24     Prospectus  ■  TIAA-CREF Lifecycle Funds

percentage points from the targets. The target allocations along the investment glidepath, illustrated in the chart below, gradually become more conservative, moving to target allocations of approximately 50% equity/50% fixed-income in the Fund’s target retirement year of 2015 and reaching the Fund’s final target allocation of approximately 40% equity/60% fixed-income at some point from 2022 to 2025. Within the equity and fixed-income asset classes, Advisors allocates the Fund’s investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2016, which will change over time, are approximately as follows: U.S. Equity: 34.30%; International Equity: 14.70%; Fixed-Income:38.20%; Short-Term Fixed-Income: 6.40%; and Inflation-Protected Assets: 6.40%.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Equity Fund, Enhanced Large-Cap Growth Index Fund and Enhanced Large-Cap Value Index Fund (U.S. Equity); International Equity Fund, International Opportunities Fund, Enhanced International Equity Index Fund, Global Natural Resources Fund and Emerging Markets Equity Fund (International Equity); Bond Fund, Bond Plus Fund, High-Yield Fund and Emerging Markets Debt Fund (Fixed-Income); Short-Term Bond Fund and Money Market Fund (Short-Term Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders, and the portfolio management team may use tactical allocation to take advantage of short to intermediate term opportunities through a combination of positions in Underlying Funds. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2015, are listed in the chart below. These allocations will change over time. Underlying Fund allocations in particular may change from year to year.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	50.36%	U.S. Equity	34.29%	• Large-Cap Growth Fund	6.77%
				• Enhanced Large-Cap Growth Index Fund	6.49%

TIAA-CREF Lifecycle Funds  ■  Prospectus     25

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
				• Large-Cap Value Fund	6.26%
				• Enhanced Large-Cap Value Index Fund	6.05%
				• Growth & Income Fund	5.63%
				• Small-Cap Equity Fund	2.71%
				• Mid-Cap Growth Fund	0.21%
				• Mid-Cap Value Fund	0.17%
		International Equity	16.07%	• International Equity Fund	4.56%
				• Enhanced International Equity Index Fund	3.99%
				• International Opportunities Fund	3.75%
				• Emerging Markets Equity Fund	3.02%
				• Global Natural Resources Fund	0.75%
FIXED-INCOME	49.64%	Fixed-Income	37.72%	• Bond Fund	22.87%
				• Bond Plus Fund	10.89%
				• High-Yield Fund	2.97%
				• Emerging Markets Debt Fund	0.99%
		Short-Term Fixed-Income	5.92%	• Short-Term Bond Fund	5.91%
				• Money Market Fund	0.01%
		Inflation-Protected Assets	6.00%	• Inflation-Linked Bond Fund	6.00%

Total	100.00%	100.00%	100.00%

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately seven to ten years following the target date.

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement

26     Prospectus  ■  TIAA-CREF Lifecycle Funds

date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Retirement Income Fund is designed to maintain a relatively stable allocation among the Underlying Funds reflecting the resting point on the glidepath described in the chart above. More detailed information about the Lifecycle Retirement Income Fund is contained in the prospectus for that fund.

Principal investment risks

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

• Underlying Funds Risks—The Fund is exposed to the risks of the Underlying Funds in which it invests in direct proportion to the amount of assets the Fund allocates to each Underlying Fund.

• Equity Underlying Funds Risks—The risks of investing in equity Underlying Funds include risks specific to their investment strategies, as well as risks related to the equity markets in general, such as:

• market risk—The risk that the price of equity investments may decline in response to general market and economic conditions or events, including conditions and developments outside of the financial markets;

• issuer risk—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time; and

• foreign investment risk– The increased risks of adverse issuer, political, regulatory, currency, market or economic developments compared to investments in U.S. issuers, which can result in greater market and price volatility.

• Fixed-Income Underlying Funds Risks—The risks of investing in fixed-income Underlying Funds include risks specific to their investment strategies, as well as risks related to the fixed-income markets in general, such as:

TIAA-CREF Lifecycle Funds  ■  Prospectus     27

• credit risk—The risk that a decline in an issuer’s financial position may prevent it from making principal and interest payments on fixed-income investments held by a Fund when due;

• interest rate risk—The risk that the value or yield of fixed-income investments may decline if interest rates change, which could adversely affect a Fund’s income or the value of its holdings;

• income volatility risk—The risk that the level of current income from a Fund’s portfolio of fixed-income securities may decline due to rapid and unpredictable changes in prevailing market interest rates;

• call risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in a Fund’s income; and

• extension risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing a Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

• Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

• Fund of Funds Risk—The ability of the Fund to achieve its investment objective will depend in part upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the Prospectus for more detailed information about the risks described above, including the risks of the Underlying Funds.

Past performance

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Because the Fund only recently began offering [Investor] Class shares, the performance information shown is for the Fund’s existing classes, which would have substantially similar annual returns to the new [Investor] Class because all of the Fund’s classes are invested in the same portfolio of securities with the only difference being that the classes do not have the same expenses. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year for the last ten years. Because the expenses vary across share classes, the performance of the Retirement Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Retirement Class for a calendar quarter during the period covered by the bar chart. The performance table following the bar chart shows the Fund’s

28     Prospectus  ■  TIAA-CREF Lifecycle Funds

average annual total returns for the Retirement, Premier and Institutional Classes over the one-year, five-year, ten-year and since-inception periods(where applicable) ended December 31, 2014, and how those returns compare to those of certain broad-based securities market indices and a composite index based on the Fund's target allocations. After-tax performance is also shown only for Retirement Class shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Retirement Class shares. The performance in the bar charts and table has not been restated to reflect any difference between the existing classes’ expenses and estimated [Investor] Class expenses. Because existing class shares generally are expected to have different expenses than [Investor] Class shares, if the charts below had been restated with [Investor] Class expenses, performance would have differed.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Lifecycle 2015 Fund

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2015, was 2.57%.

Best quarter: 12.39%, for the quarter ended June 30, 2009. Worst quarter: -12.97%, for the quarter ended December 31, 2008.

TIAA-CREF Lifecycle Funds  ■  Prospectus     29

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2014

	Inception Date	One Year	Five Years	Ten Years
Retirement Class	10/15/2004
Return Before Taxes		4.45%	8.71%	5.32%
Return After Taxes on Distributions		2.56%	7.37%	4.29%
Return After Taxes on Distributions and Sale of
Fund Shares		3.45%	6.61%	3.98%
Institutional Class	1/17/2007
Return Before Taxes		4.78%	8.99%	5.54%*
Premier Class	9/30/2009
Return Before Taxes		4.63%	8.82%	5.38%*
Russell 3000® Index
(reflects no deductions for fees, expenses or taxes)		12.56%	15.63%	7.94%
Barclays U.S. Aggregate Bond Index
(reflects no deductions for fees, expenses or taxes)		5.97%	4.45%	4.71%
Lifecycle 2015 Fund Composite Index‡
(reflects no deductions for fees, expenses or taxes)		6.36%	8.88%	5.70%
Current performance of the Fund’s shares may be higher or lower than that shown above.
*

The performance shown for the Institutional Class and Premier Class that is prior to their inception dates is based on performance of the Fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Institutional Class and Premier Class.

‡

As of the close of business on December 31, 2014, the Lifecycle 2015 Fund Composite Index consisted of: 37.6% Barclays U.S. Aggregate Bond Index; 35.6% Russell 3000® Index; 15.2% MSCI All Country World Index ex-USA; 5.8% Barclays U.S. 1–3 Year Government/Credit Bond Index; and 5.8% Barclays U.S. Treasury Inflation Protected Securities Index (Series-L). The Fund’s composite benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

Portfolio management

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, Inc.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Hans Erickson, CFA	John Cunniff, CFA
Title:	Managing Director	Managing Director
Experience on Fund:	since 2006	since 2006

30     Prospectus  ■  TIAA-CREF Lifecycle Funds

Purchase and sale of [Investor] Class shares

[Investor] Class shares are available for purchase through certain financial intermediaries and employee benefit plans. The Fund also offers Institutional, Retirement, and Premier Class shares, which are offered through another prospectus that contains information about their respective eligibility criteria.

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any day that the New York Stock Exchange (“NYSE”) is open for business. Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements.

Tax information

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

Payments to broker-dealers and other financial intermediary compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the financial intermediary for providing investor services. The Fund’s related companies may also pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conﬂict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

TIAA-CREF Lifecycle Funds  ■  Prospectus     31

Summary information

TIAA-CREF Lifecycle 2020 Fund

of the TIAA-CREF Funds

Investment objective

The Lifecycle 2020 Fund seeks high total return over time through a combination of capital appreciation and income.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

[Investor] Class
Maximum sales charge imposed on purchases (percentage of offering price)	X%
Maximum deferred sales charge	X%
Maximum sales charge imposed on reinvested dividends and other distributions	X%
Redemption or exchange fee	X%
Maximum account fee	X%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

[Investor] Class
Management fees	X.XX%
Distribution (Rule 12b-1) fees	X.XX%
Other expenses	X.XX%
Acquired Fund fees and expenses	X.XX%
Total annual Fund operating expenses	X.XX%
Waivers and expense reimbursements	X.XX%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	X.XX%

32     Prospectus  ■  TIAA-CREF Lifecycle Funds

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement agreement will remain in place through [December __, 2016], but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

[Investor] Class
1 year	$	X
3 years	$	XX
5 years	$	XXX
10 years	$	XXX

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2015, the Fund’s portfolio turnover rate was 13% of the average value of its portfolio.

Principal investment strategies

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the Trust and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have an approximate target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire within a few years of 2020.

The Fund’s investment adviser, Teachers Advisors, Inc. (“Advisors”), expects to allocate approximately 58.00% of the Fund’s assets to equity Underlying Funds and 42.00% of the Fund’s assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to ten

TIAA-CREF Lifecycle Funds  ■  Prospectus     33

percentage points from the targets. The target allocations along the investment glidepath, illustrated in the chart below, gradually become more conservative, moving to target allocations of approximately 50% equity/50% fixed-income in the Fund’s target retirement year of 2020 and reaching the Fund’s final target allocation of approximately 40% equity/60% fixed-income at some point from 2027 to 2030. Within the equity and fixed-income asset classes, Advisors allocates the Fund’s investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2016, which will change over time, are approximately as follows: U.S. Equity: 39.48%; International Equity: 16.92%; Fixed-Income: 34.81%; Short-Term Fixed-Income: 4.40%; and Inflation-Protected Assets:4.40%.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Equity Fund, Enhanced Large-Cap Growth Index Fund and Enhanced Large-Cap Value Index Fund (U.S. Equity); International Equity Fund, International Opportunities Fund, Enhanced International Equity Index Fund, Global Natural Resources Fund, and Emerging Markets Equity Fund (International Equity); Bond Fund, Bond Plus Fund, High-Yield Fund and Emerging Markets Debt Fund (Fixed-Income); Short-Term Bond Fund and Money Market Fund (Short-Term Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders, and the portfolio management team may use tactical allocation to take advantage of short to intermediate term opportunities through a combination of positions in Underlying Funds. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2015, are listed in the chart below. These allocations will change over time. Underlying Fund allocations in particular may change from year to year.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	58.33%	U.S. Equity	39.86%	• Large-Cap Growth Fund	7.83%
				• Enhanced Large-Cap Growth Index Fund	7.55%

34     Prospectus  ■  TIAA-CREF Lifecycle Funds

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
				• Large-Cap Value Fund	7.27%
				• Enhanced Large-Cap Value Index Fund	7.04%
				• Growth & Income Fund	6.49%
				• Small-Cap Equity Fund	3.15%
				• Mid-Cap Growth Fund	0.29%
				• Mid-Cap Value Fund	0.24%
		International Equity	18.47%	• International Equity Fund	5.22%
				• Enhanced International Equity Index Fund	4.60%
				• International Opportunities Fund	4.37%
				• Emerging Markets Equity Fund	3.38%
				• Global Natural Resources Fund	0.90%
FIXED-INCOME	41.67%	Fixed-Income	33.76%	• Bond Fund	18.88%
				• Bond Plus Fund	10.89%
				• High-Yield Fund	3.00%
				• Emerging Markets Debt Fund	0.99%
		Short-Term Fixed-Income	3.92%	• Short-Term Bond Fund	3.91%
				• Money Market Fund	0.01%
		Inflation-Protected Assets	3.99%	• Inflation-Linked Bond Fund	3.99%

Total	100.00%	100.00%	100.00%

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately seven to ten years following the target date.

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement

TIAA-CREF Lifecycle Funds  ■  Prospectus     35

date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Retirement Income Fund is designed to maintain a relatively stable allocation among the Underlying Funds reflecting the resting point on the glidepath described in the chart above. More detailed information about the Lifecycle Retirement Income Fund is contained in the prospectus for that fund.

Principal investment risks

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

• Underlying Funds Risks—The Fund is exposed to the risks of the Underlying Funds in which it invests in direct proportion to the amount of assets the Fund allocates to each Underlying Fund.

• Equity Underlying Funds Risks—The risks of investing in equity Underlying Funds include risks specific to their investment strategies, as well as risks related to the equity markets in general, such as:

• market risk—The risk that the price of equity investments may decline in response to general market and economic conditions or events, including conditions and developments outside of the financial markets;

• issuer risk—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time; and

• foreign investment risk– The increased risks of adverse issuer, political, regulatory, currency, market or economic developments compared to investments in U.S. issuers, which can result in greater market and price volatility.

• Fixed-Income Underlying Funds Risks—The risks of investing in fixed-income Underlying Funds include risks specific to their investment strategies, as well as risks related to the fixed-income markets in general, such as:

36     Prospectus  ■  TIAA-CREF Lifecycle Funds

• credit risk—The risk that a decline in an issuer’s financial position may prevent it from making principal and interest payments on fixed-income investments held by a Fund when due;

• interest rate risk—The risk that the value or yield of fixed-income investments may decline if interest rates change, which could adversely affect a Fund’s income or the value of its holdings;

• income volatility risk—The risk that the level of current income from a Fund’s portfolio of fixed-income securities may decline due to rapid and unpredictable changes in prevailing market interest rates;

• call risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in a Fund’s income; and

• extension risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing a Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

• Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

• Fund of Funds Risk—The ability of the Fund to achieve its investment objective will depend in part upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the Prospectus for more detailed information about the risks described above, including the risks of the Underlying Funds.

Past performance

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Because the Fund only recently began offering [Investor] Class shares, the performance information shown is for the Fund’s existing classes, which would have substantially similar annual returns to the new [Investor] Class because all of the Fund’s classes are invested in the same portfolio of securities with the only difference being that the classes do not have the same expenses. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year for the last ten years. Because the expenses vary across share classes, the performance of the Retirement Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Retirement Class for a calendar quarter during the period covered by the bar chart. The performance table following the bar chart shows the Fund’s

TIAA-CREF Lifecycle Funds  ■  Prospectus     37

average annual total returns for the Retirement, Premier and Institutional Classes over the one-year, five-year, ten-year and since-inception periods(where applicable) ended December 31, 2014, and how those returns compare to those of certain broad-based securities market indices and a composite index based on the Fund's target allocations. After-tax performance is also shown only for Retirement Class shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Retirement Class shares. The performance in the bar charts and table has not been restated to reflect any difference between the existing classes’ expenses and estimated [Investor] Class expenses. Because existing class shares generally are expected to have different expenses than [Investor] Class shares, if the charts below had been restated with [Investor] Class expenses, performance would have differed.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Lifecycle 2020 Fund

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2015, was 2.90%.

Best quarter: 13.85%, for the quarter ended June 30, 2009. Worst quarter: -14.95%, for the quarter ended December 31, 2008.

38     Prospectus  ■  TIAA-CREF Lifecycle Funds

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2014

	Inception Date	One Year	Five Years	Ten Years
Retirement Class	10/15/2004
Return Before Taxes		4.52%	9.35%	5.41%
Return After Taxes on Distributions		2.76%	8.11%	4.45%
Return After Taxes on Distributions and Sale of
Fund Shares		3.42%	7.15%	4.07%
Institutional Class	1/17/2007
Return Before Taxes		4.86%	9.64%	5.61%*
Premier Class	9/30/2009
Return Before Taxes		4.62%	9.46%	5.46%*
Russell 3000® Index
(reflects no deductions for fees, expenses or taxes)		12.56%	15.63%	7.94%
Barclays U.S. Aggregate Bond Index
(reflects no deductions for fees, expenses or taxes)		5.97%	4.45%	4.71%
Lifecycle 2020 Fund Composite Index‡
(reflects no deductions for fees, expenses or taxes)		6.63%	9.57%	5.79%
Current performance of the Fund’s shares may be higher or lower than that shown above.
*

The performance shown for the Institutional Class and Premier Class that is prior to their inception dates is based on performance of the Fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Institutional Class and Premier Class.

‡

As of the close of business on December 31, 2014, the Lifecycle 2020 Fund Composite Index consisted of: 41.2% Russell 3000® Index; 33.6% Barclays U.S. Aggregate Bond Index; 17.6% MSCI All Country World Index ex-USA; 3.8% Barclays U.S. 1–3 Year Government/Credit Bond Index; and 3.8% Barclays U.S. Treasury Inflation Protected Securities Index (Series-L). The Fund’s composite benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

Portfolio management

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, Inc.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Hans Erickson, CFA	John Cunniff, CFA
Title:	Managing Director	Managing Director
Experience on Fund:	since 2006	since 2006

TIAA-CREF Lifecycle Funds  ■  Prospectus     39

Purchase and sale of [Investor] Class shares

[Investor] Class shares are available for purchase through certain financial intermediaries and employee benefit plans. The Fund also offers Institutional, Retirement, and Premier Class shares, which are offered through another prospectus that contains information about their respective eligibility criteria.

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any day that the New York Stock Exchange (“NYSE”) is open for business. Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements.

Tax information

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

Payments to broker-dealers and other financial intermediary compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the financial intermediary for providing investor services. The Fund’s related companies may also pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conﬂict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

40     Prospectus  ■  TIAA-CREF Lifecycle Funds

Summary information

TIAA-CREF Lifecycle 2025 Fund

of the TIAA-CREF Funds

Investment objective

The Lifecycle 2025 Fund seeks high total return over time through a combination of capital appreciation and income.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

[Investor] Class
Maximum sales charge imposed on purchases (percentage of offering price)	X%
Maximum deferred sales charge	X%
Maximum sales charge imposed on reinvested dividends and other distributions	X%
Redemption or exchange fee	X%
Maximum account fee	X%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

[Investor] Class
Management fees	X.XX%
Distribution (Rule 12b-1) fees	X.XX%
Other expenses	X.XX%
Acquired Fund fees and expenses	X.XX%
Total annual Fund operating expenses	X.XX%
Waivers and expense reimbursements	X.XX%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	X.XX%

TIAA-CREF Lifecycle Funds  ■  Prospectus     41

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement agreement will remain in place through [December __, 2016], but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

[Investor] Class
1 year	$	X
3 years	$	XX
5 years	$	XXX
10 years	$	XXX

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2015, the Fund’s portfolio turnover rate was 12% of the average value of its portfolio.

Principal investment strategies

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the Trust and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have an approximate target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire within a few years of 2025.

The Fund’s investment adviser, Teachers Advisors, Inc. (“Advisors”), expects to allocate approximately 66.00% of the Fund’s assets to equity Underlying Funds and 34.00% of the Fund’s assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to ten

42     Prospectus  ■  TIAA-CREF Lifecycle Funds

percentage points from the targets. The target allocations along the investment glidepath, illustrated in the chart below, gradually become more conservative, moving to target allocations of approximately 50% equity/50% fixed-income in the Fund’s target retirement year of 2025 and reaching the Fund’s final target allocation of approximately 40% equity/60% fixed-income at some point from 2032 to 2035. Within the equity and fixed-income asset classes, Advisors allocates the Fund’s investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2016, which will change over time, are approximately as follows: U.S. Equity: 45.08%; International Equity:19.32%; Fixed-Income: 30.80%; Short-Term Fixed-Income: 2.4%; and Inflation-Protected Assets: 2.4%.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Equity Fund, Enhanced Large-Cap Growth Index Fund and Enhanced Large-Cap Value Index Fund (U.S. Equity); International Equity Fund, International Opportunities Fund, Enhanced International Equity Index Fund, Global Natural Resources Fund and Emerging Markets Equity Fund (International Equity); Bond Fund, Bond Plus Fund, High-Yield Fund and Emerging Markets Debt Fund (Fixed-Income); Short-Term Bond Fund and Money Market Fund (Short-Term Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders, and the portfolio management team may use tactical allocation to take advantage of short to intermediate term opportunities through a combination of positions in Underlying Funds. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2015, are listed in the chart below. These allocations will change over time. Underlying Fund allocations in particular may change from year to year.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	66.30%	U.S. Equity	45.50%	• Large-Cap Growth Fund	8.92%
				• Enhanced Large-Cap Growth Index Fund	8.62%

TIAA-CREF Lifecycle Funds  ■  Prospectus     43

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
				• Large-Cap Value Fund	8.29%
				• Enhanced Large-Cap Value Index Fund	8.03%
				• Growth & Income Fund	7.37%
				• Small-Cap Equity Fund	3.58%
				• Mid-Cap Growth Fund	0.37%
				• Mid-Cap Value Fund	0.32%
		International Equity	20.80%	• International Equity Fund	5.86%
				• Enhanced International Equity Index Fund	5.23%
				• International Opportunities Fund	4.95%
				• Emerging Markets Equity Fund	3.75%
				• Global Natural Resources Fund	1.01%
FIXED-INCOME	33.70%	Fixed-Income	29.79%	• Bond Fund	13.98%
				• Bond Plus Fund	10.83%
				• High-Yield Fund	3.99%
				• Emerging Markets Debt Fund	0.99%
		Short-Term Fixed-Income	1.93%	• Short-Term Bond Fund	1.92%
				• Money Market Fund	0.01%
		Inflation-Protected Assets	1.98%	• Inflation-Linked Bond Fund	1.98%

Total	100.00%	100.00%	100.00%

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately seven to ten years following the target date.

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement

44     Prospectus  ■  TIAA-CREF Lifecycle Funds

date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Retirement Income Fund is designed to maintain a relatively stable allocation among the Underlying Funds reflecting the resting point on the glidepath described in the chart above. More detailed information about the Lifecycle Retirement Income Fund is contained in the prospectus for that fund.

Principal investment risks

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

• Underlying Funds Risks—The Fund is exposed to the risks of the Underlying Funds in which it invests in direct proportion to the amount of assets the Fund allocates to each Underlying Fund.

• Equity Underlying Funds Risks—The risks of investing in equity Underlying Funds include risks specific to their investment strategies, as well as risks related to the equity markets in general, such as:

• market risk—The risk that the price of equity investments may decline in response to general market and economic conditions or events, including conditions and developments outside of the financial markets;

• issuer risk—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time; and

• foreign investment risk– The increased risks of adverse issuer, political, regulatory, currency, market or economic developments compared to investments in U.S. issuers, which can result in greater market and price volatility.

• Fixed-Income Underlying Funds Risks—The risks of investing in fixed-income Underlying Funds include risks specific to their investment strategies, as well as risks related to the fixed-income markets in general, such as:

TIAA-CREF Lifecycle Funds  ■  Prospectus     45

• credit risk—The risk that a decline in an issuer’s financial position may prevent it from making principal and interest payments on fixed-income investments held by a Fund when due;

• interest rate risk—The risk that the value or yield of fixed-income investments may decline if interest rates change, which could adversely affect a Fund’s income or the value of its holdings;

• income volatility risk—The risk that the level of current income from a Fund’s portfolio of fixed-income securities may decline due to rapid and unpredictable changes in prevailing market interest rates;

• call risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in a Fund’s income; and

• extension risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing a Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

• Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

• Fund of Funds Risk—The ability of the Fund to achieve its investment objective will depend in part upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the Prospectus for more detailed information about the risks described above, including the risks of the Underlying Funds.

Past performance

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Because the Fund only recently began offering [Investor] Class shares, the performance information shown is for the Fund’s existing classes, which would have substantially similar annual returns to the new [Investor] Class because all of the Fund’s classes are invested in the same portfolio of securities with the only difference being that the classes do not have the same expenses. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year for the last ten years. Because the expenses vary across share classes, the performance of the Retirement Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Retirement Class for a calendar quarter during the period covered by the bar chart. The performance table following the bar chart shows the Fund’s

46     Prospectus  ■  TIAA-CREF Lifecycle Funds

average annual total returns for the Retirement, Premier and Institutional Classes over the one-year, five-year, ten-year and since-inception periods(where applicable) ended December 31, 2014, and how those returns compare to those of certain broad-based securities market indices and a composite index based on the Fund's target allocations. After-tax performance is also shown only for Retirement Class shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Retirement Class shares. The performance in the bar charts and table has not been restated to reflect any difference between the existing classes’ expenses and estimated [Investor] Class expenses. Because existing class shares generally are expected to have different expenses than [Investor] Class shares, if the charts below had been restated with [Investor] Class expenses, performance would have differed.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Lifecycle 2025 Fund

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2015, was 3.18%.

Best quarter: 15.33%, for the quarter ended June 30, 2009. Worst quarter: -16.97%, for the quarter ended December 31, 2008.

TIAA-CREF Lifecycle Funds  ■  Prospectus     47

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2014

	Inception Date	One Year	Five Years	Ten Years
Retirement Class	10/15/2004
Return Before Taxes		4.56%	9.98%	5.46%
Return After Taxes on Distributions		2.81%	8.76%	4.54%
Return After Taxes on Distributions and Sale of
Fund Shares		3.46%	7.68%	4.14%
Institutional Class	1/17/2007
Return Before Taxes		4.87%	10.23%	5.67%*
Premier Class	9/30/2009
Return Before Taxes		4.73%	10.06%	5.51%*
Russell 3000® Index
(reflects no deductions for fees, expenses or taxes)		12.56%	15.63%	7.94%
Barclays U.S. Aggregate Bond Index
(reflects no deductions for fees, expenses or taxes)		5.97%	4.45%	4.71%
Lifecycle 2025 Fund Composite Index‡
(reflects no deductions for fees, expenses or taxes)		6.89%	10.25%	5.88%
Current performance of the Fund’s shares may be higher or lower than that shown above.
*

The performance shown for the Institutional Class and Premier Class that is prior to their inception dates is based on performance of the Fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Institutional Class and Premier Class.

‡

As of the close of business on December 31, 2014, the Lifecycle 2025 Fund Composite Index consisted of: 46.8% Russell 3000® Index; 29.6% Barclays U.S. Aggregate Bond Index; 20.0% MSCI All Country World Index ex-USA; 1.8% Barclays U.S. 1–3 Year Government/Credit Bond Index; and 1.8% Barclays U.S. Treasury Inflation Protected Securities Index (Series-L). The Fund’s composite benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

Portfolio management

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, Inc.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Hans Erickson, CFA	John Cunniff, CFA
Title:	Managing Director	Managing Director
Experience on Fund:	since 2006	since 2006

48     Prospectus  ■  TIAA-CREF Lifecycle Funds

Purchase and sale of [Investor] Class shares

[Investor] Class shares are available for purchase through certain financial intermediaries and employee benefit plans. The Fund also offers Institutional, Retirement, and Premier Class shares, which are offered through another prospectus that contains information about their respective eligibility criteria.

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any day that the New York Stock Exchange (“NYSE”) is open for business. Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements.

Tax information

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

Payments to broker-dealers and other financial intermediary compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the financial intermediary for providing investor services. The Fund’s related companies may also pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conﬂict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

TIAA-CREF Lifecycle Funds  ■  Prospectus     49

Summary information

TIAA-CREF Lifecycle 2030 Fund

of the TIAA-CREF Funds

Investment objective

The Lifecycle 2030 Fund seeks high total return over time through a combination of capital appreciation and income.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

[Investor] Class
Maximum sales charge imposed on purchases (percentage of offering price)	X%
Maximum deferred sales charge	X%
Maximum sales charge imposed on reinvested dividends and other distributions	X%
Redemption or exchange fee	X%
Maximum account fee	X%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

[Investor] Class
Management fees	X.XX%
Distribution (Rule 12b-1) fees	X.XX%
Other expenses	X.XX%
Acquired Fund fees and expenses	X.XX%
Total annual Fund operating expenses	X.XX%
Waivers and expense reimbursements	X.XX%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	X.XX%

50     Prospectus  ■  TIAA-CREF Lifecycle Funds

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement agreement will remain in place through [December __, 2016], but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

[Investor] Class
1 year	$	X
3 years	$	XX
5 years	$	XXX
10 years	$	XXX

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2015, the Fund’s portfolio turnover rate was 11% of the average value of its portfolio.

Principal investment strategies

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the Trust and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have an approximate target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire within a few years of 2030.

The Fund’s investment adviser, Teachers Advisors, Inc. (“Advisors”), expects to allocate approximately 74.00% of the Fund’s assets to equity Underlying Funds and 26.00% of the Fund’s assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to ten

TIAA-CREF Lifecycle Funds  ■  Prospectus     51

percentage points from the targets. The target allocations along the investment glidepath, illustrated in the chart below, gradually become more conservative, moving to target allocations of approximately 50% equity/50% fixed-income in the Fund’s target retirement year of 2030 and reaching the Fund’s final target allocation of approximately 40% equity/60% fixed-income at some point from 2037 to 2040. Within the equity and fixed-income asset classes, Advisors allocates the Fund’s investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2016, which will change over time, are approximately as follows: U.S. Equity: 50.68%; International Equity: 21.72%; Fixed-Income: 26.80%; Short-Term Fixed-Income: 0.40%; and Inflation-Protected Assets 0.40%.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Equity Fund, Enhanced Large-Cap Growth Index Fund and Enhanced Large-Cap Value Index Fund (U.S. Equity); International Equity Fund, International Opportunities Fund, Enhanced International Equity Index Fund, Global Natural Resources Fund and Emerging Markets Equity Fund (International Equity); Bond Fund, Bond Plus Fund, High-Yield Fund Emerging Markets Debt Fund (Fixed Income); Short-Term Bond Fund and Money Market Fund (Short-Term Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders, and the portfolio management team may use tactical allocation to take advantage of short to intermediate term opportunities through a combination of positions in Underlying Funds. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2015, are listed in the chart below. These allocations will change over time. Underlying Fund allocations in particular may change from year to year.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	74.28%	U.S. Equity	51.13%	• Large-Cap Growth Fund	10.04%
				• Enhanced Large-Cap Growth Index Fund	9.70%

52     Prospectus  ■  TIAA-CREF Lifecycle Funds

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
				• Large-Cap Value Fund	9.27%
				• Enhanced Large-Cap Value Index Fund	9.02%
				• Growth & Income Fund	8.25%
				• Small-Cap Equity Fund	4.02%
				• Mid-Cap Growth Fund	0.44%
				• Mid-Cap Value Fund	0.39%
		International Equity	23.15%	• International Equity Fund	6.50%
				• Enhanced International Equity Index Fund	5.85%
				• International Opportunities Fund	5.54%
				• Emerging Markets Equity Fund	4.15%
				• Global Natural Resources Fund	1.11%
FIXED-INCOME	25.72%	Fixed-Income	25.71%	• Bond Fund	9.98%
				• Bond Plus Fund	9.78%
				• High-Yield Fund	4.97%
				• Emerging Markets Debt Fund	0.98%
		Short-Term Fixed-Income	0.01%	• Money Market Fund	0.01%

Total	100.00%	100.00%	100.00%

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately seven to ten years following the target date.

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the

TIAA-CREF Lifecycle Funds  ■  Prospectus     53

Lifecycle Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Retirement Income Fund is designed to maintain a relatively stable allocation among the Underlying Funds reflecting the resting point on the glidepath described in the chart above. More detailed information about the Lifecycle Retirement Income Fund is contained in the prospectus for that fund.

Principal investment risks

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

• Underlying Funds Risks—The Fund is exposed to the risks of the Underlying Funds in which it invests in direct proportion to the amount of assets the Fund allocates to each Underlying Fund.

• Equity Underlying Funds Risks—The risks of investing in equity Underlying Funds include risks specific to their investment strategies, as well as risks related to the equity markets in general, such as:

• market risk—The risk that the price of equity investments may decline in response to general market and economic conditions or events, including conditions and developments outside of the financial markets;

• issuer risk—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time; and

• foreign investment risk– The increased risks of adverse issuer, political, regulatory, currency, market or economic developments compared to investments in U.S. issuers, which can result in greater market and price volatility.

• Fixed-Income Underlying Funds Risks—The risks of investing in fixed-income Underlying Funds include risks specific to their investment strategies, as well as risks related to the fixed-income markets in general, such as:

• credit risk—The risk that a decline in an issuer’s financial position may prevent it from making principal and interest payments on fixed-income investments held by a Fund when due;

54     Prospectus  ■  TIAA-CREF Lifecycle Funds

• interest rate risk—The risk that the value or yield of fixed-income investments may decline if interest rates change, which could adversely affect a Fund’s income or the value of its holdings;

• income volatility risk—The risk that the level of current income from a Fund’s portfolio of fixed-income securities may decline due to rapid and unpredictable changes in prevailing market interest rates;

• call risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in a Fund’s income; and

• extension risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing a Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

• Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

• Fund of Funds Risk—The ability of the Fund to achieve its investment objective will depend in part upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the Prospectus for more detailed information about the risks described above, including the risks of the Underlying Funds.

Past performance

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Because the Fund only recently began offering [Investor] Class shares, the performance information shown is for the Fund’s existing classes, which would have substantially similar annual returns to the new [Investor] Class because all of the Fund’s classes are invested in the same portfolio of securities with the only difference being that the classes do not have the same expenses. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year for the last ten years. Because the expenses vary across share classes, the performance of the Retirement Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Retirement Class for a calendar quarter during the period covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Premier and Institutional Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2014, and how those returns compare to those of certain broad-based securities market indices and a composite index based on

TIAA-CREF Lifecycle Funds  ■  Prospectus     55

the Fund's target allocations. After-tax performance is also shown only for Retirement Class shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Retirement Class shares. The performance in the bar charts and table has not been restated to reflect any difference between the existing classes’ expenses and estimated [Investor] Class expenses. Because existing class shares generally are expected to have different expenses than [Investor] Class shares, if the charts below had been restated with [Investor] Class expenses, performance would have differed.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Lifecycle 2030 Fund

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2015, was 3.53%.

Best quarter: 16.62%, for the quarter ended June 30, 2009. Worst quarter: -19.05%, for the quarter ended December 31, 2008.

56     Prospectus  ■  TIAA-CREF Lifecycle Funds

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2014

	Inception Date	One Year	Five Years	Ten Years
Retirement Class	10/15/2004
Return Before Taxes		4.53%	10.52%	5.45%
Return After Taxes on Distributions		2.79%	9.35%	4.57%
Return After Taxes on Distributions and Sale of
Fund Shares		3.47%	8.15%	4.15%
Institutional Class	1/17/2007
Return Before Taxes		4.71%	10.79%	5.65%*
Premier Class	9/30/2009
Return Before Taxes		4.68%	10.62%	5.50%*
Russell 3000® Index
(reflects no deductions for fees, expenses or taxes)		12.56%	15.63%	7.94%
Barclays U.S. Aggregate Bond Index
(reflects no deductions for fees, expenses or taxes)		5.97%	4.45%	4.71%
Lifecycle 2030 Fund Composite Index‡
(reflects no deductions for fees, expenses or taxes)		7.12%	10.90%	5.95%
Current performance of the Fund’s shares may be higher or lower than that shown above.
*

The performance shown for the Institutional Class and Premier Class that is prior to their inception dates is based on performance of the Fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Institutional Class and Premier Class.

‡

As of the close of business on December 31, 2014, the Lifecycle 2030 Fund Composite Index consisted of: 52.4% Russell 3000® Index; 25.2% Barclays U.S. Aggregate Bond Index; and 22.4% MSCI All Country World Index ex-USA. The Fund’s composite benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

Portfolio management

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, Inc.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Hans Erickson, CFA	John Cunniff, CFA
Title:	Managing Director	Managing Director
Experience on Fund:	since 2006	since 2006

Purchase and sale of [Investor] Class shares

[Investor] Class shares are available for purchase through certain financial intermediaries and employee benefit plans. The Fund also offers Institutional,

TIAA-CREF Lifecycle Funds  ■  Prospectus     57

Retirement, and Premier Class shares, which are offered through another prospectus that contains information about their respective eligibility criteria.

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any day that the New York Stock Exchange (“NYSE”) is open for business. Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements.

Tax information

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

Payments to broker-dealers and other financial intermediary compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the financial intermediary for providing investor services. The Fund’s related companies may also pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conﬂict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

58     Prospectus  ■  TIAA-CREF Lifecycle Funds

Summary information

TIAA-CREF Lifecycle 2035 Fund

of the TIAA-CREF Funds

Investment objective

The Lifecycle 2035 Fund seeks high total return over time through a combination of capital appreciation and income.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

[Investor] Class
Maximum sales charge imposed on purchases (percentage of offering price)	X%
Maximum deferred sales charge	X%
Maximum sales charge imposed on reinvested dividends and other distributions	X%
Redemption or exchange fee	X%
Maximum account fee	X%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

[Investor] Class
Management fees	X.XX%
Distribution (Rule 12b-1) fees	X.XX%
Other expenses	X.XX%
Acquired Fund fees and expenses	X.XX%
Total annual Fund operating expenses	X.XX%
Waivers and expense reimbursements	X.XX%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	X.XX%

TIAA-CREF Lifecycle Funds  ■  Prospectus     59

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement agreement will remain in place through [December __, 2016], but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

[Investor] Class
1 year	$	X
3 years	$	XX
5 years	$	XXX
10 years	$	XXX

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2015, the Fund’s portfolio turnover rate was 11% of the average value of its portfolio.

Principal investment strategies

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the Trust and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have an approximate target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire within a few years of 2035.

The Fund’s investment adviser, Teachers Advisors, Inc. (“Advisors”), expects to allocate approximately 82.00% of the Fund’s assets to equity Underlying Funds and 18.00% of the Fund’s assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to ten

60     Prospectus  ■  TIAA-CREF Lifecycle Funds

percentage points from the targets. The target allocations along the investment glidepath, illustrated in the chart below, gradually becomes more conservative, moving to target allocations of approximately 50% equity/50% fixed-income in the Fund’s target retirement year of 2035 and reaching the Fund’s final target allocation of approximately 40% equity/60% fixed-income at some point from 2042 to 2045. Within the equity and fixed-income asset classes, Advisors allocates the Fund’s investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2016, which will change over time, are approximately as follows: U.S. Equity: 56.28%; International Equity: 24.12%; Fixed-Income: 19.60%; Short-Term Fixed-Income: 0.00%; and Inflation-Protected Assets: 0.00%.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Equity Fund, Enhanced Large-Cap Growth Index Fund and Enhanced Large-Cap Value Index Fund (U.S. Equity); International Equity Fund, International Opportunities Fund, Enhanced International Equity Index Fund, Global Natural Resources Fund and Emerging Markets Equity Fund (International Equity); Bond Fund, Bond Plus Fund, High-Yield Fund and Emerging Markets Debt Fund (Fixed-Income); Short-Term Bond Fund and Money Market Fund (Short-Term Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders, and the portfolio management team may use tactical allocation to take advantage of short to intermediate term opportunities through a combination of positions in Underlying Funds. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2015, are listed in the chart below. These allocations will change over time. Underlying Fund allocations in particular may change from year to year.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	82.27%	U.S. Equity	56.75%	• Large-Cap Growth Fund	11.10%
				• Enhanced Large-Cap Growth Index Fund	10.76%

TIAA-CREF Lifecycle Funds  ■  Prospectus     61

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
				• Large-Cap Value Fund	10.28%
				• Enhanced Large-Cap Value Index Fund	10.01%
				• Growth & Income Fund	9.12%
				• Small-Cap Equity Fund	4.49%
				• Mid-Cap Growth Fund	0.53%
				• Mid-Cap Value Fund	0.46%
		International Equity	25.52%	• International Equity Fund	7.15%
				• Enhanced International Equity Index Fund	6.47%
				• International Opportunities Fund	6.13%
				• Emerging Markets Equity Fund	4.54%
				• Global Natural Resources Fund	1.23%
FIXED-INCOME	17.73%	Fixed-Income	17.72%	• Bond Plus Fund	5.89%
				• Bond Fund	5.88%
				• High-Yield Fund	4.97%
				• Emerging Markets Debt Fund	0.98%
		Short-Term Fixed-Income	0.01%	• Money Market Fund	0.01%

Total	100.00%	100.00%	100.00%

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately seven to ten years following the target date.

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the

62     Prospectus  ■  TIAA-CREF Lifecycle Funds

Lifecycle Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Retirement Income Fund is designed to maintain a relatively stable allocation among the Underlying Funds reflecting the resting point on the glidepath described in the chart above. More detailed information about the Lifecycle Retirement Income Fund is contained in the prospectus for that fund.

Principal investment risks

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

• Underlying Funds Risks—The Fund is exposed to the risks of the Underlying Funds in which it invests in direct proportion to the amount of assets the Fund allocates to each Underlying Fund.

• Equity Underlying Funds Risks—The risks of investing in equity Underlying Funds include risks specific to their investment strategies, as well as risks related to the equity markets in general, such as:

• market risk—The risk that the price of equity investments may decline in response to general market and economic conditions or events, including conditions and developments outside of the financial markets;

• issuer risk—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time; and

• foreign investment risk– The increased risks of adverse issuer, political, regulatory, currency, market or economic developments compared to investments in U.S. issuers, which can result in greater market and price volatility.

• Fixed-Income Underlying Funds Risks—The risks of investing in fixed-income Underlying Funds include risks specific to their investment strategies, as well as risks related to the fixed-income markets in general, such as:

• credit risk—The risk that a decline in an issuer’s financial position may prevent it from making principal and interest payments on fixed-income investments held by a Fund when due;

TIAA-CREF Lifecycle Funds  ■  Prospectus     63

• interest rate risk—The risk that the value or yield of fixed-income investments may decline if interest rates change, which could adversely affect a Fund’s income or the value of its holdings;

• income volatility risk—The risk that the level of current income from a Fund’s portfolio of fixed-income securities may decline due to rapid and unpredictable changes in prevailing market interest rates;

• call risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in a Fund’s income; and

• extension risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing a Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

• Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

• Fund of Funds Risk—The ability of the Fund to achieve its investment objective will depend in part upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the Prospectus for more detailed information about the risks described above, including the risks of the Underlying Funds.

Past performance

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Because the Fund only recently began offering [Investor] Class shares, the performance information shown is for the Fund’s existing classes, which would have substantially similar annual returns to the new [Investor] Class because all of the Fund’s classes are invested in the same portfolio of securities with the only difference being that the classes do not have the same expenses. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year for the last ten years. Because the expenses vary across share classes, the performance of the Retirement Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Retirement Class for a calendar quarter during the period covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Premier and Institutional Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2014, and how those returns compare to those of certain broad-based securities market indices and a composite index based on

64     Prospectus  ■  TIAA-CREF Lifecycle Funds

the Fund's target allocations. After-tax performance is also shown only for Retirement Class shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Retirement Class shares. The performance in the bar charts and table has not been restated to reflect any difference between the existing classes’ expenses and estimated [Investor] Class expenses. Because existing class shares generally are expected to have different expenses than [Investor] Class shares, if the charts below had been restated with [Investor] Class expenses, performance would have differed.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Lifecycle 2035 Fund

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2015, was 3.84%.

Best quarter: 17.55%, for the quarter ended June 30, 2009. Worst quarter: -20.30%, for the quarter ended December 31, 2008.

TIAA-CREF Lifecycle Funds  ■  Prospectus     65

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2014

	Inception Date	One Year	Five Years	Ten Years
Retirement Class	10/15/2004
Return Before Taxes		4.42%	11.01%	5.67%
Return After Taxes on Distributions		2.67%	9.88%	4.81%
Return After Taxes on Distributions and Sale of
Fund Shares		3.46%	8.58%	4.35%
Institutional Class	1/17/2007
Return Before Taxes		4.67%	11.28%	5.88%*
Premier Class	9/30/2009
Return Before Taxes		4.53%	11.12%	5.73%*
Russell 3000® Index
(reflects no deductions for fees, expenses or taxes)		12.56%	15.63%	7.94%
Barclays U.S. Aggregate Bond Index
(reflects no deductions for fees, expenses or taxes)		5.97%	4.45%	4.71%
Lifecycle 2035 Fund Composite Index‡
(reflects no deductions for fees, expenses or taxes)		7.22%	11.51%	6.21%
Current performance of the Fund’s shares may be higher or lower than that shown above.
*

The performance shown for the Institutional Class and Premier Class that is prior to their inception dates is based on performance of the Fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Institutional Class and Premier Class.

‡

As of the close of business on December 31, 2014, the Lifecycle 2035 Fund Composite Index consisted of: 58.0% Russell 3000® Index; 24.8% MSCI All Country World Index ex-USA; and 17.2% Barclays U.S. Aggregate Bond Index. The Fund’s composite benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

Portfolio management

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, Inc.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Hans Erickson, CFA	John Cunniff, CFA
Title:	Managing Director	Managing Director
Experience on Fund:	since 2006	since 2006

Purchase and sale of [Investor] Class shares

[Investor] Class shares are available for purchase through certain financial intermediaries and employee benefit plans. The Fund also offers Institutional,

66     Prospectus  ■  TIAA-CREF Lifecycle Funds

Retirement, and Premier Class shares, which are offered through another prospectus that contains information about their respective eligibility criteria.

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any day that the New York Stock Exchange (“NYSE”) is open for business. Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements.

Tax information

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

Payments to broker-dealers and other financial intermediary compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the financial intermediary for providing investor services. The Fund’s related companies may also pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conﬂict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

TIAA-CREF Lifecycle Funds  ■  Prospectus     67

Summary information

TIAA-CREF Lifecycle 2040 Fund

of the TIAA-CREF Funds

Investment objective

The Lifecycle 2040 Fund seeks high total return over time through a combination of capital appreciation and income.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

[Investor] Class
Maximum sales charge imposed on purchases (percentage of offering price)	X%
Maximum deferred sales charge	X%
Maximum sales charge imposed on reinvested dividends and other distributions	X%
Redemption or exchange fee	X%
Maximum account fee	X%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

[Investor] Class
Management fees	X.XX%
Distribution (Rule 12b-1) fees	X.XX%
Other expenses	X.XX%
Acquired Fund fees and expenses	X.XX%
Total annual Fund operating expenses	X.XX%
Waivers and expense reimbursements	X.XX%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	X.XX%

68     Prospectus  ■  TIAA-CREF Lifecycle Funds

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement agreement will remain in place through [December __, 2016], but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

[Investor] Class
1 year	$	X
3 years	$	XX
5 years	$	XXX
10 years	$	XXX

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2015, the Fund’s portfolio turnover rate was 11% of the average value of its portfolio.

Principal investment strategies

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the Trust and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have an approximate target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire within a few years of 2040.

The Fund’s investment adviser, Teachers Advisors, Inc. (“Advisors”), expects to allocate approximately 90.00% of the Fund’s assets to equity Underlying Funds and 10.00% of the Fund’s assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to ten

TIAA-CREF Lifecycle Funds  ■  Prospectus     69

percentage points from the targets. The target allocations along the investment glidepath, illustrated in the chart below, gradually become more conservative, moving to target allocations of approximately 50% equity/50% fixed-income in the Fund’s target retirement year of 2040 and reaching the Fund’s final target allocation of approximately 40% equity/60% fixed-income at some point from 2047 to 2050. Within the equity and fixed-income asset classes, Advisors allocates the Fund’s investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2016, which will change over time, are approximately as follows: U.S. Equity: 61.88%; International Equity: 26.52%; Fixed-Income: 11.60%; Short-Term Fixed-Income: 0.00%; and Inflation-Protected Assets: 0.00%.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Equity Fund, Enhanced Large-Cap Growth Index Fund and Enhanced Large-Cap Value Index Fund (U.S. Equity); International Equity Fund, International Opportunities Fund, Enhanced International Equity Index Fund, Global Natural Resources Fund and Emerging Markets Equity Fund (International Equity); Bond Fund, Bond Plus Fund, High-Yield Fund and Emerging Markets Debt Fund (Fixed-Income); Short-Term Bond Fund and Money Market Fund (Short-Term Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders, and the portfolio management team may use tactical allocation to take advantage of short to intermediate term opportunities through a combination of positions in Underlying Funds. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2015, are listed in the chart below. These allocations will change over time. Underlying Fund allocations in particular may change from year to year.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	90.05%	U.S. Equity	62.18%	• Large-Cap Growth Fund	12.15%
				• Enhanced Large-Cap Growth Index Fund	11.79%

70     Prospectus  ■  TIAA-CREF Lifecycle Funds

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
				• Large-Cap Value Fund	11.23%
				• Enhanced Large-Cap Value Index Fund	10.98%
				• Growth & Income Fund	9.98%
				• Small-Cap Equity Fund	4.91%
				• Mid-Cap Growth Fund	0.61%
				• Mid-Cap Value Fund	0.53%
		International Equity	27.87%	• International Equity Fund	7.79%
				• Enhanced International Equity Index Fund	7.08%
				• International Opportunities Fund	6.71%
				• Emerging Markets Equity Fund	4.94%
				• Global Natural Resources Fund	1.35%
FIXED-INCOME	9.95%	Fixed-Income	9.94%	• High-Yield Fund	4.98%
				• Bond Plus Fund	3.98%
				• Emerging Markets Debt Fund	0.98%
		Short-Term Fixed-Income	0.01%	• Money Market Fund	0.01%

Total	100.00%	100.00%	100.00%

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately seven to ten years following the target date.

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the

TIAA-CREF Lifecycle Funds  ■  Prospectus     71

Lifecycle Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Retirement Income Fund is designed to maintain a relatively stable allocation among the Underlying Funds reflecting the resting point on the glidepath described in the chart above. More detailed information about the Lifecycle Retirement Income Fund is contained in the prospectus for that fund.

Principal investment risks

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

• Underlying Funds Risks—The Fund is exposed to the risks of the Underlying Funds in which it invests in direct proportion to the amount of assets the Fund allocates to each Underlying Fund.

• Equity Underlying Funds Risks—The risks of investing in equity Underlying Funds include risks specific to their investment strategies, as well as risks related to the equity markets in general, such as:

• market risk—The risk that the price of equity investments may decline in response to general market and economic conditions or events, including conditions and developments outside of the financial markets;

• issuer risk—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time; and

• foreign investment risk– The increased risks of adverse issuer, political, regulatory, currency, market or economic developments compared to investments in U.S. issuers, which can result in greater market and price volatility.

• Fixed-Income Underlying Funds Risks—The risks of investing in fixed-income Underlying Funds include risks specific to their investment strategies, as well as risks related to the fixed-income markets in general, such as:

• credit risk—The risk that a decline in an issuer’s financial position may prevent it from making principal and interest payments on fixed-income investments held by a Fund when due;

72     Prospectus  ■  TIAA-CREF Lifecycle Funds

• interest rate risk—The risk that the value or yield of fixed-income investments may decline if interest rates change, which could adversely affect a Fund’s income or the value of its holdings;

• income volatility risk—The risk that the level of current income from a Fund’s portfolio of fixed-income securities may decline due to rapid and unpredictable changes in prevailing market interest rates;

• call risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in a Fund’s income; and

• extension risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing a Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

• Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

• Fund of Funds Risk—The ability of the Fund to achieve its investment objective will depend in part upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the Prospectus for more detailed information about the risks described above, including the risks of the Underlying Funds.

Past performance

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Because the Fund only recently began offering [Investor] Class shares, the performance information shown is for the Fund’s existing classes, which would have substantially similar annual returns to the new [Investor] Class because all of the Fund’s classes are invested in the same portfolio of securities with the only difference being that the classes do not have the same expenses. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year for the last ten years. Because the expenses vary across share classes, the performance of the Retirement Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Retirement Class for a calendar quarter during the period covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Premier and Institutional Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2014, and how those returns compare to those of certain broad-based securities market indices and a composite index based on

TIAA-CREF Lifecycle Funds  ■  Prospectus     73

the Fund's target allocations. After-tax performance is also shown only for Retirement Class shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Retirement Class shares. The performance in the bar charts and table has not been restated to reflect any difference between the existing classes’ expenses and estimated [Investor] Class expenses. Because existing class shares generally are expected to have different expenses than [Investor] Class shares, if the charts below had been restated with [Investor] Class expenses, performance would have differed.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Lifecycle 2040 Fund

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2015, was 4.21%.

Best quarter: 17.54%, for the quarter ended June 30, 2009. Worst quarter: -20.27%, for the quarter ended December 31, 2008.

74     Prospectus  ■  TIAA-CREF Lifecycle Funds

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2014

	Inception Date	One Year	Five Years	Ten Years
Retirement Class	10/15/2004
Return Before Taxes		4.38%	11.30%	5.94%
Return After Taxes on Distributions		2.63%	10.14%	5.08%
Return After Taxes on Distributions and Sale of
Fund Shares		3.47%	8.83%	4.59%
Institutional Class	1/17/2007
Return Before Taxes		4.63%	11.58%	6.16%*
Premier Class	9/30/2009
Return Before Taxes		4.49%	11.42%	6.01%*
Russell 3000® Index
(reflects no deductions for fees, expenses or taxes)		12.56%	15.63%	7.94%
Barclays U.S. Aggregate Bond Index
(reflects no deductions for fees, expenses or taxes)		5.97%	4.45%	4.71%
Lifecycle 2040 Fund Composite Index‡
(reflects no deductions for fees, expenses or taxes)		7.30%	11.85%	6.50%
Current performance of the Fund’s shares may be higher or lower than that shown above.
*

The performance shown for the Institutional Class and Premier Class that is prior to their inception dates is based on performance of the Fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Institutional Class and Premier Class.

‡

As of the close of business on December 31, 2014, the Lifecycle 2040 Fund Composite Index consisted of: 63.0% Russell 3000® Index; 27.0% MSCI All Country World Index ex-USA; and 10.0% Barclays U.S. Aggregate Bond Index. The Fund’s composite benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

Portfolio management

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, Inc.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Hans Erickson, CFA	John Cunniff, CFA
Title:	Managing Director	Managing Director
Experience on Fund:	since 2006	since 2006

Purchase and sale of [Investor] Class shares

[Investor] Class shares are available for purchase through certain financial intermediaries and employee benefit plans. The Fund also offers Institutional,

TIAA-CREF Lifecycle Funds  ■  Prospectus     75

Retirement, and Premier Class shares, which are offered through another prospectus that contains information about their respective eligibility criteria.

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any day that the New York Stock Exchange (“NYSE”) is open for business. Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements.

Tax information

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

Payments to broker-dealers and other financial intermediary compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the financial intermediary for providing investor services. The Fund’s related companies may also pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conﬂict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

76     Prospectus  ■  TIAA-CREF Lifecycle Funds

Summary information

TIAA-CREF Lifecycle 2045 Fund

of the TIAA-CREF Funds

Investment objective

The Lifecycle 2045 Fund seeks high total return over time through a combination of capital appreciation and income.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

[Investor] Class
Maximum sales charge imposed on purchases (percentage of offering price)	X%
Maximum deferred sales charge	X%
Maximum sales charge imposed on reinvested dividends and other distributions	X%
Redemption or exchange fee	X%
Maximum account fee	X%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

[Investor] Class
Management fees	X.XX%
Distribution (Rule 12b-1) fees	X.XX%
Other expenses	X.XX%
Acquired Fund fees and expenses	X.XX%
Total annual Fund operating expenses	X.XX%
Waivers and expense reimbursements	X.XX%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	X.XX%

TIAA-CREF Lifecycle Funds  ■  Prospectus     77

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement agreement will remain in place through [December __, 2016], but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

[Investor] Class
1 year	$	X
3 years	$	XX
5 years	$	XXX
10 years	$	XXX

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2015, the Fund’s portfolio turnover rate was 8% of the average value of its portfolio.

Principal investment strategies

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the Trust and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have an approximate target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire within a few years of 2045.

The Fund’s investment adviser, Teachers Advisors, Inc. (“Advisors”), expects to allocate approximately 90.00% of the Fund’s assets to equity Underlying Funds and 10.00% of the Fund’s assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to ten

78     Prospectus  ■  TIAA-CREF Lifecycle Funds

percentage points from the targets. The target allocations along the investment glidepath, illustrated in the chart below, gradually become more conservative, moving to target allocations of approximately 50% equity/50% fixed-income in the Fund’s target retirement year of 2045 and reaching the Fund’s final target allocation of approximately 40% equity/60% fixed-income at some point from 2052 to 2055. Within the equity and fixed-income asset classes, Advisors allocates the Fund’s investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2016, which will change over time, are approximately as follows: U.S. Equity: 63.00%; International Equity: 27.00%; Fixed-Income: 10.00%; Short-Term Fixed-Income: 0.00%; and Inflation-Protected Assets: 0.00%.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Equity Fund, Enhanced Large-Cap Growth Index Fund and Enhanced Large-Cap Value Index Fund (U.S. Equity); International Equity Fund, International Opportunities Fund, Enhanced International Equity Index Fund, Global Natural Resources Fund and Emerging Markets Equity Fund (International Equity); Bond Fund, Bond Plus Fund, High-Yield Fund and Emerging Markets Debt Fund (Fixed-Income); Short-Term Bond Fund and Money Market Fund (Short-Term Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders, and the portfolio management team may use tactical allocation to take advantage of short to intermediate term opportunities through a combination of positions in Underlying Funds. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2015, are listed in the chart below. These allocations will change over time. Underlying Fund allocations in particular may change from year to year.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	90.03%	U.S. Equity	62.11%	• Large-Cap Growth Fund	12.12%
				• Enhanced Large-Cap Growth Index Fund	11.79%

TIAA-CREF Lifecycle Funds  ■  Prospectus     79

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
				• Large-Cap Value Fund	11.22%
				• Enhanced Large-Cap Value Index Fund	10.95%
				• Growth & Income Fund	9.97%
				• Small-Cap Equity Fund	4.91%
				• Mid-Cap Growth Fund	0.62%
				• Mid-Cap Value Fund	0.53%
		International Equity	27.92%	• International Equity Fund	7.81%
				• Enhanced International Equity Index Fund	7.14%
				• International Opportunities Fund	6.66%
				• Emerging Markets Equity Fund	4.97%
				• Global Natural Resources Fund	1.34%
FIXED-INCOME	9.97%	Fixed-Income	9.96%	• High-Yield Fund	4.97%
				• Bond Plus Fund	4.01%
				• Emerging Markets Debt Fund	0.98%
		Short-Term Fixed-Income	0.01%	• Money Market Fund	0.01%

Total	100.00%	100.00%	100.00%

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately seven to ten years following the target date.

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the

80     Prospectus  ■  TIAA-CREF Lifecycle Funds

Lifecycle Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Retirement Income Fund is designed to maintain a relatively stable allocation among the Underlying Funds reflecting the resting point on the glidepath described in the chart above. More detailed information about the Lifecycle Retirement Income Fund is contained in the prospectus for that fund.

Principal investment risks

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

• Underlying Funds Risks—The Fund is exposed to the risks of the Underlying Funds in which it invests in direct proportion to the amount of assets the Fund allocates to each Underlying Fund.

• Equity Underlying Funds Risks—The risks of investing in equity Underlying Funds include risks specific to their investment strategies, as well as risks related to the equity markets in general, such as:

• market risk—The risk that the price of equity investments may decline in response to general market and economic conditions or events, including conditions and developments outside of the financial markets;

• issuer risk—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time; and

• foreign investment risk– The increased risks of adverse issuer, political, regulatory, currency, market or economic developments compared to investments in U.S. issuers, which can result in greater market and price volatility.

• Fixed-Income Underlying Funds Risks—The risks of investing in fixed-income Underlying Funds include risks specific to their investment strategies, as well as risks related to the fixed-income markets in general, such as:

• credit risk—The risk that a decline in an issuer’s financial position may prevent it from making principal and interest payments on fixed-income investments held by a Fund when due;

TIAA-CREF Lifecycle Funds  ■  Prospectus     81

• interest rate risk—The risk that the value or yield of fixed-income investments may decline if interest rates change, which could adversely affect a Fund’s income or the value of its holdings;

• income volatility risk—The risk that the level of current income from a Fund’s portfolio of fixed-income securities may decline due to rapid and unpredictable changes in prevailing market interest rates;

• call risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in a Fund’s income; and

• extension risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing a Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

• Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

• Fund of Funds Risk—The ability of the Fund to achieve its investment objective will depend in part upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the Prospectus for more detailed information about the risks described above, including the risks of the Underlying Funds.

Past performance

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Because the Fund only recently began offering [Investor] Class shares, the performance information shown is for the Fund’s existing classes, which would have substantially similar annual returns to the new [Investor] Class because all of the Fund’s classes are invested in the same portfolio of securities with the only difference being that the classes do not have the same expenses. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Retirement Class for a calendar quarter during the period covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Premier and Institutional Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2014, and how those returns compare to those of certain broad-based securities market indices and a

82     Prospectus  ■  TIAA-CREF Lifecycle Funds

composite index based on the Fund's target allocations. After-tax performance is also shown only for Retirement Class shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Retirement Class shares. The performance in the bar charts and table has not been restated to reflect any difference between the existing classes’ expenses and estimated [Investor] Class expenses. Because existing class shares generally are expected to have different expenses than [Investor] Class shares, if the charts below had been restated with [Investor] Class expenses, performance would have differed.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Lifecycle 2045 Fund

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2015, was 4.19%.

Best quarter: 17.33%, for the quarter ended June 30, 2009. Worst quarter: -21.15%, for the quarter ended December 31, 2008.

TIAA-CREF Lifecycle Funds  ■  Prospectus     83

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2014

	Inception Date	One Year	Five Years	Since Inception
Retirement Class	11/30/2007
Return Before Taxes		4.28%	11.25%	4.14%
Return After Taxes on Distributions		2.80%	10.34%	3.31%
Return After Taxes on Distributions and Sale of
Fund Shares		3.09%	8.75%	3.02%
Institutional Class	11/30/2007
Return Before Taxes		4.61%	11.54%	4.41%
Premier Class	9/30/2009
Return Before Taxes		4.48%	11.38%	4.24	%*
Russell 3000® Index
(reflects no deductions for fees, expenses or taxes)		12.56%	15.63%	7.35	%†
Barclays U.S. Aggregate Bond Index
(reflects no deductions for fees, expenses or taxes)		5.97%	4.45%	4.76	%†
Lifecycle 2045 Fund Composite Index‡
(reflects no deductions for fees, expenses or taxes)		7.30%	11.85%	5.15	%†
Current performance of the Fund’s shares may be higher or lower than that shown above.
*

The performance shown for the Premier Class that is prior to its inception date is based on performance of the Fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Premier Class.

†		Performance is calculated from the inception date of the Retirement Class.
‡

As of the close of business on December 31, 2014, the Lifecycle 2045 Fund Composite Index consisted of: 63.0% Russell 3000® Index; 27.0% MSCI All Country World Index ex-USA; and 10.0% Barclays U.S. Aggregate Bond Index. The Fund’s composite benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

Portfolio management

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, Inc.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Hans Erickson, CFA	John Cunniff, CFA
Title:	Managing Director	Managing Director
Experience on Fund:	since 2007	since 2007

84     Prospectus  ■  TIAA-CREF Lifecycle Funds

Purchase and sale of [Investor] Class shares

[Investor] Class shares are available for purchase through certain financial intermediaries and employee benefit plans. The Fund also offers Institutional, Retirement, and Premier Class shares, which are offered through another prospectus that contains information about their respective eligibility criteria.

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any day that the New York Stock Exchange (“NYSE”) is open for business. Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements.

Tax information

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

Payments to broker-dealers and other financial intermediary compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the financial intermediary for providing investor services. The Fund’s related companies may also pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conﬂict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

TIAA-CREF Lifecycle Funds  ■  Prospectus     85

Summary information

TIAA-CREF Lifecycle 2050 Fund

of the TIAA-CREF Funds

Investment objective

The Lifecycle 2050 Fund seeks high total return over time through a combination of capital appreciation and income.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

[Investor] Class
Maximum sales charge imposed on purchases (percentage of offering price)	X%
Maximum deferred sales charge	X%
Maximum sales charge imposed on reinvested dividends and other distributions	X%
Redemption or exchange fee	X%
Maximum account fee	X%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

[Investor] Class
Management fees	X.XX%
Distribution (Rule 12b-1) fees	X.XX%
Other expenses	X.XX%
Acquired Fund fees and expenses	X.XX%
Total annual Fund operating expenses	X.XX%
Waivers and expense reimbursements	X.XX%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	X.XX%

86     Prospectus  ■  TIAA-CREF Lifecycle Funds

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement agreement will remain in place through [December __, 2016], but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

[Investor] Class
1 year	$	X
3 years	$	XX
5 years	$	XXX
10 years	$	XXX

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2015, the Fund’s portfolio turnover rate was 7% of the average value of its portfolio.

Principal investment strategies

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the Trust and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have an approximate target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire within a few years of 2050.

The Fund’s investment adviser, Teachers Advisors, Inc. (“Advisors”), expects to allocate approximately 90.00% of the Fund’s assets to equity Underlying Funds and 10.00% of the Fund’s assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to ten

TIAA-CREF Lifecycle Funds  ■  Prospectus     87

percentage points from the targets. The target allocations along the investment glidepath, illustrated in the chart below, gradually become more conservative, moving to target allocations of approximately 50% equity/50% fixed-income in the Fund’s target retirement year of 2050 and reaching the Fund’s final target allocation of approximately 40% equity/60% fixed-income at some point from 2057 to 2060. Within the equity and fixed-income asset classes, Advisors allocates the Fund’s investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2016, which will change over time, are approximately as follows: U.S. Equity: 63.00%; International Equity: 27.00%; Fixed-Income: 10.00%; Short-Term Fixed-Income: 0.00%; and Inflation-Protected Assets: 0.00%.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Equity Fund, Enhanced Large-Cap Growth Index Fund and Enhanced Large-Cap Value Index Fund (U.S. Equity); International Equity Fund, International Opportunities Fund, Enhanced International Equity Index Fund, Global Natural Resources Fund and Emerging Markets Equity Fund (International Equity); Bond Fund, Bond Plus Fund, High-Yield Fund and Emerging Markets Debt Fund (Fixed-Income); Short-Term Bond Fund and Money Market Fund (Short-Term Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders, and the portfolio management team may use tactical allocation to take advantage of short to intermediate term opportunities through a combination of positions in Underlying Funds. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2015, are listed in the chart below. These allocations will change over time. Underlying Fund allocations in particular may change from year to year.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	90.02%	U.S. Equity	62.05%	• Large-Cap Growth Fund	12.13%
				• Enhanced Large-Cap Growth Index Fund	11.78%

88     Prospectus  ■  TIAA-CREF Lifecycle Funds

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
				• Large-Cap Value Fund	11.20%
				• Enhanced Large-Cap Value Index Fund	10.94%
				• Growth & Income Fund	9.96%
				• Small-Cap Equity Fund	4.90%
				• Mid-Cap Growth Fund	0.61%
				• Mid-Cap Value Fund	0.53%
		International Equity	27.97%	• International Equity Fund	7.83%
				• Enhanced International Equity Index Fund	7.18%
				• International Opportunities Fund	6.64%
				• Emerging Markets Equity Fund	4.98%
				• Global Natural Resources Fund	1.34%
FIXED-INCOME	9.98%	Fixed-Income	9.98%	• High-Yield Fund	4.98%
				• Bond Plus Fund	4.02%
				• Emerging Markets Debt Fund	0.98%
		Short-Term Fixed-Income	0.00%	• Money Market Fund	0.00%

Total	100.00%	100.00%	100.00%

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately seven to ten years following the target date.

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the

TIAA-CREF Lifecycle Funds  ■  Prospectus     89

Lifecycle Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Retirement Income Fund is designed to maintain a relatively stable allocation among the Underlying Funds reflecting the resting point on the glidepath described in the chart above. More detailed information about the Lifecycle Retirement Income Fund is contained in the prospectus for that fund.

Principal investment risks

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

• Underlying Funds Risks—The Fund is exposed to the risks of the Underlying Funds in which it invests in direct proportion to the amount of assets the Fund allocates to each Underlying Fund.

• Equity Underlying Funds Risks—The risks of investing in equity Underlying Funds include risks specific to their investment strategies, as well as risks related to the equity markets in general, such as:

• market risk—The risk that the price of equity investments may decline in response to general market and economic conditions or events, including conditions and developments outside of the financial markets;

• issuer risk—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time; and

• foreign investment risk– The increased risks of adverse issuer, political, regulatory, currency, market or economic developments compared to investments in U.S. issuers, which can result in greater market and price volatility.

• Fixed-Income Underlying Funds Risks—The risks of investing in fixed-income Underlying Funds include risks specific to their investment strategies, as well as risks related to the fixed-income markets in general, such as:

• credit risk—The risk that a decline in an issuer’s financial position may prevent it from making principal and interest payments on fixed-income investments held by a Fund when due;

90     Prospectus  ■  TIAA-CREF Lifecycle Funds

• interest rate risk—The risk that the value or yield of fixed-income investments may decline if interest rates change, which could adversely affect a Fund’s income or the value of its holdings;

• income volatility risk—The risk that the level of current income from a Fund’s portfolio of fixed-income securities may decline due to rapid and unpredictable changes in prevailing market interest rates;

• call risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in a Fund’s income; and

• extension risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing a Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

• Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

• Fund of Funds Risk—The ability of the Fund to achieve its investment objective will depend in part upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the Prospectus for more detailed information about the risks described above, including the risks of the Underlying Funds.

Past performance

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Because the Fund only recently began offering [Investor] Class shares, the performance information shown is for the Fund’s existing classes, which would have substantially similar annual returns to the new [Investor] Class because all of the Fund’s classes are invested in the same portfolio of securities with the only difference being that the classes do not have the same expenses. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Retirement Class for a calendar quarter during the period covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Premier and Institutional Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2014, and how those returns compare to those of certain broad-based securities market indices and a

TIAA-CREF Lifecycle Funds  ■  Prospectus     91

composite index based on the Fund's target allocations. After-tax performance is also shown only for Retirement Class shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Retirement Class shares. The performance in the bar charts and table has not been restated to reflect any difference between the existing classes’ expenses and estimated [Investor] Class expenses. Because existing class shares generally are expected to have different expenses than [Investor] Class shares, if the charts below had been restated with [Investor] Class expenses, performance would have differed.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Lifecycle 2050 Fund

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2015, was 4.20%.

Best quarter: 17.30%, for the quarter ended June 30, 2009. Worst quarter: -21.79%, for the quarter ended December 31, 2008.

92     Prospectus  ■  TIAA-CREF Lifecycle Funds

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2014

	Inception Date	One Year	Five Years	Since Inception
Retirement Class	11/30/2007
Return Before Taxes		4.26%	11.25%	4.10%
Return After Taxes on Distributions		2.82%	10.33%	3.28%
Return After Taxes on Distributions and Sale of
Fund Shares		3.07%	8.76%	3.00%
Institutional Class	11/30/2007
Return Before Taxes		4.59%	11.53%	4.37%
Premier Class	9/30/2009
Return Before Taxes		4.47%	11.37%	4.18	%*
Russell 3000® Index
(reflects no deductions for fees, expenses or taxes)		12.56%	15.63%	7.35	%†
Barclays U.S. Aggregate Bond Index
(reflects no deductions for fees, expenses or taxes)		5.97%	4.45%	4.76	%†
Lifecycle 2050 Fund Composite Index‡
(reflects no deductions for fees, expenses or taxes)		7.30%	11.85%	5.15	%†
Current performance of the Fund’s shares may be higher or lower than that shown above.
*

The performance shown for the Premier Class that is prior to its inception date is based on performance of the Fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Premier Class.

†		Performance is calculated from the inception date of the Retirement Class.
‡

As of the close of business on December 31, 2014, the Lifecycle 2050 Fund Composite Index consisted of: 63.0% Russell 3000® Index; 27.0% MSCI All Country World Index ex-USA; and 10.0% Barclays U.S. Aggregate Bond Index. The Fund’s composite benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

Portfolio management

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, Inc.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Hans Erickson, CFA	John Cunniff, CFA
Title:	Managing Director	Managing Director
Experience on Fund:	since 2007	since 2007

TIAA-CREF Lifecycle Funds  ■  Prospectus     93

Purchase and sale of [Investor] Class shares

[Investor] Class shares are available for purchase through certain financial intermediaries and employee benefit plans. The Fund also offers Institutional, Retirement, and Premier Class shares, which are offered through another prospectus that contains information about their respective eligibility criteria.

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any day that the New York Stock Exchange (“NYSE”) is open for business. Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements.

Tax information

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

Payments to broker-dealers and other financial intermediary compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the financial intermediary for providing investor services. The Fund’s related companies may also pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conﬂict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

94     Prospectus  ■  TIAA-CREF Lifecycle Funds

Summary information

TIAA-CREF Lifecycle 2055 Fund

of the TIAA-CREF Funds

Investment objective

The Lifecycle 2055 Fund seeks high total return over time through a combination of capital appreciation and income.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

[Investor] Class
Maximum sales charge imposed on purchases (percentage of offering price)	X%
Maximum deferred sales charge	X%
Maximum sales charge imposed on reinvested dividends and other distributions	X%
Redemption or exchange fee	X%
Maximum account fee	X%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

[Investor] Class
Management fees	X.XX%
Distribution (Rule 12b-1) fees	X.XX%
Other expenses	X.XX%
Acquired Fund fees and expenses	X.XX%
Total annual Fund operating expenses	X.XX%
Waivers and expense reimbursements	X.XX%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	X.XX%

TIAA-CREF Lifecycle Funds  ■  Prospectus     95

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement agreement will remain in place through [December __, 2016], but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

[Investor] Class
1 year	$	X
3 years	$	XX
5 years	$	XXX
10 years	$	XXX

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2015, the Fund’s portfolio turnover rate was 9% of the average value of its portfolio.

Principal investment strategies

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the Trust and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have an approximate target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire within a few years of 2055.

The Fund’s investment adviser, Teachers Advisors, Inc. (“Advisors”), expects to allocate approximately 90.00% of the Fund’s assets to equity Underlying Funds and 10.00% of the Fund’s assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to ten

96     Prospectus  ■  TIAA-CREF Lifecycle Funds

percentage points from the targets. The target allocations along the investment glidepath, illustrated in the chart below, gradually become more conservative, moving to target allocations of approximately 50% equity/50% fixed-income in the Fund’s target retirement year of 2055 and reaching the Fund’s final target allocation of approximately 40% equity/60% fixed-income at some point from 2062 to 2065. Within the equity and fixed-income asset classes, Advisors allocates the Fund’s investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2016, which will change over time, are approximately as follows: U.S. Equity: 63.00%; International Equity: 27.00%; Fixed-Income: 10.00%; Short-Term Fixed-Income: 0.00%; and Inflation-Protected Assets: 0.00%.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Equity Fund, Enhanced Large-Cap Growth Index Fund and Enhanced Large-Cap Value Index Fund (U.S. Equity); International Equity Fund, International Opportunities Fund, Enhanced International Equity Index Fund, Global Natural Resources Fund and Emerging Markets Equity Fund (International Equity); Bond Fund, Bond Plus Fund, High-Yield Fund and Emerging Markets Debt Fund (Fixed-Income); Short-Term Bond Fund and Money Market Fund (Short-Term Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders, and the portfolio management team may use tactical allocation to take advantage of short to intermediate term opportunities through a combination of positions in Underlying Funds. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2015, are listed in the chart below. These allocations will change over time. Underlying Fund allocations in particular may change from year to year.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	89.99%	U.S. Equity	61.97%	• Large-Cap Growth Fund	12.07%
				• Enhanced Large-Cap Growth Index Fund	11.78%

TIAA-CREF Lifecycle Funds  ■  Prospectus     97

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
				• Large-Cap Value Fund	11.20%
				• Enhanced Large-Cap Value Index Fund	10.94%
				• Growth & Income Fund	9.93%
				• Small-Cap Equity Fund	4.90%
				• Mid-Cap Growth Fund	0.62%
				• Mid-Cap Value Fund	0.53%
		International Equity	28.02%	• International Equity Fund	7.84%
				• Enhanced International Equity Index Fund	7.23%
				• International Opportunities Fund	6.65%
				• Emerging Markets Equity Fund	4.97%
				• Global Natural Resources Fund	1.33%
FIXED-INCOME	10.01%	Fixed-Income	10.00%	• High-Yield Fund	5.00%
				• Bond Plus Fund	4.02%
				• Emerging Markets Debt Fund	0.98%
		Short-Term Fixed-Income	0.01%	• Money Market Fund	0.01%

Total	100.00%	100.00%	100.00%

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately seven to ten years following the target date.

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the

98     Prospectus  ■  TIAA-CREF Lifecycle Funds

Lifecycle Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Retirement Income Fund is designed to maintain a relatively stable allocation among the Underlying Funds reflecting the resting point on the glidepath described in the chart above. More detailed information about the Lifecycle Retirement Income Fund is contained in the prospectus for that fund.

Principal investment risks

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

• Underlying Funds Risks—The Fund is exposed to the risks of the Underlying Funds in which it invests in direct proportion to the amount of assets the Fund allocates to each Underlying Fund.

• Equity Underlying Funds Risks—The risks of investing in equity Underlying Funds include risks specific to their investment strategies, as well as risks related to the equity markets in general, such as:

• market risk—The risk that the price of equity investments may decline in response to general market and economic conditions or events, including conditions and developments outside of the financial markets;

• issuer risk—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time; and

• foreign investment risk– The increased risks of adverse issuer, political, regulatory, currency, market or economic developments compared to investments in U.S. issuers, which can result in greater market and price volatility.

• Fixed-Income Underlying Funds Risks—The risks of investing in fixed-income Underlying Funds include risks specific to their investment strategies, as well as risks related to the fixed-income markets in general, such as:

• credit risk—The risk that a decline in an issuer’s financial position may prevent it from making principal and interest payments on fixed-income investments held by a Fund when due;

TIAA-CREF Lifecycle Funds  ■  Prospectus     99

• interest rate risk—The risk that the value or yield of fixed-income investments may decline if interest rates change, which could adversely affect a Fund’s income or the value of its holdings;

• income volatility risk—The risk that the level of current income from a Fund’s portfolio of fixed-income securities may decline due to rapid and unpredictable changes in prevailing market interest rates;

• call risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in a Fund’s income; and

• extension risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing a Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

• Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

• Fund of Funds Risk—The ability of the Fund to achieve its investment objective will depend in part upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the Prospectus for more detailed information about the risks described above, including the risks of the Underlying Funds.

Past performance

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Because the Fund only recently began offering [Investor] Class shares, the performance information shown is for the Fund’s existing classes, which would have substantially similar annual returns to the new [Investor] Class because all of the Fund’s classes are invested in the same portfolio of securities with the only difference being that the classes do not have the same expenses. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Retirement Class for a calendar quarter during the period covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Premier and Institutional Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2014, and how those returns compare to those of certain broad-based securities market indices and a

100     Prospectus  ■  TIAA-CREF Lifecycle Funds

composite index based on the Fund's target allocations. After-tax performance is also shown only for Retirement Class shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Retirement Class shares. The performance in the bar charts and table has not been restated to reflect any difference between the existing classes’ expenses and estimated [Investor] Class expenses. Because existing class shares generally are expected to have different expenses than [Investor] Class shares, if the charts below had been restated with [Investor] Class expenses, performance would have differed.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Lifecycle 2055 Fund

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2015, was 4.16%.

Best quarter: 12.82%, for the quarter ended March 31, 2012. Worst quarter: -4.50%, for the quarter ended June 30, 2012.

TIAA-CREF Lifecycle Funds  ■  Prospectus     101

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2014

	Inception Date	One Year	Since Inception
Retirement Class	4/29/2011
Return Before Taxes		4.37%	8.80%
Return After Taxes on Distributions		3.04%	7.78%
Return After Taxes on Distributions and Sale of
Fund Shares		3.05%	6.64%
Institutional Class	4/29/2011
Return Before Taxes		4.58%	9.07%
Premier Class	4/29/2011
Return Before Taxes		4.39%	8.89%
Russell 3000® Index
(reflects no deductions for fees, expenses or taxes)		12.56%	13.91%†
Barclays U.S. Aggregate Bond Index
(reflects no deductions for fees, expenses or taxes)		5.97%	3.81%†
Lifecycle 2055 Fund Composite Index‡
(reflects no deductions for fees, expenses or taxes)		7.30%	9.81%†
Current performance of the Fund’s shares may be higher or lower than that shown above.
†		Performance is calculated from the inception date of the Retirement Class.
‡

As of the close of business on December 31, 2014, the Lifecycle 2055 Fund Composite Index consisted of: 63.0% Russell 3000® Index; 27.0% MSCI All Country World Index ex-USA; and 10.0% Barclays U.S. Aggregate Bond Index. The Fund’s composite benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

Portfolio management

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, Inc.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Hans Erickson, CFA	John Cunniff, CFA
Title:	Managing Director	Managing Director
Experience on Fund:	since 2011	since 2011

Purchase and sale of [Investor] Class shares

[Investor] Class shares are available for purchase through certain financial intermediaries and employee benefit plans. The Fund also offers Institutional,

102     Prospectus  ■  TIAA-CREF Lifecycle Funds

Retirement, and Premier Class shares, which are offered through another prospectus that contains information about their respective eligibility criteria.

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any day that the New York Stock Exchange (“NYSE”) is open for business. Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements.

Tax information

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

Payments to broker-dealers and other financial intermediary compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the financial intermediary for providing investor services. The Fund’s related companies may also pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conﬂict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

TIAA-CREF Lifecycle Funds  ■  Prospectus     103

Summary information

TIAA-CREF Lifecycle 2060 Fund

of the TIAA-CREF Funds

Investment objective

The Lifecycle 2060 Fund seeks high total return over time through a combination of capital appreciation and income.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

[Investor] Class
Maximum sales charge imposed on purchases (percentage of offering price)	X%
Maximum deferred sales charge	X%
Maximum sales charge imposed on reinvested dividends and other distributions	X%
Redemption or exchange fee	X%
Maximum account fee	X%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

[Investor] Class
Management fees	X.XX%
Distribution (Rule 12b-1) fees	X.XX%
Other expenses	X.XX%
Acquired Fund fees and expenses	X.XX%
Total annual Fund operating expenses	X.XX%
Waivers and expense reimbursements	X.XX%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	X.XX%

104     Prospectus  ■  TIAA-CREF Lifecycle Funds

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement agreement will remain in place through [December __, 2016], but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

[Investor] Class
1 year	$	X
3 years	$	XX
5 years	$	XXX
10 years	$	XXX

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal period between September 26, 2014 (inception date) and May 31, 2015, the Fund’s portfolio turnover rate was 12% of the average value of its portfolio.

Principal investment strategies

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the Trust and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have an approximate target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire within a few years of 2060.

The Fund’s investment adviser, Teachers Advisors, Inc. (“Advisors”), expects to allocate approximately 90.00% of the Fund’s assets to equity Underlying Funds and 10.00% of the Fund’s assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target

TIAA-CREF Lifecycle Funds  ■  Prospectus     105

allocations will change over time and actual allocations may vary up to ten percentage points from the targets. The target allocations along the investment glidepath, illustrated in the chart below, gradually become more conservative, moving to target allocations of approximately 50% equity/50% fixed-income in the Fund’s target retirement year of 2060 and reaching the Fund’s final target allocation of approximately 40% equity/60% fixed-income at some point from 2067 to 2070. Within the equity and fixed-income asset classes, Advisors allocates the Fund’s investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2016, which will change over time, are approximately as follows: U.S. Equity: 63.00%; International Equity: 27.00%; Fixed-Income: 10.00%; Short-Term Fixed-Income: 0.00%; and Inflation-Protected Assets: 0.00%.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Equity Fund, Enhanced Large-Cap Growth Index Fund and Enhanced Large-Cap Value Index Fund (U.S. Equity); International Equity Fund, Enhanced International Equity Index Fund, Global Natural Resources Fund and Emerging Markets Equity Fund (International Equity); Bond Fund, Bond Plus Fund High-Yield Fund and Emerging Markets Debt Fund (Fixed-Income); Short-Term Bond Fund and Money Market Fund (Short-Term Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders, and the portfolio management team may use tactical allocation to take advantage of short to intermediate term opportunities through a combination of positions in Underlying Funds. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s target asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, for June 30, 2015, are listed in the chart below. These allocations will change over time. Underlying Fund allocations in particular may change from year to year.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	90.13%	U.S. Equity	62.29%	• Large-Cap Growth Fund	12.19%

106     Prospectus  ■  TIAA-CREF Lifecycle Funds

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
				• Enhanced Large-Cap Growth Index Fund	11.82%
				• Large-Cap Value Fund	11.25%
				• Enhanced Large-Cap Value Index Fund	11.01%
				• Growth & Income Fund	9.98%
				• Small-Cap Equity Fund	4.88%
				• Mid-Cap Growth Fund	0.62%
				• Mid-Cap Value Fund	0.54%
		International Equity	27.84%	• International Equity Fund	7.79%
				• Enhanced International Equity Index Fund	7.11%
				• International Opportunities Fund	6.67%
				• Emerging Markets Equity Fund	4.92%
				• Global Natural Resources Fund	1.35%
FIXED-INCOME	9.87%	Fixed-Income	9.87%	• High-Yield Fund	4.97%
				• Bond Plus Fund	3.92%
				• Emerging Markets Debt Fund	0.98%
		Short-Term Fixed-Income	0.00%	• Money Market Fund	0.00%

Total	100.00%	100.00%	100.00%

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately seven to ten years following the target date.

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the

TIAA-CREF Lifecycle Funds  ■  Prospectus     107

Lifecycle Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Retirement Income Fund is designed to maintain a relatively stable allocation among the Underlying Funds reflecting the resting point on the glidepath described in the chart above. More detailed information about the Lifecycle Retirement Income Fund is contained in the prospectus for that fund.

Principal investment risks

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

• Underlying Funds Risks—The Fund is exposed to the risks of the Underlying Funds in which it invests in direct proportion to the amount of assets the Fund allocates to each Underlying Fund.

• Equity Underlying Funds Risks—The risks of investing in equity Underlying Funds include risks specific to their investment strategies, as well as risks related to the equity markets in general, such as:

• market risk—The risk that the price of equity investments may decline in response to general market and economic conditions or events, including conditions and developments outside of the financial markets;

• issuer risk—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time; and

• foreign investment risk– The increased risks of adverse issuer, political, regulatory, currency, market or economic developments compared to investments in U.S. issuers, which can result in greater market and price volatility.

• Fixed-Income Underlying Funds Risks—The risks of investing in fixed-income Underlying Funds include risks specific to their investment strategies, as well as risks related to the fixed-income markets in general, such as:

• credit risk—The risk that a decline in an issuer’s financial position may prevent it from making principal and interest payments on fixed-income investments held by a Fund when due;

108     Prospectus  ■  TIAA-CREF Lifecycle Funds

• interest rate risk—The risk that the value or yield of fixed-income investments may decline if interest rates change, which could adversely affect a Fund’s income or the value of its holdings;

• income volatility risk—The risk that the level of current income from a Fund’s portfolio of fixed-income securities may decline due to rapid and unpredictable changes in prevailing market interest rates;

• call risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in a Fund’s income; and

• extension risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing a Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

• Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

• Fund of Funds Risk—The ability of the Fund to achieve its investment objective will depend in part upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the Prospectus for more detailed information about the risks described above, including the risks of the Underlying Funds.

Past performance

Performance information is not available for the Fund because the Fund has less than one calendar year of performance.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

Portfolio management

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, Inc.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Hans Erickson, CFA	John Cunniff, CFA
Title:	Managing Director	Managing Director
Experience on Fund:	since 2014	since 2014

TIAA-CREF Lifecycle Funds  ■  Prospectus     109

Purchase and sale of [Investor] Class shares

[Investor] Class shares are available for purchase through certain financial intermediaries and employee benefit plans. The Fund also offers Institutional, Retirement, and Premier Class shares, which are offered through another prospectus that contains information about their respective eligibility criteria.

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any day that the New York Stock Exchange (“NYSE”) is open for business. Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements.

Tax information

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

Payments to broker-dealers and other financial intermediary compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the financial intermediary for providing investor services. The Fund’s related companies may also pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conﬂict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Additional information about investment strategies and risks

Additional information about the Funds

Each of the Funds is a “fund of funds” and diversifies its assets by investing in Institutional Class shares of other funds of the Trust and potentially other investment pools or investment products (the “Underlying Funds”). In general, each Fund (except the Lifecycle Retirement Income Fund) is designed for investors who have an approximate target retirement year in mind, and each Fund’s investments are adjusted from more aggressive to more conservative as a target retirement year approaches and for approximately seven to ten years afterwards. Generally, this means that each Fund’s investments (except the Lifecycle Retirement Income Fund) will gradually be reallocated to reduce weightings in Underlying Funds investing primarily in equity securities (stocks)

110     Prospectus  ■  TIAA-CREF Lifecycle Funds

and to increase weightings in Underlying Funds investing primarily in fixed-income securities (bonds) or money market instruments.

The Lifecycle Retirement Income Fund is not designed for investors who have a specific retirement year in mind and its allocations will not gradually adjust over time. Instead, the Lifecycle Retirement Income Fund is designed to maintain a relatively stable allocation among the Underlying Funds. The Lifecycle Retirement Income Fund has relatively fixed asset allocations between Underlying Funds that invest primarily in equity securities and those that invest primarily in fixed-income (including money market) securities.

The use of a particular index as a Fund’s benchmark index is not a fundamental policy and can be changed without shareholder approval.

The Funds are not appropriate for market timing. You should not invest in the Funds if you are a market timer.

No one can assure that the Funds will achieve their investment objective and investors should not consider any one Fund to be a complete investment program.

Please see the Glossary toward the end of this Prospectus for certain defined terms used in this Prospectus.

More about the Funds’ strategy

General information about the Funds

This Prospectus describes the shares of twelve Lifecycle Funds, a sub-family of funds offered by the Trust. Each Fund is a separate investment portfolio or mutual fund, and has its own investment objective, investment strategies, restrictions and associated risks. An investor should consider each Fund separately to determine if it is an appropriate investment. Allocations for the Funds are based on historical risk/return characteristics and Advisors’ assumptions. If an asset class, market sector or Underlying Fund should perform in a fashion that varies from historical characteristics and/or Advisors’ assumptions, then the allocations may not achieve the intended risk/return characteristics. The investment objective of each Fund and its non-fundamental investment restrictions may be changed by the Board of Trustees of the Trust without shareholder approval. Certain investment restrictions described in the Statement of Additional Information (“SAI”) are fundamental and may only be changed with shareholder approval. Each Fund is diversified under the Investment Company Act of 1940, as amended (“1940 Act”).

Investment glidepath and target allocations

The target allocations along the investment glidepath for each Fund (except the Lifecycle Retirement Income Fund) will gradually become more conservative (e.g., invest less in Underlying Funds holding primarily equity securities and invest more in Underlying Funds holding primarily fixed-income securities) over time as the target retirement year of the Fund approaches and is passed.

TIAA-CREF Lifecycle Funds  ■  Prospectus     111

Investors should note that each Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund, depending on performance of the equity markets generally.

The following chart shows, as of June 30, 2016, how the investment glidepath for each Fund (except the Lifecycle Retirement Income Fund) is expected to gradually move the Fund’s target allocations over time between the equity and fixed-income asset classes and each Fund’s current position on the glidepath. The Lifecycle Retirement Income Fund has relatively fixed asset allocations that will not gradually adjust over time. The actual asset allocations of any particular Fund may differ from this chart.

The Funds’ investment glidepath

Rebalancing and tactical allocation

In order to maintain its target allocations, each Fund will generally invest incoming monies from share purchases to underweighted Underlying Funds. If cash flows are not sufficient to reestablish the current target allocation for a particular Fund, the Fund will generally rebalance its allocation among the Underlying Funds by buying and selling Underlying Fund shares. To minimize the amount of disruption to the Funds’ portfolios, rebalancings, reallocations or adjustments to the investment glidepath may occur gradually depending on Advisors’ assessment of, among other things, fund flows and market conditions.

Advisors may also use tactical allocations to attempt to improve the risk-adjusted returns for the Funds over short- and intermediate-term investment horizons. The tactical allocations are based upon Advisors’ evaluation of the economy, market valuation and investor sentiment. As well, the views and insights of the portfolio managers of the Underlying Funds are considered. These tactical allocations can be among the asset classes, market sectors and individual Underlying Funds. Advisors considers the capacity of the Underlying

112     Prospectus  ■  TIAA-CREF Lifecycle Funds

Funds to handle additional purchases and redemptions and works with the Underlying Fund portfolio managers to minimize disruptions related to cash flow.

Other potential investments

In addition to seeking equity and fixed income market exposure through the Underlying Funds, the Funds may, in certain limited circumstances, directly invest in certain financial assets in order to seek to obtain desired portfolio exposures and to facilitate the Funds’ efficient portfolio management. Among other financial assets, the Funds may directly invest in equity and fixed-income securities, derivatives, exchange-traded funds and exchange-traded notes. Derivatives, including options contracts, may be used to establish or maintain the Funds’ tactical allocations.

A portion of each Fund may also be invested in certain annuity or other contracts issued by Teachers Insurance and Annuity Association of America (“TIAA”) or directly or indirectly in real estate, real estate related investments or other real asset pools, real-estate investment trusts (“REITs”), and an affiliated real estate limited partnership, to the extent that it is determined that they are appropriate in light of the Funds’ desired levels of risk and potential return at the particular time, and provided that the Funds have received any necessary exemptive relief from the SEC to participate in such investments.

Additional information about the Funds’ composite benchmark indices

The composite benchmark index for each of the Funds is a composite of five unmanaged benchmark indices that represent the five market sectors in which each of the Funds invests across the equity and fixed-income asset classes. The composite benchmark is created by applying the performance of the benchmark indices in proportion to each Fund’s target allocations across the market sectors. As a result, each Fund’s composite benchmark changes over time with changes in the Fund’s target allocations.

The five market sectors and the related benchmark indices for the Funds are as follows: U.S. Equity (Russell 3000® Index); International Equity (MSCI ACWI ex USA® Index); Fixed-Income (Barclays U.S. Aggregate Bond Index); Short-Term Fixed-Income (Barclays U.S. 1–3 Year Government/Credit Bond Index) and Inflation-Protected Assets (Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series–L)).

During periods up to February 1, 2010, each Fund’s Composite Index had four market sector index components: U.S. Equity, International Equity, Fixed-Income (which includes Inflation-Protected Assets) and Short-Term Fixed-Income. The performance of each Fund’s Composite Index shown in the “Average Annual Total Return” table in each Fund’s Summary reflects these four market sector indices. During periods commencing February 1, 2010, the Composite Index includes an Inflation-Protected Assets index as a separate fifth market sector index component.

TIAA-CREF Lifecycle Funds  ■  Prospectus     113

In addition, for performance during periods commencing February 1, 2011, the MSCI EAFE + EM (Emerging Markets) Index replaced the MSCI EAFE Index in the Composite Index as the market sector index component for International Equity. For performance during periods commencing August 1, 2013, the MSCI ACWI ex-USA Index replaced the MSCI EAFE + EM Index in the Composite Index as the market sector index component for International Equity. For performance during periods commencing January 1, 2014, the Barclays U.S. 1–3 Year Government/Credit Bond Index replaced the Barclays U.S. 1–5 Year Government/Credit Bond Index as the market sector index component for Short-Term Fixed-Income.

For current performance information of each Fund share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

The benchmark indices for the Funds are described below.

Russell 3000® Index (U.S. Equity)

The Russell 3000® Index represents the 3,000 largest publicly traded U.S. companies, based on market capitalization (according to the Russell Investment Group). Russell 3000® Index companies represent about 98% of the total market capitalization of the publicly traded U.S. equity market. As of September 30, 2015 the Russell 3000® Index had a mean market capitalization of $_____ billion and a median market capitalization of $___ billion. The largest market capitalization of companies in the Russell 3000® Index was $_____ billion. The Russell Investment Group determines the composition of the index based only on market capitalization and can change its composition at any time.

MSCI ACWI ex USA® Index (International Equity)

The MSCI ACWI (All Country World Index) ex USA® Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance by capturing large and mid-capitalization representation of developed and emerging markets. The MSCI ACWI ex USA® Index consists of 44 country indices comprising certain developed and emerging markets country indices.

Barclays U.S. Aggregate Bond Index (Fixed-Income)

The Barclays U.S. Aggregate Bond Index covers the U.S. investment-grade fixed-rate bond market, including government and corporate securities, agency mortgage pass through securities, asset-backed securities and commercial mortgage-backed securities. This index contains approximately 9,454 issues. The Barclays U.S. Aggregate Bond Index represents securities that are SEC-registered, taxable and dollar denominated. To be selected for inclusion in the Barclays U.S. Aggregate Bond Index, the securities must have a minimum maturity of one year. Securities must be rated investment-grade or higher using the middle rating of Moody’s, S&P and Fitch after dropping the highest and lowest available ratings. When a rating from only two agencies is available, the

114     Prospectus  ■  TIAA-CREF Lifecycle Funds

lower rating is used. When a rating from only one agency is available, that rating is used to determine index eligibility.

Barclays U.S. 1–3 Year Government/Credit Bond Index (Short-Term Fixed-Income)

The Barclays U.S. 1–3 Year Government/Credit Bond Index tracks the performance primarily of U.S. Treasury and agency securities and corporate bonds with 1–3 year maturities. The securities in the index must be rated investment-grade or higher by at least two of the following rating agencies: Moody’s, S&P and Fitch.

Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) (Inflation-Protected Assets)

The Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) measures the return of fixed-income securities with fixed-rate coupon payments that adjust for inflation as measured by the Consumer Price Index for All Urban Consumers (“CPI-U”). To be selected for inclusion in the Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L), the securities must have a minimum maturity of one year and a minimum par amount outstanding of $250 million.

Additional information about the Underlying Funds

The following is a description of the investment objectives and principal investment strategies of the Underlying Funds of the Trust in which the Funds may invest. For a discussion of the risks associated with these investments, see the “Additional information on principal investment risks of the Funds and Underlying Funds” section. For a more detailed discussion of the investment strategies and risks of the Underlying Funds of the Trust, see the Prospectus for the Institutional Class shares of the Underlying Funds at www.tiaa-cref.org/prospectuses.

Fund	Investment Objective and Strategies/Benchmark
Enhanced Large-Cap Growth Index Fund

Seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of large domestic companies. Under normal circumstances, the Fund follows an enhanced index management strategy. Advisors actively uses quantitative analysis to attempt to enhance the Fund’s performance relative to its benchmark index, the Russell 1000® Growth Index, while retaining a similar risk profile, instead of passively holding a representative basket of securities designed to match this index. The Russell 1000® Growth Index represents securities within the Russell 1000® Index that have higher relative forecasted growth rates and price-to-book ratios.

TIAA-CREF Lifecycle Funds  ■  Prospectus     115

Fund	Investment Objective and Strategies/Benchmark
Enhanced Large-Cap Value Index Fund

Seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of large domestic companies. Under normal circumstances, the Fund follows an enhanced index management strategy. Advisors actively uses quantitative analysis to attempt to enhance the Fund’s performance relative to its benchmark index, the Russell 1000® Value Index, while retaining a similar risk profile, instead of passively holding a representative basket of securities designed to match this index. The Russell 1000® Value Index represents securities within the Russell 1000® Index that have lower relative growth rates and price-to-book values.

Global Natural Resources Fund

Seeks a favorable long-term total return, mainly through capital appreciation, from investments related to the natural resources sector. Under normal circumstances, the Fund invests at least 80% of its assets in securities of issuers that are primarily engaged in the ownership, development, exploration, production, distribution or processing of natural resources, as well as in securities of companies that are suppliers to firms producing natural resources, in instruments with economic characteristics similar to natural resources securities or in direct holdings of natural resources. The Fund generally defines “natural resources” as energy, metals, agriculture and other commodities, as well as related products and services.

Growth & Income Fund

Seeks a favorable long-term total return through both capital appreciation and investment income, primarily from income-producing equity securities. Under normal circumstances, the Fund invests primarily in (1) income-producing equity securities and (2) large-cap securities. The Fund’s benchmark index is the Standard & Poor’s 500® Index.

Large-Cap Growth Fund

Seeks a favorable long-term return, mainly through capital appreciation, primarily from equity securities. Under normal circumstances, the Fund invests primarily in large-cap equity securities that Advisors believes present the opportunity for growth. The Fund’s benchmark index is the Russell 1000® Growth Index.

Large-Cap Value Fund

Seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of large domestic companies. Under normal circumstances, the Fund invests primarily in equity securities of large domestic companies that Advisors believes appear undervalued by the market based on an evaluation of their potential worth. The Fund’s benchmark index is the Russell 1000® Value Index.

Mid-Cap Growth Fund

Seeks a favorable long-term total return mainly through capital appreciation, primarily from equity securities of medium-sized domestic companies. Under normal circumstances, the Fund invests primarily in equity securities of medium-sized domestic companies as defined by its benchmark index, the Russell Midcap® Growth Index, a growth-oriented subset of the Russell Midcap® Index, which represents the 800 U.S. equity securities following the top 200 U.S. equity securities based on market capitalization.

Mid-Cap Value Fund

Seeks a favorable long-term total return mainly through capital appreciation, primarily from equity securities of medium-sized domestic companies. Under normal circumstances, the Fund invests primarily in equity securities of medium-sized domestic companies as defined by its benchmark index, the Russell Midcap® Value Index, a value-oriented subset of the Russell Midcap® Index.

116     Prospectus  ■  TIAA-CREF Lifecycle Funds

Fund	Investment Objective and Strategies/Benchmark
Small-Cap Equity Fund

Seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of smaller domestic companies. Under normal circumstances, the Fund invests primarily in equity securities of smaller domestic companies across a wide range of sectors, growth rates and valuations that appear to have favorable prospects for significant long-term capital appreciation. The Fund’s benchmark index is the Russell 2000® Index, which represents the largest 2,000 U.S. equities in market capitalization following the top 1,000 U.S. equities in market capitalization.

Emerging Markets Equity Fund

Seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of emerging market issuers. Under normal circumstances, the Fund invests primarily in equity securities of emerging market issuers or in instruments with economic characteristics similar to emerging market equity securities. The Fund’s benchmark index is the MSCI EM Index.

Enhanced International Equity Index Fund

Seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of foreign issuers. Under normal circumstances, the Fund follows an enhanced index management strategy. Advisors actively uses quantitative analysis to attempt to enhance the Fund’s performance relative to its benchmark index, the MSCI EAFE® Index, while retaining a similar risk profile, instead of passively holding a representative basket of securities designed to match this index.

International Equity Fund

Seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of foreign issuers. Under normal circumstances, the Fund invests primarily in equity securities of foreign issuers, with sector and country exposure regularly managed against the Fund’s benchmark index, MSCI EAFE® Index.

International Opportunities Fund

Seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of foreign issuers. Under normal circumstances, the Fund invests primarily in equity securities of foreign issuers in developed and emerging markets located around the world but outside the United States. While the Fund is actively managed by selecting individual stocks, sector and country exposure are regularly reviewed against the Fund’s benchmark index, MSCI ACWI ex USA® Index, to seek to control risk.

Emerging Markets Debt Fund

Seeks a favorable long-term total return, through income and capital appreciation, by investing primarily in a portfolio of emerging markets fixed-income investments. Under normal market conditions, the Fund invests at least 80% of its assets in fixed-income securities of emerging market issuers or in instruments with economic characteristics similar to emerging market fixed-income securities. The Fund primarily invests in a broad range of sovereign, quasi-sovereign and corporate fixed-income securities rated B- or better but may also invest in fixed-income securities having a lower credit rating. The Fund’s benchmark index is the JP Morgan Emerging Markets Bond Index (EMBI) Global Diversified.

Bond Fund

Seeks as favorable a long-term total return through income, primarily from investment-grade fixed-income securities. The Fund’s benchmark index is the Barclays U.S. Aggregate Bond Index, which covers the U.S. investment-grade fixed-rate bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage securities.

TIAA-CREF Lifecycle Funds  ■  Prospectus     117

Fund	Investment Objective and Strategies/Benchmark
Bond Plus Fund

Seeks a favorable long-term return, primarily through high current income. The Fund’s benchmark index is the Barclays U.S. Aggregate Bond Index. The Fund’s portfolio is divided into two segments. The first segment, which makes up at least 70% of the Fund’s assets, is invested primarily in a broad-range of investment-grade bonds and fixed-income securities, including, but not limited to, corporate bonds, U.S. Treasury and agency securities and mortgage-backed and asset-backed securities. The second segment, which will not exceed 30% of the Fund’s assets, is invested in fixed-income securities and bonds with special features (such as non-investment-grade securities, emerging market fixed-income securities and convertible and preferred securities) in an effort to improve the Fund’s total return.

High-Yield Fund

Seeks high current income and, when consistent with its primary objective, capital appreciation. The Fund invests primarily in lower-rated, higher-yielding fixed-income securities (often called “junk” bonds), such as domestic and foreign corporate bonds, debentures, loan participations and assignments and notes, as well as convertible securities and preferred stocks. The Fund’s benchmark index is the BofA Merrill Lynch BB-B U.S. Cash Pay High Yield Constrained Index, which tracks the performance of debt securities that pay interest in cash, and have a credit rating of BB or B.

Money Market Fund

Seeks high current income consistent with maintaining liquidity and preserving capital. The Fund invests primarily in high-quality, short-term money market instruments. Generally, the Fund seeks to maintain a share value of $1.00 per share. The Fund’s benchmark index is the iMoneyNet Money Fund AveragesTM—All Taxable.

Short-Term Bond Fund

Seeks high current income by investing primarily in U.S. Treasury and agency securities and corporate bonds with maturities of less than 5 years. The Fund’s benchmark index is the Barclays U.S 1-3 Year Government/Credit Bond Index.

Inflation-Linked Bond Fund

Seeks a long-term rate of return that outpaces inflation, primarily through investment in inflation-linked bonds. Under normal circumstances, the Fund invests primarily in fixed-income securities whose returns are designed to track a specified inflation index, the Consumer Price Index for All Urban Consumers, over the life of the security. Typically, the Fund invests in U.S. Treasury Inflation-Indexed Securities. The Fund’s benchmark index is the Barclays U.S. Treasury Inflation Protected Securities Index (Series-L), which measures the return of fixed-income securities with fixed-rate coupon payments that adjust for inflation as measured by the Consumer Price Index for All Urban Consumers.

Additional information on principal investment risks of the Funds and Underlying Funds

The assets of each of the Funds are normally allocated among Underlying Funds investing primarily in equity securities and Underlying Funds investing primarily in fixed-income securities, but the Funds may also directly invest in such securities or other financial instruments. Each Fund is subject to asset allocation risk, underlying funds risk, which includes the risks of equity securities, fixed-

118     Prospectus  ■  TIAA-CREF Lifecycle Funds

income securities and other investments in proportion to the allocation of Fund assets among the Underlying Funds, active management risk and fund of funds risk. To the extent a Fund directly invests in securities or other investments, it would be exposed to the risks associated with investing in such instruments. Because the Funds and certain Underlying Funds may use derivatives to a limited degree, the Funds may directly or indirectly have limited exposure to the risks of derivatives. Each of these risks, alone or in combination with other risks, has the potential to impact Fund performance.

Asset allocation risk

The Funds may not achieve their target allocations and the selection of market sectors and Underlying Funds and the allocations among them may result in a Fund underperforming other similar funds or cause an investor to lose money. Although the allocation decisions of Advisors are intended to result in each Fund meeting its investment objective, Underlying Fund and asset class performance may differ in the future from the historical performance and assumptions upon which Advisors’ decisions are based, which could cause a Fund to not meet its investment objective. A Fund will generally rebalance its allocation among the Underlying Funds by using cash flows where possible. If cash flows are not sufficient to reestablish the current target allocation for a Fund, the Fund will generally rebalance by buying and selling Underlying Fund shares. Periodic rebalancing of a Fund’s allocation can sometimes cause the Fund and the Underlying Funds to incur transactional expenses. These expenses can adversely affect performance of the Funds and the Underlying Funds.

Underlying Funds risk

Each Fund is exposed to the risks of the Underlying Funds in which it invests in direct proportion to the amount of assets the Fund allocates to each Underlying Fund. The Underlying Funds are exposed to the risks of investing in equity and/or fixed-income securities and other investments in accordance with their investment strategies. The risks associated with investing in equity securities and fixed-income securities and other investments are described below:

Equity securities risks

Each Fund may gain exposure, depending on where it is on the investment glidepath, to equity securities directly or through certain Underlying Funds. In general, the value of equity securities fluctuates in response to the fortune of individual companies and in response to general market and economic conditions. The value of a Fund may increase or decrease as a result of its exposure to equity securities. More specifically, each Fund, directly or through one or more Underlying Funds, is typically subject to the following principal investment risks (in the following risk descriptions “Fund” may refer to the Fund, an Underlying Fund, or both):

TIAA-CREF Lifecycle Funds  ■  Prospectus     119

• Market Risk—The risk that the price of equity investments may decline in response to general market and economic conditions or events, including conditions and developments outside of the financial markets such as significant changes in interest and inflation rates and the availability of credit. Accordingly, the value of the equity investments that the Funds hold may decline over short or extended periods of time. Any investment is subject to the risk that the financial markets as a whole may decline in value, thereby depressing the investment’s price. Equity markets, for example, tend to be cyclical, with periods when prices generally rise and periods when prices generally decline. Foreign equity markets tend to reflect local economic and financial conditions and, therefore, trends often vary from country to country and region to region. During periods of unusual volatility or turmoil in the financial markets, a Fund may undergo an extended period of decline.

• Issuer Risk (often called Financial Risk)—The risk that the issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time. In times of market turmoil, perceptions of an issuer’s credit risk can quickly change and even large, well-established issuers may deteriorate rapidly with little or no warning.

• Style Risk—A Fund that uses either a growth investing or a value investing style entails the risk that equity securities representing either style may be out of favor in the marketplace for various periods of time, and result in underperformance relative to the broader market sector or significant declines in the Fund’s portfolio value.

• Risks of Growth Investing—Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For example, the price of a growth stock may experience a larger decline on a forecast of lower earnings, or a negative event or market development, than would a value stock. Because the value of growth companies is often a function of their expected earnings growth, there is a risk that such earnings growth may not occur or cannot be sustained.

• Risks of Value Investing—Securities believed to be undervalued are subject to the risks that: (1) the issuer’s potential business prospects are not realized; (2) their potential values are never recognized by the market; and (3) due to unanticipated or unforeseen problems associated with the issuer or industry, they were appropriately priced when acquired and therefore do not perform as anticipated.

• Large-Cap Risk—The risk that, by focusing on securities of larger companies, a Fund may have fewer opportunities to identify securities that the market misprices and that these companies may grow more slowly than the economy as a whole or not at all. Also, larger companies may fall out of favor with the investing public as a result of market, political and economic

120     Prospectus  ■  TIAA-CREF Lifecycle Funds

conditions, including for reasons unrelated to their businesses or economic fundamentals.

• Mid-Cap Risk—Securities of medium-sized companies may experience greater fluctuations in price than the securities of larger companies. From time to time, medium-sized company securities may have to be sold at a discount from their current market prices or in small lots over an extended period, since they may be harder to sell than larger-cap securities. In addition, it may be difficult to find buyers for securities of medium-sized companies that a Fund wishes to sell when the company is not perceived favorably in the marketplace or during periods of poor economic or market conditions. Such companies may be subject to certain business risks due to their smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The costs of purchasing and selling securities of medium-sized companies may be greater than those of more widely traded securities.

• Small-Cap Risk—Securities of small-sized companies may experience greater fluctuations in price than the securities of larger companies. From time to time, small-sized company securities may have to be sold at a discount from their current market prices or in small lots over an extended period, since they may be harder to sell than larger-cap securities. In addition, it may be difficult to find buyers for securities of small-sized companies that a Fund wishes to sell when the company is not perceived favorably in the marketplace or during periods of poor economic or market conditions. Such companies may be subject to certain business risks due to their smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The costs of purchasing and selling securities of small-sized companies may be greater than those of more widely traded securities.

• Foreign Investment Risk—Foreign investments, which may include securities of foreign issuers, securities or contracts traded or acquired in non-U.S. markets or on non-U.S. exchanges, or securities or contracts payable or denominated in non-U.S. currencies, can involve special risks that arise from one or more of the following events or circumstances: (1) changes in currency exchange rates; (2) possible imposition of market controls or currency exchange controls; (3) possible imposition of withholding taxes on dividends and interest; (4) possible seizure, expropriation or nationalization of assets; (5) more limited foreign financial information or difficulties interpreting it because of foreign regulations and accounting standards; (6) lower liquidity and higher volatility in some foreign markets; (7) the impact of political, social or diplomatic events; (8) economic sanctions or other measures by the U.S. or other governments; (9) the difficulty of evaluating some foreign economic trends; and (10) the possibility that a foreign government could restrict an issuer from paying principal and interest to investors outside the country. Brokerage commissions and custodial and

TIAA-CREF Lifecycle Funds  ■  Prospectus     121

transaction costs are often higher for foreign investments, and it may be more difficult to use foreign laws and courts to enforce financial or legal obligations.

The risks described above often increase in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their financial markets may be very small, prices of issuers in emerging market countries may be volatile and difficult to determine. In addition, foreign investors such as the Funds are subject to a variety of special restrictions in many such countries.

• Emerging Markets Risk—The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their financial markets may be very small, share prices of financial instruments in emerging markets countries may be volatile and difficult to determine. Financial instruments of issuers in these countries may be less liquid than those of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many emerging markets countries.

• Enhanced Index Risk—Certain Funds that are enhanced index funds may underperform their benchmark indices. Unlike a mutual fund, the returns of an index are not reduced by investment and other operating expenses, and therefore, the ability of an enhanced index fund to match the performance of its index is adversely affected by the costs of buying and selling investments as well as other expenses. In addition, seeking enhanced results relative to an index may cause an enhanced index fund to actually underperform its respective index.

• Quantitative Analysis Risk—The risk that securities selected for Funds that are actively managed, in whole or in part, according to a quantitative analysis methodology can perform differently from the market as a whole based on the model and the factors used in the analysis, the weight placed on each factor and changes in the factor’s historical trends. Because such models are based on assumptions of these and other market factors, the models may not take into account certain factors, or perform as intended, and may result in a decline in the value of the Fund’s portfolio.

• Special Situation Risk—Stocks of companies involved in reorganizations, mergers and other special situations can involve more risk than ordinary securities. For instance, the prices of securities of these companies can be more volatile than the prices of securities of similar companies, resulting in permanent loss of capital. Transactions may also take longer than originally anticipated, resulting in lower annualized returns than contemplated at the time of investment.

• Industry/Sector Risk—The risk that focusing on investment in specific industries or sectors makes a fund more vulnerable to developments

122     Prospectus  ■  TIAA-CREF Lifecycle Funds

particularly affecting those industries or sectors than a more broadly diversified fund would be. Financial instruments of companies in the same industry or sector may decline in price at the same time due to market conditions, interest rates or economic, regulatory, financial or industry/sector specific developments since these companies may share common characteristics and are more likely to react similarly to industry/sector specific market or economic developments. In addition, at times, a small number of companies may represent a large portion of a single industry or sector, and these companies can be sensitive to adverse economic, regulatory or financial developments.

• Special Risks of Investing in Natural Resources Investments—Exposure to natural resources investments may subject a Fund to greater volatility than more traditional investments. The value of natural resources and their related financial instruments may fluctuate widely based on a variety of factors, including changes in overall market conditions, political and economic events and policies, war, terrorism and changes in interest or inflation rates. Prices of various natural resources may also be affected by factors such as drought, floods, weather, embargoes, taxes, levies and other regulatory developments, as well as by fluctuations in supply and demand and disruptions in both producing and consuming countries. Certain natural resources may be produced in limited quantities, in limited areas or by a limited number of producers. As a result, events related to such areas or producers could have a disproportionate impact on the prices of such natural resources.

Additionally, a Fund’s direct investment in natural resources may be subject to greater business and financial risk than other investments if there is no readily available market for such natural resources. There may also be enhanced costs with custodying and protecting such natural resources than in the case of financial instruments.

• Non-Diversification Risk—Certain Funds are considered to be “non-diversified,” which means that such Fund can invest a greater percentage of its assets in a single issuer than a “diversified” fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss in value of a particular investment may have a greater effect on the Fund’s return since it may represent a larger portion of the Fund’s total portfolio assets, which could lead to greater volatility in the Fund’s returns.

• Issuer Risk (often called Financial Risk)—The risk that the issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time. In times of market turmoil, perceptions of an issuer’s credit risk can quickly change and even large, well-established issuers may deteriorate rapidly with little or no warning.

TIAA-CREF Lifecycle Funds  ■  Prospectus     123

Fixed-income securities risks

Each Fund may gain exposure, depending on where it is on the investment glidepath, to fixed-income securities directly or through certain Underlying Funds. Each Fund, directly or through its investments in one or more Underlying Funds, is typically subject to the following investment risks related to fixed-income securities described below (in the following risk descriptions “Fund” may refer to the Fund, an Underlying Fund, or both):

• Income Volatility Risk—Income volatility refers to the degree and speed with which changes in prevailing market interest rates diminish the level of current income from a portfolio of fixed-income securities. The risk of income volatility is that the level of current income from a portfolio of fixed-income securities may decline in certain interest rate environments.

• Credit Risk (a type of Issuer Risk)—The risk that a decline in an issuer’s financial position may prevent it from making principal and interest payments on fixed-income investments when due. Credit risk relates to the possibility that the issuer could default on its obligations, thereby causing a Fund to lose its investment. Credit risk is heightened in times of market turmoil when perceptions of an issuer’s credit risk can quickly change and even large, well-established issuers and/or governments may deteriorate rapidly with little or no warning. Credit risk is also heightened in the case of investments in lower-rated, high-yield fixed-income securities (such as non- investment-grade securities may also be referred to as “high-yield” or “junk bonds”) because their issuers are typically in weak financial health and their ability to pay interest and principal is uncertain. Compared to issuers of investment-grade securities, issuers of lower-rated, high-yield fixed-income investments are more likely to encounter financial difficulties and to be materially affected by such difficulties. High-yield securities may also be relatively more illiquid; therefore, they may be more difficult to purchase or sell than more highly rated securities.

• Issuer Risk (often called Financial Risk)—The risk that the issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time. In times of market turmoil, perceptions of an issuer’s credit risk can quickly change and even large, well-established issuers may deteriorate rapidly with little or no warning.

• Market Volatility, Liquidity and Valuation Risk (types of Market Risk)—Trading activity in fixed-income investments in which a Fund invests may be dramatically reduced or cease at any time, whether due to general market turmoil, a reduction in dealer capacity, problems experienced by a single company or a market sector or other factors. In such cases, it may be difficult for a Fund to properly value assets represented by such investments. In addition, a Fund may not be able to purchase or sell a security at a price deemed to be attractive, if at all. Further, an increase in interest rates may lead to increased redemptions and increased portfolio

124     Prospectus  ■  TIAA-CREF Lifecycle Funds

turnover, which could reduce liquidity for certain Fund investments, adversely affect values, and increase the Fund’s costs. If dealer capacity in fixed-income markets is insufficient for market conditions, this has the potential to further inhibit liquidity and increase volatility in the fixed-income markets.

• Call Risk—The risk that an issuer will redeem a fixed-income investment prior to maturity. This often happens when prevailing interest rates are lower than the rate specified for the fixed-income investment. If a fixed-income investment is called early, a Fund may not be able to benefit fully from the increase in value that other fixed-income investments experience when interest rates decline. Additionally, a Fund would likely have to reinvest the payoff proceeds at current yields, which are likely to be lower than the fixed-income investment in which the Fund originally invested, resulting in a decline in income.

• Interest Rate Risk (a type of Market Risk)—The risk that the value or yield of fixed-income investments may decline if interest rates change. In general, when prevailing interest rates decline, the market values of outstanding fixed-income investments (particularly those paying a fixed rate of interest) tend to increase while yields on similar newly issued fixed-income investments tend to decrease, which could adversely affect a Fund’s income. Conversely, when prevailing interest rates increase, the market values of outstanding fixed-income investments (particularly those paying a fixed rate of interest) tend to decline while yields on similar newly issued fixed-income investments tend to increase. If a fixed-income investment pays a floating or variable rate of interest, changes in prevailing interest rates may increase or decrease the investment’s yield. Fixed-income investments with longer durations tend to be more sensitive to interest rate changes than shorter-term investments. Interest rate risk is generally heightened during periods when prevailing interest rates are low or negative. During periods of very low or negative interest rates, a Fund may not be able to maintain positive returns. As of the date of this Prospectus, interest rates in the United States and in certain foreign markets are at or near historic lows, which may increase a Fund’s exposure to risks associated with rising interest rates. In general, changing interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility.

• Prepayment Risk—The risk that during periods of falling interest rates, borrowers may pay off their mortgage loans sooner than expected, forcing a Fund to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in income. These risks are normally present in mortgage-backed securities and other asset-backed securities. For example, homeowners have the option to prepay their mortgages. Therefore, the duration of a security backed by home mortgages can shorten depending on homeowner prepayment activity. A rise in the prepayment rate and the resulting decline in duration of fixed-income securities held by a Fund can result in losses to investors in the Fund.

TIAA-CREF Lifecycle Funds  ■  Prospectus     125

• Extension Risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing a Fund from reinvesting principal proceeds at higher interest rates, resulting in less income than potentially available. These risks are normally present in mortgage-backed securities and other asset-backed securities. For example, homeowners have the option to prepay their mortgages. Therefore, the duration of a security backed by home mortgages can lengthen depending on homeowner prepayment activity. A decline in the prepayment rate and the resulting increase in duration of fixed-income securities held by a Fund can result in losses to investors in the Fund.

• Special Risks Relating to Inflation-Indexed Bonds—The risk that market values of inflation-indexed investments held by the Fund may be adversely affected by a number of factors, including changes in the market’s inflation expectations, changes in real rates of interest or declines in inflation (or deflation). There is a risk that interest payments in inflation-indexed investments may fall because of a decline in inflation (or deflation). In addition, the CPI-U may not accurately reflect the true rate of inflation. If the market perceives that any of these events have occurred, then the market value of those investments could be adversely affected.

• Fixed-Income Foreign Investment Risk—Foreign investments, which may include fixed-income securities of foreign issuers, or securities or contracts payable or denominated in non-U.S. currencies, can involve special risks that arise from one or more of the following events or circumstances: (1) changes in currency exchange rates; (2) possible imposition of market controls or currency exchange controls; (3) possible imposition of withholding taxes on dividends and interest; (4) possible seizure, expropriation or nationalization of assets; (5) more limited foreign financial information about the foreign debt issuer or difficulties interpreting it because of foreign regulations and accounting standards; (6) lower liquidity and higher volatility in some foreign markets; (7) the impact of political, social or diplomatic events; (8) economic sanctions or other measures by the United States or other governments; (9) the difficulty of evaluating some foreign economic trends; and (10) the possibility that a foreign government could restrict an issuer from paying principal and interest on its debt obligations to investors outside the country. It may also be difficult to use foreign laws and courts to force a foreign issuer to make principal and interest payments on its debt obligations. In addition, the cost of servicing external debt will also generally be adversely affected by rising international interest rates because many external debt obligations bear interest at rates which are adjusted based upon international interest rates.

The risks described above often increase in countries with emerging markets. For example, the ability of a foreign sovereign issuer, especially in an emerging market country, to make timely and ultimate payments on its debt obligations may be strongly influenced by the issuer’s balance of

126     Prospectus  ■  TIAA-CREF Lifecycle Funds

payments, including export performance, its access to international credit and investments, fluctuations of interest rates and the extent of its foreign reserves. If a deterioration occurs in the foreign country’s balance of payments, it could impose temporary restrictions on foreign capital remittances. In addition, there is a risk of restructuring certain foreign debt obligations that could reduce and reschedule interest and principal payments.

• Mortgage Roll Risk—The risk that Advisors will not correctly predict mortgage prepayments and interest rates, which will diminish the investment performance of a Fund compared with what such performance would have been without the use of the strategy.

• Current Income Risk—The risk that the income a Fund receives may fall as a result of a decline in interest rates.

• Downgrade Risk—The risk that securities are subsequently downgraded should Advisors and/or rating agencies believe the issuer’s business outlook or creditworthiness has deteriorated.

• Emerging Markets Risk—The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their financial markets may be very small, share prices of financial instruments in emerging markets countries may be volatile and difficult to determine. Financial instruments of issuers in these countries may be less liquid than those of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many emerging markets countries.

• Non-Investment-Grade Securities Risk—Issuers of non-investment-grade securities, which are usually called “high-yield” or “junk bonds,” are typically in weaker financial health and such securities can be harder to value and sell and their prices can be more volatile than more highly rated securities. While these securities generally have higher rates of interest, they also involve greater risk of default than do securities of a higher-quality rating.

• Illiquid Investments Risk—The risk that illiquid investments may be difficult to sell for their fair market value, if at all, or at any price. Securities that are liquid at the time of purchase may subsequently become illiquid due to events such as adverse developments for an issuer, industry-specific developments, market events, rising interest rates, changing economic conditions or investor perceptions and geopolitical risk.

• Sovereign Debt Risk—The risk that the issuer of non-U.S. sovereign debt or the governmental authorities that control the repayment of such debt may be unable or unwilling to repay principal or interest when due. This may result from political or social factors, the general economic environment of a country, levels of foreign debt or foreign currency exchange rates, among other possible reasons. To the extent the issuer or controlling governmental

TIAA-CREF Lifecycle Funds  ■  Prospectus     127

authority is unable or unwilling to repay principal or interest when due, the Fund may have limited recourse to compel payment in the event of default.

Active management risk

The risk that the performance of the Funds or the Underlying Funds that are actively managed, in whole or in part, reflects in part the ability of the portfolio manager(s) to make active, qualitative investment decisions that are suited to achieving the Funds’ or Underlying Funds’ investment objectives. As a result of investment selection or trade execution, a Fund or an Underlying Fund could underperform its respective benchmarks or other mutual funds with similar investment objectives.

Fund of funds risk

The ability of a Fund to achieve its investment objective will depend in part upon the ability of the Underlying Funds in which it invests to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

In addition to the principal investment risks set forth above, there are other risks associated with investing in the Funds and their investments that are discussed elsewhere in the Funds’ Prospectus and in the Funds’ SAI. There can be no assurances that a Fund will achieve its investment objective. You should not consider any Fund to be a complete investment program.

Additional information on principal and non-principal investment strategies and risks of the Funds and Underlying Funds

The Equity Funds

The Underlying Funds of the Trust that invest primarily in equity securities—the Growth & Income Fund, the Mid-Cap Growth Fund, the Mid-Cap Value Fund, the Enhanced Large-Cap Growth Index Fund, the Enhanced Large-Cap Value Index Fund, the Large-Cap Growth Fund, the Large-Cap Value Fund, the Small-Cap Equity Fund, the International Equity Fund, the Global Natural Resources Fund, the Enhanced International Equity Index Fund, the Emerging Markets Equity Fund and the International Opportunities Fund (collectively, the “Equity Funds”)—may also invest in short-term debt securities of the same type as those held by the TIAA-CREF Money Market Fund and other kinds of short-term instruments. These short-term investments help the Equity Funds maintain liquidity, use cash balances effectively, and take advantage of attractive investment opportunities. The Equity Funds also may invest up to 20% of their assets in fixed-income securities. The Equity Funds may also manage cash by investing in money market funds or other short-term investment company securities.

Each Fund and/or Equity Fund may write (sell) call options, including covered call options, and purchase put options, to try to enhance income, reduce portfolio

128     Prospectus  ■  TIAA-CREF Lifecycle Funds

volatility and protect gains in its portfolio. Such options may include put and call options on securities of the types in which a Fund or an Equity Fund may invest and on securities indices composed of such securities. In writing (selling) call options, a Fund or an Equity Fund may give up the opportunity to profit on a security if the market price of the security rises and the option is exercised and, conversely, the premiums received from call options sold may not reduce the extent of a Fund’s or an Equity Fund’s losses during periods of market decline. In purchasing call and put options, a Fund or an Equity Fund may purchase a call or put option that expires with no value due to the market price of the security remaining below or above, as applicable, the strike price of the option. In such an event, a Fund or an Equity Fund would lose the value of the premium paid for the call or put option but would also receive no economic benefit from the purchase or sale, as applicable, of the security. The Funds and the Equity Funds can also write (sell) put options. In writing put options, a Fund or an Equity Fund may experience losses on a security if the market price of the security declines and the option is exercised and, conversely, the premiums received from the put options sold may not reduce the extent of a Fund’s or an Equity Fund’s losses during periods of market decline.

In addition, each Fund and/or Equity Fund may buy and sell futures contracts on securities indices composed of securities of the types in which it may invest, and put and call options on such futures contracts. Each Fund and/or Equity Fund may use such futures contracts and options on futures contracts for hedging or cash management purposes, or to seek increased total return. Futures contracts permit a Fund and/or an Underlying Fund to gain exposure to groups of securities and thereby have the potential to earn returns that are similar to those that would be earned by direct investments in those securities or instruments.

Where appropriate futures contracts do not exist, or if Advisors deems advisable for other reasons, a Fund and/or an Equity Fund may invest in investment company securities, such as exchange-traded funds (“ETFs”). A Fund and/or an Equity Fund may also invest in ETFs as well as exchange-traded notes (“ETNs”) for cash management purposes or other purposes, including to gain exposure to certain sectors or securities that are represented by ownership in ETFs. ETFs and ETNs will be subject to the risks associated with the types of asset classes, securities or sectors that they track, while ETNs, which are structured as fixed-income obligations, will also be subject to the general risks of fixed-income securities, including credit risk. When an Equity Fund or a Fund invests in ETFs, ETNs or other Underlying Funds that are not offered by the Trust (“Unaffiliated Underlying Funds”), it will bear a proportionate share of expenses charged by the investment company in which the Equity Fund or the Fund invests. An ETF may trade at a premium or discount to NAV. In seeking to manage currency exposure, the Funds and/or the Equity Funds may also enter into forward currency contracts and currency swaps and may buy or sell put and call options and futures contracts on foreign currencies.

TIAA-CREF Lifecycle Funds  ■  Prospectus     129

The Funds and the Equity Funds can also invest in derivatives and other similar financial instruments, such as equity swaps (including contracts for difference, an arrangement where the return is linked to the price movement of an underlying security or a stock market index) and equity-linked fixed-income securities, so long as these derivatives and financial instruments are consistent with a particular Fund’s investment objective, restrictions and policies and current regulations.

The Fixed-Income Funds

The Underlying Funds of the Trust that invest primarily in fixed-income securities—the Bond Fund, the Bond Plus Fund, the Inflation-Linked Bond, the High-Yield Fund, the Short-Term Bond Fund and the Emerging Markets Debt Fund (collectively, the “Fixed-Income Funds”)—may make certain other investments, but not as principal strategies. For example, the Fixed-Income Funds may invest in interest-only and principal-only mortgage-backed securities. These instruments have unique characteristics and are more sensitive to prepayment risk and extension risk than traditional mortgage-backed securities. Similarly, the Fixed-Income Funds may also buy and sell put and call options, futures contracts, and options on futures. The Fixed-Income Funds intend to use options and futures primarily as a hedging technique or for cash management as well as risk management. In seeking to manage currency risk, the Fixed-Income Funds can also enter into forward currency contracts, and buy or sell options and futures on foreign currencies, or enter into foreign currency contracts. The Fixed-Income Funds can also buy and sell swaps and options on swaps, so long as these are consistent with each Fixed-Income Fund’s investment objective, restrictions and policies, as well as current regulations.

Derivatives risks

The risks associated with investing in derivatives may be different and greater than the risks associated with directly investing in the underlying securities and other instruments to which the derivatives relate. Derivatives such as swaps are subject to risks such as liquidity risk, interest rate risk, market risk, and credit risk. A derivative may involve the risk of mispricing or improper valuation and the risk that the prices of certain options, futures, swaps and other types of derivative instruments may not correlate perfectly with the prices or performance of the underlying security, currency, rate, index or other asset. Certain derivatives present the risk of default by the other party to the contract, and some derivatives are, or may suddenly become, illiquid. Some of these risks exist for futures and options which may trade on established markets. Unanticipated changes in interest rates, securities prices or currency exchange rates may result in poorer overall performance of a Fund than if it had not entered into derivatives transactions. The potential for loss as a result of investing in derivatives, and the speed at which such losses can be realized, can be greater than investing directly in the underlying security or other instrument. Derivative investments can

130     Prospectus  ■  TIAA-CREF Lifecycle Funds

create leverage by magnifying investment losses or gains, and the Fund and the Underlying Fund could lose more than the amount invested. Investment returns could depend primarily upon the performance of securities that the Fund or the Underlying Fund does not own.

Real-estate related investment risk

Upon Board approval, each Fund may gain exposure to real estate through direct or indirect investment in one or more limited partnerships and/or real estate investment trusts (“REIT”) that are managed by Advisors or its affiliate (each, an “Underlying Real Estate Fund”). The Funds have applied for exemptive relief from the SEC to permit investment in Underlying Real Estate Funds and will not invest in such Underlying Real Estate Funds unless and until the SEC grants appropriate exemptive relief. To the extent a Fund invests in an Underlying Real Estate Fund, the Fund would be exposed to the risks of such Underlying Real Estate Fund in direct proportion to the amount of assets the Fund allocates to such Underlying Real Estate Fund. More specifically, each Fund, through its one or more Underlying Real Estate Funds, would be subject to the risks associated with the ownership of real estate and investment in REITs including, among others, declines in the value of real estate, negative changes in the climate for real estate, risks related to general and local economic conditions, decreases in property revenues, increases in prevailing interest rates, property taxes and operating expenses, changes in zoning laws and costs resulting from the cleanup of environmental problems.

The Underlying Real Estate Funds are not expected to register as investment companies under the 1940 Act. As a result, in addition to the risks associated with an Underlying Real Estate Fund’s portfolio holdings, the Funds would also be subject to risks related to investment in private investment funds including, but not limited to, the absence of regulatory oversight and a secondary market for Underlying Real Estate Fund shares or interests, restrictions on the transfer or sale of Underlying Real Estate Fund shares or interests by the Fund, and the absence of protections typically afforded to investors when purchasing securities registered under the Securities Act of 1933 or any state or other U.S. or (non-U.S.) securities laws.

Investments for temporary defensive purposes

Each Fund, as well as each Underlying Fund, may, for temporary defensive purposes, invest all of its assets in cash and money market instruments, including, for the Funds, the Money Market Fund. In doing so, the Fund and the Underlying Fund may be successful in reducing market losses but may otherwise fail to achieve their respective investment objectives.

Portfolio holdings

A description of the Funds’ policies and procedures with respect to the disclosure of their portfolio holdings is available in the Funds’ SAI.

TIAA-CREF Lifecycle Funds  ■  Prospectus     131

Portfolio turnover

While each Fund will normally seek to invest in Underlying Funds for the long term, it may frequently rebalance those holdings with the goal of staying close to its projected target allocation. Therefore, a Fund may sell shares of Underlying Funds regardless of how long they have been held. Although a Fund bears no brokerage commissions when it buys or sells shares of Underlying Funds of the Trust, it may bear brokerage commissions or other transaction costs when it transacts in shares of Unaffiliated Underlying Funds. A “high portfolio turnover rate” for a Fund with respect to its holdings of Unaffiliated Underlying Funds generally will result in greater brokerage commission expenses or other transaction costs borne by the Funds and, ultimately, by shareholders. The portfolio turnover rates of the Funds during recent fiscal periods are provided in the Financial Highlights. The Funds are not subject to a specific limitation on portfolio turnover and are generally not managed to minimize tax burdens of shareholders.

An Underlying Fund that engages in active and frequent trading of portfolio securities will have a correspondingly higher “portfolio turnover rate.” A high portfolio turnover rate for an Underlying Fund generally will result in greater brokerage commission expenses borne by the Funds and, ultimately, by Fund shareholders. Also, Underlying Funds with high turnover rates may be more likely to generate capital gains that must be distributed to the Funds, and ultimately to Fund shareholders, as taxable income. None of the Underlying Funds of the Trust is subject to a specific limitation on portfolio turnover, and securities of each Underlying Fund may be sold at any time such sale is deemed advisable for investment or operational reasons.

Share classes

Each Fund may offer Retirement, Premier, [Investor] and Institutional Class shares. [Investor] Class shares are offered in this Prospectus; Retirement, Premier and Institutional Class shares are offered in a separate prospectus. The Lifecycle Retirement Income Fund also offers Retail Class shares in different prospectuses. Each Fund’s investments are held by the Fund as a whole, not by a particular share class, so an investor’s money will be invested the same way no matter which class of shares is held. However, there are differences among the fees and expenses associated with each class and not everyone is eligible to buy every class. After determining which classes you are eligible to buy, decide which class best suits your needs. Please contact us if you have questions or would like assistance in determining which class is right for you.

132     Prospectus  ■  TIAA-CREF Lifecycle Funds

Management of the Funds

The Funds’ investment adviser

Advisors manages the assets of the Trust, under the supervision of the Board of Trustees. Advisors is an indirect wholly owned subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). TIAA is a life insurance company founded in 1918 by the Carnegie Foundation for the Advancement of Teaching and is the companion organization of College Retirement Equities Fund (“CREF”), the first company in the United States to issue a variable annuity. Advisors is registered as an investment adviser with the SEC under the Investment Advisers Act of 1940. Advisors also manages the investments of TIAA Separate Account VA-1 and TIAA-CREF Life Funds. Through an affiliated investment adviser, TIAA-CREF Investment Management, LLC (“TCIM”), certain personnel of Advisors also manage the investment accounts of CREF. As of June 30, 2015, Advisors and TCIM together had approximately $319 billion of registered investment company assets under management. Advisors is located at 730 Third Avenue, New York, NY 10017-3206.

TIAA-CREF entities sponsor an array of financial products for retirement and other investment goals. For some of these products, for example, the investment accounts of CREF, TIAA or its subsidiaries perform services “at cost.” The Funds offered in the Prospectus, however, pay the management fees and other expenses that are described in the table of fees and expenses in this Prospectus. The management fees paid by the Funds to Advisors are intended to compensate Advisors for its services to the Funds and are not limited to the reimbursement of Advisors’ costs. Thus, under this arrangement, Advisors can earn a profit or incur a loss on the services which it renders to the Funds. The Funds also pay Advisors for certain administrative services that Advisors provides to the Funds on an at-cost basis.

Advisors manages the assets of the Funds pursuant to an investment management agreement with the Trust (the “Management Agreement”). Advisors’ duties under the Management Agreement include, among other things, providing the Funds with investment research, advice and supervision; furnishing an investment program for the Funds; determining which securities or other investments to purchase, sell or exchange; and providing or obtaining any other necessary services to manage, acquire or dispose of securities, cash or other investments. Advisors also supervises and acts as liaison among the various service providers to the Funds, such as the custodian and transfer agent.

Investment management fees

Under the terms of the Management Agreement, Advisors is entitled to a fee at an annual rate of 0.10% of the average daily net assets of each Fund. Advisors has contractually agreed to waive this management fee on each Fund. This waiver will remain in effect until [December __, 2016] unless changed with approval of the Board of Trustees. Due to these waivers, Advisors received no

TIAA-CREF Lifecycle Funds  ■  Prospectus     133

management fees from the Lifecycle Funds during the fiscal periods ended May 31, 2013, May 31, 2014 and May 31, 2015. Advisors also receives management fees as the investment adviser to the Underlying Funds.

In addition, Advisors has contractually agreed to reimburse each Fund for any Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: ___% of average daily net assets for [Investor] Class shares. These expense reimbursement arrangements will continue through at least [December __, 2016], unless changed with approval of the Board of Trustees. Each Fund also pays Advisors for certain administrative services Advisors provides to the Funds on an at-cost basis.

A discussion regarding the basis for the Board of Trustees’ most recent approval of each Fund’s Management Agreement (except the Lifecycle 2060 Fund's Management Agreement) is available in the Funds’ annual shareholder report for the fiscal period ended May 31, 2015. For the Lifecycle 2060 Fund, a discussion regarding the basis for the Board of Trustees’ initial approval of the Fund’s Management Agreement is available in the Fund’s semiannual report for the fiscal period ended November 30, 2014. For a free copy of the Funds’ shareholder reports, please call 800 842-2252, visit the Funds’ website at www.tiaa-cref.org or visit the SEC’s website at www.sec.gov.

Portfolio management team

The Funds are managed by a team of managers, whose members are responsible for the day-to-day management of the Funds, with expertise in the area applicable to the Funds’ investments. Certain team members are, for example, principally responsible for selecting appropriate investments for the Funds and others are principally responsible for asset allocation. The following is a list of members of the management team primarily responsible for managing each Fund’s investments, along with their relevant experience. The members of the management team may change from time to time.

Name & Title	Portfolio Role/ Coverage/ Expertise/Specialty	Experience Over Past Five Years	Total Experience (since dates specified below)
			At TIAA	Total	On Team
Lifecycle Funds
John M. Cunniff, CFA Managing Director	Asset Allocation (allocation strategies)	Advisors, TCIM and other advisory affiliates of TIAA—2006 to Present (quantitative portfolio manager); Morgan Stanley Investment Management—2001 to 2006 (U.S. Research Director, oversight of equity research analysis team for U.S. market segments)	2006	1992	2006

134     Prospectus  ■  TIAA-CREF Lifecycle Funds

Name & Title	Portfolio Role/ Coverage/ Expertise/Specialty	Experience Over Past Five Years	Total Experience (since dates specified below)
			At TIAA	Total	On Team
Hans L. Erickson, CFA Managing Director	Asset Allocation (general oversight)	Advisors, TCIM and other advisory affiliates of TIAA—1996 to Present (oversight and management responsibility for all asset allocation funds; oversight for quantitative equity strategies and equity index funds prior to 2011)	1996	1988	2006

The Funds’ SAI provides additional disclosure about the compensation structure for the Funds’ portfolio managers, the other accounts they manage, total assets in those accounts and potential conflicts of interest, as well as the portfolio managers’ ownership of shares of the Funds they manage.

Other services

Under the terms of the Administrative Services Agreement with the Trust, responsibility for payment of expenses relating to oversight and performance of certain services, including transfer agency, dividend disbursing, accounting, administrative, compliance and shareholder services, is allocated directly either to the Funds or to Advisors.

For Advisors’ provision of such administrative, compliance and other services to the Funds under the Administrative Services Agreement, the Fund pays to Advisors at the end of each calendar month the allocated costs of such services as determined under the TIAA-CREF cost allocation methodology then in effect.

Distribution and service arrangements

Teachers Personal Investors Services, Inc. (“TPIS”) distributes each class of Fund shares.

Other Payments by the Funds

In addition to the fees the Funds pay to their transfer agent, TPIS or Advisors, on behalf of the [Investor] Class of the Funds, may enter into agreements with financial intermediaries pursuant to which the Funds will pay financial intermediaries for administrative, networking, recordkeeping, sub-transfer agency and shareholder services. The Funds have adopted a Shareholder Servicing Plan (“Servicing Plan”) with respect to [Investor] Class shares that has been approved by the Board of Trustees that outlines the types of services to be provided to the Funds by these financial intermediaries. The Servicing Plan also provides the maximum rates that the Funds may pay such financial intermediaries, which are generally based on: (1) an annual percentage of the average daily net assets of Fund shareholders serviced by a financial intermediary; and/or (2) a fixed dollar

TIAA-CREF Lifecycle Funds  ■  Prospectus     135

amount for each account serviced by a financial intermediary. The aggregate amount of these payments may be substantial and may vary significantly among intermediaries but will be limited by Advisors’ agreement to reimburse each Fund for total [Investor] Class expenses that exceed certain specified amounts.

Other Payments by TPIS, Advisors or their Affiliates

In addition to the payments from the Funds made to financial intermediaries as previously described, TPIS, Advisors or their affiliates may from time to time make additional payments, out of their own resources, to certain financial intermediaries that sell shares of the TIAA-CREF Funds. These payments are often referred to as “revenue sharing.” These payments may be made in order to promote the sale and retention of Fund shares by intermediaries and their customers. The amounts of these distribution-related revenue sharing payments may vary by financial intermediary and, with respect to a given financial intermediary, are typically calculated by reference to the amount of the financial intermediary’s recent gross sales of TIAA-CREF Fund shares and/or total assets of TIAA-CREF Funds held by the intermediary’s customers. The level of distribution-related revenue sharing payments that TPIS, Advisors or their affiliates are willing to provide to a particular financial intermediary may be affected by, among other factors, the intermediary’s total assets held in and recent net investments into the TIAA-CREF Funds, the intermediary’s level of participation in TIAA-CREF Fund sales and marketing programs, the intermediary’s compensation program for its registered representatives who sell TIAA-CREF Fund shares and provide services to TIAA-CREF Fund shareholders, and the asset class of the TIAA-CREF Funds for which these payments are provided. The SAI contains additional information about these payments. TPIS may also make payments to financial intermediaries in connection with sales meetings, due diligence meetings, prospecting seminars and other meetings at which TPIS promotes its products and services.

In addition to revenue sharing payments to financial intermediaries related to distribution of the Funds’ shares, Advisors or its affiliates may also make revenue sharing payments out of their own assets to financial intermediaries as compensation for certain recordkeeping, shareholder communications and other account administration services provided to TIAA-CREF Fund shareholders who own their shares through these financial intermediaries’ accounts. These servicing-related revenue sharing payments are in addition to any applicable sub-transfer agency or similar fees paid to these financial intermediaries with respect to these services by the TIAA-CREF Funds out of Fund assets.

The amounts of revenue sharing payments to a financial intermediary could be significant, and may create an incentive for the intermediary or its representatives to recommend or offer shares of the Funds to you. The financial intermediary may elevate the prominence or profile of the Funds within the intermediary’s organization by, for example, placing the Funds on a list of preferred or recommended funds and/or granting TPIS, Advisors and/or their

136     Prospectus  ■  TIAA-CREF Lifecycle Funds

affiliates preferential or enhanced opportunities to promote the Funds in various ways within the intermediary’s organization.

Calculating share price

Each Fund determines its net asset value (“NAV”) per share, or share price, on each day the NYSE is open for business. The NAV for each Fund is calculated as of the time when regular trading closes on the NYSE (generally, 4:00 p.m. Eastern Time or at such earlier time that regular trading on the NYSE closes). The Funds do not price their shares on days that the NYSE is closed. The NAV per share for each class is determined by dividing the value of the Fund’s assets attributable to such class, less all liabilities attributable to such class, by the total number of shares of the class outstanding. The assets of each Fund consist primarily of shares of Underlying Funds, which are valued at their respective NAVs in the case of mutual funds. The values of any shares of Underlying Funds held by a Fund are based on the market value of the shares. Therefore, the share price of each of the Funds is determined based on the NAV per share or market value per share of each of its Underlying Funds (and the value of any other assets and liabilities of the Funds), subject to the fair value pricing procedures described below.

To value securities and other instruments held by the Underlying Funds (or the Funds, as applicable) of the Trust (other than for the Money Market Fund), such Underlying Funds (or the Funds, as applicable), generally use market quotations or values obtained from independent pricing services to value such assets. If market quotations or values from independent pricing services are not readily available or are not considered reliable, the Underlying Funds of the Trust will use a security’s “fair value,” as determined in good faith using procedures approved by the Board of Trustees. Such Underlying Funds also use fair value if events that have a significant effect on the value of an investment (as determined in Advisors’ sole discretion) occur between the time when its price is determined and the time a Fund’s NAV is calculated. Like the Funds, the Underlying Funds of the Trust do not price their shares on dates when the NYSE is closed. This remains the case for Underlying Funds of the Trust that invest in foreign securities that are primarily listed on foreign exchanges that trade on days when such Underlying Funds do not price their shares, even though such securities may continue to trade and their values may fluctuate when the NYSE is closed. The use of fair value pricing can involve reliance on quantitative models or individual judgment, and may result in changes to the prices of portfolio securities that are used to calculate the NAV of an Underlying Fund of the Trust. Although the Underlying Funds of the Trust fair value portfolio securities on a security-by-security basis, those that hold foreign portfolio securities will typically see more of their portfolio securities fair valued more frequently than other Underlying Funds that do not hold foreign securities.

TIAA-CREF Lifecycle Funds  ■  Prospectus     137

Fair value pricing of equity securities most commonly occurs with securities that are primarily traded outside of the United States. This may have the effect of decreasing the ability of market timers to engage in “stale price arbitrage,” which takes advantage of the perceived difference in price from a foreign market closing price. For these foreign securities, an Underlying Fund of the Trust uses a fair value pricing service approved by the Board of Trustees. This pricing service employs quantitative models to value foreign equity securities in order to adjust for stale pricing, which occurs between the close of certain foreign exchanges and the close of the NYSE. Fair value pricing is subjective in nature and the use of fair value pricing by the Underlying Fund may cause the NAV of the Underlying Fund’s shares to differ significantly from the NAV that would have been calculated using market prices at the close of the foreign exchange on which a portfolio security is primarily traded.

While using a fair value price for foreign securities is intended to decrease the ability of market timers to make money by exchanging into or out of an affected Underlying Fund to the detriment of longer-term shareholders, it may reduce some of the certainty in pricing obtained by using actual market close prices.

Fixed-income securities, including money market instruments (other than those held by a money market Underlying Fund of the Trust), are valued using market quotations, independent pricing sources or values derived from a pricing matrix that has various types of the applicable fixed-income instrument along one axis and various maturities along the other. The use of a price derived from a pricing matrix is a method of fair value pricing.

The Fund will use fair value, as determined under its fair value procedures, to the extent that the value of any of its investments, including any Underlying Funds, are unavailable or not considered reliable.

Dividends and distributions

Each Fund expects to declare and distribute to shareholders substantially all of its net investment income and net realized capital gains, if any. The amount distributed will vary according to the income received from investments held by a Fund and capital gains realized from the sale of investments. The Retirement Income Fund plans to pay dividends on a quarterly basis. Each other Fund plans to pay dividends on an annual basis.

Each Fund intends to pay net capital gains, if any, annually. Dividends and capital gains can be paid in cash or reinvested. If you have elected to receive your distributions in cash and the distribution amount is less than $10, then the amount will be automatically reinvested in the particular Fund and no check will be issued. If the postal service is unable to deliver checks to your address of record, or the distribution check remains outstanding for six months or more, then the Funds reserve the right to reinvest the distribution check into your account using the particular Fund’s current NAV and to change your distribution

138     Prospectus  ■  TIAA-CREF Lifecycle Funds

option to reinvestment. No interest will accrue on amounts represented by uncashed distribution checks.

Dividends and capital gain distributions paid to shareholders who hold their shares through a TIAA-CREF-administered retirement plan or custody account will automatically be reinvested in additional shares of the same class of the Fund. All other shareholders may elect from the following distribution options (barring any restrictions from the intermediary or plan through which such shares are held):

1. Reinvestment Option, Same Fund. Your dividend and capital gain distributions are automatically reinvested in additional shares of the same share class of the Fund. Unless you elect otherwise, this will be your default distribution option.

2. Reinvestment Option, Different Fund. Your dividend and capital gain distributions are automatically reinvested in additional shares of the same share class of another fund in which you already hold shares.

3. Income-Earned Option. Your long-term capital gain distributions are automatically reinvested, but you will be sent a check for each dividend and short-term capital gain distribution.

4. Capital Gains Option. Your dividend and short-term capital gain distributions are automatically reinvested, but you will be sent a check for each long-term capital gain distribution.

5. Cash Option. A check will be sent for your dividend and each capital gain distribution.

On each Fund’s distribution date, the Fund makes distributions on a per share basis to the shareholders who hold and have paid for Fund shares on the record date. The Funds do this regardless of how long the shares have been held. This means that if you buy shares just before or on a record date, you will pay the full price for the shares and then you may receive a portion of the price back as a taxable distribution (see the discussion of “Buying a dividend” below under “Taxes”). Cash distribution checks will be mailed within seven days of the distribution date.

Shareholders who hold their shares through a variable insurance or annuity product, an employee benefit plan or through an intermediary may be subject to restrictions on their distribution payment options imposed by the product, plan or intermediary. Please contact the variable insurance or annuity product issuer or your plan sponsor or intermediary for more details.

Taxes

As with any investment, you should consider how your investment in a Fund will be taxed.

Taxes on dividends and distributions. Unless you are tax-exempt or hold Fund shares in a tax-deferred account, you are subject to federal income tax on dividends and taxable distributions each year. Your dividends and taxable distributions generally are taxable when they are paid, whether you take them in

TIAA-CREF Lifecycle Funds  ■  Prospectus     139

cash or reinvest them. However, distributions declared in October, November or December of a year and paid in January of the following year are taxable as if they were paid on December 31 of the prior year.

For federal tax purposes, income and short-term capital gain distributions from a Fund are taxed as ordinary income, and long-term capital gain distributions are taxed as long-term capital gains. Every January, a statement showing the taxable distributions paid to you in the previous year from a Fund will be sent to you and the Internal Revenue Service (“IRS”) (for taxable accounts only). Whether or not a capital gain distribution is considered long-term or short-term depends on how long the Fund held the securities the sale of which led to the gain.

A portion of ordinary income dividends paid by a Fund to individual investors may constitute “qualified dividend income” that is subject to the same maximum tax rates as long-term capital gains. The portion of a dividend that will qualify for this treatment will depend on the aggregated qualified dividend income received by a Fund. Notwithstanding this, certain holding period requirements with respect to a shareholder’s shares in a Fund may apply to prevent the shareholder from treating any portion of a dividend as “qualified dividend income.” Additional information about this can be found in the Funds’ SAI.

Taxes on transactions. Unless a transaction involves Fund shares held in a tax-deferred account, redemptions (sales), including exchanges to other funds, may also give rise to capital gains or losses. The amount of any capital gain or loss will be the difference, if any, between the adjusted cost basis of your shares and the price you receive when you sell or exchange them. In general, a capital gain or loss will be treated as a long-term capital gain or loss if you have held your shares for more than one year.

Each Fund is required to report to the IRS and furnish to certain Fund shareholders the cost basis information for sale transactions of shares purchased on or after January 1, 2012. Shareholders may elect to have one of several cost basis methods applied to their account when calculating the cost basis of shares sold, including average cost, “first-in, first-out” (“FIFO”), or some other specific identification method. Unless you instruct otherwise, each Fund will use average cost as its default cost basis method, and will treat sales as first coming from shares purchased prior to January 1, 2012. If average cost is used for a shareholder’s first sale of the Fund shares covered by these new rules, the shareholder may only use an alternative cost basis method for shares purchased prospectively. Fund shareholders should consult with their tax advisors to determine the best cost basis method for their tax situation.

For shares you sell that were purchased prior to January 1, 2012, you will be sent a statement showing how many shares you sold and at what price. However, the statement will not include cost basis information and will not be furnished to the IRS. You or your tax preparer must determine whether this sale resulted in a capital gain or loss and the amount of tax to be paid on any gain. Be sure to keep your regular account statements; the information they contain will be essential in calculating the amount of your capital gains or losses.

140     Prospectus  ■  TIAA-CREF Lifecycle Funds

Backup withholding. If you fail to provide a correct taxpayer identification number or fail to certify that it is correct, the Funds are required by law to withhold 28% of all the distributions and redemption proceeds paid from your account. The Funds are also required to begin backup withholding if instructed by the IRS to do so.

Buying a dividend. If you buy shares just before a Fund deducts a distribution from its NAV, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable distribution. This is referred to as “buying a dividend.” For example, assume you bought shares of a Fund for $10.00 per share the day before the Fund paid a $0.25 dividend. After the dividend was paid, each share would be worth $9.75, and, unless you hold your shares through a tax-deferred arrangement such as a 401(a), 401(k) or 403(b) plan or an IRA, you would have to include the $0.25 dividend in your gross income for tax purposes.

Effect of foreign taxes. Foreign governments may impose taxes on the Fund and its Underlying Funds and their investments and these taxes generally will reduce the Fund’s distributions. If the Fund qualifies to pass through a credit for such taxes paid and elects to do so, an offsetting tax credit or deduction may be available to you if you maintain a taxable account. If so, your tax statement will show more taxable income than was actually distributed by the Fund, but will also show the amount of the available offsetting credit or deduction.

Other restrictions. There are tax requirements that all mutual funds must follow in order to avoid federal taxation. In its effort to adhere to these requirements, a Fund or an Underlying Fund may have to limit its investment in some types of instruments.

Special considerations for certain institutional investors. If you are a corporate investor, a portion of the dividends from net investment income paid by a Fund may qualify for the corporate dividends-received deduction. The portion of the dividends that will qualify for this treatment will depend on the aggregate qualifying dividend income that the Fund receives from the Underlying Funds. Certain holding period and debt financing restrictions may apply to corporate investors seeking to claim the deduction.

Taxes related to employee benefit plans or IRAs. Generally, individuals are not subject to federal income tax in connection with shares held (or that are held on their behalf) in participant or custody accounts under Code section 401(a) employee benefit plans (including 401(k) and Keogh plans), Code section 403(b) or 457 employee benefit plans, or IRAs. Distributions from such plan participant or custody accounts may, however, be subject to ordinary income taxation in the year of the distribution. For information about the tax aspects of your plan or IRA or Keogh account, please consult your plan administrator, TIAA-CREF or your tax advisor.

Other tax matters. Certain investments of a Fund, including certain debt instruments, foreign securities and shares of other investment funds, could affect the amount, timing and character of distributions you receive and could

TIAA-CREF Lifecycle Funds  ■  Prospectus     141

cause a Fund to recognize taxable income in excess of the cash generated by such investments (which may require a Fund to liquidate other investments in order to make required distributions).

This information is only a brief summary of certain federal income tax information about your investment in a Fund. The investment may have state, local or foreign tax consequences, and you should consult your tax advisor about the effect of your investment in a Fund in your particular situation. Additional tax information can be found in the Funds’ SAI.

Your account: purchasing, redeeming
or exchanging shares

Share class eligibility

Definitions

Financial Intermediary Accounts. These include accounts held through platforms, programs, plans and other similar entities, as well as omnibus accounts, on behalf of other investors. Additionally, Financial Intermediary Accounts may include, but are not limited to, the following:

• Benefit Plans (as defined below);

• Certain custody accounts sponsored or administered by TIAA-CREF, or by other entities not affiliated with TIAA-CREF, that are established by individuals as IRAs pursuant to section 408 of the Code; and

• Wrap accounts or other such arrangements as may be offered by a financial advisor or other intermediary.

Benefit Plan Accounts. These include accounts sponsored or administered by either TIAA-CREF and its affiliates or by other entities not affiliated with TIAA-CREF and that are established by or on behalf of employers, or the trustees of plans sponsored by employers, in connection with certain employee benefit plans. Such Benefit Plans include those described in sections 401(a) (including 401(k) plans), 403(a), 403(b) or 457 of the Code. Shareholders investing through such Benefit Plans may have to pay additional expenses related to the administration of such plans. The [Investor Class] is not available to SEPs, SAR-SEPs, SIMPLE IRAs, and Keogh plans.

Eligibility

[Investor] Class shares are available for purchase by or through the following types of accounts:

• Financial Intermediary Accounts;

• Other investment companies or pools;

• State-sponsored tuition savings plans (529) or healthcare saving accounts (HSA);

• Insurance company separate accounts advised by or affiliated with Advisors, or other affiliates of TIAA-CREF; and

142     Prospectus  ■  TIAA-CREF Lifecycle Funds

• Other accounts, entities, programs, plans and categories of shareholders as may be approved by the Funds from time to time.

Account minimums

Currently, there are no minimum account requirements, including initial or subsequent minimum investment requirements, for [Investor] Class shares. The Funds have the discretion to impose initial or subsequent minimum investment requirements at any time without any prior notice to shareholders.

Additional information

The Funds reserve the right to determine in their sole discretion whether any potential investor is eligible to purchase [Investor] Class shares. For more information, please contact your financial intermediary or you may call the Funds at 800 842-2252, Monday through Friday, from 8:00 a.m. to 10:00 p.m. Eastern Time.

The Funds may from time to time, in their discretion, deviate from or vary the processes and procedures outlined below for purchasing, redeeming and exchanging shares.

The Funds are not responsible for any losses due to unauthorized or fraudulent instructions when purchasing, redeeming or exchanging shares as long as the Funds follow reasonable security procedures to verify your identity. It is your responsibility to review and verify the accuracy of your confirmation statements immediately after you receive them.

Purchasing shares

How to open an account through a Financial Intermediary Account or Benefit Plan Account not administered by TIAA-CREF

Your Financial Intermediary or Benefit Plan will have its own instructions and procedures for opening an account and establishing a position within the Funds. If you are enrolling in a Benefit Plan you should first contact your employer to learn important details necessary to facilitate enrollment into the plan. Investors purchasing shares through a Financial Intermediary or a Benefit Plan, may purchase shares only in accordance with instructions and limitations pertaining to their account with such intermediary or plan. These Financial Intermediaries or Benefit Plans may set different minimum investment requirements for their customers’ investments. Please contact your Financial Intermediary or Benefit Plan sponsor for more information.

For Participants in a Benefit Plan Account or Financial Intermediary Account administered by TIAA-CREF

You should first contact your employer to learn important details necessary to facilitate enrollment in a Benefit Plan. Your employer must notify TIAA-CREF that you are eligible to enroll. In many cases, you will be able to use the TIAA-CREF

TIAA-CREF Lifecycle Funds  ■  Prospectus     143

Web Center’s online enrollment feature at www.tiaa-cref.org. Some plans allow submission of a hard-copy application for a new account; this form can be returned to your human resources (HR) office, a TIAA-CREF Relationship Manager or to either of the addresses below:

First-Class or Standard Mail:

TIAA-CREF

PO Box 1259

Charlotte, NC 28262

Overnight Mail:

TIAA-CREF

8500 Andrew Carnegie Blvd

Charlotte, NC 28262

You may allocate single or ongoing contributions by selecting a Fund and the amounts you wish to contribute to that Fund.

Subject to the terms of your plan, you may be eligible to roll over or transfer in balances from other eligible accounts as determined by the Code.

The Funds may suspend or terminate the offering to your employer’s plan. You may be able to change your allocation for future contributions by:

• writing to TIAA-CREF at P.O. Box 1259, Charlotte, NC 28201;

• calling our Automated Telephone Service (24 hours a day) at 800 842-2252; or

• using the TIAA-CREF website’s account access feature at www.tiaa-cref.org.

Other information for Benefit Plans

As a participant in a Benefit Plan, the Funds impose no minimum investment. The Funds do not currently restrict the frequency of investments made in the Funds by participant accounts through Benefit Plans, although the Funds reserve the right to impose such restrictions in the future. If you are investing in the Funds through a Benefit Plan, your employer’s plan may limit the amount and available methods to invest in your participant account. Additionally, the Code limits total annual contributions to most types of Benefit Plans.

Transaction methods for purchases

Purchasing via wire: You may remit initial or subsequent deposits into your account via wire. To open an account by wire please send a completed and signed application by mail as instructed above and then follow the wiring instructions below once you have confirmed the account is open and have the account number.

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

ABA Number (all classes) 011000028

144     Prospectus  ■  TIAA-CREF Lifecycle Funds

DDA Number 99054546

Specify on the wire:

• “The TIAA-CREF Funds—” and the “Share Class” being purchased. For example, a proper set of wire instructions for an initial or subsequent investment into the [Investor] Class would read as follows: “The TIAA-CREF Funds— [Investor] Class”

• Account registration (names of registered owners), address and Social Security number or taxpayer identification number;

• The Fund account number; and

• The Fund and amount to be invested.

Points to remember for all purchases

The Funds consider all purchase requests to be received when they are received in “good order” as determined by the Funds’ transfer agent (or other authorized Fund agent). (See the section entitled “Important transaction information—Good Order” below.) Your investment must be for a specified dollar amount. The Funds cannot accept purchase requests specifying a certain price, date, or number of shares. These types of requests will be deemed to be not in “good order” and the money you sent will be returned to you. If you hold your shares through a Financial Intermediary Account, such intermediary may have its own independent “good order” and eligibility requirements.

Your ability to purchase shares may be restricted due to limitations on purchases or exchanges, including limitations under the Funds’ Market Timing/Excessive Trading Policy (see below). If you hold your shares through a Financial Intermediary Account, such intermediary may charge you additional fees. Contact your Financial Intermediary to find out if it imposes any other conditions on your transactions, such as a different minimum investment requirement.

Federal law requires the Funds to obtain, verify and record information that identifies each person who opens an account. Until the Funds receive such information, it may not be able to open an account or effect transactions for you. Furthermore, if the Funds are unable to verify your identity, or that of another person authorized to act on your behalf, or if it is believed potential criminal activity has been identified, the Funds reserve the right to take such action as deemed appropriate, which may include closing your account.

Before you can use TIAA-CREF’s Web Center, you must enter your Social Security number, date of birth and active account number. You will then be given an opportunity to create a user name and password. TIAA-CREF’s Web Center will lead you through the transaction process, and the Funds will use reasonable procedures to confirm that the instructions given are genuine. All transactions over TIAA-CREF’s Web Center are recorded electronically.

TIAA-CREF Lifecycle Funds  ■  Prospectus     145

All purchases must be in U.S. dollars and all checks must be drawn on U.S. banks. The Funds will only accept accounts with a U.S. address of record. The Funds will not accept a P.O. Box as the address of record.

There may be circumstances when the Funds will not accept new investments. The Funds reserve the right to suspend or terminate the offering of its shares at any time without prior notice. The Funds also reserve the right to restrict you from making future purchases in the Funds or any other series of the Trust. In addition, the Funds reserve the right to reject any application or investment or any other specific purchase request.

Redeeming shares

You can redeem (sell) your shares on any business day. If you hold your Fund shares through a Financial Intermediary Account, please contact the intermediary to sell your shares. Your Financial Intermediary may have different requirements and restrictions on redemptions than the Funds. If you hold your Fund shares through a Benefit Plan Account or Financial Intermediary Account administered by TIAA-CREF, the Benefit Plan or Financial Intermediary may impose further restrictions on the sale of Fund shares.

If you hold your shares through a Benefit Plan Account or Financial Intermediary Account administered by TIAA-CREF, you may be required to complete and return certain forms to effect your redemption. Before you complete your redemption request, please make sure you understand the possible federal and other income tax consequences of a redemption. Neither the Funds nor their transfer agent can process redemption requests that specify a certain price or date; these requests will be deemed not in “good order” and will be returned. (See the section entitled “Important transaction information—Good Order” below.)

Usually, the Funds send redemption proceeds on the next business day after the Funds receive a redemption request in “good order” as determined by the Funds’ transfer agent (or other authorized Fund agent), and not later than seven days afterwards.

If a redemption is requested after a recent purchase of shares, the Funds may delay payment of the redemption proceeds until the check or an electronic funds transfer transaction clears. This can take up to 10 days.

The Funds can postpone payment if: (a) the NYSE is closed for other than usual holidays or weekends, or trading on the NYSE is restricted; (b) an emergency exists as defined by the SEC, or when the SEC requires that trading be restricted; or (c) the SEC permits a delay for the protection of investors.

The Funds reserve the right to require a Medallion Signature Guarantee for a redemption. The Funds can suspend or terminate your ability to transact by telephone, Internet, or by fax at any time, for any reason.

Once mailed to the Funds, your redemption request is irrevocable and cannot be modified or canceled.

146     Prospectus  ■  TIAA-CREF Lifecycle Funds

For participants holding shares through a Benefit Plan Account

A redemption can be part of an exchange into (1) another fund available through your Benefit Plan or, (2) another account or IRA.

If you are married, and all or part of your investment is attributable to purchases made under either (i) an employer plan subject to the Employee Retirement Income Security Act of 1974 (“ERISA”) or (ii) an employer plan that provides for spousal rights to benefits, then to the extent required by the Code or ERISA or the terms of your employer plan, your rights to make certain redemptions may be restricted by the rights of your spouse to such benefits.

Transaction methods for redemptions

For all Accounts

In-kind redemptions of shares: Certain large redemptions of Fund shares may be detrimental to a Fund’s other shareholders because such redemptions can adversely affect a portfolio manager’s ability to implement the Fund’s investment strategy by causing premature sale of portfolio securities that would otherwise be held. Consequently, if, in any 90 day period, an investor redeems (sells) shares in an amount that exceeds the lesser of (i) $250,000 or (ii) 1% of a Fund’s assets, then the Fund, at its sole discretion, has the right (without prior notice) to satisfy the difference between the redemption amount and the lesser of the two previously mentioned figures with securities from the Fund’s portfolio instead of cash. This is referred to as a “distribution in-kind” redemption and the securities you receive in this manner represent a portion of the Fund’s entire portfolio. The securities you receive will be selected by the Fund in its discretion. The investor receiving the securities will be responsible for disposing of the securities and bearing any associated costs, and related market and other risks of holding securities.

For Benefit Plan or other Financial Intermediary Accounts administered by TIAA-CREF

By mail: Send your written request to the appropriate address as described in the section entitled “Purchasing shares” above.

Over the Internet: Shares held through a Benefit Plan Account or Financial Intermediary Account administered by TIAA-CREF can be redeemed over the Internet subject to any rules imposed by the Benefit Plan or Financial Intermediary. TIAA-CREF’s Web Center can be accessed through TIAA-CREF’s homepage at www.tiaa-cref.org. Before you can use the Web Center, you must enter your Social Security number, date of birth and active account number. The Funds will use reasonable procedures to confirm that the instructions given are genuine. All transactions over the Web Center are recorded electronically.

By telephone: Participants holding shares through a Benefit Plan Account or Financial Intermediary Account administered by TIAA-CREF can call the appropriate number provided in the section entitled “Purchasing shares” above.

TIAA-CREF Lifecycle Funds  ■  Prospectus     147

If you do not want to be able to redeem by telephone, contact either your TIAA-CREF Relationship Manager or Financial Intermediary.

• Participants holding shares through a Benefit Plan or other account administered by TIAA-CREF can redeem up to $50,000 every seven calendar days or any greater amount as approved from time to time.

By systematic redemption plan: TIAA will automatically redeem the requested dollar amount or number of shares held in a Benefit Plan Account or Financial Intermediary Account administered by TIAA-CREF on any business day between the 1st and 28th of the month. If the days selected are not business days, shares will be redeemed on the following business day. Redemptions will be made via check or electronic transfer to your bank.

All owners of an account must sign the systematic redemption plan request. Similarly, all owners must sign any request to increase the amount or frequency of the systematic redemptions or a request for payments to be sent to an address other than the address of record. A Medallion Signature Guarantee may be required for this address change. TIAA can terminate the systematic redemption plan option at any time, although TIAA will notify you if this occurs. You can terminate the plan or reduce the amount or frequency of the redemptions by writing or by calling TIAA or through the TIAA-CREF Web Center. Requests to establish, terminate, or change the amount or frequency of redemptions will become effective within five days after the Funds receive your instructions.

Exchanging shares

Overview

An exchange is a simultaneous redemption of shares in a Fund and a purchase of shares in another fund or series of the Trust. Investors can exchange shares on any business day subject to limitations (i) described in the section entitled “Market timing/excessive trading policy” below, (ii) imposed by your Financial Intermediary or (iii) any limitations under your employer’s Benefit Plan. Shareholders who own shares through a Benefit Plan Account or Financial Intermediary Account should contact the plan or intermediary for exchange requests.

Exchanges between accounts can be made only if the accounts are registered in the same name(s), address and Social Security number or taxpayer identification number. Because restrictions may apply to certain accounts or plans, you should contact your Financial Intermediary or Benefit Plan representative for further information. An exchange is considered a sale of securities and therefore may be a taxable event.

In the case of shares held through a Benefit Plan Account or Financial Intermediary Account administered by TIAA-CREF, exchanges must generally be for at least $1,000 (except for systematic exchanges, which must be for at least $100) or your entire balance, if it is less.

148     Prospectus  ■  TIAA-CREF Lifecycle Funds

Make sure you understand the investment objective, policies, strategies and risks disclosed in the prospectus of the fund into which you exchange shares. The exchange option is not designed to allow you to time the market. It gives you a convenient way to adjust the balance of your account so that it more closely matches your overall investment objectives and risk tolerance level.

The Funds reserve the right to reject any exchange request and to modify or terminate the exchange option at any time without prior notice to shareholders. The Funds may do this, in particular, when your transaction activity is deemed to be harmful to the Funds, including if it is considered to be market timing activity.

Once made, an exchange request by mail cannot be modified or cancelled.

Transaction methods for exchanges

If your shares are held through a Benefit Plan or Financial Intermediary Account, please contact the plan or intermediary for exchange requirements. Investors holding shares through Accounts administered by TIAA-CREF may exchange:

Over the Internet: If your Account is administered through TIAA-CREF you can exchange shares using TIAA-CREF’s Web Center, which can be accessed through TIAA-CREF’s homepage at www.tiaa-cref.org.

By mail: Send your written request to the appropriate address as described in the section entitled “Purchasing shares” above. The letter must include your name, address, and the funds and Accounts you want to exchange between.

By telephone: Please call 800 842-2252.

By systematic exchange: Under this feature, TIAA-CREF automatically redeems shares in a Fund and purchases shares in another fund or series of the Trust as specified by the applicable agreement. For all systematic exchanges, you must specify the dollar amount and the funds involved in the exchange. If you want to set up a systematic exchange, contact TIAA-CREF. You can terminate the plan or change the amount or frequency of the exchanges by writing or calling the number identified in the section entitled “Purchasing shares” above. Requests to establish, terminate, or change the amount or frequency of exchanges will become effective within five days after TIAA-CREF receives your instructions. All account owners must sign the systematic exchange request. Similarly, all account owners must sign any request to increase the amount or frequency of systematic exchanges.

Conversion of shares—applicable to all investors

A share conversion is a transaction where shares of one class of a Fund are exchanged for shares of another class of the Fund. Share conversions can occur between each share class of a Fund. Generally, share conversions occur where a shareholder becomes eligible for another share class of a Fund or no longer meets the eligibility of the share class they own (and another class exists for which they would be eligible). Please note that a share conversion is generally a

TIAA-CREF Lifecycle Funds  ■  Prospectus     149

non-taxable event, but please consult with your personal tax advisor on your particular circumstances.

A request for a share conversion will not be processed until it is received in “good order” (as defined below) by the Funds’ transfer agent (or other authorized Fund agent). Conversion requests received in “good order” prior to the close of the NYSE (generally 4:00 p.m. Eastern Time) on a day the NYSE is open will receive the NAV of the new class calculated that day. Please note that, because the NAV of each class of a Fund will generally vary from the NAVs of the other classes due to differences in expenses, you will receive a different number of shares in the new class than you held in the old class, but the total value of your holdings will remain the same.

The Funds’ market timing policies will not be applicable to share conversions. Please contact the Financial Intermediary or Benefit Plan through which you hold your Fund shares for more information on share conversions. Please note that certain intermediaries or plan sponsors may not permit all types of share conversions. The Funds reserve the right to terminate, suspend or modify the share conversion privilege for any shareholder or group of shareholders.

Voluntary conversions

If you believe that you are eligible to convert your Fund shares to another class, you may place an order for a share conversion by contacting your Relationship Manager. Please contact the Financial Intermediary or Benefit Plan through which you hold your Fund shares regarding conversions. Please be sure to read the applicable sections of the prospectus for the new class in which you wish to convert prior to such a conversion in order to learn more about its different features, performance and expenses. Neither the Funds nor Advisors has any responsibility for reviewing accounts and/or contacting shareholders to apprise them that they may qualify to request a voluntary conversion. Some Financial Intermediaries or Benefit Plans may not allow investors who own Fund shares through them to make share conversions.

Mandatory conversions

The Funds reserve the right to automatically convert shareholders from one class to another if they no longer qualify as eligible for their existing class or if they become eligible for another class. Such mandatory conversions may be as a result of a change in value of an account due to market movements, exchanges or redemptions. The Funds will notify affected shareholders in writing prior to any mandatory conversion.

Important transaction information

Good Order. Purchase, redemption and exchange requests are not processed until received in good order by the Funds’ transfer agent at its processing center (or by another authorized Fund agent). “Good order” means actual receipt of the order along with all information and supporting legal documentation necessary to

150     Prospectus  ■  TIAA-CREF Lifecycle Funds

effect the transaction by the Funds’ transfer agent (or other authorized Fund agent). This information and documentation generally includes the Fund account number, the transaction amount (in dollars or shares), signatures of all account owners exactly as registered on the account and any other information or supporting documentation as the Funds, their transfer agent or other authorized Fund agent may require. With respect to purchase requests, “good order” also generally includes receipt of sufficient funds by the Funds’ transfer agent (or other authorized Fund agent) to effect the purchase. The Funds, their transfer agent or any other authorized Fund agent may, in their sole discretion, determine whether any particular transaction request is in good order and reserve the right to change or waive any good order requirement at any time.

Financial intermediaries or plan sponsors may have their own requirements for considering transaction requests to be in “good order.” If you hold your shares through a financial intermediary or plan sponsor, please contact them for their specific “good order” requirements.

Share Price. If the Funds’ transfer agent (or other authorized Fund agent) receives an order to purchase, redeem or exchange shares that is in good order anytime before close of regular trading on the NYSE (usually 4:00 p.m. Eastern Time), the transaction price will be the NAV per share for that day. If the Funds’ transfer agent (or other authorized Fund agent) receives an order to purchase, redeem or exchange shares that is in good order anytime after the NYSE closes, the transaction price will be the NAV per share calculated the next business day.

The Financial Intermediary or Benefit Plan through which you hold your shares may require you to communicate to it any purchase, redemption or exchange request by a specified deadline earlier than 4:00 p.m. Eastern Time in order to receive that day’s NAV per share as the transaction price.

Large Redemptions—Applicable to All Investors. Please contact the Fund before redeeming a large dollar amount of shares (including exchange requests since they include redemption transactions). Large redemptions of Fund shares may be detrimental to the Fund’s other shareholders because such transactions can adversely affect a portfolio manager’s ability to efficiently manage the Fund. By contacting the Fund before you attempt to redeem a large dollar amount, you may avoid in-kind payment of your request.

Taxpayer Identification Number. Regardless of whether you hold your Fund shares directly or through a Financial Intermediary, you must give the Funds your taxpayer identification number (which, for most individuals, is your Social Security number) and tell the Funds whether or not you are subject to backup withholding. If you do not furnish your taxpayer identification number, redemptions or exchanges of shares, as well as dividends and capital gains distributions, will be subject to backup tax withholding. In addition, if you hold Fund shares directly and do not furnish your taxpayer identification number, then your account application will be rejected and returned.

TIAA-CREF Lifecycle Funds  ■  Prospectus     151

Changing Your Address. To change the address on an account, please send the Funds a written notification.

Medallion Signature Guarantee. For some transaction requests (for example, when you are redeeming shares within 14 days (for participants holding shares through a plan or account administered by TIAA-CREF) of changing your address, bank or bank account or adding certain new services to an existing account), the Funds may require a Medallion Signature Guarantee of each owner of record of an account. This requirement is designed to protect you and the Funds from fraud, and to comply with rules on stock transfers. A Medallion Signature Guarantee is a written endorsement from an eligible guarantor institution that the signature(s) on the written request is (are) valid. Certain commercial banks, trust companies, savings associations, credit unions and members of U.S. stock exchanges participate in the Medallion Signature Guarantee program. No other form of signature verification will be accepted. A notary public cannot provide a signature guarantee. For more information about when a Medallion Signature Guarantee may be required, please contact your Financial Intermediary or Benefit Plan.

Transferring Shares. For certain share classes, you can transfer ownership of your account to another person or organization that also qualifies to own the class of shares or change the name on your account by sending the Funds written instructions. Generally, each registered owner of the account must sign the request and provide Medallion Signature Guarantees. When you change the name on an account, shares in that account are transferred to a new account.

Limitations. Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require the Funds to block an account owner’s ability to make certain transactions and thereby refuse to accept a purchase order or any request for transfers or withdrawals, until instructions are received from the appropriate regulator. The Funds may also be required to provide additional information about you and your account to government regulators.

Customer Complaints. Customer complaints may be directed to TIAA-CREF Funds, 730 Third Avenue, New York, NY 10017-3206, Mail Stop 730/07/01, Attention: Director, Distribution Operation Services.

TIAA-CREF Web Center and Telephone Transactions. The Funds are not liable for losses from unauthorized TIAA-CREF Web Center and telephone transactions so long as reasonable procedures designed to verify the identity of the person effecting the transaction are followed. The Funds require the use of personal identification numbers, codes and other procedures designed to reasonably confirm that instructions given through TIAA-CREF’s Web Center or by telephone are genuine. The Funds also tape record telephone instructions and provide written confirmations of such instructions. The Funds accept all telephone instructions that are reasonably believed to be genuine and accurate. However, you should verify the accuracy of your confirmation statements immediately after you receive them. The Funds may suspend or terminate

152     Prospectus  ■  TIAA-CREF Lifecycle Funds

Internet or telephone transaction facilities at any time, for any reason. If you do not want to be able to effect transactions over the telephone, call the Funds for instructions.

Market timing/excessive trading policy—applicable to all investors

There are shareholders who may try to profit from making transactions back and forth among the Funds and other funds in an effort to “time” the market. As money is shifted in and out of a Fund, the Fund may incur transaction costs, including, among other things, expenses for buying and selling securities. These costs are borne by all Fund shareholders, including long-term investors who do not generate these costs. In addition, market timing can interfere with efficient portfolio management and cause dilution, if timers are able to take advantage of pricing inefficiencies. Consequently, the Funds are not appropriate for such market timing and you should not invest in the Funds if you want to engage in market timing activity.

The Board of Trustees has adopted policies and procedures to discourage this market timing activity. Under these policies and procedures, if, within a 60 calendar day period, a shareholder redeems or exchanges any monies out of a Fund, subsequently purchases or exchanges any monies back into the same Fund and then redeems or exchanges any monies out of that Fund, the shareholder will not be permitted to transfer back into the Fund through a purchase or exchange for 90 calendar days.

These market timing policies and procedures will not be applied to certain types of transactions like reinvestments of dividends and capital gains distributions, systematic withdrawals, systematic purchases, automatic rebalancings, death and hardship withdrawals, certain transactions made within a retirement or employee benefit plan, such as contributions, mandatory distributions, loans and plan sponsor-initiated transactions, and other types of transactions specified by the Funds. In addition, the market timing policies and procedures will not apply to certain tuition (529) programs, funds of funds, wrap programs, asset allocation programs and other similar programs that are approved by the Funds. A Fund may also waive the market timing policies and procedures when it is believed that such waiver is in a Fund’s best interests, including but not limited to when it is determined that enforcement of these policies and procedures is not necessary to protect the Fund from the effects of short-term trading.

The Funds also reserve the right to reject any purchase or exchange request, including when it is believed that a request would be disruptive to a Fund’s efficient portfolio management. The Funds also may suspend or terminate your ability to transact by telephone, fax or Internet for any reason, including the prevention of market timing. A purchase or exchange request could be rejected or electronic trading privileges could be suspended because of the timing or amount of the investment or because of a history of excessive trading by the investor.

TIAA-CREF Lifecycle Funds  ■  Prospectus     153

Because the Funds have discretion in applying this policy, it is possible that similar transaction activity could be handled differently because of the surrounding circumstances.

Each Fund’s portfolio securities are fair valued, as necessary (most frequently with respect to international holdings), to help ensure that a portfolio security’s true value is reflected in the Fund’s NAV, thereby minimizing any potential stale price arbitrage.

The Funds seek to apply their specifically defined market timing policies and procedures uniformly to all shareholders, and not to make exceptions with respect to these policies and procedures (beyond the exemptions noted above). The Funds make reasonable efforts to apply these policies and procedures to shareholders who own shares through omnibus accounts. However, an intermediary’s omnibus accounts, by their nature, do not initially identify their individual investors to the Funds, thereby making it more difficult for the Funds to identify market timing activity by such individual investors. At times, the Funds may agree to defer to an intermediary’s market timing policy if the Funds believe that the intermediary’s policy provides comparable protection of Fund shareholders’ interests. The Funds have the right to modify their market timing policies and procedures at any time without advance notice. These efforts may include requesting transaction data from intermediaries from time to time to verify whether a Fund’s policies are being followed and/or to instruct intermediaries to take action against shareholders who have violated a Fund’s market timing policies.

The Funds are not appropriate for market timing activity. You should not invest in the Funds if you want to engage in market timing activity.

Shareholders seeking to engage in market timing may deploy a variety of strategies to avoid detection, and, despite efforts to discourage market timing, there is no guarantee that the Funds or their agents will be able to identify such shareholders or curtail their trading practices.

If you invest in the Funds through an intermediary, including through a retirement or employee benefit plan, you may be subject to additional market timing or excessive trading policies implemented by the intermediary or plan. Please contact your intermediary or plan sponsor for more details.

Electronic prospectuses

If you received this Prospectus electronically and would like a paper copy, please contact the Funds and one will be sent to you.

Additional information about index providers

The Russell 3000® Indexes are a trademark/service mark of the Russell Investment Group. The Russell Investment Group is the owner of the copyrights relating to the Russell Indexes and is the source and owner of the data contained or reflected in the performance values relating to the Russell Indexes. The Funds

154     Prospectus  ■  TIAA-CREF Lifecycle Funds

are not promoted by, nor in any way affiliated with, the Russell Investment Group. The Russell Investment Group is not responsible for and has not reviewed the Funds nor any associated literature or publications and the Russell Investment Group makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

Russell’s publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based. russell makes no representation, warranty or guarantee as to the accuracy, completeness, reliability or otherwise of the russell indexes or any data included in the russell indexes. russell makes no representation, warranty or guarantee regarding the use or the results of use of the russell indexes or any data included therein, or any securities (or combination thereof) comprising the russell indexes. russell makes no other express or implied warranty, and expressly disclaims any warranty, of any kind, including without limitation, any warranty of merchantability or fitness for a particular purpose with respect to the russell index(es) or any data or any security (or combination thereof) included therein.

The Funds are not sponsored, endorsed, sold or promoted by MSCI Inc. (“MSCI”), any of its affiliates, any of its information providers or any other third party involved in, or related to, compiling, computing or creating any MSCI index (collectively, the “MSCI parties”). The MSCI indexes are the exclusive property of MSCI. MSCI and the MSCI index names are service mark(s) of MSCI or its affiliates and have been licensed for use for certain purposes by Advisors. None of the MSCI parties makes any representation or warranty, express or implied, to the issuer or owners of a fund or any other person or entity regarding the advisability of investing in funds generally or in these Funds particularly or the ability of any MSCI index to track corresponding stock market performance. MSCI or its affiliates are the licensors of certain trademarks, service marks and trade names and of the MSCI indexes which are determined, composed and calculated by MSCI without regard to the Funds or the issuer or owners of a Fund or any other person or entity. None of the MSCI parties has any obligation to take the needs of the issuer or owners of the Funds or any other person or entity into consideration in determining, composing or calculating the MSCI indexes. None of the MSCI parties is responsible for or has participated in the determination of the timing of, prices at, or quantities of the Funds to be issued or in the determination or calculation of the equation by or the consideration into which a fund is redeemable. Further, none of the MSCI parties has any obligation or liability to the issuer or owners of the Funds or any other person or entity in connection with the administration, marketing or offering of the Funds.

TIAA-CREF Lifecycle Funds  ■  Prospectus     155

although msci shall obtain information for inclusion in or for use in the calculation of the msci indexes from sources that msci considers reliable, none of the msci parties warrants or guarantees the originality, accuracy and/or the completeness of any msci index or any data included therein. none of the msci parties makes any warranty, express or implied, as to results to be obtained by the issuer of the funds, owners of the funds, or any other person or entity, from the use of any msci index or any data included therein. none of the msci parties shall have any liability for any errors, omissions or interruptions of or in connection with any msci index or any data included therein. further, none of the msci parties makes any express or implied warranties of any kind, and the msci parties hereby expressly disclaim all warranties of merchantability and fitness for a particular purpose, with respect to each msci index and any data included therein. without limiting any of the foregoing, in no event shall any of the msci parties have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

No purchaser, seller or holder of this security, product or Fund, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote this security without first contacting MSCI to determine whether MSCI’s permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.

Glossary

Code: The Internal Revenue Code of 1986, as amended, including any applicable regulations and Revenue Rulings.

Duration: Duration is a measure of volatility in the price of a bond in response to a change in prevailing interest rates, with a longer duration indicating more volatility. It can be understood as the weighted average of the time to each coupon and principal payment of such a security. For an investment portfolio of fixed-income securities, duration is the weighted average of each security’s duration. For example, the price of a bond with a duration of two years will rise (fall) two percent for every one percent decrease (increase) in its interest rate.

Equity Investments: Primarily, common stock, preferred stock and securities convertible or exchangeable into common stock, including convertible debt securities, convertible preferred stock and warrants or rights to acquire common stock.

Fixed-Income or Fixed-Income Investments: Primarily, bonds and notes (such as corporate and government debt obligations), mortgage-backed securities, asset-backed securities, and structured securities that generally pay fixed or variable rates of interest; debt obligations issued at a discount from face value (i.e., that have an imputed rate of interest); non-interest-bearing debt securities (i.e., zero coupon bonds); and other non-equity securities that pay dividends.

156     Prospectus  ■  TIAA-CREF Lifecycle Funds

Foreign Investments: Foreign investments may include securities of foreign issuers, securities or contracts traded or acquired in non-U.S. markets or on non-U.S. exchanges, or securities or contracts payable or denominated in non-U.S. currencies. Obligations issued by U.S. companies in non-U.S. currencies are not considered to be foreign investments.

Foreign Issuers: Foreign issuers generally include (1) companies whose securities are principally traded outside of the United States, (2) companies having their principal business operations outside of the United States,
(3) companies organized outside the United States, and (4) foreign governments and agencies or instrumentalities of foreign governments.

High-Yield Bond: A bond that has been rated lower than investment-grade by rating agencies or is deemed as such by Advisors and that generally pays a higher yield to compensate for its greater risk of default than an investment-grade bond.

Investment Glidepath: The general movement of the target allocations of the Funds (other than the Lifecycle Retirement Income Fund) from Underlying Funds that invest in equity securities to Underlying Funds that invest in fixed-income securities as a Fund’s target retirement year approaches, as well as after that target retirement year is reached.

Investment-Grade: A fixed-income security is investment-grade if it is rated in the four highest categories by a nationally recognized statistical rating organization (“NRSRO”) or an unrated security that Advisors determines is of comparable quality.

Short-Term Fixed-Income: Fixed-income securities with maturities from less than one year to five years.

U.S. Government Securities: Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

Financial highlights

The Financial highlights table is intended to help you understand the financial performance of each class of shares of the Funds for the past five years (or, if the class has not been in operation for five years, since commencement of operations of that class). Certain information reflects financial results for a single share of the Fund. The total returns in the table show the rates that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions).

Please note that since the [Investor] Class of the Funds is newly-operational, no financial highlights information is available for it at this time, but information for the existing classes is reflected in the tables.

PricewaterhouseCoopers LLP serves as the Funds’ independent registered public accounting firm and has audited the financial statements of each of the

TIAA-CREF Lifecycle Funds  ■  Prospectus     157

Funds for each of the periods presented. Its report appears in the Funds’ Annual Report, which is available without charge upon request.

158     Prospectus  ■  TIAA-CREF Lifecycle Funds

Financial highlights

Lifecycle Retirement Income Fund

			Selected per share data
				Gain (loss) from investment operations
								Less distributions from
	For the period or year ended		Net asset value, beginning of period	Net investment income (loss)	[a]	Net realized & unrealized gain (loss) on total investments [j]	Total gain (loss) from investment operations	Net investment income	Net realized gains
Institutional Class
	5/31/15		$ 11.28	$ 0.21		$ 0.32	$ 0.53	$ (0.30)	$ (0.13)
	5/31/14		10.76	0.21		0.72	0.93	(0.31)	(0.10)
	5/31/13		9.90	0.21		0.99	1.20	(0.28)	(0.06)
	5/31/12		10.08	0.21		(0.09)	0.12	(0.30)	—
	5/31/11	†	9.43	0.14		0.69	0.83	(0.18)	—
	9/30/10		8.85	0.21		0.58	0.79	(0.21)	—

Premier Class
	5/31/15		11.27	0.19		0.32	0.51	(0.28)	(0.13)
	5/31/14		10.75	0.19		0.72	0.91	(0.29)	(0.10)
	5/31/13		9.89	0.19		0.99	1.18	(0.26)	(0.06)
	5/31/12		10.08	0.20		(0.11)	0.09	(0.28)	—
	5/31/11	†	9.43	0.12		0.70	0.82	(0.17)	—
	9/30/10		8.85	0.17		0.61	0.78	(0.20)	—

Retirement Class
	5/31/15		11.25	0.18		0.32	0.50	(0.27)	(0.13)
	5/31/14		10.74	0.18		0.71	0.89	(0.28)	(0.10)
	5/31/13		9.88	0.18		0.99	1.17	(0.25)	(0.06)
	5/31/12		10.06	0.19		(0.10)	0.09	(0.27)	—
	5/31/11	†	9.41	0.13		0.69	0.82	(0.17)	—
	9/30/10		8.84	0.18		0.58	0.76	(0.19)	—

Retail Class
	5/31/15		11.26	0.18		0.32	0.50	(0.27)	(0.13)
	5/31/14		10.75	0.18		0.71	0.89	(0.28)	(0.10)
	5/31/13		9.89	0.18		0.99	1.17	(0.25)	(0.06)
	5/31/12		10.07	0.19		(0.10)	0.09	(0.27)	—
	5/31/11	†	9.42	0.13		0.69	0.82	(0.17)	—
	9/30/10		8.85	0.19		0.58	0.77	(0.20)	—

[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[e]	The Fund’s expenses do not include the expenses of the Underlying Funds.
[j]	Short-term capital gains distributions are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
†	Amounts shown are for the eight-month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.

TIAA-CREF Lifecycle Funds  ■  Prospectus     159

 (continued)

				Ratios and supplemental data

					Ratios to average net assets
Total dividends and distributions	Net asset value, end of period	Total return		Net assets at end of period (in thousands)	Gross expenses	[e]	Net expenses	[e]	Net investment income (loss)		Portfolio turnover rate

$ (0.43)	$11.38	4.83%		$132,539	0.15%		0.00%		1.84%		19%
(0.41)	11.28	8.84		97,792	0.17		0.00		1.88		31
(0.34)	10.76	12.24		65,475	0.18		0.00		2.01		19
(0.30)	9.90	1.27		32,323	0.22		0.00		2.18		13
(0.18)	10.08	8.89	[b]	20,560	0.23	[c]	0.00	[c]	2.15	[c]	7	[b]
(0.21)	9.43	9.01		11,111	0.41		0.00		2.27		33

(0.41)	11.37	4.68		27,088	0.30		0.15		1.72		19
(0.39)	11.27	8.69		24,433	0.32		0.15		1.77		31
(0.32)	10.75	12.08		13,648	0.33		0.15		1.80		19
(0.28)	9.89	1.03		9,322	0.37		0.15		2.00		13
(0.17)	10.08	8.82	[b]	4,387	0.39	[c]	0.15	[c]	1.91	[c]	7	[b]
(0.20)	9.43	8.86		1,453	0.58		0.15		1.91		33

(0.40)	11.35	4.59		130,926	0.45		0.25		1.59		19
(0.38)	11.25	8.49		113,987	0.47		0.25		1.62		31
(0.31)	10.74	12.00		99,400	0.48		0.25		1.77		19
(0.27)	9.88	1.01		72,109	0.52		0.25		1.89		13
(0.17)	10.06	8.78	[b]	57,288	0.53	[c]	0.25	[c]	1.93	[c]	7	[b]
(0.19)	9.41	8.65		39,682	0.70		0.25		2.04		33

(0.40)	11.36	4.59		81,140	0.43		0.25		1.61		19
(0.38)	11.26	8.49		66,340	0.46		0.25		1.63		31
(0.31)	10.75	11.99		50,147	0.47		0.25		1.75		19
(0.27)	9.89	1.03		31,296	0.47		0.25		1.90		13
(0.17)	10.07	8.82	[b]	26,758	0.39	[c]	0.16	[c]	2.01	[c]	7	[b]
(0.20)	9.42	8.76		16,652	0.55		0.15		2.14		33

160     Prospectus  ■  TIAA-CREF Lifecycle Funds

Financial highlights

Lifecycle 2010 Fund

			Selected per share data
				Gain (loss) from investment operations
								Less distributions from
	For the period or year ended		Net asset value, beginning of period	Net investment income (loss)	[a]	Net realized & unrealized gain (loss) on total investments [j]	Total gain (loss) from investment operations	Net investment income	Net realized gains
Institutional Class
	5/31/15		$ 11.60	$ 0.21		$ 0.38	$ 0.59	$ (0.34)	$ (0.27)
	5/31/14		11.02	0.21		0.87	1.08	(0.39)	(0.11)
	5/31/13		9.94	0.21		1.19	1.40	(0.30)	(0.02)
	5/31/12		10.30	0.20		(0.24)	(0.04)	(0.32)	—
	5/31/11	†	9.58	0.14		0.87	1.01	(0.29)	—
	9/30/10		8.97	0.20		0.63	0.83	(0.22)	—

Premier Class
	5/31/15		11.57	0.20		0.37	0.57	(0.32)	(0.27)
	5/31/14		11.00	0.20		0.85	1.05	(0.37)	(0.11)
	5/31/13		9.92	0.20		1.18	1.38	(0.28)	(0.02)
	5/31/12		10.28	0.19		(0.24)	(0.05)	(0.31)	—
	5/31/11	†	9.57	0.14		0.86	1.00	(0.29)	—
	9/30/10		8.97	0.14		0.68	0.82	(0.22)	—

Retirement Class
	5/31/15		13.25	0.21		0.45	0.66	(0.31)	(0.27)
	5/31/14		12.53	0.20		0.99	1.19	(0.36)	(0.11)
	5/31/13		11.26	0.22		1.34	1.56	(0.27)	(0.02)
	5/31/12		11.61	0.20		(0.26)	(0.06)	(0.29)	—
	5/31/11	†	10.76	0.15		0.96	1.11	(0.26)	—
	9/30/10		10.05	0.21		0.70	0.91	(0.20)	—

[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[e]	The Fund’s expenses do not include the expenses of the Underlying Funds.
[j]	Short-term capital gains distributions are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
†	Amounts shown are for the eight-month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.

TIAA-CREF Lifecycle Funds  ■  Prospectus     161

 (continued)

				Ratios and supplemental data

					Ratios to average net assets
Total dividends and distributions	Net asset value, end of period	Total return		Net assets at end of period (in thousands)	Gross expenses	[e]	Net expenses	[e]	Net investment income (loss)		Portfolio turnover rate

$ (0.61)	$11.58	5.25%		$527,313	0.12%		0.00%		1.85%		20%
(0.50)	11.60	10.03		482,193	0.13		0.00		1.83		28
(0.32)	11.02	14.21		352,956	0.13		0.00		1.99		18
(0.32)	9.94	(0.23)		226,848	0.14		0.00		2.07		13
(0.29)	10.30	10.76	[b]	102,505	0.15	[c]	0.00	[c]	2.17	[c]	8	[b]
(0.22)	9.58	9.48		38,539	0.16		0.00		2.20		24

(0.59)	11.55	5.10		123,047	0.27		0.15		1.69		20
(0.48)	11.57	9.78		137,806	0.28		0.15		1.77		28
(0.30)	11.00	14.08		126,525	0.28		0.15		1.85		18
(0.31)	9.92	(0.34)		98,192	0.29		0.15		1.92		13
(0.29)	10.28	10.61	[b]	50,526	0.30	[c]	0.15	[c]	2.10	[c]	8	[b]
(0.22)	9.57	9.32		27,054	0.31		0.15		1.50		24

(0.58)	13.33	5.09		463,646	0.42		0.25		1.60		20
(0.47)	13.25	9.66		462,794	0.43		0.25		1.59		28
(0.29)	12.53	13.94		448,911	0.43		0.25		1.79		18
(0.29)	11.26	(0.40)		432,315	0.44		0.25		1.82		13
(0.26)	11.61	10.51	[b]	498,029	0.45	[c]	0.25	[c]	1.97	[c]	8	[b]
(0.20)	10.76	9.23		469,156	0.46		0.25		2.07		24

162     Prospectus  ■  TIAA-CREF Lifecycle Funds

Financial highlights

Lifecycle 2015 Fund

			Selected per share data
				Gain (loss) from investment operations
								Less distributions from
	For the period or year ended		Net asset value, beginning of period	Net investment income (loss)	[a]	Net realized & unrealized gain (loss) on total investments [j]	Total gain (loss) from investment operations	Net investment income	Net realized gains
Institutional Class
	5/31/15		$ 10.80	$ 0.20		$ 0.39	$ 0.59	$ (0.32)	$ (0.51)
	5/31/14		10.46	0.19		0.93	1.12	(0.35)	(0.43)
	5/31/13		9.54	0.20		1.28	1.48	(0.30)	(0.26)
	5/31/12		10.21	0.19		(0.35)	(0.16)	(0.30)	(0.21)
	5/31/11	†	9.37	0.14		0.98	1.12	(0.28)	—
	9/30/10		8.75	0.18		0.65	0.83	(0.21)	—

Premier Class
	5/31/15		10.77	0.18		0.39	0.57	(0.31)	(0.51)
	5/31/14		10.42	0.18		0.93	1.11	(0.33)	(0.43)
	5/31/13		9.51	0.19		1.26	1.45	(0.28)	(0.26)
	5/31/12		10.19	0.18		(0.36)	(0.18)	(0.29)	(0.21)
	5/31/11	†	9.36	0.13		0.97	1.10	(0.27)	—
	9/30/10		8.75	0.12		0.69	0.81	(0.20)	—

Retirement Class
	5/31/15		12.66	0.20		0.47	0.67	(0.29)	(0.51)
	5/31/14		12.14	0.19		1.07	1.26	(0.31)	(0.43)
	5/31/13		10.98	0.21		1.48	1.69	(0.27)	(0.26)
	5/31/12		11.67	0.20		(0.41)	(0.21)	(0.27)	(0.21)
	5/31/11	†	10.67	0.14		1.11	1.25	(0.25)	—
	9/30/10		9.94	0.20		0.72	0.92	(0.19)	—

[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[e]	The Fund’s expenses do not include the expenses of the Underlying Funds.
[j]	Short-term capital gains distributions are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
†	Amounts shown are for the eight-month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.

TIAA-CREF Lifecycle Funds  ■  Prospectus     163

 (continued)

				Ratios and supplemental data

					Ratios to average net assets
Total dividends and distributions	Net asset value, end of period	Total return		Net assets at end of period (in thousands)	Gross expenses	[e]	Net expenses	[e]	Net investment income (loss)		Portfolio turnover rate

$ (0.83)	$10.56	5.78%		$861,906	0.12%		0.00%		1.85%		16%
(0.78)	10.80	10.93		750,459	0.13		0.00		1.81		20
(0.56)	10.46	15.85		537,761	0.13		0.00		1.99		13
(0.51)	9.54	(1.26)		331,069	0.13		0.00		2.02		11
(0.28)	10.21	12.11	[b]	150,938	0.15	[c]	0.00	[c]	2.13	[c]	5	[b]
(0.21)	9.37	9.62		50,118	0.16		0.00		2.03		19

(0.82)	10.52	5.53		215,362	0.27		0.15		1.69		16
(0.76)	10.77	10.90		228,069	0.28		0.15		1.72		20
(0.54)	10.42	15.64		197,915	0.28		0.15		1.85		13
(0.50)	9.51	(1.46)		152,161	0.28		0.15		1.84		11
(0.27)	10.19	11.96	[b]	63,101	0.30	[c]	0.15	[c]	2.07	[c]	5	[b]
(0.20)	9.36	9.47		31,743	0.31		0.15		1.36		19

(0.80)	12.53	5.52		727,918	0.42		0.25		1.60		16
(0.74)	12.66	10.62		710,134	0.43		0.25		1.55		20
(0.53)	12.14	15.67		656,220	0.43		0.25		1.78		13
(0.48)	10.98	(1.55)		575,517	0.43		0.25		1.77		11
(0.25)	11.67	11.87	[b]	661,257	0.45	[c]	0.25	[c]	1.92	[c]	5	[b]
(0.19)	10.67	9.36		580,270	0.46		0.25		1.96		19

164     Prospectus  ■  TIAA-CREF Lifecycle Funds

Financial highlights

Lifecycle 2020 Fund

			Selected per share data
				Gain (loss) from investment operations
								Less distributions from
	For the period or year ended		Net asset value, beginning of period	Net investment income (loss)	[a]	Net realized & unrealized gain (loss) on total investments [j]	Total gain (loss) from investment operations	Net investment income	Net realized gains
Institutional Class
	5/31/15		$ 10.86	$ 0.19		$ 0.47	$ 0.66	$ (0.33)	$ (0.47)
	5/31/14		10.36	0.19		1.05	1.24	(0.36)	(0.38)
	5/31/13		9.25	0.20		1.43	1.63	(0.28)	(0.24)
	5/31/12		9.99	0.18		(0.47)	(0.29)	(0.28)	(0.17)
	5/31/11	†	9.04	0.13		1.08	1.21	(0.26)	(0.00)[d]
	9/30/10		8.43	0.16		0.64	0.80	(0.19)	(0.00)[d]

Premier Class
	5/31/15		10.84	0.18		0.45	0.63	(0.31)	(0.47)
	5/31/14		10.34	0.18		1.04	1.22	(0.34)	(0.38)
	5/31/13		9.23	0.18		1.44	1.62	(0.27)	(0.24)
	5/31/12		9.98	0.17		(0.48)	(0.31)	(0.27)	(0.17)
	5/31/11	†	9.04	0.13		1.07	1.20	(0.26)	(0.00)[d]
	9/30/10		8.43	0.10		0.70	0.80	(0.19)	—

Retirement Class
	5/31/15		12.97	0.20		0.56	0.76	(0.30)	(0.47)
	5/31/14		12.24	0.19		1.25	1.44	(0.33)	(0.38)
	5/31/13		10.84	0.21		1.68	1.89	(0.25)	(0.24)
	5/31/12		11.62	0.19		(0.55)	(0.36)	(0.25)	(0.17)
	5/31/11	†	10.47	0.14		1.24	1.38	(0.23)	(0.00)[d]
	9/30/10		9.74	0.18		0.72	0.90	(0.17)	—

[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[d]	Amount represents less than $0.01 per share.
[e]	The Fund’s expenses do not include the expenses of the Underlying Funds.
[j]	Short-term capital gains distributions are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
†	Amounts shown are for the eight-month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.

TIAA-CREF Lifecycle Funds  ■  Prospectus     165

 (continued)

				Ratios and supplemental data

					Ratios to average net assets
Total dividends and distributions	Net asset value, end of period	Total return		Net assets at end of period (in thousands)	Gross expenses	[e]	Net expenses	[e]	Net investment income (loss)		Portfolio turnover rate

$ (0.80)	$10.72	6.34%		$1,403,172	0.12%		0.00%		1.80%		13%
(0.74)	10.86	12.28		1,103,076	0.13		0.00		1.76		15
(0.52)	10.36	18.04		726,575	0.13		0.00		2.00		12
(0.45)	9.25	(2.60)		419,753	0.13		0.00		1.98		8
(0.26)	9.99	13.64	[b]	175,206	0.15	[c]	0.00	[c]	2.06	[c]	4	[b]
(0.19)	9.04	9.63		51,076	0.16		0.00		1.86		16

(0.78)	10.69	6.10		377,734	0.27		0.15		1.67		13
(0.72)	10.84	12.15		367,841	0.28		0.15		1.70		15
(0.51)	10.34	17.92		265,878	0.28		0.15		1.86		12
(0.44)	9.23	(2.80)		190,954	0.28		0.15		1.85		8
(0.26)	9.98	13.47	[b]	84,846	0.30	[c]	0.15	[c]	2.00	[c]	4	[b]
(0.19)	9.04	9.59		38,234	0.31		0.15		1.16		16

(0.77)	12.96	6.04		1,054,395	0.42		0.25		1.56		13
(0.71)	12.97	12.00		964,674	0.43		0.25		1.50		15
(0.49)	12.24	17.78		832,093	0.43		0.25		1.79		12
(0.42)	10.84	(2.85)		711,358	0.43		0.25		1.71		8
(0.23)	11.62	13.43	[b]	795,642	0.45	[c]	0.25	[c]	1.85	[c]	4	[b]
(0.17)	10.47	9.36		672,342	0.46		0.25		1.80		16

166     Prospectus  ■  TIAA-CREF Lifecycle Funds

Financial highlights

Lifecycle 2025 Fund

			Selected per share data
				Gain (loss) from investment operations
								Less distributions from
	For the period or year ended		Net asset value, beginning of period	Net investment income (loss)	[a]	Net realized & unrealized gain (loss) on total investments [j]	Total gain (loss) from investment operations	Net investment income	Net realized gains
Institutional Class
	5/31/15		$ 10.90	$ 0.19		$ 0.53	$ 0.72	$ (0.34)	$ (0.47)
	5/31/14		10.29	0.18		1.19	1.37	(0.38)	(0.38)
	5/31/13		9.00	0.19		1.60	1.79	(0.27)	(0.23)
	5/31/12		9.83	0.18		(0.60)	(0.42)	(0.27)	(0.14)
	5/31/11	†	8.78	0.12		1.18	1.30	(0.25)	—
	9/30/10		8.17	0.14		0.65	0.79	(0.18)	—

Premier Class
	5/31/15		10.86	0.18		0.51	0.69	(0.32)	(0.47)
	5/31/14		10.26	0.18		1.16	1.34	(0.36)	(0.38)
	5/31/13		8.98	0.18		1.58	1.76	(0.25)	(0.23)
	5/31/12		9.80	0.16		(0.58)	(0.42)	(0.26)	(0.14)
	5/31/11	†	8.76	0.12		1.16	1.28	(0.24)	—
	9/30/10		8.17	0.08		0.68	0.76	(0.17)	—

Retirement Class
	5/31/15		13.13	0.20		0.63	0.83	(0.30)	(0.47)
	5/31/14		12.25	0.19		1.42	1.61	(0.35)	(0.38)
	5/31/13		10.64	0.21		1.87	2.08	(0.24)	(0.23)
	5/31/12		11.52	0.18		(0.68)	(0.50)	(0.24)	(0.14)
	5/31/11	†	10.25	0.13		1.36	1.49	(0.22)	—
	9/30/10		9.51	0.16		0.74	0.90	(0.16)	—

[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[e]	The Fund’s expenses do not include the expenses of the Underlying Funds.
[j]	Short-term capital gains distributions are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
†	Amounts shown are for the eight-month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.

TIAA-CREF Lifecycle Funds  ■  Prospectus     167

 (continued)

				Ratios and supplemental data

					Ratios to average net assets
Total dividends and distributions	Net asset value, end of period	Total return		Net assets at end of period (in thousands)	Gross expenses	[e]	Net expenses	[e]	Net investment income (loss)		Portfolio turnover rate

$ (0.81)	$10.81	6.93%		$1,468,702	0.12%		0.00%		1.79%		12%
(0.76)	10.90	13.64		1,140,353	0.13		0.00		1.73		12
(0.50)	10.29	20.37		749,263	0.13		0.00		1.99		11
(0.41)	9.00	(4.00)		403,396	0.13		0.00		1.94		7
(0.25)	9.83	15.01	[b]	166,006	0.15	[c]	0.00	[c]	2.01	[c]	4	[b]
(0.18)	8.78	9.76		50,809	0.16		0.00		1.72		15

(0.79)	10.76	6.69		382,956	0.27		0.15		1.63		12
(0.74)	10.86	13.42		358,098	0.28		0.15		1.67		12
(0.48)	10.26	20.14		264,821	0.28		0.15		1.86		11
(0.40)	8.98	(4.01)		181,859	0.28		0.15		1.81		7
(0.24)	9.80	14.88	[b]	84,577	0.30	[c]	0.15	[c]	1.99	[c]	4	[b]
(0.17)	8.76	9.47		36,184	0.31		0.15		0.97		15

(0.77)	13.19	6.62		1,029,164	0.42		0.25		1.54		12
(0.73)	13.13	13.39		928,337	0.43		0.25		1.47		12
(0.47)	12.25	19.94		776,980	0.43		0.25		1.81		11
(0.38)	10.64	(4.11)		665,020	0.43		0.25		1.65		7
(0.22)	11.52	14.74	[b]	750,162	0.45	[c]	0.25	[c]	1.80	[c]	4	[b]
(0.16)	10.25	9.55		630,705	0.46		0.25		1.67		15

168     Prospectus  ■  TIAA-CREF Lifecycle Funds

Financial highlights

Lifecycle 2030 Fund

			Selected per share data
				Gain (loss) from investment operations
								Less distributions from
	For the period or year ended		Net asset value, beginning of period	Net investment income (loss)	[a]	Net realized & unrealized gain (loss) on total investments [j]	Total gain (loss) from investment operations	Net investment income	Net realized gains
Institutional Class
	5/31/15		$ 10.86	$ 0.19		$ 0.58	$ 0.77	$ (0.34)	$ (0.48)
	5/31/14		10.16	0.18		1.29	1.47	(0.39)	(0.38)
	5/31/13		8.73	0.19		1.73	1.92	(0.24)	(0.25)
	5/31/12		9.61	0.16		(0.68)	(0.52)	(0.25)	(0.11)
	5/31/11	†	8.47	0.11		1.26	1.37	(0.23)	—
	9/30/10		7.87	0.12		0.64	0.76	(0.16)	—

Premier Class
	5/31/15		10.82	0.17		0.59	0.76	(0.33)	(0.48)
	5/31/14		10.12	0.17		1.29	1.46	(0.38)	(0.38)
	5/31/13		8.71	0.17		1.72	1.89	(0.23)	(0.25)
	5/31/12		9.58	0.15		(0.67)	(0.52)	(0.24)	(0.11)
	5/31/11	†	8.45	0.11		1.25	1.36	(0.23)	—
	9/30/10		7.87	0.06		0.68	0.74	(0.16)	—

Retirement Class
	5/31/15		13.26	0.20		0.72	0.92	(0.31)	(0.48)
	5/31/14		12.25	0.18		1.57	1.75	(0.36)	(0.38)
	5/31/13		10.44	0.20		2.07	2.27	(0.21)	(0.25)
	5/31/12		11.40	0.16		(0.79)	(0.63)	(0.22)	(0.11)
	5/31/11	†	10.01	0.12		1.48	1.60	(0.21)	—
	9/30/10		9.28	0.14		0.73	0.87	(0.14)	—

[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[e]	The Fund’s expenses do not include the expenses of the Underlying Funds.
[j]	Short-term capital gains distributions are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
†	Amounts shown are for the eight-month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.

TIAA-CREF Lifecycle Funds  ■  Prospectus     169

 (continued)

				Ratios and supplemental data

					Ratios to average net assets
Total dividends and distributions	Net asset value, end of period	Total return		Net assets at end of period (in thousands)	Gross expenses	[e]	Net expenses	[e]	Net investment income (loss)		Portfolio turnover rate

$ (0.82)	$10.81	7.48%		$1,495,152	0.12%		0.00%		1.77%		11%
(0.77)	10.86	14.82		1,139,305	0.13		0.00		1.69		11
(0.49)	10.16	22.50		736,779	0.13		0.00		1.97		12
(0.36)	8.73	(5.25)		407,473	0.13		0.00		1.86		5
(0.23)	9.61	16.41	[b]	166,564	0.15	[c]	0.00	[c]	1.89	[c]	4	[b]
(0.16)	8.47	9.80		45,757	0.16		0.00		1.52		14

(0.81)	10.77	7.35		384,809	0.27		0.15		1.62		11
(0.76)	10.82	14.72		358,491	0.28		0.15		1.65		11
(0.48)	10.12	22.16		267,879	0.28		0.15		1.83		12
(0.35)	8.71	(5.26)		180,029	0.28		0.15		1.74		5
(0.23)	9.58	16.28	[b]	84,355	0.30	[c]	0.15	[c]	1.88	[c]	4	[b]
(0.16)	8.45	9.50		32,600	0.31		0.15		0.75		14

(0.79)	13.39	7.22		920,141	0.42		0.25		1.52		11
(0.74)	13.26	14.54		825,381	0.43		0.25		1.41		11
(0.46)	12.25	22.15		708,355	0.43		0.25		1.78		12
(0.33)	10.44	(5.40)		599,240	0.43		0.25		1.55		5
(0.21)	11.40	16.12	[b]	717,292	0.45	[c]	0.25	[c]	1.68	[c]	4	[b]
(0.14)	10.01	9.51		607,051	0.46		0.25		1.50		14

170     Prospectus  ■  TIAA-CREF Lifecycle Funds

Financial highlights

Lifecycle 2035 Fund

			Selected per share data
				Gain (loss) from investment operations
								Less distributions from
	For the period or year ended		Net asset value, beginning of period	Net investment income (loss)	[a]	Net realized & unrealized gain (loss) on total investments [j]	Total gain (loss) from investment operations	Net investment income	Net realized gains
Institutional Class
	5/31/15		$ 10.97	$ 0.18		$ 0.63	$ 0.81	$ (0.34)	$ (0.52)
	5/31/14		10.18	0.17		1.44	1.61	(0.41)	(0.41)
	5/31/13		8.61	0.18		1.87	2.05	(0.22)	(0.26)
	5/31/12		9.59	0.15		(0.80)	(0.65)	(0.23)	(0.10)
	5/31/11	†	8.34	0.11		1.36	1.47	(0.22)	—
	9/30/10		7.75	0.11		0.63	0.74	(0.15)	—

Premier Class
	5/31/15		10.94	0.17		0.64	0.81	(0.33)	(0.52)
	5/31/14		10.16	0.17		1.41	1.58	(0.39)	(0.41)
	5/31/13		8.60	0.17		1.86	2.03	(0.21)	(0.26)
	5/31/12		9.57	0.14		(0.79)	(0.65)	(0.22)	(0.10)
	5/31/11	†	8.33	0.10		1.35	1.45	(0.21)	—
	9/30/10		7.75	0.04		0.69	0.73	(0.15)	—

Retirement Class
	5/31/15		13.57	0.19		0.80	0.99	(0.31)	(0.52)
	5/31/14		12.43	0.17		1.76	1.93	(0.38)	(0.41)
	5/31/13		10.42	0.20		2.26	2.46	(0.19)	(0.26)
	5/31/12		11.51	0.15		(0.94)	(0.79)	(0.20)	(0.10)
	5/31/11	†	9.96	0.11		1.63	1.74	(0.19)	—
	9/30/10		9.24	0.13		0.72	0.85	(0.13)	—

[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[e]	The Fund’s expenses do not include the expenses of the Underlying Funds.
[j]	Short-term capital gains distributions are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
†	Amounts shown are for the eight-month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.

TIAA-CREF Lifecycle Funds  ■  Prospectus     171

 (continued)

				Ratios and supplemental data

					Ratios to average net assets
Total dividends and distributions	Net asset value, end of period	Total return		Net assets at end of period (in thousands)	Gross expenses	[e]	Net expenses	[e]	Net investment income (loss)		Portfolio turnover rate

$ (0.86)	$10.92	7.83%		$1,562,158	0.12%		0.00%		1.67%		11%
(0.82)	10.97	16.10		1,209,710	0.13		0.00		1.58		10
(0.48)	10.18	24.45		775,166	0.13		0.00		1.90		12
(0.33)	8.61	(6.55)		406,001	0.13		0.00		1.75		4
(0.22)	9.59	17.84	[b]	170,381	0.15	[c]	0.00	[c]	1.76	[c]	7	[b]
(0.15)	8.34	9.67		42,535	0.16		0.00		1.33		11

(0.85)	10.90	7.78		384,423	0.27		0.15		1.52		11
(0.80)	10.94	15.87		357,264	0.28		0.15		1.56		10
(0.47)	10.16	24.20		265,404	0.28		0.15		1.76		12
(0.32)	8.60	(6.55)		180,502	0.28		0.15		1.63		4
(0.21)	9.57	17.68	[b]	85,514	0.30	[c]	0.15	[c]	1.74	[c]	7	[b]
(0.15)	8.33	9.50		37,314	0.31		0.15		0.51		11

(0.83)	13.73	7.60		871,827	0.42		0.25		1.43		11
(0.79)	13.57	15.72		800,282	0.43		0.25		1.31		10
(0.45)	12.43	24.12		693,253	0.43		0.25		1.74		12
(0.30)	10.42	(6.68)		594,181	0.43		0.25		1.43		4
(0.19)	11.51	17.68	[b]	716,085	0.45	[c]	0.25	[c]	1.56	[c]	7	[b]
(0.13)	9.96	9.33		598,803	0.46		0.25		1.33		11

172     Prospectus  ■  TIAA-CREF Lifecycle Funds

Financial highlights

Lifecycle 2040 Fund

			Selected per share data
				Gain (loss) from investment operations
								Less distributions from
	For the period or year ended		Net asset value, beginning of period	Net investment income (loss)	[a]	Net realized & unrealized gain (loss) on total investments [j]	Total gain (loss) from investment operations	Net investment income	Net realized gains
Institutional Class
	5/31/15		$ 11.07	$ 0.17		$ 0.70	$ 0.87	$ (0.35)	$ (0.54)
	5/31/14		10.25	0.16		1.52	1.68	(0.43)	(0.43)
	5/31/13		8.65	0.18		1.96	2.14	(0.22)	(0.32)
	5/31/12		9.67	0.15		(0.82)	(0.67)	(0.23)	(0.12)
	5/31/11	†	8.40	0.11		1.38	1.49	(0.22)	—
	9/30/10		7.81	0.11		0.63	0.74	(0.15)	—

Premier Class
	5/31/15		11.04	0.16		0.69	0.85	(0.33)	(0.54)
	5/31/14		10.22	0.16		1.50	1.66	(0.41)	(0.43)
	5/31/13		8.63	0.16		1.96	2.12	(0.21)	(0.32)
	5/31/12		9.66	0.14		(0.83)	(0.69)	(0.22)	(0.12)
	5/31/11	†	8.40	0.10		1.38	1.48	(0.22)	—
	9/30/10		7.81	0.04		0.70	0.74	(0.15)	—

Retirement Class
	5/31/15		13.89	0.19		0.87	1.06	(0.31)	(0.54)
	5/31/14		12.66	0.16		1.89	2.05	(0.39)	(0.43)
	5/31/13		10.57	0.20		2.40	2.60	(0.19)	(0.32)
	5/31/12		11.73	0.15		(0.99)	(0.84)	(0.20)	(0.12)
	5/31/11	†	10.14	0.11		1.68	1.79	(0.20)	—
	9/30/10		9.40	0.13		0.75	0.88	(0.14)	—

[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[e]	The Fund’s expenses do not include the expenses of the Underlying Funds.
[j]	Short-term capital gains distributions are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
†	Amounts shown are for the eight-month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.

TIAA-CREF Lifecycle Funds  ■  Prospectus     173

 (continued)

				Ratios and supplemental data

					Ratios to average net assets
Total dividends and distributions	Net asset value, end of period	Total return		Net assets at end of period (in thousands)	Gross expenses	[e]	Net expenses	[e]	Net investment income (loss)		Portfolio turnover rate

$ (0.89)	$11.05	8.35%		$2,002,921	0.12%		0.00%		1.60%		11%
(0.86)	11.07	16.75		1,524,091	0.12		0.00		1.51		9
(0.54)	10.25	25.40		978,672	0.13		0.00		1.88		13
(0.35)	8.65	(6.71)		526,001	0.13		0.00		1.72		5
(0.22)	9.67	18.01	[b]	221,307	0.15	[c]	0.00	[c]	1.76	[c]	8	[b]
(0.15)	8.40	9.65		60,554	0.15		0.00		1.32		10

(0.87)	11.02	8.21		514,930	0.27		0.15		1.47		11
(0.84)	11.04	16.64		497,618	0.27		0.15		1.50		9
(0.53)	10.22	25.17		377,355	0.28		0.15		1.72		13
(0.34)	8.63	(6.92)		261,785	0.28		0.15		1.61		5
(0.22)	9.66	17.83	[b]	125,013	0.30	[c]	0.15	[c]	1.71	[c]	8	[b]
(0.15)	8.40	9.61		49,852	0.31		0.15		0.50		10

(0.85)	14.10	8.03		1,116,406	0.42		0.25		1.36		11
(0.82)	13.89	16.51		1,072,547	0.42		0.25		1.23		9
(0.51)	12.66	25.10		977,063	0.43		0.25		1.69		13
(0.32)	10.57	(7.00)		857,435	0.43		0.25		1.39		5
(0.20)	11.73	17.81	[b]	1,070,202	0.45	[c]	0.25	[c]	1.54	[c]	8	[b]
(0.14)	10.14	9.42		893,915	0.45		0.25		1.35		10

174     Prospectus  ■  TIAA-CREF Lifecycle Funds

Financial highlights

Lifecycle 2045 Fund

			Selected per share data
				Gain (loss) from investment operations
								Less distributions from
	For the period or year ended		Net asset value, beginning of period	Net investment income (loss)	[a]	Net realized & unrealized gain (loss) on total investments [j]	Total gain (loss) from investment operations	Net investment income	Net realized gains
Institutional Class
	5/31/15		$ 11.11	$ 0.18		$ 0.71	$ 0.89	$ (0.32)	$ (0.24)
	5/31/14		9.94	0.16		1.49	1.65	(0.38)	(0.10)
	5/31/13		8.14	0.17		1.87	2.04	(0.18)	(0.06)
	5/31/12		8.94	0.14		(0.76)	(0.62)	(0.18)	—
	5/31/11	†	7.73	0.09		1.28	1.37	(0.16)	—
	9/30/10		7.16	0.09		0.59	0.68	(0.11)	—

Premier Class
	5/31/15		11.08	0.16		0.71	0.87	(0.31)	(0.24)
	5/31/14		9.92	0.16		1.47	1.63	(0.37)	(0.10)
	5/31/13		8.12	0.16		1.87	2.03	(0.17)	(0.06)
	5/31/12		8.92	0.13		(0.75)	(0.62)	(0.18)	—
	5/31/11	†	7.72	0.08		1.28	1.36	(0.16)	—
	9/30/10		7.16	0.06		0.61	0.67	(0.11)	—

Retirement Class
	5/31/15		11.05	0.15		0.71	0.86	(0.30)	(0.24)
	5/31/14		9.89	0.13		1.48	1.61	(0.35)	(0.10)
	5/31/13		8.10	0.15		1.86	2.01	(0.16)	(0.06)
	5/31/12		8.90	0.12		(0.76)	(0.64)	(0.16)	—
	5/31/11	†	7.70	0.08		1.27	1.35	(0.15)	—
	9/30/10		7.14	0.09		0.57	0.66	(0.10)	—

[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[e]	The Fund’s expenses do not include the expenses of the Underlying Funds.
[j]	Short-term capital gains distributions are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
†	Amounts shown are for the eight-month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.

TIAA-CREF Lifecycle Funds  ■  Prospectus     175

 (continued)

				Ratios and supplemental data

					Ratios to average net assets
Total dividends and distributions	Net asset value, end of period	Total return		Net assets at end of period (in thousands)	Gross expenses	[e]	Net expenses	[e]	Net investment income (loss)		Portfolio turnover rate

$ (0.56)	$11.44	8.31%		$749,747	0.13%		0.00%		1.59%		8%
(0.48)	11.11	16.79		489,349	0.14		0.00		1.51		6
(0.24)	9.94	25.33		267,192	0.15		0.00		1.89		9
(0.18)	8.14	(6.77)		115,021	0.17		0.00		1.68		9
(0.16)	8.94	17.92	[b]	39,323	0.19	[c]	0.00	[c]	1.55	[c]	8	[b]
(0.11)	7.73	9.58		7,970	0.35		0.00		1.29		18

(0.55)	11.40	8.10		207,328	0.28		0.15		1.47		8
(0.47)	11.08	16.60		158,576	0.29		0.15		1.48		6
(0.23)	9.92	25.25		84,430	0.30		0.15		1.72		9
(0.18)	8.12	(6.87)		38,862	0.32		0.15		1.53		9
(0.16)	8.92	17.76	[b]	14,136	0.34	[c]	0.15	[c]	1.51	[c]	8	[b]
(0.11)	7.72	9.39		2,975	0.50		0.15		0.79		18

(0.54)	11.37	8.00		395,217	0.43		0.25		1.37		8
(0.45)	11.05	16.52		326,030	0.44		0.25		1.23		6
(0.22)	9.89	25.07		248,237	0.45		0.25		1.68		9
(0.16)	8.10	(7.03)		155,417	0.48		0.25		1.41		9
(0.15)	8.90	17.65	[b]	130,113	0.49	[c]	0.25	[c]	1.45	[c]	8	[b]
(0.10)	7.70	9.32		84,309	0.64		0.25		1.17		18

176     Prospectus  ■  TIAA-CREF Lifecycle Funds

Financial highlights

Lifecycle 2050 Fund

			Selected per share data
				Gain (loss) from investment operations
								Less distributions from
	For the period or year ended		Net asset value, beginning of period	Net investment income (loss)	[a]	Net realized & unrealized gain (loss) on total investments [j]	Total gain (loss) from investment operations	Net investment income	Net realized gains
Institutional Class
	5/31/15		$ 11.08	$ 0.18		$ 0.71	$ 0.89	$ (0.32)	$ (0.23)
	5/31/14		9.91	0.16		1.49	1.65	(0.38)	(0.10)
	5/31/13		8.11	0.17		1.86	2.03	(0.18)	(0.05)
	5/31/12		8.90	0.14		(0.75)	(0.61)	(0.18)	—
	5/31/11	†	7.75	0.09		1.28	1.37	(0.16)	(0.06)
	9/30/10		7.18	0.10		0.58	0.68	(0.11)	—

Premier Class
	5/31/15		11.05	0.17		0.70	0.87	(0.31)	(0.23)
	5/31/14		9.89	0.16		1.46	1.62	(0.36)	(0.10)
	5/31/13		8.09	0.16		1.86	2.02	(0.17)	(0.05)
	5/31/12		8.89	0.12		(0.75)	(0.63)	(0.17)	—
	5/31/11	†	7.74	0.08		1.29	1.37	(0.16)	(0.06)
	9/30/10		7.18	0.08		0.59	0.67	(0.11)	—

Retirement Class
	5/31/15		11.02	0.15		0.70	0.85	(0.29)	(0.23)
	5/31/14		9.86	0.13		1.48	1.61	(0.35)	(0.10)
	5/31/13		8.07	0.15		1.85	2.00	(0.16)	(0.05)
	5/31/12		8.86	0.11		(0.74)	(0.63)	(0.16)	—
	5/31/11	†	7.71	0.08		1.28	1.36	(0.15)	(0.06)
	9/30/10		7.15	0.09		0.57	0.66	(0.10)	—

[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[e]	The Fund’s expenses do not include the expenses of the Underlying Funds.
[j]	Short-term capital gains distributions are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
†	Amounts shown are for the eight-month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.

TIAA-CREF Lifecycle Funds  ■  Prospectus     177

 (continued)

				Ratios and supplemental data

					Ratios to average net assets
Total dividends and distributions	Net asset value, end of period	Total return		Net assets at end of period (in thousands)	Gross expenses	[e]	Net expenses	[e]	Net investment income (loss)		Portfolio turnover rate

$ (0.55)	$11.42	8.30%		$423,230	0.13%		0.00%		1.59%		7%
(0.48)	11.08	16.76		266,715	0.15		0.00		1.51		6
(0.23)	9.91	25.33		141,731	0.17		0.00		1.89		8
(0.18)	8.11	(6.72)		59,624	0.21		0.00		1.68		6
(0.22)	8.90	17.89	[b]	19,661	0.24	[c]	0.00	[c]	1.56	[c]	8	[b]
(0.11)	7.75	9.63		5,599	0.54		0.00		1.35		24

(0.54)	11.38	8.09		130,718	0.28		0.15		1.51		7
(0.46)	11.05	16.57		92,974	0.30		0.15		1.47		6
(0.22)	9.89	25.25		43,678	0.32		0.15		1.74		8
(0.17)	8.09	(6.93)		21,343	0.36		0.15		1.53		6
(0.22)	8.89	17.86	[b]	6,904	0.39	[c]	0.15	[c]	1.49	[c]	8	[b]
(0.11)	7.74	9.45		1,100	0.70		0.15		1.09		24

(0.52)	11.35	7.98		235,899	0.43		0.25		1.35		7
(0.45)	11.02	16.48		189,266	0.45		0.25		1.23		6
(0.21)	9.86	25.07		142,830	0.47		0.25		1.66		8
(0.16)	8.07	(6.97)		85,178	0.52		0.25		1.40		6
(0.21)	8.86	17.79	[b]	69,466	0.53	[c]	0.25	[c]	1.44	[c]	8	[b]
(0.10)	7.71	9.38		40,745	0.83		0.25		1.16		24

178     Prospectus  ■  TIAA-CREF Lifecycle Funds

Financial highlights

Lifecycle 2055 Fund

			Selected per share data
				Gain (loss) from investment operations
							Less distributions from
	For the period or year ended		Net asset value, beginning of period	Net investment income (loss) [a]	Net realized & unrealized gain (loss) on total investments [j]	Total gain (loss) from investment operations	Net investment income	Net realized gains
Institutional Class
	5/31/15		$ 12.33	$ 0.20	$ 0.79	$ 0.99	$ (0.35)	$ (0.20)
	5/31/14		11.00	0.17	1.65	1.82	(0.41)	(0.08)
	5/31/13		9.00	0.18	2.07	2.25	(0.19)	(0.06)
	5/31/12		9.85	0.15	(0.81)	(0.66)	(0.19)	(0.00)[d]
	5/31/11	‡	10.00	(0.00)[d]	(0.15)	(0.15)	—	—

Premier Class
	5/31/15		12.30	0.18	0.79	0.97	(0.34)	(0.20)
	5/31/14		10.98	0.19	1.61	1.80	(0.40)	(0.08)
	5/31/13		8.99	0.17	2.06	2.23	(0.18)	(0.06)
	5/31/12		9.85	0.14	(0.82)	(0.68)	(0.18)	(0.00)[d]
	5/31/11	‡	10.00	(0.00)[d]	(0.15)	(0.15)	—	—

Retirement Class
	5/31/15		12.30	0.17	0.79	0.96	(0.33)	(0.20)
	5/31/14		10.98	0.15	1.64	1.79	(0.39)	(0.08)
	5/31/13		8.99	0.16	2.06	2.22	(0.17)	(0.06)
	5/31/12		9.85	0.13	(0.81)	(0.68)	(0.18)	(0.00)[d]
	5/31/11	‡	10.00	(0.00)[d]	(0.15)	(0.15)	—	—

[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[d]	Amount represents less than $0.01 per share.
[e]	The Fund’s expenses do not include the expenses of the Underlying Funds.
[j]	Short-term capital gains distributions are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
‡	The Fund commenced operations on April 29, 2011.

TIAA-CREF Lifecycle Funds  ■  Prospectus     179

 (continued)

			Ratios and supplemental data

				Ratios to average net assets
Total dividends and distributions	Net asset value, end of period	Total return	Net assets at end of period (in thousands)	Gross expenses	[e]	Net expenses	[e]	Net investment income (loss)		Portfolio turnover rate

$ (0.55)	$12.77	8.31%	$59,787	0.21%		0.00%		1.58%		9%
(0.49)	12.33	16.70	29,574	0.32		0.00		1.49		10
(0.25)	11.00	25.40	9,903	0.51		0.00		1.79		26
(0.19)	9.00	(6.55)	2,072	1.12		0.00		1.61		44
—	9.85	(1.50)[b]	985	8.94	[c]	0.00	[c]	0.47	[c]	1	[b]

(0.54)	12.73	8.13	26,407	0.36		0.15		1.47		9
(0.48)	12.30	16.55	14,041	0.47		0.15		1.65		10
(0.24)	10.98	25.19	4,531	0.66		0.15		1.72		26
(0.18)	8.99	(6.73)	1,335	1.28		0.15		1.50		44
—	9.85	(1.50)[b]	985	9.09	[c]	0.15	[c]	0.32	[c]	1	[b]

(0.53)	12.73	8.02	55,577	0.51		0.25		1.35		9
(0.47)	12.30	16.41	35,171	0.62		0.25		1.26		10
(0.23)	10.98	25.06	18,835	0.81		0.25		1.64		26
(0.18)	8.99	(6.79)	10,725	1.41		0.25		1.38		44
—	9.85	(1.50)[b]	7,877	8.55	[c]	0.25	[c]	0.23	[c]	1	[b]

180     Prospectus  ■  TIAA-CREF Lifecycle Funds

Financial highlights

Lifecycle 2060 Fund

Selected per share data
Gain (loss) from investment operations
Less distributions from
	For the period or year ended		Net asset value, beginning of period	Net investment income (loss)	[a]	Net realized & unrealized gain (loss) on total investments	Total gain (loss) from investment operations	Net investment income	Net realized gains
Institutional Class
	5/31/15	‡	$ 10.00	$ 0.14		$ 0.60	$ 0.74	$ (0.26)		$—

Premier Class
	5/31/15	‡	10.00	0.13		0.60	0.73	(0.26)	—

Retirement Class
	5/31/15	‡	10.00	0.12		0.60	0.72	(0.25)	—

[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[e]	The Fund’s expenses do not include the expenses of the Underlying Funds.
‡	The Fund commenced operations on September 26, 2014.

TIAA-CREF Lifecycle Funds  ■  Prospectus     181

 (concluded)

				Ratios and supplemental data

					Ratios to average net assets
Total dividends and distributions	Net asset value, end of period	Total return	Net assets at end of period (in thousands)		Gross expenses	[e]	Net expenses	[e]	Net investment income (loss)	Portfolio turnover rate

$ (0.26)	$10.48	7.55	% [b]	$5,622	1.64	% [c]	0.00	% [c]	2.06	% [c]	12	% [b]

(0.26)	10.47	7.40	[b]	2,686	1.82	[c]	0.15	[c]	1.92	[c]	12	[b]

(0.25)	10.47	7.38	[b]	3,165	1.99	[c]	0.25	[c]	1.77	[c]	12	[b]

182     Prospectus  ■  TIAA-CREF Lifecycle Funds

For more information about TIAA-CREF Funds

Statement of Additional Information (“SAI”). The Funds’ SAI contains more information about certain aspects of the Funds. A current SAI has been filed with the SEC and is incorporated into this Prospectus by reference. This means that the Funds’ SAI is legally a part of the Prospectus.

Annual and Semiannual Reports. The Funds’ annual and semiannual reports provide additional information about the Funds’ investments. In the Funds’ annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the preceding fiscal year. The audited financial statements in the Funds’ annual shareholder report dated May 31, 2015 are also incorporated into this Prospectus by reference.

Requesting documents. You can request a copy of the Funds’ SAI or these reports without charge, or contact the Funds for any other purpose, in any of the following ways:

By telephone:

Call 877 518-9161

In writing:

TIAA-CREF Funds
P.O. Box 1259
Charlotte, NC 28201

Over the Internet:

www.tiaa-cref.org

Information about the Trust (including the Funds’ SAI) can be reviewed and copied at the SEC’s public reference room (202 551-8090) in Washington, DC. The reports and other information are also available through the EDGAR Database on the SEC’s Internet website at www.sec.gov. Copies of the information can also be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, DC 20549.

To lower costs and eliminate duplicate documents sent to your home, the Funds may mail only one copy of the Funds’ Prospectus, prospectus supplements, annual and semiannual reports, or any other required documents, to your household, even if more than one shareholder lives there. If you would prefer to continue receiving your own copy of any of these documents, you may call the Funds toll-free or write to the Funds as follows:

By telephone:

Call 877 518-9161

In writing:

TIAA-CREF Funds
P.O. Box 1259
Charlotte, NC 28201

Important information about procedures for opening a new account

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions, including the Funds, to obtain, verify and record information that identifies each person who opens an account.

What this means for you: When you open an account, the Funds will ask for your name, address, date of birth, Social Security number and other information that will allow the Funds to identify you, such as your home telephone number. Until you provide the Funds with the information they need, the Funds may not be able to open an account or effect any transactions for you.

1940 Act File No. 811-9301	A# tk (tk/15)

PROSPECTUS

[DECEMBER __, 2015]

TIAA-CREF Lifecycle Index Funds

of the TIAA-CREF Funds

Fund Class Ticker:	[Investor] Class
Lifecycle Index Retirement Income Fund	—
Lifecycle Index 2010 Fund	—
Lifecycle Index 2015 Fund	—
Lifecycle Index 2020 Fund	—
Lifecycle Index 2025 Fund	—
Lifecycle Index 2030 Fund	—
Lifecycle Index 2035 Fund	—
Lifecycle Index 2040 Fund	—
Lifecycle Index 2045 Fund	—
Lifecycle Index 2050 Fund	—
Lifecycle Index 2055 Fund	—
Lifecycle Index 2060 Fund	—

This Prospectus describes the [Investor] Class shares offered by the investment portfolios listed above (each, a “Fund” and, collectively, the “Funds”) of the TIAA-CREF Funds (the “Trust”). These Funds comprise the TIAA-CREF Lifecycle Index Funds (the “Lifecycle Index Funds”), a sub-family of funds offered by the Trust.

An investment in a Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investor can lose money in any of the Funds and the Funds could perform more poorly than other investments.

The Securities and Exchange Commission (the “SEC”) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Summary information

Lifecycle Index Retirement Income Fund

Investment objective 6

Fees and expenses 6

Shareholder fees 6

Annual Fund operating expenses 6

Example 7

Portfolio turnover 7

Principal investment strategies 7

Principal investment risks 8

Past performance 10

Portfolio management 12

Purchase and sale of [Investor] Class shares 13

Tax information 13

Payments to broker-dealers and other financial intermediary compensation 13

Summary information

Lifecycle Index 2010 Fund

Investment objective 14

Fees and expenses 14

Shareholder fees 14

Annual Fund operating expenses 14

Example 15

Portfolio turnover 15

Principal investment strategies 15

Principal investment risks 17

Past performance 19

Portfolio management 21

Purchase and sale of [Investor] Class shares 21

Tax information 22

Payments to broker-dealers and other financial intermediary compensation 22

Summary information

Lifecycle Index 2015 Fund

Investment objective 23

Fees and expenses 23

Shareholder fees 23

Annual Fund operating expenses 23

Example 24

Portfolio turnover 24

Principal investment strategies 24

Principal investment risks 26

Past performance 28

Portfolio management 30

Purchase and sale of [Investor] Class shares 30

Tax information 31

Payments to broker-dealers and other financial intermediary compensation 31

Summary information

Lifecycle Index 2020 Fund

Investment objective 32

Fees and expenses 32

Shareholder fees 32

Annual Fund operating expenses 32

Example 33

Portfolio turnover 33

Principal investment strategies 33

Principal investment risks 35

Past performance 37

Portfolio management 39

Purchase and sale of [Investor] Class shares 39

Tax information 40

Payments to broker-dealers and other financial intermediary compensation 40

Summary information

Lifecycle Index 2025 Fund

Investment objective 41

Fees and expenses 41

Shareholder fees 41

Annual Fund operating expenses 41

Example 42

Portfolio turnover 42

Principal investment strategies 42

Principal investment risks 44

Past performance 46

Portfolio management 48

Purchase and sale of [Investor] Class shares 48

Tax information 49

Payments to broker-dealers and other financial intermediary compensation 49

Summary information

Lifecycle Index 2030 Fund

Investment objective 50

Fees and expenses 50

Shareholder fees 50

Annual Fund operating expenses 50

Example 51

Portfolio turnover 51

Principal investment strategies 51

Principal investment risks 53

Past performance 55

Portfolio management 57

Purchase and sale of [Investor] Class shares 57

Tax information 58

Payments to broker-dealers and other financial intermediary compensation 58

Summary information

Lifecycle Index 2035 Fund

Investment objective 59

Fees and expenses 59

Shareholder fees 59

Annual Fund operating expenses 59

Example 60

Portfolio turnover 60

Principal investment strategies 60

Principal investment risks 62

Past performance 64

Portfolio management 66

Purchase and sale of [Investor] Class shares 66

Tax information 67

Payments to broker-dealers and other financial intermediary compensation 67

Summary information

Lifecycle Index 2040 Fund

Investment objective 68

Fees and expenses 68

Shareholder fees 68

Annual Fund operating expenses 68

Example 69

Portfolio turnover 69

Principal investment strategies 69

Principal investment risks 71

Past performance 73

Portfolio management 75

Purchase and sale of [Investor] Class shares 75

Tax information 76

Payments to broker-dealers and other financial intermediary compensation 76

Summary information

Lifecycle Index 2045 Fund

Investment objective 77

Fees and expenses 77

Shareholder fees 77

Annual Fund operating expenses 77

Example 78

Portfolio turnover 78

Principal investment strategies 78

Principal investment risks 80

Past performance 82

Portfolio management 84

Purchase and sale of [Investor] Class shares 84

Tax information 85

Payments to broker-dealers and other financial intermediary compensation 85

Summary information

Lifecycle Index 2050 Fund

Investment objective 86

Fees and expenses 86

Shareholder fees 86

Annual Fund operating expenses 86

Example 87

Portfolio turnover 87

Principal investment strategies 87

Principal investment risks 89

Past performance 91

Portfolio management 93

Purchase and sale of [Investor] Class shares 93

Tax information 94

Payments to broker-dealers and other financial intermediary compensation 94

Summary information

Lifecycle Index 2055 Fund

Investment objective 95

Fees and expenses 95

Shareholder fees 95

Annual Fund operating expenses 95

Example 96

Portfolio Turnover 96

Principal investment strategies 96

Principal investment risks 98

Past performance 100

Portfolio management 102

Purchase and sale of [Investor] Class shares 103

Tax information 103

Payments to broker-dealers and other financial intermediary compensation 103

Summary information

Lifecycle Index 2060 Fund

Investment objective 104

Fees and expenses 104

Shareholder fees 104

Annual Fund operating expenses 104

Example 105

Portfolio turnover 105

Principal investment strategies 105

Principal investment risks 107

Past performance 109

Portfolio management 109

Purchase and sale of [Investor] Class shares 109

Tax information 110

Payments to broker-dealers and other financial intermediary compensation 110

Additional information about investment strategies and risks 110

Additional information about the Funds 110

More about the Funds’ strategy 111

Additional information about the Funds’ composite benchmark indices 113

Additional information about the Underlying Funds 115

Additional information on principal investment risks of the Funds and Underlying Funds 117

Additional information on principal and non-principal investment strategies and risks of the Funds and Underlying Funds 125

Portfolio holdings 127

Portfolio turnover 127

Share classes 127

Management of the Funds 128

The Funds’ investment adviser 128

Investment management fees 129

Portfolio management team 130

Other services 131

Distribution and service arrangements 131

Calculating share price 132

Dividends and distributions 134

Taxes 135

Your account: purchasing, redeeming or exchanging shares 138

Share class eligibility 138

Purchasing shares 139

Redeeming shares 142

Exchanging shares 144

Conversion of shares–applicable to all investors 145

Important transaction information 146

Market timing/excessive trading policy–applicable to all investors 148

Electronic prospectuses 150

Additional information about index providers 150

Glossary 152

Financial highlights 153

Summary information

TIAA-CREF Lifecycle Index Retirement Income Fund

of the TIAA-CREF Funds

Investment objective

The Lifecycle Index Retirement Income Fund seeks high total return over time primarily through income, with a secondary emphasis on capital appreciation.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

[Investor] Class
Maximum sales charge imposed on purchases (percentage of offering price)	X%
Maximum deferred sales charge	X%
Maximum sales charge imposed on reinvested dividends and other distributions	X%
Redemption or exchange fee	X%
Maximum account fee	X%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

[Investor] Class
Management fees	X.XX%
Distribution (Rule 12b-1) fees	X.XX%
Other expenses	X.XX%
Acquired Fund fees and expenses	X.XX%
Total annual Fund operating expenses	X.XX%
Waivers and expense reimbursements	X.XX%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	X.XX%

6     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement agreement will remain in place through [December __, 2016] but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

[Investor] Class
1 year	$	X
3 years	$	XX
5 years	$	XXX
10 years	$	XXX

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2015, the Fund’s portfolio turnover rate was 35% of the average value of its portfolio.

Principal investment strategies

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the Trust and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). The Fund invests in Underlying Funds according to a relatively stable asset allocation strategy that will not gradually adjust over time and is designed for investors who are already in or entering retirement (i.e., have already passed their retirement year). The Fund has a policy of investing at least 80% of its assets in Underlying Funds that are managed to seek investment returns that track particular market indices. For purposes of the 80% investment policy, the term “assets” means net assets, plus the amount of any borrowings for investment purposes.

The Fund’s investment adviser, Teachers Advisors, Inc. (“Advisors”), expects to allocate approximately 40.00% of the Fund’s assets to equity Underlying Funds and 60.00% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations may be changed and actual allocations may vary up to ten percentage

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     7

points from the targets. Within the equity and fixed-income asset classes, Advisors allocates the Fund’s investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2016, which may change, are approximately as follows: U.S. Equity: 28.00%; International Equity: 12.00%; Fixed-Income: 40.00%; Short-Term Fixed-Income: 10.00%; and Inflation-Protected Assets: 10.00%.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Equity Index Fund (U.S. Equity); International Equity Index Fund and Emerging Markets Equity Index Fund (International Equity); Bond Index Fund (Fixed-Income); Short-Term Bond Index Fund (Short-Term Fixed-Income) and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change. Investors should note that the Fund has a significant level of equity exposure and this exposure could cause fluctuation in the value of the Fund depending on the performance of the equity markets generally.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2015, are listed in the chart below. These allocations will change over time. Underlying Fund allocations in particular may change from year to year.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	39.92%	U.S. Equity	28.16%	• Equity Index Fund	28.16%
		International Equity	11.76%	• International Equity Index Fund	9.04%
				• Emerging Markets Equity Index Fund	2.72%
FIXED-INCOME	60.08%	Fixed-Income	50.02%	• Bond Index Fund	50.02%
		Inflation-Protected Assets	10.06%	• Inflation-Linked Bond Fund	10.06%

Total	100.00%	100.00%	100.00%

Principal investment risks

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

8     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

• Index Risk—The risk that the Fund’s performance may not correspond to its benchmark index for any period of time and may underperform such index or the overall financial market. Additionally, to the extent that the Fund’s investments vary from the composition of its benchmark index, the Fund’s performance could potentially vary from the index’s performance to a greater extent than if the Fund merely attempted to replicate the index.

• Underlying Funds Risks—The Fund is exposed to the risks of the Underlying Funds in which it invests in direct proportion to the amount of assets the Fund allocates to each Underlying Fund.

• Equity Underlying Funds Risks—The risks of investing in equity Underlying Funds include risks specific to their investment strategies, as well as risks related to the equity markets in general, such as:

• market risk—The risk that the price of equity investments may decline in response to general market and economic conditions or events, including conditions and developments outside of the financial markets;

• issuer risk—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time; and

• foreign investment risk– The increased risks of adverse issuer, political, regulatory, currency, market or economic developments compared to investments in U.S. issuers, which can result in greater market and price volatility.

• Fixed-Income Underlying Funds Risks—The risks of investing in fixed-income Underlying Funds include risks specific to their investment strategies, as well as risks related to the fixed-income markets in general, such as:

• credit risk—The risk that a decline in an issuer’s financial position may prevent it from making principal and interest payments on fixed-income investments held by a Fund when due;

• interest rate risk—The risk that the value or yield of fixed-income investments may decline if interest rates change, which could adversely affect a Fund’s income or the value of its holdings;

• income volatility risk—The risk that the level of current income from a Fund’s portfolio of fixed-income securities may decline due to rapid and unpredictable changes in prevailing market interest rates;

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     9

• call risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in a Fund’s income; and

• extension risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing a Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

• Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

• Fund of Funds Risk—The ability of the Fund to achieve its investment objective will depend in part upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the Prospectus for more detailed information about the risks described above, including the risks of the Underlying Funds.

Past performance

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Because the Fund only recently began offering [Investor] Class shares, the performance information shown is for the Fund’s existing classes, which would have substantially similar annual returns to the new [Investor] Class because all of the Fund’s classes are invested in the same portfolio of securities with the only difference being that the classes do not have the same expenses. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Retirement Class for a calendar quarter during the period covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Premier and Institutional Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2014, and how those returns compare to those of certain broad-based securities market indices and a composite index based on the Fund's target allocations. After-tax performance is also shown only for Retirement Class shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Retirement Class shares. The performance in the bar charts and table has not been restated to reflect any difference between the existing classes’ expenses and estimated [Investor] Class expenses. Because existing class shares generally are expected

10     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

to have different expenses than [Investor] Class shares, if the charts below had been restated with [Investor] Class expenses, performance would have differed.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Lifecycle Index Retirement Income Fund

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2015, was 1.16%.

Best quarter: 6.74%, for the quarter ended September 30, 2010. Worst quarter: -4.69%, for the quarter ended September 30, 2011.

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     11

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2014

	Inception Date	One Year	Five Years	Since Inception
Retirement Class	9/30/2009
Return Before Taxes		5.84%	7.43%	7.47%
Return After Taxes on Distributions		5.01%	6.71%	6.75%
Return After Taxes on Distributions and Sale of
Fund Shares		3.46%	5.60%	5.65%
Institutional Class	9/30/2009
Return Before Taxes		6.15%	7.69%	7.74%
Premier Class	9/30/2009
Return Before Taxes		5.99%	7.54%	7.59%
Barclays U.S. Aggregate Bond Index
(reflects no deductions for fees, expenses or taxes)		5.97%	4.45%	4.27%†
Russell 3000® Index
(reflects no deductions for fees, expenses or taxes)		12.56%	15.63%	16.09%†
Lifecycle Index Retirement Income Fund Composite Index‡
(reflects no deductions for fees, expenses or taxes)		6.34%	7.88%	7.95%†
Current performance of the Fund’s shares may be higher or lower than that shown above.
†		Performance is calculated from the inception date of the Retirement Class.
‡

As of the close of business on December 31, 2014, the Lifecycle Index Retirement Income Fund Composite Index consisted of: 50.0% Barclays U.S. Aggregate Bond Index; 28.0% Russell 3000® Index; 12.0% MSCI EAFE + Emerging Markets Index; and 10.0% Barclays U.S. Treasury Inflation Protected Securities Index (Series-L). The Fund’s composite benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

Portfolio management

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, Inc.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Hans Erickson, CFA	John Cunniff, CFA
Title:	Managing Director	Managing Director
Experience on Fund:	since 2009	since 2009

12     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

Purchase and sale of [Investor] Class shares

[Investor] Class shares are available for purchase through certain financial intermediaries and employee benefit plans. The Fund also offers Institutional, Retirement, and Premier Class shares, which are offered through another prospectus that contains information about their respective eligibility criteria.

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any day that the New York Stock Exchange (“NYSE”) is open for business. Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements.

Tax information

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

Payments to broker-dealers and other financial intermediary compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the financial intermediary for providing investor services. The Fund’s related companies may also pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conﬂict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     13

Summary information

TIAA-CREF Lifecycle Index 2010 Fund

of the TIAA-CREF Funds

Investment objective

The Lifecycle Index 2010 Fund seeks high total return over time through a combination of capital appreciation and income.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

[Investor] Class
Maximum sales charge imposed on purchases (percentage of offering price)	X%
Maximum deferred sales charge	X%
Maximum sales charge imposed on reinvested dividends and other distributions	X%
Redemption or exchange fee	X%
Maximum account fee	X%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

[Investor] Class
Management fees	X.XX%
Distribution (Rule 12b-1) fees	X.XX%
Other expenses	X.XX%
Acquired Fund fees and expenses	X.XX%
Total annual Fund operating expenses	X.XX%
Waivers and expense reimbursements	X.XX%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	X.XX%

14     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement agreement will remain in place through [December __, 2016], but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

[Investor] Class
1 year	$	X
3 years	$	XX
5 years	$	XXX
10 years	$	XXX

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2015, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.

Principal investment strategies

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the Trust and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have recently retired or have an approximate target retirement year within a few years, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors who retired in 2010 or plan to retire within a few years of 2010. The Fund has a policy of investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in Underlying Funds that are managed to seek investment returns that track particular market indices.

The Fund’s investment adviser, Teachers Advisors, Inc. (“Advisors”), expects to allocate approximately 45.00% of the Fund’s assets to equity Underlying

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     15

Funds and 55% of the Fund’s assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to ten percentage points from the targets. The target allocations along the investment glidepath, illustrated in the chart below, gradually become more conservative. The Fund had target allocations of approximately 50% equity/50% fixed-income in the Fund’s target retirement year of 2010 and will reach the Fund’s final target allocation of approximately 40% equity/60% fixed-income at some point from 2017 to 2020. Within the equity and fixed-income asset classes, Advisors allocates the Fund’s investments to particular market sectors (U.S. equity, international equity, fixed-income and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2016, which will change over time, are approximately as follows: U.S. Equity: 30.80%; International Equity: 13.20%; Fixed-Income: 39.20%; Short-Term Fixed-Income: 8.40%; and Inflation-Protected Assets: 8.40%.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Equity Index Fund (U.S. Equity); International Equity Index Fund and Emerging Markets Equity Index Fund (International Equity); Bond Index Fund (Fixed-Income); Short-Term Bond Index Fund (Short-Term Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2015, are listed in the chart below. These allocations will change over time. Underlying Fund allocations in particular may change from year to year.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	45.11%	U.S. Equity	31.75%	• Equity Index Fund	31.75%
		International Equity	13.36%	• International Equity Index Fund	10.27%
				• Emerging Markets Equity Index Fund	3.09%
FIXED-INCOME	54.89%	Fixed-Income	46.94%	• Bond Index Fund	46.94%
		Inflation-Protected Assets	7.95%	• Inflation-Linked Bond Fund	7.95%

Total	100.00%	100.00%	100.00%

16     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately seven to ten years following the target date.

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Index Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Index Retirement Income Fund is designed to maintain a relatively stable allocation among the Underlying Funds reflecting the resting point on the glidepath described in the chart above. More detailed information about the Lifecycle Index Retirement Income Fund is contained in the prospectus for that fund.

Principal investment risks

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     17

• Index Risk—The risk that the Fund’s performance may not correspond to its benchmark index for any period of time and may underperform such index or the overall financial market. Additionally, to the extent that the Fund’s investments vary from the composition of its benchmark index, the Fund’s performance could potentially vary from the index’s performance to a greater extent than if the Fund merely attempted to replicate the index.

• Underlying Funds Risks—The Fund is exposed to the risks of the Underlying Funds in which it invests in direct proportion to the amount of assets the Fund allocates to each Underlying Fund.

• Equity Underlying Funds Risks—The risks of investing in equity Underlying Funds include risks specific to their investment strategies, as well as risks related to the equity markets in general, such as:

• market risk—The risk that the price of equity investments may decline in response to general market and economic conditions or events, including conditions and developments outside of the financial markets;

• issuer risk—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time; and

• foreign investment risk– The increased risks of adverse issuer, political, regulatory, currency, market or economic developments compared to investments in U.S. issuers, which can result in greater market and price volatility.

• Fixed-Income Underlying Funds Risks—The risks of investing in fixed-income Underlying Funds include risks specific to their investment strategies, as well as risks related to the fixed-income markets in general, such as:

• credit risk—The risk that a decline in an issuer’s financial position may prevent it from making principal and interest payments on fixed-income investments held by a Fund when due;

• interest rate risk—The risk that the value or yield of fixed-income investments may decline if interest rates change, which could adversely affect a Fund’s income or the value of its holdings;

• income volatility risk—The risk that the level of current income from a Fund’s portfolio of fixed-income securities may decline due to rapid and unpredictable changes in prevailing market interest rates;

• call risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in a Fund’s income; and

• extension risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected,

18     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

preventing a Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

• Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

• Fund of Funds Risk—The ability of the Fund to achieve its investment objective will depend in part upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the Prospectus for more detailed information about the risks described above, including the risks of the Underlying Funds.

Past performance

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Because the Fund only recently began offering [Investor] Class shares, the performance information shown is for the Fund’s existing classes, which would have substantially similar annual returns to the new [Investor] Class because all of the Fund’s classes are invested in the same portfolio of securities with the only difference being that the classes do not have the same expenses. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Retirement Class for a calendar quarter during the period covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Premier and Institutional Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2014, and how those returns compare to those of certain broad-based securities market indices and a composite index based on the Fund's target allocations. After-tax performance is also shown only for Retirement Class shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Retirement Class shares. The performance in the bar charts and table has not been restated to reflect any difference between the existing classes’ expenses and estimated [Investor] Class expenses. Because existing class shares generally are expected to have different expenses than [Investor] Class shares, if the charts below had been restated with [Investor] Class expenses, performance would have differed.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     19

been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Lifecycle Index 2010 Fund

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2015, was 1.25%.

Best quarter: 7.77%, for the quarter ended September 30, 2010. Worst quarter: -6.63%, for the quarter ended September 30, 2011.

20     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2014

	Inception Date	One Year	Five Years	Since Inception
Retirement Class	9/30/2009
Return Before Taxes		5.98%	8.01%	8.13%
Return After Taxes on Distributions		5.20%	7.37%	7.50%
Return After Taxes on Distributions and Sale of
Fund Shares		3.57%	6.12%	6.23%
Institutional Class	9/30/2009
Return Before Taxes		6.31%	8.30%	8.42%
Premier Class	9/30/2009
Return Before Taxes		6.09%	8.14%	8.25%
Barclays U.S. Aggregate Bond Index
(reflects no deductions for fees, expenses or taxes)		5.97%	4.45%	4.27%†
Russell 3000® Index
(reflects no deductions for fees, expenses or taxes)		12.56%	15.63%	16.09%†
Lifecycle Index 2010 Fund Composite Index‡
(reflects no deductions for fees, expenses or taxes)		6.47%	8.47%	8.60%†
Current performance of the Fund’s shares may be higher or lower than that shown above.
†		Performance is calculated from the inception date of the Retirement Class.
‡

As of the close of business on December 31, 2014, the Lifecycle Index 2010 Fund Composite Index consisted of: 46.7% Barclays U.S. Aggregate Bond Index; 31.8% Russell 3000® Index; 13.7% MSCI EAFE + Emerging Markets Index; and 7.8% Barclays U.S. Treasury Inflation Protected Securities Index (Series-L). The Fund’s composite benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

Portfolio management

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, Inc.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Hans Erickson, CFA	John Cunniff, CFA
Title:	Managing Director	Managing Director
Experience on Fund:	since 2009	since 2009

Purchase and sale of [Investor] Class shares

[Investor] Class shares are available for purchase through certain financial intermediaries and employee benefit plans. The Fund also offers Institutional,

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     21

Retirement, and Premier Class shares, which are offered through another prospectus that contains information about their respective eligibility criteria.

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any day that the New York Stock Exchange (“NYSE”) is open for business. Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements.

Tax information

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

Payments to broker-dealers and other financial intermediary compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the financial intermediary for providing investor services. The Fund’s related companies may also pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conﬂict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

22     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

Summary information

TIAA-CREF Lifecycle Index 2015 Fund

of the TIAA-CREF Funds

Investment objective

The Lifecycle Index 2015 Fund seeks high total return over time through a combination of capital appreciation and income.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

[Investor] Class
Maximum sales charge imposed on purchases (percentage of offering price)	X%
Maximum deferred sales charge	X%
Maximum sales charge imposed on reinvested dividends and other distributions	X%
Redemption or exchange fee	X%
Maximum account fee	X%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

[Investor] Class
Management fees	X.XX%
Distribution (Rule 12b-1) fees	X.XX%
Other expenses	X.XX%
Acquired Fund fees and expenses	X.XX%
Total annual Fund operating expenses	X.XX%
Waivers and expense reimbursements	X.XX%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	X.XX%

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     23

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement agreement will remain in place through [December __, 2016], but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

[Investor] Class
1 year	$	X
3 years	$	XX
5 years	$	XXX
10 years	$	XXX

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2015, the Fund’s portfolio turnover rate was 12% of the average value of its portfolio.

Principal investment strategies

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the Trust and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have an approximate target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire within a few years of 2015. The Fund has a policy of investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in Underlying Funds that are managed to seek investment returns that track particular market indices.

The Fund’s investment adviser, Teachers Advisors, Inc. (“Advisors”), expects to allocate approximately 50.00% of the Fund’s assets to equity Underlying

24     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

Funds and 50.00% of the Fund’s assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to ten percentage points from the targets. The target allocations along the investment glidepath, illustrated in the chart below, gradually become more conservative, moving to target allocations of approximately 50% equity/50% fixed-income in the Fund’s target retirement year of 2015 and reaching the Fund’s final target allocation of approximately 40% equity/60% fixed-income at some point from 2022 to 2025. Within the equity and fixed-income asset classes, Advisors allocates the Fund’s investments to particular market sectors (U.S. equity, international equity, fixed-income and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2016, which will change over time, are approximately as follows: U.S. Equity: 34.30%; International Equity: 14.70%; Fixed-Income: 38.20%; Short-Term Fixed-Income: 6.40%; and Inflation-Protected Assets: 6.40%.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Equity Index Fund (U.S. Equity); International Equity Index Fund and Emerging Markets Equity Index Fund (International Equity); Bond Index Fund (Fixed-Income); Short-Term Bond Index Fund (Short-Term Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2015, are listed in the chart below. These allocations will change over time. Underlying Fund allocations in particular may change from year to year.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	50.15%	U.S. Equity	35.29%	• Equity Index Fund	35.29%
		International Equity	14.86%	• International Equity Index Fund	11.42%
				• Emerging Markets Equity Index Fund	3.44%
FIXED-INCOME	49.85%	Fixed-Income	43.92%	• Bond Index Fund	43.92%
		Inflation-Protected Assets	5.93%	• Inflation-Linked Bond Fund	5.93%

Total	100.00%	100.00%	100.00%

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     25

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately seven to ten years following the target date.

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Index Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Index Retirement Income Fund is designed to maintain a relatively stable allocation among the Underlying Funds reflecting the resting point on the glidepath described in the chart above. More detailed information about the Lifecycle Index Retirement Income Fund is contained in the prospectus for that fund.

Principal investment risks

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

26     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

• Index Risk—The risk that the Fund’s performance may not correspond to its benchmark index for any period of time and may underperform such index or the overall financial market. Additionally, to the extent that the Fund’s investments vary from the composition of its benchmark index, the Fund’s performance could potentially vary from the index’s performance to a greater extent than if the Fund merely attempted to replicate the index.

• Underlying Funds Risks—The Fund is exposed to the risks of the Underlying Funds in which it invests in direct proportion to the amount of assets the Fund allocates to each Underlying Fund.

• Equity Underlying Funds Risks—The risks of investing in equity Underlying Funds include risks specific to their investment strategies, as well as risks related to the equity markets in general, such as:

• market risk—The risk that the price of equity investments may decline in response to general market and economic conditions or events, including conditions and developments outside of the financial markets;

• issuer risk—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time; and

• foreign investment risk– The increased risks of adverse issuer, political, regulatory, currency, market or economic developments compared to investments in U.S. issuers, which can result in greater market and price volatility.

• Fixed-Income Underlying Funds Risks—The risks of investing in fixed-income Underlying Funds include risks specific to their investment strategies, as well as risks related to the fixed-income markets in general, such as:

• credit risk—The risk that a decline in an issuer’s financial position may prevent it from making principal and interest payments on fixed-income investments held by a Fund when due;

• interest rate risk—The risk that the value or yield of fixed-income investments may decline if interest rates change, which could adversely affect a Fund’s income or the value of its holdings;

• income volatility risk—The risk that the level of current income from a Fund’s portfolio of fixed-income securities may decline due to rapid and unpredictable changes in prevailing market interest rates;

• call risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in a Fund’s income; and

• extension risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected,

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     27

preventing a Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

• Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

• Fund of Funds Risk—The ability of the Fund to achieve its investment objective will depend in part upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the Prospectus for more detailed information about the risks described above, including the risks of the Underlying Funds.

Past performance

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Because the Fund only recently began offering [Investor] Class shares, the performance information shown is for the Fund’s existing classes, which would have substantially similar annual returns to the new [Investor] Class because all of the Fund’s classes are invested in the same portfolio of securities with the only difference being that the classes do not have the same expenses. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Retirement Class for a calendar quarter during the period covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Premier and Institutional Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2014, and how those returns compare to those of certain broad-based securities market indices and a composite index based on the Fund's target allocations. After-tax performance is also shown only for Retirement Class shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Retirement Class shares. The performance in the bar charts and table has not been restated to reflect any difference between the existing classes’ expenses and estimated [Investor] Class expenses. Because existing class shares generally are expected to have different expenses than [Investor] Class shares, if the charts below had been restated with [Investor] Class expenses, performance would have differed.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have

28     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Lifecycle Index 2015 Fund

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2015, was 1.42%.

Best quarter: 8.63%, for the quarter ended September 30, 2010. Worst quarter: -8.09%, for the quarter ended September 30, 2011.

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     29

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2014

	Inception Date	One Year	Five Years	Since Inception
Retirement Class	9/30/2009
Return Before Taxes		6.07%	8.53%	8.69%
Return After Taxes on Distributions		5.33%	7.95%	8.12%
Return After Taxes on Distributions and Sale of
Fund Shares		3.63%	6.57%	6.72%
Institutional Class	9/30/2009
Return Before Taxes		6.40%	8.81%	8.97%
Premier Class	9/30/2009
Return Before Taxes		6.19%	8.64%	8.80%
Russell 3000® Index
(reflects no deductions for fees, expenses or taxes)		12.56%	15.63%	16.09%†
Barclays U.S. Aggregate Bond Index
(reflects no deductions for fees, expenses or taxes)		5.97%	4.45%	4.27%†
Lifecycle Index 2015 Fund Composite Index‡
(reflects no deductions for fees, expenses or taxes)		6.59%	8.99%	9.17%†
Current performance of the Fund’s shares may be higher or lower than that shown above.
†		Performance is calculated from the inception date of the Retirement Class.
‡

As of the close of business on December 31, 2014, the Lifecycle Index 2015 Fund Composite Index consisted of: 43.4% Barclays U.S. Aggregate Bond Index; 35.6% Russell 3000® Index; 15.2% MSCI EAFE + Emerging Markets Index; and 5.8% Barclays U.S. Treasury Inflation Protected Securities Index (Series-L). The Fund’s composite benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

Portfolio management

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, Inc.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Hans Erickson, CFA	John Cunniff, CFA
Title:	Managing Director	Managing Director
Experience on Fund:	since 2009	since 2009

Purchase and sale of [Investor] Class shares

[Investor] Class shares are available for purchase through certain financial intermediaries and employee benefit plans. The Fund also offers Institutional,

30     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

Retirement, and Premier Class shares, which are offered through another prospectus that contains information about their respective eligibility criteria.

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any day that the New York Stock Exchange (“NYSE”) is open for business. Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements.

Tax information

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

Payments to broker-dealers and other financial intermediary compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the financial intermediary for providing investor services. The Fund’s related companies may also pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conﬂict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     31

Summary information

TIAA-CREF Lifecycle Index 2020 Fund

of the TIAA-CREF Funds

Investment objective

The Lifecycle Index 2020 Fund seeks high total return over time through a combination of capital appreciation and income.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

[Investor] Class
Maximum sales charge imposed on purchases (percentage of offering price)	X%
Maximum deferred sales charge	X%
Maximum sales charge imposed on reinvested dividends and other distributions	X%
Redemption or exchange fee	X%
Maximum account fee	X%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

[Investor] Class
Management fees	X.XX%
Distribution (Rule 12b-1) fees	X.XX%
Other expenses	X.XX%
Acquired Fund fees and expenses	X.XX%
Total annual Fund operating expenses	X.XX%
Waivers and expense reimbursements	X.XX%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	X.XX%

32     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement agreement will remain in place through [December __, 2016], but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

[Investor] Class
1 year	$	X
3 years	$	XX
5 years	$	XXX
10 years	$	XXX

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2015, the Fund’s portfolio turnover rate was 9% of the average value of its portfolio.

Principal investment strategies

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the Trust and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have an approximate target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire within a few years of 2020. The Fund has a policy of investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in Underlying Funds that are managed to seek investment returns that track particular market indices.

The Fund’s investment adviser, Teachers Advisors, Inc. (“Advisors”), expects to allocate approximately 58.00% of the Fund’s assets to equity Underlying

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     33

Funds and 42.00% of the Fund’s assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to ten percentage points from the targets. The target allocations along the investment glidepath, illustrated in the chart below, gradually become more conservative, moving to target allocations of approximately 50% equity/50% fixed-income in the Fund’s target retirement year of 2020 and reaching the Fund’s final target allocation of approximately 40% equity/60% fixed-income at some point from 2027 to 2030. Within the equity and fixed-income asset classes, Advisors allocates the Fund’s investments to particular market sectors (U.S. equity, international equity, fixed-income and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2016, which will change over time, are approximately as follows: U.S. Equity: 39.48%; International Equity: 16.92%; Fixed-Income: 34.80%; Short-Term Fixed-Income: 4.40%; and Inflation-Protected Assets: 4.40%.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Equity Index Fund (U.S. Equity); International Equity Index Fund and Emerging Markets Equity Index Fund (International Equity); Bond Index Fund (Fixed-Income); Short-Term Bond Index Fund (Short-Term Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2015, are listed in the chart below. These allocations will change over time. Underlying Fund allocations in particular may change from year to year.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	58.09%	U.S. Equity	40.90%	• Equity Index Fund	40.90%
		International Equity	17.19%	• International Equity Index Fund	13.21%
				• Emerging Markets Equity Index Fund	3.98%
FIXED-INCOME	41.91%	Fixed-Income	37.93%	• Bond Index Fund	37.93%
		Inflation-Protected Assets	3.98%	• Inflation-Linked Bond Fund	3.98%

Total	100.00%	100.00%	100.00%

34     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately seven to ten years following the target date.

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Index Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Index Retirement Income Fund is designed to maintain a relatively stable allocation among the Underlying Funds reflecting the resting point on the glidepath described in the chart above. More detailed information about the Lifecycle Index Retirement Income Fund is contained in the prospectus for that fund.

Principal investment risks

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     35

• Index Risk—The risk that the Fund’s performance may not correspond to its benchmark index for any period of time and may underperform such index or the overall financial market. Additionally, to the extent that the Fund’s investments vary from the composition of its benchmark index, the Fund’s performance could potentially vary from the index’s performance to a greater extent than if the Fund merely attempted to replicate the index.

• Underlying Funds Risks—The Fund is exposed to the risks of the Underlying Funds in which it invests in direct proportion to the amount of assets the Fund allocates to each Underlying Fund.

• Equity Underlying Funds Risks—The risks of investing in equity Underlying Funds include risks specific to their investment strategies, as well as risks related to the equity markets in general, such as:

• market risk—The risk that the price of equity investments may decline in response to general market and economic conditions or events, including conditions and developments outside of the financial markets;

• issuer risk—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time; and

• foreign investment risk– The increased risks of adverse issuer, political, regulatory, currency, market or economic developments compared to investments in U.S. issuers, which can result in greater market and price volatility.

• Fixed-Income Underlying Funds Risks—The risks of investing in fixed-income Underlying Funds include risks specific to their investment strategies, as well as risks related to the fixed-income markets in general, such as:

• credit risk—The risk that a decline in an issuer’s financial position may prevent it from making principal and interest payments on fixed-income investments held by a Fund when due;

• interest rate risk—The risk that the value or yield of fixed-income investments may decline if interest rates change, which could adversely affect a Fund’s income or the value of its holdings;

• income volatility risk—The risk that the level of current income from a Fund’s portfolio of fixed-income securities may decline due to rapid and unpredictable changes in prevailing market interest rates;

• call risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in a Fund’s income; and

• extension risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected,

36     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

preventing a Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

• Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

• Fund of Funds Risk—The ability of the Fund to achieve its investment objective will depend in part upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the Prospectus for more detailed information about the risks described above, including the risks of the Underlying Funds.

Past performance

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Because the Fund only recently began offering [Investor] Class shares, the performance information shown is for the Fund’s existing classes, which would have substantially similar annual returns to the new [Investor] Class because all of the Fund’s classes are invested in the same portfolio of securities with the only difference being that the classes do not have the same expenses. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Retirement Class for a calendar quarter during the period covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Premier and Institutional Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2014, and how those returns compare to those of certain broad-based securities market indices and a composite index based on the Fund's target allocations. After-tax performance is also shown only for Retirement Class shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Retirement Class shares. The performance in the bar charts and table has not been restated to reflect any difference between the existing classes’ expenses and estimated [Investor] Class expenses. Because existing class shares generally are expected to have different expenses than [Investor] Class shares, if the charts below had been restated with [Investor] Class expenses, performance would have differed.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     37

been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Lifecycle Index 2020 Fund

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2015, was 1.65%.

Best quarter: 9.39%, for the quarter ended September 30, 2010. Worst quarter: -9.69%, for the quarter ended September 30, 2011.

38     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2014

	Inception Date	One Year	Five Years	Since Inception
Retirement Class	9/30/2009
Return Before Taxes		6.27%	9.19%	9.39%
Return After Taxes on Distributions		5.57%	8.65%	8.86%
Return After Taxes on Distributions and Sale of
Fund Shares		3.77%	7.15%	7.33%
Institutional Class	9/30/2009
Return Before Taxes		6.48%	9.46%	9.65%
Premier Class	9/30/2009
Return Before Taxes		6.36%	9.28%	9.48%
Russell 3000® Index
(reflects no deductions for fees, expenses or taxes)		12.56%	15.63%	16.09%†
Barclays U.S. Aggregate Bond Index
(reflects no deductions for fees, expenses or taxes)		5.97%	4.45%	4.27%†
Lifecycle Index 2020 Fund Composite Index‡
(reflects no deductions for fees, expenses or taxes)		6.73%	9.63%	9.86%†
Current performance of the Fund’s shares may be higher or lower than that shown above.
†		Performance is calculated from the inception date of the Retirement Class.
‡

As of the close of business on December 31, 2014, the Lifecycle Index 2020 Fund Composite Index consisted of: 41.2% Russell 3000® Index; 37.4% Barclays U.S. Aggregate Bond Index; 17.6% MSCI EAFE + Emerging Markets Index; and 3.8% Barclays U.S. Treasury Inflation Protected Securities Index (Series-L). The Fund’s composite benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

Portfolio management

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, Inc.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Hans Erickson, CFA	John Cunniff, CFA
Title:	Managing Director	Managing Director
Experience on Fund:	since 2009	since 2009

Purchase and sale of [Investor] Class shares

[Investor] Class shares are available for purchase through certain financial intermediaries and employee benefit plans. The Fund also offers Institutional,

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     39

Retirement, and Premier Class shares, which are offered through another prospectus that contains information about their respective eligibility criteria.

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any day that the New York Stock Exchange (“NYSE”) is open for business. Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements.

Tax information

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

Payments to broker-dealers and other financial intermediary compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the financial intermediary for providing investor services. The Fund’s related companies may also pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conﬂict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

40     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

Summary information

TIAA-CREF Lifecycle Index 2025 Fund

of the TIAA-CREF Funds

Investment objective

The Lifecycle Index 2025 Fund seeks high total return over time through a combination of capital appreciation and income.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

[Investor] Class
Maximum sales charge imposed on purchases (percentage of offering price)	X%
Maximum deferred sales charge	X%
Maximum sales charge imposed on reinvested dividends and other distributions	X%
Redemption or exchange fee	X%
Maximum account fee	X%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

[Investor] Class
Management fees	X.XX%
Distribution (Rule 12b-1) fees	X.XX%
Other expenses	X.XX%
Acquired Fund fees and expenses	X.XX%
Total annual Fund operating expenses	X.XX%
Waivers and expense reimbursements	X.XX%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	X.XX%

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     41

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement agreement will remain in place through [December __, 2016], but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

[Investor] Class
1 year	$	X
3 years	$	XX
5 years	$	XXX
10 years	$	XXX

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2015, the Fund’s portfolio turnover rate was 6% of the average value of its portfolio.

Principal investment strategies

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the Trust and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have an approximate target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire within a few years of 2025. The Fund has a policy of investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in Underlying Funds that are managed to seek investment returns that track particular market indices.

The Fund’s investment adviser, Teachers Advisors, Inc. (“Advisors”), expects to allocate approximately 66.00% of the Fund’s assets to equity Underlying

42     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

Funds and 34.00% of the Fund’s assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to ten percentage points from the targets. The target allocations along the investment glidepath, illustrated in the chart below, gradually become more conservative, moving to target allocations of approximately 50% equity/50% fixed-income in the Fund’s target retirement year of 2025 and reaching the Fund’s final target allocation of approximately 40% equity/60% fixed-income at some point from 2032 to 2035. Within the equity and fixed-income asset classes, Advisors allocates the Fund’s investments to particular market sectors (U.S. equity, international equity, fixed-income, and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2016, which will change over time, are approximately as follows: U.S. Equity: 45.08%; International Equity: 19.32%; Fixed-Income: 30.80%; Short-Term Fixed-Income: 2.40%; and Inflation-Protected Assets: 2.40%.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Equity Index Fund (U.S. Equity); International Equity Index Fund and Emerging Markets Equity Index Fund (International Equity); Bond Index Fund (Fixed-Income); Short-Term Bond Index Fund (Short-Term Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2015, are listed in the chart below. These allocations will change over time. Underlying Fund allocations in particular may change from year to year.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	66.01%	U.S. Equity	46.51%	• Equity Index Fund	46.51%
		International Equity	19.50%	• International Equity Index Fund	14.99%
				• Emerging Markets Equity Index Fund	4.51%
FIXED-INCOME	33.99%	Fixed-Income	32.01%	• Bond Index Fund	32.01%
		Inflation-Protected Assets	1.98%	• Inflation-Linked Bond Fund	1.98%

Total	100.00%	100.00%	100.00%

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     43

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately seven to ten years following the target date.

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Index Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Index Retirement Income Fund is designed to maintain a relatively stable allocation among the Underlying Funds reflecting the resting point on the glidepath described in the chart above. More detailed information about the Lifecycle Index Retirement Income Fund is contained in the prospectus for that fund.

Principal investment risks

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

44     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

• Index Risk—The risk that the Fund’s performance may not correspond to its benchmark index for any period of time and may underperform such index or the overall financial market. Additionally, to the extent that the Fund’s investments vary from the composition of its benchmark index, the Fund’s performance could potentially vary from the index’s performance to a greater extent than if the Fund merely attempted to replicate the index.

• Underlying Funds Risks—The Fund is exposed to the risks of the Underlying Funds in which it invests in direct proportion to the amount of assets the Fund allocates to each Underlying Fund.

• Equity Underlying Funds Risks—The risks of investing in equity Underlying Funds include risks specific to their investment strategies, as well as risks related to the equity markets in general, such as:

• market risk—The risk that the price of equity investments may decline in response to general market and economic conditions or events, including conditions and developments outside of the financial markets;

• issuer risk—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time; and

• foreign investment risk– The increased risks of adverse issuer, political, regulatory, currency, market or economic developments compared to investments in U.S. issuers, which can result in greater market and price volatility.

• Fixed-Income Underlying Funds Risks—The risks of investing in fixed-income Underlying Funds include risks specific to their investment strategies, as well as risks related to the fixed-income markets in general, such as:

• credit risk—The risk that a decline in an issuer’s financial position may prevent it from making principal and interest payments on fixed-income investments held by a Fund when due;

• interest rate risk—The risk that the value or yield of fixed-income investments may decline if interest rates change, which could adversely affect a Fund’s income or the value of its holdings;

• income volatility risk—The risk that the level of current income from a Fund’s portfolio of fixed-income securities may decline due to rapid and unpredictable changes in prevailing market interest rates;

• call risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in a Fund’s income; and

• extension risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected,

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     45

preventing a Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

• Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

• Fund of Funds Risk—The ability of the Fund to achieve its investment objective will depend in part upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the Prospectus for more detailed information about the risks described above, including the risks of the Underlying Funds.

Past performance

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Because the Fund only recently began offering [Investor] Class shares, the performance information shown is for the Fund’s existing classes, which would have substantially similar annual returns to the new [Investor] Class because all of the Fund’s classes are invested in the same portfolio of securities with the only difference being that the classes do not have the same expenses. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Retirement Class for a calendar quarter during the period covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Premier and Institutional Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2014, and how those returns compare to those of certain broad-based securities market indices and a composite index based on the Fund's target allocations. After-tax performance is also shown only for Retirement Class shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Retirement Class shares. The performance in the bar charts and table has not been restated to reflect any difference between the existing classes’ expenses and estimated [Investor] Class expenses. Because existing class shares generally are expected to have different expenses than [Investor] Class shares, if the charts below had been restated with [Investor] Class expenses, performance would have differed.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have

46     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Lifecycle Index 2025 Fund

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2015, was 1.93%.

Best quarter: 10.18%, for the quarter ended September 30, 2010. Worst quarter: -11.34%, for the quarter ended September 30, 2011.

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     47

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2014

	Inception Date	One Year	Five Years	Since Inception
Retirement Class	9/30/2009
Return Before Taxes		6.39%	9.82%	10.06%
Return After Taxes on Distributions		5.70%	9.31%	9.56%
Return After Taxes on Distributions and Sale of
Fund Shares		3.87%	7.69%	7.91%
Institutional Class	9/30/2009
Return Before Taxes		6.62%	10.09%	10.33%
Premier Class	9/30/2009
Return Before Taxes		6.41%	9.92%	10.16%
Russell 3000® Index
(reflects no deductions for fees, expenses or taxes)		12.56%	15.63%	16.09%†
Barclays U.S. Aggregate Bond Index
(reflects no deductions for fees, expenses or taxes)		5.97%	4.45%	4.27%†
Lifecycle Index 2025 Fund Composite Index‡
(reflects no deductions for fees, expenses or taxes)		6.88%	10.26%	10.53%†
Current performance of the Fund’s shares may be higher or lower than that shown above.
†		Performance is calculated from the inception date of the Retirement Class.
‡

As of the close of business on December 31, 2014, the Lifecycle Index 2025 Fund Composite Index consisted of: 46.8% Russell 3000® Index; 31.4% Barclays U.S. Aggregate Bond Index; 20.0% MSCI EAFE + Emerging Markets Index; and 1.8% Barclays U.S. Treasury Inflation Protected Securities Index (Series-L). The Fund’s composite benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

Portfolio management

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, Inc.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Hans Erickson, CFA	John Cunniff, CFA
Title:	Managing Director	Managing Director
Experience on Fund:	since 2009	since 2009

Purchase and sale of [Investor] Class shares

[Investor] Class shares are available for purchase through certain financial intermediaries and employee benefit plans. The Fund also offers Institutional,

48     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

Retirement, and Premier Class shares, which are offered through another prospectus that contains information about their respective eligibility criteria.

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any day that the New York Stock Exchange (“NYSE”) is open for business. Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements.

Tax information

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

Payments to broker-dealers and other financial intermediary compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the financial intermediary for providing investor services. The Fund’s related companies may also pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conﬂict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     49

Summary information

TIAA-CREF Lifecycle Index 2030 Fund

of the TIAA-CREF Funds

Investment objective

The Lifecycle Index 2030 Fund seeks high total return over time through a combination of capital appreciation and income.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

[Investor] Class
Maximum sales charge imposed on purchases (percentage of offering price)	X%
Maximum deferred sales charge	X%
Maximum sales charge imposed on reinvested dividends and other distributions	X%
Redemption or exchange fee	X%
Maximum account fee	X%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

[Investor] Class
Management fees	X.XX%
Distribution (Rule 12b-1) fees	X.XX%
Other expenses	X.XX%
Acquired Fund fees and expenses	X.XX%
Total annual Fund operating expenses	X.XX%
Waivers and expense reimbursements	X.XX%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	X.XX%

50     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement agreement will remain in place through [December __, 2016], but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

[Investor] Class
1 year	$	X
3 years	$	XX
5 years	$	XXX
10 years	$	XXX

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2015, the Fund’s portfolio turnover rate was 5% of the average value of its portfolio.

Principal investment strategies

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the Trust and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have an approximate target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire within a few years of 2030. The Fund has a policy of investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in Underlying Funds that are managed to seek investment returns that track particular market indices.

The Fund’s investment adviser, Teachers Advisors, Inc. (“Advisors”), expects to allocate approximately 74.00% of the Fund’s assets to equity Underlying

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     51

Funds and 26.00% of the Fund’s assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to ten percentage points from the targets. The target allocations along the investment glidepath, illustrated in the chart below, gradually become more conservative, moving to target allocations of approximately 50% equity/50% fixed-income in the Fund’s target retirement year of 2030 and reaching the Fund’s final target allocation of approximately 40% equity/60% fixed-income at some point from 2037 to 2040. Within the equity and fixed-income asset classes, Advisors allocates the Fund’s investments to particular market sectors (U.S. equity, international equity, fixed-income, and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2016, which will change over time, are approximately as follows: U.S. Equity: 50.68%; International Equity: 21.72%; Fixed-Income: 26.80%; Short-Term Fixed-Income: 0.40%; and Inflation-Protected Assets: 0.40%.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Equity Index Fund (U.S. Equity); International Equity Index Fund and Emerging Markets Equity Index Fund (International Equity); Bond Index Fund (Fixed-Income); Short-Term Bond Index Fund (Short-Term Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2015, are listed in the chart below. These allocations will change over time. Underlying Fund allocations in particular may change from year to year.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	74.02%	U.S. Equity	52.14%	• Equity Index Fund	52.14%
		International Equity	21.88%	• International Equity Index Fund	16.82%
				• Emerging Markets Equity Index Fund	5.06%
FIXED-INCOME	25.98%	Fixed-Income	25.98%	• Bond Index Fund	25.98%

Total	100.00%	100.00%	100.00%

52     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately seven to ten years following the target date.

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Index Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Index Retirement Income Fund is designed to maintain a relatively stable allocation among the Underlying Funds reflecting the resting point on the glidepath described in the chart above. More detailed information about the Lifecycle Index Retirement Income Fund is contained in the prospectus for that fund.

Principal investment risks

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     53

• Index Risk—The risk that the Fund’s performance may not correspond to its benchmark index for any period of time and may underperform such index or the overall financial market. Additionally, to the extent that the Fund’s investments vary from the composition of its benchmark index, the Fund’s performance could potentially vary from the index’s performance to a greater extent than if the Fund merely attempted to replicate the index.

• Underlying Funds Risks—The Fund is exposed to the risks of the Underlying Funds in which it invests in direct proportion to the amount of assets the Fund allocates to each Underlying Fund.

• Equity Underlying Funds Risks—The risks of investing in equity Underlying Funds include risks specific to their investment strategies, as well as risks related to the equity markets in general, such as:

• market risk—The risk that the price of equity investments may decline in response to general market and economic conditions or events, including conditions and developments outside of the financial markets;

• issuer risk—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time; and

• foreign investment risk– The increased risks of adverse issuer, political, regulatory, currency, market or economic developments compared to investments in U.S. issuers, which can result in greater market and price volatility.

• Fixed-Income Underlying Funds Risks—The risks of investing in fixed-income Underlying Funds include risks specific to their investment strategies, as well as risks related to the fixed-income markets in general, such as:

• credit risk—The risk that a decline in an issuer’s financial position may prevent it from making principal and interest payments on fixed-income investments held by a Fund when due;

• interest rate risk—The risk that the value or yield of fixed-income investments may decline if interest rates change, which could adversely affect a Fund’s income or the value of its holdings;

• income volatility risk—The risk that the level of current income from a Fund’s portfolio of fixed-income securities may decline due to rapid and unpredictable changes in prevailing market interest rates;

• call risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in a Fund’s income; and

• extension risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected,

54     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

preventing a Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

• Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

• Fund of Funds Risk—The ability of the Fund to achieve its investment objective will depend in part upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the Prospectus for more detailed information about the risks described above, including the risks of the Underlying Funds.

Past performance

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Because the Fund only recently began offering [Investor] Class shares, the performance information shown is for the Fund’s existing classes, which would have substantially similar annual returns to the new [Investor] Class because all of the Fund’s classes are invested in the same portfolio of securities with the only difference being that the classes do not have the same expenses. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Retirement Class for a calendar quarter during the period covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Premier and Institutional Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2014, and how those returns compare to those of certain broad-based securities market indices and a composite index based on the Fund's target allocations. After-tax performance is also shown only for Retirement Class shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Retirement Class shares. The performance in the bar charts and table has not been restated to reflect any difference between the existing classes’ expenses and estimated [Investor] Class expenses. Because existing class shares generally are expected to have different expenses than [Investor] Class shares, if the charts below had been restated with [Investor] Class expenses, performance would have differed.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     55

been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Lifecycle Index 2030 Fund

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2015, was 2.19%.

Best quarter: 11.08%, for the quarter ended September 30, 2010. Worst quarter: -12.86%, for the quarter ended September 30, 2011.

56     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2014

	Inception Date	One Year	Five Years	Since Inception
Retirement Class	9/30/2009
Return Before Taxes		6.41%	10.44%	10.74%
Return After Taxes on Distributions		5.74%	9.95%	10.25%
Return After Taxes on Distributions and Sale of
Fund Shares		3.91%	8.22%	8.48%
Institutional Class	9/30/2009
Return Before Taxes		6.68%	10.72%	11.01%
Premier Class	9/30/2009
Return Before Taxes		6.56%	10.55%	10.84%
Russell 3000® Index
(reflects no deductions for fees, expenses or taxes)		12.56%	15.63%	16.09%†
Barclays U.S. Aggregate Bond Index
(reflects no deductions for fees, expenses or taxes)		5.97%	4.45%	4.27%†
Lifecycle Index 2030 Fund Composite Index‡
(reflects no deductions for fees, expenses or taxes)		7.02%	10.89%	11.20%†
Current performance of the Fund’s shares may be higher or lower than that shown above.
†		Performance is calculated from the inception date of the Retirement Class.
‡

As of the close of business on December 31, 2014, the Lifecycle Index 2030 Fund Composite Index consisted of: 52.4% Russell 3000® Index; 25.2% Barclays U.S. Aggregate Bond Index; and 22.4% MSCI EAFE + Emerging Markets Index. The Fund’s composite benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

Portfolio management

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, Inc.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Hans Erickson, CFA	John Cunniff, CFA
Title:	Managing Director	Managing Director
Experience on Fund:	since 2009	since 2009

Purchase and sale of [Investor] Class shares

[Investor] Class shares are available for purchase through certain financial intermediaries and employee benefit plans. The Fund also offers Institutional,

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     57

Retirement, and Premier Class shares, which are offered through another prospectus that contains information about their respective eligibility criteria.

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any day that the New York Stock Exchange (“NYSE”) is open for business. Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements.

Tax information

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

Payments to broker-dealers and other financial intermediary compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the financial intermediary for providing investor services. The Fund’s related companies may also pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conﬂict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

58     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

Summary information

TIAA-CREF Lifecycle Index 2035 Fund

of the TIAA-CREF Funds

Investment objective

The Lifecycle Index 2035 Fund seeks high total return over time through a combination of capital appreciation and income.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

[Investor] Class
Maximum sales charge imposed on purchases (percentage of offering price)	X%
Maximum deferred sales charge	X%
Maximum sales charge imposed on reinvested dividends and other distributions	X%
Redemption or exchange fee	X%
Maximum account fee	X%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

[Investor] Class
Management fees	X.XX%
Distribution (Rule 12b-1) fees	X.XX%
Other expenses	X.XX%
Acquired Fund fees and expenses	X.XX%
Total annual Fund operating expenses	X.XX%
Waivers and expense reimbursements	X.XX%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	X.XX%

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     59

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement agreement will remain in place through [December __, 2016], but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

[Investor] Class
1 year	$	X
3 years	$	XX
5 years	$	XXX
10 years	$	XXX

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2015, the Fund’s portfolio turnover rate was 5% of the average value of its portfolio.

Principal investment strategies

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the Trust and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have an approximate target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire within a few years of 2035. The Fund has a policy of investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in Underlying Funds that are managed to seek investment returns that track particular market indices.

The Fund’s investment adviser, Teachers Advisors, Inc. (“Advisors”), expects to allocate approximately 82.00% of the Fund’s assets to equity Underlying

60     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

Funds and 18.00% of the Fund’s assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to ten percentage points from the targets. The target allocations along the investment glidepath, illustrated in the chart below, gradually become more conservative, moving to target allocations of approximately 50% equity/50% fixed-income in the Fund’s target retirement year of 2035 and reaching the Fund’s final target allocation of approximately 40% equity/60% fixed-income at some point from 2042 to 2045. Within the equity and fixed-income asset classes, Advisors allocates the Fund’s investments to particular market sectors (U.S. equity, international equity, fixed-income, and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2016, which will change over time, are approximately as follows: U.S. Equity: 56.28%; International Equity: 24.12%; Fixed-Income: 19.60%; Short-Term Fixed-Income: 0.00%; and Inflation-Protected Assets: 0.00%.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Equity Index Fund (U.S. Equity); International Equity Index Fund and Emerging Markets Equity Index Fund (International Equity); Bond Index Fund (Fixed-Income); Short-Term Bond Index Fund (Short-Term Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2015, are listed in the chart below. These allocations will change over time. Underlying Fund allocations in particular may change from year to year.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	82.03%	U.S. Equity	57.76%	• Equity Index Fund	57.76%
		International Equity	24.27%	• International Equity Index Fund	18.65%
				• Emerging Markets Equity Index Fund	5.62%
FIXED-INCOME	17.97%	Fixed-Income	17.97%	• Bond Index Fund	17.97%

Total	100.00%	100.00%	100.00%

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     61

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately seven to ten years following the target date.

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Index Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Index Retirement Income Fund is designed to maintain a relatively stable allocation among the Underlying Funds reflecting the resting point on the glidepath described in the chart above. More detailed information about the Lifecycle Index Retirement Income Fund is contained in the prospectus for that fund.

Principal investment risks

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

62     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

• Index Risk—The risk that the Fund’s performance may not correspond to its benchmark index for any period of time and may underperform such index or the overall financial market. Additionally, to the extent that the Fund’s investments vary from the composition of its benchmark index, the Fund’s performance could potentially vary from the index’s performance to a greater extent than if the Fund merely attempted to replicate the index.

• Underlying Funds Risks—The Fund is exposed to the risks of the Underlying Funds in which it invests in direct proportion to the amount of assets the Fund allocates to each Underlying Fund.

• Equity Underlying Funds Risks—The risks of investing in equity Underlying Funds include risks specific to their investment strategies, as well as risks related to the equity markets in general, such as:

• market risk—The risk that the price of equity investments may decline in response to general market and economic conditions or events, including conditions and developments outside of the financial markets;

• issuer risk—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time; and

• foreign investment risk– The increased risks of adverse issuer, political, regulatory, currency, market or economic developments compared to investments in U.S. issuers, which can result in greater market and price volatility.

• Fixed-Income Underlying Funds Risks—The risks of investing in fixed-income Underlying Funds include risks specific to their investment strategies, as well as risks related to the fixed-income markets in general, such as:

• credit risk—The risk that a decline in an issuer’s financial position may prevent it from making principal and interest payments on fixed-income investments held by a Fund when due;

• interest rate risk—The risk that the value or yield of fixed-income investments may decline if interest rates change, which could adversely affect a Fund’s income or the value of its holdings;

• income volatility risk—The risk that the level of current income from a Fund’s portfolio of fixed-income securities may decline due to rapid and unpredictable changes in prevailing market interest rates;

• call risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in a Fund’s income; and

• extension risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected,

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     63

preventing a Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

• Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

• Fund of Funds Risk—The ability of the Fund to achieve its investment objective will depend in part upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the Prospectus for more detailed information about the risks described above, including the risks of the Underlying Funds.

Past performance

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Because the Fund only recently began offering [Investor] Class shares, the performance information shown is for the Fund’s existing classes, which would have substantially similar annual returns to the new [Investor] Class because all of the Fund’s classes are invested in the same portfolio of securities with the only difference being that the classes do not have the same expenses. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Retirement Class for a calendar quarter during the period covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Premier and Institutional Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2014, and how those returns compare to those of certain broad-based securities market indices and a composite index based on the Fund's target allocations. After-tax performance is also shown only for Retirement Class shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Retirement Class shares. The performance in the bar charts and table has not been restated to reflect any difference between the existing classes’ expenses and estimated [Investor] Class expenses. Because existing class shares generally are expected to have different expenses than [Investor] Class shares, if the charts below had been restated with [Investor] Class expenses, performance would have differed.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have

64     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Lifecycle Index 2035 Fund

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2015, was 2.44%.

Best quarter: 11.89%, for the quarter ended September 30, 2010. Worst quarter: -14.45%, for the quarter ended September 30, 2011.

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     65

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2014

	Inception Date	One Year	Five Years	Since Inception
Retirement Class	9/30/2009
Return Before Taxes		6.51%	11.03%	11.36%
Return After Taxes on Distributions		5.87%	10.55%	10.89%
Return After Taxes on Distributions and Sale of
Fund Shares		4.00%	8.72%	9.03%
Institutional Class	9/30/2009
Return Before Taxes		6.80%	11.31%	11.65%
Premier Class	9/30/2009
Return Before Taxes		6.68%	11.15%	11.48%
Russell 3000® Index
(reflects no deductions for fees, expenses or taxes)		12.56%	15.63%	16.09%†
Barclays U.S. Aggregate Bond Index
(reflects no deductions for fees, expenses or taxes)		5.97%	4.45%	4.27%†
Lifecycle Index 2035 Fund Composite Index‡
(reflects no deductions for fees, expenses or taxes)		7.11%	11.50%	11.85%†
Current performance of the Fund’s shares may be higher or lower than that shown above.
†		Performance is calculated from the inception date of the Retirement Class.
‡

As of the close of business on December 31, 2014, the Lifecycle Index 2035 Fund Composite Index consisted of: 58.0% Russell 3000® Index; 24.8% MSCI EAFE + Emerging Markets Index; and 17.2% Barclays U.S. Aggregate Bond Index. The Fund’s composite benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

Portfolio management

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, Inc.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Hans Erickson, CFA	John Cunniff, CFA
Title:	Managing Director	Managing Director
Experience on Fund:	since 2009	since 2009

Purchase and sale of [Investor] Class shares

[Investor] Class shares are available for purchase through certain financial intermediaries and employee benefit plans. The Fund also offers Institutional,

66     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

Retirement, and Premier Class shares, which are offered through another prospectus that contains information about their respective eligibility criteria.

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any day that the New York Stock Exchange (“NYSE”) is open for business. Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements.

Tax information

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

Payments to broker-dealers and other financial intermediary compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the financial intermediary for providing investor services. The Fund’s related companies may also pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conﬂict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     67

Summary information

TIAA-CREF Lifecycle Index 2040 Fund

of the TIAA-CREF Funds

Investment objective

The Lifecycle Index 2040 Fund seeks high total return over time through a combination of capital appreciation and income.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

[Investor] Class
Maximum sales charge imposed on purchases (percentage of offering price)	X%
Maximum deferred sales charge	X%
Maximum sales charge imposed on reinvested dividends and other distributions	X%
Redemption or exchange fee	X%
Maximum account fee	X%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

[Investor] Class
Management fees	X.XX%
Distribution (Rule 12b-1) fees	X.XX%
Other expenses	X.XX%
Acquired Fund fees and expenses	X.XX%
Total annual Fund operating expenses	X.XX%
Waivers and expense reimbursements	X.XX%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	X.XX%

68     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement agreement will remain in place through [December __, 2016], but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

[Investor] Class
1 year	$	X
3 years	$	XX
5 years	$	XXX
10 years	$	XXX

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2015, the Fund’s portfolio turnover rate was 6% of the average value of its portfolio.

Principal investment strategies

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the Trust and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have an approximate target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire within a few years of 2040. The Fund has a policy of investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in Underlying Funds that are managed to seek investment returns that track particular market indices.

The Fund’s investment adviser, Teachers Advisors, Inc. (“Advisors”), expects to allocate approximately 90.00% of the Fund’s assets to equity Underlying

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     69

Funds and 10.00% of the Fund’s assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to ten percentage points from the targets. The target allocations along the investment glidepath, illustrated in the chart below, gradually become more conservative, moving to target allocations of approximately 50% equity/50% fixed-income in the Fund’s target retirement year of 2040 and reaching the Fund’s final target allocation of approximately 40% equity/60% fixed-income at some point from 2047 to 2050. Within the equity and fixed-income asset classes, Advisors allocates the Fund’s investments to particular market sectors (U.S. equity, international equity, fixed-income, and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2016, which will change over time, are approximately as follows: U.S. Equity: 61.88%; International Equity: 26.52%; Fixed-Income: 11.60%; Short-Term Fixed-Income: 0.00%; and Inflation-Protected Assets: 0.00%.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Equity Index Fund (U.S. Equity); International Equity Index Fund and Emerging Markets Equity Index Fund (International Equity); Bond Index Fund (Fixed-Income); Short-Term Bond Index Fund (Short-Term Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2015, are listed in the chart below. These allocations will change over time. Underlying Fund allocations in particular may change from year to year.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	89.98%	U.S. Equity	63.30%	• Equity Index Fund	63.30%
		International Equity	26.68%	• International Equity Index Fund	20.50%
				• Emerging Markets Equity Index Fund	6.18%
FIXED-INCOME	10.02%	Fixed-Income	10.02%	• Bond Index Fund	10.02%

Total	100.00%	100.00%	100.00%

70     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately seven to ten years following the target date.

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Index Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Index Retirement Income Fund is designed to maintain a relatively stable allocation among the Underlying Funds reflecting the resting point on the glidepath described in the chart above. More detailed information about the Lifecycle Index Retirement Income Fund is contained in the prospectus for that fund.

Principal investment risks

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     71

• Index Risk—The risk that the Fund’s performance may not correspond to its benchmark index for any period of time and may underperform such index or the overall financial market. Additionally, to the extent that the Fund’s investments vary from the composition of its benchmark index, the Fund’s performance could potentially vary from the index’s performance to a greater extent than if the Fund merely attempted to replicate the index.

• Underlying Funds Risks—The Fund is exposed to the risks of the Underlying Funds in which it invests in direct proportion to the amount of assets the Fund allocates to each Underlying Fund.

• Equity Underlying Funds Risks—The risks of investing in equity Underlying Funds include risks specific to their investment strategies, as well as risks related to the equity markets in general, such as:

• market risk—The risk that the price of equity investments may decline in response to general market and economic conditions or events, including conditions and developments outside of the financial markets;

• issuer risk—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time; and

• foreign investment risk– The increased risks of adverse issuer, political, regulatory, currency, market or economic developments compared to investments in U.S. issuers, which can result in greater market and price volatility.

• Fixed-Income Underlying Funds Risks—The risks of investing in fixed-income Underlying Funds include risks specific to their investment strategies, as well as risks related to the fixed-income markets in general, such as:

• credit risk—The risk that a decline in an issuer’s financial position may prevent it from making principal and interest payments on fixed-income investments held by a Fund when due;

• interest rate risk—The risk that the value or yield of fixed-income investments may decline if interest rates change, which could adversely affect a Fund’s income or the value of its holdings;

• income volatility risk—The risk that the level of current income from a Fund’s portfolio of fixed-income securities may decline due to rapid and unpredictable changes in prevailing market interest rates;

• call risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in a Fund’s income; and

• extension risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected,

72     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

preventing a Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

• Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

• Fund of Funds Risk—The ability of the Fund to achieve its investment objective will depend in part upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the Prospectus for more detailed information about the risks described above, including the risks of the Underlying Funds.

Past performance

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Because the Fund only recently began offering [Investor] Class shares, the performance information shown is for the Fund’s existing classes, which would have substantially similar annual returns to the new [Investor] Class because all of the Fund’s classes are invested in the same portfolio of securities with the only difference being that the classes do not have the same expenses. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Retirement Class for a calendar quarter during the period covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Premier and Institutional Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2014, and how those returns compare to those of certain broad-based securities market indices and a composite index based on the Fund's target allocations. After-tax performance is also shown only for Retirement Class shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Retirement Class shares. The performance in the bar charts and table has not been restated to reflect any difference between the existing classes’ expenses and estimated [Investor] Class expenses. Because existing class shares generally are expected to have different expenses than [Investor] Class shares, if the charts below had been restated with [Investor] Class expenses, performance would have differed.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     73

been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Lifecycle Index 2040 Fund

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2015, was 2.59%.

Best quarter: 11.87%, for the quarter ended September 30, 2010. Worst quarter: -14.82%, for the quarter ended September 30, 2011.

74     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2014

	Inception Date	One Year	Five Years	Since Inception
Retirement Class	9/30/2009
Return Before Taxes		6.56%	11.38%	11.70%
Return After Taxes on Distributions		5.92%	10.90%	11.23%
Return After Taxes on Distributions and Sale of
Fund Shares		4.05%	9.02%	9.31%
Institutional Class	9/30/2009
Return Before Taxes		6.85%	11.65%	11.97%
Premier Class	9/30/2009
Return Before Taxes		6.65%	11.47%	11.79%
Russell 3000® Index
(reflects no deductions for fees, expenses or taxes)		12.56%	15.63%	16.09%†
Barclays U.S. Aggregate Bond Index
(reflects no deductions for fees, expenses or taxes)		5.97%	4.45%	4.27%†
Lifecycle Index 2040 Fund Composite Index‡
(reflects no deductions for fees, expenses or taxes)		7.18%	11.84%	12.17%†
Current performance of the Fund’s shares may be higher or lower than that shown above.
†		Performance is calculated from the inception date of the Retirement Class.
‡

As of the close of business on December 31, 2014, the Lifecycle Index 2040 Fund Composite Index consisted of: 63.0% Russell 3000® Index; 27.0% MSCI EAFE + Emerging Markets Index; and 10.0% Barclays U.S. Aggregate Bond Index. The Fund’s composite benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

Portfolio management

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, Inc.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Hans Erickson, CFA	John Cunniff, CFA
Title:	Managing Director	Managing Director
Experience on Fund:	since 2009	since 2009

Purchase and sale of [Investor] Class shares

[Investor] Class shares are available for purchase through certain financial intermediaries and employee benefit plans. The Fund also offers Institutional,

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     75

Retirement, and Premier Class shares, which are offered through another prospectus that contains information about their respective eligibility criteria.

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any day that the New York Stock Exchange (“NYSE”) is open for business. Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements.

Tax information

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

Payments to broker-dealers and other financial intermediary compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the financial intermediary for providing investor services. The Fund’s related companies may also pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conﬂict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

76     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

Summary information

TIAA-CREF Lifecycle Index 2045 Fund

of the TIAA-CREF Funds

Investment objective

The Lifecycle Index 2045 Fund seeks high total return over time through a combination of capital appreciation and income.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

[Investor] Class
Maximum sales charge imposed on purchases (percentage of offering price)	X%
Maximum deferred sales charge	X%
Maximum sales charge imposed on reinvested dividends and other distributions	X%
Redemption or exchange fee	X%
Maximum account fee	X%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

[Investor] Class
Management fees	X.XX%
Distribution (Rule 12b-1) fees	X.XX%
Other expenses	X.XX%
Acquired Fund fees and expenses	X.XX%
Total annual Fund operating expenses	X.XX%
Waivers and expense reimbursements	X.XX%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	X.XX%

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     77

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement agreement will remain in place through [December __, 2016], but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

[Investor] Class
1 year	$	X
3 years	$	XX
5 years	$	XXX
10 years	$	XXX

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2015, the Fund’s portfolio turnover rate was 5% of the average value of its portfolio.

Principal investment strategies

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the Trust and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have an approximate target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire within a few years of 2045. The Fund has a policy of investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in Underlying Funds that are managed to seek investment returns that track particular market indices.

The Fund’s investment adviser, Teachers Advisors, Inc. (“Advisors”), expects to allocate approximately 90.00% of the Fund’s assets to equity Underlying

78     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

Funds and 10.00% of the Fund’s assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to ten percentage points from the targets. The target allocations along the investment glidepath, illustrated in the chart below, gradually become more conservative, moving to target allocations of approximately 50% equity/50% fixed-income in the Fund’s target retirement year of 2045 and reaching the Fund’s final target allocation of approximately 40% equity/60% fixed-income at some point from 2052 to 2055. Within the equity and fixed-income asset classes, Advisors allocates the Fund’s investments to particular market sectors (U.S. equity, international equity, fixed-income, and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2016, which will change over time, are approximately as follows: U.S. Equity: 63.00%; International Equity: 27.00%; Fixed-Income: 10.00%; Short-Term Fixed-Income: 0.00%; and Inflation-Protected Assets: 0.00%.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Equity Index Fund (U.S. Equity); International Equity Index Fund and Emerging Markets Equity Index Fund (International Equity); Bond Index Fund (Fixed-Income); Short-Term Bond Index Fund (Short-Term Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2015, are listed in the chart below. These allocations will change over time. Underlying Fund allocations in particular may change from year to year.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	89.97%	U.S. Equity	63.15%	• Equity Index Fund	63.15%
		International Equity	26.82%	• International Equity Index Fund	20.61%
				• Emerging Markets Equity Index Fund	6.21%
FIXED-INCOME	10.03%	Fixed-Income	10.03%	• Bond Index Fund	10.03%

Total	100.00%	100.00%	100.00%

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     79

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately seven to ten years following the target date.

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Index Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Index Retirement Income Fund is designed to maintain a relatively stable allocation among the Underlying Funds reflecting the resting point on the glidepath described in the chart above. More detailed information about the Lifecycle Index Retirement Income Fund is contained in the prospectus for that fund.

Principal investment risks

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

80     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

• Index Risk—The risk that the Fund’s performance may not correspond to its benchmark index for any period of time and may underperform such index or the overall financial market. Additionally, to the extent that the Fund’s investments vary from the composition of its benchmark index, the Fund’s performance could potentially vary from the index’s performance to a greater extent than if the Fund merely attempted to replicate the index.

• Underlying Funds Risks—The Fund is exposed to the risks of the Underlying Funds in which it invests in direct proportion to the amount of assets the Fund allocates to each Underlying Fund.

• Equity Underlying Funds Risks—The risks of investing in equity Underlying Funds include risks specific to their investment strategies, as well as risks related to the equity markets in general, such as:

• market risk—The risk that the price of equity investments may decline in response to general market and economic conditions or events, including conditions and developments outside of the financial markets;

• issuer risk—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time; and

• foreign investment risk– The increased risks of adverse issuer, political, regulatory, currency, market or economic developments compared to investments in U.S. issuers, which can result in greater market and price volatility.

• Fixed-Income Underlying Funds Risks—The risks of investing in fixed-income Underlying Funds include risks specific to their investment strategies, as well as risks related to the fixed-income markets in general, such as:

• credit risk—The risk that a decline in an issuer’s financial position may prevent it from making principal and interest payments on fixed-income investments held by a Fund when due;

• interest rate risk—The risk that the value or yield of fixed-income investments may decline if interest rates change, which could adversely affect a Fund’s income or the value of its holdings;

• income volatility risk—The risk that the level of current income from a Fund’s portfolio of fixed-income securities may decline due to rapid and unpredictable changes in prevailing market interest rates;

• call risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in a Fund’s income; and

• extension risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected,

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     81

preventing a Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

• Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

• Fund of Funds Risk—The ability of the Fund to achieve its investment objective will depend in part upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the Prospectus for more detailed information about the risks described above, including the risks of the Underlying Funds.

Past performance

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Because the Fund only recently began offering [Investor] Class shares, the performance information shown is for the Fund’s existing classes, which would have substantially similar annual returns to the new [Investor] Class because all of the Fund’s classes are invested in the same portfolio of securities with the only difference being that the classes do not have the same expenses. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Retirement Class for a calendar quarter during the period covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Premier and Institutional Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2014, and how those returns compare to those of certain broad-based securities market indices and a composite index based on the Fund's target allocations. After-tax performance is also shown only for Retirement Class shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Retirement Class shares. The performance in the bar charts and table has not been restated to reflect any difference between the existing classes’ expenses and estimated [Investor] Class expenses. Because existing class shares generally are expected to have different expenses than [Investor] Class shares, if the charts below had been restated with [Investor] Class expenses, performance would have differed.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have

82     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Lifecycle Index 2045 Fund

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2015, was 2.60%.

Best quarter: 11.95%, for the quarter ended September 30, 2010. Worst quarter: -14.77%, for the quarter ended September 30, 2011.

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     83

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2014

	Inception Date	One Year	Five Years	Since Inception
Retirement Class	9/30/2009
Return Before Taxes		6.56%	11.38%	11.69%
Return After Taxes on Distributions		5.93%	10.92%	11.22%
Return After Taxes on Distributions and Sale of
Fund Shares		4.05%	9.03%	9.31%
Institutional Class	9/30/2009
Return Before Taxes		6.85%	11.66%	11.97%
Premier Class	9/30/2009
Return Before Taxes		6.73%	11.50%	11.81%
Russell 3000® Index
(reflects no deductions for fees, expenses or taxes)		12.56%	15.63%	16.09%†
Barclays U.S. Aggregate Bond Index
(reflects no deductions for fees, expenses or taxes)		5.97%	4.45%	4.27%†
Lifecycle Index 2045 Fund Composite Index‡
(reflects no deductions for fees, expenses or taxes)		7.18%	11.84%	12.17%†
Current performance of the Fund’s shares may be higher or lower than that shown above.
†		Performance is calculated from the inception date of the Retirement Class.
‡

As of the close of business on December 31, 2014, the Lifecycle Index 2045 Fund Composite Index consisted of: 63.0% Russell 3000® Index; 27.0% MSCI EAFE + Emerging Markets Index; and 10.0% Barclays U.S. Aggregate Bond Index. The Fund’s composite benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

Portfolio management

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, Inc.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Hans Erickson, CFA	John Cunniff, CFA
Title:	Managing Director	Managing Director
Experience on Fund:	since 2009	since 2009

Purchase and sale of [Investor] Class shares

[Investor] Class shares are available for purchase through certain financial intermediaries and employee benefit plans. The Fund also offers Institutional,

84     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

Retirement, and Premier Class shares, which are offered through another prospectus that contains information about their respective eligibility criteria.

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any day that the New York Stock Exchange (“NYSE”) is open for business. Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements.

Tax information

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

Payments to broker-dealers and other financial intermediary compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the financial intermediary for providing investor services. The Fund’s related companies may also pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conﬂict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     85

Summary information

TIAA-CREF Lifecycle Index 2050 Fund

of the TIAA-CREF Funds

Investment objective

The Lifecycle Index 2050 Fund seeks high total return over time through a combination of capital appreciation and income.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

[Investor] Class
Maximum sales charge imposed on purchases (percentage of offering price)	X%
Maximum deferred sales charge	X%
Maximum sales charge imposed on reinvested dividends and other distributions	X%
Redemption or exchange fee	X%
Maximum account fee	X%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

[Investor] Class
Management fees	X.XX%
Distribution (Rule 12b-1) fees	X.XX%
Other expenses	X.XX%
Acquired Fund fees and expenses	X.XX%
Total annual Fund operating expenses	X.XX%
Waivers and expense reimbursements	X.XX%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	X.XX%

86     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement agreement will remain in place through [December __, 2016], but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

[Investor] Class
1 year	$	X
3 years	$	XX
5 years	$	XXX
10 years	$	XXX

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2015, the Fund’s portfolio turnover rate was 5% of the average value of its portfolio.

Principal investment strategies

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the Trust and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have an approximate target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire within a few years of 2050. The Fund has a policy of investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in Underlying Funds that are managed to seek investment returns that track particular market indices.

The Fund’s investment adviser, Teachers Advisors, Inc. (“Advisors”), expects to allocate approximately 90.00% of the Fund’s assets to equity Underlying

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     87

Funds and 10.00% of the Fund’s assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to ten percentage points from the targets. The target allocations along the investment glidepath, illustrated in the chart below, gradually become more conservative, moving to target allocations of approximately 50% equity/50% fixed-income in the Fund’s target retirement year of 2050 and reaching the Fund’s final target allocation of approximately 40% equity/60% fixed-income at some point from 2057 to 2060. Within the equity and fixed-income asset classes, Advisors allocates the Fund’s investments to particular market sectors (U.S. equity, international equity, fixed-income, and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2016, which will change over time, are approximately as follows: U.S. Equity: 63.00%; International Equity: 27.00%; Fixed-Income: 10.00%; Short-Term Fixed-Income: 0.00%; and Inflation-Protected Assets: 0.00%.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Equity Index Fund (U.S. Equity); International Equity Index Fund and Emerging Markets Equity Index Fund (International Equity); Bond Index Fund (Fixed-Income); Short-Term Bond Index Fund (Short-Term Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2015, are listed in the chart below. These allocations will change over time. Underlying Fund allocations in particular may change from year to year.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	90.00%	U.S. Equity	63.24%	• Equity Index Fund	63.24%
		International Equity	26.76%	• International Equity Index Fund	20.56%
				• Emerging Markets Equity Index Fund	6.20%
FIXED-INCOME	10.00%	Fixed-Income	10.00%	• Bond Index Fund	10.00%

Total	100.00%	100.00%	100.00%

88     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately seven to ten years following the target date.

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Index Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Index Retirement Income Fund is designed to maintain a relatively stable allocation among the Underlying Funds reflecting the resting point on the glidepath described in the chart above. More detailed information about the Lifecycle Index Retirement Income Fund is contained in the prospectus for that fund.

Principal investment risks

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     89

• Index Risk—The risk that the Fund’s performance may not correspond to its benchmark index for any period of time and may underperform such index or the overall financial market. Additionally, to the extent that the Fund’s investments vary from the composition of its benchmark index, the Fund’s performance could potentially vary from the index’s performance to a greater extent than if the Fund merely attempted to replicate the index.

• Underlying Funds Risks—The Fund is exposed to the risks of the Underlying Funds in which it invests in direct proportion to the amount of assets the Fund allocates to each Underlying Fund.

• Equity Underlying Funds Risks—The risks of investing in equity Underlying Funds include risks specific to their investment strategies, as well as risks related to the equity markets in general, such as:

• market risk—The risk that the price of equity investments may decline in response to general market and economic conditions or events, including conditions and developments outside of the financial markets;

• issuer risk—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time; and

• foreign investment risk– The increased risks of adverse issuer, political, regulatory, currency, market or economic developments compared to investments in U.S. issuers, which can result in greater market and price volatility.

• Fixed-Income Underlying Funds Risks—The risks of investing in fixed-income Underlying Funds include risks specific to their investment strategies, as well as risks related to the fixed-income markets in general, such as:

• credit risk—The risk that a decline in an issuer’s financial position may prevent it from making principal and interest payments on fixed-income investments held by a Fund when due;

• interest rate risk—The risk that the value or yield of fixed-income investments may decline if interest rates change, which could adversely affect a Fund’s income or the value of its holdings;

• income volatility risk—The risk that the level of current income from a Fund’s portfolio of fixed-income securities may decline due to rapid and unpredictable changes in prevailing market interest rates;

• call risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in a Fund’s income; and

• extension risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected,

90     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

preventing a Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

• Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

• Fund of Funds Risk—The ability of the Fund to achieve its investment objective will depend in part upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the Prospectus for more detailed information about the risks described above, including the risks of the Underlying Funds.

Past performance

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Because the Fund only recently began offering [Investor] Class shares, the performance information shown is for the Fund’s existing classes, which would have substantially similar annual returns to the new [Investor] Class because all of the Fund’s classes are invested in the same portfolio of securities with the only difference being that the classes do not have the same expenses. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Retirement Class for a calendar quarter during the period covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Premier and Institutional Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2014, and how those returns compare to those of certain broad-based securities market indices and a composite index based on the Fund's target allocations. After-tax performance is also shown only for Retirement Class shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Retirement Class shares. The performance in the bar charts and table has not been restated to reflect any difference between the existing classes’ expenses and estimated [Investor] Class expenses. Because existing class shares generally are expected to have different expenses than [Investor] Class shares, if the charts below had been restated with [Investor] Class expenses, performance would have differed.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     91

been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Lifecycle Index 2050 Fund

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2015, was 2.67%.

Best quarter: 11.85%, for the quarter ended September 30, 2010. Worst quarter: -14.85%, for the quarter ended September 30, 2011.

92     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2014

	Inception Date	One Year	Five Years	Since Inception
Retirement Class	9/30/2009
Return Before Taxes		6.53%	11.37%	11.69%
Return After Taxes on Distributions		5.88%	10.90%	11.21%
Return After Taxes on Distributions and Sale of
Fund Shares		4.03%	9.02%	9.31%
Institutional Class	9/30/2009
Return Before Taxes		6.80%	11.65%	11.97%
Premier Class	9/30/2009
Return Before Taxes		6.68%	11.49%	11.81%
Russell 3000® Index
(reflects no deductions for fees, expenses or taxes)		12.56%	15.63%	16.09%†
Barclays U.S. Aggregate Bond Index
(reflects no deductions for fees, expenses or taxes)		5.97%	4.45%	4.27%†
Lifecycle Index 2050 Fund Composite Index‡
(reflects no deductions for fees, expenses or taxes)		7.18%	11.84%	12.17%†
Current performance of the Fund’s shares may be higher or lower than that shown above.
†		Performance is calculated from the inception date of the Retirement Class.
‡

As of the close of business on December 31, 2014, the Lifecycle Index 2050 Fund Composite Index consisted of: 63.0% Russell 3000® Index; 27.0% MSCI EAFE + Emerging Markets Index; and 10.0% Barclays U.S. Aggregate Bond Index. The Fund’s composite benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

Portfolio management

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, Inc.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Hans Erickson, CFA	John Cunniff, CFA
Title:	Managing Director	Managing Director
Experience on Fund:	since 2009	since 2009

Purchase and sale of [Investor] Class shares

[Investor] Class shares are available for purchase through certain financial intermediaries and employee benefit plans. The Fund also offers Institutional,

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     93

Retirement, and Premier Class shares, which are offered through another prospectus that contains information about their respective eligibility criteria.

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any day that the New York Stock Exchange (“NYSE”) is open for business. Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements.

Tax information

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

Payments to broker-dealers and other financial intermediary compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the financial intermediary for providing investor services. The Fund’s related companies may also pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conﬂict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

94     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

Summary information

TIAA-CREF Lifecycle Index 2055 Fund

of the TIAA-CREF Funds

Investment objective

The Lifecycle Index 2055 Fund seeks high total return over time through a combination of capital appreciation and income.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

[Investor] Class
Maximum sales charge imposed on purchases (percentage of offering price)	X%
Maximum deferred sales charge	X%
Maximum sales charge imposed on reinvested dividends and other distributions	X%
Redemption or exchange fee	X%
Maximum account fee	X%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

[Investor] Class
Management fees	X.XX%
Distribution (Rule 12b-1) fees	X.XX%
Other expenses	X.XX%
Acquired Fund fees and expenses	X.XX%
Total annual Fund operating expenses	X.XX%
Waivers and expense reimbursements	X.XX%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	X.XX%

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     95

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement agreement will remain in place through [December __, 2016], but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

[Investor] Class
1 year	$	X
3 years	$	XX
5 years	$	XXX
10 years	$	XXX

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2015, the Fund’s portfolio turnover rate was 9% of the average value of its portfolio.

Principal investment strategies

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the Trust and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have an approximate target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire within a few years of 2055. The Fund has a policy of investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in Underlying Funds that are managed to seek investment returns that track particular market indices.

The Fund’s investment adviser, Teachers Advisors, Inc. (“Advisors”), expects to allocate approximately 90.00% of the Fund’s assets to equity Underlying

96     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

Funds and 10.00% of the Fund’s assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to ten percentage points from the targets. The target allocations along the investment glidepath, illustrated in the chart below, gradually become more conservative, moving to target allocations of approximately 50% equity/50% fixed-income in the Fund’s target retirement year of 2055 and reaching the Fund’s final target allocation of approximately 40% equity/60% fixed-income at some point from 2062 to 2065. Within the equity and fixed-income asset classes, Advisors allocates the Fund’s investments to particular market sectors (U.S. equity, international equity, fixed income and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2016, which will change over time, are approximately as follows: U.S. Equity: 63.00%; International Equity: 27.00%; Fixed-Income: 10.00%; Short-Term Fixed-Income: 0.00%; and Inflation-Protected Assets: 0.00%.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Equity Index Fund (U.S. Equity); International Equity Index Fund and Emerging Markets Equity Index Fund (International Equity); Bond Index Fund (Fixed-Income); Short-Term Bond Index Fund (Short-Term Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2015, are listed in the chart below. These allocations will change over time. Underlying Fund allocations in particular may change from year to year.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	89.99%	U.S. Equity	63.21%	• Equity Index Fund	63.21%
		International Equity	26.78%	• International Equity Index Fund	20.58%
				• Emerging Markets Equity Index Fund	6.20%
FIXED-INCOME	10.01%	Fixed-Income	10.01%	• Bond Index Fund	10.01%

Total	100.00%	100.00%	100.00%

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     97

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately seven to ten years following the target date.

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Index Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Index Retirement Income Fund is designed to maintain a relatively stable allocation among the Underlying Funds reflecting the resting point on the glidepath described in the chart above. More detailed information about the Lifecycle Index Retirement Income Fund is contained in the prospectus for that fund.

Principal investment risks

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

98     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

• Index Risk—The risk that the Fund’s performance may not correspond to its benchmark index for any period of time and may underperform such index or the overall financial market. Additionally, to the extent that the Fund’s investments vary from the composition of its benchmark index, the Fund’s performance could potentially vary from the index’s performance to a greater extent than if the Fund merely attempted to replicate the index.

• Underlying Funds Risks—The Fund is exposed to the risks of the Underlying Funds in which it invests in direct proportion to the amount of assets the Fund allocates to each Underlying Fund.

• Equity Underlying Funds Risks—The risks of investing in equity Underlying Funds include risks specific to their investment strategies, as well as risks related to the equity markets in general, such as:

• market risk—The risk that the price of equity investments may decline in response to general market and economic conditions or events, including conditions and developments outside of the financial markets;

• issuer risk—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time; and

• foreign investment risk– The increased risks of adverse issuer, political, regulatory, currency, market or economic developments compared to investments in U.S. issuers, which can result in greater market and price volatility.

• Fixed-Income Underlying Funds Risks—The risks of investing in fixed-income Underlying Funds include risks specific to their investment strategies, as well as risks related to the fixed-income markets in general, such as:

• credit risk—The risk that a decline in an issuer’s financial position may prevent it from making principal and interest payments on fixed-income investments held by a Fund when due;

• interest rate risk—The risk that the value or yield of fixed-income investments may decline if interest rates change, which could adversely affect a Fund’s income or the value of its holdings;

• income volatility risk—The risk that the level of current income from a Fund’s portfolio of fixed-income securities may decline due to rapid and unpredictable changes in prevailing market interest rates;

• call risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in a Fund’s income; and

• extension risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected,

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     99

preventing a Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

• Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

• Fund of Funds Risk—The ability of the Fund to achieve its investment objective will depend in part upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the Prospectus for more detailed information about the risks described above, including the risks of the Underlying Funds.

Past performance

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Because the Fund only recently began offering [Investor] Class shares, the performance information shown is for the Fund’s existing classes, which would have substantially similar annual returns to the new [Investor] Class because all of the Fund’s classes are invested in the same portfolio of securities with the only difference being that the classes do not have the same expenses. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Retirement Class for a calendar quarter during the period covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Premier and Institutional Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2014, and how those returns compare to those of certain broad-based securities market indices and a composite index based on the Fund's target allocations. After-tax performance is also shown only for Retirement Class shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Retirement Class shares. The performance in the bar charts and table has not been restated to reflect any difference between the existing classes’ expenses and estimated [Investor] Class expenses. Because existing class shares generally are expected to have different expenses than [Investor] Class shares, if the charts below had been restated with [Investor] Class expenses, performance would have differed.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have

100     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)†

Lifecycle Index 2055 Fund

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2015, was 2.56%.

Best quarter: 11.36%, for the quarter ended March 31, 2012. Worst quarter: -3.64%, for the quarter ended June 30, 2012.

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     101

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2014

	Inception Date	One Year	Since Inception
Retirement Class	4/29/2011
Return Before Taxes		6.62%	9.33%
Return After Taxes on Distributions		5.98%	8.81%
Return After Taxes on Distributions and Sale of
Fund Shares		4.08%	7.24%
Institutional Class	4/29/2011
Return Before Taxes		6.86%	9.60%
Premier Class	4/29/2011
Return Before Taxes		6.73%	9.45%
Russell 3000® Index
(reflects no deductions for fees, expenses or taxes)		12.56%	13.91%†
Barclays U.S. Aggregate Bond Index
(reflects no deductions for fees, expenses or taxes)		5.97%	3.81%†
Lifecycle Index 2055 Fund Composite Index‡
(reflects no deductions for fees, expenses or taxes)		7.18%	9.79%†
Current performance of the Fund’s shares may be higher or lower than that shown above.
†		Performance is calculated from the inception date of the Retirement Class.
‡

As of the close of business on December 31, 2014, the Lifecycle Index 2055 Fund Composite Index consisted of: 63.0% Russell 3000® Index; 27.0% MSCI EAFE + Emerging Markets Index; and 10.0% Barclays U.S. Aggregate Bond Index. The Fund’s composite benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

Portfolio management

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, Inc.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Hans Erickson, CFA	John Cunniff, CFA
Title:	Managing Director	Managing Director
Experience on Fund:	since 2011	since 2011

102     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

Purchase and sale of [Investor] Class shares

[Investor] Class shares are available for purchase through certain financial intermediaries and employee benefit plans. The Fund also offers Institutional, Retirement, and Premier Class shares, which are offered through another prospectus that contains information about their respective eligibility criteria.

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any day that the New York Stock Exchange (“NYSE”) is open for business. Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements.

Tax information

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

Payments to broker-dealers and other financial intermediary compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the financial intermediary for providing investor services. The Fund’s related companies may also pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conﬂict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     103

Summary information

TIAA-CREF Lifecycle Index 2060 Fund

of the TIAA-CREF Funds

Investment objective

The Lifecycle Index 2060 Fund seeks high total return over time through a combination of capital appreciation and income.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

[Investor] Class
Maximum sales charge imposed on purchases (percentage of offering price)	X%
Maximum deferred sales charge	X%
Maximum sales charge imposed on reinvested dividends and other distributions	X%
Redemption or exchange fee	X%
Maximum account fee	X%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

[Investor] Class
Management fees	X.XX%
Distribution (Rule 12b-1) fees	X.XX%
Other expenses	X.XX%
Acquired Fund fees and expenses	X.XX%
Total annual Fund operating expenses	X.XX%
Waivers and expense reimbursements	X.XX%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	X.XX%

104     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement agreement will remain in place through [December __, 2016], but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

[Investor] Class
1 year	$	X
3 years	$	XX
5 years	$	XXX
10 years	$	XXX

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal period between September 26, 2014 (inception date) and May 31, 2015, the Fund’s portfolio turnover rate was 6% of the average value of its portfolio.

Principal investment strategies

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the Trust and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have an approximate target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire within a few years of 2060. The Fund has a policy of investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in Underlying Funds that are managed to seek investment returns that track particular market indices.

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     105

The Fund’s investment adviser, Teachers Advisors, Inc. (“Advisors”), expects to allocate approximately 90.00% of the Fund’s assets to equity Underlying Funds and 10.00% of the Fund’s assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to ten percentage points from the targets. The target allocations along the investment glidepath, illustrated in the chart below, gradually become more conservative, moving to target allocations of approximately 50% equity/50% fixed-income in the Fund’s target retirement year of 2060 and reaching the Fund’s final target allocation of approximately 40% equity/60% fixed-income at some point from 2067 to 2070. Within the equity and fixed-income asset classes, Advisors allocates the Fund’s investments to particular market sectors (U.S. equity, international equity, fixed income and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s target market sector allocations for June 30, 2016, which will change over time, are approximately as follows: U.S. Equity: 63.00%; International Equity: 27.00%; Fixed-Income: 10.00%; Short-Term Fixed-Income: 0.00%; and Inflation-Protected Assets: 0.00%.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Equity Index Fund (U.S. Equity); International Equity Index Fund and Emerging Markets Equity Index Fund (International Equity); Bond Index Fund (Fixed-Income); Short-Term Bond Index Fund (Short-Term Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s target asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, for June 30, 2015, are listed in the chart below. These allocations will change over time. Underlying Fund allocations in particular may change from year to year.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	89.94%	U.S. Equity	63.30%	• Equity Index Fund	63.30%
		International Equity	26.64%	• International Equity Index Fund	20.48%
				• Emerging Markets Equity Index Fund	6.16%
FIXED-INCOME	10.06%	Fixed-Income	10.06%	• Bond Index Fund	10.06%

106     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

Total	100.00%	100.00%	100.00%

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately seven to ten years following the target date.

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Index Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Index Retirement Income Fund is designed to maintain a relatively stable allocation among the Underlying Funds reflecting the resting point on the glidepath described in the chart above. More detailed information about the Lifecycle Index Retirement Income Fund is contained in the prospectus for that fund.

Principal investment risks

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     107

• Index Risk—The risk that the Fund’s performance may not correspond to its benchmark index for any period of time and may underperform such index or the overall financial market. Additionally, to the extent that the Fund’s investments vary from the composition of its benchmark index, the Fund’s performance could potentially vary from the index’s performance to a greater extent than if the Fund merely attempted to replicate the index.

• Underlying Funds Risks—The Fund is exposed to the risks of the Underlying Funds in which it invests in direct proportion to the amount of assets the Fund allocates to each Underlying Fund.

• Equity Underlying Funds Risks—The risks of investing in equity Underlying Funds include risks specific to their investment strategies, as well as risks related to the equity markets in general, such as:

• market risk—The risk that the price of equity investments may decline in response to general market and economic conditions or events, including conditions and developments outside of the financial markets;

• issuer risk—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time; and

• foreign investment risk– The increased risks of adverse issuer, political, regulatory, currency, market or economic developments compared to investments in U.S. issuers, which can result in greater market and price volatility.

• Fixed-Income Underlying Funds Risks—The risks of investing in fixed-income Underlying Funds include risks specific to their investment strategies, as well as risks related to the fixed-income markets in general, such as:

• credit risk—The risk that a decline in an issuer’s financial position may prevent it from making principal and interest payments on fixed-income investments held by a Fund when due;

• interest rate risk—The risk that the value or yield of fixed-income investments may decline if interest rates change, which could adversely affect a Fund’s income or the value of its holdings;

• income volatility risk—The risk that the level of current income from a Fund’s portfolio of fixed-income securities may decline due to rapid and unpredictable changes in prevailing market interest rates;

• call risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in a Fund’s income; and

• extension risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected,

108     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

preventing a Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

• Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

• Fund of Funds Risk—The ability of the Fund to achieve its investment objective will depend in part upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the Prospectus for more detailed information about the risks described above, including the risks of the Underlying Funds.

Past performance

Performance information is not available for the Fund because the Fund has less than one calendar year of performance.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

Portfolio management

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, Inc.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	Hans Erickson, CFA	John Cunniff, CFA
Title:	Managing Director	Managing Director
Experience on Fund:	since 2014	since 2014

Purchase and sale of [Investor] Class shares

[Investor] Class shares are available for purchase through certain financial intermediaries and employee benefit plans. The Fund also offers Institutional, Retirement, and Premier Class shares, which are offered through another prospectus that contains information about their respective eligibility criteria.

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any day that the New York Stock Exchange (“NYSE”) is open for business. Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements.

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     109

Tax information

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

Payments to broker-dealers and other financial intermediary compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the financial intermediary for providing investor services. The Fund’s related companies may also pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conﬂict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Additional information about investment strategies and risks

Additional information about the Funds

Each of the Funds is a “fund of funds” and diversifies its assets by investing in Institutional Class shares of other funds of the Trust and potentially other investment pools or investment products (the “Underlying Funds”). In general, each Fund (except the Lifecycle Index Retirement Income Fund) is designed for investors who have an approximate target retirement year in mind, and each Fund’s investments are adjusted from more aggressive to more conservative as a target retirement year approaches and for approximately seven to ten years afterwards. Generally, this means that each Fund’s investments (except the Lifecycle Index Retirement Income Fund) will gradually be reallocated to reduce weightings in Underlying Funds investing primarily in equity securities (stocks) and to increase weightings in Underlying Funds investing primarily in fixed-income securities (bonds) or money market instruments.

Each of the Lifecycle Index Funds has a policy of investing at least 80% of their assets (net assets, plus the amount of any borrowings for investment purposes) in Underlying Funds that are managed to seek an investment return that tracks particular market indices.

The Lifecycle Index Retirement Income Fund is not designed for investors who have a specific retirement year in mind and its allocations will not gradually adjust over time. Instead, the Lifecycle Index Retirement Income Fund is designed to maintain a relatively stable allocation among the Underlying Funds. The Lifecycle Index Retirement Income Fund has relatively fixed asset allocations

110     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

between Underlying Funds that invest primarily in equity securities and those that invest primarily in fixed-income (including money market) securities.

The use of a particular index as a Fund’s benchmark index is not a fundamental policy and can be changed without shareholder approval.

The Funds are not appropriate for market timing. You should not invest in the Funds if you are a market timer.

No one can assure that the Funds will achieve their investment objective and investors should not consider any one Fund to be a complete investment program.

Please see the Glossary toward the end of this Prospectus for certain defined terms used in this Prospectus.

More about the Funds’ strategy

General information about the Funds

This Prospectus describes the shares of twelve Lifecycle Index Funds, a sub-family of funds offered by the Trust. Each Fund is a separate investment portfolio or mutual fund, and has its own investment objective, investment strategies, restrictions and associated risks. An investor should consider each Fund separately to determine if it is an appropriate investment. Allocations for the Funds are based on historical risk/return characteristics and Advisors’ assumptions. If an asset class, market sector or Underlying Fund should perform in a fashion that varies from historical characteristics and/or Advisors’ assumptions, then the allocations may not achieve the intended risk/return characteristics. The investment objective of each Fund and its non-fundamental investment restrictions may be changed by the Board of Trustees of the Trust without shareholder approval. Certain investment restrictions described in the Statement of Additional Information (“SAI”) are fundamental and may only be changed with shareholder approval. Each Fund is diversified under the Investment Company Act of 1940, as amended (“1940 Act”).

Investment glidepath and target allocations

The target allocations along the investment glidepath for each Fund (except the Lifecycle Index Retirement Income Fund) will gradually become more conservative (e.g., invest less in Underlying Funds holding primarily equity securities and invest more in Underlying Funds holding primarily fixed-income securities) over time as the target retirement year of the Fund approaches and is passed.

Investors should note that each Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund, depending on performance of the equity markets generally.

The following chart shows, as of June 30, 2016, how the investment glidepath for each Fund (except the Lifecycle Index Retirement Income Fund) is expected to gradually move the Fund’s target allocations over time between the equity and

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     111

fixed-income asset classes and each Fund’s current position on the glidepath. The Lifecycle Index Retirement Income Fund has relatively fixed asset allocations that will not gradually adjust over time. The actual asset allocations of any particular Fund may differ from this chart.

The Funds’ investment glidepath

Rebalancing

In order to maintain its target allocations, each Fund will generally invest incoming monies from share purchases to underweighted Underlying Funds. If cash flows are not sufficient to reestablish the current target allocation for a particular Fund, the Fund will generally rebalance its allocation among the Underlying Funds by buying and selling Underlying Fund shares. Additionally, in certain limited cases, the Funds may utilize other financial instruments, including derivatives, exchange-traded funds and exchange-traded notes, to facilitate the Funds’ efficient portfolio management. To minimize the amount of disruption to the Funds’ portfolios, rebalancings, reallocations or adjustments to the investment glidepath may occur gradually depending on Advisors’ assessment of, among other things, fund flows and market conditions.

Other potential investments

In addition to seeking equity and fixed income market exposure through the Underlying Funds, the Funds may, in certain limited circumstances, directly invest in certain financial assets in order to seek to obtain desired portfolio exposures and to facilitate the Funds’ efficient portfolio management. Among other financial assets, the Funds may directly invest in equity and fixed-income securities, derivatives, exchange-traded funds and exchange-traded notes.

A portion of each Fund may also be invested in certain annuity or other contracts issued by Teachers Insurance and Annuity Association of America (“TIAA”), to the extent that it is determined that they are appropriate in light of the Funds’ desired levels of risk and potential return at the particular time, and

112     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

provided that the Funds have received any necessary exemptive relief from the SEC to participate in such investments.

Additional information about the Funds’ composite benchmark indices

The composite benchmark index for each of the Funds is a composite of five unmanaged benchmark indices that represent the five market sectors in which each of the Funds invests across the equity and fixed-income asset classes. The composite benchmark is created by applying the performance of the benchmark indices in proportion to each Fund’s target allocations across the market sectors. As a result, each Fund’s composite benchmark changes over time with changes in the Fund’s target allocations.

The five market sectors and the related benchmark indices for the Funds are as follows: U.S. Equity (Russell 3000® Index); International Equity (MSCI EAFE® Index + MSCI Emerging Markets® Index (the “MSCI EM Index,” and together with the MSCI EAFE Index, the “MSCI EAFE + EM Index”)); Fixed-Income (Barclays U.S. Aggregate Bond Index); Short-Term Fixed-Income (Barclays U.S. 1-3 Year Government/Credit Bond Index); and Inflation-Protected Assets (Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series–L)).

For performance during periods commencing February 1, 2011, the MSCI EAFE + EM Index replaced the MSCI EAFE Index in the Composite Index as the market sector index component for International Equity. For performance during periods commencing October 1, 2015, the Barclays U.S. 1-3 Year Government/Credit Bond Index will be the market sector index component for the Short-Term Bond Index in the Composite Index.

For current performance information of each Fund share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

The benchmark indices for the Funds are described below.

Russell 3000® Index (U.S. Equity)

The Russell 3000® Index represents the 3,000 largest publicly traded U.S. companies, based on market capitalization (according to the Russell Investment Group). Russell 3000® Index companies represent about 98% of the total market capitalization of the publicly traded U.S. equity market. As of September 30, 2015 the Russell 3000® Index had a mean market capitalization of $_____ billion and a median market capitalization of $___ billion. The largest market capitalization of companies in the Russell 3000® Index was $_____ billion. The Russell Investment Group determines the composition of the index based only on market capitalization and can change its composition at any time.

MSCI EAFE + EM Index (International Equity)

The MSCI EAFE + EM Index tracks the performance of the leading stocks in 22 MSCI developed countries outside of North America (Europe, Australasia and the Far East) and in 21 MSCI emerging countries. The MSCI EAFE + EM Index

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     113

constructs indices country by country, then assembles the country indices into regional indices. To construct an MSCI country index, the MSCI EAFE + EM Index analyzes each stock in that country’s market based on its market capitalization, trading volume, significant owners and other factors.

The stocks are sorted by free float adjusted market capitalization, and the largest stocks (meeting liquidity and trading volume requirements) are selected until approximately 85% of the free float adjusted market representation of each country’s market is reached. When combined as the MSCI EAFE + EM Index, the regional index captures approximately 85% of the free float adjusted market capitalization of 22 developed and 21 emerging countries around the world.

The MSCI EAFE + EM Index primarily includes securities of large- and mid-cap issuers. MSCI Barra determines the composition of the index based on a combination of factors including regional/country exposure, price, trading volume and significant owners, and can change its composition at any time.

Barclays U.S. Aggregate Bond Index (Fixed-Income)

The Barclays U.S. Aggregate Bond Index covers the U.S. investment-grade fixed-rate bond market, including government and corporate securities, agency mortgage pass through securities, asset-backed securities and commercial mortgage-backed securities. This index contains approximately 9,454 issues. The Barclays U.S. Aggregate Bond Index represents securities that are SEC-registered, taxable and dollar denominated. To be selected for inclusion in the Barclays U.S. Aggregate Bond Index, the securities must have a minimum maturity of one year. Securities must be rated investment-grade or higher using the middle rating of Moody’s, S&P and Fitch after dropping the highest and lowest available ratings. When a rating from only two agencies is available, the lower rating is used. When a rating from only one agency is available, that rating is used to determine index eligibility.

Barclays U.S. 1–3 Year Government/Credit Bond Index (Short-Term Fixed-Income)

The Barclays U.S. 1–3 Year Government/Credit Bond Index tracks the performance primarily of U.S. Treasury and agency securities and corporate bonds with 1–3 year maturities. The securities in the index must be rated investment-grade or higher by at least two of the following rating agencies: Moody’s, S&P and Fitch.

Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) (Inflation-Protected Assets)

The Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) measures the return of fixed-income securities with fixed-rate coupon payments that adjust for inflation as measured by the Consumer Price Index for All Urban Consumers (“CPI-U”). To be selected for inclusion in the Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L), the securities must

114     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

have a minimum maturity of one year and a minimum par amount outstanding of $250 million.

Additional information about the Underlying Funds

The following is a description of the investment objectives and principal investment strategies of the Underlying Funds of the Trust in which the Funds may invest. For a discussion of the risks associated with these investments, see the “Additional information on principal investment risks of the Funds and Underlying Funds” section. For a more detailed discussion of the investment strategies and risks of the Underlying Funds of the Trust, see the Prospectus for the Institutional Class shares of the Underlying Funds at www.tiaa-cref.org/prospectuses.

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     115

Fund	Investment Objective and Strategies/Benchmark
Equity Index Fund

Seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of large-, mid- and small-cap equity securities selected to track the overall U.S. equity markets based on the Russell 3000® Index, which is also its benchmark index. The Fund has a policy of investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in securities within the Russell 3000® Index.

Emerging Markets Equity Index Fund

Seeks a favorable long-term total return, mainly by investing in a diversified portfolio of equity securities selected to track publicly traded stocks in emerging markets, as represented by its benchmark index, the MSCI EM Index. Under normal circumstances, the Fund invests at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in equity securities within the MSCI EM Index or in instruments with economic characteristics similar to all or a portion of the index.

International Equity Index Fund

Seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of foreign equity investments based on the MSCI EAFE® Index, which is also its benchmark index. Under normal circumstances, the Fund invests at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in securities within the MSCI EAFE® Index.

Bond Index Fund

Seeks a favorable long-term total return, mainly from current income, by primarily investing in a portfolio of fixed-income securities (including government, corporate, and international dollar-denominated bonds, as well as mortgage-backed, commercial mortgage-backed and asset-backed securities) that is designed to produce a return that corresponds with the total return of the U.S. investment-grade bond market based on the Barclays U.S. Aggregate Bond Index. The Fund has a policy of investing in at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in securities within the Barclays U.S. Aggregate Bond Index.

Short-Term Bond Index Fund

Seeks a favorable long-term total return, mainly from current income, by primarily investing in a portfolio of fixed-income securities that is designed to produce a return that corresponds with the total return of the short-term U.S. investment-grade bond market. Under normal circumstances, the Fund invests at least 80% of its assets in bonds within its benchmark and portfolio tracking index, the Barclays U.S. 1–3 Year Government/Credit Bond Index.

Inflation-Linked Bond Fund

Seeks a long-term rate of return that outpaces inflation, primarily through investment in inflation-linked bonds. Under normal circumstances, the Fund invests primarily in fixed-income securities whose returns are designed to track a specified inflation index, the Consumer Price Index for All Urban Consumers, over the life of the security. Typically, the Fund invests in U.S. Treasury Inflation-Indexed Securities. The Fund’s benchmark index is the Barclays U.S. Treasury Inflation Protected Securities Index (Series-L), which measures the return of fixed-income securities with fixed-rate coupon payments that adjust for inflation as measured by the Consumer Price Index for All Urban Consumers.

116     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

Additional information on principal investment risks of the Funds and Underlying Funds

The assets of each of the Funds are normally allocated among Underlying Funds investing primarily in equity securities and Underlying Funds investing primarily in fixed-income securities, but the Funds may also directly invest in such securities or other financial instruments. Each Fund is subject to asset allocation risk, index risk, underlying funds risk, which includes the risks of equity securities, fixed-income securities and other investments in proportion to the allocation of Fund assets among the Underlying Funds, active management risk and fund of funds risk. To the extent a Fund directly invests in securities or other investments, it would be exposed to the risks associated with investing in such instruments. Because the Funds and certain Underlying Funds may use derivatives to a limited degree, the Funds may directly or indirectly have limited exposure to the risks of derivatives. Each of these risks, alone or in combination with other risks, has the potential to impact Fund performance.

Asset allocation risk

The Funds may not achieve their target allocations and the selection of market sectors and Underlying Funds and the allocations among them may result in a Fund underperforming other similar funds or cause an investor to lose money. Although the allocation decisions of Advisors are intended to result in each Fund meeting its investment objective, Underlying Fund and asset class performance may differ in the future from the historical performance and assumptions upon which Advisors’ decisions are based, which could cause a Fund to not meet its investment objective. A Fund will generally rebalance its allocation among the Underlying Funds by using cash flows where possible. If cash flows are not sufficient to reestablish the current target allocation for a Fund, the Fund will generally rebalance by buying and selling Underlying Fund shares. Periodic rebalancing of a Fund’s allocation can sometimes cause the Fund and the Underlying Funds to incur transactional expenses. These expenses can adversely affect performance of the Funds and the Underlying Funds.

Index risk

Each of the Lifecycle Index Funds may invest in the Equity Index Fund, the International Equity Index Fund, the Emerging Markets Equity Index Fund and the Bond Index Fund (each, an “Underlying Index Fund” and collectively, the “Underlying Index Funds”). Index risk is the risk that the performance of an Underlying Index Fund will not correspond to, or may underperform, its benchmark index for any period of time. Although each Underlying Index Fund generally attempts to use the investment performance of its respective index as a baseline, it may not duplicate the exact composition of that index. In addition, unlike a mutual fund, the returns of an index are not reduced by investment and other operating expenses, and therefore, the ability of an Underlying Index Fund to match the performance of its index is adversely affected by the costs of buying

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     117

and selling investments as well as other expenses. Therefore, none of the Underlying Index Funds can guarantee that its performance will match or exceed its index for any period of time.

Underlying Funds risk

Each Fund is exposed to the risks of the Underlying Funds in which it invests in direct proportion to the amount of assets the Fund allocates to each Underlying Fund. The Underlying Funds are exposed to the risks of investing in equity and/or fixed-income securities and other investments in accordance with their investment strategies. The risks associated with investing in equity securities and fixed-income securities and other investments are described below:

Equity securities risks

Each Fund may gain exposure, depending on where it is on the investment glidepath, to equity securities directly or through certain Underlying Funds. In general, the value of equity securities fluctuates in response to the fortune of individual companies and in response to general market and economic conditions. The value of a Fund may increase or decrease as a result of its exposure to equity securities. More specifically, each Fund, directly or through one or more Underlying Funds, is typically subject to the following principal investment risks (in the following risk descriptions “Fund” may refer to the Fund, an Underlying Fund, or both):

• Market Risk—The risk that the price of equity investments may decline in response to general market and economic conditions or events, including conditions and developments outside of the financial markets such as significant changes in interest and inflation rates and the availability of credit. Accordingly, the value of the equity investments that the Funds hold may decline over short or extended periods of time. Any investment is subject to the risk that the financial markets as a whole may decline in value, thereby depressing the investment’s price. Equity markets, for example, tend to be cyclical, with periods when prices generally rise and periods when prices generally decline. Foreign equity markets tend to reflect local economic and financial conditions and, therefore, trends often vary from country to country and region to region. During periods of unusual volatility or turmoil in the financial markets, a Fund may undergo an extended period of decline.

• Issuer Risk (often called Financial Risk)—The risk that the issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time. In times of market turmoil, perceptions of an issuer’s credit risk can quickly change and even large, well-established issuers may deteriorate rapidly with little or no warning.

118     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

• Large-Cap Risk—The risk that, by focusing on securities of larger companies, a Fund may have fewer opportunities to identify securities that the market misprices and that these companies may grow more slowly than the economy as a whole or not at all. Also, larger companies may fall out of favor with the investing public as a result of market, political and economic conditions, including for reasons unrelated to their businesses or economic fundamentals.

• Mid-Cap Risk—Securities of medium-sized companies may experience greater fluctuations in price than the securities of larger companies. From time to time, medium-sized company securities may have to be sold at a discount from their current market prices or in small lots over an extended period, since they may be harder to sell than larger-cap securities. In addition, it may be difficult to find buyers for securities of medium-sized companies that a Fund wishes to sell when the company is not perceived favorably in the marketplace or during periods of poor economic or market conditions. Such companies may be subject to certain business risks due to their smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The costs of purchasing and selling securities of medium-sized companies may be greater than those of more widely traded securities.

• Small-Cap Risk—Securities of small-sized companies may experience greater fluctuations in price than the securities of larger companies. From time to time, small-sized company securities may have to be sold at a discount from their current market prices or in small lots over an extended period, since they may be harder to sell than larger-cap securities. In addition, it may be difficult to find buyers for securities of small-sized companies that a Fund wishes to sell when the company is not perceived favorably in the marketplace or during periods of poor economic or market conditions. Such companies may be subject to certain business risks due to their smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The costs of purchasing and selling securities of small-sized companies may be greater than those of more widely traded securities.

• Foreign Investment Risk—Foreign investments, which may include securities of foreign issuers, securities or contracts traded or acquired in non-U.S. markets or on non-U.S. exchanges, or securities or contracts payable or denominated in non-U.S. currencies, can involve special risks that arise from one or more of the following events or circumstances: (1) changes in currency exchange rates; (2) possible imposition of market controls or currency exchange controls; (3) possible imposition of withholding taxes on dividends and interest; (4) possible seizure, expropriation or nationalization of assets; (5) more limited foreign financial information or difficulties interpreting it because of foreign regulations and accounting standards; (6) lower liquidity and higher volatility in some foreign markets; (7) the

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     119

impact of political, social or diplomatic events; (8) economic sanctions or other measures by the U.S. or other governments; (9) the difficulty of evaluating some foreign economic trends; and (10) the possibility that a foreign government could restrict an issuer from paying principal and interest to investors outside the country. Brokerage commissions and custodial and transaction costs are often higher for foreign investments, and it may be more difficult to use foreign laws and courts to enforce financial or legal obligations.

The risks described above often increase in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their financial markets may be very small, prices of issuers in emerging market countries may be volatile and difficult to determine. In addition, foreign investors such as the Funds are subject to a variety of special restrictions in many such countries.

• Emerging Markets Risk—The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their financial markets may be very small, share prices of financial instruments in emerging markets countries may be volatile and difficult to determine. Financial instruments of issuers in these countries may be less liquid than those of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many emerging markets countries.

• Index Risk—The risk that the performance of an indexed Fund will not correspond to, or may underperform, its benchmark index for any period of time. Although an indexed Fund attempts to use the investment performance of its particular index as a baseline, it may not duplicate the exact composition of that index. In addition, unlike a mutual fund, the returns of an index are not reduced by investment and other operating expenses, and therefore, the ability of an indexed fund to match the performance of its index is adversely affected by the costs of buying and selling investments as well as other expenses. Therefore, no indexed Fund can guarantee that its performance will match or exceed its index for any period of time.

Fixed-income securities risks

Each Fund may gain exposure, depending on where it is on the investment glidepath, to fixed-income securities directly or through certain Underlying Funds. Each Fund, directly or through its investments in one or more Underlying Funds, is typically subject to the following investment risks related to fixed-income securities described below (in the following risk descriptions “Fund” may refer to the Fund, an Underlying Fund, or both):

• Income Volatility Risk—Income volatility refers to the degree and speed with which changes in prevailing market interest rates diminish the level of

120     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

current income from a portfolio of fixed-income securities. The risk of income volatility is that the level of current income from a portfolio of fixed-income securities may decline in certain interest rate environments.

• Credit Risk (a type of Issuer Risk)—The risk that a decline in an issuer’s financial position may prevent it from making principal and interest payments on fixed-income investments when due. Credit risk relates to the possibility that the issuer could default on its obligations, thereby causing a Fund to lose its investment. Credit risk is heightened in times of market turmoil when perceptions of an issuer’s credit risk can quickly change and even large, well-established issuers and/or governments may deteriorate rapidly with little or no warning. Credit risk is also heightened in the case of investments in lower-rated, high-yield fixed-income securities (such as non-investment-grade securities may also be referred to as “high-yield” or “junk bonds”) because their issuers are typically in weak financial health and their ability to pay interest and principal is uncertain. Compared to issuers of investment-grade securities, issuers of lower-rated, high-yield fixed-income investments are more likely to encounter financial difficulties and to be materially affected by such difficulties. High-yield securities may also be relatively more illiquid; therefore, they may be more difficult to purchase or sell than more highly rated securities.

• Market Volatility, Liquidity and Valuation Risk (types of Market Risk)—Trading activity in fixed-income investments in which a Fund invests may be dramatically reduced or cease at any time, whether due to general market turmoil, a reduction in dealer capacity, problems experienced by a single company or a market sector or other factors. In such cases, it may be difficult for a Fund to properly value assets represented by such investments. In addition, a Fund may not be able to purchase or sell a security at a price deemed to be attractive, if at all. Further, an increase in interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain Fund investments, adversely affect values, and increase the Fund’s costs. If dealer capacity in fixed-income markets is insufficient for market conditions, this has the potential to further inhibit liquidity and increase volatility in the fixed-income markets.

• Call Risk—The risk that an issuer will redeem a fixed-income investment prior to maturity. This often happens when prevailing interest rates are lower than the rate specified for the fixed-income investment. If a fixed-income investment is called early, a Fund may not be able to benefit fully from the increase in value that other fixed-income investments experience when interest rates decline. Additionally, a Fund would likely have to reinvest the payoff proceeds at current yields, which are likely to be lower than the fixed-income investment in which the Fund originally invested, resulting in a decline in income.

• Interest Rate Risk (a type of Market Risk)—The risk that the value or yield of fixed-income investments may decline if interest rates change. In general,

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     121

when prevailing interest rates decline, the market values of outstanding fixed-income investments (particularly those paying a fixed rate of interest) tend to increase while yields on similar newly issued fixed-income investments tend to decrease, which could adversely affect a Fund’s income. Conversely, when prevailing interest rates increase, the market values of outstanding fixed-income investments (particularly those paying a fixed rate of interest) tend to decline while yields on similar newly issued fixed-income investments tend to increase. If a fixed-income investment pays a floating or variable rate of interest, changes in prevailing interest rates may increase or decrease the investment’s yield. Fixed-income investments with longer durations tend to be more sensitive to interest rate changes than shorter-term investments. Interest rate risk is generally heightened during periods when prevailing interest rates are low or negative. During periods of very low or negative interest rates, a Fund may not be able to maintain positive returns. As of the date of this Prospectus, interest rates in the United States and in certain foreign markets are at or near historic lows, which may increase a Fund’s exposure to risks associated with rising interest rates. In general, changing interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility.

• Prepayment Risk—The risk that during periods of falling interest rates, borrowers may pay off their mortgage loans sooner than expected, forcing a Fund to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in income. These risks are normally present in mortgage-backed securities and other asset-backed securities. For example, homeowners have the option to prepay their mortgages. Therefore, the duration of a security backed by home mortgages can shorten depending on homeowner prepayment activity. A rise in the prepayment rate and the resulting decline in duration of fixed-income securities held by a Fund can result in losses to investors in the Fund.

• Extension Risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing a Fund from reinvesting principal proceeds at higher interest rates, resulting in less income than potentially available. These risks are normally present in mortgage-backed securities and other asset-backed securities. For example, homeowners have the option to prepay their mortgages. Therefore, the duration of a security backed by home mortgages can lengthen depending on homeowner prepayment activity. A decline in the prepayment rate and the resulting increase in duration of fixed-income securities held by a Fund can result in losses to investors in the Fund.

• Special Risks Relating to Inflation-Indexed Bonds—The risk that market values of inflation-indexed investments held by the Fund may be adversely affected by a number of factors, including changes in the market’s inflation expectations, changes in real rates of interest or declines in inflation (or deflation). There is a risk that interest payments in inflation-indexed

122     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

investments may fall because of a decline in inflation (or deflation). In addition, the CPI-U may not accurately reflect the true rate of inflation. If the market perceives that any of these events have occurred, then the market value of those investments could be adversely affected.

• Derivatives Risk—The risks associated with investing in derivatives may be different and greater than the risks associated with directly investing in the underlying securities and other instruments. Derivatives such as swaps are subject to risks such as liquidity risk, interest rate risk, market risk, and credit risk. These derivatives involve the risk of mispricing or improper valuation and the risk that the prices of certain options, futures, swaps (including credit default swaps), forwards and other types of derivative instruments, and their prices, may not correlate perfectly with the prices or performance of the underlying security, currency, rate, index or other asset. Certain derivatives present the risk of default by the other party to the contract, and some derivatives are, or may suddenly become, illiquid. Some of these risks exist for futures and options which may trade on established markets. Unanticipated changes in interest rates, securities prices or currency exchange rates may result in poorer overall performance of a Fund than if it had not entered into derivatives transactions. The potential for loss as a result of investing in derivatives, and the speed at which such losses can be realized, may be greater than investing directly in the underlying security or other instrument. Derivative investments can create leverage by magnifying investment losses or gains, and a Fund and Underlying Fund could lose more than the amount invested.

• Fixed-Income Foreign Investment Risk—Foreign investments, which may include fixed-income securities of foreign issuers, or securities or contracts payable or denominated in non-U.S. currencies, can involve special risks that arise from one or more of the following events or circumstances: (1) changes in currency exchange rates; (2) possible imposition of market controls or currency exchange controls; (3) possible imposition of withholding taxes on dividends and interest; (4) possible seizure, expropriation or nationalization of assets; (5) more limited foreign financial information about the foreign debt issuer or difficulties interpreting it because of foreign regulations and accounting standards; (6) lower liquidity and higher volatility in some foreign markets; (7) the impact of political, social or diplomatic events; (8) economic sanctions or other measures by the United States or other governments; (9) the difficulty of evaluating some foreign economic trends; and (10) the possibility that a foreign government could restrict an issuer from paying principal and interest on its debt obligations to investors outside the country. It may also be difficult to use foreign laws and courts to force a foreign issuer to make principal and interest payments on its debt obligations. In addition, the cost of servicing external debt will also generally be adversely affected by rising international interest rates because many external debt

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     123

obligations bear interest at rates which are adjusted based upon international interest rates.

The risks described above often increase in countries with emerging markets. For example, the ability of a foreign sovereign issuer, especially in an emerging market country, to make timely and ultimate payments on its debt obligations may be strongly influenced by the issuer’s balance of payments, including export performance, its access to international credit and investments, fluctuations of interest rates and the extent of its foreign reserves. If a deterioration occurs in the foreign country’s balance of payments, it could impose temporary restrictions on foreign capital remittances. In addition, there is a risk of restructuring certain foreign debt obligations that could reduce and reschedule interest and principal payments.

• Issuer Risk (often called Financial Risk)—The risk that the issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time. In times of market turmoil, perceptions of an issuer’s credit risk can quickly change and even large, well-established issuers may deteriorate rapidly with little or no warning.

• Index Risk—The risk that the performance of an indexed Fund will not correspond to, or may underperform, its benchmark index for any period of time. Although an indexed Fund attempts to use the investment performance of its particular index as a baseline, it may not duplicate the exact composition of that index. In addition, unlike a mutual fund, the returns of an index are not reduced by investment and other operating expenses, and therefore, the ability of an indexed fund to match the performance of its index is adversely affected by the costs of buying and selling investments as well as other expenses. Therefore, no indexed Fund can guarantee that its performance will match or exceed its index for any period of time.

Active management risk

The risk that the performance of the Funds or the Underlying Funds that are actively managed, in whole or in part, reflects in part the ability of the portfolio manager(s) to make active, qualitative investment decisions that are suited to achieving the Funds’ or Underlying Funds’ investment objectives. As a result of investment selection or trade execution, a Fund or an Underlying Fund could underperform its respective benchmarks or other mutual funds with similar investment objectives.

Fund of funds risk

The ability of a Fund to achieve its investment objective will depend in part upon the ability of the Underlying Funds in which it invests to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

124     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

In addition to the principal investment risks set forth above, there are other risks associated with investing in the Funds and their investments that are discussed elsewhere in the Funds’ Prospectus and in the Funds’ SAI. There can be no assurances that a Fund will achieve its investment objective. You should not consider any Fund to be a complete investment program.

Additional information on principal and non-principal investment strategies and risks of the Funds and Underlying Funds

The Equity Funds

The Underlying Funds of the Trust that invest primarily in equity securities—the Equity Index Fund, the International Equity Index Fund and the Emerging Markets Equity Index Fund (collectively, the “Equity Funds”)—may also invest in short-term debt securities of the same type as those held by the TIAA-CREF Money Market Fund and other kinds of short-term instruments. These short-term investments help the Equity Funds maintain liquidity, use cash balances effectively, and take advantage of attractive investment opportunities. The Equity Funds also may invest up to 20% of their assets in fixed-income securities. The Equity Funds may also manage cash by investing in money market funds or other short-term investment company securities.

Each Fund and/or Equity Fund may write (sell) call options, including covered call options, and purchase put options, to try to enhance income, reduce portfolio volatility and protect gains in its portfolio. Such options may include put and call options on securities of the types in which a Fund or an Equity Fund may invest and on securities indices composed of such securities. In writing (selling) call options, a Fund or an Equity Fund may give up the opportunity to profit on a security if the market price of the security rises and the option is exercised and, conversely, the premiums received from call options sold may not reduce the extent of a Fund’s or an Equity Fund’s losses during periods of market decline. In purchasing call and put options, a Fund or an Equity Fund may purchase a call or put option that expires with no value due to the market price of the security remaining below or above, as applicable, the strike price of the option. In such an event, a Fund or an Equity Fund would lose the value of the premium paid for the call or put option but would also receive no economic benefit from the purchase or sale, as applicable, of the security. The Funds and the Equity Funds can also write (sell) put options. In writing put options, a Fund or an Equity Fund may experience losses on a security if the market price of the security declines and the option is exercised and, conversely, the premiums received from the put options sold may not reduce the extent of a Fund’s or an Equity Fund’s losses during periods of market decline.

In addition, each Fund and/or Equity Fund may buy and sell futures contracts on securities indices composed of securities of the types in which it may invest, and put and call options on such futures contracts. Each Fund and/or Equity

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     125

Fund may use such futures contracts and options on futures contracts for hedging or cash management purposes, or to seek increased total return. Futures contracts permit a Fund and/or an Underlying Fund to gain exposure to groups of securities and thereby have the potential to earn returns that are similar to those that would be earned by direct investments in those securities or instruments.

Where appropriate futures contracts do not exist, or if Advisors deems advisable for other reasons, a Fund and/or an Equity Fund may invest in investment company securities, such as exchange-traded funds (“ETFs”). A Fund and/or an Equity Fund may also invest in ETFs as well as exchange-traded notes (“ETNs”) for cash management purposes or other purposes, including to gain exposure to certain sectors or securities that are represented by ownership in ETFs. ETFs and ETNs will be subject to the risks associated with the types of asset classes, securities or sectors that they track, while ETNs, which are structured as fixed-income obligations, will also be subject to the general risks of fixed-income securities, including credit risk. When an Equity Fund or a Fund invests in ETFs, ETNs or other Underlying Funds that are not offered by the Trust (“Unaffiliated Underlying Funds”), it will bear a proportionate share of expenses charged by the investment company in which the Equity Fund or the Fund invests. An ETF may trade at a premium or discount to NAV. In seeking to manage currency exposure, the Funds and/or the Equity Funds may also enter into forward currency contracts and currency swaps and may buy or sell put and call options and futures contracts on foreign currencies.

The Funds and the Equity Funds can also invest in derivatives and other similar financial instruments, such as equity swaps and equity-linked fixed-income securities, so long as these derivatives and financial instruments are consistent with a particular Fund’s investment objective, restrictions and policies and current regulations.

The Fixed-Income Funds

The Underlying Funds of the Trust that invest primarily in fixed-income securities—the Bond Index Fund and the Inflation-Linked Bond Fund (collectively, the “Fixed-Income Funds”)—may make certain other investments, but not as principal strategies. For example, the Fixed-Income Funds may invest in interest-only and principal-only mortgage-backed securities. These instruments have unique characteristics and are more sensitive to prepayment risk and extension risk than traditional mortgage-backed securities. Similarly, the Fixed-Income Funds may also buy and sell put and call options, futures contracts, and options on futures. The Fixed-Income Funds intend to use options and futures primarily as a hedging technique or for cash management as well as risk management. In seeking to manage currency risk, the Fixed-Income Funds can also enter into forward currency contracts, and buy or sell options and futures on foreign currencies, or enter into foreign currency contracts. The Fixed-Income Funds can also buy and sell swaps and options on swaps, so long as these are consistent

126     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

with each Fixed-Income Fund’s investment objective, restrictions and policies, as well as current regulations.

Investments for temporary defensive purposes

Each Fund, as well as each Underlying Fund, may, for temporary defensive purposes, invest all of its assets in cash and money market instruments, including, for the Funds, the Money Market Fund. In doing so, the Fund and the Underlying Fund may be successful in reducing market losses but may otherwise fail to achieve their respective investment objectives.

Portfolio holdings

A description of the Funds’ policies and procedures with respect to the disclosure of their portfolio holdings is available in the Funds’ SAI.

Portfolio turnover

While each Fund will normally seek to invest in Underlying Funds for the long term, it may frequently rebalance those holdings with the goal of staying close to its projected target allocation. Therefore, a Fund may sell shares of Underlying Funds regardless of how long they have been held. Although a Fund bears no brokerage commissions when it buys or sells shares of Underlying Funds of the Trust, it may bear brokerage commissions or other transaction costs when it transacts in shares of Unaffiliated Underlying Funds. A “high portfolio turnover rate” for a Fund with respect to its holdings of Unaffiliated Underlying Funds generally will result in greater brokerage commission expenses or other transaction costs borne by the Funds and, ultimately, by shareholders. The portfolio turnover rates of the Funds during recent fiscal periods are provided in the Financial Highlights. The Funds are not subject to a specific limitation on portfolio turnover and are generally not managed to minimize tax burdens of shareholders.

An Underlying Fund that engages in active and frequent trading of portfolio securities will have a correspondingly higher “portfolio turnover rate.” A high portfolio turnover rate for an Underlying Fund generally will result in greater brokerage commission expenses borne by the Funds and, ultimately, by Fund shareholders. Also, Underlying Funds with high turnover rates may be more likely to generate capital gains that must be distributed to the Funds, and ultimately to Fund shareholders, as taxable income. None of the Underlying Funds of the Trust is subject to a specific limitation on portfolio turnover, and securities of each Underlying Fund may be sold at any time such sale is deemed advisable for investment or operational reasons.

Share classes

Each Fund may offer Retirement, Premier, [Investor] and Institutional Class shares. [Investor] Class shares are offered in this Prospectus; Retirement,

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     127

Premier and Institutional Class shares are offered in a separate prospectus. Each Fund’s investments are held by the Fund as a whole, not by a particular share class, so an investor’s money will be invested the same way no matter which class of shares is held. However, there are differences among the fees and expenses associated with each class and not everyone is eligible to buy every class. After determining which classes you are eligible to buy, decide which class best suits your needs. Please contact us if you have questions or would like assistance in determining which class is right for you.

Management of the Funds

The Funds’ investment adviser

Advisors manages the assets of the Trust, under the supervision of the Board of Trustees. Advisors is an indirect wholly owned subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). TIAA is a life insurance company founded in 1918 by the Carnegie Foundation for the Advancement of Teaching and is the companion organization of College Retirement Equities Fund (“CREF”), the first company in the United States to issue a variable annuity. Advisors is registered as an investment adviser with the SEC under the Investment Advisers Act of 1940. Advisors also manages the investments of TIAA Separate Account VA-1 and TIAA-CREF Life Funds. Through an affiliated investment adviser, TIAA-CREF Investment Management, LLC (“TCIM”), certain personnel of Advisors also manage the investment accounts of CREF. As of June 30, 2015, Advisors and TCIM together had approximately $319 billion of registered investment company assets under management. Advisors is located at 730 Third Avenue, New York, NY 10017-3206.

TIAA-CREF entities sponsor an array of financial products for retirement and other investment goals. For some of these products, for example, the investment accounts of CREF, TIAA or its subsidiaries perform services “at cost.” The Funds offered in the Prospectus, however, pay the management fees and other expenses that are described in the table of fees and expenses in this Prospectus. The management fees paid by the Funds to Advisors are intended to compensate Advisors for its services to the Funds and are not limited to the reimbursement of Advisors’ costs. Thus, under this arrangement, Advisors can earn a profit or incur a loss on the services which it renders to the Funds. The Funds also pay Advisors for certain administrative services that Advisors provides to the Funds on an at-cost basis.

Advisors manages the assets of the Funds pursuant to an investment management agreement with the Trust (the “Management Agreement”). Advisors’ duties under the Management Agreement include, among other things, providing the Funds with investment research, advice and supervision; furnishing an investment program for the Funds; determining which securities or other investments to purchase, sell or exchange; and providing or obtaining any other necessary services to manage, acquire or dispose of securities, cash or other

128     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

investments. Advisors also supervises and acts as liaison among the various service providers to the Funds, such as the custodian and transfer agent.

Investment management fees

Under the terms of the Management Agreement, Advisors is entitled to a fee at an annual rate of 0.10% of the average daily net assets of each Fund. Advisors has contractually agreed to waive a portion of certain Funds’ management fees equal to, on an annual basis, the following percentages of the average daily net assets of each Fund: 0.06% for the Lifecycle Index Retirement Income Fund and the Lifecycle Index 2010 Fund; 0.05% for the Lifecycle Index 2015 Fund; 0.04% for the Lifecycle Index 2020 Fund; 0.03% for the Lifecycle Index 2025 and 2030 Funds; 0.02% for the Lifecycle Index 2035, 2040, 2045, 2050, 2055 and 2060 Funds. These waivers will remain in effect through September 30, 2016, unless changed with approval of the Board of Trustees. Advisors also receives management fees as the investment adviser to the Underlying Funds.

In addition, Advisors has contractually agreed to reimburse each Fund for any Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.29% of average daily net assets for Retirement Class shares of the Lifecycle Index Retirement Income Fund and Lifecycle Index 2010 Fund; 0.30% of average daily net assets for Retirement Class shares of the Lifecycle Index 2015 Fund; 0.31% of average daily net assets for Retirement Class shares of the Lifecycle Index 2020 Fund; 0.32% of average daily net assets for Retirement Class shares of the Lifecycle Index 2025 and 2030 Funds; 0.33% of average daily net assets for Retirement Class shares of the Lifecycle Index 2035, 2040, 2045, 2050, 2055 and 2060 Funds; (ii) 0.19% of average daily net assets for Premier Class shares of the Lifecycle Index Retirement Income Fund and Lifecycle Index 2010 Fund; 0.20% of average daily net assets for Premier Class shares of the Lifecycle Index 2015 Fund; 0.21% of average daily net assets for Premier Class shares of the Lifecycle Index 2020 Fund; 0.22% of average daily net assets for Premier Class shares of the Lifecycle Index 2025 and 2030 Funds; 0.23% of average daily net assets for Premier Class shares of the Lifecycle Index 2035, 2040, 2045, 2050, 2055 and 2060 Funds; and (iii) 0.04% of average daily net assets for Institutional Class shares of the Lifecycle Index Retirement Income Fund and Lifecycle Index 2010 Fund; 0.05% of average daily net assets for Institutional Class shares of the Lifecycle Index 2015 Fund; 0.06% of average daily net assets for Institutional Class shares of the Lifecycle Index 2020 Fund; 0.07% of average daily net assets for Institutional Class shares of the Lifecycle Index 2025 and 2030 Funds; 0.08% of average daily net assets for Institutional Class shares of the Lifecycle Index 2035, 2040, 2045, 2050, 2055, and 2060 Funds. These expense reimbursement arrangements will continue through at least September 30, 2016, unless changed with approval of the Board of Trustees. Each Fund also

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     129

pays Advisors for certain administrative services Advisors provides to the Funds on an at-cost basis.

A discussion regarding the basis for the Board of Trustees’ most recent approval of each Fund’s Management Agreement (except the Lifecycle Index 2060 Fund's Management Agreement) is available in the Funds’ annual shareholder report for the fiscal period ended May 31, 2015. For the Lifecycle Index 2060 Fund, a discussion regarding the basis for the Board of Trustees’ initial approval of the Fund’s Management Agreement is available in the Fund’s semiannual report for the fiscal period ended November 30, 2014. For a free copy of the Funds’ shareholder reports, please call 800 842-2252, visit the Funds’ website at www.tiaa-cref.org or visit the SEC’s website at www.sec.gov.

Portfolio management team

The Funds are managed by a team of managers, whose members are responsible for the day-to-day management of the Funds, with expertise in the area applicable to the Funds’ investments. Certain team members are, for example, principally responsible for selecting appropriate investments for the Funds and others are principally responsible for asset allocation. The following is a list of members of the management team primarily responsible for managing each Fund’s investments, along with their relevant experience. The members of the management team may change from time to time.

Name & Title	Portfolio Role/ Coverage/ Expertise/Specialty	Experience Over Past Five Years	Total Experience (since dates specified below)
			At TIAA	Total	On Team
Lifecycle Index Funds
John M. Cunniff, CFA Managing Director	Asset Allocation (allocation strategies)	Advisors, TCIM and other advisory affiliates of TIAA—2006 to Present (quantitative portfolio manager); Morgan Stanley Investment Management—2001 to 2006 (U.S. Research Director, oversight of equity research analysis team for U.S. market segments)	2006	1992	2006
Hans L. Erickson, CFA Managing Director	Asset Allocation (general oversight)	Advisors, TCIM and other advisory affiliates of TIAA—1996 to Present (oversight and management responsibility for all asset allocation funds; oversight for quantitative equity strategies and equity index funds prior to 2011)	1996	1988	2009

The Funds’ SAI provides additional disclosure about the compensation structure for the Funds’ portfolio managers, the other accounts they manage,

130     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

total assets in those accounts and potential conflicts of interest, as well as the portfolio managers’ ownership of shares of the Funds they manage.

Other services

Under the terms of the Administrative Services Agreement with the Trust, responsibility for payment of expenses relating to oversight and performance of certain services, including transfer agency, dividend disbursing, accounting, administrative, compliance and shareholder services, is allocated directly either to the Funds or to Advisors.

For Advisors’ provision of such administrative, compliance and other services to the Funds under the Administrative Services Agreement, the Fund pays to Advisors at the end of each calendar month the allocated costs of such services as determined under the TIAA-CREF cost allocation methodology then in effect.

Distribution and service arrangements

Teachers Personal Investors Services, Inc. (“TPIS”) distributes each class of Fund shares.

Other Payments by the Funds

In addition to the fees the Funds pay to their transfer agent, TPIS or Advisors, on behalf of the [Investor] Class of the Funds, may enter into agreements with financial intermediaries pursuant to which the Funds will pay financial intermediaries for administrative, networking, recordkeeping, sub-transfer agency and shareholder services. The Funds have adopted a Shareholder Servicing Plan (“Servicing Plan”) with respect to [Investor] Class shares that has been approved by the Board of Trustees that outlines the types of services to be provided to the Funds by these financial intermediaries. The Servicing Plan also provides the maximum rates that the Funds may pay such financial intermediaries, which are generally based on: (1) an annual percentage of the average daily net assets of Fund shareholders serviced by a financial intermediary; and/or (2) a fixed dollar amount for each account serviced by a financial intermediary. The aggregate amount of these payments may be substantial and may vary significantly among intermediaries but will be limited by Advisors’ agreement to reimburse each Fund for total [Investor] Class expenses that exceed certain specified amounts.

Other Payments by TPIS, Advisors or their Affiliates

In addition to the payments from the Funds made to financial intermediaries as previously described, TPIS, Advisors or their affiliates may from time to time make additional payments, out of their own resources, to certain financial intermediaries that sell shares of the TIAA-CREF Funds. These payments are often referred to as “revenue sharing.” These payments may be made in order to promote the sale and retention of Fund shares by intermediaries and their customers. The amounts of these distribution-related revenue sharing payments

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     131

may vary by financial intermediary and, with respect to a given financial intermediary, are typically calculated by reference to the amount of the financial intermediary’s recent gross sales of TIAA-CREF Fund shares and/or total assets of TIAA-CREF Funds held by the intermediary’s customers. The level of distribution-related revenue sharing payments that TPIS, Advisors or their affiliates are willing to provide to a particular financial intermediary may be affected by, among other factors, the intermediary’s total assets held in and recent net investments into the TIAA-CREF Funds, the intermediary’s level of participation in TIAA-CREF Fund sales and marketing programs, the intermediary’s compensation program for its registered representatives who sell TIAA-CREF Fund shares and provide services to TIAA-CREF Fund shareholders, and the asset class of the TIAA-CREF Funds for which these payments are provided. The SAI contains additional information about these payments. TPIS may also make payments to financial intermediaries in connection with sales meetings, due diligence meetings, prospecting seminars and other meetings at which TPIS promotes its products and services.

In addition to revenue sharing payments to financial intermediaries related to distribution of the Funds’ shares, Advisors or its affiliates may also make revenue sharing payments out of their own assets to financial intermediaries as compensation for certain recordkeeping, shareholder communications and other account administration services provided to TIAA-CREF Fund shareholders who own their shares through these financial intermediaries’ accounts. These servicing-related revenue sharing payments are in addition to any applicable sub-transfer agency or similar fees paid to these financial intermediaries with respect to these services by the TIAA-CREF Funds out of Fund assets.

The amounts of revenue sharing payments to a financial intermediary could be significant, and may create an incentive for the intermediary or its representatives to recommend or offer shares of the Funds to you. The financial intermediary may elevate the prominence or profile of the Funds within the intermediary’s organization by, for example, placing the Funds on a list of preferred or recommended funds and/or granting TPIS, Advisors and/or their affiliates preferential or enhanced opportunities to promote the Funds in various ways within the intermediary’s organization.

Calculating share price

Each Fund determines its net asset value (“NAV”) per share, or share price, on each day the NYSE is open for business. The NAV for each Fund is calculated as of the time when regular trading closes on the NYSE (generally, 4:00 p.m. Eastern Time or at such earlier time that regular trading on the NYSE closes). The Funds do not price their shares on days that the NYSE is closed. The NAV per share for each class is determined by dividing the value of the Fund’s assets attributable to such class, less all liabilities attributable to such class, by the total number of shares of the class outstanding. The assets of each Fund consist

132     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

primarily of shares of Underlying Funds, which are valued at their respective NAVs in the case of mutual funds. The values of any shares of Underlying Funds held by a Fund are based on the market value of the shares. Therefore, the share price of each of the Funds is determined based on the NAV per share or market value per share of each of its Underlying Funds (and the value of any other assets and liabilities of the Funds), subject to the fair value pricing procedures described below.

To value securities and other instruments held by the Underlying Funds (or the Funds, as applicable) of the Trust such Underlying Funds (or the Funds, as applicable), generally use market quotations or values obtained from independent pricing services to value such assets. If market quotations or values from independent pricing services are not readily available or are not considered reliable, the Underlying Funds of the Trust will use a security’s “fair value,” as determined in good faith using procedures approved by the Board of Trustees. Such Underlying Funds also use fair value if events that have a significant effect on the value of an investment (as determined in Advisors’ sole discretion) occur between the time when its price is determined and the time a Fund’s NAV is calculated. Like the Funds, the Underlying Funds of the Trust do not price their shares on dates when the NYSE is closed. This remains the case for Underlying Funds of the Trust that invest in foreign securities that are primarily listed on foreign exchanges that trade on days when such Underlying Funds do not price their shares, even though such securities may continue to trade and their values may fluctuate when the NYSE is closed. The use of fair value pricing can involve reliance on quantitative models or individual judgment, and may result in changes to the prices of portfolio securities that are used to calculate the NAV of an Underlying Fund of the Trust. Although the Underlying Funds of the Trust fair value portfolio securities on a security-by-security basis, those that hold foreign portfolio securities will typically see more of their portfolio securities fair valued more frequently than other Underlying Funds that do not hold foreign securities.

Fair value pricing of equity securities most commonly occurs with securities that are primarily traded outside of the United States. This may have the effect of decreasing the ability of market timers to engage in “stale price arbitrage,” which takes advantage of the perceived difference in price from a foreign market closing price. For these foreign securities, an Underlying Fund of the Trust uses a fair value pricing service approved by the Board of Trustees. This pricing service employs quantitative models to value foreign equity securities in order to adjust for stale pricing, which occurs between the close of certain foreign exchanges and the close of the NYSE. Fair value pricing is subjective in nature and the use of fair value pricing by the Underlying Fund may cause the NAV of the Underlying Fund’s shares to differ significantly from the NAV that would have been calculated using market prices at the close of the foreign exchange on which a portfolio security is primarily traded.

While using a fair value price for foreign securities is intended to decrease the ability of market timers to make money by exchanging into or out of an affected

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     133

Underlying Fund to the detriment of longer-term shareholders, it may reduce some of the certainty in pricing obtained by using actual market close prices.

Fixed-income securities, including money market instruments (other than those held by a money market Underlying Fund of the Trust), are valued using market quotations, independent pricing sources or values derived from a pricing matrix that has various types of the applicable fixed-income instrument along one axis and various maturities along the other. The use of a price derived from a pricing matrix is a method of fair value pricing.

The Fund will use fair value, as determined under its fair value procedures, to the extent that the value of any of its investments, including any Underlying Funds, are unavailable or not considered reliable.

Dividends and distributions

Each Fund expects to declare and distribute to shareholders substantially all of its net investment income and net realized capital gains, if any. The amount distributed will vary according to the income received from investments held by a Fund and capital gains realized from the sale of investments. The Retirement Income Fund plans to pay dividends on a quarterly basis. Each other Fund plans to pay dividends on an annual basis.

Each Fund intends to pay net capital gains, if any, annually. Dividends and capital gains can be paid in cash or reinvested. If you have elected to receive your distributions in cash and the distribution amount is less than $10, then the amount will be automatically reinvested in the particular Fund and no check will be issued. If the postal service is unable to deliver checks to your address of record, or the distribution check remains outstanding for six months or more, then the Funds reserve the right to reinvest the distribution check into your account using the particular Fund’s current NAV and to change your distribution option to reinvestment. No interest will accrue on amounts represented by uncashed distribution checks.

Dividends and capital gain distributions paid to shareholders who hold their shares through a TIAA-CREF-administered retirement plan or custody account will automatically be reinvested in additional shares of the same class of the particular Fund. All other shareholders may elect from the following distribution options (barring any restrictions from the intermediary or plan through which such shares are held):

1. Reinvestment Option, Same Fund. Your dividend and capital gain distributions are automatically reinvested in additional shares of the same share class of the Fund. Unless you elect otherwise, this will be your default distribution option.

2. Reinvestment Option, Different Fund. Your dividend and capital gain distributions are automatically reinvested in additional shares of the same share class of another fund in which you already hold shares.

134     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

3. Income-Earned Option. Your long-term capital gain distributions are automatically reinvested, but you will be sent a check for each dividend and short-term capital gain distribution.

4. Capital Gains Option. Your dividend and short-term capital gain distributions are automatically reinvested, but you will be sent a check for each long-term capital gain distribution.

5. Cash Option. A check will be sent for your dividend and each capital gain distribution.

On a Fund’s distribution date, the Fund makes distributions on a per share basis to the shareholders who hold and have paid for Fund shares on the record date. The Funds do this regardless of how long the shares have been held. This means that if you buy shares just before or on a record date, you will pay the full price for the shares and then you may receive a portion of the price back as a taxable distribution (see the discussion of “Buying a dividend” below under “Taxes”). Cash distribution checks will be mailed within seven days of the distribution date.

Shareholders who hold their shares through a variable insurance or annuity product, an employee benefit plan or through an intermediary may be subject to restrictions on their distribution payment options imposed by the product, plan or intermediary. Please contact the variable insurance or annuity product issuer or your plan sponsor or intermediary for more details.

Taxes

As with any investment, you should consider how your investment in a Fund will be taxed.

Taxes on dividends and distributions. Unless you are tax-exempt or hold Fund shares in a tax-deferred account, you are subject to federal income tax on dividends and taxable distributions each year. Your dividends and taxable distributions generally are taxable when they are paid, whether you take them in cash or reinvest them. However, distributions declared in October, November or December of a year and paid in January of the following year are taxable as if they were paid on December 31 of the prior year.

For federal tax purposes, income and short-term capital gain distributions from a Fund are taxed as ordinary income, and long-term capital gain distributions are taxed as long-term capital gains. Every January, a statement showing the taxable distributions paid to you in the previous year from a Fund will be sent to you and the Internal Revenue Service (“IRS”) (for taxable accounts only). Whether or not a capital gain distribution is considered long-term or short-term depends on how long the Fund held the securities the sale of which led to the gain.

A portion of ordinary income dividends paid by a Fund to individual investors may constitute “qualified dividend income” that is subject to the same maximum tax rates as long-term capital gains. The portion of a dividend that will qualify for this treatment will depend on the aggregated qualified dividend income received

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     135

by a Fund. Notwithstanding this, certain holding period requirements with respect to a shareholder’s shares in a Fund may apply to prevent the shareholder from treating any portion of a dividend as “qualified dividend income.” Additional information about this can be found in the Funds’ SAI.

Taxes on transactions. Unless a transaction involves Fund shares held in a tax-deferred account, redemptions (sales), including exchanges to other funds, may also give rise to capital gains or losses. The amount of any capital gain or loss will be the difference, if any, between the adjusted cost basis of your shares and the price you receive when you sell or exchange them. In general, a capital gain or loss will be treated as a long-term capital gain or loss if you have held your shares for more than one year.

Each Fund is required to report to the IRS and furnish to certain Fund shareholders the cost basis information for sale transactions of shares purchased on or after January 1, 2012. Shareholders may elect to have one of several cost basis methods applied to their account when calculating the cost basis of shares sold, including average cost, “first-in, first-out” (“FIFO”), or some other specific identification method. Unless you instruct otherwise, each Fund will use average cost as its default cost basis method, and will treat sales as first coming from shares purchased prior to January 1, 2012. If average cost is used for a shareholder’s first sale of the Fund shares covered by these new rules, the shareholder may only use an alternative cost basis method for shares purchased prospectively. Fund shareholders should consult with their tax advisors to determine the best cost basis method for their tax situation.

For shares you sell that were purchased prior to January 1, 2012, you will be sent a statement showing how many shares you sold and at what price. However, the statement will not include cost basis information and will not be furnished to the IRS. You or your tax preparer must determine whether this sale resulted in a capital gain or loss and the amount of tax to be paid on any gain. Be sure to keep your regular account statements; the information they contain will be essential in calculating the amount of your capital gains or losses.

Backup withholding. If you fail to provide a correct taxpayer identification number or fail to certify that it is correct, the Funds are required by law to withhold 28% of all the distributions and redemption proceeds paid from your account. The Funds are also required to begin backup withholding if instructed by the IRS to do so.

Buying a dividend. If you buy shares just before a Fund deducts a distribution from its NAV, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable distribution. This is referred to as “buying a dividend.” For example, assume you bought shares of a Fund for $10.00 per share the day before the Fund paid a $0.25 dividend. After the dividend was paid, each share would be worth $9.75, and, unless you hold your shares through a tax-deferred arrangement such as a 401(a), 401(k) or 403(b) plan or an IRA, you would have to include the $0.25 dividend in your gross income for tax purposes.

136     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

Effect of foreign taxes. Foreign governments may impose taxes on a Fund and its Underlying Funds and their investments and these taxes generally will reduce the Fund’s distributions. If a Fund qualifies to pass through a credit for such taxes paid and elects to do so, an offsetting tax credit or deduction may be available to you if you maintain a taxable account. If so, your tax statement will show more taxable income than was actually distributed by the Fund, but will also show the amount of the available offsetting credit or deduction.

Other restrictions. There are tax requirements that all mutual funds must follow in order to avoid federal taxation. In its effort to adhere to these requirements, a Fund or an Underlying Fund may have to limit its investment in some types of instruments.

Special considerations for certain institutional investors. If you are a corporate investor, a portion of the dividends from net investment income paid by a Fund may qualify for the corporate dividends-received deduction. The portion of the dividends that will qualify for this treatment will depend on the aggregate qualifying dividend income that a Fund receives from the Underlying Funds. Certain holding period and debt financing restrictions may apply to corporate investors seeking to claim the deduction.

Taxes related to employee benefit plans or IRAs. Generally, individuals are not subject to federal income tax in connection with shares held (or that are held on their behalf) in participant or custody accounts under Code section 401(a) employee benefit plans (including 401(k) and Keogh plans), Code section 403(b) or 457 employee benefit plans, or IRAs. Distributions from such plan participant or custody accounts may, however, be subject to ordinary income taxation in the year of the distribution. For information about the tax aspects of your plan or IRA or Keogh account, please consult your plan administrator, TIAA-CREF or your tax advisor.

Other tax matters. Certain investments of a Fund, including certain debt instruments, foreign securities and shares of other investment funds, could affect the amount, timing and character of distributions you receive and could cause a Fund to recognize taxable income in excess of the cash generated by such investments (which may require a Fund to liquidate other investments in order to make required distributions).

This information is only a brief summary of certain federal income tax information about your investment in a Fund. The investment may have state, local or foreign tax consequences, and you should consult your tax advisor about the effect of your investment in a Fund in your particular situation. Additional tax information can be found in the Funds’ SAI.

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     137

Your account: purchasing, redeeming
or exchanging shares

Share class eligibility

Definitions

Financial Intermediary Accounts. These include accounts held through platforms, programs, plans and other similar entities, as well as omnibus accounts, on behalf of other investors. Additionally, Financial Intermediary Accounts may include, but are not limited to, the following:

• Benefit Plans (as defined below);

• Certain custody accounts sponsored or administered by TIAA-CREF, or by other entities not affiliated with TIAA-CREF, that are established by individuals as IRAs pursuant to section 408 of the Code; and

• Wrap accounts or other such arrangements as may be offered by a financial advisor or other intermediary.

Benefit Plan Accounts. These include accounts sponsored or administered by either TIAA-CREF and its affiliates or by other entities not affiliated with TIAA-CREF and that are established by or on behalf of employers, or the trustees of plans sponsored by employers, in connection with certain employee benefit plans. Such Benefit Plans include those described in sections 401(a) (including 401(k) plans), 403(a), 403(b) or 457 of the Code. Shareholders investing through such Benefit Plans may have to pay additional expenses related to the administration of such plans. The [Investor Class] is not available to SEPs, SAR-SEPs, SIMPLE IRAs, and Keogh plans.

Eligibility

[Investor] Class shares are available for purchase by or through the following types of accounts:

• Financial Intermediary Accounts;

• Other investment companies or pools;

• State-sponsored tuition savings plans (529) or healthcare saving accounts (HSA);

• Insurance company separate accounts advised by or affiliated with Advisors, or other affiliates of TIAA-CREF; and

• Other accounts, entities, programs, plans and categories of shareholders as may be approved by the Funds from time to time.

Account minimums

Currently, there are no minimum account requirements, including initial or subsequent minimum investment requirements, for [Investor] Class shares. The Funds have the discretion to impose initial or subsequent minimum investment requirements at any time without any prior notice to shareholders.

138     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

Additional information

The Funds reserve the right to determine in their sole discretion whether any potential investor is eligible to purchase [Investor] Class shares. For more information, please contact your financial intermediary or you may call the Funds at 800 842-2252, Monday through Friday, from 8:00 a.m. to 10:00 p.m. Eastern Time.

The Funds may from time to time, in their discretion, deviate from or vary the processes and procedures outlined below for purchasing, redeeming and exchanging shares.

The Funds are not responsible for any losses due to unauthorized or fraudulent instructions when purchasing, redeeming or exchanging shares as long as the Funds follow reasonable security procedures to verify your identity. It is your responsibility to review and verify the accuracy of your confirmation statements immediately after you receive them.

Purchasing shares

How to open an account through a Financial Intermediary Account or Benefit Plan Account not administered by TIAA-CREF

Your Financial Intermediary or Benefit Plan will have its own instructions and procedures for opening an account and establishing a position within the Funds. If you are enrolling in a Benefit Plan you should first contact your employer to learn important details necessary to facilitate enrollment into the plan. Investors purchasing shares through a Financial Intermediary or a Benefit Plan, may purchase shares only in accordance with instructions and limitations pertaining to their account with such intermediary or plan. These Financial Intermediaries or Benefit Plans may set different minimum investment requirements for their customers’ investments. Please contact your Financial Intermediary or Benefit Plan sponsor for more information.

For Participants in a Benefit Plan Account or Financial Intermediary Account administered by TIAA-CREF

You should first contact your employer to learn important details necessary to facilitate enrollment in a Benefit Plan. Your employer must notify TIAA-CREF that you are eligible to enroll. In many cases, you will be able to use the TIAA-CREF Web Center’s online enrollment feature at www.tiaa-cref.org. Some plans allow submission of a hard-copy application for a new account; this form can be returned to your human resources (HR) office, a TIAA-CREF Relationship Manager or to either of the addresses below:

First-Class or Standard Mail:

TIAA-CREF

PO Box 1259

Charlotte, NC 28262

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     139

Overnight Mail:

TIAA-CREF

8500 Andrew Carnegie Blvd

Charlotte, NC 28262

You may allocate single or ongoing contributions by selecting a Fund and the amounts you wish to contribute to that Fund.

Subject to the terms of your plan, you may be eligible to roll over or transfer in balances from other eligible accounts as determined by the Code.

The Funds may suspend or terminate the offering to your employer’s plan. You may be able to change your allocation for future contributions by:

• writing to TIAA-CREF at P.O. Box 1259, Charlotte, NC 28201;

• calling our Automated Telephone Service (24 hours a day) at 800 842-2252; or

• using the TIAA-CREF website’s account access feature at www.tiaa-cref.org.

Other information for Benefit Plans

As a participant in a Benefit Plan, the Funds impose no minimum investment. The Funds do not currently restrict the frequency of investments made in the Funds by participant accounts through Benefit Plans, although the Funds reserve the right to impose such restrictions in the future. If you are investing in the Funds through a Benefit Plan, your employer’s plan may limit the amount and available methods to invest in your participant account. Additionally, the Code limits total annual contributions to most types of Benefit Plans.

Transaction methods for purchases

Purchasing via wire: You may remit initial or subsequent deposits into your account via wire. To open an account by wire please send a completed and signed application by mail as instructed above and then follow the wiring instructions below once you have confirmed the account is open and have the account number.

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

ABA Number (all classes) 011000028

DDA Number 99054546

Specify on the wire:

• “The TIAA-CREF Funds—” and the “Share Class” being purchased. For example, a proper set of wire instructions for an initial or subsequent investment into the [Investor] Class would read as follows: “The TIAA-CREF Funds— [Investor] Class”

• Account registration (names of registered owners), address and Social Security number or taxpayer identification number;

140     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

• The Fund account number; and

• The Fund and amount to be invested.

Points to remember for all purchases

The Funds consider all purchase requests to be received when they are received in “good order” as determined by the Funds’ transfer agent (or other authorized Fund agent). (See the section entitled “Important transaction information—Good Order” below.) Your investment must be for a specified dollar amount. The Funds cannot accept purchase requests specifying a certain price, date, or number of shares. These types of requests will be deemed to be not in “good order” and the money you sent will be returned to you. If you hold your shares through a Financial Intermediary Account, such intermediary may have its own independent “good order” and eligibility requirements.

Your ability to purchase shares may be restricted due to limitations on purchases or exchanges, including limitations under the Funds’ Market Timing/Excessive Trading Policy (see below). If you hold your shares through a Financial Intermediary Account, such intermediary may charge you additional fees. Contact your Financial Intermediary to find out if it imposes any other conditions on your transactions, such as a different minimum investment requirement.

Federal law requires the Funds to obtain, verify and record information that identifies each person who opens an account. Until the Funds receive such information, it may not be able to open an account or effect transactions for you. Furthermore, if the Funds are unable to verify your identity, or that of another person authorized to act on your behalf, or if it is believed potential criminal activity has been identified, the Funds reserve the right to take such action as deemed appropriate, which may include closing your account.

Before you can use TIAA-CREF’s Web Center, you must enter your Social Security number, date of birth and active account number. You will then be given an opportunity to create a user name and password. TIAA-CREF’s Web Center will lead you through the transaction process, and the Funds will use reasonable procedures to confirm that the instructions given are genuine. All transactions over TIAA-CREF’s Web Center are recorded electronically.

All purchases must be in U.S. dollars and all checks must be drawn on U.S. banks. The Funds will only accept accounts with a U.S. address of record. The Funds will not accept a P.O. Box as the address of record.

There may be circumstances when the Funds will not accept new investments. The Funds reserve the right to suspend or terminate the offering of its shares at any time without prior notice. The Funds also reserve the right to restrict you from making future purchases in the Funds or any other series of the Trust. In addition, the Funds reserve the right to reject any application or investment or any other specific purchase request.

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     141

Redeeming shares

You can redeem (sell) your shares on any business day. If you hold your Fund shares through a Financial Intermediary Account, please contact the intermediary to sell your shares. Your Financial Intermediary may have different requirements and restrictions on redemptions than the Funds. If you hold your Fund shares through a Benefit Plan Account or Financial Intermediary Account administered by TIAA-CREF, the Benefit Plan or Financial Intermediary may impose further restrictions on the sale of Fund shares.

If you hold your shares through a Benefit Plan Account or Financial Intermediary Account administered by TIAA-CREF, you may be required to complete and return certain forms to effect your redemption. Before you complete your redemption request, please make sure you understand the possible federal and other income tax consequences of a redemption. Neither the Funds nor their transfer agent can process redemption requests that specify a certain price or date; these requests will be deemed not in “good order” and will be returned. (See the section entitled “Important transaction information—Good Order” below.)

Usually, the Funds send redemption proceeds on the next business day after the Funds receive a redemption request in “good order” as determined by the Funds’ transfer agent (or other authorized Fund agent), and not later than seven days afterwards.

If a redemption is requested after a recent purchase of shares, the Funds may delay payment of the redemption proceeds until the check or an electronic funds transfer transaction clears. This can take up to 10 days.

The Funds can postpone payment if: (a) the NYSE is closed for other than usual holidays or weekends, or trading on the NYSE is restricted; (b) an emergency exists as defined by the SEC, or when the SEC requires that trading be restricted; or (c) the SEC permits a delay for the protection of investors.

The Funds reserve the right to require a Medallion Signature Guarantee for a redemption. The Funds can suspend or terminate your ability to transact by telephone, Internet, or by fax at any time, for any reason.

Once mailed to the Funds, your redemption request is irrevocable and cannot be modified or canceled.

For participants holding shares through a Benefit Plan Account

A redemption can be part of an exchange into (1) another fund available through your Benefit Plan or, (2) another account or IRA.

If you are married, and all or part of your investment is attributable to purchases made under either (i) an employer plan subject to the Employee Retirement Income Security Act of 1974 (“ERISA”) or (ii) an employer plan that provides for spousal rights to benefits, then to the extent required by the Code or ERISA or the terms of your employer plan, your rights to make certain redemptions may be restricted by the rights of your spouse to such benefits.

142     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

Transaction methods for redemptions

For all Accounts

In-kind redemptions of shares: Certain large redemptions of Fund shares may be detrimental to a Fund’s other shareholders because such redemptions can adversely affect a portfolio manager’s ability to implement the Fund’s investment strategy by causing premature sale of portfolio securities that would otherwise be held. Consequently, if, in any 90 day period, an investor redeems (sells) shares in an amount that exceeds the lesser of (i) $250,000 or (ii) 1% of a Fund’s assets, then the Fund, at its sole discretion, has the right (without prior notice) to satisfy the difference between the redemption amount and the lesser of the two previously mentioned figures with securities from the Fund’s portfolio instead of cash. This is referred to as a “distribution in-kind” redemption and the securities you receive in this manner represent a portion of the Fund’s entire portfolio. The securities you receive will be selected by the Fund in its discretion. The investor receiving the securities will be responsible for disposing of the securities and bearing any associated costs, and related market and other risks of holding securities.

For Benefit Plan or other Financial Intermediary Accounts administered by TIAA-CREF

By mail: Send your written request to the appropriate address as described in the section entitled “Purchasing shares” above.

Over the Internet: Shares held through a Benefit Plan Account or Financial Intermediary Account administered by TIAA-CREF can be redeemed over the Internet subject to any rules imposed by the Benefit Plan or Financial Intermediary. TIAA-CREF’s Web Center can be accessed through TIAA-CREF’s homepage at www.tiaa-cref.org. Before you can use the Web Center, you must enter your Social Security number, date of birth and active account number. The Funds will use reasonable procedures to confirm that the instructions given are genuine. All transactions over the Web Center are recorded electronically.

By telephone: Participants holding shares through a Benefit Plan Account or Financial Intermediary Account administered by TIAA-CREF can call the appropriate number provided in the section entitled “Purchasing shares” above. If you do not want to be able to redeem by telephone, contact either your TIAA-CREF Relationship Manager or Financial Intermediary.

• Participants holding shares through a Benefit Plan or other account administered by TIAA-CREF can redeem up to $50,000 every seven calendar days or any greater amount as approved from time to time.

By systematic redemption plan: TIAA will automatically redeem the requested dollar amount or number of shares held in a Benefit Plan Account or Financial Intermediary Account administered by TIAA-CREF on any business day between the 1st and 28th of the month. If the days selected are not business days,

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     143

shares will be redeemed on the following business day. Redemptions will be made via check or electronic transfer to your bank.

All owners of an account must sign the systematic redemption plan request. Similarly, all owners must sign any request to increase the amount or frequency of the systematic redemptions or a request for payments to be sent to an address other than the address of record. A Medallion Signature Guarantee may be required for this address change. TIAA can terminate the systematic redemption plan option at any time, although TIAA will notify you if this occurs. You can terminate the plan or reduce the amount or frequency of the redemptions by writing or by calling TIAA or through the TIAA-CREF Web Center. Requests to establish, terminate, or change the amount or frequency of redemptions will become effective within five days after the Funds receive your instructions.

Exchanging shares

Overview

An exchange is a simultaneous redemption of shares in a Fund and a purchase of shares in another fund or series of the Trust. Investors can exchange shares on any business day subject to limitations (i) described in the section entitled “Market timing/excessive trading policy” below, (ii) imposed by your Financial Intermediary or (iii) any limitations under your employer’s Benefit Plan. Shareholders who own shares through a Benefit Plan Account or Financial Intermediary Account should contact the plan or intermediary for exchange requests.

Exchanges between accounts can be made only if the accounts are registered in the same name(s), address and Social Security number or taxpayer identification number. Because restrictions may apply to certain accounts or plans, you should contact your Financial Intermediary or Benefit Plan representative for further information. An exchange is considered a sale of securities and therefore may be a taxable event.

In the case of shares held through a Benefit Plan Account or Financial Intermediary Account administered by TIAA-CREF, exchanges must generally be for at least $1,000 (except for systematic exchanges, which must be for at least $100) or your entire balance, if it is less.

Make sure you understand the investment objective, policies, strategies and risks disclosed in the prospectus of the fund into which you exchange shares. The exchange option is not designed to allow you to time the market. It gives you a convenient way to adjust the balance of your account so that it more closely matches your overall investment objectives and risk tolerance level.

The Funds reserve the right to reject any exchange request and to modify or terminate the exchange option at any time without prior notice to shareholders. The Funds may do this, in particular, when your transaction activity is deemed to be harmful to the Funds, including if it is considered to be market timing activity.

Once made, an exchange request by mail cannot be modified or cancelled.

144     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

Transaction methods for exchanges

If your shares are held through a Benefit Plan or Financial Intermediary Account, please contact the plan or intermediary for exchange requirements. Investors holding shares through Accounts administered by TIAA-CREF may exchange:

Over the Internet: If your Account is administered through TIAA-CREF you can exchange shares using TIAA-CREF’s Web Center, which can be accessed through TIAA-CREF’s homepage at www.tiaa-cref.org.

By mail: Send your written request to the appropriate address as described in the section entitled “Purchasing shares” above. The letter must include your name, address, and the funds and Accounts you want to exchange between.

By telephone: Please call 800 842-2252.

By systematic exchange: Under this feature, TIAA-CREF automatically redeems shares in a Fund and purchases shares in another fund or series of the Trust as specified by the applicable agreement. For all systematic exchanges, you must specify the dollar amount and the funds involved in the exchange. If you want to set up a systematic exchange, contact TIAA-CREF. You can terminate the plan or change the amount or frequency of the exchanges by writing or calling the number identified in the section entitled “Purchasing shares” above. Requests to establish, terminate, or change the amount or frequency of exchanges will become effective within five days after TIAA-CREF receives your instructions. All account owners must sign the systematic exchange request. Similarly, all account owners must sign any request to increase the amount or frequency of systematic exchanges.

Conversion of shares—applicable to all investors

A share conversion is a transaction where shares of one class of a Fund are exchanged for shares of another class of the Fund. Share conversions can occur between each share class of a Fund. Generally, share conversions occur where a shareholder becomes eligible for another share class of a Fund or no longer meets the eligibility of the share class they own (and another class exists for which they would be eligible). Please note that a share conversion is generally a non-taxable event, but please consult with your personal tax advisor on your particular circumstances.

A request for a share conversion will not be processed until it is received in “good order” (as defined below) by the Funds’ transfer agent (or other authorized Fund agent). Conversion requests received in “good order” prior to the close of the NYSE (generally 4:00 p.m. Eastern Time) on a day the NYSE is open will receive the NAV of the new class calculated that day. Please note that, because the NAV of each class of a Fund will generally vary from the NAVs of the other classes due to differences in expenses, you will receive a different number of shares in the new class than you held in the old class, but the total value of your holdings will remain the same.

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     145

The Funds’ market timing policies will not be applicable to share conversions. Please contact the Financial Intermediary or Benefit Plan through which you hold your Fund shares for more information on share conversions. Please note that certain intermediaries or plan sponsors may not permit all types of share conversions. The Funds reserve the right to terminate, suspend or modify the share conversion privilege for any shareholder or group of shareholders.

Voluntary conversions

If you believe that you are eligible to convert your Fund shares to another class, you may place an order for a share conversion by contacting your Relationship Manager. Please contact the Financial Intermediary or Benefit Plan through which you hold your Fund shares regarding conversions. Please be sure to read the applicable sections of the prospectus for the new class in which you wish to convert prior to such a conversion in order to learn more about its different features, performance and expenses. Neither the Funds nor Advisors has any responsibility for reviewing accounts and/or contacting shareholders to apprise them that they may qualify to request a voluntary conversion. Some Financial Intermediaries or Benefit Plans may not allow investors who own Fund shares through them to make share conversions.

Mandatory conversions

The Funds reserve the right to automatically convert shareholders from one class to another if they no longer qualify as eligible for their existing class or if they become eligible for another class. Such mandatory conversions may be as a result of a change in value of an account due to market movements, exchanges or redemptions. The Funds will notify affected shareholders in writing prior to any mandatory conversion.

Important transaction information

Good Order. Purchase, redemption and exchange requests are not processed until received in good order by the Funds’ transfer agent at its processing center (or by another authorized Fund agent). “Good order” means actual receipt of the order along with all information and supporting legal documentation necessary to effect the transaction by the Funds’ transfer agent (or other authorized Fund agent). This information and documentation generally includes the Fund account number, the transaction amount (in dollars or shares), signatures of all account owners exactly as registered on the account and any other information or supporting documentation as the Funds, their transfer agent or other authorized Fund agent may require. With respect to purchase requests, “good order” also generally includes receipt of sufficient funds by the Funds’ transfer agent (or other authorized Fund agent) to effect the purchase. The Funds, their transfer agent or any other authorized Fund agent may, in their sole discretion, determine whether any particular transaction request is in good order and reserve the right to change or waive any good order requirement at any time.

146     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

Financial intermediaries or plan sponsors may have their own requirements for considering transaction requests to be in “good order.” If you hold your shares through a financial intermediary or plan sponsor, please contact them for their specific “good order” requirements.

Share Price. If the Funds’ transfer agent (or other authorized Fund agent) receives an order to purchase, redeem or exchange shares that is in good order anytime before close of regular trading on the NYSE (usually 4:00 p.m. Eastern Time), the transaction price will be the NAV per share for that day. If the Funds’ transfer agent (or other authorized Fund agent) receives an order to purchase, redeem or exchange shares that is in good order anytime after the NYSE closes, the transaction price will be the NAV per share calculated the next business day.

The Financial Intermediary or Benefit Plan through which you hold your shares may require you to communicate to it any purchase, redemption or exchange request by a specified deadline earlier than 4:00 p.m. Eastern Time in order to receive that day’s NAV per share as the transaction price.

Large Redemptions—Applicable to All Investors. Please contact the Fund before redeeming a large dollar amount of shares (including exchange requests since they include redemption transactions). Large redemptions of Fund shares may be detrimental to the Fund’s other shareholders because such transactions can adversely affect a portfolio manager’s ability to efficiently manage the Fund. By contacting the Fund before you attempt to redeem a large dollar amount, you may avoid in-kind payment of your request.

Taxpayer Identification Number. Regardless of whether you hold your Fund shares directly or through a Financial Intermediary, you must give the Funds your taxpayer identification number (which, for most individuals, is your Social Security number) and tell the Funds whether or not you are subject to backup withholding. If you do not furnish your taxpayer identification number, redemptions or exchanges of shares, as well as dividends and capital gains distributions, will be subject to backup tax withholding. In addition, if you hold Fund shares directly and do not furnish your taxpayer identification number, then your account application will be rejected and returned.

Changing Your Address. To change the address on an account, please send the Funds a written notification.

Medallion Signature Guarantee. For some transaction requests (for example, when you are redeeming shares within 14 days (for participants holding shares through a plan or account administered by TIAA-CREF) of changing your address, bank or bank account or adding certain new services to an existing account), the Funds may require a Medallion Signature Guarantee of each owner of record of an account. This requirement is designed to protect you and the Funds from fraud, and to comply with rules on stock transfers. A Medallion Signature Guarantee is a written endorsement from an eligible guarantor institution that the signature(s) on the written request is (are) valid. Certain commercial banks, trust companies, savings associations, credit unions and members of U.S. stock exchanges participate in the Medallion Signature Guarantee program. No other

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     147

form of signature verification will be accepted. A notary public cannot provide a signature guarantee. For more information about when a Medallion Signature Guarantee may be required, please contact your Financial Intermediary or Benefit Plan.

Transferring Shares. For certain share classes, you can transfer ownership of your account to another person or organization that also qualifies to own the class of shares or change the name on your account by sending the Funds written instructions. Generally, each registered owner of the account must sign the request and provide Medallion Signature Guarantees. When you change the name on an account, shares in that account are transferred to a new account.

Limitations. Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require the Funds to block an account owner’s ability to make certain transactions and thereby refuse to accept a purchase order or any request for transfers or withdrawals, until instructions are received from the appropriate regulator. The Funds may also be required to provide additional information about you and your account to government regulators.

Customer Complaints. Customer complaints may be directed to TIAA-CREF Funds, 730 Third Avenue, New York, NY 10017-3206, Mail Stop 730/07/01, Attention: Director, Distribution Operation Services.

TIAA-CREF Web Center and Telephone Transactions. The Funds are not liable for losses from unauthorized TIAA-CREF Web Center and telephone transactions so long as reasonable procedures designed to verify the identity of the person effecting the transaction are followed. The Funds require the use of personal identification numbers, codes and other procedures designed to reasonably confirm that instructions given through TIAA-CREF’s Web Center or by telephone are genuine. The Funds also tape record telephone instructions and provide written confirmations of such instructions. The Funds accept all telephone instructions that are reasonably believed to be genuine and accurate. However, you should verify the accuracy of your confirmation statements immediately after you receive them. The Funds may suspend or terminate Internet or telephone transaction facilities at any time, for any reason. If you do not want to be able to effect transactions over the telephone, call the Funds for instructions.

Market timing/excessive trading policy—applicable to all investors

There are shareholders who may try to profit from making transactions back and forth among the Funds and other funds in an effort to “time” the market. As money is shifted in and out of a Fund, the Fund may incur transaction costs, including, among other things, expenses for buying and selling securities. These costs are borne by all Fund shareholders, including long-term investors who do not generate these costs. In addition, market timing can interfere with efficient portfolio management and cause dilution, if timers are able to take advantage of

148     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

pricing inefficiencies. Consequently, the Funds are not appropriate for such market timing and you should not invest in the Funds if you want to engage in market timing activity.

The Board of Trustees has adopted policies and procedures to discourage this market timing activity. Under these policies and procedures, if, within a 60 calendar day period, a shareholder redeems or exchanges any monies out of a Fund, subsequently purchases or exchanges any monies back into the same Fund and then redeems or exchanges any monies out of that Fund, the shareholder will not be permitted to transfer back into the Fund through a purchase or exchange for 90 calendar days.

These market timing policies and procedures will not be applied to certain types of transactions like reinvestments of dividends and capital gains distributions, systematic withdrawals, systematic purchases, automatic rebalancings, death and hardship withdrawals, certain transactions made within a retirement or employee benefit plan, such as contributions, mandatory distributions, loans and plan sponsor-initiated transactions, and other types of transactions specified by the Funds. In addition, the market timing policies and procedures will not apply to certain tuition (529) programs, funds of funds, wrap programs, asset allocation programs and other similar programs that are approved by the Funds. A Fund may also waive the market timing policies and procedures when it is believed that such waiver is in a Fund’s best interests, including but not limited to when it is determined that enforcement of these policies and procedures is not necessary to protect the Fund from the effects of short-term trading.

The Funds also reserve the right to reject any purchase or exchange request, including when it is believed that a request would be disruptive to a Fund’s efficient portfolio management. The Funds also may suspend or terminate your ability to transact by telephone, fax or Internet for any reason, including the prevention of market timing. A purchase or exchange request could be rejected or electronic trading privileges could be suspended because of the timing or amount of the investment or because of a history of excessive trading by the investor. Because the Funds have discretion in applying this policy, it is possible that similar transaction activity could be handled differently because of the surrounding circumstances.

Each Fund’s portfolio securities are fair valued, as necessary (most frequently with respect to international holdings), to help ensure that a portfolio security’s true value is reflected in the Fund’s NAV, thereby minimizing any potential stale price arbitrage.

The Funds seek to apply their specifically defined market timing policies and procedures uniformly to all shareholders, and not to make exceptions with respect to these policies and procedures (beyond the exemptions noted above). The Funds make reasonable efforts to apply these policies and procedures to shareholders who own shares through omnibus accounts. However, an intermediary’s omnibus accounts, by their nature, do not initially identify their

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     149

individual investors to the Funds, thereby making it more difficult for the Funds to identify market timing activity by such individual investors. At times, the Funds may agree to defer to an intermediary’s market timing policy if the Funds believe that the intermediary’s policy provides comparable protection of Fund shareholders’ interests. The Funds have the right to modify their market timing policies and procedures at any time without advance notice. These efforts may include requesting transaction data from intermediaries from time to time to verify whether a Fund’s policies are being followed and/or to instruct intermediaries to take action against shareholders who have violated a Fund’s market timing policies.

The Funds are not appropriate for market timing activity. You should not invest in the Funds if you want to engage in market timing activity.

Shareholders seeking to engage in market timing may deploy a variety of strategies to avoid detection, and, despite efforts to discourage market timing, there is no guarantee that the Funds or their agents will be able to identify such shareholders or curtail their trading practices.

If you invest in the Funds through an intermediary, including through a retirement or employee benefit plan, you may be subject to additional market timing or excessive trading policies implemented by the intermediary or plan. Please contact your intermediary or plan sponsor for more details.

Electronic prospectuses

If you received this Prospectus electronically and would like a paper copy, please contact the Funds and one will be sent to you.

Additional information about index providers

The Russell 3000® Indexes are a trademark/service mark of the Russell Investment Group. The Russell Investment Group is the owner of the copyrights relating to the Russell Indexes and is the source and owner of the data contained or reflected in the performance values relating to the Russell Indexes. The Funds are not promoted by, nor in any way affiliated with, the Russell Investment Group. The Russell Investment Group is not responsible for and has not reviewed the Funds nor any associated literature or publications and the Russell Investment Group makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

Russell’s publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based. russell makes no

150     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

representation, warranty or guarantee as to the accuracy, completeness, reliability or otherwise of the russell indexes or any data included in the russell indexes. russell makes no representation, warranty or guarantee regarding the use or the results of use of the russell indexes or any data included therein, or any securities (or combination thereof) comprising the russell indexes. russell makes no other express or implied warranty, and expressly disclaims any warranty, of any kind, including without limitation, any warranty of merchantability or fitness for a particular purpose with respect to the russell index(es) or any data or any security (or combination thereof) included therein.

The Funds are not sponsored, endorsed, sold or promoted by MSCI Inc. (“MSCI”), any of its affiliates, any of its information providers or any other third party involved in, or related to, compiling, computing or creating any MSCI index (collectively, the “MSCI parties”). The MSCI indexes are the exclusive property of MSCI. MSCI and the MSCI index names are service mark(s) of MSCI or its affiliates and have been licensed for use for certain purposes by Advisors. None of the MSCI parties makes any representation or warranty, express or implied, to the issuer or owners of a fund or any other person or entity regarding the advisability of investing in funds generally or in these Funds particularly or the ability of any MSCI index to track corresponding stock market performance. MSCI or its affiliates are the licensors of certain trademarks, service marks and trade names and of the MSCI indexes which are determined, composed and calculated by MSCI without regard to the Funds or the issuer or owners of a Fund or any other person or entity. None of the MSCI parties has any obligation to take the needs of the issuer or owners of the Funds or any other person or entity into consideration in determining, composing or calculating the MSCI indexes. None of the MSCI parties is responsible for or has participated in the determination of the timing of, prices at, or quantities of the Funds to be issued or in the determination or calculation of the equation by or the consideration into which a fund is redeemable. Further, none of the MSCI parties has any obligation or liability to the issuer or owners of the Funds or any other person or entity in connection with the administration, marketing or offering of the Funds.

although msci shall obtain information for inclusion in or for use in the calculation of the msci indexes from sources that msci considers reliable, none of the msci parties warrants or guarantees the originality, accuracy and/or the completeness of any msci index or any data included therein. none of the msci parties makes any warranty, express or implied, as to results to be obtained by the issuer of the funds, owners of the funds, or any other person or entity, from the use of any msci index or any data included therein. none of the msci parties shall have any liability for any errors, omissions or interruptions of or in connection with any msci index or any data included therein. further, none of the msci parties makes any express or implied warranties of any kind, and the msci parties hereby expressly disclaim all warranties of merchantability and fitness for a particular purpose, with respect to each msci index and any data included therein. without limiting any of the foregoing, in no event shall any of the msci parties have any liability for any direct,

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     151

indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

No purchaser, seller or holder of this security, product or Fund, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote this security without first contacting MSCI to determine whether MSCI’s permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.

Glossary

Code: The Internal Revenue Code of 1986, as amended, including any applicable regulations and Revenue Rulings.

Duration: Duration is a measure of volatility in the price of a bond in response to a change in prevailing interest rates, with a longer duration indicating more volatility. It can be understood as the weighted average of the time to each coupon and principal payment of such a security. For an investment portfolio of fixed-income securities, duration is the weighted average of each security’s duration. For example, the price of a bond with a duration of two years will rise (fall) two percent for every one percent decrease (increase) in its interest rate.

Equity Investments: Primarily, common stock, preferred stock and securities convertible or exchangeable into common stock, including convertible debt securities, convertible preferred stock and warrants or rights to acquire common stock.

Fixed-Income or Fixed-Income Investments: Primarily, bonds and notes (such as corporate and government debt obligations), mortgage-backed securities, asset-backed securities, and structured securities that generally pay fixed or variable rates of interest; debt obligations issued at a discount from face value (i.e., that have an imputed rate of interest); non-interest-bearing debt securities (i.e., zero coupon bonds); and other non-equity securities that pay dividends.

Foreign Investments: Foreign investments may include securities of foreign issuers, securities or contracts traded or acquired in non-U.S. markets or on non-U.S. exchanges, or securities or contracts payable or denominated in non-U.S. currencies. Obligations issued by U.S. companies in non-U.S. currencies are not considered to be foreign investments.

Foreign Issuers: Foreign issuers generally include (1) companies whose securities are principally traded outside of the United States, (2) companies having their principal business operations outside of the United States,
(3) companies organized outside the United States, and (4) foreign governments and agencies or instrumentalities of foreign governments.

High-Yield Bond: A bond that has been rated lower than investment-grade by rating agencies or is deemed as such by Advisors and that generally pays a

152     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

higher yield to compensate for its greater risk of default than an investment-grade bond.

Investment Glidepath: The general movement of the target allocations of the Funds (other than the Lifecycle Retirement Income Fund) from Underlying Funds that invest in equity securities to Underlying Funds that invest in fixed-income securities as a Fund’s target retirement year approaches, as well as after that target retirement year is reached.

Investment-Grade: A fixed-income security is investment-grade if it is rated in the four highest categories by a nationally recognized statistical rating organization (“NRSRO”) or an unrated security that Advisors determines is of comparable quality.

Short-Term Fixed-Income: Fixed-income securities with maturities from less than one year to five years.

U.S. Government Securities: Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

Financial highlights

The Financial highlights table is intended to help you understand the financial performance of each class of shares of the Funds for the past five years (or, if the class has not been in operation for five years, since commencement of operations of that class). Certain information reflects financial results for a single share of the Fund. The total returns in the table show the rates that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions).

Please note that since the [Investor] Class of the Funds is newly-operational, no financial highlights information is available for it at this time, but information for the existing classes is reflected in the tables.

PricewaterhouseCoopers LLP serves as the Funds’ independent registered public accounting firm and has audited the financial statements of each of the Funds for each of the periods presented. Its report appears in the Funds’ Annual Report, which is available without charge upon request.

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     153

Financial highlights

Lifecycle Index Retirement Income Fund

			Selected per share data
				Gain (loss) from investment operations
									Less distributions from
	For the period or year ended		Net asset value, beginning of period	Net investment income (loss)	[a]	Net realized & unrealized gain (loss) on total investments	[j]	Total gain (loss) from investment operations	Net investment income	Net realized gains
Institutional Class
	5/31/15		$ 13.06	$ 0.27		$ 0.33		$ 0.60	$ (0.28)	$ (0.03)
	5/31/14		12.29	0.24		0.84		1.08	(0.24)	(0.07)
	5/31/13		11.35	0.22		0.94		1.16	(0.22)	(0.00)[d]
	5/31/12		11.36	0.23		0.03		0.26	(0.24)	(0.03)
	5/31/11	†	10.65	0.18		0.73		0.91	(0.16)	(0.04)
	9/30/10		10.00	0.22		0.65		0.87	(0.22)	—

Premier Class
	5/31/15		13.05	0.25		0.33		0.58	(0.26)	(0.03)
	5/31/14		12.29	0.22		0.83		1.05	(0.22)	(0.07)
	5/31/13		11.34	0.22		0.93		1.15	(0.20)	(0.00)[d]
	5/31/12		11.35	0.22		0.02		0.24	(0.22)	(0.03)
	5/31/11	†	10.65	0.16		0.73		0.89	(0.15)	(0.04)
	9/30/10		10.00	0.23		0.63		0.86	(0.21)	—

Retirement Class
	5/31/15		13.05	0.25		0.31		0.56	(0.25)	(0.03)
	5/31/14		12.29	0.20		0.84		1.04	(0.21)	(0.07)
	5/31/13		11.34	0.20		0.94		1.14	(0.19)	(0.00)[d]
	5/31/12		11.36	0.21		0.01		0.22	(0.21)	(0.03)
	5/31/11	†	10.65	0.16		0.73		0.89	(0.14)	(0.04)
	9/30/10		10.00	0.22		0.63		0.85	(0.20)	—

[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[d]	Amount represents less than $0.01 per share.
[e]	The Fund’s expenses do not include the expenses of the Underlying Funds.
[j]	Short-term capital gains distributions are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
†	Amounts shown are for the eight-month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.

154     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

 (continued)

				Ratios and supplemental data

					Ratios to average net assets
Total dividends and distributions	Net asset value, end of period	Total return		Net assets at end of period (in thousands)	Gross expenses	[e]	Net expenses	[e]	Net investment income (loss)		Portfolio turnover rate

$ (0.31)	$13.35	4.66%		$28,537	0.34%		0.04%		2.08%		35%
(0.31)	13.06	8.87		22,907	0.44		0.04		1.90		26
(0.22)	12.29	10.28		16,754	0.56		0.05		1.82		24
(0.27)	11.35	2.36		11,470	0.82		0.06		2.06		25
(0.20)	11.36	8.56	[b]	7,447	0.76	[c]	0.06	[c]	2.47	[c]	13	[c]
(0.22)	10.65	8.82		5,690	1.74		0.08		2.19		39

(0.29)	13.34	4.50		9,788	0.49		0.19		1.90		35
(0.29)	13.05	8.63		9,550	0.59		0.19		1.75		26
(0.20)	12.29	10.23		8,439	0.69		0.20		1.85		24
(0.25)	11.34	2.21		2,568	0.98		0.21		1.96		25
(0.19)	11.35	8.40	[b]	1,833	0.93	[c]	0.21	[c]	2.26	[c]	13	[c]
(0.21)	10.65	8.67		272	1.91		0.23		2.24		39

(0.28)	13.33	4.35		8,778	0.65		0.29		1.95		35
(0.28)	13.05	8.53		1,696	0.76		0.29		1.60		26
(0.19)	12.29	10.12		987	0.88		0.30		1.65		24
(0.24)	11.34	2.02		622	1.16		0.31		1.89		25
(0.18)	11.36	8.44	[b]	342	1.14	[c]	0.31	[c]	2.16	[c]	13	[c]
(0.20)	10.65	8.56		274	2.07		0.33		2.13		39

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     155

Financial highlights

Lifecycle Index 2010 Fund

			Selected per share data
				Gain (loss) from investment operations
								Less distributions from
	For the period or year ended		Net asset value, beginning of period	Net investment income (loss)	[a]	Net realized & unrealized gain (loss) on total investments [j]	Total gain (loss) from investment operations	Net investment income	Net realized gains
Institutional Class
	5/31/15		$ 13.72	$ 0.29		$ 0.38	$ 0.67	$ (0.29)	$ (0.03)
	5/31/14		12.81	0.25		1.02	1.27	(0.24)	(0.12)
	5/31/13		11.60	0.23		1.20	1.43	(0.21)	(0.01)
	5/31/12		11.75	0.23		(0.13)	0.10	(0.22)	(0.03)
	5/31/11	†	10.84	0.20		0.89	1.09	(0.17)	(0.01)
	9/30/10		10.00	0.17		0.72	0.89	(0.05)	—

Premier Class
	5/31/15		13.68	0.27		0.39	0.66	(0.27)	(0.03)
	5/31/14		12.77	0.21		1.03	1.24	(0.21)	(0.12)
	5/31/13		11.57	0.22		1.19	1.41	(0.20)	(0.01)
	5/31/12		11.73	0.21		(0.13)	0.08	(0.21)	(0.03)
	5/31/11	†	10.83	0.17		0.91	1.08	(0.17)	(0.01)
	9/30/10		10.00	0.21		0.67	0.88	(0.05)	—

Retirement Class
	5/31/15		13.63	0.25		0.38	0.63	(0.26)	(0.03)
	5/31/14		12.74	0.19		1.03	1.22	(0.21)	(0.12)
	5/31/13		11.54	0.20		1.21	1.41	(0.20)	(0.01)
	5/31/12		11.72	0.21		(0.15)	0.06	(0.21)	(0.03)
	5/31/11	†	10.82	0.15		0.92	1.07	(0.16)	(0.01)
	9/30/10		10.00	0.21		0.65	0.86	(0.04)	—

[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[e]	The Fund’s expenses do not include the expenses of the Underlying Funds.
[j]	Short-term capital gains distributions are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
†	Amounts shown are for the eight-month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.

156     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

 (continued)

				Ratios and supplemental data

					Ratios to average net assets
Total dividends and distributions	Net asset value, end of period	Total return		Net assets at end of period (in thousands)	Gross expenses	[e]	Net expenses	[e]	Net investment income (loss)		Portfolio turnover rate

$ (0.32)	$14.07	4.96%		$122,842	0.17%		0.04%		2.12%		14%
(0.36)	13.72	10.02		109,776	0.19		0.05		1.92		17
(0.22)	12.81	12.45		84,599	0.21		0.06		1.83		13
(0.25)	11.60	0.92		64,002	0.26		0.07		2.02		25
(0.18)	11.75	10.14	[b]	49,573	0.28	[c]	0.07	[c]	2.63	[c]	38	[b]
(0.05)	10.84	8.94		30,599	0.80		0.07		1.65		43

(0.30)	14.04	4.89		23,379	0.32		0.19		1.97		14
(0.33)	13.68	9.85		22,820	0.34		0.20		1.62		17
(0.21)	12.77	12.28		25,923	0.36		0.21		1.79		13
(0.24)	11.57	0.74		12,701	0.41		0.22		1.86		25
(0.18)	11.73	10.02	[b]	7,766	0.43	[c]	0.22	[c]	2.33	[c]	38	[b]
(0.05)	10.83	8.79		753	1.04		0.23		2.08		43

(0.29)	13.97	4.70		41,362	0.47		0.29		1.83		14
(0.33)	13.63	9.70		26,305	0.49		0.30		1.49		17
(0.21)	12.74	12.26		10,672	0.51		0.31		1.63		13
(0.24)	11.54	0.58		4,044	0.56		0.32		1.80		25
(0.17)	11.72	9.98	[b]	695	0.63	[c]	0.32	[c]	2.00	[c]	38	[b]
(0.04)	10.82	8.67		300	1.22		0.33		2.01		43

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     157

Financial highlights

Lifecycle Index 2015 Fund

			Selected per share data
				Gain (loss) from investment operations
								Less distributions from
	For the period or year ended		Net asset value, beginning of period	Net investment income (loss)	[a]	Net realized & unrealized gain (loss) on total investments [j]	Total gain (loss) from investment operations	Net investment income	Net realized gains
Institutional Class
	5/31/15		$ 14.14	$ 0.31		$ 0.44	$ 0.75	$ (0.30)	$ (0.02)
	5/31/14		13.07	0.26		1.15	1.41	(0.24)	(0.10)
	5/31/13		11.64	0.23		1.42	1.65	(0.21)	(0.01)
	5/31/12		11.90	0.23		(0.27)	(0.04)	(0.21)	(0.01)
	5/31/11	†	10.85	0.19		1.03	1.22	(0.17)	—
	9/30/10		10.00	0.14		0.75	0.89	(0.04)	—

Premier Class
	5/31/15		14.10	0.28		0.43	0.71	(0.27)	(0.02)
	5/31/14		13.02	0.22		1.18	1.40	(0.22)	(0.10)
	5/31/13		11.61	0.24		1.38	1.62	(0.20)	(0.01)
	5/31/12		11.88	0.21		(0.27)	(0.06)	(0.20)	(0.01)
	5/31/11	†	10.83	0.18		1.04	1.22	(0.17)	—
	9/30/10		10.00	0.20		0.67	0.87	(0.04)	—

Retirement Class
	5/31/15		14.06	0.26		0.45	0.71	(0.27)	(0.02)
	5/31/14		13.00	0.21		1.16	1.37	(0.21)	(0.10)
	5/31/13		11.59	0.20		1.41	1.61	(0.19)	(0.01)
	5/31/12		11.86	0.19		(0.25)	(0.06)	(0.20)	(0.01)
	5/31/11	†	10.83	0.11		1.09	1.20	(0.17)	—
	9/30/10		10.00	0.20		0.67	0.87	(0.04)	—

[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[e]	The Fund’s expenses do not include the expenses of the Underlying Funds.
[j]	Short-term capital gains distributions are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
†	Amounts shown are for the eight-month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.

158     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

 (continued)

				Ratios and supplemental data

					Ratios to average net assets
Total dividends and distributions	Net asset value, end of period	Total return		Net assets at end of period (in thousands)	Gross expenses	[e]	Net expenses	[e]	Net investment income (loss)		Portfolio turnover rate

$ (0.32)	$14.57	5.37%		$221,139	0.14%		0.05%		2.13%		12%
(0.34)	14.14	10.97		191,164	0.16		0.06		1.94		16
(0.22)	13.07	14.26		145,288	0.18		0.07		1.82		10
(0.22)	11.64	(0.21)		102,292	0.22		0.08		1.96		21
(0.17)	11.90	11.43	[b]	74,426	0.24	[c]	0.08	[c]	2.49	[c]	13	[b]
(0.04)	10.85	8.96		43,294	0.64		0.07		1.38		23

(0.29)	14.52	5.16		55,574	0.29		0.20		1.96		12
(0.32)	14.10	10.92		53,952	0.31		0.21		1.67		16
(0.21)	13.02	14.04		53,709	0.33		0.22		1.91		10
(0.21)	11.61	(0.39)		15,447	0.37		0.23		1.81		21
(0.17)	11.88	11.41	[b]	9,054	0.40	[c]	0.22	[c]	2.44	[c]	13	[b]
(0.04)	10.83	8.72		758	0.90		0.23		1.97		23

(0.29)	14.48	5.12		64,781	0.44		0.30		1.85		12
(0.31)	14.06	10.73		39,234	0.46		0.31		1.53		16
(0.20)	13.00	13.95		19,214	0.48		0.32		1.61		10
(0.21)	11.59	(0.40)		9,527	0.51		0.33		1.63		21
(0.17)	11.86	11.18	[b]	1,880	0.56	[c]	0.33	[c]	1.46	[c]	13	[b]
(0.04)	10.83	8.69		327	1.07		0.33		1.89		23

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     159

Financial highlights

Lifecycle Index 2020 Fund

			Selected per share data
				Gain (loss) from investment operations
								Less distributions from
	For the period or year ended		Net asset value, beginning of period	Net investment income (loss)	[a]	Net realized & unrealized gain (loss) on total investments [j]	Total gain (loss) from investment operations	Net investment income	Net realized gains
Institutional Class
	5/31/15		$ 14.62	$ 0.32		$ 0.53	$ 0.85	$ (0.30)	$ (0.02)
	5/31/14		13.32	0.27		1.36	1.63	(0.25)	(0.08)
	5/31/13		11.63	0.23		1.67	1.90	(0.21)	(0.00)[d]
	5/31/12		12.04	0.22		(0.41)	(0.19)	(0.21)	(0.01)
	5/31/11	†	10.85	0.19		1.18	1.37	(0.18)	—
	9/30/10		10.00	0.12		0.78	0.90	(0.05)	—

Premier Class
	5/31/15		14.57	0.29		0.53	0.82	(0.28)	(0.02)
	5/31/14		13.27	0.24		1.37	1.61	(0.23)	(0.08)
	5/31/13		11.60	0.25		1.62	1.87	(0.20)	(0.00)[d]
	5/31/12		12.02	0.20		(0.41)	(0.21)	(0.20)	(0.01)
	5/31/11	†	10.83	0.18		1.18	1.36	(0.17)	—
	9/30/10		10.00	0.18		0.69	0.87	(0.04)	—

Retirement Class
	5/31/15		14.54	0.28		0.52	0.80	(0.28)	(0.02)
	5/31/14		13.25	0.22		1.38	1.60	(0.23)	(0.08)
	5/31/13		11.59	0.21		1.64	1.85	(0.19)	(0.00)[d]
	5/31/12		12.01	0.18		(0.40)	(0.22)	(0.19)	(0.01)
	5/31/11	†	10.83	0.09		1.26	1.35	(0.17)	—
	9/30/10		10.00	0.19		0.68	0.87	(0.04)	—

[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[d]	Amount represents less than $0.01 per share.
[e]	The Fund’s expenses do not include the expenses of the Underlying Funds.
[j]	Short-term capital gains distributions are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
†	Amounts shown are for the eight-month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.

160     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

 (continued)

				Ratios and supplemental data

					Ratios to average net assets
Total dividends and distributions	Net asset value, end of period	Total return		Net assets at end of period (in thousands)	Gross expenses	[e]	Net expenses	[e]	Net investment income (loss)		Portfolio turnover rate

$ (0.32)	$15.15	5.90%		$327,209	0.13%		0.06%		2.13%		9%
(0.33)	14.62	12.42		260,171	0.15		0.06		1.95		10
(0.21)	13.32	16.51		183,056	0.17		0.07		1.83		8
(0.22)	11.63	(1.49)		121,899	0.21		0.09		1.87		14
(0.18)	12.04	12.74	[b]	84,549	0.23	[c]	0.08	[c]	2.46	[c]	11	[b]
(0.05)	10.85	9.00		51,737	0.62		0.07		1.16		22

(0.30)	15.09	5.70		117,293	0.28		0.21		1.98		9
(0.31)	14.57	12.30		104,180	0.30		0.21		1.71		10
(0.20)	13.27	16.29		89,233	0.32		0.22		1.96		8
(0.21)	11.60	(1.67)		27,047	0.36		0.24		1.69		14
(0.17)	12.02	12.72	[b]	19,670	0.38	[c]	0.23	[c]	2.35	[c]	11	[b]
(0.04)	10.83	8.76		1,851	0.85		0.23		1.73		22

(0.30)	15.04	5.55		112,353	0.43		0.31		1.93		9
(0.31)	14.54	12.19		49,705	0.45		0.31		1.58		10
(0.19)	13.25	16.13		23,032	0.47		0.32		1.64		8
(0.20)	11.59	(1.70)		8,485	0.51		0.34		1.54		14
(0.17)	12.01	12.58	[b]	2,363	0.54	[c]	0.33	[c]	1.19	[c]	11	[b]
(0.04)	10.83	8.73		304	1.06		0.33		1.80		22

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     161

Financial highlights

Lifecycle Index 2025 Fund

			Selected per share data
				Gain (loss) from investment operations
								Less distributions from
	For the period or year ended		Net asset value, beginning of period	Net investment income (loss)	[a]	Net realized & unrealized gain (loss) on total investments [j]	Total gain (loss) from investment operations	Net investment income	Net realized gains
Institutional Class
	5/31/15		$ 15.09	$ 0.33		$ 0.61	$ 0.94	$ (0.32)	$ (0.02)
	5/31/14		13.57	0.28		1.58	1.86	(0.26)	(0.08)
	5/31/13		11.63	0.23		1.93	2.16	(0.22)	(0.00)[d]
	5/31/12		12.18	0.21		(0.55)	(0.34)	(0.20)	(0.01)
	5/31/11	†	10.84	0.19		1.33	1.52	(0.18)	—
	9/30/10		10.00	0.10		0.79	0.89	(0.05)	—

Premier Class
	5/31/15		15.04	0.30		0.61	0.91	(0.30)	(0.02)
	5/31/14		13.53	0.24		1.59	1.83	(0.24)	(0.08)
	5/31/13		11.61	0.27		1.86	2.13	(0.21)	(0.00)[d]
	5/31/12		12.16	0.19		(0.54)	(0.35)	(0.19)	(0.01)
	5/31/11	†	10.83	0.18		1.33	1.51	(0.18)	—
	9/30/10		10.00	0.16		0.72	0.88	(0.05)	—

Retirement Class
	5/31/15		15.00	0.29		0.60	0.89	(0.29)	(0.02)
	5/31/14		13.50	0.21		1.60	1.81	(0.23)	(0.08)
	5/31/13		11.58	0.21		1.91	2.12	(0.20)	(0.00)[d]
	5/31/12		12.15	0.19		(0.56)	(0.37)	(0.19)	(0.01)
	5/31/11	†	10.82	0.13		1.38	1.51	(0.18)	—
	9/30/10		10.00	0.17		0.70	0.87	(0.05)	—

[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[d]	Amount represents less than $0.01 per share.
[e]	The Fund’s expenses do not include the expenses of the Underlying Funds.
[j]	Short-term capital gains distributions are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
†	Amounts shown are for the eight-month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.

162     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

 (continued)

				Ratios and supplemental data

					Ratios to average net assets
Total dividends and distributions	Net asset value, end of period	Total return		Net assets at end of period (in thousands)	Gross expenses	[e]	Net expenses	[e]	Net investment income (loss)		Portfolio turnover rate

$ (0.34)	$15.69	6.31%		$337,862	0.13%		0.07%		2.15%		6%
(0.34)	15.09	13.85		270,258	0.15		0.07		1.96		11
(0.22)	13.57	18.71		187,069	0.17		0.08		1.84		8
(0.21)	11.63	(2.70)		120,360	0.21		0.09		1.80		12
(0.18)	12.18	14.21	[b]	86,413	0.23	[c]	0.08	[c]	2.47	[c]	9	[b]
(0.05)	10.84	8.96		51,228	0.65		0.07		0.97		16

(0.32)	15.63	6.11		118,947	0.28		0.22		1.97		6
(0.32)	15.04	13.63		98,691	0.30		0.22		1.70		11
(0.21)	13.53	18.50		81,393	0.32		0.23		2.11		8
(0.20)	11.61	(2.79)		18,118	0.36		0.24		1.64		12
(0.18)	12.16	14.09	[b]	11,066	0.39	[c]	0.23	[c]	2.38	[c]	9	[b]
(0.05)	10.83	8.82		1,664	0.89		0.23		1.61		16

(0.31)	15.58	6.02		99,991	0.43		0.32		1.93		6
(0.31)	15.00	13.53		49,436	0.45		0.32		1.46		11
(0.20)	13.50	18.46		19,093	0.47		0.33		1.69		8
(0.20)	11.58	(2.97)		5,837	0.51		0.34		1.64		12
(0.18)	12.15	14.06	[b]	1,125	0.57	[c]	0.33	[c]	1.64	[c]	9	[b]
(0.05)	10.82	8.69		324	1.10		0.33		1.69		16

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     163

Financial highlights

Lifecycle Index 2030 Fund

			Selected per share data
				Gain (loss) from investment operations
								Less distributions from
	For the period or year ended		Net asset value, beginning of period	Net investment income (loss)	[a]	Net realized & unrealized gain (loss) on total investments [j]	Total gain (loss) from investment operations	Net investment income	Net realized gains
Institutional Class
	5/31/15		$ 15.56	$ 0.34		$ 0.70	$ 1.04	$ (0.33)	$ (0.02)
	5/31/14		13.84	0.29		1.80	2.09	(0.28)	(0.09)
	5/31/13		11.65	0.24		2.17	2.41	(0.22)	(0.00)[d]
	5/31/12		12.35	0.20		(0.70)	(0.50)	(0.19)	(0.01)
	5/31/11	†	10.86	0.19		1.49	1.68	(0.19)	—
	9/30/10		10.00	0.07		0.83	0.90	(0.04)	—

Premier Class
	5/31/15		15.50	0.32		0.70	1.02	(0.31)	(0.02)
	5/31/14		13.80	0.25		1.80	2.05	(0.26)	(0.09)
	5/31/13		11.62	0.26		2.14	2.40	(0.22)	(0.00)[d]
	5/31/12		12.32	0.18		(0.69)	(0.51)	(0.18)	(0.01)
	5/31/11	†	10.84	0.18		1.49	1.67	(0.19)	—
	9/30/10		10.00	0.16		0.72	0.88	(0.04)	—

Retirement Class
	5/31/15		15.46	0.31		0.69	1.00	(0.31)	(0.02)
	5/31/14		13.77	0.21		1.82	2.03	(0.25)	(0.09)
	5/31/13		11.60	0.21		2.16	2.37	(0.20)	(0.00)[d]
	5/31/12		12.31	0.18		(0.70)	(0.52)	(0.18)	(0.01)
	5/31/11	†	10.83	0.12		1.54	1.66	(0.18)	—
	9/30/10		10.00	0.15		0.72	0.87	(0.04)	—

[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[d]	Amount represents less than $0.01 per share.
[e]	The Fund’s expenses do not include the expenses of the Underlying Funds.
[j]	Short-term capital gains distributions are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
†	Amounts shown are for the eight-month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.

164     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

 (continued)

				Ratios and supplemental data

					Ratios to average net assets
Total dividends and distributions	Net asset value, end of period	Total return		Net assets at end of period (in thousands)	Gross expenses	[e]	Net expenses	[e]	Net investment income (loss)		Portfolio turnover rate

$ (0.35)	$16.25	6.77%		$360,424	0.13%		0.07%		2.15%		5%
(0.37)	15.56	15.24		283,951	0.15		0.08		1.95		10
(0.22)	13.84	20.90		194,258	0.17		0.09		1.84		4
(0.20)	11.65	(3.89)		124,802	0.21		0.10		1.74		10
(0.19)	12.35	15.64	[b]	91,910	0.22	[c]	0.09	[c]	2.45	[c]	9	[b]
(0.04)	10.86	9.06		56,944	0.59		0.07		0.71		16

(0.33)	16.19	6.65		130,175	0.28		0.22		2.00		5
(0.35)	15.50	14.98		109,285	0.30		0.23		1.70		10
(0.22)	13.80	20.79		86,071	0.32		0.24		2.05		4
(0.19)	11.62	(4.00)		22,673	0.36		0.25		1.55		10
(0.19)	12.32	15.54	[b]	15,655	0.37	[c]	0.24	[c]	2.32	[c]	9	[b]
(0.04)	10.84	8.82		1,095	0.83		0.23		1.56		16

(0.33)	16.13	6.51		94,242	0.43		0.32		2.00		5
(0.34)	15.46	14.87		39,318	0.45		0.33		1.45		10
(0.20)	13.77	20.62		18,588	0.47		0.34		1.62		4
(0.19)	11.60	(4.10)		7,553	0.51		0.35		1.53		10
(0.18)	12.31	15.52	[b]	2,415	0.54	[c]	0.34	[c]	1.61	[c]	9	[b]
(0.04)	10.83	8.69		455	1.01		0.33		1.48		16

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     165

Financial highlights

Lifecycle Index 2035 Fund

			Selected per share data
				Gain (loss) from investment operations
								Less distributions from
	For the period or year ended		Net asset value, beginning of period	Net investment income (loss)	[a]	Net realized & unrealized gain (loss) on total investments [j]	Total gain (loss) from investment operations	Net investment income	Net realized gains
Institutional Class
	5/31/15		$ 16.01	$ 0.35		$ 0.78	$ 1.13	$ (0.35)	$ (0.02)
	5/31/14		14.08	0.29		2.02	2.31	(0.29)	(0.09)
	5/31/13		11.63	0.24		2.44	2.68	(0.23)	(0.00)[d]
	5/31/12		12.48	0.20		(0.85)	(0.65)	(0.19)	(0.01)
	5/31/11	†	10.84	0.19		1.65	1.84	(0.20)	—
	9/30/10		10.00	0.05		0.84	0.89	(0.05)	—

Premier Class
	5/31/15		15.95	0.32		0.79	1.11	(0.33)	(0.02)
	5/31/14		14.03	0.25		2.03	2.28	(0.27)	(0.09)
	5/31/13		11.60	0.28		2.37	2.65	(0.22)	(0.00)[d]
	5/31/12		12.46	0.17		(0.84)	(0.67)	(0.18)	(0.01)
	5/31/11	†	10.83	0.18		1.64	1.82	(0.19)	—
	9/30/10		10.00	0.14		0.73	0.87	(0.04)	—

Retirement Class
	5/31/15		15.91	0.31		0.78	1.09	(0.32)	(0.02)
	5/31/14		14.00	0.22		2.04	2.26	(0.26)	(0.09)
	5/31/13		11.57	0.21		2.43	2.64	(0.21)	(0.00)[d]
	5/31/12		12.44	0.18		(0.86)	(0.68)	(0.18)	(0.01)
	5/31/11	†	10.82	0.13		1.68	1.81	(0.19)	—
	9/30/10		10.00	0.15		0.71	0.86	(0.04)	—

[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[d]	Amount represents less than $0.01 per share.
[e]	The Fund’s expenses do not include the expenses of the Underlying Funds.
[j]	Short-term capital gains distributions are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
†	Amounts shown are for the eight-month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.

166     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

 (continued)

				Ratios and supplemental data

					Ratios to average net assets
Total dividends and distributions	Net asset value, end of period	Total return		Net assets at end of period (in thousands)	Gross expenses	[e]	Net expenses	[e]	Net investment income (loss)		Portfolio turnover rate

$ (0.37)	$16.77	7.14%		$370,682	0.13%		0.08%		2.15%		5%
(0.38)	16.01	16.51		296,719	0.15		0.08		1.96		9
(0.23)	14.08	23.25		203,726	0.17		0.09		1.86		7
(0.20)	11.63	(5.07)		125,358	0.21		0.10		1.68		19
(0.20)	12.48	17.12	[b]	91,325	0.23	[c]	0.09	[c]	2.46	[c]	10	[b]
(0.05)	10.84	8.91		56,430	0.61		0.07		0.52		10

(0.35)	16.71	7.02		108,817	0.28		0.23		1.99		5
(0.36)	15.95	16.34		90,943	0.30		0.23		1.69		9
(0.22)	14.03	23.06		68,495	0.32		0.24		2.17		7
(0.19)	11.60	(5.26)		13,777	0.36		0.25		1.49		19
(0.19)	12.46	17.00	[b]	7,916	0.38	[c]	0.24	[c]	2.31	[c]	10	[b]
(0.04)	10.83	8.77		1,336	0.85		0.23		1.40		10

(0.34)	16.66	6.92		71,803	0.43		0.33		1.91		5
(0.35)	15.91	16.23		34,019	0.45		0.33		1.45		9
(0.21)	14.00	23.00		16,853	0.47		0.34		1.63		7
(0.19)	11.57	(5.36)		6,337	0.51		0.35		1.52		19
(0.19)	12.44	16.89	[b]	1,597	0.55	[c]	0.34	[c]	1.61	[c]	10	[b]
(0.04)	10.82	8.64		404	1.04		0.33		1.41		10

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     167

Financial highlights

Lifecycle Index 2040 Fund

			Selected per share data
				Gain (loss) from investment operations
								Less distributions from
	For the period or year ended		Net asset value, beginning of period	Net investment income (loss)	[a]	Net realized & unrealized gain (loss) on total investments [j]	Total gain (loss) from investment operations	Net investment income	Net realized gains
Institutional Class
	5/31/15		$ 16.25	$ 0.36		$ 0.85	$ 1.21	$ (0.36)	$ (0.02)
	5/31/14		14.19	0.30		2.15	2.45	(0.30)	(0.09)
	5/31/13		11.62	0.24		2.57	2.81	(0.24)	(0.00)[d]
	5/31/12		12.52	0.20		(0.89)	(0.69)	(0.19)	(0.02)
	5/31/11	†	10.87	0.19		1.66	1.85	(0.20)	—
	9/30/10		10.00	0.04		0.86	0.90	(0.03)	—

Premier Class
	5/31/15		16.19	0.33		0.85	1.18	(0.34)	(0.02)
	5/31/14		14.14	0.26		2.16	2.42	(0.28)	(0.09)
	5/31/13		11.59	0.28		2.50	2.78	(0.23)	(0.00)[d]
	5/31/12		12.49	0.17		(0.87)	(0.70)	(0.18)	(0.02)
	5/31/11	†	10.85	0.18		1.65	1.83	(0.19)	—
	9/30/10		10.00	0.14		0.73	0.87	(0.02)	—

Retirement Class
	5/31/15		16.15	0.32		0.84	1.16	(0.33)	(0.02)
	5/31/14		14.12	0.24		2.15	2.39	(0.27)	(0.09)
	5/31/13		11.57	0.21		2.55	2.76	(0.21)	(0.00)[d]
	5/31/12		12.48	0.18		(0.89)	(0.71)	(0.18)	(0.02)
	5/31/11	†	10.84	0.11		1.72	1.83	(0.19)	—
	9/30/10		10.00	0.15		0.71	0.86	(0.02)	—

[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[d]	Amount represents less than $0.01 per share.
[e]	The Fund’s expenses do not include the expenses of the Underlying Funds.
[j]	Short-term capital gains distributions are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
†	Amounts shown are for the eight-month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.

168     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

 (continued)

				Ratios and supplemental data

					Ratios to average net assets
Total dividends and distributions	Net asset value, end of period	Total return		Net assets at end of period (in thousands)	Gross expenses	[e]	Net expenses	[e]	Net investment income (loss)		Portfolio turnover rate

$ (0.38)	$17.08	7.55%		$462,814	0.13%		0.08%		2.17%		6%
(0.39)	16.25	17.45		379,218	0.15		0.08		1.95		8
(0.24)	14.19	24.37		264,444	0.16		0.09		1.86		6
(0.21)	11.62	(5.42)		170,934	0.19		0.10		1.70		17
(0.20)	12.52	17.19	[b]	119,510	0.21	[c]	0.09	[c]	2.46	[c]	10	[b]
(0.03)	10.87	8.98		79,123	0.47		0.07		0.42		11

(0.36)	17.01	7.36		102,991	0.28		0.23		1.99		6
(0.37)	16.19	17.28		87,589	0.30		0.23		1.70		8
(0.23)	14.14	24.18		66,876	0.31		0.24		2.12		6
(0.20)	11.59	(5.52)		16,233	0.34		0.25		1.48		17
(0.19)	12.49	17.08	[b]	11,311	0.37	[c]	0.24	[c]	2.32	[c]	10	[b]
(0.02)	10.85	8.74		1,790	0.69		0.23		1.32		11

(0.35)	16.96	7.28		74,281	0.43		0.33		1.92		6
(0.36)	16.15	17.09		33,725	0.45		0.33		1.58		8
(0.21)	14.12	24.10		19,052	0.46		0.34		1.65		6
(0.20)	11.57	(5.62)		7,751	0.49		0.35		1.51		17
(0.19)	12.48	17.06	[b]	1,882	0.54	[c]	0.34	[c]	1.37	[c]	10	[b]
(0.02)	10.84	8.62		395	0.88		0.33		1.41		11

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     169

Financial highlights

Lifecycle Index 2045 Fund

			Selected per share data
				Gain (loss) from investment operations
								Less distributions from
	For the period or year ended		Net asset value, beginning of period	Net investment income (loss)	[a]	Net realized & unrealized gain (loss) on total investments [j]	Total gain (loss) from investment operations	Net investment income	Net realized gains
Institutional Class
	5/31/15		$ 16.17	$ 0.36		$ 0.85	$ 1.21	$ (0.36)	$ (0.02)
	5/31/14		14.10	0.29		2.14	2.43	(0.30)	(0.06)
	5/31/13		11.54	0.25		2.54	2.79	(0.23)	(0.00)[d]
	5/31/12		12.42	0.19		(0.87)	(0.68)	(0.19)	(0.01)
	5/31/11	†	10.79	0.19		1.64	1.83	(0.20)	—
	9/30/10		10.00	0.09		0.80	0.89	(0.10)	—

Premier Class
	5/31/15		16.11	0.33		0.86	1.19	(0.34)	(0.02)
	5/31/14		14.05	0.26		2.14	2.40	(0.28)	(0.06)
	5/31/13		11.52	0.30		2.46	2.76	(0.23)	(0.00)[d]
	5/31/12		12.40	0.17		(0.86)	(0.69)	(0.18)	(0.01)
	5/31/11	†	10.78	0.17		1.64	1.81	(0.19)	—
	9/30/10		10.00	0.16		0.71	0.87	(0.09)	—

Retirement Class
	5/31/15		16.07	0.31		0.85	1.16	(0.33)	(0.02)
	5/31/14		14.02	0.23		2.15	2.38	(0.27)	(0.06)
	5/31/13		11.50	0.23		2.50	2.73	(0.21)	(0.00)[d]
	5/31/12		12.39	0.16		(0.86)	(0.70)	(0.18)	(0.01)
	5/31/11	†	10.77	0.16		1.65	1.81	(0.19)	—
	9/30/10		10.00	0.15		0.71	0.86	(0.09)	—

[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[d]	Amount represents less than $0.01 per share.
[e]	The Fund’s expenses do not include the expenses of the Underlying Funds.
[j]	Short-term capital gains distributions are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
†	Amounts shown are for the eight-month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.

170     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

 (continued)

				Ratios and supplemental data

					Ratios to average net assets
Total dividends and distributions	Net asset value, end of period	Total return		Net assets at end of period (in thousands)	Gross expenses	[e]	Net expenses	[e]	Net investment income (loss)		Portfolio turnover rate

$ (0.38)	$17.00	7.56%		$189,644	0.15%		0.08%		2.17%		5%
(0.36)	16.17	17.37		135,011	0.18		0.08		1.94		13
(0.23)	14.10	24.42		83,001	0.22		0.09		1.90		16
(0.20)	11.54	(5.36)		45,913	0.34		0.10		1.65		25
(0.20)	12.42	17.13	[b]	28,529	0.35	[c]	0.09	[c]	2.41	[c]	11[b]
(0.10)	10.79	8.94		17,294	1.15		0.08		0.90		10

(0.36)	16.94	7.44		78,809	0.30		0.23		2.00		5
(0.34)	16.11	17.21		63,580	0.33		0.23		1.75		13
(0.23)	14.05	24.14		44,631	0.36		0.24		2.35		16
(0.19)	11.52	(5.46)		7,202	0.49		0.25		1.47		25
(0.19)	12.40	17.01	[b]	4,521	0.51	[c]	0.24	[c]	2.25	[c]	11[b]
(0.09)	10.78	8.80		408	1.37		0.23		1.57		10

(0.35)	16.88	7.29		45,836	0.45		0.33		1.88		5
(0.33)	16.07	17.10		20,002	0.48		0.33		1.51		13
(0.21)	14.02	23.98		9,184	0.52		0.34		1.75		16
(0.19)	11.50	(5.56)		2,967	0.64		0.35		1.38		25
(0.19)	12.39	16.98	[b]	596	0.70	[c]	0.34	[c]	1.99	[c]	11[b]
(0.09)	10.77	8.67		325	1.53		0.33		1.46		10

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     171

Financial highlights

Lifecycle Index 2050 Fund

			Selected per share data
				Gain (loss) from investment operations
								Less distributions from
	For the period or year ended		Net asset value, beginning of period	Net investment income (loss)	[a]	Net realized & unrealized gain (loss) on total investments [j]	Total gain (loss) from investment operations	Net investment income	Net realized gains
Institutional Class
	5/31/15		$ 16.16	$ 0.36		$ 0.85	$ 1.21	$ (0.36)	$ (0.02)
	5/31/14		14.09	0.29		2.14	2.43	(0.30)	(0.06)
	5/31/13		11.54	0.24		2.54	2.78	(0.23)	—
	5/31/12		12.42	0.19		(0.87)	(0.68)	(0.19)	(0.01)
	5/31/11	†	10.78	0.18		1.66	1.84	(0.20)	—
	9/30/10		10.00	0.11		0.78	0.89	(0.11)	—

Premier Class
	5/31/15		16.10	0.33		0.84	1.17	(0.33)	(0.02)
	5/31/14		14.04	0.26		2.14	2.40	(0.28)	(0.06)
	5/31/13		11.51	0.30		2.46	2.76	(0.23)	—
	5/31/12		12.39	0.17		(0.86)	(0.69)	(0.18)	(0.01)
	5/31/11	†	10.77	0.18		1.64	1.82	(0.20)	—
	9/30/10		10.00	0.16		0.71	0.87	(0.10)	—

Retirement Class
	5/31/15		16.06	0.30		0.85	1.15	(0.33)	(0.02)
	5/31/14		14.01	0.23		2.15	2.38	(0.27)	(0.06)
	5/31/13		11.49	0.22		2.51	2.73	(0.21)	—
	5/31/12		12.38	0.15		(0.85)	(0.70)	(0.18)	(0.01)
	5/31/11	†	10.76	0.17		1.64	1.81	(0.19)	—
	9/30/10		10.00	0.15		0.71	0.86	(0.10)	—

[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[e]	The Fund’s expenses do not include the expenses of the Underlying Funds.
[j]	Short-term capital gains distributions are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
†	Amounts shown are for the eight-month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.

172     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

 (continued)

				Ratios and supplemental data

					Ratios to average net assets
Total dividends and distributions	Net asset value, end of period	Total return		Net assets at end of period (in thousands)	Gross expenses	[e]	Net expenses	[e]	Net investment income (loss)		Portfolio turnover rate

$ (0.38)	$16.99	7.58%		$122,783	0.17%		0.08%		2.18%		5%
(0.36)	16.16	17.38		86,068	0.21		0.08		1.91		20
(0.23)	14.09	24.33		57,380	0.28		0.09		1.85		22
(0.20)	11.54	(5.36)		30,943	0.44		0.10		1.66		30
(0.20)	12.42	17.26	[b]	19,744	0.43	[c]	0.09	[c]	2.34	[c]	12	[b]
(0.11)	10.78	8.94		11,539	1.46		0.08		1.10		11

(0.35)	16.92	7.40		54,208	0.32		0.23		1.99		5
(0.34)	16.10	17.23		40,648	0.36		0.23		1.76		20
(0.23)	14.04	24.16		26,880	0.41		0.24		2.33		22
(0.19)	11.51	(5.46)		3,683	0.59		0.25		1.46		30
(0.20)	12.39	17.04	[b]	2,458	0.60	[c]	0.24	[c]	2.27	[c]	12	[b]
(0.10)	10.77	8.80		328	1.65		0.23		1.59		11

(0.35)	16.86	7.25		31,045	0.47		0.33		1.86		5
(0.33)	16.06	17.12		11,803	0.51		0.33		1.55		20
(0.21)	14.01	24.00		5,528	0.58		0.34		1.67		22
(0.19)	11.49	(5.57)		1,692	0.75		0.35		1.33		30
(0.19)	12.38	17.01	[b]	404	0.80	[c]	0.34	[c]	2.13	[c]	12	[b]
(0.10)	10.76	8.67		286	1.80		0.33		1.49		11

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     173

Financial highlights

Lifecycle Index 2055 Fund

			Selected per share data
				Gain (loss) from investment operations
								Less distributions from
	For the period or year ended		Net asset value, beginning of period	Net investment income (loss)	[a]	Net realized & unrealized gain (loss) on total investments [j]	Total gain (loss) from investment operations	Net investment income	Net realized gains
Institutional Class
	5/31/15		$ 12.86	$ 0.29		$ 0.65	$ 0.94	$ (0.28)	$ (0.01)
	5/31/14		11.21	0.23		1.70	1.93	(0.23)	(0.05)
	5/31/13		9.18	0.19		2.03	2.22	(0.19)	(0.00)[d]
	5/31/12		9.87	0.15		(0.69)	(0.54)	(0.15)	(0.00)[d]
	5/31/11	‡	10.00	0.00	[d]	(0.13)	(0.13)	—	—

Premier Class
	5/31/15		12.84	0.26		0.67	0.93	(0.27)	(0.01)
	5/31/14		11.20	0.21		1.70	1.91	(0.22)	(0.05)
	5/31/13		9.17	0.19		2.02	2.21	(0.18)	(0.00)[d]
	5/31/12		9.87	0.14		(0.70)	(0.56)	(0.14)	(0.00)[d]
	5/31/11	‡	10.00	0.00	[d]	(0.13)	(0.13)	—	—

Retirement Class
	5/31/15		12.83	0.27		0.65	0.92	(0.26)	(0.01)
	5/31/14		11.19	0.20		1.70	1.90	(0.21)	(0.05)
	5/31/13		9.17	0.16		2.02	2.18	(0.16)	(0.00)[d]
	5/31/12		9.87	0.13		(0.70)	(0.57)	(0.13)	(0.00)[d]
	5/31/11	‡	10.00	(0.00)[d]		(0.13)	(0.13)	—	—

[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[d]	Amount represents less than $0.01 per share.
[e]	The Fund’s expenses do not include the expenses of the Underlying Funds.
[j]	Short-term capital gains distributions are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
‡	The Fund commenced operations on April 29, 2011.

174     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

 (concluded)

			Ratios and supplemental data

				Ratios to average net assets
Total dividends and distributions	Net asset value, end of period	Total return	Net assets at end of period (in thousands)	Gross expenses	[e]	Net expenses	[e]	Net investment income (loss)	Portfolio turnover rate

$ (0.29)	$13.51	7.47%	$34,367	0.34%		0.08%		2.18%	9%
(0.28)	12.86	17.42	22,433	0.54		0.08		1.93	25
(0.19)	11.21	24.40	13,356	0.75		0.09		1.83	9
(0.15)	9.18	(5.33)	8,376	1.15		0.10		1.61	7
—	9.87	(1.30)[b]	7,896	8.35	[c]	0.10	[c]	0.15 [c]	1	[b]

(0.28)	13.49	7.35	7,695	0.49		0.23		1.96	9
(0.27)	12.84	17.21	4,510	0.69		0.23		1.76	25
(0.18)	11.20	24.29	2,305	0.91		0.24		1.81	9
(0.14)	9.17	(5.53)	986	1.31		0.25		1.50	7
—	9.87	(1.30)[b]	987	9.18	[c]	0.25	[c]	(0.01)[c]	1	[b]

(0.27)	13.48	7.33	7,668	0.65		0.33		2.06	9
(0.26)	12.83	17.12	2,417	0.85		0.33		1.64	25
(0.16)	11.19	24.03	1,416	1.06		0.34		1.55	9
(0.13)	9.17	(5.59)	986	1.46		0.35		1.36	7
—	9.87	(1.30)[b]	987	9.33	[c]	0.35	[c]	(0.09)[c]	1	[b]

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     175

Financial highlights

Lifecycle Index 2060 Fund

Selected per share data
Gain (loss) from investment operations
Less distributions from
	For the period or year ended		Net asset value, beginning of period	Net investment income (loss)	[a]	Net realized & unrealized gain (loss) on total investments	Total gain (loss) from investment operations	Net investment income	Net realized gains
Institutional Class
	5/31/15	‡	$ 10.00	$ 0.21		$ 0.41	$ 0.62	$ (0.21)	$ —

Premier Class
	5/31/15	‡	10.00	0.20		0.42	0.62	(0.21)	—

Retirement Class
	5/31/15	‡	10.00	0.19		0.41	0.60	(0.20)	—

[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[e]	The Fund’s expenses do not include the expenses of the Underlying Funds.
‡	The Fund commenced operations on September 26, 2014.

176     Prospectus  ■  TIAA-CREF Lifecycle Index Funds

 (concluded)

				Ratios and supplemental data

					Ratios to average net assets
Total dividends and distributions	Net asset value, end of period	Total return	Net assets at end of period (in thousands)		Gross expenses	[e]	Net expenses	[e]	Net investment income (loss)	Portfolio turnover rate

$ (0.21)	$10.41	6.31	% [b]	$8,556	1.65	% [c]	0.08%[c]		3.06	% [c]	6	% [b]

(0.21)	10.41	6.26	[b]	1,062	1.97	[c]	0.23	[c]	2.92	[c]	6	[b]

(0.20)	10.40	6.14	[b]	1,067	2.12	[c]	0.33	[c]	2.82	[c]	6	[b]

TIAA-CREF Lifecycle Index Funds  ■  Prospectus     177

[This page intentionally left blank.]

[This page intentionally left blank.]

For more information about TIAA-CREF Funds

Statement of Additional Information (“SAI”). The Funds’ SAI contains more information about certain aspects of the Funds. A current SAI has been filed with the SEC and is incorporated into this Prospectus by reference. This means that the Funds’ SAI is legally a part of the Prospectus.

Annual and Semiannual Reports. The Funds’ annual and semiannual reports provide additional information about the Funds’ investments. In the Funds’ annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the preceding fiscal year. The audited financial statements in the Funds’ annual shareholder report dated May 31, 2015 are also incorporated into this Prospectus by reference.

Requesting documents. You can request a copy of the Funds’ SAI or these reports without charge, or contact the Funds for any other purpose, in any of the following ways:

By telephone:

Call 877 518-9161

In writing:

TIAA-CREF Funds
P.O. Box 1259
Charlotte, NC 28201

Over the Internet:

www.tiaa-cref.org

Information about the Trust (including the Funds’ SAI) can be reviewed and copied at the SEC’s public reference room (202 551-8090) in Washington, DC. The reports and other information are also available through the EDGAR Database on the SEC’s Internet website at www.sec.gov. Copies of the information can also be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, DC 20549.

To lower costs and eliminate duplicate documents sent to your home, the Funds may mail only one copy of the Funds’ Prospectus, prospectus supplements, annual and semiannual reports, or any other required documents, to your household, even if more than one shareholder lives there. If you would prefer to continue receiving your own copy of any of these documents, you may call the Funds toll-free or write to the Funds as follows:

By telephone:

Call 877 518-9161

In writing:

TIAA-CREF Funds
P.O. Box 1259
Charlotte, NC 28201

Important information about procedures for opening a new account

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions, including the Funds, to obtain, verify and record information that identifies each person who opens an account.

What this means for you: When you open an account, the Funds will ask for your name, address, date of birth, Social Security number and other information that will allow the Funds to identify you, such as your home telephone number. Until you provide the Funds with the information they need, the Funds may not be able to open an account or effect any transactions for you.

1940 Act File No. 811-9301	A12014 (10/15)

PROSPECTUS

[DECEMBER __, 2015]

TIAA-CREF Lifestyle Funds

of the TIAA-CREF Funds

Fund Class Ticker:	[Investor] Class
Lifestyle Income Fund	—
Lifestyle Conservative Fund	—
Lifestyle Moderate Fund	—
Lifestyle Growth Fund	—
Lifestyle Aggressive Growth Fund	—

This Prospectus describes the [Investor] Class shares offered by investment portfolios listed above (each, a “Fund” and, collectively, the “Funds”) of the TIAA-CREF Funds (the “Trust”). These Funds comprise the TIAA-CREF Lifestyle Funds (the “Lifestyle Funds”), a sub-family of funds offered by the Trust.

An investment in a Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investor can lose money in any of the Funds and the Funds could perform more poorly than other investments.

The Securities and Exchange Commission (the “SEC”) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Summary information

Lifestyle Income Fund

Investment objective 5

Fees and expenses 5

Shareholder fees 5

Annual Fund operating expenses 5

Example 6

Portfolio turnover 6

Principal investment strategies 6

Principal investment risks 8

Past performance 9

Portfolio management 11

Purchase and sale of [Investor] Class shares 12

Tax information 12

Payments to broker-dealers and other financial intermediary compensation 12

Summary information

Lifestyle Conservative Fund

Investment objective 13

Fees and expenses 13

Shareholder fees 13

Annual Fund operating expenses 13

Example 14

Portfolio turnover 14

Principal investment strategies 14

Principal investment risks 16

Past performance 17

Portfolio management 19

Purchase and sale of [Investor] Class shares 20

Tax information 20

Payments to broker-dealers and other financial intermediary compensation 20

Summary information

Lifestyle Moderate Fund

Investment objective 21

Fees and expenses 21

Shareholder fees 21

Annual Fund operating expenses 21

Example 22

Portfolio turnover 22

Principal investment strategies 22

Principal investment risks 24

Past performance 25

Portfolio management 27

Purchase and sale of [Investor] Class shares 28

Tax information 28

Payments to broker-dealers and other financial intermediary compensation 28

Summary information

Lifestyle Growth Fund

Investment objective 29

Fees and expenses 29

Shareholder fees 29

Annual Fund operating expenses 29

Example 30

Portfolio turnover 30

Principal investment strategies 30

Principal investment risks 32

Past performance 33

Portfolio management 35

Purchase and sale of [Investor] Class shares 36

Tax information 36

Payments to broker-dealers and other financial intermediary compensation 36

Summary information

Lifestyle Aggressive Growth Fund

Investment objective 37

Fees and expenses 37

Shareholder fees 37

Annual Fund operating expenses 37

Example 38

Portfolio turnover 38

Principal investment strategies 38

Principal investment risks 40

Past performance 41

Portfolio management 43

Purchase and sale of [Investor] Class shares 44

Tax information 44

Payments to broker-dealers and other financial intermediary compensation 44

Additional information about investment strategies and risks 44

Additional information about the Funds 44

More about the Funds’ strategies 45

Additional information about the Funds’ composite indices 46

Additional information about the Underlying Funds 48

Additional information on principal investment risks of the Funds and Underlying Funds 50

Additional information on principal and non-principal investment strategies and risks of the Funds and Underlying Funds 60

Portfolio holdings 62

Portfolio turnover 62

Share classes 63

Management of the Funds 63

The Funds’ investment adviser 63

Investment management fees 64

Portfolio management team 64

Other services 65

Distribution and service arrangements 65

Calculating share price 67

Dividends and distributions 68

Taxes 70

Your account: purchasing, redeeming or exchanging shares 72

Share class eligibility 72

Purchasing shares 73

Redeeming shares 76

Exchanging shares 78

Conversion of shares–applicable to all investors 80

Important transaction information 81

Market timing/excessive trading policy–applicable to all investors 83

Electronic prospectuses 85

Glossary 86

Financial highlights 88

Summary information

TIAA-CREF Lifestyle Income Fund

of the TIAA-CREF Funds

Investment objective

The Fund seeks current income with some capital appreciation.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

[Investor] Class
Maximum sales charge imposed on purchases (percentage of offering price)	X%
Maximum deferred sales charge	X%
Maximum sales charge imposed on reinvested dividends and other distributions	X%
Redemption or exchange fee	X%
Maximum account fee	X%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

[Investor] Class
Management fees	X.XX%
Distribution (Rule 12b-1) fees	X.XX%
Other expenses	X.XX%
Acquired Fund fees and expenses	X.XX%
Total annual Fund operating expenses	X.XX%
Waivers and expense reimbursements	X.XX%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	X.XX%

TIAA-CREF Lifestyle Funds  ■  Prospectus     5

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement agreement will remain in place through [December __, 2016], but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

[Investor] Class
1 year	$	X
3 years	$	XX
5 years	$	XXX
10 years	$	XXX

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2015, the Fund’s portfolio turnover rate was 13% of the average value of its portfolio.

Principal investment strategies

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the Trust and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). The Fund is designed for investors seeking current income with some capital appreciation through a relatively stable asset allocation strategy targeting an income-oriented and conservative risk-return profile. The Fund’s investment adviser, Teacher’s Advisors, Inc. (“Advisors”), generally seeks to meet the Fund’s investment objective by investing: (1) approximately 20% of the Fund’s assets in equity Underlying Funds and (2) approximately 80% of the Fund’s assets in fixed-income Underlying Funds. The Fund may deviate from these target allocations by up to ten percentage points depending upon current market conditions and outlook.

The Underlying Funds’ allocation targets generally represent targets for investments in equity and fixed-income asset classes. Within the equity and fixed-income asset classes, Advisors allocates the Fund’s investments to

6     Prospectus  ■  TIAA-CREF Lifestyle Funds

particular market sectors (which may include U.S. equity, international equity, fixed-income and short-term fixed-income) represented by various Underlying Funds. To maintain an appropriate allocation among the Underlying Funds, the portfolio managers monitor the domestic and foreign equity markets, as well as overall financial and economic conditions. The Fund may sometimes be more heavily weighted toward equities or fixed-income than the target allocations, if the portfolio managers believe market conditions warrant. For example, the Fund may increase its holdings in fixed-income Underlying Funds in periods when the portfolio managers believe the equity markets will decline. The market sector allocations and Underlying Fund allocations may also be changed over time by the portfolio managers, including the addition and removal of market sectors and Underlying Funds in which the Fund invests in light of the Fund’s desired level of risk and potential return at a particular time as evaluated by the portfolio managers based on a mix of qualitative and quantitative factors. The portfolio managers may also opportunistically purchase other Funds or other investment pools or investment products, based on the portfolio managers’ evaluation of the market sectors and/or Underlying Funds without prior notice to shareholders.

As a result of its investments in the Underlying Funds, the Fund’s returns will reflect investments in a mix of domestic and foreign equities of companies of various sizes and a variety of domestic and foreign fixed-income instruments of private and governmental issuers of varying maturities and credit qualities.

As part of the Fund’s ability to invest in unaffiliated investment products or pools noted above, the Fund may invest in exchange-traded funds (“ETFs”) and exchange-traded notes (“ETNs”) to gain exposure to various market sectors or securities in order to effect its asset allocation strategy. Additionally, the Fund may use ETFs and ETNs for cash management, hedging or defensive purposes. ETFs and ETNs will be subject to the risks associated with the types of securities or sectors that they track, while ETNs, which are structured as fixed-income obligations, will also be subject to the general risks of fixed-income securities, including credit risk.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector as of June 30, 2015, are listed in the chart below. These allocations may change over time. Underlying Fund allocations in particular may change from year to year.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	20.15%	U.S. Equity	13.62%	• Large-Cap Growth Fund	3.63%
				• Large-Cap Value Fund	3.36%
				• Growth & Income Fund	2.98%
				• Enhanced Large-Cap Growth Index Fund	1.21%
				• Enhanced Large-Cap Value Index Fund	1.11%
				• Small-Cap Equity Fund	1.10%
				• Mid-Cap Growth Fund	0.13%
				• Mid-Cap Value Fund	0.10%
		International Equity	6.53%	• International Equity Fund	2.20%
				• International Opportunities Fund	1.49%

TIAA-CREF Lifestyle Funds  ■  Prospectus     7

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
				• Enhanced International Equity Index Fund	1.28%
				• Emerging Markets Equity Fund	1.26%
				• Global Natural Resources Fund	0.30%
FIXED-INCOME	79.85%	Fixed-Income	39.89%	• Bond Plus Fund	19.88%
				• Bond Fund	18.99%
				• High-Yield Fund	1.02%
		Short-Term Fixed-Income	39.96%	• Short-Term Bond Fund	39.96%
				• Money Market Fund	0.00%

Total	100.00%	100.00%	100.00%

Principal investment risks

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

• Underlying Funds Risks—The Fund is exposed to the risks of the Underlying Funds in which it invests in direct proportion to the amount of assets the Fund allocates to each Underlying Fund. Because the Fund targets its investments in a higher percentage of fixed-income Underlying Funds, Fixed-Income Underlying Fund Risks are expected to predominate.

• Fixed-Income Underlying Funds Risks—The risks of investing in fixed-income Underlying Funds include risks specific to their investment strategies, as well as risks related to the fixed-income markets in general, such as:

• credit risk—The risk that a decline in an issuer’s financial position may prevent it from making principal and interest payments on fixed-income investments held by a Fund when due;

• interest rate risk—The risk that the value or yield of fixed-income investments may decline if interest rates change, which could adversely affect a Fund’s income or the value of its holdings;

• income volatility risk—The risk that the level of current income from a Fund’s portfolio of fixed-income securities may decline due to rapid and unpredictable changes in prevailing market interest rates;

• call risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in a Fund’s income;

• extension risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected,

8     Prospectus  ■  TIAA-CREF Lifestyle Funds

preventing a Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available; and

• Fixed-income foreign investment risk—Investment in fixed-income securities or financial instruments of foreign issuers involves increased risks due to adverse issuer, political, regulatory, currency, market or economic developments. These developments may impact the ability of a foreign debt issuer to make timely and ultimate payments on its debt obligations to the Fund or impair the Fund’s ability to enforce its rights against the foreign debt issuer. These risks are heightened in emerging or developing markets.

• Equity Underlying Funds Risks—The risks of investing in equity Underlying Funds include risks specific to their investment strategies, as well as risks related to the equity markets in general, such as:

• market risk—The risk that the price of equity investments may decline in response to general market and economic conditions or events, including conditions and developments outside of the financial markets; and

• issuer risk—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time.

• Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

• Fund of Funds Risk—The ability of the Fund to achieve its investment objective will depend in part upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the Prospectus for more detailed information about the risks described above, including the risks of the Underlying Funds.

Past performance

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Because the Fund only recently began offering [Investor] Class shares, the performance information shown is for the Fund’s existing classes, which would have substantially similar annual returns to the new [Investor] Class because all of the Fund’s classes are invested in the same portfolio of securities with the only difference being that the classes do not have the same expenses. The bar chart shows the annual total returns of the Institutional Class of the Fund, before

TIAA-CREF Lifestyle Funds  ■  Prospectus     9

taxes, in each full calendar year since inception of the Institutional Class. Because the expenses vary across share classes, the performance of the Institutional Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Institutional Class for a calendar quarter during the period covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Institutional, Retirement, Premier and Retail Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2014, and how those returns compare to those of certain broad-based securities market indices and a composite index based on the Fund's target allocations. After-tax performance is also shown only for Institutional Class shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Institutional Class shares. The performance in the bar charts and table has not been restated to reflect any difference between the existing classes’ expenses and estimated [Investor] Class expenses. Because existing class shares generally are expected to have different expenses than [Investor] Class shares, if the charts below had been restated with [Investor] Class expenses, performance would have differed.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE INSTITUTIONAL CLASS SHARES (%)†

Lifestyle Income Fund

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2015, was 1.43%.

Best quarter: 3.94%, for the quarter ended March 31, 2012. Worst quarter: -1.39%, for the quarter ended June 30, 2013.

10     Prospectus  ■  TIAA-CREF Lifestyle Funds

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2014

	Inception Date	One Year	Since Inception
Institutional Class	12/9/2011
Return Before Taxes		3.54%	5.64%
Return After Taxes on Distributions		2.44%	4.57%
Return After Taxes on Distributions and Sale of
Fund Shares		2.20%	3.98%
Retail Class	12/9/2011
Return Before Taxes		3.18%	5.34%
Retirement Class	12/9/2011
Return Before Taxes		3.30%	5.38%
Premier Class	12/9/2011
Return Before Taxes		3.40%	5.49%
Barclays U.S. Aggregate Bond Index
(reflects no deductions for fees, expenses or taxes)		5.97%	2.86%†
Russell 3000® Index
(reflects no deductions for fees, expenses or taxes)		12.56%	20.13%†
Lifestyle Income Fund Composite Index‡
(reflects no deductions for fees, expenses or taxes)		4.20%	4.83%†
Current performance of the Fund’s shares may be higher or lower than that shown above.
†		Performance is calculated from the inception date of the Institutional Class.
‡

As of the close of business on December 31, 2014, the Lifestyle Income Fund Composite Index consisted of: 40.0% Barclays U.S. Aggregate Bond Index; 40.0% Barclays U.S. 1-3 Year Government/Credit Bond Index; 14.0% Russell 3000® Index; and 6.0% MSCI All Country World Index ex-USA. The Fund’s composite benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

Portfolio management

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, Inc.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	John Cunniff, CFA	Hans Erickson, CFA
Title:	Managing Director	Managing Director
Experience on Fund:	since 2011	since 2011

TIAA-CREF Lifestyle Funds  ■  Prospectus     11

Purchase and sale of [Investor] Class shares

[Investor] Class shares are available for purchase through certain financial intermediaries and employee benefit plans. The Fund also offers Institutional, Retirement, Premier and Retail Class shares, which are offered through another prospectus that contains information about their respective eligibility criteria.

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any day that the New York Stock Exchange (“NYSE”) is open for business. Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements.

Tax information

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

Payments to broker-dealers and other financial intermediary compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the financial intermediary for providing investor services. The Fund’s related companies may also pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conﬂict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

12     Prospectus  ■  TIAA-CREF Lifestyle Funds

Summary information

TIAA-CREF Lifestyle
Conservative Fund

of the TIAA-CREF Funds

Investment objective

The Fund seeks long-term total return, consisting of current income and capital appreciation.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

[Investor] Class
Maximum sales charge imposed on purchases (percentage of offering price)	X%
Maximum deferred sales charge	X%
Maximum sales charge imposed on reinvested dividends and other distributions	X%
Redemption or exchange fee	X%
Maximum account fee	X%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

[Investor] Class
Management fees	X.XX%
Distribution (Rule 12b-1) fees	X.XX%
Other expenses	X.XX%
Acquired Fund fees and expenses	X.XX%
Total annual Fund operating expenses	X.XX%
Waivers and expense reimbursements	X.XX%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	X.XX%

TIAA-CREF Lifestyle Funds  ■  Prospectus     13

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement agreement will remain in place through [December __, 2016], but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

[Investor] Class
1 year	$	X
3 years	$	XX
5 years	$	XXX
10 years	$	XXX

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2015, the Fund’s portfolio turnover rate was 13% of the average value of its portfolio.

Principal investment strategies

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the Trust and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). The Fund is designed for investors seeking long-term total return, consisting of current income and capital appreciation, through a relatively stable asset allocation strategy targeting a conservative risk-return profile. The Fund’s investment adviser, Teacher’s Advisors, Inc. (“Advisors”), generally seeks to meet the Fund’s investment objective by investing: (1) approximately 40% of the Fund’s assets in equity Underlying Funds and (2) approximately 60% of the Fund’s assets in fixed-income Underlying Funds. The Fund may deviate from these target allocations by up to ten percentage points depending upon current market conditions and outlook.

The Underlying Funds’ allocation targets generally represent targets for investments in equity and fixed-income asset classes. Within the equity and fixed-income asset classes, Advisors allocates the Fund’s investments to

14     Prospectus  ■  TIAA-CREF Lifestyle Funds

particular market sectors (which may include U.S. equity, international equity, fixed-income and short-term fixed-income) represented by various Underlying Funds. To maintain an appropriate allocation among the Underlying Funds, the portfolio managers monitor the domestic and foreign equity markets, as well as overall financial and economic conditions. The Fund may sometimes be more heavily weighted toward equities or fixed-income than the target allocations, if the portfolio managers believe market conditions warrant. For example, the Fund may increase its holdings in fixed-income Underlying Funds in periods when the portfolio managers believe the equity markets will decline. The market sector allocations and Underlying Fund allocations may also be changed over time by the portfolio managers, including the addition and removal of market sectors and Underlying Funds in which the Fund invests in light of the Fund’s desired level of risk and potential return at a particular time as evaluated by the portfolio managers based on a mix of qualitative and quantitative factors. The portfolio managers may also opportunistically purchase other Funds or other investment pools or investment products, based on the portfolio managers’ evaluation of the market sectors and/or Underlying Funds without prior notice to shareholders.

As a result of its investments in the Underlying Funds, the Fund’s returns will reflect investments in a mix of domestic and foreign equities of companies of various sizes and a variety of domestic and foreign fixed-income instruments of private and governmental issuers of varying maturities and credit qualities.

As part of the Fund’s ability to invest in unaffiliated investment products or pools noted above, the Fund may invest in exchange-traded funds (“ETFs”) and exchange-traded notes (“ETNs”) to gain exposure to various market sectors or securities in order to effect its asset allocation strategy. Additionally, the Fund may use ETFs and ETNs for cash management, hedging or defensive purposes. ETFs and ETNs will be subject to the risks associated with the types of securities or sectors that they track, while ETNs, which are structured as fixed-income obligations, will also be subject to the general risks of fixed-income securities, including credit risk.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector as of June 30, 2015, are listed in the chart below. These allocations may change over time. Underlying Fund allocations in particular may change from year to year.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	40.15%	U.S. Equity	27.13%	• Large-Cap Growth Fund	7.22%
				• Large-Cap Value Fund	6.69%
				• Growth & Income Fund	5.94%
				• Enhanced Large-Cap Growth Index Fund	2.41%
				• Enhanced Large-Cap Value Index Fund	2.22%
				• Small-Cap Equity Fund	2.20%
				• Mid-Cap Growth Fund	0.25%
				• Mid-Cap Value Fund	0.20%
		International Equity	13.02%	• International Equity Fund	4.41%
				• International Opportunities Fund	2.97%

TIAA-CREF Lifestyle Funds  ■  Prospectus     15

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
				• Enhanced International Equity Index Fund	2.54%
				• Emerging Markets Equity Fund	2.51%
				• Global Natural Resources Fund	0.59%
FIXED-INCOME	59.85%	Fixed-Income	39.92%	• Bond Plus Fund	29.90%
				• Bond Fund	9.00%
				• High-Yield Fund	1.02%
		Short-Term Fixed-Income	19.93%	• Short-Term Bond Fund	19.93%
				• Money Market Fund	0.00%

Total	100.00%	100.00%	100.00%

Principal investment risks

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

• Underlying Funds Risks—The Fund is exposed to the risks of the Underlying Funds in which it invests in direct proportion to the amount of assets the Fund allocates to each Underlying Fund.

• Fixed-Income Underlying Funds Risks—The risks of investing in fixed-income Underlying Funds include risks specific to their investment strategies, as well as risks related to the fixed-income markets in general, such as:

• credit risk—The risk that a decline in an issuer’s financial position may prevent it from making principal and interest payments on fixed-income investments held by a Fund when due;

• interest rate risk—The risk that the value or yield of fixed-income investments may decline if interest rates change, which could adversely affect a Fund’s income or the value of its holdings;

• income volatility risk—The risk that the level of current income from a Fund’s portfolio of fixed-income securities may decline due to rapid and unpredictable changes in prevailing market interest rates;

• call risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in a Fund’s income; and

• extension risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing a Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

16     Prospectus  ■  TIAA-CREF Lifestyle Funds

• Equity Underlying Funds Risks—The risks of investing in equity Underlying Funds include risks specific to their investment strategies, as well as risks related to the equity markets in general, such as:

• market risk—The risk that the price of equity investments may decline in response to general market and economic conditions or events, including conditions and developments outside of the financial markets;

• issuer risk—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time; and

• foreign investment risk—The increased risks of adverse issuer, political, regulatory, currency, market or economic developments compared to investments in U.S. issuers, which can result in greater market and price volatility.

• Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

• Fund of Funds Risk—The ability of the Fund to achieve its investment objective will depend in part upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the Prospectus for more detailed information about the risks described above, including the risks of the Underlying Funds.

Past performance

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Because the Fund only recently began offering [Investor] Class shares, the performance information shown is for the Fund’s existing classes, which would have substantially similar annual returns to the new [Investor] Class because all of the Fund’s classes are invested in the same portfolio of securities with the only difference being that the classes do not have the same expenses. The bar chart shows the annual total returns of the Institutional Class of the Fund, before taxes, in each full calendar year since inception of the Institutional Class. Because the expenses vary across share classes, the performance of the Institutional Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Institutional Class for a calendar quarter during the period covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Institutional, Retirement, Premier and Retail Classes over the one-year, five-year, ten-year and

TIAA-CREF Lifestyle Funds  ■  Prospectus     17

since-inception periods (where applicable) ended December 31, 2014, and how those returns compare to those of certain broad-based securities market indices and a composite index based on the Fund's target allocations. After-tax performance is also shown only for Institutional Class shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Institutional Class shares. The performance in the bar charts and table has not been restated to reflect any difference between the existing classes’ expenses and estimated [Investor] Class expenses. Because existing class shares generally are expected to have different expenses than [Investor] Class shares, if the charts below had been restated with [Investor] Class expenses, performance would have differed.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE INSTITUTIONAL CLASS SHARES (%)†

Lifestyle Conservative Fund

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2015, was 2.36%.

Best quarter: 6.70%, for the quarter ended March 31, 2012. Worst quarter: -1.24%, for the quarter ended June 30, 2012.

18     Prospectus  ■  TIAA-CREF Lifestyle Funds

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2014

	Inception Date	One Year	Since Inception
Institutional Class	12/9/2011
Return Before Taxes		4.28%	8.73%
Return After Taxes on Distributions		3.01%	7.60%
Return After Taxes on Distributions and Sale of
Fund Shares		2.72%	6.40%
Retail Class	12/9/2011
Return Before Taxes		4.01%	8.41%
Retirement Class	12/9/2011
Return Before Taxes		4.04%	8.45%
Premier Class	12/9/2011
Return Before Taxes		4.14%	8.57%
Barclays U.S. Aggregate Bond Index
(reflects no deductions for fees, expenses or taxes)		5.97%	2.86%†
Russell 3000® Index
(reflects no deductions for fees, expenses or taxes)		12.56%	20.13%†
Lifestyle Conservative Fund Composite Index‡
(reflects no deductions for fees, expenses or taxes)		5.56%	7.91%†
Current performance of the Fund’s shares may be higher or lower than that shown above.
†		Performance is calculated from the inception date of the Institutional Class.
‡

As of the close of business on December 31, 2014, the Lifestyle Conservative Fund Composite Index consisted of: 40.0% Barclays U.S. Aggregate Bond Index; 28.0% Russell 3000® Index; 20.0% Barclays U.S. 1-3 Year Government/Credit Bond Index; and 12.0% MSCI All Country World Index ex-USA. The Fund’s composite benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

Portfolio management

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, Inc.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	John Cunniff, CFA	Hans Erickson, CFA
Title:	Managing Director	Managing Director
Experience on Fund:	since 2011	since 2011

TIAA-CREF Lifestyle Funds  ■  Prospectus     19

Purchase and sale of [Investor] Class shares

[Investor] Class shares are available for purchase through certain financial intermediaries and employee benefit plans. The Fund also offers Institutional, Retirement, Premier and Retail Class shares, which are offered through another prospectus that contains information about their respective eligibility criteria.

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any day that the New York Stock Exchange (“NYSE”) is open for business. Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements.

Tax information

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

Payments to broker-dealers and other financial intermediary compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the financial intermediary for providing investor services. The Fund’s related companies may also pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conﬂict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

20     Prospectus  ■  TIAA-CREF Lifestyle Funds

Summary information

TIAA-CREF Lifestyle
Moderate Fund

of the TIAA-CREF Funds

Investment objective

The Fund seeks long-term total return, consisting of capital appreciation and current income.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

[Investor] Class
Maximum sales charge imposed on purchases (percentage of offering price)	X%
Maximum deferred sales charge	X%
Maximum sales charge imposed on reinvested dividends and other distributions	X%
Redemption or exchange fee	X%
Maximum account fee	X%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

[Investor] Class
Management fees	X.XX%
Distribution (Rule 12b-1) fees	X.XX%
Other expenses	X.XX%
Acquired Fund fees and expenses	X.XX%
Total annual Fund operating expenses	X.XX%
Waivers and expense reimbursements	X.XX%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	X.XX%

TIAA-CREF Lifestyle Funds  ■  Prospectus     21

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement agreement will remain in place through [December __, 2016], but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

[Investor] Class
1 year	$	X
3 years	$	XX
5 years	$	XXX
10 years	$	XXX

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2015, the Fund’s portfolio turnover rate was 13% of the average value of its portfolio.

Principal investment strategies

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the Trust and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). The Fund is designed for investors seeking long-term total return, consisting of capital appreciation and current income, through a relatively stable asset allocation strategy targeting a moderate risk-return profile. The Fund’s investment adviser, Teacher’s Advisors, Inc. (“Advisors”), generally seeks to meet the Fund’s investment objective by investing: (1) approximately 60% of the Fund’s assets in equity Underlying Funds and (2) approximately 40% of the Fund’s assets in fixed-income Underlying Funds. The Fund may deviate from these target allocations by up to ten percentage points depending upon current market conditions and outlook.

The Underlying Funds’ allocation targets generally represent targets for investments in equity and fixed-income asset classes. Within the equity and fixed-income asset classes, Advisors allocates the Fund’s investments to

22     Prospectus  ■  TIAA-CREF Lifestyle Funds

particular market sectors (which may include U.S. equity, international equity, fixed-income and short-term fixed-income) represented by various Underlying Funds. To maintain an appropriate allocation among the Underlying Funds, the portfolio managers monitor the domestic and foreign equity markets, as well as overall financial and economic conditions. The Fund may sometimes be more heavily weighted toward equities or fixed-income than the target allocations, if the portfolio managers believe market conditions warrant. For example, the Fund may increase its holdings in fixed-income Underlying Funds in periods when the portfolio managers believe the equity markets will decline. The market sector allocations and Underlying Fund allocations may also be changed over time by the portfolio managers, including the addition and removal of market sectors and Underlying Funds in which the Fund invests in light of the Fund’s desired level of risk and potential return at a particular time as evaluated by the portfolio managers based on a mix of qualitative and quantitative factors. The portfolio managers may also opportunistically purchase other Funds or other investment pools or investment products, based on the portfolio managers’ evaluation of the market sectors and/or Underlying Funds without prior notice to shareholders.

As a result of its investments in the Underlying Funds, the Fund’s returns will reflect investments in a mix of domestic and foreign equities of companies of various sizes and a variety of domestic and foreign fixed-income instruments of private and governmental issuers of varying maturities and credit qualities.

As part of the Fund’s ability to invest in unaffiliated investment products or pools noted above, the Fund may invest in exchange-traded funds (“ETFs”) and exchange-traded notes (“ETNs”) to gain exposure to various market sectors or securities in order to effect its asset allocation strategy. Additionally, the Fund may use ETFs and ETNs for cash management, hedging or defensive purposes. ETFs and ETNs will be subject to the risks associated with the types of securities or sectors that they track, while ETNs, which are structured as fixed-income obligations, will also be subject to the general risks of fixed-income securities, including credit risk.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector as of June 30, 2015, are listed in the chart below. These allocations may change over time. Underlying Fund allocations in particular may change from year to year.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	60.15%	U.S. Equity	41.21%	• Large-Cap Growth Fund	10.83%
				• Large-Cap Value Fund	10.04%
				• Growth & Income Fund	8.91%
				• Enhanced Large-Cap Growth Index Fund	3.76%
				• Enhanced Large-Cap Value Index Fund	3.47%
				• Small-Cap Equity Fund	3.25%
				• Mid-Cap Growth Fund	0.51%
				• Mid-Cap Value Fund	0.44%
		International Equity	18.94%	• International Equity Fund	6.31%
				• International Opportunities Fund	4.45%

TIAA-CREF Lifestyle Funds  ■  Prospectus     23

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
				• Enhanced International Equity Index Fund	3.81%
				• Emerging Markets Equity Fund	3.47%
				• Global Natural Resources Fund	0.90%
FIXED-INCOME	39.85%	Fixed-Income	39.85%	• Bond Plus Fund	38.83%
				• High-Yield Fund	1.02%
		Short-Term Fixed-Income	0.00%	• Money Market Fund	0.00%

Total	100.00%	100.00%	100.00%

Principal investment risks

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

• Underlying Funds Risks—The Fund is exposed to the risks of the Underlying Funds in which it invests in direct proportion to the amount of assets the Fund allocates to each Underlying Fund.

• Equity Underlying Funds Risks—The risks of investing in equity Underlying Funds include risks specific to their investment strategies, as well as risks related to the equity markets in general, such as:

• market risk—The risk that the price of equity investments may decline in response to general market and economic conditions or events, including conditions and developments outside of the financial markets;

• issuer risk—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time; and

• foreign investment risk—The increased risks of adverse issuer, political, regulatory, currency, market or economic developments compared to investments in U.S. issuers, which can result in greater market and price volatility.

• Fixed-Income Underlying Funds Risks—The risks of investing in fixed-income Underlying Funds include risks specific to their investment strategies, as well as risks related to the fixed-income markets in general, such as:

• credit risk—The risk that a decline in an issuer’s financial position may prevent it from making principal and interest payments on fixed-income investments held by a Fund when due;

24     Prospectus  ■  TIAA-CREF Lifestyle Funds

• interest rate risk—The risk that the value or yield of fixed-income investments may decline if interest rates change, which could adversely affect a Fund’s income or the value of its holdings;

• income volatility risk—The risk that the level of current income from a Fund’s portfolio of fixed-income securities may decline due to rapid and unpredictable changes in prevailing market interest rates;

• call risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in a Fund’s income; and

• extension risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing a Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

• Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

• Fund of Funds Risk—The ability of the Fund to achieve its investment objective will depend in part upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the Prospectus for more detailed information about the risks described above, including the risks of the Underlying Funds.

Past performance

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Because the Fund only recently began offering [Investor] Class shares, the performance information shown is for the Fund’s existing classes, which would have substantially similar annual returns to the new [Investor] Class because all of the Fund’s classes are invested in the same portfolio of securities with the only difference being that the classes do not have the same expenses. The bar chart shows the annual total returns of the Institutional Class of the Fund, before taxes, in each full calendar year since inception of the Institutional Class. Because the expenses vary across share classes, the performance of the Institutional Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Institutional Class for a calendar quarter during the period covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Institutional, Retirement, Premier and Retail Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2014, and how those returns compare to those of certain broad-based securities market indices

TIAA-CREF Lifestyle Funds  ■  Prospectus     25

and a composite index based on the Fund's target allocations. After-tax performance is also shown only for Institutional Class shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Institutional Class shares. The performance in the bar charts and table has not been restated to reflect any difference between the existing classes’ expenses and estimated [Investor] Class expenses. Because existing class shares generally are expected to have different expenses than [Investor] Class shares, if the charts below had been restated with [Investor] Class expenses, performance would have differed.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE INSTITUTIONAL CLASS SHARES (%)†

Lifestyle Moderate Fund

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2015, was 3.23%.

Best quarter: 9.36%, for the quarter ended March 31, 2012. Worst quarter: -2.27%, for the quarter ended June 30, 2012.

26     Prospectus  ■  TIAA-CREF Lifestyle Funds

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2014

	Inception Date	One Year	Since Inception
Institutional Class	12/9/2011
Return Before Taxes		4.98%	11.86%
Return After Taxes on Distributions		3.54%	10.62%
Return After Taxes on Distributions and Sale of
Fund Shares		3.24%	8.87%
Retail Class	12/9/2011
Return Before Taxes		4.63%	11.50%
Retirement Class	12/9/2011
Return Before Taxes		4.74%	11.57%
Premier Class	12/9/2011
Return Before Taxes		4.92%	11.69%
Russell 3000® Index
(reflects no deductions for fees, expenses or taxes)		12.56%	20.13%†
Barclays U.S. Aggregate Bond Index
(reflects no deductions for fees, expenses or taxes)		5.97%	2.86%†
Lifestyle Moderate Fund Composite Index‡
(reflects no deductions for fees, expenses or taxes)		6.92%	11.03%†
Current performance of the Fund’s shares may be higher or lower than that shown above.
†		Performance is calculated from the inception date of the Institutional Class.
‡

As of the close of business on December 31, 2014, the Lifestyle Moderate Fund Composite Index consisted of: 42.0% Russell 3000® Index; 40.0% Barclays U.S. Aggregate Bond Index; and 18.0% MSCI All Country World Index ex-USA. The Fund’s composite benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

Portfolio management

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, Inc.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	John Cunniff, CFA	Hans Erickson, CFA
Title:	Managing Director	Managing Director
Experience on Fund:	since 2011	since 2011

TIAA-CREF Lifestyle Funds  ■  Prospectus     27

Purchase and sale of [Investor] Class shares

[Investor] Class shares are available for purchase through certain financial intermediaries and employee benefit plans. The Fund also offers Institutional, Retirement, Premier and Retail Class shares, which are offered through another prospectus that contains information about their respective eligibility criteria.

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any day that the New York Stock Exchange (“NYSE”) is open for business. Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements.

Tax information

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

Payments to broker-dealers and other financial intermediary compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the financial intermediary for providing investor services. The Fund’s related companies may also pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conﬂict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

28     Prospectus  ■  TIAA-CREF Lifestyle Funds

Summary information

TIAA-CREF Lifestyle Growth Fund

of the TIAA-CREF Funds

Investment objective

The Fund seeks long-term growth of capital with some current income.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

[Investor] Class
Maximum sales charge imposed on purchases (percentage of offering price)	X%
Maximum deferred sales charge	X%
Maximum sales charge imposed on reinvested dividends and other distributions	X%
Redemption or exchange fee	X%
Maximum account fee	X%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

[Investor] Class
Management fees	X.XX%
Distribution (Rule 12b-1) fees	X.XX%
Other expenses	X.XX%
Acquired Fund fees and expenses	X.XX%
Total annual Fund operating expenses	X.XX%
Waivers and expense reimbursements	X.XX%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	X.XX%

TIAA-CREF Lifestyle Funds  ■  Prospectus     29

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement agreement will remain in place through [December __, 2016], but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

[Investor] Class
1 year	$	X
3 years	$	XX
5 years	$	XXX
10 years	$	XXX

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2015, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.

Principal investment strategies

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the Trust and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). The Fund is designed for investors seeking long-term growth of capital with some current income through a relatively stable asset allocation strategy targeting a growth-oriented risk-return profile. The Fund’s investment adviser, Teacher’s Advisors, Inc. (“Advisors”), generally seeks to meet the Fund’s investment objective by investing: (1) approximately 80% of the Fund’s assets in equity Underlying Funds and (2) approximately 20% of the Fund’s assets in fixed-income Underlying Funds. The Fund may deviate from these target allocations by up to ten percentage points depending upon current market conditions and outlook.

The Underlying Funds’ allocation targets generally represent targets for investments in equity and fixed-income asset classes. Within the equity and fixed-income asset classes, Advisors allocates the Fund’s investments to

30     Prospectus  ■  TIAA-CREF Lifestyle Funds

particular market sectors (which may include U.S. equity, international equity, fixed-income and short-term fixed-income) represented by various Underlying Funds. To maintain an appropriate allocation among the Underlying Funds, the portfolio managers monitor the domestic and foreign equity markets, as well as overall financial and economic conditions. The Fund may sometimes be more heavily weighted toward equities or fixed-income than the target allocations, if the portfolio managers believe market conditions warrant. For example, the Fund may increase its holdings in fixed-income Underlying Funds in periods when the portfolio managers believe the equity markets will decline. The market sector allocations and Underlying Fund allocations may also be changed over time by the portfolio managers, including the addition and removal of market sectors and Underlying Funds in which the Fund invests in light of the Fund’s desired level of risk and potential return at a particular time as evaluated by the portfolio managers based on a mix of qualitative and quantitative factors. The portfolio managers may also opportunistically purchase other Funds or other investment pools or investment products, based on the portfolio managers’ evaluation of the market sectors and/or Underlying Funds without prior notice to shareholders.

As a result of its investments in the Underlying Funds, the Fund’s returns will reflect investments in a mix of domestic and foreign equities of companies of various sizes and a variety of domestic and foreign fixed-income instruments of private and governmental issuers of varying maturities and credit qualities.

As part of the Fund’s ability to invest in unaffiliated investment products or pools noted above, the Fund may invest in exchange-traded funds (“ETFs”) and exchange-traded notes (“ETNs”) to gain exposure to various market sectors or securities in order to effect its asset allocation strategy. Additionally, the Fund may use ETFs and ETNs for cash management, hedging or defensive purposes. ETFs and ETNs will be subject to the risks associated with the types of securities or sectors that they track, while ETNs, which are structured as fixed-income obligations, will also be subject to the general risks of fixed-income securities, including credit risk.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector as of June 30, 2015, are listed in the chart below. These allocations may change over time. Underlying Fund allocations in particular may change from year to year.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	80.04%	U.S. Equity	55.26%	• Large-Cap Growth Fund	14.41%
				• Large-Cap Value Fund	13.36%
				• Growth & Income Fund	11.85%
				• Enhanced Large-Cap Growth Index Fund	5.10%
				• Enhanced Large-Cap Value Index Fund	4.72%
				• Small-Cap Equity Fund	4.34%
				• Mid-Cap Growth Fund	0.79%
				• Mid-Cap Value Fund	0.69%
		International Equity	24.78%	• International Equity Fund	8.17%
				• International Opportunities Fund	5.93%

TIAA-CREF Lifestyle Funds  ■  Prospectus     31

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
				• Enhanced International Equity Index Fund	5.06%
				• Emerging Markets Equity Fund	4.43%
				• Global Natural Resources Fund	1.19%
FIXED-INCOME	19.96%	Fixed-Income	19.96%	• Bond Plus Fund	18.93%
				• High-Yield Fund	1.03%
		Short-Term Fixed-Income	0.00%	• Money Market Fund	0.00%

Total	100.00%	100.00%	100.00%

Principal investment risks

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

• Underlying Funds Risks—The Fund is exposed to the risks of the Underlying Funds in which it invests in direct proportion to the amount of assets the Fund allocates to each Underlying Fund. Because the Fund targets its investments in a higher percentage of equity Underlying Funds, Equity Underlying Fund Risks are expected to predominate.

• Equity Underlying Funds Risks—The risks of investing in equity Underlying Funds include risks specific to their investment strategies, as well as risks related to the equity markets in general, such as:

• market risk—The risk that the price of equity investments may decline in response to general market and economic conditions or events, including conditions and developments outside of the financial markets;

• issuer risk—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time; and

• foreign investment risk—The increased risks of adverse issuer, political, regulatory, currency, market or economic developments compared to investments in U.S. issuers, which can result in greater market and price volatility.

• Fixed-Income Underlying Funds Risks—The risks of investing in fixed-income Underlying Funds include risks specific to their investment strategies, as well as risks related to the fixed-income markets in general, such as:

32     Prospectus  ■  TIAA-CREF Lifestyle Funds

• credit risk—The risk that a decline in an issuer’s financial position may prevent it from making principal and interest payments on fixed-income investments held by a Fund when due;

• interest rate risk—The risk that the value or yield of fixed-income investments may decline if interest rates change, which could adversely affect a Fund’s income or the value of its holdings;

• income volatility risk—The risk that the level of current income from a Fund’s portfolio of fixed-income securities may decline due to rapid and unpredictable changes in prevailing market interest rates;

• call risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in a Fund’s income; and

• extension risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing a Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

• Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

• Fund of Funds Risk—The ability of the Fund to achieve its investment objective will depend in part upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the Prospectus for more detailed information about the risks described above, including the risks of the Underlying Funds.

Past performance

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Because the Fund only recently began offering [Investor] Class shares, the performance information shown is for the Fund’s existing classes, which would have substantially similar annual returns to the new [Investor] Class because all of the Fund’s classes are invested in the same portfolio of securities with the only difference being that the classes do not have the same expenses. The bar chart shows the annual total returns of the Institutional Class of the Fund, before taxes, in each full calendar year since inception of the Institutional Class. Because the expenses vary across share classes, the performance of the Institutional Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Institutional Class for a calendar quarter during the period covered by the bar chart. The performance table following the

TIAA-CREF Lifestyle Funds  ■  Prospectus     33

bar chart shows the Fund’s average annual total returns for the Institutional, Retirement, Premier and Retail Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2014, and how those returns compare to those of certain broad-based securities market indices and a composite index based on the Fund's target allocations. After-tax performance is also shown only for Institutional Class shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Institutional Class shares. The performance in the bar charts and table has not been restated to reflect any difference between the existing classes’ expenses and estimated [Investor] Class expenses. Because existing class shares generally are expected to have different expenses than [Investor] Class shares, if the charts below had been restated with [Investor] Class expenses, performance would have differed.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE INSTITUTIONAL CLASS SHARES (%)†

Lifestyle Growth Fund

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2015, was 4.02%.

Best quarter: 11.87%, for the quarter ended March 31, 2012. Worst quarter: -3.87%, for the quarter ended June 30, 2012.

34     Prospectus  ■  TIAA-CREF Lifestyle Funds

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2014

	Inception Date	One Year	Since Inception
Institutional Class	12/9/2011
Return Before Taxes		4.73%	14.24%
Return After Taxes on Distributions		3.32%	13.02%
Return After Taxes on Distributions and Sale of
Fund Shares		3.26%	10.88%
Retail Class	12/9/2011
Return Before Taxes		4.42%	13.90%
Retirement Class	12/9/2011
Return Before Taxes		4.43%	13.95%
Premier Class	12/9/2011
Return Before Taxes		4.58%	14.07%
Russell 3000® Index
(reflects no deductions for fees, expenses or taxes)		12.56%	20.13%†
Barclays U.S. Aggregate Bond Index
(reflects no deductions for fees, expenses or taxes)		5.97%	2.86%†
Lifestyle Growth Fund Composite Index‡
(reflects no deductions for fees, expenses or taxes)		7.18%	13.79%†
Current performance of the Fund’s shares may be higher or lower than that shown above.
†		Performance is calculated from the inception date of the Institutional Class.
‡

As of the close of business on December 31, 2014, the Lifestyle Growth Fund Composite Index consisted of: 56.0% Russell 3000® Index; 24.0% MSCI All Country World Index ex-USA; and 20.0% Barclays U.S. Aggregate Bond Index. The Fund’s composite benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

Portfolio management

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, Inc.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	John Cunniff, CFA	Hans Erickson, CFA
Title:	Managing Director	Managing Director
Experience on Fund:	since 2011	since 2011

TIAA-CREF Lifestyle Funds  ■  Prospectus     35

Purchase and sale of [Investor] Class shares

[Investor] Class shares are available for purchase through certain financial intermediaries and employee benefit plans. The Fund also offers Institutional, Retirement, Premier and Retail Class shares, which are offered through another prospectus that contains information about their respective eligibility criteria.

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any day that the New York Stock Exchange (“NYSE”) is open for business. Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements.

Tax information

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

Payments to broker-dealers and other financial intermediary compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the financial intermediary for providing investor services. The Fund’s related companies may also pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conﬂict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

36     Prospectus  ■  TIAA-CREF Lifestyle Funds

Summary information

TIAA-CREF Lifestyle Aggressive Growth Fund

of the TIAA-CREF Funds

Investment objective

The Fund seeks long-term growth of capital.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

[Investor] Class
Maximum sales charge imposed on purchases (percentage of offering price)	X%
Maximum deferred sales charge	X%
Maximum sales charge imposed on reinvested dividends and other distributions	X%
Redemption or exchange fee	X%
Maximum account fee	X%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

[Investor] Class
Management fees	X.XX%
Distribution (Rule 12b-1) fees	X.XX%
Other expenses	X.XX%
Acquired Fund fees and expenses	X.XX%
Total annual Fund operating expenses	X.XX%
Waivers and expense reimbursements	X.XX%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	X.XX%

TIAA-CREF Lifestyle Funds  ■  Prospectus     37

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement agreement will remain in place through [December __, 2016], but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

[Investor] Class
1 year	$	X
3 years	$	XX
5 years	$	XXX
10 years	$	XXX

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2015, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.

Principal investment strategies

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the Trust and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). The Fund is designed for investors seeking long-term growth of capital through a relatively stable asset allocation strategy targeting an aggressive growth risk-return profile. The Fund’s investment adviser, Teacher’s Advisors, Inc. (“Advisors”), generally seeks to meet the Fund’s investment objective by investing: (1) approximately 100% of the Fund’s assets in equity Underlying Funds and (2) approximately 0% of the Fund’s assets in fixed-income Underlying Funds. The Fund may deviate from these target allocations by up to ten percentage points depending upon current market conditions and outlook.

The Underlying Funds’ allocation targets generally represent targets for investments in equity and fixed-income asset classes. Within the equity and fixed-income asset classes, Advisors allocates the Fund’s investments to

38     Prospectus  ■  TIAA-CREF Lifestyle Funds

particular market sectors (which may include U.S. equity, international equity, fixed-income and short-term fixed-income) represented by various Underlying Funds. To maintain an appropriate allocation among the Underlying Funds, the portfolio managers monitor the domestic and foreign equity markets, as well as overall financial and economic conditions. The Fund may sometimes be more heavily weighted toward equities or fixed-income than the target allocations, if the portfolio managers believe market conditions warrant. For example, the Fund may increase its holdings in fixed-income Underlying Funds in periods when the portfolio managers believe the equity markets will decline. The market sector allocations and Underlying Fund allocations may also be changed over time by the portfolio managers, including the addition and removal of market sectors and Underlying Funds in which the Fund invests in light of the Fund’s desired level of risk and potential return at a particular time as evaluated by the portfolio managers based on a mix of qualitative and quantitative factors. The portfolio managers may also opportunistically purchase other Funds or other investment pools or investment products, based on the portfolio managers’ evaluation of the market sectors and/or Underlying Funds without prior notice to shareholders.

As a result of its investments in the Underlying Funds, the Fund’s returns will reflect investments in a mix of domestic and foreign equities of companies of various sizes and a variety of domestic and foreign fixed-income instruments of private and governmental issuers of varying maturities and credit qualities.

As part of the Fund’s ability to invest in unaffiliated investment products or pools noted above, the Fund may invest in exchange-traded funds (“ETFs”) and exchange-traded notes (“ETNs”) to gain exposure to various market sectors or securities in order to effect its asset allocation strategy. Additionally, the Fund may use ETFs and ETNs for cash management, hedging or defensive purposes. ETFs and ETNs will be subject to the risks associated with the types of securities or sectors that they track, while ETNs, which are structured as fixed-income obligations, will also be subject to the general risks of fixed-income securities, including credit risk.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector as of June 30, 2015, are listed in the chart below. These allocations may change over time. Underlying Fund allocations in particular may change from year to year.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	99.99%	U.S. Equity	69.21%	• Large-Cap Growth Fund	18.01%
				• Large-Cap Value Fund	16.60%
				• Growth & Income Fund	14.78%
				• Enhanced Large-Cap Growth Index Fund	6.41%
				• Enhanced Large-Cap Value Index Fund	5.96%
				• Small-Cap Equity Fund	5.46%
				• Mid-Cap Growth Fund	1.06%
				• Mid-Cap Value Fund	0.93%
		International Equity	30.78%	• International Equity Fund	10.21%
				• International Opportunities Fund	7.38%

TIAA-CREF Lifestyle Funds  ■  Prospectus     39

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
				• Enhanced International Equity Index Fund	6.31%
				• Emerging Markets Equity Fund	5.39%
				• Global Natural Resources Fund	1.49%
FIXED-INCOME	0.01%	Short-Term Fixed-Income	0.01%	• Money Market Fund	0.01%

Total	100.00%	100.00%	100.00%

Principal investment risks

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

• Underlying Funds Risks—The Fund is exposed to the risks of the Underlying Funds in which it invests in direct proportion to the amount of assets the Fund allocates to each Underlying Fund. Because the Fund targets its investments in a significantly higher percentage of equity Underlying Funds, Equity Underlying Fund Risks are expected to predominate.

• Equity Underlying Funds Risks—The risks of investing in equity Underlying Funds include risks specific to their investment strategies, as well as risks related to the equity markets in general, such as:

• market risk—The risk that the price of equity investments may decline in response to general market and economic conditions or events, including conditions and developments outside of the financial markets;

• issuer risk—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time; and

• foreign investment risk—The increased risks of adverse issuer, political, regulatory, currency, market or economic developments compared to investments in U.S. issuers, which can result in greater market and price volatility.

• Fixed-Income Underlying Funds Risks—The risks of investing in fixed-income Underlying Funds include risks specific to their investment strategies, as well as risks related to the fixed-income markets in general, such as:

• credit risk—The risk that a decline in an issuer’s financial position may prevent it from making principal and interest payments on fixed-income investments held by a Fund when due;

40     Prospectus  ■  TIAA-CREF Lifestyle Funds

• interest rate risk—The risk that the value or yield of fixed-income investments may decline if interest rates change, which could adversely affect a Fund’s income or the value of its holdings;

• income volatility risk—The risk that the level of current income from a Fund’s portfolio of fixed-income securities may decline due to rapid and unpredictable changes in prevailing market interest rates;

• call risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in a Fund’s income; and

• extension risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing a Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

• Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

• Fund of Funds Risk—The ability of the Fund to achieve its investment objective will depend in part upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the Prospectus for more detailed information about the risks described above, including the risks of the Underlying Funds.

Past performance

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Because the Fund only recently began offering [Investor] Class shares, the performance information shown is for the Fund’s existing classes, which would have substantially similar annual returns to the new [Investor] Class because all of the Fund’s classes are invested in the same portfolio of securities with the only difference being that the classes do not have the same expenses. The bar chart shows the annual total returns of the Institutional Class of the Fund, before taxes, in each full calendar year since inception of the Institutional Class. Because the expenses vary across share classes, the performance of the Institutional Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Institutional Class for a calendar quarter during the period covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Institutional, Retirement, Premier and Retail Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2014, and how those returns compare to those of certain broad-based securities market indices

TIAA-CREF Lifestyle Funds  ■  Prospectus     41

and a composite index based on the Fund's target allocations. After-tax performance is also shown only for Institutional Class shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Institutional Class shares. The performance in the bar charts and table has not been restated to reflect any difference between the existing classes’ expenses and estimated [Investor] Class expenses. Because existing class shares generally are expected to have different expenses than [Investor] Class shares, if the charts below had been restated with [Investor] Class expenses, performance would have differed.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

ANNUAL TOTAL RETURNS FOR THE INSTITUTIONAL CLASS SHARES (%)†

Lifestyle Aggressive Growth Fund

† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2015, was 4.79%.

Best quarter: 14.33%, for the quarter ended March 31, 2012. Worst quarter: -5.47%, for the quarter ended June 30, 2012.

42     Prospectus  ■  TIAA-CREF Lifestyle Funds

AVERAGE ANNUAL TOTAL RETURNS

For the Periods Ended December 31, 2014

	Inception Date	One Year	Since Inception
Institutional Class	12/9/2011
Return Before Taxes		4.51%	16.67%
Return After Taxes on Distributions		3.02%	15.43%
Return After Taxes on Distributions and Sale of
Fund Shares		3.33%	12.91%
Retail Class	12/9/2011
Return Before Taxes		4.23%	16.30%
Retirement Class	12/9/2011
Return Before Taxes		4.26%	16.39%
Premier Class	12/9/2011
Return Before Taxes		4.37%	16.51%
Russell 3000® Index
(reflects no deductions for fees, expenses or taxes)		12.56%	20.13%†
Barclays U.S. Aggregate Bond Index
(reflects no deductions for fees, expenses or taxes)		5.97%	2.86%†
Lifestyle Aggressive Growth Fund Composite Index‡
(reflects no deductions for fees, expenses or taxes)		7.42%	16.57%†
Current performance of the Fund’s shares may be higher or lower than that shown above.
†		Performance is calculated from the inception date of the Institutional Class.
‡

As of the close of business on December 31, 2014, the Lifestyle Aggressive Growth Fund Composite Index consisted of: 70.0% Russell 3000® Index; and 30.0% MSCI All Country World Index ex-USA. The Fund’s composite benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

Portfolio management

Investment Adviser. The Fund’s investment adviser is Teachers Advisors, Inc.

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	John Cunniff, CFA	Hans Erickson, CFA
Title:	Managing Director	Managing Director
Experience on Fund:	since 2011	since 2011

TIAA-CREF Lifestyle Funds  ■  Prospectus     43

Purchase and sale of [Investor] Class shares

[Investor] Class shares are available for purchase through certain financial intermediaries and employee benefit plans. The Fund also offers Institutional, Retirement, Premier and Retail Class shares, which are offered through another prospectus that contains information about their respective eligibility criteria.

Redeeming or Exchanging Shares. You can redeem (sell) or exchange your shares of the Fund on any day that the New York Stock Exchange (“NYSE”) is open for business. Exchanges may be made for shares of the same share class of other funds offered by the Trust. If your shares are held through a third party, please contact that entity for applicable redemption or exchange requirements.

Tax information

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Distributions made to tax-exempt shareholders or shareholders who hold Fund shares in a tax-deferred account are generally not subject to income tax in the current year, but redemptions made from tax-deferred accounts may be subject to income tax.

Payments to broker-dealers and other financial intermediary compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the financial intermediary for providing investor services. The Fund’s related companies may also pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conﬂict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Additional information about investment strategies and risks

Additional information about the Funds

Each Fund is a “fund of funds” and diversifies its assets by investing in Institutional Class shares of other funds of the Trust and potentially other investment pools or investment products (collectively, the “Underlying Funds”). Each Fund invests in Underlying Funds according to a relatively stable asset allocation strategy corresponding to its risk-return profile. Each Underlying Fund invests primarily in equity securities or fixed-income securities, and the ratio among equity Underlying Funds and fixed-income Underlying Funds creates the risk-return profile for each Fund.

The use of a particular index as a Fund’s benchmark index is not a fundamental policy and can be changed without shareholder approval. The Funds

44     Prospectus  ■  TIAA-CREF Lifestyle Funds

are not appropriate for market timing. You should not invest in the Funds if you are a market timer.

No one can assure that a Fund will achieve its investment objective and investors should not consider an investment in a Fund to be a complete investment program or appropriate for the investment of a majority of an investor’s assets.

Please see the Glossary toward the end of this Prospectus for certain defined terms used in this Prospectus.

More about the Funds’ strategies

General information about the Funds

This Prospectus describes the shares of five Lifestyle Funds, a sub-family of funds offered by the TIAA-CREF Funds. Each Fund is a separate investment portfolio or mutual fund, and has its own investment objective, investment strategies, restrictions and associated risks. An investor should consider each Fund separately to determine if it is an appropriate investment.

The target allocations among equity and fixed-income Underlying Funds for the five Lifestyle Funds are set forth in the table below:

Fund Name	Equity Allocation	Fixed-Income Allocation
Lifestyle Aggressive Growth Fund	100%	0%
Lifestyle Growth Fund	80%	20%
Lifestyle Moderate Fund	60%	40%
Lifestyle Conservative Fund	40%	60%
Lifestyle Income Fund	20%	80%

Allocations for the Funds are based on historical risk-return characteristics and Advisors’ assumptions. If an asset class, market sector or Underlying Fund performs in a fashion that varies from historical characteristics and/or Advisors’ assumptions, then the allocations may not achieve the intended risk/return characteristics. The investment objective of each Fund and its non-fundamental investment restrictions may be changed by the Board of Trustees of the Trust without shareholder approval. Certain investment restrictions described in the Statement of Additional Information (“SAI”) are fundamental and may only be changed with shareholder approval. Each Fund is diversified under the Investment Company Act of 1940, as amended (“1940 Act”).

Rebalancing and tactical allocation

In order to maintain its target allocations, each Fund will generally invest incoming monies from share purchases to underweighted Underlying Funds. If cash flows are not sufficient to reestablish the current target allocation for a particular Fund, the Fund will generally rebalance its allocation among the Underlying Funds by buying and selling Underlying Fund shares. To minimize the amount of disruption to the Underlying Funds’ portfolios, rebalancings,

TIAA-CREF Lifestyle Funds  ■  Prospectus     45

reallocations or other adjustments may occur gradually depending on Advisors’ assessment of, among other things, fund flows and market conditions.

Advisors may also use tactical allocations to attempt to improve the risk-adjusted returns for the Funds over short- and intermediate-term investment horizons. The tactical allocations are based upon Advisors’ evaluation of the economy, market valuation, and investor sentiment. As well, the views and insights of the portfolio managers of the Underlying Funds are considered. These tactical allocations can be among the asset classes, market sectors and individual Underlying Funds. Advisors considers the capacity of the Underlying Funds to handle additional purchases and redemptions and works with the Underlying Fund portfolio managers to minimize disruptions related to cash flows.

Other potential investments

In addition to seeking equity and fixed income market exposure through the Underlying Funds, the Funds may, in certain limited circumstances, directly invest in certain financial assets in order to seek to obtain desired portfolio exposures and to facilitate the Funds’ efficient portfolio management. Among other financial assets, the Funds may directly invest in equity and fixed-income securities, derivatives, exchange-traded funds and exchange-traded notes. Derivatives, including options contracts, may be used to establish or maintain the Funds’ tactical allocations.

Additional information about the Funds’ composite indices

In addition to certain broad-based market indices, each Fund compares its performance to a composite index as described below. The composite indices described below are unmanaged, and you cannot invest directly in an index.

The composite index for each Fund is comprised of two to four unmanaged benchmark indices that represent the four market sectors in which each Fund could invest across the equity and fixed-income asset classes. The composite index is created by applying the performance of the benchmark indices in proportion to each Fund’s target allocations across the market sectors.

The market sectors and the related benchmark indices for the Funds are set forth below:

Lifestyle Aggressive Growth: U.S. Equity (Russell 3000® Index); and International Equity (MSCI ACWI ex USA Index);

Lifestyle Growth: U.S. Equity (Russell 3000® Index); International Equity (MSCI ACWI ex USA Index); and Fixed-Income (Barclays U.S. Aggregate Bond Index);

Lifestyle Moderate: U.S. Equity (Russell 3000® Index); International Equity (MSCI ACWI ex USA Index); and Fixed-Income (Barclays U.S. Aggregate Bond Index);

Lifestyle Conservative: U.S. Equity (Russell 3000® Index); International Equity (MSCI ACWI ex USA Index); Fixed-Income (Barclays U.S. Aggregate Bond Index);

46     Prospectus  ■  TIAA-CREF Lifestyle Funds

and Short-Term Fixed-Income (Barclays U.S. 1–3 Year Government/Credit Bond Index); and

Lifestyle Income: U.S. Equity (Russell 3000® Index); International Equity (MSCI ACWI ex USA Index); Fixed-Income (Barclays U.S. Aggregate Bond Index); and Short-Term Fixed-Income (Barclays U.S. 1–3 Year Government/Credit Bond Index).

The indices that comprise the Funds’ composites are described below.

Russell 3000® Index (U.S. Equity)

The Russell 3000® Index represents the 3,000 largest publicly traded U.S. companies, based on market capitalization (according to the Russell Investment Group). Russell 3000® Index companies represent about 98% of the total market capitalization of the publicly traded U.S. equity market. As of June 30, 2015 the Russell 3000® Index had a mean market capitalization of $108.9 billion and a median market capitalization of $1.6 billion. The largest market capitalization of companies in the Russell 3000® Index was $722.6 billion. The Russell Investment Group determines the composition of the index based only on market capitalization and can change its composition at any time.

MSCI ACWI ex USA® Index (International Equity)

The MSCI ACWI (All Country World Index) ex USA® Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance by capturing large and mid-capitalization representation of developed and emerging markets. The MSCI ACWI ex USA® Index consists of 44 country indices comprising certain developed and emerging markets country indices.

Barclays U.S. Aggregate Bond Index (Fixed-Income)

The Barclays U.S. Aggregate Bond Index covers the U.S. investment-grade fixed-rate bond market, including government and corporate securities, agency mortgage pass through securities, asset-backed securities and commercial mortgage-backed securities. This index contains approximately 9,454 issues. The Barclays U.S. Aggregate Bond Index represents securities that are SEC-registered, taxable and dollar denominated. To be selected for inclusion in the Barclays U.S. Aggregate Bond Index, the securities must have a minimum maturity of one year. Securities must be rated investment-grade or higher using the middle rating of Moody’s, S&P and Fitch after dropping the highest and lowest available ratings. When a rating from only two agencies is available, the lower rating is used. When a rating from only one agency is available, that rating is used to determine index eligibility.

Barclays U.S. 1–3 Year Government/Credit Bond Index (Short-Term Fixed-Income)

The Barclays U.S. 1–3 Year Government/Credit Bond Index tracks the performance primarily of U.S. Treasury and agency securities and corporate

TIAA-CREF Lifestyle Funds  ■  Prospectus     47

bonds with 1–3 year maturities. The securities in the index must be rated investment-grade or higher by at least two of the following rating agencies: Moody’s, S&P and Fitch.

Additional information about the Underlying Funds

The following is a description of the investment objectives and principal investment strategies of the Underlying Funds of the Trust in which the Funds are expected to invest. For a discussion of the risks associated with these investments, see the “Additional information on principal investment risks of the Funds and Underlying Funds” section. For a more detailed discussion of the investment strategies and risks of the Underlying Funds of the Trust, see the Prospectus for the Institutional Class shares of the Underlying Funds at www.tiaa-cref.org/prospectuses.

Fund	Investment Objective and Strategies/Benchmark
Enhanced Large-Cap Growth Index Fund

Seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of large domestic companies. Under normal circumstances, the Fund follows an enhanced index management strategy. Advisors actively uses quantitative analysis to attempt to enhance the Fund’s performance relative to its benchmark index, the Russell 1000® Growth Index, while retaining a similar risk profile, instead of passively holding a representative basket of securities designed to match this index. The Russell 1000® Growth Index represents securities within the Russell 1000® Index that have higher relative forecasted growth rates and price-to-book ratios.

Enhanced Large-Cap Value Index Fund

Seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of large domestic companies. Under normal circumstances, the Fund follows an enhanced index management strategy. Advisors actively uses quantitative analysis to attempt to enhance the Fund’s performance relative to its benchmark index, the Russell 1000® Value Index, while retaining a similar risk profile, instead of passively holding a representative basket of securities designed to match this index. The Russell 1000® Value Index represents securities within the Russell 1000® Index that have lower relative growth rates and price-to-book values.

Growth & Income Fund

Seeks a favorable long-term total return through both capital appreciation and investment income, primarily from income-producing equity securities. Under normal circumstances, the Fund invests primarily in (1) income-producing equity securities or (2) large-cap securities. The Fund’s benchmark index is the Standard & Poor’s 500® Index.

Large-Cap Growth Fund

Seeks a favorable long-term return, mainly through capital appreciation, primarily from equity securities. Under normal circumstances, the Fund invests primarily in large-cap equity securities that Advisors believes present the opportunity for growth. The Fund’s benchmark index is the Russell 1000® Growth Index.

Large-Cap Value Fund

Seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of large domestic companies. Under normal circumstances, the Fund invests primarily in equity securities of large domestic companies that Advisors believes appear undervalued by the market based on an evaluation of their potential worth. The Fund’s benchmark index is the Russell 1000® Value Index.

48     Prospectus  ■  TIAA-CREF Lifestyle Funds

Fund	Investment Objective and Strategies/Benchmark
Mid-Cap Growth Fund

Seeks a favorable long-term total return mainly through capital appreciation, primarily from equity securities of medium-sized domestic companies. Under normal circumstances, the Fund invests primarily in equity securities of medium-sized domestic companies as defined by its benchmark index, the Russell Midcap® Growth Index, a growth-oriented subset of the Russell Midcap® Index, which represents the 800 U.S. equity securities following the top 200 U.S. equity securities based on market capitalization.

Mid-Cap Value Fund

Seeks a favorable long-term total return mainly through capital appreciation, primarily from equity securities of medium-sized domestic companies. Under normal circumstances, the Fund invests primarily in equity securities of medium-sized domestic companies as defined by its benchmark index, the Russell Midcap® Value Index, a value-oriented subset of the Russell Midcap® Index.

Small-Cap Equity Fund

Seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of smaller domestic companies. Under normal circumstances, the Fund invests primarily in equity securities of smaller domestic companies across a wide range of sectors, growth rates and valuations that appear to have favorable prospects for significant long-term capital appreciation. The Fund’s benchmark index is the Russell 2000® Index, which represents the largest 2,000 U.S. equities in market capitalization following the top 1,000 U.S. equities in market capitalization.

Emerging Markets Equity Fund

Seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of emerging market issuers. Under normal circumstances, the Fund invests primarily in equity securities of emerging market issuers or in instruments with economic characteristics similar to emerging market equity securities. The Fund’s benchmark index is the MSCI Emerging Markets Index.

Enhanced International Equity Index Fund

Seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of foreign issuers. Under normal circumstances, the Fund follows an enhanced index management strategy. Advisors actively uses quantitative analysis to attempt to enhance the Fund’s performance relative to its benchmark index, the MSCI EAFE® Index, while retaining a similar risk profile, instead of passively holding a representative basket of securities designed to match this index.

Global Natural Resources Fund

Seeks a favorable long-term total return, mainly through capital appreciation, from investments related to the natural resources sector. Under normal circumstances, the Fund invests at least 80% of its assets in securities of issuers that are primarily engaged in the ownership, development, exploration, production, distribution or processing of natural resources, as well as in securities of companies that are suppliers to firms producing natural resources, in instruments with economic characteristics similar to natural resources securities or in direct holdings of natural resources. The Fund generally defines “natural resources” as energy, metals, agriculture and other commodities, as well as related products and services.

International Equity Fund

Seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of foreign issuers. Under normal circumstances, the Fund invests primarily in equity securities of foreign issuers, with sector and country exposure regularly managed against the Fund’s benchmark index, MSCI EAFE® Index.

TIAA-CREF Lifestyle Funds  ■  Prospectus     49

Fund	Investment Objective and Strategies/Benchmark
International Opportunities Fund

Seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of foreign issuers. Under normal circumstances, the Fund invests primarily in equity securities of foreign issuers in developed and emerging markets located around the world but outside the United States. While the Fund is actively managed by selecting individual stocks, sector and country exposure are regularly reviewed against the Fund’s benchmark index, MSCI ACWI ex USA® Index to seek to control risk.

Bond Fund

Seeks as favorable a long-term total return through income, primarily from investment-grade fixed-income securities. The Fund’s benchmark index is the Barclays U.S. Aggregate Bond Index, which covers the U.S. investment-grade fixed-rate bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage securities.

Bond Plus Fund

Seeks a favorable long-term return, primarily through high current income. The Fund’s benchmark index is the Barclays U.S. Aggregate Bond Index. The Fund’s portfolio is divided into two segments. The first segment, which makes up at least 70% of the Fund’s assets, is invested primarily in a broad-range of investment-grade bonds and fixed-income securities, including, but not limited to, corporate bonds, U.S. Treasury and agency securities and mortgage-backed and asset-backed securities. The second segment, which will not exceed 30% of the Fund’s assets, is invested in fixed-income securities and bonds with special features (such as non-investment-grade securities, emerging market fixed-income securities and convertible and preferred securities) in an effort to improve the Fund’s total return.

Money Market Fund

Seeks high current income consistent with maintaining liquidity and preserving capital. The Fund invests primarily in high-quality, short-term money market instruments. Generally, the Fund seeks to maintain a share value of $1.00 per share. The Fund’s benchmark index is the iMoneyNet Money Fund AveragesTM—All Taxable.

Short-Term Bond Fund

Seeks high current income by investing primarily in U.S. Treasury and agency securities and corporate bonds with maturities of less than 5 years. The Fund’s benchmark index is the Barclays U.S. 1–3 Year Government/Credit Bond Index.

Additional information on principal investment risks of the Funds and Underlying Funds

The assets of each of the Funds are normally allocated among Underlying Funds investing primarily in equity securities and Underlying Funds investing primarily in fixed-income securities, but the Funds may also directly invest in such securities or other financial instruments. Each Fund is subject to asset allocation risk, underlying funds risk, which includes the risks of equity securities, fixed-income securities and other investments in proportion to the allocation of Fund assets among the Underlying Funds, active management risk and fund of funds risk. To the extent a Fund directly invests in securities or other investments, it would be exposed to the risks associated with investing in such instruments. Because the Funds and certain Underlying Funds may use derivatives to a limited degree, the Funds may directly or indirectly have limited exposure to the risks of

50     Prospectus  ■  TIAA-CREF Lifestyle Funds

derivatives. Each of these risks, alone or in combination with other risks, has the potential to impact Fund performance.

Asset allocation risk

The Funds may not achieve their target allocations and the selection of market sectors and Underlying Funds and the allocations among them may result in a Fund underperforming other similar funds or cause an investor to lose money. Although the allocation decisions of Advisors are intended to result in each Fund meeting its investment objective, Underlying Fund and asset class performance may differ in the future from the historical performance and assumptions upon which Advisors’ decisions are based, which could cause a Fund to not meet its investment objective. A Fund will generally rebalance its allocation among the Underlying Funds by using cash flows where possible. If cash flows are not sufficient to reestablish the current target allocation for a Fund, the Fund will generally rebalance by buying and selling Underlying Fund shares. Periodic rebalancing of a Fund’s allocation can sometimes cause the Fund and the Underlying Funds to incur transactional expenses. These expenses can adversely affect performance of the Funds and the Underlying Funds.

Underlying Funds risk

Each Fund is exposed to the risks of the Underlying Funds in which it invests in direct proportion to the amount of assets the Fund allocates to each Underlying Fund. The Underlying Funds are exposed to the risks of investing in equity and/or fixed-income securities and other investments in accordance with their investment strategies. The risks associated with investing in equity securities and fixed-income securities and other investments are described below:

Equity securities risks

Each Fund may gain exposure, depending on where it is on the risk/return spectrum, to equity securities directly or through certain Underlying Funds. In general, the value of equity securities fluctuates in response to the fortune of individual companies and in response to general market and economic conditions. The value of a Fund may increase or decrease as a result of its exposure to equity securities. More specifically, each Fund, directly or through one or more Underlying Funds, is typically subject to the following principal investment risks (in the following risk descriptions “Fund” may refer to the Fund, an Underlying Fund, or both):

• Market Risk—The risk that the price of equity investments may decline in response to general market and economic conditions or events, including conditions and developments outside of the financial markets such as significant changes in interest and inflation rates and the availability of credit. Accordingly, the value of the equity investments that the Funds hold may decline over short or extended periods of time. Any investment is

TIAA-CREF Lifestyle Funds  ■  Prospectus     51

subject to the risk that the financial markets as a whole may decline in value, thereby depressing the investment’s price. Equity markets, for example, tend to be cyclical, with periods when prices generally rise and periods when prices generally decline. Foreign equity markets tend to reflect local economic and financial conditions and, therefore, trends often vary from country to country and region to region. During periods of unusual volatility or turmoil in the financial markets, a Fund may undergo an extended period of decline.

• Issuer Risk (often called Financial Risk)—The risk that the issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time. In times of market turmoil, perceptions of an issuer’s credit risk can quickly change and even large, well-established issuers may deteriorate rapidly with little or no warning.

• Style Risk—A Fund that uses either a growth investing or a value investing style entails the risk that equity securities representing either style may be out of favor in the marketplace for various periods of time, and result in underperformance relative to the broader market sector or significant declines in the Fund’s portfolio value.

• Risks of Growth Investing—Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For example, the price of a growth stock may experience a larger decline on a forecast of lower earnings, or a negative event or market development, than would a value stock. Because the value of growth companies is often a function of their expected earnings growth, there is a risk that such earnings growth may not occur or cannot be sustained.

• Risks of Value Investing—Securities believed to be undervalued are subject to the risks that: (1) the issuer’s potential business prospects are not realized; (2) their potential values are never recognized by the market; and (3) due to unanticipated or unforeseen problems associated with the issuer or industry, they were appropriately priced when acquired and therefore do not perform as anticipated.

• Large-Cap Risk—The risk that, by focusing on securities of larger companies, a Fund may have fewer opportunities to identify securities that the market misprices and that these companies may grow more slowly than the economy as a whole or not at all. Also, larger companies may fall out of favor with the investing public as a result of market, political and economic conditions, including for reasons unrelated to their businesses or economic fundamentals.

• Mid-Cap Risk—Securities of medium-sized companies may experience greater fluctuations in price than the securities of larger companies. From time to time, medium-sized company securities may have to be sold at a discount from their current market prices or in small lots over an extended

52     Prospectus  ■  TIAA-CREF Lifestyle Funds

period, since they may be harder to sell than larger-cap securities. In addition, it may be difficult to find buyers for securities of medium-sized companies that a Fund wishes to sell when the company is not perceived favorably in the marketplace or during periods of poor economic or market conditions. Such companies may be subject to certain business risks due to their smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The costs of purchasing and selling securities of medium-sized companies may be greater than those of more widely traded securities.

• Small-Cap Risk—Securities of small-sized companies may experience greater fluctuations in price than the securities of larger companies. From time to time, small-sized company securities may have to be sold at a discount from their current market prices or in small lots over an extended period, since they may be harder to sell than larger-cap securities. In addition, it may be difficult to find buyers for securities of small-sized companies that a Fund wishes to sell when the company is not perceived favorably in the marketplace or during periods of poor economic or market conditions. Such companies may be subject to certain business risks due to their smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The costs of purchasing and selling securities of small-sized companies may be greater than those of more widely traded securities.

• Foreign Investment Risk—Foreign investments, which may include securities of foreign issuers, securities or contracts traded or acquired in non-U.S. markets or on non-U.S. exchanges, or securities or contracts payable or denominated in non-U.S. currencies, can involve special risks that arise from one or more of the following events or circumstances: (1) changes in currency exchange rates; (2) possible imposition of market controls or currency exchange controls; (3) possible imposition of withholding taxes on dividends and interest; (4) possible seizure, expropriation or nationalization of assets; (5) more limited foreign financial information or difficulties interpreting it because of foreign regulations and accounting standards; (6) lower liquidity and higher volatility in some foreign markets; (7) the impact of political, social or diplomatic events; (8) economic sanctions or other measures by the U.S. or other governments; (9) the difficulty of evaluating some foreign economic trends; and (10) the possibility that a foreign government could restrict an issuer from paying principal and interest to investors outside the country. Brokerage commissions and custodial and transaction costs are often higher for foreign investments, and it may be more difficult to use foreign laws and courts to enforce financial or legal obligations.

The risks described above often increase in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a

TIAA-CREF Lifestyle Funds  ■  Prospectus     53

few industries. Because their financial markets may be very small, prices of issuers in emerging market countries may be volatile and difficult to determine. In addition, foreign investors such as the Funds are subject to a variety of special restrictions in many such countries.

• Emerging Markets Risk—The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their financial markets may be very small, share prices of financial instruments in emerging markets countries may be volatile and difficult to determine. Financial instruments of issuers in these countries may be less liquid than those of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many emerging markets countries.

• Enhanced Index Risk—Certain Funds that are enhanced index funds may underperform their benchmark indices. Unlike a mutual fund, the returns of an index are not reduced by investment and other operating expenses, and therefore, the ability of an enhanced index fund to match the performance of its index is adversely affected by the costs of buying and selling investments as well as other expenses. In addition, seeking enhanced results relative to an index may cause an enhanced index fund to actually underperform its respective index.

• Quantitative Analysis Risk—The risk that securities selected for funds that are actively managed, in whole or in part, according to a quantitative analysis methodology can perform differently from the market as a whole based on the model and the factors used in the analysis, the weight placed on each factor and changes in the factor’s historical trends. Because such models are based on assumptions of these and other market factors, the models may not take into account certain factors, or perform as intended, and may result in a decline in the value of the Fund’s portfolio.

• Special Situation Risk—Stocks of companies involved in reorganizations, mergers and other special situations can involve more risk than ordinary securities. For instance, the prices of securities of these companies can be more volatile than the prices of securities of similar companies, resulting in permanent loss of capital. Transactions may also take longer than originally anticipated, resulting in lower annualized returns than contemplated at the time of investment.

• Industry/Sector Risk—The risk that focusing on investment in specific industries or sectors makes a fund more vulnerable to developments particularly affecting those industries or sectors than a more broadly diversified fund would be. Financial instruments of companies in the same industry or sector may decline in price at the same time due to market conditions, interest rates or economic, regulatory, financial or industry/sector specific developments since these companies may share common characteristics and are more likely to react similarly to

54     Prospectus  ■  TIAA-CREF Lifestyle Funds

industry/sector specific market or economic developments. In addition, at times, a small number of companies may represent a large portion of a single industry or sector, and these companies can be sensitive to adverse economic, regulatory or financial developments.

• Special Risks of Investing in Natural Resources Investments—Exposure to natural resources investments may subject a Fund to greater volatility than more traditional investments. The value of natural resources and their related financial instruments may fluctuate widely based on a variety of factors, including changes in overall market conditions, political and economic events and policies, war, terrorism and changes in interest or inflation rates. Prices of various natural resources may also be affected by factors such as drought, floods, weather, embargoes, taxes, levies and other regulatory developments, as well as by fluctuations in supply and demand and disruptions in both producing and consuming countries. Certain natural resources may be produced in limited quantities, in limited areas or by a limited number of producers. As a result, events related to such areas or producers could have a disproportionate impact on the prices of such natural resources.

Additionally, a Fund’s direct investment in natural resources may be subject to greater business and financial risk than other investments if there is no readily available market for such natural resources. There may also be enhanced costs with custodying and protecting such natural resources than in the case of financial instruments.

• Non-Diversification Risk—Certain Funds are considered to be “non-diversified,” which means that they can invest a greater percentage of their assets in a single issuer than a “diversified” fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss in value of a particular investment may have a greater effect on a Fund’s return since it may represent a larger portion of the Fund’s total portfolio assets, which could lead to greater volatility in a Fund’s returns.

Fixed-income securities risks

Each Fund may gain exposure, depending on where it is on the risk/return spectrum, to fixed-income securities directly or through certain Underlying Funds. Each Fund, directly or through its investments in one or more Underlying Funds, is typically subject to the following investment risks related to fixed-income securities described below (in the following risk descriptions “Fund” may refer to the Fund, an Underlying Fund, or both):

• Income Volatility Risk—Income volatility refers to the degree and speed with which changes in prevailing market interest rates diminish the level of current income from a portfolio of fixed-income securities. The risk of income volatility is that the level of current income from a portfolio of fixed-income securities may decline in certain interest rate environments.

TIAA-CREF Lifestyle Funds  ■  Prospectus     55

• Credit Risk (a type of Issuer Risk)—The risk that a decline in an issuer’s financial position may prevent it from making principal and interest payments on fixed-income investments when due. Credit risk relates to the possibility that the issuer could default on its obligations, thereby causing a Fund to lose its investment. Credit risk is heightened in times of market turmoil when perceptions of an issuer’s credit risk can quickly change and even large, well-established issuers and/or governments may deteriorate rapidly with little or no warning. Credit risk is also heightened in the case of investments in lower-rated, high-yield fixed-income securities (such non-investment-grade securities may also be referred to as “high-yield’ or “junk bonds”) because their issuers are typically in weak financial health and their ability to pay interest and principal is uncertain. Compared to issuers of investment-grade securities, issuers of lower-rated, high-yield fixed-income investments are more likely to encounter financial difficulties and to be materially affected by such difficulties. High-yield securities may also be relatively more illiquid; therefore, they may be more difficult to purchase or sell than more highly rated securities.

• Market Volatility, Liquidity and Valuation Risk (types of Market Risk)—Trading activity in fixed-income investments in which a Fund invests may be dramatically reduced or cease at any time, whether due to general market turmoil, a reduction in dealer capacity, problems experienced by a single company or a market sector or other factors. In such cases, it may be difficult for a Fund to properly value assets represented by such investments. In addition, a Fund may not be able to purchase or sell a security at a price deemed to be attractive, if at all. Further, an increase in interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain Fund investments, adversely affect values, and increase the Fund’s costs. If dealer capacity in fixed-income markets is insufficient for market conditions, this has the potential to further inhibit liquidity and increase volatility in the fixed-income markets.

• Call Risk—The risk that an issuer will redeem a fixed-income investment prior to maturity. This often happens when prevailing interest rates are lower than the rate specified for the fixed-income investment. If a fixed-income investment is called early, a Fund may not be able to benefit fully from the increase in value that other fixed-income investments experience when interest rates decline. Additionally, a Fund would likely have to reinvest the payoff proceeds at current yields, which are likely to be lower than the fixed-income investment in which the Fund originally invested, resulting in a decline in income.

• Interest Rate Risk (a type of Market Risk)—The risk that the value or yield of fixed-income investments may decline if interest rates change. In general, when prevailing interest rates decline, the market values of outstanding fixed-income investments (particularly those paying a fixed rate of interest) tend to increase while yields on similar newly issued fixed-income

56     Prospectus  ■  TIAA-CREF Lifestyle Funds

investments tend to decrease, which could adversely affect a Fund’s income. Conversely, when prevailing interest rates increase, the market values of outstanding fixed-income investments (particularly those paying a fixed rate of interest) tend to decline while yields on similar newly issued fixed-income investments tend to increase. If a fixed-income investment pays a floating or variable rate of interest, changes in prevailing interest rates may increase or decrease the investment’s yield. Fixed-income investments with longer durations tend to be more sensitive to interest rate changes than shorter-term investments. Interest rate risk is generally heightened during periods when prevailing interest rates are low or negative. During periods of very low or negative interest rates, a Fund may not be able to maintain positive returns. As of the date of this Prospectus, interest rates in the United States and in certain foreign markets are at or near historic lows, which may increase a Fund’s exposure to risks associated with rising interest rates. In general, changing interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility.

• Prepayment Risk—The risk that during periods of falling interest rates, borrowers may pay off their mortgage loans sooner than expected, forcing a Fund to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in income. These risks are normally present in mortgage-backed securities and other asset-backed securities. For example, homeowners have the option to prepay their mortgages. Therefore, the duration of a security backed by home mortgages can shorten depending on homeowner prepayment activity. A rise in the prepayment rate and the resulting decline in duration of fixed-income securities held by a Fund can result in losses to investors in the Fund.

• Extension Risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing a Fund from reinvesting principal proceeds at higher interest rates, resulting in less income than potentially available. These risks are normally present in mortgage-backed securities and other asset-backed securities. For example, homeowners have the option to prepay their mortgages. Therefore, the duration of a security backed by home mortgages can lengthen depending on homeowner prepayment activity. A decline in the prepayment rate and the resulting increase in duration of fixed-income securities held by a Fund can result in losses to investors in the Fund.

• Special Risks Relating to Inflation-Indexed Bonds—The risk that market values of inflation-indexed investments held by the Fund may be adversely affected by a number of factors, including changes in the market’s inflation expectations, changes in real rates of interest or declines in inflation (or deflation). There is a risk that interest payments in inflation-indexed investments may fall because of a decline in inflation (or deflation). In addition, the Consumer Price Index for All Urban Consumers (CPI-U) may not accurately reflect the true rate of inflation. If the market perceives that any of

TIAA-CREF Lifestyle Funds  ■  Prospectus     57

these events have occurred, then the market value of those investments could be adversely affected.

• Issuer Risk (often called Financial Risk)—The risk that the issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time. In times of market turmoil, perceptions of an issuer’s credit risk can quickly change and even large, well-established issuers may deteriorate rapidly with little or no warning.

• Fixed-Income Foreign Investment Risk—Foreign investments, which may include fixed-income securities of foreign issuers, or securities or contracts payable or denominated in non-U.S. currencies, can involve special risks that arise from one or more of the following events or circumstances: (1) changes in currency exchange rates; (2) possible imposition of market controls or currency exchange controls; (3) possible imposition of withholding taxes on dividends and interest; (4) possible seizure, expropriation or nationalization of assets; (5) more limited foreign financial information about the foreign debt issuer or difficulties interpreting it because of foreign regulations and accounting standards; (6) lower liquidity and higher volatility in some foreign markets; (7) the impact of political, social or diplomatic events; (8) economic sanctions or other measures by the United States or other governments; (9) the difficulty of evaluating some foreign economic trends; and (10) the possibility that a foreign government could restrict an issuer from paying principal and interest on its debt obligations to investors outside the country. It may also be difficult to use foreign laws and courts to force a foreign issuer to make principal and interest payments on its debt obligations. In addition, the cost of servicing external debt will also generally be adversely affected by rising international interest rates because many external debt obligations bear interest at rates which are adjusted based upon international interest rates.

The risks described above often increase in countries with emerging markets. For example, the ability of a foreign sovereign issuer, especially in an emerging market country, to make timely and ultimate payments on its debt obligations may be strongly influenced by the issuer’s balance of payments, including export performance, its access to international credit and investments, fluctuations of interest rates and the extent of its foreign reserves. If a deterioration occurs in the foreign country’s balance of payments, it could impose temporary restrictions on foreign capital remittances. In addition, there is a risk of restructuring certain foreign debt obligations that could reduce and reschedule interest and principal payments.

• Mortgage Roll Risk—The risk that Advisors will not correctly predict mortgage prepayments and interest rates, which will diminish the investment performance of a Fund compared with what such performance would have been without the use of the strategy.

58     Prospectus  ■  TIAA-CREF Lifestyle Funds

• Downgrade Risk—The risk that securities are subsequently downgraded should Advisors and/or rating agencies believe the issuer’s business outlook or creditworthiness has deteriorated. If this occurs, the values of these investments may decline, or it may affect the issuer’s ability to raise additional capital for operational or financial purposes and increase the chance of default, as a downgrade may be seen in the financial markets as a signal of an issuer’s deteriorating financial position.

• Non-Investment-Grade Securities Risk—Issuers of non-investment-grade securities, which are usually called “high-yield” or “junk bonds,” are typically in weaker financial health and such securities can be harder to value and sell and their prices can be more volatile than more highly rated securities. While these securities generally have higher rates of interest, they also involve greater risk of default than do securities of a higher-quality rating.

• Illiquid Investments Risk—The risk that illiquid investments may be difficult to sell for their fair market value, if at all, or at any price. Securities that are liquid at the time of purchase may subsequently become illiquid due to events such as adverse developments for an issuer, industry-specific developments, market events, rising interest rates, changing economic conditions or investor perceptions and geopolitical risk.

• Current Income Risk—The risk that the income a Fund receives may fall as a result of a decline in interest rates.

Active management risk

The risk that the performance of the Funds or the Underlying Funds that are actively managed, in whole or in part, reflects in part the ability of the portfolio manager(s) to make active, qualitative investment decisions that are suited to achieving the Funds’ or Underlying Funds’ investment objectives. As a result of investment selection or trade execution, a Fund or an Underlying Fund could underperform its respective benchmarks or other mutual funds with similar investment objectives.

Fund of funds risk

The ability of a Fund to achieve its investment objective will depend in part upon the ability of the Underlying Funds in which it invests to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

In addition to the principal investment risks set forth above, there are other risks associated with investing in the Funds and their investments that are discussed elsewhere in the Funds’ Prospectus and in the Funds’ SAI. There can be no assurances that a Fund will achieve its investment objective. You should not consider any Fund to be a complete investment program.

TIAA-CREF Lifestyle Funds  ■  Prospectus     59

Additional information on principal and non-principal investment strategies and risks of the Funds and Underlying Funds

The Equity Funds

The Underlying Funds of the Trust that invest primarily in equity securities—the Growth & Income Fund, the Mid-Cap Growth Fund, the Mid-Cap Value Fund, the Enhanced Large-Cap Growth Index Fund, the Enhanced Large-Cap Value Index Fund, the Large-Cap Growth Fund, the Large-Cap Value Fund, the Small-Cap Equity Fund, the International Equity Fund, the International Opportunities Fund, the Enhanced International Equity Index Fund, the Global Natural Resources Fund and the Emerging Markets Equity Fund (collectively, the “Equity Funds”)—may also invest in short-term debt securities of the same type as those held by the TIAA-CREF Money Market Fund and other kinds of short-term instruments. These short-term investments help the Equity Funds maintain liquidity, use cash balances effectively, and take advantage of attractive investment opportunities. The Equity Funds also may invest up to 20% of their assets in fixed-income securities. The Equity Funds may also manage cash by investing in money market funds or other short-term investment company securities.

Each Fund and/or Equity Fund may write (sell) call options, including covered call options, and purchase put options, to try to enhance income, reduce portfolio volatility and protect gains in its portfolio. Such options may include put and call options on securities of the types in which a Fund or an Equity Fund may invest and on securities indices composed of such securities. In writing (selling) call options, a Fund or an Equity Fund may give up the opportunity to profit on a security if the market price of the security rises and the option is exercised and, conversely, the premiums received from call options sold may not reduce the extent of a Fund’s or an Equity Fund’s losses during periods of market decline. In purchasing call and put options, a Fund or an Equity Fund may purchase a call or put option that expires with no value due to the market price of the security remaining below or above, as applicable, the strike price of the option. In such an event, a Fund or an Equity Fund would lose the value of the premium paid for the call or put option but would also receive no economic benefit from the purchase or sale, as applicable, of the security. The Funds and the Equity Funds can also write (sell) put options. In writing put options, a Fund or an Equity Fund may experience losses on a security if the market price of the security declines and the option is exercised and, conversely, the premiums received from the put options sold may not reduce the extent of a Fund’s or an Equity Fund’s losses during periods of market decline.

In addition, each Fund and/or Equity Fund may buy and sell futures contracts on securities indices composed of securities of the types in which it may invest, and put and call options on such futures contracts. Each Fund and/or Equity Fund may use such futures contracts and options on futures contracts for hedging or cash management purposes, or to seek increased total return.

60     Prospectus  ■  TIAA-CREF Lifestyle Funds

Futures contracts permit a Fund and/or an Underlying Fund to gain exposure to groups of securities and thereby have the potential to earn returns that are similar to those that would be earned by direct investments in those securities or instruments.

Where appropriate futures contracts do not exist, or if Advisors deems advisable for other reasons, a Fund and/or an Equity Fund may invest in investment company securities, such as exchange-traded funds (“ETFs”). A Fund and/or an Equity Fund may also invest in ETFs as well as exchange-traded notes (“ETNs”) for cash management purposes or other purposes, including to gain exposure to certain sectors or securities that are represented by ownership in ETFs. ETFs and ETNs will be subject to the risks associated with the types of asset classes, securities or sectors that they track, while ETNs, which are structured as fixed-income obligations, will also be subject to the general risks of fixed-income securities, including credit risk. When an Equity Fund or a Fund invests in ETFs, ETNs or other Underlying Funds that are not offered by the Trust (“Unaffiliated Underlying Funds”), it will bear a proportionate share of expenses charged by the investment company in which the Equity Fund or the Fund invests. An ETF may trade at a premium or discount to NAV. In seeking to manage currency exposure, the Funds and/or the Equity Funds may also enter into forward currency contracts and currency swaps and may buy or sell put and call options and futures contracts on foreign currencies.

The Funds and the Equity Funds can also invest in derivatives and other similar financial instruments, such as equity swaps (including contracts for difference (“CFD”), an arrangement where the return is linked to the price movement of an underlying security or a stock market index) and equity-linked fixed-income securities, so long as these derivatives and financial instruments are consistent with a particular Fund’s investment objective, restrictions and policies and current regulations.

The Fixed-Income Funds

The Underlying Funds of the Trust that invest primarily in fixed-income securities—the Bond Fund, the Bond Plus Fund and the Short-Term Bond Fund (collectively, the “Fixed-Income Funds”)—may make certain other investments, but not as principal strategies. For example, the Fixed-Income Funds may invest in interest-only and principal-only mortgage-backed securities. These instruments have unique characteristics and are more sensitive to prepayment risk and extension risk than traditional mortgage-backed securities. Similarly, the Fixed-Income Funds may also buy and sell put and call options, futures contracts, and options on futures. The Fixed-Income Funds intend to use options and futures primarily as a hedging technique or for cash management as well as risk management. In seeking to manage currency risk, the Fixed-Income Funds can also enter into forward currency contracts, and buy or sell options and futures on foreign currencies, or enter into foreign currency contracts. The Fixed-Income Funds can also buy and sell swaps and options on swaps, so long as these are

TIAA-CREF Lifestyle Funds  ■  Prospectus     61

consistent with each Fixed-Income Fund’s investment objective, restrictions and policies, as well as current regulations.

Derivatives risks

The risks associated with investing in derivatives may be different and greater than the risks associated with directly investing in the underlying securities and other instruments to which the derivatives relate. Derivatives such as swaps are subject to risks such as liquidity risk, interest rate risk, market risk, and credit risk. A derivative may involve the risk of mispricing or improper valuation and the risk that the prices of certain options, futures, swaps and other types of derivative instruments may not correlate perfectly with the prices or performance of the underlying security, currency, rate, index or other asset. Certain derivatives present the risk of default by the other party to the contract, and some derivatives are, or may suddenly become, illiquid. Some of these risks exist for futures and options which may trade on established markets. Unanticipated changes in interest rates, securities prices or currency exchange rates may result in poorer overall performance of a Fund than if it had not entered into derivatives transactions. The potential for loss as a result of investing in derivatives, and the speed at which such losses can be realized, can be greater than investing directly in the underlying security or other instrument. Derivative investments can create leverage by magnifying investment losses or gains, and the Fund and the Underlying Fund could lose more than the amount invested. Investment returns could depend primarily upon the performance of securities that the Fund or the Underlying Fund does not own.

Investments for temporary defensive purposes

Each Fund, as well as each Underlying Fund, may, for temporary defensive purposes, invest all of its assets in cash and money market instruments, including, for the Funds, the Money Market Fund. In doing so, the Fund and the Underlying Fund may be successful in reducing market losses but may otherwise fail to achieve their respective investment objectives.

Portfolio holdings

A description of the Funds’ policies and procedures with respect to the disclosure of their portfolio holdings is available in the Funds’ SAI.

Portfolio turnover

While each Fund will normally seek to invest in Underlying Funds for the long term, it may frequently rebalance those holdings with the goal of staying close to its projected target allocation. Therefore, a Fund may sell shares of Underlying Funds regardless of how long they have been held. Although a Fund bears no brokerage commissions when it buys or sells shares of Underlying Funds of the Trust, it may bear brokerage commissions or other transaction costs when it transacts in shares of Unaffiliated Underlying Funds. A “high portfolio turnover

62     Prospectus  ■  TIAA-CREF Lifestyle Funds

rate” for a Fund with respect to its holdings of Unaffiliated Underlying Funds generally will result in greater brokerage commission expenses or other transaction costs borne by the Funds and, ultimately, by shareholders. The portfolio turnover rates of the Funds during recent fiscal periods will be provided in the Financial Highlights. The Funds are not subject to a specific limitation on portfolio turnover and are generally not managed to minimize tax burdens of shareholders.

An Underlying Fund that engages in active and frequent trading of portfolio securities will have a correspondingly higher “portfolio turnover rate.” A high portfolio turnover rate for an Underlying Fund generally will result in greater brokerage commission expenses borne by the Funds and, ultimately, by Fund shareholders. Also, Underlying Funds with high turnover rates may be more likely to generate capital gains that must be distributed to the Funds, and ultimately to Fund shareholders, as taxable income. None of the Underlying Funds of the Trust is subject to a specific limitation on portfolio turnover, and securities of each Underlying Fund may be sold at any time such sale is deemed advisable for investment or operational reasons.

Share classes

Each Fund may offer Retail, Retirement, Premier, [Investor] and Institutional Class shares. [Investor] Class shares are offered in this Prospectus; Retail, Retirement, Premier and Institutional Class shares are offered in a separate prospectus. Each Fund’s investments are held by the Fund as a whole, not by a particular share class, so an investor’s money will be invested the same way no matter which class of shares is held. However, there are differences among the fees and expenses associated with each class and not everyone is eligible to buy every class. After determining which classes you are eligible to buy, decide which class best suits your needs. Please contact us if you have questions or would like assistance in determining which class is right for you.

Management of the Funds

The Funds’ investment adviser

Advisors manages the assets of the Trust, under the supervision of the Board of Trustees. Advisors is an indirect wholly owned subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). TIAA is a life insurance company founded in 1918 by the Carnegie Foundation for the Advancement of Teaching and is the companion organization of College Retirement Equities Fund (“CREF”), the first company in the United States to issue a variable annuity. Advisors is registered as an investment adviser with the SEC under the Investment Advisers Act of 1940. Advisors also manages the investments of TIAA Separate Account VA-1 and TIAA-CREF Life Funds. Through an affiliated investment adviser, TIAA-CREF Investment Management, LLC (“TCIM”), certain

TIAA-CREF Lifestyle Funds  ■  Prospectus     63

personnel of Advisors also manage the investment accounts of CREF. As of June 30, 2015, Advisors and TCIM together had approximately $319 billion of registered investment company assets under management. Advisors is located at 730 Third Avenue, New York, NY 10017-3206.

TIAA-CREF entities sponsor an array of financial products for retirement and other investment goals. For some of these products, for example, the investment accounts of CREF, TIAA or its subsidiaries perform services “at cost.” The Funds offered in the Prospectus, however, pay the management fees and other expenses that are described in the table of fees and expenses in this Prospectus. The management fees paid by the Funds to Advisors are intended to compensate Advisors for its services to the Funds and are not limited to the reimbursement of Advisors’ costs. Thus, under this arrangement, Advisors can earn a profit or incur a loss on the services which it renders to the Funds. The Funds also pay Advisors for certain administrative services that Advisors provides to the Funds on an at-cost basis.

Advisors manages the assets of the Funds pursuant to an investment management agreement with the Trust (the “Management Agreement”). Advisors’ duties under the Management Agreement include, among other things, providing the Funds with investment research, advice and supervision; furnishing an investment program for the Funds; determining which securities or other investments to purchase, sell or exchange; and providing or obtaining any other necessary services to manage, acquire or dispose of securities, cash or other investments. Advisors also supervises and acts as liaison among the various service providers to the Funds, such as the custodian and transfer agent.

Investment management fees

Under the terms of the Management Agreement, Advisors receives a fee at an annual rate of 0.10% of the average daily net assets of each Fund. Advisors also receives management fees as the investment adviser to the Underlying Funds.

Each Fund also pays Advisors for certain administrative services Advisors provides to the Funds on an at-cost basis.

A discussion regarding the basis for the Board of Trustees’ most recent approval of each Fund’s Management Agreement is available in the Funds’ annual shareholder report for the fiscal period ended May 31, 2015. For a free copy of the Funds’ shareholder report, please call 800 842-2252, visit the Funds’ website at www.tiaa-cref.org or visit the SEC’s website at www.sec.gov.

Portfolio management team

The Funds are managed by a team of managers, whose members are responsible for the day-to-day management of the Funds, with expertise in the area applicable to the Funds’ investments. Certain team members are, for example, principally responsible for selecting appropriate investments for the Funds and others are principally responsible for asset allocation. The following is a list of members of the management team primarily responsible for managing

64     Prospectus  ■  TIAA-CREF Lifestyle Funds

each Fund’s investments, along with their relevant experience. The members of the management team may change from time to time.

Name & Title	Portfolio Role/ Coverage/ Expertise/Specialty	Experience Over Past Five Years	Total Experience (since dates specified below)
			At TIAA	Total	On Team
Lifestyle Funds
John M. Cunniff, CFA Managing Director	Asset Allocation (allocation strategies)	Advisors, TCIM and other advisory affiliates of TIAA—2006 to Present (quantitative portfolio manager); Morgan Stanley Investment Management—2001 to 2006 (U.S. Research Director, oversight of equity research analysis team for U.S. market segments)	2006	1992	2011
Hans L. Erickson, CFA Managing Director	Asset Allocation (general oversight)	Advisors, TCIM and other advisory affiliates of TIAA—1996 to Present (oversight and management responsibility for all asset allocation funds; oversight for quantitative equity strategies and equity index funds prior to 2011)	1996	1988	2011

The Funds’ SAI provides additional disclosure about the compensation structure for the Funds’ portfolio managers, the other accounts they manage, total assets in those accounts and potential conflicts of interest, as well as the portfolio managers’ ownership of shares of the Funds they manage.

Other services

Under the terms of the Administrative Services Agreement with the Trust, responsibility for payment of expenses relating to oversight and performance of certain services, including transfer agency, dividend disbursing, accounting, administrative, compliance and shareholder services, is allocated directly either to the Funds or to Advisors.

For Advisors’ provision of such administrative, compliance and other services to the Funds under the Administrative Services Agreement, the Fund pays to Advisors at the end of each calendar month the allocated costs of such services as determined under the TIAA-CREF cost allocation methodology then in effect.

Distribution and service arrangements

Teachers Personal Investors Services, Inc. (“TPIS”) distributes each class of Fund shares.

TIAA-CREF Lifestyle Funds  ■  Prospectus     65

Other Payments by the Funds

In addition to the fees the Funds pay to their transfer agent, TPIS or Advisors, on behalf of the [Investor] Class of the Funds, may enter into agreements with financial intermediaries pursuant to which the Funds will pay financial intermediaries for administrative, networking, recordkeeping, sub-transfer agency and shareholder services. The Funds have adopted a Shareholder Servicing Plan (“Servicing Plan”) with respect to [Investor] Class shares that has been approved by the Board of Trustees that outlines the types of services to be provided to the Funds by these financial intermediaries. The Servicing Plan also provides the maximum rates that the Funds may pay such financial intermediaries, which are generally based on: (1) an annual percentage of the average daily net assets of Fund shareholders serviced by a financial intermediary; and/or (2) a fixed dollar amount for each account serviced by a financial intermediary. The aggregate amount of these payments may be substantial and may vary significantly among intermediaries but will be limited by Advisors’ agreement to reimburse each Fund for total [Investor] Class expenses that exceed certain specified amounts.

Other Payments by TPIS, Advisors or their Affiliates

In addition to the payments from the Funds made to financial intermediaries as previously described, TPIS, Advisors or their affiliates may from time to time make additional payments, out of their own resources, to certain financial intermediaries that sell shares of the TIAA-CREF Funds. These payments are often referred to as “revenue sharing.” These payments may be made in order to promote the sale and retention of Fund shares by intermediaries and their customers. The amounts of these distribution-related revenue sharing payments may vary by financial intermediary and, with respect to a given financial intermediary, are typically calculated by reference to the amount of the financial intermediary’s recent gross sales of TIAA-CREF Fund shares and/or total assets of TIAA-CREF Funds held by the intermediary’s customers. The level of distribution-related revenue sharing payments that TPIS, Advisors or their affiliates are willing to provide to a particular financial intermediary may be affected by, among other factors, the intermediary’s total assets held in and recent net investments into the TIAA-CREF Funds, the intermediary’s level of participation in TIAA-CREF Fund sales and marketing programs, the intermediary’s compensation program for its registered representatives who sell TIAA-CREF Fund shares and provide services to TIAA-CREF Fund shareholders, and the asset class of the TIAA-CREF Funds for which these payments are provided. The SAI contains additional information about these payments. TPIS may also make payments to financial intermediaries in connection with sales meetings, due diligence meetings, prospecting seminars and other meetings at which TPIS promotes its products and services.

In addition to revenue sharing payments to financial intermediaries related to distribution of the Funds’ shares, Advisors or its affiliates may also make revenue sharing payments out of their own assets to financial intermediaries as

66     Prospectus  ■  TIAA-CREF Lifestyle Funds

compensation for certain recordkeeping, shareholder communications and other account administration services provided to TIAA-CREF Fund shareholders who own their shares through these financial intermediaries’ accounts. These servicing-related revenue sharing payments are in addition to any applicable sub-transfer agency or similar fees paid to these financial intermediaries with respect to these services by the TIAA-CREF Funds out of Fund assets.

The amounts of revenue sharing payments to a financial intermediary could be significant, and may create an incentive for the intermediary or its representatives to recommend or offer shares of the Funds to you. The financial intermediary may elevate the prominence or profile of the Funds within the intermediary’s organization by, for example, placing the Funds on a list of preferred or recommended funds and/or granting TPIS, Advisors and/or their affiliates preferential or enhanced opportunities to promote the Funds in various ways within the intermediary’s organization.

Calculating share price

Each Fund determines its net asset value (“NAV”) per share, or share price, on each day the NYSE is open for business. The NAV for each Fund is calculated as of the time when regular trading closes on the NYSE (generally, 4:00 p.m. Eastern Time or at such earlier time that regular trading on the NYSE closes). The Funds do not price their shares on days that the NYSE is closed. The NAV per share for each class is determined by dividing the value of the Fund’s assets attributable to such class, less all liabilities attributable to such class, by the total number of shares of the class outstanding. The assets of each Fund consist primarily of shares of Underlying Funds, which are valued at their respective NAVs in the case of mutual funds. The values of any shares of Underlying Funds held by a Fund are based on the market value of the shares. Therefore, the share price of each of the Funds is determined based on the NAV per share or market value per share of each of its Underlying Funds (and the value of any other assets and liabilities of the Funds), subject to the fair value pricing procedures described below.

To value securities and other instruments held by the Underlying Funds (or the Funds, as applicable) of the Trust (other than for the Money Market Fund), such Underlying Funds (or the Funds, as applicable), generally use market quotations or values obtained from independent pricing services to value such assets. If market quotations or values from independent pricing services are not readily available or are not considered reliable, the Underlying Funds of the Trust will use a security’s “fair value,” as determined in good faith using procedures approved by the Board of Trustees. Such Underlying Funds also use fair value if events that have a significant effect on the value of an investment (as determined in Advisors’ sole discretion) occur between the time when its price is determined and the time a Fund’s NAV is calculated. Like the Funds, the Underlying Funds of the Trust do not price their shares on dates when the NYSE is closed. This

TIAA-CREF Lifestyle Funds  ■  Prospectus     67

remains the case for Underlying Funds of the Trust that invest in foreign securities that are primarily listed on foreign exchanges that trade on days when such Underlying Funds do not price their shares, even though such securities may continue to trade and their values may fluctuate when the NYSE is closed. The use of fair value pricing can involve reliance on quantitative models or individual judgment, and may result in changes to the prices of portfolio securities that are used to calculate the NAV of an Underlying Fund of the Trust. Although the Underlying Funds of the Trust fair value portfolio securities on a security-by-security basis, those that hold foreign portfolio securities will typically see more of their portfolio securities fair valued more frequently than other Underlying Funds that do not hold foreign securities.

Fair value pricing of equity securities most commonly occurs with securities that are primarily traded outside of the United States. This may have the effect of decreasing the ability of market timers to engage in “stale price arbitrage,” which takes advantage of the perceived difference in price from a foreign market closing price. For these foreign securities, an Underlying Fund of the Trust uses a fair value pricing service approved by the Board of Trustees. This pricing service employs quantitative models to value foreign equity securities in order to adjust for stale pricing, which occurs between the close of certain foreign exchanges and the close of the NYSE. Fair value pricing is subjective in nature and the use of fair value pricing by the Underlying Fund may cause the NAV of the Underlying Fund’s shares to differ significantly from the NAV that would have been calculated using market prices at the close of the foreign exchange on which a portfolio security is primarily traded.

While using a fair value price for foreign securities is intended to decrease the ability of market timers to make money by exchanging into or out of an affected Underlying Fund to the detriment of longer-term shareholders, it may reduce some of the certainty in pricing obtained by using actual market close prices.

Fixed-income securities, including money market instruments (other than those held by a money market Underlying Fund of the Trust), are valued using market quotations, independent pricing sources or values derived from a pricing matrix that has various types of the applicable fixed-income instrument along one axis and various maturities along the other. The use of a price derived from a pricing matrix is a method of fair value pricing.

The Fund will use fair value, as determined under its fair value procedures, to the extent that the value of any of its investments, including any Underlying Funds, are unavailable or not considered reliable.

Dividends and distributions

Each Fund expects to declare and distribute to shareholders substantially all of its net investment income and net realized capital gains, if any. The amount distributed will vary according to the income received from investments held by a

68     Prospectus  ■  TIAA-CREF Lifestyle Funds

Fund and capital gains realized from the sale of investments. Each Fund plans to pay dividends according to the following schedule:

Annually: Lifestyle Aggressive Growth Fund and Lifestyle Growth Fund

Quarterly: Lifestyle Conservative Fund, Lifestyle Moderate Fund and Lifestyle Income Fund

Each Fund intends to pay net capital gains, if any, annually. Dividends and capital gains can be paid in cash or reinvested. If you have elected to receive your distributions in cash and the distribution amount is less than $10, then the amount will be automatically reinvested in the particular Fund and no check will be issued. If the postal service is unable to deliver checks to your address of record, or the distribution check remains outstanding for six months or more, then the Funds reserve the right to reinvest the distribution check into your account using the particular Fund’s current NAV and to change your distribution option to reinvestment. No interest will accrue on amounts represented by uncashed distribution checks.

Dividends and capital gain distributions paid to shareholders who hold their shares through a TIAA-CREF-administered retirement plan or custody account will automatically be reinvested in additional shares of the same class of the particular Fund. All other shareholders may elect from the following distribution options (barring any restrictions from the intermediary or plan through which such shares are held):

1. Reinvestment Option, Same Fund. Your dividend and capital gain distributions are automatically reinvested in additional shares of the same share class of the Fund. Unless you elect otherwise, this will be your default distribution option.

2. Reinvestment Option, Different Fund. Your dividend and capital gain distributions are automatically reinvested in additional shares of the same share class of another fund in which you already hold shares.

3. Income-Earned Option. Your long-term capital gain distributions are automatically reinvested, but you will be sent a check for each dividend and short-term capital gain distribution.

4. Capital Gains Option. Your dividend and short-term capital gain distributions are automatically reinvested, but you will be sent a check for each long-term capital gain distribution.

5. Cash Option. A check will be sent for your dividend and each capital gain distribution.

On a Fund’s distribution date, the Fund makes distributions on a per share basis to the shareholders who hold and have paid for Fund shares on the record date. The Funds do this regardless of how long the shares have been held. This means that if you buy shares just before or on a record date, you will pay the full price for the shares and then you may receive a portion of the price back as a taxable distribution (see the discussion of “Buying a dividend” below under “Taxes”). Cash distribution checks will be mailed within seven days of the distribution date.

TIAA-CREF Lifestyle Funds  ■  Prospectus     69

Shareholders who hold their shares through a variable insurance or annuity product, an employee benefit plan or through an intermediary may be subject to restrictions on their distribution payment options imposed by the product, plan or intermediary. Please contact the variable insurance or annuity product issuer or your plan sponsor or intermediary for more details.

Taxes

As with any investment, you should consider how your investment in a Fund will be taxed.

Taxes on dividends and distributions. Unless you are tax-exempt or hold Fund shares in a tax-deferred account, you are subject to federal income tax on dividends and taxable distributions each year. Your dividends and taxable distributions generally are taxable when they are paid, whether you take them in cash or reinvest them. However, distributions declared in October, November or December of a year and paid in January of the following year are taxable as if they were paid on December 31 of the prior year.

For federal tax purposes, income and short-term capital gain distributions from a Fund are taxed as ordinary income, and long-term capital gain distributions are taxed as long-term capital gains. Every January, a statement showing the taxable distributions paid to you in the previous year from a Fund will be sent to you and the Internal Revenue Service (“IRS”) (for taxable accounts only). Whether or not a capital gain distribution is considered long-term or short-term depends on how long the Fund held the securities the sale of which led to the gain.

A portion of ordinary income dividends paid by a Fund to individual investors may constitute “qualified dividend income” that is subject to the same maximum tax rates as long-term capital gains. The portion of a dividend that will qualify for this treatment will depend on the aggregated qualified dividend income received by a Fund. Notwithstanding this, certain holding period requirements with respect to a shareholder’s shares in a Fund may apply to prevent the shareholder from treating any portion of a dividend as “qualified dividend income.” Additional information about this can be found in the Funds’ SAI.

Taxes on transactions. Unless a transaction involves Fund shares held in a tax-deferred account, redemptions (sales), including exchanges to other funds, may also give rise to capital gains or losses. The amount of any capital gain or loss will be the difference, if any, between the adjusted cost basis of your shares and the price you receive when you sell or exchange them. In general, a capital gain or loss will be treated as a long-term capital gain or loss if you have held your shares for more than one year.

Each Fund is required to report to the IRS and furnish to certain Fund shareholders the cost basis information for sale transactions of shares purchased on or after January 1, 2012. Shareholders may elect to have one of several cost basis methods applied to their account when calculating the cost basis of shares sold, including average cost, “first-in, first-out” (“FIFO”), or some

70     Prospectus  ■  TIAA-CREF Lifestyle Funds

other specific identification method. Unless you instruct otherwise, each Fund will use average cost as its default cost basis method, and will treat sales as first coming from shares purchased prior to January 1, 2012. If average cost is used for a shareholder’s first sale of the Fund shares covered by these new rules, the shareholder may only use an alternative cost basis method for shares purchased prospectively. Fund shareholders should consult with their tax advisors to determine the best cost basis method for their tax situation.

For shares you sell that were purchased prior to January 1, 2012, you will be sent a statement showing how many shares you sold and at what price. However, the statement will not include cost basis information and will not be furnished to the IRS. You or your tax preparer must determine whether this sale resulted in a capital gain or loss and the amount of tax to be paid on any gain. Be sure to keep your regular account statements; the information they contain will be essential in calculating the amount of your capital gains or losses.

Backup withholding. If you fail to provide a correct taxpayer identification number or fail to certify that it is correct, the Funds are required by law to withhold 28% of all the distributions and redemption proceeds paid from your account. The Funds are also required to begin backup withholding if instructed by the IRS to do so.

Buying a dividend. If you buy shares just before a Fund deducts a distribution from its NAV, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable distribution. This is referred to as “buying a dividend.” For example, assume you bought shares of a Fund for $10.00 per share the day before the Fund paid a $0.25 dividend. After the dividend was paid, each share would be worth $9.75, and, unless you hold your shares through a tax-deferred arrangement such as a 401(a), 401(k) or 403(b) plan or an IRA, you would have to include the $0.25 dividend in your gross income for tax purposes.

Effect of foreign taxes. Foreign governments may impose taxes on the Fund and its Underlying Funds and their investments and these taxes generally will reduce the Fund’s distributions. If the Fund qualifies to pass through a credit for such taxes paid and elects to do so, an offsetting tax credit or deduction may be available to you if you maintain a taxable account. If so, your tax statement will show more taxable income than was actually distributed by the Fund, but will also show the amount of the available offsetting credit or deduction.

Other restrictions. There are tax requirements that all mutual funds must follow in order to avoid federal taxation. In its effort to adhere to these requirements, a Fund or an Underlying Fund may have to limit its investment in some types of instruments.

Special considerations for certain institutional investors. If you are a corporate investor, a portion of the dividends from net investment income paid by a Fund may qualify for the corporate dividends-received deduction. The portion of the dividends that will qualify for this treatment will depend on the aggregate qualifying dividend income that the Fund receives from the Underlying Funds.

TIAA-CREF Lifestyle Funds  ■  Prospectus     71

Certain holding period and debt financing restrictions may apply to corporate investors seeking to claim the deduction.

Taxes related to employee benefit plans or IRAs. Generally, individuals are not subject to federal income tax in connection with shares held (or that are held on their behalf) in participant or custody accounts under Code section 401(a) employee benefit plans (including 401(k) and Keogh plans), Code section 403(b) or 457 employee benefit plans, or IRAs. Distributions from such plan participant or custody accounts may, however, be subject to ordinary income taxation in the year of the distribution. For information about the tax aspects of your plan or IRA or Keogh account, please consult your plan administrator, TIAA-CREF or your tax advisor.

Other tax matters. Certain investments of a Fund, including certain debt instruments, foreign securities and shares of other investment funds, could affect the amount, timing and character of distributions you receive and could cause a Fund to recognize taxable income in excess of the cash generated by such investments (which may require a Fund to liquidate other investments in order to make required distributions).

This information is only a brief summary of certain federal income tax information about your investment in a Fund. The investment may have state, local or foreign tax consequences, and you should consult your tax advisor about the effect of your investment in a Fund in your particular situation. Additional tax information can be found in the Funds’ SAI.

Your account: purchasing, redeeming
or exchanging shares

Share class eligibility

Definitions

Financial Intermediary Accounts. These include accounts held through platforms, programs, plans and other similar entities, as well as omnibus accounts, on behalf of other investors. Additionally, Financial Intermediary Accounts may include, but are not limited to, the following:

• Benefit Plans (as defined below);

• Certain custody accounts sponsored or administered by TIAA-CREF, or by other entities not affiliated with TIAA-CREF, that are established by individuals as IRAs pursuant to section 408 of the Code; and

• Wrap accounts or other such arrangements as may be offered by a financial advisor or other intermediary.

Benefit Plan Accounts. These include accounts sponsored or administered by either TIAA-CREF and its affiliates or by other entities not affiliated with TIAA-CREF and that are established by or on behalf of employers, or the trustees of plans sponsored by employers, in connection with certain employee benefit plans. Such Benefit Plans include those described in sections 401(a) (including 401(k)

72     Prospectus  ■  TIAA-CREF Lifestyle Funds

plans), 403(a), 403(b) or 457 of the Code. Shareholders investing through such Benefit Plans may have to pay additional expenses related to the administration of such plans. The [Investor Class] is not available to SEPs, SAR-SEPs, SIMPLE IRAs, and Keogh plans.

Eligibility

[Investor] Class shares are available for purchase by or through the following types of accounts:

• Financial Intermediary Accounts;

• Other investment companies or pools;

• State-sponsored tuition savings plans (529) or healthcare saving accounts (HSA);

• Insurance company separate accounts advised by or affiliated with Advisors, or other affiliates of TIAA-CREF; and

• Other accounts, entities, programs, plans and categories of shareholders as may be approved by the Funds from time to time.

Account minimums

Currently, there are no minimum account requirements, including initial or subsequent minimum investment requirements, for [Investor] Class shares. The Funds have the discretion to impose initial or subsequent minimum investment requirements at any time without any prior notice to shareholders.

Additional information

The Funds reserve the right to determine in their sole discretion whether any potential investor is eligible to purchase [Investor] Class shares. For more information, please contact your financial intermediary or you may call the Funds at 800 842-2252, Monday through Friday, from 8:00 a.m. to 10:00 p.m. Eastern Time.

The Funds may from time to time, in their discretion, deviate from or vary the processes and procedures outlined below for purchasing, redeeming and exchanging shares.

The Funds are not responsible for any losses due to unauthorized or fraudulent instructions when purchasing, redeeming or exchanging shares as long as the Funds follow reasonable security procedures to verify your identity. It is your responsibility to review and verify the accuracy of your confirmation statements immediately after you receive them.

Purchasing shares

How to open an account through a Financial Intermediary Account or Benefit Plan Account not administered by TIAA-CREF

Your Financial Intermediary or Benefit Plan will have its own instructions and procedures for opening an account and establishing a position within the Funds.

TIAA-CREF Lifestyle Funds  ■  Prospectus     73

If you are enrolling in a Benefit Plan you should first contact your employer to learn important details necessary to facilitate enrollment into the plan. Investors purchasing shares through a Financial Intermediary or a Benefit Plan, may purchase shares only in accordance with instructions and limitations pertaining to their account with such intermediary or plan. These Financial Intermediaries or Benefit Plans may set different minimum investment requirements for their customers’ investments. Please contact your Financial Intermediary or Benefit Plan sponsor for more information.

For Participants in a Benefit Plan Account or Financial Intermediary Account administered by TIAA-CREF

You should first contact your employer to learn important details necessary to facilitate enrollment in a Benefit Plan. Your employer must notify TIAA-CREF that you are eligible to enroll. In many cases, you will be able to use the TIAA-CREF Web Center’s online enrollment feature at www.tiaa-cref.org. Some plans allow submission of a hard-copy application for a new account; this form can be returned to your human resources (HR) office, a TIAA-CREF Relationship Manager or to either of the addresses below:

First-Class or Standard Mail:

TIAA-CREF

PO Box 1259

Charlotte, NC 28262

Overnight Mail:

TIAA-CREF

8500 Andrew Carnegie Blvd

Charlotte, NC 28262

You may allocate single or ongoing contributions by selecting a Fund and the amounts you wish to contribute to that Fund.

Subject to the terms of your plan, you may be eligible to roll over or transfer in balances from other eligible accounts as determined by the Code.

The Funds may suspend or terminate the offering to your employer’s plan. You may be able to change your allocation for future contributions by:

• writing to TIAA-CREF at P.O. Box 1259, Charlotte, NC 28201;

• calling our Automated Telephone Service (24 hours a day) at 800 842-2252; or

• using the TIAA-CREF website’s account access feature at www.tiaa-cref.org.

Other information for Benefit Plans

As a participant in a Benefit Plan, the Funds impose no minimum investment. The Funds do not currently restrict the frequency of investments made in the Funds by participant accounts through Benefit Plans, although the Funds reserve the right to impose such restrictions in the future. If you are investing in the

74     Prospectus  ■  TIAA-CREF Lifestyle Funds

Funds through a Benefit Plan, your employer’s plan may limit the amount and available methods to invest in your participant account. Additionally, the Code limits total annual contributions to most types of Benefit Plans.

Transaction methods for purchases

Purchasing via wire: You may remit initial or subsequent deposits into your account via wire. To open an account by wire please send a completed and signed application by mail as instructed above and then follow the wiring instructions below once you have confirmed the account is open and have the account number.

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

ABA Number (all classes) 011000028

DDA Number 99054546

Specify on the wire:

• “The TIAA-CREF Funds—” and the “Share Class” being purchased. For example, a proper set of wire instructions for an initial or subsequent investment into the [Investor] Class would read as follows: “The TIAA-CREF Funds— [Investor] Class”

• Account registration (names of registered owners), address and Social Security number or taxpayer identification number;

• The Fund account number; and

• The Fund and amount to be invested.

Points to remember for all purchases

The Funds consider all purchase requests to be received when they are received in “good order” as determined by the Funds’ transfer agent (or other authorized Fund agent). (See the section entitled “Important transaction information—Good Order” below.) Your investment must be for a specified dollar amount. The Funds cannot accept purchase requests specifying a certain price, date, or number of shares. These types of requests will be deemed to be not in “good order” and the money you sent will be returned to you. If you hold your shares through a Financial Intermediary Account, such intermediary may have its own independent “good order” and eligibility requirements.

Your ability to purchase shares may be restricted due to limitations on purchases or exchanges, including limitations under the Funds’ Market Timing/Excessive Trading Policy (see below). If you hold your shares through a Financial Intermediary Account, such intermediary may charge you additional fees. Contact your Financial Intermediary to find out if it imposes any other conditions on your transactions, such as a different minimum investment requirement.

TIAA-CREF Lifestyle Funds  ■  Prospectus     75

Federal law requires the Funds to obtain, verify and record information that identifies each person who opens an account. Until the Funds receive such information, it may not be able to open an account or effect transactions for you. Furthermore, if the Funds are unable to verify your identity, or that of another person authorized to act on your behalf, or if it is believed potential criminal activity has been identified, the Funds reserve the right to take such action as deemed appropriate, which may include closing your account.

Before you can use TIAA-CREF’s Web Center, you must enter your Social Security number, date of birth and active account number. You will then be given an opportunity to create a user name and password. TIAA-CREF’s Web Center will lead you through the transaction process, and the Funds will use reasonable procedures to confirm that the instructions given are genuine. All transactions over TIAA-CREF’s Web Center are recorded electronically.

All purchases must be in U.S. dollars and all checks must be drawn on U.S. banks. The Funds will only accept accounts with a U.S. address of record. The Funds will not accept a P.O. Box as the address of record.

There may be circumstances when the Funds will not accept new investments. The Funds reserve the right to suspend or terminate the offering of its shares at any time without prior notice. The Funds also reserve the right to restrict you from making future purchases in the Funds or any other series of the Trust. In addition, the Funds reserve the right to reject any application or investment or any other specific purchase request.

Redeeming shares

You can redeem (sell) your shares on any business day. If you hold your Fund shares through a Financial Intermediary Account, please contact the intermediary to sell your shares. Your Financial Intermediary may have different requirements and restrictions on redemptions than the Funds. If you hold your Fund shares through a Benefit Plan Account or Financial Intermediary Account administered by TIAA-CREF, the Benefit Plan or Financial Intermediary may impose further restrictions on the sale of Fund shares.

If you hold your shares through a Benefit Plan Account or Financial Intermediary Account administered by TIAA-CREF, you may be required to complete and return certain forms to effect your redemption. Before you complete your redemption request, please make sure you understand the possible federal and other income tax consequences of a redemption. Neither the Funds nor their transfer agent can process redemption requests that specify a certain price or date; these requests will be deemed not in “good order” and will be returned. (See the section entitled “Important transaction information—Good Order” below.)

Usually, the Funds send redemption proceeds on the next business day after the Funds receive a redemption request in “good order” as determined by the Funds’ transfer agent (or other authorized Fund agent), and not later than seven days afterwards.

76     Prospectus  ■  TIAA-CREF Lifestyle Funds

If a redemption is requested after a recent purchase of shares, the Funds may delay payment of the redemption proceeds until the check or an electronic funds transfer transaction clears. This can take up to 10 days.

The Funds can postpone payment if: (a) the NYSE is closed for other than usual holidays or weekends, or trading on the NYSE is restricted; (b) an emergency exists as defined by the SEC, or when the SEC requires that trading be restricted; or (c) the SEC permits a delay for the protection of investors.

The Funds reserve the right to require a Medallion Signature Guarantee for a redemption. The Funds can suspend or terminate your ability to transact by telephone, Internet, or by fax at any time, for any reason.

Once mailed to the Funds, your redemption request is irrevocable and cannot be modified or canceled.

For participants holding shares through a Benefit Plan Account

A redemption can be part of an exchange into (1) another fund available through your Benefit Plan or, (2) another account or IRA.

If you are married, and all or part of your investment is attributable to purchases made under either (i) an employer plan subject to the Employee Retirement Income Security Act of 1974 (“ERISA”) or (ii) an employer plan that provides for spousal rights to benefits, then to the extent required by the Code or ERISA or the terms of your employer plan, your rights to make certain redemptions may be restricted by the rights of your spouse to such benefits.

Transaction methods for redemptions

For all Accounts

In-kind redemptions of shares: Certain large redemptions of Fund shares may be detrimental to a Fund’s other shareholders because such redemptions can adversely affect a portfolio manager’s ability to implement the Fund’s investment strategy by causing premature sale of portfolio securities that would otherwise be held. Consequently, if, in any 90 day period, an investor redeems (sells) shares in an amount that exceeds the lesser of (i) $250,000 or (ii) 1% of a Fund’s assets, then the Fund, at its sole discretion, has the right (without prior notice) to satisfy the difference between the redemption amount and the lesser of the two previously mentioned figures with securities from the Fund’s portfolio instead of cash. This is referred to as a “distribution in-kind” redemption and the securities you receive in this manner represent a portion of the Fund’s entire portfolio. The securities you receive will be selected by the Fund in its discretion. The investor receiving the securities will be responsible for disposing of the securities and bearing any associated costs, and related market and other risks of holding securities.

TIAA-CREF Lifestyle Funds  ■  Prospectus     77

For Benefit Plan or other Financial Intermediary Accounts administered by TIAA-CREF

By mail: Send your written request to the appropriate address as described in the section entitled “Purchasing shares” above.

Over the Internet: Shares held through a Benefit Plan Account or Financial Intermediary Account administered by TIAA-CREF can be redeemed over the Internet subject to any rules imposed by the Benefit Plan or Financial Intermediary. TIAA-CREF’s Web Center can be accessed through TIAA-CREF’s homepage at www.tiaa-cref.org. Before you can use the Web Center, you must enter your Social Security number, date of birth and active account number. The Funds will use reasonable procedures to confirm that the instructions given are genuine. All transactions over the Web Center are recorded electronically.

By telephone: Participants holding shares through a Benefit Plan Account or Financial Intermediary Account administered by TIAA-CREF can call the appropriate number provided in the section entitled “Purchasing shares” above. If you do not want to be able to redeem by telephone, contact either your TIAA-CREF Relationship Manager or Financial Intermediary.

• Participants holding shares through a Benefit Plan or other account administered by TIAA-CREF can redeem up to $50,000 every seven calendar days or any greater amount as approved from time to time.

By systematic redemption plan: TIAA will automatically redeem the requested dollar amount or number of shares held in a Benefit Plan Account or Financial Intermediary Account administered by TIAA-CREF on any business day between the 1st and 28th of the month. If the days selected are not business days, shares will be redeemed on the following business day. Redemptions will be made via check or electronic transfer to your bank.

All owners of an account must sign the systematic redemption plan request. Similarly, all owners must sign any request to increase the amount or frequency of the systematic redemptions or a request for payments to be sent to an address other than the address of record. A Medallion Signature Guarantee may be required for this address change. TIAA can terminate the systematic redemption plan option at any time, although TIAA will notify you if this occurs. You can terminate the plan or reduce the amount or frequency of the redemptions by writing or by calling TIAA or through the TIAA-CREF Web Center. Requests to establish, terminate, or change the amount or frequency of redemptions will become effective within five days after the Funds receive your instructions.

Exchanging shares

Overview

An exchange is a simultaneous redemption of shares in a Fund and a purchase of shares in another fund or series of the Trust. Investors can exchange shares on any business day subject to limitations (i) described in the

78     Prospectus  ■  TIAA-CREF Lifestyle Funds

section entitled “Market timing/excessive trading policy” below, (ii) imposed by your Financial Intermediary or (iii) any limitations under your employer’s Benefit Plan. Shareholders who own shares through a Benefit Plan Account or Financial Intermediary Account should contact the plan or intermediary for exchange requests.

Exchanges between accounts can be made only if the accounts are registered in the same name(s), address and Social Security number or taxpayer identification number. Because restrictions may apply to certain accounts or plans, you should contact your Financial Intermediary or Benefit Plan representative for further information. An exchange is considered a sale of securities and therefore may be a taxable event.

In the case of shares held through a Benefit Plan Account or Financial Intermediary Account administered by TIAA-CREF, exchanges must generally be for at least $1,000 (except for systematic exchanges, which must be for at least $100) or your entire balance, if it is less.

Make sure you understand the investment objective, policies, strategies and risks disclosed in the prospectus of the fund into which you exchange shares. The exchange option is not designed to allow you to time the market. It gives you a convenient way to adjust the balance of your account so that it more closely matches your overall investment objectives and risk tolerance level.

The Funds reserve the right to reject any exchange request and to modify or terminate the exchange option at any time without prior notice to shareholders. The Funds may do this, in particular, when your transaction activity is deemed to be harmful to the Funds, including if it is considered to be market timing activity.

Once made, an exchange request by mail cannot be modified or cancelled.

Transaction methods for exchanges

If your shares are held through a Benefit Plan or Financial Intermediary Account, please contact the plan or intermediary for exchange requirements. Investors holding shares through Accounts administered by TIAA-CREF may exchange:

Over the Internet: If your Account is administered through TIAA-CREF you can exchange shares using TIAA-CREF’s Web Center, which can be accessed through TIAA-CREF’s homepage at www.tiaa-cref.org.

By mail: Send your written request to the appropriate address as described in the section entitled “Purchasing shares” above. The letter must include your name, address, and the funds and Accounts you want to exchange between.

By telephone: Please call 800 842-2252.

By systematic exchange: Under this feature, TIAA-CREF automatically redeems shares in a Fund and purchases shares in another fund or series of the Trust as specified by the applicable agreement. For all systematic exchanges, you must specify the dollar amount and the funds involved in the exchange. If you want to set up a systematic exchange, contact TIAA-CREF. You can terminate the plan or change the amount or frequency of the exchanges by writing or calling the

TIAA-CREF Lifestyle Funds  ■  Prospectus     79

number identified in the section entitled “Purchasing shares” above. Requests to establish, terminate, or change the amount or frequency of exchanges will become effective within five days after TIAA-CREF receives your instructions. All account owners must sign the systematic exchange request. Similarly, all account owners must sign any request to increase the amount or frequency of systematic exchanges.

Conversion of shares—applicable to all investors

A share conversion is a transaction where shares of one class of a Fund are exchanged for shares of another class of the Fund. Share conversions can occur between each share class of a Fund. Generally, share conversions occur where a shareholder becomes eligible for another share class of a Fund or no longer meets the eligibility of the share class they own (and another class exists for which they would be eligible). Please note that a share conversion is generally a non-taxable event, but please consult with your personal tax advisor on your particular circumstances.

A request for a share conversion will not be processed until it is received in “good order” (as defined below) by the Funds’ transfer agent (or other authorized Fund agent). Conversion requests received in “good order” prior to the close of the NYSE (generally 4:00 p.m. Eastern Time) on a day the NYSE is open will receive the NAV of the new class calculated that day. Please note that, because the NAV of each class of a Fund will generally vary from the NAVs of the other classes due to differences in expenses, you will receive a different number of shares in the new class than you held in the old class, but the total value of your holdings will remain the same.

The Funds' market timing policies will not be applicable to share conversions. Please contact the Financial Intermediary or Benefit Plan through which you hold your Fund shares for more information on share conversions. Please note that certain intermediaries or plan sponsors may not permit all types of share conversions. The Funds reserve the right to terminate, suspend or modify the share conversion privilege for any shareholder or group of shareholders.

Voluntary conversions

If you believe that you are eligible to convert your Fund shares to another class, you may place an order for a share conversion by contacting your Relationship Manager. Please contact the Financial Intermediary or Benefit Plan through which you hold your Fund shares regarding conversions. Please be sure to read the applicable sections of the prospectus for the new class in which you wish to convert prior to such a conversion in order to learn more about its different features, performance and expenses. Neither the Funds nor Advisors has any responsibility for reviewing accounts and/or contacting shareholders to apprise them that they may qualify to request a voluntary conversion. Some Financial Intermediaries or Benefit Plans may not allow investors who own Fund shares through them to make share conversions.

80     Prospectus  ■  TIAA-CREF Lifestyle Funds

Mandatory conversions

The Funds reserve the right to automatically convert shareholders from one class to another if they no longer qualify as eligible for their existing class or if they become eligible for another class. Such mandatory conversions may be as a result of a change in value of an account due to market movements, exchanges or redemptions. The Funds will notify affected shareholders in writing prior to any mandatory conversion.

Important transaction information

Good Order. Purchase, redemption and exchange requests are not processed until received in good order by the Funds’ transfer agent at its processing center (or by another authorized Fund agent). “Good order” means actual receipt of the order along with all information and supporting legal documentation necessary to effect the transaction by the Funds’ transfer agent (or other authorized Fund agent). This information and documentation generally includes the Fund account number, the transaction amount (in dollars or shares), signatures of all account owners exactly as registered on the account and any other information or supporting documentation as the Funds, their transfer agent or other authorized Fund agent may require. With respect to purchase requests, “good order” also generally includes receipt of sufficient funds by the Funds’ transfer agent (or other authorized Fund agent) to effect the purchase. The Funds, their transfer agent or any other authorized Fund agent may, in their sole discretion, determine whether any particular transaction request is in good order and reserve the right to change or waive any good order requirement at any time.

Financial intermediaries or plan sponsors may have their own requirements for considering transaction requests to be in “good order.” If you hold your shares through a financial intermediary or plan sponsor, please contact them for their specific “good order” requirements.

Share Price. If the Funds’ transfer agent (or other authorized Fund agent) receives an order to purchase, redeem or exchange shares that is in good order anytime before close of regular trading on the NYSE (usually 4:00 p.m. Eastern Time), the transaction price will be the NAV per share for that day. If the Funds’ transfer agent (or other authorized Fund agent) receives an order to purchase, redeem or exchange shares that is in good order anytime after the NYSE closes, the transaction price will be the NAV per share calculated the next business day.

The Financial Intermediary or Benefit Plan through which you hold your shares may require you to communicate to it any purchase, redemption or exchange request by a specified deadline earlier than 4:00 p.m. Eastern Time in order to receive that day’s NAV per share as the transaction price.

Large Redemptions—Applicable to All Investors.   Please contact the Funds before attempting to redeem a large dollar amount of shares (including exchange requests since they include redemption transactions). Large redemptions of Fund shares may be detrimental to the Funds’ other shareholders because such

TIAA-CREF Lifestyle Funds  ■  Prospectus     81

transactions can adversely affect a portfolio manager’s ability to efficiently manage the Funds. By contacting the Funds before you attempt to redeem a large dollar amount, you may avoid in-kind payment of your request.

Taxpayer Identification Number. Regardless of whether you hold your Fund shares directly or through a Financial Intermediary, you must give the Funds your taxpayer identification number (which, for most individuals, is your Social Security number) and tell the Funds whether or not you are subject to backup withholding. If you do not furnish your taxpayer identification number, redemptions or exchanges of shares, as well as dividends and capital gains distributions, will be subject to backup tax withholding. In addition, if you hold Fund shares directly and do not furnish your taxpayer identification number, then your account application will be rejected and returned.

Changing Your Address. To change the address on an account, please send the Funds a written notification.

Medallion Signature Guarantee. For some transaction requests (for example, when you are redeeming shares within 30 days (for direct investors) or 14 days (for participants holding shares through a plan or account administered by TIAA-CREF) of changing your address, bank or bank account or adding certain new services to an existing account), the Funds may require a Medallion Signature Guarantee of each owner of record of an account. This requirement is designed to protect you and the Funds from fraud, and to comply with rules on stock transfers. A Medallion Signature Guarantee is a written endorsement from an eligible guarantor institution that the signature(s) on the written request is (are) valid. Certain commercial banks, trust companies, savings associations, credit unions and members of U.S. stock exchanges participate in the Medallion Signature Guarantee program. No other form of signature verification will be accepted. A notary public cannot provide a signature guarantee. For more information about when a Medallion Signature Guarantee may be required, please contact your Financial Intermediary or Benefit Plan.

Transferring Shares. For certain share classes, you can transfer ownership of your account to another person or organization that also qualifies to own the class of shares or change the name on your account by sending the Funds written instructions. Generally, each registered owner of the account must sign the request and provide Medallion Signature Guarantees. When you change the name on an account, shares in that account are transferred to a new account.

Limitations. Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require the Funds to block an account owner’s ability to make certain transactions and thereby refuse to accept a purchase order or any request for transfers or withdrawals, until instructions are received from the appropriate regulator. The Funds may also be required to provide additional information about you and your account to government regulators.

82     Prospectus  ■  TIAA-CREF Lifestyle Funds

Customer Complaints. Customer complaints may be directed to TIAA-CREF Funds, 730 Third Avenue, New York, NY 10017-3206, Mail Stop 730/07/01, Attention: Director, Distribution Operation Services.

TIAA-CREF Web Center and Telephone Transactions. The Funds are not liable for losses from unauthorized TIAA-CREF Web Center and telephone transactions so long as reasonable procedures designed to verify the identity of the person effecting the transaction are followed. The Funds require the use of personal identification numbers, codes and other procedures designed to reasonably confirm that instructions given through TIAA-CREF’s Web Center or by telephone are genuine. The Funds also tape record telephone instructions and provides written confirmations of such instructions. The Funds accept all telephone instructions that are reasonably believed to be genuine and accurate. However, you should verify the accuracy of your confirmation statements immediately after you receive them. The Funds may suspend or terminate Internet or telephone transaction facilities at any time, for any reason. If you do not want to be able to effect transactions over the telephone, call the Funds for instructions.

Market timing/excessive trading policy—applicable to all investors

There are shareholders who may try to profit from making transactions back and forth among the Funds and other funds in an effort to “time” the market. As money is shifted in and out of a Fund, the Fund may incur transaction costs, including, among other things, expenses for buying and selling securities. These costs are borne by all Fund shareholders, including long-term investors who do not generate these costs. In addition, market timing can interfere with efficient portfolio management and cause dilution, if timers are able to take advantage of pricing inefficiencies. Consequently, the Funds are not appropriate for such market timing and you should not invest in the Funds if you want to engage in market timing activity.

The Board of Trustees has adopted policies and procedures to discourage this market timing activity. Under these policies and procedures, if, within a 60 calendar day period, a shareholder redeems or exchanges any monies out of a Fund, subsequently purchases or exchanges any monies back into the same Fund and then redeems or exchanges any monies out of that Fund, the shareholder will not be permitted to transfer back into the Fund through a purchase or exchange for 90 calendar days.

These market timing policies and procedures will not be applied to certain types of transactions like reinvestments of dividends and capital gains distributions, systematic withdrawals, systematic purchases, automatic rebalancings, death and hardship withdrawals, certain transactions made within a retirement or employee benefit plan, such as contributions, mandatory distributions, loans and plan sponsor-initiated transactions, and other types of transactions specified by the Funds. In addition, the market timing policies and

TIAA-CREF Lifestyle Funds  ■  Prospectus     83

procedures will not apply to certain tuition (529) programs, funds of funds, wrap programs, asset allocation programs and other similar programs that are approved by the Funds. A Fund may also waive the market timing policies and procedures when it is believed that such waiver is in a Fund’s best interests, including but not limited to when it is determined that enforcement of these policies and procedures is not necessary to protect the Fund from the effects of short-term trading.

The Funds also reserve the right to reject any purchase or exchange request, including when it is believed that a request would be disruptive to a Fund’s efficient portfolio management. The Funds also may suspend or terminate your ability to transact by telephone, fax or Internet for any reason, including the prevention of market timing. A purchase or exchange request could be rejected or electronic trading privileges could be suspended because of the timing or amount of the investment or because of a history of excessive trading by the investor. Because the Funds have discretion in applying this policy, it is possible that similar transaction activity could be handled differently because of the surrounding circumstances.

Each Fund’s portfolio securities are fair valued, as necessary (most frequently with respect to international holdings), to help ensure that a portfolio security’s true value is reflected in the Fund’s NAV, thereby minimizing any potential stale price arbitrage.

The Funds seek to apply their specifically defined market timing policies and procedures uniformly to all shareholders, and not to make exceptions with respect to these policies and procedures (beyond the exemptions noted above). The Funds make reasonable efforts to apply these policies and procedures to shareholders who own shares through omnibus accounts. However, an intermediary’s omnibus accounts, by their nature, do not initially identify their individual investors to the Funds, thereby making it more difficult for the Funds to identify market timing activity by such individual investors. At times, the Funds may agree to defer to an intermediary’s market timing policy if the Funds believe that the intermediary’s policy provides comparable protection of Fund shareholders’ interests. The Funds have the right to modify their market timing policies and procedures at any time without advance notice. These efforts may include requesting transaction data from intermediaries from time to time to verify whether a Fund’s policies are being followed and/or to instruct intermediaries to take action against shareholders who have violated a Fund’s market timing policies.

The Funds are not appropriate for market timing activity. You should not invest in the Funds if you want to engage in market timing activity.

Shareholders seeking to engage in market timing may deploy a variety of strategies to avoid detection, and, despite efforts to discourage market timing, there is no guarantee that the Funds or their agents will be able to identify such shareholders or curtail their trading practices.

84     Prospectus  ■  TIAA-CREF Lifestyle Funds

If you invest in the Funds through an intermediary, including through a retirement or employee benefit plan, you may be subject to additional market timing or excessive trading policies implemented by the intermediary or plan. Please contact your intermediary or plan sponsor for more details.

Electronic prospectuses

If you received this Prospectus electronically and would like a paper copy, please contact the Funds and one will be sent to you.

Additional information about index providers

The Russell 3000® Indexes are a trademark/service mark of the Russell Investment Group. The Russell Investment Group is the owner of the copyrights relating to the Russell Indexes and is the source and owner of the data contained or reflected in the performance values relating to the Russell Indexes. The Funds are not promoted by, nor in any way affiliated with, the Russell Investment Group. The Russell Investment Group is not responsible for and has not reviewed the Funds nor any associated literature or publications and the Russell Investment Group makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

Russell’s publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based. russell makes no representation, warranty or guarantee as to the accuracy, completeness, reliability or otherwise of the russell indexes or any data included in the russell indexes. russell makes no representation, warranty or guarantee regarding the use or the results of use of the russell indexes or any data included therein, or any securities (or combination thereof) comprising the russell indexes. russell makes no other express or implied warranty, and expressly disclaims any warranty, of any kind, including without limitation, any warranty of merchantability or fitness for a particular purpose with respect to the russell index(es) or any data or any security (or combination thereof) included therein.

The Funds are not sponsored, endorsed, sold or promoted by MSCI Inc. (“MSCI”), any of its affiliates, any of its information providers or any other third party involved in, or related to, compiling, computing or creating any MSCI index (collectively, the “MSCI parties”). The MSCI indexes are the exclusive property of MSCI. MSCI and the MSCI index names are service mark(s) of MSCI or its affiliates and have been licensed for use for certain purposes by Advisors. None of the MSCI parties makes any representation or warranty, express or implied, to

TIAA-CREF Lifestyle Funds  ■  Prospectus     85

the issuer or owners of a fund or any other person or entity regarding the advisability of investing in funds generally or in these Funds particularly or the ability of any MSCI index to track corresponding stock market performance. MSCI or its affiliates are the licensors of certain trademarks, service marks and trade names and of the MSCI indexes which are determined, composed and calculated by MSCI without regard to the Funds or the issuer or owners of a Fund or any other person or entity. None of the MSCI parties has any obligation to take the needs of the issuer or owners of the Funds or any other person or entity into consideration in determining, composing or calculating the MSCI indexes. None of the MSCI parties is responsible for or has participated in the determination of the timing of, prices at, or quantities of the Funds to be issued or in the determination or calculation of the equation by or the consideration into which a fund is redeemable. Further, none of the MSCI parties has any obligation or liability to the issuer or owners of the Funds or any other person or entity in connection with the administration, marketing or offering of the Funds.

although msci shall obtain information for inclusion in or for use in the calculation of the msci indexes from sources that msci considers reliable, none of the msci parties warrants or guarantees the originality, accuracy and/or the completeness of any msci index or any data included therein. none of the msci parties makes any warranty, express or implied, as to results to be obtained by the issuer of the funds, owners of the funds, or any other person or entity, from the use of any msci index or any data included therein. none of the msci parties shall have any liability for any errors, omissions or interruptions of or in connection with any msci index or any data included therein. further, none of the msci parties makes any express or implied warranties of any kind, and the msci parties hereby expressly disclaim all warranties of merchantability and fitness for a particular purpose, with respect to each msci index and any data included therein. without limiting any of the foregoing, in no event shall any of the msci parties have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

No purchaser, seller or holder of this security, product or Fund, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote this security without first contacting MSCI to determine whether MSCI’s permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.

Glossary

Code: The Internal Revenue Code of 1986, as amended, including any applicable regulations and Revenue Rulings.

Duration: Duration is a measure of volatility in the price of a bond in response to a change in prevailing interest rates, with a longer duration indicating more volatility. It can be understood as the weighted average of the time to each

86     Prospectus  ■  TIAA-CREF Lifestyle Funds

coupon and principal payment of such a security. For an investment portfolio of fixed-income securities, duration is the weighted average of each security’s duration. For example, the price of a bond with a duration of two years will rise (fall) two percent for every one percent decrease (increase) in its interest rate.

Equity Investments: Primarily, common stock, preferred stock and securities convertible or exchangeable into common stock, including convertible debt securities, convertible preferred stock and warrants or rights to acquire common stock.

Fixed-Income or Fixed-Income Investments: Primarily, bonds and notes (such as corporate and government debt obligations), mortgage-backed securities, asset-backed securities, and structured securities that generally pay fixed or variable rates of interest; debt obligations issued at a discount from face value (i.e., that have an imputed rate of interest); non-interest-bearing debt securities (i.e., zero coupon bonds); and other non-equity securities that pay dividends.

Foreign Investments: Foreign investments may include securities of foreign issuers, securities or contracts traded or acquired in non-U.S. markets or on non-U.S. exchanges, or securities or contracts payable or denominated in non-U.S. currencies. Obligations issued by U.S. companies in non-U.S. currencies are not considered to be foreign investments.

Foreign Issuers: Foreign issuers generally include (1) companies whose securities are principally traded outside of the United States, (2) companies having their principal business operations outside of the United States,
(3) companies organized outside the United States, and (4) foreign governments and agencies or instrumentalities of foreign governments.

High-Yield Bond: A bond that has been rated lower than investment-grade by rating agencies or is deemed as such by Advisors and that generally pays a higher yield to compensate for its greater risk of default than an investment-grade bond.

Investment-Grade: A fixed-income security is investment-grade if it is rated in the four highest categories by a nationally recognized statistical rating organization (“NRSRO”) or an unrated security that Advisors determines is of comparable quality.

Short-Term Fixed-Income: Fixed-income securities with maturities from less than one year to five years.

U.S. Government Securities: Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

TIAA-CREF Lifestyle Funds  ■  Prospectus     87

Financial highlights

The Financial highlights table is intended to help you understand the financial performance of each class of shares of the Funds since commencement of operations. Certain information reflects financial results for a single share of the Fund. The total returns in the table show the rates that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions).

Please note that since the [Investor] Class of the Funds is newly-operational, no financial highlights information is available for it at this time, but information for the existing classes is reflected in the tables.

PricewaterhouseCoopers LLP serves as the Funds’ independent registered public accounting firm and has audited the financial statements of each of the Funds for each of the periods presented. Its report appears in the Funds’ Annual Report, which is available without charge upon request.

88     Prospectus  ■  TIAA-CREF Lifestyle Funds

Financial highlights

Lifestyle Income Fund

			Selected per share data
				Gain (loss) from investment operations
									Less distributions from
	For the period or year ended		Net asset value, beginning of period	Net investment income (loss)	[a]	Net realized & unrealized gain (loss) on total investments	[j]	Total gain (loss) from investment operations	Net investment income	Net realized gains
Institutional Class
	5/31/15		$ 11.00	$ 0.19		$ 0.17		$ 0.36	$ (0.24)	$ (0.08)
	5/31/14		10.76	0.19		0.38		0.57	(0.24)	(0.09)
	5/31/13		10.24	0.20		0.60		0.80	(0.26)	(0.02)
	5/31/12	‡	10.00	0.09		0.21		0.30	(0.06)	—

Premier Class
	5/31/15		11.00	0.17		0.18		0.35	(0.23)	(0.08)
	5/31/14		10.76	0.18		0.38		0.56	(0.23)	(0.09)
	5/31/13		10.24	0.18		0.60		0.78	(0.24)	(0.02)
	5/31/12	‡	10.00	0.08		0.21		0.29	(0.05)	—

Retirement Class
	5/31/15		11.00	0.16		0.18		0.34	(0.22)	(0.08)
	5/31/14		10.76	0.16		0.39		0.55	(0.22)	(0.09)
	5/31/13		10.24	0.18		0.59		0.77	(0.23)	(0.02)
	5/31/12	‡	10.00	0.08		0.21		0.29	(0.05)	—

Retail Class
	5/31/15		11.00	0.16		0.17		0.33	(0.21)	(0.08)
	5/31/14		10.76	0.16		0.39		0.55	(0.22)	(0.09)
	5/31/13		10.23	0.17		0.60		0.77	(0.22)	(0.02)
	5/31/12	‡	10.00	0.07		0.20		0.27	(0.04)	—

[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[e]	The Fund’s expenses do not include the expenses of the Underlying Funds.
[j]	Short-term capital gains distributions are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
‡	The Fund commenced operations on December 9, 2011.

TIAA-CREF Lifestyle Funds  ■  Prospectus     89

 (continued)

				Ratios and supplemental data

					Ratios to average net assets
Total dividends and distributions	Net asset value, end of period	Total return		Net assets at end of period (in thousands)	Gross expenses	[e]	Net expenses	[e]	Net investment income (loss)		Portfolio turnover rate

$ (0.32)	$11.04	3.34%		$1,923	0.35%		0.10%		1.69%		13%
(0.33)	11.00	5.47		1,712	0.52		0.10		1.75		16
(0.28)	10.76	7.86		1,444	0.82		0.10		1.88		21
(0.06)	10.24	2.95	[b]	1,030	2.98	[c]	0.10	[c]	1.81	[c]	3	[b]

(0.31)	11.04	3.18		1,217	0.50		0.25		1.54		13
(0.32)	11.00	5.32		1,167	0.67		0.25		1.62		16
(0.26)	10.76	7.71		1,352	0.96		0.25		1.74		21
(0.05)	10.24	2.91	[b]	1,065	3.13	[c]	0.25	[c]	1.66	[c]	3	[b]

(0.30)	11.04	3.09		15,469	0.59		0.35		1.46		13
(0.31)	11.00	5.23		10,981	0.76		0.35		1.51		16
(0.25)	10.76	7.56		6,840	1.05		0.35		1.65		21
(0.05)	10.24	2.88	[b]	4,127	2.83	[c]	0.35	[c]	1.56	[c]	3	[b]

(0.29)	11.04	3.06		36,946	0.62		0.38		1.43		13
(0.31)	11.00	5.20		26,218	0.79		0.38		1.48		16
(0.24)	10.76	7.63		13,670	1.08		0.38		1.61		21
(0.04)	10.23	2.73	[b]	4,979	2.82	[c]	0.48	[c]	1.43	[c]	3	[b]

90     Prospectus  ■  TIAA-CREF Lifestyle Funds

Financial highlights

Lifestyle Conservative Fund

			Selected per share data
				Gain (loss) from investment operations
									Less distributions from
	For the period or year ended		Net asset value, beginning of period	Net investment income (loss)	[a]	Net realized & unrealized gain (loss) on total investments	[j]	Total gain (loss) from investment operations	Net investment income	Net realized gains
Institutional Class
	5/31/15		$ 11.95	$ 0.20		$ 0.40		$ 0.60	$ (0.31)	$ (0.11)
	5/31/14		11.36	0.19		0.79		0.98	(0.30)	(0.09)
	5/31/13		10.29	0.21		1.12		1.33	(0.25)	(0.01)
	5/31/12	‡	10.00	0.08		0.26		0.34	(0.05)	—

Premier Class
	5/31/15		11.95	0.19		0.38		0.57	(0.29)	(0.11)
	5/31/14		11.36	0.20		0.76		0.96	(0.28)	(0.09)
	5/31/13		10.28	0.20		1.13		1.33	(0.24)	(0.01)
	5/31/12	‡	10.00	0.07		0.25		0.32	(0.04)	—

Retirement Class
	5/31/15		11.94	0.18		0.38		0.56	(0.28)	(0.11)
	5/31/14		11.35	0.17		0.79		0.96	(0.28)	(0.09)
	5/31/13		10.28	0.19		1.12		1.31	(0.23)	(0.01)
	5/31/12	‡	10.00	0.06		0.26		0.32	(0.04)	—

Retail Class
	5/31/15		11.94	0.17		0.39		0.56	(0.28)	(0.11)
	5/31/14		11.35	0.17		0.78		0.95	(0.27)	(0.09)
	5/31/13		10.28	0.18		1.13		1.31	(0.23)	(0.01)
	5/31/12	‡	10.00	0.06		0.26		0.32	(0.04)	—

[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[e]	The Fund’s expenses do not include the expenses of the Underlying Funds.
[j]	Short-term capital gains distributions are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
‡	The Fund commenced operations on December 9, 2011.

TIAA-CREF Lifestyle Funds  ■  Prospectus     91

 (continued)

				Ratios and supplemental data

					Ratios to average net assets
Total dividends and distributions	Net asset value, end of period	Total return		Net assets at end of period (in thousands)	Gross expenses	[e]	Net expenses	[e]	Net investment income (loss)		Portfolio turnover rate

$ (0.42)	$12.13	5.13%		$4,021	0.25%		0.10%		1.70%		13%
(0.39)	11.95	8.82		3,103	0.37		0.10		1.66		9
(0.26)	11.36	13.12		1,520	0.70		0.10		1.94		24
(0.05)	10.29	3.38	[b]	1,033	2.81	[c]	0.10	[c]	1.54	[c]	17	[b]

(0.40)	12.12	4.88		1,341	0.41		0.25		1.57		13
(0.37)	11.95	8.66		1,268	0.52		0.25		1.69		9
(0.25)	11.36	13.07		1,768	0.83		0.25		1.83		24
(0.04)	10.28	3.23	[b]	1,505	2.90	[c]	0.25	[c]	1.39	[c]	17	[b]

(0.39)	12.11	4.79		22,852	0.50		0.35		1.47		13
(0.37)	11.94	8.59		18,039	0.61		0.35		1.49		9
(0.24)	11.35	12.87		9,012	0.92		0.35		1.70		24
(0.04)	10.28	3.20	[b]	4,189	2.66	[c]	0.35	[c]	1.29	[c]	17	[b]

(0.39)	12.11	4.77		86,146	0.52		0.38		1.45		13
(0.36)	11.94	8.55		56,057	0.64		0.39		1.45		9
(0.24)	11.35	12.86		21,456	0.96		0.38		1.64		24
(0.04)	10.28	3.16	[b]	5,624	2.65	[c]	0.47	[c]	1.18	[c]	17	[b]

92     Prospectus  ■  TIAA-CREF Lifestyle Funds

Financial highlights

Lifestyle Moderate Fund

			Selected per share data
				Gain (loss) from investment operations
									Less distributions from
	For the period or year ended		Net asset value, beginning of period	Net investment income (loss)	[a]	Net realized & unrealized gain (loss) on total investments	[j]	Total gain (loss) from investment operations	Net investment income	Net realized gains
Institutional Class
	5/31/15		$ 12.93	$ 0.23		$ 0.63		$ 0.86	$ (0.38)	$ (0.16)
	5/31/14		11.96	0.21		1.23		1.44	(0.37)	(0.10)
	5/31/13		10.33	0.23		1.67		1.90	(0.26)	(0.01)
	5/31/12	‡	10.00	0.06		0.31		0.37	(0.04)	—

Premier Class
	5/31/15		12.93	0.21		0.63		0.84	(0.36)	(0.16)
	5/31/14		11.95	0.20		1.24		1.44	(0.36)	(0.10)
	5/31/13		10.33	0.21		1.67		1.88	(0.25)	(0.01)
	5/31/12	‡	10.00	0.06		0.31		0.37	(0.04)	—

Retirement Class
	5/31/15		12.92	0.20		0.63		0.83	(0.35)	(0.16)
	5/31/14		11.95	0.18		1.24		1.42	(0.35)	(0.10)
	5/31/13		10.32	0.19		1.69		1.88	(0.24)	(0.01)
	5/31/12	‡	10.00	0.05		0.30		0.35	(0.03)	—

Retail Class
	5/31/15		12.92	0.19		0.63		0.82	(0.35)	(0.16)
	5/31/14		11.95	0.18		1.23		1.41	(0.34)	(0.10)
	5/31/13		10.32	0.19		1.68		1.87	(0.23)	(0.01)
	5/31/12	‡	10.00	0.05		0.30		0.35	(0.03)	—

[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[e]	The Fund’s expenses do not include the expenses of the Underlying Funds.
[j]	Short-term capital gains distributions are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
‡	The Fund commenced operations on December 9, 2011.

TIAA-CREF Lifestyle Funds  ■  Prospectus     93

 (continued)

				Ratios and supplemental data

					Ratios to average net assets
Total dividends and distributions	Net asset value, end of period	Total return		Net assets at end of period (in thousands)	Gross expenses	[e]	Net expenses	[e]	Net investment income (loss)		Portfolio turnover rate

$ (0.54)	$13.25	6.81%		$2,670	0.23%		0.10%		1.78%		13%
(0.47)	12.93	12.29		2,506	0.33		0.10		1.67		17
(0.27)	11.96	18.60		1,419	0.69		0.10		2.04		34
(0.04)	10.33	3.69	[b]	1,037	2.77	[c]	0.10	[c]	1.28	[c]	11	[b]

(0.52)	13.25	6.65		1,468	0.38		0.25		1.59		13
(0.46)	12.93	12.22		1,376	0.47		0.25		1.62		17
(0.26)	11.95	18.33		1,256	0.83		0.25		1.90		34
(0.04)	10.33	3.65	[b]	1,036	2.92	[c]	0.25	[c]	1.13	[c]	11	[b]

(0.51)	13.24	6.56		39,886	0.47		0.35		1.52		13
(0.45)	12.92	12.06		32,655	0.57		0.35		1.49		17
(0.25)	11.95	18.35		12,300	0.92		0.35		1.72		34
(0.03)	10.32	3.52	[b]	4,244	2.63	[c]	0.35	[c]	1.03	[c]	11	[b]

(0.51)	13.23	6.46		107,332	0.50		0.38		1.48		13
(0.44)	12.92	12.01		65,598	0.61		0.39		1.43		17
(0.24)	11.95	18.31		21,809	0.97		0.39		1.67		34
(0.03)	10.32	3.48	[b]	6,648	2.60	[c]	0.46	[c]	0.92	[c]	11	[b]

94     Prospectus  ■  TIAA-CREF Lifestyle Funds

Financial highlights

Lifestyle Growth Fund

			Selected per share data
				Gain (loss) from investment operations
									Less distributions from
	For the period or year ended		Net asset value, beginning of period	Net investment income (loss)	[a]	Net realized & unrealized gain (loss) on total investments	[j]	Total gain (loss) from investment operations	Net investment income	Net realized gains
Institutional Class
	5/31/15		$ 13.75	$ 0.20		$ 0.86		$ 1.06	$ (0.38)	$ (0.24)
	5/31/14		12.50	0.18		1.71		1.89	(0.42)	(0.22)
	5/31/13		10.32	0.21		2.20		2.41	(0.22)	(0.01)
	5/31/12	‡	10.00	0.03		0.29		0.32	(0.00)[d]	—

Premier Class
	5/31/15		13.74	0.18		0.86		1.04	(0.36)	(0.24)
	5/31/14		12.50	0.17		1.68		1.85	(0.39)	(0.22)
	5/31/13		10.32	0.18		2.22		2.40	(0.21)	(0.01)
	5/31/12	‡	10.00	0.02		0.30		0.32	(0.00)[d]	—

Retirement Class
	5/31/15		13.72	0.17		0.85		1.02	(0.35)	(0.24)
	5/31/14		12.49	0.15		1.69		1.84	(0.39)	(0.22)
	5/31/13		10.31	0.16		2.23		2.39	(0.20)	(0.01)
	5/31/12	‡	10.00	0.02		0.29		0.31	(0.00)[d]	—

Retail Class
	5/31/15		13.70	0.16		0.86		1.02	(0.35)	(0.24)
	5/31/14		12.48	0.14		1.69		1.83	(0.39)	(0.22)
	5/31/13		10.31	0.16		2.22		2.38	(0.20)	(0.01)
	5/31/12	‡	10.00	0.01		0.30		0.31	(0.00)[d]	—

[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[d]	Amount represents less than $0.01 per share.
[e]	The Fund’s expenses do not include the expenses of the Underlying Funds.
[j]	Short-term capital gains distributions are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
‡	The Fund commenced operations on December 9, 2011.

TIAA-CREF Lifestyle Funds  ■  Prospectus     95

 (continued)

				Ratios and supplemental data

					Ratios to average net assets
Total dividends and distributions	Net asset value, end of period	Total return		Net assets at end of period (in thousands)	Gross expenses	[e]	Net expenses	[e]	Net investment income (loss)		Portfolio turnover rate

$ (0.62)	$14.19	7.92%		$2,083	0.31%		0.10%		1.47%		14%
(0.64)	13.75	15.28		1,783	0.47		0.10		1.37		16
(0.23)	12.50	23.63		1,420	0.77		0.10		1.80		30
(0.00)[d]	10.32	3.24	[b]	1,033	2.77	[c]	0.10	[c]	0.64	[c]	7	[b]

(0.60)	14.18	7.77		1,585	0.46		0.25		1.31		14
(0.61)	13.74	15.01		1,465	0.62		0.25		1.28		16
(0.22)	12.50	23.46		1,580	0.91		0.25		1.55		30
(0.00)[d]	10.32	3.23	[b]	1,065	2.92	[c]	0.25	[c]	0.49	[c]	7	[b]

(0.59)	14.15	7.62		24,527	0.55		0.35		1.20		14
(0.61)	13.72	14.91		16,575	0.71		0.35		1.14		16
(0.21)	12.49	23.39		10,027	1.00		0.35		1.41		30
(0.00)[d]	10.31	3.13	[b]	4,203	2.63	[c]	0.35	[c]	0.39	[c]	7	[b]

(0.59)	14.13	7.61		50,390	0.59		0.39		1.18		14
(0.61)	13.70	14.81		30,360	0.76		0.41		1.07		16
(0.21)	12.48	23.26		12,800	1.06		0.40		1.40		30
(0.00)[d]	10.31	3.12	[b]	5,249	2.63	[c]	0.48	[c]	0.27	[c]	7	[b]

96     Prospectus  ■  TIAA-CREF Lifestyle Funds

Financial highlights

Lifestyle Aggressive Growth Fund

			Selected per share data
				Gain (loss) from investment operations
								Less distributions from
	For the period or year ended		Net asset value, beginning of period	Net investment income (loss) [a]	Net realized & unrealized gain (loss) on total investments	[j]	Total gain (loss) from investment operations	Net investment income	Net realized gains
Institutional Class
	5/31/15		$ 14.60	$ 0.17	$ 1.12		$ 1.29	$ (0.40)	$ (0.35)
	5/31/14		13.01	0.13	2.23		2.36	(0.48)	(0.29)
	5/31/13		10.29	0.17	2.74		2.91	(0.18)	(0.01)
	5/31/12	‡	10.00	0.00 [d]	0.29		0.29	—	—

Premier Class
	5/31/15		14.59	0.15	1.11		1.26	(0.38)	(0.35)
	5/31/14		13.00	0.15	2.18		2.33	(0.45)	(0.29)
	5/31/13		10.28	0.15	2.75		2.90	(0.17)	(0.01)
	5/31/12	‡	10.00	(0.01)	0.29		0.28	—	—

Retirement Class
	5/31/15		14.56	0.13	1.12		1.25	(0.36)	(0.35)
	5/31/14		12.99	0.11	2.20		2.31	(0.45)	(0.29)
	5/31/13		10.28	0.12	2.76		2.88	(0.16)	(0.01)
	5/31/12	‡	10.00	(0.01)	0.29		0.28	—	—

Retail Class
	5/31/15		14.55	0.13	1.10		1.23	(0.35)	(0.35)
	5/31/14		12.99	0.10	2.19		2.29	(0.44)	(0.29)
	5/31/13		10.27	0.13	2.75		2.88	(0.15)	(0.01)
	5/31/12	‡	10.00	(0.02)	0.29		0.27	—	—

[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[d]	Amount represents less than $0.01 per share.
[e]	The Fund’s expenses do not include the expenses of the Underlying Funds.
[j]	Short-term capital gains distributions are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
‡	The Fund commenced operations on December 9, 2011.

TIAA-CREF Lifestyle Funds  ■  Prospectus     97

 (concluded)

				Ratios and supplemental data

					Ratios to average net assets
Total dividends and distributions	Net asset value, end of period	Total return		Net assets at end of period (in thousands)	Gross expenses	[e]	Net expenses	[e]	Net investment income (loss)	Portfolio turnover rate

$ (0.75)	$15.14	9.13%		$3,094	0.35%		0.10%		1.18%	14%
(0.77)	14.60	18.34		2,570	0.49		0.10		0.91	24
(0.19)	13.01	28.51		1,514	0.82		0.10		1.48	29
—	10.29	2.90	[b]	1,029	2.79	[c]	0.10	[c]	0.01 [c]	2	[b]

(0.73)	15.12	8.92		1,699	0.50		0.25		1.01	14
(0.74)	14.59	18.16		1,559	0.64		0.25		1.09	24
(0.18)	13.00	28.36		1,543	0.95		0.25		1.28	29
—	10.28	2.80	[b]	1,038	2.94	[c]	0.25	[c]	(0.14)[c]	2	[b]

(0.71)	15.10	8.89		21,900	0.59		0.35		0.89	14
(0.74)	14.56	18.00		19,483	0.73		0.35		0.77	24
(0.17)	12.99	28.19		10,585	1.05		0.35		1.04	29
—	10.28	2.80	[b]	4,224	2.65	[c]	0.35	[c]	(0.24)[c]	2	[b]

(0.70)	15.08	8.79		28,349	0.66		0.42		0.87	14
(0.73)	14.55	17.86		21,100	0.82		0.44		0.71	24
(0.16)	12.99	28.21		10,109	1.12		0.42		1.09	29
—	10.27	2.70	[b]	5,039	2.66	[c]	0.49	[c]	(0.37)[c]	2	[b]

98     Prospectus  ■  TIAA-CREF Lifestyle Funds

[This page intentionally left blank.]

For more information about TIAA-CREF Funds

Statement of Additional Information (“SAI”). The Funds’ SAI contains more information about certain aspects of the Funds. A current SAI has been filed with the SEC and is incorporated into this Prospectus by reference. This means that the Funds’ SAI is legally a part of the Prospectus.

Annual and Semiannual Reports. The Funds’ annual and semiannual reports provide additional information about the Funds’ investments. In the Funds’ annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the preceding fiscal year. The audited financial statements in the Funds’ annual shareholder report dated May 31, 2015 are also incorporated into this Prospectus by reference.

Requesting documents. You can request a copy of the Funds’ SAI or these reports without charge, or contact the Funds for any other purpose, in any of the following ways:

By telephone:

Call 877 518-9161

In writing:

TIAA-CREF Funds
P.O. Box 1259
Charlotte, NC 28201

Over the Internet:

www.tiaa-cref.org

Information about the Trust (including the Funds’ SAI) can be reviewed and copied at the SEC’s public reference room (202 551-8090) in Washington, DC. The reports and other information are also available through the EDGAR Database on the SEC’s Internet website at www.sec.gov. Copies of the information can also be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, DC 20549.

To lower costs and eliminate duplicate documents sent to your home, the Funds may mail only one copy of the Funds’ Prospectus, prospectus supplements, annual and semiannual reports, or any other required documents, to your household, even if more than one shareholder lives there. If you would prefer to continue receiving your own copy of any of these documents, you may call the Funds toll-free or write to the Funds as follows:

By telephone:

Call 877 518-9161

In writing:

TIAA-CREF Funds
P.O. Box 1259
Charlotte, NC 28201

Important information about procedures for opening a new account

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions, including the Funds, to obtain, verify and record information that identifies each person who opens an account.

What this means for you: When you open an account, the Funds will ask for your name, address, date of birth, Social Security number and other information that will allow the Funds to identify you, such as your home telephone number. Until you provide the Funds with the information they need, the Funds may not be able to open an account or effect any transactions for you.

1940 Act File No. 811-9301	A_____ (_/15)

Statement of Additional Information

TIAA-CREF Funds

[DECEMBER __,2015] (with respect to the [Investor] Class of each Fund listed below)
JULY 31, 2015, AS SUPPLEMENTED [DECEMBER __, 2015] (with respect to the Social Choice International Equity, Social Choice Low Carbon Equity, Real Estate Securities and Fixed-Income Funds, other than the Emerging Markets Debt Fund)
MARCH 1, 2015, AS SUPPLEMENTED JULY 31 AND [DECEMBER __], 2015 (with respect to all other Equity Funds and the Emerging Markets Debt Fund)

Tickers by Class
	Retail	Retirement	Premier	[Investor]	Institutional
Equity Funds
Emerging Markets Equity Fund	TEMRX	TEMSX	TEMPX	[_____]	TEMLX
Emerging Markets Equity Index Fund	TEQKX	TEQSX	TEQPX	[_____]	TEQLX
Enhanced International Equity Index Fund	—	—	—	[_____]	TFIIX
Enhanced Large-Cap Growth Index Fund	—	—	—	[_____]	TLIIX
Enhanced Large-Cap Value Index Fund	—	—	—	[_____]	TEVIX
Equity Index Fund	TINRX	TIQRX	TCEPX	[_____]	TIEIX
Global Natural Resources Fund	TNRLX	TNRRX	TNRPX	[_____]	TNRIX
Growth & Income Fund	TIIRX	TRGIX	TRPGX	[_____]	TIGRX
International Equity Fund	TIERX	TRERX	TREPX	[_____]	TIIEX
International Equity Index Fund	—	TRIEX	TRIPX	[_____]	TCIEX
International Opportunities Fund	TIOSX	TIOTX	TIOPX	[_____]	TIOIX
Large-Cap Growth Fund	TIRTX	TILRX	TILPX	[_____]	TILGX
Large-Cap Growth Index Fund	—	TRIRX	—	[_____]	TILIX
Large-Cap Value Fund	TCLCX	TRLCX	TRCPX	[_____]	TRLIX
Large-Cap Value Index Fund	—	TRCVX	—	[_____]	TILVX
Mid-Cap Growth Fund	TCMGX	TRGMX	TRGPX	[_____]	TRPWX
Mid-Cap Value Fund	TCMVX	TRVRX	TRVPX	[_____]	TIMVX
Small-Cap Blend Index Fund	—	TRBIX	—	[_____]	TISBX
Small-Cap Equity Fund	TCSEX	TRSEX	TSRPX	[_____]	TISEX
Social Choice Equity Fund	TICRX	TRSCX	TRPSX	[_____]	TISCX
Social Choice International Equity Fund	TSORX	TSOEX	TSOPX	[_____]	TSONX
Social Choice Low Carbon Equity Fund	TLWCX	TEWCX	TPWCX	[_____]	TNWCX
S&P 500 Index Fund	—	TRSPX	—	[_____]	TISPX

Fixed-Income Funds
Bond Fund	TIORX	TIDRX	TIDPX	[_____]	TIBDX
Bond Index Fund	TBILX	TBIRX	TBIPX	[_____]	TBIIX
Bond Plus Fund	TCBPX	TCBRX	TBPPX	[_____]	TIBFX
High-Yield Fund	TIYRX	TIHRX	TIHPX	[_____]	TIHYX
Inflation-Linked Bond Fund	TCILX	TIKRX	TIKPX	[_____]	TIILX
Short-Term Bond Fund	TCTRX	TISRX	TSTPX	[_____]	TISIX
Short-Term Bond Index Fund	TRSHX	TESHX	TPSHX	[_____]	TNSHX
Social Choice Bond Fund	TSBRX	TSBBX	TSBPX	[_____]	TSBIX
Tax-Exempt Bond Fund	TIXRX	—	—	[_____]	TITIX
Emerging Markets Debt Fund	TEDLX	TEDTX	TEDPX	[_____]	TEDNX
Money Market Fund	TIRXX	TIEXX	TPPXX	[_____]	TCIXX

Real Estate Securities Fund
Real Estate Securities Fund	TCREX	TRRSX	TRRPX	[_____]	TIREX

This Statement of Additional Information (“SAI”) contains additional information that you should consider before investing in any of the above-listed series, which are investment portfolios or “Funds” of the TIAA-CREF Funds (the “Trust”). The SAI is not a prospectus, but is incorporated by reference into and made a part of each prospectus issued and filed by the above-referenced Funds on or after March 1, 2015 (each, a “Prospectus”). The SAI should be read carefully in conjunction with the Prospectuses. The Prospectuses may be obtained, without charge, by writing the Funds at TIAA-CREF Funds, 730 Third Avenue, New York, NY 10017–3206 or by calling 877 518–9161.

This SAI describes 35 Funds. Each Fund offers Institutional Class shares. Certain of the Funds also offer other share classes, such as Retail Class, Retirement Class, [Investor] Class and/or Premier Class shares.

Capitalized terms used, but not defined, herein have the same meaning as in the Prospectuses. The audited financial statements of the Trust for the Funds covered by this SAI for the fiscal periods ended October 31, 2014 (with respect to the Equity Funds and the Emerging Markets Debt Fund, other than the Social Choice

International Equity Fund and the Social Choice Low Carbon Equity Fund) and March 31, 2015 (with respect to the Fixed-Income Funds and the Real Estate Securities Fund, other than the Emerging Markets Debt Fund and the Short-Term Bond Index Fund), are incorporated into this SAI by reference to the TIAA-CREF Funds’ Annual Reports to shareholders dated October 31, 2014 and March 31, 2015. The Funds will furnish you, without charge, a copy of the Annual Reports on request by calling (877) 518-9161.

Investment objectives, policies and restrictions 4

Disclosure of portfolio holdings 28

Management of the Trust 30

Proxy voting policies 39

Principal holders of securities 40

Investment advisory and other services 40

Underwriter and other service providers 43

Personal trading policy 44

Information about the Funds’ portfolio management 44

About the Trust and the shares 49

Pricing of shares 55

Tax status 56

Brokerage allocation 62

Legal matters 67

Experts 67

Financial statements 67

Appendix A: TIAA-CREF policy statement on corporate governance 68

TIAA-CREF Funds  ■  Statement of Additional Information     3

Investment objectives, policies and restrictions

The following discussion of investment policies and restrictions supplements the Prospectus descriptions of the investment objective and principal investment strategies of the 35 Funds of the Trust described in this SAI.

Under the Investment Company Act of 1940, as amended (the “1940 Act”), any fundamental policy of a registered investment company may not be changed without the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of that series. However, except for the Tax-Exempt Bond Fund, the investment objective of each Fund as described in its Prospectus, and its non-fundamental investment restrictions as described in “Investment Policies” below, may be changed by the Board of Trustees of the Trust (the “Board of Trustees” or the “Board”) at any time without shareholder approval. The Trust is an open-end management investment company.

Each Fund, other than the Global Natural Resources Fund and the Emerging Markets Debt Fund, is classified as “diversified” within the meaning of the 1940 Act, as set forth in Restriction #8 below. Investment in a “non-diversified” fund, such as the Global Natural Resources Fund and the Emerging Markets Debt Fund, may involve greater risk than investment in a diversified fund because losses resulting from an investment in a single issuer may represent a larger portion of the total assets of a non-diversified fund. In addition, each Fund intends to meet the diversification requirements of Subchapter M of Chapter 1 of the Internal Revenue Code of 1986, as amended (the “Code”).

Unless otherwise noted, each of the following investment policies and risk considerations applies to each Fund.

Fundamental policies

Except as noted, the following restrictions are fundamental policies of each Fund:

1. The Fund will not issue senior securities except as permitted by law.

2. The Fund will not borrow money, except: (a) each Fund may purchase securities on margin, as described in Restriction #7 below; and (b) from banks (only in amounts not in excess of 33 1/3% of the market value of that Fund’s assets at the time of borrowing), and, from other sources, for temporary purposes (only in amounts not exceeding 5%, or such greater amount as may be permitted by law, of that Fund’s total assets taken at market value at the time of borrowing).

3. The Fund will not underwrite the securities of other companies, except to the extent that it may be deemed an underwriter in connection with the disposition of securities from its portfolio.

4. The Fund will not purchase real estate or mortgages directly.

5. The Fund (other than the Global Natural Resources Fund) will not purchase commodities or commodities contracts, except to the extent futures are purchased as described herein. The Global Natural Resources Fund will invest in commodities and commodities-related instruments as permitted under applicable securities, commodities and tax regulations.

6. The Fund will not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limit does not apply to repurchase agreements.

7. The Fund will not purchase any security on margin except that the Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities.

Restriction #8 is a fundamental policy of each Fund other than the Global Natural Resources Fund and the Emerging Markets Debt Fund:

8. The Fund will not, with respect to at least 75% of the value of its total assets, invest more than 5% of its total assets in the securities of any one issuer, other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or hold more than 10% of the outstanding voting securities of any one issuer.

Restrictions #9 and #10 are fundamental policies of the Tax-Exempt Bond Fund only:

9. The Fund may invest more than 25% of its assets in tax-exempt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or by any state or local government or a political subdivision of any of the foregoing; the Fund will not otherwise invest in any industry if after giving effect to that investment the Fund’s holding in that industry would exceed 25% of its total assets.

10. Under normal market conditions, the Fund will invest at least 80% of its assets in tax-exempt bonds, a type of municipal security, the interest on which is exempt from federal income tax, including federal alternative minimum tax.

11. The Fund (other than the Real Estate Securities and Global Natural Resources Funds) will not invest 25% or more of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry (excluding the U.S. Government or any of its agencies or instrumentalities). The Real Estate Securities Fund has a policy of investing more than 25% of its total assets in securities of issuers in the real estate sector. The Global Natural Resources Fund has a policy of investing more than 25% of its total assets in securities of issuers in the natural resources industry.

With the exception of percentage restrictions relating to borrowings, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in values of portfolio securities will not be considered a violation by the Fund.

4     Statement of Additional Information  ■  TIAA-CREF Funds

Investment policies

The following policies and restrictions are non-fundamental policies of each Fund. These restrictions may be changed by the Board without the approval of Fund shareholders.

Non-Equity Investments of the Equity and Real Estate Securities Funds. The Equity Funds and the Real Estate Securities Fund can, in addition to stocks, hold other types of securities with equity characteristics, such as convertible bonds, preferred stock, warrants and depository receipts or rights for such securities. Pending more permanent investments or to use cash balances effectively, these Funds may hold the same types of money market instruments as the Money Market Fund invests in (as described in its prospectus), as well as other short-term instruments. These other instruments are the same type of instruments the Money Market Fund may hold, but they have longer maturities than the instruments allowed in the Money Market Fund, or else do not meet the requirements for “First Tier Securities.”

When market conditions warrant, the Equity Funds and the Real Estate Securities Fund may invest directly in investment grade debt securities similar to those the Bond Fund may invest in. The Equity Funds and the Real Estate Securities Fund may also hold debt securities that they acquire because of mergers, recapitalizations or otherwise.

The Equity Funds and the Real Estate Securities Fund also may invest in options and futures, as well as newly developed financial instruments, such as equity swaps and equity-linked fixed-income securities, so long as these are consistent with their investment objectives and regulatory requirements.

These investments and other Fund investment strategies are discussed in detail below.

Temporary Defensive Positions. During periods when Teachers Advisors, Inc. (“Advisors”), the investment adviser for the Funds, believes there are unstable market, economic, political or currency conditions domestically or abroad, Advisors may assume, on behalf of a Fund, a temporary defensive posture and (1) without limitation, hold cash and/or invest in money market instruments, or (2) restrict the securities markets in which the Fund’s assets will be invested by investing those assets in securities markets deemed by Advisors to be conservative in light of the Fund’s investment objective and policies. Under normal circumstances, each Fund may invest a portion of its total assets in cash or money market instruments for cash management purposes, pending investment in accordance with the Fund’s investment objective and policies and to meet operating expenses. To the extent that a Fund holds cash or invests in money market instruments, it may not achieve its investment objective.

Credit Facility. Many of the Funds participate in an unsecured revolving credit facility for temporary or emergency purposes, including, without limitation, funding of shareholder redemptions that otherwise might require the untimely disposition of securities. Certain accounts or series of the College Retirement Equities Fund (“CREF”), TIAA-CREF Life Funds (“TCLF”) and TIAA Separate Account VA-1 (“VA-1”), as well as certain other series of the Trust, each of which is managed by Advisors or an affiliate of Advisors, also participate in this credit facility. An annual commitment fee for the credit facility is borne by the participating Funds. Interest associated with any borrowing under the facility will be charged to the borrowing Funds at rates that are based on a specified rate of interest.

If a Fund borrows money, it could leverage its portfolio by keeping securities it might otherwise have had to sell. Leveraging exposes a Fund to special risks, including greater fluctuations in net asset value in response to market changes.

Taxable Securities Purchased by the Tax-Exempt Bond Fund. Under normal conditions, the Tax-Exempt Bond Fund intends to invest only in securities that are tax-exempt for federal income tax purposes. However, the Fund may invest on a temporary basis in taxable securities. In that case, the investments would be limited to securities that the Fund determines to be high quality, such as those issued or guaranteed by the U.S. Government.

Instability in the financial markets during and after the 2008–09 financial downturn has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Most significantly, the U.S. Government has enacted a broad-reaching new regulatory framework over the financial services industry and consumer credit markets, the potential impact of which on the value of portfolio holdings of a Fund, the issuers thereof or Teachers Insurance and Annuity Association of America (“TIAA”) (or their affiliates) is unknown. Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of certain portfolio holdings of a Fund, the issuers thereof or TIAA (or their affiliates) in ways that are unforeseeable. Legislation or regulation may also change the way in which a Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of a Fund’s portfolio holdings. Furthermore, volatile financial markets can expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio holdings. Advisors will monitor developments and seek to manage each Fund in a manner consistent with achieving its investment objective, but there can be no assurance that Advisors will be successful in doing so.

The value of a Fund’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which a Fund invests. In the event of such a disturbance, issuers of securities

TIAA-CREF Funds  ■  Statement of Additional Information     5

held by a Fund may experience significant declines in the value of their assets and even cease operations, or may receive government assistance accompanied by increased restrictions on their business operations or other government intervention. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Illiquid Investments. The Board of Trustees has delegated responsibility to Advisors for determining the value and liquidity of investments held by each Fund. The Funds may invest up to 15% (5% in the case of the Money Market Fund) of their net assets (taken at current value) in investments that may not be readily marketable. Investments may be illiquid because of the absence of a trading market, making it difficult to value them or dispose of them promptly at an acceptable price. Investment in illiquid securities poses risks of potential delays in resale. Limitations on or delays in resale may have an adverse effect on the marketability of portfolio securities, and it may be difficult for the Funds to dispose of illiquid securities promptly or to sell such securities for their fair market value.

Lower-Quality Municipal Securities. Because the market for certain municipal securities is thin, the Tax-Exempt Bond Fund may encounter difficulties in disposing of lower-quality securities. At the Fund’s option, it may pursue litigation or other remedies in order to protect the Fund’s interests.

Municipal Market Disruption Risk. The value of municipal securities may be adversely affected by legal uncertainties regarding legislative proposals involving the taxation of municipal securities or rights of securities holders in the event of bankruptcy. From time to time, these uncertainties may affect the municipal securities market or certain parts thereof, having a significant impact on the prices of securities in the Tax-Exempt Bond Fund.

Restricted Securities. The Funds may invest in restricted securities. A restricted security is one that has a contractual restriction on resale or cannot be resold publicly until it is registered under the Securities Act of 1933, as amended (the “1933 Act”). From time to time, restricted securities can be considered illiquid. For example, they may be considered illiquid if they are not eligible for sale to qualified institutional purchasers in reliance upon Rule 144A under the 1933 Act. However, purchases by a Fund of securities of foreign issuers offered and sold outside the United States may be considered liquid even though they are restricted. The Board of Trustees has delegated responsibility to Advisors for determining the value and liquidity of restricted securities and other investments held by each Fund.

Preferred Stock. The Funds (other than the Money Market Fund) can invest in preferred stock consistent with their investment objectives. Preferred stock pays dividends at a specified rate and generally has preference over common stock in the payment of dividends and the liquidation of the issuer’s assets but is junior to the debt securities of the issuer in those same respects. Unlike interest payments on debt securities, dividends on preferred stock are generally payable at the discretion of the issuer’s board of directors, and shareholders may suffer a loss of value if dividends are not paid. Preferred shareholders generally have no legal recourse against the issuer if dividends are not paid. The market prices of preferred stocks are subject to changes in interest rates and are more sensitive to changes in the issuer’s creditworthiness than are the prices of debt securities. Under ordinary circumstances, preferred stock does not carry voting rights.

Options and Futures. Each of the Funds (other than the Money Market Fund) may engage in options (puts and calls) and futures strategies to the extent permitted by the Securities and Exchange Commission (“SEC”) and the Commodity Futures Trading Commission (“CFTC”). Advisors intends to use options and future contracts for a variety of purposes. These purposes include the following: (i) hedging; (ii) cash management; (iii) risk management; (iv) seeking to stay fully invested; (v) seeking to increase total return; (vi) seeking to reduce transaction costs; (vii) seeking to simulate an investment in equity or debt securities or other investments; (viii) seeking to add value by using derivatives to more efficiently implement portfolio positions when derivatives are favorably priced relative to equity or debt securities or other investments; and (ix) for other purposes.

Options and futures transactions may increase a Fund’s transaction costs and portfolio turnover rate and will be initiated only when consistent with the Fund’s investment objective.

Options. Options-related activities could include: (1) the sale of covered call option contracts and the purchase of call option contracts, including for the purpose of closing a purchase transaction; (2) buying covered put option contracts and selling put option contracts, including to close out a position acquired through the purchase of such options; and (3) selling call option contracts or buying put option contracts on groups of securities and on futures on groups of securities, and buying similar call option contracts or selling put option contracts, including to close out a position acquired through a sale of such options. This list of options-related activities is not intended to be exclusive, and the Funds may engage in other types of options transactions consistent with their investment objectives and policies and applicable law.

A call option is a short-term contract (generally for nine months or less) that gives the purchaser of the option the right but not the obligation to purchase the underlying security at a fixed exercise price at any time (American style) or at a set time (European style) prior to the expiration of the option regardless of the market price of the security during the option period. As consideration for the call option, the purchaser pays the seller a premium, which the seller retains whether or not the option is exercised. The seller of a call option has the obligation, upon the exercise of the option by the purchaser, to sell the underlying security at the exercise price. Selling a call option would benefit the seller if, over the option period, the underlying security declines in value or does not appreciate above the aggregate of the exercise price and the premium. However, the seller risks

6     Statement of Additional Information  ■  TIAA-CREF Funds

an “opportunity loss” of profits if the underlying security appreciates above the aggregate value of the exercise price and the premium.

A Fund may close out a position acquired through selling a call option by buying a call option on the same security with the same exercise price and expiration date as the call option that it had previously sold on that security. Depending on the premium for the call option purchased by a Fund, the Fund will realize a profit or loss on the transaction on that security.

A put option is a similar short-term contract that gives the purchaser of the option the right to sell the underlying security at a fixed exercise price at any time prior to the expiration of the option regardless of the market price of the security during the option period. As consideration for the put option, the purchaser pays the seller a premium, which the seller retains whether or not the option is exercised. The seller of a put option has the obligation, upon the exercise of the option by the purchaser, to purchase the underlying security at the exercise price. The buying of a covered put contract limits the downside exposure for the investment in the underlying security. The risk of purchasing a put is that the market price of the underlying stock prevailing on the expiration date may be above the option’s exercise price. In that case, the option would expire worthless and the entire premium would be lost.

A Fund may close out a position acquired through buying a put option by selling an identical put option on the same security with the same exercise price and expiration date as the put option that it had previously bought on the security. Depending on the premium for the put option purchased by a Fund, the Fund would realize a profit or loss on the transaction.

In addition to options (both calls and puts) on individual securities, there are also options on groups of securities, such as the options on the Standard & Poor’s 100 Index, which are traded on the Chicago Board Options Exchange. There are also options on the futures of groups of securities such as the Standard & Poor’s 500 Index and the New York Stock Exchange Composite Index. The selling of such calls can be used in anticipation of, or in, a general market or market sector decline that may adversely affect the market value of a Fund’s portfolio of securities. To the extent that a Fund’s portfolio of securities changes in value in correlation with a given stock index, the sale of call options on the futures of that index would substantially reduce the risk to the portfolio of a market decline, and, by so doing, provides an alternative to the liquidation of securities positions in the portfolio with resultant transaction costs. A risk in all options, particularly the relatively new options on groups of securities and on the futures on groups of securities, is a possible lack of liquidity. This will be a major consideration of Advisors before it deals in any option on behalf of a Fund.

There is another risk in connection with selling a call option on a group of securities or on the futures of groups of securities. This arises because of the imperfect correlation between movements in the price of the call option on a particular group of securities and the price of the underlying securities held in the portfolio. Unlike a covered call on an individual security, where a large movement on the upside for the call option will be offset by a similar move on the underlying stock, a move in the price of a call option on a group of securities may not be offset by a similar move in the price of securities held due to the difference in the composition of the particular group and the portfolio itself.

Futures. To the extent permitted by applicable regulatory authorities, the Funds may purchase and sell futures contracts on securities or other instruments, or on groups or indices of securities or other instruments. The Global Natural Resources Fund may also purchase and sell futures contracts on natural resources or other commodities. The purpose of hedging techniques using financial futures is to protect the principal value of the Fund against adverse changes in the market value of securities or instruments in its portfolio, and to obtain better returns on investments than available in the cash market. Since these are hedging techniques, the gains or losses on the futures contract normally will be offset by losses or gains, respectively, on the hedged investment. Futures contracts also may be offset prior to the future date by executing an opposite futures contract transaction.

A futures contract on an investment is a binding contractual commitment which, if held to maturity, generally will result in an obligation to make or accept delivery, during a particular future month, of the securities or instrument underlying the contract.

By purchasing a futures contract—assuming a “long” position—Advisors will legally obligate a Fund to accept the future delivery of the underlying security or instrument and pay the agreed price. By selling a futures contract—assuming a “short” position—Advisors will legally obligate a Fund to make the future delivery of the security or instrument against payment of the agreed price.

Positions taken in the futures markets are not normally held to maturity, but are instead liquidated through offsetting transactions that may result in a profit or a loss. While futures positions taken by a Fund usually will be liquidated in this manner, a Fund may instead make or take delivery of the underlying securities or instruments whenever it appears economically advantageous to a Fund to do so. A clearing corporation associated with the exchange on which futures are traded assumes responsibility for closing out positions and guarantees that the sale and purchase obligations will be performed with regard to all positions that remain open at the termination of the contract.

A stock index futures contract, unlike a contract on a specific security, does not provide for the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract’s expiration date, a final

TIAA-CREF Funds  ■  Statement of Additional Information     7

cash settlement occurs and the futures positions are closed out. Changes in the market value of a particular stock index futures contract reflect changes in the specified index of equity securities on which the future is based.

Stock index futures may be used to hedge the equity investments of the Funds with regard to market (systematic) risk (involving the market’s assessment of overall economic prospects), as distinguished from stock specific risk (involving the market’s evaluation of the merits of the issuer of a particular security). By establishing an appropriate “short” position in stock index futures, Advisors may seek to protect the value of a Funds’ securities portfolio against an overall decline in the market for equity securities. Alternatively, in anticipation of a generally rising market, Advisors can seek to avoid losing the benefit of apparently low current prices by establishing a “long” position in stock index futures and later liquidating that position as particular equity securities are in fact acquired. To the extent that these hedging strategies are successful, the Fund will be affected to a lesser degree by adverse overall market price movements, unrelated to the merits of specific portfolio equity securities, than would otherwise be the case.

Unlike the purchase or sale of a security, no price is paid or received by a Fund upon the purchase or sale of a futures contract. Initially, a Fund will be required to deposit in a segregated account with the broker (futures commission merchant) carrying the futures account on behalf of the Fund an amount of cash, U.S. Treasury securities, or other permissible assets equal to approximately 5% of the contract amount. This amount is known as “initial margin.” The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract that is returned to a Fund upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments to and from the broker, called “variation margin,” will be made on a daily basis as the price of the underlying stock index fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking to the market.”

For example, when a Fund has purchased a stock index futures contract and the price of the underlying stock index has risen, that position will have increased in value, and the Fund will receive from the broker a variation margin payment equal to that increase in value. Conversely, where a Fund has purchased a stock index futures contract and the price of the underlying stock index has declined, the position would be less valuable and the Fund would be required to make a variation margin payment to the broker. At any time prior to expiration of the futures contract, the Fund may elect to close the position by taking an opposite position that will operate to terminate the Fund’s position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain.

There are several risks in connection with the use of a futures contract as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and movements in the securities or instruments that are the subject of the hedge. Advisors, on behalf of a Fund, will attempt to reduce this risk by engaging in futures transactions, to the extent possible, where, in Advisors’ judgment, there is a significant correlation between changes in the prices of the futures contracts and the prices of the Fund’s portfolio securities or instruments sought to be hedged.

Successful use of futures contracts for hedging purposes also is subject to Advisors' ability to correctly predict movements in the direction of the market. For example, it is possible that where a Fund has sold futures to hedge its portfolio against declines in the market, the index on which the futures are written may advance and the values of securities or instruments held in the Fund’s portfolio may decline. If this occurred, the Fund would lose money on the futures and also experience a decline in value in its portfolio investments. However, Advisors believes that over time the value of a Fund’s portfolio will tend to move in the same direction as the market indices that are intended to correlate to the price movements of the portfolio securities or instruments sought to be hedged.

It also is possible that, for example, if a Fund has hedged against the possibility of a decline in the market adversely affecting stocks held in its portfolio and stock prices increased instead, the Fund will lose part or all of the benefit of increased value of those stocks that it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if a Fund has insufficient cash, it may have to sell securities or instruments to meet daily variation margin requirements. Such sales may be, but will not necessarily be, at increased prices that reflect the rising market. The Fund may have to sell securities or instruments at a time when it may be disadvantageous to do so.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures contracts and the portion of the portfolio being hedged, the prices of futures contracts may not correlate perfectly with movements in the underlying security or instrument due to certain market distortions. First, all transactions in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions that could distort the normal relationship between the index and futures markets. Second, the margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than the securities market does. Increased participation by speculators in the futures market also may cause temporary price distortions. Due to the possibility of price distortion in the futures market and also because of the imperfect correlation between movements in the futures contracts and the portion of the portfolio being hedged, even a correct forecast of general market trends by Advisors still may not result in a successful hedging transaction over a very short time period.

8     Statement of Additional Information  ■  TIAA-CREF Funds

The Funds (other than the Money Market Fund) may also use futures contracts and options on futures contracts to manage their cash flow more effectively. To the extent that a Fund enters into non-hedging positions, it will do so only in accordance with certain CFTC exemptive provisions that permit the Fund and/or Advisors to claim an exclusion from the definition of a “commodity pool operator” under the Commodity Exchange Act. The Funds and/or Advisors have claimed an exclusion from the definition of the terms “commodity pool operator” and “commodity pool” under the Commodity Exchange Act and the regulations thereunder and, therefore, are not currently subject to registration or regulation as commodity pool operators or pools.

Firm Commitment Agreements and Purchase of “When-Issued” Securities. The Funds can enter into firm commitment agreements for the purchase of securities on a specified future date. Thus, the Funds may purchase, for example, issues of fixed-income instruments on a “when issued” basis, whereby the payment obligation, or yield to maturity, or coupon rate on the instruments may not be fixed at the time of the transaction. In addition, the Funds may invest in asset-backed securities on a delayed delivery basis. This reduces a Fund’s risk of early repayment of principal, but exposes the Fund to some additional risk that the transaction will not be consummated.

When a Fund enters into a firm commitment agreement, liability for the purchase price—and the rights and risks of ownership of the securities—accrues to the Fund at the time it becomes obligated to purchase such securities, although delivery and payment occur at a later date. Accordingly, if the market price of the security should decline, the effect of the agreement would be to obligate the Fund to purchase the security at a price above the current market price on the date of delivery and payment. During the time the Fund is obligated to purchase such securities, it will be required to segregate assets. See “Segregated Accounts” below.

Debt instruments generally

A debt instrument held by a Fund will be affected by general changes in interest rates that will, in turn, result in increases or decreases in the market value of the instrument. The market value of non-convertible debt instruments (particularly fixed-income instruments) in a Fund’s portfolio can be expected to vary inversely to changes in prevailing interest rates. In periods of declining interest rates, the yield of a Fund holding a significant amount of debt instruments will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, the Fund’s yield will tend to be somewhat lower. In addition, when interest rates are falling, money received by such a Fund from the continuous sale of its shares will likely be invested in portfolio instruments producing lower yields than the balance of its portfolio, thereby reducing the Fund’s current yield. In periods of rising interest rates, the opposite result can be expected to occur. Interest rate risk is generally heightened during periods when prevailing interest rates are low or negative and during such periods, a Fund may not be able to maintain a positive yield or yields on par with historical levels.

Ratings as Investment Criteria. Nationally Recognized Statistical Ratings Organization (“NRSRO”) ratings represent the opinions of those organizations as to the quality of securities that they rate. Although these ratings, which are relative and subjective and are not absolute standards of quality, are used by Advisors as one of many criteria for the selection of portfolio securities on behalf of the Funds, Advisors also relies upon its own analysis to evaluate potential investments.

Subsequent to its purchase by a Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. These events will not require the sale of the securities by a Fund. However, Advisors will consider the event in its determination of whether the Fund should continue to hold the securities. To the extent that a NRSRO’s rating changes as a result of a change in the NRSRO or its rating system, Advisors will attempt to use comparable ratings as standards for the Funds’ investments in accordance with their investment objectives and policies.

The Money Market Fund utilizes short-term credit ratings of the following designated NRSROs to help determine whether a security is eligible for purchase by the Fund under applicable securities laws. The Board of Trustees has designated the following four NRSROs as the designated NRSROs of the Money Market Fund: (1) Moody’s Investors Service Inc. (“Moody’s”), (2) Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”), (3) Fitch Ratings, and (4) Dominion Bond Rating Service, Ltd.

Certain Investment-Grade Debt Obligations. Although obligations rated Baa by Moody’s or BBB by S&P are considered investment-grade, they may be viewed as being subject to greater risks than other investment-grade obligations. Obligations rated Baa by Moody’s are considered medium-grade obligations that lack outstanding investment characteristics and have speculative characteristics as well, while obligations rated BBB by S&P are regarded as having only an adequate capacity to pay principal and interest.

U.S. Government Debt Securities. Some of the Funds may invest in U.S. Government securities. These include: debt obligations of varying maturities issued by the U.S. Treasury or issued or guaranteed by the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association (“GNMA”), General Services Administration, any of the various institutions that previously were, or currently are, part of the Farm Credit System, including the National Bank for Cooperatives, the Farm Credit Banks and the Banks for Cooperatives, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation (“FHLMC”), Federal Intermediate Credit Banks, Federal Land Banks, Federal National Mortgage Association (“FNMA”), Maritime Administration, Tennessee Valley

TIAA-CREF Funds  ■  Statement of Additional Information     9

Authority and District of Columbia Armory Board. Direct obligations of the U.S. Treasury include a variety of securities that differ in their interest rates, maturities and issue dates. Certain of the foregoing U.S. Government securities are supported by the full faith and credit of the United States, whereas others are supported by the right of the agency or instrumentality to borrow an amount limited to a specific line of credit from the U.S. Treasury or by the discretionary authority of the U.S. Government or GNMA to purchase financial obligations of the agency or instrumentality. In contrast, certain of the foregoing U.S. Government securities are only supported by the credit of the issuing agency or instrumentality (e.g., GNMA). Because the U.S. Government is not obligated by law to support an agency or instrumentality that it sponsors, or such agency’s or instrumentality’s securities, a Fund only invests in U.S. Government securities when Advisors determines that the credit risk associated with the obligation is suitable for the Fund.

In September 2008, FNMA and FHLMC were placed under the conservatorship of the Federal Housing Finance Agency (“FHFA”). As the conservator, FHFA succeeded to all rights, titles, powers and privileges, as well as assets, of FNMA and FHLMC, although each of FNMA and FHLMC have continued to operate as going concerns while in conservatorship.

Although the U.S. Treasury Department subsequently announced several additional steps to enhance FNMA’s and FHLMC’s ability to meet their respective obligations, certain of these additional steps—a liquidity backstop and the mortgage-backed securities purchase program—expired in December 2009. In addition, under the Federal Housing Finance Regulatory Reform Act of 2008 (the “Reform Act”), FHFA has the power, as conservator or receiver, to repudiate any contract entered into by FNMA or FHLMC prior to FHFA’s appointment under certain conditions. Therefore, the uncertainty surrounding the guaranty obligations of FNMA and FHLMC with respect to mortgage-backed securities, combined with the broad power of the FHFA to potentially cancel these guaranty obligations, could adversely impact the value of certain FNMA- and FHLM-guaranteed mortgage-backed securities held by the Funds.

Risks of Lower-Rated, Lower-Quality Debt Instruments. Lower-rated debt securities (i.e., those rated Ba or lower by Moody’s or BB or lower by S&P) are sometimes referred to as “high-yield” or “junk” bonds. Each of the Funds (except for the Money Market Fund) may invest in lower-rated debt securities. In particular, under normal market conditions, the High-Yield Fund invests at least 80% of its net assets in below investment-grade securities. These securities are considered, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation and will generally involve more credit risk than securities in the higher-rated categories. Reliance on credit ratings entails greater risks with regard to lower-rated securities than it does with regard to higher-rated securities, and Advisors’ success is more dependent upon its own credit analysis with regard to lower-rated securities than is the case with regard to higher-rated securities. The market values of such securities tend to reflect individual corporate developments to a greater extent than do higher-rated securities, which react primarily to fluctuations in the general level of interest rates. Such lower-rated securities also tend to be more sensitive to economic conditions than are higher-rated securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, regarding lower-rated bonds may depress prices and liquidity for such securities. To the extent a Fund invests in these securities, factors adversely affecting the market value of lower-rated securities will adversely affect the Fund’s net asset value (“NAV”). In addition, a Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings.

A Fund may have difficulty disposing of certain lower-rated securities for which there is a thin trading market. Because not all dealers maintain markets in lower-rated securities, there is no established retail secondary market for many of these securities, and Advisors anticipates that they could be sold only to a limited number of dealers or institutional investors. To the extent there is a secondary trading market for lower-rated securities, it is generally not as liquid as that for higher-rated securities. The lack of a liquid secondary market for certain securities may make it more difficult for the Funds to obtain accurate market quotations for purposes of valuing their assets. Market quotations are generally available on many lower-rated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales. When market quotations are not readily available, lower-rated securities must be fair valued using procedures approved by the Board of Trustees. This valuation is more difficult and judgment plays a greater role in such valuation when there are less reliable objective data available.

Any debt instrument, no matter its initial rating, may, after purchase by a Fund, have its rating lowered due to the deterioration of the issuer’s financial position. Advisors may determine that an unrated security is of comparable quality to securities with a particular rating. Such unrated securities are treated as if they carried the rating of securities with which Advisors compares them.

Lower-rated debt securities may be issued by corporations in the growth stage of their development. They may also be issued in connection with a corporate reorganization or as part of a corporate takeover. Companies that issue such lower-rated securities are often highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risk associated with acquiring the securities of such issuers is greater than is the case with higher-rated securities. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-rated securities may experience financial stress. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer’s ability to service its debt obligations may also be adversely affected

10     Statement of Additional Information  ■  TIAA-CREF Funds

by specific corporate developments, the issuer’s inability to meet specific projected business forecasts or the unavailability of additional financing.

The risk of loss due to default by the issuer is significantly greater for the holders of lower-rated securities because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

It is possible that a major economic recession could adversely affect the market for lower-rated securities. Any such recession might severely affect the market for and the values of such securities, as well as the ability of the issuers of such securities to repay principal and pay interest thereon.

The Funds may acquire lower-rated securities that are sold without registration under the federal securities laws and therefore carry restrictions on resale. The Funds may incur special costs in disposing of such securities, but will generally incur no costs when the issuer is responsible for registering the securities.

The Funds may also acquire lower-rated securities during an initial underwriting. Such securities involve special risks because they are new issues. The Funds have no arrangement with any person concerning the acquisition of such securities, and Advisors will carefully review the credit and other characteristics pertinent to such new issues. A Fund may from time to time participate on committees formed by creditors to negotiate with the management of financially troubled issuers of securities held by the Fund. Such participation may subject the Fund to expenses such as legal fees and may make the Fund an “insider” of the issuer for purposes of the federal securities laws, and therefore may restrict the Fund’s ability to trade in or acquire additional positions in a particular security when it might otherwise desire to do so. Participation by the Fund on such committees also may expose the Fund to potential liabilities under the federal bankruptcy laws or other laws governing the rights of creditors and debtors. The Fund would participate on such committees only when Advisors believes that such participation is necessary or desirable to enforce the Fund’s rights as a creditor or to protect the value of securities held by the Fund.

Although most of the Funds can invest a percentage of their assets in lower-rated securities, the High-Yield Fund can invest up to 100% of its assets in debt instruments that are unrated or rated lower than the four highest rating categories assigned by Moody’s or S&P. Up to 20% of the High-Yield Fund’s assets may be invested in securities rated lower than B– or its equivalent by at least two rating agencies. Thus, the preceding information about lower-rated securities is especially applicable to the High-Yield Fund.

Corporate Debt Securities. A Fund may invest in corporate debt securities of U.S. and foreign issuers and/or hold its assets in these securities for cash management purposes. The investment return of corporate debt securities reflects interest earnings and changes in the market value of the security. The market value of a corporate debt obligation may be expected to rise and fall inversely with interest rates generally. There also exists the risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument.

Zero Coupon Obligations. Some of the Funds may invest in zero coupon obligations. Zero coupon securities generally pay no cash interest (or dividends in the case of preferred stock) to their holders prior to maturity. Accordingly, such securities usually are issued and traded at a deep discount from their face or par value and generally are subject to greater fluctuations of market value in response to changing interest rates than securities of comparable maturities and credit quality that pay cash interest (or dividends in the case of preferred stock) on a current basis. Although a Fund will receive no payments on its zero coupon securities prior to their maturity or disposition, it will be required for federal income tax purposes generally to include in its dividends to shareholders each year an amount equal to the annual income that accrues on its zero coupon securities. Such dividends will be paid from the cash assets of the Fund, from borrowings or by liquidation of portfolio securities, if necessary, at a time that the Fund otherwise would not have done so. To the extent a Fund is required to liquidate thinly traded securities, the Fund may be able to sell such securities only at prices lower than if such securities were more widely traded. The risks associated with holding securities that are not readily marketable may be accentuated at such time. To the extent the proceeds from any such dispositions are used by a Fund to pay distributions, the Fund will not be able to purchase additional income-producing securities with such proceeds, and as a result its current income ultimately may be reduced.

Floating and Variable Rate Instruments. Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event based, such as based on a change in the prime rate. The interest rate on a floater is a variable rate which is tied to another interest rate, such as a money-market index or U.S. Treasury bill rate. The interest rate on a floater resets periodically, typically every 1–3 months. Some of the Funds may invest in floating and variable rate instruments. Income securities may provide for floating or variable rate interest or dividend payments. The floating or variable rate may be determined by reference to a known lending rate, such as a bank’s prime rate, a certificate of deposit rate or the London InterBank Offered Rate (LIBOR). Alternatively, the rate may be determined through an auction or remarketing process. The rate also may be indexed to changes in the values of the interest rate of securities indexed, currency exchange rate or other commodities. Variable and floating rate securities tend to be less sensitive than fixed-rate securities to interest rate changes and to have higher yields when interest rates increase. However, during rising interest rates, changes in the interest rate of an adjustable rate security may lag changes in market rates. The amount by which the rates are paid on an income security may

TIAA-CREF Funds  ■  Statement of Additional Information     11

increase or decrease and may be subject to periodic or lifetime caps. Fluctuations in interest rates above these caps could cause adjustable rate securities to behave more like fixed-rate securities in response to extreme movements in interest rates.

A Fund (except for the Money Market Fund) may also invest in inverse floating rate debt instruments (“inverse floaters”). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floating rate security may exhibit greater price volatility than a fixed-rate obligation of similar credit quality. Such securities may also pay a rate of interest determined by applying a multiple to the variable rate. The extent of increases and decreases in the value of securities whose rates vary inversely with changes in market rates of interest generally will be larger than comparable changes in the value of an equal principal amount of a fixed-rate security having similar credit quality redemption provisions and maturity.

Foreign Debt Obligations. The debt obligations of foreign governments and entities may or may not be supported by the full faith and credit of the foreign government. A Fund may buy securities issued by certain “supra-national” entities, which include entities designated or supported by governments to promote economic reconstruction or development, international banking organizations and related government agencies. Examples are the International Bank for Reconstruction and Development (more commonly known as the “World Bank”), the Asian Development Bank and the Inter-American Development Bank.

The governmental members of these supra-national entities are “stockholders” that typically make capital contributions and may be committed to make additional capital contributions if the entity is unable to repay its borrowings. A supra-national entity’s lending activities may be limited to a percentage of its total capital, reserves and net income. There can be no assurance that the constituent foreign governments will continue to be able or willing to honor their capitalization commitments for those entities.

Structured or Indexed Securities (including Exchange-Traded Notes, Equity-Linked Notes and Inflation-Indexed Bonds). Some of the Funds may invest in structured or indexed securities. The value of the principal of and/or interest on such securities is based on a reference such as a specific currency, interest rate, commodity, index or other financial indicator (the “Reference”) or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of the structured or indexed securities may provide that in certain circumstances no principal is due at maturity and, therefore, may result in a loss of the Fund’s investment. Structured or indexed securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or a decrease in the interest rate or value of the security at maturity. In addition, changes in interest rates or the value of the security at maturity may be some multiple of the change in the value of the Reference. Consequently, structured or indexed securities may entail a greater degree of market risk than other types of debt securities. Structured or indexed securities may also be more volatile, less liquid and more difficult to accurately price than less complex securities. Structured and indexed securities are generally subject to the same risks as other fixed-income securities in addition to the special risks associated with linking the payment of principal and/or interest payments (or other payable amounts) to the performance of a Reference.

A Fund may also invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index (“CPI”) accruals as part of a semiannual coupon.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of a U.S. Treasury inflation-indexed bond, even during a period of deflation, although the inflation-adjusted principal received could be less than the inflation-adjusted principal that had accrued to the bond at the time of purchase. However, the current market value of the bonds is not guaranteed and will fluctuate. A Fund may also invest in other inflation-related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for All Urban Consumers (“CPI-U”), which is not seasonally adjusted and which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy.

12     Statement of Additional Information  ■  TIAA-CREF Funds

Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

Negative Interest Rates. As of the date of this SAI, certain European countries have recently experienced negative interest rates on deposits and debt instruments have traded at negative yields. Negative interest rates may become more prevalent among foreign (non-U.S.) issuers, and potentially within the U.S. These market conditions may increase a Fund’s exposures to the risks associated with rising interest rates. To the extent a Fund has a bank deposit or holds a debt instrument with a negative interest rate to maturity, the Fund would generate a negative return on that investment. A number of factors may contribute to debt instruments trading at a negative yield including central bank monetary policies intended to help create self-sustaining growth in the local economy. While negative yields can be expected to reduce demand for fixed-income investments trading at a negative interest rate, investors may be willing to continue to purchase such investments for a number of reasons including, but not limited to, price insensitivity, arbitrage opportunities across fixed-income markets or rules-based investment strategies. If negative interest rates become more prevalent in the market, it is expected that investors will seek to reallocate assets to other income-producing assets such as investment grade and high-yield debt instruments, or equity investments that pay a dividend. This increased demand for higher yielding assets may cause the price of such instruments to rise while triggering a corresponding decrease in yield and the value of debt instruments over time. In addition, a move to higher yielding investments may cause investors, including a Fund, to seek fixed-income investments with longer duration and/or potentially reduced credit quality in order to seek the desired level of yield. These considerations may limit a Fund’s ability to locate fixed-income instruments containing the desired risk/return profile. Changing interest rates, including, but not limited to, rates that fall below zero, could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility and potential illiquidity.

Money Market Fund Reform. The SEC recently adopted changes to the rules that govern money market funds. These changes will: (1) permit, subject to the discretion of the board of trustees, money market funds to impose a “liquidity fee” (up to 2%) and/or “gates” that temporarily restrict redemptions from the money market fund, if weekly liquidity levels fall below the required regulatory threshold; and (2) require “institutional” money market funds to operate with a floating NAV rounded to the fourth decimal place. “Government money market funds,” which are money market funds that invest in cash, U.S. Government securities, and/or repurchase agreements that are collateralized fully, are exempt from these requirements. These changes may affect a money market fund’s investment strategies, operations and/or return potential. As of the date of this SAI, Advisors is evaluating the potential impact of these changes, which have a phase-in compliance period ending in October 2016.

Mortgage-backed and asset-backed securities

Mortgage-Backed and Asset-Backed Securities Generally. Some of the Funds may invest in mortgage-backed and asset-backed securities, which represent direct or indirect participation in, or are collateralized by and payable from, mortgage loans secured by real property or instruments derived from such loans. Mortgage-backed securities include various types of mortgage-related securities such as government stripped mortgage-related securities, adjustable-rate mortgage-related securities and collateralized mortgage obligations. Some of the Funds may also invest in asset-backed securities, which represent participation in, or are secured by and payable from, assets such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property, receivables from revolving credit (i.e., credit card) agreements and other categories of receivables. These assets are typically pooled and securitized by governmental, government-related or private organizations through the use of trusts and special purpose entities established specifically to hold assets and to issue debt obligations backed by those assets. Asset-backed or mortgage-backed securities are normally created or “sponsored” by banks or other financial institutions or by certain government-sponsored enterprises such as FNMA or FHLMC.

Payments or distributions of principal and interest may be guaranteed up to certain amounts and for certain time periods by letters of credit or pool insurance policies issued by a financial institution unaffiliated with the trust or corporation. Other credit enhancements also may exist.

With respect to the Social Choice Bond Fund, Social Choice Equity Fund, Social Choice International Equity Fund and Social Choice Low Carbon Equity Fund, Advisors does not take into consideration whether the sponsor of an asset-backed security in which a Fund invests meets the Fund’s screening criteria. That is because asset-backed securities represent interests in pools of loans, and not of the ongoing business enterprise of the sponsor. It is therefore possible that the Fund could invest in an asset-backed or mortgage-backed security sponsored by a bank or other financial institution in which the Fund could not invest directly.

Mortgage Pass-Through Securities. Mortgage-related securities represent pools of mortgage loans assembled for sale to investors by various governmental agencies, such as GNMA, by government related organizations, such as FNMA and FHLMC, as well as by private issuers, such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies.

TIAA-CREF Funds  ■  Statement of Additional Information     13

Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a “pass-through” of the monthly payments made by the individual borrowers on their residential or commercial mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities are described as “modified pass-through.” These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. Such insurance and guarantees, and the creditworthiness of the issuers thereof, will be considered in determining whether a mortgage-related security meets a Fund’s investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. A Fund may buy mortgage-related securities without insurance or guarantees if, through an examination of the loan experience and practices of the originator/servicers and poolers, Advisors determines that the securities meet the Fund’s quality standards. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable, especially in the current financial environment. In addition, recent developments in the fixed-income and credit markets may have an adverse impact on the liquidity of mortgage-related securities.

Collateralized Mortgage Obligations (“CMOs”). CMOs are structured into multiple classes, each bearing a different stated maturity. Similar to a bond, interest and prepaid principal is paid, in most cases, on a monthly basis. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments.

In a typical CMO transaction, a corporation (“issuer”) issues multiple series (e.g., A, B, C, Z) of CMO bonds (“Bonds”). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates (“Collateral”). The Collateral is pledged to a third party trustee as security for the Bonds.

Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C Bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begin to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

The average maturity of pass-through pools of mortgage-related securities in which some of the Funds may invest varies with the maturities of the underlying mortgage instruments. In addition, a pool’s stated maturity may be shortened by unscheduled payments on the underlying mortgages. Factors affecting mortgage prepayments include the level of interest rates, general economic and social conditions, location of the mortgaged property and age of the mortgage. For example, in periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the mortgage-related security. Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the mortgage-related security. Accordingly, it is not possible to accurately predict the average life of a particular pool. Reinvestment of prepayments may occur at higher or lower rates than originally expected. Therefore, the actual maturity and realized yield on pass-through or modified pass-through mortgage-related securities will vary based upon the prepayment experience of the underlying pool of mortgages. For purposes of calculating the average life of the assets of the relevant Fund, the maturity of each of these securities will be the average life of such securities based on the most recent estimated annual prepayment rate.

Asset-Backed Securities Unrelated to Mortgage Loans. Some of the Funds may invest in asset-backed securities that are unrelated to mortgage loans. These include, but are not limited to, credit card securitizations, auto and equipment lease and loan securitizations and rate reduction bonds. In the case of credit card securitizations, it is typical to have a revolving master

14     Statement of Additional Information  ■  TIAA-CREF Funds

trust issue “soft bullet” maturities representing a fractional interest in trusts whose assets consist of revolving credit card receivables. Auto and equipment lease and loan securitizations reference specific static asset pools whereby monthly payments of principal and interest are passed through directly to certificate holders typically in order of seniority. The ultimate performance of these securities is a function of both the creditworthiness of the borrowers as well as recovery obtained on collateral foreclosed upon by the respective trust(s). Rate reduction bonds represent a secured interest in future rate recovery on stranded utility assets that may result from, for example, storm damages or environmental costs. Typically these costs are recouped over time from a broad rate payer base. The performance of these securities would depend primarily upon a continuance of sufficient rate base to repay the notes in the specified time frame and a stable regulatory environment.

Mortgage Dollar Rolls. Some of the Funds may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with a counterparty to repurchase either similar or substantially identical securities on a specified future date. To be considered “substantially identical,” the securities returned to a Fund generally must: (1) be collateralized by the same types of underlying mortgages; (2) be issued by the same agency and be part of the same program; (3) have the same original stated maturity; (4) have identical net coupon rates; (5) have identical form and type so as to provide the same risks and rights; and (6) satisfy “good delivery” requirements, meaning that the aggregate principal amounts of the securities delivered and received back must be within 2.5% of the initial amount delivered. The Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund would benefit to the extent of any price received for the securities sold and the lower forward price for the future purchase (often referred to as the “drop”) plus the interest earned on the short-term investment awaiting the settlement date of the forward purchase. Unless such benefits exceed the income and gain or loss due to mortgage repayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared with what such performance would have been without the use of mortgage dollar rolls. The Fund will hold and maintain in a segregated account until the settlement date cash or liquid assets in an amount equal to the forward purchase price. The benefits derived from the use of mortgage dollar rolls may depend upon Advisors’ ability to predict correctly mortgage prepayments and interest rates. There is no assurance that mortgage dollar rolls can be successfully employed. In connection with mortgage dollar roll transactions, a Fund could receive securities with investment characteristics that are different than those originally sold by the Fund, which may adversely affect the sensitivity of the Fund to changes in interest rates.

Securities Lending. Subject to the Funds’ fundamental investment policies relating to loans of portfolio securities set forth above, each Fund may lend its securities to brokers and dealers that are not affiliated with TIAA, are registered with the SEC and are members of the Financial Industry Regulatory Authority (“FINRA”), and also to certain other financial institutions. All loans will be fully collateralized. In connection with the lending of its securities, a Fund will receive as collateral cash, securities issued or guaranteed by the U.S. Government (e.g., Treasury securities), or other collateral permitted by applicable law, which at all times while the loan is outstanding will be maintained in amounts equal to at least 102% of the current market value of the outstanding loaned securities for U.S. equities and fixed-income assets and 105% for non-U.S equities, or such lesser percentage as may be permitted by the SEC (including a decline in the value of the collateral) (not to fall below 100% of the market value of the loaned securities not including a decline in the value of the collateral), as reviewed daily. Cash collateral received by a Fund will generally be invested in high-quality short-term instruments, or in one or more funds maintained by the securities lending agent for the purpose of investing cash collateral. During the term of the loan, a Fund will continue to have investment risks with respect to the securities being loaned, as well as risk with respect to the investment of the cash collateral, and the Fund may lose money as a result of the investment of such collateral. In addition, a Fund could suffer loss if the loan terminates and the Fund is forced to liquidate investments at a loss in order to return the cash collateral to the borrower.

By lending its securities, a Fund will receive amounts equal to the interest or dividends paid on the securities loaned and, in addition, will expect to receive a portion of the income generated by the short-term investment of cash received as collateral or, alternatively, where securities or letter of credit are used as collateral, a lending fee paid directly to the Fund by the borrower of the securities. Under certain circumstances, a portion of the lending fee may be paid or rebated to the borrower by the Fund. Such loans will be terminable by the Fund at any time and will not be made to affiliates of TIAA. A Fund may terminate a loan of securities in order to regain record ownership of, and to exercise beneficial rights related to, the loaned securities, including, but not necessarily limited to, voting or subscription rights, and Advisors may, in the exercise of its fiduciary duties, terminate a loan in the event that a vote of holders of those securities is required on a material matter. A Fund may pay reasonable fees to persons unaffiliated with the Fund for services, for arranging such loans, or for acting as securities lending agent (each an “Agent”). Loans of securities will be made only to firms deemed creditworthy. In lending its securities, a Fund bears the market risk with respect to the investment of collateral and the risk the borrower or Agent may default on its contractual obligations to the Fund. Each Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loaned securities have not been returned.

Repurchase Agreements. Repurchase agreements are one of several short-term vehicles the Funds can use to manage cash balances effectively. In a repurchase agreement, the Funds buy an underlying debt instrument on the condition that the seller

TIAA-CREF Funds  ■  Statement of Additional Information     15

agrees to buy it back at a fixed price and time (usually no more than a week and never more than a year). Repurchase agreements have the characteristics of loans, and will be fully collateralized (either with physical securities or evidence of book entry transfer to the account of the custodian bank) at all times. During the term of the repurchase agreement, the Fund entering into the agreement retains the security subject to the repurchase agreement as collateral securing the seller’s repurchase obligation, continually monitors the market value of the security subject to the agreement, and requires the Fund’s seller to deposit with the Fund additional collateral equal to any amount by which the market value of the security subject to the repurchase agreement falls below the resale amount provided under the repurchase agreement. Each Fund will enter into repurchase agreements only with member banks of the Federal Reserve System, or with primary dealers in U.S. Government securities or their wholly owned subsidiaries whose creditworthiness has been reviewed and found satisfactory by Advisors and who have, therefore, been determined to present minimal credit risk.

Securities underlying repurchase agreements will be limited to certificates of deposit, commercial paper, bankers’ acceptances, or obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, in which the Fund entering into the agreement may otherwise invest.

If a seller of a repurchase agreement defaults and does not repurchase the security subject to the agreement, the Fund entering into the agreement would look to the collateral underlying the seller’s repurchase agreement, including the securities subject to the repurchase agreement, for satisfaction of the seller’s obligation to the Fund. In such event, the Fund might incur disposition costs in liquidating the collateral and might suffer a loss if the value of the collateral declines. In addition, if bankruptcy proceedings are instituted against a seller of a repurchase agreement, realization upon the collateral may be delayed or limited.

Swap Transactions. Each Fund (other than the Money Market Fund) may, to the extent permitted by the applicable regulatory authorities, enter into privately negotiated “swap” transactions with other financial institutions in order to take advantage of investment opportunities generally not available in public markets. In general, these transactions involve “swapping” a return based on certain securities, instruments, or financial indices with another party, such as a commercial bank, in exchange for a return based on different securities, instruments, or financial indices. The Global Natural Resources Fund may also engage in swaps based on natural resources or other commodities.

By entering into a swap transaction, a Fund may be able to protect the value of a portion of its portfolio against declines in market value. Each Fund may also enter into swap transactions to facilitate implementation of allocation strategies between different market segments or countries or to take advantage of market opportunities that may arise from time to time. A Fund may be able to enhance its overall performance if the return offered by the other party to the swap transaction exceeds the return swapped by the Fund. However, there can be no assurance that the return a Fund receives from the counterparty to the swap transaction will exceed the return it swaps to that party.

While the Funds will only enter into swap transactions with counterparties considered creditworthy (and will monitor the creditworthiness of parties with which they enter into swap transactions), a risk inherent in swap transactions is that the other party to the transaction may default on its obligations under the swap agreement. In times of general market turmoil, the creditworthiness of even large, well-established counterparties may decline rapidly. If the other party to the swap transaction defaults on its obligations, the Fund entering into the agreement would be limited to the agreement’s contractual remedies. There can be no assurance that a Fund will succeed when pursuing its contractual remedies. To minimize a Fund’s exposure in the event of default, it will usually enter into swap transactions on a net basis (i.e., the parties to the transaction will net the payments payable to each other before such payments are made). When a Fund enters into swap transactions on a net basis, the net amount of the excess, if any, of the Fund’s obligations over its entitlements with respect to each such swap agreement will be accrued on a daily basis and an amount of liquid assets having an aggregate market value at least equal to the accrued excess will be segregated by the Fund’s custodian. To the extent a Fund enters into swap transactions other than on a net basis, the amount segregated will be the full amount of the Fund’s obligations, if any, with respect to each such swap agreement, accrued on a daily basis. See “Segregated Accounts,” below.

In addition to other swap transactions, certain Funds may purchase and sell Contracts for Difference (“CFDs”). A CFD is a form of equity swap in which its value is based on the fluctuating value of some underlying asset (e.g., shares of a particular stock or a stock index). A CFD is a contract between two parties, buyer and seller, stipulating that the seller will pay to the buyer the difference between the nominal value of the underlying stock at the opening of the contract and the stock’s value at the close of the contract. The size of the contract and the contract’s expiration date are typically negotiated by the parties to the CFD transaction. CFDs enable a Fund to take short or long positions on an underlying stock and thus potentially capture gains on movements in the share prices of the stock without the need to own the underlying stock.

By entering into a CFD transaction, a Fund could incur losses because it would face many of the same types of risks as owning the underlying equity security directly. For example, a Fund might buy a short position in a CFD and the contract value at the close of the transaction may be greater than the contract value at the opening of the transaction. This may be due to, among other factors, an increase in the market value of the underlying equity security. In such a situation, the Fund would have to pay the difference in value of the contract to the seller of the CFD. As with other types of swap transactions, CFDs also carry counterparty risk, i.e., the risk that the counterparty to the CFD transaction may be unable or unwilling to make payments or to

16     Statement of Additional Information  ■  TIAA-CREF Funds

otherwise honor its financial obligations under the terms of the contract. If the counterparty were to do so, the value of the contract, and of the Fund’s shares, may be reduced.

Entry into a CFD transaction may, in certain circumstances, require the payment of an initial margin and adverse market movements against the underlying stock may require the buyer to make additional margin payments.

Certain Funds may also invest in credit default swaps (“CDS”). CDS are contracts in which the buyer makes a payment or series of payments to the seller in exchange for a payment if the reference security or asset (e.g., a bond or an index) undergoes a “credit event” (e.g., a default). CDS share many risks common to other types of swaps and derivatives, including credit risk, counterparty risk and market risk. Certain Funds may also invest in credit default swap indices (“CDX”). A CDX is a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds.

Swap agreements may be considered illiquid by the SEC staff and subject to the limitations on illiquid investments. See “Illiquid Investments” above.

To the extent that there is an imperfect correlation between the return on a Fund’s obligation to its counterparty under the swap and the return on related assets in its portfolio, the swap transaction may increase the Fund’s financial risk. No Fund will enter into a swap transaction that is inconsistent with its investment objective, policies and strategies. It is not the intention of any Fund to engage in swap transactions in a speculative manner, but rather primarily to hedge or manage the risks associated with assets held in, or to facilitate the implementation of portfolio strategies of purchasing and selling assets for, the Fund.

Segregated Accounts. In connection with when-issued securities, firm commitments, swap transactions and certain other transactions in which a Fund incurs an obligation to make payments in the future, the Fund involved may be required to segregate assets with its custodian bank or within its portfolio in amounts sufficient to settle the transaction. To the extent required, such segregated assets will consist of liquid assets, including equity or other securities, or other instruments such as cash, U.S. Government securities or other obligations as may be permitted by law.

Investment Companies. Subject to certain exceptions and limitations, each Fund may invest up to 5% of its assets in any single investment company and up to 10% of its assets in all other investment companies in the aggregate. However, no Fund can hold more than 3% of the total outstanding voting stock of any single investment company. These restrictions would not apply to any Fund that the Trust introduces in the future that invests substantially all of its assets in the securities of other funds of the Trust. When a Fund invests in another investment company, it bears a proportionate share of expenses charged by the investment company in which it invests.

Note that any Fund that serves as an underlying fund investment for an affiliated fund of funds (like the Lifecycle Funds, the Lifecycle Index Funds, Lifestyle Funds and the Managed Allocation Fund) pursuant to Section 12(d)(1)(G) of the 1940 Act has a policy not to, in turn, rely on Sections 12(d)(1)(F) or (G) to invest in other affiliated or unaffiliated funds beyond the limits of Sections 12(d)(1)(A) or (B).

Exchange-Traded Funds. Additionally, the Funds may invest in other investment companies, which may include exchange-traded funds (“ETFs”), for cash management, investment exposure or defensive purposes. ETFs generally seek to track the performance of an equity, fixed-income or balanced index by holding in its portfolio either the contents of the index or a representative sample of the securities in the index. Some ETFs, however, select securities consistent with the ETF’s investment objectives and policies without reference to the composition of an index. Typically, a Fund would purchase ETF shares to obtain exposure to all or a portion of the stock or bond market. An investment in an ETF generally presents the same primary risks as an investment in a conventional stock, bond or balanced mutual fund (i.e., one that is not exchange-traded) that has the same investment objective, strategies, and policies. The price of an ETF can fluctuate within a wide range, and a Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs are subject to the following risks that do not apply to conventional mutual funds: (1) the market price of the ETF’s shares may trade at a discount or premium to their net asset value; (2) an active trading market for an ETF’s shares may not develop or be maintained; or (3) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally. Most ETFs are investment companies. As with other investment companies, when a Fund invests in an ETF, it will bear certain investor expenses charged by the ETF. Generally, a Fund will treat an investment in an ETF as an investment in the type of security or index to which the ETF is attempting to provide investment exposure. For example, an investment in an ETF that attempts to provide the return of the equity securities represented in the Russell 3000®Index will be considered as an equity investment by the Fund.

Exchange-Traded Notes (“ETNs”) and Equity-Linked Notes (“ELNs”). A Fund may purchase shares of ETNs or ELNs. ETNs and ELNs are fixed-income securities with principal and/or interest payments (or other payments) linked to the performance of referenced currencies, interest rates, commodities, indices or other financial indicators (each, a “Reference”), or linked to the performance of a specified investment strategy (such as an options or currency trading program). ETNs are traded on an exchange, while ELNs are not. Often, ETNs and ELNs are structured as uncollateralized medium-term notes. Typically, a Fund would purchase ETNs or ELNs to obtain exposure to all or a portion of the financial markets or specific investment strategies. Because ETNs and ELNs are structured as fixed-income securities, they are generally subject to the risks of fixed-income securities, including (among other risks) the risk of default by the issuer of the ETN or ELN. The price of an ETN or ELN can

TIAA-CREF Funds  ■  Statement of Additional Information     17

fluctuate within a wide range, and a Fund could lose money investing in an ETN or ELN if the value of the Reference or the performance of the specified investment strategy goes down. In addition, ETNs and ELNs are subject to the following risks that do not apply to most fixed-income securities: (1) the market price of the ETNs or ELNs may trade at a discount to the market price of the Reference or the performance of the specified investment strategy; (2) an active trading market for ETNs or ELNs may not develop or be maintained; or (3) trading of ETNs may be halted if the listing exchange’s officials deem such action appropriate, the ETNs are de-listed from the exchange or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

When a Fund invests in an ETN or ELN, it will bear certain investor expenses charged by these products. While ETNs and ELNs are structured as fixed-income obligations, rather than as investment companies, they generally provide exposure to a specified market sector or index like ETFs, but are also subject to the general risks of fixed-income securities, including risk of default by their issuers.

Generally, a Fund will treat an investment in an ETN or ELN as an investment in the type of security or index to which the ETN or ELN is attempting to provide investment exposure. For example, an investment in an ELN that attempts to provide the return of the equity securities represented in the Russell 3000®Index will be considered as an equity investment by a Fund, and not a fixed-income investment.

Borrowing. Each Fund may generate cash by borrowing money from banks (no more than 33 1/3% of the market value of its assets at the time of borrowing), rather than through the sale of portfolio securities, when such borrowing appears more attractive for the Fund. Each Fund may also borrow money from other sources temporarily (no more than 5% of the total market value of its assets at the time of borrowing), when, for example, the Fund needs to meet liquidity requirements caused by greater than anticipated redemptions. See “Fundamental Policies” above.

Currency transactions

The value of a Fund’s assets (other than the Money Market Fund) as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Fund may incur costs in connection with conversions between various currencies. To minimize the impact of such factors on net asset values, the Funds may engage in foreign currency transactions in connection with their investments in foreign securities. The Funds will not speculate in foreign currency, and will enter into foreign currency transactions only to “hedge” the currency risk associated with investing in foreign securities. Although such transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also may limit any potential gain that might result should the value of such currency increase.

The Funds will conduct their currency exchange transactions either on a spot (i.e., cash) basis at the rate prevailing in the currency exchange market, or through forward contracts to purchase or sell foreign currencies. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into with large commercial banks or other currency traders that are participants in the interbank market.

By entering into a forward contract for the purchase or sale of foreign currency involved in an underlying security transaction, a Fund is able to protect itself against possible loss between trade and settlement dates for that purchase or sale resulting from an adverse change in the relationship between the U.S. dollar and such foreign currency. This practice is sometimes referred to as “transaction hedging.” In addition, when it appears that a particular foreign currency may suffer a substantial decline against the U.S. dollar, a Fund may enter into a forward contract to sell an amount of foreign currency approximating the value of some or all of its portfolio securities denominated in such foreign currency. This practice is sometimes referred to as “portfolio hedging.” Similarly, when it appears that the U.S. dollar may suffer a substantial decline against a foreign currency, a Fund may enter into a forward contract to buy that foreign currency for a fixed dollar amount.

The Funds (other than the Money Market Fund) may also hedge their foreign currency exchange rate risk by engaging in currency financial futures, options and “cross-hedge” transactions. In “cross-hedge” transactions, a Fund holding securities denominated in one foreign currency will enter into a forward currency contract to buy or sell a different foreign currency (one that generally tracks the currency being hedged with regard to price movements). Such cross-hedges are expected to help protect a Fund against an increase or decrease in the value of the U.S. dollar against certain foreign currencies.

The Funds (other than the Money Market Fund) may hold a portion of their respective assets in bank deposits denominated in foreign currencies, so as to facilitate investment in foreign securities as well as protect against currency fluctuations and the need to convert such assets into U.S. dollars (thereby also reducing transaction costs). To the extent these monies are converted back into U.S. dollars, the value of the assets so maintained will be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations.

The forecasting of short-term currency market movement is extremely difficult and whether a short-term hedging strategy will be successful is highly uncertain. Moreover, it is impossible to correctly forecast with absolute precision the market value of portfolio securities at the expiration of a foreign currency forward contract. Accordingly, a Fund may be required to buy or sell additional currency on the spot market (and bear the expense of such transaction) if Advisors’ predictions regarding the

18     Statement of Additional Information  ■  TIAA-CREF Funds

movement of foreign currency or securities markets prove inaccurate. In addition, the use of cross-hedging transactions may involve special risks, and may leave a Fund in a less advantageous position than if such a hedge had not been established. Because foreign currency forward contracts are privately negotiated transactions, there can be no assurance that a Fund will have flexibility to roll-over the foreign currency forward contract upon its expiration if it desires to do so. Additionally, there can be no assurance that the other party to the contract will perform its obligations thereunder.

There is no express limitation on the percentage of a Fund’s assets that may be committed to foreign currency exchange contracts. A Fund will not enter into foreign currency forward contracts or maintain a net exposure in such contracts when that Fund would be obligated to deliver an amount of foreign currency in excess of the value of that Fund’s portfolio securities or other assets denominated in that currency or, in the case of a cross-hedge transaction, denominated in a currency or currencies that Advisors believes will correlate closely to the currency’s price movements. The Funds generally will not enter into forward contracts with terms longer than one year.

Real estate securities

As described more fully in its Prospectus, the Real Estate Securities Fund will invest primarily in the equity and fixed-income securities of companies that are principally engaged in or related to the real estate industry, including those that own significant real estate assets, such as real estate investment trusts (“REITs”). Certain other Funds may also invest in REITs and other real estate-related securities. An issuer is principally “engaged in” or principally “related to” the real estate industry if at least 50% of its total assets, gross income, or net profits are attributable to ownership, construction, management or sale of residential, commercial or industrial real estate, or to products or services related to the real estate industry. Issuers engaged in the real estate industry include equity REITs (which directly own real estate), mortgage REITs (which make short-term construction or real estate development loans or invest in long-term mortgages or mortgage pools), real estate brokers and developers, homebuilders, companies that manage real estate, and companies that own substantial amounts of real estate. Businesses related to the real estate industry include manufacturers and distributors of building supplies and financial institutions that make or service mortgage loans.

The Real Estate Securities Fund generally invests in common stocks, but may also, without limitation, invest in preferred stock, convertible securities, rights and warrants, and debt securities of issuers that are principally engaged in or related to the real estate industry, as well as publicly traded limited partnerships that are principally engaged in or related to the real estate industry. In addition to these securities, the Real Estate Securities Fund may invest up to 20% of its total assets in equity and debt securities of issuers that are not principally engaged in or related to the real estate industry, including debt securities and convertible preferred stock and convertible debt securities rated less than Baa by Moody’s or BBB by S&P. If held by the Real Estate Securities Fund in significant amounts, such lower-rated debt securities would increase financial risk and income volatility. The Real Estate Securities Fund may make investments or engage in investment practices that involve special risks, which include convertible securities, “when-issued” securities, securities issued on a delayed-delivery basis, options on securities and securities indices, financial futures contracts and options thereon, restricted securities, illiquid investments, repurchase agreements, structured or indexed securities and lending portfolio securities.

Investments in the securities of companies that own, construct, manage or sell residential, commercial or industrial real estate will be subject to all of the risks associated with the ownership of real estate. These risks include: declines in the value of real estate, negative changes in the climate for real estate, risks related to general and local economic conditions, overbuilding and increased competition, decreases in property revenues, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants, leveraging of interests in real estate, increases in prevailing interest rates, and costs resulting from the cleanup of environmental problems.

REITs will generally not be liable for federal corporate income taxes as long as they continue to distribute no less than 100% of their taxable income, and meet certain Code requirements. To maintain REIT status, a REIT must distribute at least 90% of its taxable income each year and satisfy certain asset diversification and income tests.

In addition to the risks discussed above, equity REITs may be affected by changes in the value of the underlying property of the trusts, while mortgage REITs may be affected by changes in the quality of any credit extended. Both equity and mortgage REITs are dependent upon management skill and may not be diversified themselves. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for the special tax treatment discussed above, or failing to meet other applicable regulatory requirements. Finally, certain REITs may be self-liquidating in that a specific term of existence is provided for in their trust document. In acquiring the securities of REITs, a Fund runs the risk that it will sell them at an inopportune time.

Foreign investments

As described more fully in the Prospectuses, certain of the Funds (but especially the International Equity Fund, Emerging Markets Equity Fund, International Equity Index Fund, Emerging Markets Equity Index Fund, Global Natural Resources Fund, Enhanced International Equity Index Fund, International Opportunities Fund, Emerging Markets Debt Fund and Social Choice

TIAA-CREF Funds  ■  Statement of Additional Information     19

International Equity Fund) may invest in foreign securities, including those in emerging markets. In addition to the general risk factors discussed in the Prospectuses and below, there are a number of country or region-specific risks and other considerations that may adversely affect these investments. Many of the risks are more pronounced for investments in emerging market countries, as described below.

General. Since foreign companies may not be subject to accounting, auditing or financial reporting practices, disclosure and other requirements comparable to those applicable to U.S. companies, there may be less publicly available information about a foreign company than about a U.S. company, and it may be difficult to interpret the information that is available. There may be difficulties in obtaining or enforcing judgments against foreign issuers and it also is often more difficult to keep currently informed of corporate actions which affect the prices of portfolio securities. In certain countries, there is less government supervision and regulation of stock exchanges, brokers and listed companies than in the United States. Volume and liquidity in most foreign markets are less than in the United States, and securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Notwithstanding the fact that each Fund generally intends to acquire the securities of foreign issuers only where there are public trading markets, investments by a Fund in the securities of foreign issuers may tend to increase the risks with respect to the liquidity of the Fund’s portfolio and the Fund’s ability to meet a large number of shareholder redemption requests should there be economic or political turmoil in a country in which the Fund has a substantial portion of its assets invested or should relations between the United States and foreign countries deteriorate markedly. Securities may trade at price/earnings multiples higher than comparable U.S. securities and such levels may not be sustainable. Fixed commissions on some foreign securities exchanges are higher than negotiated commissions on U.S. exchanges, although the Funds endeavor to achieve most favorable net results on their portfolio transactions.

Foreign markets have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct these transactions. Settlement practices for transactions in foreign markets may differ from those in the U.S. markets. Such differences include delays beyond periods customary in the United States and practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of “failed settlement.” The inability of a Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Losses to the Fund due to subsequent declines in the value of portfolio securities, or liabilities arising out of the Fund’s inability to fulfill a contract to sell these securities, could result from failed settlements. In addition, evidence of securities ownership may be uncertain in many foreign countries. As a result, there is a risk that a Fund’s trade details could be incorrectly or fraudulently entered at the time of the transaction, resulting in a loss to the Fund.

With respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect the Fund’s investments in those countries. The economies of some countries differ unfavorably from the U.S. economy in such respects as growth of national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position. In addition, the internal politics of some foreign countries are not as stable as in the United States. Governments in certain foreign countries continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could have a significant effect on market prices of securities and payment of dividends. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by protective trade barriers and economic conditions of their trading partners. The enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

Terrorism and related geopolitical risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Investment and Repatriation Restrictions. Foreign investment in the securities markets of certain foreign countries is restricted or controlled to varying degrees. These restrictions limit and, at times, preclude investment in certain of such countries (especially countries in emerging markets) and increase the cost and expenses of Funds investing in them. These restrictions may take the form of prior governmental approval, limits on the amount or type of securities held by foreigners, and limits on the types of companies in which foreigners may invest. Additional or different restrictions may be imposed at any time by these or other countries in which the Funds invest. In addition, the repatriation (i.e., remitting back to the United States) of both investment income and capital from several foreign countries is restricted and controlled under certain regulations, including in some cases the need for certain government consents. The Funds could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for repatriation.

Taxes. The dividends and interest payable on certain of the Funds’ foreign portfolio securities may be subject to foreign withholding and, in some cases, other taxes, thus reducing the net amount of income available for distribution to the Funds’ shareholders.

Emerging Market Securities. An “emerging market security” is a security that is principally traded on a securities exchange of an emerging market or that is issued by an issuer that is located or has primary operations in an emerging market. Note that the Emerging Markets Equity Fund, Emerging Markets Equity Index Fund and Emerging Markets Debt Fund primarily invest in emerging market securities, but other Funds may invest in emerging market securities as well.

20     Statement of Additional Information  ■  TIAA-CREF Funds

Emerging Markets. Investments in companies domiciled in emerging market countries may be subject to potentially higher risks than investments in companies in developed countries. The term “emerging market” describes any country or market that is generally considered to be emerging or developing by major organizations in the international financial community, such as the World Bank and the International Finance Corporation, or by financial industry analysts like MSCI, Inc., which compiles the MSCI Emerging Markets Index, and J.P. Morgan Chase & Co., which compiles several fixed-income emerging markets benchmarks; or other countries or markets with similar emerging characteristics. Emerging markets can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe. Notwithstanding the foregoing, the fixed-income portfolio management team generally views Israel as an emerging market.

Risks of investing in emerging markets and emerging market securities include: (i) less social, political and economic stability; (ii) the smaller size of the markets for these securities and the currently low or nonexistent volume of trading that results in a lack of liquidity and in greater price volatility; (iii) the lack of publicly available information, including reports of payments of dividends or interest on outstanding securities; (iv) certain national policies that may restrict a Fund’s investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (v) local taxation; (vi) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vii) the absence until recently, in certain countries, of a capital structure or market-oriented economy; (viii) the possibility that recent favorable economic developments in certain countries may be slowed or reversed by unanticipated political or social events in these countries; (ix) restrictions that may make it difficult or impossible for the Fund to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts; (x) the risk of uninsured loss due to lost, stolen, or counterfeit stock certificates; (xi) possible losses through the holding of securities in domestic and foreign custodial banks and depositories; (xii) heightened opportunities for governmental corruption; (xiii) large amounts of foreign debt to finance basic governmental duties that could lead to restructuring or default; and (xiv) heavy reliance on exports that may be severely affected by global economic downturns.

In addition, some countries in which the Funds may invest have experienced substantial, and in some periods, extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain countries. Further, the economies of emerging market countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

Investment in Canada. The United States is Canada’s largest trading partner, and developments in economic policy do have a significant impact on the Canadian economy. The expanding economic and financial integration of the United States, Canada, and Mexico through the NAFTA Agreement has made, and will likely continue to make, the Canadian economy and securities market more sensitive to North American trade patterns. Growth in developing nations overseas will likely change the composition of Canada’s trade and foreign investment composition in the near future. The Canadian economy suffered from a recession due to the recent global economic crisis. The Canadian economy has shown signs of recovery from this recession, but there can be no assurance that such recovery will be sustained. The relative strength of the Canadian dollar against the U.S. dollar from time to time may negatively affect Canada’s exporting industries. Decreasing imports from Asian and European Union producers, new or changing trade regulations, changes in exchange rates or a recession of the Chinese or European Union economies may have an adverse impact on the economy of Canada.

Canada’s parliamentary system of government is, in general, stable. However, one of the provinces, Quebec, does have a “separatist” party whose objective is to achieve sovereignty and increased self-governing legal and financial powers. Canada is a major producer of commodities such as forest products, metals, agricultural products, and energy related products like oil, gas, and hydroelectricity. Accordingly, changes in the supply and demand of such commodity resources, both domestically and internationally, can have a significant effect on Canadian market performance.

Investment in Europe. The European Union (EU) is an intergovernmental and supranational union of certain European countries, known as member states. A key activity of the EU is the establishment and administration of a common single market, consisting of, among other things, a single currency and a common trade policy. The most widely used currency in the EU (and the unit of currency of the European Economic and Monetary Union (EMU)) is the euro, which is in use in many of the member states. In addition to adopting a single currency, EMU member states generally no longer control their own monetary policies. Instead, the authority to direct monetary policy is exercised by the European Central Bank.

While economic and monetary convergence in the EU may offer new opportunities for those investing in the region, investors should be aware that the success of the EU is not wholly assured. Europe must grapple with a number of challenges, any one of which could threaten the survival of this monumental undertaking. Many disparate economies continue to adjust to a unified monetary system, the absence of exchange rate flexibility, and the loss of economic sovereignty. Europe’s economies are diverse, its governments are decentralized, and its cultures differ widely. As member states unify their economic and monetary policies, movements in European markets will lose the benefit of diversification within the region. Unemployment is historically high and could pose political risk. One or more member states might exit the union, placing the currency and banking system in jeopardy. Major issues currently facing the EU relate to its membership, structure, procedures and policies; they include the

TIAA-CREF Funds  ■  Statement of Additional Information     21

adoption, abandonment or adjustment of the new constitutional treaty, the EU’s enlargement to the south and east, and resolving the EU’s problematic fiscal and democratic accountability. Efforts of the member states to continue to unify their economic and monetary policies may increase the potential for similarities in the movements of European markets and reduce the benefit of diversification within the region. Any or all of these challenges may affect the value of a Fund’s investments economically tied to the EU.

The EU has been extending its influence to the south and east. For former “Iron Curtain” countries, membership serves as a strong political impetus to employ tight fiscal and monetary policies. Nevertheless, several entrants in recent years are former Soviet satellites that remain burdened to various extents by the inherited inefficiencies of centrally planned economies similar to that which existed under the old Soviet Union.

In addition, certain countries in the EU have had to accept assistance from supra-governmental agencies such as the International Monetary Fund and the European Financial Service Facility. The European Central Bank has also intervened to purchase eurozone debt in order to seek to stabilize markets and reduce borrowing costs. Responses to these financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world.

The EU has the largest economy in the world according to data compiled by the International Monetary Fund, and is expected to grow further over the next decade as more countries join. However, the EU’s economic growth has been below that of the United States most years since 1990, and the economic performance of certain of its key members is a matter of serious concern to policy makers. Although economic conditions vary among EU member states, there is continued concern about national level support for the euro and the accompanying coordination of fiscal and wage policy of EU member states. In addition, in recent years most EU members have suffered severe economic declines as part of the worldwide economic downturn. These declines have led to fiscal crises for the governments of certain members including Portugal, Ireland, Italy, Greece and Spain. Some nations required external assistance to meet their obligations, and all of these countries run the risk of default on their debt, possible bail-out by the rest of the EU or debt restructuring, which may require creditors to bear losses. These events have adversely affected the exchange rate of the euro and may continue to significantly affect every country in Europe, including countries that do not use the euro. In addition, it is possible that the euro could be abandoned in the future by EU countries that have already adopted its use, and the effects of such an abandonment or a country’s forced expulsion from the euro on that country, on the EMU, and on global markets are impossible to predict and could be negative. The exit of any country out of the euro would likely have a significant destabilizing effect on all eurozone countries and their economies and a negative effect on the global economy as a whole. In addition, under these circumstances, it may be difficult to value investments denominated in euros or in a replacement currency.

Investment in Eastern Europe. Investing in the securities of Eastern European issuers involves risks not usually associated with investing in the more developed markets of Western Europe. Changes occurring in Eastern Europe today could have long-term potential consequences. These changes could result in rising standards of living, lower manufacturing costs, growing consumer spending and substantial economic growth.

Recent political and economic reforms do not eliminate the possibility of a return to centrally planned economies and state-owned industries. Investments in Eastern European countries may involve risks of nationalization, expropriation and confiscatory taxation. In many of the countries of Eastern Europe, there is no stock exchange or formal market for securities. Such countries may also have government exchange controls, currencies with no recognizable market value relative to the established currencies of western market economies, little or no experience in trading in securities, no accounting or financial reporting standards, a lack of a banking and securities infrastructure to handle such trading and a legal tradition which does not recognize rights in private property. In addition, Eastern European markets are particularly sensitive to social, political, economic, and currency events in Russia and may suffer heavy losses as a result of their trading and investment links to the Russian economy and currency. Russia also may attempt to assert its influence in the region through economic or even military measures, as it did with Georgia in the summer of 2008.

Investment in Russia. Along with the general risks of investing in emerging markets, investing in the Russian market is subject to significant risks due to the underdeveloped state of Russia’s banking system and its settlement, clearing and securities registration processes. In addition, there is a heightened risk of political corruption and weak and variable government oversight. Due to these risks, Advisors has determined not to purchase Russian securities directly through the Russian market. Instead, a Fund’s exposure to Russian securities will be obtained through investments in depositary receipts (see section on these below for more detail).

As a result of recent events involving Ukraine and the Russian Federation, the United States and the European Union have imposed economic sanctions on certain Russian individuals and Russian financial institutions. The United States or the European Union could also institute broader sanctions on Russia. These sanctions, or even the threat of further sanctions, may result in the decline of the value and liquidity of Russian securities, a weakening of the ruble or other adverse consequences to the Russian economy. These sanctions could also result in the immediate freeze of Russian securities, impairing the market for

22     Statement of Additional Information  ■  TIAA-CREF Funds

depositary receipts tied to such securities. Sanctions could also result in Russia taking counter measures or retaliatory actions which may further impair the value and liquidity of depositary receipts tied to Russian securities.

Investment in Latin America. The political history of certain Latin American countries has been characterized by political, economic and social instability, intervention by the military in civilian and economic spheres, and political corruption. For investors, this has meant additional risk caused by periods of regional conflict, political corruption, totalitarianism, protectionist measures, nationalizations, hyperinflation, debt crises, sudden and large currency devaluation, and military intervention. However, there have been changes in this regard, particularly in the past decade. Democracy is beginning to become well established in some countries. A move to a more mature and accountable political environment is well under way. Domestic economies have been deregulated, privatization of state-owned companies has progressed, and foreign trade restrictions have been relaxed. Nonetheless, to the extent that events such as those listed above that increase the risk of investment in this region continue in the future, they could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers, and result in significant disruption in securities markets. Economies of most Latin American countries are highly dependent on commodity exports and, for certain countries, oil exports. Fluctuations in commodity and oil prices and currency rates can therefore have a pronounced effect on Latin American countries’ economies. The recent global economic crisis weakened demand for commodities and oil, which has led to recession or economic difficulties in these countries. Certain Latin American countries recently have shown signs of recovery, but there can be no assurance that such recovery will be sustained.

Most Latin American countries have experienced, at one time or another, severe and persistent levels of inflation, including in some cases, hyperinflation. This has, in turn, led to high interest rates, extreme measures by governments to keep inflation in check, and a generally debilitating effect on economic growth. Although inflation in many countries has lessened, there is no guarantee it will remain at lower levels.

Certain Latin American countries may experience sudden and large adjustments in their currency which, in turn, can have a disruptive and negative effect on foreign investors. Certain Latin American countries may impose restrictions on the free conversion of their currency into foreign currencies, including the U.S. dollar. There is only a small but growing foreign exchange market for many currencies and it would, as a result, be difficult for the Funds to engage in foreign currency transactions designed to protect the value of the Funds’ interests in securities denominated in such currencies.

Almost all of the region’s economies have become highly dependent upon foreign credit and loans from external sources to fuel their state-sponsored economic plans. Government plans for modernization have exhausted these resources with little benefit accruing to the economy and most countries have been forced to restructure their loans or risk default on their debt obligations. In addition, interest on the debt is subject to market conditions and may reach levels that would impair economic activity and create a difficult and costly environment for borrowers. Accordingly, these governments may be forced to reschedule or freeze their debt repayment, which could negatively affect the market for Latin American securities. Latin American economies that depend on foreign credit and loans could fall into recession in the event of a financial crisis because of tighter international credit supplies.

Investment in Japan. Government-industry cooperation, a strong work ethic, mastery of high technology, emphasis on education, and a comparatively small defense allocation helped Japan advance with extraordinary speed to become one of the largest economic powers along with the United States and the EU. Despite its impressive history, investors face special risks when investing in Japan.

The growth of Japan’s economy has recently lagged that of its Asian neighbors and other major developed countries. Since the early 2000s, Japan’s economic growth rate has remained relatively low and may remain low in the future. The Japanese economy is heavily reliant on international trade and has been adversely affected by trade tariffs, other protectionist measures, competition from emerging economies, and the economic conditions of its trading partners. Japan is also heavily dependent on oil imports, and higher commodity prices could therefore have a negative impact on the Japanese economy. Although Japan has recently worked to reduce its dependence on oil by encouraging energy conservation and the use of alternative fuels, there is no guarantee that this trend will continue. The yen has had a history of unpredictable and volatile movements against the U.S. dollar; a weakening yen hurts U.S. investors holding yen-denominated securities. The Japanese stock market has also experienced wild swings in value over time and has often been considered significantly overvalued.

Beginning in the late 1990s, the nation’s financial institutions were successfully overhauled under the strong leadership of the government. The successful financial sector reform coincided with a Japanese economic recovery, which had set the stage for a comparatively brighter outlook for Japanese companies. However, Japan has an aging workforce and has experienced a significant population decline in recent years. Japan’s labor market appears to be undergoing fundamental structural changes, as a labor market traditionally accustomed to lifetime employment adjusts to meet the need for increased labor mobility, which may affect Japan’s economic competitiveness.

Japan is more susceptible to natural disasters such as earthquakes and tsunamis, and a Fund’s investment in Japan may be more likely to be affected by such events than its investments in other geographic regions.

Investment in Asia Other Than Japan. The political history of some Asian countries has been characterized by political uncertainty, intervention by the military in civilian and economic spheres, and political corruption. Such developments, if they

TIAA-CREF Funds  ■  Statement of Additional Information     23

continue to occur, could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers and result in significant disruption in securities markets. The economies of many countries in the region are heavily dependent on international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners, principally, the United States, Japan, China and the EU. The recent global economic crisis spread to the region, significantly lowering its exports and inflows of foreign investment, which are driving forces of its economic growth. In addition, the economic crisis also significantly affected consumer confidence and local stock markets. The economies of many countries in the region have recently shown signs of recovery from the crisis, but there can be no assurance that such recovery will be sustained.

Certain Asian countries may have managed currencies which are maintained at artificial levels to the U.S. dollar rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors. Certain Asian countries also may restrict the free conversion of their currency into foreign currencies, including the U.S. dollar. There is no significant foreign exchange market for certain currencies and it would, as a result, be difficult for the Funds to engage in foreign currency transactions designed to protect the value of the Funds’ interests in securities denominated in such currencies.

In addition to the risks of investing in developing markets, the developing market Asian countries in which the Funds may invest or have exposure are subject to certain additional or specific risks. In many of these markets, there is a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries. Many of these markets also may be affected by developments with respect to more established markets in the region. Brokers in developing market Asian countries typically are fewer in number and less well capitalized than brokers in the United States. These factors may result in fewer investment opportunities for a Fund and may have an adverse impact on the investment performance of a Fund.

A number of Asian companies are highly dependent on foreign loans for their operation which could impose strict repayment term schedules and require significant economic and financial restructuring.

Natural disasters, such as droughts, floods, and tsunamis have affected Asian countries in the past, and the economies of Asian countries may be affected by such environmental events in the future. A Fund’s investment in or exposure to Asian countries is, therefore, subject to the risk of such events.

Depositary Receipts. The Equity Funds, the Emerging Markets Debt Fund and the Real Estate Securities Fund can invest in American, European and Global Depositary Receipts (“ADRs,” “EDRs” and “GDRs,” respectively). They are alternatives to the purchase of the underlying securities in their national markets and currencies. Although their prices are quoted in U.S. dollars, they do not eliminate all the risks of foreign investing.

ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a foreign correspondent bank. To the extent that a Fund acquires ADRs through banks which do not have a contractual relationship with the foreign issuer of the security underlying the ADR to issue and service such ADRs, there may be an increased possibility that the Fund would not become aware of, and be able to respond to, corporate actions such as stock splits or rights offerings involving the foreign issuer in a timely manner. In addition, the lack of information may result in inefficiencies in the valuation of such instruments. However, by investing in ADRs rather than directly in the stock of foreign issuers, a Fund will avoid currency risks during the settlement period for either purchases or sales. In general, there is a large, liquid market in the United States for ADRs quoted on a national securities exchange or the national market system, including the NASDAQ Stock Market, Inc. (“NASDAQ”). The information available for ADRs is subject to the accounting auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject.

EDRs and GDRs are receipts evidencing an arrangement with a non-U.S. bank similar to that for ADRs and are designed for use in non-U.S. securities markets. EDRs and GDRs are not necessarily quoted in the same currency as the underlying security.

Municipal securities

The Tax-Exempt Bond Fund invests in “municipal securities.” The term “municipal securities” as used in the Fund’s Prospectus and this SAI means debt obligations issued by, or on behalf of, state, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities or multi-state agencies or authorities, the interest from which debt obligations is, in the opinion of the issuer’s counsel, excluded from gross income for federal income tax purposes (but not necessarily exempt from federal alternative minimum tax (AMT) or from state or local taxes).

Municipal securities generally are understood to include debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, refunding of outstanding obligations, payment of general operating expenses and extensions of loans to public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance privately operated facilities are considered to be municipal securities if, in the opinion of the issuer’s counsel, the interest paid on them qualifies as excluded from gross income (but not necessarily from alternative minimum taxable income) for federal income tax purposes. Interest on certain “private activity” bonds is subject to federal

24     Statement of Additional Information  ■  TIAA-CREF Funds

alternative minimum tax. Interest from private activity bonds is a tax preference item for the purposes of determining whether a taxpayer is subject to the AMT and the amount of AMT to be paid, if any.

Opinions relating to the validity of municipal securities and to the exemption of interest on them from federal income taxes are rendered by bond counsel for each issuer at the time of issue. These opinions are generally based on covenants by the issuers or others regarding continuing compliance with the federal tax laws. In the event that the issuer fails to comply, the interest distributions to shareholders may retroactively become federally taxable. Neither the Trust nor Advisors will review the proceedings relating to the issuance of municipal securities or the basis for opinions of issuer’s counsel.

Even though municipal securities are interest-bearing investments that promise a stable flow of income, their prices are inversely affected by changes in interest rates and, therefore, are subject to the risk of market price fluctuations. The values of municipal securities with longer remaining maturities typically fluctuate more than those of similarly rated municipal securities with shorter remaining maturities. The values of fixed-income securities also may be affected by changes in the credit rating or financial condition of the issuing entities and the level of federal funding received by issuing entities (e.g., U.S. municipalities).

Tax legislation in recent years has included several provisions that may affect the supply of, and the demand for, municipal securities, as well as the tax-exempt nature of interest paid on those securities. Neither the Trust nor Advisors can predict the effect of recent tax law changes upon the municipal obligation market, including the availability of instruments by a Fund. In addition, neither the Trust nor Advisors can predict whether additional legislation adversely affecting the municipal obligation market will be enacted in the future. Advisors monitors legislative developments and considers whether changes in the objective or policies of a Fund need to be made in response to those developments. If any laws are enacted that would reduce the availability of municipal securities for investment by the Tax-Exempt Bond Fund so as to affect the Fund’s shareholders adversely, the Trust will reevaluate the Fund’s investment objective and policies and might submit possible changes in the Fund’s structure to the Fund’s shareholders for their consideration. If legislation were enacted that would treat a type of municipal obligation as taxable for federal income tax purposes, the Trust would treat the security as a permissible taxable money market instrument for the Tax-Exempt Bond Fund within the applicable limits set forth in the Fund’s Prospectus.

Municipal Insurance. The Tax-Exempt Bond Fund may invest its assets in municipal bonds whose principal and interest payments are guaranteed by a private insurance company. Although these bonds have private insurance guarantees, Advisors performs an independent analysis and review of the underlying municipal obligor to determine the appropriateness of the investment for the Fund. The credit crisis in 2008 adversely affected private financial insurance companies that offer insurance guarantees on municipal bonds. This insurance may be: (1) purchased by the bond issuer at the time of issuance; (2) purchased by the Fund to guarantee specific bonds only while held by the Fund; or (3) purchased by an investor after the bond has been issued to guarantee the bond until its maturity date.

Municipal Floating and Variable Rate Demand Instruments. Floating and variable rate demand bonds and notes are municipal securities ordinarily having stated maturities in excess of one year but which permit their holder to demand payment of principal at any time or at specified intervals. Variable rate demand notes include master demand notes, which are securities that permit the Tax-Exempt Bond Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. These securities have interest rates that fluctuate from time to time and frequently are secured by letters of credit or credit support arrangements provided by banks.

Use of letters of credit or credit support arrangements generally will not adversely affect the tax-exempt status of variable rate demand notes. Because they are direct lending arrangements between the lender and borrower, variable rate demand notes generally will not be traded and no established secondary market generally exists for them, although they are redeemable at face value. If variable rate demand notes are not secured by letters of credit or other credit support arrangements, the right to demand payment on them will be dependent on the ability of the borrower to pay principal and interest on demand. Each obligation purchased by the Tax-Exempt Bond Fund will meet the quality criteria established by Advisors for the purchase of municipal securities. Advisors considers on an ongoing basis the creditworthiness of the issuers of the floating and variable rate demand securities in the Fund’s portfolio.

Participation Interests. A participation interest in a municipal security gives the purchaser an undivided interest in the municipal obligation in the proportion that the purchaser’s participation interest bears to the total principal amount of the municipal obligation. These instruments may have fixed, floating or variable rates of interest. If the participation interest is unrated, or has been given a rating below one that is otherwise permissible for purchase by the Tax-Exempt Bond Fund, the participation interest will backed by an irrevocable letter of credit or guarantee of a bank that Advisors has determined meets certain quality standards established by the Board of Trustees, or the payment obligation otherwise will be collateralized by U.S. Government Securities. The Tax-Exempt Bond Fund will have the right, with respect to certain participation interests, to demand payment, on a specified number of days’ notice, for all or any part of the Fund’s participation interest in the municipal obligation, plus accrued interest. The Tax-Exempt Bond Fund intends to exercise its right to demand payment only upon a default under the terms of the municipal obligation, or to maintain or improve the quality of its investment portfolio. The Tax-Exempt Bond Fund will invest no more than 5% of the value of its assets in participation interests.

Municipal Obligation Components. The interest payments on municipal securities can be divided into two different and variable components, which together result in a fixed interest rate. Typically, the first of the components (the “Auction

TIAA-CREF Funds  ■  Statement of Additional Information     25

Component”) pays an interest rate that is reset periodically through an auction process, whereas the second of the components (the “Residual Component”) pays a residual interest rate based on the difference between the total interest paid by the issuer on the municipal obligation and the auction rate paid on the Auction Component. The components can be purchased separately. Because the interest rate paid to holders of Residual Components is generally determined by subtracting the interest rate paid to the holders of Auction Components from a fixed amount, the interest rate paid to Residual Component holders will decrease as the Auction Component’s rate increases and increase as the Auction Component’s rate decreases. Moreover, the extent of the increases and decreases in market value of Residual Components may be larger than comparable changes in the market value of an equal principal amount of a fixed-rate municipal obligation having similar credit quality, redemption provisions and maturity.

Municipal Custody Receipts. The Tax-Exempt Bond Fund also may acquire custodial receipts of certificates underwritten by securities dealers or banks that evidence ownership of future interest payments, principal payments, or both, on certain municipal securities. The underwriter of these certificates or receipts typically purchases municipal securities and deposits the securities in an irrevocable trust or custody account with a custodian bank, which then issues receipts or certificates that evidence ownership of the periodic unmatured coupon payments and the final principal payment on the securities. Custody receipts evidencing specific coupon or principal payments have the same general attributes as zero coupon municipal securities described above. Although under the terms of a custody receipt the Fund would be typically authorized to assert its rights directly against the issuer of the underlying obligation, the Fund could be required to assert through the custodian bank those rights as may exist against the underlying issuers. Thus, in the event the underlying issuer fails to pay principal and/or interest when due, the Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of the issuer. In addition, in the event that the trust or custody account in which the underlying security has been deposited is determined to be an association taxable as a corporation, instead of a non-taxable entity, the yield on the underlying security would be reduced in recognition of any taxes paid.

Natural resources investments

The Global Natural Resources Fund primarily invests in securities of issuers engaged in the ownership, development, exploration, production, distribution or processing of natural resources, as well as in securities of companies that are suppliers to firms producing natural resources, in instruments with economic characteristics similar to natural resources securities or in direct holdings of natural resources. The Global Natural Resources Fund generally defines “natural resources” as energy, metals, agriculture and other commodities, as well as related products and services. During periods of financial or economic instability, the securities of natural resources companies may be subject to extreme price fluctuations, reflecting the high volatility of natural resources’ prices. In addition, the instability of the price of particular natural resources may result in volatile earnings of natural resources issuers, which could lead to volatility in their financial condition and in the value of their securities. Additionally, due to the close connection between natural resources and where they are located, securities of natural resources issuers may be particularly affected by events occurring in the countries or regions where such natural resources are found. This is heightened with respect to natural resources that are scarce or that are predominantly located in particular areas. Please see the section above entitled “Foreign Investments” for more information on investing in both emerging and developed foreign markets.

The value of direct investments in natural resources or commodities by the Global Natural Resources Fund may involve different risks than investing in companies that deal in the same natural resources or commodities. Items such as precious metals may be particularly sensitive to monetary, economic and political policies, such as currency devaluations, inflation, trade imbalances, defaults and trade or currency restrictions. However, such direct holdings may be less subject to other factors, such as regional instability or issuer risk, since such direct holdings usually are no longer tied to a specific area of the world or company. Direct investment in natural resources can also present concerns and expenses related to the delivery, storage, protection and maintenance of such resources, such investments may potentially be more illiquid than investments in securities and there may be more difficulty determining their market value.

Subchapter M of the Code states that a corporation will not qualify as a regulated investment company unless, among other things, 90% of its gross income is derived from dividends, interest, and gains from the sale of securities (typically referred to as “qualifying income”). For purposes of this test, income received from direct investments in natural resources, or derivatives based on commodities, is not “qualifying income” and, therefore, may not exceed 10% of the Global Natural Resources Fund’s gross income for its taxable year. This tax requirement could cause the Global Natural Resources Fund to hold or sell such investments or other securities when it would not otherwise do so.

Other Investment Techniques and Opportunities. The Funds may take certain actions with respect to merger proposals, tender offers, conversion of equity-related securities and other investment opportunities with the objective of enhancing the portfolio’s overall return, regardless of how these actions may affect the weight of the particular securities in the Funds’ portfolios.

26     Statement of Additional Information  ■  TIAA-CREF Funds

Industry Concentration. With the exception of the Real Estate Securities and Global Natural Resources Funds, none of the Funds will concentrate more than 25% of its total assets in any one industry.

Special Risks Related to Cyber Security. With the increased use of technologies such as the Internet to conduct business, the Funds and their service providers (including, but not limited to, the Funds’ custodian, transfer agent and financial intermediaries) are susceptible to cyber security risks. In general, cyber security attacks can result from infection by computer viruses or other malicious software or from deliberate actions or unintentional events, including gaining unauthorized access through “hacking” or other means to digital systems, networks, or devices that are used to service the Funds’ operations in order to misappropriate assets or sensitive information, corrupt data, or cause operational disruption. Cyber security attacks can also be carried out in a manner that does not require gaining unauthorized access, including by carrying out a “denial-of-service” attack on a Fund or its service providers’ websites. In addition, authorized persons could inadvertently or intentionally release confidential or proprietary information stored on the Trust’s or a Fund's systems.

Cyber security failures by Advisors, other service providers, or the issuers of the portfolio securities in which a Fund invests have the ability to result in disruptions to and impacts on business operations. Such disruptions or impacts may result in financial losses, interference with the Funds’ ability to calculate their NAV, barriers to trading, Fund shareholders’ inability to transact business with a Fund, violations of applicable federal and state privacy or other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. The Funds may incur additional, incremental costs to prevent and mitigate the risks of cyber security attacks or incidents in the future. The Funds and their shareholders could be negatively impacted by such attacks or incidents. Although Advisors has established business continuity plans and risk-based processes and controls to address such cyber security risks, there are inherent limitations in such plans and systems in part due to the evolving nature of technology and cyber security attack tactics. As a result, it is possible that the Funds, Advisors or a Fund’s service providers will not be able to adequately identify or prepare for all cyber security attacks. In addition, the Funds cannot directly control the cyber security plans or systems implemented by their service providers.

Liquidation of Funds. The Board of Trustees may determine to close and/or liquidate a Fund at any time, which may have adverse tax consequences to shareholders. In the event of the liquidation of a Fund, shareholders will receive a liquidating distribution in cash or in-kind equal to their proportionate interest in the Fund. A liquidating distribution may be a taxable event to shareholders, resulting in a gain or loss for tax purposes, depending upon a shareholder’s basis in his or her shares of the Fund. A shareholder of a liquidating Fund will not be entitled to any refund or reimbursement of expenses borne, directly or indirectly, by the shareholder (such as shareholder account fees (if any) or fund operating expenses), and a shareholder may receive an amount in liquidation less than the shareholder’s original investment.

Portfolio Turnover. Generally, the transactions in which a Fund engages are reflected in the Fund's portfolio turnover rate (although the Money Market Fund does not have a portfolio turnover rate). The rate of portfolio turnover is calculated by dividing the lesser of the amount of purchases or sales of portfolio securities during the fiscal year by the monthly average of the value of the Fund’s portfolio securities (excluding from the computation all securities, including options, with maturities at the time of acquisition of one year or less). A high rate of portfolio turnover for a Fund generally involves correspondingly greater brokerage commission expenses, which must be borne directly by the Fund and ultimately by the Fund’s shareholders. However, because portfolio turnover is not a limiting factor in determining whether or not to sell portfolio securities, a particular investment may be sold at any time, if investment judgment or account operations make a sale advisable.

For the fiscal year ended October 31, 2014, the portfolio turnover rates of some of the Equity Funds significantly changed from portfolio turnover rates in 2013 as a result of a variety of factors.

The International Equity Fund’s portfolio turnover rate decreased to 85% for the twelve-month period ended October 31, 2014 as compared with 130% for the twelve-month period ended October 31, 2013. The decrease in portfolio turnover was primarily attributable to the Fund staying focused on its medium- and longer-term investment horizon rather than reacting to the macroeconomic and geo-political headlines throughout the period.

The S&P 500 Index Fund’s portfolio turnover rate increased to 9% for the twelve-month period ended October 31, 2014 as compared with 4% for the twelve-month period ended October 31, 2013. The increase in portfolio turnover was primarily attributable to higher transaction activity due to Fund sales.

The International Equity Index Fund’s portfolio turnover rate increased to 5% for the twelve-month period ended October 31, 2014 as compared with 3% for the twelve-month period ended October 31, 2013. The increase in portfolio turnover was primarily attributable to higher transaction activity due to Fund sales as well as large sales of ETFs to reinvest into underlying index securities.

The Enhanced International Equity Index Fund’s portfolio turnover rate decreased to 71% for the twelve-month period ended October 31, 2014 as compared with 110% for the twelve-month period ended October 31, 2013. The decrease in portfolio turnover was a result of inflows and effectiveness of the Fund’s stock scoring model. These factors allowed for smaller and less frequent rebalances in the portfolio.

TIAA-CREF Funds  ■  Statement of Additional Information     27

The Growth & Income Fund’s portfolio turnover rate decreased to 98% for the twelve-month period ended October 31, 2014 as compared with 146% for the twelve-month period ended October 31, 2013. The decrease in portfolio turnover reflected effective positioning in the portfolio given the current market environment, resulting in less transaction activity.

For the fiscal year ended March 31, 2015, the portfolio turnover rates of the Inflation-Linked Bond Fund and the Real Estate Securities Fund significantly changed from the Funds’ respective portfolio turnover rates in 2014 as a result of a variety of factors.

The Inflation-Linked Bond Fund’s portfolio turnover rate increased to 17% for the twelve-month period ended March 31, 2015, as compared with 10% for the twelve-month period ended March 31, 2014. The increase in portfolio turnover was primarily a result of increased trading activity with respect to U.S. Treasury securities and U.S. Treasury Inflation-Indexed Securities due to inflationary conditions throughout the period.

The Real Estate Securities Fund’s portfolio turnover rate decreased to 29% for the twelve-month period ended March 31, 2015, as compared with 65% for the twelve-month period ended March 31, 2014. The decrease in portfolio turnover was primarily attributable to a focus on a lesser number of portfolio holdings, and in particular on securities with medium and longer-term investment horizons that the Fund’s portfolio managers believed were favorable, resulting in less frequent trading in the Fund.

Note that descriptions of the other Funds’ portfolio turnover rates are not included because either their portfolio turnover rates did not change significantly over the periods addressed above or they were not operational during these periods.

The Funds do not have fixed policies on portfolio turnover, although, because a higher portfolio turnover rate will increase brokerage costs, Advisors will carefully weigh the added costs of short-term investment against the gains anticipated from such transactions. To the extent that the Funds have investors that are funds or pools managed by Advisors, transaction activity by these funds or pools may contribute to the Funds’ portfolio turnover rate and may increase the Funds’ brokerage costs.

Disclosure of portfolio holdings

The Board has adopted policies and procedures reasonably designed to prevent selective disclosure of each Fund’s portfolio holdings to third parties, other than disclosures of Fund portfolio holdings that are consistent with the best interests of Fund shareholders. Fund portfolio holdings disclosure refers to sharing of positional information at the security or investment level either in dollars, shares, or as a percentage of the Fund’s market value. As a general rule, except as described below, the Trust and Advisors will not disclose a Fund’s portfolio holdings to third parties, except as of the end of a calendar month, and no earlier than the 20th day following month-end. The Trust and Advisors may disclose a Fund’s portfolio holdings to all third parties who request it after that period.

With respect to the Money Market Fund, the Fund posts on its website (www.tiaa-cref.org) the Fund’s portfolio holdings as of the last business day of each calendar month within five business days after the end of such month. Such postings will remain accessible on the Fund’s website for at least six calendar months.

The Trust and Advisors may disclose a Fund’s portfolio holdings to third parties outside the time restrictions described above as follows:

• The ten largest portfolio holdings of any Fund and all holdings of any fund of funds may be disclosed to third parties ten days after the end of the calendar month. Individual securities outside of the top ten that were materially positive or negative detractors to Fund performance may also be distributed in broadly disseminated portfolio commentaries beginning ten days after the end of the calendar month.

• Fund portfolio holdings in any particular security can be made available to stock exchanges, regulators or issuers, in each case subject to approval of the Trust’s or Advisors’ Chief Compliance Officer or an attorney employed by Advisors holding the title of Managing Director and General Counsel or above.

• Fund portfolio holdings can be made available to rating and ranking organizations (e.g., Morningstar) subject to a written confidentiality agreement between the recipient and Advisors that includes provisions restricting trading on the information provided.

• Fund portfolio holdings can be made available to any other third party, as long as the recipient has a legitimate business need for the information and the disclosure of Fund portfolio holdings information to that third party is:

• approved by an individual holding the title of Funds Treasurer, Chief Investment Officer, Executive Vice President or above; and

• approved by an individual holding the title of Managing Director and General Counsel or above; and

• reported to the Trust’s and the Advisors’ Chief Compliance Officer; and

• subject to a written confidentiality agreement between the recipient and Advisors under which the third party agrees not to trade on the information provided.

28     Statement of Additional Information  ■  TIAA-CREF Funds

• As may be required by law or by the rules or regulations of the SEC or by the laws or regulations of a foreign jurisdiction in which the Fund invests.

On an annual basis, the respective Boards of Trustees of the Trust and of Advisors receive a report on compliance with these portfolio holdings disclosure procedures, as well as a current copy of the procedures for their review and approval and will identify any potential conflicts between Advisors’ interests and those of Fund shareholders in connection with these disclosures.

Currently, the Funds have ongoing arrangements to disclose, in accordance with the time restrictions and other provisions of the Funds’ portfolio holdings disclosure policy, the portfolio holdings of the Funds to the following recipients: Lipper, Inc., a Reuters Company; Morningstar, Inc.; Mellon Analytical Solutions; S&P; The Thomson Corporation; Command Financial Press; the Investment Company Institute; R.R. Donnelley; Bloomberg Finance, L.P.; Data Explorers Limited; eA Data Automation Services LLC; Markit on Demand; Objectiva Software (d/b/a Nu:Pitch); CoreOne Technologies; Cabot Research, LLC; Glass, Lewis & Co., LLC; Brown Brothers Harriman & Co.; Fidelity Information Services, LLC; and the lenders under the Funds’ credit facility (Deutsche Bank AG New York Branch, JPMorgan Chase Bank, N.A., Citibank, N.A., State Street and Trust Company, Bank of America, N.A., Barclays Bank PLC, Credit Suisse AG, Cayman Islands Branch, Goldman Sachs Bank USA, Morgan Stanley Bank, N.A., HSBC Bank USA, National Association, The Royal Bank of Scotland plc, The Bank of New York Mellon, The Northern Trust Company, U.S. Bank National Association and BMO Harris Financing, Inc.). The Funds’ portfolio holdings are also disclosed on TIAA-CREF’s corporate website at www.tiaa-cref.org. Certain of these entities receive portfolio holdings information prior to 20 days after the end of the most recent calendar month. No compensation was received by the Funds, Advisors or their affiliates as part of these arrangements to disclose portfolio holdings of the Funds.

In addition, occasionally the Trust and Advisors disclose to certain broker-dealers a Fund’s portfolio holdings, in whole or in part, in order to assist the portfolio managers when they are determining the Fund’s portfolio management and trading strategies. These disclosures are done in accordance with the Funds’ portfolio holdings disclosure policy and are covered by confidentiality agreements. Disclosures of portfolio holdings information will be made to the Funds’ independent registered public accounting firm in connection with the preparation of public filings. Disclosure of portfolio holdings information, including current portfolio holdings information, may be made to counsel to the Funds or counsel to the Funds’ independent trustees in connection with periodic meetings of the Board of Trustees and otherwise from time to time in connection with the Funds’ operations. Also, State Street Bank and Trust Company, as the Funds’ custodian, fund accounting agent and securities lending agent, receives a variety of confidential information (including portfolio holdings) in order to process, account for and safe keep the Funds’ assets.

The entities to which the Funds voluntarily disclose portfolio holdings information are required, either by explicit agreement or by virtue of their respective duties to the Funds, to maintain the confidentiality of the information disclosed. There can be no assurance that the Funds’ policies and procedures regarding selective disclosure of the Funds’ holdings will protect the Funds from potential misuse of that information by individuals or entities to which it is disclosed.

The Funds send summaries of their portfolio holdings to shareholders semiannually as part of the Funds’ annual and semiannual reports. Full portfolio holdings are also filed with the SEC and can be accessed from the SEC’s website at www.sec.gov approximately 60 days after the end of each quarter (through Forms N-CSR and N-Q) and five business days after the end of each month for the Money Market Fund (through Form N-MFP). You can request more frequent portfolio holdings information, subject to the Funds’ policy as stated above, by writing to the Funds at TIAA-CREF Funds, P.O. Box 4674, New York, NY 10164.

In addition, Advisors has adopted a policy regarding distribution of portfolio attribution analyses and related data and commentary (“Portfolio Data”). This policy permits Advisors and/or Teachers Personal Investors Services, Inc. (“TPIS”), a broker-dealer affiliated with Advisors, to provide oral or written information about the Funds, including, but not limited to, how each Fund’s investments are divided among: various sectors; industries; countries; value and growth stocks; small-, mid- and large-cap stocks; and various asset classes such as stocks, bonds, currencies and cash; as well as types of bonds, bond maturities, bond coupons and bond credit quality ratings. Portfolio Data may also include information on how these various weightings and factors contributed to Fund performance including the attribution of a Fund’s return by asset class, sector, industry and country. Portfolio Data may also include various financial characteristics of a Fund or its underlying portfolio securities, including, but not limited to, alpha, beta, R-squared, duration, maturity, information ratio, Sharpe ratio, earnings growth, pay-out ratio, price/book value, projected earnings growth, return on equity, standard deviation, tracking error, weighted average quality, market capitalization, percent debt to equity, price to cash flow, dividend yield or growth, default rate, portfolio turnover and risk and style characteristics.

Portfolio Data may be based on a Fund’s most recent quarter-end portfolio, month-end portfolio or some other interim period. Portfolio Data may be provided to members of the press, participants in the Fund, persons considering investing in the Fund, or representatives of such participants or potential participants, such as consultants, financial intermediaries, fiduciaries of a 401(k) plan or a trust and their advisers and rating and ranking organizations. While Advisors and/or TPIS will provide Portfolio Data to persons upon appropriate request, the content and nature of the information provided to any person or category of persons may differ. Please contact TIAA-CREF for information about obtaining Portfolio Data. Advisors and/or TPIS may restrict

TIAA-CREF Funds  ■  Statement of Additional Information     29

access to any or all Portfolio Data in its sole discretion, including, but not limited to, if Advisors and/or TPIS believes the release of such Portfolio Data may be harmful to the Fund.

Management of the Trust

The Board of Trustees

The Trust is governed by its Board, which oversees the Trust’s business and affairs. The Board delegates the day-to-day management of the Funds to Advisors and the officers of the Trust (see below).

Board leadership structure and related matters

The Board is composed of ten trustees (the “Trustees”), all of whom are independent or disinterested, which means that they are not “interested persons” of the Funds as defined in Section 2(a)(19) of the 1940 Act (independent Trustees). One of the independent Trustees, Howell E. Jackson, serves as the Chairman of the Board. The Chairman’s responsibilities include: coordinating with management in the preparation of the agenda for each meeting of the Board; presiding at all meetings of the Board; and serving as a liaison with other Trustees, the Trust’s officers and other management personnel, and counsel to the independent Trustees. The Chairman performs such other duties as the Board may from time to time determine. The Principal Executive Officer of the Trust does not serve on the Board.

The Board meets periodically to review, among other matters, the Funds’ activities, contractual arrangements with companies that provide services to the Funds and the performance of the Funds’ investment portfolios. The Board holds regularly scheduled in-person meetings and regularly scheduled meetings by telephone each year and may hold special meetings, as needed, either in person or by telephone, to address matters arising between regular meetings. During a portion of each regularly scheduled in-person meeting and, as the Board may determine, at its other meetings, the Board meets without management present.

The Board has established a committee structure that includes (i) six standing committees, each composed solely of independent Trustees and chaired by an independent Trustee, and (ii) one non-standing committee (which, when constituted, shall be composed solely of independent Trustees and chaired by an independent Trustee), both as described below. The Board, with the assistance of its Nominating and Governance Committee, periodically evaluates its structure and composition as well as various aspects of its operations. The Board believes that its leadership and operating structure, which includes its committees and having an independent Trustee in the position of Chairman of the Board and of each committee, provides for independent oversight of management and is appropriate for the Trust in light of, among other factors, the asset size and nature of the Trust and the Funds, the number of Funds overseen by the Board, the number of other funds overseen by the Trustees as the trustees of other investment companies in the TIAA-CREF Fund Complex, the arrangements for the conduct of the Funds’ operations, the number of Trustees, and the Board’s responsibilities.

The Trust is part of the TIAA-CREF Fund Complex, which is composed of the 65 funds within the Trust (including the TIAA-CREF Lifecycle Funds, TIAA-CREF Lifecycle Index Funds, TIAA-CREF Lifestyle Funds and the Managed Allocation Fund), the 11 funds within TCLF, the 8 Accounts within CREF and the single portfolio within VA-1. The same persons who constitute the Board also constitute, and Prof. Jackson also serves as the Chairman of, the respective boards of trustees of CREF and TCLF and the Management Committee of VA-1.

Qualifications of Trustees

The Board believes that each of the Trustees is qualified to serve as a Trustee of the Trust based on a review of the experience, qualifications, attributes or skills of each Trustee. The Board bases this view on its consideration of a variety of criteria, no single one of which is controlling. Generally, the Board looks for: character and integrity; ability to review critically, evaluate, question and discuss information provided and exercise effective business judgment in protecting shareholder interests; and willingness and ability to commit the time necessary to perform the duties of trustee. Each Trustee’s ability to perform his or her duties effectively is evidenced by his or her experience in one or more of the following fields: management, consulting, and/or board experience in the investment management industry; academic positions in relevant fields; management, consulting, and/or board experience with public companies in other fields, non-profit entities or other organizations; educational background and professional training; and experience as a Trustee of the Trust and other funds in the TIAA-CREF Fund Complex.

Information indicating certain of the specific experience and relevant qualifications, attributes and skills of each Trustee relevant to the Board’s belief that the Trustee should serve in this capacity is provided in the table below. The table includes, for each Trustee, positions held with the Trust, length of office and time served, and principal occupations in the last five years. The table also includes the number of portfolios in the fund complex overseen by each Trustee and certain directorships held by each of them in the last five years.

30     Statement of Additional Information  ■  TIAA-CREF Funds

Risk oversight

Day-to-day management of the various risks relating to the administration and operation of the Trust and the Funds is the responsibility of management, which includes professional risk management staff. The Board oversees this risk management function consistent with and as part of its oversight responsibility. The Board performs this risk management oversight directly and, as to certain matters, through its standing committees (which are described below) and, at times, through its use of ad hoc committees. The following provides an overview of the principal, but not all, aspects of the Board’s oversight of risk management for the Trust and the Funds. The Board recognizes that it is not possible to identify all of the risks that may affect the Trust and the Funds or to develop procedures or controls that eliminate the Trust’s and the Funds’ exposure to all of these risks.

In general, a Fund’s risks include, among others, market risk, credit risk, liquidity risk, valuation risk, operational risk, reputational risk, and regulatory compliance risk. The Board has adopted, and periodically reviews, policies and procedures designed to address these and other risks to the Trust and the Funds. In addition, under the general oversight of the Board, Advisors, the investment manager and administrator for each Fund, and other service providers to the Funds have themselves adopted a variety of policies, procedures and controls designed to address particular risks to the Funds. Different processes, procedures and controls are employed with respect to different types of risks.

The Board also oversees risk management for the Trust and the Funds through receipt and review by the Board or its committee(s) of regular and special reports, presentations and other information from officers of the Trust and other persons, including from the Chief Risk Officer or other senior risk management personnel for Advisors and its affiliates. Senior officers of the Trust, senior officers of Advisors and its affiliates (collectively, “TIAA-CREF”), and the Funds’ Chief Compliance Officer (“CCO”) regularly report to the Board and/or one or more of the Board’s standing committees on a range of matters, including those relating to risk management. The Board also regularly receives reports, presentations and other information from Advisors with respect to the investments and securities trading of the Funds. At least annually, the Board receives a report from the Funds’ CCO regarding the effectiveness of the Funds’ compliance program. Also, on an annual basis, the Board receives reports, presentations and other information from TIAA-CREF in connection with the Board’s consideration of the renewal of each of the Trust’s investment management agreements with Advisors and the Trust's distribution plans under Rule 12b-1 under the 1940 Act.

Officers of the Trust and of TIAA-CREF also report regularly to the Audit and Compliance Committee on the Trust’s internal controls over financial reporting and accounting and financial reporting policies and practices. The Funds’ CCO reports regularly to the Audit and Compliance Committee on compliance matters, and the TIAA-CREF Chief Auditor reports regularly to the Audit and Compliance Committee regarding internal audit matters. In addition, the Audit and Compliance Committee receives regular reports from the Trust’s independent registered public accounting firm on internal control and financial reporting matters.

The Operations Committee receives regular reports, presentations and other information from Trust officers and from Fund management personnel regarding valuation and other operational matters. In addition to regular reports, presentations and other information from Advisors and other TIAA-CREF personnel, the Operations Committee receives reports, presentations and other information regarding other service providers to the Trust, either directly or through the Trust’s officers, other TIAA-CREF personnel or the Funds’ CCO, on a periodic or regular basis.

The Investment Committee regularly receives reports, presentations and other information from Advisors with respect to the investments, securities trading and other portfolio management aspects of the Funds.

The Corporate Governance and Social Responsibility Committee regularly receives reports, presentations, and other information from Advisors regarding the voting of proxies of the Funds’ portfolio companies.

The Nominating and Governance Committee routinely monitors various aspects of the Board's structure and oversight activities, including reviewing matters such as the workload of the Board, the balance of responsibilities delegated among the Board's committees and the relevant skill sets of Board members. On an annual basis, the Nominating and Governance Committee reviews the independent status of each Trustee under the 1940 Act and the independent status of counsel to the independent Trustees.

TIAA-CREF Funds  ■  Statement of Additional Information     31

Disinterested Trustees

Name, address and year of birth (“YOB”)	Position(s) held with registrant	Term of office and length of time served	Principal occupation(s) during past 5 years and other relevant experience and qualifications	Number of portfolios in fund complex overseen	Other directorships held

Forrest Berkley c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1954	Trustee	Indefinite term. Trustee since 2006.	Retired Partner (since 2006), Partner (1990–2005) and Head of Global Product Management (2003–2005), GMO (formerly, Grantham, Mayo, Van Otterloo & Co.) (investment management), and member of asset allocation portfolio management team, GMO (2003–2005). Mr. Berkley has particular experience in investment management, global operations and finance, as well as experience with non-profit organizations and foundations.	85

Director, The Maine Coast Heritage Trust; Investment Committee Member, Maine Community Foundation, and the Elmina B. Sewall Foundation; Trustee, Maine Chapter of The Nature Conservancy; Former Director and member of the Investment Committee of the Boston Athenaeum; Former Director of GMO and the Appalachian Mountain Club.

Nancy A. Eckl c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Trustee	Indefinite term. Trustee since 2007.	Vice President (1990–2006), American Beacon Advisors, Inc. and of certain funds advised by American Beacon Advisors, Inc. Ms. Eckl has particular experience in investment management, mutual funds, pension plan management, finance, accounting and operations. Ms. Eckl is designated as an audit committee financial expert and is licensed as a certified public accountant in the State of Texas.	85

Independent Director, The Lazard Funds, Inc., Lazard Retirement Series, Inc., Lazard Global Total Return and Income Fund, Inc. and Lazard World Dividend & Income Fund, Inc.; Independent Trustee, Lazard Alternative Emerging Markets 1099 Fund.

Michael A. Forrester c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1967	Trustee	Indefinite term. Trustee since 2007.	Chief Executive Officer (since 2014), Chief Operating Officer, Copper Rock Capital Partners, LLC (2007–2014). Chief Operating Officer, DDJ Capital Management (2003–2006). Mr. Forrester has particular experience in investment management, institutional marketing and product development, operations management, alternative investments and experience with non-profit organizations.	85	Director, Copper Rock Capital Partners, LLC (investment adviser).

Howell E. Jackson c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1954	Trustee	Indefinite term. Chairman for term ending December 31, 2015. Trustee since 2005. Chairman since January 1, 2013.	James S. Reid, Jr. Professor of Law (since 2004), Senior Advisor to President and Provost (2010–2012), Acting Dean (2009), Vice Dean for Budget (2003–2006), and on the faculty (since 1989) of Harvard Law School. Prof. Jackson has particular experience in law, including the federal securities laws, consumer protection, finance, pensions and social security, and organizational management and education.	85	Director, D2D Fund.

Nancy L. Jacob c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1943	Trustee	Indefinite term. Trustee since 1999.	Principal, NL Jacob Consultant (economic and business consultant) (since 2012). President and Founder (2006–2012) of NLJ Advisors, Inc. (investment adviser). President and Managing Principal, Windermere Investment Associates (1997–2006). Dr. Jacob has particular experience in education, finance, economics, private wealth management and related services.	85	None

32     Statement of Additional Information  ■  TIAA-CREF Funds

Name, address and year of birth (“YOB”)	Position(s) held with registrant	Term of office and length of time served	Principal occupation(s) during past 5 years and other relevant experience and qualifications	Number of portfolios in fund complex overseen	Other directorships held
Thomas J. Kenny c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1963	Trustee	Indefinite term. Trustee since 2011.	Partner (2004–2010) and Managing Director (1999–2010), Goldman Sachs Asset Management. Mr. Kenny has particular experience in investment management of mutual funds and alternative investments, finance, and operations management, as well as experience on nonprofit boards.	85

Director, Aflac Insurance, Sansum Clinic and cielo24; Investment committee member, Cottage Health System; Member, University of California at Santa Barbara Arts and Lectures Advisory Council; Trustee and Chairman, Crane Country Day School. Former Member, United States Olympics Paralympics Advisory Committee. Former Investment committee member, College of Mount Saint Vincent.

Bridget A. Macaskill c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1948	Trustee	Indefinite term. Trustee since 2003.	Chief Executive Officer (since 2010), President (since 2009) and Chief Operating Officer (2009–2010) of First Eagle Investment Management, LLC. Principal, BAM Consulting, LLC (2003–2009). Independent Consultant for Merrill Lynch (2003–2009). Ms. Macaskill has particular experience in investment management, finance, marketing, global operations management and organizational development, as well as experience on educational and other non-profit boards.	85

Director, Arnhold and S. Bleichroeder Holdings; First Eagle Investment Management, LLC; Jupiter Fund Management, plc; American Legacy Foundation (Investment Committee); University of Edinburgh (Campaign Board); the North Shore Land Alliance; and Close Brothers Group plc. Former Director, Prudential plc; J Sainsbury plc; British-American Business Council; Scottish and Newcastle plc (brewer); Governor’s Committee on Scholastic Achievement; William T. Grant Foundation; and Federal National Mortgage Association (Fannie Mae).

James M. Poterba c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1958	Trustee	Indefinite term. Trustee since 2006.	President and Chief Executive Officer, National Bureau of Economic Research (“NBER”) (since 2008); Mitsui Professor of Economics, Massachusetts Institute of Technology (“MIT”) (since 1996); Affiliated Faculty Member of the Finance Group, Alfred P. Sloan School of Management (since 2014); Head (2006–2008) and Associate Head (1994–2000 and 2001–2006), Economics Department of MIT; and Program Director, NBER (1990–2008). Prof. Poterba has particular experience in education, economics, finance, tax, and organizational development.	85

Director, The Alfred P. Sloan Foundation and National Bureau of Economic Research; Member, Congressional Budget Office Panel of Economic Advisers. Former Director, The Jeffrey Company and the Jeflion Company (unregistered investment companies).

Maceo K. Sloan c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1949	Trustee	Indefinite term. Trustee since 1999.	Chairman, President and Chief Executive Officer, Sloan Financial Group, Inc. (since 1991); Chairman, Chief Executive Officer (since 1991) and Chief Investment Officer (1991–2013), NCM Capital Management Group, Inc.; Chairman, Chief Executive Officer (since 2003) and Chief Investment Officer (2003–2013), NCM Capital Advisers, Inc.; and Chairman, President and Principal Executive Officer, NCM Capital Investment Trust (2007–2012). Mr. Sloan has particular experience in investment management, finance and organizational development.	85

Director, SCANA Corporation (energy holding company). Former Director, M&F Bancorp, Inc. and NCM Capital Investment Trust. Former Member, Duke Children’s Hospital and Health Center National Board of Advisors.

TIAA-CREF Funds  ■  Statement of Additional Information     33

Name, address and year of birth (“YOB”)	Position(s) held with registrant	Term of office and length of time served	Principal occupation(s) during past 5 years and other relevant experience and qualifications	Number of portfolios in fund complex overseen	Other directorships held
Laura T. Starks c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1950	Trustee	Indefinite term. Trustee since 2006.	Associate Dean for Research (since 2011), McCombs School of Business, University of Texas at Austin (“McCombs”), and Director, AIM Investment Center at McCombs (since 2000). The Charles E. and Sarah M. Seay Regents Chair in Finance (since 2002) and Professor, University of Texas at Austin (since 1987). Chairman, Department of Finance, University of Texas at Austin (2002–2011). Dr. Starks has particular experience in education, finance, mutual funds and retirement systems.	85

Member of the Board of Governors of the Investment Company Institute, the Governing Council of Independent Directors Council (an association for mutual fund directors), and Investment Advisory Committee, Employees Retirement System of Texas. Former Director/Trustee, USAA Mutual Funds.

Officers

The table below includes certain information about the officers of the Trust, including positions held with the Trust, length of office and time served, and principal occupations in the last five years.

Name, address and year of birth (“YOB”)	Position(s) held with registrant	Term of office and length of time served	Principal occupation(s) during past 5 years

Richard S. Biegen TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Chief Compliance Officer	One-year term. Vice President and Chief Compliance Officer since 2008.

Managing Director, Senior Compliance Officer of Teachers Insurance and Annuity Association of America (“TIAA”). Chief Compliance Officer of the College Retirement Equities Fund (“CREF”), TIAA Separate Account VA-1, TIAA-CREF Funds, and TIAA-CREF Life Funds (collectively, the “TIAA-CREF Fund Complex”).

Carol W. Deckbar TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Executive Vice President	One-year term. Executive Vice President since 2013.	Executive Vice President, Chief Executive Officer of TIAA-CREF Asset Management LLC ("TCAM") and Executive Vice President of the TIAA-CREF Fund Complex.

Phillip G. Goff TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1963	Principal Financial Officer, Principal Accounting Officer and Treasurer	One-year term. Principal Financial Officer, Principal Accounting Officer and Treasurer since 2007.

Senior Vice President, Corporate Controller of TIAA. Treasurer of CREF; Chief Financial Officer, Principal Accounting Officer and Treasurer of TIAA Separate Account VA-1; Principal Financial Officer, Principal Accounting Officer and Treasurer of the TIAA-CREF Funds and TIAA-CREF Life Funds.

Stephen Gruppo TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1959	Executive Vice President	One-year term. Executive Vice President since 2009.	Executive Vice President, Chief Risk Officer of TIAA. Executive Vice President of the TIAA-CREF Fund Complex.

Robert G. Leary TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1961	President and Principal Executive Officer	One-year term. President and Principal Executive Officer since 2013.

Executive Vice President and President of Asset Management of TIAA. Principal Executive Officer and Executive Vice President of CREF and VA-1. President and Principal Executive Officer of TIAA-CREF Funds and TIAA-CREF Life Funds. Prior to joining TIAA, Mr. Leary served as a Representative, Securities Research, Inc.; President and Chief Operating Officer, U.S., ING Americas; Chief Executive Officer, ING Insurance US; and Chairman and Chief Executive Officer, ING Investment Management, Americas.

Ronald R. Pressman TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1958	Executive Vice President	One-year term. Executive Vice President since 2012.

Executive Vice President and Chief Operating Officer of TIAA, and Executive Vice President of the TIAA-CREF Fund Complex. Prior to joining TIAA, Mr. Pressman served as President and Chief Executive Officer of General Electric Capital Real Estate.

Phillip T. Rollock TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Senior Managing Director and Corporate Secretary	One-year term. Senior Managing Director since 2013 and Corporate Secretary since 2012.	Senior Managing Director, Corporate Secretary of TIAA and the TIAA-CREF Fund Complex.

34     Statement of Additional Information  ■  TIAA-CREF Funds

Name, address and year of birth (“YOB”)	Position(s) held with registrant	Term of office and length of time served	Principal occupation(s) during past 5 years
Otha T. Spriggs, III TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1951	Executive Vice President	One-year term. Executive Vice President since 2012.

Executive Vice President and Chief Human Resources Officer of TIAA and Executive Vice President of the TIAA-CREF Fund Complex. Prior to joining TIAA, Mr. Spriggs served as Senior Vice President of Human Resources, Boston Scientific; President of Integrated People Solutions; Senior Vice President, Human Resources and various human resources leadership roles, CIGNA Corp.

Edward D. Van Dolsen TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1958	Executive Vice President	One-year term. Executive Vice President since 2006.	Executive Vice President, President of Retirement and Individual Financial Services) of TIAA, and Executive Vice President of the TIAA-CREF Fund Complex.

Constance K. Weaver TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1952	Executive Vice President	One-year term. Executive Vice President since 2010.

Executive Vice President, Chief Marketing Officer of TIAA and Executive Vice President of the TIAA-CREF Fund Complex. Prior to joining TIAA, Ms. Weaver served as Senior Vice President, The Hartford Financial Services Group, Inc.

Equity ownership of the Trustees

The following chart includes information relating to equity securities that are beneficially owned by the Trustees of the Trust in the Funds and in the same “family of investment companies” as the Funds, as of December 31, 2014. At that time, the Funds’ family of investment companies included the Funds and all of the other then-existing series of the Trust, CREF, TCLF and VA-1, each a registered investment company.

Name of Trustee	Dollar range of equity securities in the registrant	Aggregate dollar range of equity securities in all registered investment companies overseen in family of investment companies

Forrest Berkley	International Equity Fund: Over $100,000	Over $100,000
International Equity Index Fund: Over $100,000
Large-Cap Growth Index Fund: Over $100,000

Nancy A. Eckl	Emerging Markets Equity Index Fund: $50,001–100,000	Over $100,000
Growth & Income Fund: Over $100,000
High-Yield Fund: $10,001–50,000
International Equity Fund: $10,001–50,000
Large-Cap Growth Fund: $1–10,000
Large-Cap Value Fund: $50,001–100,000
Small-Cap Blend Index Fund: $50,001–100,000
Social Choice Equity Fund: $10,001–50,000
1

Michael A. Forrester	S&P 500 Index Fund: $50,001–100,000	Over $100,000

Howell E. Jackson	Emerging Markets Equity Fund: $1–10,000	Over $100,000
International Equity Index Fund: Over $100,000

Nancy L. Jacob	Bond Fund: $50,001–100,000	Over $100,000
Emerging Markets Equity Fund: $50,001–100,000
Equity Index Fund: $10,001–50,000
Growth & Income Fund: Over $100,000
High-Yield Fund: $10,001–50,000
International Equity Fund: $10,001–50,000
Large-Cap Value Fund: $10,001–50,000
Mid-Cap Growth Fund: $50,001–100,000
Mid-Cap Value Fund: $50,001–100,000
Money Market Fund: Over $100,000
Real Estate Securities Fund: Over $100,000
Short-Term Bond Fund: $50,001–100,000
Small-Cap Equity Fund: $50,001–100,000

TIAA-CREF Funds  ■  Statement of Additional Information     35

Name of Trustee	Dollar range of equity securities in the registrant	Aggregate dollar range of equity securities in all registered investment companies overseen in family of investment companies

Thomas J. Kenny	Bond Fund: $10,001–50,000	Over $100,000
Bond Index Fund: $1–10,000
Emerging Markets Equity Fund: $10,001–50,000
Emerging Markets Equity Index Fund: $10,001–50,000
International Equity Index Fund: $10,001–50,000
Large-Cap Value Fund: $1–10,000
Large-Cap Value Index Fund: $10,001–50,000
Mid-Cap Value Fund: $10,001–50,000
Real Estate Securities Fund: $1–10,000
Small-Cap Blend Index Fund: $1–10,000
Social Choice Equity Fund: $10,001–50,000

Bridget A. Macaskill	Growth & Income Fund: Over $100,000	Over $100,000
High-Yield Fund: $50,001–100,000
International Equity Fund: $10,001–50,000
International Equity Index Fund: Over $100,000
Large-Cap Growth Fund: Over $100,000
Large-Cap Value Fund: Over $100,000
Mid-Cap Growth Fund: Over $100,000
Mid-Cap Value Fund: Over $100,000
Real Estate Securities Fund: $50,001–100,000
Small-Cap Equity Fund: Over $100,000

James M. Poterba	None	Over $100,000

Maceo K. Sloan	Emerging Markets Equity Fund: $50,001–100,000	Over $100,000
Emerging Markets Equity Index Fund: $50,001–100,000
Growth & Income Fund: Over $100,000
International Equity Index Fund: Over $100,000
Large-Cap Growth Fund: Over $100,000
Large-Cap Value Fund: Over $100,000
Mid-Cap Growth Fund: Over $100,000
Mid-Cap Value Fund: Over $100,000
Real Estate Securities Fund: Over $100,000
S&P 500 Index Fund: Over $100,000
Small-Cap Equity Fund: Over $100,000

Laura T. Starks	Emerging Markets Equity Fund: $50,001–100,000	Over $100,000
Growth & Income Fund: Over $100,000
High-Yield Fund: $10,001–50,000
International Equity Index Fund: Over $100,000
Large-Cap Growth Fund: Over $100,000
Large-Cap Growth Index Fund: $10,001–50,000
Large-Cap Value Fund: Over $100,000
Large-Cap Value Index Fund: $10,001–50,000
Mid-Cap Growth Fund: Over $100,000
Mid-Cap Value Fund: Over $100,000
S&P 500 Index Fund: $10,001–50,000
Small-Cap Blend Index Fund: $10,001–50,000
Small-Cap Equity Fund: Over $100,000
Social Choice Equity Fund: Over $100,000

Trustee and officer compensation

The following tables show the compensation from the Trust and the TIAA-CREF Fund Complex received by each Trustee for the Equity and Emerging Markets Debt Funds (other than the Social Choice International Equity Fund and the Social Choice Low Carbon Equity Fund, which were not yet operational) for the fiscal year ended October 31, 2014 and for the Fixed-Income and Real Estate Securities Funds (other than the Emerging Markets Debt Fund, which has a different fiscal year end, and the Short-Term Bond Index Fund, which was not yet operational) for the fiscal year ended March 31, 2015 (except as otherwise noted). The Trust’s officers received no compensation from the Trust for either of those fiscal years. For purposes of this chart, the TIAA-CREF Fund Complex consists of the Funds and all of the other then-existing series of the Trust, CREF, TCLF and VA-1, each a registered investment company.

36     Statement of Additional Information  ■  TIAA-CREF Funds

FISCAL YEAR ENDED 10/31/14

	Name	Aggregate compensation from the registrant[1]	Long-term compensation accrued as part of registrant expenses[2]	Total compensation paid from TIAA-CREF Fund Complex[1]

	Forrest Berkley[3]	$67,740.87	$18,036.75	$280,000.00
	Nancy A. Eckl	73,802.35	18,036.75	305,000.00
	Michael A. Forrester	75,014.64	18,036.75	310,000.00
	Howell E. Jackson	93,199.08	18,036.75	385,000.00
	Nancy L. Jacob[3]	70,165.46	18,036.75	290,000.00
	Thomas J. Kenny[3]	70,165.46	18,036.75	290,000.00
	Bridget A. Macaskill	78,651.53	18,036.75	325,000.00
	James M. Poterba[3]	75,014.64	18,036.75	310,000.00
	Maceo K. Sloan	70,165.46	18,036.75	290,000.00
	Laura T. Starks[3]	77,439.23	18,036.75	320,000.00
	Total:	751,358.72	180,367.54	3,105,000.00

[1]	Compensation figures include cash and amounts deferred under both the long-term compensation plan and optional deferred compensation plan described below.
[2]	Amounts deferred under the long-term compensation plan described below.
[3]

A portion of this compensation was not actually paid based on the prior election of the Trustee to defer receipt of payment in accordance with the provisions of a deferred compensation plan for non-officer Trustees described below. For the fiscal year ended October 31, 2014, Mr. Berkley elected to defer $210,000, Dr. Jacob elected to defer $172,125, Mr. Kenny elected to defer $215,000, Prof. Poterba elected to defer $235,000 and Dr. Starks elected to defer $240,000 of total compensation from the TIAA-CREF Fund Complex.

FISCAL YEAR ENDED 3/31/15

	Name	Aggregate compensation from the registrant[1]	Long-term compensation accrued as part of registrant expenses[2]	Total compensation paid from TIAA-CREF Fund Complex[1]

	Forrest Berkley[3]	$72,013.13	$19,435.33	$282,500.00
	Nancy A. Eckl	78,704.85	19,435.33	308,750.00
	Michael A. Forrester	80,935.42	19,435.33	317,500.00
	Howell E. Jackson	100,373.28	19,435.33	393,750.00
	Nancy L. Jacob[3]	73,287.74	19,435.33	287,500.00
	Thomas J. Kenny[3]	75,836.97	19,435.33	297,500.00
	Bridget A. Macaskill	83,803.30	19,435.33	328,750.00
	James M. Poterba[3]	80,935.42	19,435.33	317,500.00
	Maceo K. Sloan	75,836.97	19,435.33	297,500.00
	Laura T. Starks[3]	84,759.26	19,435.33	332,500.00
	Total:	806,486.34	194,353.28	3,163,750.00

[1]	Compensation figures include cash and amounts deferred under both the long-term compensation plan and optional deferred compensation plan described below.
[2]	Amounts deferred under the long-term compensation plan described below.
[3]

A portion of this compensation was not actually paid based on the prior election of the Trustee to defer receipt of payment in accordance with the provisions of a deferred compensation plan for non-officer Trustees described below. For the fiscal year ended March 31, 2015, Mr. Berkley elected to defer $206,250, Dr. Jacob elected to defer $211,250, Mr. Kenny elected to defer $221,250, Prof. Poterba elected to defer $241,250 and Dr. Starks elected to defer $256,250 of total compensation from the TIAA-CREF Fund Complex.

The Board has approved Trustee compensation at the following rates, effective since January 1, 2015: an annual retainer of $175,000; an annual long-term compensation contribution of $80,000; an annual committee chair fee of $20,000 ($30,000 for the chairs of the Operations Committee and Audit and Compliance Committee); an annual Board chair fee of $80,000; and an annual committee retainer of $20,000 ($25,000 for the Operations Committee and Audit and Compliance Committee). The chair and members of the Executive Committee and the members of the Special Emergency Valuation Committee do not normally receive fees for service on those committees. The Trustees may also receive special or ad hoc Board or committee fees, or related chair fees, as determined by the Board. Trustee compensation reflects service to all of the investment companies within the TIAA-CREF Fund Complex and is prorated to those companies based upon assets under management. The level of compensation is evaluated regularly and is based on a study of compensation at comparable companies, the time and responsibilities required of the Trustees, and the need to attract and retain well-qualified Board members.

The TIAA-CREF Fund Complex has a long-term compensation plan for non-officer Trustees. Currently, under this unfunded deferred compensation plan, annual contributions equal to $80,000 are allocated to notional investments in TIAA-CREF products (such as certain CREF annuities and/or certain Funds) selected by each Trustee. After the Trustee leaves the Board, benefits will be paid in a lump sum or in annual installments over 5, 10, 15 or 20 years, as requested by the Trustee. The Board may waive the mandatory retirement policy for the Trustees, which would delay the commencement of benefit payments until after the Trustee eventually retires from the Board. Pursuant to a separate deferred compensation plan, non-

TIAA-CREF Funds  ■  Statement of Additional Information     37

officer Trustees also have the option to defer payments of their basic retainer, additional retainers and/or meeting fees and allocate those amounts to notional investments in TIAA-CREF products (such as certain CREF annuities and/or certain Funds) selected by each Trustee. Benefits under that plan are also paid in a lump sum or annual installments over 5, 10, 15 or 20 years, as requested by the Trustee. The compensation table above does not reflect any payments under the long-term compensation plan.

The Trust has adopted a mandatory retirement policy for its Board of Trustees. Under this policy, Trustees shall cease to be members of the Board and resign their positions effective as of no later than the completion of the last scheduled in-person meeting of the Board while such person is 72 years of age. Such requirement may be waived with respect to one or more Trustees for reasonable time periods upon the unanimous approval and at the sole discretion of the Board of Trustees, and the Trustees eligible for the waiver are not permitted to vote on such proposal regarding their waiver.

Board committees

The Board of Trustees has appointed the following standing and non-standing committees and, in addition, may from time to time form certain committees on an “ad hoc” basis, each with specific responsibilities for aspects of the Trust's operations:

(1)  An Audit and Compliance Committee, consisting solely of independent Trustees, which assists the Board in fulfilling its oversight responsibilities relating to financial reporting, internal controls over financial reporting and certain compliance matters. The Audit and Compliance Committee is charged with approving and/or recommending for Board approval the appointment, compensation and retention (or termination) of the Funds’ independent registered public accounting firm. During the fiscal year ended March 31, 2015, the Audit and Compliance Committee held six meetings. During the fiscal year ended October 31, 2014, the Audit and Compliance Committee held six meetings. The current members of the Audit and Compliance Committee are Ms. Eckl (chair), Mr. Forrester, Prof. Jackson, Prof. Poterba and Mr. Sloan. Ms. Eckl has been designated as an “audit committee financial expert” as defined by the rules of the SEC.

(2)  An Investment Committee, consisting solely of independent Trustees, which assists the Board in fulfilling its oversight responsibilities for the Trust’s investments. During the fiscal year ended March 31, 2015, the Investment Committee held six meetings. During the fiscal year ended October 31, 2014, the Investment Committee held six meetings. The current members of the Investment Committee are Mr. Kenny (chair), Mr. Berkley, Ms. Eckl, Mr. Forrester, Dr. Jacob, Prof. Jackson, Ms. Macaskill, Prof. Poterba, Mr. Sloan and Dr. Starks.

(3) A Corporate Governance and Social Responsibility Committee, consisting solely of independent Trustees, which assists the Board in fulfilling its oversight responsibilities for corporate social responsibility and corporate governance issues, including the voting of proxies of portfolio companies of the Trust. During the fiscal year ended March 31, 2015, the Corporate Governance and Social Responsibility Committee held five meetings. During the fiscal year ended October 31, 2014, the Corporate Governance and Social Responsibility Committee held four meetings. The current members of the Corporate Governance and Social Responsibility Committee are Prof. Poterba (chair), Mr. Forrester, Prof. Jackson and Dr. Starks.

(4) An Executive Committee, consisting solely of independent Trustees, which generally is vested with full board powers between Board meetings on matters that arise between Board meetings. During the fiscal years ended March 31, 2015 and October 31, 2014, the Executive Committee held no meetings. The current members of the Executive Committee are Prof. Jackson (chair), Ms. Eckl, Ms. Macaskill and Mr. Sloan.

(5) A Nominating and Governance Committee, consisting solely of independent Trustees, which assists the Board in addressing internal governance matters of the Trust, including nominating certain Trust officers and the members of the standing committees of the Board, recommending candidates for election as Trustees, reviewing the qualification and independence of Trustees, conducting evaluations of the Trustees and of the Board and its committees and reviewing proposed changes to the Trust’s governing documents. During the fiscal year ended March 31, 2015, the Nominating and Governance Committee held five meetings. During the fiscal year ended October 31, 2014, the Nominating and Governance Committee held six meetings. The current members of the Nominating and Governance Committee are Dr. Starks (chair), Mr. Forrester, Prof. Jackson, Ms. Macaskill and Mr. Sloan.

(6) An Operations Committee, consisting solely of independent Trustees, which assists the Board in fulfilling its oversight responsibilities for operational matters of the Trust, including oversight of contracts with third-party service providers and certain legal, compliance, finance, sales and marketing matters. During the fiscal year ended March 31, 2015, the Operations Committee held seven meetings. During the fiscal year ended October 31, 2014, the Operations Committee held six meetings. The current members of the Operations Committee are Ms. Macaskill (chair), Mr. Berkley, Dr. Jacob, Mr. Kenny, and Dr. Starks.

(7) A Special Emergency Valuation Committee (the “Special Valuation Committee”) of Trustees, which considers one or more fair value determinations or methodologies to be used for fair valuation of portfolio securities in the event that a meeting is requested by Investment Management or Advisors due to extraordinary circumstances. During the fiscal years ended March 31, 2015 and October 31, 2014, the Special Valuation Committee held no meetings. At least three members of the Board

38     Statement of Additional Information  ■  TIAA-CREF Funds

shall be needed to constitute the Special Valuation Committee, and the chair shall be the member who is the longest serving Trustee on the Board.

Investors can recommend, and the Nominating and Governance Committee will consider, nominees for election as Trustees by providing potential nominee names and background information to the Secretary of the TIAA-CREF Funds. The Secretary’s address is: Office of the Corporate Secretary, 730 Third Avenue, New York, NY 10017-3206 or trustees@tiaa-cref.org.

Proxy voting policies

The Trust has adopted policies and procedures to govern the Funds’ voting of proxies of portfolio companies. The Trust seeks to use proxy voting as a tool to promote positive returns for long-term shareholders. The Trust believes that sound corporate governance practices and responsible corporate behavior create the framework from which public companies can be managed in the long-term interests of shareholders.

As a general matter, the Trust’s Board has delegated to Advisors responsibility for voting proxies of the Funds’ portfolio companies in accordance with the Trust’s Board approved guidelines developed and established by the Corporate Governance and Social Responsibility Committee. Guidelines for voting proxy proposals are articulated in the TIAA-CREF Policy Statement on Corporate Governance, attached as an Appendix to this SAI.

Advisors has a dedicated team of professionals responsible for reviewing and voting proxies. In analyzing a proposal, in addition to exercising their professional judgment, these professionals utilize various sources of information to enhance their ability to evaluate the proposal. These sources may include research from third party proxy advisory firms and other consultants, various corporate governance-focused organizations, related publications and TIAA-CREF investment professionals. Based on their analysis of proposals and guided by the TIAA-CREF Policy Statement on Corporate Governance, these professionals then vote in a manner intended solely to advance the best interests of the Funds' shareholders. Occasionally, when a proposal relates to issues not addressed in the TIAA-CREF Policy Statement on Corporate Governance, Advisors may seek guidance from the Corporate Governance and Social Responsibility Committee.

The Trust and Advisors believe that they have implemented policies, procedures and processes designed to prevent conflicts of interest from influencing proxy voting decisions. These include (i) oversight by the Corporate Governance and Social Responsibility Committee; (ii) a clear separation of proxy voting functions from external client relationship and sales functions; and (iii) the active monitoring of required annual disclosures of potential conflicts of interest by individuals who have direct roles in executing or influencing the Funds’ proxy voting (e.g., Advisors’ proxy voting professionals, or a Trustee or senior executive of the Trust, Advisors or Advisors’ affiliates) by Advisors’ legal and compliance professionals.

There could be rare instances in which an individual who has a direct role in executing or influencing the Funds’ proxy voting (e.g., Advisors’ proxy voting professionals, or a Trustee or senior executive of the Trust, Advisors or Advisors’ affiliates) is either a director or executive of a portfolio company or may have some other association with a portfolio company. In such cases, this individual is required to recuse himself or herself from all decisions related to proxy voting for that portfolio company.

A record of all proxy votes cast for the Funds for the twelve-month period ended June 30 can be obtained, free of charge, at www.tiaa-cref.org, and on the SEC’s website at www.sec.gov.

TIAA-CREF Funds  ■  Statement of Additional Information     39

Principal holders of securities

As of [______, 2015], the following investors were known to hold beneficially or of record 5% or more of the outstanding shares of any class of a Fund:

[[Report does not exist]]

The current Trustees and officers of the Trust, as a group, beneficially or of record own less than 1% of the shares of each of the classes of the Funds as of [_____, 2015].

Any person owning more than 25% of a Fund’s shares may be considered a “controlling person” of that Fund. A controlling person’s vote could have a more significant effect on matters presented to shareholders for approval than the vote of other Fund shareholders.

Investment advisory and other services

Investment advisory services

Investment advisory and related services for the Trust are provided by personnel of Advisors, which is registered with the SEC under the Investment Advisers Act of 1940 (“Advisers Act”). Advisors manages the investment and reinvestment of the assets of the Funds, subject to the oversight of the Board of Trustees. Advisors performs all research, makes recommendations and places orders for the purchase and sale of securities. Advisors also provides or oversees the provision of portfolio accounting, custodial, compliance, administrative and related services for the assets of the Funds.

TIAA, an insurance company, holds all of the shares of TIAA-CREF Asset Management, Inc. (“TCAM”). TCAM, in turn, holds all of the shares of Advisors, TPIS, the principal underwriter for the Trust, and TIAA-CREF Investment Management, LLC (“Investment Management”). TIAA also holds all the shares of TIAA-CREF Individual & Institutional Services, LLC (“Services”). Investment Management provides investment advisory services to, and Services acts as the principal underwriter for, CREF, a companion organization to TIAA. All of the foregoing are affiliates of the Trust and Advisors.

Advisors manages each Fund according to an Investment Management Agreement. Under the Agreement, investment management fees are calculated daily and paid monthly to Advisors. They are calculated as a percentage of the average value of the net assets each day for each Fund, and are accrued daily proportionately at 1/365th (1/366th in a leap year) of the rates set forth in the Prospectuses.

The Funds also pay Advisors for certain administrative and compliance services that Advisors provides to the Funds on an at-cost basis. Advisors provides these administrative and compliance services pursuant to a separate Administrative Services Agreement dated January 2, 2012, which was approved by the Board in December 2011. Prior to January 2, 2012, such services were provided pursuant to the Investment Management Agreement.

Furthermore, Advisors has contractually agreed to reimburse the Funds for total expenses of the Funds that exceed certain amounts, as stated in the Prospectuses through: (i) [December, 2016] for the [Investor] Class of each Fund; (ii) February 29, 2016 for the other share classes of all Equity Funds and the Emerging Markets Debt Fund (other than the Social Choice International Equity Fund and the Social Choice Low Carbon Equity Fund); and (iii) July 31, 2016 for the other share classes of all other Fixed-Income Funds, the Real Estate Securities Fund, the Social Choice International Equity Fund and the Social Choice Low Carbon Equity Fund.

For the fiscal years ended October 31, 2014, October 31, 2013 and October 31, 2012 for the following Funds, the tables below reflect (i) the total dollar amount of investment management fees for each Fund, (ii) the amount of any waiver of the portion of the investment management fee attributable to each Fund, and (iii) the net investment management fees for each Fund after such waivers.

40     Statement of Additional Information  ■  TIAA-CREF Funds

	Gross			Waived			Net
	Fiscal years ended October 31,			Fiscal years ended October 31,			Fiscal years ended October 31,
Fund	2014	2013	2012	2014	2013	2012	2014	2013	2012
Emerging Markets Debt Fund	$14,192	$—	$—	$—	$—	$—	$14,192	$—	$—
Emerging Markets Equity Fund	6,550,506	5,798,366	4,223,196	—	—	—	6,550,506	5,798,366	4,223,196
Emerging Markets Equity Index Fund	1,185,916	798,352	338,505	—	—	—	1,185,916	798,352	338,505
Enhanced International Equity Index Fund	4,099,657	3,389,987	2,795,612	229,564	—	—	3,870,093	3,389,987	2,795,612
Enhanced Large-Cap Growth Index Fund	5,489,542	4,137,691	3,316,435	—	—	—	5,489,542	4,137,691	3,316,435
Enhanced Large-Cap Value Index Fund	5,327,506	4,276,672	3,258,712	—	—	—	5,327,506	4,276,672	3,258,712
Equity Index Fund	3,327,780	2,540,285	1,446,807	—	—	—	3,327,780	2,540,285	1,446,807
Global Natural Resources Fund	1,606,761	1,930,055	1,226,628	—	—	—	1,606,761	1,930,055	1,226,628
Growth & Income Fund	18,511,272	14,689,501	11,389,962	—	—	—	18,511,272	14,689,501	11,389,962
International Equity Fund	17,568,732	15,172,172	12,284,083	—	—	—	17,568,732	15,172,172	12,284,083
International Equity Index Fund	2,314,917	1,833,002	1,219,811	—	—	—	2,314,917	1,833,002	1,219,811
International Opportunities Fund	5,831,049	1,044,141	—	—	—	—	5,831,049	1,044,141	—
Large-Cap Growth Fund	11,186,170	8,286,848	6,600,242	—	—	—	11,186,170	8,286,848	6,600,242
Large-Cap Growth Index Fund	678,155	498,846	380,116	—	—	—	678,155	498,846	380,116
Large-Cap Value Fund	20,813,438	15,946,912	11,135,203	—	—	—	20,813,438	15,946,912	11,135,203
Large-Cap Value Index Fund	832,388	587,088	394,187	—	—	—	832,388	587,088	394,187
Mid-Cap Growth Fund	8,185,232	6,985,984	5,960,523	—	—	—	8,185,232	6,985,984	5,960,523
Mid-Cap Value Fund	20,342,861	16,763,460	12,875,731	208,309	173,023	—	20,134,552	16,590,437	12,875,731
Small-Cap Blend Index Fund	654,765	490,621	333,033	—	—	—	654,765	490,621	333,033
Small-Cap Equity Fund	10,619,058	8,643,417	6,994,707	279,974	465,162	386,653	10,339,084	8,178,255	6,608,054
Social Choice Equity Fund	3,094,240	2,186,243	1,793,650	—	—	—	3,094,240	2,186,243	1,793,650
S&P 500 Index Fund	870,652	667,814	566,266	—	—	—	870,652	667,814	566,266

For the fiscal years ended March 31, 2015, March 31, 2014 and March 31, 2013 for the following Funds, the tables below reflect (i) the total dollar amount of investment management fees for each Fund, (ii) the amount of any waiver of the portion of the investment management fee attributable to each Fund, and (iii) the net investment management fees for each Fund after such waivers.

	Gross			Waived			Net
	Fiscal years ended March 31,			Fiscal years ended March 31,			Fiscal years ended March 31,
Fund	2015	2014	2013	2015	2014	2013	2015	2014	2013
Bond Fund	$7,853,611	$6,951,196	$6,728,712	$—	$—	$—	$7,853,611	$6,951,196	$6,728,712
Bond Index Fund	5,534,415	4,645,595	3,612,071	—	—	—	5,534,415	4,645,595	3,612,071
Bond Plus Fund	7,741,669	5,312,959	3,531,941	—	—	—	7,741,669	5,312,959	3,531,941
High-Yield Fund	9,604,384	8,611,292	6,308,383	—	—	—	9,604,384	8,611,292	6,308,383
Inflation-Linked Bond Fund	4,691,537	4,389,707	4,315,483	—	—	—	4,691,537	4,389,707	4,315,483
Short-Term Bond Fund	3,494,880	2,948,005	2,452,090	—	—	—	3,494,880	2,948,005	2,452,090
Social Choice Bond Fund	794,743	262,795	97,471	—	—	—	794,743	262,795	97,471
Tax-Exempt Bond Fund	1,031,893	1,105,446	1,139,203	—	—	—	1,031,893	1,105,446	1,139,203
Money Market Fund	801,243	851,132	926,819	—	—	—	801,243	851,132	926,819
Real Estate Securities Fund	8,466,347	6,700,945	6,000,671	—	—	—	8,466,347	6,700,945	6,000,671

Under the Administrative Services Agreement (effective January 2, 2012), and prior to such agreement, under the Investment Management Agreement, the Funds paid to Advisors the allocated cost of certain administrative and compliance services, respectively, that were provided by Advisors. The table below reflects the amounts paid to Advisors by the following Funds for these administrative and compliance services for the prior fiscal years ended October 31, 2012, October 31, 2013 and October 31, 2014:

TIAA-CREF Funds  ■  Statement of Additional Information     41

	Fund administration fees			Compliance fees
Fund	October 31, 2014	October 31, 2013	October 31, 2012	October 31, 2014	October 31, 2013	October 31, 2012
Emerging Markets Debt Fund	$93	$—	$—	$33	$—	$—
Emerging Markets Equity Fund	29,179	30,528	29,442	10,180	15,886	14,573
Emerging Markets Equity Index Fund	32,484	24,374	14,303	11,359	12,769	7,130
Enhanced International Equity Index Fund	36,640	34,827	37,968	12,713	18,122	18,881
Enhanced Large-Cap Growth Index Fund	63,731	52,531	57,412	22,343	27,451	28,486
Enhanced Large-Cap Value Index Fund	61,290	55,166	55,978	21,483	28,911	27,698
Equity Index Fund	316,899	275,219	218,053	111,237	143,254	107,668
Global Natural Resources Fund	9,206	13,556	10,848	3,102	7,067	5,346
Growth & Income Fund	166,040	150,023	156,045	58,052	78,125	77,397
International Equity Fund	141,256	139,703	146,938	49,035	72,892	73,558
International Equity Index Fund	222,704	200,575	180,320	77,890	104,393	90,073
International Opportunities Fund	38,507	4,853	—	14,121	2,758	—
Large-Cap Growth Fund	97,742	81,740	89,569	34,308	42,654	44,609
Large-Cap Growth Index Fund	63,363	56,345	55,595	22,237	28,996	27,745
Large-Cap Value Fund	187,732	162,877	151,710	66,181	84,831	75,394
Large-Cap Value Index Fund	76,907	66,163	55,075	26,792	34,433	28,363
Mid-Cap Growth Fund	71,284	67,464	78,041	24,828	35,232	39,004
Mid-Cap Value Fund	182,600	170,220	176,631	63,970	88,672	87,943
Small-Cap Blend Index Fund	63,057	52,780	49,067	22,202	27,585	24,544
Small-Cap Equity Fund	94,983	85,009	92,758	33,323	44,364	46,191
Social Choice Equity Fund	75,532	63,424	72,016	26,442	33,054	35,808
S&P 500 Index Fund	82,466	73,445	84,964	28,830	38,264	42,322

The table below reflects the amounts paid to Advisors by the following Funds for these administrative and compliance services for the prior fiscal years ended March 31, 2015, March 31, 2014 and March 31, 2013:

	Fund administration fees			Compliance fees
Fund	March 31, 2015	March 31, 2014	March 31, 2013	March 31, 2015	March 31, 2014	March 31, 2013
Bond Fund	$97,442	$86,998	$128,504	$37,500	$42,739	$65,144
Bond Index Fund	203,149	168,850	202,877	78,106	82,676	102,978
Bond Plus Fund	97,223	63,763	66,259	37,604	31,142	33,707
High-Yield Fund	104,165	91,073	101,684	38,898	44,930	51,543
Inflation-Linked Bond Fund	69,973	65,105	98,337	26,470	31,930	50,304
Short-Term Bond Fund	52,781	43,321	54,094	20,122	21,226	27,643
Social Choice Bond Fund	7,482	2,506	1,666	2,901	1,354	827
Tax-Exempt Bond Fund	12,516	13,661	21,290	4,544	6,843	10,850
Money Market Fund	29,831	29,997	52,725	11,018	14,890	26,952
Real Estate Securities Fund	61,735	49,756	67,908	23,823	24,585	34,445

Service agreements

Retirement Class Service Agreement

The Trust, on behalf of each Fund that offers Retirement Class Shares (as described in the Fund’s Prospectus), has entered into a service agreement with Advisors pursuant to which Advisors provides or arranges for the provision of administrative and shareholder services for the Retirement Class shares, including services associated with maintenance of Retirement Class shares on retirement plan and other platforms (the “Retirement Class Service Agreement”).

For the services rendered, the facilities furnished and expenses assumed by Advisors, each Fund pays Advisors at the end of each calendar month a fee for the Fund calculated as a percentage of the daily net assets attributable to Retirement Class Shares of the Fund.

42     Statement of Additional Information  ■  TIAA-CREF Funds

The annual rates under the Retirement Class Service Agreement, as well as the fees paid under the Agreement, for each of the following Funds for the prior fiscal years ended October 31, 2012, October 31, 2013 and October 31, 2014, are set forth in the table below:

		Service fees for fiscal year or period ended
	Fund*	October 31, 2014	October 31, 2013	October 31, 2012
	Emerging Markets Debt Fund	$270	$—	$—
	Emerging Markets Equity Fund	40,144	34,872	20,640
	Emerging Markets Equity Index Fund	99,048	75,543	40,521
	Equity Index Fund	727,148	563,659	528,185
	Global Natural Resources Fund	31,367	31,756	21,931
	Growth & Income Fund	1,665,397	1,450,836	1,228,257
	International Equity Fund	2,054,508	1,946,699	1,805,420
	International Equity Index Fund	1,967,468	1,761,878	1,562,450
	International Opportunities Fund	9,233	2,217	—
	Large-Cap Growth Fund	438,637	361,792	250,331
	Large-Cap Growth Index Fund	661,779	601,677	540,839
	Large-Cap Value Fund	2,903,185	2,464,793	1,901,445
	Large-Cap Value Index Fund	824,829	664,583	522,860
	Mid-Cap Growth Fund	1,390,483	1,294,359	1,283,593
	Mid-Cap Value Fund	3,763,663	3,516,491	3,075,452
	Small-Cap Blend Index Fund	1,246,079	986,829	821,354
	Small-Cap Equity Fund	1,359,943	1,251,998	1,246,717
	Social Choice Equity Fund	998,588	869,260	842,449
	S&P 500 Index Fund	1,388,513	1,099,365	947,395
*	The Institutional, Retail and Premier classes of the funds are not currently subject to the Retirement Class Service Agreement.

The annual rates under the Retirement Class Service Agreement, as well as the fees paid under the Agreement, for each of the following Funds for the prior fiscal years ended March 31, 2015, March 31, 2014 and March 31, 2013 are set forth in the table below.

		Service fees for fiscal year or period ended
	Fund*	March 31, 2015	March 31, 2014	March 31, 2013
	Bond Fund	$734,694	$865,593	$847,244
	Bond Index Fund	209,977	175,977	131,143
	Bond Plus Fund	487,182	444,500	293,105
	High-Yield Fund	739,872	815,452	632,097
	Inflation-Linked Bond Fund	429,715	489,199	533,632
	Short-Term Bond Fund	351,485	521,989	644,764
	Social Choice Bond Fund	105,114	8,819	1,997
	Money Market Fund	225,776	208,615	181,468
	Real Estate Securities Fund	763,776	597,596	636,277
*	The Institutional, Retail and Premier classes of the funds are not currently subject to the Retirement Class Service Agreement.

Underwriter and other service providers

Underwriter

TPIS, 730 Third Avenue, New York, NY 10017-3206, is considered the “principal underwriter” for the Trust. Shares of the Funds are offered on a continuous basis with no sales load. Pursuant to a Distribution Agreement with the Trust, TPIS has the right to distribute shares of the Funds from year to year, subject to annual approval of the Distribution Agreement by the Board of Trustees. TPIS may enter into selling agreements with one or more broker-dealers, which may or may not be affiliated with TPIS, to provide distribution-related services and shareholder services to the Funds.

TIAA-CREF Funds  ■  Statement of Additional Information     43

Custodian, transfer agent and fund accounting agent

State Street Bank and Trust Company (“State Street”), 2 Avenue de Lafayette, Boston, MA 02111, acts as custodian for the Trust and the Funds. As custodian, State Street is responsible for the safekeeping of the Funds’ portfolio securities. State Street also acts as fund accounting agent for the Trust and the Funds.

Boston Financial Data Services, Inc., 2 Heritage Drive, Quincy, MA 02171, acts as the transfer and dividend-paying agent for the Funds.

Independent registered public accounting firm

PricewaterhouseCoopers, LLP, 100 East Pratt Street, Suite 1900, Baltimore, MD 21202, serves as the independent registered public accounting firm of the Trust and audited: (i) the Equity and Emerging Markets Debt Funds’ financial statements for the fiscal year ended October 31, 2014 (other than the Social Choice International Equity Fund and the Social Choice Low Carbon Equity Fund, which were not yet operational) and (ii) the Fixed-Income and Real Estate Securities Funds’ financial statements for the fiscal year ended March 31, 2015 (other than the Emerging Markets Debt Fund, which has a different fiscal year end, and the Short-Term Bond Index Fund, which was not yet operational).

Personal trading policy

The Trust, Advisors and TPIS have each adopted Codes of Ethics under applicable SEC rules. These codes govern the personal trading activities of certain employees, or “access persons,” and members of their households. While these individuals may invest in securities that may also be purchased or held by the Funds, they must also generally pre-clear and report all transactions involving securities covered under the codes. In addition, access persons must generally send duplicates of all transaction confirmations and other brokerage account reports to a special compliance unit for review.

Information about the Funds’ portfolio management

Structure of compensation for portfolio managers

Equity portfolio managers

Equity portfolio managers are compensated through a combination of base salary, annual performance awards and long-term compensation awards. Currently, the annual performance awards and long-term compensation awards are determined using three variables: investment performance using Investment Ratio (60%), ranking versus Morningstar peers (30%) and management/peer reviews (10%).

The variable component of a portfolio manager’s compensation is remunerated as: (1) a current year cash bonus; and (2) a long-term performance award, which is on a 3-year cliff vesting cycle. Fifty percent (50%) of the long-term award is based on the Fund(s) managed by the portfolio manager during the 3-year vesting period, while the value of the remainder of the long-term award is based on the performance of the TIAA-CREF organization as a whole.

Risk-adjusted investment performance is calculated, where records are available, over five and three years, each ending December 31. For each year, the gross excess return (on a before-tax basis) of a portfolio manager’s mandate(s) is calculated versus each mandate’s assigned benchmark. Please see the Funds’ Prospectuses for more information regarding their benchmark indices. This 5- and 3-year investment performance is averaged. This effectively results in a weight of 26.7% for the most recent year, 26.7% for the second year, 26.7% for the third year and 10% for the fourth and fifth years.

Performance relative to peers is evaluated using Morningstar percentile rankings with a 50% weighting on the 3-year ranking and 50% on the 5-year ranking. For managers with less than a 5-year track record, a 0.25 Investment Ratio and a peer ranking at the middle of the Morningstar grouping is used.

Utilizing the three variables discussed above (investment performance, peer ratings and manager assessment), total compensation is calculated and then compared to the compensation data obtained from surveys that include comparable investment firms. It should be noted that the total compensation can be increased or decreased based on the performance of the equity group as a unit and the relative success of the TIAA-CREF organization in achieving its financial and operational objectives.

Fixed-income portfolio managers

Fixed-income portfolio managers are compensated through a combination of base salary, annual performance awards, and long-term compensation awards. Currently, the annual performance awards and long-term compensation awards are determined by investment performance ratings which reflect investment performance using risk-adjusted returns and Morningstar ranking (60%), manager-subjective ratings (25%), and internal peer review (15%).

44     Statement of Additional Information  ■  TIAA-CREF Funds

The variable component of a portfolio manager’s compensation is remunerated as: (1) a current year cash bonus; and (2) a long-term performance award, which is on a 3-year cliff vesting cycle. Fifty percent (50%) of the long-term award is based on the Fund(s) managed by the portfolio manager during the 3-year vesting period, while the value of the remainder of the long-term award is based on the performance of the TIAA-CREF organization as a whole.

Risk-adjusted investment performance is calculated, where records are available, over one, three, and five years, each ending December 31. For each year, the gross excess return (on a before-tax basis) of a portfolio manager’s mandate(s) is calculated versus each mandate’s assigned benchmark. For managers with less than a 5-year track record, there is a 40% weighting for the 1-year return and a 60% weighting for the 3-year return. Please see the Funds’ Prospectuses for more information regarding their benchmark indices.

Investment performance relative to industry peers is evaluated using Morningstar percentile rankings with equal weighting to each of the 1-, 3-, and 5-year rankings. For managers with less than a 5-year track record, a 40% weighting is assigned to the 1-year ranking and a 60% weighting to the 3-year ranking.

Utilizing the three variables discussed above (investment performance, manager assessment and internal peer ratings), total compensation is calculated and then compared to the compensation data obtained from surveys that include comparable investment firms. It should be noted that the total compensation can be increased or decreased based on the performance of the fixed-income group as a unit and the relative success of the TIAA-CREF organization in achieving its financial and operational objectives.

Additional information regarding portfolio managers

The chart below includes information relating to the portfolio managers listed in the Prospectuses, such as other accounts managed by them (registered investment companies and unregistered pooled investment vehicles), total assets in those accounts, and the dollar range of equity securities owned in each of the following Funds they manage, as of October 31, 2014 (except as otherwise noted).

TIAA-CREF Funds  ■  Statement of Additional Information     45

	Number of other accounts managed		Total assets in accounts managed (millions)
Name of portfolio manager	Registered investment companies	Other pooled investment vehicles	Registered investment companies	Other pooled investment vehicles	Dollar range of equity securities owned in Fund
Emerging Markets Debt Fund
Katherine Renfrew	0	1	$57	$143	$0
Anupam Damani	0	0	$57	$0	$0

Emerging Markets Equity Fund
Alex Muromcew	0	0	$864	$0	$100,001–500,000
Barton Grenning	0	0	$864	$0	$50,001–100,000

Emerging Markets Equity Index Fund
Philip James (Jim) Campagna	12	0	$59,979	$0	$0
Lei Liao	12	0	$59,979	$0	$0

Enhanced International Equity Index Fund
Pablo Mitchell	0	0	$1,029	$0	$50,001–100,000
Steven Rossiello	0	1	$1,029	$48	$100,001–500,000

Enhanced Large-Cap Growth Index Fund
Adam Cao	2	1	$4,487	$48	$0
James Johnson	0	0	$1,785	$0	$0

Enhanced Large-Cap Value Index Fund
Michael Shing	2	1	$4,426	$48	$100,001–500,000
Pei Chen	0	0	$1,724	$0	$50,001–100,000

Equity Index Fund
Philip James (Jim) Campagna	12	0	$59,979	$0	$100,001–500,000
Lei Liao	12	0	$59,979	$0	$0

Global Natural Resources Fund
Navaneel Ray	0	0	$256	$0	$100,001–500,000

Growth & Income Fund
Susan Kempler	1	0	$4,861	$0	Over $1,000,000

International Equity Fund
Christopher Semenuk	1	0	$3,755	$0	Over $1,000,000

International Equity Index Fund
Philip James (Jim) Campagna	12	0	$59,979	$0	$10,001–50,000
Lei Liao	12	0	$59,979	$0	$0

International Opportunities Fund
Jason Campbell	0	0	$1,047	$0	$100,001–500,000

Large-Cap Growth Fund
Susan Hirsch	3	0	$25,447	$0	Over $1,000,000
Terrence Kontos	1	0	$2,902	$0	$100,001–500,000

Large-Cap Growth Index Fund
Philip James (Jim) Campagna	12	0	$59,979	$0	$0
Lei Liao	12	0	$59,979	$0	$0

Large-Cap Value Fund
Richard Cutler	2	0	$10,584	$0	Over $1,000,000
Athanasios (Tom) Kolefas	2	1	$10,584	$39	$0

Large-Cap Value Index Fund
Philip James (Jim) Campagna	12	0	$59,979	$0	$0
Lei Liao	12	0	$59,979	$0	$0

Mid-Cap Growth Fund
George (Ted) Scalise	0	0	$1,730	$0	Over $1,000,000
Susan Hirsch	3	0	$25,447	$0	$0

Mid-Cap Value Fund
Richard Cutler	2	0	$10,584	$0	$100,001–500,000
Athanasios (Tom) Kolefas	2	1	$10,584	$39	Over $1,000,000

Small-Cap Blend Index Fund
Philip James (Jim) Campagna	12	0	$59,979	$0	$0
Lei Liao	12	0	$59,979	$0	$0

	Number of other accounts managed		Total assets in accounts managed (millions)
Name of portfolio manager	Registered investment companies	Other pooled investment vehicles	Registered investment companies	Other pooled investment vehicles	Dollar range of equity securities owned in Fund
Small-Cap Equity Fund
Michael Shing	2	1	$4,426	$48	$500,001–1,000,000
Adam Cao	2	1	$4,487	$48	$100,001–500,000

Social Choice Equity Fund
Philip James (Jim) Campagna	12	0	$59,979	$0	$10,001–50,000
Lei Liao	12	0	$59,979	$0	$0

S&P 500 Index Fund
Philip James (Jim) Campagna	12	0	$59,979	$0	$100,001–500,000
Lei Liao	12	0	$59,979	$0	$0

The chart below includes information relating to the portfolio managers listed in the Prospectuses, such as other accounts managed by them (registered investment companies and unregistered pooled investment vehicles), total assets in those accounts, and the dollar range of equity securities owned in each of the following Funds they manage, as of March 31, 2015 (except as otherwise noted).

	Number of other accounts managed		Total assets in accounts managed (millions)
Name of portfolio manager	Registered investment companies	Other pooled investment vehicles	Registered investment companies	Other pooled investment vehicles	Dollar range of equity securities owned in Fund
Bond Fund
John Cerra	6	0	$30,660	$0	$50,001–100,000
Joseph Higgins	3	0	$17,276	$0	$100,001–500,000

Bond Index Fund
Lijun (Kevin) Chen	0	0	$6,082	$0	$100,001–500,000
James Tsang	0	0	$6,082	$0	$100,001–500,000

Bond Plus Fund
John Cerra	6	0	$30,660	$0	$50,001–100,000
Kevin Lorenz	1	0	$5,972	$0	$100,001–500,000
William Martin	0	0	$3,005	$0	$500,000–1,000,000

High-Yield Fund
Jean Lin	0	0	$2,968	$0	$100,001–500,000
Kevin Lorenz	1	0	$5,972	$0	$500,000–1,000,000

Inflation-Linked Bond Fund
John Cerra	6	0	$30,660	$0	$50,001–100,000
Stephen Liberatore	3	1	$24,249	$110	$100,001–500,000

Short-Term Bond Fund
John Cerra	6	0	$30,660	$0	$100,001–500,000
Richard Cheng	0	0	$1,428	$0	$100,001–500,000

Social Choice Bond Fund
Stephen Liberatore	3	1	$24,249	$110	$100,001–500,000
Joseph Higgins	3	0	$17,276	$0	$0

Tax-Exempt Bond Fund
Joel Levy	0	0	$349	$0	$0
Barnet Sherman	0	0	$349	$0	$100,001–500,000

Money Market Fund
Michael Ferraro	2	0	$12,141	$0	$0
Joseph Rolston	2	0	$12,141	$0	$0

Real Estate Securities Fund
David Copp	1	0	$2,190	$0	$500,000–1,000,000
Brendan Lee	1	0	$2,190	$0	$100,001–500,000

Potential conflicts of interest of Advisors and portfolio managers

Portfolio managers of the Funds may also manage other registered investment companies or unregistered investment pools and investment accounts, including accounts for TIAA or other proprietary accounts, which may raise potential conflicts of

TIAA-CREF Funds  ■  Statement of Additional Information     47

interest. Advisors has put in place policies and procedures designed to mitigate any such conflicts. Such conflicts and mitigating policies and procedures include the following:

Conflicting Positions. Investment decisions made for the Funds may differ from, and may conflict with, investment decisions made by Advisors or its affiliated investment adviser, Investment Management, for other client or proprietary accounts due to differences in investment objectives, investment strategies, account benchmarks, client risk profiles and other factors. As a result of such differences, if an account were to sell a significant position in a security while a Fund maintained its position in that security, the market price of such securities could decrease and adversely impact a Fund’s performance. In the case of a short sale, the selling account would benefit from any decrease in price.

Allocation of Investment Opportunities. Even where accounts have similar investment mandates as a Fund, Advisors may determine that investment opportunities, strategies or particular purchases or sales are appropriate for one or more other client or proprietary accounts, but not for the Fund, or are appropriate for the Fund but in different amounts, terms or timing than is appropriate for other client or proprietary accounts. As a result, the amount, terms or timing of an investment by a Fund may differ from, and performance may be lower than, investments and performance of other client or proprietary accounts.

Aggregation and Allocation of Orders. Advisors may aggregate orders of the Funds and its other accounts (including proprietary accounts), and orders of client accounts managed by Investment Management, in each case consistent with Advisors’ policy to seek best execution for all orders. Although aggregating orders is a common means of reducing transaction costs for participating accounts, Advisors may be perceived as causing one client account, such as a Fund, to participate in an aggregated transaction in order to increase Advisors’ overall allocation of securities in that transaction or future transactions. Allocations of aggregated trades may also be perceived as creating an incentive for Advisors to disproportionately allocate securities expected to increase in value to certain client or proprietary accounts, at the expense of a Fund. In addition, a Fund may bear the risk of potentially higher transaction costs if aggregated trades are only partially filled or if orders are not aggregated at all.

Advisors has adopted procedures designed to mitigate the foregoing conflicts of interest by treating each account, including the Funds, fairly and equitably over time in the allocation of investment opportunities and the aggregation and allocation of orders. The procedures also are designed to mitigate conflicts in potentially inconsistent trading and provide guidelines for trading priority. Moreover, Advisors’ trading activities are subject to supervisory review and compliance monitoring to help address and mitigate conflicts of interest and ensure that accounts are being treated fairly and equitably over time.

For example, in allocating investment opportunities, a portfolio manager considers an account’s or fund’s investment objectives, investment restrictions, cash position, need for liquidity, sector concentration and other objective criteria. In addition, orders for the same single security are generally aggregated with other orders for the same single security received at the same time. If aggregated orders are fully executed, each participating account is allocated its pro rata share on an average price and trading cost basis. In the event the order is only partially filled, each participating account receives a pro rata share. Portfolio managers are also subject to restrictions on potentially inconsistent trading of single securities, although a portfolio manager may sell a single security short if the security is included in an account’s benchmark and the portfolio manager is underweight in that security relative to the account’s benchmark. Moreover, the procedures set forth guidelines under which trading for long sales of single securities over short sales of the same or closely related securities are monitored to ensure that the trades are treated fairly and equitably. Additionally, the Funds’ portfolio managers’ decisions for executing those trades are also monitored.

Advisors’ procedures also address basket trades (trades in a wide variety of securities—on average approximately 100 different issuers) used in quantitative strategies. However, basket trades are generally not aggregated or subject to the same types of restrictions on potentially inconsistent trading as single security trades because basket trades are tailored to a particular index or model portfolio based on the risk profile of a particular account pursuing a particular quantitative strategy. In addition, basket trades are not subject to the same monitoring as single-security trades because an automated and systematic process is used to execute trades; however, the Funds’ portfolio managers’ decisions for executing those trades are monitored.

Research. Advisors allocates brokerage commissions to brokers who provide execution and research services for the Funds and some or all of Advisors’ other clients. Such research services may not always be utilized in connection with the Funds or other client accounts that may have provided the commission or a portion of the commission paid to the broker providing the services. Advisors is authorized to pay, on behalf of the Funds, higher brokerage fees than another broker might have charged in recognition of the value of brokerage or research services provided by the broker. Advisors has adopted procedures with respect to these so-called “soft dollar” arrangements, including the use of brokerage commissions to pay for in-house and non-proprietary research, the process for allocating brokerage, and Advisors’ practices regarding the use of third party soft dollars.

IPO Allocation. Advisors has adopted procedures designed to ensure that it allocates initial public offerings to the Funds and Advisors’ other clients in a fair and equitable manner, consistent with its fiduciary obligations to its clients.

Compensation. The compensation paid to Advisors for managing the Funds, as well as certain other clients, is based on a percentage of assets under management, whereas the compensation paid to Advisors for managing certain other clients is based on cost. However, no client currently pays Advisors a performance-based fee. Nevertheless, Advisors may be perceived

48     Statement of Additional Information  ■  TIAA-CREF Funds

as having an incentive to allocate securities that are expected to increase in value to accounts in which Advisors has a proprietary interest or to certain other accounts in which Advisors receives a larger asset-based fee.

About the Trust and the shares

The Trust was organized as a Delaware statutory trust on April 15, 1999. A copy of the Trust’s Certificate of Trust, dated April 15, 1999, as amended, is on file with the Office of the Secretary of State of the State of Delaware. As a Delaware statutory trust, the Trust’s operations are governed by its Declaration of Trust. Upon the initial purchase of shares of beneficial interest in the Funds, each shareholder agrees to be bound by the Declaration of Trust, as amended from time to time.

Class structure

The Trust offers five classes of shares (Retirement Class, Premier Class, [Investor] Class, Institutional Class and Retail Class), which have the distribution and service fee arrangements described below. Each Fund may not offer all classes of shares.

Retail Class Shares. Retail Class shares of the Funds are offered to many different types of investors, but are particularly aimed at individual investors. Minimum initial and subsequent investment requirements will apply to certain Retail Class investors, as well as a small account maintenance fee. Retail Class shares are subject to a distribution (12b-1) plan pursuant to which they may compensate TPIS and TPIS, in turn, may pay other entities for distributing, promoting and/or servicing Retail Class shares of the Funds at an annual rate of 0.25% of average daily net Retail Class assets.

Retirement Class Shares. Retirement Class shares of the Funds are offered primarily through accounts established by or on behalf of employers, or the trustees of plans sponsored by or on behalf of employers, in connection with certain employee benefit plans, such as plans described in section 401(a) (including 401(k) and Keogh plans), 403(b) or 457 of the Code (collectively, “benefit plans”). Retirement Class shares also may be available through custody accounts sponsored or administered by TIAA-CREF that are established by individuals as Individual Retirement Accounts (IRAs) pursuant to section 408 of the Code.

Additionally, Retirement Class shares may be available through certain intermediaries who have entered into a contract or arrangement with the Funds or their investment adviser or distributor that enables the intermediaries to purchase this class of shares. This class is subject to a service fee paid to Advisors for providing or arranging for the provision of certain administrative and shareholder services.

Premier Class Shares. Premier Class shares of the Funds are offered primarily through benefit plans. Premier Class shares also may be available through custody accounts established by individuals as IRAs pursuant to section 408 of the Code. Additionally, Premier Class shares may be available through certain intermediaries who have entered into a contract or arrangement with the Funds or their investment adviser or distributor that enables the intermediaries to make available this class of shares. Premier Class shares are subject to a distribution (12b-1) plan pursuant to which they may compensate TPIS for distributing, promoting and/or servicing Premier Class shares at an annual rate of 0.15% of average daily net Premier Class assets.

[Investor] Class Shares. [Investor] Class shares of the Funds are offered primarily through certain financial intermediaries who have entered into a contract or arrangement with the Funds or their investment adviser or distributor that enables the financial intermediaries to purchase this class of shares, as well as through benefit plans. Subject to a shareholder servicing plan, the Funds may pay a financial intermediary for providing services to the Funds, including for sub-transfer agency, sub-accounting and administrative services.

Institutional Class Shares. Institutional Class shares of the Funds are only available for purchase by or through certain intermediaries affiliated with TIAA-CREF (“TIAA-CREF Intermediaries”) or other unaffiliated persons or intermediaries, such as state-sponsored tuition savings plans, or employer-sponsored employee benefit plans, who have entered into a contract or arrangement with a TIAA-CREF Intermediary that enables them to purchase shares of the Funds, or other affiliates of TIAA-CREF or other persons that the Trust may approve from time to time. Under certain circumstances, this class may be available through accounts established by employers, or the trustees of plans sponsored by employers, through TIAA-CREF in connection with certain employee benefit plans (the “plan(s)”), such as 401(a) (including 401(k) and Keogh plans), 403(a), 403(b) and 457 plans, or through custody accounts established by individuals through TIAA-CREF as IRAs. Minimum initial investment requirements will apply to certain investors in Institutional Class shares.

Shareholders investing through such plans may have to pay additional expenses related to the administration of such plans. All expenses or costs of distributing or promoting Institutional Class shares of the Funds are paid by Advisors or its affiliates.

Distribution (Rule 12b-1) plans

The Board of Trustees has adopted a distribution plan with respect to Retail Class shares and a distribution plan with respect to Premier Class shares offered by the Funds (collectively, the “Distribution Plans”) pursuant to Rule 12b-1 under the 1940 Act.

TIAA-CREF Funds  ■  Statement of Additional Information     49

Under the Retail Class Distribution Plan (“Retail Compensation Plan”), each Fund compensates TPIS for certain services that TPIS provides in connection with the promotion, distribution and/or shareholder servicing of Retail Class shares. Prior to January 1, 2013, certain Funds were subject to a separate Retail Class Distribution Plan (“Retail Reimbursement Plan”) wherein such Funds reimbursed TPIS for all or part of certain expenses that TPIS incurred in connection with its promotion, distribution and/or shareholder servicing of the Fund’s Retail Class shares. Reimbursements by a Fund under the Retail Reimbursement Plan were calculated daily and paid quarterly up to a rate or rates approved from time to time by the Board, provided that no rate exceeded the annual rate of 0.25% of the average daily net assets of the Retail Class of the Fund.

Under the Premier Class Distribution Plan (the “Premier Class Distribution Plan”), each Fund compensates TPIS an annual amount for its promotion, distribution and/or shareholder servicing of Premier Class shares. A Fund may pay TPIS under the Premier Class Distribution Plan for services that include, but are not limited to, compensation of dealers and others for their various activities primarily intended to promote the sale of the Fund’s Premier Class shares, as well as for shareholder servicing expenses.

For the fiscal year ended March 31, 2015 for the following Funds, the table below reflects the net amount of 12b-1 fees paid by Retail Class shares of such Funds in existence during the period under the Retail Compensation Plan:

Fund	Advertising	Compensation to underwriters	Compensation to broker-dealers	Compensation to sales personnel	Other (includes but is not limited to rent & occupancy, equipment, software and telephone)	Total 12b-1 expenses paid for the period ended March 31, 2015
Bond Fund	$58,106	$—	$90,976	$35,068	$7,529	$191,679
Bond Index Fund	12,093	—	18,934	7,299	1,567	39,893
Bond Plus Fund	201,584	—	315,618	121,660	26,121	664,983
High-Yield Fund	400,613	—	627,236	241,780	51,911	1,321,540
Inflation-Linked Bond Fund	111,440	—	174,480	67,256	14,440	367,616
Short-Term Bond Fund	123,162	—	192,833	74,331	15,959	406,285
Social Choice Bond Fund	17,420	—	27,275	10,514	2,257	57,466
Tax-Exempt Bond Fund	237,048	—	371,143	143,064	30,716	781,971
Real Estate Securities Fund	158,056	—	247,468	95,391	20,482	521,397

For the fiscal year ended October 31, 2014 for the following Funds, the table below reflects the net amount of 12b-1 fees paid by Retail Class shares of such Funds in existence during the period under the Retail Compensation Plan:

Fund	Advertising	Compensation to underwriters	Compensation to broker-dealers	Compensation to sales personnel	Other (includes but is not limited to rent & occupancy, equipment, software and telephone)	Total 12b-1 expenses paid for the period ended October 31, 2014
Emerging Markets Debt Fund	$70	$—	$21	$104	$51	$246
Emerging Markets Equity Fund	4,512	—	1,362	6,679	3,305	15,858
Emerging Markets Equity Index Fund	5,513	—	1,665	8,163	4,041	19,382
Equity Index Fund	420,412	—	126,931	622,307	307,974	1,477,624
Global Natural Resources Fund	4,914	—	1,484	7,273	3,599	17,270
Growth & Income Fund	651,854	—	196,809	964,894	477,518	2,291,075
International Equity Fund	239,241	—	72,232	354,132	175,257	840,862
International Opportunities Fund	1,595	—	481	2,361	1,168	5,605
Large-Cap Growth Fund	384,689	—	116,145	569,429	281,805	1,352,068
Large-Cap Value Fund	95,593	—	28,861	141,499	70,027	335,980
Mid-Cap Growth Fund	129,619	—	39,135	191,868	94,954	455,576
Mid-Cap Value Fund	197,890	—	59,747	292,924	144,965	695,526
Small-Cap Equity Fund	73,951	—	22,327	109,464	54,173	259,915
Social Choice Equity Fund	322,115	—	97,253	476,805	235,966	1,132,139

Payments by a Fund under the Retail Compensation Plan are calculated daily and paid monthly at the annual rate of 0.25% of the average daily net assets for the Retail Class of the Fund.

Payments by a Fund under the Premier Class Distribution Plan are calculated daily and paid monthly at the annual rate of 0.15% of the average daily net assets of the Premier Class of the Fund. For the fiscal year ended March 31, 2015 (except as

50     Statement of Additional Information  ■  TIAA-CREF Funds

otherwise noted) for the following Funds, the table below reflects the net amount of 12b-1 fees paid by Premier Class shares of each such Fund in existence during the period under the Premier Class Distribution Plan:

Fund	Advertising	Compensation to underwriters	Compensation to broker-dealers	Compensation to sales personnel	Other (includes but is not limited to rent & occupancy, equipment, software and telephone)	Total 12b-1 expenses paid for the period ended March 31, 2015
Bond Fund	$—	$—	$25,855	$—	$—	$25,855
Bond Index Fund	—	—	61,448	—	—	61,448
Bond Plus Fund	—	—	21,340	—	—	21,340
High-Yield Fund	—	—	46,778	—	—	46,778
Inflation-Linked Bond Fund	—	—	11,141	—	—	11,141
Short-Term Bond Fund	—	—	18,175	—	—	18,175
Social Choice Bond Fund	—	—	4,893	—	—	4,893
Real Estate Securities Fund	—	—	88,323	—	—	88,323

For the fiscal year ended October 31, 2014 for the following Funds, the table below reflects the net amount of 12b-1 fees paid by Premier Class shares of each such Fund in existence during the period under the Premier Class Distribution Plan:

Fund	Advertising	Compensation to underwriters	Compensation to broker-dealers	Compensation to sales personnel	Other (includes but is not limited to rent & occupancy, equipment, software and telephone)	Total 12b-1 expenses paid for the period ended October 31, 2014
Emerging Markets Debt Fund	$—	$—	$144	$—	$—	$144
Emerging Markets Equity Fund	—	—	6,335	—	—	6,335
Emerging Markets Equity Index Fund	—	—	6,361	—	—	6,361
Equity Index Fund	—	—	95,203	—	—	95,203
Global Natural Resources Fund	—	—	6,080	—	—	6,080
Growth & Income Fund	—	—	243,031	—	—	243,031
International Equity Fund	—	—	441,897	—	—	441,897
International Equity Index Fund	—	—	286,079	—	—	286,079
International Opportunities Fund	—	—	1,635	—	—	1,635
Large-Cap Growth Fund	—	—	12,568	—	—	12,568
Large-Cap Value Fund	—	—	526,723	—	—	526,723
Mid-Cap Growth Fund	—	—	252,638	—	—	252,638
Mid-Cap Value Fund	—	—	702,943	—	—	702,943
Small-Cap Equity Fund	—	—	304,189	—	—	304,189
Social Choice Equity Fund	—	—	132,828	—	—	132,828

Amounts paid to TPIS by any class of shares of a Fund will not be used to pay the expenses incurred with respect to any other class of shares of that Fund. From time to time, a Fund may participate in joint distribution activities with other mutual funds and the costs of those activities that are not otherwise directly attributable to a particular Fund will be borne by each Fund in proportion to the relative NAVs of the participating Funds.

The Distribution Plans have been approved by a majority of the Trustees, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect interest in the financial operation of either Distribution Plan (the “Independent Trustees”), by votes cast in person at a meeting called for the purpose of voting on such Distribution Plans. In adopting the Distribution Plans, the Trustees concluded that the Distribution Plans would benefit the Retail Class or Premier Class shareholders of each Fund, as applicable.

One of the potential benefits of the Distribution Plans is that payments to TPIS (and from TPIS to other intermediaries) could lead to increased sales and reduced redemptions, which could assist a Fund in achieving scale and could contribute to the Fund’s longer-term viability. Furthermore, the investment management of a Fund could be enhanced, as net inflows of cash from new sales might enable its portfolio management team to take advantage of attractive investment opportunities, and reduced redemptions could eliminate the potential need to liquidate attractive securities positions in order to raise the funds necessary to meet the redemption requests.

Pursuant to the Distribution Plans, at least quarterly, TPIS provides the Board with a written report of the amounts expended under the Plans and the purpose for which these expenditures were made.

TIAA-CREF Funds  ■  Statement of Additional Information     51

Each Distribution Plan provides that it continues in effect only as long as its continuance is approved at least annually by a majority of both the Trustees and the Independent Trustees. Each Distribution Plan provides that it may be terminated without penalty with respect to any Fund at any time: (a) by a vote of a majority of the Independent Trustees; or (b) by a vote of a majority of the votes attributable to the Retail Class shares or Premier Class shares of that Fund, as applicable. Each Distribution Plan further provides that it may not be amended to increase materially the maximum amount of fees specified therein with respect to a Fund without the approval of a majority of the votes attributable to such Fund’s Retail Class or Premier Class shares, as applicable. In addition, the Distribution Plans provide that no material amendment to the Plans will, in any event, be effective unless it is approved by a majority of both the Trustees and the Independent Trustees with respect to the applicable Fund or Class. The Retail Class and Premier Class shareholders of each Fund have exclusive voting rights with respect to the application of the Distribution Plan with respect to the applicable share classes of each Fund.

Fund Payments to Financial Intermediaries

Financial intermediaries may have omnibus accounts and similar arrangements with a Fund and may be paid for providing shareholder servicing, sub-transfer agency, networking, recordkeeping and other administrative services to the [Investor] Class. Such payments may be made directly or indirectly by the Funds or by Advisors and its affiliates out of Fund assets. Such payments may also be made by Advisors or its affiliates out of their own assets that are separate than those of the Funds’, as described in the section below. Such shareholder servicing, sub-transfer agency, networking, recordkeeping and other administrative services may include, but are not limited to, the following: processing and mailing trade confirmations, monthly statements, prospectuses, annual reports, semiannual reports and shareholder notices and other required communications; capturing and processing tax data; issuing and mailing dividend checks to shareholders who have selected cash distributions; preparing record date shareholder lists for proxy solicitations; collecting and posting distributions to shareholder accounts; and establishing and maintaining systematic withdrawals, automated investment plans and shareholder account registrations. Payment for these services is made pursuant to a Shareholder Servicing Plan (“Servicing Plan”) that has been approved by the Board of Trustees and adopted by the Funds. The Servicing Plan outlines the types of services to be provided to the Funds by financial intermediaries and provides the maximum rates that the Funds may pay such financial intermediaries, which are generally based on: (1) an annual percentage of the average daily net assets of Fund shareholders serviced by a financial intermediary; and/or (2) a fixed dollar amount for each account serviced by a financial intermediary. The aggregate amount of these payments may be substantial and may vary significantly among intermediaries.

Additional Payments to Financial Intermediaries and Other Payments

TPIS, Advisors or their affiliates may make additional payments out of their own assets to selected financial intermediaries (commonly referred to as “revenue sharing”). The services for which these payments are made include promoting the sale of Fund shares, maintaining share balances and/or sub-accounting, administration and shareholder servicing.

The amounts of these payments could be significant and may create an incentive for a financial intermediary or its representatives to recommend or offer shares of the Funds to its customers. The financial intermediary may elevate the prominence or profile of the Funds within the financial intermediary’s organization by, for example, placing the Funds on a list of preferred or recommended funds and/or granting preferential or enhanced opportunities to promote the Funds in various ways within the financial intermediary’s organization.

These payments are made pursuant to negotiated agreements with financial intermediaries. The payments do not change the price paid by investors for the purchase of a share or the amount a Fund will receive as proceeds from such sales. Furthermore, these payments are not reflected in the fees and expenses listed in the fee table section of the Funds’ Prospectuses and described above because they are not paid by the Funds.

The categories of payments described below are not mutually exclusive, and a single financial intermediary may receive payments under all categories.

Distribution-Related Payments

TPIS, Advisors or their affiliates may from time to time make payments to selected financial intermediaries as compensation for services such as providing the Funds with “shelf space” or a higher profile for the intermediary’s personnel or their customers, placing the Funds on the intermediary’s preferred or recommended fund list, granting access to sales meetings, sales representatives and management representatives of the intermediary, providing assistance in training and educating the intermediary’s personnel on the Funds, and furnishing marketing support and other services.

TPIS, Advisors or their affiliates compensate financial intermediaries differently depending upon, among other factors, the number or value of Fund shares that the intermediary sells or may sell, the value of the assets invested in the Funds by the intermediary’s customers, redemption rates, ability to attract and retain assets, reputation in the industry and the level and/or type of marketing assistance and educational activities provided by the intermediary. Such payments are generally asset-based but also may include the payment of a lump sum.

52     Statement of Additional Information  ■  TIAA-CREF Funds

Servicing Payments

TPIS, Advisors or their affiliates may make payments to selected financial intermediaries that are registered as holders or dealers of record for accounts invested in one or more of the Funds or that make Fund shares available through employee benefit plans or fee-based advisory programs to compensate them for the variety of services they provide.

Services for which a financial intermediary receives servicing payments typically include recordkeeping, reporting, or transaction processing, but may also include services rendered in connection with fund/investment selection and monitoring, employee enrollment and education, plan balance rollover or separation, or other similar services. A financial intermediary may perform the services itself or may arrange with a third party to perform such services.

Servicing payments typically apply to employee benefit plans, such as retirement plans, or fee-based advisory programs but may apply to retail sales and assets in certain situations. The payments are based on such factors as the type and nature of services or support furnished by the financial intermediary and are generally asset-based.

Other Payments

From time to time, TPIS, Advisors or their affiliates, at their expense, may provide other compensation to financial intermediaries that sell or arrange for the sale of shares of the Funds, which may be in addition to the distribution-related and servicing payments described above. For example, TPIS, Advisors or their affiliates may: (i) compensate financial intermediaries for National Securities Clearing Corporation (NSCC) networking system services (e.g., shareholder communication, account statements, trade confirmations, and tax reporting) on an asset-based or per account basis; (ii) compensate intermediaries for providing Fund shareholder trading information; (iii) make one-time or periodic payments to reimburse selected intermediaries for items such as ticket charges (i.e., fees that an intermediary charges its representatives for effecting transactions in Fund shares) of up to $25 per purchase or exchange order, operational charges (e.g., fees that an intermediary charges for establishing a Fund on its trading system), and literature printing and/or distribution costs; (iv) at the direction of a retirement plan’s sponsor, reimburse or pay direct expenses of an employee benefit plan that would otherwise be payable by the plan; and (v) provide payments to broker-dealers to help defray their technology or infrastructure costs.

When not otherwise provided for in a distribution-related or servicing payment agreement, TPIS, Advisors or their affiliates may pay financial intermediaries for enabling TPIS, Advisors or their affiliates to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other intermediary employees, client and investor events and other intermediary-sponsored events, and for travel expenses, including lodging incurred by registered representatives and other employees in connection with prospecting, asset retention and due diligence trips. These payments may vary depending upon the nature of the event. TPIS, Advisors or their affiliates make payments for such events as it deems appropriate, subject to its internal guidelines and applicable law.

TPIS, Advisors or their affiliates occasionally sponsor due diligence meetings for registered representatives during which the registered representatives receive updates on various Funds and are afforded the opportunity to speak with portfolio managers. Although invitations to these meetings are not conditioned on selling a specific number of shares, those who have shown an interest in the Funds are more likely to be considered. To the extent permitted by their firm’s policies and procedures, all or a portion of registered representatives’ expenses in attending these meetings may be covered by TPIS, Advisors or their affiliates.

Representatives of TPIS or its affiliates may receive additional compensation from TPIS, Advisors or their affiliates if certain targets are met for sales of one or more Funds. Such compensation may vary by Fund and by affiliate.

Other compensation may be offered to the extent not prohibited by state laws or any self-regulatory agency, such as FINRA. Investors can ask their financial intermediary for information about any payments it receives from TPIS, Advisors or their affiliates and the services it provides for those payments.

Investors may wish to take financial intermediary payment arrangements into account when considering and evaluating any recommendations relating to Fund shares.

Indemnification of shareholders

Generally, Delaware statutory trust shareholders are not personally liable for obligations of the Delaware statutory trust under Delaware law. The Delaware Statutory Trust Act (“DSTA”) provides that a shareholder of a Delaware statutory trust shall be entitled to the same limitation of liability extended to shareholders of private for-profit corporations. The Declaration of Trust expressly provides that the Trust has been organized under the DSTA and that the Declaration of Trust is to be governed by and interpreted in accordance with Delaware law. It is nevertheless possible that a Delaware statutory trust, such as the Trust, might become a party to an action in another state whose courts refuse to apply Delaware law, in which case shareholders of the Trust could possibly be subject to personal liability.

To guard against this risk, the Declaration of Trust (i) contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides that notice of such disclaimer may be given in each agreement, obligation and instrument entered into or executed by the Trust or its Trustees, (ii) provides for the indemnification out of property of the Trust of any shareholders held personally liable for any obligations of the Trust or any series thereof, and (iii) provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy

TIAA-CREF Funds  ■  Statement of Additional Information     53

any judgment thereon. Thus, the risk of a Trust shareholder incurring financial loss beyond his or her investment because of shareholder liability is limited to circumstances in which all of the following factors are present: (1) a court refuses to apply Delaware law; (2) the liability arose under tort law or, if not, no contractual limitation of liability was in effect; and (3) the Trust itself would be unable to meet its obligations. In the light of DSTA, the nature of the Trust’s business, and the nature of its assets, the risk of personal liability to a shareholder of a series of the Trust is remote.

Indemnification of Trustees

The Declaration of Trust further provides that the Trust shall indemnify each of its Trustees and officers against liabilities and expenses reasonably incurred by them, in connection with, or arising out of, any action, suit or proceeding threatened against or otherwise involving such Trustee or officer, directly or indirectly, by reason of being or having been a Trustee or officer of the Trust. The Declaration of Trust does not authorize the Trust to indemnify any Trustee or officer against any liability to which he or she would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person’s duties.

Limitation of Fund liability

All persons dealing with a Fund must look solely to the property of that particular Fund for the enforcement of any claims against that Fund, as neither the Trustees, officers, agents nor shareholders assume any personal liability for obligations entered into on behalf of a Fund or the Trust. No Fund is liable for the obligations of any other Fund.

Shareholder meetings and voting rights

Under the Declaration of Trust, the Trust is not required to hold annual meetings to elect Trustees or for other purposes. It is not anticipated that the Trust will hold shareholders’ meetings unless required by law or the Declaration of Trust, although the Trust may do so periodically. The Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than 50% of the Trustees holding office were elected by the shareholders of the Trust. The Trust may also hold special meetings to change fundamental policies, approve a management agreement, or for other purposes. The Funds will mail proxy materials to shareholders for these meetings, and the Trust encourages shareholders who cannot attend to vote by proxy.

Shares of the Trust do not entitle their holders to cumulative voting rights, so that the holders of more than 50% of the net asset value represented by the outstanding shares of the Trust may elect all of the Trustees, in which case the holders of the remaining shares would not be able to elect any Trustees. Shareholders are entitled to one vote for each dollar of net asset value they own, so that the number of votes a shareholder has is determined by multiplying the number of shares of each Fund held times the net asset value per share of the applicable Fund.

Shares

The Trust is authorized to issue an unlimited number of shares of beneficial interest in the Funds. Shares are divided into and may be issued in a designated series representing beneficial interests in one of the Fund’s investment portfolios.

Each share of a series issued and outstanding is entitled to participate equally in dividends and distributions declared by such series and, upon liquidation or dissolution, in net assets allocated to such series remaining after satisfaction of outstanding liabilities. The shares of each series, when issued, will be fully paid and non-assessable and have no preemptive or conversion rights.

Additional Funds or classes

Pursuant to the Declaration of Trust, the Trustees may establish additional Funds (technically, “series” of shares) or “classes” of shares in the Trust without shareholder approval. The Trustees have established other series of the Trust, known as the “Lifecycle Funds,” “Lifecycle Index Funds,” “Lifestyle Funds” and “Managed Allocation Fund,” which are addressed in separate prospectuses and a separate statement of additional information. The establishment of additional Funds or classes does not affect the interests of current shareholders in the existing Funds or their classes.

Dividends and distributions

Each share of a Fund is entitled to such dividends and distributions out of the income earned on the assets belonging to that Fund as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Trust as a whole or any individual Fund, shares of the affected Fund are entitled to receive their proportionate share of the assets that are attributable to such shares and which are available for distribution as the Trustees in their sole discretion may determine. Shareholders are not entitled to any preemptive, conversion or subscription rights. All shares, when issued, will be fully paid and nonassessable.

54     Statement of Additional Information  ■  TIAA-CREF Funds

Pricing of shares

The share price of each Fund is determined based on the Fund's NAV. The assets of each Fund are valued as of the close of each valuation day in the following manner:

Investments for which market quotations are readily available

Investments for which market quotations are readily available are valued at the market value of such investments, determined as follows:

Equity securities

Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business (usually 4:00 p.m. Eastern Time) on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. For securities traded on NASDAQ, the official closing price quoted by NASDAQ for that security is used. Equity securities that are traded on neither a national securities exchange nor on NASDAQ are valued at the last sale price at the close of business on the New York Stock Exchange, if a last sale price is available, or otherwise at the mean of the closing bid and asked prices. Such an equity security may also be valued at fair value as determined in good faith using procedures approved by the Board of Trustees if events materially affecting its value occur between the time its price is determined and the time a Fund’s NAV is calculated.

Foreign investments

Investments traded on a foreign exchange or in foreign markets are valued at the last sale price or official closing price reported on the local exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. Since the trading of investments on a foreign exchange or in foreign markets is normally completed before the end of a valuation day, such valuation does not take place contemporaneously with the determination of the valuation of certain other investments held by the Fund for purposes of calculating the NAV. Because events affecting the value of foreign investments occur between the time their share price is determined and the time when a Fund’s NAV is calculated, such investments will be valued at fair value as determined in good faith using procedures approved by the Board of Trustees. For these securities, the Fund uses a fair value pricing service approved by the Board of Trustees. This pricing service employs quantitative models to value foreign equity securities in order to adjust for stale pricing, which occurs between the close of certain foreign exchanges and the close of the NYSE. Fair value pricing is subjective in nature and the use of fair value pricing by the Fund may cause the NAV of the Fund’s shares to differ significantly from the NAV that would have been calculated using market prices at the close of the foreign exchange on which a portfolio security is primarily traded.

Debt securities

Debt securities for which market quotations are readily available are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). These values will be derived utilizing an independent pricing service except when it is believed that the prices do not accurately reflect the security’s fair value.

Values for debt securities, including money market instruments (other than those in the Money Market Fund), may also be derived from a pricing matrix that has various types of debt securities along one axis and various maturities along the other.

All debt securities may also be valued at fair value as determined in good faith using procedures approved by the Board of Trustees. The use of a price derived from a pricing matrix is a method of fair value pricing.

Special valuation procedures for the Money Market Fund

For the Money Market Fund, all of its assets are valued on the basis of amortized cost in an effort to maintain a constant net asset value per share of $1.00. The Board has determined that such valuation is in the best interests of the Fund and its shareholders. Under the amortized cost method of valuation, securities are valued at cost on the date of their acquisition, and thereafter a constant accretion of any discount or amortization of any premium to maturity is assumed. While this method provides certainty in valuation, it may result in periods in which value as determined by amortized cost is higher or lower than the price the Fund would receive if it sold the security. During such periods, the quoted yield to investors may differ somewhat from that obtained by a similar fund that uses available market quotations to value all of its securities.

The Board of Trustees has established procedures reasonably designed, taking into account current market conditions and the Money Market Fund’s investment objective, to stabilize the net asset value per share for purposes of sales and redemptions at $1.00. These procedures include review by the Board of Trustees, at such intervals as it deems appropriate, to determine the extent, if any, to which the net asset value per share calculated by using available market quotations deviates by more than ½ of one percent from $1.00 per share. In the event such deviation should exceed ½ of one percent, the Board of Trustees will promptly consider initiating corrective action. If the Board of Trustees believes that the extent of any deviation from a $1.00 amortized cost price per share may result in material dilution or other unfair results to new or existing shareholders, it

TIAA-CREF Funds  ■  Statement of Additional Information     55

will take such steps as it considers appropriate to eliminate or reduce these consequences to the extent reasonably practicable. Such steps may include: (1) selling securities prior to maturity; (2) shortening the average maturity of the Fund; (3) withholding or reducing dividends; or (4) utilizing a net asset value per share determined from available market quotations. Even if these steps were taken, the Money Market Fund’s net asset value might still decline.

Options and futures

Portfolio investments underlying options are valued as described above. Stock options written by a Fund are valued at the last quoted sale price, or at the closing bid price if no sale is reported for the day of valuation as determined on the principal exchange on which the option is traded. The value of a Fund’s net assets will be increased or decreased by the difference between the premiums received on writing options and the costs of liquidating such positions measured by the closing price of the options on the date of valuation.

For example, when a Fund writes a call option, the amount of the premium is included in the Fund’s assets and an equal amount is included in its liabilities. The liability thereafter is adjusted to the current market value of the call. Thus, if the current market value of the call exceeds the premium received, the excess would be unrealized depreciation; conversely, if the premium exceeds the current market value, such excess would be unrealized appreciation. If a call expires or if the Fund enters into a closing purchase transaction, it realizes a gain (or a loss if the cost of the transaction exceeds the premium received when the call was written) without regard to any unrealized appreciation or depreciation in the underlying securities, and the liability related to such call is extinguished. If a call is exercised, the Fund realizes a gain or loss from the sale of the underlying securities and the proceeds of the sale are increased by the premium originally received.

A premium paid on the purchase of a put will be deducted from a Fund’s assets and an equal amount will be included as an investment and subsequently adjusted to the current market value of the put. For example, if the current market value of the put exceeds the premium paid, the excess would be unrealized appreciation; conversely, if the premium exceeds the current market value, such excess would be unrealized depreciation.

Stock and bond index futures, and options thereon, which are traded on commodities exchanges, are valued at their last sale prices as of the close of such commodities exchanges.

Investments for which market quotations are not readily available

Portfolio securities or other assets for which market quotations are not readily available will be valued at fair value as determined in good faith using procedures approved by the Board of Trustees. For more information about the Funds’ fair value pricing procedures, see “Calculating Share Price” in the Prospectuses.

Tax status

The following discussion of the federal tax status of the Funds is a general and abbreviated summary based on tax laws and regulations in effect on the date of this SAI. Tax law is subject to change by legislative, administrative or judicial action.

This discussion does not address all aspects of taxation (including state, local and foreign taxes) that may be relevant to particular shareholders in light of their own investment or tax circumstances, or to particular types of shareholders (including insurance companies, tax-deferred retirement plans, financial institutions, broker-dealers, foreign corporations and persons who are not citizens or residents of the United States) subject to special treatment under the federal income tax laws. This summary is based on the Code, the regulations thereunder, published rulings and court decisions, all as currently in effect. These laws are subject to change, possibly on a retroactive basis.

YOU ARE ADVISED TO CONSULT YOUR OWN TAX ADVISOR WITH RESPECT TO THE TAX CONSEQUENCES OF AN INVESTMENT IN A FUND IN LIGHT OF YOUR PARTICULAR CIRCUMSTANCES. THIS DISCUSSION IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING.

Qualification as regulated investment company

Each Fund is treated as a separate taxpayer for federal income tax purposes. Each Fund has elected or will elect to be treated as a regulated investment company under Subchapter M of Chapter 1 of the Code and intends to qualify as a regulated investment company each year. If a Fund: (1) continues to qualify as a regulated investment company, and (2) distributes to its shareholders an amount at least equal to the sum of 90% of its investment company taxable income (including for this purpose its net ordinary investment income and realized net short-term capital gains) and 90% of its tax-exempt interest income (reduced by certain expenses) (the “90% distribution requirement”), which the Trust intends each Fund to do, then under the provisions of Subchapter M of the Code the Fund should have little or no liability for federal income taxes. In particular, a Fund will not be subject to federal income tax on the portion of its investment company taxable income and net capital gain (i.e., realized net long-term capital gain in excess of realized net short-term capital loss) it distributes to shareholders (or treats as having been distributed to shareholders).

56     Statement of Additional Information  ■  TIAA-CREF Funds

Each Fund generally will endeavor to distribute (or treat as deemed distributed) to shareholders all of its investment company taxable income and its net capital gain, if any, for each taxable year so that it will not incur federal income taxes on its earnings.

A Fund must meet several requirements to maintain its status as a regulated investment company. These requirements include the following: (1) at least 90% of its gross income for each taxable year must be derived from (a) dividends, interest, payments with respect to loaned securities, gains from the sale or disposition of securities (including gains from related investments in foreign currencies), and other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such securities or currencies; and (b) net income derived from an interest in a qualified publicly traded partnership (“PTP”); and (2) at the close of each quarter of the Fund’s taxable year, (a) at least 50% of the value of the Fund’s total assets must consist of cash, cash items, securities of other regulated investment companies, U.S. Government securities and other securities that, with respect to any one issuer, do not represent more than 5% of the value of the total assets of the Fund or more than 10% of the outstanding voting securities of such issuer; or more than 10% of a PTP’s equity securities and (b) the Fund must not invest more than 25% of its total assets in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), the securities of two or more issuers that are controlled by the Fund and that are engaged in the same or similar trades or businesses or related trades or business, or the securities of one or more PTPs.

If for any taxable year a Fund fails to qualify as a regulated investment company or fails to satisfy the 90% distribution requirement, then all of its taxable income would be subject to federal, and possibly state, income tax at regular corporate rates (without any deduction for distributions to its shareholders) and distributions to its shareholders would generally constitute ordinary income (including dividends derived from interest on tax-exempt obligations) to the extent of such Fund’s available earnings and profits.

Equalization accounting

Each Fund may use the so-called “equalization method” of accounting to allocate a portion of its “earnings and profits,” which generally equals a Fund’s undistributed net investment income and realized capital gains, with certain adjustments, to redemption proceeds. This method permits a Fund to achieve more balanced distributions for both continuing and redeeming shareholders. Although using this method generally will not affect a Fund’s total returns, it may reduce the amount that the Fund would otherwise distribute to continuing shareholders by reducing the effect of redemptions of Fund shares on Fund distributions to shareholders. However, the IRS has not expressly sanctioned the particular equalization method used by a Fund, and thus the Fund’s use of this method may be subject to IRS scrutiny.

Distributions to avoid federal excise tax

A regulated investment company generally must distribute in each calendar year an amount equal to at least the sum of:

1. 98% of its ordinary taxable income for the year;

2. 98.2% of its capital gain net income for the twelve months ended on October 31 of that calendar year; and

3. any ordinary income or net capital gain income not distributed or taxed for prior years (the “excise tax avoidance requirements”). To the extent that a regulated investment company fails to do this, it is subject to a 4% nondeductible federal excise tax on undistributed earnings. Therefore, in order to avoid the federal excise tax, each Fund must make (and the Trust intends that each will make) the foregoing distributions.

Capital loss carryforwards

As of October 31, 2014, the following Funds have capital loss “carryforwards” as indicated below. To the extent provided in the Code and regulations thereunder, a Fund may carry forward such capital losses to offset realized capital gains in future years. To the extent that these losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders because they would be taxable as ordinary income.

	Date of expiration
Fund	10/31/2017	10/31/2018	10/31/2019	No expiration	Total
Emerging Markets Debt Fund	$—	$—	$—	$125	$125
Emerging Markets Equity Fund	—	—	14,064,867	42,175,125	56,239,992
Emerging Markets Equity Index Fund	—	—	—	10,362,127	10,362,127
Global Natural Resources Fund	—	—	—	33,520,694	33,520,694
International Equity Fund	43,199,731	37,037,218	—	—	80,236,949
International Opportunities Fund	—	—	—	70,351,828	70,351,828
S&P 500 Index Fund	—	—	—	1,558,340	1,558,340

As of March 31, 2015 (except as otherwise noted), the following Funds have capital loss “carryforwards” as indicated below. To the extent provided in the Code and regulations thereunder, a Fund may carry forward such capital losses to offset realized

TIAA-CREF Funds  ■  Statement of Additional Information     57

capital gains in future years. To the extent that these losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders because they would be taxable as ordinary income.

Fund	No expiration	Total
Money Market Fund	$9	$9

Under the Regulated Investment Company Modernization Act of 2010, funds are permitted to carry forward capital losses in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years must be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryovers may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Investments in foreign securities

Investment income received from sources within foreign countries, or capital gains earned by a Fund investing in securities of foreign issuers, may be subject to foreign income taxes withheld at the source. In this regard, withholding tax rates in countries with which the United States does not have a tax treaty are often as high as 35% or more. The United States has entered into tax treaties with many foreign countries that may entitle a Fund to a reduced rate of tax or exemption from tax on this related income and gains. The effective rate of foreign tax cannot be determined at this time since the amount of a Fund’s assets to be invested within various countries is not now known. The Funds intend to operate so as to qualify for applicable treaty-reduced rates of tax.

If a Fund qualifies as a regulated investment company under the Code, and if more than 50% of the Fund’s total assets at the close of the taxable year consists of securities of foreign corporations, then the Fund may elect, for U.S. federal income tax purposes, to treat foreign income taxes paid by the Fund (including certain withholding taxes that can be treated as income taxes under U.S. income tax principles) as paid by its shareholders. If a Fund makes such an election, an amount equal to the foreign income taxes paid by the Fund would be included in the income of its shareholders and the shareholders often would be entitled to credit their portions of this amount against their U.S. tax liabilities, if any, or to deduct those portions from their U.S. taxable income, if any. Shortly after any year for which such an election is made, the Fund will report to shareholders, in writing, the amount per share of foreign tax that must be included in each shareholder’s gross income and the amount that will be available as a deduction or credit. Certain limitations based on the unique tax situation of a shareholder may apply to limit the extent to which the credit or the deduction for foreign taxes may be claimed by such shareholder.

If a Fund acquires stock in certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, rents, royalties or capital gain) or hold at least 50% of their total assets in investments producing such passive income (“passive foreign investment companies”), that Fund could be subject to federal income tax and additional interest charges on “excess distributions” received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the Fund is timely distributed to its shareholders. The Fund would not be able to pass through to its shareholders any credit or deduction for such a tax. Certain elections may, if available, ameliorate these adverse tax consequences, but any such election requires the applicable Fund to recognize taxable income or gain without the concurrent receipt of cash. Any Fund that acquires stock in foreign corporations may limit and/or manage its holdings in passive foreign investment companies to minimize its tax liability.

Foreign exchange gains and losses realized by a Fund in connection with certain transactions involving non-dollar debt securities, certain foreign currency futures contracts, foreign currency option contracts, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Code provisions that generally treat such gains and losses as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders. Any such transactions that are not directly related to a Fund’s investment in securities (possibly including speculative currency positions or currency derivatives not used for hedging purposes) could, under future United States Treasury regulations, produce income not among the types of “qualifying income” from which the Fund must derive at least 90% of its annual gross income.

Investments with original issue discount

Each Fund that invests in certain payment-in-kind instruments, zero coupon securities or certain deferred interest securities (and, in general, any other securities with original issue discount or with market discount if the Fund elects to include market discount in current income) must accrue income on such investments prior to the receipt of the corresponding cash. However, because each Fund must meet the 90% distribution requirement to qualify as a regulated investment company, a Fund may have to dispose of its portfolio investments under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy distribution requirements.

58     Statement of Additional Information  ■  TIAA-CREF Funds

Options, futures, and swaps

A Fund’s transactions in options contracts and futures contracts are subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Fund (that is, may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer losses of the Fund. These rules (1) could affect the character, amount and timing of distributions to shareholders of a Fund, (2) could require the Fund to “mark to market” certain types of the positions in its portfolio (that is, treat them as if they were closed out) and (3) may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the 90% distribution requirement and the excise tax avoidance requirements described above. To mitigate the effect of these rules and prevent disqualification as a regulated investment company, each Fund seeks to monitor its transactions, seeks to make the appropriate tax elections and seeks to make the appropriate entries in its books and records when it acquires any option, futures contract or hedged investment.

The federal income tax rules applicable to interest rate swaps, caps and floors are unclear in certain respects, and a Fund may be required to account for these transactions in a manner that, in certain circumstances, may limit the degree to which it may utilize these transactions. Among other things, there is uncertainty concerning when income or loss is recognized for tax purposes and whether such income or loss is capital or ordinary. In addition, the application of the diversification tests described above with respect to such instruments is uncertain. As a result, any Fund investing in these instruments may limit and/or manage its holdings of these instruments in order to avoid disqualification of the Fund as a regulated investment company and to minimize the potential negative tax consequences to the Fund from a successful challenge by the IRS with respect to the Fund’s treatment of these instruments.

Shareholder taxation

The following discussion of certain federal income tax issues of shareholders of the Funds is a general and abbreviated summary based on tax laws and regulations in effect on the date of this SAI.

Tax law is subject to change by legislative, administrative or judicial action. The following discussion relates solely to U.S. federal income tax law as applicable to U.S. taxpayers (e.g., U.S. residents and U.S. domestic corporations, partnerships, trusts or estates). The discussion does not address special tax rules applicable to certain classes of investors, such as qualified retirement accounts or trusts, tax-exempt entities, insurance companies, banks and other financial institutions or non-U.S. taxpayers. Dividends, capital gain distributions, and ownership of or gains realized on the redemption (including an exchange) of the shares of a Fund may also be subject to state, local and foreign taxes. Shareholders should consult their own tax advisors as to the federal, state, local or foreign tax consequences of ownership of shares of, and receipt of distributions from, the Funds in their particular circumstances.

Distributions

Distributions of a Fund’s investment company taxable income are taxable as ordinary income to shareholders to the extent of the Fund’s current or accumulated earnings and profits, whether paid in cash or reinvested in additional shares. Any distribution of a Fund’s net capital gain properly designated by a Fund as “capital gain dividends” is taxable to a shareholder as long-term capital gain regardless of a shareholder’s holding period for his, her or its shares and regardless of whether paid in cash or reinvested in additional shares. Distributions, if any, in excess of earnings and profits usually constitute a return of capital, which first reduces an investor’s tax basis in a Fund’s shares and thereafter (after such basis is reduced to zero) generally gives rise to capital gains. Shareholders electing to receive distributions in the form of additional shares have a cost basis for federal income tax purposes in each share so received equal to the amount of cash they would have received had they elected to receive the distributions in cash.

At a Fund’s option, it may retain some or all of its net capital gain for a tax year, but designate the retained amount as a “deemed distribution.” In that case, among other consequences, the Fund pays tax on the retained amount for the benefit of its shareholders, the shareholders are required to report their share of the deemed distribution on their tax returns as if it had been distributed to them, and the shareholders may report a credit for the tax paid thereon by the Fund. The amount of the deemed distribution net of such tax is added to the shareholder’s cost basis for his, her or its shares. Since the Funds expect to pay tax on any retained net capital gain at its regular corporate capital gain tax rate, and since that rate is in excess of the maximum rate currently payable by individuals on long-term capital gain, the amount of tax that individual shareholders are treated as having paid will exceed the amount of tax that such shareholders would be required to pay on the retained net capital gains. A shareholder that is not subject to U.S. federal income tax or tax on long-term capital gains should be able to file a return on the appropriate form or a claim for refund that allows such shareholder to recover the taxes paid on his, her or its behalf. In the event the Funds choose this option, they must provide written notice to the shareholders prior to the expiration of 60 days after the close of the relevant tax year.

Any dividend declared by a Fund in October, November or December of any calendar year, payable to shareholders of record on a specified date in such a month and actually paid during January of the following year, is treated as if it had been received by the shareholders on December 31 of the year in which the dividend was declared.

TIAA-CREF Funds  ■  Statement of Additional Information     59

Buying a dividend

An investor should consider the tax implications of buying shares just prior to a distribution. Even if the price of the shares includes the amount of the forthcoming distribution, the shareholder generally will be taxed upon receipt of the distribution and is not entitled to offset the distribution against the tax basis in his, her or its shares. In addition, an investor should be aware that, at the time the investor purchases shares of a Fund, a portion of the purchase price is often attributable to realized or unrealized appreciation in the Fund’s portfolio or undistributed taxable income of the Fund. Subsequent distributions from such appreciation or income may be taxable to such investor even if the net asset value of the investor’s shares is, as a result of the distributions, reduced below the investor’s cost for such shares, and the distributions in reality represent a return of a portion of the purchase price.

Qualified dividend income

Individual shareholders may be eligible to treat a portion of a Fund’s ordinary income dividends as “qualified dividend income” that is subject to tax at the same reduced maximum rates applicable to long-term capital gains. Corporations are not eligible for the reduced maximum rates on qualified dividend income. The Fund must designate the portion of its distributions that are eligible to be treated as qualified dividend income in a written notice within 60 days of the close of the relevant taxable year. In general, the maximum amount of distributions by a Fund that may be designated as qualified dividend income for that taxable year is the total amount of qualified dividend income received by that Fund during such year. If the qualified dividend income received by a Fund is equal to 95% (or a greater percentage) of the Fund’s gross income (exclusive of net capital gain) in any taxable year, all of the ordinary income dividends paid by the Fund will be qualified dividend income. In order to constitute qualified dividend income to the Fund, a dividend must be received from a U.S. domestic corporation (other than dividends from tax-exempt corporations and certain dividends from real estate investment trusts and other regulated investment companies) or a qualified foreign corporation. In addition, the dividend must be paid in respect of the stock that has been held by the Fund, for federal income tax purposes, for at least 61 days during the 121-day period that begins 60 days before the stock becomes ex-dividend. In order to be eligible to treat a dividend from a Fund as qualified dividend income, individual shareholders must also meet the foregoing minimum holding period requirements with respect to their shares of the applicable Fund. Little, if any, of the ordinary dividends paid by the Fixed-Income Funds (including the Money Market Fund) or Real Estate Securities Fund are expected to constitute qualified dividend income.

Dividends-received deduction

A Fund’s ordinary income dividends to corporate shareholders may, if certain conditions are met, qualify for the dividends-received deduction to the extent that the Fund has received qualifying dividend income during the taxable year. Capital gain dividends distributed by the Fund are not eligible for the dividends-received deduction. In order to constitute a qualifying dividend, a dividend must be from a U.S. domestic corporation in respect of the stock of such corporation that has been held by the Fund, for federal income tax purposes, for at least 46 days during the 91-day period that begins 45 days before the stock becomes ex-dividend (or, in the case of preferred stock, 91 days during the 181-day period that begins 90 days before the stock becomes ex-dividend). The Fund must also designate the portion of any distribution that is eligible for the dividends-received deduction in a written notice within 60 days of the close of the relevant taxable year. In addition, in order to be eligible to claim the dividends-received deduction with respect to distributions from a Fund, corporate shareholders must meet the foregoing minimum holding period requirements with respect to their shares of the applicable Fund. If a corporation borrows to acquire shares of a Fund, it may be denied a portion of the dividends-received deduction it would otherwise be eligible to claim. The entire qualifying dividend, including the otherwise deductible amount, is included in determining the excess (if any) of a corporate shareholder’s adjusted current earnings over its alternative minimum taxable income, which may increase its alternative minimum tax liability. Additionally, any corporate shareholder should consult its tax advisor regarding the possibility that its basis in its shares may be reduced, for federal income tax purposes, by reason of “extraordinary dividends” received with respect to the shares, for the purpose of computing its gain or loss on redemption or other disposition of the shares.

Gains and losses on redemptions

A shareholder generally recognizes taxable gain or loss on a sale or redemption (including by exercise of the exchange privilege) of his, her or its shares. The amount of the gain or loss is measured by the difference between the shareholder’s adjusted tax basis in his, her or its shares and the amount of the proceeds received in exchange for such shares. Any gain or loss arising from (or, in the case of distributions in excess of earnings and profits, treated as arising from) the sale or redemption of shares generally is a capital gain or loss. This capital gain or loss normally is treated as a long-term capital gain or loss if the shareholder has held his, her or its shares for more than one year at the time of such sale or redemption; otherwise, it generally will be classified as short-term capital gain or loss. If, however, a shareholder receives a capital gain dividend with respect to any share of a Fund, and if the share is sold before it has been held by the shareholder for at least six months, then any loss on the sale or exchange of the share, to the extent of the capital gain dividend, is treated as a long-term capital loss. In addition, all or a portion of any loss realized upon a taxable disposition of shares may be disallowed if other

60     Statement of Additional Information  ■  TIAA-CREF Funds

shares of the same Fund are purchased (including any purchase through a reinvestment of distributions from the Fund) within 30 days before or after the disposition. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Also, if a shareholder who incurred a sales charge on the acquisition of shares of a Fund sells his, her or its shares within 90 days of purchase and subsequently acquires shares of another Fund of the Trust on which a sales charge normally is imposed without paying such sales charge in accordance with the exchange privilege described in the Prospectuses, such shareholder will not be entitled to include the amount of the sales charge in his, her or its basis in the shares sold for purposes of determining gain or loss. In these cases, any gain on the disposition of the shares of the Fund is increased, or loss decreased, by the amount of the sales charge paid when the shares were acquired, and that amount will increase the adjusted basis of the shares of the Fund subsequently acquired.

Each Fund is required to report to the IRS and furnish to certain Fund shareholders the cost basis information for sale transactions of shares purchased on or after January 1, 2012. Shareholders may elect to have one of several cost basis methods applied to their account when calculating the cost basis of shares sold, including average cost, “first-in, first-out” (“FIFO”), or some other specific identification method. Unless you instruct otherwise, the Fund will use average cost as its default cost basis method, and will treat sales as first coming from shares purchased prior to January 1, 2012. If average cost is used for a shareholder’s first sale of the Fund shares covered by these new rules, the shareholder may only use an alternative cost basis method for shares purchased prospectively. Fund shareholders should consult with their tax advisors to determine the best cost basis method for their tax situation.

For shares you sell that were purchased prior to January 1, 2012, you will be sent a statement showing how many shares you sold and at what price. However, the statement will not include cost basis information and will not be furnished to the IRS. You or your tax preparer must determine whether this sale resulted in a capital gain or loss and the amount of tax to be paid on any gain. Be sure to keep your regular account statements; the information they contain will be essential in calculating the amount of your capital gains or losses.

Deduction of capital losses

Non-corporate shareholders with net capital losses for a year (i.e., capital losses in excess of capital gains) generally may deduct up to $3,000 of such losses against their ordinary income each year; any net capital losses of a non-corporate shareholder in excess of $3,000 generally may be carried forward and used in subsequent years as provided in the Code. Corporate shareholders generally may not deduct any net capital losses for a year, but may carry back such losses for three years or carry forward such losses for five years.

Reports to shareholders

The Funds send to each of their shareholders, as promptly as possible after the end of each calendar year, a notice detailing on a per share and per distribution basis, the amounts includible in such shareholder’s taxable income for such year as ordinary income (including any portion eligible to be treated as qualified dividend income or to be deducted pursuant to the dividends-received deduction) and as long-term capital gain. In addition, the federal tax status of each year’s distributions generally is reported to the IRS.

Backup withholding

The Funds may be required to withhold U.S. federal income tax (“backup withholding”) from all distributions payable to: (1) any shareholder who fails to furnish a Fund with a correct taxpayer identification number or a certificate that the shareholder is exempt from backup withholding and (2) any shareholder with respect to whom the IRS notifies the Fund that the shareholder has failed to properly report certain interest and dividend income to the IRS and to respond to notices to that effect. The backup withholding is not an additional tax and may be returned or credited against a taxpayer’s regular federal income tax liability if appropriate information is provided to the IRS.

Shares held in certain custody accounts

Shares held in custody accounts as permitted by Code Sections 403(b)(7) and 408 (IRAs) are subject to special tax treatment. The federal income tax on earnings in such accounts is deferred, and there are restrictions on the amounts that can be distributed from such accounts without adverse federal income tax consequences for investors in such accounts. Distributions from such accounts may be subject to taxation as ordinary income in the year distributed and investors in such accounts may have to pay a penalty tax for certain distributions.

Shareholders invested through such accounts should consult their tax advisor or TIAA-CREF for more information.

Treatment of Tax-Exempt Bond Fund

The Tax-Exempt Bond Fund expects to qualify to pay “exempt-interest dividends” which may be treated by shareholders as items of interest that are exempt from regular federal income tax. (Distributions derived from net long-term capital gains of the Tax-Exempt Bond Fund will ordinarily be taxable to shareholders as long-term capital gains, and any distributions derived from

TIAA-CREF Funds  ■  Statement of Additional Information     61

taxable interest income, net short-term capital gains and certain net realized foreign exchange gains will be taxable to shareholders as ordinary income.) The recipient of exempt-interest dividends is required to report such income on his or her federal income tax returns, but if a shareholder borrows funds to purchase or carry shares of the Tax-Exempt Bond Fund, interest paid on such debt is not deductible. In addition, exempt-interest dividends will be taken into account in determining the extent to which a shareholder’s Social Security or certain railroad retirement benefits are taxable. Any losses realized by shareholders who dispose of shares of the Tax-Exempt Bond Fund with a tax holding period of six months or less are disallowed to the extent of any exempt-interest dividends received with respect to such shares.

The Tax-Exempt Bond Fund may invest a portion of its assets in private activity bonds, the interest from which (including the Fund’s distributions attributable to such interest) may be a preference item for purposes of federal alternative minimum tax (AMT), both individual and corporate. Income from securities that is a preference item is included in the computation of the AMT and, in the case of corporations, all exempt-interest income, whether or not attributable to private activity bond interest, may increase a corporate shareholder’s liability, if any, for AMT.

Shareholders who have not held shares of the Tax-Exempt Bond Fund for such fund’s full taxable year may have designated as tax-exempt interest or as a tax-preference item a percentage distribution which is not equal to the actual amount of tax-exempt income or tax-preference income earned by the Fund during the period of their investment.

A portion of the dividends to shareholders from the Tax-Exempt Bond Fund may be exempt from state and local taxes. Income from investments in the shareholder’s state of residence is generally tax-exempt. The Tax-Exempt Bond Fund will direct the Transfer Agent to send shareholders a breakdown of income from each state in order to aid them in preparing tax returns.

Brokerage allocation

Advisors is responsible for decisions to buy and sell securities for the Funds as well as for selecting brokers and, where applicable, negotiating the amount of the commission rate paid. It is the intention of Advisors to place brokerage orders with the objective of obtaining the best execution, which includes such factors as best price, research and available data. Advisors may consider other factors, including, among others, the broker’s reputation, specialized expertise, special capabilities or efficiency. When purchasing or selling securities traded on the over-the-counter market, Advisors generally will execute the transactions with a broker engaged in making a market for such securities. When Advisors deems the purchase or sale of a security to be in the best interests of more than one Fund, it may, consistent with its fiduciary obligations, aggregate the securities to be sold or purchased. When Advisors deems the purchase or sale of a security to be in the best interests of a Fund, its personnel also may, consistent with their fiduciary obligations, decide either to buy or to sell a particular security for the Fund at the same time as for other funds that it may be managing, or that may be managed by its affiliate, Investment Management, another investment adviser subsidiary of TIAA. In that event, allocation of the securities purchased or sold, as well as the expenses incurred in the transaction, will be made in an equitable manner.

Domestic brokerage commissions are negotiated, as there are no standard rates. All brokerage firms provide the service of execution of the order made; some brokerage firms also provide research and statistical data, and research reports on particular companies and industries are customarily provided by brokerage firms to large investors. In negotiating commissions, consideration is given by Advisors to the quality of execution provided and to the use and value of the research. The valuation of such research may be judged with reference to a particular order or, alternatively, may be judged in terms of its value to the overall management of the portfolio or the portfolios of other clients. Currently, some foreign brokerage commissions are fixed under local law and practice. There is, however, an ongoing trend in many countries to adopt a new system of negotiated commissions.

Transactions in fixed-income instruments with dealers generally involve spreads rather than commissions. That is, the dealer generally functions as a principal, generating income from the spread between the dealer’s purchase and sale prices, rather than as a broker charging a proportional or fixed fee.

Advisors may place orders with brokers providing research and statistical data services even if lower commissions may be available from brokers not providing such services. When doing so, Advisors will determine in good faith that the commissions negotiated are reasonable in relation to the value of the brokerage and research provided by the broker viewed in terms of either that particular transaction or of the overall responsibilities of Advisors to the Funds or other clients. In reaching this determination, Advisors will not necessarily place a specific dollar value on the brokerage or research services provided nor determine what portion of the broker’s compensation should be related to those services. Advisors may also place orders with brokers who, through the use of commission-sharing arrangements, obtain research from other broker-dealers and research providers for the benefit of Advisors and its client or proprietary accounts.

Research or services obtained for one Fund may be used by Advisors in managing other Funds and other investment company clients and advisory clients of Advisors. Research or services obtained for the Trust also may be used by personnel of Advisors in managing other investment company accounts, or by Investment Management for the CREF accounts.

62     Statement of Additional Information  ■  TIAA-CREF Funds

The table below shows the aggregate amounts of brokerage commissions paid by the following Funds to firms that provided research services during the fiscal year ended October 31, 2014. Note that the provision of research services was not necessarily a factor in the placement of all this business with these firms.

Fund	Commissions
Emerging Markets Debt Fund	$—
Emerging Markets Equity Fund	3,909,998
Emerging Markets Equity Index Fund	229,941
Enhanced International Equity Index Fund	434,660
Enhanced Large-Cap Growth Index Fund	190,240
Enhanced Large-Cap Value Index Fund	259,738
Equity Index Fund	48,114
Global Natural Resources Fund	932,837
Growth & Income Fund	4,458,498
International Equity Fund	6,200,852
International Equity Index Fund	193,991
International Opportunities Fund	1,290,507
Large-Cap Growth Fund	1,930,881
Large-Cap Growth Index Fund	28,949
Large-Cap Value Fund	3,759,611
Large-Cap Value Index Fund	42,769
Mid-Cap Growth Fund	1,750,582
Mid-Cap Value Fund	1,578,428
Small-Cap Blend Index Fund	20,928
Small-Cap Equity Fund	804,612
Social Choice Equity Fund	46,198
S&P 500 Index Fund	19,148

The table below shows the aggregate amount of brokerage commissions paid by the following Funds to firms that provided research services during the fiscal period ended March 31, 2015 (except as otherwise noted). Note that the provision of research services was not necessarily a factor in the placement of all this business with these firms.

Fund	Commissions
Real Estate Securities Fund	$839,253

TIAA-CREF Funds  ■  Statement of Additional Information     63

The aggregate amount of brokerage commissions paid by the following Funds for the prior fiscal years ended October 31, 2012 and October 31, 2013 and the fiscal year ended October 31, 2014, was as follows:

Fund	October 31, 2014	October 31, 2013	October 31, 2012
Emerging Markets Debt Fund	$—	$—	$—

Emerging Markets Equity Fund	4,056,638	3,450,095	2,816,210

Emerging Markets Equity Index Fund	239,174	288,735	115,722

Enhanced International Equity Index Fund	467,456	500,417	317,857

Enhanced Large-Cap Growth Index Fund	224,674	190,149	194,774

Enhanced Large-Cap Value Index Fund	304,673	224,642	187,939

Equity Index Fund	79,144	136,651	118,795

Global Natural Resources Fund	956,120	1,046,472	544,524

Growth & Income Fund	5,027,633	6,534,509	4,556,062

International Equity Fund	6,535,095	7,697,938	5,186,639

International Equity Index Fund	215,780	315,569	267,342

International Opportunities Fund	1,326,785	518,013	—

Large-Cap Growth Fund	2,160,802	2,055,955	1,979,387

Large-Cap Growth Index Fund	48,135	42,855	49,368

Large-Cap Value Fund	4,144,795	3,556,395	3,209,155

Large-Cap Value Index Fund	106,013	69,041	65,196

Mid-Cap Growth Fund	1,943,315	1,717,961	994,787

Mid-Cap Value Fund	1,798,312	3,153,381	1,824,662

Small-Cap Blend Index Fund	55,499	114,575	42,561

Small-Cap Equity Fund	815,967	666,810	727,326

Social Choice Equity Fund	89,323	49,167	39,168

S&P 500 Index Fund	37,380	27,333	40,393

With respect to increases in brokerage commissions in 2014 from 2013, the Enhanced Large-Cap Value Index Fund increased its options trading, and because options trades generally have a higher commission rate than other trades, there was a higher amount of commissions paid. The International Opportunities Fund is relatively new and experienced growth in assets under management, which increased the amount of commissions paid. The Large-Cap Value Index Fund’s increase was attributed to both an increase in assets under management and positive cash inflows. The Social Choice Equity Fund’s increase was related to a one-time investment. The S&P 500 Index Fund’s increase was due to a significant increase in trading activity caused by purchases and redemptions of Fund shares.

With respect to decreases in brokerage commissions in 2014 from 2013, the Equity Index Fund’s decrease was due to reduced trading activity and a rising market. For the International Equity Index Fund, the decrease was due to reduced trading activity. The Mid-Cap Value’s decrease was directly attributable to lower trading turnover. The Small-Cap Blend Index Fund’s decrease was attributed to a swing from net purchases of the Fund to net redemptions.

The aggregate amount of brokerage commissions paid by the following Funds for the prior fiscal years ended March 31, 2013, March 31, 2014, and March 31, 2015 (except as otherwise noted) was as follows:

Fund	March 31, 2015	March 31, 2014	March 31, 2013
High-Yield Fund	$10,017	$—	$—
Short-Term Bond Fund	8,229	938	—
Real Estate Securities Fund	936,436	1,422,662	1,138,728

The decrease in brokerage commissions in 2015 from 2014 for the Real Estate Securities Fund was primarily the result of lower portfolio holdings turnover.

64     Statement of Additional Information  ■  TIAA-CREF Funds

During the fiscal year ended October 31, 2014, certain of the Funds acquired securities of certain regular brokers or dealers (as such term is defined under Rule 10b-1 of the 1940 Act) or their parents. These entities and the value of a Fund’s aggregate holdings in the securities of those entities, as of October 31, 2014, are set forth below:

REGULAR BROKER OR DEALER BASED ON BROKERAGE COMMISSIONS PAID

Fund	Broker	Holdings (US$)
Emerging Markets Equity Index Fund	BANCO SANTANDER CHILE	772,559

Enhanced International Equity Index Fund	BANCO SANTANDER SA	15,282,240
	HSBC HOLDINGS PLC	10,420,701
	SKANDINAVISKA ENSKILDA BAN-A	8,601,123
	SUMITOMO MITSUI FINANCIAL GR	1,521,202
	BNP PARIBAS	222,712

Enhanced Large-Cap Growth Index Fund	LAZARD LTD-CL A	7,754,955

Enhanced Large-Cap Value Index Fund	WELLS FARGO & CO	51,061,962
	JPMORGAN CHASE & CO	39,160,800
	CITIGROUP INC	25,999,521
	BANK OF AMERICA CORP	22,749,424
	GOLDMAN SACHS GROUP INC	16,423,495
	MORGAN STANLEY	13,233,049
	LAZARD LTD-CL A	4,911,158
	CHARLES SCHWAB CORP	4,587,200
	STATE STREET CORP	1,995,313
	TD AMERITRADE HOLDING CORP	202,440

Equity Index Fund	WELLS FARGO & CO	101,959,610
	JPMORGAN CHASE & CO	92,063,926
	BANK OF AMERICA CORP	72,063,643
	CITIGROUP INC	65,453,486
	GOLDMAN SACHS GROUP INC	34,284,456
	MORGAN STANLEY	21,227,092
	STATE STREET CORP	13,139,472
	CHARLES SCHWAB CORP	13,043,445
	BB&T CORP	11,014,216
	FIFTH THIRD BANCORP	6,768,194
	TD AMERITRADE HOLDING CORP	3,707,655
	RAYMOND JAMES FINANCIAL INC	2,833,106
	LAZARD LTD-CL A	2,404,696
	POPULAR INC	1,272,299
	STIFEL FINANCIAL CORP	1,148,554
	SUSQUEHANNA BANCSHARES INC	729,942
	PIPER JAFFRAY COS	367,780
	INVESTMENT TECHNOLOGY GROUP	259,770
	COWEN GROUP INC-CLASS A	187,355
	OPPENHEIMER HOLDINGS-CL A	97,365
	FBR & CO	93,229

Growth & Income Fund	BANK OF AMERICA CORP	80,391,494
	WELLS FARGO & CO	69,390,064
	MORGAN STANLEY	52,848,734
	CITIGROUP INC	50,583,227
	JPMORGAN CHASE & CO	38,474,654
	LAZARD LTD-CL A	19,848,853

International Equity Fund	BNP PARIBAS	28,347,298
	NOMURA HOLDINGS INC	366,332

International Equity Index Fund	HSBC HOLDINGS PLC	88,596,169
	BANCO SANTANDER SA	48,165,446
	BNP PARIBAS	30,083,058
	SUMITOMO MITSUI FINANCIAL GROUP	23,788,668
	SOCIETE GENERALE SA	15,793,839
	NOMURA HOLDINGS INC	10,502,674
	SKANDINAVISKA ENSKILDA BAN-A	8,745,685
	ROYAL BANK OF SCOTLAND GROUP	7,063,970
	MACQUARIE GROUP LTD	6,998,102
	JULIUS BAER GROUP LTD	4,439,885

International Opportunities Fund	BNP PARIBAS	10,518,818
	SUMITOMO MITSUI FINANCIAL GROUP	7,234,887

Large-Cap Growth Fund	CHARLES SCHWAB CORP	25,987,778
	MORGAN STANLEY	13,479,621

TIAA-CREF Funds  ■  Statement of Additional Information     65

Fund	Broker	Holdings (US$)
Large-Cap Growth Index Fund	TD AMERITRADE HOLDING CORP	1,573,903
	LAZARD LTD-CL A	1,138,818
	CHARLES SCHWAB CORP	1,040,893

Large-Cap Value Fund	WELLS FARGO & CO	147,144,828
	BANK OF AMERICA CORP	128,524,470
	JPMORGAN CHASE & CO	78,787,296
	CITIGROUP INC	73,242,583
	STATE STREET CORP	61,657,687
	MORGAN STANLEY	54,830,119
	GOLDMAN SACHS GROUP INC	24,143,549

Large-Cap Value Index Fund	WELLS FARGO & CO	68,198,299
	JPMORGAN CHASE & CO	61,572,269
	BANK OF AMERICA CORP	48,449,802
	CITIGROUP INC	43,737,168
	GOLDMAN SACHS GROUP INC	22,855,227
	MORGAN STANLEY	14,414,254
	STATE STREET CORP	8,688,615
	BB&T CORP	7,335,045
	CHARLES SCHWAB CORP	7,205,144
	FIFTH THIRD BANCORP	4,573,392
	RAYMOND JAMES FINANCIAL INC	1,862,281
	POPULAR INC	876,509
	TD AMERITRADE HOLDING CORP	329,775

Mid-Cap Growth Fund	LAZARD LTD-CL A	12,194,533

Mid-Cap Value Fund	FIFTH THIRD BANCORP	48,111,972
	RAYMOND JAMES FINANCIAL INC	24,979,366
	LAZARD LTD-CL A	13,848,383

Small-Cap Blend Index Fund	STIFEL FINANCIAL CORP	2,921,152
	SUSQUEHANNA BANCSHARES INC	1,736,978
	PIPER JAFFRAY COS	888,398
	INVESTMENT TECHNOLOGY GROUP	625,811
	COWEN GROUP INC-CLASS A	443,455
	OPPENHEIMER HOLDINGS-CL A	246,948
	FBR CAPITAL MARKETS CO	214,411

Small-Cap Equity Fund	SUSQUEHANNA BANCSHARES INC	9,992,466

Social Choice Equity Fund	CHARLES SCHWAB CORP	16,073,463
	STATE STREET CORP	16,010,273
	BB&T CORP	15,174,728
	POPULAR INC	1,548,157
	TD AMERITRADE HOLDING CORP	101,220
	SUSQUEHANNA BANCSHARES INC	49,119

S&P 500 Index Fund	WELLS FARGO & CO	34,369,351
	JPMORGAN CHASE & CO	31,028,841
	BANK OF AMERICA CORP	24,621,683
	CITIGROUP INC	22,128,659
	GOLDMAN SACHS GROUP INC	10,612,271
	MORGAN STANLEY	7,301,964
	CHARLES SCHWAB CORP	4,484,103
	STATE STREET CORP	4,359,551
	BB&T CORP	3,720,574
	FIFTH THIRD BANCORP	2,258,210

REGULAR BROKER OR DEALER BASED ON ENTITIES ACTING AS PRINCIPALS

Fund	Broker	Holdings (US$)
Enhanced Large-Cap Value Index Fund	CITIGROUP INC	25,999,521
	GOLDMAN SACHS GROUP INC	16,423,495

International Equity Index Fund	NOMURA HOLDINGS INC	10,502,674

Large-Cap Value Fund	BANK OF AMERICA CORP	128,524,470

S&P 500 Index Fund	JPMORGAN CHASE & CO	31,028,841
	BANK OF AMERICA CORP	24,621,683

66     Statement of Additional Information  ■  TIAA-CREF Funds

Directed brokerage

In accordance with the 1940 Act, the Funds have adopted a policy prohibiting the Funds from compensating brokers or dealers for the sale or promotion of Fund shares by the direction of portfolio securities transactions for the Funds to such brokers or dealers. In addition, Advisors has instituted policies and procedures so that Advisors’ personnel do not violate this policy of the Funds.

Legal matters

All matters of applicable state law pertaining to the Funds have been passed upon by Jonathan Feigelson, Senior Managing Director, General Counsel of the Trust (and TIAA and CREF). Dechert LLP serves as legal counsel to the Funds and has provided advice to the Funds related to certain matters under the federal securities laws.

Experts

The financial statements incorporated into this SAI by reference to the Annual Reports to shareholders for the fiscal year ended October 31, 2014 (for the Equity and Emerging Markets Debt Funds (other than the Social Choice International Equity and the Social Choice Low Carbon Equity Fund, which were not yet operational)) and March 31, 2015 (for the Fixed-Income and Real Estate Securities Funds (other than the Emerging Markets Debt Fund, which has a different fiscal year end, and the Short-Term Bond Index Fund, which was not yet operational)) have been so incorporated in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

Financial statements

The audited and unaudited financial statements of the Funds are incorporated herein by reference to (i) the Trust’s Annual Reports on Form N-CSR for the fiscal year ended October 31, 2014 for the Equity and Emerging Markets Debt Funds (other than the Social Choice International Equity Fund and the Social Choice Low Carbon Equity Fund, which were not yet operational) and fiscal year ended March 31, 2015 for the Fixed-Income and Real Estate Securities Funds (other than the Emerging Markets Debt Fund, which has a different fiscal year end, and the Short-Term Bond Index Fund, which was not yet operational), and (ii) the Trust’s Semiannual Reports on Form N-CSR for the six-month fiscal period ended April 30, 2015 for the Equity and Emerging Markets Debt Funds (other than the Social Choice International Equity Fund and the Social Choice Low Carbon Equity Fund, which were not yet operational) and six-month fiscal period ended September 30, 2015 for the Fixed-Income and Real Estate Securities Funds (other than the Emerging Markets Debt Fund). These financial statements have been filed with the SEC and the reports have been provided to all shareholders. The Funds will furnish you, without charge, another copy of the Annual or Semiannual Report on request.

TIAA-CREF Funds  ■  Statement of Additional Information     67

Appendix A: TIAA-CREF policy statement on corporate governance

I. Introduction

Purpose and applicability of policy statement

The purpose of this document, including the proxy voting guidelines in Appendix A (the “Policy Statement”), is for Teachers Insurance and Annuity Association-College Retirement Equities Fund (TIAA-CREF) to inform our clients, participants and shareholders, portfolio companies, stakeholders and other institutional investors about the corporate governance and social responsibility practices we expect of our portfolio companies. The principles and guidelines herein disclose how we generally vote proxies of portfolio companies. Additionally, this Policy Statement is intended to serve as a basis for dialogue with boards of directors and senior managers.

The policies and principles herein apply to publicly traded operating companies and may not be directly applicable to open-end investment companies or privately held entities. Although many of the specific policies relate primarily to companies incorporated in the United States, the underlying principles apply to all public companies in which TIAA-CREF invests throughout the world. Although TIAA is not a publicly traded company, to the extent practicable, TIAA’s internal governance practices are guided by the policies and principles articulated herein.

Why we focus on corporate governance

TIAA-CREF is an institutional investor whose mission is to help those in the academic, medical, cultural, research and government fields plan to and through retirement. We do this with a full array of financial products and services to help our participants and shareholders achieve lifetime financial security. Our clients expect us to be stewards of their savings and to help provide for their financial security.

We believe that good governance practices and responsible corporate behavior contribute to the long-term performance of public companies and are critical to well-functioning securities markets. We also believe that strong corporate governance helps reduce investment risk and ensures that shareholder capital is used effectively.

Institutional investors are the constituency whose interests are best aligned with stable and growing markets because of their long-term orientation. Furthermore, long-term investors have among the most to lose if markets deteriorate and asset prices fall.

Accordingly, we believe it is in our participants’ and shareholders’ economic interest to promote good corporate governance and to monitor and engage with portfolio companies on issues that may affect their long-term, sustainable profits.

For over forty years TIAA-CREF has advocated the merits of involved owners working to improve corporate governance. In the 1970s and 1980s, TIAA-CREF took a leadership role in opposing abusive antitakeover provisions and management entrenchment devices such as dead-hand poison pills. We were also one of the first institutional investors to engage in dialogue with portfolio companies on social responsibility issues such as automotive safety in the United States and apartheid policies in South Africa.

In the 1990s and 2000s, TIAA-CREF continued to strengthen its commitment to responsible investing and good corporate citizenship, including the establishment of the CREF Social Choice Account and other socially screened investment products that give special consideration to social concerns. Additionally, TIAA-CREF focused on influencing companies to adopt best-in-class governance practices and disclosures related to director elections, board structure and compensation.

The repeated corporate crises of the last decade (such as options backdating and other accounting-related fraud, instances of egregious compensation practices connected with poor performance, and most recently, the meltdown of the global financial sector) have highlighted the need for market participants and shareholders to re-commit to practices and behaviors that promote the long-term, sustainable health of our economy. We believe it is important that issuers and shareholders act responsibly to restore and maintain public trust and confidence in the governance of our public corporations.

In this light, we have revised this sixth edition of the Policy Statement to reflect current developments in corporate governance, social and environmental policies, the convergence of best practices across global markets, and enhanced shareholder rights and responsibilities recently granted by the U.S. Securities and Exchange Commission, Congress, and other foreign governments and regulators. Our policies continue to respect the province of boards and management to run the company while safeguarding our rights as shareholders.

The Policy Statement is reviewed periodically and is subject to amendment. The latest edition of the Policy Statement incorporating any amendments is posted on our website (www.tiaa-cref.org).

68     Statement of Additional Information  ■  TIAA-CREF Funds

II. TIAA-CREF’s corporate governance program

A. Introduction

The TIAA and TIAA-CREF Funds Boards have delegated oversight of TIAA-CREF’s corporate governance program, including oversight of management’s development and establishment of portfolio company governance policies, to the TIAA and TIAA-CREF Funds Committees on Corporate Governance and Social Responsibility (separate committees of the TIAA board and the boards of TIAA-CREF affiliated investment companies that meet jointly and are composed entirely of independent trustees, but that vote separately on matters presented to them for approval).

TIAA-CREF’s corporate governance program is administered by a staff of professionals within the Corporate Governance Group who work collaboratively with the Asset Management Group and other internal stakeholders.

B. Governance activities

1. Proxy voting

Proxy voting is a key component of TIAA-CREF’s oversight and engagement program. It is one of our primary methods for exercising our shareholder rights and influencing the behavior of portfolio companies. TIAA-CREF commits substantial resources to making informed voting decisions in furtherance of our mission. All of our voting decisions are made in the best interest of our participants and shareholders.

TIAA-CREF’s voting policies, as described in this Policy Statement, are implemented on a case-by-case basis by the staff of our Corporate Governance Group. The staff relies on its professional judgment informed by proprietary research, reports provided by a variety of third-party research providers, consultation with our Asset Management Group and our trustees or a committee thereof. Annual disclosure of our proxy votes is available on our website and on the website of the Securities and Exchange Commission.

2. Engagement

Our preference is to engage privately with portfolio companies when we perceive shortcomings in their governance or environmental and social policies and practices that we believe impact their performance. This strategy of “quiet diplomacy” reflects our belief and past experience that informed dialogue with board members and senior executives, rather than public confrontation, will most likely lead to a mutually productive outcome.

We target portfolio companies for engagement based on research and evaluation of their governance and performance. Governance reviews are supplemented by an analysis of each company’s financial condition and risk profile conducted in conjunction with our Asset Management Group.

In prioritizing issues for engagement, we take into account their materiality, their potential impact on TIAA-CREF’s investment performance, their relevance to the marketplace, the level of public interest, the applicability of our policies and the views of TIAA-CREF’s participants and shareholders and institutional clients.

As noted, our preference is for constructive engagement strategies that can utilize private communication, minimize confrontation and attain a negotiated settlement. While quiet diplomacy remains our core strategy, particularly for domestic companies, TIAA-CREF’s engagement program involves many different activities and initiatives. Engagement may include the following activities:

• submitting shareholder resolutions

• withholding or voting against one or more directors

• requesting other investors to support our initiatives

• engaging in collaborative action with other investors

• engaging in public dialogue and commentary

• supporting an election contest or change of control transaction

• conducting a proxy solicitation

• seeking regulatory or legislative relief

• commencing or supporting litigation

• pursuing other enforcement or compliance remedies

TIAA-CREF is committed to engagement with companies and will only consider divesting from a security in the rarest of circumstances. As a matter of general investment policy, we may consider divesting or underweighting a company’s stock from our accounts in cases where we conclude that the financial or reputational risks from a company’s policies or activities are so great that continued ownership of its stock is no longer prudent.

Our policy of engagement over divestment is a matter of principle that is based on several considerations: (i) divestment would eliminate our standing and rights as a shareholder and foreclose further engagement; (ii) divestment would be likely to have negligible impact on portfolio companies or the market; (iii) divestment could result in increased costs and short-term

TIAA-CREF Funds  ■  Statement of Additional Information     69

losses; and (iv) divestment could compromise our investment strategies and negatively affect our performance. For these reasons, we believe that divestment does not offer TIAA-CREF an optimal strategy for changing the policies and practices of portfolio companies, nor is it the best means to produce long-term value for our participants and shareholders.

3. Thought leadership

In addition to proxy voting and engagement, which are actions targeted at specific companies, TIAA-CREF believes that it is important to participate in the creation, development and implementation of ideas and practices surrounding corporate governance and social responsibility in order to influence the broadest constituency possible. While the following list of activities is not necessarily exhaustive, it provides an overview of the variety of ways we participate in the corporate governance and social responsibility community.

1.  TIAA-CREF periodically publishes its policies on corporate governance, shareholder rights, social responsibility and related issues. These policies inform portfolio companies and provide the basis for our engagement activities.

2.  TIAA-CREF participates in the public debate over issues of corporate governance and responsible corporate behavior in domestic and international markets.

3.  TIAA-CREF participates in membership organizations and professional associations that seek to promote good corporate governance, protect shareholder rights and advance social responsibility. We also participate in related conferences and symposia in order to actively contribute to the development of the emerging corporate governance and social responsibility best practices.

4. TIAA-CREF sponsors research, hosts conferences and works with regulators, legislators, self-regulatory organizations, and other institutional investors to educate the business community and the investing public about governance, shareholder rights and social responsibility.

5. TIAA-CREF submits written comments on regulatory proposals and testifies before various governmental bodies, administrative agencies and self-regulatory organizations.

6.  TIAA-CREF routinely engages with professional service providers (e.g., law, executive recruiting, executive compensation and accounting firms) in order to share knowledge and influence the professionals who advise our portfolio companies on important issues.

4. International corporate governance

With a substantial share of our assets invested in equities of companies listed on foreign markets and with international holdings in over 50 countries, TIAA-CREF is recognized as one of the most influential investors in the world. We have a long history of acting on behalf of our participants and shareholders to improve corporate governance standards globally. Our international governance activities, like our domestic program, are designed to protect our investments, reduce risk and increase shareholder value. We focus our governance efforts in those foreign markets where we currently have, or expect to have in the future, significant levels of capital at risk.

Our international corporate governance program consists of: (i) selective direct engagement with foreign portfolio companies; (ii) selective collaborative engagement with other institutional investors based in foreign markets; (iii) engagement and dialogue with foreign regulators, legislators and industry groups, and (iv) active participation in global corporate governance organizations.

In addition to maintaining a leadership role as an advocate for shareholder rights and good governance globally, TIAA-CREF is committed to using our best efforts to vote our shares in international companies. Our staff is familiar with voting procedures in every country where we invest and we stay abreast of new developments occurring in those markets. Additionally, we promote reforms needed to eliminate cross-border voting inefficiencies and to improve the mechanics of proxy voting globally.

TIAA-CREF has endorsed many of the governance standards of international associations and shareholder organizations. We agree with the widely held view that the harmonization of international governance principles and standards of best practice is essential to achieve efficiency in the global capital markets. Accordingly, our governance initiatives in many non-U.S. markets with less developed corporate governance practices seek to deal with the following problems:

• Robust shareholder rights, basic governance standards of board accountability and independence, full and timely disclosure and financial transparency are in many cases still only aspirational.

• Legal and regulatory systems are still underdeveloped and means of enforcement can often be lacking.

• Listed companies dominated by controlling shareholders often blend characteristics of private and public companies; giving management and insiders too much power and minority shareholders too little.

• Foreign governments retain ownership in many local listed companies and exercise special powers that interfere with capital market efficiency.

• Foreign banks often hold large blocks of shares within the companies they do business that can create conflicts of interest.

70     Statement of Additional Information  ■  TIAA-CREF Funds

• Ambivalence about shareholder engagement, control contests and takeover bids undermines management accountability and market vitality.

• Policies and internal systems designed to avoid bribery and corruption are underdeveloped or nonexistent.

III. Shareholders rights and responsibilities

A. Introduction

TIAA-CREF recognizes that the laws, practices and customs governing company and shareholder interactions continue to vary across the globe despite recent harmonization efforts. However, we believe there are certain shareholder rights that should be respected by all publicly traded operating companies regardless of their domicile. Similarly, shareholders also have a duty to exercise their rights responsibly.

Below we outline TIAA-CREF’s basic expectations for both companies and shareholders. While in some cases the full adoption of these rights and responsibilities may still be aspirational, we believe these principles should be pursued in the interest of maintaining well-functioning markets.

B. Generally applicable shareholder rights

As owners of equity securities, shareholders rely primarily on a corporation’s board of directors to protect their interests. Unlike other groups that do business with the corporation (e.g., customers, suppliers and lenders), holders of common stock have no clear contractual protection of their interests. Instead, they place their trust in the directors, whom they elect, and use their right to vote at shareholder meetings to ensure the accountability of the board. We believe that the basic rights and principles set forth below should be guaranteed and should govern the conduct of every publicly traded company.

1.  Each Director Should Represent All Shareholders. Shareholders should have the right to expect that each director (including directors who are affiliated with either the company or a particular shareholder) is acting in the interest of all shareholders and not that of a particular constituent, special interest group or dominant shareholder.

2.  One Share, One Vote. Generally, shareholders should have the right to vote in proportion to their economic stake in the company. Each share of common stock should have one vote. The board should not create multiple classes of common stock with disparate or “super” voting rights, nor should it give itself the discretion to cap voting rights that reduce the proportional representation of larger shareholdings. Companies that do not have a one-share-one-vote structure should periodically assess the efficacy of such a structure and provide shareholders with a rationale for maintaining such a structure.

3. Financial Equality. All shareholders should receive fair and equal financial treatment. We support measures designed to avoid preferential treatment of any shareholder.

4. Confidential Voting. Shareholders should be able to cast proxy votes in a confidential manner. Tabulation should be conducted by an Inspector of Election who is independent of management. In a contest for control, it may be appropriate to modify confidentiality provisions in order to ensure the accuracy and fairness of the voting results.

5. Vote Requirements. The board should not impose super-majority vote requirements, except in unusual cases where necessary to protect the interests of minority shareholders. Abstentions should not be included in the vote tabulation, except for purposes of determining whether a quorum is present. Shareholder votes cast “for” or “against” a proposal should be the only votes counted. The board should not combine or “bundle” disparate issues and present them for a single vote. Shareholders should have the right to vote on each separate and distinct issue.

6. Authorization and Issuance of Stock. Shareholders should have the right to approve the authorization of shares of common stock and the issuance of shares for corporate purposes in order to ensure that such actions serve a valid purpose and are consistent with shareholder interests.

7. Antitakeover Provisions. Shareholders should have the right to approve any provisions that alter fundamental shareholder rights and powers. This includes poison pills and other antitakeover devices. We strongly oppose antitakeover plans that contain “continuing director” or “deferred redemption” provisions limiting the discretion of a future board to redeem the plan. We believe that antitakeover measures should be limited by reasonable expiration periods.

8. Board Communication. Shareholders should have the ability to communicate with the board of directors. Companies should adopt and disclose procedures for shareholders to communicate their views and concerns directly to board members. Applicable regulations aimed at preventing selective disclosure of material non-public information should not be used by boards and management as a shield to meaningful dialogue with shareholders.

9. Common Language. Annual meeting agendas and disclosure documents should be published in English, the generally accepted language of international business, whenever a company has accessed global capital. Shareholders should not be disenfranchised as a result of language barriers.

TIAA-CREF Funds  ■  Statement of Additional Information     71

10. Impediments to Voting. Shareholders should be able to vote all their shares without impediments such as share blocking, beneficial owner registration, voting by show of hands, late notification of agenda items or other unreasonable requests. This is particularly problematic in many foreign markets.

11. Vote Confirmation. Shareholders should have the ability to confirm that their votes have been received and tabulated. The proxy voting process involves an extensive network of participants creating a risk that votes submitted by shareholders do not ultimately reach the corporation. Shareholders are devoting an increasing amount of resources to making their voting decisions and should be able to know that they are not being lost in the system.

12. Robust Disclosure. Shareholders should expect robust disclosure on any item on which they are voting. In order to make informed decisions, shareholders should not be reliant on a third party to gather information from multiple sources. Companies should provide information on director qualifications, independence, affiliations, related party transactions, executive compensation, conflicts of interest and other relevant governance information. Additionally, companies should provide audited financial statements that are acceptable under international governance and accounting standards.

C. Shareholder responsibilities

As providers of capital, long-term shareholders have among the most to lose if markets deteriorate and asset prices fall. This is especially true for those institutions who invest on behalf of individuals, such as TIAA-CREF, whose losses can have a broad impact on the general public’s long-term financial security. Therefore, it is critical for such investors to participate as active owners of the companies in which they invest. By acting as responsible investors, long-term shareholders help to protect not only their clients but the capital markets as a whole. We believe that the following principles provide a framework for being a responsible investor.

1. Exercise Rights Responsibly. Investors should exercise their rights responsibly to ensure companies are well-managed and positioned to drive long-term value. They should vote their shares diligently, recognizing that they are a valuable asset, and an important means to communicate with the company and other shareholders. Investors should not blindly support management, and should dedicate appropriate resources, including senior management, to proxy decisions. Further, investors should carefully and thoughtfully use the shareholder rights granted to them through regulation or the company’s bylaws. Boards and management should not have to continuously expend corporate resources responding to shareholder demands that the average prudent and responsible shareholder would deem frivolous, unreasonable or immaterial to the long-term health of the company.

2. Hold Boards Accountable. Investors should be willing to take action when they believe the board has not adequately represented their interests. Shareholders should be willing and able to remove directors when they have performed badly or have been unresponsive to less aggressive overtures.

3. Monitor Performance. Once they have made an investment decision, investors should be prepared to monitor companies and they should develop skills to do so. Monitoring includes discussions with both the board and management in differing ways, and engagement with companies on issues of concern. Shareholders should consider many factors in monitoring companies, including long-term performance, board performance, governance and other policies, strategic direction and leadership. Shareholders also should consider factors of risk, both from a perspective of whether appropriate risks are encouraged, but also monitoring performance in the context of the risk taken to achieve desired returns.

4. Promote Aligned Compensation. Shareholders should ensure that compensation policies are performance-based, appropriately tailored to meet the company’s circumstances, integrated into and consistent with the business strategy and have a long-term orientation. There are a variety of ways to achieve these objectives. Nevertheless, these strategies should be based on realistic accounting of profits as well as encompass a measurement of risk. Compensation decisions provide one of the better windows into the boardroom, and clearly reflect on the quality of the board, its priorities, its ability to balance competing interests and its independence from management. Shareholders should strive to provide thoughtful feedback to companies through engagement, proxy votes, investor policy statements and advisory votes on compensation.

5. Defend Integrity of Accounting Standards. Shareholders should take a more active position in defending the integrity of accounting standards. Accounting standards play an important role in our governance system, as the quality of reported information is effectively the lifeblood of financial markets. The purpose of financial statements should be to transparently represent the true condition of the reporting entity. If a company or industry is volatile or risky, the financial statements should represent this. Investors are otherwise unable to effectively judge risk and allocate capital appropriately.

6. Increase Communication. Shareholders and boards should work together to develop constructive solutions to the risks posed by governance problems. Communication can be structured or unstructured or formal or informal, but whatever method is used, it should take place as necessary to ensure alignment and understanding of goals.

7. Encourage Long-Term Orientation. The adoption of a long-term perspective should encourage boards and management to generate policies for sustainable growth and earnings, and discourage excessive short-term risk taking. Investors should have discipline in ensuring that they themselves are acting in the long-term interests of their beneficiaries, ranging from

72     Statement of Additional Information  ■  TIAA-CREF Funds

dedicating the proper resources to governance and monitoring to ensuring their own reward system is consistent with a long-term strategy.

8. Strengthen Investors’ Own Governance. Large mutual funds and pension funds hold significant stakes in corporate America and, therefore, have the greatest potential ability to influence corporate policies. However, in order to be credible advocates, they should hold themselves to high standards of governance appropriate for their own operations. Fund governance practices, which understandably differ from governance practices for publicly traded operating companies in certain respects, still should be examined to ensure that any potential conflicts of interests are properly managed and that fiduciary obligations are met.

9. Ensure Responsible Securities Lending. Institutional investors must balance their responsibility to be active owners with their duty to generate optimal financial returns for their beneficiaries. Securities lending practices can create a conflict with respect to whether to recall loaned securities in order to vote, or not to recall in order to preserve lending fee revenue. In the U.S., the lack of advance notice of agenda items prior to the record date can further complicate an investor’s securities recall decision. To address these issues, institutional investors should develop new policies or enhance existing ones governing their securities lending and proxy voting practices. The policies should require the investor to conduct an analysis of the relative value of lending fees versus voting rights in any given situation and require a recall of securities when the investor believes the exercise of voting rights may be necessary to maximize the long-term value of its investments despite the loss of lending fee revenue. Further, to the extent practicable and consistent with applicable regulations and existing contractual obligations, the policy should require the investor to monitor its securities lending program.

IV. Corporate governance principles

A. Introduction

TIAA-CREF believes that no matter where a company is located, once it elects to access capital from the public it becomes subject to basic principles of corporate governance. Corporate governance standards must balance two goals—protecting the interests of shareholders while respecting the duty of boards and managers to direct and manage the affairs of the corporation. The corporate governance policies set forth in this Policy Statement seek to ensure board and management accountability, sustain a culture of integrity, contribute to the strength and continuity of corporate leadership and promote the long-term growth and profitability of the business enterprise. At the same time, these policies are designed to safeguard our rights as shareholders and provide an active and vigilant line of defense against fraud, breaches of integrity and abuses of authority.

Below we present our basic expectations of portfolio companies. While we recognize that companies outside the United States are subject to different laws, standards and customs and are mindful that cultural differences need to be respected, we do not believe this should result in companies failing to comply with the principles presented. Furthermore, we are also mindful that companies face unique situations and that a “one size fits all” approach to corporate governance is not practical. However, when a company chooses to not to adopt a generally accepted governance practice, we expect disclosure explaining why such a decision was appropriate.

B. Expectations of portfolio companies

1. The board of directors

The board of directors in their representation of the long-term interest of shareholders is responsible for, among other things: (i) overseeing the development of the corporation’s long-term business strategy and monitoring its implementation; (ii) assuring the corporation’s financial integrity; (iii) developing compensation and succession planning policies; (iv) setting the ethical tone for the company; and (v) ensuring management accountability.

To fulfill these responsibilities, the board must establish good governance policies and practices. Good governance is essential to the board’s fulfillment of its duties of care and loyalty. Shareholders in turn are obligated to monitor the board’s activities and hold directors accountable for the fulfillment of their duties.

TIAA-CREF has adopted the following principles for board structure and process:

Board membership

1. Director Independence. The board should be composed of a substantial majority of independent directors. A periodic examination of all relevant information should be conducted to ensure compliance with this policy. TIAA-CREF has long advocated for director independence, which is now widely accepted as the keystone of good corporate governance. The definition of independence should not be limited to stock exchange listing standards. At a minimum, we believe that to be independent a director and his or her immediate family members should have neither present or recent employment with the company, nor any substantial connection of a personal or financial nature other than ownership of equity in the company. Boards should be mindful that personal or business relationships, even without a financial component, can compromise independence. Any director who a disinterested observer would reasonably consider to have a “substantial” relationship with the company should not be considered independent. Independence requirements should be interpreted

TIAA-CREF Funds  ■  Statement of Additional Information     73

broadly to ensure there is no conflict of interest, in fact or in appearance, that might compromise a director’s objectivity and loyalty to shareholders.

2. Director Election. As discussed in more detail below, TIAA-CREF believes that a company’s charter or bylaws should dictate that directors be elected annually by a majority of votes cast.

3. Director Compensation. Directors should have a direct, personal and meaningful investment in the common stock of the company. We believe that stock ownership helps align board members’ interests with those of shareholders. Director compensation programs should include a balanced mix of cash and equity and be structured to encourage a long-term perspective.

4. Disclosure of Monetary Arrangements. Any monetary arrangements between the company and directors outside normal board activities should be approved by the board and disclosed to shareholders. Such monetary arrangements are generally discouraged, as they may compromise a director’s independence.

5. Other Commitments. Prior to nominating directors, the nominating and governance committee should ensure that directors are able to devote the necessary time and energy to fulfill their board responsibilities. Considerations should include, current employment responsibilities, other board and committee commitments and the travel required to attend board meetings in person.

6. Director Education. Companies should encourage directors to attend education programs offered by the company as well as those offered externally. After an orientation program to acclimate new directors to the company’s operations and culture, directors should also receive continued training to increase their knowledge and understanding of the company’s businesses and operations. They should enroll in education programs to improve their industry-specific knowledge and understanding of their responsibilities.

Director elections

TIAA-CREF has adopted the following policy on director elections:

1. Directors should be elected annually by a majority rather than a plurality of votes cast.*

2. In the election of directors, shareholders should have the right to vote “for,” “against,” or “abstain.”

3. In any election where there are more candidates on the proxy than seats to be filled, directors should be elected by a plurality of votes cast.*

4. Any incumbent candidate in an uncontested election who fails to receive a majority of votes cast should be required to tender an irrevocable letter of resignation to the board. The board should decide promptly whether to accept the resignation or to seat the incumbent candidate and should disclose the reasons for its decision.

5. Amendments to a company’s director election standards should be subject to a majority vote of shareholders.

* Votes cast should include “withholds.” Votes cast should not include “abstains,” except that “abstains” should be counted as present for quorum.

Director nomination

1. Director Retirement Policy. Although TIAA-CREF does not support arbitrary limits on the length of director service, we believe boards should establish a formal director retirement policy. A director retirement policy can contribute to board stability, vitality and renewal.

2. Director Qualifications. The board should be composed of individuals who can contribute expertise and judgment, based on their professional qualifications and business experience. The board should reflect a diversity of background and experience. All directors serving on the audit committee should be financially literate and at least one director should qualify as a financial expert. All directors should be prepared to devote substantial time and effort to board duties, taking into account their other professional responsibilities and board memberships.

3. Shareholder Nominations. Boards should establish and disclose the process by which shareholders can submit nominations to be considered by the board. If the nomination is not accepted, the board should communicate to that shareholder a reason for not accepting the nomination.

4. Proxy Access. TIAA-CREF believes that shareholders should have the right to place their director nominees on the company’s proxy and ballot in accordance with applicable law, or absent such law if reasonable conditions are met. The board should not take actions designed to prevent the full execution of this right.

Board responsibilities

1. Monitoring and Oversight. In fulfilling its duty to monitor the management of the corporate enterprise, the board should: (i) be a model of integrity and inspire a culture of responsible behavior and high ethical standards; (ii) ensure that corporate resources are used only for appropriate business purposes; (iii) mandate strong internal controls, avoid conflicts of interest, promote fiscal accountability and ensure compliance with applicable laws and regulations; (iv) implement procedures to ensure that the board is promptly informed of any violations of corporate standards; (v) through the Audit Committee,

74     Statement of Additional Information  ■  TIAA-CREF Funds

engage directly in the selection and oversight of the corporation’s external audit firm; and (vi) develop, disclose and enforce a clear and meaningful set of corporate governance principles.

2. Strategic Business Planning. The board should participate with management in the development of the company’s strategic business plan and should engage in a comprehensive review of strategy with management at least annually. The board should monitor the company’s performance and strategic direction, while holding management responsible for implementing the strategic plan.

3. CEO Selection, Evaluation and Succession Planning. One of the board’s most important responsibilities is the selection, development and evaluation of executive leadership. Strong, stable leadership with proper values is critical to the success of the corporate enterprise. The board should continuously monitor and evaluate the performance of the CEO and senior executives, and should oversee a succession plan for executive management. The board should disclose the succession planning process generally.

4. Equity Policy. The board should develop an equity policy that determines the proportion of the company’s stock to be made available for compensation and other purposes. The policy should establish clear limits on the number of shares to be used for options and other forms of equity grants. The policy should set forth the goals of equity compensation and their links to performance.

Board operation

1. Board Size. The board should be large enough to provide expertise and diversity and allow key committees to be staffed with independent directors, but small enough to encourage collegial deliberation with the active participation of all members.

2. Executive Sessions. The full board and each board committee should hold regular executive sessions at which only independent directors are present. Executive sessions foster a culture of independence and provide opportunities for directors to engage in open discussion of issues that might be inhibited by the presence of management. Executive sessions can be used to evaluate CEO performance, discuss executive compensation and deal with internal board matters.

3. Board Evaluation. The board should conduct an annual evaluation of its performance and that of its key committees. Evaluation criteria linked to board and committee responsibilities and goals should be set forth in the charter and governance policies. In addition to providing director orientation and education, the board should consider other ways to strengthen director performance, including individual director evaluations.

4. Indemnification and Liability. It is appropriate for companies to indemnify directors for liability and legal expenses that arise in connection with their board service to the extent provided by law. However, when a court, regulator or other authoritative body has made a final determination that serious misconduct (e.g., fraud, gross negligence and breach of duty or loyalty) has occurred, then directors should not be indemnified.

5. Role of the Chairman. In recent years public confidence in board independence has been undermined by an array of scandals, fraud, accounting restatements, options backdating, abuses in CEO compensation, perquisites and special privileges. These issues have highlighted the need for boards to be (and to be perceived as) fully independent, cost conscious, free of conflicts, protective of shareholder interests and capable of objectivity, toughness and independence in their oversight of executive management.

In order to ensure independent oversight, TIAA-CREF believes that the separation of CEO and chair or appointment of a lead independent director is appropriate. In addition to disclosing why a specific structure has been selected, when the CEO and chair roles are combined, a company should disclose how the lead independent director’s role is structured to ensure they provide an appropriate counterbalance to the CEO/chair.

Board organization

Boards should establish at least three standing committees—an audit committee, a compensation committee and a nominating and governance committee—all composed exclusively of independent directors. The credibility of the board will depend in large part on the vigorous demonstration of independence by these standing committees.

While the responsibilities of the three primary standing committees are generally established through laws and listing standards, TIAA-CREF believes that specific attention should be given to the following:

Compensation Committee

The Compensation Committee is responsible for oversight of the company’s compensation and benefit programs, including performance-based plans and policies that attract, motivate, retain and incentivize executive leadership to create long-term shareholder value. Committee members should have an understanding of competitive compensation and be able to critically compare the company’s plans and practices to those offered by the company’s peers. Committee members should be independent-minded, well informed, capable of dealing with sensitive decisions and scrupulous about avoiding conflicts of interest. Committee members should understand the relationship of individual components of compensation to total

TIAA-CREF Funds  ■  Statement of Additional Information     75

compensation. The committee, in conjunction with the full board, should confirm that the Compensation Discussion and Analysis (CD&A) accurately reflects the compensation decisions made. Since compensation practices receive such great scrutiny, below we provide principles that we believe should guide the committee’s compensation decisions.

Audit Committee

The Audit Committee oversees the company’s accounting, compliance and in most cases risk management practices. It is responsible for ensuring the full and fair disclosure of the company’s financial condition. The Audit Committee operates at the intersection of the board, management, independent auditors and internal auditors. It has sole authority to hire and fire the corporation’s independent auditors and to set and approve their compensation. The Audit Committee is also responsible for overseeing the adequacy and effectiveness of the company’s internal controls. The internal audit team should report directly to the Audit Committee.

Nominating and Governance Committee

The Nominating and Governance Committee oversees the company’s corporate governance practices and the selection and evaluation of directors. The committee is responsible for establishing board structure and governance policies that conform to regulatory and exchange listing requirements and ensuring the appropriate and effective board oversight of the company’s business. When the company’s board structure and/or governance policies are not consistent with generally accepted best practices, the committee should ensure that shareholders are provided with a reasonable explanation why the selected structure and policies are appropriate.

In addition to the three primary standing committees established through laws and listing standards, boards should also establish additional committees as needed to fulfill their duties. These may include executive, corporate governance, finance, technology, investment, customers and product, operations, human resources, public affairs, sustainability and risk committees.

TIAA-CREF has adopted the following principles for committees of the board:

1. Each committee charter should specifically identify the role the committee plays in the overall risk management structure of the board. When a company faces numerous or acute risks, financially or operationally, the board should disclose why the current risk management structure is appropriate.

2. Each committee should have the power to hire independent experts and advisors.

3. Each committee should report to the full board on the issues and decisions for which it is responsible.

4. Whenever a company is the subject of a shareholder engagement initiative or resolution, the appropriate committee should review the matter and the proposed management response.

2. Executive compensation

Recently, there has been an intensive focus on executive compensation by shareholders, legislators, regulators and other observers. TIAA-CREF does not believe in prescribing specific compensation programs or practices for our portfolio companies. We are mindful that each company’s situation is unique and encourage the board to craft a compensation program that is appropriately customized. As long-term investors, we support compensation policies that promote and reward the creation of long-term sustainable shareholder value.

We appreciate that boards of directors, not shareholders, are in the best position to take all of the relevant factors into consideration in establishing an executive compensation program that will attract, retain and appropriately incentivize executive management to strengthen performance and create long-term sustainable value for shareholders.

However, shareholders do have an important role in assessing the board’s stewardship of executive compensation and should engage in discussions when they believe compensation programs are not aligned in the best interests of shareholders. To that end, the board, through its Compensation Committee, along with executive management, is responsible for providing shareholders with a detailed explanation of the company’s compensation philosophy, including explanations of all components of the program, through disclosure in the CD&A and the board Compensation Committee Report.

Although we do not prescribe specifics, below we outline the general principles that should guide the establishment of compensation plans and CD&A disclosures.

General principles

Executive compensation should be based on the following principles:

1. Compensation should be objectively linked to appropriate company-specific metrics that drive long-term sustainable value and reflect operational parameters that are affected by the decisions of the executives being compensated.

2. Compensation plans should be based on a performance measurement cycle that is consistent with the business cycle of the corporation.

3. Compensation should include a mixture of cash and equity that is appropriate based on the company’s compensation philosophy without incentivising excessive risk.

76     Statement of Additional Information  ■  TIAA-CREF Funds

4. Compensation should consider the overall performance of the company as well as be based on each executive’s responsibilities and criteria that are actually within each executive’s control or influence.

5. Compensation should be reasonable by prevailing industry standards, appropriate to the company’s size and complexity, and fair relative to pay practices throughout the company.

6. The board should not unduly rely on comparative industry data and other outside surveys to make compensation determinations; especially if such information is inconsistent with the company’s compensation philosophy.

7. Compensation Committees should work only with consultants who are independent of management.

8. Companies should use peer groups that are consistent with their industry, size, scope and market for executive talent.

9. Executive performance evaluations should include a balance between formulaic and subjective analysis without being overly reliant on either.

10. If employment contracts are in place for named executive officers, such contracts should balance the need to attract and retain the services of the executive with the obligation to avoid exposing the company to liability, unintended costs and excessive transfers of corporate treasury; especially in the event of terminations for misconduct, gross mismanagement or other reasons constituting a “for cause” termination.

Principles specific to equity-based compensation plans

While equity-based compensation can offer great incentives to management, it can also have great impact on shareholder value. The need for directors to monitor and control the use of equity in executive compensation has increased in recent years. It is the board of directors that is responsible for oversight of the company’s equity compensation programs and for the adequacy of their disclosure.

In general, equity-based compensation should be based upon the following principles:

1. The use of equity in compensation programs should be determined by the board’s equity policy. Dilution of shareholder equity should be carefully considered and managed, not simply an unintended consequence.

2. All plans that provide for the distribution of stock or stock options should be submitted to shareholders for approval.

3. Equity-based plans should take a balanced approach to the types of equity used. Equity that is not linked to performance metrics runs the risk of rewarding or punishing executives for market movements beyond their control.

4. Equity-based plans should be judicious in the use of stock options. When used inappropriately, option grants can provide incentives for management to focus on the company’s short-term stock price rather than long-term performance.

5. Equity-based plans should specifically prohibit “mega grants,” defined as grants to executives of stock options whose value at the time of the grant exceeds a reasonable multiple of the recipient’s total cash compensation.

6. Equity-based plans should establish minimum vesting requirements and avoid accelerated vesting.

7. Equity-based plans should specifically prohibit any direct or indirect change to the strike price or value of options without the approval of shareholders.

8. Companies should support requirements for stock obtained through exercise of options to be held by executives for substantial periods of time, apart from partial sales permitted to meet tax liabilities caused by such exercise. Companies should establish holding periods commensurate with pay level and seniority.

9. Companies should require and specify minimum stock ownership requirements for directors and company executives to ensure their interests are aligned with shareholders.

10. Backdating of option grants should be prohibited. Issuance of stock or stock options timed to take advantage of nonpublic information with short-term implications for the stock price should also be prohibited.

11. Equity plans should prohibit recipients from hedging or otherwise reducing their exposure to changes in the company’s stock price as this can result in their interests no longer being aligned with shareholders.

12. Generally, dividends (or equivalents) associated with unvested shares should be accrued, payable after the shares have vested and such amounts should be disclosed. However, if dividends are paid on unvested shares then such payment amounts should be disclosed along with a reasonable rationale.

Compensation discussion and analysis

A company’s compensation disclosure should be based on the following principles:

1. The disclosure should be clear, concise and generally able to be understood by any reasonably informed shareholder.

2. The disclosure should explain how the program seeks to identify and reward the value added by management.

3. The disclosure should identify how compensation is linked to long-term sustainable value creation.

4. Performance metrics, weights and targets should be disclosed, including why they are appropriate given the company’s business objectives and how they drive long-term sustainable value.

5. When possible, charts should be used in conjunction with narratives to enhance comprehension.

TIAA-CREF Funds  ■  Statement of Additional Information     77

6. When compensation decisions are inconsistent with generally accepted practices, care should be given to provide shareholders with a reasonable explanation as to why such actions were deemed appropriate.

7. Significant changes to the compensation program from year to year and accompanying rationale should be prominently identified.

8. Companies should explain their rationale for the peer group selected, including reasons for (a) changes to the group from year to year and (b) any differences in the peer group of companies used for strategic and business purposes and the peer group used for compensation decisions.

9. Non-GAAP financial performance measures should be presented alongside their GAAP counterparts with an explanation of why each adjustment was made.

10. Tax gross-ups, if not generally available to all employees, should be accompanied by disclosure explaining why they are reasonable and necessary.

11. If employment contracts are in place for named executive officers, such contracts should be disclosed in detail with an explanation of how such contracts are in the best interest of the company and its shareholders.

V. Environmental and social issues

A. Introduction

As a matter of good corporate governance, boards should carefully consider the strategic impact of environmental and social responsibility on long-term shareholder value. Over the last several years, numerous innovative best practices have emerged within corporations that promote risk management (including reputational risk) and sustainable competitiveness. TIAA-CREF believes that companies and boards should exercise diligence in their consideration of environmental and social issues, analyze the strategic and economic questions they raise and disclose their environmental and social policies and practices. To ensure companies have the best possible information about their relationship with their stakeholders, directors should encourage dialogue between the company and its investors, employees, customers, suppliers and the larger community.

We believe that investors should encourage a long-term perspective regarding sustainability and social responsibility, which may impact the long-term performance of both individual companies and the market as a whole. We communicate directly with companies to encourage careful consideration of sustainable practices and disclosure. TIAA-CREF may support reasonable shareholder resolutions on social and environmental topics that raise relevant economic issues for companies. In casting our votes, we consider whether the resolution respects the proper role of shareholders and boards in overseeing company policy, as well as any steps that the company may have taken to address concerns.

B. Issues of concern

While our policies are not intended to be prescriptive, we believe that the following issues merit board and investor attention:

1. Environment and health

We believe that changes in the natural environment, associated human health concerns, and growing national and international efforts to mitigate these concerns will pose risks and opportunities for companies. In particular:

• A company’s greenhouse gas emissions and its vulnerability to climate change may represent both short-term and long-term potential risks;

• Hazards related to safety or toxic emissions at business facilities may expose companies to such risks as regulatory penalties, legal liability, diminished reputation, increased cost and loss of market share;

• Expectations of growing resource scarcity, especially with regard to energy, biodiversity, water and forest resources present long-term challenges and uncertainties for businesses; and

• Significant public health impacts may result from company operations and products, and global health pandemics may disrupt company operations and long-term growth.

Conversely, strategic management of health and environmental challenges may provide opportunities for enhanced efficiency, reputation, product innovation and competitive advantage. We believe that boards and managers should integrate health and environmental considerations into strategic deliberations. Consistent with long-term business strategic goals, companies should develop and implement policies designed both to mitigate and adapt to these challenges, and to make reasonable disclosures about efforts to manage these concerns.

2. Human rights

Adoption and enforcement of human rights codes and fair labor standards, including supply and distribution chains where appropriate, can help a company protect its reputation, increase worker productivity, reduce liability, improve customer loyalty and gain competitive advantage.

78     Statement of Additional Information  ■  TIAA-CREF Funds

Companies may face legal or reputational risks relating to perceived violations, or complicity in violations, of internationally recognized human rights. While it is the duty of states to protect labor and human rights through the enforcement of national and local laws, companies should strive to respect these rights by developing policies and practices to avoid infringing on the rights of workers, communities and other stakeholders throughout their global operations.

The international community has established numerous conventions, covenants and declarations which together form a generally accepted framework for universal human rights. Though most of these instruments are intended to define state duties, the principles underlying these standards form the basis for public judgments about corporate human rights performance. Companies should determine which of these rights may be impacted by company operations and relationships and adopt labor and human rights policies that are consistent with the fundamental attributes of these norms. Examples include freedom of expression, personal security, indigenous rights and labor standards related to child and forced labor, discrimination, and freedom of association and collective bargaining.

Companies should be transparent about their policies and develop monitoring systems to ensure compliance by employees, and, where appropriate, business partners. Companies should pay heightened attention to human rights in regions characterized by conflict or weak governance, while it may be more appropriate to emphasize legal compliance in stable countries with well-functioning governments and regulatory systems in place.

In the experience of TIAA-CREF, long-term shareholder engagement with companies is the most effective and appropriate means of promoting corporate respect for human rights. However, in the rarest of circumstances and consistent with Section II of this document, we may, as a last resort, consider divesting from companies we judge to be complicit in genocide and crimes against humanity, the most serious human rights violations, after sustained efforts at dialogue have failed and divestment can be undertaken in a manner consistent with our fiduciary duties.

3. Diversity and non-discrimination

Promoting diversity and maintaining inclusive workplace standards can help companies improve decision making, attract and retain a talented and diverse workforce and compete more effectively. Boards and management should strive to create a culture of inclusiveness and acceptance of differences at all levels of the corporation. Companies should be aware of any potential failures to provide equal opportunities and develop policies and initiatives to address any concerns.

Boards of directors can also benefit from a diversity of perspective and demographics. Though we do not believe in quotas, we believe that nominating committees should develop appropriate diversity criteria for director searches to ensure that candidates are drawn from the broadest possible pool of talent. Companies should disclose how diversity policies support corporate efforts to strengthen the effectiveness of their boards.

Given changing cultural norms, companies should reference sexual orientation and gender identity in corporate non-discrimination policies, even when not specifically required by law.

4. Philanthropy and corporate political influence

Without effective oversight, excessive or poorly managed corporate political spending may pose risks to shareholders, including the risk that corporate political spending may benefit political insiders at the expense shareholder interests. Given increased public scrutiny of corporate political activities, we believe it is the responsibility of company boards to review and disclose the use of corporate assets to influence the outcomes of elections. Companies involved in political activities should disclose information about contributions as well as the board and management oversight procedures designed to ensure that political expenditures are made in compliance with all laws and in the best interests of shareholders.

Boards should also oversee charitable contributions to ensure that these are consistent with the values and strategy of the corporation. Companies should disclose their corporate charitable contributions, and boards should adopt policies that prohibit corporate contributions that would pose any actual or perceived risk to director independence.

5. Product responsibility

Failure to manage the potential hazards created by their products and services can create long-term risks for companies and undermine public faith in the market. Companies that demonstrate ethical behavior and diligence with regard to product safety and suitability can avoid reputational and liability risks and strengthen their competitive position.

Companies should carefully analyze the potential risks related to the use of their products, develop policies to manage any potential concerns, and disclose results to shareholders.

Appendix A: Proxy voting guidelines

A. Introduction

TIAA-CREF’s voting practices are guided by our mission and obligations to our participants and shareholders. As indicated in this Policy Statement, we monitor portfolio companies’ governance, social and environmental practices to ensure that boards consider these factors in the context of their strategic deliberations.

TIAA-CREF Funds  ■  Statement of Additional Information     79

The following guidelines are intended to assist portfolio companies, participants and shareholders and other interested parties in understanding how TIAA-CREF is likely to vote on governance, compensation, social and environmental issues. The list is not exhaustive and does not necessarily represent how TIAA-CREF will vote on any particular proposal. We vote proxies in accordance to what we believe is in the best interest of our participants and shareholders. In making those decisions the Corporate Governance staff takes into account many factors, including input from our Asset Management Group and third-party research. We consider specific company context, including governance practices and financial performance. It is our belief that a one-size-fits-all approach to proxy voting is not appropriate.

We establish voting policies with respect to both management proposals and shareholder resolutions. Our proxy voting decisions with respect to shareholder resolutions may be influenced by several additional factors: (i) whether the shareholder resolution process is the appropriate means of addressing the issue; (ii) whether the resolution promotes good corporate governance and is related to economic performance and shareholder value; and (iii) whether the information and actions recommended by the resolution are reasonable and practical. In instances where we agree with the concerns raised by proponents but do not believe that the policies or actions requested are appropriate, TIAA-CREF will generally abstain on the resolution.

Where appropriate, we will accompany our vote with a letter of explanation.

B. Guidelines for board-related issues

Policy governing votes on directors:

General Policy: TIAA-CREF will generally vote in favor of the board’s nominees. However, we will consider withholding or voting against some or all directors in the following circumstances:

• When we conclude that the actions of directors are unlawful, unethical, negligent, or do not meet fiduciary standards of care and loyalty, or are otherwise not in the best interest of shareholders. Such actions would include: issuance of backdated or spring loaded options, excessively dilutive equity grants, egregious compensation practices, unequal treatment of shareholders, adoption of inappropriate antitakeover devices, and unjustified dismissal of auditors.

• When directors have failed to disclose, resolve or eliminate conflicts of interest that affect their decisions.

• When less than a majority of the company’s directors are independent, by TIAA-CREF standards of independence.

• When a director has consistently failed to attend board and committee meetings without an appropriate rationale being provided.

In cases where TIAA-CREF decides to withhold or vote against the entire board of directors, we will also abstain or vote against a provision on the proxy granting discretionary power to vote on “other business” arising at the shareholders meeting.

Contested elections:

General Policy: TIAA-CREF will generally vote for the candidates we believe will best represent the interests of long-term shareholders.

Majority vote for the election of directors:

General Policy: As indicated in Section IV of this Policy Statement, TIAA-CREF will generally support shareholder resolutions asking that companies amend their governance documents to provide for director election by majority vote.

Reimbursement of expenses for dissident shareholder nominees:

General Policy: TIAA-CREF will consider on a case-by-case basis shareholder resolutions asking that the company reimburse certain expenses related to the cost of dissident short-slate director campaigns or election contests.

Establish specific board committees:

General Policy: TIAA-CREF will generally vote against shareholder resolutions asking the company to establish specific board committees unless we believe specific circumstances dictate otherwise.

Annual election of directors:

General Policy: TIAA-CREF will generally support shareholder resolutions asking that each member of the board stand for reelection annually.

Cumulative voting:

General Policy: TIAA-CREF will generally not support proposals asking that shareholders be allowed to cumulate votes in director elections, as this practice may encourage the election of “special interest” directors.

80     Statement of Additional Information  ■  TIAA-CREF Funds

C. Guidelines for other governance issues

Separation of Chairman and Chief Executive Officer:

General Policy: TIAA-CREF will generally not support shareholder resolutions asking that the roles of Chairman and CEO be separated. However we may support such resolutions where we believe that there is not a bona-fide lead independent director and the company’s corporate governance practices or business performance are materially deficient.

Ratification of auditor:

General Policy: TIAA-CREF will generally support the board’s choice of auditor and believe we should be able to do so annually. However, TIAA-CREF will consider voting against the ratification of an audit firm where non-audit fees are excessive, where the firm has been involved in conflict of interest or fraudulent activities in connection with the company’s audit, or where the auditors’ independence is questionable.

Supermajority vote requirements:

General Policy: TIAA-CREF will generally support shareholder resolutions asking for the elimination of supermajority vote requirements.

Dual-class common stock and unequal voting rights:

General Policy: TIAA-CREF will generally support shareholder resolutions asking for the elimination of dual classes of common stock with unequal voting rights or special privileges.

Right to call a special meeting:

General Policy: TIAA-CREF will generally support shareholder resolutions asking for the right to call a special meeting. However, we believe a 25% ownership level is reasonable and generally would not be supportive of proposals to lower the threshold if it is already at that level.

Right to act by written consent:

General Policy: TIAA-CREF will consider on a case-by-case basis shareholder resolutions asking that they be granted the ability to act by written consent.

Antitakeover devices (Poison Pills):

General Policy: TIAA-CREF will consider on a case-by-case basis proposals relating to the adoption or rescission of anti-takeover devices with attention to the following criteria:

• Whether the company has demonstrated a need for antitakeover protection;

• Whether the provisions of the device are in line with generally accepted governance principles;

• Whether the company has submitted the device for shareholder approval; and

• Whether the proposal arises in the context of a takeover bid or contest for control.

TIAA-CREF will generally support shareholder resolutions asking to rescind or put to a shareholder vote antitakeover devices that were adopted without shareholder approval.

Reincorporation:

General Policy: TIAA-CREF will evaluate on a case-by-case basis proposals for reincorporation taking into account the intention of the proposal, established laws of the new domicile and jurisprudence of the target domicile. We will not support the proposal if we believe the intention is to take advantage of laws or judicial interpretations that provide antitakeover protection or otherwise reduce shareholder rights.

D. Guidelines for compensation issues

Equity-based compensation plans:

General Policy: TIAA-CREF will review equity-based compensation plans on a case-by-case basis, giving closer scrutiny to companies where plans include features that are not performance-based or where total potential dilution from equity compensation exceeds 10%. As a practical matter, we recognize that more dilutive broad-based plans may be appropriate for human-capital intensive industries and for small- or mid-capitalization firms and start-up companies.

We generally note the following red flags when evaluating executive compensation:

• Excessive Equity Grants: TIAA-CREF will examine a company’s past grants to determine the rate at which shares are being issued. We will also seek to ensure that equity is being offered to more than just the top executives at the company. A pattern of excessive grants can indicate failure by the board to properly monitor executive compensation and its costs.

TIAA-CREF Funds  ■  Statement of Additional Information     81

• Lack of Minimum Vesting Requirements: TIAA-CREF believes that companies should establish minimum vesting guidelines for senior executives who receive stock grants. Vesting requirements help influence executives to focus on maximizing the company’s long-term performance rather than managing for short-term gain.

• Undisclosed or Inadequate Performance Metrics: TIAA-CREF believes that performance goals for equity grants should be disclosed meaningfully. Performance hurdles should not be too easily attainable. Disclosure of these metrics should enable shareholders to assess whether the equity plan will drive long-term value creation.

• Misalignment of Interests: TIAA-CREF supports equity ownership requirements for senior executives and directors to align their interests with those of shareholders.

• Reload Options: TIAA-CREF will generally not support “reload” options that are automatically replaced at market price following exercise of initial grants. Reload options can lead to excessive dilution and overgenerous benefits and allow recipients to lock in increases in stock price that occur over the duration of the option plan with no attendant risk.

• Mega Grants: TIAA-CREF will generally not support mega grants. A company’s history of such excessive grant practices may prompt TIAA-CREF to vote against the stock plans and the directors who approve them. Mega grants include equity grants that are excessive in relation to other forms of compensation or to the compensation of other employees and grants that transfer disproportionate value to senior executives without relation to their performance.

• Undisclosed or Inappropriate Option Pricing: TIAA-CREF will generally not support plans that fail to specify exercise prices or that establish exercise prices below fair market value on the date of grant.

• Repricing Options: TIAA-CREF will generally not support plans that authorize repricing. However, we will consider on a case-by-case basis management proposals seeking shareholder approval to reprice options. We are more likely to vote in favor of repricing in cases where the company excludes named executive officers and board members and ties the repricing to a significant reduction in the number of options.

• Excess Discretion: TIAA-CREF will generally not support plans where significant terms of awards—such as coverage, option price, or type of awards—are unspecified, or where the board has too much discretion to override minimum vesting and/or performance requirements.

• Evergreen Features: TIAA-CREF will generally not support option plans that contain evergreen features which reserve a specified percentage of outstanding shares for award each year and lack a termination date. Evergreen features can undermine control of stock issuance and lead to excessive dilution.

Shareholder resolutions on executive compensation:

General Policy: TIAA-CREF will consider on a case-by-case basis shareholder resolutions related to specific compensation practices. Generally, we believe specific practices are the purview of the board.

Advisory vote on compensation disclosure:

General Policy: TIAA-CREF prefers that companies offer an annual non-binding vote on executive compensation (“say on pay”). In absence of an annual vote, companies should clearly articulate the rationale behind offering the vote less frequently. We will consider on a case-by-case basis advisory votes on executive compensation proposals with reference to our compensation disclosure principles noted in Section IV of this Policy Statement.

Golden parachutes:

General Policy: TIAA-CREF will vote on a case-by-case basis on golden parachute proposals taking into account the structure of the agreement and the circumstances of the situation. However, we would prefer to see a double trigger on all change of control agreements.

E. Guidelines for environmental and social issues

As indicated in Section V, TIAA-CREF will generally support shareholder resolutions seeking reasonable disclosure of the environmental or social impact of a company’s policies, operations or products. We believe that a company’s management and directors have the responsibility to determine the strategic impact of environmental and social issues and that they should disclose to shareholders how they are dealing with these issues.

Global climate change:

General Policy: TIAA-CREF will generally support reasonable shareholder resolutions seeking disclosure of greenhouse gas emissions, the impact of climate change on a company’s business activities and products and strategies designed to reduce the company’s long-term impact on the global climate.

82     Statement of Additional Information  ■  TIAA-CREF Funds

Use of natural resources:

General Policy: TIAA-CREF will generally support reasonable shareholder resolutions seeking disclosure or reports relating to a company’s use of natural resources, the impact on its business of declining resources and its plans to improve the efficiency of its use of natural resources.

Impact on ecosystems:

General Policy: TIAA-CREF will generally support reasonable shareholder resolutions seeking disclosure or reports relating to a company’s initiatives to reduce any harmful impacts or other hazards that result from its operations or activities to local, regional or global ecosystems.

Global labor standards:

General Policy: TIAA-CREF will generally support reasonable shareholder resolutions seeking a review of a company’s labor standards and enforcement practices, as well as the establishment of global labor policies based upon internationally recognized standards.

Diversity and non-discrimination:

General Policies:

• TIAA-CREF will generally support reasonable shareholder resolutions seeking disclosure or reports relating to a company’s nondiscrimination policies and practices, or seeking to implement such policies, including equal employment opportunity standards.

• TIAA-CREF will generally support reasonable shareholder resolutions seeking disclosure or reports relating to a company’s workforce and board diversity policies and practices.

Global human rights codes of conduct:

General Policy: TIAA-CREF will generally support reasonable shareholder resolutions seeking a review of a company’s human rights standards and the establishment of global human rights policies, especially regarding company operations in conflict zones or weak governance.

Corporate response to global health risks:

General Policy: TIAA-CREF will generally support reasonable shareholder resolutions seeking disclosure or reports relating to significant public health impacts resulting from company operations and products, as well as the impact of global health pandemics on the company’s operations and long-term growth.

Corporate political influence:

General Policies:

• TIAA-CREF will generally support reasonable shareholder resolutions seeking disclosure or reports relating to a company’s political expenditures, including board oversight procedures, direct political expenditures, and contributions to third parties for the purpose of influencing election results.

• TIAA-CREF will generally support reasonable shareholder resolutions seeking disclosure or reports relating to a company’s charitable contributions and other philanthropic activities.

• TIAA-CREF may consider not supporting shareholder resolutions that appear to promote a political agenda that is contrary to the mission or values of TIAA-CREF or the long-term health of the corporation.

Animal welfare:

General Policy: TIAA-CREF will generally support reasonable shareholder resolutions asking for reports on the company’s impact on animal welfare.

Product responsibility:

General Policy: TIAA-CREF will generally support reasonable shareholder resolutions seeking disclosure relating to the safety and impact of a company’s products on the customers and communities it serves.

Predatory lending:

General Policy: TIAA-CREF will generally support reasonable shareholder resolutions asking companies for disclosure about the impact of lending activities on borrowers and policies designed to prevent predatory lending practices.

TIAA-CREF Funds  ■  Statement of Additional Information     83

Tobacco:

General Policies:

• TIAA-CREF will generally support reasonable shareholder resolutions seeking disclosure or reports relating to risks associated with tobacco use and efforts by a company to reduce exposure to tobacco products among the young or other vulnerable populations.

• TIAA-CREF will generally not support shareholder resolutions seeking to alter the investment policies of financial institutions or to require divestment of tobacco company stocks.

84     Statement of Additional Information  ■  TIAA-CREF Funds

[This page intentionally left blank.]

[This page intentionally left blank.]

[This page intentionally left blank.]

Printed on paper containing recycled fiber	A12488 (7/15)

Statement of Additional Information

TIAA-CREF Funds
Funds-of-Funds

[DECEMBER __], 2015 for the [Investor] Class of the Funds

[OCTOBER __], 2015, AS SUPPLEMENTED [DECEMBER __], 2015 for all other Classes of the Funds

Tickers by Class
	Retail	Retirement	Premier	[Investor]	Institutional
Lifecycle Funds
Lifecycle Retirement Income Fund	TLRRX	TLIRX	TPILX	—	TLRIX
Lifecycle 2010 Fund	—	TCLEX	TCTPX	—	TCTIX
Lifecycle 2015 Fund	—	TCLIX	TCFPX	—	TCNIX
Lifecycle 2020 Fund	—	TCLTX	TCWPX	—	TCWIX
Lifecycle 2025 Fund	—	TCLFX	TCQPX	—	TCYIX
Lifecycle 2030 Fund	—	TCLNX	TCHPX	—	TCRIX
Lifecycle 2035 Fund	—	TCLRX	TCYPX	—	TCIIX
Lifecycle 2040 Fund	—	TCLOX	TCZPX	—	TCOIX
Lifecycle 2045 Fund	—	TTFRX	TTFPX	—	TTFIX
Lifecycle 2050 Fund	—	TLFRX	TCLPX	—	TFTIX
Lifecycle 2055 Fund	—	TTRLX	TTRPX	—	TTRIX
Lifecycle 2060 Fund	__	TLXRX	TLXPX	__	TLXNX
Lifecycle Index Funds
Lifecycle Index Retirement Income Fund	—	TRCIX	TLIPX	—	TRILX
Lifecycle Index 2010 Fund	—	TLTRX	TLTPX	—	TLTIX
Lifecycle Index 2015 Fund	—	TLGRX	TLFPX	—	TLFIX
Lifecycle Index 2020 Fund	—	TLWRX	TLWPX	—	TLWIX
Lifecycle Index 2025 Fund	—	TLQRX	TLVPX	—	TLQIX
Lifecycle Index 2030 Fund	—	TLHRX	TLHPX	—	TLHIX
Lifecycle Index 2035 Fund	—	TLYRX	TLYPX	—	TLYIX
Lifecycle Index 2040 Fund	—	TLZRX	TLPRX	—	TLZIX
Lifecycle Index 2045 Fund	—	TLMRX	TLMPX	—	TLXIX
Lifecycle Index 2050 Fund	—	TLLRX	TLLPX	—	TLLIX
Lifecycle Index 2055 Fund	—	TTIRX	TTIPX	—	TTIIX
Lifecycle Index 2060 Fund	__	TVITX	TVIPX	__	TVIIX
Lifestyle Funds
Lifestyle Income Fund	TSILX	TLSRX	TSIPX	—	TSITX
Lifestyle Conservative Fund	TSCLX	TSCTX	TLSPX	—	TCSIX
Lifestyle Moderate Fund	TSMLX	TSMTX	TSMPX	—	TSIMX
Lifestyle Growth Fund	TSGLX	TSGRX	TSGPX	—	TSGGX
Lifestyle Aggressive Growth Fund	TSALX	TSARX	TSAPX	—	TSAIX
Managed Allocation Fund
Managed Allocation Fund	TIMRX	TITRX	—	—	TIMIX

This Statement of Additional Information (“SAI”) contains additional information that you should consider before investing in the above listed series, which are investment portfolios or “Funds” of the TIAA-CREF Funds (the “Trust”). The SAI is not a prospectus, but is incorporated by reference into and made a part of each prospectus issued and filed by the above-referenced Funds on or after October 1, 2015 (each, a “Prospectus”).

The SAI should be read carefully in conjunction with the Prospectuses. The Prospectuses may be obtained, without charge, by writing the Funds at TIAA-CREF Funds, 730 Third Avenue, New York, NY 10017–3206 or by calling 877 518-9161.

This SAI describes 30 Funds: twelve Lifecycle Funds, twelve Lifecycle Index Funds, five Lifestyle Funds and the Managed Allocation Fund. Each Fund may offer up to five share classes: Institutional Class, Premier Class, [Investor] Class, Retirement Class and Retail Class.

Capitalized terms used, but not defined, herein have the same meaning as in the Prospectuses. The Funds’ audited financial statements for the fiscal year ended May 31, 2015 are incorporated into this SAI by reference to the TIAA-CREF Funds-of-Funds Annual Reports for that year to shareholders. The Funds will furnish you, without charge, a copy of the Annual Reports on request.

Investment objectives, policies, and restrictions 3

Disclosure of portfolio holdings 25

Management of the Trust 27

Proxy voting policies 36

Principal holders of securities 36

Investment advisory and other services 36

Underwriter and other service providers 40

Personal trading policy 41

Information about the Funds’ portfolio management 41

About the Trust and the shares 43

Pricing of shares 49

Tax status 51

Brokerage allocation 56

Legal matters 58

Experts 58

Financial statements 58

Appendix A: TIAA-CREF policy statement on corporate governance 58

2     Statement of Additional Information  ■  TIAA-CREF Funds  ■  Funds-of-Funds

Investment objectives, policies and restrictions

The investment objectives and policies of each Fund are discussed in their respective Prospectuses. Because each Fund invests in Institutional Class shares of other funds of the Trust and potentially other investment pools or investment products (the “Underlying Funds”), investors in each Fund will be affected by an Underlying Fund’s investment strategies in direct proportion to the amount of assets the Fund allocates to the Underlying Fund pursuing such strategies. Accordingly, each Fund is subject to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following discussion of investment policies and restrictions supplements the descriptions in the Prospectuses of the Funds as well as the prospectuses of the Underlying Funds of the Trust described in this SAI. Under the Investment Company Act of 1940, as amended (the “1940 Act”), any fundamental policy of a registered investment company may not be changed without the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of that series. However, the investment objective of each Fund as described in its Prospectus, and its non-fundamental investment restrictions as described in “Investment Policies” below, may be changed by the Board of Trustees of the Trust (the “Board of Trustees” or the “Board”) at any time without shareholder approval. The Trust is an open-end management investment company.

Each Fund is classified as “diversified” within the meaning of the 1940 Act. In addition, each Fund has qualified and intends to continue to meet the diversification requirements of Subchapter M of Chapter 1 of the Internal Revenue Code of 1986, as amended (the “Code”).

Unless otherwise noted, each of the following investment policies and risk considerations apply to each Fund.

Fundamental policies

The following restrictions are fundamental policies of each Fund:

1.  The Fund will not issue senior securities except as permitted by law.

2.  The Fund will not borrow money, except: (a) each Fund may purchase securities on margin, as described in restriction 7 below; and (b) from banks (only in amounts not in excess of 33⅓% of the market value of that Fund’s assets at the time of borrowing), and, from other sources for temporary purposes (only in amounts not exceeding 5%, or such greater amount as may be permitted by law, of that Fund’s total assets taken at market value at the time of borrowing).

3.  The Fund will not underwrite the securities of other companies, except to the extent that it may be deemed an underwriter in connection with the disposition of securities from its portfolio.

4.  The Fund will not purchase real estate or mortgages directly, except that the Fund may invest in investment vehicles that purchase real estate or mortgages directly.

5.  The Fund will not purchase commodities or commodities contracts, except to the extent futures are purchased as described herein.

6.  The Fund will not lend any security or make any other loan if, as a result, more than 33⅓% of its total assets would be lent to other parties, but this limit does not apply to repurchase agreements.

7.  The Fund will not purchase any security on margin except that the Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities.

8.  The Fund will not invest 25% or more of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry (excluding the U.S. Government or any of its agencies or instrumentalities). With respect to investment restriction number 8, each Fund may invest more than 25% of its assets in any one Underlying Fund. With respect to this restriction, the Managed Allocation Fund may invest more than 25% of its assets in any one investment company or other permissible investment product or pool. For concentration purposes, each Fund will look through to the holdings of its affiliated Underlying Funds to assess its industry concentration. Currently, none of the Funds nor any of the Underlying Funds, other than the Real Estate Securities Fund and Global Natural Resources Fund, concentrates, or intends to concentrate, its investments in a particular industry.

The following restriction is a fundamental policy of each Fund other than the Managed Allocation Fund:

9. The Fund will not, with respect to at least 75% of the value of its total assets, invest more than 5% of its total assets in the securities of any one issuer, other than securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities or securities of other investment companies, or hold more than 10% of the outstanding voting securities of any one issuer.

The following restriction is a fundamental policy of the Managed Allocation Fund:

10. The Fund will not invest in securities other than securities of other registered investment companies or other permissible investment products or pools that are approved by the Board of Trustees, government securities or short-term securities.

With the exception of percentage restrictions relating to borrowings, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in the values of portfolio securities will not be considered a violation by the Fund.

TIAA-CREF Funds  ■  Funds-of-Funds  ■  Statement of Additional Information     3

Investment policies

The following policies and restrictions are non-fundamental policies of each Fund. These restrictions may be changed by the Board without the approval of Fund shareholders. Since each Fund will invest primarily in shares of other investment companies, rather than investing directly in individual securities, the investment policies listed below are applicable to the Underlying Funds of the Trust (but not to other Underlying Funds unless specifically noted below) in which the Funds invest.

Non-Equity Investments of the Equity and Real Estate Securities Underlying Funds. The equity Underlying Funds (the “Equity Funds”) and the Real Estate Securities Fund can, in addition to stocks, hold other types of securities with equity characteristics, such as convertible bonds, preferred stock, warrants and depository receipts or rights for such securities. Pending more permanent investments or to use cash balances effectively, these Funds may hold the same types of money market instruments as the TIAA-CREF Money Market Fund (the “Money Market Fund”) invests in (as described in the Underlying Funds' prospectuses), as well as other short-term instruments. These other instruments are the same type of instruments the Money Market Fund may hold, but they have longer maturities than the instruments allowed in the Money Market Fund, or else do not meet the requirements for “First Tier Securities.”

When market conditions warrant, the Equity Funds and the Real Estate Securities Fund may invest directly in investment grade debt securities similar to those the TIAA-CREF Bond Fund may invest in. The Equity Funds and the Real Estate Securities Fund may also hold debt securities that they acquire because of mergers, recapitalizations or otherwise.

The Equity Funds and the Real Estate Securities Fund also may invest in options and futures, as well as newly developed financial instruments, such as equity swaps and equity-linked fixed-income securities, so long as these are consistent with their investment objectives and regulatory requirements.

These investments and other Underlying Fund investment strategies are discussed in detail below.

Temporary Defensive Positions. During periods when Teachers Advisors, Inc. (“Advisors”), the investment adviser for the Underlying Funds, believes there are unstable market, economic, political or currency conditions domestically or abroad, Advisors may assume, on behalf of an Underlying Fund, a temporary defensive posture and (1) without limitation, hold cash and/or invest in money market instruments and/or the Money Market Fund, or (2) restrict the securities markets in which the Underlying Fund’s assets will be invested by investing those assets in securities markets deemed by Advisors to be conservative in light of the Underlying Fund’s investment objective and policies. Under normal circumstances, each Fund and Underlying Fund may invest a portion of its total assets in cash or money market instruments for cash management purposes, pending investment in accordance with the Fund or Underlying Fund’s investment objective and policies and to meet operating expenses. To the extent that an Underlying Fund holds cash or invests in money market instruments, it may not achieve its investment objective.

Credit Facility. Many of the Underlying Funds and the Funds participate in an unsecured revolving credit facility for temporary or emergency purposes, including, without limitation, funding of shareholder redemptions that otherwise might require the untimely disposition of securities. Certain accounts or series of the College Retirement Equities Fund (“CREF”), TIAA-CREF Life Funds (“TCLF”) and TIAA Separate Account VA-1 (“VA-1”), as well as certain other series of the Trust, each of which is managed by Advisors or an affiliate of Advisors, also participate in this credit facility. An annual commitment fee for the credit facility is borne by the participating Funds and Underlying Funds. Interest associated with any borrowing under the facility will be charged to the borrowing Funds at rates that are based on a specified rate of interest.

If an Underlying Fund or a Fund borrows money, it could leverage its portfolio by keeping securities it might otherwise have had to sell. Leveraging exposes an Underlying Fund or a Fund to special risks, including greater fluctuations in net asset value in response to market changes.

Additional Risks Resulting From Market Events and Government Intervention in Financial Markets. Instability in the financial markets during and after the 2008–09 financial downturn has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Most significantly, the U.S. Government has enacted a broad-reaching new regulatory framework over the financial services industry and consumer credit markets, the potential impact of which on the value of portfolio holdings of an Underlying Fund or TIAA (or their affiliates) is unknown. Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the securities in which the Underlying Funds invest, certain portfolio holdings of a Fund, the issuers of such securities thereof, or TIAA (or their affiliates) in ways that are unforeseeable. Legislation or regulation may also change the way in which the Funds and the Underlying Funds themselves are regulated. Such legislation or regulation could limit or preclude a Fund's or an Underlying Fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of a Fund’s and Underlying Fund’s portfolio holdings. Furthermore, volatile financial markets can expose a Fund’s and Underlying Fund to greater market and liquidity risk and potential difficulty in valuing portfolio holdings. Advisors will monitor developments and seek to manage each

4     Statement of Additional Information  ■  TIAA-CREF Funds  ■  Funds-of-Funds

Fund and Underlying Fund in a manner consistent with achieving its investment objective, but there can be no assurance that Advisors will be successful in doing so.

The value of an Underlying Fund’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which an Underlying Fund invests. In the event of such a disturbance, issuers of securities held by an Underlying Fund may experience significant declines in the value of their assets and even cease operations, or may receive government assistance accompanied by increased restrictions on their business operations or other government intervention. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Illiquid Investments. The Board of Trustees has delegated responsibility to Advisors for determining the value and liquidity of investments held by each Fund and Underlying Fund. Each Underlying Fund (except the Money Market Fund) may invest up to 15% (5% in the case of the Money Market Fund) of its net assets (taken at current value) in investments that may not be readily marketable. Investments may be illiquid because of the absence of a trading market, making it difficult to value them or dispose of them promptly at an acceptable price. Investment in illiquid securities poses risks of potential delays in resale. Limitations on or delays in resale may have an adverse effect on the marketability of portfolio securities, and it may be difficult for the Underlying Funds to dispose of illiquid securities promptly or to sell such securities for their fair market value.

Restricted Securities. The Underlying Funds may invest in restricted securities. A restricted security is one that has a contractual restriction on resale or cannot be resold publicly until it is registered under the Securities Act of 1933, as amended (the “1933 Act”). From time to time, restricted securities can be considered illiquid. For example, they may be considered illiquid if they are not eligible for sale to qualified institutional purchasers in reliance upon Rule 144A under the 1933 Act. However, purchases by an Underlying Fund of securities of foreign issuers offered and sold outside the United States may be considered liquid even though they are restricted. The Board of Trustees of the Underlying Funds has delegated responsibility to Advisors for determining the value and liquidity of restricted securities and other investments held by each Fund.

Preferred Stock. The Underlying Funds (other than the Money Market Fund) can invest in preferred stock consistent with their investment objectives. Preferred stock pays dividends at a specified rate and generally has preference over common stock in the payment of dividends and the liquidation of the issuer’s assets but is junior to the debt securities of the issuer in those same respects. Unlike interest payments on debt securities, dividends on preferred stock are generally payable at the discretion of the issuer’s board of directors, and shareholders may suffer a loss of value if dividends are not paid. Preferred shareholders generally have no legal recourse against the issuer if dividends are not paid. The market prices of preferred stocks are subject to changes in interest rates and are more sensitive to changes in the issuer’s creditworthiness than are the prices of debt securities. Under ordinary circumstances, preferred stock does not carry voting rights.

Options and Futures. Each of the Underlying Funds (other than the Money Market Fund) may engage in options (puts and calls) and futures strategies to the extent permitted by the Securities and Exchange Commission (“SEC”) and the Commodity Futures Trading Commission (“CFTC”). The Underlying Funds may use options and futures strategies for hedging techniques and cash management purposes and to increase total return.

Options and futures transactions may increase an Underlying Fund’s transaction costs and portfolio turnover rate and will be initiated only when consistent with the Fund’s investment objective.

Options. Options-related activities could include: (1) the sale of covered call option contracts and the purchase of call option contracts, including for the purpose of closing a purchase transaction; (2) buying covered put option contracts and selling put option contracts, including to close out a position acquired through the purchase of such options; and (3) selling call option contracts or buying put option contracts on groups of securities and on futures on groups of securities, and buying similar call option contracts or selling put option contracts, including to close out a position acquired through a sale of such options. This list of options-related activities is not intended to be exclusive, and the Underlying Funds may engage in other types of options transactions consistent with their investment objectives and policies and applicable law.

A call option is a short-term contract (generally for nine months or less) that gives the purchaser of the option the right but not the obligation to purchase the underlying security at a fixed exercise price at any time (American style) or at a set time (European style) prior to the expiration of the option regardless of the market price of the security during the option period. As consideration for the call option, the purchaser pays the seller a premium, which the seller retains whether or not the option is exercised. The seller of a call option has the obligation, upon the exercise of the option by the purchaser, to sell the underlying security at the exercise price. Selling a call option would benefit the seller if, over the option period, the underlying security declines in value or does not appreciate above the aggregate of the exercise price and the premium. However, the seller risks an “opportunity loss” of profits if the underlying security appreciates above the aggregate value of the exercise price and the premium.

An Underlying Fund may close out a position acquired through selling a call option by buying a call option on the same security with the same exercise price and expiration date as the call option that it had previously sold on that security.

TIAA-CREF Funds  ■  Funds-of-Funds  ■  Statement of Additional Information     5

Depending on the premium for the call option purchased by an Underlying Fund, the Underlying Fund will realize a profit or loss on the transaction on that security.

A put option is a similar short-term contract that gives the purchaser of the option the right to sell the underlying security at a fixed exercise price at any time prior to the expiration of the option regardless of the market price of the security during the option period. As consideration for the put option, the purchaser pays the seller a premium, which the seller retains whether or not the option is exercised. The seller of a put option has the obligation, upon the exercise of the option by the purchaser, to purchase the underlying security at the exercise price. The buying of a covered put contract limits the downside exposure for the investment in the underlying security. The risk of purchasing a put is that the market price of the underlying stock prevailing on the expiration date may be above the option’s exercise price. In that case, the option would expire worthless and the entire premium would be lost.

An Underlying Fund may close out a position acquired through buying a put option by selling an identical put option on the same security with the same exercise price and expiration date as the put option that it had previously bought on the security. Depending on the premium for the put option purchased by an Underlying Fund, the Underlying Fund would realize a profit or loss on the transaction.

In addition to options (both calls and puts) on individual securities, there are also options on groups of securities, such as the options on the Standard & Poor’s 100 Index, which are traded on the Chicago Board Options Exchange. There are also options on the futures of groups of securities such as the Standard & Poor’s 500 Index and the New York Stock Exchange Composite Index. The selling of such calls can be used in anticipation of, or in, a general market or market sector decline that may adversely affect the market value of an Underlying Fund’s portfolio of securities. To the extent that an Underlying Fund’s portfolio of securities changes in value in correlation with a given stock index, the sale of call options on the futures of that index would substantially reduce the risk to the portfolio of a market decline, and, by so doing, provides an alternative to the liquidation of securities positions in the portfolio with resultant transaction costs. A risk in all options, particularly the relatively new options on groups of securities and on the futures on groups of securities, is a possible lack of liquidity. This will be a major consideration of Advisors before it deals in any option on behalf of an Underlying Fund.

There is another risk in connection with selling a call option on a group of securities or on the futures of groups of securities. This arises because of the imperfect correlation between movements in the price of the call option on a particular group of securities and the price of the underlying securities held in the portfolio. Unlike a covered call on an individual security, where a large movement on the upside for the call option will be offset by a similar move on the underlying stock, a move in the price of a call option on a group of securities may not be offset by a similar move in the price of securities held due to the difference in the composition of the particular group and the portfolio itself.

Futures. To the extent permitted by applicable regulatory authorities, the Underlying Funds may purchase and sell futures contracts on securities or other instruments, or on groups or indices of securities or other instruments. The Global Natural Resources Fund may also purchase and sell futures contracts on natural resources or other commodities. The purpose of hedging techniques using financial futures is to protect the principal value of the Underlying Fund against adverse changes in the market value of securities or instruments in its portfolio, and to obtain better returns on investments than available in the cash market. Since these are hedging techniques, the gains or losses on the futures contract normally will be offset by losses or gains, respectively, on the hedged investment. Futures contracts also may be offset prior to the future date by executing an opposite futures contract transaction.

A futures contract on an investment is a binding contractual commitment which, if held to maturity, generally will result in an obligation to make or accept delivery, during a particular future month, of the securities or instrument underlying the contract.

By purchasing a futures contract—assuming a “long” position—Advisors will legally obligate an Underlying Fund to accept the future delivery of the underlying security or instrument and pay the agreed price. By selling a futures contract—assuming a “short” position—Advisors will legally obligate an Underlying Fund to make the future delivery of the security or instrument against payment of the agreed price.

Positions taken in the futures markets are not normally held to maturity, but are instead liquidated through offsetting transactions that may result in a profit or a loss. While futures positions taken by an Underlying Fund usually will be liquidated in this manner, an Underlying Fund may instead make or take delivery of the underlying securities or instruments whenever it appears economically advantageous to an Underlying Fund to do so. A clearing corporation associated with the exchange on which futures are traded assumes responsibility for closing out positions and guarantees that the sale and purchase obligations will be performed with regard to all positions that remain open at the termination of the contract.

A stock index futures contract, unlike a contract on a specific security, does not provide for the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract’s expiration date, a final cash settlement occurs and the futures positions are closed out. Changes in the market value of a particular stock index futures contract reflect changes in the specified index of equity securities on which the future is based.

6     Statement of Additional Information  ■  TIAA-CREF Funds  ■  Funds-of-Funds

Stock index futures may be used to hedge the equity investments of the Underlying Funds with regard to market (systematic) risk (involving the market’s assessment of overall economic prospects), as distinguished from stock specific risk (involving the market’s evaluation of the merits of the issuer of a particular security). By establishing an appropriate “short” position in stock index futures, Advisors may seek to protect the value of the Underlying Funds’ securities portfolio against an overall decline in the market for equity securities. Alternatively, in anticipation of a generally rising market, Advisors can seek to avoid losing the benefit of apparently low current prices by establishing a “long” position in stock index futures and later liquidating that position as particular equity securities are in fact acquired. To the extent that these hedging strategies are successful, the Underlying Fund will be affected to a lesser degree by adverse overall market price movements, unrelated to the merits of specific portfolio equity securities, than would otherwise be the case.

Unlike the purchase or sale of a security, no price is paid or received by an Underlying Fund upon the purchase or sale of a futures contract. Initially, an Underlying Fund will be required to deposit in a segregated account with the broker (futures commission merchant) carrying the futures account on behalf of the Underlying Fund an amount of cash, U.S. Treasury securities, or other permissible assets equal to approximately 5% of the contract amount. This amount is known as “initial margin.” The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract that is returned to an Underlying Fund upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments to and from the broker, called “variation margin,” will be made on a daily basis as the price of the underlying stock index fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking to the market.”

For example, when an Underlying Fund has purchased a stock index futures contract and the price of the underlying stock index has risen, that position will have increased in value, and the Underlying Fund will receive from the broker a variation margin payment equal to that increase in value. Conversely, where an Underlying Fund has purchased a stock index futures contract and the price of the underlying stock index has declined, the position would be less valuable and the Underlying Fund would be required to make a variation margin payment to the broker. At any time prior to expiration of the futures contract, the Underlying Fund may elect to close the position by taking an opposite position that will operate to terminate the Underlying Fund’s position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Underlying Fund, and the Underlying Fund realizes a loss or a gain.

There are several risks in connection with the use of a futures contract as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and movements in the securities or instruments that are the subject of the hedge. Advisors, on behalf of an Underlying Fund, will attempt to reduce this risk by engaging in futures transactions, to the extent possible, where, in Advisors’ judgment, there is a significant correlation between changes in the prices of the futures contracts and the prices of the Underlying Fund’s portfolio securities or instruments sought to be hedged.

Successful use of futures contracts for hedging purposes also is subject to Advisors' ability to correctly predict movements in the direction of the market. For example, it is possible that where an Underlying Fund has sold futures to hedge its portfolio against declines in the market, the index on which the futures are written may advance and the values of securities or instruments held in the Underlying Fund’s portfolio may decline. If this occurred, the Underlying Fund would lose money on the futures and also experience a decline in value in its portfolio investments. However, Advisors believes that over time the value of an Underlying Fund’s portfolio will tend to move in the same direction as the market indices that are intended to correlate to the price movements of the portfolio securities or instruments sought to be hedged.

It also is possible that, for example, if an Underlying Fund has hedged against the possibility of a decline in the market adversely affecting stocks held in its portfolio and stock prices increased instead, the Underlying Fund will lose part or all of the benefit of increased value of those stocks that it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if an Underlying Fund has insufficient cash, it may have to sell securities or instruments to meet daily variation margin requirements. Such sales may be, but will not necessarily be, at increased prices that reflect the rising market. The Underlying Fund may have to sell securities or instruments at a time when it may be disadvantageous to do so.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures contracts and the portion of the portfolio being hedged, the prices of futures contracts may not correlate perfectly with movements in the underlying security or instrument due to certain market distortions. First, all transactions in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions that could distort the normal relationship between the index and futures markets. Second, the margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than the securities market does. Increased participation by speculators in the futures market also may cause temporary price distortions. Due to the possibility of price distortion in the futures market and also because of the imperfect correlation between movements in the futures contracts and the portion of the portfolio being hedged, even a correct forecast of general market trends by Advisors still may not result in a successful hedging transaction over a very short time period.

TIAA-CREF Funds  ■  Funds-of-Funds  ■  Statement of Additional Information     7

The Underlying Funds (other than the Money Market Fund) may also use futures contracts and options on futures contracts to manage their cash flow more effectively. To the extent that an Underlying Fund enters into non-hedging positions, it will do so only in accordance with certain CFTC exemptive provisions that permit the Underlying Fund and/or Advisors to claim an exclusion from the definition of a “commodity pool operator” under the Commodity Exchange Act. The Underlying Funds and/or Advisors have claimed an exclusion from the definition of the terms “commodity pool operator” and “commodity pool” under the Commodity Exchange Act and the regulations thereunder and, therefore, are not currently subject to registration or regulation as commodity pool operators or pools.

Use of Options and Futures by the Funds. Each of the Funds may directly engage in options (puts and calls) and futures strategies to the extent permitted by the SEC and the CFTC. The Funds may use options and futures strategies for cash management, efficient portfolio management and other purposes. The Funds may also use options for purposes such as rebalancing and tactical asset allocation. Options and futures transactions may increase a Fund’s transaction costs and portfolio turnover rate and will be initiated only when consistent with a Fund’s investment objective. The terms and risks of such instruments are provided in more detail under the sections above.

Firm Commitment Agreements and Purchase of “When-Issued” Securities. The Underlying Funds can enter into firm commitment agreements for the purchase of securities on a specified future date. Thus, an Underlying Funds may purchase, for example, issues of fixed-income instruments on a “when issued” basis, whereby the payment obligation, or yield to maturity, or coupon rate on the instruments may not be fixed at the time of the transaction. In addition, the Underlying Funds may invest in asset-backed securities on a delayed delivery basis. This reduces an Underlying Fund’s risk of early repayment of principal, but exposes the Underlying Fund to some additional risk that the transaction will not be consummated.

When an Underlying Fund enters into a firm commitment agreement, liability for the purchase price—and the rights and risks of ownership of the securities—accrues to the Underlying Fund at the time it becomes obligated to purchase such securities, although delivery and payment occur at a later date. Accordingly, if the market price of the security should decline, the effect of the agreement would be to obligate the Underlying Fund to purchase the security at a price above the current market price on the date of delivery and payment. During the time the Underlying Fund is obligated to purchase such securities, it will be required to segregate assets. See “Segregated Accounts” below.

Debt instruments generally

A debt instrument held by an Underlying Fund will be affected by general changes in interest rates that will, in turn, result in increases or decreases in the market value of the instrument. The market value of non-convertible debt instruments (particularly fixed-income instruments) in an Underlying Fund’s portfolio can be expected to vary inversely to changes in prevailing interest rates. In periods of declining interest rates, the yield of an Underlying Fund holding a significant amount of debt instruments will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, the Underlying Fund’s yield will tend to be somewhat lower. In addition, when interest rates are falling, money received by such an Underlying Fund from the continuous sale of its shares will likely be invested in portfolio instruments producing lower yields than the balance of its portfolio, thereby reducing the Underlying Fund’s current yield. In periods of rising interest rates, the opposite result can be expected to occur. Interest rate risk is generally heightened during periods when prevailing interest rates are low or negative and during such periods, an Underlying Fund may not be able to maintain a positive yield or yields on par with historical levels.

Ratings as Investment Criteria. Nationally Recognized Statistical Ratings Organization (“NRSRO”) ratings represent the opinions of those organizations as to the quality of securities that they rate. Although these ratings, which are relative and subjective and are not absolute standards of quality, are used by Advisors as one of many criteria for the selection of portfolio securities on behalf of the Underlying Funds, Advisors also relies upon its own analysis to evaluate potential investments.

Subsequent to its purchase by an Underlying Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the Underlying Fund. These events will not require the sale of the securities by the Underlying Fund. However, Advisors will consider the event in its determination of whether the Underlying Fund should continue to hold the securities. To the extent that a NRSRO’s rating changes as a result of a change in the NRSRO or its rating system, Advisors will attempt to use comparable ratings as standards for the Underlying Funds’ investments in accordance with their investment objectives and policies.

The Money Market Fund utilizes short-term credit ratings of the following designated NRSROs to help determine whether a security is eligible for purchase by the Fund under applicable securities laws. The Board of Trustees has designated the following four NRSROs as the designated NRSROs of the Money Market Fund: (1) Moody’s Investors Service Inc. (“Moody’s”), (2) Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”), (3) Fitch Ratings, and (4) Dominion Bond Rating Service, Ltd.

Certain Investment-Grade Debt Obligations. Although obligations rated Baa by Moody’s or BBB by S&P are considered investment-grade, they may be viewed as being subject to greater risks than other investment-grade obligations. Obligations rated Baa by Moody’s are considered medium-grade obligations that lack outstanding investment characteristics and have speculative characteristics as well, while obligations rated BBB by S&P are regarded as having only an adequate capacity to pay principal and interest.

8     Statement of Additional Information  ■  TIAA-CREF Funds  ■  Funds-of-Funds

U.S. Government Debt Securities. Some of the Underlying Funds may invest in U.S. Government securities. These include: debt obligations of varying maturities issued by the U.S. Treasury or issued or guaranteed by the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association (“GNMA”), General Services Administration, any of the various institutions that previously were, or currently are, part of the Farm Credit System, including the National Bank for Cooperatives, the Farm Credit Banks and the Banks for Cooperatives, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation (“FHLMC”), Federal Intermediate Credit Banks, Federal Land Banks, Federal National Mortgage Association (“FNMA”), Maritime Administration, Tennessee Valley Authority and District of Columbia Armory Board. Direct obligations of the U.S. Treasury include a variety of securities that differ in their interest rates, maturities and issue dates. Certain of the foregoing U.S. Government securities are supported by the full faith and credit of the United States, whereas others are supported by the right of the agency or instrumentality to borrow an amount limited to a specific line of credit from the U.S. Treasury or by the discretionary authority of the U.S. Government or GNMA to purchase financial obligations of the agency or instrumentality. In contrast, certain of the foregoing U.S. Government securities are only supported by the credit of the issuing agency or instrumentality (e.g., GNMA). Because the U.S. Government is not obligated by law to support an agency or instrumentality that it sponsors, or such agency’s or instrumentality’s securities, an Underlying Fund only invests in U.S. Government securities when Advisors determines that the credit risk associated with the obligation is suitable for the Underlying Fund.

In September 2008, FNMA and FHLMC were placed under the conservatorship of the Federal Housing Finance Agency (“FHFA”). As the conservator, FHFA succeeded to all rights, titles, powers and privileges, as well as assets, of FNMA and FHLMC, although each of FNMA and FHLMC have continued to operate as going concerns while in conservatorship.

Although the U.S. Treasury Department subsequently announced several additional steps to enhance FNMA’s and FHLMC’s ability to meet their respective obligations, certain of these additional steps—a liquidity backstop and the mortgage-backed securities purchase program—expired in December 2009. In addition, under the Federal Housing Finance Regulatory Reform Act of 2008 (the “Reform Act”), FHFA has the power, as conservator or receiver, to repudiate any contract entered into by FNMA or FHLMC prior to FHFA’s appointment under certain conditions. Therefore, the uncertainty surrounding the guaranty obligations of FNMA and FHLMC with respect to mortgage-backed securities, combined with the broad power of the FHFA to potentially cancel these guaranty obligations, could adversely impact the value of certain FNMA- and FHLM-guaranteed mortgage-backed securities held by the Underlying Funds.

Risks of Lower-Rated, Lower-Quality Debt Instruments. Lower-rated debt securities (i.e., those rated Ba or lower by Moody’s or BB or lower by S&P) are sometimes referred to as “high-yield” or “junk” bonds. Each of the Underlying Funds (except for the Money Market Fund) may invest in lower-rated debt securities. In particular, under normal market conditions, the High-Yield Fund invests at least 80% of its net assets in below-investment-grade securities. These securities are considered, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation and will generally involve more credit risk than securities in the higher-rated categories. Reliance on credit ratings entails greater risks with regard to lower-rated securities than it does with regard to higher-rated securities, and Advisors’ success is more dependent upon its own credit analysis with regard to lower-rated securities than is the case with regard to higher-rated securities. The market values of such securities tend to reflect individual corporate developments to a greater extent than do higher-rated securities, which react primarily to fluctuations in the general level of interest rates. Such lower-rated securities also tend to be more sensitive to economic conditions than are higher-rated securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, regarding lower-rated bonds may depress prices and liquidity for such securities. To the extent an Underlying Fund invests in these securities, factors adversely affecting the market value of lower-rated securities will adversely affect the Underlying Fund’s net asset value (“NAV”). In addition, an Underlying Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings.

An Underlying Fund may have difficulty disposing of certain lower-rated securities for which there is a thin trading market. Because not all dealers maintain markets in lower-rated securities, there is no established retail secondary market for many of these securities, and Advisors anticipates that they could be sold only to a limited number of dealers or institutional investors. To the extent there is a secondary trading market for lower-rated securities, it is generally not as liquid as that for higher-rated securities. The lack of a liquid secondary market for certain securities may make it more difficult for the Underlying Funds to obtain accurate market quotations for purposes of valuing their assets. Market quotations are generally available on many lower-rated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales. When market quotations are not readily available, lower-rated securities must be fair valued using procedures approved by the Board of Trustees. This valuation is more difficult and judgment plays a greater role in such valuation when there are less reliable objective data available.

Any debt instrument, no matter its initial rating, may, after purchase by an Underlying Fund, have its rating lowered due to the deterioration of the issuer’s financial position. Advisors may determine that an unrated security is of comparable quality to securities with a particular rating. Such unrated securities are treated as if they carried the rating of securities with which Advisors compares them.

TIAA-CREF Funds  ■  Funds-of-Funds  ■  Statement of Additional Information     9

Lower-rated debt securities may be issued by corporations in the growth stage of their development. They may also be issued in connection with a corporate reorganization or as part of a corporate takeover. Companies that issue such lower-rated securities are often highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risk associated with acquiring the securities of such issuers is greater than is the case with higher-rated securities. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-rated securities may experience financial stress. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer’s ability to service its debt obligations may also be adversely affected by specific corporate developments, the issuer’s inability to meet specific projected business forecasts or the unavailability of additional financing.

The risk of loss due to default by the issuer is significantly greater for the holders of lower-rated securities because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

It is possible that a major economic recession could adversely affect the market for lower-rated securities. Any such recession might severely affect the market for and the values of such securities, as well as the ability of the issuers of such securities to repay principal and pay interest thereon.

The Underlying Funds may acquire lower-rated securities that are sold without registration under the federal securities laws and therefore carry restrictions on resale. The Underlying Funds may incur special costs in disposing of such securities, but will generally incur no costs when the issuer is responsible for registering the securities.

The Underlying Funds may also acquire lower-rated securities during an initial underwriting. Such securities involve special risks because they are new issues. The Underlying Funds have no arrangement with any person concerning the acquisition of such securities, and Advisors will carefully review the credit and other characteristics pertinent to such new issues. An Underlying Fund may from time to time participate on committees formed by creditors to negotiate with the management of financially troubled issuers of securities held by the Underlying Fund. Such participation may subject the Underlying Fund to expenses such as legal fees and may make the Underlying Fund an “insider” of the issuer for purposes of the federal securities laws, and therefore may restrict the Underlying Fund’s ability to trade in or acquire additional positions in a particular security when it might otherwise desire to do so. Participation by the Underlying Fund on such committees also may expose the Underlying Fund to potential liabilities under the federal bankruptcy laws or other laws governing the rights of creditors and debtors. The Underlying Fund would participate on such committees only when Advisors believes that such participation is necessary or desirable to enforce the Underlying Fund’s rights as a creditor or to protect the value of securities held by the Underlying Fund.

Although most of the Underlying Funds can invest a percentage of their assets in lower-rated securities, the High-Yield Fund can invest up to 100% of its assets in debt instruments that are unrated or rated lower than the four highest rating categories assigned by Moody’s or S&P. Up to 20% of the High-Yield Fund’s assets may be invested in securities rated lower than B– or its equivalent by at least two rating agencies. Thus, the preceding information about lower-rated securities is especially applicable to the High-Yield Fund.

Corporate Debt Securities. An Underlying Fund may invest in corporate debt securities of U.S. and foreign issuers and/or hold its assets in these securities for cash management purposes. The investment return of corporate debt securities reflects interest earnings and changes in the market value of the security. The market value of a corporate debt obligation may be expected to rise and fall inversely with interest rates generally. There also exists the risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument.

Zero Coupon Obligations. Some of the Underlying Funds may invest in zero coupon obligations. Zero coupon securities generally pay no cash interest (or dividends in the case of preferred stock) to their holders prior to maturity. Accordingly, such securities usually are issued and traded at a deep discount from their face or par value and generally are subject to greater fluctuations of market value in response to changing interest rates than securities of comparable maturities and credit quality that pay cash interest (or dividends in the case of preferred stock) on a current basis. Although an Underlying Fund will receive no payments on its zero coupon securities prior to their maturity or disposition, it will be required for federal income tax purposes generally to include in its dividends to shareholders each year an amount equal to the annual income that accrues on its zero coupon securities. Such dividends will be paid from the cash assets of the Underlying Fund, from borrowings or by liquidation of portfolio securities, if necessary, at a time that the Underlying Fund otherwise would not have done so. To the extent an Underlying Fund is required to liquidate thinly traded securities, the Underlying Fund may be able to sell such securities only at prices lower than if such securities were more widely traded. The risks associated with holding securities that are not readily marketable may be accentuated at such time. To the extent the proceeds from any such dispositions are used by an Underlying Fund to pay distributions, the Underlying Fund will not be able to purchase additional income-producing securities with such proceeds, and as a result its current income ultimately may be reduced.

Floating and Variable Rate Instruments. Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event based, such as based on a change in the prime rate. The interest rate on a floater is

10     Statement of Additional Information  ■  TIAA-CREF Funds  ■  Funds-of-Funds

a variable rate which is tied to another interest rate, such as a money-market index or U.S. Treasury bill rate. The interest rate on a floater resets periodically, typically every 1–3 months. Some of the Underlying Funds may invest in floating and variable rate instruments. Income securities may provide for floating or variable rate interest or dividend payments. The floating or variable rate may be determined by reference to a known lending rate, such as a bank’s prime rate, a certificate of deposit rate or the London InterBank Offered Rate (LIBOR). Alternatively, the rate may be determined through an auction or remarketing process. The rate also may be indexed to changes in the values of the interest rate of securities indexed, currency exchange rate or other commodities. Variable and floating rate securities tend to be less sensitive than fixed-rate securities to interest rate changes and to have higher yields when interest rates increase. However, during rising interest rates, changes in the interest rate of an adjustable rate security may lag changes in market rates. The amount by which the rates are paid on an income security may increase or decrease and may be subject to periodic or lifetime caps. Fluctuations in interest rates above these caps could cause adjustable rate securities to behave more like fixed-rate securities in response to extreme movements in interest rates.

An Underlying Fund (except for the Money Market Fund) may also invest in inverse floating rate debt instruments (“inverse floaters”). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floating rate security may exhibit greater price volatility than a fixed-rate obligation of similar credit quality. Such securities may also pay a rate of interest determined by applying a multiple to the variable rate. The extent of increases and decreases in the value of securities whose rates vary inversely with changes in market rates of interest generally will be larger than comparable changes in the value of an equal principal amount of a fixed-rate security having similar credit quality redemption provisions and maturity.

Foreign Debt Obligations. The debt obligations of foreign governments and entities may or may not be supported by the full faith and credit of the foreign government. An Underlying Fund may buy securities issued by certain “supra-national” entities, which include entities designated or supported by governments to promote economic reconstruction or development, international banking organizations and related government agencies. Examples are the International Bank for Reconstruction and Development (more commonly known as the “World Bank”), the Asian Development Bank and the Inter-American Development Bank.

The governmental members of these supra-national entities are “stockholders” that typically make capital contributions and may be committed to make additional capital contributions if the entity is unable to repay its borrowings. A supra-national entity’s lending activities may be limited to a percentage of its total capital, reserves and net income. There can be no assurance that the constituent foreign governments will continue to be able or willing to honor their capitalization commitments for those entities.

Structured or Indexed Securities (including Exchange-Traded Notes, Equity-Linked Notes and Inflation-Indexed Bonds). Some of the Underlying Funds may invest in structured or indexed securities. The value of the principal of and/or interest on such securities is based on a reference such as a specific currency, interest rate, commodity, index or other financial indicator (the “Reference”) or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of the structured or indexed securities may provide that in certain circumstances no principal is due at maturity and, therefore, may result in a loss of the Underlying Fund’s investment. Structured or indexed securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or a decrease in the interest rate or value of the security at maturity. In addition, changes in interest rates or the value of the security at maturity may be some multiple of the change in the value of the Reference. Consequently, structured or indexed securities may entail a greater degree of market risk than other types of debt securities. Structured or indexed securities may also be more volatile, less liquid and more difficult to accurately price than less complex securities. Structured and indexed securities are generally subject to the same risks as other fixed-income securities in addition to the special risks associated with linking the payment of principal and/or interest payments (or other payable amounts) to the performance of a Reference.

An Underlying Fund may invest in asset-backed securities, mortgage-backed securities and other securities that represent interests in assets such as pools of mortgage loans, automobile loans or credit card receivables. These securities are typically issued by legal entities established specifically to hold assets and to issue debt obligations backed by those assets. Asset-backed or mortgage-backed securities are normally created or “sponsored” by banks or other financial institutions or by certain government sponsored enterprises such as Fannie Mae or Freddie Mac.

An Underlying Fund may also invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index (“CPI”) accruals as part of a semiannual coupon.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of a U.S. Treasury inflation-indexed bond, even during a period of deflation, although the inflation-adjusted principal received could

TIAA-CREF Funds  ■  Funds-of-Funds  ■  Statement of Additional Information     11

be less than the inflation-adjusted principal that had accrued to the bond at the time of purchase. However, the current market value of the bonds is not guaranteed and will fluctuate. An Underlying Fund may also invest in other inflation-related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for All Urban Consumers (“CPI-U”), which is not seasonally adjusted and which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

Negative Interest Rates. As of the date of this SAI, certain European countries have recently experienced negative interest rates on deposits and debt instruments have traded at negative yields. Negative interest rates may become more prevalent among foreign (non-U.S.) issuers, and potentially within the U.S. These market conditions may increase an Underlying Fund’s exposures to the risks associated with rising interest rates. To the extent an Underlying Fund has a bank deposit or holds a debt instrument with a negative interest rate to maturity, the Underlying Fund would generate a negative return on that investment. A number of factors may contribute to debt instruments trading at a negative yield including central bank monetary policies intended to help create self-sustaining growth in the local economy. While negative yields can be expected to reduce demand for fixed-income investments trading at a negative interest rate, investors may be willing to continue to purchase such investments for a number of reasons including, but not limited to, price insensitivity, arbitrage opportunities across fixed-income markets or rules-based investment strategies. If negative interest rates become more prevalent in the market, it is expected that investors will seek to reallocate assets to other income-producing assets such as investment grade and high-yield debt instruments, or equity investments that pay a dividend. This increased demand for higher yielding assets may cause the price of such instruments to rise while triggering a corresponding decrease in yield and the value of debt instruments over time. In addition, a move to higher yielding investments may cause investors, including an Underlying Fund, to seek fixed-income investments with longer duration and/or potentially reduced credit quality in order to seek the desired level of yield. These considerations may limit an Underlying Fund’s ability to locate fixed-income instruments containing the desired risk/return profile. Changing interest rates, including, but not limited to, rates that fall below zero, could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility and potential illiquidity.

Mortgage-backed and asset-backed securities

Mortgage-Backed and Asset-Backed Securities Generally. Some of the Underlying Funds may invest in mortgage-backed and asset-backed securities, which represent direct or indirect participation in, or are collateralized by and payable from, mortgage loans secured by real property or instruments derived from such loans. Mortgage-backed securities include various types of mortgage-related securities such as government stripped mortgage-related securities, adjustable-rate mortgage-related securities and collateralized mortgage obligations. Some of the Underlying Funds may also invest in asset-backed securities, which represent participation in, or are secured by and payable from, assets such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property, receivables from revolving credit (i.e., credit card) agreements and other categories of receivables. These assets are typically pooled and securitized by governmental, government-related or private organizations through the use of trusts and special purpose entities established specifically to hold assets and to issue debt obligations backed by those assets. Asset-backed or mortgage-backed securities are normally created or “sponsored” by banks or other financial institutions or by certain government-sponsored enterprises such as FNMA or FHLMC.

Payments or distributions of principal and interest may be guaranteed up to certain amounts and for certain time periods by letters of credit or pool insurance policies issued by a financial institution unaffiliated with the trust or corporation. Other credit enhancements also may exist. These securities are typically issued by legal entities established specifically to hold assets and to issue debt obligations backed by these assets. Asset-backed or mortgage-backed securities are normally created or "sponsored" by banks or other financial institutions or by certain government-sponsored enterprises such as FNMA or FHLMC.

12     Statement of Additional Information  ■  TIAA-CREF Funds  ■  Funds-of-Funds

Mortgage Pass-Through Securities. Mortgage-related securities represent pools of mortgage loans assembled for sale to investors by various governmental agencies, such as GNMA, by government related organizations, such as FNMA and FHLMC, as well as by private issuers, such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies.

Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a “pass-through” of the monthly payments made by the individual borrowers on their residential or commercial mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities are described as “modified pass-through.” These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. Such insurance and guarantees, and the creditworthiness of the issuers thereof, will be considered in determining whether a mortgage-related security meets an Underlying Fund’s investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. An Underlying Fund may buy mortgage-related securities without insurance or guarantees if, through an examination of the loan experience and practices of the originator/servicers and poolers, Advisors determines that the securities meet the Fund’s quality standards. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable, especially in the current financial environment. In addition, recent developments in the fixed-income and credit markets may have an adverse impact on the liquidity of mortgage-related securities.

Collateralized Mortgage Obligations (“CMOs”). CMOs are structured into multiple classes, each bearing a different stated maturity. Similar to a bond, interest and prepaid principal is paid, in most cases, on a monthly basis. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments.

In a typical CMO transaction, a corporation (“issuer”) issues multiple series (e.g., A, B, C, Z) of CMO bonds (“Bonds”). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates (“Collateral”). The Collateral is pledged to a third party trustee as security for the Bonds.

Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C Bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begin to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

The average maturity of pass-through pools of mortgage-related securities in which some of the Underlying Funds may invest varies with the maturities of the underlying mortgage instruments. In addition, a pool’s stated maturity may be shortened by unscheduled payments on the underlying mortgages. Factors affecting mortgage prepayments include the level of interest rates, general economic and social conditions, location of the mortgaged property and age of the mortgage. For example, in periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the mortgage-related security. Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the mortgage-related security. Accordingly, it is not possible to accurately predict the average life of a particular pool. Reinvestment of prepayments may occur at higher or lower rates than originally expected. Therefore, the actual maturity and realized yield on pass-through or modified pass-through mortgage-related securities will vary based upon the prepayment experience of the underlying pool of mortgages. For purposes of calculating the average life of the assets of the

TIAA-CREF Funds  ■  Funds-of-Funds  ■  Statement of Additional Information     13

relevant Underlying Fund, the maturity of each of these securities will be the average life of such securities based on the most recent estimated annual prepayment rate.

Asset-Backed Securities Unrelated to Mortgage Loans. Some of the Underlying Funds may invest in asset-backed securities that are unrelated to mortgage loans. These include, but are not limited to, credit card securitizations, auto and equipment lease and loan securitizations and rate reduction bonds. In the case of credit card securitizations, it is typical to have a revolving master trust issue “soft bullet” maturities representing a fractional interest in trusts whose assets consist of revolving credit card receivables. Auto and equipment lease and loan securitizations reference specific static asset pools whereby monthly payments of principal and interest are passed through directly to certificate holders typically in order of seniority. The ultimate performance of these securities is a function of both the creditworthiness of the borrowers as well as recovery obtained on collateral foreclosed upon by the respective trust(s). Rate reduction bonds represent a secured interest in future rate recovery on stranded utility assets that may result from, for example, storm damages or environmental costs. Typically these costs are recouped over time from a broad rate payer base. The performance of these securities would depend primarily upon a continuance of sufficient rate base to repay the notes in the specified time frame and a stable regulatory environment.

Mortgage Dollar Rolls. Some of the Underlying Funds may enter into mortgage “dollar rolls” in which the Underlying Fund sells securities for delivery in the current month and simultaneously contracts with a counterparty to repurchase either similar or substantially identical securities on a specified future date. To be considered “substantially identical,” the securities returned to an Underlying Fund generally must: (1) be collateralized by the same types of underlying mortgages; (2) be issued by the same agency and be part of the same program; (3) have the same original stated maturity; (4) have identical net coupon rates; (5) have identical form and type so as to provide the same risks and rights; and (6) satisfy “good delivery” requirements, meaning that the aggregate principal amounts of the securities delivered and received back must be within 2.5% of the initial amount delivered. The Underlying Fund loses the right to receive principal and interest paid on the securities sold. However, the Underlying Fund would benefit to the extent of any price received for the securities sold and the lower forward price for the future purchase (often referred to as the “drop”) plus the interest earned on the short-term investment awaiting the settlement date of the forward purchase. Unless such benefits exceed the income and gain or loss due to mortgage repayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Underlying Fund compared with what such performance would have been without the use of mortgage dollar rolls. The Underlying Fund will hold and maintain in a segregated account until the settlement date cash or liquid assets in an amount equal to the forward purchase price. The benefits derived from the use of mortgage dollar rolls may depend upon Advisors’ ability to predict correctly mortgage prepayments and interest rates. There is no assurance that mortgage dollar rolls can be successfully employed. In connection with mortgage dollar roll transactions, a Fund could receive securities with investment characteristics that are different than those originally sold by the Fund, which may adversely affect the sensitivity of the Fund to changes in interest rates.

Securities Lending. Subject to the Underlying Funds’ fundamental investment policies relating to loans of portfolio securities set forth above, each Fund and Underlying Fund may lend its securities to brokers and dealers that are not affiliated with Teachers Insurance and Annuity Association of America ("TIAA"), are registered with the SEC and are members of the Financial Industry Regulatory Authority (“FINRA”), and also to certain other financial institutions. All loans will be fully collateralized. In connection with the lending of its securities, an Underlying Fund will receive as collateral cash, securities issued or guaranteed by the U.S. Government (e.g., Treasury securities), or other collateral permitted by applicable law, which at all times while the loan is outstanding will be maintained in amounts equal to at least 102% of the current market value of the outstanding loaned securities for U.S. equities and fixed-income assets and 105% for non-U.S equities, or such lesser percentage as may be permitted by the SEC (including a decline in the value of the collateral)(not to fall below 100% of the market value of the loaned securities not including a decline in the value of the collateral), as reviewed daily. Cash collateral received by an Underlying Fund will generally be invested in high-quality short-term instruments, or in one or more funds maintained by the securities lending agent for the purpose of investing cash collateral. During the term of the loan, an Underlying Fund will continue to have investment risks with respect to the securities being loaned, as well as risk with respect to the investment of the cash collateral, and the Underlying Fund may lose money as a result of the investment of such collateral. In addition, an Underlying Fund could suffer loss if the loan terminates and the Underlying Fund is forced to liquidate investments at a loss in order to return the cash collateral to the borrower.

By lending its securities, an Underlying Fund will receive amounts equal to the interest or dividends paid on the securities loaned and, in addition, will expect to receive a portion of the income generated by the short-term investment of cash received as collateral or, alternatively, where securities or letter of credit are used as collateral, a lending fee paid directly to the Fund by the borrower of the securities. Under certain circumstances, a portion of the lending fee may be paid or rebated to the borrower by the Fund. Such loans will be terminable by the Underlying Fund at any time and will not be made to affiliates of TIAA. An Underlying Fund may terminate a loan of securities in order to regain record ownership of, and to exercise beneficial rights related to, the loaned securities, including, but not necessarily limited to, voting or subscription rights, and Advisors may, in the exercise of its fiduciary duties, terminate a loan in the event that a vote of holders of those securities is required on a material matter. An Underlying Fund may pay reasonable fees to persons unaffiliated with the Underlying Fund for services, for arranging

14     Statement of Additional Information  ■  TIAA-CREF Funds  ■  Funds-of-Funds

such loans, or for acting as securities lending agent (each an “Agent”). Loans of securities will be made only to firms deemed creditworthy. In lending its securities, an Underlying Fund bears the market risk with respect to the investment of collateral and the risk the Agent may default on its contractual obligations to the Underlying Fund. An Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Underlying Fund if at the time of a default by a borrower some or all of the loaned securities have not been returned.

Repurchase Agreements. Repurchase agreements are one of several short-term vehicles the Underlying Funds can use to manage cash balances effectively. In a repurchase agreement, the Underlying Funds buys an underlying debt instrument on the condition that the seller agrees to buy it back at a fixed price and time (usually no more than a week and never more than a year). Repurchase agreements have the characteristics of loans, and will be fully collateralized (either with physical securities or evidence of book entry transfer to the account of the custodian bank) at all times. During the term of the repurchase agreement, the Underlying Fund entering into the agreement retains the security subject to the repurchase agreement as collateral securing the seller’s repurchase obligation, continually monitors the market value of the security subject to the agreement, and requires the Underlying Fund’s seller to deposit with the Underlying Fund additional collateral equal to any amount by which the market value of the security subject to the repurchase agreement falls below the resale amount provided under the repurchase agreement. Each Underlying Fund will enter into repurchase agreements only with member banks of the Federal Reserve System, or with primary dealers in U.S. Government securities or their wholly owned subsidiaries whose creditworthiness has been reviewed and found satisfactory by Advisors and who have, therefore, been determined to present minimal credit risk.

Securities underlying repurchase agreements will be limited to certificates of deposit, commercial paper, bankers’ acceptances, or obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, in which the Underlying Fund entering into the agreement may otherwise invest.

If a seller of a repurchase agreement defaults and does not repurchase the security subject to the agreement, the Underlying Fund entering into the agreement would look to the collateral underlying the seller’s repurchase agreement, including the securities subject to the repurchase agreement, for satisfaction of the seller’s obligation to the Underlying Fund. In such event, the Underlying Fund might incur disposition costs in liquidating the collateral and might suffer a loss if the value of the collateral declines. In addition, if bankruptcy proceedings are instituted against a seller of a repurchase agreement, realization upon the collateral may be delayed or limited.

Swap Transactions. Each Underlying Fund (other than the Money Market Fund) may, to the extent permitted by the applicable regulatory authorities, enter into privately negotiated “swap” transactions with other financial institutions in order to take advantage of investment opportunities generally not available in public markets. In general, these transactions involve “swapping” a return based on certain securities, instruments, or financial indices with another party, such as a commercial bank, in exchange for a return based on different securities, instruments, or financial indices. The Global Natural Resources Fund may also engage in swaps based on natural resources or other commodities.

By entering into a swap transaction, an Underlying Fund may be able to protect the value of a portion of its portfolio against declines in market value. Each Underlying Fund may also enter into swap transactions to facilitate implementation of allocation strategies between different market segments or countries or to take advantage of market opportunities that may arise from time to time. An Underlying Fund may be able to enhance its overall performance if the return offered by the other party to the swap transaction exceeds the return swapped by the Underlying Fund. However, there can be no assurance that the return an Underlying Fund receives from the counterparty to the swap transaction will exceed the return it swaps to that party.

While the Underlying Funds will only enter into swap transactions with counterparties considered creditworthy (and will monitor the creditworthiness of parties with which they enter into swap transactions), a risk inherent in swap transactions is that the other party to the transaction may default on its obligations under the swap agreement. In times of general market turmoil, the creditworthiness of even large, well-established counterparties may decline rapidly. If the other party to the swap transaction defaults on its obligations, the Underlying Fund entering into the agreement would be limited to the agreement’s contractual remedies. There can be no assurance that an Underlying Fund will succeed when pursuing its contractual remedies. To minimize an Underlying Fund’s exposure in the event of default, it will usually enter into swap transactions on a net basis (i.e., the parties to the transaction will net the payments payable to each other before such payments are made). When an Underlying Fund enters into swap transactions on a net basis, the net amount of the excess, if any, of the Underlying Fund’s obligations over its entitlements with respect to each such swap agreement will be accrued on a daily basis and an amount of liquid assets having an aggregate market value at least equal to the accrued excess will be segregated by the Underlying Fund’s custodian. To the extent an Underlying Fund enters into swap transactions other than on a net basis, the amount segregated will be the full amount of the Underlying Fund’s obligations, if any, with respect to each such swap agreement, accrued on a daily basis. See “Segregated Accounts,” below.

In addition to other swap transactions certain Underlying Funds (including the Enhanced International Equity Index Fund) may purchase and sell Contracts for Difference (“CFDs”). A CFD is a form of equity swap in which its value is based on the fluctuating value of some underlying asset (e.g., shares of a particular stock or a stock index). A CFD is a contract between two parties, buyer and seller, stipulating that the seller will pay to the buyer the difference between the nominal value of the underlying stock at the opening of the contract and the stock’s value at the close of the contract. The size of the contract and

TIAA-CREF Funds  ■  Funds-of-Funds  ■  Statement of Additional Information     15

the contract’s expiration date are typically negotiated by the parties to the CFD transaction. CFDs enable an Underlying Fund to take short or long positions on an underlying stock and thus potentially capture gains on movements in the share prices of the stock without the need to own the underlying stock.

By entering into a CFD transaction, an Underlying Fund could incur losses because it would face many of the same types of risks as owning the underlying equity security directly. For example, an Underlying Fund might buy a short position in a CFD and the contract value at the close of the transaction may be greater than the contract value at the opening of the transaction. This may be due to, among other factors, an increase in the market value of the underlying equity security. In such a situation, the Underlying Fund would have to pay the difference in value of the contract to the seller of the CFD. As with other types of swap transactions, CFDs also carry counterparty risk, i.e., the risk that the counterparty to the CFD transaction may be unable or unwilling to make payments or to otherwise honor its financial obligations under the terms of the contract. If the counterparty were to do so, the value of the contract, and of the Underlying Fund’s shares, may be reduced.

Entry into a CFD transaction may, in certain circumstances, require the payment of an initial margin and adverse market movements against the underlying stock may require the buyer to make additional margin payments.

Certain Underlying Funds may also invest in credit default swaps (“CDS”). CDS are contracts in which the buyer makes a payment or series of payments to the seller in exchange for a payment if the reference security or asset (e.g., a bond or an index) undergoes a “credit event” (e.g., a default). CDS share many risks common to other types of swaps and derivatives, including credit risk, counterparty risk and market risk.

Swap agreements may be considered illiquid by the SEC staff and subject to the limitations on illiquid investments. See “Illiquid Investments” above.

To the extent that there is an imperfect correlation between the return on an Underlying Fund’s obligation to its counterparty under the swap and the return on related assets in its portfolio, the swap transaction may increase the Underlying Fund’s financial risk. No Underlying Fund will enter into a swap transaction that is inconsistent with its investment objective, policies and strategies. It is not the intention of any Underlying Fund to engage in swap transactions in a speculative manner, but rather primarily to hedge or manage the risks associated with assets held in, or to facilitate the implementation of portfolio strategies of purchasing and selling assets for, the Underlying Fund.

Segregated Accounts. In connection with when-issued securities, firm commitments, swap transactions and certain other transactions in which an Underlying Fund incurs an obligation to make payments in the future, the Underlying Fund involved may be required to segregate assets with its custodian bank or within its portfolio in amounts sufficient to settle the transaction. To the extent required, such segregated assets will consist of liquid assets, including equity or other securities, or other instruments such as cash, U.S. Government securities or other obligations as may be permitted by law.

Investment Companies. Subject to certain exceptions and limitations, each Underlying Fund may invest up to 5% of its assets in any single investment company and up to 10% of its assets in all other investment companies in the aggregate. However, no Underlying Fund can hold more than 3% of the total outstanding voting stock of any single investment company. These restrictions would not apply to any Fund that the Trust introduces in the future that invests substantially all of its assets in the securities of other funds of the Trust. When a Fund invests in another investment company, it bears a proportionate share of expenses charged by the investment company in which it invests.

Note that any Fund or Underlying Fund that serves as an underlying fund investment for an affiliated fund of funds (like the Lifecycle Funds, the Lifecycle Index Funds, the Lifestyle Funds and the Managed Allocation Fund) pursuant to Section 12(d)(1)(G) of the 1940 Act has a policy not to, in turn, rely on Sections 12(d)(1)(F) or (G) to invest in other affiliated or unaffiliated funds beyond the limits of Sections 12(d)(1)(A) or (B).

Exchange-Traded Funds. Additionally, the Funds or an Underlying Fund may invest in other investment companies, which may include exchange-traded funds (“ETFs”), for cash management, investment exposure or defensive purposes. ETFs generally seek to track the performance of an equity, fixed-income or balanced index by holding in its portfolio either the contents of the index or a representative sample of the securities in the index. Some ETFs, however, select securities consistent with the ETF’s investment objectives and policies without reference to the composition of an index. Typically, a Fund or an Underlying Fund would purchase ETF shares to obtain exposure to all or a portion of the stock or bond market. An investment in an ETF generally presents the same primary risks as an investment in a conventional stock, bond or balanced mutual fund (i.e., one that is not exchange-traded) that has the same investment objective, strategies, and policies. The price of an ETF can fluctuate within a wide range, and a Fund or an Underlying Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs are subject to the following risks that do not apply to conventional mutual funds: (1) the market price of the ETF’s shares may trade at a discount or premium to their net asset value; (2) an active trading market for an ETF’s shares may not develop or be maintained; or (3) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally. Most ETFs are investment companies. As with other investment companies, when a Fund or an Underlying Fund invests in an ETF, it will bear certain investor expenses charged by the ETF. Generally, a Fund or an Underlying Fund will treat an investment in an ETF as an investment in the type of security or index to which the ETF is attempting to provide investment exposure. For example, an investment in an ETF that

16     Statement of Additional Information  ■  TIAA-CREF Funds  ■  Funds-of-Funds

attempts to provide the return of the equity securities represented in the Russell 3000®Index will be considered as an equity investment by the Fund or Underlying Fund.

Exchange-Traded Notes (“ETNs”) and Equity-Linked Notes (“ELNs”). A Fund or an Underlying Fund may purchase shares of ETNs or ELNs. ETNs and ELNs are fixed-income securities with principal and/or interest payments (or other payments) linked to the performance of referenced currencies, interest rates, commodities, indices or other financial indicators (each, a “Reference”), or linked to the performance of a specified investment strategy (such as an options or currency trading program). ETNs are traded on an exchange, while ELNs are not. Often, ETNs and ELNs are structured as uncollateralized medium-term notes. Typically, a Fund or an Underlying Fund would purchase ETNs or ELNs to obtain exposure to all or a portion of the financial markets or specific investment strategies. Because ETNs and ELNs are structured as fixed-income securities, they are generally subject to the risks of fixed-income securities, including (among other risks) the risk of default by the issuer of the ETN or ELN. The price of an ETN or ELN can fluctuate within a wide range, and a Fund or an Underlying Fund could lose money investing in an ETN or ELN if the value of the Reference or the performance of the specified investment strategy goes down. In addition, ETNs and ELNs are subject to the following risks that do not apply to most fixed-income securities: (1) the market price of the ETNs or ELNs may trade at a discount to the market price of the Reference or the performance of the specified investment strategy; (2) an active trading market for ETNs or ELNs may not develop or be maintained; or (3) trading of ETNs may be halted if the listing exchange’s officials deem such action appropriate, the ETNs are de-listed from the exchange or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

When a Fund or an Underlying Fund invests in an ETN or ELN, it will bear certain investor expenses charged by these products. While ETNs and ELNs are structured as fixed-income obligations, rather than as investment companies, they generally provide exposure to a specified market sector or index like ETFs, but are also subject to the general risks of fixed-income securities, including risk of default by their issuers.

Generally, a Fund or an Underlying Fund will treat an investment in an ETN or ELN as an investment in the type of security or index to which the ETN or ELN is attempting to provide investment exposure. For example, an investment in an ELN that attempts to provide the return of the equity securities represented in the Russell 3000®Index will be considered as an equity investment by a Fund or an Underlying Fund, and not a fixed-income investment.

Borrowing. Each Fund may generate cash by borrowing money from banks (no more than 33 1/3% of the market value of its assets at the time of borrowing), rather than through the sale of portfolio securities, when such borrowing appears more attractive for the Fund. Each Fund may also borrow money from other sources temporarily (no more than 5% of the total market value of its assets at the time of borrowing), when, for example, the Fund needs to meet liquidity requirements caused by greater than anticipated redemptions. See “Fundamental Policies” above.

Currency transactions

The value of an Underlying Fund’s assets (other than the Money Market Fund) as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Underlying Fund may incur costs in connection with conversions between various currencies. To minimize the impact of such factors on net asset values, the Underlying Funds (other than the Money Market Fund) may engage in foreign currency transactions in connection with their investments in foreign securities. The Underlying Funds will not speculate in foreign currency, and will enter into foreign currency transactions only to “hedge” the currency risk associated with investing in foreign securities. Although such transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also may limit any potential gain that might result should the value of such currency increase.

The Underlying Funds will conduct their currency exchange transactions either on a spot (i.e., cash) basis at the rate prevailing in the currency exchange market, or through forward contracts to purchase or sell foreign currencies. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into with large commercial banks or other currency traders that are participants in the interbank market.

By entering into a forward contract for the purchase or sale of foreign currency involved in an underlying security transaction, an Underlying Fund is able to protect itself against possible loss between trade and settlement dates for that purchase or sale resulting from an adverse change in the relationship between the U.S. dollar and such foreign currency. This practice is sometimes referred to as “transaction hedging.” In addition, when it appears that a particular foreign currency may suffer a substantial decline against the U.S. dollar, an Underlying Fund may enter into a forward contract to sell an amount of foreign currency approximating the value of some or all of its portfolio securities denominated in such foreign currency. This practice is sometimes referred to as “portfolio hedging.” Similarly, when it appears that the U.S. dollar may suffer a substantial decline against a foreign currency, an Underlying Fund may enter into a forward contract to buy that foreign currency for a fixed dollar amount.

The Underlying Funds (other than the Money Market Fund) may also hedge their foreign currency exchange rate risk by engaging in currency financial futures, options and “cross-hedge” transactions. In “cross-hedge” transactions, a Fund holding

TIAA-CREF Funds  ■  Funds-of-Funds  ■  Statement of Additional Information     17

securities denominated in one foreign currency will enter into a forward currency contract to buy or sell a different foreign currency (one that generally tracks the currency being hedged with regard to price movements). Such cross-hedges are expected to help protect an Underlying Fund against an increase or decrease in the value of the U.S. dollar against certain foreign currencies.

The Underlying Funds (other than the Money Market Fund) may hold a portion of their respective assets in bank deposits denominated in foreign currencies, so as to facilitate investment in foreign securities as well as protect against currency fluctuations and the need to convert such assets into U.S. dollars (thereby also reducing transaction costs). To the extent these monies are converted back into U.S. dollars, the value of the assets so maintained will be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations.

The forecasting of short-term currency market movement is extremely difficult and whether a short-term hedging strategy will be successful is highly uncertain. Moreover, it is impossible to correctly forecast with absolute precision the market value of portfolio securities at the expiration of a foreign currency forward contract. Accordingly, an Underlying Fund may be required to buy or sell additional currency on the spot market (and bear the expense of such transaction) if Advisors’ predictions regarding the movement of foreign currency or securities markets prove inaccurate. In addition, the use of cross-hedging transactions may involve special risks, and may leave an Underlying Fund in a less advantageous position than if such a hedge had not been established. Because foreign currency forward contracts are privately negotiated transactions, there can be no assurance that an Underlying Fund will have flexibility to roll-over the foreign currency forward contract upon its expiration if it desires to do so. Additionally, there can be no assurance that the other party to the contract will perform its obligations thereunder.

There is no express limitation on the percentage of an Underlying Fund’s assets that may be committed to foreign currency exchange contracts. An Underlying Fund will not enter into foreign currency forward contracts or maintain a net exposure in such contracts when that Underlying Fund would be obligated to deliver an amount of foreign currency in excess of the value of that Fund’s portfolio securities or other assets denominated in that currency or, in the case of a cross-hedge transaction, denominated in a currency or currencies that Advisors believes will correlate closely to the currency’s price movements. The Underlying Funds generally will not enter into forward contracts with terms longer than one year.

Natural resources investments

Certain Funds may invest in the Global Natural Resources Fund. The Global Natural Resources Fund primarily invests in securities of issuers engaged in the ownership, development, exploration, production, distribution or processing of natural resources, as well as in securities of companies that are suppliers to firms producing natural resources, in instruments with economic characteristics similar to natural resources securities or in direct holdings of natural resources. The Global Natural Resources Fund generally defines “natural resources” as energy, metals, agriculture and other commodities, as well as related products and services. During periods of financial or economic instability, the securities of natural resources companies may be subject to extreme price fluctuations, reflecting the high volatility of natural resources’ prices. In addition, the instability of the price of particular natural resources may result in volatile earnings of natural resources issuers, which could lead to volatility in their financial condition and in the value of their securities. Additionally, due to the close connection between natural resources and where they are located, securities of natural resources issuers may be particularly affected by events occurring in the countries or regions where such natural resources are found. This is heightened with respect to natural resources that are scarce or that are predominantly located in particular areas. Please see the section above entitled “Foreign Investments” for more information on investing in both emerging and developed foreign markets.

The value of direct investments in natural resources or commodities by the Global Natural Resources Fund may involve different risks than investing in companies that deal in the same natural resources or commodities. Items such as precious metals may be particularly sensitive to monetary, economic and political policies, such as currency devaluations, inflation, trade imbalances, defaults and trade or currency restrictions. However, such direct holdings may be less subject to other factors, such as regional instability or issuer risk, since such direct holdings usually are no longer tied to a specific area of the world or company. Direct investment in natural resources can also present concerns and expenses related to the delivery, storage, protection and maintenance of such resources, such investments may potentially be more illiquid than investments in securities and there may be more difficulty determining their market value.

Subchapter M of the Code states that a corporation will not qualify as a regulated investment company unless, among other things, 90% of its gross income is derived from dividends, interest, and gains from the sale of securities (typically referred to as “qualifying income”). For purposes of this test, income received from direct investments in natural resources, or derivatives based on commodities, is not “qualifying income” and, therefore, may not exceed 10% of the Global Natural Resources Fund’s gross income for its taxable year. This tax requirement could cause the Global Natural Resources Fund to hold or sell such investments or other securities when it would not otherwise do so.

Real estate securities

As described more fully in the Prospectuses, certain Funds may invest in the Real Estate Securities Fund. The Real Estate Securities Fund will invest primarily in the equity and fixed-income securities of companies that are principally engaged in or

18     Statement of Additional Information  ■  TIAA-CREF Funds  ■  Funds-of-Funds

related to the real estate industry, including those that own significant real estate assets, such as real estate investment trusts (“REITs”). Certain other Underlying Funds may also invest in REITs and other real estate-related securities. An issuer is principally “engaged in” or principally “related to” the real estate industry if at least 50% of its total assets, gross income, or net profits are attributable to ownership, construction, management or sale of residential, commercial or industrial real estate, or to products or services related to the real estate industry. Issuers engaged in the real estate industry include equity REITs (which directly own real estate), mortgage REITs (which make short-term construction or real estate development loans or invest in long-term mortgages or mortgage pools), real estate brokers and developers, homebuilders, companies that manage real estate, and companies that own substantial amounts of real estate. Businesses related to the real estate industry include manufacturers and distributors of building supplies and financial institutions that make or service mortgage loans.

The Real Estate Securities Fund generally invests in common stocks, but may also, without limitation, invest in preferred stock, convertible securities, rights and warrants, and debt securities of issuers that are principally engaged in or related to the real estate industry, as well as publicly traded limited partnerships that are principally engaged in or related to the real estate industry. In addition to these securities, the Real Estate Securities Fund may invest up to 20% of its total assets in equity and debt securities of issuers that are not principally engaged in or related to the real estate industry, including debt securities and convertible preferred stock and convertible debt securities rated less than Baa by Moody’s or BBB by S&P. If held by the Real Estate Securities Fund in significant amounts, such lower-rated debt securities would increase financial risk and income volatility. The Real Estate Securities Fund may make investments or engage in investment practices that involve special risks, which include convertible securities, “when-issued” securities, securities issued on a delayed-delivery basis, options on securities and securities indices, financial futures contracts and options thereon, restricted securities, illiquid investments, repurchase agreements, structured or indexed securities and lending portfolio securities.

Investments in the securities of companies that own, construct, manage or sell residential, commercial or industrial real estate will be subject to all of the risks associated with the ownership of real estate. These risks include: declines in the value of real estate, negative changes in the climate for real estate, risks related to general and local economic conditions, overbuilding and increased competition, decreases in property revenues, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants, leveraging of interests in real estate, increases in prevailing interest rates, and costs resulting from the cleanup of environmental problems.

REITs will generally not be liable for federal corporate income taxes as long as they continue to distribute no less than 100% of their taxable income, and meet certain Code requirements. To maintain REIT status, a REIT must distribute at least 90% of its taxable income each year and satisfy certain asset diversification and income tests.

In addition to the risks discussed above, equity REITs may be affected by changes in the value of the underlying property of the trusts, while mortgage REITs may be affected by changes in the quality of any credit extended. Both equity and mortgage REITs are dependent upon management skill and may not be diversified themselves. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for the special tax treatment discussed above, or failing to meet other applicable regulatory requirements. Finally, certain REITs may be self-liquidating in that a specific term of existence is provided for in their trust document. In acquiring the securities of REITs, an Underlying Fund runs the risk that it will sell them at an inopportune time.

Foreign investments

As described more fully in the Prospectuses and the prospectuses for the Underlying Funds, certain of the Underlying Funds (but especially the International Equity Fund, Emerging Markets Equity Fund, International Equity Index Fund, Emerging Markets Equity Index Fund, Global Natural Resources Fund, Enhanced International Equity Index Fund, International Opportunities Fund, Emerging Markets Debt Fund and Social Choice International Equity Fund) may invest in foreign securities, including those in emerging markets. In addition to the general risk factors discussed in the Prospectuses and below, there are a number of country or region-specific risks and other considerations that may adversely affect these investments. These are also discussed in the Underlying Funds’ Statement of Additional Information. Many of the risks are more pronounced for investments in emerging market countries, as described below.

General. Since foreign companies may not be subject to accounting, auditing or financial reporting practices, disclosure and other requirements comparable to those applicable to U.S. companies, there may be less publicly available information about a foreign company than about a U.S. company, and it may be difficult to interpret the information that is available. There may be difficulties in obtaining or enforcing judgments against foreign issuers and it also is often more difficult to keep currently informed of corporate actions which affect the prices of portfolio securities. In certain countries, there is less government supervision and regulation of stock exchanges, brokers and listed companies than in the United States. Volume and liquidity in most foreign markets are less than in the United States, and securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Notwithstanding the fact that each Underlying Fund generally intends to acquire the securities of foreign issuers only where there are public trading markets, investments by a Fund in the securities of foreign issuers may tend to increase the risks with respect to the liquidity of the Fund’s portfolio and the Fund’s ability to meet

TIAA-CREF Funds  ■  Funds-of-Funds  ■  Statement of Additional Information     19

a large number of shareholder redemption requests should there be economic or political turmoil in a country in which the Fund has a substantial portion of its assets invested or should relations between the United States and foreign countries deteriorate markedly. Securities may trade at price/earnings multiples higher than comparable U.S. securities and such levels may not be sustainable. Fixed commissions on some foreign securities exchanges are higher than negotiated commissions on U.S. exchanges, although the Funds and Underlying Funds endeavor to achieve most favorable net results on their portfolio transactions.

Foreign markets have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct these transactions. Settlement practices for transactions in foreign markets may differ from those in the U.S. markets. Such differences include delays beyond periods customary in the United States and practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of “failed settlement.” The inability of an Underlying Fund to make intended security purchases due to settlement problems could cause the Underlying Fund to miss attractive investment opportunities. Losses to the Underlying Fund due to subsequent declines in the value of portfolio securities, or liabilities arising out of the Underlying Fund’s inability to fulfill a contract to sell these securities, could result from failed settlements. In addition, evidence of securities ownership may be uncertain in many foreign countries. As a result, there is a risk that an Underlying Fund’s trade details could be incorrectly or fraudulently entered at the time of the transaction, resulting in a loss to the Underlying Fund.

With respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect the Underlying Fund’s investments in those countries. The economies of some countries differ unfavorably from the U.S. economy in such respects as growth of national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position. In addition, the internal politics of some foreign countries are not as stable as in the United States. Governments in certain foreign countries continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could have a significant effect on market prices of securities and payment of dividends. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by protective trade barriers and economic conditions of their trading partners. The enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

Terrorism and related geopolitical risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Investment and Repatriation Restrictions. Foreign investment in the securities markets of certain foreign countries is restricted or controlled to varying degrees. These restrictions limit and, at times, preclude investment in certain of such countries (especially countries in emerging markets) and increase the cost and expenses of Underlying Funds investing in them. These restrictions may take the form of prior governmental approval, limits on the amount or type of securities held by foreigners, and limits on the types of companies in which foreigners may invest. Additional or different restrictions may be imposed at any time by these or other countries in which the Funds invest. In addition, the repatriation (i.e., remitting back to the United States) of both investment income and capital from several foreign countries is restricted and controlled under certain regulations, including in some cases the need for certain government consents. The Underlying Funds could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for repatriation.

Taxes. The dividends and interest payable on certain of the Underlying Funds’ foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to the Underlying Funds’ shareholders, including the Funds.

Emerging Market Securities. An “emerging market security” is a security that is principally traded on a securities exchange of an emerging market or that is issued by an issuer that is located or has primary operations in an emerging market. Note that the Emerging Markets Equity Fund and Emerging Markets Equity Index Fund primarily invest in emerging market securities, but other Underlying Funds may invest in emerging market securities as well.

Emerging Markets. Investments in companies domiciled in emerging market countries may be subject to potentially higher risks than investments in companies in developed countries. The term “emerging market” describes any country or market that is generally considered to be emerging or developing by major organizations in the international financial community, such as the World Bank and the International Finance Corporation, or by financial industry analysts like MSCI, Inc., which compiles the MSCI Emerging Markets Index, and J.P. Morgan Chase & Co., which compiles several fixed-income emerging markets benchmarks; or other countries or markets with similar emerging characteristics. Emerging markets can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe. Notwithstanding the foregoing, the fixed-income portfolio management team generally views Israel as an emerging market.

Risks of investing in emerging markets and emerging market securities include: (i) less social, political and economic stability; (ii) the smaller size of the markets for these securities and the currently low or nonexistent volume of trading that results in a lack of liquidity and in greater price volatility; (iii) the lack of publicly available information, including reports of payments of dividends or interest on outstanding securities; (iv) certain national policies that may restrict an Underlying Fund’s investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (v)

20     Statement of Additional Information  ■  TIAA-CREF Funds  ■  Funds-of-Funds

local taxation; (vi) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vii) the absence until recently, in certain countries, of a capital structure or market-oriented economy; (viii) the possibility that recent favorable economic developments in certain countries may be slowed or reversed by unanticipated political or social events in these countries; (ix) restrictions that may make it difficult or impossible for the Underlying Fund to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts; (x) the risk of uninsured loss due to lost, stolen, or counterfeit stock certificates; (xi) possible losses through the holding of securities in domestic and foreign custodial banks and depositories; (xii) heightened opportunities for governmental corruption; (xiii) large amounts of foreign debt to finance basic governmental duties that could lead to restructuring or default; and (xiv) heavy reliance on exports that may be severely affected by global economic downturns.

In addition, some countries in which the Underlying Funds may invest have experienced substantial, and in some periods, extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain countries. Further, the economies of emerging market countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

Investment in Canada. The United States is Canada’s largest trading partner, and developments in economic policy do have a significant impact on the Canadian economy. The expanding economic and financial integration of the United States, Canada, and Mexico through the NAFTA Agreement has made, and will likely continue to make, the Canadian economy and securities market more sensitive to North American trade patterns. Growth in developing nations overseas will likely change the composition of Canada’s trade and foreign investment composition in the near future. The Canadian economy suffered from a recession due to the recent global economic crisis. The Canadian economy has shown signs of recovery from this recession, but there can be no assurance that such recovery will be sustained. The relative strength of the Canadian dollar against the U.S. dollar from time to time may negatively affect Canada’s exporting industries. Decreasing imports from Asian and European Union producers, new or changing trade regulations, changes in exchange rates or a recession of the Chinese or European Union economies may have an adverse impact on the economy of Canada.

Canada’s parliamentary system of government is, in general, stable. However, one of the provinces, Quebec, does have a “separatist” party whose objective is to achieve sovereignty and increased self-governing legal and financial powers. Canada is a major producer of commodities such as forest products, metals, agricultural products, and energy related products like oil, gas, and hydroelectricity. Accordingly, changes in the supply and demand of such commodity resources, both domestically and internationally, can have a significant effect on Canadian market performance.

Investment in Europe. The European Union (EU) is an intergovernmental and supranational union of certain European countries, known as member states. A key activity of the EU is the establishment and administration of a common single market, consisting of, among other things, a single currency and a common trade policy. The most widely used currency in the EU (and the unit of currency of the European Economic and Monetary Union (EMU)) is the euro, which is in use in many of the member states. In addition to adopting a single currency, EMU member states generally no longer control their own monetary policies. Instead, the authority to direct monetary policy is exercised by the European Central Bank.

While economic and monetary convergence in the EU may offer new opportunities for those investing in the region, investors should be aware that the success of the EU is not wholly assured. Europe must grapple with a number of challenges, any one of which could threaten the survival of this monumental undertaking. Many disparate economies continue to adjust to a unified monetary system, the absence of exchange rate flexibility, and the loss of economic sovereignty. Europe’s economies are diverse, its governments are decentralized, and its cultures differ widely. As member states unify their economic and monetary policies, movements in European markets will lose the benefit of diversification within the region. Unemployment is historically high and could pose political risk. One or more member states might exit the union, placing the currency and banking system in jeopardy. Major issues currently facing the EU relate to its membership, structure, procedures and policies; they include the adoption, abandonment or adjustment of the new constitutional treaty, the EU’s enlargement to the south and east, and resolving the EU’s problematic fiscal and democratic accountability. Efforts of the member states to continue to unify their economic and monetary policies may increase the potential for similarities in the movements of European markets and reduce the benefit of diversification within the region. Any or all of these challenges may affect the value of an Underlying Fund’s investments economically tied to the EU.

The EU has been extending its influence to the south and east. For former “Iron Curtain” countries, membership serves as a strong political impetus to employ tight fiscal and monetary policies. Nevertheless, several entrants in recent years are former Soviet satellites that remain burdened to various extents by the inherited inefficiencies of centrally planned economies similar to that which existed under the old Soviet Union.

In addition, certain countries in the EU have had to accept assistance from supra-governmental agencies such as the International Monetary Fund and the European Financial Service Facility. The European Central Bank has also intervened to purchase eurozone debt in order to seek to stabilize markets and reduce borrowing costs. Responses to these financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may

TIAA-CREF Funds  ■  Funds-of-Funds  ■  Statement of Additional Information     21

result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world.

The EU has the largest economy in the world according to data compiled by the International Monetary Fund, and is expected to grow further over the next decade as more countries join. However, the EU’s economic growth has been below that of the United States most years since 1990, and the economic performance of certain of its key members is a matter of serious concern to policy makers. Although economic conditions vary among EU member states, there is continued concern about national level support for the euro and the accompanying coordination of fiscal and wage policy of EU member states. In addition, in recent years most EU members have suffered severe economic declines as part of the worldwide economic downturn. These declines have led to fiscal crises for the governments of certain members including Portugal, Ireland, Italy, Greece and Spain. Some nations required external assistance to meet their obligations, and all of these countries run the risk of default on their debt, possible bail-out by the rest of the EU or debt restructuring, which may require creditors to bear losses. These events have adversely affected the exchange rate of the euro and may continue to significantly affect every country in Europe, including countries that do not use the euro. In addition, it is possible that the euro could be abandoned in the future by EU countries that have already adopted its use, and the effects of such an abandonment or a country’s forced expulsion from the euro on that country, on the EMU, and on global markets are impossible to predict and could be negative. The exit of any country out of the euro would likely have a significant destabilizing effect on all eurozone countries and their economies and a negative effect on the global economy as a whole. In addition, under these circumstances, it may be difficult to value investments denominated in euros or in a replacement currency.

Investment in Eastern Europe. Investing in the securities of Eastern European issuers involves risks not usually associated with investing in the more developed markets of Western Europe. Changes occurring in Eastern Europe today could have long-term potential consequences. These changes could result in rising standards of living, lower manufacturing costs, growing consumer spending and substantial economic growth.

Recent political and economic reforms do not eliminate the possibility of a return to centrally planned economies and state-owned industries. Investments in Eastern European countries may involve risks of nationalization, expropriation and confiscatory taxation. In many of the countries of Eastern Europe, there is no stock exchange or formal market for securities. Such countries may also have government exchange controls, currencies with no recognizable market value relative to the established currencies of western market economies, little or no experience in trading in securities, no accounting or financial reporting standards, a lack of a banking and securities infrastructure to handle such trading and a legal tradition which does not recognize rights in private property. In addition, Eastern European markets are particularly sensitive to social, political, economic, and currency events in Russia and may suffer heavy losses as a result of their trading and investment links to the Russian economy and currency. Russia also may attempt to assert its influence in the region through economic or even military measures, as it did with Georgia in the summer of 2008.

Investment in Russia. Along with the general risks of investing in emerging markets, investing in the Russian market is subject to significant risks due to the underdeveloped state of Russia’s banking system and its settlement, clearing and securities registration processes. In addition, there is a heightened risk of political corruption and weak and variable government oversight. Due to these risks, Advisors has determined not to purchase Russian securities directly through the Russian market. Instead, an Underlying Fund’s exposure to Russian securities will be obtained through investments in depositary receipts (see section on these below for more detail).

As a result of recent events involving Ukraine and the Russian Federation, the United States and the European Union have imposed economic sanctions on certain Russian individuals and Russian financial institutions. The United States or the European Union could also institute broader sanctions on Russia. These sanctions, or even the threat of further sanctions, may result in the decline of the value and liquidity of Russian securities, a weakening of the ruble or other adverse consequences to the Russian economy. These sanctions could also result in the immediate freeze of Russian securities, impairing the market for depositary receipts tied to such securities. Sanctions could also result in Russia taking counter measures or retaliatory actions which may further impair the value and liquidity of depositary receipts tied to Russian securities.

Investment in Latin America. The political history of certain Latin American countries has been characterized by political, economic and social instability, intervention by the military in civilian and economic spheres, and political corruption. For investors, this has meant additional risk caused by periods of regional conflict, political corruption, totalitarianism, protectionist measures, nationalizations, hyperinflation, debt crises, sudden and large currency devaluation, and military intervention. However, there have been changes in this regard, particularly in the past decade. Democracy is beginning to become well established in some countries. A move to a more mature and accountable political environment is well under way. Domestic economies have been deregulated, privatization of state-owned companies has progressed, and foreign trade restrictions have been relaxed. Nonetheless, to the extent that events such as those listed above that increase the risk of investment in this region continue in the future, they could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers, and result in significant disruption in securities markets. Economies of most Latin American countries are highly dependent on commodity exports and, for certain countries, oil exports. Fluctuations in commodity and oil prices and

22     Statement of Additional Information  ■  TIAA-CREF Funds  ■  Funds-of-Funds

currency rates can therefore have a pronounced effect on Latin American countries’ economies. The recent global economic crisis weakened demand for commodities and oil, which has led to recession or economic difficulties in these countries. Certain Latin American countries recently have shown signs of recovery, but there can be no assurance that such recovery will be sustained.

Most Latin American countries have experienced, at one time or another, severe and persistent levels of inflation, including in some cases, hyperinflation. This has, in turn, led to high interest rates, extreme measures by governments to keep inflation in check, and a generally debilitating effect on economic growth. Although inflation in many countries has lessened, there is no guarantee it will remain at lower levels.

Certain Latin American countries may experience sudden and large adjustments in their currency which, in turn, can have a disruptive and negative effect on foreign investors. Certain Latin American countries may impose restrictions on the free conversion of their currency into foreign currencies, including the U.S. dollar. There is only a small but growing foreign exchange market for many currencies and it would, as a result, be difficult for the Underlying Funds to engage in foreign currency transactions designed to protect the value of the Underlying Funds’ interests in securities denominated in such currencies.

Almost all of the region’s economies have become highly dependent upon foreign credit and loans from external sources to fuel their state-sponsored economic plans. Government plans for modernization have exhausted these resources with little benefit accruing to the economy and most countries have been forced to restructure their loans or risk default on their debt obligations. In addition, interest on the debt is subject to market conditions and may reach levels that would impair economic activity and create a difficult and costly environment for borrowers. Accordingly, these governments may be forced to reschedule or freeze their debt repayment, which could negatively affect the market for Latin American securities. Latin American economies that depend on foreign credit and loans could fall into recession in the event of a financial crisis because of tighter international credit supplies.

Investment in Japan. Government-industry cooperation, a strong work ethic, mastery of high technology, emphasis on education, and a comparatively small defense allocation helped Japan advance with extraordinary speed to become one of the largest economic powers along with the United States and the EU. Despite its impressive history, investors face special risks when investing in Japan.

The growth of Japan’s economy has recently lagged that of its Asian neighbors and other major developed countries. Since the early 2000s, Japan’s economic growth rate has remained relatively low and may remain low in the future. The Japanese economy is heavily reliant on international trade and has been adversely affected by trade tariffs, other protectionist measures, competition from emerging economies, and the economic conditions of its trading partners. Japan is also heavily dependent on oil imports, and higher commodity prices could therefore have a negative impact on the Japanese economy. Although Japan has recently worked to reduce its dependence on oil by encouraging energy conservation and the use of alternative fuels, there is no guarantee that this trend will continue. The yen has had a history of unpredictable and volatile movements against the U.S. dollar; a weakening yen hurts U.S. investors holding yen-denominated securities. The Japanese stock market has also experienced wild swings in value over time and has often been considered significantly overvalued.

Beginning in the late 1990s, the nation’s financial institutions were successfully overhauled under the strong leadership of the government. The successful financial sector reform coincided with a Japanese economic recovery, which had set the stage for a comparatively brighter outlook for Japanese companies. However, Japan has an aging workforce and has experienced a significant population decline in recent years. Japan’s labor market appears to be undergoing fundamental structural changes, as a labor market traditionally accustomed to lifetime employment adjusts to meet the need for increased labor mobility, which may affect Japan’s economic competitiveness.

Japan is more susceptible to natural disasters such as earthquakes and tsunamis, and an Underlying Fund’s investment in Japan may be more likely to be affected by such events than its investments in other geographic regions.

Investment in Asia Other Than Japan. The political history of some Asian countries has been characterized by political uncertainty, intervention by the military in civilian and economic spheres, and political corruption. Such developments, if they continue to occur, could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers and result in significant disruption in securities markets. The economies of many countries in the region are heavily dependent on international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners, principally, the United States, Japan, China and the EU. The recent global economic crisis spread to the region, significantly lowering its exports and inflows of foreign investment, which are driving forces of its economic growth. In addition, the economic crisis also significantly affected consumer confidence and local stock markets. The economies of many countries in the region have recently shown signs of recovery from the crisis, but there can be no assurance that such recovery will be sustained.

Certain Asian countries may have managed currencies which are maintained at artificial levels to the U.S. dollar rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors. Certain Asian countries also may restrict the free conversion of their currency into foreign currencies, including the U.S. dollar. There is no significant foreign exchange market for

TIAA-CREF Funds  ■  Funds-of-Funds  ■  Statement of Additional Information     23

certain currencies and it would, as a result, be difficult for the Underlying Funds to engage in foreign currency transactions designed to protect the value of the Underlying Funds’ interests in securities denominated in such currencies.

In addition to the risks of investing in developing markets, the developing market Asian countries in which the Underlying Funds may invest or have exposure are subject to certain additional or specific risks. In many of these markets, there is a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries. Many of these markets also may be affected by developments with respect to more established markets in the region. Brokers in developing market Asian countries typically are fewer in number and less well capitalized than brokers in the United States. These factors may result in fewer investment opportunities for an Underlying Fund and may have an adverse impact on the investment performance of an Underlying Fund.

A number of Asian companies are highly dependent on foreign loans for their operation which could impose strict repayment term schedules and require significant economic and financial restructuring.

Natural disasters, such as droughts, floods, and tsunamis have affected Asian countries in the past, and the economies of Asian countries may be affected by such environmental events in the future. An Underlying Fund’s investment in or exposure to Asian countries is, therefore, subject to the risk of such events.

Depositary Receipts. The Underlying Equity Funds and the Real Estate Securities Fund can invest in American, European and Global Depositary Receipts (“ADRs,” “EDRs” and “GDRs,” respectively). They are alternatives to the purchase of the underlying securities in their national markets and currencies. Although their prices are quoted in U.S. dollars, they do not eliminate all the risks of foreign investing.

ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a foreign correspondent bank. To the extent that an Underlying Fund acquires ADRs through banks which do not have a contractual relationship with the foreign issuer of the security underlying the ADR to issue and service such ADRs, there may be an increased possibility that the Underlying Fund would not become aware of, and be able to respond to, corporate actions such as stock splits or rights offerings involving the foreign issuer in a timely manner. In addition, the lack of information may result in inefficiencies in the valuation of such instruments. However, by investing in ADRs rather than directly in the stock of foreign issuers, an Underlying Fund will avoid currency risks during the settlement period for either purchases or sales. In general, there is a large, liquid market in the United States for ADRs quoted on a national securities exchange or the national market system, including the NASDAQ Stock Market, Inc. (“NASDAQ”). The information available for ADRs is subject to the accounting auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject.

EDRs and GDRs are receipts evidencing an arrangement with a non-U.S. bank similar to that for ADRs and are designed for use in non-U.S. securities markets. EDRs and GDRs are not necessarily quoted in the same currency as the underlying security.

Other Investment Techniques and Opportunities. The Underlying Funds may take certain actions with respect to merger proposals, tender offers, conversion of equity-related securities and other investment opportunities with the objective of enhancing the portfolio’s overall return, regardless of how these actions may affect the weight of the particular securities in the Underlying Funds’ portfolios.

In the future, upon approval by the Board of Trustees, a portion of each Fund may invest in certain annuity or other contracts issued by TIAA or in real estate or other real asset pools, to the extent that it is determined that they are appropriate in light of the Funds’ desired levels of risk and potential return at the particular time, and provided that the Funds have received the necessary exemptive relief from the SEC.

Industry Concentration. Currently, none of the Funds or the Underlying Funds, other than the Real Estate Securities Fund and Global Natural Resources Fund, will concentrate more than 25% of its total assets in any one industry. While the Funds will not concentrate their investments in a particular industry, the Funds may indirectly concentrate in a particular industry or group of industries through their investments in one or more Underlying Funds. Currently, no Underlying Fund, other than the Real Estate Securities Fund and Global Natural Resources Fund, concentrates 25% or more of its total assets in any one industry.

Special Risks Related to Cyber Security. With the increased use of technologies such as the Internet to conduct business, the Funds, the Underlying Funds and their service providers (including, but not limited to, the Funds’ and Underlying Funds' custodian, transfer agent and financial intermediaries) are susceptible to cyber security risks. In general, cyber security attacks can result from infection by computer viruses or other malicious software or from deliberate actions or unintentional events, including gaining unauthorized access through “hacking” or other means to digital systems, networks, or devices that are used to service the Funds’ and Underlying Funds' operations in order to misappropriate assets or sensitive information, corrupt data, or cause operational disruption. Cyber security attacks can also be carried out in a manner that does not require gaining unauthorized access, including by carrying out a “denial-of-service” attack on a Fund or Underlying Fund or its service providers’ websites. In addition, authorized persons could inadvertently or intentionally release confidential or proprietary information stored on the Trust’s, a Fund’s or an Underlying Fund’s systems.

24     Statement of Additional Information  ■  TIAA-CREF Funds  ■  Funds-of-Funds

Cyber security failures by Advisors, other service providers, or the issuers of the portfolio securities in which a Fund or Underlying Fund invests have the ability to result in disruptions to and impacts on business operations. Such disruptions or impacts may result in financial losses, interference with the Funds’ or Underlying Funds' ability to calculate their NAV, barriers to trading, Fund or Underlying Fund shareholders’ inability to transact business with a Fund or an Underlying Fund, violations of applicable federal and state privacy or other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. The Funds and Underlying Funds may incur additional, incremental costs to prevent and mitigate the risks of cyber security attacks or incidents in the future. The Funds, Underlying Funds and their shareholders could be negatively impacted by such attacks or incidents. Although Advisors has established business continuity plans and risk-based processes and controls to address such cyber security risks, there are inherent limitations in such plans and systems in part due to the evolving nature of technology and cyber security attack tactics. As a result, it is possible that the Funds, Underlying Funds, Advisors or a Fund’s or Underlying Fund's service providers will not be able to adequately identify or prepare for all cyber security attacks. In addition, the Funds and Underlying Funds cannot directly control the cyber security plans or systems implemented by their service providers.

Liquidation of Funds. The Board of Trustees may determine to close and/or liquidate a Fund at any time, which may have adverse tax consequences to shareholders. In the event of the liquidation of a Fund or Underlying Fund, shareholders will receive a liquidating distribution in cash or in-kind equal to their proportionate interest in the Fund or Underlying Fund. A liquidating distribution may be a taxable event to shareholders, resulting in a gain or loss for tax purposes, depending upon a shareholder’s basis in his or her shares of the Fund or Underlying Fund. A shareholder of a liquidating Fund or Underlying Fund will not be entitled to any refund or reimbursement of expenses borne, directly or indirectly, by the shareholder (such as shareholder account fees (if any) or fund operating expenses), and a shareholder may receive an amount in liquidation less than the shareholder’s original investment.

Portfolio Turnover. Generally, the transactions in which an Underlying Fund engages are reflected in the Fund's and Underlying Fund's respective portfolio turnover rate (although the Money Market Fund does not have a portfolio turnover rate). The rate of portfolio turnover is calculated by dividing the lesser of the amount of purchases or sales of portfolio securities during the fiscal year by the monthly average of the value of the Fund's or the Underlying Fund’s portfolio securities (excluding from the computation all securities, including options, with maturities at the time of acquisition of one year or less). A high rate of portfolio turnover for an Underlying Fund generally involves correspondingly greater brokerage commission expenses, which must be borne directly by the Fund or the Underlying Fund and ultimately by the Fund's and/or the Underlying Fund’s shareholders. However, because portfolio turnover is not a limiting factor in determining whether or not to sell portfolio securities, a particular investment may be sold at any time, if investment judgment or account operations make a sale advisable. As a result, each Fund will purchase and sell the principal portion of its portfolio securities (i.e., shares of the Underlying Funds) by dealing directly with the issuer (the Underlying Funds), and the Funds will not incur any brokerage commissions on most of their portfolio trades.

For the fiscal year ended May 31, 2015, the portfolio turnover rates of some of the Funds significantly changed from portfolio turnover rates in 2014 as a result of a variety of factors:

The Lifecycle Index 2045 Fund’s portfolio turnover rate decreased to 5% for 2015 as compared to 13% for 2014. The decrease in portfolio turnover was primarily a result of a reduced need to use ETFs to keep the Fund fully invested. This reduced need to use ETFs was partly a function of the Fund’s growing asset base.

The Lifecycle Index 2050 Fund’s portfolio turnover rate decreased to 5% for 2015 as compared to 20% for 2014. The decrease in portfolio turnover was primarily a result of a reduced need to use ETFs to keep the Fund fully invested. This reduced need to use ETFs was partly a function of the Fund’s growing asset base.

The Lifecycle Index 2055 Fund’s portfolio turnover rate decreased to 9% for 2015 as compared to 25% for 2014. The decrease in portfolio turnover was primarily a result of a reduced need to use ETFs to keep the Fund fully invested. This reduced need to use ETFs was partly a function of the Fund’s growing asset base.

None of the other Funds described in this SAI experienced a significant change in its portfolio turnover rate during the fiscal year ended May 31, 2015 relative to the same period in 2014.

Disclosure of portfolio holdings

The Board has adopted policies and procedures reasonably designed to prevent selective disclosure of each Fund’s portfolio holdings to third parties, other than disclosures of Fund portfolio holdings that are consistent with the best interests of Fund shareholders. Fund portfolio holdings disclosure refers to sharing of positional information at the security or investment level either in dollars, shares, or as a percentage of the Fund’s market value. As a general rule, except as described below, the Trust and Advisors will not disclose a Fund’s portfolio holdings to third parties, except as of the end of a calendar month, and no earlier than the 20th day following month-end. The Trust and Advisors may disclose a Fund’s portfolio holdings to all third parties who request it after that period.

TIAA-CREF Funds  ■  Funds-of-Funds  ■  Statement of Additional Information     25

With respect to the Money Market Fund, the Fund posts on its website (www.tiaa-cref.org) the Fund’s portfolio holdings as of the last business day of each calendar month within five business days after the end of such month. Such postings will remain accessible on the Fund’s website for at least six calendar months.

The Trust and Advisors may disclose a Fund’s portfolio holdings to third parties outside the time restrictions described above as follows:

• The ten largest portfolio holdings of any Fund and all holdings of any fund of funds may be disclosed to third parties ten days after the end of the calendar month. Individual securities outside of the top ten that were materially positive or negative detractors to Fund performance may also be distributed in broadly disseminated portfolio commentaries beginning ten days after the end of the calendar month.

• Fund portfolio holdings in any particular security can be made available to stock exchanges, regulators or issuers, in each case subject to approval of the Trust’s or Advisors’ Chief Compliance Officer or an attorney employed by Advisors holding the title of Managing Director and General Counsel or above.

• Fund portfolio holdings can be made available to rating and ranking organizations (e.g., Morningstar) subject to a written confidentiality agreement between the recipient and Advisors that includes provisions restricting trading on the information provided.

• Fund portfolio holdings can be made available to any other third party, as long as the recipient has a legitimate business need for the information and the disclosure of Fund portfolio holdings information to that third party is:

• approved by an individual holding the title of Funds Treasurer, Chief Investment Officer, Executive Vice President or above; and

• approved by an individual holding the title of Managing Director and General Counsel or above; and

• reported to the Trust’s and the Advisors’ Chief Compliance Officer; and

• subject to a written confidentiality agreement between the recipient and Advisors under which the third party agrees not to trade on the information provided.

• As may be required by law or by the rules or regulations of the SEC or by the laws or regulations of a foreign jurisdiction in which the Fund invests.

On an annual basis, the respective Boards of Trustees of the Trust and of Advisors receive a report on compliance with these portfolio holdings disclosure procedures, as well as a current copy of the procedures for their review and approval and will identify any potential conflicts between Advisors’ interests and those of Fund shareholders in connection with these disclosures.

Currently, the Funds have ongoing arrangements to disclose, in accordance with the time restrictions and other provisions of the Funds’ portfolio holdings disclosure policy, the portfolio holdings of the Funds to the following recipients: Lipper, Inc., a Reuters Company; Morningstar, Inc.; Mellon Analytical Solutions; S&P; The Thomson Corporation; Command Financial Press; the Investment Company Institute; R.R. Donnelley; Bloomberg Finance, L.P.; Data Explorers Limited; eA Data Automation Services LLC; Markit on Demand; Objectiva Software (d/b/a Nu:Pitch); CoreOne Technologies; Cabot Research, LLC; Glass, Lewis & Co., LLC; Brown Brothers Harriman & Co.; Fidelity Information Services, LLC; and the lenders under the Funds’ credit facility (Deutsche Bank AG New York Branch, JPMorgan Chase Bank, N.A., Citibank, N.A., State Street and Trust Company, Bank of America, N.A., Barclays Bank PLC, Credit Suisse AG, Cayman Islands Branch, Goldman Sachs Bank USA, Morgan Stanley Bank, N.A., HSBC Bank USA, National Association, The Royal Bank of Scotland plc, The Bank of New York Mellon, The Northern Trust Company, U.S. Bank National Association and BMO Harris Financing, Inc.). The Funds’ portfolio holdings are also disclosed on TIAA-CREF’s corporate website at www.tiaa-cref.org. Certain of these entities receive portfolio holdings information prior to 20 days after the end of the most recent calendar month. No compensation was received by the Funds, Advisors or their affiliates as part of these arrangements to disclose portfolio holdings of the Funds.

In addition, occasionally the Trust and Advisors disclose to certain broker-dealers a Fund’s portfolio holdings, in whole or in part, in order to assist the portfolio managers when they are determining the Fund’s portfolio management and trading strategies. These disclosures are done in accordance with the Funds’ portfolio holdings disclosure policy and are covered by confidentiality agreements. Disclosures of portfolio holdings information will be made to the Funds’ independent registered public accounting firm in connection with the preparation of public filings. Disclosure of portfolio holdings information, including current portfolio holdings information, may be made to counsel to the Funds or counsel to the Funds’ independent trustees in connection with periodic meetings of the Board of Trustees and otherwise from time to time in connection with the Funds’ operations. Also, State Street Bank and Trust Company, as the Funds’ custodian, fund accounting agent and securities lending agent, receives a variety of confidential information (including portfolio holdings) in order to process, account for and safe keep the Funds’ assets.

The entities to which the Funds voluntarily disclose portfolio holdings information are required, either by explicit agreement or by virtue of their respective duties to the Funds, to maintain the confidentiality of the information disclosed. There can be no

26     Statement of Additional Information  ■  TIAA-CREF Funds  ■  Funds-of-Funds

assurance that the Funds’ policies and procedures regarding selective disclosure of the Funds’ holdings will protect the Funds from potential misuse of that information by individuals or entities to which it is disclosed.

The Funds send summaries of their portfolio holdings to shareholders semiannually as part of the Funds’ annual and semiannual reports. Full portfolio holdings are also filed with the SEC and can be accessed from the SEC’s website at www.sec.gov approximately 60 days after the end of each quarter (through Forms N-CSR and N-Q) and five business days after the end of each month for the Money Market Fund (through Form N-MFP). You can request more frequent portfolio holdings information, subject to the Funds’ policy as stated above, by writing to the Funds at TIAA-CREF Funds, P.O. Box 4674, New York, NY 10164.

In addition, Advisors has adopted a policy regarding distribution of portfolio attribution analyses and related data and commentary (“Portfolio Data”). This policy permits Advisors and/or Teachers Personal Investors Services, Inc. (“TPIS”), a broker-dealer affiliated with Advisors, to provide oral or written information about the Funds, including, but not limited to, how each Fund’s investments are divided among: various sectors; industries; countries; value and growth stocks; small-, mid- and large-cap stocks; and various asset classes such as stocks, bonds, currencies and cash; as well as types of bonds, bond maturities, bond coupons and bond credit quality ratings. Portfolio Data may also include information on how these various weightings and factors contributed to Fund performance including the attribution of a Fund’s return by asset class, sector, industry and country. Portfolio Data may also include various financial characteristics of a Fund or its underlying portfolio securities, including, but not limited to, alpha, beta, R-squared, duration, maturity, information ratio, Sharpe ratio, earnings growth, pay-out ratio, price/book value, projected earnings growth, return on equity, standard deviation, tracking error, weighted average quality, market capitalization, percent debt to equity, price to cash flow, dividend yield or growth, default rate, portfolio turnover and risk and style characteristics.

Portfolio Data may be based on a Fund’s most recent quarter-end portfolio, month-end portfolio or some other interim period. Portfolio Data may be provided to members of the press, participants in the Fund, persons considering investing in the Fund, or representatives of such participants or potential participants, such as consultants, financial intermediaries, fiduciaries of a 401(k) plan or a trust and their advisers and rating and ranking organizations. While Advisors and/or TPIS will provide Portfolio Data to persons upon appropriate request, the content and nature of the information provided to any person or category of persons may differ. Please contact TIAA-CREF for information about obtaining Portfolio Data. Advisors and/or TPIS may restrict access to any or all Portfolio Data in its sole discretion, including, but not limited to, if Advisors and/or TPIS believes the release of such Portfolio Data may be harmful to the Fund.

Management of the Trust

The Board of Trustees

The Trust is governed by its Board, which oversees the Trust’s business and affairs. The Board delegates the day-to-day management of the Funds to Advisors and the officers of the Trust (see below).

Board leadership structure and related matters

The Board is composed of ten trustees (the "Trustees"), all of whom are independent or disinterested, which means that they are not “interested persons” of the Funds as defined in Section 2(a)(19) of the 1940 Act (independent Trustees). One of the independent Trustees, Howell E. Jackson, serves as the Chairman of the Board. The Chairman’s responsibilities include: coordinating with management in the preparation of the agenda for each meeting of the Board; presiding at all meetings of the Board; and serving as a liaison with other Trustees, the Trust’s officers and other management personnel, and counsel to the independent Trustees. The Chairman performs such other duties as the Board may from time to time determine. The Principal Executive Officer of the Trust does not serve on the Board.

The Board meets periodically to review, among other matters, the Funds’ activities, contractual arrangements with companies that provide services to the Funds and the performance of the Funds’ investment portfolios. The Board holds regularly scheduled in-person meetings and regularly scheduled meetings by telephone each year and may hold special meetings, as needed, either in person or by telephone, to address matters arising between regular meetings. During a portion of each regularly scheduled in-person meeting and, as the Board may determine, at its other meetings, the Board meets without management present.

The Board has established a committee structure that includes (i) six standing committees, each composed solely of independent Trustees and chaired by an independent Trustee, and (ii) one non-standing committee (which, when constituted, shall be composed solely of independent Trustees and chaired by an independent Trustee), both as described below. The Board, with the assistance of its Nominating and Governance Committee, periodically evaluates its structure and composition as well as various aspects of its operations. The Board believes that its leadership and operating structure, which includes its committees and having an independent Trustee in the position of Chairman of the Board and of each committee, provides for independent oversight of management and is appropriate for the Trust in light of, among other factors, the asset size and

TIAA-CREF Funds  ■  Funds-of-Funds  ■  Statement of Additional Information     27

nature of the Trust and the Funds, the number of portfolios overseen by the Board, the number of other funds overseen by the Trustees as the trustees of other investment companies in the TIAA-CREF Fund Complex, the arrangements for the conduct of the Funds’ operations, the number of Trustees, and the Board’s responsibilities.

The Trust is part of the TIAA-CREF Fund Complex, which is composed of the 65 funds within the Trust (including the TIAA-CREF Lifecycle Funds, TIAA-CREF Lifecycle Index Funds, TIAA-CREF Lifestyle Funds and the Managed Allocation Fund), the 11 funds within TCLF, the 8 Accounts within CREF and the single portfolio within VA-1. The same persons who constitute the Board also constitute, and Prof. Jackson also serves as the Chairman of, the respective boards of trustees of CREF and TCLF and the Management Committee of VA-1.

Qualifications of Trustees

The Board believes that each of the Trustees is qualified to serve as a Trustee of the Trust based on a review of the experience, qualifications, attributes or skills of each Trustee. The Board bases this view on its consideration of a variety of criteria, no single one of which is controlling. Generally, the Board looks for: character and integrity; ability to review critically, evaluate, question and discuss information provided and exercise effective business judgment in protecting shareholder interests; and willingness and ability to commit the time necessary to perform the duties of trustee. Each Trustee’s ability to perform his or her duties effectively is evidenced by his or her experience in one or more of the following fields: management, consulting, and/or board experience in the investment management industry; academic positions in relevant fields; management, consulting, and/or board experience with public companies in other fields, non-profit entities or other organizations; educational background and professional training; and experience as a Trustee of the Trust and experience as a Trustee of the Trust and other funds in the TIAA-CREF Fund Complex.

Information indicating certain of the specific experience and relevant qualifications, attributes and skills of each Trustee relevant to the Board’s belief that the Trustee should serve in this capacity is provided in the table below. The table includes, for each Trustee, positions held with the Trust, length of office and time served, and principal occupations in the last five years. The table also includes the number of portfolios in the fund complex overseen by each Trustee and certain directorships held by each of them in the last five years.

Risk oversight

Day-to-day management of the various risks relating to the administration and operation of the Trust and the Funds is the responsibility of management, which includes professional risk management staff. The Board oversees this risk management function consistent with and as part of its oversight responsibility. The Board performs this risk management oversight directly and, as to certain matters, through its standing committees (which are described below) and, at times, through its use of ad hoc committees. The following provides an overview of the principal, but not all, aspects of the Board’s oversight of risk management for the Trust and the Funds. The Board recognizes that it is not possible to identify all of the risks that may affect the Trust and the Funds or to develop procedures or controls that eliminate the Trust’s and the Funds’ exposure to all of these risks.

In general, an Underlying Fund’s risks include, among others, market risk, credit risk, liquidity risk, valuation risk, operational risk, reputational risk, and regulatory compliance risk. The Board has adopted, and periodically reviews, policies and procedures designed to address these and other risks to the Trust and the Funds. In addition, under the general oversight of the Board, Advisors, the investment manager and administrator for each Fund, and other service providers to the Funds have themselves adopted a variety of policies, procedures and controls designed to address particular risks to the Funds. Different processes, procedures and controls are employed with respect to different types of risks.

The Board also oversees risk management for the Trust and the Funds through receipt and review by the Board or its committee(s) of regular and special reports, presentations and other information from officers of the Trust and other persons, including from the Chief Risk Officer or other senior risk management personnel for Advisors and its affiliates. Senior officers of the Trust, senior officers of Advisors and its affiliates (collectively, “TIAA-CREF”), and the Funds’ Chief Compliance Officer (“CCO”) regularly report to the Board and/or one or more of the Board’s standing committees on a range of matters, including those relating to risk management. The Board also regularly receives reports, presentations and other information from Advisors with respect to the investments and securities trading of the Funds. At least annually, the Board receives a report from the Funds’ CCO regarding the effectiveness of the Funds’ compliance program. Also, on an annual basis, the Board receives reports, presentations and other information from TIAA-CREF in connection with the Board’s consideration of the renewal of each of the Trust’s investment management agreements with Advisors and the Trust's distribution plans under Rule 12b-1 under the 1940 Act.

Officers of the Trust and of TIAA-CREF also report regularly to the Audit and Compliance Committee on the Trust’s internal controls over financial reporting and accounting and financial reporting policies and practices. The Funds’ CCO reports regularly to the Audit and Compliance Committee on compliance matters, and the TIAA-CREF Chief Auditor reports regularly to the Audit and Compliance Committee regarding internal audit matters. In addition, the Audit and Compliance Committee receives regular reports from the Trust’s independent registered public accounting firm on internal control and financial reporting matters.

28     Statement of Additional Information  ■  TIAA-CREF Funds  ■  Funds-of-Funds

The Operations Committee receives regular reports, presentations and other information from Trust officers and from Fund management personnel regarding valuation and other operational matters. In addition to regular reports, presentations and other information from Advisors and other TIAA-CREF personnel, the Operations Committee receives reports, presentations and other information regarding other service providers to the Trust, either directly or through the Trust’s officers, other TIAA-CREF personnel or the Funds’ CCO, on a periodic or regular basis.

The Investment Committee regularly receives reports, presentations and other information from Advisors with respect to the investments, securities trading and other portfolio management aspects of the Funds.

The Corporate Governance and Social Responsibility Committee regularly receives reports, presentations, and other information from Advisors regarding the voting of proxies of the Funds’ portfolio companies.

The Nominating and Governance Committee routinely monitors various aspects of the Board's structure and oversight activities, including reviewing matters such as the workload of the Board, the balance of responsibilities delegated among the Board's committees and the relevant skill sets of Board members. On an annual basis, the Nominating and Governance Committee reviews the independent status of each Trustee under the 1940 Act and the independent status of counsel to the independent Trustees.

TIAA-CREF Funds  ■  Funds-of-Funds  ■  Statement of Additional Information     29

Disinterested Trustees

Name, address and year of birth (“YOB”)	Position(s) held with registrant	Term of office and length of time served	Principal occupation(s) during past 5 years and other relevant experience and qualifications	Number of portfolios in fund complex overseen	Other directorships held

Forrest Berkley c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1954	Trustee	Indefinite term. Trustee since 2006.	Retired Partner (since 2006), Partner (1990–2005) and Head of Global Product Management (2003–2005), GMO (formerly, Grantham, Mayo, Van Otterloo & Co.) (investment management), and member of asset allocation portfolio management team, GMO (2003–2005). Mr. Berkley has particular experience in investment management, global operations and finance, as well as experience with non-profit organizations and foundations.	85

Director, The Maine Coast Heritage Trust; Investment Committee Member, Maine Community Foundation, and the Elmina B. Sewall Foundation; Trustee, Maine Chapter of The Nature Conservancy; Former Director and member of the Investment Committee of the Boston Athenaeum; Former Director of GMO and the Appalachian Mountain Club.

Nancy A. Eckl c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Trustee	Indefinite term. Trustee since 2007.	Vice President (1990–2006), American Beacon Advisors, Inc. and of certain funds advised by American Beacon Advisors, Inc. Ms. Eckl has particular experience in investment management, mutual funds, pension plan management, finance, accounting and operations. Ms. Eckl is designated as an audit committee financial expert and is licensed as a certified public accountant in the State of Texas.	85

Independent Director, The Lazard Funds, Inc., Lazard Retirement Series, Inc., Lazard Global Total Return and Income Fund, Inc. and Lazard World Dividend & Income Fund, Inc.; Independent Trustee, Lazard Alternative Emerging Markets 1099 Fund.

Michael A. Forrester c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1967	Trustee	Indefinite term. Trustee since 2007.	Chief Executive Officer (since 2014), Chief Operating Officer, Copper Rock Capital Partners, LLC (2007–2014). Chief Operating Officer, DDJ Capital Management (2003–2006). Mr. Forrester has particular experience in investment management, institutional marketing and product development, operations management, alternative investments and experience with non-profit organizations.	85	Director, Copper Rock Capital Partners, LLC (investment adviser).

Howell E. Jackson c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1954	Trustee	Indefinite term. Chairman for term ending December 31, 2015. Trustee since 2005. Chairman since January 1, 2013.	James S. Reid, Jr. Professor of Law (since 2004), Senior Advisor to President and Provost (2010–2012), Acting Dean (2009), Vice Dean for Budget (2003–2006), and on the faculty (since 1989) of Harvard Law School. Prof. Jackson has particular experience in law, including the federal securities laws, consumer protection, finance, pensions and social security, and organizational management and education.	85	Director, D2D Fund.

Nancy L. Jacob c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1943	Trustee	Indefinite term. Trustee since 1999.	Principal, NL Jacob Consultant (economic and business consultant) (since 2012). President and Founder (2006–2012) of NLJ Advisors, Inc. (investment adviser). President and Managing Principal, Windermere Investment Associates (1997–2006). Dr. Jacob has particular experience in education, finance, economics, private wealth management and related services.	85	None

30     Statement of Additional Information  ■  TIAA-CREF Funds  ■  Funds-of-Funds

Name, address and year of birth (“YOB”)	Position(s) held with registrant	Term of office and length of time served	Principal occupation(s) during past 5 years and other relevant experience and qualifications	Number of portfolios in fund complex overseen	Other directorships held
Thomas J. Kenny c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1963	Trustee	Indefinite term. Trustee since 2011.	Partner (2004–2010) and Managing Director (1999–2010), Goldman Sachs Asset Management. Mr. Kenny has particular experience in investment management of mutual funds and alternative investments, finance, and operations management, as well as experience on nonprofit boards.	85

Director, Aflac Insurance, Sansum Clinic and cielo24; Investment committee member, Cottage Health System; Member, University of California at Santa Barbara Arts and Lectures Advisory Council; Trustee and Chairman, Crane Country Day School. Former Member, United States Olympics Paralympics Advisory Committee. Former Investment committee member, College of Mount Saint Vincent.

Bridget A. Macaskill c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1948	Trustee	Indefinite term. Trustee since 2003.	Chief Executive Officer (since 2010), President (since 2009) and Chief Operating Officer (2009–2010) of First Eagle Investment Management, LLC. Principal, BAM Consulting, LLC (2003–2009). Independent Consultant for Merrill Lynch (2003–2009). Ms. Macaskill has particular experience in investment management, finance, marketing, global operations management and organizational development, as well as experience on educational and other non-profit boards.	85

Director, Arnhold and S. Bleichroeder Holdings; First Eagle Investment Management, LLC; Jupiter Fund Management, plc; American Legacy Foundation (Investment Committee); University of Edinburgh (Campaign Board); the North Shore Land Alliance; and Close Brothers Group plc. Former Director, Prudential plc; J Sainsbury plc; British-American Business Council; Scottish and Newcastle plc (brewer); Governor’s Committee on Scholastic Achievement; William T. Grant Foundation; and Federal National Mortgage Association (Fannie Mae).

James M. Poterba c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1958	Trustee	Indefinite term. Trustee since 2006.	President and Chief Executive Officer, National Bureau of Economic Research (“NBER”) (since 2008); Mitsui Professor of Economics, Massachusetts Institute of Technology (“MIT”) (since 1996); Affiliated Faculty Member of the Finance Group, Alfred P. Sloan School of Management (since 2014); Head (2006–2008) and Associate Head (1994–2000 and 2001–2006), Economics Department of MIT; and Program Director, NBER (1990–2008). Prof. Poterba has particular experience in education, economics, finance, tax, and organizational development.	85

Director, The Alfred P. Sloan Foundation and National Bureau of Economic Research; Member, Congressional Budget Office Panel of Economic Advisers. Former Director, The Jeffrey Company and the Jeflion Company (unregistered investment companies).

Maceo K. Sloan c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1949	Trustee	Indefinite term. Trustee since 1999.	Chairman, President and Chief Executive Officer, Sloan Financial Group, Inc. (since 1991); Chairman, Chief Executive Officer (since 1991) and Chief Investment Officer (1991–2013), NCM Capital Management Group, Inc.; Chairman, Chief Executive Officer (since 2003) and Chief Investment Officer (2003–2013), NCM Capital Advisers, Inc.; and Chairman, President and Principal Executive Officer, NCM Capital Investment Trust (2007–2012). Mr. Sloan has particular experience in investment management, finance and organizational development.	85

Director, SCANA Corporation (energy holding company). Former Director, M&F Bancorp, Inc. and NCM Capital Investment Trust. Former Member, Duke Children’s Hospital and Health Center National Board of Advisors.

TIAA-CREF Funds  ■  Funds-of-Funds  ■  Statement of Additional Information     31

Name, address and year of birth (“YOB”)	Position(s) held with registrant	Term of office and length of time served	Principal occupation(s) during past 5 years and other relevant experience and qualifications	Number of portfolios in fund complex overseen	Other directorships held
Laura T. Starks c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1950	Trustee	Indefinite term. Trustee since 2006.	Associate Dean for Research (since 2011), McCombs School of Business, University of Texas at Austin (“McCombs”), and Director, AIM Investment Center at McCombs (since 2000). The Charles E. and Sarah M. Seay Regents Chair in Finance (since 2002) and Professor, University of Texas at Austin (since 1987). Chairman, Department of Finance, University of Texas at Austin (2002–2011). Dr. Starks has particular experience in education, finance, mutual funds and retirement systems.	85

Member of the Board of Governors of the Investment Company Institute, the Governing Council of Independent Directors Council (an association for mutual fund directors), and Investment Advisory Committee, Employees Retirement System of Texas. Former Director/Trustee, USAA Mutual Funds.

Officers

The table below includes certain information about the officers of the Trust, including positions held with the Trust, length of office and time served, and principal occupations in the last five years.

32     Statement of Additional Information  ■  TIAA-CREF Funds  ■  Funds-of-Funds

Name, address and year of birth (“YOB”)	Position(s) held with registrant	Term of office and length of time served	Principal occupation(s) during past 5 years

Richard S. Biegen TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Chief Compliance Officer	One-year term. Vice President and Chief Compliance Officer since 2008.

Managing Director, Senior Compliance Officer of Teachers Insurance and Annuity Association of America (“TIAA”). Chief Compliance Officer of the College Retirement Equities Fund (“CREF”), TIAA Separate Account VA-1, TIAA-CREF Funds, and TIAA-CREF Life Funds (collectively, the “TIAA-CREF Fund Complex”).

Carol W. Deckbar TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Executive Vice President	One-year term. Executive Vice President since 2013.	Executive Vice President, Chief Executive Officer of TIAA-CREF Asset Management LLC ("TCAM") and Executive Vice President of the TIAA-CREF Fund Complex.

Phillip G. Goff TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1963	Principal Financial Officer, Principal Accounting Officer and Treasurer	One-year term. Principal Financial Officer, Principal Accounting Officer and Treasurer since 2007.

Senior Vice President, Corporate Controller of TIAA. Treasurer of CREF; Chief Financial Officer, Principal Accounting Officer and Treasurer of TIAA Separate Account VA-1; Principal Financial Officer, Principal Accounting Officer and Treasurer of the TIAA-CREF Funds and TIAA-CREF Life Funds.

Stephen Gruppo TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1959	Executive Vice President	One-year term. Executive Vice President since 2009.	Executive Vice President, Chief Risk Officer of TIAA. Executive Vice President of the TIAA-CREF Fund Complex.

Robert G. Leary TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1961	President and Principal Executive Officer	One-year term. President and Principal Executive Officer since 2013.

Executive Vice President and President of Asset Management of TIAA. Principal Executive Officer and Executive Vice President of CREF and VA-1. President and Principal Executive Officer of TIAA-CREF Funds and TIAA-CREF Life Funds. Prior to joining TIAA, Mr. Leary served as a Representative, Securities Research, Inc., President and Chief Operating Officer, U.S., ING Americas, Chief Executive Officer, ING Insurance US, and Chairman and Chief Executive Officer, ING Investment Management, Americas.

J. Keith Morgan TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1951	Executive Vice President	One-year term. Executive Vice President since 2015.

Executive Vice President and Chief Legal Officer of TIAA and Executive Vice President of the TIAA-CREF Fund Complex. Prior to joining TIAA, Mr. Morgan served Founder and Chief Executive Officer of Morris Lane Capital LLC (consultant), and as Senior Vice President and General Counsel of General Electric Capital Corporation.

Ronald R. Pressman TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1958	Executive Vice President	One-year term. Executive Vice President since 2012.

Executive Vice President and Chief Operating Officer of TIAA, and Executive Vice President of the TIAA-CREF Fund Complex. Prior to joining TIAA, Mr. Pressman served as President and Chief Executive Officer of General Electric Capital Real Estate.

Phillip T. Rollock TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Senior Managing Director and Corporate Secretary	One-year term. Senior Managing Director since 2013 and Corporate Secretary since 2012.	Senior Managing Director, Corporate Secretary of TIAA and the TIAA-CREF Fund Complex.

Otha T. Spriggs, III TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1951	Executive Vice President	One-year term. Executive Vice President since 2012.

Executive Vice President and Chief Human Resources Officer of TIAA and Executive Vice President of the TIAA-CREF Fund Complex. Prior to joining TIAA, Mr. Spriggs served as Senior Vice President of Human Resources, Boston Scientific; President of Integrated People Solutions; Senior Vice President, Human Resources and various human resources leadership roles, CIGNA Corp.

Edward D. Van Dolsen TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1958	Executive Vice President	One-year term. Executive Vice President since 2006.	Executive Vice President, President of Retirement and Individual Financial Services) of TIAA, and Executive Vice President of the TIAA-CREF Fund Complex.

Constance K. Weaver TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1952	Executive Vice President	One-year term. Executive Vice President since 2010.

Executive Vice President, Chief Marketing Officer of TIAA and Executive Vice President of the TIAA-CREF Fund Complex. Prior to joining TIAA, Ms. Weaver served as Senior Vice President, The Hartford Financial Services Group, Inc.

TIAA-CREF Funds  ■  Funds-of-Funds  ■  Statement of Additional Information     33

Equity ownership of the Trustees

The following chart includes information relating to equity securities that are beneficially owned by the Trustees of the Trust in the Funds and in the same “family of investment companies” as the Funds, as of December 31, 2014. At that time, the Funds’ family of investment companies included the Funds and all of the other then-existing series of the Trust, CREF, TCLF and VA-1, each a registered investment company.

Name of	Dollar range of equity securities in the registrant	Aggregate dollar range of equity securities in all registered investment companies overseen in family of investment companies

Forrest Berkley	None	Over $100,000

Nancy A. Eckl	None	Over $100,000
1

Michael A. Forrester	Lifecycle 2035 Fund: Over $100,000	Over $100,000

Howell E. Jackson	Lifecycle 2030 Fund: Over $100,000	Over $100,000
Lifecycle Index 2030 Fund: Over $100,000

Nancy L. Jacob	Lifecycle 2010 Fund: Over $100,000	Over $100,000
Lifecycle 2015 Fund: $10,001–50,000

Thomas J. Kenny	Lifecycle 2025 Fund: Over $100,000	Over $100,000
Lifecycle 2040 Fund: $50,001–100,000

Bridget A. Macaskill	None	Over $100,000

James M. Poterba	None	Over $100,000

Maceo K. Sloan	Lifecycle 2015 Fund: $50,001–100,000	Over $100,000

Laura T. Starks	Lifecycle 2015 Fund: $50,001–100,000	Over $100,000
Lifecycle 2020 Fund: $50,001–100,000
Lifecycle Index 2040 Fund: Over $100,000

The following tables show the compensation from the Trust and the TIAA-CREF Fund Complex received by each Trustee for the fiscal year ended May 31, 2015. The Trust’s officers received no compensation from the Trust during the fiscal year ended May 31, 2015. For purposes of this chart, the TIAA-CREF Fund Complex consists of: CREF, VA-1, TCLF and the Funds and all of the other then-existing series of the Trust, each a registered investment company.

	Name	Aggregate compensation from the registrant[1]	Long-term compensation accrued as part of registrant expenses[2]	Total compensation paid from TIAA-CREF Fund Complex[1]

	Forrest Berkley	$72,232.19	$19,435.33	$290,000.00
	Nancy A. Eckl	79,375.30	19,435.33	318,750.00
	Michael A. Forrester	80,928.15	19,435.33	325,000.00
	Howell E. Jackson	100,183.47	19,435.33	402,500.00
	Nancy L. Jacob	70,989.91	19,435.33	285,000.00
	Thomas J. Kenny	77,201.31	19,435.33	310,000.00
	Bridget A. Macaskill	82,791.57	19,435.33	332,500.00
	James M. Poterba	80,928.15	19,435.33	325,000.00
	Maceo K. Sloan	75,959.03	19,435.33	305,000.00
	Laura T. Starks	85,897.26	19,435.33	345,000.00
	Total:	806,486.34	194,353.28	3,238,750.00

[1]	Compensation figures include cash and amounts deferred under both the long-term compensation plan and optional deferred compensation plan described below.
[2]	Amounts deferred under the long-term compensation plan described below.

The Board has approved Trustee compensation at the following rates, effective since January 1, 2015: an annual retainer of $175,000; an annual long-term compensation contribution of $80,000; an annual committee chair fee of $20,000 ($30,000 for the chairs of the Operations Committee and Audit and Compliance Committee); an annual Board chair fee of $80,000; and an annual committee retainer of $20,000 ($25,000 for the Operations Committee and Audit and Compliance Committee). The chair and members of the Executive Committee and the Special Emergency Valuation Committee do not normally receive fees for service on those committees. The Trustees may also receive special or ad hoc Board or committee fees, or related chair fees, as determined by the Board. Trustee compensation reflects service to all of the investment companies within the TIAA-CREF Fund Complex and is prorated to those companies based upon assets under management. The level of compensation is evaluated regularly and is based on a study of compensation at comparable companies, the time and responsibilities required of the Trustees, and the need to attract and retain well-qualified Board members.

The TIAA-CREF Fund Complex has a long-term compensation plan for non-officer Trustees. Currently, under this unfunded deferred compensation plan, annual contributions equal to $80,000 are allocated to notional investments in TIAA-CREF

34     Statement of Additional Information  ■  TIAA-CREF Funds  ■  Funds-of-Funds

products (such as certain CREF annuities and/or certain Funds) selected by each Trustee. After the Trustee leaves the Board, benefits will be paid in a lump sum or in annual installments over 5, 10, 15 or 20 years, as requested by the Trustee. The Board may waive the mandatory retirement policy for the Trustees, which would delay the commencement of benefit payments until after the Trustee eventually retires from the Board. Pursuant to a separate deferred compensation plan, non-officer Trustees also have the option to defer payments of their basic retainer, additional retainers and/or meeting fees and allocate those amounts to notional investments in TIAA-CREF products (such as certain CREF annuities and/or certain Funds) selected by each Trustee. Benefits under that plan are also paid in a lump sum or annual installments over 5, 10, 15 or 20 years, as requested by the Trustee. The compensation table above does not reflect any payments under the long-term compensation plan.

The Trust has adopted a mandatory retirement policy for its Board of Trustees. Under this policy, Trustees shall cease to be members of the Board and resign their positions effective as of no later than the completion of the last scheduled in-person meeting of the Board while such person is 72 years of age. Such requirement may be waived with respect to one or more Trustees for reasonable time periods upon the unanimous approval and at the sole discretion of the Board of Trustees, and the Trustees eligible for the waiver are not permitted to vote on such proposal regarding their waiver.

Board Committees

The Board of Trustees has appointed the following standing committees, each with specific responsibilities for aspects of the Trust's operations:

(1)  An Audit and Compliance Committee, consisting solely of independent Trustees, which assists the Board in fulfilling its oversight responsibilities relating to financial reporting, internal controls over financial reporting and certain compliance matters. The Audit and Compliance Committee is charged with approving and/or recommending for Board approval the appointment, compensation and retention (or termination) of the Funds’ independent registered public accounting firm. During the fiscal year ended May 31, 2015, the Audit and Compliance Committee held seven meetings. The current members of the Audit and Compliance Committee are Ms. Eckl (chair), Mr. Forrester, Prof. Jackson, Prof. Poterba and Mr. Sloan. Ms. Eckl has been designated as an “audit committee financial expert” as defined by the rules of the SEC

(2)  An Investment Committee, consisting solely of independent Trustees, which assists the Board in fulfilling its oversight responsibilities for the Trust’s investments. During the fiscal year ended May 31, 2015, the Investment Committee held six meetings. The current members of the Investment Committee are Mr. Kenny (chair), Mr. Berkley, Ms. Eckl, Mr. Forrester, Dr. Jacob, Prof. Jackson, Ms. Macaskill, Prof. Poterba, Mr. Sloan and Dr. Starks.

(3) A Corporate Governance and Social Responsibility Committee, consisting solely of independent Trustees, which assists the Board in fulfilling its oversight responsibilities for corporate social responsibility and corporate governance issues, including the voting of proxies of portfolio companies of the Trust. During the fiscal year ended May 31, 2015, the Corporate Governance and Social Responsibility Committee held five meetings. The current members of the Corporate Governance and Social Responsibility Committee are Prof. Poterba (chair), Mr. Forrester, Prof. Jackson and Dr. Starks.

(4) An Executive Committee, consisting solely of independent Trustees, which generally is vested with full board powers between Board meetings on matters that arise between Board meetings. During the fiscal year ended May 31, 2015, the Executive Committee held no meetings. The current members of the Executive Committee are Prof. Jackson (chair), Ms. Eckl, Ms. Macaskill and Mr. Sloan.

(5) A Nominating and Governance Committee, consisting solely of independent Trustees, which assists the Board in addressing internal governance matters of the Trust, including nominating certain Trust officers and the members of the standing committees of the Board, recommending candidates for election as Trustees, reviewing the qualification and independence of Trustees, conducting evaluations of the Trustees and of the Board and its committees and reviewing proposed changes to the Trust’s governing documents. During the fiscal year ended May 31, 2015, the Nominating and Governance Committee held five meetings. The current members of the Nominating and Governance Committee are Dr. Starks (chair), Mr. Forrester, Prof. Jackson, Ms. Macaskill and Mr. Sloan.

(6) An Operations Committee, consisting solely of independent Trustees, which assists the Board in fulfilling its oversight responsibilities for operational matters of the Trust, including oversight of contracts with third-party service providers and certain legal, compliance, finance, sales and marketing matters. During the fiscal year ended May 31, 2015, the Operations Committee held seven meetings. The current members of the Operations Committee are Ms. Macaskill (chair) Mr. Berkley, Dr. Jacob, Mr. Kenny and Dr. Starks..

(7) A Special Emergency Valuation Committee (the “Special Valuation Committee”) of Trustees, which considers one or more fair value determinations or methodologies to be used for fair valuation of portfolio securities in the event that a meeting is requested by Investment Management or Advisors due to extraordinary circumstances. During the fiscal year ended May 31, 2015, the Special Valuation Committee held no meetings. At least three members of the Board shall be needed to constitute the Special Valuation Committee, and the chair shall be the member who is the longest serving Trustee on the Board.

TIAA-CREF Funds  ■  Funds-of-Funds  ■  Statement of Additional Information     35

Investors can recommend, and the Nominating and Governance Committee will consider, nominees for election as Trustees by providing potential nominee names and background information to the Secretary of the TIAA-CREF Funds. The Secretary’s address is: Office of the Corporate Secretary, 730 Third Avenue, New York, NY 10017-3206 or trustees@tiaa-cref.org.

Proxy voting policies

The Trust has adopted policies and procedures to govern the Funds’ voting of proxies of portfolio companies. The Trust seeks to use proxy voting as a tool to promote positive returns for long-term shareholders. The Trust believes that sound corporate governance practices and responsible corporate behavior create the framework from which public companies can be managed in the long-term interests of shareholders.

As a general matter, the Trust’s Board has delegated to Advisors responsibility for voting proxies of the Funds’ portfolio companies in accordance with the Trust’s Board approved guidelines developed and established by the Corporate Governance and Social Responsibility Committee. Guidelines for voting proxy proposals are articulated in the TIAA-CREF Policy Statement on Corporate Governance, attached as an Appendix to this SAI.

Advisors votes proxies solicited by an Underlying Fund in the same proportion as the vote of the Underlying Fund’s shareholders other than the Funds (sometimes called “mirror” or “echo” voting).

Advisors has a dedicated team of professionals responsible for reviewing and voting proxies. In analyzing a proposal, in addition to exercising their professional judgment, these professionals utilize various sources of information to enhance their ability to evaluate the proposal. These sources may include research from third party proxy advisory firms and other consultants, various corporate governance-focused organizations, related publications and TIAA-CREF investment professionals. Based on their analysis of proposals and guided by the TIAA-CREF Policy Statement on Corporate Governance, these professionals then vote in a manner intended solely to advance the best interests of the Fund’s shareholders. Occasionally, when a proposal relates to issues not addressed in the TIAA-CREF Policy Statement on Corporate Governance, Advisors may seek guidance from the Corporate Governance and Social Responsibility Committee.

The Trust and Advisors believe that they have implemented policies, procedures and processes designed to prevent conflicts of interest from influencing proxy voting decisions. These include (i) oversight by the Corporate Governance and Social Responsibility Committee; (ii) a clear separation of proxy voting functions from external client relationship and sales functions; and (iii) the active monitoring of required annual disclosures of potential conflicts of interest by individuals who have direct roles in executing or influencing the Funds’ proxy voting (e.g., Advisors’ proxy voting professionals, or trustees or senior executive of the Trust, Advisors or Advisors’ affiliates) by Advisors’ legal and compliance professionals.

There could be rare instances in which an individual who has a direct role in executing or influencing the Funds’ proxy voting (e.g., Advisors’ proxy voting professionals, or a Trustee or senior executive of the Trust, Advisors or Advisors’ affiliates) is either a director or executive of a portfolio company or may have some other association with a portfolio company. In such cases, this individual is required to recuse himself or herself from all decisions related to proxy voting for that portfolio company.

A record of all proxy votes cast for the Funds for the twelve-month period ended June 30 can be obtained, free of charge, at www.tiaa-cref.org, and on the SEC’s website at www.sec.gov.

Principal holders of securities

As of [_____________], the following investors were known to hold beneficially or of record 5% or more of the outstanding shares of any class of a Fund:

[[Report does not exist]]

The current trustees and officers of the Trust, as a group, beneficially or of record own less than 1% of the shares of each of the classes of the Funds as of August __, 2015.

Any person owning more than 25% of a Fund’s shares may be considered a “controlling person” of that Fund. A controlling person’s vote could have a more significant effect on matters presented to shareholders for approval than the vote of other Fund shareholders.

Investment advisory and other services

Investment advisory services

Investment advisory and related services for the Funds are provided by personnel of Advisors, which is registered with the SEC under the Investment Advisers Act of 1940 (“Advisers Act”). Advisors manages the investment and reinvestment of the assets of the Funds, subject to the oversight of the Board of Trustees. Advisors performs all research, makes recommendations and places orders for the purchase and sale of securities. Advisors also provides or oversees the provision of portfolio accounting, custodial, compliance, administrative and related services for the assets of the Funds.

36     Statement of Additional Information  ■  TIAA-CREF Funds  ■  Funds-of-Funds

TIAA, an insurance company, holds all of the shares of TIAA-CREF Asset Management, Inc. (“TCAM”). TCAM, in turn, holds all of the shares of Advisors, TPIS, the principal underwriter for the Trust, and TIAA-CREF Investment Management, LLC (“Investment Management”). TIAA also holds all the shares of TIAA-CREF Individual & Institutional Services, LLC (“Services”). Investment Management provides investment advisory services to, and Services acts as the principal underwriter for, CREF, a companion organization to TIAA. All of the foregoing are affiliates of the Trust and Advisors.

Advisors manages each Fund according to an Investment Management Agreement. Under the Agreement, the investment management fees are calculated daily and paid monthly to Advisors. They are calculated as a percentage of the average value of the net assets each day for each Fund, and are accrued daily proportionately at 1/365th (1/366th in a leap year) of the rates set forth in the Prospectuses. However, Advisors has contractually agreed to waive its __% investment management fee on each Lifecycle Fund through [December __, 2016] for the [Investor] Class and through September 30, 2016 for the other classes. Advisors has contractually agreed to waive a portion of certain Lifecycle Index Fund’s management fees equal to, on an annual basis, the following percentages of the average daily net assets of each Lifecycle Index Fund: ___% for the Lifecycle Index Retirement Income Fund and the Lifecycle Index 2010 Fund; ___% for the Lifecycle Index 2015 Fund; ___% for the Lifecycle Index 2020 Fund; ___% for the Lifecycle Index 2025 and 2030 Funds; ___% for the Lifecycle Index 2035, 2040, 2045, 2050, 2055 and 2060 Funds. These waivers will remain in effect through September 30, 2016, unless changed with approval of the Board of Trustees.

The Funds also pay Advisors for certain administrative and compliance services that Advisors provides to the Funds on an at-cost basis. Advisors provides these administrative and compliance services pursuant to a separate Administrative Services Agreement dated January 2, 2012, which was approved by the Board in December 2011.

Furthermore, Advisors has contractually agreed to reimburse the Lifecycle 2060 Fund and the Lifecycle Index 2060 Fund for total expenses of each Fund that exceed certain amounts, as stated in the Prospectuses.  Advisors has also contractually agreed to reimburse the Lifecycle Funds for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed certain amounts, as stated in the Prospectuses.  In addition, Advisors has contractually agreed to reimburse the Lifecycle Index Funds, Lifestyle Funds and Managed Allocation Fund for any Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired Fund Fees and Expenses and extraordinary expenses) that exceed certain amounts, as stated in the Prospectuses.  All of the expense reimbursement arrangements referenced above will continue through [December __, 2016] for the [Investor] Class and through at least September 30, 2016 for Retail, Retirement, Premier and Institutional Classes, unless changed with approval of the Board of Trustees.

Each of the Underlying Funds has also entered into an investment management agreement with Advisors. Each Fund indirectly bears a pro rata share of the investment management fees and other expenses incurred by the Underlying Funds in which the Fund invests.

For the fiscal periods ended May 31, 2015, May 31, 2014 and May 31, 2013, the table below reflects the total dollar amount of investment management fees paid by each Fund.

TIAA-CREF Funds  ■  Funds-of-Funds  ■  Statement of Additional Information     37

	Gross			Waived			Net
	Fiscal years ended May 31,			Fiscal years ended May 31,			Fiscal years ended May 31,
Fund	2015	2014	2013	2015	2014	2013	2015	2014	2013
Lifecycle Retirement Income Fund	$334,422	$254,823	$179,789	$334,422	$254,823	$179,789	$—	$—	$—
Lifecycle 2010 Fund	1,076,689	981,533	841,020	1,076,689	981,533	841,020	—	—	—
Lifecycle 2015 Fund	1,720,629	1,520,157	1,219,764	1,720,629	1,520,157	1,219,764	—	—	—
Lifecycle 2020 Fund	2,588,789	2,097,213	1,562,438	2,588,789	2,097,213	1,562,438	—	—	—
Lifecycle 2025 Fund	2,600,910	2,076,089	1,506,345	2,600,910	2,076,089	1,506,345	—	—	—
Lifecycle 2030 Fund	2,504,884	1,997,293	1,434,781	2,504,884	1,997,293	1,434,781	—	—	—
Lifecycle 2035 Fund	2,534,383	2,033,809	1,441,810	2,534,383	2,033,809	1,441,810	—	—	—
Lifecycle 2040 Fund	3,288,735	2,701,928	1,973,086	3,288,735	2,701,928	1,973,086	—	—	—
Lifecycle 2045 Fund	1,132,011	773,405	441,372	1,132,011	773,405	441,372	—	—	—
Lifecycle 2050 Fund	652,427	430,630	239,589	652,427	430,630	239,589	—	—	—
Lifecycle 2055 Fund	104,886	53,871	22,366	104,886	53,871	22,366	—	—	—
Lifecycle 2060 Fund*	7,118	—	—	7,118	—	—	—	—	—
Lifecycle Index Retirement Income Fund	39,338	29,873	20,164	23,602	17,924	9,946	15,735	11,949	10,218
Lifecycle Index 2010 Fund	173,452	134,553	101,448	98,863	67,277	39,472	74,588	67,277	61,976
Lifecycle Index 2015 Fund	314,619	244,840	170,750	147,873	97,936	49,868	166,746	146,904	120,882
Lifecycle Index 2020 Fund	483,047	344,993	223,043	193,219	137,997	59,833	289,828	206,996	163,210
Lifecycle Index 2025 Fund	484,728	345,266	212,593	145,418	103,580	41,455	339,309	241,686	171,138
Lifecycle Index 2030 Fund	508,253	356,052	223,680	137,889	71,210	21,051	370,364	284,842	202,629
Lifecycle Index 2035 Fund	484,781	349,066	212,857	96,956	69,813	20,134	387,825	279,253	192,723
Lifecycle Index 2040 Fund	573,663	417,957	266,661	114,732	83,591	24,689	458,930	334,365	241,972
Lifecycle Index 2045 Fund	264,583	173,346	95,285	52,917	34,669	9,349	211,666	138,677	85,936
Lifecycle Index 2050 Fund	171,484	111,507	61,196	34,297	22,302	6,021	137,187	89,206	55,175
Lifecycle Index 2055 Fund	38,829	22,157	13,197	7,766	4,431	1,192	31,063	17,726	12,005
Lifecycle Index 2060 Fund*	6,957	—	—	1,391	—	—	5,565	—	—
Lifestyle Income Fund	49,429	30,743	16,471	—	—	—	49,429	30,743	16,471
Lifestyle Conservative Fund	97,245	55,053	21,041	—	—	—	97,245	55,053	21,041
Lifestyle Moderate Fund	124,531	68,957	21,180	—	—	—	124,531	68,957	21,180
Lifestyle Growth Fund	62,441	36,594	16,648	—	—	—	62,441	36,594	16,648
Lifestyle Aggressive Growth Fund	49,567	34,031	16,268	—	—	—	49,567	34,031	16,268

* The Lifecycle 2060 Fund and the Lifecycle Index 2060 Fund commenced operations on September 26, 2014.

The Funds pay for certain compliance and administrative services provided by Advisors pursuant to an Amended and Restated Administrative Services Agreement. The table below reflects the amounts paid to Advisors by the Funds for these compliance and administrative services for the fiscal years ended May 31, 2015, May 31, 2014 and May 31, 2013.

38     Statement of Additional Information  ■  TIAA-CREF Funds  ■  Funds-of-Funds

	Fund administration fees			Compliance fees
Fund	May 31, 2015	May 31, 2014	May 31, 2013	May 31, 2015	May 31, 2014	May 31, 2013
Lifecycle Retirement Income Fund	$6,890	$12,368	$9,518	$3,626	$6,784	$4,659
Lifecycle 2010 Fund	22,052	48,059	44,980	11,787	26,657	21,774
Lifecycle 2015 Fund	35,145	74,923	64,837	18,750	41,287	31,573
Lifecycle 2020 Fund	53,115	102,351	83,233	27,778	56,442	40,407
Lifecycle 2025 Fund	53,415	101,407	80,019	27,827	55,808	38,926
Lifecycle 2030 Fund	51,116	97,741	76,133	26,657	53,770	37,044
Lifecycle 2035 Fund	51,843	99,619	76,406	27,013	54,769	37,213
Lifecycle 2040 Fund	66,896	132,553	104,755	35,101	72,977	50,908
Lifecycle 2045 Fund	23,208	37,313	23,334	11,802	20,529	11,302
Lifecycle 2050 Fund	13,253	20,713	12,674	6,834	11,398	6,138
Lifecycle 2055 Fund	2,067	2,609	1,122	1,083	1,464	547
Lifecycle 2060 Fund*	160	—	—	75	—	—
Lifecycle Index Retirement Income Fund	840	1,475	1,031	360	904	487
Lifecycle Index 2010 Fund	3,595	6,457	5,365	1,874	3,635	2,548
Lifecycle Index 2015 Fund	6,446	11,892	9,005	3,382	6,561	4,380
Lifecycle Index 2020 Fund	9,786	16,722	11,769	5,036	9,274	5,655
Lifecycle Index 2025 Fund	9,911	16,692	11,177	5,081	9,186	5,438
Lifecycle Index 2030 Fund	10,360	17,183	11,760	5,310	9,468	5,699
Lifecycle Index 2035 Fund	9,898	16,926	11,182	5,122	9,327	5,416
Lifecycle Index 2040 Fund	11,663	20,340	14,015	6,143	11,217	6,782
Lifecycle Index 2045 Fund	5,423	8,326	4,981	2,763	4,591	2,436
Lifecycle Index 2050 Fund	3,440	5,346	3,212	1,829	3,029	1,511
Lifecycle Index 2055 Fund	763	1,076	696	368	666	299
Lifecycle Index 2060 Fund*	155	—	—	74	—	—
Lifestyle Income Fund	1,068	1,471	842	483	899	389
Lifestyle Conservative Fund	2,030	2,556	1,108	1,086	1,452	527
Lifestyle Moderate Fund	2,578	3,194	1,114	1,267	1,791	528
Lifestyle Growth Fund	1,257	1,719	903	634	962	423
Lifestyle Aggressive Growth Fund	1,049	1,620	885	537	905	416
Managed Allocation Fund	15,437	33,998	31,997	8,197	18,781	15,543

* The Lifecycle 2060 Fund and the Lifecycle Index 2060 Fund commenced operations on September 26, 2014.

Service agreements

Retirement Class Service Agreement

The Trust, on behalf of each Fund that offers Retirement Class Shares (as described in the Fund’s Prospectus), has entered into a service agreement with Advisors pursuant to which Advisors provides or arranges for the provision of administrative and shareholder services for the Retirement Class shares, including services associated with maintenance of Retirement Class shares on retirement plan and other platforms (the “Retirement Class Service Agreement”).

For the services rendered, the facilities furnished and expenses assumed by Advisors, each Fund pays Advisors at the end of each calendar month a fee for the Fund calculated as a percentage of the daily net assets attributable to Retirement Class Shares of the Fund.

The annual rate is 0.25% of net assets attributable to Retirement Class shares of the Fund under the Retirement Class Service Agreement. The service fees are accrued daily at their proportional annual rate. The fees paid under the Retirement Class Service Agreement for the respective fiscal periods ended May 31, 2015, May 31, 2014 and May 31, 2013, by the Funds are set forth in the table below:

TIAA-CREF Funds  ■  Funds-of-Funds  ■  Statement of Additional Information     39

	Service fees for fiscal year or period ended
Fund*	May 31, 2015	May 31, 2014	May 31, 2013
Lifecycle Retirement Income Fund	$303,804	$252,527	$211,181
Lifecycle 2010 Fund	1,144,838	1,115,670	1,111,191
Lifecycle 2015 Fund	1,783,276	1,685,118	1,542,460
Lifecycle 2020 Fund	2,497,597	2,200,073	1,931,682
Lifecycle 2025 Fund	2,411,099	2,094,960	1,813,268
Lifecycle 2030 Fund	2,150,585	1,879,456	1,638,811
Lifecycle 2035 Fund	2,066,837	1,837,136	1,623,012
Lifecycle 2040 Fund	2,692,316	2,512,844	2,306,258
Lifecycle 2045 Fund	887,079	699,903	495,131
Lifecycle 2050 Fund	520,820	400,176	278,307
Lifecycle 2055 Fund	110,676	65,218	36,403
Lifecycle 2060 Fund**	4,687	—	—
Lifecycle Index Retirement Income Fund	11,028	3,013	1,884
Lifecycle Index 2010 Fund	82,781	39,095	18,278
Lifecycle Index 2015 Fund	129,108	65,739	33,742
Lifecycle Index 2020 Fund	195,844	78,857	37,146
Lifecycle Index 2025 Fund	178,197	74,687	28,337
Lifecycle Index 2030 Fund	164,219	61,121	30,498
Lifecycle Index 2035 Fund	127,665	54,578	26,790
Lifecycle Index 2040 Fund	128,490	56,122	31,212
Lifecycle Index 2045 Fund	77,344	31,816	14,187
Lifecycle Index 2050 Fund	50,083	19,378	8,153
Lifecycle Index 2055 Fund	12,079	4,533	2,888
Lifecycle Index 2060 Fund**	1,736	—	—
Lifestyle Income Fund	33,366	22,050	13,284
Lifestyle Conservative Fund	51,410	34,883	15,014
Lifestyle Moderate Fund	88,915	56,288	17,410
Lifestyle Growth Fund	48,333	32,451	15,363
Lifestyle Aggressive Growth Fund	50,630	37,819	17,068
Managed Allocation Fund	111,179	89,558	70,327

*  The Institutional, Retail and Premier classes of the funds are not currently subject to the Retirement Class Service Agreement.

** The Lifecycle 2060 Fund and the Lifecycle Index 2060 Fund commenced operations on September 26, 2014.

The Retirement Class Service Agreement will continue in effect until terminated. The Agreement provides that it may be terminated without penalty by the Board of Trustees or by Advisors, in each case on sixty (60) days’ written notice to the other party. The Agreement may also be amended as to any Fund by the parties only if such amendment is specifically approved by the Board of Trustees.

Underwriter and other service providers

Underwriter

TPIS, 730 Third Avenue, New York, NY 10017-3206, is considered the “principal underwriter” for the Trust. Shares of the Funds are offered on a continuous basis with no sales load. Pursuant to a Distribution Agreement with the Trust, TPIS has the right to distribute shares of the Funds from year to year, subject to annual approval of the Distribution Agreement by the Board of Trustees. TPIS may enter into selling agreements with one or more broker-dealers, which may or may not be affiliated with TPIS, to provide distribution-related services and shareholder services to the Funds.

40     Statement of Additional Information  ■  TIAA-CREF Funds  ■  Funds-of-Funds

Custodian, transfer agent and fund accounting agent

State Street Bank and Trust Company (“State Street”), 2 Avenue de Lafayette, Boston, MA 02111, acts as custodian for the Trust and the Funds. As custodian, State Street is responsible for the safekeeping of the Funds’ portfolio securities. State Street also acts as fund accounting agent for the Trust and the Funds.

Boston Financial Data Services, Inc., 2 Heritage Drive, Quincy, MA 02171, acts as the transfer and dividend-paying agent for the Funds.

Independent registered public accounting firm

PricewaterhouseCoopers, LLP, 100 East Pratt Street, Suite 1900, Baltimore, MD 21202, serves as the independent registered public accounting firm of the Trust and audited the Lifecycle Funds’, Lifecycle Index Funds’, Managed Allocation Fund’s, Lifestyle Funds’ and the Underlying Funds’ annual financial statements.

Personal trading policy

The Trust, Advisors and TPIS have each adopted Codes of Ethics under applicable SEC rules. These codes govern the personal trading activities of certain employees, or “access persons,” and members of their households. While these individuals may invest in securities that may also be purchased or held by the Funds, they must also generally pre-clear and report all transactions involving securities covered under the codes. In addition, access persons must generally send duplicates of all transaction confirmations and other brokerage account reports to a special compliance unit for review.

Information about the Funds’ portfolio management

Structure of compensation for portfolio managers

Equity portfolio managers

Equity portfolio managers are compensated through a combination of base salary, annual performance awards and long-term compensation awards. Currently, the annual performance awards and long-term compensation awards are determined using three variables: investment performance using Investment Ratio (60%), ranking versus Morningstar peers (30%) and management/peer reviews (10%).

The variable component of a portfolio manager’s compensation is remunerated as: (1) a current year cash bonus; and (2) a long-term performance award, which is on a 3-year cliff vesting cycle. Fifty percent (50%) of the long-term award is based on the Fund(s) managed by the portfolio manager during the 3-year vesting period, while the value of the remainder of the long-term award is based on the performance of the TIAA-CREF organization as a whole.

Risk-adjusted investment performance is calculated, where records are available, over five and three years, each ending December 31. For each year, the gross excess return (on a before-tax basis) of a portfolio manager’s mandate(s) is calculated versus each mandate’s assigned benchmark. Please see the Funds’ prospectuses for more information regarding their benchmark indices. This 5- and 3-year investment performance is averaged. This effectively results in a weight of 26.7% for the most recent year, 26.7% for the second year, 26.7% for the third year and 10% for the fourth and fifth years.

Performance relative to peers is evaluated using Morningstar percentile rankings with a 50% weighting on the 3-year ranking and 50% on the 5-year ranking. For managers with less than a 5-year track record, a 0.25 Investment Ratio and a peer ranking at the middle of the Morningstar grouping is used.

Utilizing the three variables discussed above (investment performance, peer ratings and manager assessment), total compensation is calculated and then compared to the compensation data obtained from surveys that include comparable investment firms. It should be noted that the total compensation can be increased or decreased based on the performance of the equity group as a unit and the relative success of the TIAA-CREF organization in achieving its financial and operational objectives.

Fixed-income portfolio managers

Fixed-income portfolio managers are compensated through a combination of base salary, annual performance awards, and long-term compensation awards. Currently, the annual performance awards and long-term compensation awards are determined by investment performance ratings which reflect investment performance using risk-adjusted returns and Morningstar ranking (60%), manager-subjective ratings (25%), and internal peer review (15%).

The variable component of a portfolio manager’s compensation is remunerated as: (1) a current year cash bonus; and (2) a long-term performance award, which is on a 3-year cliff vesting cycle. Fifty percent (50%) of the long-term award is based on the Fund(s) managed by the portfolio manager during the 3-year vesting period, while the value of the remainder of the long-term award is based on the performance of the TIAA-CREF organization as a whole.

TIAA-CREF Funds  ■  Funds-of-Funds  ■  Statement of Additional Information     41

Risk-adjusted investment performance is calculated, where records are available, over one, three, and five years, each ending December 31. For each year, the gross excess return (on a before-tax basis) of a portfolio manager’s mandate(s) is calculated versus each mandate’s assigned benchmark. For managers with less than a 5-year track record, there is a 40% weighting for the 1-year return and a 60% weighting for the 3-year return. Please see the Funds’ Prospectuses for more information regarding their benchmark indices.

Investment performance relative to industry peers is evaluated using Morningstar percentile rankings with equal weighting to each of the 1-, 3-, and 5-year rankings. For managers with less than a 5-year track record, a 40% weighting is assigned to the 1-year ranking and a 60% weighting to the 3-year ranking.

Utilizing the three variables discussed above (investment performance, manager assessment and internal peer ratings), total compensation is calculated and then compared to the compensation data obtained from surveys that include comparable investment firms. It should be noted that the total compensation can be increased or decreased based on the performance of the fixed-income group as a unit and the relative success of the TIAA-CREF organization in achieving its financial and operational objectives.

Additional information regarding portfolio managers

The chart below includes information relating to the portfolio managers listed in the Prospectuses, such as other accounts managed by them (registered investment companies and unregistered pooled investment vehicles), total assets in those accounts, and the dollar range of equity securities owned in each of the following Funds they manage, as of May 31, 2015.

	Number of other accounts managed		Total assets in accounts managed (millions)
Name of portfolio manager	Registered investment companies	Other pooled investment vehicles	Registered investment companies	Other pooled investment vehicles	Dollar range of equity securities owned in Funds

John Cuniff	1*	0	$25,836	$0	Lifecycle 2030: Over $1,000,000
					Lifestyle Conservative: $500,000–1,000,000
					Lifestyle Growth: $10,001–50,000
					Managed Allocation: $10,001–50,000

Hans Erickson	2*	0	$152,586	$0	Lifecycle 2030: Over $1,000,000
					Lifestyle Income: $100,001–500,000
					Lifestyle Conservative: $500,001–1,000,000
					Lifestyle Moderate: $500,001–1,000,000
					Lifestyle Growth: $100,001–500,000
					Lifestyle Aggressive Growth: $100,001–500,000
					Managed Allocation: Over $1,000,000

* Not including all Lifestyle, Lifecycle and Lifecycle Index Funds and the Managed Allocation Fund.

Potential conflicts of interest of Advisors and portfolio managers

Portfolio managers of the Funds and Underlying Funds may also manage other registered investment companies or unregistered investment pools and investment accounts, including accounts for TIAA or other proprietary accounts, which may raise potential conflicts of interest. Advisors has put in place policies and procedures designed to mitigate any such conflicts. Such conflicts and mitigating policies and procedures include the following:

Conflicting Positions. Investment decisions made for the Funds or the Underlying Funds may differ from, and may conflict with, investment decisions made by Advisors or its affiliated investment adviser, Investment Management, for other client or proprietary accounts due to differences in investment objectives, investment strategies, account benchmarks, client risk profiles and other factors. As a result of such differences, if an account were to sell a significant position in a security while an Underlying Fund maintained its position in that security, the market price of such securities could decrease and adversely impact a Fund or an Underlying Fund’s performance. In the case of a short sale, the selling account would benefit from any decrease in price.

Allocation of Investment Opportunities. Even where accounts have similar investment mandates as a Fund, Advisors may determine that investment opportunities, strategies or particular purchases or sales are appropriate for one or more other client or proprietary accounts, but not for the Fund, or are appropriate for the Fund but in different amounts, terms or timing than is appropriate for other client or proprietary accounts. As a result, the amount, terms or timing of an investment by a Fund may differ from, and performance may be lower than, investments and performance of other client or proprietary accounts.

Aggregation and Allocation of Orders. Advisors may aggregate orders of the Funds, the Underlying Funds and its other accounts (including proprietary accounts), and orders of client accounts managed by Investment Management, in each case consistent with Advisors’ policy to seek best execution for all orders. Although aggregating orders is a common means of reducing transaction costs for participating accounts, Advisors may be perceived as causing one client account, such as an

42     Statement of Additional Information  ■  TIAA-CREF Funds  ■  Funds-of-Funds

Underlying Fund, to participate in an aggregated transaction in order to increase Advisors’ overall allocation of securities in that transaction or future transactions. Allocations of aggregated trades may also be perceived as creating an incentive for Advisors to disproportionately allocate securities expected to increase in value to certain client or proprietary accounts, at the expense of an Underlying Fund. In addition, an Underlying Fund may bear the risk of potentially higher transaction costs if aggregated trades are only partially filled or if orders are not aggregated at all.

Advisors has adopted procedures designed to mitigate the foregoing conflicts of interest by treating each account, including the Funds and the Underlying Funds, fairly and equitably over time in the allocation of investment opportunities and the aggregation and allocation of orders. The procedures also are designed to mitigate conflicts in potentially inconsistent trading and provide guidelines for trading priority. Moreover, Advisors’ trading activities are subject to supervisory review and compliance monitoring to help address and mitigate conflicts of interest and ensure that accounts are being treated fairly and equitably over time.

For example, in allocating investment opportunities, a portfolio manager considers an account’s or fund’s investment objectives, investment restrictions, cash position, need for liquidity, sector concentration and other objective criteria. In addition, orders for the same single security are generally aggregated with other orders for the same single security received at the same time. If aggregated orders are fully executed, each participating account is allocated its pro rata share on an average price and trading cost basis. In the event the order is only partially filled, each participating account receives a pro rata share. Portfolio managers are also subject to restrictions on potentially inconsistent trading of single securities, although a portfolio manager may sell a single security short if the security is included in an account’s benchmark and the portfolio manager is underweight in that security relative to the account’s benchmark. Moreover, the procedures set forth guidelines under which trading for long sales of single securities over short sales of the same or closely related securities are monitored to ensure that the trades are treated fairly and equitably. Additionally, the Funds’ portfolio managers’ decisions for executing those trades are also monitored.

Advisors’ procedures also address basket trades (trades in a wide variety of securities—on average approximately 100 different issuers) used in quantitative strategies. However, basket trades are generally not aggregated or subject to the same types of restrictions on potentially inconsistent trading as single security trades because basket trades are tailored to a particular index or model portfolio based on the risk profile of a particular account pursuing a particular quantitative strategy. In addition, basket trades are not subject to the same monitoring as single-security trades because an automated and systematic process is used to execute trades; however, the Funds’ portfolio managers’ decisions for executing those trades are monitored.

Research. Advisors allocates brokerage commissions to brokers who provide execution and research services for the Underlying Funds and some or all of Advisors’ other clients. Such research services may not always be utilized in connection with the Underlying Funds or other client accounts that may have provided the commission or a portion of the commission paid to the broker providing the services. Advisors is authorized to pay, on behalf of the Underlying Funds, higher brokerage fees than another broker might have charged in recognition of the value of brokerage or research services provided by the broker. Advisors has adopted procedures with respect to these so-called “soft dollar” arrangements, including the use of brokerage commissions to pay for in-house and non-proprietary research, the process for allocating brokerage, and Advisors’ practices regarding the use of third party soft dollars.

IPO Allocation. Advisors has adopted procedures designed to ensure that it allocates initial public offerings to the Underlying Funds and Advisors’ other clients in a fair and equitable manner, consistent with its fiduciary obligations to its clients.

Compensation. The compensation paid to Advisors for managing the Funds and Underlying Funds, as well as certain other clients, is based on a percentage of assets under management, whereas the compensation paid to Advisors for managing certain other clients is based on cost. However, no client currently pays Advisors a performance-based fee. Nevertheless, Advisors may be perceived as having an incentive to allocate securities that are expected to increase in value to accounts in which Advisors has a proprietary interest or to certain other accounts in which Advisors receives a larger asset-based fee.

About the Trust and the shares

The Trust was organized as a Delaware statutory trust on April 15, 1999. A copy of the Trust’s Certificate of Trust, dated April 15, 1999, as amended, is on file with the Office of the Secretary of State of the State of Delaware. As a Delaware statutory trust, the Trust’s operations are governed by its Declaration of Trust. Upon the initial purchase of shares of beneficial interest in the Funds, each shareholder agrees to be bound by the Declaration of Trust, as amended from time to time.

Class structure

Each Fund may offer up to five share classes: Institutional Class, Premier Class, [Investor] Class, Retirement Class and Retail Class. The distribution and service fee arrangements of each share class are described below.

Retail Class Shares. Retail Class shares of the Funds are offered to many different types of investors, but are particularly aimed at individual investors. Minimum initial and subsequent investment requirements will apply to certain Retail Class investors, as well as a small account maintenance fee. Retail Class shares are subject to a distribution (12b-1) plan pursuant

TIAA-CREF Funds  ■  Funds-of-Funds  ■  Statement of Additional Information     43

to which they may compensate TPIS and TPIS, in turn, may pay other entities for distributing, promoting and/or servicing Retail Class shares of the Funds at an annual rate of 0.25% of average daily net Retail Class assets.

Retirement Class Shares. Retirement Class shares of the Funds are offered primarily through accounts established by or on behalf of employers, or the trustees of plans sponsored by or on behalf of employers, in connection with certain employee benefit plans, such as plans described in section 401(a) (including 401(k) and Keogh plans), 403(b) or 457 of the Code (collectively, “benefit plans”). Retirement Class shares also may be available through custody accounts sponsored or administered by TIAA-CREF that are established by individuals as Individual Retirement Accounts (IRAs) pursuant to section 408 of the Code.

Additionally, Retirement Class shares may be available through certain intermediaries who have entered into a contract or arrangement with the Funds or their investment adviser or distributor that enables the intermediaries to purchase this class of shares. For the Retirement Class of the Funds, the Trust has adopted a distribution (12b-1) plan under which each Fund may compensate TPIS for its activities associated with distributing, promoting and/or servicing its Retirement Class shares in an annual amount up to 0.05% of average daily net Retirement Class assets. The Retirement Class of the Managed Allocation Fund is subject to a service fee of 0.25% paid to Advisors for providing or arranging for the provision of certain administrative and shareholder services.

Premier Class Shares. Premier Class shares of the Funds are offered primarily through benefit plans. Premier Class shares also may be available through custody accounts established by individuals as IRAs pursuant to section 408 of the Code. Additionally, Premier Class shares may be available through certain intermediaries who have entered into a contract or arrangement with the Funds or their investment adviser or distributor that enables the intermediaries to make available this class of shares. Premier Class shares are subject to a distribution (12b-1) plan pursuant to which they may compensate TPIS for distributing, promoting and/or servicing Premier Class shares at an annual rate of 0.15% of average daily net Premier Class assets.

[Investor] Class Shares. [Investor] Class shares of the Funds are offered primarily through certain financial intermediaries who have entered into a contract or arrangement with the Funds or their investment adviser or distributor that enables the financial intermediaries to purchase this class of shares, as well as through benefit plans. Subject to a shareholder servicing plan, the Funds may pay a financial intermediary for providing services to the Funds, including for sub-transfer agency, sub-accounting and administrative services.

Institutional Class Shares. Institutional Class shares of the Funds are only available for purchase by or through certain intermediaries affiliated with TIAA-CREF (“TIAA-CREF Intermediaries”) or other unaffiliated persons or intermediaries, such as state-sponsored tuition savings plans, or employer-sponsored employee benefit plans, who have entered into a contract or arrangement with a TIAA-CREF Intermediary that enables them to purchase shares of the Funds, or other affiliates of TIAA-CREF or other persons that the Trust may approve from time to time. Under certain circumstances, this class may be available through accounts established by employers, or the trustees of plans sponsored by employers, through TIAA-CREF in connection with certain employee benefit plans (the “plan(s)”), such as 401(a) (including 401(k) and Keogh plans), 403(a), 403(b) and 457 plans, or through custody accounts established by individuals through TIAA-CREF as IRAs. Minimum initial investment requirements will apply to certain investors in Institutional Class shares.

Shareholders investing through such plans may have to pay additional expenses related to the administration of such plans. All expenses or costs of distributing or promoting Institutional Class shares of the Funds are paid by Advisors or its affiliates.

The Funds invest in the Institutional Class shares of the Underlying Funds of the Trust and potentially other investment pools or investment products. Institutional Class shares of the Underlying Funds of the Trust are offered without distribution plan or shareholder service expenses or fees.

Distribution (Rule 12b-1) plans

The Trust’s Board of Trustees has adopted three different forms of distribution plans pursuant to Rule 12b-1 under the 1940 Act. The first form of distribution plan concerns the Retirement Class shares of each of the Lifecycle Funds and the Lifecycle Index Funds (the “Retirement Class Plan”); the second form of distribution plan concerns Retail Class shares of the Lifecycle Retirement Income Fund, the Managed Allocation Fund and the Lifestyle Funds (the “Retail Class Compensation Plan”) and the third form of distribution plan concerns the Premier Class shares of the Lifecycle Funds, Lifecycle Index Funds and the Lifestyle Funds (the “Premier Class Plan”) (collectively the “Distribution Plans”).

Under each Distribution Plan, the applicable Fund pays TPIS a set annual rate to compensate TPIS for promoting, distributing and/or servicing shares. The expenses for which a Fund may compensate TPIS under the Distribution Plans include, but are not limited to, compensation of dealers and others for expenses of their various activities primarily intended to promote the sale of the applicable class of shares, as well as for shareholder servicing expenses.

Prior to January 1, 2013, the Lifecycle Funds were subject to a separate Retirement Class Distribution Plan (the “Lifecycle Retirement Class Reimbursement Plan”) and the Lifecycle Retirement Income Fund and Managed Allocation Fund were subject to a separate Retail Class Distribution Plan (the “Retail Class Reimbursement Plan”) wherein such Funds reimbursed TPIS for

44     Statement of Additional Information  ■  TIAA-CREF Funds  ■  Funds-of-Funds

all or part of certain expenses that TPIS incurred in connection with the promotion, distribution and/or shareholder servicing of the relevant shares.

Reimbursements by a Lifecycle Fund under the Lifecycle Retirement Class Reimbursement Plan were calculated daily and paid monthly up to a rate or rates approved from time to time by the Board, provided that no rate approved by the Board for any Fund exceeded the annual rate of 0.05% of the average daily net asset value of Retirement Class shares of such Fund. Reimbursements by the Lifecycle Retirement Income Fund under the Retail Class Reimbursement Plan were calculated daily and paid monthly, and reimbursement by the Managed Allocation Fund under the Retail Class Reimbursement Plan were calculated daily and paid quarterly, up to a rate or rates approved from time to time by the Board, provided that no rate exceeded the annual rate of 0.25% of the average daily NAV of Retail Class shares of the Lifecycle Retirement Income Fund or the Managed Allocation Fund. For purposes of determining the reimbursements payable under each plan, the NAV of the Funds’ outstanding Retirement Class or Retail Class shares was computed in accordance with the Declaration of Trust.

Please note, however, that TPIS contractually agreed not to seek any payment or reimbursement under the Lifecycle Retirement Class Reimbursement Plan and under the Retirement Class Plan through September 30, 2016. Therefore, no 12b-1 fees were paid by the Lifecycle Funds pursuant to the Lifecycle Retirement Class Reimbursement Plan or the Lifecycle Index Funds pursuant to the Retirement Class Plan in 2013. The continuing suspension agreement concerning the Retirement Class Plan may be amended or terminated at any time by TPIS with the approval of the Board of Trustees.

For the fiscal period ended May 31, 2015, the table below reflects the net amount of 12b-1 fees paid by Retail Class shares of the Lifecycle Retirement Income Fund, the Managed Allocation Fund and the Lifestyle Funds under the Retail Class Plan:

Fund	Advertising	Compensation to underwriters	Compensation to broker-dealers	Compensation to sales personnel	Other (includes but is not limited to rent & occupancy, equipment, software and telephone)	Total 12b-1 expenses paid for the period ended May 31, 2015
Lifecycle Retirement Income Fund	$55,665	$—	$87,475	$38,628	$5,310	$187,078
Lifestyle Income Fund	24,615	—	38,681	17,081	2,347	82,724
Lifestyle Conservative Fund	53,419	—	83,943	37,068	5,095	179,525
Lifestyle Moderate Fund	63,228	—	99,359	43,875	6,031	212,493
Lifestyle Growth Fund	29,580	—	46,483	20,526	2,822	99,411
Lifestyle Aggressive Growth Fund	18,509	—	29,085	12,844	1,765	62,203
Managed Allocation Fund	519,473	—	816,327	360,478	49,552	1,745,830

For the fiscal period ended May 31, 2015, the table below reflects the net amount of 12b-1 fees paid by Premier Class shares of each Lifecycle Fund, Lifecycle Index Fund and Lifestyle Funds under the Premier Class Plan:

TIAA-CREF Funds  ■  Funds-of-Funds  ■  Statement of Additional Information     45

Fund	Advertising	Compensation to underwriters	Compensation to broker-dealers	Compensation to sales personnel	Other (includes but is not limited to rent & occupancy, equipment, software and telephone)	Total 12b-1 expenses paid for the period ended May 31, 2015
Lifecycle Retirement Income Fund	$—	$—	$38,652	$—	$—	$38,652
Lifecycle 2010 Fund	—	—	186,683	—	—	186,683
Lifecycle 2015 Fund	—	—	319,016	—	—	319,016
Lifecycle 2020 Fund	—	—	547,346	—	—	547,346
Lifecycle 2025 Fund	—	—	534,502	—	—	534,502
Lifecycle 2030 Fund	—	—	540,563	—	—	540,563
Lifecycle 2035 Fund	—	—	536,222	—	—	536,222
Lifecycle 2040 Fund	—	—	731,692	—	—	731,692
Lifecycle 2045 Fund	—	—	265,519	—	—	265,519
Lifecycle 2050 Fund	—	—	164,407	—	—	164,407
Lifecycle 2055 Fund	—	—	27,994	—	—	27,994
Lifecycle 2060 Fund	—	—	2,610	—	—	2,610
Lifecycle Index Retirement Income Fund	—	—	15,063	—	—	15,063
Lifecycle Index 2010 Fund	—	—	35,399	—	—	35,399
Lifecycle Index 2015 Fund	—	—	82,601	—	—	82,601
Lifecycle Index 2020 Fund	—	—	166,421	—	—	166,421
Lifecycle Index 2025 Fund	—	—	162,475	—	—	162,475
Lifecycle Index 2030 Fund	—	—	179,831	—	—	179,831
Lifecycle Index 2035 Fund	—	—	148,791	—	—	148,791
Lifecycle Index 2040 Fund	—	—	142,250	—	—	142,250
Lifecycle Index 2045 Fund	—	—	105,455	—	—	105,455
Lifecycle Index 2050 Fund	—	—	69,442	—	—	69,442
Lifecycle Index 2055 Fund	—	—	8,690	—	—	8,690
Lifecycle Index 2060 Fund	—	—	1,042	—	—	1,042
Lifestyle Income Fund	—	—	1,775	—	—	1,775
Lifestyle Conservative Fund	—	—	1,943	—	—	1,943
Lifestyle Moderate Fund	—	—	2,116	—	—	2,116
Lifestyle Growth Fund	—	—	2,265	—	—	2,265
Lifestyle Aggressive Growth Fund	—	—	2,413	—	—	2,413

Amounts paid to TPIS by any class of shares of a Fund will not be used to pay the expenses incurred with respect to any other class of shares of that Fund. From time to time, a Fund may participate in joint distribution activities with other mutual funds and the costs of those activities that are not otherwise directly attributable to a particular Fund will be borne by each Fund in proportion to the relative NAVs of the participating Funds.

The Distribution Plans have been approved by a majority of the Trustees, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect interest in the financial operation of either Distribution Plan (the “Independent Trustees”), by votes cast in person at a meeting called for the purpose of voting on such Distribution Plans. In adopting the Distribution Plans, the Trustees concluded that the Distribution Plans would benefit the Retail Class or Premier Class shareholders of each Fund, as applicable.

One of the potential benefits of the Distribution Plans is that payments to TPIS (and from TPIS to other intermediaries) could lead to increased sales and reduced redemptions, which could assist a Fund in achieving scale and could contribute to the Fund’s longer-term viability. Furthermore, the investment management of a Fund could be enhanced, as net inflows of cash from new sales might enable its portfolio management team to take advantage of attractive investment opportunities, and reduced redemptions could eliminate the potential need to liquidate attractive securities positions in order to raise the funds necessary to meet the redemption requests.

Pursuant to the Distribution Plans, at least quarterly, TPIS provides the Board with a written report of the amounts expended under the Plans and the purpose for which these expenditures were made.

Each Distribution Plan provides that it continues in effect only as long as its continuance is approved at least annually by a majority of both the Trustees and the Independent Trustees. Each Distribution Plan provides that it may be terminated without

46     Statement of Additional Information  ■  TIAA-CREF Funds  ■  Funds-of-Funds

penalty with respect to any Fund at any time: (a) by a vote of a majority of the Independent Trustees; or (b) by a vote of a majority of the votes attributable to the Retail Class shares or Premier Class shares of that Fund, as applicable. Each Distribution Plan further provides that it may not be amended to increase materially the maximum amount of fees specified therein with respect to a Fund without the approval of a majority of the votes attributable to such Fund’s Retail Class or Premier Class shares, as applicable. In addition, the Distribution Plans provide that no material amendment to the Plans will, in any event, be effective unless it is approved by a majority of both the Trustees and the Independent Trustees with respect to the applicable Fund or Class. The Retail Class and Premier Class shareholders of each Fund have exclusive voting rights with respect to the application of the Distribution Plan with respect to the applicable share classes of each Fund.

Fund Payments to Financial Intermediaries

Financial intermediaries may have omnibus accounts and similar arrangements with a Fund and may be paid for providing shareholder servicing, sub-transfer agency, networking, recordkeeping and other administrative services to the [Investor] Class. Such payments may be made directly or indirectly by the Funds or by Advisors and its affiliates out of Fund assets. Such payments may also be made by Advisors or its affiliates out of their own assets that are separate than those of the Funds’, as described in the section below. Such shareholder servicing, sub-transfer agency, networking, recordkeeping and other administrative services may include, but are not limited to, the following: processing and mailing trade confirmations, monthly statements, prospectuses, annual reports, semiannual reports and shareholder notices and other required communications; capturing and processing tax data; issuing and mailing dividend checks to shareholders who have selected cash distributions; preparing record date shareholder lists for proxy solicitations; collecting and posting distributions to shareholder accounts; and establishing and maintaining systematic withdrawals, automated investment plans and shareholder account registrations. Payment for these services is made pursuant to a Shareholder Servicing Plan (“Servicing Plan”) that has been approved by the Board of Trustees and adopted by the Funds. The Servicing Plan outlines the types of services to be provided to the Funds by financial intermediaries and provides the maximum rates that the Funds may pay such financial intermediaries, which are generally based on: (1) an annual percentage of the average daily net assets of Fund shareholders serviced by a financial intermediary; and/or (2) a fixed dollar amount for each account serviced by a financial intermediary. The aggregate amount of these payments may be substantial and may vary significantly among intermediaries.

Additional Payments to Financial Intermediaries and Other Payments

TPIS, Advisors or their affiliates may make additional payments out of their own assets to selected financial intermediaries (commonly referred to as “revenue sharing”). The services for which these payments are made include promoting the sale of Fund shares, maintaining share balances and/or sub-accounting, administration and shareholder servicing.

The amounts of these payments could be significant and may create an incentive for a financial intermediary or its representatives to recommend or offer shares of the Funds to its customers. The financial intermediary may elevate the prominence or profile of the Funds within the financial intermediary’s organization by, for example, placing the Funds on a list of preferred or recommended funds and/or granting preferential or enhanced opportunities to promote the Funds in various ways within the financial intermediary’s organization.

These payments are made pursuant to negotiated agreements with financial intermediaries. The payments do not change the price paid by investors for the purchase of a share or the amount a Fund will receive as proceeds from such sales. Furthermore, these payments are not reflected in the fees and expenses listed in the fee table section of the Funds’ Prospectuses and described above because they are not paid by the Funds.

The categories of payments described below are not mutually exclusive, and a single financial intermediary may receive payments under all categories.

Distribution-Related Payments

TPIS, Advisors or their affiliates may from time to time make payments to selected financial intermediaries as compensation for services such as providing the Funds with “shelf space” or a higher profile for the intermediary’s personnel or their customers, placing the Funds on the intermediary’s preferred or recommended fund list, granting access to sales meetings, sales representatives and management representatives of the intermediary, providing assistance in training and educating the intermediary’s personnel on the Funds, and furnishing marketing support and other services.

TPIS, Advisors or their affiliates compensate financial intermediaries differently depending upon, among other factors, the number or value of Fund shares that the intermediary sells or may sell, the value of the assets invested in the Funds by the intermediary’s customers, redemption rates, ability to attract and retain assets, reputation in the industry and the level and/or type of marketing assistance and educational activities provided by the intermediary. Such payments are generally asset-based but also may include the payment of a lump sum.

TIAA-CREF Funds  ■  Funds-of-Funds  ■  Statement of Additional Information     47

Servicing Payments

TPIS, Advisors or their affiliates may make payments to selected financial intermediaries that are registered as holders or dealers of record for accounts invested in one or more of the Funds or that make Fund shares available through employee benefit plans or fee-based advisory programs to compensate them for the variety of services they provide.

Services for which a financial intermediary receives servicing payments typically include recordkeeping, reporting, or transaction processing, but may also include services rendered in connection with fund/investment selection and monitoring, employee enrollment and education, plan balance rollover or separation, or other similar services. A financial intermediary may perform the services itself or may arrange with a third party to perform such services.

Servicing payments typically apply to employee benefit plans, such as retirement plans, or fee-based advisory programs but may apply to retail sales and assets in certain situations. The payments are based on such factors as the type and nature of services or support furnished by the financial intermediary and are generally asset-based.

Other Payments

From time to time, TPIS, Advisors or their affiliates, at their expense, may provide other compensation to financial intermediaries that sell or arrange for the sale of shares of the Funds, which may be in addition to the distribution-related and servicing payments described above. For example, TPIS, Advisors or their affiliates may: (i) compensate financial intermediaries for National Securities Clearing Corporation (NSCC) networking system services (e.g., shareholder communication, account statements, trade confirmations, and tax reporting) on an asset-based or per account basis; (ii) compensate intermediaries for providing Fund shareholder trading information; (iii) make one-time or periodic payments to reimburse selected intermediaries for items such as ticket charges (i.e., fees that an intermediary charges its representatives for effecting transactions in Fund shares) of up to $25 per purchase or exchange order, operational charges (e.g., fees that an intermediary charges for establishing a Fund on its trading system), and literature printing and/or distribution costs; (iv) at the direction of a retirement plan’s sponsor, reimburse or pay direct expenses of an employee benefit plan that would otherwise be payable by the plan; and (v) provide payments to broker-dealers to help defray their technology or infrastructure costs.

When not otherwise provided for in a distribution-related or servicing payment agreement, TPIS, Advisors or their affiliates may pay financial intermediaries for enabling TPIS, Advisors or their affiliates to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other intermediary employees, client and investor events and other intermediary-sponsored events, and for travel expenses, including lodging incurred by registered representatives and other employees in connection with prospecting, asset retention and due diligence trips. These payments may vary depending upon the nature of the event. TPIS, Advisors or their affiliates make payments for such events as it deems appropriate, subject to its internal guidelines and applicable law.

TPIS, Advisors or their affiliates occasionally sponsor due diligence meetings for registered representatives during which the registered representatives receive updates on various Funds and are afforded the opportunity to speak with portfolio managers. Although invitations to these meetings are not conditioned on selling a specific number of shares, those who have shown an interest in the Funds are more likely to be considered. To the extent permitted by their firm’s policies and procedures, all or a portion of registered representatives’ expenses in attending these meetings may be covered by TPIS, Advisors or their affiliates.

Representatives of TPIS or its affiliates may receive additional compensation from TPIS, Advisors or their affiliates if certain targets are met for sales of one or more Funds. Such compensation may vary by Fund and by affiliate.

Other compensation may be offered to the extent not prohibited by state laws or any self-regulatory agency, such as FINRA. Investors can ask their financial intermediary for information about any payments it receives from TPIS, Advisors or their affiliates and the services it provides for those payments.

Investors may wish to take financial intermediary payment arrangements into account when considering and evaluating any recommendations relating to Fund shares.

Indemnification of shareholders

Generally, Delaware statutory trust shareholders are not personally liable for obligations of the Delaware statutory trust under Delaware law. The Delaware Statutory Trust Act (“DSTA”) provides that a shareholder of a Delaware statutory trust shall be entitled to the same limitation of liability extended to shareholders of private for-profit corporations. The Declaration of Trust expressly provides that the Trust has been organized under the DSTA and that the Declaration of Trust is to be governed by and interpreted in accordance with Delaware law. It is nevertheless possible that a Delaware statutory trust, such as the Trust, might become a party to an action in another state whose courts refuse to apply Delaware law, in which case shareholders of the Trust could possibly be subject to personal liability.

To guard against this risk, the Declaration of Trust (i) contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides that notice of such disclaimer may be given in each agreement, obligation and instrument entered into or executed by the Trust or its Trustees, (ii) provides for the indemnification out of property of the Trust of any shareholders held personally liable for any obligations of the Trust or any series thereof, and (iii) provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy

48     Statement of Additional Information  ■  TIAA-CREF Funds  ■  Funds-of-Funds

any judgment thereon. Thus, the risk of a Trust shareholder incurring financial loss beyond his or her investment because of shareholder liability is limited to circumstances in which all of the following factors are present: (1) a court refuses to apply Delaware law; (2) the liability arose under tort law or, if not, no contractual limitation of liability was in effect; and (3) the Trust itself would be unable to meet its obligations. In the light of DSTA, the nature of the Trust’s business, and the nature of its assets, the risk of personal liability to a shareholder of a series of the Trust is remote.

Indemnification of Trustees

The Declaration of Trust further provides that the Trust shall indemnify each of its Trustees and officers against liabilities and expenses reasonably incurred by them, in connection with, or arising out of, any action, suit or proceeding threatened against or otherwise involving such Trustee or officer, directly or indirectly, by reason of being or having been a Trustee or officer of the Trust. The Declaration of Trust does not authorize the Trust to indemnify any Trustee or officer against any liability to which he or she would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person’s duties.

Limitation of Fund liability

All persons dealing with a Fund must look solely to the property of that particular Fund for the enforcement of any claims against that Fund, as neither the Trustees, officers, agents nor shareholders assume any personal liability for obligations entered into on behalf of a Fund or the Trust. No Fund is liable for the obligations of any other Fund.

Shareholder meetings and voting rights

Under the Declaration of Trust, the Trust is not required to hold annual meetings to elect Trustees or for other purposes. It is not anticipated that the Trust will hold shareholders’ meetings unless required by law or the Declaration of Trust, although the Trust may do so periodically. The Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than 50% of the Trustees holding office were elected by the shareholders of the Trust. The Trust may also hold special meetings to change fundamental policies, approve a management agreement, or for other purposes. The Funds will mail proxy materials to shareholders for these meetings, and the Trust encourages shareholders who cannot attend to vote by proxy.

Shares of the Trust do not entitle their holders to cumulative voting rights, so that the holders of more than 50% of the net asset value represented by the outstanding shares of the Trust may elect all of the trustees, in which case the holders of the remaining shares would not be able to elect any trustees. Shareholders are entitled to one vote for each dollar of net asset value they own, so that the number of votes a shareholder has is determined by multiplying the number of shares of each Fund held times the net asset value per share of the applicable Fund.

Shares

The Trust is authorized to issue an unlimited number of shares of beneficial interest in the Funds. Shares are divided into and may be issued in a designated series representing beneficial interests in one of the Fund’s investment portfolios.

Each share of a series issued and outstanding is entitled to participate equally in dividends and distributions declared by such series and, upon liquidation or dissolution, in net assets allocated to such series remaining after satisfaction of outstanding liabilities. The shares of each series, when issued, will be fully paid and non-assessable and have no preemptive or conversion rights.

Additional Funds or classes

Pursuant to the Declaration of Trust, the Trustees may establish additional Funds (technically, “series” of shares) or “classes” of shares in the Trust without shareholder approval. The establishment of additional Funds or classes does not affect the interests of current shareholders in the existing Funds or their classes.

Dividends and distributions

Each share of a Fund is entitled to such dividends and distributions out of the income earned on the assets belonging to that Fund as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Trust as a whole or any individual Fund, shares of the affected Fund are entitled to receive their proportionate share of the assets that are attributable to such shares and which are available for distribution as the Trustees in their sole discretion may determine. Shareholders are not entitled to any preemptive, conversion or subscription rights. All shares, when issued, will be fully paid and nonassessable.

Pricing of shares

The share price of each Fund and Underlying Fund is determined based on the Fund’s NAV, and the assets of each Fund consist primarily of shares of the Underlying Funds. Therefore, the prices of Fund shares are primarily determined based on the

TIAA-CREF Funds  ■  Funds-of-Funds  ■  Statement of Additional Information     49

NAVs per share of the Underlying Funds. The assets of each Underlying Fund are valued as of the close of each valuation day in the following manner:

Investments for which market quotations are readily available

Underlying Fund investments for which market quotations are readily available are valued at the market value of such investments, determined as follows:

Equity securities

Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business (usually 4:00 p.m. Eastern Time) on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. For securities traded on NASDAQ, the official closing price quoted by NASDAQ for that security is used. Equity securities that are traded on neither a national securities exchange nor on NASDAQ are valued at the last sale price at the close of business on the New York Stock Exchange, if a last sale price is available, or otherwise at the mean of the closing bid and asked prices. Such an equity security may also be valued at fair value as determined in good faith using procedures approved by the Board of Trustees if events materially affecting its value occur between the time its price is determined and the time an Underlying Fund’s NAV is calculated.

Foreign investments

Underlying Fund investments traded on a foreign exchange or in foreign markets are valued at the last sale price or official closing price reported on the local exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. Since the trading of investments on a foreign exchange or in foreign markets is normally completed before the end of a valuation day, such valuation does not take place contemporaneously with the determination of the valuation of certain other investments held by the Underlying Fund for purposes of calculating the NAV. Because events affecting the value of foreign investments occur between the time their share price is determined and the time when an Underlying Fund’s NAV is calculated, such investments will be valued at fair value as determined in good faith using procedures approved by the Board of Trustees. For these securities, the Underlying Fund uses a fair value pricing service approved by the Board of Trustees. This pricing service employs quantitative models to value foreign equity securities in order to adjust for stale pricing, which occurs between the close of certain foreign exchanges and the close of the NYSE. Fair value pricing is subjective in nature and the use of fair value pricing by the Underlying Fund may cause the NAV of the Underlying Fund’s shares to differ significantly from the NAV that would have been calculated using market prices at the close of the foreign exchange on which a portfolio security is primarily traded.

Debt securities

Debt securities for which market quotations are readily available are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). These values will be derived utilizing an independent pricing service except when it is believed that the prices do not accurately reflect the security’s fair value.

Values for debt securities, including money market instruments (other than those in the Money Market Fund), may also be derived from a pricing matrix that has various types of debt securities along one axis and various maturities along the other.

All debt securities may also be valued at fair value as determined in good faith using procedures approved by the Board of Trustees. The use of a price derived from a pricing matrix is a method of fair value pricing.

Special valuation procedures for the Money Market Fund

For the Money Market Fund, all of its assets are valued on the basis of amortized cost in an effort to maintain a constant net asset value per share of $1.00. The Board has determined that such valuation is in the best interests of the Fund and its shareholders. Under the amortized cost method of valuation, securities are valued at cost on the date of their acquisition, and thereafter a constant accretion of any discount or amortization of any premium to maturity is assumed. While this method provides certainty in valuation, it may result in periods in which value as determined by amortized cost is higher or lower than the price the Fund would receive if it sold the security. During such periods, the quoted yield to investors may differ somewhat from that obtained by a similar fund that uses available market quotations to value all of its securities.

The Board of Trustees has established procedures reasonably designed, taking into account current market conditions and the Money Market Fund’s investment objective, to stabilize the net asset value per share for purposes of sales and redemptions at $1.00. These procedures include review by the Board of Trustees, at such intervals as it deems appropriate, to determine the extent, if any, to which the net asset value per share calculated by using available market quotations deviates by more than ½ of one percent from $1.00 per share. In the event such deviation should exceed ½ of one percent, the Board of Trustees will promptly consider initiating corrective action. If the Board of Trustees believes that the extent of any deviation from a $1.00 amortized cost price per share may result in material dilution or other unfair results to new or existing shareholders, it

50     Statement of Additional Information  ■  TIAA-CREF Funds  ■  Funds-of-Funds

will take such steps as it considers appropriate to eliminate or reduce these consequences to the extent reasonably practicable. Such steps may include: (1) selling securities prior to maturity; (2) shortening the average maturity of the Fund; (3) withholding or reducing dividends; or (4) utilizing a net asset value per share determined from available market quotations. Even if these steps were taken, the Money Market Fund’s net asset value might still decline.

Options and futures

Portfolio investments underlying options are valued as described above. Stock options written by an Underlying Fund are valued at the last quoted sale price, or at the closing bid price if no sale is reported for the day of valuation as determined on the principal exchange on which the option is traded. The value of an Underlying Fund’s net assets will be increased or decreased by the difference between the premiums received on writing options and the costs of liquidating such positions measured by the closing price of the options on the date of valuation.

For example, when an Underlying Fund writes a call option, the amount of the premium is included in the Fund’s assets and an equal amount is included in its liabilities. The liability thereafter is adjusted to the current market value of the call. Thus, if the current market value of the call exceeds the premium received, the excess would be unrealized depreciation; conversely, if the premium exceeds the current market value, such excess would be unrealized appreciation. If a call expires or if the Underlying Fund enters into a closing purchase transaction, it realizes a gain (or a loss if the cost of the transaction exceeds the premium received when the call was written) without regard to any unrealized appreciation or depreciation in the underlying securities, and the liability related to such call is extinguished. If a call is exercised, the Underlying Fund realizes a gain or loss from the sale of the underlying securities and the proceeds of the sale are increased by the premium originally received.

A premium paid on the purchase of a put will be deducted from an Underlying Fund’s assets and an equal amount will be included as an investment and subsequently adjusted to the current market value of the put. For example, if the current market value of the put exceeds the premium paid, the excess would be unrealized appreciation; conversely, if the premium exceeds the current market value, such excess would be unrealized depreciation.

Stock and bond index futures, and options thereon, which are traded on commodities exchanges, are valued at their last sale prices as of the close of such commodities exchanges.

Investments for which market quotations are not readily available

Portfolio securities or other assets for which market quotations are not readily available will be valued at fair value as determined in good faith using procedures approved by the Board of Trustees. For more information about the Funds’ fair value pricing procedures, see “Calculating Share Price” in the Prospectuses.

Tax status

The following discussion of the federal tax status of the Funds is a general and abbreviated summary based on tax laws and regulations in effect on the date of this SAI. Tax law is subject to change by legislative, administrative or judicial action.

This discussion does not address all aspects of taxation (including state, local and foreign taxes) that may be relevant to particular shareholders in light of their own investment or tax circumstances, or to particular types of shareholders (including insurance companies, tax-deferred retirement plans, financial institutions, broker-dealers, foreign corporations and persons who are not citizens or residents of the United States) subject to special treatment under the federal income tax laws. This summary is based on the Code, the regulations thereunder, published rulings and court decisions, all as currently in effect. These laws are subject to change, possibly on a retroactive basis.

YOU ARE ADVISED TO CONSULT YOUR OWN TAX ADVISOR WITH RESPECT TO THE TAX CONSEQUENCES OF AN INVESTMENT IN A FUND IN LIGHT OF YOUR PARTICULAR CIRCUMSTANCES. THIS DISCUSSION IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING.

Qualification as regulated investment company

Each Fund is treated as a separate taxpayer for federal income tax purposes. Each Fund has elected or will elect to be treated as a regulated investment company under Subchapter M of Chapter 1 of the Code and intends to qualify as a regulated investment company each year. If a Fund: (1) continues to qualify as a regulated investment company, and (2) distributes to its shareholders an amount at least equal to the sum of 90% of its investment company taxable income (including for this purpose its net ordinary investment income and realized net short-term capital gains) and 90% of its tax-exempt interest income (reduced by certain expenses) (the “90% distribution requirement”), which the Trust intends each Fund to do, then under the provisions of Subchapter M of the Code the Fund should have little or no liability for federal income taxes. In particular, a Fund will not be subject to federal income tax on the portion of its investment company taxable income and net capital gain (i.e., realized net long-term capital gain in excess of realized net short-term capital loss) it distributes to shareholders (or treats as having been distributed to shareholders).

TIAA-CREF Funds  ■  Funds-of-Funds  ■  Statement of Additional Information     51

Each Fund generally will endeavor to distribute (or treat as deemed distributed) to shareholders all of its investment company taxable income and its net capital gain, if any, for each taxable year so that it will not incur federal income taxes on its earnings.

A Fund must meet several requirements to maintain its status as a regulated investment company. These requirements include the following: (1) at least 90% of its gross income for each taxable year must be derived from (a) dividends, interest, payments with respect to loaned securities, gains from the sale or disposition of securities (including gains from related investments in foreign currencies), and other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such securities or currencies; and (b) net income derived from an interest in a qualified publicly traded partnership (“PTP”); and (2) at the close of each quarter of the Fund’s taxable year, (a) at least 50% of the value of the Fund’s total assets must consist of cash, cash items, securities of other regulated investment companies, U.S. Government securities and other securities that, with respect to any one issuer, do not represent more than 5% of the value of the total assets of the Fund or more than 10% of the outstanding voting securities of such issuer; or more than 10% of a PTP’s equity securities and (b) the Fund must not invest more than 25% of its total assets in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), the securities of two or more issuers that are controlled by the Fund and that are engaged in the same or similar trades or businesses or related trades or business, or the securities of one or more PTPs.

If for any taxable year a Fund fails to qualify as a regulated investment company or fails to satisfy the 90% distribution requirement, then all of its taxable income would be subject to federal, and possibly state, income tax at regular corporate rates (without any deduction for distributions to its shareholders) and distributions to its shareholders would generally constitute ordinary income (including dividends derived from interest on tax-exempt obligations) to the extent of such Fund’s available earnings and profits.

Equalization accounting

Each Fund may use the so-called “equalization method” of accounting to allocate a portion of its “earnings and profits,” which generally equals a Fund’s undistributed net investment income and realized capital gains, with certain adjustments, to redemption proceeds. This method permits a Fund to achieve more balanced distributions for both continuing and redeeming shareholders. Although using this method generally will not affect a Fund’s total returns, it may reduce the amount that the Fund would otherwise distribute to continuing shareholders by reducing the effect of redemptions of Fund shares on Fund distributions to shareholders. However, the IRS has not expressly sanctioned the particular equalization method used by a Fund, and thus the Fund’s use of this method may be subject to IRS scrutiny.

Distributions to avoid federal excise tax

A regulated investment company generally must distribute in each calendar year an amount equal to at least the sum of:

1. 98% of its ordinary taxable income for the year;

2. 98.2% of its capital gain net income for the twelve months ended on October 31 of that calendar year; and

3. any ordinary income or net capital gain income not distributed or taxed for prior years (the “excise tax avoidance requirements”). To the extent that a regulated investment company fails to do this, it is subject to a 4% nondeductible federal excise tax on undistributed earnings. Therefore, in order to avoid the federal excise tax, each Fund must make (and the Trust intends that each will make) the foregoing distributions.

Capital loss carryforwards

As of May 31, 2015, the following Funds have capital loss “carryforwards” as indicated below. To the extent provided in the Code and regulations thereunder, a Fund may carry forward such capital losses to offset realized capital gains in future years.

Due to large shifts in the ownership percentage of the Lifecycle 2050 Fund in prior years, the use of capital losses and capital loss carryforwards in future fiscal years for the Fund may be subject to limitations under the Code and regulations thereunder.

	Date of expiration
Fund	5/31/2018	Total
Lifecycle 2050 Fund	$89,883	$89,883

Under the Regulated Investment Company Modernization Act of 2010, funds are permitted to carry forward capital losses in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years must be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryovers may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

52     Statement of Additional Information  ■  TIAA-CREF Funds  ■  Funds-of-Funds

Investments in foreign securities

Investment income received from sources within foreign countries, or capital gains earned by a Fund or an Underlying Fund investing in securities of foreign issuers, may be subject to foreign income taxes withheld at the source. In this regard, withholding tax rates in countries with which the United States does not have a tax treaty are often as high as 35% or more. The United States has entered into tax treaties with many foreign countries that may entitle a Fund to a reduced rate of tax or exemption from tax on this related income and gains. The effective rate of foreign tax cannot be determined at this time since the amount of a Fund’s assets to be invested within various countries is not now known. The Funds intend to operate so as to qualify for applicable treaty-reduced rates of tax.

If a Fund qualifies as a regulated investment company under the Code, and if more than 50% of the Fund’s total assets at the close of the taxable year consists of securities of foreign corporations, then the Fund or an Underlying Fund may elect, for U.S. federal income tax purposes, to treat foreign income taxes paid by the Fund (including certain withholding taxes that can be treated as income taxes under U.S. income tax principles) as paid by its shareholders. If a Fund makes such an election, an amount equal to the foreign income taxes paid by the Fund would be included in the income of its shareholders and the shareholders often would be entitled to credit their portions of this amount against their U.S. tax liabilities, if any, or to deduct those portions from their U.S. taxable income, if any. Shortly after any year for which such an election is made, the Fund will report to shareholders, in writing, the amount per share of foreign tax that must be included in each shareholder’s gross income and the amount that will be available as a deduction or credit. Certain limitations based on the unique tax situation of a shareholder may apply to limit the extent to which the credit or the deduction for foreign taxes may be claimed by such shareholder.

If a Fund or an Underlying Fund acquires stock in certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, rents, royalties or capital gain) or hold at least 50% of their total assets in investments producing such passive income (“passive foreign investment companies”), that Fund could be subject to federal income tax and additional interest charges on “excess distributions” received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the Fund is timely distributed to its shareholders. The Fund would not be able to pass through to its shareholders any credit or deduction for such a tax. Certain elections may, if available, ameliorate these adverse tax consequences, but any such election requires the applicable Fund to recognize taxable income or gain without the concurrent receipt of cash. Any Fund that acquires stock in foreign corporations may limit and/or manage its holdings in passive foreign investment companies to minimize its tax liability.

Foreign exchange gains and losses realized by a Fund or an Underlying Fund in connection with certain transactions involving non-dollar debt securities, certain foreign currency futures contracts, foreign currency option contracts, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Code provisions that generally treat such gains and losses as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders. Any such transactions that are not directly related to a Fund’s investment in securities (possibly including speculative currency positions or currency derivatives not used for hedging purposes) could, under future United States Treasury regulations, produce income not among the types of “qualifying income” from which the Fund must derive at least 90% of its annual gross income.

Investments with original issue discount

Each Fund or an Underlying Fund that invests in certain payment-in-kind instruments, zero coupon securities or certain deferred interest securities (and, in general, any other securities with original issue discount or with market discount if the Fund elects to include market discount in current income) must accrue income on such investments prior to the receipt of the corresponding cash. However, because each Fund must meet the 90% distribution requirement to qualify as a regulated investment company, a Fund may have to dispose of its portfolio investments under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy distribution requirements.

Options, futures, and swaps

A Fund or an Underlying Fund’s transactions in options contracts and futures contracts are subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Fund (that is, may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer losses of the Fund. These rules (1) could affect the character, amount and timing of distributions to shareholders of a Fund, (2) could require the Fund to “mark to market” certain types of the positions in its portfolio (that is, treat them as if they were closed out) and (3) may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the 90% distribution requirement and the excise tax avoidance requirements described above. To mitigate the effect of these rules and prevent disqualification as a regulated investment company, each Fund seeks to monitor its transactions, seeks to make the appropriate tax elections and seeks to make the appropriate entries in its books and records when it acquires any option, futures contract or hedged investment.

TIAA-CREF Funds  ■  Funds-of-Funds  ■  Statement of Additional Information     53

The federal income tax rules applicable to interest rate swaps, caps and floors are unclear in certain respects, and a Fund or an Underlying Fund may be required to account for these transactions in a manner that, in certain circumstances, may limit the degree to which it may utilize these transactions. Among other things, there is uncertainty concerning when income or loss is recognized for tax purposes and whether such income or loss is capital or ordinary. In addition, the application of the diversification tests described above with respect to such instruments is uncertain. As a result, any Fund investing in these instruments may limit and/or manage its holdings of these instruments in order to avoid disqualification of the Fund as a regulated investment company and to minimize the potential negative tax consequences to the Fund from a successful challenge by the IRS with respect to the Fund’s treatment of these instruments.

Shareholder taxation

The following discussion of certain federal income tax issues of shareholders of the Funds is a general and abbreviated summary based on tax laws and regulations in effect on the date of this SAI.

Tax law is subject to change by legislative, administrative or judicial action. The following discussion relates solely to U.S. federal income tax law as applicable to U.S. taxpayers (e.g., U.S. residents and U.S. domestic corporations, partnerships, trusts or estates). The discussion does not address special tax rules applicable to certain classes of investors, such as qualified retirement accounts or trusts, tax-exempt entities, insurance companies, banks and other financial institutions or non-U.S. taxpayers. Dividends, capital gain distributions, and ownership of or gains realized on the redemption (including an exchange) of the shares of a Fund may also be subject to state, local and foreign taxes. Shareholders should consult their own tax advisors as to the federal, state, local or foreign tax consequences of ownership of shares of, and receipt of distributions from, the Funds in their particular circumstances.

Distributions

Distributions of a Fund’s investment company taxable income are taxable as ordinary income to shareholders to the extent of the Fund’s current or accumulated earnings and profits, whether paid in cash or reinvested in additional shares. Any distribution of a Fund’s net capital gain properly designated by a Fund as “capital gain dividends” is taxable to a shareholder as long-term capital gain regardless of a shareholder’s holding period for his, her or its shares and regardless of whether paid in cash or reinvested in additional shares. Distributions, if any, in excess of earnings and profits usually constitute a return of capital, which first reduces an investor’s tax basis in a Fund’s shares and thereafter (after such basis is reduced to zero) generally gives rise to capital gains. Shareholders electing to receive distributions in the form of additional shares have a cost basis for federal income tax purposes in each share so received equal to the amount of cash they would have received had they elected to receive the distributions in cash.

At a Fund’s option, it may retain some or all of its net capital gain for a tax year, but designate the retained amount as a “deemed distribution.” In that case, among other consequences, the Fund pays tax on the retained amount for the benefit of its shareholders, the shareholders are required to report their share of the deemed distribution on their tax returns as if it had been distributed to them, and the shareholders may report a credit for the tax paid thereon by the Fund. The amount of the deemed distribution net of such tax is added to the shareholder’s cost basis for his, her or its shares. Since the Funds expect to pay tax on any retained net capital gain at its regular corporate capital gain tax rate, and since that rate is in excess of the maximum rate currently payable by individuals on long-term capital gain, the amount of tax that individual shareholders are treated as having paid will exceed the amount of tax that such shareholders would be required to pay on the retained net capital gains. A shareholder that is not subject to U.S. federal income tax or tax on long-term capital gains should be able to file a return on the appropriate form or a claim for refund that allows such shareholder to recover the taxes paid on his, her or its behalf. In the event the Funds choose this option, they must provide written notice to the shareholders prior to the expiration of 60 days after the close of the relevant tax year.

Any dividend declared by a Fund in October, November or December of any calendar year, payable to shareholders of record on a specified date in such a month and actually paid during January of the following year, is treated as if it had been received by the shareholders on December 31 of the year in which the dividend was declared.

Buying a dividend

An investor should consider the tax implications of buying shares just prior to a distribution. Even if the price of the shares includes the amount of the forthcoming distribution, the shareholder generally will be taxed upon receipt of the distribution and is not entitled to offset the distribution against the tax basis in his, her or its shares. In addition, an investor should be aware that, at the time the investor purchases shares of a Fund, a portion of the purchase price is often attributable to realized or unrealized appreciation in the Fund’s portfolio or undistributed taxable income of the Fund. Subsequent distributions from such appreciation or income may be taxable to such investor even if the net asset value of the investor’s shares is, as a result of the distributions, reduced below the investor’s cost for such shares, and the distributions in reality represent a return of a portion of the purchase price.

54     Statement of Additional Information  ■  TIAA-CREF Funds  ■  Funds-of-Funds

Qualified dividend income

Individual shareholders may be eligible to treat a portion of a Fund’s ordinary income dividends as “qualified dividend income” that is subject to tax at the same reduced maximum rates applicable to long-term capital gains. Corporations are not eligible for the reduced maximum rates on qualified dividend income. The Fund must designate the portion of its distributions that are eligible to be treated as qualified dividend income in a written notice within 60 days of the close of the relevant taxable year. In general, the maximum amount of distributions by a Fund that may be designated as qualified dividend income for that taxable year is the total amount of qualified dividend income received by that Fund during such year. If the qualified dividend income received by a Fund is equal to 95% (or a greater percentage) of the Fund’s gross income (exclusive of net capital gain) in any taxable year, all of the ordinary income dividends paid by the Fund will be qualified dividend income. A Fund may receive qualified dividend income to the extent it receives qualifying distributions from Underlying Funds and meets certain holding period requirements with respect to the Underlying Fund. In order to constitute qualified dividend income to the Underlying Fund, a dividend must be received from a U.S. domestic corporation (other than dividends from tax-exempt corporations and certain dividends from real estate investment trusts and other regulated investment companies) or a qualified foreign corporation. In addition, the dividend must be paid in respect of the stock that has been held by the Underlying Fund, for federal income tax purposes, for at least 61 days during the 121-day period that begins 60 days before the stock becomes ex-dividend. In order to be eligible to treat a dividend from a Fund as qualified dividend income, individual shareholders must also meet the foregoing minimum holding period requirements with respect to their shares of the applicable Fund.

Dividends-received deduction

A Fund’s ordinary income dividends to corporate shareholders may, if certain conditions are met, qualify for the dividends-received deduction to the extent that the Fund has received qualifying dividend income from Underlying Funds during the taxable year. Capital gain dividends distributed by the Fund are not eligible for the dividends-received deduction. In order to constitute a qualifying dividend, a dividend must be from a U.S. domestic corporation in respect of the stock of such corporation that has been held by the Fund, for federal income tax purposes, for at least 46 days during the 91-day period that begins 45 days before the stock becomes ex-dividend (or, in the case of preferred stock, 91 days during the 181-day period that begins 90 days before the stock becomes ex-dividend). The Fund must also designate the portion of any distribution that is eligible for the dividends-received deduction in a written notice within 60 days of the close of the relevant taxable year. In addition, in order to be eligible to claim the dividends-received deduction with respect to distributions from a Fund, corporate shareholders must meet the foregoing minimum holding period requirements with respect to their shares of the applicable Fund. If a corporation borrows to acquire shares of a Fund, it may be denied a portion of the dividends-received deduction it would otherwise be eligible to claim. The entire qualifying dividend, including the otherwise deductible amount, is included in determining the excess (if any) of a corporate shareholder’s adjusted current earnings over its alternative minimum taxable income, which may increase its alternative minimum tax liability. Additionally, any corporate shareholder should consult its tax advisor regarding the possibility that its basis in its shares may be reduced, for federal income tax purposes, by reason of “extraordinary dividends” received with respect to the shares, for the purpose of computing its gain or loss on redemption or other disposition of the shares.

Gains and losses on redemptions

A shareholder generally recognizes taxable gain or loss on a sale or redemption (including by exercise of the exchange privilege) of his, her or its shares. The amount of the gain or loss is measured by the difference between the shareholder’s adjusted tax basis in his, her or its shares and the amount of the proceeds received in exchange for such shares. Any gain or loss arising from (or, in the case of distributions in excess of earnings and profits, treated as arising from) the sale or redemption of shares generally is a capital gain or loss. This capital gain or loss normally is treated as a long-term capital gain or loss if the shareholder has held his, her or its shares for more than one year at the time of such sale or redemption; otherwise, it generally will be classified as short-term capital gain or loss. If, however, a shareholder receives a capital gain dividend with respect to any share of a Fund, and if the share is sold before it has been held by the shareholder for at least six months, then any loss on the sale or exchange of the share, to the extent of the capital gain dividend, is treated as a long-term capital loss. In addition, all or a portion of any loss realized upon a taxable disposition of shares may be disallowed if other shares of the same Fund are purchased (including any purchase through a reinvestment of distributions from the Fund) within 30 days before or after the disposition. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Also, if a shareholder who incurred a sales charge on the acquisition of shares of a Fund sells his, her or its shares within 90 days of purchase and subsequently acquires shares of another Fund of the Trust on which a sales charge normally is imposed without paying such sales charge in accordance with the exchange privilege described in the Prospectuses, such shareholder will not be entitled to include the amount of the sales charge in his, her or its basis in the shares sold for purposes of determining gain or loss. In these cases, any gain on the disposition of the shares of the Fund is increased, or loss decreased, by the amount of the sales charge paid when the shares were acquired, and that amount will increase the adjusted basis of the shares of the Fund subsequently acquired.

TIAA-CREF Funds  ■  Funds-of-Funds  ■  Statement of Additional Information     55

Each Fund is required to report to the IRS and furnish to certain Fund shareholders the cost basis information for sale transactions of shares purchased on or after January 1, 2012. Shareholders may elect to have one of several cost basis methods applied to their account when calculating the cost basis of shares sold, including average cost, “first-in, first-out” (“FIFO”), or some other specific identification method. Unless you instruct otherwise, the Fund will use average cost as its default cost basis method, and will treat sales as first coming from shares purchased prior to January 1, 2012. If average cost is used for a shareholder’s first sale of the Fund shares covered by these new rules, the shareholder may only use an alternative cost basis method for shares purchased prospectively. Fund shareholders should consult with their tax advisors to determine the best cost basis method for their tax situation.

For shares you sell that were purchased prior to January 1, 2012, you will be sent a statement showing how many shares you sold and at what price. However, the statement will not include cost basis information and will not be furnished to the IRS. You or your tax preparer must determine whether this sale resulted in a capital gain or loss and the amount of tax to be paid on any gain. Be sure to keep your regular account statements; the information they contain will be essential in calculating the amount of your capital gains or losses.

Deduction of capital losses

Non-corporate shareholders with net capital losses for a year (i.e., capital losses in excess of capital gains) generally may deduct up to $3,000 of such losses against their ordinary income each year; any net capital losses of a non-corporate shareholder in excess of $3,000 generally may be carried forward and used in subsequent years as provided in the Code. Corporate shareholders generally may not deduct any net capital losses for a year, but may carry back such losses for three years or carry forward such losses for five years.

Reports to shareholders

The Funds send to each of their shareholders, as promptly as possible after the end of each calendar year, a notice detailing on a per share and per distribution basis, the amounts includible in such shareholder’s taxable income for such year as ordinary income (including any portion eligible to be treated as qualified dividend income or to be deducted pursuant to the dividends-received deduction) and as long-term capital gain. In addition, the federal tax status of each year’s distributions generally is reported to the IRS.

Backup withholding

The Funds may be required to withhold U.S. federal income tax (“backup withholding”) from all distributions payable to: (1) any shareholder who fails to furnish a Fund with a correct taxpayer identification number or a certificate that the shareholder is exempt from backup withholding and (2) any shareholder with respect to whom the IRS notifies the Fund that the shareholder has failed to properly report certain interest and dividend income to the IRS and to respond to notices to that effect. The backup withholding is not an additional tax and may be returned or credited against a taxpayer’s regular federal income tax liability if appropriate information is provided to the IRS.

Shares held in certain custody accounts

Shares held in custody accounts as permitted by Code Sections 403(b)(7) and 408 (IRAs) are subject to special tax treatment. The federal income tax on earnings in such accounts is deferred, and there are restrictions on the amounts that can be distributed from such accounts without adverse federal income tax consequences for investors in such accounts. Distributions from such accounts may be subject to taxation as ordinary income in the year distributed and investors in such accounts may have to pay a penalty tax for certain distributions.

Shareholders invested through such accounts should consult their tax advisor or TIAA-CREF for more information.

Brokerage allocation

Each Fund will purchase and sell the principal portion of its portfolio securities (i.e., shares of the Underlying Funds) by dealing directly with the issuer—the Underlying Funds. As such, the Funds incur minimal brokerage commissions but do incur commissions on certain instruments such as ETFs. As shown in the table below, certain Funds have increased their purchases of ETFs and have had corresponding increases in the amount of commissions paid. The aggregate amounts of brokerage commissions paid by the Funds for the fiscal year ended May 31, 2015, May 31, 2014 and May 31, 2013 were as follows:

56     Statement of Additional Information  ■  TIAA-CREF Funds  ■  Funds-of-Funds

Fund	May 31, 2015	May 31, 2014	May 31, 2013
Lifecycle Retirement Income Fund	$—	$105	$72
Lifecycle 2045 Fund	—	—	315
Lifecycle 2055 Fund	—	182	153
Lifecycle 2060 Fund	12	—	—
Lifecycle Index Retirement Income Fund	225	90	76
Lifecycle Index 2010 Fund	57	98	63
Lifecycle Index 2015 Fund	123	—	102
Lifecycle Index 2020 Fund	587	—	134
Lifecycle Index 2025 Fund	—	—	267
Lifecycle Index 2030 Fund	—	—	114
Lifecycle Index 2035 Fund	—	—	766
Lifecycle Index 2040 Fund	—	—	732
Lifecycle Index 2045 Fund	—	491	956
Lifecycle Index 2050 Fund	123	804	825
Lifecycle Index 2055 Fund	95	241	57
Lifestyle Income Fund	17	65	78
Lifestyle Conservative Fund	—	121	205
Lifestyle Moderate Fund	—	474	355
Lifestyle Growth Fund	127	109	209
Lifestyle Aggressive Growth Fund	47	260	174

The following table shows the aggregate amount of brokerage commissions paid by the Funds to firms that provided research services in fiscal year ended May 31, 2015. Note that the provision of research services was not necessarily a factor in the placement of business with these firms.

Fund	Commissions
Lifecycle 2060 Fund	$12
Lifecycle Index Retirement Income Fund	118
Lifecycle Index 2020 Fund	186
Lifecycle Index 2055 Fund	58
Lifestyle Income Fund	17
Lifestyle Growth Fund	25
Lifestyle Aggressive Growth Fund	47

Advisors is responsible for decisions to buy and sell securities for the Underlying Funds as well as for selecting brokers and, where applicable, negotiating the amount of the commission rate paid. It is the intention of Advisors to place brokerage orders with the objective of obtaining the best execution, which includes such factors as best price, research and available data. Advisors may consider other factors, including, among others, the broker’s reputation, specialized expertise, special capabilities or efficiency. When purchasing or selling securities traded on the over-the-counter market, Advisors generally will execute the transactions with a broker engaged in making a market for such securities. When Advisors deems the purchase or sale of a security to be in the best interests of more than one Underlying Fund, it may, consistent with its fiduciary obligations, aggregate the securities to be sold or purchased. When Advisors deems the purchase or sale of a security to be in the best interests of an Underlying Fund, its personnel also may, consistent with their fiduciary obligations, decide either to buy or to sell a particular security for the Underlying Fund at the same time as for other funds that it may be managing, or that may be managed by its affiliate, Investment Management, another investment adviser subsidiary of TIAA. In that event, allocation of the securities purchased or sold, as well as the expenses incurred in the transaction, will be made in an equitable manner.

Domestic brokerage commissions are negotiated, as there are no standard rates. All brokerage firms provide the service of execution of the order made; some brokerage firms also provide research and statistical data, and research reports on particular companies and industries are customarily provided by brokerage firms to large investors. In negotiating commissions, consideration is given by Advisors to the quality of execution provided and to the use and value of the research. The valuation of such research may be judged with reference to a particular order or, alternatively, may be judged in terms of its value to the overall management of the portfolio or the portfolios of other clients. Currently, some foreign brokerage commissions are fixed

TIAA-CREF Funds  ■  Funds-of-Funds  ■  Statement of Additional Information     57

under local law and practice. There is, however, an ongoing trend in many countries to adopt a new system of negotiated commissions.

Transactions in fixed-income instruments with dealers generally involve spreads rather than commissions. That is, the dealer generally functions as a principal, generating income from the spread between the dealer’s purchase and sale prices, rather than as a broker charging a proportional or fixed fee.

Advisors may place orders with brokers providing research and statistical data services even if lower commissions may be available from brokers not providing such services. When doing so, Advisors will determine in good faith that the commissions negotiated are reasonable in relation to the value of the brokerage and research provided by the broker viewed in terms of either that particular transaction or of the overall responsibilities of Advisors to the Underlying Funds or other clients. In reaching this determination, Advisors will not necessarily place a specific dollar value on the brokerage or research services provided nor determine what portion of the broker’s compensation should be related to those services. Advisors may also place orders with brokers who, through the use of commission-sharing arrangements, obtain research from other broker-dealers and research providers for the benefit of Advisors and its client or proprietary accounts.

Research or services obtained for one Underlying Fund may be used by Advisors in managing other Underlying Funds and other investment company clients and advisory clients of Advisors. Research or services obtained for the Trust also may be used by personnel of Advisors in managing other investment company accounts, or by Investment Management for the CREF accounts.

Information about the amounts of commissions paid by the Underlying Funds is included in the SAI for the Underlying Funds.

Directed brokerage

In accordance with the 1940 Act, the Funds and Underlying Funds have adopted a policy prohibiting the Funds from compensating brokers or dealers for the sale or promotion of Fund shares by the direction of portfolio securities transactions for the Funds to such brokers or dealers. In addition, Advisors has instituted policies and procedures so that Advisors’ personnel do not violate this policy of the Underlying Funds.

Legal matters

All matters of applicable state law pertaining to the Funds have been passed upon by Jonathan Feigelson, Senior Managing Director, General Counsel of the Trust (and TIAA and CREF). Dechert LLP serves as legal counsel to the Funds and has provided advice to the Funds related to certain matters under the federal securities laws.

Experts

The financial statements incorporated into this SAI by reference to the Annual Report to shareholders for the fiscal year ended May 31, 2015 have been so incorporated in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

Financial statements

The audited financial statements of the Funds are incorporated herein by reference to the Trust's Annual Reports on Form N-CSR for the fiscal period ended May 31, 2015. These financial statements have been filed with the SEC and the reports have been provided to all shareholders. The Funds will furnish you, without charge, another copy of the Annual Report on request.

Appendix A: TIAA-CREF policy statement on corporate governance

I. Introduction

Purpose and applicability of policy statement

The purpose of this document, including the proxy voting guidelines in Appendix A (the “Policy Statement”), is for Teachers Insurance and Annuity Association-College Retirement Equities Fund (TIAA-CREF) to inform our clients, participants and shareholders, portfolio companies, stakeholders and other institutional investors about the corporate governance and social responsibility practices we expect of our portfolio companies. The principles and guidelines herein disclose how we generally vote proxies of portfolio companies. Additionally, this Policy Statement is intended to serve as a basis for dialogue with boards of directors and senior managers.

The policies and principles herein apply to publicly traded operating companies and may not be directly applicable to open-end investment companies or privately held entities. Although many of the specific policies relate primarily to companies incorporated in the United States, the underlying principles apply to all public companies in which TIAA-CREF invests throughout

58     Statement of Additional Information  ■  TIAA-CREF Funds  ■  Funds-of-Funds

the world. Although TIAA is not a publicly traded company, to the extent practicable, TIAA’s internal governance practices are guided by the policies and principles articulated herein.

Why we focus on corporate governance

TIAA-CREF is an institutional investor whose mission is to help those in the academic, medical, cultural, research and government fields plan to and through retirement. We do this with a full array of financial products and services to help our participants and shareholders achieve lifetime financial security. Our clients expect us to be stewards of their savings and to help provide for their financial security.

We believe that good governance practices and responsible corporate behavior contribute to the long-term performance of public companies and are critical to well-functioning securities markets. We also believe that strong corporate governance helps reduce investment risk and ensures that shareholder capital is used effectively.

Institutional investors are the constituency whose interests are best aligned with stable and growing markets because of their long-term orientation. Furthermore, long-term investors have among the most to lose if markets deteriorate and asset prices fall.

Accordingly, we believe it is in our participants’ and shareholders’ economic interest to promote good corporate governance and to monitor and engage with portfolio companies on issues that may affect their long-term, sustainable profits.

For over forty years TIAA-CREF has advocated the merits of involved owners working to improve corporate governance. In the 1970s and 1980s, TIAA-CREF took a leadership role in opposing abusive antitakeover provisions and management entrenchment devices such as dead-hand poison pills. We were also one of the first institutional investors to engage in dialogue with portfolio companies on social responsibility issues such as automotive safety in the United States and apartheid policies in South Africa.

In the 1990s and 2000s, TIAA-CREF continued to strengthen its commitment to responsible investing and good corporate citizenship, including the establishment of the CREF Social Choice Account and other socially screened investment products that give special consideration to social concerns. Additionally, TIAA-CREF focused on influencing companies to adopt best-in-class governance practices and disclosures related to director elections, board structure and compensation.

The repeated corporate crises of the last decade (such as options backdating and other accounting-related fraud, instances of egregious compensation practices connected with poor performance, and most recently, the meltdown of the global financial sector) have highlighted the need for market participants and shareholders to re-commit to practices and behaviors that promote the long-term, sustainable health of our economy. We believe it is important that issuers and shareholders act responsibly to restore and maintain public trust and confidence in the governance of our public corporations.

In this light, we have revised this sixth edition of the Policy Statement to reflect current developments in corporate governance, social and environmental policies, the convergence of best practices across global markets, and enhanced shareholder rights and responsibilities recently granted by the U.S. Securities and Exchange Commission, Congress, and other foreign governments and regulators. Our policies continue to respect the province of boards and management to run the company while safeguarding our rights as shareholders.

The Policy Statement is reviewed periodically and is subject to amendment. The latest edition of the Policy Statement incorporating any amendments is posted on our website (www.tiaa-cref.org).

II. TIAA-CREF’s corporate governance program

A. Introduction

The TIAA and TIAA-CREF Funds Boards have delegated oversight of TIAA-CREF’s corporate governance program, including oversight of management’s development and establishment of portfolio company governance policies, to the TIAA and TIAA-CREF Funds Committees on Corporate Governance and Social Responsibility (separate committees of the TIAA board and the boards of TIAA-CREF affiliated investment companies that meet jointly and are composed entirely of independent trustees, but that vote separately on matters presented to them for approval).

TIAA-CREF’s corporate governance program is administered by a staff of professionals within the Corporate Governance Group who work collaboratively with the Asset Management Group and other internal stakeholders.

B. Governance activities

1. Proxy voting

Proxy voting is a key component of TIAA-CREF’s oversight and engagement program. It is one of our primary methods for exercising our shareholder rights and influencing the behavior of portfolio companies. TIAA-CREF commits substantial resources to making informed voting decisions in furtherance of our mission. All of our voting decisions are made in the best interest of our participants and shareholders.

TIAA-CREF Funds  ■  Funds-of-Funds  ■  Statement of Additional Information     59

TIAA-CREF’s voting policies, as described in this Policy Statement, are implemented on a case-by-case basis by the staff of our Corporate Governance Group. The staff relies on its professional judgment informed by proprietary research, reports provided by a variety of third-party research providers, consultation with our Asset Management Group and our trustees or a committee thereof. Annual disclosure of our proxy votes is available on our website and on the website of the Securities and Exchange Commission.

2. Engagement

Our preference is to engage privately with portfolio companies when we perceive shortcomings in their governance or environmental and social policies and practices that we believe impact their performance. This strategy of “quiet diplomacy” reflects our belief and past experience that informed dialogue with board members and senior executives, rather than public confrontation, will most likely lead to a mutually productive outcome.

We target portfolio companies for engagement based on research and evaluation of their governance and performance. Governance reviews are supplemented by an analysis of each company’s financial condition and risk profile conducted in conjunction with our Asset Management Group.

In prioritizing issues for engagement, we take into account their materiality, their potential impact on TIAA-CREF’s investment performance, their relevance to the marketplace, the level of public interest, the applicability of our policies and the views of TIAA-CREF’s participants and shareholders and institutional clients.

As noted, our preference is for constructive engagement strategies that can utilize private communication, minimize confrontation and attain a negotiated settlement. While quiet diplomacy remains our core strategy, particularly for domestic companies, TIAA-CREF’s engagement program involves many different activities and initiatives. Engagement may include the following activities:

• submitting shareholder resolutions

• withholding or voting against one or more directors

• requesting other investors to support our initiatives

• engaging in collaborative action with other investors

• engaging in public dialogue and commentary

• supporting an election contest or change of control transaction

• conducting a proxy solicitation

• seeking regulatory or legislative relief

• commencing or supporting litigation

• pursuing other enforcement or compliance remedies

TIAA-CREF is committed to engagement with companies and will only consider divesting from a security in the rarest of circumstances. As a matter of general investment policy, we may consider divesting or underweighting a company’s stock from our accounts in cases where we conclude that the financial or reputational risks from a company’s policies or activities are so great that continued ownership of its stock is no longer prudent.

Our policy of engagement over divestment is a matter of principle that is based on several considerations: (i) divestment would eliminate our standing and rights as a shareholder and foreclose further engagement; (ii) divestment would be likely to have negligible impact on portfolio companies or the market; (iii) divestment could result in increased costs and short-term losses; and (iv) divestment could compromise our investment strategies and negatively affect our performance. For these reasons, we believe that divestment does not offer TIAA-CREF an optimal strategy for changing the policies and practices of portfolio companies, nor is it the best means to produce long-term value for our participants and shareholders.

3. Thought leadership

In addition to proxy voting and engagement, which are actions targeted at specific companies, TIAA-CREF believes that it is important to participate in the creation, development and implementation of ideas and practices surrounding corporate governance and social responsibility in order to influence the broadest constituency possible. While the following list of activities is not necessarily exhaustive, it provides an overview of the variety of ways we participate in the corporate governance and social responsibility community.

1.  TIAA-CREF periodically publishes its policies on corporate governance, shareholder rights, social responsibility and related issues. These policies inform portfolio companies and provide the basis for our engagement activities.

2.  TIAA-CREF participates in the public debate over issues of corporate governance and responsible corporate behavior in domestic and international markets.

3.  TIAA-CREF participates in membership organizations and professional associations that seek to promote good corporate governance, protect shareholder rights and advance social responsibility. We also participate in related conferences and

60     Statement of Additional Information  ■  TIAA-CREF Funds  ■  Funds-of-Funds

symposia in order to actively contribute to the development of the emerging corporate governance and social responsibility best practices.

4. TIAA-CREF sponsors research, hosts conferences and works with regulators, legislators, self-regulatory organizations, and other institutional investors to educate the business community and the investing public about governance, shareholder rights and social responsibility.

5. TIAA-CREF submits written comments on regulatory proposals and testifies before various governmental bodies, administrative agencies and self-regulatory organizations.

6.  TIAA-CREF routinely engages with professional service providers (e.g., law, executive recruiting, executive compensation and accounting firms) in order to share knowledge and influence the professionals who advise our portfolio companies on important issues.

4. International corporate governance

With a substantial share of our assets invested in equities of companies listed on foreign markets and with international holdings in over 50 countries, TIAA-CREF is recognized as one of the most influential investors in the world. We have a long history of acting on behalf of our participants and shareholders to improve corporate governance standards globally. Our international governance activities, like our domestic program, are designed to protect our investments, reduce risk and increase shareholder value. We focus our governance efforts in those foreign markets where we currently have, or expect to have in the future, significant levels of capital at risk.

Our international corporate governance program consists of: (i) selective direct engagement with foreign portfolio companies; (ii) selective collaborative engagement with other institutional investors based in foreign markets; (iii) engagement and dialogue with foreign regulators, legislators and industry groups, and (iv) active participation in global corporate governance organizations.

In addition to maintaining a leadership role as an advocate for shareholder rights and good governance globally, TIAA-CREF is committed to using our best efforts to vote our shares in international companies. Our staff is familiar with voting procedures in every country where we invest and we stay abreast of new developments occurring in those markets. Additionally, we promote reforms needed to eliminate cross-border voting inefficiencies and to improve the mechanics of proxy voting globally.

TIAA-CREF has endorsed many of the governance standards of international associations and shareholder organizations. We agree with the widely held view that the harmonization of international governance principles and standards of best practice is essential to achieve efficiency in the global capital markets. Accordingly, our governance initiatives in many non-U.S. markets with less developed corporate governance practices seek to deal with the following problems:

• Robust shareholder rights, basic governance standards of board accountability and independence, full and timely disclosure and financial transparency are in many cases still only aspirational.

• Legal and regulatory systems are still underdeveloped and means of enforcement can often be lacking.

• Listed companies dominated by controlling shareholders often blend characteristics of private and public companies; giving management and insiders too much power and minority shareholders too little.

• Foreign governments retain ownership in many local listed companies and exercise special powers that interfere with capital market efficiency.

• Foreign banks often hold large blocks of shares within the companies they do business that can create conflicts of interest.

• Ambivalence about shareholder engagement, control contests and takeover bids undermines management accountability and market vitality.

• Policies and internal systems designed to avoid bribery and corruption are underdeveloped or nonexistent.

III. Shareholders rights and responsibilities

A. Introduction

TIAA-CREF recognizes that the laws, practices and customs governing company and shareholder interactions continue to vary across the globe despite recent harmonization efforts. However, we believe there are certain shareholder rights that should be respected by all publicly traded operating companies regardless of their domicile. Similarly, shareholders also have a duty to exercise their rights responsibly.

Below we outline TIAA-CREF’s basic expectations for both companies and shareholders. While in some cases the full adoption of these rights and responsibilities may still be aspirational, we believe these principles should be pursued in the interest of maintaining well-functioning markets.

TIAA-CREF Funds  ■  Funds-of-Funds  ■  Statement of Additional Information     61

B. Generally applicable shareholder rights

As owners of equity securities, shareholders rely primarily on a corporation’s board of directors to protect their interests. Unlike other groups that do business with the corporation (e.g., customers, suppliers and lenders), holders of common stock have no clear contractual protection of their interests. Instead, they place their trust in the directors, whom they elect, and use their right to vote at shareholder meetings to ensure the accountability of the board. We believe that the basic rights and principles set forth below should be guaranteed and should govern the conduct of every publicly traded company.

1.  Each Director Should Represent All Shareholders. Shareholders should have the right to expect that each director (including directors who are affiliated with either the company or a particular shareholder) is acting in the interest of all shareholders and not that of a particular constituent, special interest group or dominant shareholder.

2.  One Share, One Vote. Generally, shareholders should have the right to vote in proportion to their economic stake in the company. Each share of common stock should have one vote. The board should not create multiple classes of common stock with disparate or “super” voting rights, nor should it give itself the discretion to cap voting rights that reduce the proportional representation of larger shareholdings. Companies that do not have a one-share-one-vote structure should periodically assess the efficacy of such a structure and provide shareholders with a rationale for maintaining such a structure.

3. Financial Equality. All shareholders should receive fair and equal financial treatment. We support measures designed to avoid preferential treatment of any shareholder.

4. Confidential Voting. Shareholders should be able to cast proxy votes in a confidential manner. Tabulation should be conducted by an Inspector of Election who is independent of management. In a contest for control, it may be appropriate to modify confidentiality provisions in order to ensure the accuracy and fairness of the voting results.

5. Vote Requirements. The board should not impose super-majority vote requirements, except in unusual cases where necessary to protect the interests of minority shareholders. Abstentions should not be included in the vote tabulation, except for purposes of determining whether a quorum is present. Shareholder votes cast “for” or “against” a proposal should be the only votes counted. The board should not combine or “bundle” disparate issues and present them for a single vote. Shareholders should have the right to vote on each separate and distinct issue.

6. Authorization and Issuance of Stock. Shareholders should have the right to approve the authorization of shares of common stock and the issuance of shares for corporate purposes in order to ensure that such actions serve a valid purpose and are consistent with shareholder interests.

7. Antitakeover Provisions. Shareholders should have the right to approve any provisions that alter fundamental shareholder rights and powers. This includes poison pills and other antitakeover devices. We strongly oppose antitakeover plans that contain “continuing director” or “deferred redemption” provisions limiting the discretion of a future board to redeem the plan. We believe that antitakeover measures should be limited by reasonable expiration periods.

8. Board Communication. Shareholders should have the ability to communicate with the board of directors. Companies should adopt and disclose procedures for shareholders to communicate their views and concerns directly to board members. Applicable regulations aimed at preventing selective disclosure of material non-public information should not be used by boards and management as a shield to meaningful dialogue with shareholders.

9. Common Language. Annual meeting agendas and disclosure documents should be published in English, the generally accepted language of international business, whenever a company has accessed global capital. Shareholders should not be disenfranchised as a result of language barriers.

10. Impediments to Voting. Shareholders should be able to vote all their shares without impediments such as share blocking, beneficial owner registration, voting by show of hands, late notification of agenda items or other unreasonable requests. This is particularly problematic in many foreign markets.

11. Vote Confirmation. Shareholders should have the ability to confirm that their votes have been received and tabulated. The proxy voting process involves an extensive network of participants creating a risk that votes submitted by shareholders do not ultimately reach the corporation. Shareholders are devoting an increasing amount of resources to making their voting decisions and should be able to know that they are not being lost in the system.

12. Robust Disclosure. Shareholders should expect robust disclosure on any item on which they are voting. In order to make informed decisions, shareholders should not be reliant on a third party to gather information from multiple sources. Companies should provide information on director qualifications, independence, affiliations, related party transactions, executive compensation, conflicts of interest and other relevant governance information. Additionally, companies should provide audited financial statements that are acceptable under international governance and accounting standards.

C. Shareholder responsibilities

As providers of capital, long-term shareholders have among the most to lose if markets deteriorate and asset prices fall. This is especially true for those institutions who invest on behalf of individuals, such as TIAA-CREF, whose losses can have a broad

62     Statement of Additional Information  ■  TIAA-CREF Funds  ■  Funds-of-Funds

impact on the general public’s long-term financial security. Therefore, it is critical for such investors to participate as active owners of the companies in which they invest. By acting as responsible investors, long-term shareholders help to protect not only their clients but the capital markets as a whole. We believe that the following principles provide a framework for being a responsible investor.

1. Exercise Rights Responsibly. Investors should exercise their rights responsibly to ensure companies are well-managed and positioned to drive long-term value. They should vote their shares diligently, recognizing that they are a valuable asset, and an important means to communicate with the company and other shareholders. Investors should not blindly support management, and should dedicate appropriate resources, including senior management, to proxy decisions. Further, investors should carefully and thoughtfully use the shareholder rights granted to them through regulation or the company’s bylaws. Boards and management should not have to continuously expend corporate resources responding to shareholder demands that the average prudent and responsible shareholder would deem frivolous, unreasonable or immaterial to the long-term health of the company.

2. Hold Boards Accountable. Investors should be willing to take action when they believe the board has not adequately represented their interests. Shareholders should be willing and able to remove directors when they have performed badly or have been unresponsive to less aggressive overtures.

3. Monitor Performance. Once they have made an investment decision, investors should be prepared to monitor companies and they should develop skills to do so. Monitoring includes discussions with both the board and management in differing ways, and engagement with companies on issues of concern. Shareholders should consider many factors in monitoring companies, including long-term performance, board performance, governance and other policies, strategic direction and leadership. Shareholders also should consider factors of risk, both from a perspective of whether appropriate risks are encouraged, but also monitoring performance in the context of the risk taken to achieve desired returns.

4. Promote Aligned Compensation. Shareholders should ensure that compensation policies are performance-based, appropriately tailored to meet the company’s circumstances, integrated into and consistent with the business strategy and have a long-term orientation. There are a variety of ways to achieve these objectives. Nevertheless, these strategies should be based on realistic accounting of profits as well as encompass a measurement of risk. Compensation decisions provide one of the better windows into the boardroom, and clearly reflect on the quality of the board, its priorities, its ability to balance competing interests and its independence from management. Shareholders should strive to provide thoughtful feedback to companies through engagement, proxy votes, investor policy statements and advisory votes on compensation.

5. Defend Integrity of Accounting Standards. Shareholders should take a more active position in defending the integrity of accounting standards. Accounting standards play an important role in our governance system, as the quality of reported information is effectively the lifeblood of financial markets. The purpose of financial statements should be to transparently represent the true condition of the reporting entity. If a company or industry is volatile or risky, the financial statements should represent this. Investors are otherwise unable to effectively judge risk and allocate capital appropriately.

6. Increase Communication. Shareholders and boards should work together to develop constructive solutions to the risks posed by governance problems. Communication can be structured or unstructured or formal or informal, but whatever method is used, it should take place as necessary to ensure alignment and understanding of goals.

7. Encourage Long-Term Orientation. The adoption of a long-term perspective should encourage boards and management to generate policies for sustainable growth and earnings, and discourage excessive short-term risk taking. Investors should have discipline in ensuring that they themselves are acting in the long-term interests of their beneficiaries, ranging from dedicating the proper resources to governance and monitoring to ensuring their own reward system is consistent with a long-term strategy.

8. Strengthen Investors’ Own Governance. Large mutual funds and pension funds hold significant stakes in corporate America and, therefore, have the greatest potential ability to influence corporate policies. However, in order to be credible advocates, they should hold themselves to high standards of governance appropriate for their own operations. Fund governance practices, which understandably differ from governance practices for publicly traded operating companies in certain respects, still should be examined to ensure that any potential conflicts of interests are properly managed and that fiduciary obligations are met.

9. Ensure Responsible Securities Lending. Institutional investors must balance their responsibility to be active owners with their duty to generate optimal financial returns for their beneficiaries. Securities lending practices can create a conflict with respect to whether to recall loaned securities in order to vote, or not to recall in order to preserve lending fee revenue. In the U.S., the lack of advance notice of agenda items prior to the record date can further complicate an investor’s securities recall decision. To address these issues, institutional investors should develop new policies or enhance existing ones governing their securities lending and proxy voting practices. The policies should require the investor to conduct an analysis of the relative value of lending fees versus voting rights in any given situation and require a recall of securities when the investor believes the exercise of voting rights may be necessary to maximize the long-term value of its investments despite

TIAA-CREF Funds  ■  Funds-of-Funds  ■  Statement of Additional Information     63

the loss of lending fee revenue. Further, to the extent practicable and consistent with applicable regulations and existing contractual obligations, the policy should require the investor to monitor its securities lending program.

IV. Corporate governance principles

A. Introduction

TIAA-CREF believes that no matter where a company is located, once it elects to access capital from the public it becomes subject to basic principles of corporate governance. Corporate governance standards must balance two goals—protecting the interests of shareholders while respecting the duty of boards and managers to direct and manage the affairs of the corporation. The corporate governance policies set forth in this Policy Statement seek to ensure board and management accountability, sustain a culture of integrity, contribute to the strength and continuity of corporate leadership and promote the long-term growth and profitability of the business enterprise. At the same time, these policies are designed to safeguard our rights as shareholders and provide an active and vigilant line of defense against fraud, breaches of integrity and abuses of authority.

Below we present our basic expectations of portfolio companies. While we recognize that companies outside the United States are subject to different laws, standards and customs and are mindful that cultural differences need to be respected, we do not believe this should result in companies failing to comply with the principles presented. Furthermore, we are also mindful that companies face unique situations and that a “one size fits all” approach to corporate governance is not practical. However, when a company chooses to not to adopt a generally accepted governance practice, we expect disclosure explaining why such a decision was appropriate.

B. Expectations of portfolio companies

1. The board of directors

The board of directors in their representation of the long-term interest of shareholders is responsible for, among other things: (i) overseeing the development of the corporation’s long-term business strategy and monitoring its implementation; (ii) assuring the corporation’s financial integrity; (iii) developing compensation and succession planning policies; (iv) setting the ethical tone for the company; and (v) ensuring management accountability.

To fulfill these responsibilities, the board must establish good governance policies and practices. Good governance is essential to the board’s fulfillment of its duties of care and loyalty. Shareholders in turn are obligated to monitor the board’s activities and hold directors accountable for the fulfillment of their duties.

TIAA-CREF has adopted the following principles for board structure and process:

Board membership

1. Director Independence. The board should be composed of a substantial majority of independent directors. A periodic examination of all relevant information should be conducted to ensure compliance with this policy. TIAA-CREF has long advocated for director independence, which is now widely accepted as the keystone of good corporate governance. The definition of independence should not be limited to stock exchange listing standards. At a minimum, we believe that to be independent a director and his or her immediate family members should have neither present or recent employment with the company, nor any substantial connection of a personal or financial nature other than ownership of equity in the company. Boards should be mindful that personal or business relationships, even without a financial component, can compromise independence. Any director who a disinterested observer would reasonably consider to have a “substantial” relationship with the company should not be considered independent. Independence requirements should be interpreted broadly to ensure there is no conflict of interest, in fact or in appearance, that might compromise a director’s objectivity and loyalty to shareholders.

2. Director Election. As discussed in more detail below, TIAA-CREF believes that a company’s charter or bylaws should dictate that directors be elected annually by a majority of votes cast.

3. Director Compensation. Directors should have a direct, personal and meaningful investment in the common stock of the company. We believe that stock ownership helps align board members’ interests with those of shareholders. Director compensation programs should include a balanced mix of cash and equity and be structured to encourage a long-term perspective.

4. Disclosure of Monetary Arrangements. Any monetary arrangements between the company and directors outside normal board activities should be approved by the board and disclosed to shareholders. Such monetary arrangements are generally discouraged, as they may compromise a director’s independence.

5. Other Commitments. Prior to nominating directors, the nominating and governance committee should ensure that directors are able to devote the necessary time and energy to fulfill their board responsibilities. Considerations should include, current employment responsibilities, other board and committee commitments and the travel required to attend board meetings in person.

64     Statement of Additional Information  ■  TIAA-CREF Funds  ■  Funds-of-Funds

6. Director Education. Companies should encourage directors to attend education programs offered by the company as well as those offered externally. After an orientation program to acclimate new directors to the company’s operations and culture, directors should also receive continued training to increase their knowledge and understanding of the company’s businesses and operations. They should enroll in education programs to improve their industry-specific knowledge and understanding of their responsibilities.

Director elections

TIAA-CREF has adopted the following policy on director elections:

1. Directors should be elected annually by a majority rather than a plurality of votes cast.*

2. In the election of directors, shareholders should have the right to vote “for,” “against,” or “abstain.”

3. In any election where there are more candidates on the proxy than seats to be filled, directors should be elected by a plurality of votes cast.*

4. Any incumbent candidate in an uncontested election who fails to receive a majority of votes cast should be required to tender an irrevocable letter of resignation to the board. The board should decide promptly whether to accept the resignation or to seat the incumbent candidate and should disclose the reasons for its decision.

5. Amendments to a company’s director election standards should be subject to a majority vote of shareholders.

* Votes cast should include “withholds.” Votes cast should not include “abstains,” except that “abstains” should be counted as present for quorum.

Director nomination

1. Director Retirement Policy. Although TIAA-CREF does not support arbitrary limits on the length of director service, we believe boards should establish a formal director retirement policy. A director retirement policy can contribute to board stability, vitality and renewal.

2. Director Qualifications. The board should be composed of individuals who can contribute expertise and judgment, based on their professional qualifications and business experience. The board should reflect a diversity of background and experience. All directors serving on the audit committee should be financially literate and at least one director should qualify as a financial expert. All directors should be prepared to devote substantial time and effort to board duties, taking into account their other professional responsibilities and board memberships.

3. Shareholder Nominations. Boards should establish and disclose the process by which shareholders can submit nominations to be considered by the board. If the nomination is not accepted, the board should communicate to that shareholder a reason for not accepting the nomination.

4. Proxy Access. TIAA-CREF believes that shareholders should have the right to place their director nominees on the company’s proxy and ballot in accordance with applicable law, or absent such law if reasonable conditions are met. The board should not take actions designed to prevent the full execution of this right.

Board responsibilities

1. Monitoring and Oversight. In fulfilling its duty to monitor the management of the corporate enterprise, the board should: (i) be a model of integrity and inspire a culture of responsible behavior and high ethical standards; (ii) ensure that corporate resources are used only for appropriate business purposes; (iii) mandate strong internal controls, avoid conflicts of interest, promote fiscal accountability and ensure compliance with applicable laws and regulations; (iv) implement procedures to ensure that the board is promptly informed of any violations of corporate standards; (v) through the Audit Committee, engage directly in the selection and oversight of the corporation’s external audit firm; and (vi) develop, disclose and enforce a clear and meaningful set of corporate governance principles.

2. Strategic Business Planning. The board should participate with management in the development of the company’s strategic business plan and should engage in a comprehensive review of strategy with management at least annually. The board should monitor the company’s performance and strategic direction, while holding management responsible for implementing the strategic plan.

3. CEO Selection, Evaluation and Succession Planning. One of the board’s most important responsibilities is the selection, development and evaluation of executive leadership. Strong, stable leadership with proper values is critical to the success of the corporate enterprise. The board should continuously monitor and evaluate the performance of the CEO and senior executives, and should oversee a succession plan for executive management. The board should disclose the succession planning process generally.

4. Equity Policy. The board should develop an equity policy that determines the proportion of the company’s stock to be made available for compensation and other purposes. The policy should establish clear limits on the number of shares to be used for options and other forms of equity grants. The policy should set forth the goals of equity compensation and their links to performance.

TIAA-CREF Funds  ■  Funds-of-Funds  ■  Statement of Additional Information     65

Board operation

1. Board Size. The board should be large enough to provide expertise and diversity and allow key committees to be staffed with independent directors, but small enough to encourage collegial deliberation with the active participation of all members.

2. Executive Sessions. The full board and each board committee should hold regular executive sessions at which only independent directors are present. Executive sessions foster a culture of independence and provide opportunities for directors to engage in open discussion of issues that might be inhibited by the presence of management. Executive sessions can be used to evaluate CEO performance, discuss executive compensation and deal with internal board matters.

3. Board Evaluation. The board should conduct an annual evaluation of its performance and that of its key committees. Evaluation criteria linked to board and committee responsibilities and goals should be set forth in the charter and governance policies. In addition to providing director orientation and education, the board should consider other ways to strengthen director performance, including individual director evaluations.

4. Indemnification and Liability. It is appropriate for companies to indemnify directors for liability and legal expenses that arise in connection with their board service to the extent provided by law. However, when a court, regulator or other authoritative body has made a final determination that serious misconduct (e.g., fraud, gross negligence and breach of duty or loyalty) has occurred, then directors should not be indemnified.

5. Role of the Chairman. In recent years public confidence in board independence has been undermined by an array of scandals, fraud, accounting restatements, options backdating, abuses in CEO compensation, perquisites and special privileges. These issues have highlighted the need for boards to be (and to be perceived as) fully independent, cost conscious, free of conflicts, protective of shareholder interests and capable of objectivity, toughness and independence in their oversight of executive management.

In order to ensure independent oversight, TIAA-CREF believes that the separation of CEO and chair or appointment of a lead independent director is appropriate. In addition to disclosing why a specific structure has been selected, when the CEO and chair roles are combined, a company should disclose how the lead independent director’s role is structured to ensure they provide an appropriate counterbalance to the CEO/chair.

Board organization

Boards should establish at least three standing committees—an audit committee, a compensation committee and a nominating and governance committee—all composed exclusively of independent directors. The credibility of the board will depend in large part on the vigorous demonstration of independence by these standing committees.

While the responsibilities of the three primary standing committees are generally established through laws and listing standards, TIAA-CREF believes that specific attention should be given to the following:

Compensation Committee

The Compensation Committee is responsible for oversight of the company’s compensation and benefit programs, including performance-based plans and policies that attract, motivate, retain and incentivize executive leadership to create long-term shareholder value. Committee members should have an understanding of competitive compensation and be able to critically compare the company’s plans and practices to those offered by the company’s peers. Committee members should be independent-minded, well informed, capable of dealing with sensitive decisions and scrupulous about avoiding conflicts of interest. Committee members should understand the relationship of individual components of compensation to total compensation. The committee, in conjunction with the full board, should confirm that the Compensation Discussion and Analysis (CD&A) accurately reflects the compensation decisions made. Since compensation practices receive such great scrutiny, below we provide principles that we believe should guide the committee’s compensation decisions.

Audit Committee

The Audit Committee oversees the company’s accounting, compliance and in most cases risk management practices. It is responsible for ensuring the full and fair disclosure of the company’s financial condition. The Audit Committee operates at the intersection of the board, management, independent auditors and internal auditors. It has sole authority to hire and fire the corporation’s independent auditors and to set and approve their compensation. The Audit Committee is also responsible for overseeing the adequacy and effectiveness of the company’s internal controls. The internal audit team should report directly to the Audit Committee.

Nominating and Governance Committee

The Nominating and Governance Committee oversees the company’s corporate governance practices and the selection and evaluation of directors. The committee is responsible for establishing board structure and governance policies that conform to regulatory and exchange listing requirements and ensuring the appropriate and effective board oversight of the company’s business. When the company’s board structure and/or governance policies are not consistent with generally accepted best

66     Statement of Additional Information  ■  TIAA-CREF Funds  ■  Funds-of-Funds

practices, the committee should ensure that shareholders are provided with a reasonable explanation why the selected structure and policies are appropriate.

In addition to the three primary standing committees established through laws and listing standards, boards should also establish additional committees as needed to fulfill their duties. These may include executive, corporate governance, finance, technology, investment, customers and product, operations, human resources, public affairs, sustainability and risk committees.

TIAA-CREF has adopted the following principles for committees of the board:

1. Each committee charter should specifically identify the role the committee plays in the overall risk management structure of the board. When a company faces numerous or acute risks, financially or operationally, the board should disclose why the current risk management structure is appropriate.

2. Each committee should have the power to hire independent experts and advisors.

3. Each committee should report to the full board on the issues and decisions for which it is responsible.

4. Whenever a company is the subject of a shareholder engagement initiative or resolution, the appropriate committee should review the matter and the proposed management response.

2. Executive compensation

Recently, there has been an intensive focus on executive compensation by shareholders, legislators, regulators and other observers. TIAA-CREF does not believe in prescribing specific compensation programs or practices for our portfolio companies. We are mindful that each company’s situation is unique and encourage the board to craft a compensation program that is appropriately customized. As long-term investors, we support compensation policies that promote and reward the creation of long-term sustainable shareholder value.

We appreciate that boards of directors, not shareholders, are in the best position to take all of the relevant factors into consideration in establishing an executive compensation program that will attract, retain and appropriately incentivize executive management to strengthen performance and create long-term sustainable value for shareholders.

However, shareholders do have an important role in assessing the board’s stewardship of executive compensation and should engage in discussions when they believe compensation programs are not aligned in the best interests of shareholders. To that end, the board, through its Compensation Committee, along with executive management, is responsible for providing shareholders with a detailed explanation of the company’s compensation philosophy, including explanations of all components of the program, through disclosure in the CD&A and the board Compensation Committee Report.

Although we do not prescribe specifics, below we outline the general principles that should guide the establishment of compensation plans and CD&A disclosures.

General principles

Executive compensation should be based on the following principles:

1. Compensation should be objectively linked to appropriate company-specific metrics that drive long-term sustainable value and reflect operational parameters that are affected by the decisions of the executives being compensated.

2. Compensation plans should be based on a performance measurement cycle that is consistent with the business cycle of the corporation.

3. Compensation should include a mixture of cash and equity that is appropriate based on the company’s compensation philosophy without incentivising excessive risk.

4. Compensation should consider the overall performance of the company as well as be based on each executive’s responsibilities and criteria that are actually within each executive’s control or influence.

5. Compensation should be reasonable by prevailing industry standards, appropriate to the company’s size and complexity, and fair relative to pay practices throughout the company.

6. The board should not unduly rely on comparative industry data and other outside surveys to make compensation determinations; especially if such information is inconsistent with the company’s compensation philosophy.

7. Compensation Committees should work only with consultants who are independent of management.

8. Companies should use peer groups that are consistent with their industry, size, scope and market for executive talent.

9. Executive performance evaluations should include a balance between formulaic and subjective analysis without being overly reliant on either.

10. If employment contracts are in place for named executive officers, such contracts should balance the need to attract and retain the services of the executive with the obligation to avoid exposing the company to liability, unintended costs and excessive transfers of corporate treasury; especially in the event of terminations for misconduct, gross mismanagement or other reasons constituting a “for cause” termination.

TIAA-CREF Funds  ■  Funds-of-Funds  ■  Statement of Additional Information     67

Principles specific to equity-based compensation plans

While equity-based compensation can offer great incentives to management, it can also have great impact on shareholder value. The need for directors to monitor and control the use of equity in executive compensation has increased in recent years. It is the board of directors that is responsible for oversight of the company’s equity compensation programs and for the adequacy of their disclosure.

In general, equity-based compensation should be based upon the following principles:

1. The use of equity in compensation programs should be determined by the board’s equity policy. Dilution of shareholder equity should be carefully considered and managed, not simply an unintended consequence.

2. All plans that provide for the distribution of stock or stock options should be submitted to shareholders for approval.

3. Equity-based plans should take a balanced approach to the types of equity used. Equity that is not linked to performance metrics runs the risk of rewarding or punishing executives for market movements beyond their control.

4. Equity-based plans should be judicious in the use of stock options. When used inappropriately, option grants can provide incentives for management to focus on the company’s short-term stock price rather than long-term performance.

5. Equity-based plans should specifically prohibit “mega grants,” defined as grants to executives of stock options whose value at the time of the grant exceeds a reasonable multiple of the recipient’s total cash compensation.

6. Equity-based plans should establish minimum vesting requirements and avoid accelerated vesting.

7. Equity-based plans should specifically prohibit any direct or indirect change to the strike price or value of options without the approval of shareholders.

8. Companies should support requirements for stock obtained through exercise of options to be held by executives for substantial periods of time, apart from partial sales permitted to meet tax liabilities caused by such exercise. Companies should establish holding periods commensurate with pay level and seniority.

9. Companies should require and specify minimum stock ownership requirements for directors and company executives to ensure their interests are aligned with shareholders.

10. Backdating of option grants should be prohibited. Issuance of stock or stock options timed to take advantage of nonpublic information with short-term implications for the stock price should also be prohibited.

11. Equity plans should prohibit recipients from hedging or otherwise reducing their exposure to changes in the company’s stock price as this can result in their interests no longer being aligned with shareholders.

12. Generally, dividends (or equivalents) associated with unvested shares should be accrued, payable after the shares have vested and such amounts should be disclosed. However, if dividends are paid on unvested shares then such payment amounts should be disclosed along with a reasonable rationale.

Compensation discussion and analysis

A company’s compensation disclosure should be based on the following principles:

1. The disclosure should be clear, concise and generally able to be understood by any reasonably informed shareholder.

2. The disclosure should explain how the program seeks to identify and reward the value added by management.

3. The disclosure should identify how compensation is linked to long-term sustainable value creation.

4. Performance metrics, weights and targets should be disclosed, including why they are appropriate given the company’s business objectives and how they drive long-term sustainable value.

5. When possible, charts should be used in conjunction with narratives to enhance comprehension.

6. When compensation decisions are inconsistent with generally accepted practices, care should be given to provide shareholders with a reasonable explanation as to why such actions were deemed appropriate.

7. Significant changes to the compensation program from year to year and accompanying rationale should be prominently identified.

8. Companies should explain their rationale for the peer group selected, including reasons for (a) changes to the group from year to year and (b) any differences in the peer group of companies used for strategic and business purposes and the peer group used for compensation decisions.

9. Non-GAAP financial performance measures should be presented alongside their GAAP counterparts with an explanation of why each adjustment was made.

10. Tax gross-ups, if not generally available to all employees, should be accompanied by disclosure explaining why they are reasonable and necessary.

11. If employment contracts are in place for named executive officers, such contracts should be disclosed in detail with an explanation of how such contracts are in the best interest of the company and its shareholders.

68     Statement of Additional Information  ■  TIAA-CREF Funds  ■  Funds-of-Funds

V. Environmental and social issues

A. Introduction

As a matter of good corporate governance, boards should carefully consider the strategic impact of environmental and social responsibility on long-term shareholder value. Over the last several years, numerous innovative best practices have emerged within corporations that promote risk management (including reputational risk) and sustainable competitiveness. TIAA-CREF believes that companies and boards should exercise diligence in their consideration of environmental and social issues, analyze the strategic and economic questions they raise and disclose their environmental and social policies and practices. To ensure companies have the best possible information about their relationship with their stakeholders, directors should encourage dialogue between the company and its investors, employees, customers, suppliers and the larger community.

We believe that investors should encourage a long-term perspective regarding sustainability and social responsibility, which may impact the long-term performance of both individual companies and the market as a whole. We communicate directly with companies to encourage careful consideration of sustainable practices and disclosure. TIAA-CREF may support reasonable shareholder resolutions on social and environmental topics that raise relevant economic issues for companies. In casting our votes, we consider whether the resolution respects the proper role of shareholders and boards in overseeing company policy, as well as any steps that the company may have taken to address concerns.

B. Issues of concern

While our policies are not intended to be prescriptive, we believe that the following issues merit board and investor attention:

1. Environment and health

We believe that changes in the natural environment, associated human health concerns, and growing national and international efforts to mitigate these concerns will pose risks and opportunities for companies. In particular:

• A company’s greenhouse gas emissions and its vulnerability to climate change may represent both short-term and long-term potential risks;

• Hazards related to safety or toxic emissions at business facilities may expose companies to such risks as regulatory penalties, legal liability, diminished reputation, increased cost and loss of market share;

• Expectations of growing resource scarcity, especially with regard to energy, biodiversity, water and forest resources present long-term challenges and uncertainties for businesses; and

• Significant public health impacts may result from company operations and products, and global health pandemics may disrupt company operations and long-term growth.

Conversely, strategic management of health and environmental challenges may provide opportunities for enhanced efficiency, reputation, product innovation and competitive advantage. We believe that boards and managers should integrate health and environmental considerations into strategic deliberations. Consistent with long-term business strategic goals, companies should develop and implement policies designed both to mitigate and adapt to these challenges, and to make reasonable disclosures about efforts to manage these concerns.

2. Human rights

Adoption and enforcement of human rights codes and fair labor standards, including supply and distribution chains where appropriate, can help a company protect its reputation, increase worker productivity, reduce liability, improve customer loyalty and gain competitive advantage.

Companies may face legal or reputational risks relating to perceived violations, or complicity in violations, of internationally recognized human rights. While it is the duty of states to protect labor and human rights through the enforcement of national and local laws, companies should strive to respect these rights by developing policies and practices to avoid infringing on the rights of workers, communities and other stakeholders throughout their global operations.

The international community has established numerous conventions, covenants and declarations which together form a generally accepted framework for universal human rights. Though most of these instruments are intended to define state duties, the principles underlying these standards form the basis for public judgments about corporate human rights performance. Companies should determine which of these rights may be impacted by company operations and relationships and adopt labor and human rights policies that are consistent with the fundamental attributes of these norms. Examples include freedom of expression, personal security, indigenous rights and labor standards related to child and forced labor, discrimination, and freedom of association and collective bargaining.

Companies should be transparent about their policies and develop monitoring systems to ensure compliance by employees, and, where appropriate, business partners. Companies should pay heightened attention to human rights in regions characterized by conflict or weak governance, while it may be more appropriate to emphasize legal compliance in stable countries with well-functioning governments and regulatory systems in place.

TIAA-CREF Funds  ■  Funds-of-Funds  ■  Statement of Additional Information     69

In the experience of TIAA-CREF, long-term shareholder engagement with companies is the most effective and appropriate means of promoting corporate respect for human rights. However, in the rarest of circumstances and consistent with Section II of this document, we may, as a last resort, consider divesting from companies we judge to be complicit in genocide and crimes against humanity, the most serious human rights violations, after sustained efforts at dialogue have failed and divestment can be undertaken in a manner consistent with our fiduciary duties.

3. Diversity and non-discrimination

Promoting diversity and maintaining inclusive workplace standards can help companies improve decision making, attract and retain a talented and diverse workforce and compete more effectively. Boards and management should strive to create a culture of inclusiveness and acceptance of differences at all levels of the corporation. Companies should be aware of any potential failures to provide equal opportunities and develop policies and initiatives to address any concerns.

Boards of directors can also benefit from a diversity of perspective and demographics. Though we do not believe in quotas, we believe that nominating committees should develop appropriate diversity criteria for director searches to ensure that candidates are drawn from the broadest possible pool of talent. Companies should disclose how diversity policies support corporate efforts to strengthen the effectiveness of their boards.

Given changing cultural norms, companies should reference sexual orientation and gender identity in corporate non-discrimination policies, even when not specifically required by law.

4. Philanthropy and corporate political influence

Without effective oversight, excessive or poorly managed corporate political spending may pose risks to shareholders, including the risk that corporate political spending may benefit political insiders at the expense shareholder interests. Given increased public scrutiny of corporate political activities, we believe it is the responsibility of company boards to review and disclose the use of corporate assets to influence the outcomes of elections. Companies involved in political activities should disclose information about contributions as well as the board and management oversight procedures designed to ensure that political expenditures are made in compliance with all laws and in the best interests of shareholders.

Boards should also oversee charitable contributions to ensure that these are consistent with the values and strategy of the corporation. Companies should disclose their corporate charitable contributions, and boards should adopt policies that prohibit corporate contributions that would pose any actual or perceived risk to director independence.

5. Product responsibility

Failure to manage the potential hazards created by their products and services can create long-term risks for companies and undermine public faith in the market. Companies that demonstrate ethical behavior and diligence with regard to product safety and suitability can avoid reputational and liability risks and strengthen their competitive position.

Companies should carefully analyze the potential risks related to the use of their products, develop policies to manage any potential concerns, and disclose results to shareholders.

Appendix A: Proxy voting guidelines

A. Introduction

TIAA-CREF’s voting practices are guided by our mission and obligations to our participants and shareholders. As indicated in this Policy Statement, we monitor portfolio companies’ governance, social and environmental practices to ensure that boards consider these factors in the context of their strategic deliberations.

The following guidelines are intended to assist portfolio companies, participants and shareholders and other interested parties in understanding how TIAA-CREF is likely to vote on governance, compensation, social and environmental issues. The list is not exhaustive and does not necessarily represent how TIAA-CREF will vote on any particular proposal. We vote proxies in accordance to what we believe is in the best interest of our participants and shareholders. In making those decisions the Corporate Governance staff takes into account many factors, including input from our Asset Management Group and third-party research. We consider specific company context, including governance practices and financial performance. It is our belief that a one-size-fits-all approach to proxy voting is not appropriate.

We establish voting policies with respect to both management proposals and shareholder resolutions. Our proxy voting decisions with respect to shareholder resolutions may be influenced by several additional factors: (i) whether the shareholder resolution process is the appropriate means of addressing the issue; (ii) whether the resolution promotes good corporate governance and is related to economic performance and shareholder value; and (iii) whether the information and actions recommended by the resolution are reasonable and practical. In instances where we agree with the concerns raised by proponents but do not believe that the policies or actions requested are appropriate, TIAA-CREF will generally abstain on the resolution.

Where appropriate, we will accompany our vote with a letter of explanation.

70     Statement of Additional Information  ■  TIAA-CREF Funds  ■  Funds-of-Funds

B. Guidelines for board-related issues

Policy governing votes on directors:

General Policy: TIAA-CREF will generally vote in favor of the board’s nominees. However, we will consider withholding or voting against some or all directors in the following circumstances:

• When we conclude that the actions of directors are unlawful, unethical, negligent, or do not meet fiduciary standards of care and loyalty, or are otherwise not in the best interest of shareholders. Such actions would include: issuance of backdated or spring loaded options, excessively dilutive equity grants, egregious compensation practices, unequal treatment of shareholders, adoption of inappropriate antitakeover devices, and unjustified dismissal of auditors.

• When directors have failed to disclose, resolve or eliminate conflicts of interest that affect their decisions.

• When less than a majority of the company’s directors are independent, by TIAA-CREF standards of independence.

• When a director has consistently failed to attend board and committee meetings without an appropriate rationale being provided.

In cases where TIAA-CREF decides to withhold or vote against the entire board of directors, we will also abstain or vote against a provision on the proxy granting discretionary power to vote on “other business” arising at the shareholders meeting.

Contested elections:

General Policy: TIAA-CREF will generally vote for the candidates we believe will best represent the interests of long-term shareholders.

Majority vote for the election of directors:

General Policy: As indicated in Section IV of this Policy Statement, TIAA-CREF will generally support shareholder resolutions asking that companies amend their governance documents to provide for director election by majority vote.

Reimbursement of expenses for dissident shareholder nominees:

General Policy: TIAA-CREF will consider on a case-by-case basis shareholder resolutions asking that the company reimburse certain expenses related to the cost of dissident short-slate director campaigns or election contests.

Establish specific board committees:

General Policy: TIAA-CREF will generally vote against shareholder resolutions asking the company to establish specific board committees unless we believe specific circumstances dictate otherwise.

Annual election of directors:

General Policy: TIAA-CREF will generally support shareholder resolutions asking that each member of the board stand for reelection annually.

Cumulative voting:

General Policy: TIAA-CREF will generally not support proposals asking that shareholders be allowed to cumulate votes in director elections, as this practice may encourage the election of “special interest” directors.

C. Guidelines for other governance issues

Separation of Chairman and Chief Executive Officer:

General Policy: TIAA-CREF will generally not support shareholder resolutions asking that the roles of Chairman and CEO be separated. However we may support such resolutions where we believe that there is not a bona-fide lead independent director and the company’s corporate governance practices or business performance are materially deficient.

Ratification of auditor:

General Policy: TIAA-CREF will generally support the board’s choice of auditor and believe we should be able to do so annually. However, TIAA-CREF will consider voting against the ratification of an audit firm where non-audit fees are excessive, where the firm has been involved in conflict of interest or fraudulent activities in connection with the company’s audit, or where the auditors’ independence is questionable.

Supermajority vote requirements:

General Policy: TIAA-CREF will generally support shareholder resolutions asking for the elimination of supermajority vote requirements.

TIAA-CREF Funds  ■  Funds-of-Funds  ■  Statement of Additional Information     71

Dual-class common stock and unequal voting rights:

General Policy: TIAA-CREF will generally support shareholder resolutions asking for the elimination of dual classes of common stock with unequal voting rights or special privileges.

Right to call a special meeting:

General Policy: TIAA-CREF will generally support shareholder resolutions asking for the right to call a special meeting. However, we believe a 25% ownership level is reasonable and generally would not be supportive of proposals to lower the threshold if it is already at that level.

Right to act by written consent:

General Policy: TIAA-CREF will consider on a case-by-case basis shareholder resolutions asking that they be granted the ability to act by written consent.

Antitakeover devices (Poison Pills):

General Policy: TIAA-CREF will consider on a case-by-case basis proposals relating to the adoption or rescission of anti-takeover devices with attention to the following criteria:

• Whether the company has demonstrated a need for antitakeover protection;

• Whether the provisions of the device are in line with generally accepted governance principles;

• Whether the company has submitted the device for shareholder approval; and

• Whether the proposal arises in the context of a takeover bid or contest for control.

TIAA-CREF will generally support shareholder resolutions asking to rescind or put to a shareholder vote antitakeover devices that were adopted without shareholder approval.

Reincorporation:

General Policy: TIAA-CREF will evaluate on a case-by-case basis proposals for reincorporation taking into account the intention of the proposal, established laws of the new domicile and jurisprudence of the target domicile. We will not support the proposal if we believe the intention is to take advantage of laws or judicial interpretations that provide antitakeover protection or otherwise reduce shareholder rights.

D. Guidelines for compensation issues

Equity-based compensation plans:

General Policy: TIAA-CREF will review equity-based compensation plans on a case-by-case basis, giving closer scrutiny to companies where plans include features that are not performance-based or where total potential dilution from equity compensation exceeds 10%. As a practical matter, we recognize that more dilutive broad-based plans may be appropriate for human-capital intensive industries and for small- or mid-capitalization firms and start-up companies.

We generally note the following red flags when evaluating executive compensation:

• Excessive Equity Grants: TIAA-CREF will examine a company’s past grants to determine the rate at which shares are being issued. We will also seek to ensure that equity is being offered to more than just the top executives at the company. A pattern of excessive grants can indicate failure by the board to properly monitor executive compensation and its costs.

• Lack of Minimum Vesting Requirements: TIAA-CREF believes that companies should establish minimum vesting guidelines for senior executives who receive stock grants. Vesting requirements help influence executives to focus on maximizing the company’s long-term performance rather than managing for short-term gain.

• Undisclosed or Inadequate Performance Metrics: TIAA-CREF believes that performance goals for equity grants should be disclosed meaningfully. Performance hurdles should not be too easily attainable. Disclosure of these metrics should enable shareholders to assess whether the equity plan will drive long-term value creation.

• Misalignment of Interests: TIAA-CREF supports equity ownership requirements for senior executives and directors to align their interests with those of shareholders.

• Reload Options: TIAA-CREF will generally not support “reload” options that are automatically replaced at market price following exercise of initial grants. Reload options can lead to excessive dilution and overgenerous benefits and allow recipients to lock in increases in stock price that occur over the duration of the option plan with no attendant risk.

• Mega Grants: TIAA-CREF will generally not support mega grants. A company’s history of such excessive grant practices may prompt TIAA-CREF to vote against the stock plans and the directors who approve them. Mega grants include equity grants that are excessive in relation to other forms of compensation or to the compensation of other employees and grants that transfer disproportionate value to senior executives without relation to their performance.

72     Statement of Additional Information  ■  TIAA-CREF Funds  ■  Funds-of-Funds

• Undisclosed or Inappropriate Option Pricing: TIAA-CREF will generally not support plans that fail to specify exercise prices or that establish exercise prices below fair market value on the date of grant.

• Repricing Options: TIAA-CREF will generally not support plans that authorize repricing. However, we will consider on a case-by-case basis management proposals seeking shareholder approval to reprice options. We are more likely to vote in favor of repricing in cases where the company excludes named executive officers and board members and ties the repricing to a significant reduction in the number of options.

• Excess Discretion: TIAA-CREF will generally not support plans where significant terms of awards—such as coverage, option price, or type of awards—are unspecified, or where the board has too much discretion to override minimum vesting and/or performance requirements.

• Evergreen Features: TIAA-CREF will generally not support option plans that contain evergreen features which reserve a specified percentage of outstanding shares for award each year and lack a termination date. Evergreen features can undermine control of stock issuance and lead to excessive dilution.

Shareholder resolutions on executive compensation:

General Policy: TIAA-CREF will consider on a case-by-case basis shareholder resolutions related to specific compensation practices. Generally, we believe specific practices are the purview of the board.

Advisory vote on compensation disclosure:

General Policy: TIAA-CREF prefers that companies offer an annual non-binding vote on executive compensation (“say on pay”). In absence of an annual vote, companies should clearly articulate the rationale behind offering the vote less frequently. We will consider on a case-by-case basis advisory votes on executive compensation proposals with reference to our compensation disclosure principles noted in Section IV of this Policy Statement.

Golden parachutes:

General Policy: TIAA-CREF will vote on a case-by-case basis on golden parachute proposals taking into account the structure of the agreement and the circumstances of the situation. However, we would prefer to see a double trigger on all change of control agreements.

E. Guidelines for environmental and social issues

As indicated in Section V, TIAA-CREF will generally support shareholder resolutions seeking reasonable disclosure of the environmental or social impact of a company’s policies, operations or products. We believe that a company’s management and directors have the responsibility to determine the strategic impact of environmental and social issues and that they should disclose to shareholders how they are dealing with these issues.

Global climate change:

General Policy: TIAA-CREF will generally support reasonable shareholder resolutions seeking disclosure of greenhouse gas emissions, the impact of climate change on a company’s business activities and products and strategies designed to reduce the company’s long-term impact on the global climate.

Use of natural resources:

General Policy: TIAA-CREF will generally support reasonable shareholder resolutions seeking disclosure or reports relating to a company’s use of natural resources, the impact on its business of declining resources and its plans to improve the efficiency of its use of natural resources.

Impact on ecosystems:

General Policy: TIAA-CREF will generally support reasonable shareholder resolutions seeking disclosure or reports relating to a company’s initiatives to reduce any harmful impacts or other hazards that result from its operations or activities to local, regional or global ecosystems.

Global labor standards:

General Policy: TIAA-CREF will generally support reasonable shareholder resolutions seeking a review of a company’s labor standards and enforcement practices, as well as the establishment of global labor policies based upon internationally recognized standards.

Diversity and non-discrimination:

General Policies:

TIAA-CREF Funds  ■  Funds-of-Funds  ■  Statement of Additional Information     73

• TIAA-CREF will generally support reasonable shareholder resolutions seeking disclosure or reports relating to a company’s nondiscrimination policies and practices, or seeking to implement such policies, including equal employment opportunity standards.

• TIAA-CREF will generally support reasonable shareholder resolutions seeking disclosure or reports relating to a company’s workforce and board diversity policies and practices.

Global human rights codes of conduct:

General Policy: TIAA-CREF will generally support reasonable shareholder resolutions seeking a review of a company’s human rights standards and the establishment of global human rights policies, especially regarding company operations in conflict zones or weak governance.

Corporate response to global health risks:

General Policy: TIAA-CREF will generally support reasonable shareholder resolutions seeking disclosure or reports relating to significant public health impacts resulting from company operations and products, as well as the impact of global health pandemics on the company’s operations and long-term growth.

Corporate political influence:

General Policies:

• TIAA-CREF will generally support reasonable shareholder resolutions seeking disclosure or reports relating to a company’s political expenditures, including board oversight procedures, direct political expenditures, and contributions to third parties for the purpose of influencing election results.

• TIAA-CREF will generally support reasonable shareholder resolutions seeking disclosure or reports relating to a company’s charitable contributions and other philanthropic activities.

• TIAA-CREF may consider not supporting shareholder resolutions that appear to promote a political agenda that is contrary to the mission or values of TIAA-CREF or the long-term health of the corporation.

Animal welfare:

General Policy: TIAA-CREF will generally support reasonable shareholder resolutions asking for reports on the company’s impact on animal welfare.

Product responsibility:

General Policy: TIAA-CREF will generally support reasonable shareholder resolutions seeking disclosure relating to the safety and impact of a company’s products on the customers and communities it serves.

Predatory lending:

General Policy: TIAA-CREF will generally support reasonable shareholder resolutions asking companies for disclosure about the impact of lending activities on borrowers and policies designed to prevent predatory lending practices.

Tobacco:

General Policies:

• TIAA-CREF will generally support reasonable shareholder resolutions seeking disclosure or reports relating to risks associated with tobacco use and efforts by a company to reduce exposure to tobacco products among the young or other vulnerable populations.

• TIAA-CREF will generally not support shareholder resolutions seeking to alter the investment policies of financial institutions or to require divestment of tobacco company stocks.

74     Statement of Additional Information  ■  TIAA-CREF Funds  ■  Funds-of-Funds

[This page intentionally left blank.]

[This page intentionally left blank.]

[This page intentionally left blank.]

Printed on paper containing recycled fiber	A12488 (10/15)

OTHER INFORMATION

Item 28. Exhibits

(a)	(1)	Declaration of Trust, dated as of April 15, 1999.1/

	(2)	Declaration of Trust, dated as of April 15, 1999, as amended to add the TIAA-CREF Lifecycle Funds (the “Lifecycle Funds”). 6/

	(3)	Form of Amendment dated December 7, 2005 to the Declaration of Trust dated April 15, 1999.9/

	(4)	Form of Amendment dated February 14, 2006 to the Declaration of Trust dated April 15, 1999. 9/

	(5)	Amendment dated August 7, 2006 to the Declaration of Trust. 10/

	(6)	Amendment dated October 2, 2006 to the Declaration of Trust. 10/

	(7)	Amendment dated July 17, 2007 to the Declaration of Trust. 13/

	(8)	Amendment dated August 29, 2008 to the Declaration of Trust. 15/

	(9)	Amendment dated February 10, 2009 to the Declaration of Trust. 17/

	(10)	Amendment dated May 12, 2009 to the Declaration of Trust. 17/

	(11)	Form of Amendment dated May 18, 2010 to the Declaration of Trust. 20/

	(12)	Form of Amendment dated December 7, 2010 to the Declaration of Trust. 22/

	(13)	Form of Amendment dated May 17, 2011 to the Declaration of Trust. 24/

	(14)	Form of Amendment dated September 13, 2011 to the Declaration of Trust. 25/

	(15)	Form of Amendment dated May 15, 2012 to the Declaration of Trust. 28/

	(16)	Form of Amendment dated December 4, 2012 to the Declaration of Trust. 32/

	(17)	Amendment dated December 3, 2013 to the Declaration of Trust. 37/

	(18)	Amendment dated May 13, 2014 to the Declaration of Trust. 38/

	(19)	Amendment dated May 12, 2015 to the Declaration of Trust. 42/

	(20)	Form of Amendment dated July 14, 2015 to the Declaration of Trust. *

(b)	Registrant has adopted no bylaws.

(c)	The relevant portions of Registrant’s Declaration of Trust are incorporated herein by reference to Exhibit (a) above.

(d)	(1)	Investment Management Agreement by and between Registrant and Teacher Advisors, Inc. (“Advisors”), dated as of June 1, 1999. 2/

	(2)	Amendment to the Investment Management Agreement by and between Registrant and Advisors, dated as of September 3, 2002. 4/

	(3)	Form of Expense Reimbursement Agreement by and between the Registrant and Advisors, dated as of February 1, 2004. 5/

	(4)	Amendment to Investment Management Agreement by and between Registrant and Advisors, dated as of October 1, 2004, for the Lifecycle Funds. 6/

(5)	Form of Expense Reimbursement Agreement by and between the Registrant and Advisors, dated as of February 1, 2005. 7/

(6)	Form of Investment Management Agreement by and between the Registrant and Advisors, effective February 1, 2006. 8/

(7)	Form of Expense Reimbursement Agreement by and between the Registrant and Advisors, regarding the Growth Equity Fund dated as of February 1, 2006. 8/

(8)	Form of Expense Reimbursement Agreement between Registrant and Advisors effective February 1, 2006. 8/

(9)	Form of Fee Waiver for Growth & Income Fund and Lifecycle Funds effective February 1, 2006. 8/

(10)	Form of Amendment dated March 31, 2006 to the Investment Management Agreement by and between the Registrant and Advisors dated as of February 1, 2006. 9/

(11)	Form of Amendment dated March 31, 2006 to the Expense Reimbursement Agreement by and between the Registrant and Advisors dated as of February 1, 2006. 9/

(12)	Form of Amendment dated March 31, 2006 to the Fee Waiver Agreement for Certain TIAA-CREF Institutional Mutual Funds. 9/

(13)	Form of Amendment dated May 16, 2006 to the February 1, 2006 Expense Reimbursement Agreement regarding the Growth Equity Fund. 10/

(14)	Form of Amendment dated May 16, 2006 to the February 1, 2006 Expense Reimbursement Agreement. 10/

(15)	Form of Amendment dated May 16, 2006 to the February 1, 2006 Fee Waiver for Growth & Income Fund and Lifecycle Funds. 10/

(16)	Form of Amendment dated December 1, 2006 to the February 1, 2006 Fee Waiver Agreement for Certain TIAA-CREF Institutional Mutual Funds. 10/

(17)	Form of Amendment dated December 1, 2006 to the February 1, 2006 Expense Reimbursement Agreement regarding the Growth Equity Fund. 10/

(18)	Form of Amendment dated December 1, 2006 to the February 1, 2006 Expense Reimbursement Agreement. 10/

(19)	Form of Amendment dated December 6, 2006 to the February 1, 2006 Expense Reimbursement Agreement regarding the Retirement Class of the Lifecycle Funds. 10/

(20)	Form of Amendment dated January 17, 2007 to the Expense Reimbursement Agreement dated February 1, 2006. 10/

(21)	Form of Amendment dated November 30, 2007 to the Investment Management Agreement between Registrant and Advisors dated February 1, 2006. 13/

(22)	Form of Amendment dated November 30, 2007 to the February 1, 2006 Fee Waiver. 13/

(23)	Form of Amendment dated November 30, 2007 to the Expense Reimbursement Agreement by and between the Registrant and Advisors dated as of February 1, 2007. 13/

(24)	Form of Amendment dated February 1, 2008 to the February 1, 2006 Expense Reimbursement Agreement regarding the Growth Equity Fund. 14/

(25)	Form of Amendment dated February 1, 2008 to the February 1, 2006 Expense Reimbursement Agreement. 14/

(26)	Form of Amendment dated February 1, 2008 to the February 1, 2006 Fee Waiver Agreement for Growth & Income Fund and Lifecycle Funds. 14/

(27)	Form of Sixth Amendment dated February 1, 2009 to the February 1, 2006 Fee Waiver Agreement for the TIAA-CREF Lifecycle Funds. 16/

(28)	Form of Amendment dated February 1, 2009 to the February 1, 2006 Expense Reimbursement Agreement for TIAA-CREF Growth Equity Fund. 16/

(29)	Form of Amendment dated February 1, 2009 to the February 1, 2006 Expense Reimbursement Agreement for the TIAA-CREF Funds. 16/

(30)	Form of Amendment dated August 1, 2009 to the February 1, 2006 Expense Reimbursement Agreement for the TIAA-CREF Funds. 18/

(31)	Form of Amendment dated September 10, 2009 to the Investment Management Agreement between Registrant and Advisors dated February 1, 2006. 18/

(32)	Form of Amendment dated September 10, 2009 to the February 1, 2006 Expense Reimbursement Agreement for the TIAA-CREF Funds. 18/

(33)	Form of Amended and Restated Fee Waiver Agreement dated February 1, 2010 for the TIAA-CREF Lifecycle Funds. 20/

(34)	Form of Amended and Restated Expense Reimbursement Agreement dated February 1, 2010 for the TIAA-CREF Funds. 20/

(35)	Form of Amendment dated May 1, 2010 to the Investment Management Agreement between Registrant and Advisors dated February 1, 2006. 20/

(36)	Form of Amended and Restated Expense Reimbursement Agreement dated August 1, 2010 for the TIAA-CREF Funds. 21/

(37)	Form of Amendment dated August 1, 2010 to the Investment Management Agreement between Registrant and Advisors dated February 1, 2006. 21/

(38)	Form of Amended and Restated Fee Waiver Agreement between Registrant and Advisors for the TIAA-CREF Lifecycle Funds dated as of February 1, 201122/

(39)	Form of Amended and Restated Agreement to Suspend Distribution Plans between Registrant and TPIS for the TIAA-CREF Lifecycle and Lifecycle Index Funds dated as of February 1, 2011. 22/

(40)	Form of Amended and Restated Expense Reimbursement Agreement between Registrant and Advisors for the TIAA-CREF Funds dated as of February 1, 2011. 22/

(41)	Form of Amendment dated April 28, 2011 to the Investment Management Agreement between Registrant and Advisors dated February 1, 2006. 23/

(42)	Form of Amended and Restated Expense Reimbursement Agreement between Registrant and Advisors for the TIAA-CREF Funds dated as of February 1, 2011. 23/

(43)	Form of Amendment to the Investment Management Agreement for TIAA-CREF Global Natural Resources Fund dated September 20, 2011. 26/

(44)	Form of Amended and Restated Expense Reimbursement Agreement dated September 20, 2011 for TIAA-CREF Funds. 26/

(45)	Amendment to the Investment Management Agreement between the Registrant and Advisors dated as of December 6, 2011. 27/

(46)	Amended and Restated Expense Reimbursement Agreement between Registrant and Advisors dated as of December 6, 2011. 27/

(47)	Amended and Restated Investment Management Agreement between Registrant and Advisors dated as of January 2, 2012. 27/

(48)	Form of Amendment to the Amended and Restated Investment Management Agreement between Registrant and Advisors dated as of March 1, 2012. 27/

(49)	Form of Amended and Restated Expense Reimbursement Agreement between Registrant and Advisors dated as of March 1, 2012. 27/

(50)	Form of Amendment to the Investment Management Agreement for TIAA-CREF Social Choice Bond Fund dated as of July 23, 2012. 28/

(51)	Form of Amended and Restated Expense Reimbursement Agreement dated as of July 23, 2012 for TIAA-CREF Funds. 28/

(52)	Form of Amended and Restated Expense Reimbursement Agreement for the TIAA-CREF Funds dated as of August 1, 2012. 29/

(53)	Form of Amended and Restated Expense Reimbursement Agreement for TIAA-CREF Social Choice Bond Fund dated as of September 21, 2012. 30/

(54)	Form of Amended and Restated Expense Reimbursement Agreement for TIAA-CREF Funds dated as of October 1, 2012. 31/

(55)	Form of Amended and Restated Fee Waiver Agreement between Registrant and Advisors for the TIAA-CREF Lifecycle and Lifecycle Index Funds dated as of October 1, 2012. 31/

(56)	Form of Amended and Restated Expense Reimbursement Agreement for TIAA-CREF Funds dated as of March 1, 2013. 33/

(57)	Form of Amendment to the Investment Management Agreement for TIAA-CREF International Opportunities Fund dated as of April 10, 2013. 34/

(58)	Form of Amended and Restated Expense Reimbursement Agreement for TIAA-CREF Funds dated as of April 12, 2013. 34/

(59)	Form of Amended and Restated Expense Reimbursement Agreement for TIAA-CREF Funds dated as of August 1, 2013. 35/

(60)	Form of Amended and Restated Expense Reimbursement Agreement for TIAA-CREF Funds dated as of October 1, 2013. 36/

(61)	Form of Amended and Restated Fee Waiver Agreement between Registrant and Advisors for the TIAA-CREF Lifecycle and Lifecycle Index Funds dated as of October 1, 2013. 36/

(62)	Form of Amended and Restated Expense Reimbursement Agreement for TIAA-CREF Funds dated as of March 1, 2014. 37/

(63)	Form of Amendment to the Investment Management Agreement between Registrant and Advisors dated as of May 1, 2014. 41/

(64)	Form of Amended and Restated Expense Reimbursement Agreement between Registrant and Advisors dated as of August 1, 2014. 39/

(65)	Form of Amendment to the Investment Management Agreement between Registrant and Advisors dated as of September 26, 2014. 41/

(66)	Form of Amended and Restated Expense Reimbursement Agreement between Registrant and Advisors dated as of September 26, 2014. 40/

(67)	Form of Amended and Restated Fee Waiver Agreement between Registrant and Advisors for the TIAA-CREF Lifecycle and Lifecycle Index Funds dated as of September 26, 2014. 40/

(68)	Form of Amendment to the Amended and Restated Investment Management Agreement between Registrant and Advisors dated as of March 1, 2015. 41/

	(69)	Form of Amended and Restated Expense Reimbursement Agreement between Registrant and Advisors dated as of January 1, 2015. 41/

	(70)	Form of Amended and Restated Expense Reimbursement Agreement between Registrant and Advisors dated as of March 1, 2015. 41/

	(71)	Form of Amendment to the Investment Management Agreement between Registrant and Advisors dated as of July 31, 2015. 43/

	(72)	Form of Amended and Restated Expense Reimbursement Agreement between Registrant and Advisors dated as of July 31, 2015. 43/

(e)	(1)	Distribution Agreement by and between Registrant and Teachers Personal Investors Services, Inc. (“TPIS”), dated as of June 1, 1999. 2/

	(2)	Selling Agreement by and between TPIS and TIAA-CREF Individual & Institutional Services, LLC (“Services”), dated as of June 1, 1999. 3/

	(3)	Amendment to Distribution Agreement by and between Registrant and TPIS, dated as of September 3, 2002. 4/

	(4)	Amendment to Distribution Agreement by and between Registrant and TPIS, dated as of October 1, 2004, for the Lifecycle Funds. 6/

	(5)	Amendment to Distribution Agreement by and between Registrant and TPIS, dated as of October 19, 2004. 7/

	(6)	Form of Amendment to Distribution Agreement for the TIAA-CREF Funds dated as of January 1, 2013. 33/

	(7)	Form of Amendment to Distribution Agreement between Registrant and TPIS dated as of July 31, 2015. 43/

(f)	(1)	TIAA and CREF Non-Employee Trustee and Member, and TIAA-CREF Mutual Funds and TIAA-CREF Institutional Mutual Funds Non-Employee Trustee, Long-Term Compensation Plan, as of January 1, 1998, as amended. 5/

	(2)	TIAA and CREF Non-Employee Trustee and Member, and TIAA-CREF Mutual Funds and TIAA-CREF Institutional Mutual Funds Non-Employee Trustee, Deferred Compensation Plan, as of June 1, 1998, as amended. 5/

	(3)	Non-Employee Trustee and Member Long-Term Compensation Plan, dated January 1, 2008. 14/

	(4)	Non-Employee Trustee and Member Deferred Compensation Plan, dated January 1, 2008. 14/

(g)	(1)	Custodian Agreement by and between Registrant and State Street Bank and Trust Company (“State Street”), dated as of June 11, 1999. 3/

	(2)	Custodian Agreement by and between Registrant and JPMorgan Chase Bank (“JPMorgan”), dated as of July 1, 2002. 4/

	(3)	Amendment to the Custodian Agreement by and between Registrant and JPMorgan, dated August 26, 2002. 4/

	(4)	Form of Master Custodian Agreement by and between Registrant and State Street dated November 20, 2007. 13/

	(5)	Form of Custodial Undertaking in Connection with Master Repurchase Agreement among Advisors, on behalf of Registrant, Goldman, Sachs & Co. and The Bank of New York Mellon, dated March 8, 2010. 20/

(h)	(1)	Administration Agreement by and between Registrant and State Street, dated as of July 1, 1999. 3/

	(2)	Transfer Agency Agreement by and between Registrant and Boston Financial Data Services, Inc. (“BFDS”), dated as of July 1, 1999. 3/

	(3)	Transfer Agency and Service Agreement by and between Registrant and BFDS, dated as of July 1, 2002. 4/

	(4)	Service Agreement by and between Registrant and Advisors, dated as of May 22, 2002, as amended February 19,

2003 5/ , October 1, 2004, for the Lifecycle Funds 6/ and October 19, 2004. 7/

	(5)	Form of Retirement Class Service Agreement by and between Registrant and Advisors dated as of February 1, 2006. 8/

	(6)	Form of Amendment dated March 31, 2006 to the Retirement Class Service Agreement by and between Registrant and Advisors with respect to Funds that offer Retirement Class Shares dated as of February 1, 2006. 9/

	(7)	Form of Transfer Agency Agreement by and between Registrant and BFDS, dated September 1, 2004. 12/

	(8)	Form of Amendment dated November 30, 2007 to the Retirement Class Service Agreement by and between Registrant and Advisors with respect to Funds that offer Retirement Class Shares dated as of February 1, 2006. 13/

	(9)	Form of Investment Accounting Agreement by and between Registrant and State Street dated November 20, 2007. 13/

	(10)	Form of Amendment dated September 10, 2009 to the Retirement Class Service Agreement by and between Registrant and Advisors with respect to Funds that offer Retirement Class Shares dated as of February 1, 2006. 18/

	(11)	Form of Amendment dated September 1, 2009 to the Transfer Agency Agreement between the Registrant and BFDS dated September 1, 2004. 18/

	(12)	Form of Amendment dated August 1, 2010 to the Retirement Class Service Agreement by and between Registrant and Advisors with respect to Funds that offer Retirement Class Shares dated as of February 1, 2006. 21/

	(13)	Form of Amendment dated April 1, 2011 to the Retirement Service Agreement by and between Registrant and Advisors. 23/

	(14)	Form of Amendment dated August 31, 2010 to Transfer Agency and Service Agreement between Registrant BFDS. 23/

	(15)	Form of Amendment dated June 29, 2011 to Transfer Agency and Service Agreement between Registrant and Boston Financial Services, Inc. 24/

	(16)	Form of Amendment to Retirement Service Agreement dated September 20, 2011 between Registrant and Advisors. 24/

	(17)	Administrative Services Agreement between Registrant and Advisors dated as of January 2, 2012. 27/

	(18)	Amendment to the Retirement Service Agreement between Registrant and Advisors dated as of December 6, 2011. 27/

	(19)	Form of Amendment to Retirement Service Agreement dated July 23, 2012 between Registrant and Advisors. 28/

	(20)	First Amendment dated May 31, 2012 to the Investment Accounting Agreement by and between Registrant and State Street. 29/

	(21)	Form of Amendment to Retirement Service Agreement between Registrant and Advisors dated as of April 10, 2013. 34/

	(22)	Form of Amendment to Retirement Service Agreement between Registrant and Advisors dated as of September 26, 2014. 40/

	(23)	Form of Amendment dated June 25, 2014 (effective as of April 1, 2014) to the Transfer Agency and Service Agreement dated September 1, 2009 by and between Registrant and BFDS. 40/

	(24)	Form of Amendment dated July 15, 2014 (effective September 1, 2014) to the Transfer Agency and Service Agreement dated September 1, 2009 by and between Registrant and BFDS. 40/

	(25)	Form of Amendment to Retirement Service Agreement between Registrant and Advisors dated as of July 31, 2015.43/

(i)		Not Applicable

(j)	(1)	Not Applicable

	(2)	Not Applicable

(k)		Not Applicable

(l)	(1)	Seed Money Agreement by and between Registrant and Teachers Insurance and Annuity Association of America (“TIAA”), dated as of June 1, 1999.3/

	(2)	Seed Money Agreement by and between Registrant and TIAA, dated as of August 1, 2002. 4/

	(3)	Seed Money Agreement by and between Registrant and TIAA, dated as of October 1, 2004, for the Lifecycle Funds. 6/

	(4)	Seed Money Agreement by and between Registrant and TIAA, dated as of March 31, 2006, for the Large Cap Growth Fund, High-Yield Fund II, Bond Plus Fund II, Short-Term Bond Fund II, Tax-Exempt Bond Fund II, Managed Allocation Fund II, International Equity Fund, Growth & Income Fund, Equity Index Fund, Social Choice Equity Fund, Bond Fund, Inflation-Linked Bond Fund, and Money Market Fund. 9/

	(5)	Form of Seed Money Agreement by and between Registrant and TIAA, dated as of January 17, 2007 for the Institutional Class of the Lifecycle Funds. 10/

	(6)	Form of Seed Money Agreement by and between Registrant and TIAA, dated November 30, 2007 for the Lifecycle 2045, Lifecycle 2050 and Lifecycle Retirement Income Funds and the Enhanced Large-Cap Growth Index, Enhanced Large-Cap Value Index and Enhanced International Equity Index Funds. 13/

	(7)	Form of Seed Money Agreement by and between Registrant and TIAA, dated September 10, 2009 for the Lifecycle Index Funds, Bond Index Fund and the Premier Class. 18/

	(8)	Form of Seed Money Agreement by and between Registrant and TIAA, dated August 1, 2010 for the Emerging Market Equity and Emerging Market Equity Index Funds. 20/

	(9)	Form of Initial Investment Agreement between TIAA and Registrant dated April 1, 2011. 23/

	(10)	Form Initial Investment Agreement between TIAA and Registrant dated September 20, 2011. 26/

	(11)	Form of Initial Investment Agreement between TIAA and Registrant dated July 23, 2012. 28/

	(12)	Form of Initial Investment Agreement between TIAA and Registrant dated as of April 12, 2013. 34/

	(13)	Form of Initial Investment Agreement between TIAA and Registrant dated as of September 26, 2014 for the Emerging Markets Debt Fund, the Lifecycle 2060 Fund and the Lifecycle Index 2060 Fund. 40/

	(14)	Form of Initial Investment Agreement between TIAA and Registrant dated as of July 31, 2015 for the Social Choice International Equity Fund, the Social Choice Low Carbon Equity Fund and the Short-Term Bond Index Fund. 43/

(m)	(1)	Distribution Plan for the Lifecycle Funds of Registrant adopted pursuant to Rule 12b-1 of the Investment Company Act of 1940 (the “1940 Act”), dated October 1, 2004. 6/

	(2)	Distribution Plan for Retail Class Shares of Registrant, adopted pursuant to Rule 12b-1 of the 1940 Act, dated as of February 1, 2006. 8/

	(3)	Suspension of Distribution Plan Reimbursement Agreement by and between Registrant and TPIS dated effective February 1, 2006. 8/

	(4)	Form of Amendment dated March 31, 2006 to the Distribution Plan for the Retail Shares of Registrant adopted pursuant to Rule 12b-1 of the 1940 Act, dated February 1, 2006. 9/

	(5)	Form of Amendment dated March 31, 2006 to the Suspension of Distribution Plan Reimbursement Agreement by and between the Funds and TPIS effective February 1, 2006. 9/

	(6)	Form of Amendment dated May 16, 2006 to the Suspension of Distribution Plan Reimbursement Agreement by and between the Funds and TPIS effective February 1, 2006. 10/

	(7)	Form of Amendment dated December 1, 2006 to the Suspension of Distribution Plan Reimbursement Agreement by and between the Funds and TPIS effective February 1, 2006. 11/

(8)	Form of Amendment dated November 30, 2007 to the Distribution Plan for the Retail Shares of Registrant adopted pursuant to Rule 12b-1 of the 1940 Act, dated October 1, 2004. 13/

(9)	Form of Distribution Plan for Lifecycle Retail Class Shares of Registrant adopted pursuant to Rule 12b-1 of the 1940 Act, dated November 30, 2007. 13/

(10)	Form of Amendment dated November 30, 2007 to the Suspension of Distribution Plan Reimbursement Agreement by and between the Funds and TPIS effective February 1, 2006. 13/

(11)	Form of Amendment dated December 1, 2006 to the Suspension of Distribution Plan Reimbursement Agreement by and between the Funds and TPIS effective February 1, 2008. 14/

(12)	Form of Sixth Amendment dated February 1, 2009 to the February 1, 2006 Agreement to Suspend Distribution Plans for TIAA-CREF Funds. 16/

(13)	Form of Amendment dated August 1, 2009 to the February 1, 2006 Agreement to Suspend Distribution Plans for TIAA-CREF Funds. 18/

(14)	Form of Distribution Plan for Premier Class Shares of Registrant adopted pursuant to Rule 12b-1 of the 1940 Act, dated September 10, 2009. 18/

(15)	Form of Distribution Plan for Retirement Class Shares of Registrant on behalf of the Lifecycle Index Funds adopted pursuant to Rule 12b-1 of the 1940 Act, dated September 10, 2009. 18/

(16)	Form of Distribution Plan for Retail Class Shares of Registrant on behalf of the Bond Index Fund adopted pursuant to Rule 12b-1 of the 1940 Act, dated September 10, 2009. 18/

(17)	Form of Amendment dated September 10, 2009 to the February 1, 2006 Agreement to Suspend Distribution Plans for TIAA-CREF Funds. 18/

(18)	Form of Amended and Restated Agreement to Suspend Distribution Plans dated February 1, 2010 for TIAA-CREF Funds. 20/

(19)	Form of Amended and Restated Distribution Plan for Premier Class Shares of Registrant adopted pursuant to Rule 12b-1 of the 1940 Act, dated July 20, 2010. 21/

(20)	Form of Amended and Restated Compensation Distribution Plan for Retail Class Shares of Registrant adopted pursuant to Rule 12b-1 of the 1940 Act, dated July 20, 2010. 21/

(21)	Form of Amended and Restated Distribution Plan for the Retirement Class Reimbursement Plan of Registrant Lifecycle Fund Series adopted pursuant to Rule 12b-1 of the 1940 Act, dated April 28, 2011. 23/

(22)	Form of Amended and Restated Agreement to Suspend Distribution Plans for the TIAA-CREF Lifecycle and Lifecycle Index Funds by and between Registrant and TPIS dated effective February 1, 2011. 23/

(23)	Form of Amended and Restated Distribution Plan for Retirement Class Compensation Plan of Registrant TIAA-CREF Lifecycle Index Funds adopted pursuant to Rule 12b-1 of the 1940 Act, dated April 28, 2011. 23/

(24)	Form of Amended and Restated Distribution Plan for Premier Class Compensation Plan of Registrant adopted pursuant to Rule 12b-1 of the 1940 Act, dated April 28, 2011. 23/

(25)	Form of Amended and Restated Distribution Plan for Retail Class Compensation Plan of Registrant adopted pursuant to Rule 12b-1 of the 1940 Act, dated September 20, 2011. 26/

(26)	Form of Amended and Restated Distribution Plan for Premier Class Compensation Plan of Registrant adopted pursuant to Rule 12b-1 of the 1940 Act, dated September 20, 2011. 26/

(27)	Amended and Restated Distribution Plan for Retail Class shares of Registrant adopted pursuant to Rule 12b-1 of the 1940 Act dated December 6, 2011. 34/

(28)	Amended and Restated Distribution Plan for Premier Class Compensation Plan of Registrant adopted pursuant to Rule 12b-1 of the 1940 Act, dated December 6, 2011. 34/

	(29)	Form of Amended and Restated Distribution Plan for Retail Class shares of Registrant adopted pursuant to Rule 12b-1 of the 1940 Act dated July 23, 2012. 28/

	(30)	Form of Amended and Restated Distribution Plan for Premier Class shares of Registrant adopted pursuant to Rule 12b-1 of the 1940 Act dated July 23, 2012. 28/

	(31)	Form of Amended and Restated Distribution Plan for Retail Class shares of Registrant adopted pursuant to Rule 12b-1 of the 1940 Act dated January 1, 2013. 33/

	(32)	Form of Amended and Restated Distribution Plan for Retirement Class shares of the TIAA-CREF Lifecycle Funds of the Registrant adopted pursuant to Rule 12b-1 of the 1940 Act dated January 1, 2013. 33/

	(33)	Form of Amended and Restated Agreement to Suspend Distribution Plans for the TIAA-CREF Lifecycle and Lifecycle Index Funds by and between the Registrant and TPIS dated January 1, 2013. 33/

	(34)	Form of Amended and Restated Distribution Plans for Retail Class shares of Registrant adopted pursuant to Rule 12b-1 of the 1940 Act dated as of March 28, 2013. 34/

	(35)	Form of Amended and Restated Distribution Plan for Premier Class shares of Registrant adopted pursuant to Rule 12b-1 of the 1940 Act dated as of March 28, 2013. 34/

	(36)	Form of Amended and Restated Agreement to Suspend Distribution Plans for the TIAA-CREF Lifecycle and Lifecycle Index Funds by and between the Registrant and TPIS dated as of October 1, 2013. 36/

	(37)	Form of Amended and Restated Distribution Plan for the Premier Class of Registrant adopted pursuant to Rule 12b-1 of the 1940 Act dated as of September 26, 2014. 40/

	(38)	Form of Amended and Restated Distribution Plan for the Retirement Class of the Registrant for the TIAA-CREF Lifecycle Funds adopted pursuant to Rule 12b-1 of the 1940 Act dated as of September 26, 2014. 40/

	(39)	Form of Amended and Restated Distribution Plan for the Retirement Class of the Registrant for the TIAA-CREF Lifecycle Index Funds adopted pursuant to Rule 12b-1 of the 1940 Act dated as of September 26, 2014. 40/

	(40)	Form of Amended and Restated Agreement to Suspend Distribution Plans for the TIAA-CREF Lifecycle and Lifecycle Index Funds by and between the Registrant and TPIS dated as of September 26, 2014. 40/

	(41)	Form of Amended and Restated Distribution Plan for the Retail Class of Registrant adopted pursuant to Rule 12b-1 of the 1940 Act dated as of September 26, 2014. 40/

	(42)	Form of Amended and Restated Distribution Plan for the Retail Class of Registrant adopted pursuant to Rule 12b-1 of the 1940 Act dated as of March 26, 2015. 43/

	(43)	Form of Amended and Restated Distribution Plan for the Retirement Class of Registrant for the TIAA-CREF Lifecycle and Lifecycle Index Funds adopted pursuant to Rule 12b-1 of the 1940 Act dated as of March 26, 2015. 43/

	(44)	Form of Amended and Restated Distribution Plan for the Retail Class of Registrant adopted pursuant to Rule 12b-1 of the 1940 Act dated as of July 31, 2015. 43/

	(45)	Form of Amended and Restated Distribution Plan for the Premier Class of Registrant adopted pursuant to Rule 12b-1 of the 1940 Act dated as of July 31, 2015. 43/

(n)	(1)	Multiple Class Plan of Registrant adopted pursuant to Rule 18f-3 of the 1940 Act. 4/

	(2)	Form of Amended and Restated Multiple Class Plan effective February 14, 2006. 9/

	(3)	Form of Multiple Class Plan adopted pursuant to Rule 18f-3 of the 1940 Act with respect to the Lifecycle Funds effective January 17, 2007. 10/

	(4)	Form of Amendment dated November 30, 2007 to the Multiple Class (18f-3) Plan for the Lifecycle Funds. 13/

	(5)	Form of Amended and Restated Multiple Class (18f-3) Plan for the TCF Funds dated September 10, 2009. 18/

	(6)	Form of Amended and Restated Multiple Class (18f-3) Plan for the Lifecycle and Lifecycle Index Funds dated September 10, 2009. 18/

	(7)	Form of Amended and Restated Multiple Class (18f-3) Plan for the Lifecycle and Lifecycle Index Funds dated December 7, 2010. 23/

	(8)	Form of Amended and Restated Multiple Class Plan (18f-3) for the TCF Funds dated September 20, 2011. 26/

	(9)	Form of Amended and Restated Multiple Class Plan (18f-3) for the TCF Funds dated December 6, 2011. 34/

	(10)	Form of Amended and Restated Multiple Class Plan (18f-3) for the TCF Funds dated July 23, 2012. 28/

	(11)	Form of Amended and Restated Multiple Class Plan (18f-3) for the TCF Funds effective January 1, 2013. 33/

	(12)	Form of Amended and Restated Multiple Class Plan (18f-3) for the Lifecycle Funds and the Lifecycle Index Funds of the TIAA-CREF Funds effective January 1, 2013. 33/

	(13)	Form of Amended and Restated Multiple Class Plan (18f-3) for the TIAA-CREF Funds dated as of March 28, 2013. 34/

	(14)	Form of Amended and Restated Multiple Class Plan (18f-3) for the TIAA-CREF Funds dated as of September 26, 2014. 40/

	(15)	Form of Amended and Restated Multiple Class Plan (18f-3) for the Lifecycle Funds and the Lifecycle Index Funds of the TIAA-CREF Funds dated as of September 26, 2014. 40/

	(16)	Form of Amended and Restated Multiple Class Plan (18f-3) for the TIAA-CREF Funds dated as of July 31, 2015. 43/

(o)	Reserved

(p)	TIAA-CREF Code of Ethics 22/

(q)	Powers of attorney 37/

*	Filed herewith.

1/	Incorporated herein by reference to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on April 20, 1999.

2/	Incorporated herein by reference to Pre-Effective Amendment No. 1 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on June 11, 1999.

3/	Incorporated herein by reference to Pre-Effective Amendment No. 2 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on June 24, 1999.

4/	Incorporated herein by reference to Post-Effective Amendment No. 5 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on September 27, 2002.

5/	Incorporated herein by reference to Post-Effective Amendment No. 7 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on January 30, 2004.

6/	Incorporated herein by reference to Post-Effective Amendment No. 11 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on September 30, 2004.

7/	Incorporated herein by reference to Post-Effective Amendment No. 13 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on January 31, 2005.

8/	Incorporated herein by reference to Post-Effective Amendment No. 16 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on February 1, 2006.

9/	Incorporated herein by reference to Post-Effective Amendment No. 19 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on March 31, 2006.

10/	Incorporated herein by reference to Post-Effective Amendment No. 20 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on January 17, 2007.

11/	Incorporated herein by reference to Post-Effective Amendment No. 22 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on February 23, 2007.

12/	Incorporated herein by reference to Post-Effective Amendment No. 24 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on September 30, 2007.

13/	Incorporated herein by reference to Post-Effective Amendment No. 26 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on November 30, 2007.

14/	Incorporated herein by reference to Post-Effective Amendment No. 27 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on January 28, 2008.

15/	Incorporated herein by reference to Post-Effective Amendment No. 28 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on November 21, 2008.

16/	Incorporated herein by reference to Post-Effective Amendment No. 29 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on January 28, 2009.

17/	Incorporated herein by reference to Post-Effective Amendment No. 30 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on June 25, 2009.

18/	Incorporated herein by reference to Post-Effective Amendment No. 31 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on September 11, 2009.

19/	Incorporated herein by reference to Post-Effective Amendment No. 32 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on January 22, 2010.

20/	Incorporated herein by reference to Post-Effective Amendment No. 34 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on May 21, 2010.

21/	Incorporated herein by reference to Post-Effective Amendment No. 35 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on August 4, 2010.

22/	Incorporated herein by reference to Post-Effective Amendment No. 36 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on January 28, 2011.

23/	Incorporated herein by reference to Post-Effective Amendment No. 41 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on April 25, 2011.

24/	Incorporated herein by reference to Post-Effective Amendment No. 44 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on July 15, 2011.

25/	Incorporated herein by reference to Post-Effective Amendment No. 47 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on September 23, 2011.

26/	Incorporated herein by reference to Post-Effective Amendment No. 48 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on September 29, 2011.

27/	Incorporated herein by reference to Post-Effective Amendment No. 54 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on February 28, 2012.

28/	Incorporated herein by reference to Post-Effective Amendment No. 57 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on July 18, 2012.

29/	Incorporated herein by reference to Post-Effective Amendment No. 58 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on July 30, 2012.

30/	Incorporated herein by reference to Post-Effective Amendment No. 60 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on September 18, 2012.

31/	Incorporated herein by reference to Post-Effective Amendment No. 61 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on September 28, 2012.

32/	Incorporated herein by reference to Post-Effective Amendment No. 64 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on January 10, 2013.

33/	Incorporated herein by reference to Post-Effective Amendment No. 65 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on February 27, 2013.

34/	Incorporated herein by reference to Post-Effective Amendment No. 68 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on April 12, 2013.

35/	Incorporated herein by reference to Post-Effective Amendment No. 70 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on July 29, 2013.

36/	Incorporated herein by reference to Post-Effective Amendment No. 72 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on September 27, 2013.

37/	Incorporated herein by reference to Post-Effective Amendment No. 74 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on February 27, 2014.

38/	Incorporated herein by reference to Post-Effective Amendment No. 76 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on June 27, 2014.

39/	Incorporated herein by reference to Post-Effective Amendment No. 77 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on July 28, 2014.

40/	Incorporated herein by reference to Post-Effective Amendment No. 79 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on September 25, 2014.

41/	Incorporated herein by reference to Post-Effective Amendment No. 81 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on February 26, 2015.

42/	Incorporated herein by reference to Post-Effective Amendment No. 83 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on May 15, 2015.

43/	Incorporated herein by reference to Post-Effective Amendment No. 84 to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on July 29, 2015.

Item 29. Persons Controlled by or Under Common Control with the Fund

The Registrant disclaims any assertion that its investment adviser, Teachers Advisors, Inc. (“Advisors”), or the parent company or any affiliate of Advisors directly or indirectly controls the Registrant or is under common control with the Registrant. Additionally, the Board of Trustees of the Registrant is the same as the board of other TIAA-CREF mutual funds, each of which has Advisors or an affiliate as its investment adviser. In addition, the Registrant and the other TIAA-CREF mutual funds have some officers in common. Nonetheless, the Registrant takes the position that it is not under common control with the other TIAA-CREF mutual funds because the power residing in the Funds’ respective boards and officers arises as the result of an official position with the respective investment companies.

Item 30. Indemnification

As a Delaware statutory trust, Registrant’s operations are governed by its Declaration of Trust dated as of April 15, 1999 (the “Declaration”). Generally, Delaware statutory trust shareholders are not personally liable for obligations of the Delaware statutory trust under Delaware law. The Delaware Statutory Trust Act (the “DSTA”) provides that a shareholder of a trust shall be entitled to the same limitation of liability extended to shareholders of private for-profit Delaware corporations. Registrant’s Declaration expressly provides that it has been organized under the DSTA and that the Declaration is to be governed by Delaware law. It is nevertheless possible that a Delaware statutory trust, such as Registrant, might become a party to an action in another state whose courts refuse to apply Delaware law, in which case Registrant’s shareholders could be subject to personal liability.

To protect Registrant’s shareholders against the risk of personal liability, the Declaration (i) contains an express disclaimer of shareholder liability for acts or obligations of Registrant and provides that notice of such disclaimer may be given in each agreement, obligation and instrument entered into or executed by Registrant or its trustees; (ii) provides for the indemnification out of Registrant’s property of any shareholders held personally liable for any obligations of Registrant or any series of Registrant; and (iii) provides that Registrant shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of Registrant and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss beyond his or her investment because of shareholder liability is limited to circumstances in which all of the following factors are present: (i) a court refuses to apply Delaware law; (ii) the liability arose under tort law or, if not, no contractual limitation of liability was in effect; and (iii) Registrant itself would be unable to meet its obligations. In the light of Delaware law, the nature of Registrant’s business and the nature of its assets, the risk of personal liability to a shareholder is remote.

The Declaration further provides that Registrant shall indemnify each of its trustees and officers against liabilities and expenses reasonably incurred by them, in connection with, or arising out of, any action, suit or proceeding, threatened against or otherwise involving such trustee or officer, directly or indirectly, by reason of being or having been a trustee or officer of Registrant. The Declaration does not authorize Registrant to indemnify any trustee or officer against any liability to which he or she would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person’s duties.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Securities Act”) may be permitted to trustees, officers and controlling persons, or otherwise, Registrant has been advised that in the opinion of the Commission such indemnification may be against public policy as expressed in the Securities Act and may be, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of the Investment Adviser

Advisors also provides investment management services to the TIAA-CREF Life Funds, TIAA Separate Account VA-1 and certain unregistered pools. The directors of Advisors are Robert G. Leary, Carol Deckbar, Phillip Goff, Thomas Garbutt, John Panagakis and William Wilkinson. These persons are also Managers of TIAA-CREF Investment Management, LLC (“TCIM”), which is a wholly owned investment adviser subsidiary of TIAA and manages the investment accounts of the College Retirement Equities Fund (“CREF”). Both Advisors and TCIM are located at 730 Third Avenue, New York, NY 10017-3206.

Item 32. Principal Underwriters

Teachers Personal Investors Services, Inc. (“TPIS”) acts as the principal underwriter for the Registrant and the TIAA-CREF Life Funds.

The directors of TPIS are Robert G. Leary, Keith Rauschenbach, Catherine McCabe, Michael Noone, Timothy Walsh and Kevin O’Leary. The officers of TPIS are as follows:

Name and Principal Business	Positions and Offices with	Positions and Offices
Address*	Underwriter	with Registrant

Keith Henry Rauschenbach	President and Chief Operating Officer	None
William Forgione	Senior Managing Director and Assistant Secretary	None
William Bair	Chief Financial Officer	None
John Obeck	Chief Compliance Officer	None
Michael Phillips	Chief Legal Officer and Assistant	None
	Secretary	None
Stephen Collier	Senior Vice President, Head of Tax	None
Christy Lee	Controller	None
Steven Butzine	Anti-Money Laundering Officer	None
Marjorie Pierre-Merritt	Secretary	None
Jorge Gutierrez	Treasurer	None
Jennifer Sisom	Assistant Treasurer	None
Linda Dougherty	Vice President	None
Austin Wachter	Vice President	None
John George Panagakis	Vice President	None
Kevin John Maxwell	Vice President	None
Christopher Baraks	Vice President, Corporate Tax	None
Gerald McCarthy	Vice President, Tax	None
Janet Acosta	Assistant Secretary	None
Ann Medeiros	Assistant Secretary	None
Tracy Graham	Assistant Secretary	None
Abigail Smith	Assistant Secretary	None
Jamin Jenkins	Assistant Secretary, Corporate Tax	None
Gail Clinton	Assistant Secretary, Corporate Tax	None
Nicholas Cifelli	Assistant Secretary, Corporate Tax	None

* The business address of all directors and officers of TPIS is 730 Third Avenue, 12th Floor, New York, NY 10017-3206.

Additional information about the officers of TPIS can be found on Schedule A of Form BD for TPIS, as currently on file with the Commission (File No. 8-47051).

Item 33. Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder will be maintained at the Registrant’s home office, 730 Third Avenue, New York, NY 10017-3206, at other offices of the Registrant, and at the offices of the Registrant’s custodian, State Street Bank and Trust Company, 2 Avenue de Lafayette, Boston, MA 02111. In addition, certain duplicated records are maintained at Pierce Leahy Archives, 64 Leone Lane, Chester, NY 10918 and CitiStorage, 5 North 11th Street, Brooklyn, NY 11211.

Item 34. Management Services

Not Applicable.

Item 35. Undertakings

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, TIAA-CREF Funds has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on the 4th day of September, 2015.

TIAA-CREF FUNDS

By:	/s/ Robert G. Leary
Name:	Robert G. Leary
Title:	President and Principal Executive Officer

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Robert G. Leary	President and Principal Executive Officer	September 4, 2015
Robert G. Leary	(Principal Executive Officer)

/s/ Phillip G. Goff	Principal Financial Officer,	September 4, 2015
Phillip G. Goff	Principal Accounting Officer and Treasurer
(Principal Financial and Accounting Officer)

SIGNATURE OF		SIGNATURE OF
TRUSTEE	DATE	TRUSTEE	DATE

*	September 4, 2015	*	September 4, 2015
Forrest Berkley		Thomas J. Kenny

*	September 4, 2015	*	September 4, 2015
Nancy A. Eckl		Bridget A. Macaskill

*	September 4, 2015	*	September 4, 2015
Michael A. Forrester		James M. Poterba

*	September 4, 2015	*	September 4, 2015
Howell E. Jackson		Maceo K. Sloan

*	September 4, 2015	*	September 4, 2015
Nancy L. Jacobs		Laura T. Starks

/s/ Rachael M. Zufall	September 4, 2015
Rachael M. Zufall
as attorney-in-fact

* Signed by Rachael M. Zufall pursuant to powers of attorney previously filed with the Securities and Exchange Commission.

Exhibit List

(a)(20)	Form of Amendment dated July 14, 2015 to the Declaration of Trust